UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: 8/31
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Date of reporting period: 8/31/13
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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared eleven annual reports to shareholders for the year ended August 31, 2013 for series of John Hancock Funds II with August 31 fiscal year end. The first report applies to the Floating Rate Income Fund, the second report applies to the Strategic Income Opportunities Fund, the third report applies to the Natural Resources Fund, the fourth report applies to the Alternative Asset Allocation Fund, the fifth report applies to the Emerging Markets Fund, the sixth applies to the Emerging Markets Debt Fund, the seventh report applies to the U.S. Equity Fund, the eight report applies to the International Small Company Fund, the ninth report applies to 9 Retirement Living Portfolios, the tenth report applies to 9 Retirement Choices Portfolios and the eleventh report applies to 47 of the Registrant’s Funds.

John Hancock INVESTMENTS

John Hancock

Floating Rate Income Fund

Annual Report

8.31.13

A look at performance

Total returns for the period ended August 31, 2013

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge				subsidized	unsubsidized[1]

	1-year	5-year	10-year	Since inception[2]	1-year	5-year	10-year	Since inception[2]	as of 8-31-13	as of 8-31-13

Class A	1.86	5.01	—	4.63	1.86	27.66	—	29.23	3.78	3.78

Class B	–0.74	4.54	—	4.28	–0.74	24.86	—	26.80	3.15	3.15

Class C	3.19	4.90	—	4.46	3.19	27.03	—	28.06	3.24	3.24

Class I3	5.41	6.04	—	5.59	5.41	34.04	—	36.08	4.30	4.30

Class R6[3,4]	5.45	6.07	—	5.61	5.45	34.27	—	36.28	4.30	4.27

Class 1[3]	5.38	6.10	—	5.63	5.38	34.44	—	36.43	4.36	4.35

Class NAV[3]	5.54	6.16	—	5.71	5.54	34.85	—	36.99	4.40	4.39

Index†	5.97	6.88	—	5.71	5.97	39.44	—	36.95	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 3%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class 1, Class NAV, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for Class A, Class B, Class C, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class 1	Class NAV
Net (%)	1.20	1.95	1.95	0.86	0.81	0.77	0.72
Gross (%)	1.25	2.03	1.95	0.86	1.58	0.77	0.72

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the S&P/LSTA Performing Loan Index.

See the following page for footnotes.

6	Floating Rate Income Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B	1-2-08	$12,680	$12,773	$13,695

Class C5	1-2-08	12,806	12,806	13,695

Class I3	1-2-08	13,608	13,608	13,695

Class R6[3,4]	1-2-08	13,628	13,628	13,695

Class 1[3]	1-2-08	13,643	13,643	13,695

Class NAV[3]	1-2-08	13,699	13,699	13,695

S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Loan Index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.

2 From 1-2-08.

3 For certain types of investors, as described in the fund’s prospectuses.

4 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class R6 shares.

5 The contingent deferred sales charge is not applicable.

Annual report | Floating Rate Income Fund	7

Management’s discussion of

Fund performance

Western Asset Management Company

Bond market performance was mixed over the past year, with government bonds and AAA-rated debt significantly underperforming more credit-sensitive sectors of the market. Macroeconomic concerns dominated headlines during the past year as investors closely watched the actions of federal government policymakers for any potential changes in fiscal and monetary policy. In May 2013, Federal Reserve Board (Fed) Chairman Ben Bernanke suggested that the Fed might begin to gradually slow its monthly bond-buying program with the anticipation of ending it entirely in mid-2014. Investors pulled money out of both equity and fixed-income markets in anticipation of more restrictive monetary policy and potentially higher rates. In fact, interest rates, which had hit all-time lows in the summer of 2012 (as measured by the 10-year U.S. Treasury), climbed steadily higher over the course of the fund’s fiscal year, rising from 1.57% to 2.78%, an increase of more than 77%.

Against that backdrop, for the year ended August 31, 2013, John Hancock Floating Rate Income Fund’s Class A shares posted a total return of 5.02%, excluding sales charges. By comparison, the fund’s benchmark, the S&P/LSTA Performing Loan Index, gained 5.97% and the fund’s peer group, the Morningstar, Inc. bank loan fund category, posted an average gain of 6.29%.† The fund’s underperformance of its benchmark index was due to a variety of factors. For one, the fund’s allocations with regard to credit quality marginally detracted from returns. For the majority of the period, the fund had an underweight in the CCC-rated segment of the market, which poses a greater risk of default than the B-rated issuers we held. In an environment of strong issuer fundamentals, the lower-rated segments of the market went on to post the largest gains, and the fund’s limited exposure detracted from its relative returns. One of the most notable detractors in terms of security selection was textbook publisher Cengage Learning Acquisition, Inc., which we sold before the end of the period. However, security selection in general contributed positively to the fund’s performance. In particular, the fund benefited from an overweight position in Spanish-language broadcaster Univision Communications, Inc., hydraulic fracturing company FTS International, Inc., and gaming company Caesars Entertainment Operating Company, Inc.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Floating Rate Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1]

Class A	$1,000.00	$1,014.10	$6.09

Class B	1,000.00	1,009.20	9.88

Class C	1,000.00	1,009.70	9.42

Class I	1,000.00	1,015.00	4.16

Class R6	1,000.00	1,016.30	4.12

Class 1	1,000.00	1,015.30	3.81

Class NAV	1,000.00	1,016.70	3.56

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Floating Rate Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1]

Class A	$1,000.00	$1,019.20	$6.11

Class B	1,000.00	1,015.40	9.91

Class C	1,000.00	1,015.80	9.45

Class I	1,000.00	1,021.10	4.18

Class R6	1,000.00	1,021.10	4.13

Class 1	1,000.00	1,021.40	3.82

Class NAV	1,000.00	1,021.70	3.57

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.20%, 1.95%, 1.86%, 0.82%, 0.81%, 0.75% and 0.70% for Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Floating Rate Income Fund | Annual report

Portfolio summary

Top 10 Issuers (11.4% of Net Assets on 8-31-13)[1,2]

Univision Communications, Inc.	1.7%	Del Monte Foods Company	1.0%

Fortescue Metals Group Finance		Party City Holdings, Inc.	1.0%
PTY, Ltd.	1.4%
		Intelsat Jackson Holdings SA	1.0%
Caesars Entertainment Operating
Company, Inc.	1.3%	Commercial Barge Line Company	1.0%

Realogy Corp.	1.0%	Schaeffler AG	1.0%

		Gymboree Corp.	1.0%

Sector Composition[1,3]

Consumer Discretionary	28.0%	Financials	6.0%

Industrials	12.9%	Information Technology	5.1%

Energy	11.1%	Utilities	4.4%

Health Care	9.7%	Telecommunication Services	4.4%

Consumer Staples	7.6%	Short-Term Investments & Other	4.1%

Materials	6.7%

Quality Composition[1,4]

A	0.2%	CCC & Below	4.6%

BBB	1.0%	Equity	0.1%

BB	30.8%	Not Rated	6.6%

B	52.6%	Short-Term Investments & Other	4.1%

1 As a percentage of net assets on 8-31-13.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-13 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Floating Rate Income Fund	11

Fund’s investments

As of 8-31-13

		Maturity
	Rate (%)	date	Par value	Value
Term Loans (M) 85.5%			$2,952,197,130

(Cost $2,951,331,579)

Consumer Discretionary 26.5%				917,132,992

Auto Components 1.6%

Allison Transmission, Inc.	3.190	08-07-17	$4,841,258	4,853,361

August LuxUK Holding Company	5.000	04-27-18	6,675,587	6,742,343

August US Holding Company, Inc.	5.000	04-27-18	5,135,176	5,186,528

Schaeffler AG	4.250	01-27-17	33,700,000	33,792,338

UCI International, Inc.	5.500	07-26-17	3,882,634	3,887,487

Automobiles 0.2%

Chrysler Group LLC	4.250	05-24-17	7,224,619	7,304,726

Diversified Consumer Services 2.2%

Bakercorp International, Inc.	4.250	02-14-20	19,817,089	19,775,810

Laureate Education, Inc.	5.250	06-18-18	24,304,551	24,342,539

Monitronics International, Inc.	4.250	03-23-18	22,846,402	22,903,518

SRS Distribution, Inc.	4.750	09-02-19	8,279,250	8,265,448

Hotels, Restaurants & Leisure 8.4%

Boyd Gaming Corp.	4.000	08-14-20	6,440,000	6,454,091

Caesars Entertainment Operating
Company, Inc.	5.434	01-26-18	33,630,433	30,115,010

Caesars Entertainment Operating
Company, Inc.	9.500	10-31-16	16,516,394	16,408,575

CCM Merger, Inc.	5.000	03-01-17	24,217,595	24,358,856

DineEquity, Inc.	3.750	10-19-17	7,486,268	7,522,359

Equinox Holdings, Inc.	4.506	01-31-20	22,074,675	22,157,455

Equinox Holdings, Inc.	9.750	07-31-20	8,520,000	8,626,500

Golden Nugget, Inc.	3.190	06-30-14	4,720,370	4,655,466

Landry’s Holdings, Inc. (T)	TBD	04-24-18	1,000,000	1,005,000

Landry’s, Inc.	4.750	04-24-18	27,880,969	28,020,374

Las Vegas Sands LLC	2.690	11-23-16	21,815,621	21,779,255

MGM Resorts International	2.932	12-20-17	2,985,000	2,985,000

MGM Resorts International	3.500	12-20-19	16,498,359	16,443,370

Oceania Cruises, Inc.	6.750	06-29-20	29,770,000	29,807,213

OSI Restaurant Partners LLC	3.500	10-25-19	3,000,000	2,993,124

Pinnacle Entertainment, Inc.	3.750	08-13-20	6,800,000	6,821,080

QCE LLC	9.000	01-24-17	13,748,239	5,224,331

Seven Seas Cruises S de RL LLC	4.750	12-21-18	14,880,000	14,935,800

Station Casinos LLC	5.000	03-01-20	16,302,400	16,414,479

12	Floating Rate Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Hotels, Restaurants & Leisure (continued)

Stockbridge SBE Holdings LLC	13.000	05-02-17	$8,333,333	$8,916,667

Wendy’s International, Inc.	3.250	05-15-19	10,165,206	10,142,974

Yonkers Racing Corp.	4.250	08-16-19	4,000,000	3,980,000

Household Durables 0.7%

Wilsonart International Holding LLC	4.000	10-31-19	12,228,601	12,130,773

WNA Holdings, Inc.	4.500	06-05-20	6,984,925	6,998,022

WNA Holdings, Inc.	8.500	12-07-20	4,090,000	4,115,563

Household Products 0.4%

Anchor Hocking LLC	7.500	05-06-20	15,460,000	15,561,464

Leisure Equipment & Products 0.2%

Leslie’s Poolmart, Inc.	5.230	10-16-19	8,878,930	8,941,083

Media 7.0%

Acosta, Inc.	5.000	03-02-18	22,566,419	22,690,534

Advantage Sales & Marketing LLC	4.250	12-18-17	13,793,005	13,827,487

Charter Communications Operating LLC	3.000	07-01-20	7,430,000	7,348,738

Crossmark Holdings, Inc.	4.500	12-20-19	8,228,650	8,177,221

CSC Holdings LLC	2.682	04-17-20	15,440,000	15,247,000

Getty Images, Inc.	4.750	10-18-19	22,485,497	21,649,329

Kabel Deutschland GmbH	3.250	02-01-19	10,604,630	10,591,374

NEP Broadcasting LLC	4.750	01-22-20	22,825,300	22,896,629

Nielsen Finance LLC	2.185	02-02-17	3,334,868	3,340,824

Nielsen Finance LLC	2.935	05-02-16	11,838,163	11,867,759

Sinclair Television Group, Inc.	3.788	04-09-20	6,835,350	6,828,515

TWCC Holding Corp.	3.500	02-13-17	14,033,551	14,062,783

Univision Communications, Inc	4.500	03-02-20	29,798,009	29,714,217

Univision Communications, Inc.	4.000	03-02-20	7,221,900	7,169,238

Virgin Media Investment Holdings, Ltd.	3.500	06-08-20	21,300,000	21,174,330

Visant Corp.	5.250	12-22-16	27,548,617	26,731,994

Multiline Retail 0.8%

The Neiman Marcus Group, Inc.	4.000	05-16-18	28,291,865	28,265,355

Specialty Retail 4.6%

Allflex Holdings III, Inc.	8.000	07-19-21	11,980,000	12,119,771

Freedom Group, Inc.	5.500	04-19-19	10,895,093	10,922,330

Gymboree Corp.	5.000	02-23-18	34,564,771	33,160,578

J Crew Group, Inc.	4.000	03-07-18	12,982,450	12,954,629

Michaels Stores, Inc.	3.750	01-28-20	21,246,750	21,264,449

Party City Holdings, Inc.	4.250	07-29-19	34,568,387	34,508,757

Petco Animal Supplies, Inc.	4.000	11-24-17	15,712,783	15,766,803

Tagada Acquisition, Inc.	4.250	07-20-20	9,470,000	9,472,964

Valleycrest Cos LLC	5.500	06-13-19	7,979,688	7,967,223

Textiles, Apparel & Luxury Goods 0.4%

PVH Corp.	3.250	02-13-20	12,823,572	12,844,179

Consumer Staples 6.5%				223,568,537

Beverages 0.8%

Dunkin’ Brands, Inc.	3.750	02-14-20	28,866,490	28,821,401

See notes to financial statements	Annual report | Floating Rate Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Food & Staples Retailing 2.3%

AdvancePierre Foods	5.750	07-10-17	$10,197,478	$10,290,958

AdvancePierre Foods	9.500	10-10-17	11,420,000	11,572,263

Michael Foods Group, Inc.	4.250	02-23-18	5,507,582	5,546,592

Mill US Acquisition LLC	4.750	07-03-20	22,800,000	22,557,750

Mill US Acquisition LLC	8.500	07-02-21	8,100,000	7,978,500

SUPERVALU, Inc.	5.000	03-21-19	22,754,790	22,797,455

Food Products 2.4%

Brickman Group Holdings, Inc.	3.259	10-14-16	1,897,458	1,902,202

Brickman Group Holdings, Inc.	4.000	09-28-18	2,393,172	2,399,155

Candy Intermediate Holdings	7.502	06-18-18	20,691,000	19,734,041

Del Monte Foods Company	3.788	03-08-18	35,020,360	34,994,095

Dole Food Company, Inc.	3.752	04-01-20	9,605,925	9,593,918

HJ Heinz Company	3.250	06-07-19	1,570,000	1,573,916

HJ Heinz Company	3.500	06-05-20	10,850,000	10,904,250

Health Care Providers & Services 0.3%

Ardent Medical Services, Inc.	6.750	07-02-18	8,367,950	8,378,410

Household Products 0.7%

The Sun Products Corp.	5.500	03-23-20	14,822,850	14,304,050

Yankee Candle Company, Inc.	5.250	04-02-19	10,160,316	10,219,581

Energy 9.5%				327,592,313

Electric Utilities 0.5%

Topaz Power Holdings LLC	5.250	02-26-20	16,244,632	16,320,787

Energy Equipment & Services 1.0%

Offshore Group Investment, Ltd.	6.250	10-26-17	14,042,875	14,136,499

Pacific Drilling SA	4.500	06-04-18	19,580,000	19,653,425

Oil, Gas & Consumable Fuels 8.0%

Alpha Natural Resources, Inc.	3.500	05-22-20	31,919,950	30,586,143

Arch Coal, Inc.	5.750	05-16-18	20,906,656	20,246,801

BBTS Borrower LP	7.750	05-31-19	12,106,550	12,192,301

Bowie Resources Ltd.	6.750	08-07-20	16,250,000	16,209,375

Bowie Resources Ltd.	11.750	02-07-21	3,500,000	3,360,000

Chesapeake Energy Corp.	5.750	12-01-17	26,020,000	26,514,380

EP Energy LLC	3.500	05-24-18	11,666,667	11,601,042

Foresight Energy LLC	5.500	08-19-20	13,530,000	13,445,438

FTS International, Inc.	8.500	05-06-16	23,513,277	22,994,033

Murray Energy Corp.	4.750	05-24-19	8,980,000	8,957,550

Oxbow Carbon & Minerals LLC	8.000	01-17-20	8,260,000	8,342,600

Panda Temple Power II LLC	7.250	04-03-19	5,930,000	5,989,300

Philadelphia Energy Solutions Refining and
Marketing LLC	6.250	04-04-18	10,084,725	9,681,336

Quicksilver Resources, Inc.	7.000	06-21-19	26,910,000	25,295,400

Rice Drilling B LLC	8.500	10-25-18	14,314,125	14,027,843

Samson Investment Company	6.000	09-25-18	25,050,000	25,225,350

Teine Energy Ltd.	7.500	05-09-19	19,763,225	19,318,552

Tesoro Corp.	2.511	01-29-16	3,491,250	3,494,158

14	Floating Rate Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Financials 4.7%				$160,918,335

Capital Markets 1.2%

Gardner Denver, Inc.	4.250	07-30-20	$30,370,000	30,211,256

Gimv NV	4.250	05-08-20	10,200,000	10,187,250

Commercial Banks 0.5%

Flying Fortress, Inc.	3.500	06-30-17	17,309,166	17,309,166

Computers & Peripherals 0.7%

Compucom Systems, Inc.	4.250	05-11-20	25,428,632	25,333,274

Diversified Financial Services 1.5%

HB Acquisition Corp.	6.750	04-09-20	11,556,093	11,844,995

McGraw-Hill Global Education Holdings LLC	9.000	03-22-19	24,129,525	24,358,755

TPF II LC (T)	TBD	08-16-19	13,780,000	13,711,100

Real Estate Management & Development 0.8%

Realogy Corp.	4.445	10-10-16	2,198,471	2,192,974

Realogy Corp.	4.500	03-05-20	25,641,359	25,769,565

Health Care 9.5%				328,879,912

Biotechnology 1.7%

Alvogen Pharma US, Inc.	7.000	05-15-18	13,595,000	13,481,713

Capsugel Holdings US, Inc.	4.250	08-01-18	30,777,263	30,995,259

Par Pharmaceutical Companies, Inc.	4.250	09-30-19	13,584,968	13,517,043

Health Care Equipment & Supplies 1.5%

Biomet, Inc.	3.956	07-25-17	4,994,813	5,005,911

ConvaTec, Inc.	5.000	12-22-16	14,611,528	14,678,493

DJO Finance LLC	4.750	09-15-17	2,150,175	2,151,465

Immucor, Inc.	5.000	08-17-18	10,813,536	10,867,603

RegionalCare Hospital Partners, Inc.	7.000	11-04-18	20,314,743	20,162,382

Health Care Providers & Services 3.9%

BioScrip, Inc. (T)	TBD	07-31-20	10,000,000	10,131,250

Catalent Pharma Solutions, Inc.	4.250	09-15-17	9,850,687	9,887,627

CRC Health Corp.	4.682	11-16-15	30,226,670	30,302,237

Envision Healthcare Corp.	4.000	05-25-18	26,666,647	26,685,687

Healogics, Inc.	5.250	02-05-19	5,734,843	5,749,180

Healogics, Inc.	9.250	02-05-20	4,500,000	4,584,375

MultiPlan, Inc.	4.000	08-25-17	21,222,753	21,313,565

Radnet Management, Inc.	4.253	10-10-18	7,836,521	7,831,623

Universal Health Services, Inc.	2.434	11-15-16	7,459,000	7,482,220

Vanguard Health Holding Company II LLC	3.750	01-29-16	11,317,672	11,310,599

Health Care Technology 0.5%

Merge Healthcare, Inc.	6.000	04-23-19	20,048,000	18,845,120

Pharmaceuticals 1.9%

Pharmaceutical Product Development, Inc.	4.250	12-05-18	20,909,448	20,974,791

Quintiles Transnational Corp.	4.000	06-08-18	19,839,488	19,876,687

Quintiles Transnational Corp.	4.500	06-08-18	2,784,244	2,798,166

Warner Chilcott Corp.	4.250	03-15-18	9,108,801	9,106,524

Warner Chilcott Corp.	4.250	03-15-18	7,177,895	7,176,101

Warner Chilcott Corp.	4.250	03-15-18	3,965,282	3,964,291

See notes to financial statements	Annual report | Floating Rate Income Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Industrials 11.5%				$396,419,719

Aerospace & Defense 1.4%

Accudyne Industries Borrower SCA	4.000	12-13-19	$21,921,097	21,766,970

TASC, Inc.	4.500	12-18-15	2,631,746	2,608,719

WP CPP Holdings LLC	4.750	12-27-19	12,395,275	12,410,769

WP CPP Holdings LLC	10.500	06-29-20	10,130,000	10,433,900

Airlines 3.1%

American Airlines, Inc.	4.750	06-27-19	33,430,000	33,020,483

Commercial Barge Line Company	7.500	09-23-19	23,583,400	22,463,188

Commercial Barge Line Company	10.750	03-22-20	12,580,000	11,825,200

Delta Air Lines, Inc.	4.250	04-20-17	22,860,693	22,969,281

United Airlines, Inc.	4.000	04-01-19	3,291,750	3,300,802

US Airways, Inc.	4.250	05-23-19	15,590,000	15,385,381

Commercial Services & Supplies 3.0%

ADS Waste Holdings, Inc.	4.250	10-09-19	30,148,500	30,205,028

ARAMARK Corp.	1.035	01-27-14	64,096	64,177

ARAMARK Corp.	1.847	07-26-16	340,114	340,539

ARAMARK Corp.	3.776	07-26-16	6,174,547	6,182,266

ARAMARK Corp.	4.000	09-09-19	10,000,000	10,056,250

Language Line LLC	6.250	06-20-16	22,682,839	22,399,304

ServiceMaster Company	4.250	01-31-17	15,775,164	15,321,628

Waste Industries USA, Inc.	4.000	03-17-17	19,103,201	19,139,019

Electrical Equipment 0.6%

Generac Power Systems, Inc.	3.500	05-29-20	20,573,889	20,381,009

Hotels, Restaurants & Leisure 0.2%

Four Seasons Holdings, Inc.	4.250	06-27-20	6,060,000	6,120,600

Machinery 1.6%

CPM Holdings, Inc.	6.250	08-29-17	7,572,775	7,586,974

CPM Holdings, Inc.	10.250	02-28-18	250,000	250,625

Intelligrated, Inc.	4.500	07-30-18	15,880,000	15,899,850

Intelligrated, Inc.	10.500	01-30-20	6,310,000	6,467,750

Mirror BidCo Corp.	5.250	12-27-19	22,225,837	22,383,263

Xerium Technologies Inc	6.250	05-17-19	2,194,500	2,202,720

Real Estate Investment Trusts 0.3%

Lineage Logistics LLC	4.500	04-26-19	9,120,000	9,089,603

Road & Rail 0.7%

The Hertz Corp.	3.000	03-11-18	17,613,582	17,580,556

The Hertz Corp.	3.750	03-12-18	7,462,500	7,471,828

Trading Companies & Distributors 0.4%

American Builders & Contractors Supply
Company, Inc.	3.500	04-16-20	15,550,000	15,450,387

Transportation Infrastructure 0.2%

Atlantic Aviation FBO, Inc.	3.250	06-01-20	5,670,000	5,641,650

Information Technology 4.6%				157,570,976

Computers & Peripherals 0.6%

Sungard Data Systems, Inc.	4.000	03-09-20	20,974,635	21,114,116

16	Floating Rate Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Electronic Equipment, Instruments & Components 0.3%

Sensus USA, Inc.	4.750	05-09-17	$10,878,032	$10,735,258

Internet Software & Services 0.4%

Ancestry.com, Inc.	5.250	12-28-18	13,652,166	13,727,116

IT Services 0.2%

Global Cash Access, Inc.	4.000	03-01-16	5,024,583	5,012,022

Semiconductors & Semiconductor Equipment 0.3%

Freescale Semiconductor, Inc.	5.000	02-28-20	2,783,404	2,795,582

NXP BV	4.750	01-11-20	8,457,500	8,571,152

Software 2.8%

BMC Software, Inc. (T)	TBD	08-07-20	23,375,000	23,379,862

Ellucian	4.500	07-19-18	11,270,472	11,321,189

First Data Corp.	4.184	03-24-17	1,500,000	1,485,938

First Data Corp.	4.184	03-23-18	3,945,507	3,905,436

First Data Corp.	4.191	09-24-18	8,500,000	8,386,670

Infor US, Inc.	3.750	06-03-20	2,550,000	2,534,063

Infor US, Inc.	5.250	04-05-18	7,200,804	7,230,061

Kronos, Inc.	4.500	10-30-19	15,581,725	15,649,895

Kronos, Inc.	9.750	04-30-20	13,230,000	13,676,513

SunGard Data Systems, Inc.	4.500	01-31-20	7,960,000	8,046,103

Materials 5.4%				187,735,930

Chemicals 0.1%

Eagle Spinco, Inc.	3.500	01-27-17	3,108,168	3,131,480

Construction Materials 0.0%

Roofing Supply Group LLC	5.000	05-24-19	8,084	8,099

Containers & Packaging 1.2%

Clondalkin Acquisition BV	5.750	05-29-20	5,740,000	5,754,350

Consolidated Container Company, LLC	5.000	07-03-19	9,676,875	9,728,288

Expera Specialty Solutions LLC	7.500	12-21-18	7,500,000	7,481,250

The Container Store	5.500	04-05-19	18,964,248	19,035,364

Metals & Mining 3.5%

Atlas Iron, Inc.	8.750	12-07-17	19,660,000	19,389,675

Constellium NV	6.000	03-25-20	11,610,900	11,872,145

Essar Steel Algoma, Inc.	8.750	09-19-14	18,867,475	19,150,487

Fairmount Minerals, Ltd. (T)	TBD	08-30-19	8,160,000	8,165,100

Fortescue Metals Group Finance PTY, Ltd.	5.250	10-18-17	48,578,413	48,706,611

SunCoke Energy, Inc.	4.000	07-26-18	4,480,962	4,458,557

Walter Energy, Inc.	6.750	04-02-18	10,055,687	9,527,763

Paper & Forest Products 0.6%

Exopack LLC	5.000	05-31-17	21,168,001	21,326,761

Telecommunication Services 3.1%				106,430,760

Diversified Telecommunication Services 1.9%

Crown Castle Operating Company	3.250	01-31-19	10,400,771	10,298,625

Intelsat Jackson Holdings SA	4.250	04-02-18	26,876,922	27,028,105

Level 3 Financing, Inc.	4.000	08-01-19	1,000,000	1,000,208

Level 3 Financing, Inc.	4.000	01-15-20	3,500,000	3,501,050

Syniverse Holdings, Inc.	5.000	04-23-19	6,831,000	6,858,754

See notes to financial statements	Annual report | Floating Rate Income Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Diversified Telecommunication Services (continued)

Telesat Canada	3.500	03-28-19	$11,137,711	$11,137,711

Windstream Corp.	3.500	01-23-20	6,706,300	6,704,905

Media 0.7%

Nine Entertainment Company PTY, Ltd.	3.504	02-05-20	11,473,750	11,387,697

UPC Broadband Holding BV	3.250	06-30-21	11,841,186	11,781,980

Wireless Telecommunication Services 0.5%

Cricket Communications, Inc.	4.750	03-09-20	16,690,000	16,731,725

Utilities 4.2%				145,947,656

Electric Utilities 2.7%

Astoria Generating Company Acquisitions LLC	8.500	10-26-17	24,800,000	25,151,342

La Frontera Generation LLC	4.500	09-30-20	9,500,000	9,529,688

Sapphire Power LLC	6.000	07-10-18	7,840,000	7,833,469

Star West Generation LLC	4.250	03-13-20	24,668,175	24,853,186

Texas Competitive Electric Holdings
Company LLC	4.712	10-10-17	37,084,306	25,066,692

Independent Power Producers & Energy Traders 1.4%

Equipower Resources Holdings LLC	5.500	12-21-18	30,843,304	30,907,551

NRG Energy, Inc.	2.750	07-02-18	7,796,022	7,739,501

Windsor Financing LLC	6.250	12-05-17	10,393,592	10,640,439

Water Utilities 0.1%

DS Waters Enterprise LP (T)	TBD	08-19-20	4,210,000	4,225,788

Corporate Bonds 9.9%				$340,677,676

(Cost $336,811,717)

Consumer Discretionary 1.5%				52,908,375

Household Durables 0.0%

Taylor Morrison Communities, Inc. (S)	5.250	04-15-21	$1,580,000	1,493,100

Media 1.5%

CCO Holdings LLC	5.750	01-15-24	550,000	510,125

CCO Holdings LLC	7.000	01-15-19	6,000,000	6,345,000

CCO Holdings LLC	8.125	04-30-20	2,300,000	2,495,500

DISH DBS Corp.	6.750	06-01-21	4,720,000	4,920,600

Nara Cable Funding, Ltd. (S)	8.875	12-01-18	5,260,000	5,457,250

Univision Communications, Inc. (S)	6.750	09-15-22	13,480,000	13,985,500

Univision Communications, Inc. (S)	6.875	05-15-19	2,500,000	2,637,500

Univision Communications, Inc. (S)	7.875	11-01-20	4,720,000	5,115,300

Virgin Media Finance PLC (S)	6.375	04-15-23	200,000	198,500

Virgin Media Secured Finance PLC (S)	5.375	04-15-21	10,000,000	9,750,000

Consumer Staples 1.1%				36,173,000

Household Products 0.6%

Reynolds Group Issuer, Inc.	5.750	10-15-20	20,680,000	20,499,050

Tobacco 0.5%

Alliance One International, Inc. (S)	9.875	07-15-21	17,130,000	15,673,950

18	Floating Rate Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Energy 1.6%				$53,219,905

Electric Utilities 0.1%

Energy Future Intermediate Holding Company
LLC (S)	6.875	08-15-17	$3,500,000	3,539,375

Energy Equipment & Services 1.0%

Atwood Oceanics, Inc.	6.500	02-01-20	5,460,000	5,842,200

Hercules Offshore, Inc. (S)	7.125	04-01-17	20,890,000	22,143,400

Hercules Offshore, Inc. (S)	10.500	10-15-17	4,461,000	4,717,508

Oil, Gas & Consumable Fuels 0.5%

Chesapeake Energy Corp.	6.125	02-15-21	3,790,000	3,941,600

Chesapeake Energy Corp.	7.250	12-15-18	230,000	260,475

Chesapeake Energy Corp.	9.500	02-15-15	2,000,000	2,207,500

Continental Resources, Inc.	5.000	09-15-22	1,040,000	1,050,400

Markwest Energy Partners LP	4.500	07-15-23	2,340,000	2,129,400

Petrobras Global Finance BV	2.000	05-20-16	7,520,000	7,388,047

Financials 0.9%				31,924,375

Consumer Finance 0.4%

Ally Financial, Inc.	7.500	09-15-20	880,000	990,000

SLM Corp.	8.000	03-25-20	10,790,000	11,734,125

Diversified Financial Services 0.3%

Globe Luxembourg SCA (S)	9.625	05-01-18	11,740,000	11,740,000

Real Estate Management & Development 0.2%

Realogy Corp. (S)	7.875	02-15-19	6,860,000	7,460,250

Health Care 0.2%				6,176,225

Health Care Providers & Services 0.2%

Fresenius Medical Care US Finance II, Inc. (S)	5.875	01-31-22	6,070,000	6,176,225

Industrials 1.4%				49,443,429

Airlines 0.3%

Continental Airlines Pass Thru Certificates
Series 2012-3, Class C	6.125	04-29-18	3,890,000	3,946,405

Delta Air Lines Pass Thru Certificates Series
2012-1, Class B (S)	6.875	05-07-19	5,430,275	5,674,638

Construction & Engineering 0.5%

Aguila 3 SA (S)	7.875	01-31-18	16,830,000	17,629,425

Marine 0.5%

Horizon Lines LLC	11.000	10-15-16	17,089,000	17,110,361

Navios Maritime Acquisition Corp.	8.625	11-01-17	1,365,000	1,419,600

Trading Companies & Distributors 0.1%

International Lease Finance Corp. (S)	7.125	09-01-18	3,300,000	3,663,000

Information Technology 0.5%				17,795,650

Software 0.5%

First Data Corp. (S)	6.750	11-01-20	15,740,000	16,094,150

First Data Corp. (S)	7.375	06-15-19	1,640,000	1,701,500

Materials 1.2%				40,048,953

Building Products 0.1%

Building Materials Corp. of America (S)	6.875	08-15-18	2,000,000	2,125,000

See notes to financial statements	Annual report | Floating Rate Income Fund	19

		Maturity
	Rate (%)	date	Par value	Value
Chemicals 0.0%

Eagle Spinco, Inc. (S)	4.625	02-15-21	$1,410,000	$1,325,400

Metals & Mining 1.1%

Barrick Gold Corp.	6.950	04-01-19	4,610,000	5,092,303

Midwest Vanadium Pty, Ltd. (S)	11.500	02-15-18	6,080,000	4,377,600

Mirabela Nickel, Ltd. (S)	8.750	04-15-18	940,000	653,300

Molycorp, Inc. (L)	10.000	06-01-20	14,160,000	13,947,600

Ryerson, Inc. (S)	9.000	10-15-17	6,800,000	7,055,000

St. Barbara, Ltd. (S)	8.875	04-15-18	6,210,000	5,433,750

Paper & Forest Products 0.0%

Verso Paper Holdings LLC (L)	11.750	01-15-19	65,000	39,000

Telecommunication Services 1.3%				45,172,793

Diversified Telecommunication Services 0.8%

Intelsat Jackson Holdings SA (S)	5.500	08-01-23	1,270,000	1,177,925

Intelsat Jackson Holdings SA	7.250	04-01-19	2,340,000	2,509,650

Intelsat Jackson Holdings SA	7.500	04-01-21	3,500,000	3,780,000

Wind Acquisition Finance SA (S)	6.500	04-30-20	1,470,000	1,470,000

Wind Acquisition Finance SA (S)	7.250	02-15-18	17,650,000	18,003,000

Wireless Telecommunication Services 0.5%

Softbank Corp. (S)	4.500	04-15-20	13,110,000	12,394,718

Sprint Communications, Inc. (S)	9.000	11-15-18	5,000,000	5,837,500

Utilities 0.2%				7,814,971

Independent Power Producers & Energy Traders 0.2%

Calpine Corp. (S)	7.250	10-15-17	6,564,000	6,842,971

Calpine Corp. (S)	7.875	07-31-20	900,000	972,000

			Shares	Value
Common Stocks 0.1%				$5,399,488

(Cost $1,848,605)

Consumer Discretionary 0.0%				1,070,602

Hotels, Restaurants & Leisure 0.0%

Tropicana Entertainment, Inc. (I)			72,338	1,070,602

Materials 0.1%				4,328,886

Chemicals 0.1%

LyondellBasell Industries NV, Class A			61,709	4,328,886

Preferred Securities 0.4%				$13,074,732

(Cost $12,330,000)

Financials 0.4%				13,074,732

Diversified Financial Services 0.4%

GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)			493,200	13,074,732

20	Floating Rate Income Fund | Annual report	See notes to financial statements

	Yield (%)	Shares	Value
Securities Lending Collateral 0.2%			$7,073,373

(Cost $7,073,745)

Securities Lending Collateral 0.2%			7,073,373

John Hancock Collateral Investment Trust (W)	0.1754 (Y)	706,793	7,073,373

		Par value	Value
Short-Term Investments 4.9%			$169,461,000

(Cost $169,461,000)

Repurchase Agreement 4.9%			169,461,000
Repurchase Agreement with Deutsche Bank dated 8-30-13
at 0.040% to be repurchased at $168,000,560 on
9-3-13, collateralized by $175,189,000 Treasury Inflated
Index Notes, 0.125% due 7-15-22 (valued at $171,359,999,
including interest)		168,000,000	168,000,000

Repurchase Agreement with State Street Corp. dated 8-30-13
at 0.000% to be repurchased at $1,461,000 on 9-3-13,
collateralized by $1,475,000 U.S. Treasury Note and Federal
Home Loan Mortgage Corp., 1.000% due 8-31-16 (valued at
$1,491,092, including interest)		1,461,000	1,461,000

Total investments (Cost $3,478,856,646)† 101.0%		$3,487,883,399

Other assets and liabilities, net (1.0%)			($33,733,389)

Total net assets 100.0%		$3,454,150,010

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

LIBOR London Interbank Offered Rate

TBD To Be Determined

(L) A portion of this security is on loan as of 8-31-13.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-13.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $3,481,658,933. Net unrealized appreciation aggregated $6,224,466, of which $40,001,029 related to appreciated investment securities and $33,776,563 related to depreciated investment securities.

See notes to financial statements	Annual report | Floating Rate Income Fund	21

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $3,471,782,901)
including $6,765,245 of securities loaned)	$3,480,810,026
Investments in affiliated issuers, at value (Cost $7,073,745)	7,073,373

Total investments, at value (Cost $3,478,856,646)	3,487,883,399
Cash	4,024,513
Receivable for investments sold	22,230,044
Receivable for fund shares sold	10,307,666
Dividends and interest receivable	25,601,494
Receivable for securities lending income	5,073
Other receivables and prepaid expenses	102,605

Total assets	3,550,154,794

Liabilities

Payable for investments purchased	80,636,382
Payable for fund shares repurchased	7,426,502
Payable upon return of securities loaned	7,074,322
Distributions payable	430,135
Payable to affiliates
Accounting and legal services fees	38,814
Transfer agent fees	133,528
Trustees’ fees	1,310
Investment management fees	7,628
Other liabilities and accrued expenses	256,163

Total liabilities	96,004,784

Net assets	$3,454,150,010

Net assets consist of

Paid-in capital	$3,442,657,600
Undistributed net investment income	388,193
Accumulated net realized gain (loss) on investments	2,077,464
Net unrealized appreciation (depreciation) on investments	9,026,753

Net assets	$3,454,150,010

22	Floating Rate Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($518,149,100 ÷ 55,325,093 shares)[1]	$9.37
Class B ($34,428,571 ÷ 3,674,853 shares)[1]	$9.37
Class C ($250,605,216 ÷ 26,647,111 shares)[1]	$9.40
Class I ($376,377,059 ÷ 40,203,031 shares)	$9.36
Class R6 ($18,350,772 ÷ 1,959,488 shares)	$9.37
Class 1 ($12,711,579 ÷ 1,358,900 shares)	$9.35
Class NAV ($2,243,527,713 ÷ 239,544,760 shares)	$9.37

Maximum offering price per share

Class A (net asset value per share ÷ 97%)[2]	$9.66

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Floating Rate Income Fund	23

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 8-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$171,025,091
Dividends	1,161,391
Securities lending	45,615
Less foreign taxes withheld	(37,998)

Total investment income	172,194,099

Expenses

Investment management fees	20,212,627
Distribution and service fees	3,493,033
Accounting and legal services fees	390,802
Transfer agent fees	1,357,613
Trustees’ fees	34,640
State registration fees	137,446
Printing and postage	32,767
Professional fees	102,089
Custodian fees	274,960
Registration and filing fees	100,796
Other	38,642

Total expenses before reductions and amounts recaptured	26,175,415
Net expense reductions and amounts recaptured	(82,859)

Total expenses	26,092,556

Net investment income	146,101,543

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	13,889,327
Investments in affiliated issuers	(610)

13,888,717
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(10,916,960)
Investments in affiliated issuers	(372)

(10,917,332)

Net realized and unrealized gain	2,971,385

Increase in net assets from operations	$149,072,928

24	Floating Rate Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	8-31-13	8-31-12

Increase (decrease) in net assets

From operations

Net investment income	$146,101,543	$123,801,455
Net realized gain	13,888,717	14,701,177
Change in net unrealized appreciation (depreciation)	(10,917,332)	107,941,795

Increase in net assets resulting from operations	149,072,928	246,444,427

Distributions to shareholders
From net investment income
Class A	(18,170,744)	(16,968,819)
Class B	(1,080,836)	(905,745)
Class C	(7,537,771)	(7,389,450)
Class I	(13,062,436)	(11,381,639)
Class R6	(183,123)	(118,157)
Class 1	(241,584)	(29,247)
Class NAV	(103,955,386)	(86,425,107)
From net realized gain
Class A	(3,126,045)	(4,555,363)
Class B	(222,472)	(271,025)
Class C	(1,498,509)	(2,328,449)
Class I	(1,859,126)	(2,822,399)
Class R6	(1,028)	(63,247)
Class 1	(16,552)	(3,468)
Class NAV	(16,696,809)	(19,790,864)

Total distributions	(167,652,421)	(153,052,979)

From fund share transactions	782,523,693	272,259,701

Total increase	763,944,200	365,651,149

Net assets

Beginning of year	2,690,205,810	2,324,554,661

End of year	$3,454,150,010	$2,690,205,810

Undistributed (accumulated distributions in excess of) net
investment income	$388,193	($366,391)

See notes to financial statements	Annual report | Floating Rate Income Fund	25

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$9.41	$9.05	$9.43	$9.13	$9.79
Net investment income[1]	0.43	0.45	0.44	0.52	0.56
Net realized and unrealized gain (loss) on investments	0.03	0.48	(0.08)	0.33	(0.66)
Total from investment operations	0.46	0.93	0.36	0.85	(0.10)
Less distributions
From net investment income	(0.42)	(0.45)	(0.48)	(0.55)	(0.56)
From net realized gain	(0.08)	(0.12)	(0.26)	—	—[2]
Total distributions	(0.50)	(0.57)	(0.74)	(0.55)	(0.56)
Net asset value, end of period	$9.37	$9.41	$9.05	$9.43	$9.13
Total return (%)[3,4]	5.02	10.52	3.66	9.47	(0.07)

Ratios and supplemental data

Net assets, end of period (in millions)	$518	$354	$414	$267	$110
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.19	1.25	1.21	1.20	1.23
Expenses including reductions and amounts recaptured	1.20[5]	1.20	1.20[5]	1.20[5]	1.20
Net investment income	4.54	4.86	4.64	5.58	6.16
Portfolio turnover (%)	65	59	80	57	36

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Does not reflect the effect of sales charges, if any.
5 Includes the impact of expense recapture which amounted to 0.02%, less than 0.005% and 0.01% of average net assets for the periods ended 8-31-13, 8-31-11 and 8-31-10, respectively.

26	Floating Rate Income Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$9.41	$9.05	$9.42	$9.13	$9.79
Net investment income[1]	0.36	0.38	0.37	0.45	0.49
Net realized and unrealized gain (loss) on investments	0.03	0.48	(0.07)	0.32	(0.65)
Total from investment operations	0.39	0.86	0.30	0.77	(0.16)
Less distributions
From net investment income	(0.35)	(0.38)	(0.41)	(0.48)	(0.50)
From net realized gain	(0.08)	(0.12)	(0.26)	—	—[2]
Total distributions	(0.43)	(0.50)	(0.67)	(0.48)	(0.50)
Net asset value, end of period	$9.37	$9.41	$9.05	$9.42	$9.13
Total return (%)[3,4]	4.23	9.70	2.99	8.52	(0.80)

Ratios and supplemental data

Net assets, end of period (in millions)	$34	$25	$21	$9	$3
Ratios (as a percentage of average net assets):
Expense before reductions and amounts recaptured	1.95	2.03	2.02	2.08	3.86
Expenses including reductions and amounts recaptured	1.95[5]	1.95	1.95[5]	1.95[5]	1.95
Net investment income	3.80	4.10	3.85	4.77	5.53
Portfolio turnover (%)	65	59	80	57	36

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Does not reflect the effect of sales charges, if any.
5 Includes the impact of expense recapture which amounted to 0.02%, less than 0.005% and less than 0.005% of average net assets for the periods ended 8-31-13, 8-31-11 and 8-31-10, respectively.

CLASS C SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$9.45	$9.08	$9.46	$9.16	$9.80
Net investment income[1]	0.36	0.38	0.37	0.45	0.47
Net realized and unrealized gain (loss) on investments	0.03	0.49	(0.08)	0.33	(0.62)
Total from investment operations	0.39	0.87	0.29	0.78	(0.15)
Less distributions
From net investment income	(0.36)	(0.38)	(0.41)	(0.48)	(0.49)
From net realized gain	(0.08)	(0.12)	(0.26)	—	—[2]
Total distributions	(0.44)	(0.50)	(0.67)	(0.48)	(0.49)
Net asset value, end of period	$9.40	$9.45	$9.08	$9.46	$9.16
Total return (%)[3,4]	4.18	9.80	2.92	8.65	(0.69)

Ratios and supplemental data

Net assets, end of period (in millions)	$251	$178	$186	$95	$23
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.89	1.95	1.92	1.91	2.09
Expenses including reductions and amounts recaptured	1.89[5]	1.95	1.92	1.93[5]	1.95
Net investment income	3.85	4.11	3.90	4.77	5.39
Portfolio turnover (%)	65	59	80	57	36

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Does not reflect the effect of sales charges, if any.
5 Includes the impact of expense recapture which amounted to less than 0.005% and 0.02% of average net assets for the periods ended 8-31-13 and 8-31-10, respectively.

See notes to financial statements	Annual report | Floating Rate Income Fund	27

CLASS I SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$9.40	$9.04	$9.42	$9.12	$9.79
Net investment income[1]	0.46	0.48	0.47	0.56	0.60
Net realized and unrealized gain (loss) on investments	0.04	0.48	(0.07)	0.32	(0.68)
Total from investment operations	0.50	0.96	0.40	0.88	(0.08)
Less distributions
From net investment income	(0.46)	(0.48)	(0.52)	(0.58)	(0.59)
From net realized gain	(0.08)	(0.12)	(0.26)	—	—[2]
Total distributions	(0.54)	(0.60)	(0.78)	(0.58)	(0.59)
Net asset value, end of period	$9.36	$9.40	$9.04	$9.42	$9.12
Total return (%)[3]	5.41	10.91	4.08	9.88	0.25

Ratios and supplemental data

Net assets, end of period (in millions)	$376	$203	$191	$86	$40
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.83	0.86	0.80	0.81	0.95
Expenses including reductions and amounts recaptured	0.82	0.85	0.80	0.82[4]	0.85
Net investment income	4.90	5.21	4.93	5.94	6.36
Portfolio turnover (%)	65	59	80	57	36

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of expense recapture which amounted to 0.01% of average net assets.

CLASS R6 SHARES Period ended	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$9.41	$9.05
Net investment income[2]	0.43	0.51
Net realized and unrealized gain on investments	0.07	0.45
Total from investment operations	0.50	0.96
Less distributions
From net investment income	(0.46)	(0.48)
From net realized gain	(0.08)	(0.12)
Total distributions	(0.54)	(0.60)
Net asset value, end of period	$9.37	$9.41
Total return (%)[3]	5.45	10.95

Ratios and supplemental data

Net assets, end of period (in millions)	$18	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.16	1.58
Expenses including reductions and amounts recaptured	0.81[5]	0.81
Net investment income	4.82	5.50
Portfolio turnover (%)	65	59

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Less than $500,000.
5 Includes the impact of expense recapture which amounted to 0.01% of the average net assets.

28	Floating Rate Income Fund | Annual report	See notes to financial statements

CLASS 1 SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$9.40	$9.04	$9.41	$9.12	$9.78
Net investment income[1]	0.46	0.48	0.51	0.57	0.59
Net realized and unrealized gain (loss) on investments	0.04	0.49	(0.10)	0.31	(0.65)
Total from investment operations	0.50	0.97	0.41	0.88	(0.06)
Less distributions
From net investment income	(0.47)	(0.49)	(0.52)	(0.59)	(0.60)
From net realized gain	(0.08)	(0.12)	(0.26)	—	—[2]
Total distributions	(0.55)	(0.61)	(0.78)	(0.59)	(0.60)
Net asset value, end of period	$9.35	$9.40	$9.04	$9.41	$9.12
Total return (%)[3]	5.38	11.01	4.22	9.82	0.40

Ratios and supplemental data

Net assets, end of period (in millions)	$13	$1	—[4]	—[4]	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.76	0.77	0.77	0.78	0.80
Expenses including reductions and amounts recaptured	0.75	0.77	0.77	0.78	0.80
Net investment income	4.93	5.25	5.31	6.11	7.13
Portfolio turnover (%)	65	59	80	57	36

1 Based on the average daily shares outstanding.
2 Less than 0.005 per share.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Less than $500,000.

CLASS NAV SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$9.41	$9.05	$9.42	$9.12	$9.79
Net investment income[1]	0.48	0.49	0.51	0.58	0.60
Net realized and unrealized gain (loss) on investments	0.03	0.48	(0.10)	0.31	(0.67)
Total from investment operations	0.51	0.97	0.41	0.89	(0.07)
Less distributions
From net investment income	(0.47)	(0.49)	(0.52)	(0.59)	(0.60)
From net realized gain	(0.08)	(0.12)	(0.26)	—	—[2]
Total distributions	(0.55)	(0.61)	(0.78)	(0.59)	(0.60)
Net asset value, end of period	$9.37	$9.41	$9.05	$9.42	$9.12
Total return (%)[3]	5.54	11.06	4.27	9.99	0.31

Ratios and supplemental data

Net assets, end of period (in millions)	$2,244	$1,929	$1,512	$1,119	$962
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.71	0.71	0.72	0.73	0.75
Expenses including reductions and
amounts recaptured	0.70	0.71	0.72	0.73	0.75
Net investment income	5.06	5.34	5.33	6.16	7.08
Portfolio turnover (%)	65	59	80	57	36

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

See notes to financial statements	Annual report | Floating Rate Income Fund	29

Notes to financial statements

Note 1 — Organization

John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Class B shares convert to Class A shares eight years after purchase. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees, printing and postage expenses and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

30	Floating Rate Income Fund | Annual report

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Term Loans
Consumer Discretionary	$917,132,992	—	$917,132,992	—
Consumer Staples	223,568,537	—	223,568,537	—
Energy	327,592,313	—	327,592,313	—
Financials	160,918,335	—	160,918,335	—
Health Care	328,879,912	—	328,879,912	—
Industrials	396,419,719	—	396,419,719	—
Information Technology	157,570,976	—	157,570,976	—
Materials	187,735,930	—	187,735,930	—
Telecommunication
Services	106,430,760	—	106,430,760	—
Utilities	145,947,656	—	145,947,656	—
Corporate Bonds
Consumer Discretionary	52,908,375	—	52,908,375	—
Consumer Staples	36,173,000	—	36,173,000	—
Energy	53,219,905	—	53,219,905	—
Financials	31,924,375	—	31,924,375	—
Health Care	6,176,225	—	6,176,225	—
Industrials	49,443,429	—	49,443,429	—
Information Technology	17,795,650	—	17,795,650	—
Materials	40,048,953	—	40,048,953	—
Telecommunication
Services	45,172,793	—	45,172,793	—
Utilities	7,814,971	—	7,814,971	—
Common Stocks
Consumer Discretionary	1,070,602	—	1,070,602	—
Materials	4,328,886	$4,328,886	—	—
Preferred Securities
Financials	13,074,732	13,074,732	—	—
Securities Lending
Collateral	7,073,373	7,073,373	—	—
Short-Term Investments	169,461,000	—	169,461,000	—

Total Investments in
Securities	$3,487,883,399	$24,476,991	$3,463,406,408	—

Annual report | Floating Rate Income Fund	31

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At August 31, 2013, the fund had $25,093,958 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

32	Floating Rate Income Fund | Annual report

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $200 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the year ended August 31, 2013 were $1,301. For the year ended August 31, 2013, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual report | Floating Rate Income Fund	33

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually. The tax character of distributions for the years ended August 31, 2013 and August 31, 2012 was as follows:

	AUGUST 31, 2013	AUGUST 31, 2012

Ordinary Income	$147,233,751	$129,206,823
Long-Term Capital Gain	$20,418,670	$23,846,156

Total	$167,652,421	$153,052,979

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2013, the components of distributable earnings on a tax basis consisted of $2,272,442 of undistributed ordinary income and $3,425,635 of undistributed long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as

34	Floating Rate Income Fund | Annual report

principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.70% of the first $1,100,000,000 of the fund’s average daily net assets, (b) 0.675% of the next $900,000,000 of the fund’s average daily net assets, and (c) 0.65% of the fund’s average daily net assets in excess of $2,000,000,000. The Advisor has a subadvisory agreement with Western Asset Management Company. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee for certain funds (the Participating portfolios) of the Trust, John Hancock Funds, John Hancock Funds III and John Hancock Variable Insurance Trust (JHVIT). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to June 1, 2013, the Advisor contractually agreed to waive a portion of its management fee for certain funds (the participating portfolios) of the Trust and JHVIT. The waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeded $75 billion but was less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that equaled or exceeded $100 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage fees, short dividend expense and acquired fund fees. This expense reduction will continue in effect until terminated by the Advisor on notice to the fund.

The Advisor has contractually agreed to limit the fund’s total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short dividend expense and acquired fund fees to 1.20%, 1.95%, 1.95% and 0.81% for Class A, Class B, Class C and Class R6 shares, respectively, of the fund’s average daily net asset value, on an annual basis. The expense reimbursements and limits will continue in effect until at least December 31, 2013 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2013, the expense limitation for Class I shares was 0.95% of the fund’s average daily net asset value.

Accordingly, these expense reductions amounted to $50,968, $4,454, $8,268, $11,385, $12,810, $229 and $85,832 for Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares, respectively, for the year ended August 31, 2013.

Annual report | Floating Rate Income Fund	35

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	DURING THE PERIOD ENDED
AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 1, 2016	AUGUST 31, 2013

$8,294	$168,507	$49,954	$91,087

Amounts recovered by class

CLASS A	CLASS B	CLASS C	CLASS R6	TOTAL

$84,081	$5,502	$1,242	$262	$91,087

The investment management fees, including the impact of the waivers, reimbursements and amounts recaptured described above, incurred for the year ended August 31, 2013 were equivalent to a net annual effective rate of 0.67% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2013 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $802,298 for the year ended August 31, 2013. Of this amount, $144,497 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $652,184 was paid as sales commissions to broker-dealers and $5,617 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase

36	Floating Rate Income Fund | Annual report

cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2013, CDSCs received by the Distributor amounted to $19,929, $67,366 and $20,725 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2013 were:

	DISTRIBUTION AND	TRANSFER	STATE REGISTRATION	PRINTING AND
CLASS	SERVICES FEES	AGENT FEES	FEES	POSTAGE

Class A	$1,215,695	$691,667	$45,379	$13,805
Class B	288,975	49,355	17,866	1,897
Class C	1,985,942	338,850	21,284	6,932
Class I	—	276,906	37,713	9,897
Class R6	—	835	15,204	236
Class 1	2,421	—	—	—
Total	$3,493,033	$1,357,613	$137,446	$32,767

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2013 and 2012 were as follows:

		Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	30,769,811	$290,452,778	12,848,231	$119,192,989
Distributions reinvested	2,162,664	20,398,882	2,158,286	19,945,571
Repurchased	(15,207,785)	(143,637,565)	(23,188,271)	(213,149,062)

Net increase (decrease)	17,724,690	$167,214,095	(8,181,754)	($74,010,502)

Class B shares

Sold	1,436,727	$13,567,821	727,588	$6,745,480
Distributions reinvested	113,135	1,067,235	95,288	881,298
Repurchased	(485,702)	(4,587,908)	(491,754)	(4,549,945)

Net increase	1,064,160	$10,047,148	331,122	$3,076,833

Annual report | Floating Rate Income Fund	37

		Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class C shares

Sold	11,083,937	$105,050,758	3,019,713	$28,114,852
Distributions reinvested	802,649	7,601,321	825,774	7,661,742
Repurchased	(4,081,165)	(38,714,310)	(5,511,457)	(51,197,535)

Net increase (decrease)	7,805,421	$73,937,769	(1,665,970)	($15,420,941)

Class I shares

Sold	27,973,942	$264,070,704	13,674,695	$126,061,363
Distributions reinvested	1,296,946	12,226,740	1,231,420	11,383,382
Repurchased	(10,698,533)	(100,892,923)	(14,381,382)	(132,659,955)

Net increase	18,572,355	$175,404,521	524,733	$4,784,790

Class R6 shares

Sold	1,927,698	$18,193,148	566,749	$5,169,626
Distributions reinvested	18,978	178,363	18,660	171,892
Repurchased	(295)	(2,783)	(572,302)	(5,340,244)

Net increase	1,946,381	$18,368,728	13,107	$1,274

Class 1 shares

Sold	1,272,628	$12,008,377	142,507	$1,324,274
Distributions reinvested	27,428	258,136	3,521	32,715
Repurchased	(68,855)	(649,365)	(31,233)	(291,760)

Net increase	1,231,201	$11,617,148	114,795	$1,065,229

Class NAV shares

Sold	29,016,418	$274,005,238	29,771,990	$277,158,639
Distributions reinvested	12,789,161	120,652,195	11,480,349	106,215,971
Repurchased	(7,305,830)	(68,723,149)	(3,366,370)	(30,611,592)

Net increase	34,499,749	$325,934,284	37,885,969	$352,763,018

Total net increase	82,843,957	$782,523,693	29,022,002	$272,259,701

Affiliates of the fund owned 1% and 100% of shares of beneficial interest of Class R6 and Class NAV, respectively, on August 31, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $2,684,725,001 and $1,867,830,804, respectively, for the year ended August 31, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, the affiliated fund investments may represent a significant portion of the fund’s net assets. At August 31, 2013, funds within the John Hancock funds complex held 65.0% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets at August 31, 2013:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Balanced Portfolio	23.7%
John Hancock Lifestyle Conservative Portfolio	12.0%
John Hancock Lifestyle Moderate Portfolio	11.8%
John Hancock Lifestyle Growth Portfolio	11.0%

38	Floating Rate Income Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Floating Rate Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Floating Rate Income Fund (the “Fund”) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, brokers, agent banks and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 25, 2013

Annual report | Floating Rate Income Fund	39

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2013.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $20,418,670 in capital gain dividends.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

40	Floating Rate Income Fund | Annual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Western Asset Management Company (the Subadvisor) for John Hancock Floating Rate Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Annual report | Floating Rate Income Fund	41

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

42	Floating Rate Income Fund | Annual report

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one-year period and outperformed the index for the three- and five-year periods ended December 31, 2012. The Board also noted that the fund had outperformed the peer group average for the one-, three-, and five-year periods ended December 31, 2012.

The Board noted the fund’s favorable performance relative to the benchmark index for the three- and five-year periods and relative to the peer group for the one-, three-, and five-year periods.

The Board concluded that the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for this fund are higher than the peer group median and that total expenses for this fund are lower than the peer group median. The Board took into account management’s discussion of the fund’s expenses.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the sub-advisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board also noted that the Advisor pays the subadvisory fees of the fund, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

Annual report | Floating Rate Income Fund	43

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fees for the fund are paid by the Advisor and are negotiated at arm’s length; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

44	Floating Rate Income Fund | Annual report

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds;

(3) the subadvisory fee for the fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the

Annual report | Floating Rate Income Fund	45

selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which includes arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate account, and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund generally has been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark and the fund’s overall performance is satisfactory;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

46	Floating Rate Income Fund | Annual report

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

***

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Annual report | Floating Rate Income Fund	47

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since
2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham,[3] Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009).

Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance Trust (since
2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

48	Floating Rate Income Fund | Annual report

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson,[3] Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since
2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky,[3] Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds; Trustee and
Vice Chairperson of the Board, John Hancock retail funds, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | Floating Rate Income Fund	49

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo,[3] Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	230

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010).

Trustee, John Hancock retail funds (2005–2010 and since 2012), Trustee, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[3] Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[3] Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2012).

50	Floating Rate Income Fund | Annual report

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice
President, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions).

Annual report | Floating Rate Income Fund	51

John Hancock retail funds is composed of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Became a Trustee of the Trust effective December 1, 2012.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

52	Floating Rate Income Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Western Asset Management Company
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Floating Rate Income Fund	53

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	328A 8/13
MF159384	10/13

John Hancock INVESTMENTS

John Hancock
Alternative Asset Allocation Fund

Annual Report
8.31.13

A look at performance

Total returns for the period ended August 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception[1,2]	1-year	5-year	10-year	Since inception[1,2]

Class A	–1.11	—	—	10.84	–1.11	—	—	61.61

Class C3	2.38	—	—	11.17	2.38	—	—	63.86

Class I3,4	4.47	—	—	12.09	4.47	—	—	70.35

Class R2[3,4]	3.94	—	—	10.17	3.94	—	—	57.11

Class R4[3,4]	3.10	—	—	10.85	3.10	—	—	61.63

Class R6[3,4]	4.41	—	—	9.15	4.41	—	—	50.46

Index 1†	18.31	—	—	13.75	18.31	—	—	82.41

Index 2†	–2.47	—	—	4.59	–2.47	—	—	23.28

Index 3†	8.58	—	—	9.97	8.58	—	—	55.78

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for Class A, Class C, Class I, Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4*^	Class R6
Net (%)	1.78	2.47	1.38	1.86	1.61	1.39
Gross (%)	2.02	2.71	1.62	3.08	1.97	19.26

* Expenses have been estimated for the class’s first full year of operations.

^ The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the MSCI World Index; Index 2 is the Barclays U.S. Aggregate Bond Index; Index 3 is a 55%/45% blend of Index 1 and Index 2.

See the following page for footnotes.

6	Alternative Asset Allocation Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2	Index 3

Class C2,5	1-2-09	$16,386	$16,386	$18,241	$12,328	$15,578

Class I2,4	1-2-09	17,035	17,035	18,241	12,328	15,578

Class R2[2,4]	1-2-09	15,711	15,711	18,241	12,328	15,578

Class R4[2,4]	1-2-09	16,163	16,163	18,241	12,328	15,578

Class R6[2,4]	1-2-09	15,046	15,046	18,241	12,328	15,578

MSCI World Index (gross of foreign withholding tax on dividends) — Index 1 — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Barclays U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issue.

Combined Index — Index 3 — is comprised of 55% MSCI World Index and 45% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would have resulted in lower values.

Footnotes related to performance pages

1 From 1-2-09.

2 Performance information prior to 12-20-10 reflects an allocation to a different mix of underlying funds, and would have been different if the fund’s investments had been allocated to its current mix of underlying funds.

3 Class I, Class C, and Class R6, Class R2 and Class R4 shares were first offered on 12-31-10, 6-14-11, 9-1-11, 3-1-12, and 6-27-13, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class C, Class R6, Class R2 and Class R4 shares, as applicable.

4 For certain types of investors, as described in the fund’s prospectuses.

5 The contingent deferred sales charge is not applicable.

Annual report | Alternative Asset Allocation Fund	7

Management’s discussion of

Fund performance

John Hancock Asset Management

The 12 months ended August 31, 2013, were marked by ongoing uncertainty about global recovery and the continuation of the risk-on/risk-off trade that had dominated the previous 12 months. In this environment, the fund’s Class A shares posted a total return of 4.10%, excluding sales charges, well ahead of the 1.56% return of multialternative fund peer group tracked by Morningstar, Inc.† At the same time the broad MSCI World Index returned 18.31% and the Barclays U.S. Aggregate Index lost 2.47%. A blended index of 55% MSCI World Index/45% Barclays U.S. Aggregate Bond Index advanced 8.58%.

The largest contributor to the fund’s performance was its allocation to the Technical Opportunities Fund (Wellington), which benefited from solid stock selection, with all equity sectors adding to relative performance. Selection was strongest within the health-care, industrial, and information technology sectors. After the stock market pullback that took place in late May and early June, we decided to add a bit more risk to the portfolio and thus increased its allocation to the Technical Opportunities Fund.

The Currency Strategies Fund (First Quadrant) which has a low correlation with the equity markets, was also a strong contributor during this period, which was difficult at times for equities. The currency fund’s decision to underweight the Australian dollar was beneficial as the currency weakened during the period.

The buy-write strategy of Redwood Fund (Allianz) also buoyed performance, especially on a risk-adjusted basis. Many alternative strategies, such as that used by Redwood, are designed with an asymmetric risk/return profile, which limits both its upside and downside potential.

The broad commodity basket as represented by the PowerShares DB Commodity Index Tracking Fund was weak during the period and was a detractor from performance, largely on account of its exposures to base and precious metals and agriculture. The Real Return Bond Fund also produced some drag on the fund’s returns as it struggled amid rising interest rates and the strategy’s generally longer duration. Precious metals, as represented by PowerShares DB Gold Fund and PowerShares DB Silver Fund, also were detractors from performance, amid reduced safe-haven appeal and a dramatic change in sentiment toward precious metals. Fortunately these positions, as well as the Real Return Bond Fund position, were reduced earlier this year.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Alternative Asset Allocation Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1,2]

Class A	$1,000.00	$1,003.40	$3.23

Class C	1,000.00	1,000.00	6.81

Class I	1,000.00	1,005.50	1.47

Class R2	1,000.00	1,002.70	4.19

Class R6	1,000.00	1,005.50	1.82

For the class noted below, the example assumes an account value of $1,000 on June 27, 2013, with the same investment held until August 31, 2013.

	Account value	Ending value	Expenses paid during
	on 6-27-13	on 8-31-13	period ended 8-31-13[2,3]

Class R4	1,000.00	1,013.10	1.04

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Alternative Asset Allocation Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1,2]

Class A	$1,000.00	$1,022.00	$3.26

Class C	1,000.00	1,018.40	6.87

Class I	1,000.00	1,023.70	1.48

Class R2	1,000.00	1,021.00	4.23

Class R4	1,000.00	1,022.30	2.91

Class R6	1,000.00	1,023.40	1.84

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.64%, 1.35%, 0.29%, 0.83% and 0.36% for Class A, Class C, Class I, Class R2 and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 The fund’s expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was 0.71%–1.29%.

3 Expenses are equal to the funds annualized expense ratio of 0.57% for Class R4 shares, multiplied by the average account value over the period, multiplied by 66/365 (to reflect the period).

10	Alternative Asset Allocation Fund | Annual report

Portfolio summary

Asset Allocation[1]

Affiliated Underlying Funds	84.4%	Unaffiliated Investment Companies	15.2%

Fixed Income	31.9%	Equity	11.4%

Alternative	27.7%	Gold ETF	1.3%

Equity	24.8%	Commodities ETF	1.2%

		Energy ETF	1.0%

		Silver ETF	0.3%

		Other assets and liabilities	0.4%

1 As a percentage of net assets on 8-31-13.

Annual report | Alternative Asset Allocation Fund	11

Fund’s investments

As of 8-31-13

	Shares	Value
Affiliated Underlying funds 84.4%		$616,603,367

EQUITY 24.8%

John Hancock Funds II (G)		181,100,878

Emerging Markets, Class NAV (DFA)	1,384,774	13,293,833

Global Real Estate, Class NAV (Deutsche)	1,618,170	13,188,088

Natural Resources, Class NAV (RS Investments/Wellington)	555,265	9,095,233

Redwood, Class NAV (Allianz)	7,979,703	89,133,281

Technical Opportunities, Class NAV (Wellington) (I)	4,239,883	56,390,443

FIXED INCOME 31.9%

John Hancock Funds II (G)		233,224,512

Global High Yield, Class NAV (Stone Harbor)	7,076,128	69,487,578

Real Return Bond, Class NAV (PIMCO)	1,282,147	14,552,372

Short Duration Credit Opportunities, Class NAV (Stone Harbor)	8,264,178	84,294,617

Strategic Income Opportunities, Class NAV (John Hancock1) (A)	6,008,328	64,889,945

ALTERNATIVE 27.7%

John Hancock Funds II (G)		202,277,977

Currency Strategies, Class NAV (First Quadrant)	9,899,573	101,866,607

Global Absolute Return Strategies, Class NAV (Standard Life)	9,323,247	100,411,370

Unaffiliated Investment Companies 15.2%		$110,927,015

Equity 15.2%		110,927,015

Market Vectors Gold Miners ETF	72,050	2,026,767

PowerShares DB Commodity Index Tracking Fund (I)	340,103	9,067,146

PowerShares DB Energy Fund (I)	247,541	7,292,558

PowerShares DB Gold Fund (I)	159,309	7,503,454

PowerShares DB Silver Fund (I)	52,715	2,088,568

The Arbitrage Fund	1,136,904	14,552,372

Touchstone Merger Arbitrage Fund	1,476,233	16,371,419

Turner Spectrum Fund, Institutional Class I (I)	4,628,535	52,024,731

Total investments (Cost $720,110,088)† 99.6%		$727,530,382

Other assets and liabilities, net 0.4%		$3,260,794

Total net assets 100.0%		$730,791,176

12	Alternative Asset Allocation Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

Percentages are based upon net assets

(A) The subadvisor is an affiliate of the advisor.

(G) The portfolio’s subadvisor is shown parenthetically.

(I) Non-income producing security.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $723,480,117. Net unrealized appreciation aggregated $4,050,265, of which $14,992,061 related to appreciated investment securities and $10,941,796 related to depreciated investment securities.

Investment companies

Affiliated Underlying Funds’ Subadvisors

Allianz Global Investors U.S. LLC	(Allianz)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
First Quadrant, LP	(First Quadrant)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
RS Investment Management Co. LLC	(RS Investments)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)

See notes to financial statements	Annual report | Alternative Asset Allocation Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $110,060,133)	$110,927,015
Investments in affiliated funds, at value (Cost $610,049,955)	616,603,367

Total investments, at value (Cost $720,110,088)	727,530,382
Cash	372
Receivable for fund shares sold	8,078,297
Dividends receivable	752,325
Other receivables and prepaid expenses	95,999

Total assets	736,457,375

Liabilities

Payable for investments purchased	4,501,040
Payable for fund shares repurchased	941,762
Payable to affiliates
Accounting and legal services fees	7,825
Transfer agent fees	79,250
Distribution and service fees	84
Trustees’ fees	160
Investment management fees	2,485
Other liabilities and accrued expenses	133,593

Total liabilities	5,666,199

Net assets	$730,791,176

Net assets consist of

Paid-in capital	$721,594,359
Undistributed net investment income	2,380,601
Accumulated net realized gain (loss) on investments	(604,078)
Net unrealized appreciation (depreciation) on investments	7,420,294

Net assets	$730,791,176

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($329,491,007 ÷ 22,444,274 shares)[1]	$14.68
Class C ($108,565,766 ÷ 7,395,057 shares)[1]	$14.68
Class I ($290,040,619 ÷ 19,730,011 shares)	$14.70
Class R2 ($610,422 ÷ 41,647 shares)	$14.66
Class R4 ($101,340 ÷ 6,897 shares)	$14.69
Class R6 ($1,982,022 ÷ 134,861 shares)	$14.70

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.45

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Alternative Asset Allocation Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 8-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$8,137,062
Dividends	19,594

Total investment income	8,156,656

Expenses

Investment management fees	1,006,703
Distribution and service fees	1,370,661
Accounting and legal services fees	62,763
Transfer agent fees	672,754
Trustees’ fees	4,621
State registration fees	127,560
Printing and postage	52,731
Professional fees	74,137
Custodian fees	12,000
Registration and filing fees	83,075
Other	6,231

Total expenses before reductions and amounts recaptured	3,473,236
Net expense reductions and amounts recaptured	(560,125)

Total expenses	2,913,111

Net investment income	5,243,545

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(2,766,774)
Investments in affiliated issuers	3,661,970
Capital gain distributions received from affiliated underlying funds	2,333,718

3,228,914
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	802,874
Investments in affiliated issuers	3,633,655

4,436,529

Net realized and unrealized gain	7,665,443

Increase in net assets from operations	$12,908,988

See notes to financial statements	Annual report | Alternative Asset Allocation Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	8-31-13	8-31-12

Increase (decrease) in net assets

From operations
Net investment income	$5,243,545	$1,422,281
Net realized gain (loss)	3,228,914	(1,038,931)
Change in net unrealized appreciation (depreciation)	4,436,529	4,266,591

Increase in net assets resulting from operations	12,908,988	4,649,941

Distributions to shareholders
From net investment income
Class A	(1,707,753)	(400,466)
Class C	(184,747)	(17,160)
Class I	(1,899,683)	(128,784)
Class R2	(953)	—
Class R6	(22,960)	(1,557)
From net realized gain
Class A	(899,654)	(645,737)
Class C	(310,194)	(74,440)
Class I	(734,534)	(143,195)
Class R2	(595)	—
Class R6	(9,278)	(1,732)

Total distributions	(5,770,351)	(1,413,071)

From fund share transactions	495,911,783	187,946,239

Total increase	503,050,420	191,183,109

Net assets

Beginning of year	227,740,756	36,557,647

End of year	$730,791,176	$227,740,756

Undistributed net investment income	$2,380,601	$1,018,900

16	Alternative Asset Allocation Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09[1]

Per share operating performance

Net asset value, beginning of period	$14.32	$14.02	$13.72	$12.82	$10.00
Net investment income[2,3]	0.16	0.22	0.21	0.44	0.10
Net realized and unrealized gain on investments	0.42	0.47	0.92	1.10	2.72
Total from investment operations	0.58	0.69	1.13	1.54	2.82
Less distributions
From net investment income	(0.14)	(0.15)	(0.20)	(0.47)	—
From net realized gain	(0.08)	(0.24)	(0.63)	(0.17)	—
Total distributions	(0.22)	(0.39)	(0.83)	(0.64)	—
Net asset value, end of period	$14.68	$14.32	$14.02	$13.72	$12.82
Total return (%)[4,5]	4.10	5.12	8.16	12.12	28.20[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$329	$111	$31	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured[7]	0.76	0.97	1.68	5.03	6.78[8]
Expenses including reductions and
amounts recaptured[7]	0.65	0.73	0.63	0.71	0.55[8]
Net investment income[3]	1.09	1.62	1.44	3.25	1.33[8]
Portfolio turnover (%)	22	34	90	9	1

1 The inception date for Class A shares is 1-2-09.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.71% to 1.29% for 8-31-13, 0.73% to 1.43% for 8-31-12, 0.74% to 1.37% for 8-31-11, 0.70% to 1.17% for 8-31-10 and 0.71% to 1.18% for 8-31-09.
8 Annualized.

See notes to financial statements	Annual report | Alternative Asset Allocation Fund	17

CLASS C SHARES Period ended	8-31-13	8-31-12	8-31-11[1]

Per share operating performance

Net asset value, beginning of period	$14.32	$14.03	$14.50
Net investment income[2,3]	0.05	0.11	0.02
Net realized and unrealized gain (loss) on investments	0.43	0.48	(0.49)
Total from investment operations	0.48	0.59	(0.47)
Less distributions
From net investment income	(0.04)	(0.06)	—
From net realized gain	(0.08)	(0.24)	—
Total distributions	(0.12)	(0.30)	—
Net asset value, end of period	$14.68	$14.32	$14.03
Total return (%)[4,5]	3.38	4.32	(3.24)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$109	$34	$2
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured[7]	1.48	1.66	3.03[8]
Expenses including reductions and amounts recaptured[7]	1.37	1.42	1.27[8]
Net investment income[3]	0.36	0.83	0.58[8]
Portfolio turnover (%)	22	34	90[9]

1 The inception date for Class C shares is 6-14-11.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.71% to 1.29% for 8-31-13, 0.73% to 1.43% for 8-31-12 and 0.74% to 1.37% for 8-31-11.
8 Annualized.
9 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

CLASS I SHARES Period ended	8-31-13	8-31-12	8-31-11[1]

Per share operating performance

Net asset value, beginning of period	$14.34	$14.06	$14.21
Net investment income[2,3]	0.21	0.26	0.16
Net realized and unrealized gain (loss) on investments	0.43	0.48	(0.31)
Total from investment operations	0.64	0.74	(0.15)
Less distributions
From net investment income	(0.20)	(0.22)	—
From net realized gain	(0.08)	(0.24)	—
Total distributions	(0.28)	(0.46)	—
Net asset value, end of period	$14.70	$14.34	$14.06
Total return (%)[4]	4.47	5.48	(1.06)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$290	$83	$3
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured[6]	0.39	0.57	1.42[7]
Expenses including reductions and amounts recaptured[6]	0.28	0.33	0.30[7]
Net investment income[3]	1.42	1.90	1.74[7]
Portfolio turnover (%)	22	34	90[8]

1 The inception date for Class I shares is 12-31-10.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.71% to 1.29% for 8-31-13, 0.73% to 1.43% for 8-31-12 and 0.74% to 1.37% for 8-31-11.
7 Annualized.
8 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

18	Alternative Asset Allocation Fund | Annual report	See notes to financial statements

CLASS R2 SHARES Period ended	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$14.30	$14.21
Net investment income[2,3]	0.11	0.09
Net realized and unrealized gain on investments	0.45	—[4]
Total from investment operations	0.56	0.09
Less distributions
From net investment income	(0.12)	—
From net realized gain	(0.08)	—
Total distributions	(0.20)	—
Net asset value, end of period	$14.66	$14.30
Total return (%)[5]	3.94	0.63[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	7.89	16.91[9]
Expenses including reductions and amounts recaptured[8]	0.82	0.81[9]
Net investment income[3]	0.74	1.29[9]
Portfolio turnover (%)	22	34[10]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: for 0.71% to 1.29% for 8-31-13 and 0.73% to 1.43% for 8-31-12.
9 Annualized.
10 Portfolio turnover is shown for period from 9-1-11 to 8-31-12.

CLASS R4 SHARES Period ended	8-31-13[1]

Per share operating performance

Net asset value, beginning of period	$14.50
Net investment income[2,3]	0.02
Net realized and unrealized gain on investments	0.17
Total from investment operations	0.19
Net asset value, end of period	$14.69
Total return (%)[4,5]	1.31

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions[7,8]	15.62
Expenses including reductions and amounts recaptured[7,8]	0.57
Net investment income[3,8]	0.70
Portfolio turnover (%)	22[9]

1 The inception date for Class R4 shares is 6-27-13.
2 Based on average daily shares outstanding.
3 Recognition of net investment income by the fund is affected by the timing and declaration of dividends by underlying funds in which the fund invests.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized
6 Less than $500,000
7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.71% to 1.29% for 8-31-13.
8 Annualized.
9 Portfolio turnover is shown for period from 9-1-12 to 8-31-13.

See notes to financial statements	Annual report | Alternative Asset Allocation Fund	19

CLASS R6 SHARES Period ended	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$14.34	$14.06
Net investment income[2,3]	0.22	0.30
Net realized and unrealized gain on investments	0.41	0.44
Total from investment operations	0.63	0.74
Less distributions
From net investment income	(0.19)	(0.22)
From net realized gain	(0.08)	(0.24)
Total distributions	(0.27)	(0.46)
Net asset value, end of period	$14.70	$14.34
Total return (%)[4]	4.41	5.48

Ratios and supplemental data

Net assets, end of period (in millions)	$2	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.42	18.25
Expenses including reductions and amounts recaptured[6]	0.35	0.34
Net investment income[3]	1.50	2.12
Portfolio turnover (%)	22	34

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Less than $500,000.
6 Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: for 0.71% to 1.29% for 8-31-13 and 0.73% to 1.43% for 8-31-12.

20	Alternative Asset Allocation Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029, or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs

Annual report | Alternative Asset Allocation Fund	21

may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $200 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the year ended August 31, 2013 were $538. For the year ended August 31, 2013, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject

22	Alternative Asset Allocation Fund | Annual report

to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, net capital losses of $403,398 that are a result of security transactions occurring after October 31, 2012, are treated as occurring on September 1, 2013, the first day of the fund’s next taxable year.

As of August 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

The tax character of distributions for the years ended August 31, 2013 and 2012 was as follows:

	AUGUST 31, 2013	AUGUST 31, 2012

Ordinary Income	$5,364,765	$956,444
Long-Term Capital Gain	$405,586	$456,627

Total	$5,770,351	$1,413,071

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

As of August 31, 2013, the components of distributable earnings on a tax basis consisted of $2,380,601 of undistributed ordinary income and $3,169,349 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Annual report | Alternative Asset Allocation Fund	23

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a daily management fee for its services to the fund. Prior to June 1, 2013, the management fee had two components: (a) a 0.15% fee on assets invested in affiliated funds (Affiliated Fund Assets) and (b) a 0.60% fee on assets not invested in affiliated funds (Other Assets). Effective June 1, 2013, the fund changed its management agreement and pays the Advisor a daily management fee equivalent, on an annual basis, to: (a) a 0.15% fee on assets invested in Affiliated Fund Assets on the first $500 million, (b) a 0.125% fee on assets invested in Affiliated Fund Assets on the next $500 million and (c) a 0.10% fee on assets invested in Affiliated Fund Assets over $1 billion and (a) a 0.60% fee on assets invested in Other Assets on the first $500 million, (b) a 0.575% fee on assets invested in Other Assets on the next $500 million and (c) a 0.55% fee on assets invested in Other Assets over $1 billion. Affiliated Fund Assets are funds of the Trust or John Hancock Funds III. The Advisor has subadvisory agreements with John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, both indirectly owned subsidiaries of MFC and affiliates of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to reimburse the fund for certain fund expenses that exceed 0.04% of the fund’s average net assets. Expenses excluded from this waiver include taxes, advisory fees, transfer agent fees and service fees, Rule 12b-1 fees, brokerage commissions, interest expense, state registration fees, printing and postage, acquired fund fees and expenses, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. In addition, the Advisor has contractually agreed to waive the fund’s management fees by 0.10% of the fund’s average daily net assets. Both current expense limitation agreements expire on December 31, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agreed to waive its advisory fee or reimburse the fund so the aggregate advisory fee retained by the Advisor with respect to the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.60% of the fund’s average daily net assets. This voluntary waiver may terminate at any time upon notice to the fund.

The Advisor has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding fund level expenses such as advisory fees, acquired fund fees, taxes, brokerage commissions, interest expense, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business for Class A, Class C, Class I, Class R2, Class R4 and Class R6 shares, to the extent that the above expenses for each class exceed 0.66%, 1.36%, 0.30%, 0.67%, 0.42% and 0.20%, respectively, of the average net assets attributable to each respective class. This expense fee waiver and/or reimbursement will continue in effect until December 31, 2013, except Class R4, which will continue in effect until December 31, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Accordingly, the expense reductions amounted to $236,408, $82,152, $207,473, $18,296, $2,752 and $14,731 for Class A, Class C, Class I, Class R2, Class R4 and Class R6 shares, respectively, for the year ended August 31, 2013.

The investment management fees, including the impact of the waiver, reimbursements and the amounts recaptured, incurred for the year ended August 31, 2013 were equivalent to a net effective rate of 0.09% of the fund’s average daily net assets.

24	Alternative Asset Allocation Fund | Annual report

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2013 and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNT RECOVERED
AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	DURING THE
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	PERIOD ENDED
AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 1, 2016	AUGUST 31, 2013

$108,956	$150,835	$88,102	$1,705

Amounts recovered by class

CLASS A	CLASS C	CLASS I	CLASS R2	CLASS R6

$752	$259	$688	$1	$5

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2013 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2, the fund pays for certain other services. The fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b–1 FEE	SERVICE FEE

A	0.30%	—
C	1.00%	—
R2	0.25%	0.25%
R4	0.25%	0.10%

The Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that is appropriate under the circumstances at the time. For the year ended August 31, 2013, the fund was reimbursed $18 for 12b-1 fees.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,717,582 for the year ended August 31, 2013. Of this amount, $445,115 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,252,658 was paid as sales commissions to broker-dealers and $19,809 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within

Annual report | Alternative Asset Allocation Fund	25

one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2013, CDSCs received by the Distributor amounted to $19,075 for Class C shares. There were no CDSCs received for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$633,739	$355,608	$39,789	$23,930
Class C	736,058	123,742	23,438	9,436
Class I	—	192,981	27,787	18,651
Class R2	819	63	18,505	361
Class R4	45	4	2,762	16
Class R6	—	356	15,279	337
Total	$1,370,661	$672,754	$127,560	$52,731

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2013 and 2012 were as follows:

		Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	18,133,078	$265,683,877	7,744,763	$109,069,284
Distributions reinvested	174,010	2,516,178	76,577	1,034,551
Repurchased	(3,596,892)	(52,674,118)	(2,309,963)	(32,100,813)

Net increase	14,710,196	$215,525,937	5,511,377	$78,003,022

Class C shares

Sold	5,544,996	$81,288,730	2,318,944	$32,772,590
Distributions reinvested	29,667	431,058	6,262	85,043
Repurchased	(521,148)	(7,664,429)	(118,434)	(1,662,705)

Net increase	5,053,515	$74,055,359	2,206,772	$31,194,928

26	Alternative Asset Allocation Fund | Annual report

		Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class I shares

Sold	17,088,503	$250,341,493	5,888,274	$83,227,360
Distributions reinvested	145,878	2,106,473	19,206	259,284
Repurchased	(3,309,999)	(48,599,243)	(350,464)	(4,938,590)

Net increase	13,924,382	$203,848,723	5,557,016	$78,548,054

Class R2 shares

Sold	34,681	$510,508	7,037	$100,000
Repurchased	(71)	(1,052)	—	—

Net increase	34,610	$509,456	7,037	$100,000

Class R4 shares

Sold	6,897	$100,000	—	—

Net increase	6,897	$100,000	—	—

Class R6 shares

Sold	134,410	$1,971,066	7,129	$100,235
Distributions reinvested	2,101	30,333	—	—
Repurchased	(8,779)	(129,091)	—	—

Net increase	127,732	$1,872,308	7,129	$100,235

Total net increase	33,857,332	$495,911,783	13,289,331	$187,946,239

Affiliates of the fund owned 5% of shares of beneficial interest of Class R6 on August 31, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $600,130,555 and $101,292,455, respectively, for the year ended August 31, 2013.

Note 7 — Investment in affiliated underlying funds

The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each underlying fund’s net assets. For the year ended August 31, 2013, the fund held 5% or more of the following affiliated funds’ net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Redwood Fund	19.4%
John Hancock Global High Yield Fund	12.8%
John Hancock Currency Strategies	8.6%
John Hancock Technical Opportunities	8.4%
John Hancock Short Duration Credit Opportunities	7.3%

Annual report | Alternative Asset Allocation Fund	27

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Alternative Asset Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Alternative Asset Allocation Fund (the “Fund”) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the transfer agent, brokers and custodian, and the application of alternative auditing procedures where securities purchased confirmations had not been received provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 25, 2013

28	Alternative Asset Allocation Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2013.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $405,586 in capital gain dividends.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Alternative Asset Allocation Fund	29

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreements (the Subadvisory Agreements) with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisors) for John Hancock Alternative Asset Allocation Fund (the fund). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the Subadvisors with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisors, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisors with respect to the fund. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

30	Alternative Asset Allocation Fund | Annual report

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s

Annual report | Alternative Asset Allocation Fund	31

ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2012. The Board also noted that the fund underperformed the peer group average for the one-year period and outperformed the average for the three-year period ended December 31, 2012.

The Board took into account management’s discussion of the fund’s performance, including the impact of market conditions on the fund’s investment strategy and the fund’s favorable performance relative to the peer group for the three-year period.

The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees and total expenses for this fund are lower than the peer group median. The Board took into account that breakpoints were being added to the advisory fee effective June 1, 2013.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for the fund and concluded that the advisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a fund of funds and those of its underlying portfolios.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

32	Alternative Asset Allocation Fund | Annual report

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that the fund’s Subadvisors are affiliates of the Advisor;

(h) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(j) noted that the subadvisory fees for the fund are paid by the Advisor;

(k) noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the fund invests; and

(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for certain of the underlying portfolios it advises in which the fund may invest and for each of the other John Hancock open-end funds (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as

Annual report | Alternative Asset Allocation Fund	33

of the date of this annual report are each of the fund of funds, money market funds, and index funds of the Trust, John Hancock Variable Insurance Trust, and John Hancock closed-end funds);

(b) reviewed the Trust’s advisory fee structure and concluded that (i) breakpoints were being added to the fund’s fee structure at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds; and

(3) the subadvisory fees for the fund, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisors, the Board received information provided to the Board by the Subadvisors, including the Subadvisors’ Form ADVs, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisors and their operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisors’ responsibilities include the development and maintenance of an investment programs for the fund, that are consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisors’ brokerage policies and practices, including with respect to best execution and soft dollars.

34	Alternative Asset Allocation Fund | Annual report

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisors and the profitability to the Subadvisors of their relationship with the fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the fund.

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements. In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisors’ relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisors. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the fund to fees charged by the fund’s Subadvisors to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor’s focus on the Subadvisors’ performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1) Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund is being monitored and reasonably addressed;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Noted that the subadvisory fees are paid by the Advisor, and that the fund’s fee structure contains breakpoints at the advisory fee level.

In addition, the Trustees reviewed the subadvisory fee to be paid to each Subadvisor for the fund and concluded that the subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios in which the fund invests and that the additional services are necessary because of the differences between the investment policies, strategies, and techniques of a fund of funds and those of the underlying portfolios.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.

Annual report | Alternative Asset Allocation Fund	35

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since
2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham,[3] Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009).

Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance Trust (since
2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

36	Alternative Asset Allocation Fund | Annual report

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson,[3] Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since
2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky,[3] Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds; Trustee and
Vice Chairperson of the Board, John Hancock retail funds, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | Alternative Asset Allocation Fund	37

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo,[3] Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	230

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010).

Trustee, John Hancock retail funds (2005–2010 and since 2012), Trustee, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[3] Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[3] Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2012).

38	Alternative Asset Allocation Fund | Annual report

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice
President, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions).

Annual report | Alternative Asset Allocation Fund	39

John Hancock retail funds is composed of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Became a Trustee of the Trust effective December 1, 2012.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

40	Alternative Asset Allocation Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisors
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	John Hancock Asset Management a division of
Theron S. Hoffman*	Manulife Asset Management (North
Deborah C. Jackson	America) Limited
Hassell H. McClellan
Gregory A. Russo	Principal distributor
Warren A. Thomson†	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Andrew G. Arnott	John Hancock Signature Services, Inc.
Executive Vice President
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered
Francis V. Knox, Jr.	public accounting firm
Chief Compliance Officer	PricewaterhouseCoopers LLP

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Alternative Asset Allocation Fund	41

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	345A 8/13
MF159383	10/13

John Hancock
INVESTMENTS

John Hancock

Natural Resources Fund

Annual Report

8.31.13

A look at performance

Total returns for the period ended August 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception [1]	1-year	5-year	10-year	Since inception [1]

Class A2	–3.16	–6.30	—	2.13	–3.16	–27.79	—	18.04

Class I2,3	2.12	–4.96	—	3.35	2.12	–22.48	—	29.61

Class R6[2,3]	2.27	–5.04	—	3.20	2.27	–22.78	—	28.18

Class 1[3]	2.44	–4.80	—	3.48	2.44	–21.79	—	30.92

Class NAV[3]	2.45	–4.75	—	3.53	2.45	–21.59	—	31.43

Index 1†	8.25	1.26	—	6.02	8.25	6.48	—	58.49

Index 2†	–9.56	–8.35	—	4.12	–9.56	–35.35	—	37.41

Index 3†	0.05	–3.01	—	4.81	0.05	–14.18	—	44.82

Index 4†	33.71	4.30	—	2.95	33.71	23.42	—	25.71

Index 5†	5.24	–0.80	—	5.73	5.24	–3.94	—	55.13

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for all classes. Had the fee waivers and expense limitations not been in place, gross expenses would apply.

	Class A	Class I	Class R6	Class 1	Class NAV
Net (%)	1.58	1.38	1.28	1.11	1.06
Gross (%)	1.82	1.43	24.48	1.12	1.07

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†Index 1 is the MSCI World Energy Index; Index 2 is the MSCI World Metals & Mining Index; Index 3 is a 60%/40% blend of Index 1 and Index 2; Index 4 is the MSCI World Paper & Forest Products Index; Index 5 is a 60%/30%/10% blend of Index 1, Index 2, and Index 4.

See the following page for footnotes.

6	Natural Resources Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2	Index 3	Index 4	Index 5

Class I3	10-15-05	$12,961	$12,961	$15,849	$13,741	$14,482	$12,571	$15,513

Class R6[3]	10-15-05	12,818	12,818	15,849	13,741	14,482	12,571	15,513

Class 1[3]	10-15-05	13,092	13,092	15,849	13,741	14,482	12,571	15,513

Class NAV[3]	10-15-05	13,143	13,143	15,849	13,741	14,482	12,571	15,513

MSCI World Energy Index (gross of foreign withholding tax on dividends) — Index 1 — consists of all the companies in the Energy sector of the MSCI World Index.

MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends) — Index 2 — consists of all the companies in the Metals & Mining industry of the MSCI World Index.

Combined Index — Index 3 — consists of 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

MSCI World Paper & Forest Products Index (gross of foreign withholding tax on dividends) — Index 4 — consists of all the companies in the Paper & Forest industry of the MSCI World Index.

Former Benchmark Index — Index 5 — is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index and 10% MSCI World Paper & Forest Products Index.

Effective 7-16-12, the Fund’s primary benchmark changed from 60% MSCI World Energy Index/30% MSCI World Metals & Mining Index/10% MSCI World Paper & Forest Products Index to 60% MSCI World Energy Index/40% MSCI World Metals & Mining Index, which better reflects the subadvisors’ outlook on the Fund’s investments and allocations to natural resources sectors. In addition, effective 7-16-12, the Fund no longer uses the MSCI World Paper & Forest Products Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would have resulted in different values.

Footnotes related to performance pages

1 From 10-15-05.
2 Class A and Class I shares were first offered on 1-4-10; Class R6 shares were first offered on 11-1-11. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, and Class R6 shares, as applicable.
3 For certain types of investors, as described in the fund’s Class I, Class 1, Class NAV, and Class R6 share prospectuses.

Annual report | Natural Resources Fund	7

Management’s discussion of

Fund performance

Wellington Management Company, LLP and RS Investment Management Co. LLC

Commodities and natural resource-related investments eked out positive returns in a sometimes difficult 12 months ended August 31, 2013. Global economic growth was positive, if modest. A continued recovery in the U.S. economy and improving supply/demand dynamics drove strong performance in the energy and materials sectors with exposure to domestic consumption. Conversely, questions regarding the sustainability of emerging-market demand in particular impacted commodities and producers most levered to these regions, particularly in base metals, bulk materials, and agriculture. For the 12 months ended August 31, 2013, John Hancock Natural Resources Fund’s Class A shares had a total return of 1.92%, excluding sales charges. In the same period, the MSCI World Energy Index returned 8.25% and the MSCI World Metals & Mining Index declined 9.56%. By comparison, the fund’s benchmark, a blended index of 60% MSCI World Energy Index/40% MSCI World Metals & Mining Index had a return of 0.05%. The average return of the natural resources funds category tracked by Morningstar, Inc. was 3.85%.† The fund outperformed its benchmark due to an underweight and better stock selection in the weak materials sector and good stock selection in the solid energy sector. Both subadvisors produced results for their portion of the fund (sleeve) that surpassed the fund’s blended benchmark index.

Wellington Management Company, LLP commentary

In absolute terms, the Wellington sleeve of the fund produced positive contributions to performance from a broad range of holdings. Positioning among oil producers was a key source of strength during the period, as were several positions among oil refiners. Holdings in the energy equipment and services segment also aided absolute performance. On the other hand, Petrobas declined as a result of production delays. Positions in metals and mining were also weak as shares of Mongolian Mining and Glencore Xstrata declined.

RS Investment Management Co. LLC commentary

The RS Investment sleeve enjoyed positive returns, driven by contributions to performance from across the resources spectrum. Positive absolute contributors to sleeve and fund performance within energy were led by U.S. and Canadian companies Cabot Oil & Gas Corp., Peyto Exploration & Development Corp., EQT Corp., and Southwestern Energy Company. Some of the leading detractors from the performance of both the sleeve and the fund included agricultural companies Sociedad Quimica Y Minera De Chile and The Mosaic Company, which were affected by the sharp decline in potash prices during the period.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Natural Resources Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1]

Class A	$1,000.00	$970.30	$7.85

Class I	1,000.00	971.50	6.86

Class R6	1,000.00	972.10	6.36

Class 1	1,000.00	973.50	5.47

Class NAV	1,000.00	973.30	5.22

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Natural Resources Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1]

Class A	$1,000.00	$1,017.20	$8.03

Class I	1,000.00	1,018.20	7.02

Class R6	1,000.00	1,018.80	6.51

Class 1	1,000.00	1,019.70	5.60

Class NAV	1,000.00	1,019.90	5.35

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.58%, 1.38%, 1.28%, 1.10% and 1.05% for Class A, Class I, Class R6, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Natural Resources Fund | Annual report

Portfolio summary

Top 10 Holdings (26.3% of Net Assets on 8-31-13)[1,2]

First Quantum Minerals, Ltd.	3.2%	Oil Search, Ltd.	2.6%

The Mosaic Company	2.9%	Rio Tinto PLC	2.5%

BG Group PLC	2.8%	Chevron Corp.	2.4%

Southwestern Energy Company	2.8%	Concho Resources, Inc.	2.2%

BP PLC, ADR	2.7%	Ophir Energy PLC	2.2%

Industry Composition[1,3]

Oil, Gas & Consumable Fuels	53.0%	Commercial Services & Supplies	1.5%

Metals & Mining	26.5%	Construction Materials	1.4%

Chemicals	8.7%	Construction & Engineering	0.7%

Energy Equipment & Services	2.5%	Short-Term Investments & Other	4.0%

Independent Power Producers &
Energy Traders	1.7%

Country Composition[1,3]

United States	42.7%	Chile	2.2%

Canada	20.1%	Netherlands	1.0%

United Kingdom	17.4%	Spain	0.9%

Australia	7.9%	Portugal	0.8%

Japan	2.9%	Other Countries	4.1%

1 As a percentage of net assets on 8-31-13.
2 Cash and cash equivalents not included.
3 The natural resources industry can be significantly affected by global, political and environmental developments and by commodity prices. Investments concentrated in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund’s investments. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectuses.

Annual report | Natural Resources Fund	11

Fund’s investments

As of 8-31-13

	Shares	Value

Common Stocks 96.0%		$768,839,663

(Cost $777,314,349)

Energy 55.5%		444,796,798

Energy Equipment & Services 2.5%

Dril-Quip, Inc. (I)	39,948	4,075,095

Halliburton Company	135,028	6,481,342

National Oilwell Varco, Inc.	48,780	3,624,354

Patterson-UTI Energy, Inc.	309,761	6,068,218

Oil, Gas & Consumable Fuels 53.0%

Anadarko Petroleum Corp.	96,433	8,815,905

ARC Resources, Ltd.	408,400	9,778,646

Beach Energy, Ltd.	3,564,473	4,401,147

BG Group PLC	1,187,591	22,581,834

Bonavista Energy Corp.	6,300	77,815

BP PLC, ADR	529,251	21,858,066

Cabot Oil & Gas Corp.	302,124	11,822,112

Canadian Natural Resources, Ltd.	182,992	5,583,749

Chevron Corp.	161,053	19,395,613

Cobalt International Energy, Inc. (I)	261,896	6,390,262

Concho Resources, Inc. (I)	184,480	17,804,165

CONSOL Energy, Inc.	162,644	5,079,372

Denbury Resources, Inc. (I)	887,920	15,352,137

Enbridge, Inc. (L)	346,403	14,185,203

EnCana Corp. (L)	138,838	2,371,305

EnCana Corp. CAD (L)	168,850	2,887,335

EOG Resources, Inc.	106,212	16,680,595

EQT Corp.	44,737	3,834,856

Exxon Mobil Corp.	137,952	12,023,896

Galp Energia SGPS SA	379,124	6,373,267

Imperial Oil, Ltd.	341,007	14,250,683

Kosmos Energy, Ltd. (I)	539,527	5,486,990

Laredo Petroleum Holdings, Inc. (I)	447,973	11,763,771

Marathon Petroleum Corp.	85,472	6,197,575

MEG Energy Corp. (I)	155,560	5,034,691

New Hope Corp., Ltd	170,534	652,266

Occidental Petroleum Corp.	130,946	11,550,747

Oil Search, Ltd.	2,843,830	21,151,709

Ophir Energy PLC (I)	3,489,228	17,438,408

Painted Pony Petroleum, Ltd. (I)	260,100	1,923,649

12	Natural Resources Fund | Annual report	See notes to financial statements

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Painted Pony Petroleum, Ltd., Class A (I)	251,192	$1,857,767

Petroleo Brasileiro SA, ADR (L)	452,618	6,119,395

Peyto Exploration & Development Corp.	594,594	16,229,543

Phillips 66	234,180	13,371,678

Pioneer Natural Resources Company	57,170	10,003,035

Range Resources Corp.	121,163	9,084,802

Reliance Industries, Ltd.	255,786	3,291,813

Reliance Industries, Ltd., GDR (London Exchange) (S)	168	4,219

Repsol SA	171,792	3,984,400

Repsol SA, ADR	122,970	2,859,053

Rosetta Resources, Inc. (I)	267,800	12,460,734

Salamander Energy PLC (I)	2,143,745	4,252,368

Southwestern Energy Company (I)	583,538	22,291,152

Statoil ASA, ADR (L)	288,957	6,342,606

Tullow Oil PLC	617,596	9,647,455

Industrials 2.2%		17,414,860

Commercial Services & Supplies 1.5%

Mineral Resources, Ltd.	1,244,673	12,171,444

Construction & Engineering 0.7%

KBR, Inc.	175,600	5,243,416

Materials 36.6%		293,356,046

Chemicals 8.7%

FMC Corp.	118,611	7,900,679

JSR Corp.	281,500	4,890,097

LyondellBasell Industries NV, Class A	112,521	7,893,348

Mitsui Chemicals, Inc.	3,073,000	8,127,586

Sociedad Quimica y Minera de Chile SA, ADR	673,030	17,438,207

The Mosaic Company	554,157	23,080,639

Construction Materials 1.4%

CRH PLC	184,487	3,916,824

Martin Marietta Materials, Inc.	77,715	7,464,526

Metals & Mining 26.5%

Allegheny Technologies, Inc. (L)	267,292	7,139,369

Anglo American PLC	490,864	11,246,834

Antofagasta PLC	1,277,017	16,920,397

Barrick Gold Corp. (L)	309,728	5,913,444

BHP Billiton PLC	542,568	15,790,560

Compass Minerals International, Inc.	155,250	11,446,583

First Quantum Minerals, Ltd.	1,550,184	25,740,737

Fortescue Metals Group, Ltd. (L)	1,394,502	5,328,904

Glencore Xstrata PLC (I)	1,038,521	4,911,878

Goldcorp, Inc. (New York Exchange) (L)	203,146	5,998,140

Goldcorp, Inc. (Toronto Exchange)	519,470	15,324,365

HudBay Minerals, Inc.	878,800	5,826,444

Iluka Resources, Ltd.	1,449,610	13,728,898

Medusa Mining, Ltd.	2,506,698	5,892,154

Mongolian Mining Corp. (I)(L)	14,432,740	2,929,371

See notes to financial statements	Annual report | Natural Resources Fund	13

		Shares	Value
Metals & Mining (continued)

New Gold, Inc. (I)(L)		1,647,993	$11,107,473

Nippon Steel & Sumitomo Metal Corp.		3,630,750	10,270,023

Rio Tinto PLC		442,500	19,975,677

Turquoise Hill Resources, Ltd. (I)		3,285,994	17,152,889

Utilities 1.7%			13,271,959

Independent Power Producers & Energy Traders 1.7%

Calpine Corp. (I)		686,599	13,271,959

	Yield (%)	Shares	Value

Securities Lending Collateral 5.1%			$41,225,976

(Cost $41,225,501)
John Hancock Collateral Investment Trust (W)	0.1754 (Y)	4,119,426	41,225,976

		Par value	Value

Short-Term Investments 3.8%			$30,556,000

(Cost $30,556,000)

Repurchase Agreement 3.8%			30,556,000
Deutsche Bank Securities Tri-Party Repurchase Agreement dated 8-30-13 at 0.070% to be repurchased at $9,600,075 on 9-3-13, collateralized by
$9,437,555 Federal National Mortgage Association, 4.000% due 5-1-42
(valued at $9,792,000, including interest)		$9,600,000	9,600,000

Repurchase Agreement with State Street Corp. dated 8-30-13 at 0.000% to be repurchased at $20,956,000 on 9-3-13, collateralized by $21,325,000
U.S. Treasury Note, 0.375% due 4-15-15 (valued at $21,376,585,
including interest)		20,956,000	20,956,000

Total investments (Cost $849,095,850)† 104.9%			$840,621,639

Other assets and liabilities, net (4.9%)			($39,498,715)

Total net assets 100.0%			$801,122,924

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-13.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-13.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $860,004,929. Net unrealized depreciation aggregated $19,383,290, of which $57,314,353 related to appreciated investment securities and $76,697,643 related to depreciated investment securities.

14	Natural Resources Fund | Annual report	See notes to financial statements

The fund had the following country composition as a percentage of net assets on 8-31-13:

United States	42.7%
Canada	20.1%
United Kingdom	17.4%
Australia	7.9%
Japan	2.9%
Chile	2.2%
Netherlands	1.0%
Spain	0.9%
Portugal	0.8%
Other Countries	4.1%

Total	100.0%

See notes to financial statements	Annual report | Natural Resources Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $807,870,349) including
$39,529,249 of securities loaned	$799,395,663
Investments in affiliated issuers, at value (Cost $41,225,501)	41,225,976

Total investments, at value (Cost $849,095,850)	840,621,639
Cash	45,810
Receivable for investments sold	11,111
Receivable for fund shares sold	106,166
Dividends and interest receivable	2,160,984
Receivable for securities lending income	16,893
Other receivables and prepaid expenses	23,587

Total assets	842,986,190

Liabilities

Foreign capital gains tax payable	3,415
Payable for investments purchased	312,540
Payable for fund shares repurchased	148,147
Payable upon return of securities loaned	41,228,875
Payable to affiliates
Accounting and legal services fees	9,109
Transfer agent fees	1,787
Trustees’ fees	381
Investment management fees	1,592
Other liabilities and accrued expenses	157,420

Total liabilities	41,863,266

Net assets	$801,122,924

Net assets consist of

Paid-in capital	$970,178,928
Undistributed net investment income	3,501,978
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(164,071,934)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(8,486,048)

Net assets	$801,122,924

16	Natural Resources Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($8,984,906 ÷ 550,061 shares)	$16.33
Class I ($6,811,906 ÷ 416,664 shares)	$16.35
Class R6 ($92,522 ÷ 5,642 shares)	$16.40
Class 1 ($128,449,391 ÷ 7,786,046 shares)	$16.50
Class NAV ($656,784,199 ÷ 40,101,334 shares)	$16.38

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$17.19

1 On single retail sales of less than $50,000. On sale of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Natural Resources Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 8-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$13,407,847
Securities lending	288,473
Interest	16,042
Less foreign taxes withheld	(708,458)

Total investment income	13,003,904

Expenses

Investment management fees	8,009,874
Distribution and service fees	102,349
Accounting and legal services fees	109,232
Transfer agent fees	26,663
Trustees’ fees	10,316
State registration fees	48,760
Printing and postage	5,348
Professional fees	66,829
Custodian fees	421,623
Registration and filing fees	43,610
Other	16,780

Total expenses before reductions and amounts recaptured	8,861,384
Less expense reductions	(212,991)

Total expenses and amounts recaptured	8,648,393

Net investment income	4,355,511

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(17,947,805)
Investments in affiliated issuers	(3,512)
Foreign currency transactions	(74,461)
(18,025,778)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	34,812,535[1]
Investments in affiliated issuers	1,884
Translation of assets and liabilities in foreign currencies	(11,849)
34,802,570
Net realized and unrealized gain	16,776,792

Increase in net assets from operations	$21,132,303

1 Net of $2,325 increase in deferred India foreign withholding taxes.

18	Natural Resources Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	8-31-13	8-31-12

Increase (decrease) in net assets

From operations
Net investment income	$4,355,511	$7,903,551
Net realized loss	(18,025,778)	(139,949,222)
Change in net unrealized appreciation (depreciation)	34,802,570	(13,964,655)

Increase (decrease) in net assets resulting from operations	21,132,303	(146,010,326)

Distributions to shareholders
From net investment income
Class A	(10,340)	(18,537)
Class I	(30,027)	(43,509)
Class R6	(327)	(499)
Class 1	(860,547)	(1,286,562)
Class NAV	(3,833,049)	(5,581,960)
From net realized gain
Class A	—	(1,104,699)
Class I	—	(886,136)
Class R6	—	(10,158)
Class 1	—	(18,492,818)
Class NAV	—	(74,469,142)

Total distributions	(4,734,290)	(101,894,020)

From Fund share transactions	16,625,961	50,535,675

Total increase (decrease)	33,023,974	(197,368,671)

Net assets

Beginning of year	768,098,950	965,467,621

End of year	$801,122,924	$768,098,950

Undistributed net investment income	$3,501,978	$3,604,658

See notes to financial statements	Annual report | Natural Resources Fund	19

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$16.04	$21.13	$18.34	$20.70
Net investment income[2]	0.01	0.06	0.03	0.05
Net realized and unrealized gain (loss) on investments	0.30	(3.04)	2.80	(2.41)
Total from investment operations	0.31	(2.98)	2.83	(2.36)
Less distributions
From net investment income	(0.02)	(0.04)	—	—
From net realized gain	—	(2.07)	(0.04)	—
Total distributions	(0.02)	(2.11)	(0.04)	—
Net asset value, end of period	$16.33	$16.04	$21.13	$18.34
Total return (%)[3,4]	1.92	(14.60)	15.41	(11.40)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$11	$11	$3
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.77	1.82	1.77	1.81[6]
Expenses including reductions and amounts recaptured	1.58	1.60	1.60	1.60[6]
Net investment income	0.03	0.37	0.13	0.41[6]
Portfolio turnover (%)	66	176	85	70[7]

1 The inception date for Class A shares is 1-4-10.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

20	Natural Resources Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$16.06	$21.18	$18.37	$20.70
Net investment income[2]	0.04	0.11	0.12	0.10
Net realized and unrealized gain (loss) on investments	0.30	(3.06)	2.79	(2.43)
Total from investment operations	0.34	(2.95)	2.91	(2.33)
Less distributions
From net investment income	(0.05)	(0.10)	(0.06)	—
From net realized gain	—	(2.07)	(0.04)	—
Total distributions	(0.05)	(2.17)	(0.10)	—
Net asset value, end of period	$16.35	$16.06	$21.18	$18.37
Total return (%)[3]	2.12	(14.39)	15.79	(11.26)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$8	$7	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.40	1.43	1.53	1.54[5]
Expenses including reductions and amounts recaptured	1.38	1.37	1.30	1.30[5]
Net investment income	0.24	0.65	0.54	0.82[5]
Portfolio turnover (%)	66	176	85	70[6]

1 The inception date for Class I shares is 1-4-10.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS R6 SHARES Period ended	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$16.10	$20.40
Net investment income	0.06	0.11
Net realized and unrealized gain (loss) on investments[2]	0.31	(2.24)
Total from investment operations	0.37	(2.13)
Less distributions
From net investment income	(0.07)	(0.10)
From net realized gain	—	(2.07)
Total distributions	(0.07)	(2.17)
Net asset value, end of period	$16.40	$16.10
Total return (%)[3]	2.27	(10.92)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	16.18	24.48[6]
Expenses including reductions and amounts recaptured	1.28	1.30[6]
Net investment income	0.34	0.78[6]
Portfolio turnover (%)	66	176[7]

1 The inception date for Class R6 is 11-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

See notes to financial statements	Annual report | Natural Resources Fund	21

CLASS 1 SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$16.20	$21.35	$18.51	$17.66	$35.15
Net investment income[1]	0.08	0.15	0.12	0.10	0.18
Net realized and unrealized gain (loss) on investments	0.32	(3.09)	2.86	0.87	(11.42)
Total from investment operations	0.40	(2.94)	2.98	0.97	(11.24)
Less distributions
From net investment income	(0.10)	(0.14)	(0.10)	(0.12)	(0.19)
From net realized gain	—	(2.07)	(0.04)	—	(6.06)
Total distributions	(0.10)	(2.21)	(0.14)	(0.12)	(6.25)
Net asset value, end of period	$16.50	$16.20	$21.35	$18.51	$17.66
Total return (%)[2]	2.44	(14.21)	16.02	5.43	(27.25)

Ratios and supplemental data

Net assets, end of period (in millions)	$128	$152	$194	$154	$139
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.13	1.12	1.12	1.11	1.11
Expenses including reductions and
amounts recaptured	1.11	1.11	1.12	1.11	1.11
Net investment income	0.50	0.84	0.54	0.52	1.06
Portfolio turnover (%)	66	176	85	70	22

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

CLASS NAV SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$16.09	$21.21	$18.39	$17.55	$35.01
Net investment income[1]	0.09	0.17	0.14	0.11	0.18
Net realized and unrealized gain (loss) on investments	0.31	(3.06)	2.83	0.86	(11.37)
Total from investment operations	0.40	(2.89)	2.97	0.97	(11.19)
Less distributions
From net investment income	(0.11)	(0.16)	(0.11)	(0.13)	(0.21)
From net realized gain	—	(2.07)	(0.04)	—	(6.06)
Total distributions	(0.11)	(2.23)	(0.15)	(0.13)	(6.27)
Net asset value, end of period	$16.38	$16.09	$21.21	$18.39	$17.55
Total return (%)[2]	2.45	(14.11)	16.07	5.45	(27.20)

Ratios and supplemental data

Net assets, end of period (in millions)	$657	$597	$754	$548	$529
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.08	1.07	1.07	1.06	1.06
Expenses including reductions and amounts recaptured	1.06	1.06	1.07	1.06	1.06
Net investment income	0.57	0.91	0.59	0.58	1.10
Portfolio turnover (%)	66	176	85	70	22

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

22	Natural Resources Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Natural Resources Fund (the fund) is a series of John Hancock Funds II (the Trust) an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,

Annual report | Natural Resources Fund	23

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Energy	$444,796,798	$349,094,263	$95,702,535	—
Industrials	17,414,860	5,243,416	12,171,444	—
Materials	293,356,046	169,426,843	123,929,203	—
Utilities	13,271,959	13,271,959	—	—
Securities Lending
Collateral	41,225,976	41,225,976	—	—
Short-Term Investments	30,556,000	—	30,556,000	—

Total Investments in
Securities	$840,621,639	$578,262,457	$262,359,182	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

24	Natural Resources Fund | Annual report

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios may receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the portfolios is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A

Annual report | Natural Resources Fund	25

commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $200 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the year ended August 31, 2013 were $654. For the year ended August 31, 2013 the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the fund has a capital loss carryforward of $153,766,224 available to offset future net realized capital gains as of August 31, 2013. The following table details the capital loss carryforward available as of August 31, 2013:

NO EXPIRATION DATE
SHORT-TERM	LONG-TERM

$46,417,677	$107,348,547

As of August 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2013 and 2012 was as follows:

	AUGUST 31, 2013	AUGUST 31, 2012

Ordinary Income	$4,734,290	$50,599,238
Long-term Capital Gains	—	$51,294,782

Total	$4,734,290	$101,894,020

26	Natural Resources Fund | Annual report

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2013, the components of distributable earnings on a tax basis consisted of $4,105,370 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.000% of the first $1,000,000,000 of the fund’s aggregate net assets; (b) 0.975% of the fund’s next $1,000,000,000; and (c) 0.950% of the fund’s aggregate net assets in excess of $2,000,000,000. Aggregate net assets include the net assets of the fund and Natural Resources Trust, a series of John Hancock Variable Insurance Trust (JHVIT). The Advisor has subadvisory agreements with Wellington Management Company, LLP and RS Investment Management Co. LLC. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee for certain funds (the Participating Portfolios) of the Trust, John Hancock Funds III, John Hancock Funds and John Hancock Variable Insurance Trust (JHVIT). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion up to $125 billion; 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion up to $150 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

Annual report | Natural Resources Fund	27

Prior to June 1, 2013, the Advisor contractually agreed to waive a portion of its management fee for certain funds (the Participating Portfolios) of the Trust and John Hancock Variable Insurance Trust. The waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeded $75 billion but was less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equaled or exceeded $100 billion. The amount of the reimbursement was calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each fund.

The Advisor has voluntarily agreed to reduce its management fee or other expenses of the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. This expense reduction will continue in effect until terminated by the Advisor, on notice to the fund.

The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for Class A, Class I and Class R6 shares of the fund. This agreement excludes expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.58%, 1.38% and 1.28% for Class A, Class I and Class R6 shares, respectively. The fee waivers and/or reimbursements will continue in effect until at least December 31, 2013, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective June 1, 2013, the Advisor has voluntarily agreed to waive the fund’s management fees by 0.03% of the fund’s average daily net assets. This voluntary waiver may terminate at any time upon notice to the fund.

Accordingly, these expense reductions and waivers amounted to $18,273, $2,509, $14,182, $30,229 and $149,616 for Class A, Class I, Class R6, Class 1 and Class NAV shares, respectively, for the year ended August 31, 2013.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended August 31, 2013, were equivalent to a net annual effective rate of 0.97% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

28	Natural Resources Fund | Annual report

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	DURING THE PERIOD ENDED
AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 1, 2016	AUGUST 31, 2013

$14,013	$39,851	$31,153	$1,818

Amounts recovered by class

CLASS A	CLASS I	CLASS R6

$290	$709	$819

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2013, amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class I pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $23,293 for the year ended August 31, 2013. Of this amount, $3,769 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $18,848 was paid as sales commissions to broker-dealers and $676 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2013, CDSCs received by the Distributor amounted to $34 for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature

Annual report | Natural Resources Fund	29

Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE REGISTRATION	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	FEES	POSTAGE

Class A	$29,725	$17,070	$17,602	$3,184
Class I	—	9,568	18,022	1,781
Class R6	—	25	13,136	383
Class 1	72,624	—	—	—

Total	$102,349	$26,663	$48,760	$5,348

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2013 and 2012 were as follows:

		Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class A shares
Sold	231,547	$3,886,844	374,492	$6,501,020
Distributions reinvested	616	10,215	65,077	1,097,207
Repurchased	(355,430)	(5,973,483)	(287,692)	(4,969,575)

Net increase (decrease)	(123,267)	($2,076,424)	151,877	$2,628,652

Class I shares

Sold	80,878	$1,337,324	475,182	$9,066,242
Distributions reinvested	1,812	30,012	55,162	929,482
Repurchased	(186,559)	(3,127,914)	(319,619)	(5,526,518)

Net increase (decrease)	(103,869)	($1,760,578)	210,725	$4,469,206

Class R6 shares[1]

Sold	742	$12,443	4,902	$100,000
Repurchased	(2)	(40)	—	—

Net increase	740	$12,403	4,902	$100,000

Class 1 shares

Sold	289,762	$4,901,059	777,090	$14,151,248
Distributions reinvested	51,592	860,547	1,165,550	19,779,380
Repurchased	(1,916,133)	(32,189,678)	(1,653,300)	(28,830,728)

Net increase (decrease)	(1,574,779)	($26,428,072)	289,340	$5,099,900

Class NAV shares

Sold	6,329,366	$103,151,745	9,056,276	$157,080,062
Distributions reinvested	231,604	3,833,049	4,753,628	80,051,102
Repurchased	(3,585,742)	(60,106,162)	(12,244,303)	(198,893,247)

Net increase	2,975,228	$46,878,632	1,565,601	$38,237,917

Total net increase	1,174,053	$16,625,961	2,222,445	$50,535,675

1 The inception date for Class R6 shares is 11-1-11.

30	Natural Resources Fund | Annual report

Affiliates of the fund owned 86%, 100% and 100% of shares of beneficial interest of Class R6, Class NAV and Class I, respectively, on August 31, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $528,479,952 and $504,745,195, respectively, for the year ended August.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, affiliated fund investments may represent a significant portion of the fund’s net assets. At August 31, 2013, funds within the John Hancock funds complex held 80.9% of the fund. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

Lifestyle Balanced Portfolio	23.8%
Lifestyle Growth Portfolio	23.4%
Lifestyle Aggressive Portfolio	10.5%
Lifestyle Moderate Portfolio	5.8%

Annual report | Natural Resources Fund	31

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and the Shareholders of
John Hancock Natural Resources Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Natural Resources Fund (the “Fund”) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 25, 2013

32	Natural Resources Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2013.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $8,572,940. The fund intends to pass through foreign tax credits of $490,466.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Natural Resources Fund	33

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreements (the Subadvisory Agreements) with RS Investment Management Co. LLC and Wellington Management Company, LLP (the Subadvisors) for John Hancock Natural Resources Fund (the fund). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the Subadvisors with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisors, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and each Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisors with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

34	Natural Resources Fund | Annual report

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

Annual report | Natural Resources Fund	35

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and peer group average for the one-, three-, and five-year periods ended December 31, 2012.

The Board noted that the fund’s performance is being closely monitored. The Board took into account the addition of a second subadvisor in July 2012 and the favorable relative performance since the change. The Board also took into account management’s discussion of the fund’s performance and potential options with respect to the fund’s investment strategy.

The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees and total expenses for this fund are higher than the peer group medians. The Board took into account management’s discussion of the fund’s expenses. The Board also noted that the Advisor had agreed to implement a three (3) basis point voluntary advisory fee waiver effective June 1, 2013.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board also noted that the Advisor pays the subadvisory fees of the fund, and that such fees are negotiated at arm’s length with respect to each Subadvisor. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisors’ services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

36	Natural Resources Fund | Annual report

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fees for the fund are paid by the and are negotiated at arm’s length; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

Annual report | Natural Resources Fund	37

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that certain breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds;

(3) the subadvisory fees for the fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and the Subadvisors.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisors, the Board received information provided to the Board by each Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisors and their operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

38	Natural Resources Fund | Annual report

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreements with the Subadvisors, which are not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to each Subadvisor) of any material relationships with respect to the Subadvisors, which includes arrangements in which the Subadvisors or their affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate account, and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that each Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fees to the Subadvisors. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the fund to fees charged by the fund’s Subadvisors to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor’s focus on the Subadvisors’ performance. The Board also noted the Subadvisors’ long-term performance records for similar accounts, as applicable.

Annual report | Natural Resources Fund	39

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1) Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund is being monitored and reasonably addressed;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Certain subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.

40	Natural Resources Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since
2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham,[3] Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009).

Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance Trust (since
2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

Annual report | Natural Resources Fund	41

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson,[3] Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since
2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky,[3] Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds; Trustee and
Vice Chairperson of the Board, John Hancock retail funds, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

42	Natural Resources Fund | Annual report

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo,[3] Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees4

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	230

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010).

Trustee, John Hancock retail funds (2005–2010 and since 2012), Trustee, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[3] Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[3] Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2012).

Annual report | Natural Resources Fund	43

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice
President, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions).

44	Natural Resources Fund | Annual report

John Hancock retail funds is composed of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Became a Trustee of the Trust effective December 1, 2012.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

Annual report | Natural Resources Fund	45

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisors
Craig Bromley†	Wellington Management Company, LLP
Peter S. Burgess*	RS Investment Management Co. LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President	Independent registered
public accounting firm
Thomas M. Kinzler	PricewaterhouseCoopers LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

46	Natural Resources Fund | Annual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Natural Resources Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	354A 8/13
MF159382	10/13

John Hancock
Strategic Income Opportunities Fund

Annual Report
8.31.13

A look at performance

Total returns for the period ended August 31, 2013

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge				subsidized	unsubsidized[1]

	1-year	5-year	10-year	Since inception [2]	1-year	5-year	10-year	Since inception [2]	as of 8-31-13	as of 8-31-13

Class A3	–1.36	7.98	—	6.37	–1.36	46.80	—	57.39	3.61	3.61

Class C3	1.58	8.01	—	5.92	1.58	46.99	—	52.51	3.07	3.07

Class I3,4	3.65	9.47	—	7.63	3.65	57.19	—	71.63	4.16	4.15

Class R2[3,4]	3.34	9.29	—	7.47	3.34	55.91	—	69.68	3.73	3.56

Class R6[3,4]	3.65	9.52	—	7.69	3.65	57.60	—	72.28	4.10	1.18

Class NAV[4]	3.77	9.59	—	7.73	3.77	58.09	—	72.79	4.26	4.25

Index†	–2.47	4.93	—	5.31	–2.47	27.19	—	46.25	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Sales charges are not applicable to Class I, Class NAV, Class R2, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for Class A, Class C, Class R2, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2*	Class R6	Class NAV
Net (%)	1.19	1.89	0.88	1.24	0.85	0.75
Gross (%)	1.28	1.98	0.88	1.70	18.35	0.75

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

6	Strategic Income Opportunities Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class C3,5	4-28-06	$15,251	$15,251	$14,625

Class I3,4	4-28-06	17,163	17,163	14,625

Class R2[3,4]	4-28-06	16,968	16,968	14,625

Class R6[3,4]	4-28-06	17,228	17,228	14,625

Class NAV	4-28-06	17,279	17,279	14,625

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issue.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.
2 From 4-28-06.
3 Class A, Class C, and Class I shares were first offered on 1-4-10; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class C, Class I, Class R6, and Class R2 shares, as applicable.
4 For certain types of investors, as described in the fund’s prospectuses.
5 The contingent deferred sales charge is not applicable.

Annual report | Strategic Income Opportunities Fund	7

Management’s discussion of

Fund performance

John Hancock Asset Management a division of
Manulife Asset Management (US) LLC

Effective July 1, 2013, John Iles retired from the fund’s portfolio management team. The fund will continue to be managed by veteran managers Daniel S. Janis, III and Thomas C. Goggins.

Global bond market performance was mixed over the past year, with developed market government bonds and AAA-rated debt significantly underperforming more credit-sensitive sectors of the market. Macroeconomic concerns dominated headlines during the past year, especially with regard to the so-called fiscal cliff and later, tapering comments from U.S. Federal Reserve Chairman Ben Bernanke. Against this backdrop, the U.S. economy made slow but steady gains as interest rates climbed higher, while developed Europe and Japan continued to make progress toward fiscal reform. For the year ended August 31, 2013, John Hancock Strategic Income Opportunities Fund’s Class A shares posted a total return of 3.29%, excluding sales charges. By comparison, the fund’s benchmark, the Barclays U.S. Aggregate Bond Index, declined 2.47%, and the fund’s peer group, the Morningstar, Inc. multisector bond fund category, posted an average gain of 2.30%.†

Our decision to continue to avoid U.S. Treasuries and limit the fund’s interest-rate risk was one of the primary contributors to the fund’s outperformance versus its benchmark index. Meanwhile, high-yield bonds and floating-rate notes posted solid gains during the period amid strong demand, and the fund’s sizable position—approximately one-third of the fund as of period end—benefited performance. Regarding credit quality, the fund’s position in below-investment-grade CCC-rated corporate debt, which was among the best-performing credit tiers within the corporate debt market, also aided results. On the global front, performance was more mixed. The fund’s exposure to emerging-market debt had a muted effect on performance overall, with strong gains from its position in Philippines sovereign debt and declines in its position in Brazil. In developed markets, our tactical allocation to Irish debt was one of the top contributors to performance. The fund’s currency positioning, meanwhile, was a slight detractor from performance overall. Exposure to emerging-market currencies detracted from returns, while the fund’s short position in the Japanese yen helped results.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Strategic Income Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1]

Class A	$1,000.00	$977.00	$5.83

Class C	1,000.00	973.50	9.30

Class I	1,000.00	978.70	4.09

Class R2	1,000.00	977.70	6.08

Class R6	1,000.00	978.70	4.14

Class NAV	1,000.00	980.20	3.49

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Strategic Income Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1]

Class A	$1,000.00	$1,019.30	$5.95

Class C	1,000.00	1,015.80	9.50

Class I	1,000.00	1,021.10	4.18

Class R2	1,000.00	1,019.10	6.21

Class R6	1,000.00	1,021.00	4.23

Class NAV	1,000.00	1,021.70	3.57

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.17%, 1.87%, 0.82%, 1.22%, 0.83%, and 0.70% for Class A, Class C, Class I, Class R2, Class R6, and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Strategic Income Opportunities Fund | Annual report

Portfolio summary

Portfolio Composition[1,2]

Corporate Bonds	43.4%	Common Stocks	1.2%

Foreign Government Obligations	21.8%	Asset-Backed Securities	1.1%

Term Loans	9.8%	U.S. Government Agency Collateralized
		Mortgage Obligations	0.6%
Preferred Securities	7.1%
		Purchased Options	0.3%
Collateralized Mortgage Obligations	5.3%
		Investment Companies	0.1%
Convertible Bonds	2.6%
		Net Other Assets & Liabilities	4.2%
Capital Preferred Securities	2.5%

Quality Composition[1,2,3]

U.S. Government Agency Collateralized		BB	15.4%
Mortgage Obligations	0.6%
		B	24.8%
AAA	12.5%
		CCC	5.5%
AA	5.9%
		Not Rated	1.7%
A	5.0%
		Equities	8.7%
BBB	15.7%
		Net Other Assets & Liabilities	4.2%

Top 10 Countries[1,2]

United States	64.1%	South Korea	2.3%

Canada	3.4%	Philippines	2.1%

Australia	2.8%	Malaysia	2.0%

Singapore	2.8%	Sweden	1.9%

New Zealand	2.6%	Brazil	1.8%

1 As a percentage of net assets on 8-31-13.

2 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund’s investments. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectuses.

3 Ratings are from Moody’s Investors Service, Inc. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All are as of 8-31-13 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Strategic Income Opportunities Fund	11

Fund’s investments

As of 8-31-13

		Maturity
	Rate (%)	date	Par value^	Value
Corporate Bonds 43.4%			$1,755,182,325

(Cost $1,779,428,641)

Consumer Discretionary 9.6%			389,773,451

Auto Components 0.9%

American Axle & Manufacturing, Inc.	6.625	10-15-22	11,250,000	11,503,125

Lear Corp.	8.125	03-15-20	3,222,000	3,520,035

Tenneco, Inc.	6.875	12-15-20	2,745,000	2,944,013

The Goodyear Tire & Rubber Company	7.000	05-15-22	17,690,000	18,065,913

The Goodyear Tire & Rubber Company	8.750	08-15-20	1,905,000	2,181,225

Automobiles 1.4%

Chrysler Group LLC	8.250	06-15-21	1,605,000	1,761,488

Ford Motor Company	4.750	01-15-43	17,080,000	15,025,037

Ford Motor Company	6.625	10-01-28	6,849,000	7,572,871

Ford Motor Company	7.450	07-16-31	3,509,000	4,214,200

Ford Motor Credit Company LLC	4.250	02-03-17	6,080,000	6,371,335

General Motors Financial Company, Inc. (S)	3.250	05-15-18	4,915,000	4,718,400

General Motors Financial Company, Inc. (S)	4.250	05-15-23	16,525,000	14,872,500

Distributors 0.1%

Svensk Exportkredit AB	7.625	06-30-14	NZD 6,175,000	4,941,107

Hotels, Restaurants & Leisure 0.7%

Arcos Dorados Holdings, Inc. (S)	10.250	07-13-16	BRL 7,730,000	3,142,606

Landry’s, Inc. (S)	9.375	05-01-20	7,400,000	7,890,250

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	424,000	415,520

MGM Resorts International	8.625	02-01-19	2,940,000	3,300,150

Waterford Gaming LLC (S)	8.625	09-15-14	1,212,986	451,797

Wok Acquisition Corp. (S)	10.250	06-30-20	11,825,000	13,125,750

Household Durables 0.4%

Beazer Homes USA, Inc.	6.625	04-15-18	1,480,000	1,559,550

Beazer Homes USA, Inc.	7.250	02-01-23	1,170,000	1,181,700

Beazer Homes USA, Inc.	8.125	06-15-16	4,180,000	4,556,200

Beazer Homes USA, Inc.	9.125	06-15-18	330,000	348,150

Beazer Homes USA, Inc.	9.125	05-15-19	1,575,000	1,665,563

Meritage Homes Corp.	7.000	04-01-22	2,545,000	2,723,150

Standard Pacific Corp.	8.375	05-15-18	2,020,000	2,282,600

Standard Pacific Corp.	8.375	01-15-21	1,385,000	1,551,200

Internet & Catalog Retail 0.2%

QVC, Inc.	5.950	03-15-43	9,195,000	8,164,535

12	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Media 4.8%

AMC Entertainment, Inc.	8.750	06-01-19	12,570,000	$13,512,750

AMC Entertainment, Inc.	9.750	12-01-20	9,074,000	10,367,045

Cablevision Systems Corp.	8.000	04-15-20	9,565,000	10,593,238

Cablevision Systems Corp.	8.625	09-15-17	3,325,000	3,782,188

CCO Holdings LLC	5.750	01-15-24	13,432,000	12,458,180

CCO Holdings LLC	7.000	01-15-19	12,715,000	13,446,113

Cinemark USA, Inc.	4.875	06-01-23	11,565,000	10,639,800

Cinemark USA, Inc.	7.375	06-15-21	3,200,000	3,448,000

Clear Channel Communications, Inc.	9.000	03-01-21	1,690,000	1,605,500

Clear Channel Communications, Inc., PIK (S)	14.000	02-01-21	16,679,414	13,593,722

DISH DBS Corp.	4.625	07-15-17	1,405,000	1,422,563

DISH DBS Corp.	5.000	03-15-23	8,950,000	8,256,375

DISH DBS Corp.	7.875	09-01-19	19,105,000	21,540,888

Gray Television, Inc.	7.500	10-01-20	1,250,000	1,318,750

Grupo Televisa SAB	7.250	05-14-43	MXN 57,630,000	3,550,234

Lamar Media Corp.	5.000	05-01-23	4,985,000	4,623,588

Quebecor Media, Inc.	7.375	01-15-21	CAD 985,000	998,279

Regal Entertainment Group	9.125	08-15-18	889,000	971,233

Shaw Communications, Inc.	5.500	12-07-20	CAD 1,580,000	1,636,402

Shaw Communications, Inc.	5.700	03-02-17	CAD 610,000	632,685

Shaw Communications, Inc.	6.500	06-02-14	CAD 1,225,000	1,199,181

Sirius XM Radio, Inc. (S)	4.625	05-15-23	8,870,000	7,827,775

Sirius XM Radio, Inc. (S)	5.250	08-15-22	2,975,000	2,759,313

Univision Communications, Inc. (S)	6.750	09-15-22	10,075,000	10,452,813

Videotron, Ltd.	7.125	01-15-20	CAD 290,000	293,910

Videotron, Ltd. (S)	7.125	01-15-20	CAD 1,780,000	1,804,081

Virgin Media Secured Finance PLC	5.250	01-15-21	1,260,000	1,220,052

WMG Acquisition Corp.	11.500	10-01-18	13,580,000	15,650,950

XM Satellite Radio, Inc. (S)	7.625	11-01-18	14,415,000	15,676,313

Multiline Retail 0.4%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	4,429,000	5,014,616

SACI Falabella (S)	3.750	04-30-23	7,050,000	6,092,716

SACI Falabella (S)	6.500	04-30-23	CLP 2,214,020,000	4,146,721

Specialty Retail 0.5%

Automotores Gildemeister SA (S)	6.750	01-15-23	1,410,000	1,001,100

Automotores Gildemeister SA (S)	8.250	05-24-21	6,505,000	5,073,900

New Look Bondco I PLC (S)	8.375	05-14-18	5,075,000	5,024,250

New Look Bondco I PLC (S)	8.750	05-14-18	GBP 4,430,000	6,886,894

Toys R Us Property Company II LLC	8.500	12-01-17	1,285,000	1,352,463

Textiles, Apparel & Luxury Goods 0.2%

Burlington Coat Factory Warehouse Corp.	10.000	02-15-19	5,380,000	5,998,700

PVH Corp.	7.375	05-15-20	3,565,000	3,850,200

Consumer Staples 2.5%				99,718,535

Beverages 0.2%

Anheuser-Busch InBev Worldwide, Inc.	9.750	11-17-15	BRL 7,218,000	2,994,958

Constellation Brands, Inc.	3.750	05-01-21	300,000	277,500

Corporacion Lindley SA (S)	6.750	11-23-21	2,745,000	2,923,425

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Commercial Services & Supplies 0.1%

ARAMARK Corp. (S)	5.750	03-15-20	2,355,000	$2,402,100

Food & Staples Retailing 0.7%

Hawk Acquisition Sub, Inc. (S)	4.250	10-15-20	14,475,000	13,678,875

Rite Aid Corp.	9.250	03-15-20	10,990,000	12,432,438

Sun Merger Sub, Inc. (S)	5.875	08-01-21	4,215,000	4,204,463

Food Products 0.6%

B&G Foods, Inc.	4.625	06-01-21	15,130,000	14,051,988

Corporacion Pesquera Inca SAC (S)	9.000	02-10-17	2,310,000	2,310,000

Marfrig Holding Europe BV (S)	8.375	05-09-18	1,459,000	1,331,338

Simmons Foods, Inc. (S)	10.500	11-01-17	4,640,000	4,930,000

TreeHouse Foods, Inc.	7.750	03-01-18	2,005,000	2,125,300

Household Products 0.4%

Harbinger Group, Inc. (S)	7.875	07-15-19	17,020,000	17,573,150

Tobacco 0.5%

Alliance One International, Inc. (S)	9.875	07-15-21	20,200,000	18,483,000

Energy 4.0%			162,877,343

Energy Equipment & Services 0.6%

Calfrac Holdings LP (S)	7.500	12-01-20	3,830,000	3,858,725

Exterran Partners LP (S)	6.000	04-01-21	4,770,000	4,626,900

Inkia Energy, Ltd. (S)	8.375	04-04-21	6,790,000	7,233,387

PHI, Inc.	8.625	10-15-18	4,128,000	4,360,200

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	1,575,000	1,665,563

Weatherford International, Ltd.	9.625	03-01-19	800,000	1,005,084

Gas Utilities 0.2%

DCP Midstream LLC (5.850% to 5-21-23, then
3 month LIBOR + 3.850%) (S)	5.850	05-21-43	8,870,000	8,226,925

Oil, Gas & Consumable Fuels 3.2%

Arch Coal, Inc.	7.000	06-15-19	2,640,000	2,112,000

Arch Coal, Inc.	7.250	06-15-21	8,620,000	6,658,950

Bill Barrett Corp.	7.000	10-15-22	7,170,000	6,954,900

Carrizo Oil & Gas, Inc.	7.500	09-15-20	2,990,000	3,154,450

CNOOC Finance 2013, Ltd.	3.000	05-09-23	9,705,000	8,601,871

EP Energy LLC	7.750	09-01-22	5,640,000	6,034,800

EP Energy LLC	9.375	05-01-20	18,148,000	19,962,800

EPL Oil & Gas, Inc.	8.250	02-15-18	1,325,000	1,394,563

Halcon Resources Corp.	8.875	05-15-21	4,765,000	4,776,913

MarkWest Energy Partners LP	6.500	08-15-21	1,355,000	1,439,688

Niska Gas Storage US LLC	8.875	03-15-18	3,905,000	4,070,963

Pertamina Persero PT (S)	5.250	05-23-21	2,410,000	2,169,000

Pertamina Persero PT (S)	6.500	05-27-41	1,730,000	1,435,900

Petrobras Global Finance BV	4.375	05-20-23	16,465,000	14,374,571

Petrobras International Finance Company	5.375	01-27-21	3,940,000	3,840,578

Petroleos Mexicanos	6.000	03-05-20	2,120,000	2,332,000

RDS Ultra-Deepwater, Ltd. (S)	11.875	03-15-17	5,340,000	5,927,400

Sabine Pass Liquefaction LLC (S)	5.625	02-01-21	2,405,000	2,296,775

Sabine Pass Liquefaction LLC (S)	5.625	04-15-23	11,600,000	10,759,000

Samson Investment Company (S)	10.250	02-15-20	7,700,000	8,046,500

14	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Oil, Gas & Consumable Fuels (continued)

SandRidge Energy, Inc.	7.500	02-15-23	6,725,000	$6,506,438

SM Energy Company (S)	5.000	01-15-24	8,585,000	7,962,588

Valero Energy Corp.	6.125	02-01-20	485,000	554,529

Williams Partners LP	7.250	02-01-17	460,000	533,382

Financials 14.1%			569,003,703

Capital Markets 0.2%

Hongkong Land Treasury Services (Singapore)
Pte, Ltd.	3.860	12-29-17	SGD 2,500,000	2,052,203

Temasek Financial I, Ltd.	3.265	02-19-20	SGD 5,250,000	4,268,469

Commercial Banks 3.2%

ANZ National International, Ltd.	2.950	07-27-15	SGD 2,750,000	2,205,150

Asian Development Bank	3.250	07-20-17	NZD 11,400,000	8,472,984

Banco Safra SA (S)	10.250	08-08-16	BRL 3,326,000	1,296,414

Banco Votorantim SA (S)	6.250	05-16-16	BRL 7,675,000	3,610,800

Bancolombia SA	5.950	06-03-21	4,695,000	4,759,556

BBVA Bancomer SA (S)	6.500	03-10-21	3,995,000	4,044,938

DBS Bank, Ltd. (S)	6.890	12-23-13	IDR 86,000,000,000	7,605,330

Fifth Third Bancorp (5.100% to 6-30-23,
then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	14,545,000	13,090,500

First Niagara Financial Group, Inc.	7.250	12-15-21	13,890,000	15,926,593

First Tennessee Bank NA	5.050	01-15-15	508,000	528,775

International Finance Corp.	3.875	02-26-18	NZD 12,705,000	9,560,905

National Australia Bank, Ltd.	6.000	02-15-17	AUD 5,795,000	5,495,603

Northgroup Preferred Capital Corp. (Q)(S)	6.378	10-15-17	8,080,000	8,120,400

PNC Financial Services Group, Inc. (P)(Q)	4.483	11-04-13	4,140,000	4,129,650

Regions Bank	6.450	06-26-37	1,250,000	1,297,705

Regions Financial Corp.	7.375	12-10-37	3,970,000	4,269,481

Synovus Financial Corp.	5.125	06-15-17	10,730,000	10,890,950

Synovus Financial Corp.	7.875	02-15-19	4,515,000	5,147,100

The Royal Bank of Scotland PLC (P)	1.927	03-31-14	SGD 7,500,000	5,824,630

United Community Banks, Inc. (S)	7.500	09-30-15	2,075,000	2,085,375

Westpac Banking Corp.	7.250	02-11-20	AUD 5,300,000	5,316,911

Zions Bancorporation (5.800% to 6-15-23,
then 3 month LIBOR + 3.800%) (Q)	5.800	06-15-23	8,290,000	7,295,200

Diversified Financial Services 7.4%

Banco Continental SA (7.375% to 10-7-20,
then 3 month LIBOR + 6.802%) (S)	7.375	10-07-40	1,625,000	1,748,514

Banco Santander Brasil SA (S)	8.000	03-18-16	BRL 7,060,000	2,663,090

Citigroup, Inc.	6.250	06-29-17	NZD 8,565,000	6,835,666

Citigroup, Inc. (5.900% to 2-15-23,
then 3 month LIBOR + 4.230%) (Q)	5.900	02-15-23	12,670,000	11,973,150

Citigroup, Inc. (5.950% to 1-30-23,
then 3 month LIBOR + 4.069%) (Q)	5.950	01-30-23	12,410,000	11,789,500

Corporacion Andina de Fomento	3.750	01-15-16	2,210,000	2,302,997

EUROFIMA	6.000	01-28-14	AUD 8,090,000	7,290,139

European Investment Bank	4.250	02-04-15	NOK 70,100,000	11,819,883

European Investment Bank	5.375	05-20-14	AUD 13,665,000	12,388,639

European Investment Bank (S)	6.000	01-25-16	BRL 12,000,000	4,631,111

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
Diversified Financial Services (continued)

European Investment Bank	6.500	09-10-14	NZD 3,920,000	$3,125,461

Forethought Financial Group, Inc. (S)	8.625	04-15-21	3,000,000	3,283,812

General Electric Capital Australia Funding
Pty, Ltd.	6.750	02-18-14	AUD 2,200,000	1,989,832

General Electric Capital Australia Funding
Pty, Ltd.	7.000	10-08-15	AUD 5,300,000	5,034,357

General Electric Capital Corp.	4.250	01-17-18	NZD 5,515,000	4,143,798

General Electric Capital Corp.	4.875	04-05-16	SEK 41,000,000	6,548,209

General Electric Capital Corp. (7.125% until
6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22	12,650,000	13,915,000

General Electric Capital Corp., Series A	7.625	12-10-14	NZD 14,055,000	11,354,694

Gruposura Finance (S)	5.700	05-18-21	3,775,000	3,775,000

ING US, Inc. (P)	5.650	05-15-53	17,130,000	15,792,198

Inter-American Development Bank	4.750	01-10-14	INR 121,300,000	1,777,182

Inter-American Development Bank	5.375	05-27-14	AUD 12,537,000	11,375,014

Intercorp Retail Trust (S)	8.875	11-14-18	3,010,000	3,231,988

International Bank for Reconstruction
& Development	2.125	05-29-17	NOK 31,200,000	5,073,081

International Bank for Reconstruction
& Development	4.500	08-16-16	NZD 16,555,000	12,886,764

International Bank for Reconstruction
& Development	5.375	12-15-14	NZD 7,930,000	6,289,294

iPayment, Inc.	10.250	05-15-18	1,655,000	1,232,975

Jefferies Group LLC	6.500	01-20-43	4,430,000	4,436,437

JPMorgan Chase & Company	4.250	11-02-18	NZD 11,405,000	8,319,682

JPMorgan Chase & Company (5.150% to
5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150	05-01-23	33,260,000	29,268,800

KFW	4.000	12-15-14	NOK 39,250,000	6,578,256

KFW	5.750	05-13-15	AUD 15,350,000	14,322,857

KFW	6.000	01-19-16	AUD 10,200,000	9,684,277

KFW	6.000	08-20-20	AUD 18,700,000	18,147,538

Merrill Lynch & Company, Inc. (P)	1.033	09-15-26	26,395,000	22,035,866

Moody’s Corp.	4.500	09-01-22	985,000	972,219

SPL Logistics Escrow LLC (S)	8.875	08-01-20	2,415,000	2,535,750

Insurance 2.3%

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	32,505,000	38,112,113

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR + 2.125%) (S)	6.505	02-12-67	10,265,000	9,649,100

MetLife, Inc.	6.400	12-15-36	5,295,000	5,321,475

Prudential Financial, Inc. (5.875% to 9/1/22,
then 3 month LIBOR + 4.175%)	5.875	09-15-42	5,225,000	5,094,375

Symetra Financial Corp. (8.300% to 10-15-17,
then 3 month LIBOR + 4.177%) (S)	8.300	10-15-37	1,095,000	1,130,588

The Allstate Corp. (P)	6.125	05-15-37	19,960,000	20,858,200

The Allstate Corp. (6.500% to 5-15-37,
then 3 month LIBOR + 2.120%)	6.500	05-15-57	605,000	641,300

XL Group PLC, Series E (6.500% to 4-15-17,
then 3 month LIBOR + 2.458%) (Q)	6.500	04-15-17	12,643,000	12,232,103

16	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Real Estate Investment Trusts 0.3%

Corrections Corp. of America	4.125	04-01-20	7,610,000	$7,153,400

DDR Corp.	4.625	07-15-22	375,000	375,429

Host Hotels & Resorts LP	5.250	03-15-22	4,580,000	4,704,356

Real Estate Management & Development 0.4%

CapitaMalls Asia Treasury, Ltd.	3.950	08-24-17	SGD 7,750,000	6,294,129

Country Garden Holdings Company, Ltd. (S)	11.125	02-23-18	1,190,000	1,317,330

Realogy Corp. (S)	7.625	01-15-20	585,000	655,200

Realogy Corp. (S)	7.875	02-15-19	3,055,000	3,322,313

Yanlord Land Group, Ltd. (S)	10.625	03-29-18	2,940,000	3,145,800

Thrifts & Mortgage Finance 0.3%

Nationstar Mortgage LLC	7.875	10-01-20	1,920,000	2,025,600

Nationstar Mortgage LLC	9.625	05-01-19	8,127,000	9,102,240

Health Care 2.9%			117,931,358

Biotechnology 0.0%

Grifols, Inc.	8.250	02-01-18	1,390,000	1,504,675

Health Care Equipment & Supplies 0.3%

Alere, Inc. (S)	6.500	06-15-20	3,215,000	3,206,963

Alere, Inc.	8.625	10-01-18	8,293,000	8,925,341

Health Care Providers & Services 2.2%

Community Health Systems, Inc.	7.125	07-15-20	2,170,000	2,191,700

Community Health Systems, Inc.	8.000	11-15-19	6,305,000	6,620,250

Envision Healthcare Corp.	8.125	06-01-19	650,000	702,813

ExamWorks Group, Inc.	9.000	07-15-19	8,165,000	8,797,788

HCA Holdings, Inc.	6.250	02-15-21	15,228,000	15,266,070

HCA, Inc.	7.500	02-15-22	13,685,000	14,882,438

HCA, Inc.	8.000	10-01-18	1,600,000	1,804,000

HCA, Inc.	8.500	04-15-19	4,475,000	4,833,000

National Mentor Holdings, Inc. (S)	12.500	02-15-18	7,070,000	7,564,900

Tenet Healthcare Corp. (S)	4.375	10-01-21	17,886,000	16,231,545

Vanguard Health Holding Company II LLC	7.750	02-01-19	9,259,000	9,907,130

Pharmaceuticals 0.4%

AbbVie, Inc.	4.400	11-06-42	4,540,000	4,217,170

Endo Health Solutions, Inc.	7.250	01-15-22	3,550,000	3,629,875

Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20	240,000	252,000

VPII Escrow Corp. (S)	7.500	07-15-21	6,910,000	7,393,700

Industrials 2.4%				95,756,963

Aerospace & Defense 0.5%

Bombardier, Inc. (S)	7.750	03-15-20	9,745,000	10,877,856

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	10,025,000	10,827,000

Airlines 0.5%

Delta Air Lines 2002-1 Class G-1 Pass
Through Trust	6.718	01-02-23	1,382,833	1,507,288

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	1,685,238	1,904,319

TAM Capital 3, Inc. (S)	8.375	06-03-21	5,875,000	5,698,750

TAM Capital, Inc.	7.375	04-25-17	1,690,000	1,702,776

UAL 2009-1 Pass Through Trust	10.400	11-01-16	613,575	688,002

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	17

		Maturity
	Rate (%)	date	Par value^	Value
Airlines (continued)

UAL 2009-2A Pass Through Trust	9.750	01-15-17	1,029,715	$1,171,301

US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	2,036,325	2,127,959

US Airways 2012-1 Class B Pass Through Trust	8.000	10-01-19	6,095,602	6,583,250

Building Products 0.2%

Nortek, Inc.	8.500	04-15-21	1,740,000	1,883,550

Nortek, Inc.	10.000	12-01-18	4,160,000	4,555,200

Voto-Votorantim Overseas Trading Operations
NV (S)	6.625	09-25-19	330,000	352,440

Commercial Services & Supplies 0.3%

Covanta Holding Corp.	7.250	12-01-20	6,905,000	7,372,828

Garda World Security Corp. (S)	9.750	03-15-17	3,640,000	3,876,600

Iron Mountain, Inc.	5.750	08-15-24	370,000	333,925

Construction & Engineering 0.2%

Empresas ICA SAB de CV (S)	8.375	07-24-17	2,010,000	1,929,600

Tutor Perini Corp.	7.625	11-01-18	4,425,000	4,624,125

Electrical Equipment 0.2%

Coleman Cable, Inc.	9.000	02-15-18	2,550,000	2,709,375

WPE International Cooperatief UA (S)	10.375	09-30-20	6,015,000	3,669,150

Industrial Conglomerates 0.4%

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	4,480,000	3,897,600

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	8,405,000	7,942,725

Smiths Group PLC (S)	7.200	05-15-19	190,000	220,417

Tenedora Nemak SA de CV (S)	5.500	02-28-23	3,130,000	2,926,550

Machinery 0.0%

Volvo Treasury AB (S)	5.950	04-01-15	1,215,000	1,301,102

Marine 0.1%

Navios Maritime Holdings, Inc.	8.125	02-15-19	2,740,000	2,644,100

Navios South American Logistics, Inc.	9.250	04-15-19	1,120,000	1,209,600

Trading Companies & Distributors 0.0%

Aircastle, Ltd.	6.750	04-15-17	555,000	588,300

Aircastle, Ltd.	7.625	04-15-20	570,000	631,275

Information Technology 0.5%				20,420,476

Communications Equipment 0.0%

Hughes Satellite Systems Corp.	7.625	06-15-21	475,000	509,438

Computers & Peripherals 0.1%

Seagate HDD Cayman	7.000	11-01-21	4,925,000	5,331,313

Internet Software & Services 0.1%

j2 Global, Inc.	8.000	08-01-20	1,790,000	1,928,725

Zayo Group LLC	8.125	01-01-20	2,575,000	2,793,875

IT Services 0.2%

Brightstar Corp. (S)	9.500	12-01-16	6,265,000	6,546,925

Software 0.1%

First Data Corp. (S)	8.875	08-15-20	3,065,000	3,310,200

18	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Materials 4.0%			$161,470,487

Chemicals 0.6%

Hexion US Finance Corp.	8.875	02-01-18	14,270,000	14,591,075

PetroLogistics LP (S)	6.250	04-01-20	1,325,000	1,281,938

TPC Group, Inc. (S)	8.750	12-15-20	8,650,000	8,823,000

Construction Materials 0.3%

Cemex Finance LLC (S)	9.375	10-12-22	2,720,000	2,849,200

China Shanshui Cement Group, Ltd. (S)	8.500	05-25-16	2,505,000	2,479,950

Votorantim Cimentos SA (S)	7.250	04-05-41	7,010,000	6,309,000

Vulcan Materials Company	7.500	06-15-21	1,215,000	1,352,040

Containers & Packaging 1.2%

AEP Industries, Inc.	8.250	04-15-19	3,905,000	4,178,350

Ardagh Packaging Finance PLC (S)	7.000	11-15-20	851,000	827,598

Ardagh Packaging Finance PLC (S)	7.375	10-15-17	9,385,000	10,018,488

Ball Corp.	4.000	11-15-23	13,735,000	12,258,488

Ball Corp.	6.750	09-15-20	12,080,000	13,046,400

Cascades, Inc.	7.875	01-15-20	745,000	784,113

Owens-Brockway Glass Container, Inc.	7.375	05-15-16	4,700,000	5,275,750

Sealed Air Corp. (S)	6.500	12-01-20	2,400,000	2,544,000

Metals & Mining 1.6%

APERAM (S)	7.750	04-01-18	1,690,000	1,626,625

ArcelorMittal	7.250	03-01-41	9,040,000	8,113,400

CSN Islands XI Corp. (S)	6.875	09-21-19	510,000	503,625

CSN Islands XII Corp. (Q)(S)	7.000	09-23-15	2,375,000	1,876,250

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	4,068,000	3,813,750

FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22	13,165,000	13,033,350

HudBay Minerals, Inc.	9.500	10-01-20	10,125,000	10,099,688

Inmet Mining Corp. (S)	8.750	06-01-20	4,104,000	4,288,680

Metinvest BV (S)	8.750	02-14-18	4,475,000	4,228,875

New Gold, Inc. (S)	6.250	11-15-22	2,755,000	2,637,913

Rio Tinto Finance USA, Ltd.	7.125	07-15-28	2,165,000	2,630,858

Rio Tinto Finance USA, Ltd.	9.000	05-01-19	1,540,000	1,971,285

SunCoke Energy, Inc.	7.625	08-01-19	5,085,000	5,402,813

Thompson Creek Metals Company, Inc.	7.375	06-01-18	3,135,000	2,672,588

Vale Overseas, Ltd.	4.625	09-15-20	2,005,000	1,980,908

Paper & Forest Products 0.3%

Mercer International, Inc.	9.500	12-01-17	2,365,000	2,524,638

Sappi Papier Holding GmbH (S)	7.500	06-15-32	6,715,000	5,187,338

Sappi Papier Holding GmbH (S)	7.750	07-15-17	1,565,000	1,631,513

Sappi Papier Holding GmbH (S)	8.375	06-15-19	600,000	627,000

Telecommunication Services 2.4%				98,579,771

Diversified Telecommunication Services 1.2%

American Tower Corp.	4.700	03-15-22	3,195,000	3,155,571

American Tower Corp.	7.000	10-15-17	4,042,000	4,594,448

Crown Castle Towers LLC (S)	4.883	08-15-20	5,791,000	6,090,348

Frontier Communications Corp.	7.125	03-15-19	1,045,000	1,097,250

Frontier Communications Corp.	7.125	01-15-23	10,420,000	10,133,450

Frontier Communications Corp.	9.250	07-01-21	1,815,000	2,060,025

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	19

		Maturity
	Rate (%)	date	Par value^	Value
Diversified Telecommunication Services (continued)

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	3,215,000	$3,358,254

Intelsat Jackson Holdings SA (S)	6.625	12-15-22	12,530,000	12,498,675

Oi SA (S)	9.750	09-15-16	BRL 4,668,000	1,702,114

Satelites Mexicanos SA de CV	9.500	05-15-17	3,653,000	3,981,770

SingTel Group Treasury Pte, Ltd.	3.488	04-08-20	SGD 1,000,000	805,658

Wind Acquisition Finance SA (S)	7.250	02-15-18	1,635,000	1,667,700

Wireless Telecommunication Services 1.2%

Digicel Group, Ltd. (S)	8.250	09-30-20	3,250,000	3,445,000

Digicel Group, Ltd. (S)	10.500	04-15-18	1,924,000	2,073,110

Digicel, Ltd. (S)	6.000	04-15-21	13,280,000	12,815,200

Digicel, Ltd. (S)	7.000	02-15-20	3,930,000	3,969,300

MetroPCS Wireless, Inc. (S)	6.250	04-01-21	5,882,000	5,867,295

MetroPCS Wireless, Inc. (S)	6.625	04-01-23	3,450,000	3,424,125

SBA Telecommunications, Inc.	5.750	07-15-20	3,495,000	3,512,475

SBA Tower Trust (S)	5.101	04-17-17	4,191,000	4,493,754

Softbank Corp. (S)	4.500	04-15-20	7,070,000	6,684,261

Sprint Nextel Corp. (S)	9.000	11-15-18	985,000	1,149,988

Utilities 1.0%				39,650,238

Electric Utilities 0.1%

Appalachian Power Company	5.000	06-01-17	900,000	984,602

Dubai Electricity & Water Authority (S)	7.375	10-21-20	3,365,000	3,773,006

Independent Power Producers & Energy Traders 0.8%

AES Corp.	4.875	05-15-23	12,830,000	11,771,525

Dynegy, Inc. (S)	5.875	06-01-23	9,745,000	8,989,763

GenOn Energy, Inc.	7.875	06-15-17	888,000	963,480

NRG Energy, Inc.	6.625	03-15-23	10,250,000	10,173,125

Water Utilities 0.1%

Cia de Saneamento Basico do Estado de Sao
Paulo (S)	6.250	12-16-20	3,000,000	2,994,737

Foreign Government Obligations 21.8%			$883,084,777

(Cost $944,730,154)

Australia 1.8%				72,074,025

New South Wales Treasury Corp.	6.000	05-01-20	AUD 29,830,000	29,547,984

Queensland Treasury Corp.	6.000	10-21-15	AUD 27,105,000	25,686,220

Queensland Treasury Corp.	6.000	04-21-16	AUD 17,608,000	16,839,821

Bermuda 0.3%				13,614,783

Government of Bermuda (S)	4.854	02-06-24	13,960,000	13,614,783

Brazil 1.2%				49,568,571

Federative Republic of Brazil	8.500	01-05-24	BRL 27,545,000	10,159,308

Federative Republic of Brazil	10.000	01-01-21	BRL 38,265,000	14,830,340

Federative Republic of Brazil	10.250	01-10-28	BRL 24,952,000	10,353,310

Federative Republic of Brazil	12.500	01-05-16	BRL 31,915,000	14,225,613

20	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Canada 1.0%			$38,204,680

Government of Canada	2.750	09-01-16	CAD 3,000,000	2,955,363

Ontario School Boards Financing Corp.,
Series 01A2	6.250	10-19-16	CAD 3,815,000	4,073,100

Province of Ontario	1.650	09-27-19	7,065,000	6,709,079

Province of Ontario	3.150	12-15-17	4,115,000	4,359,517

Province of Ontario	6.250	06-16-15	NZD 12,870,000	10,382,084

Province of Quebec	5.250	10-01-13	CAD 5,870,000	5,589,178

Province of Quebec	6.750	11-09-15	NZD 5,060,000	4,136,359

Chile 0.1%				1,809,825

Republic of Chile	3.875	08-05-20	1,770,000	1,809,825

Indonesia 1.0%				42,011,096

Republic of Indonesia (S)	5.875	03-13-20	1,365,000	1,358,175

Republic of Indonesia	6.125	05-15-28	IDR 48,000,000,000	3,440,686

Republic of Indonesia	7.000	05-15-22	IDR 27,500,000,000	2,298,693

Republic of Indonesia	8.250	07-15-21	IDR 178,780,000,000	16,249,498

Republic of Indonesia	9.500	06-15-15	IDR 46,220,000,000	4,351,825

Republic of Indonesia	9.500	07-15-31	IDR 43,600,000,000	4,213,425

Republic of Indonesia	10.000	07-15-17	IDR 103,110,000,000	10,098,794

Malaysia 2.0%				80,361,318

Government of Malaysia	3.741	02-27-15	MYR 105,000,000	32,210,794

Government of Malaysia	3.835	08-12-15	MYR 69,750,000	21,484,359

Government of Malaysia	4.262	09-15-16	MYR 85,650,000	26,666,165

Mexico 1.1%				42,780,778

Government of Mexico	5.000	06-15-17	MXN 230,328,100	17,143,834

Government of Mexico	5.625	01-15-17	520,000	577,720

Government of Mexico	5.875	02-17-14	550,000	561,550

Government of Mexico	6.000	06-18-15	MXN 157,000,000	12,120,832

Government of Mexico	8.125	12-30-19	360,000	468,000

Government of Mexico	9.500	12-18-14	MXN 149,140,000	11,908,842

New Zealand 2.6%			106,620,195

Dominion of New Zealand	5.000	03-15-19	NZD 27,600,000	22,288,242

Dominion of New Zealand	6.000	04-15-15	NZD 14,495,000	11,736,058

Dominion of New Zealand	6.000	12-15-17	NZD 59,260,000	49,711,234

Dominion of New Zealand	6.000	05-15-21	NZD 26,800,000	22,884,661

Norway 0.9%				37,017,905

Government of Norway	4.500	05-22-19	NOK 139,718,000	25,228,393

Government of Norway	5.000	05-15-15	NOK 68,377,000	11,789,512

Peru 0.1%				1,953,000

Republic of Peru	7.350	07-21-25	1,575,000	1,953,000

Philippines 1.9%				77,491,531

Republic of Philippines	4.950	01-15-21	PHP 659,000,000	15,625,392

Republic of Philippines	5.875	12-16-20	PHP 321,278,240	8,343,769

Republic of Philippines	6.250	01-14-36	PHP 895,000,000	21,722,814

Republic of Philippines	6.500	04-28-21	PHP 711,400,000	19,216,493

Republic of Philippines	8.125	12-16-35	PHP 419,020,160	12,583,063

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	21

		Maturity
	Rate (%)	date	Par value^	Value
Singapore 2.2%			$88,775,019

Republic of Singapore	2.375	04-01-17	SGD 36,300,000	30,204,582

Republic of Singapore	2.500	06-01-19	SGD 10,700,000	8,752,426

Republic of Singapore	2.875	07-01-15	SGD 27,350,000	22,444,131

Republic of Singapore	3.250	09-01-20	SGD 32,710,000	27,373,880

South Korea 2.3%				93,615,979

Korea Development Bank	4.375	08-10-15	485,000	512,691

Korea Treasury Bond Coupon Strips	3.286	09-10-18	KRW 654,810,000	502,009

Korea Treasury Bond Coupon Strips	3.287	03-10-18	KRW 654,810,000	512,039

Korea Treasury Bond Coupon Strips	3.296	03-10-17	KRW 654,810,000	531,068

Korea Treasury Bond Coupon Strips	3.297	09-10-17	KRW 654,810,000	521,460

Korea Treasury Bond Coupon Strips	3.309	09-10-16	KRW 654,810,000	539,910

Korea Treasury Bond Coupon Strips	3.315	03-10-16	KRW 654,810,000	549,606

Korea Treasury Bond Coupon Strips	3.326	09-10-15	KRW 654,810,000	558,202

Korea Treasury Bond Coupon Strips	3.327	03-10-15	KRW 654,810,000	566,101

Korea Treasury Bond Coupon Strips	3.347	09-10-14	KRW 654,810,000	574,081

Korea Treasury Bond Coupon Strips	3.356	03-10-14	KRW 654,810,000	581,972

Korea Treasury Bond Coupon Strips	3.371	09-10-13	KRW 654,810,000	589,643

Korea Treasury Bond Principal Strips, PO	3.286	09-10-18	KRW 22,776,000,000	17,461,183

Republic of Korea	3.250	06-10-15	KRW 19,800,000,000	17,986,776

Republic of Korea	3.500	06-10-14	KRW 5,150,000,000	4,669,007

Republic of Korea	3.500	03-10-17	KRW 32,200,000,000	29,482,094

Republic of Korea	4.000	03-10-16	KRW 18,900,000,000	17,478,137

Sweden 1.7%				69,106,858

Kingdom of Sweden	3.750	08-12-17	SEK 162,735,000	26,488,431

Kingdom of Sweden	4.500	08-12-15	SEK 150,095,000	24,044,823

Kingdom of Sweden	5.000	12-01-20	SEK 67,615,000	12,113,128

Svensk Exportkredit AB	7.625	06-30-14	NZD 8,075,000	6,460,476

Thailand 1.6%				66,371,974

Bank of Thailand	3.200	10-22-14	THB 1,036,250,000	32,387,271

Kingdom of Thailand	3.250	06-16-17	THB 1,100,000,000	33,984,703

Turkey 0.0%				1,707,240

Republic of Turkey	6.750	05-30-40	1,735,000	1,707,240

Capital Preferred Securities 2.5%			$103,182,474

(Cost $102,971,655)

Financials 2.5%			103,182,474

Commercial Banks 2.0%

Cullen/Frost Capital Trust II (P)	1.810	03-01-34	3,479,000	2,991,735

First Midwest Capital Trust I, Series B	6.950	12-01-33	6,309,000	6,498,270

First Tennessee Capital II	6.300	04-15-34	2,879,000	2,799,828

HSBC Finance Capital Trust IX (5.911% to
11-30-15, then 3 month LIBOR + 1.926%)	5.911	11-30-35	10,258,000	10,399,048

M&T Capital Trust I	8.234	02-01-27	1,335,000	1,358,258

M&T Capital Trust III	9.250	02-01-27	480,000	489,600

PNC Financial Services Group, Inc. (6.750% to
8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	7,370,000	7,664,800

22	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Commercial Banks (continued)

SunTrust Preferred Capital I (P)(Q)	4.000	10-11-13	9,340,000	$7,472,000

USB Capital IX (P)(Q)	3.500	10-11-13	18,244,000	15,142,520

Wachovia Capital Trust III (P)(Q)	5.570	10-11-13	27,175,000	25,680,375

Diversified Financial Services 0.5%

BAC Capital Trust XIV, Series G (P)(Q)	4.000	09-26-13	19,065,000	15,252,000

JPMorgan Chase Capital XXIII (P)	1.264	05-15-47	10,046,000	7,434,040

Convertible Bonds 2.6%			$104,838,105

(Cost $91,605,323)

Consumer Discretionary 1.1%				44,941,449

Automobiles 0.6%

Ford Motor Company	4.250	11-15-16	13,555,000	25,890,050

Household Durables 0.1%

Lennar Corp. (S)	2.750	12-15-20	2,500,000	3,898,438

Internet & Catalog Retail 0.1%

Liberty Interactive LLC (S)	0.750	03-30-43	3,700,000	4,009,875

Media 0.3%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	5,549,000	11,143,086

Financials 0.8%				31,601,549

Capital Markets 0.1%

Ares Capital Corp. (S)	5.750	02-01-16	3,550,000	3,814,031

Real Estate Investment Trusts 0.5%

Colony Financial, Inc.	5.000	04-15-23	5,770,000	5,798,850

Dundee International	5.500	07-31-18	CAD 1,095,000	1,034,392

Redwood Trust, Inc.	4.625	04-15-18	885,000	891,638

Starwood Property Trust, Inc.	4.000	01-15-19	8,650,000	9,006,813

Transglobe Apartment (S)	5.400	09-30-18	CAD 1,370,000	1,398,225

Thrifts & Mortgage Finance 0.2%

MGIC Investment Corp.	2.000	04-01-20	7,680,000	9,657,600

Health Care 0.2%				7,774,188

Health Care Equipment & Supplies 0.0%

Teleflex, Inc.	3.875	08-01-17	690,000	927,188

Health Care Providers & Services 0.2%

WellPoint, Inc. (S)	2.750	10-15-42	5,344,000	6,847,000

Industrials 0.3%				11,299,325

Airlines 0.3%

United Continental Holdings, Inc.	4.500	06-30-21	10,750,000	11,299,325

Information Technology 0.2%				9,221,594

Internet Software & Services 0.2%

Equinix, Inc.	3.000	10-15-14	4,975,000	7,829,406

Software 0.0%

Electronic Arts, Inc.	0.750	07-15-16	1,250,000	1,392,188

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	23

		Maturity
	Rate (%)	date	Par value^	Value
Municipal Bonds 0.0%				$486,648

(Cost $484,800)

California 0.0%				486,648

City of Long Beach	7.282	11-01-30	480,000	486,648

Term Loans (M) 9.8%			$395,984,112

(Cost $396,398,872)

Consumer Discretionary 1.4%				58,977,101

Hotels, Restaurants & Leisure 0.3%

Caesars Entertainment Operating
Company, Inc.	4.434	01-26-18	6,234,081	5,461,498

Caesars Entertainment Operating
Company, Inc.	5.434	01-26-18	93,811	84,005

CCM Merger, Inc.	5.000	03-01-17	847,520	852,464

Las Vegas Sands LLC	2.690	11-23-16	1,639,332	1,636,599

Travelport LLC	6.250	06-26-19	2,112,145	2,131,507

Media 0.7%

Clear Channel Communications, Inc.	3.832	01-29-16	3,814,387	3,553,738

Clear Channel Communications, Inc.	6.932	01-30-19	11,250,802	10,345,113

Mood Media Corp.	7.000	05-07-18	1,053,646	1,053,119

Univision Communications, Inc.	4.500	03-02-20	4,134,638	4,132,053

Virgin Media Investment Holdings, Ltd.	3.500	06-08-20	8,245,000	8,196,355

Multiline Retail 0.1%

JC Penney Corp., Inc.	6.000	05-21-18	5,270,000	5,135,425

The Neiman Marcus Group, Inc.	4.000	05-16-18	703,317	702,658

Specialty Retail 0.2%

Toys R Us Property Company I LLC	6.000	08-21-19	10,280,000	10,136,080

Textiles, Apparel & Luxury Goods 0.1%

Burlington Coat Factory Warehouse Corp.	4.250	02-23-17	2,577,094	2,590,624

Calceus Acquisition, Inc.	5.750	01-31-20	2,946,221	2,965,863

Consumer Staples 1.0%				40,001,956

Food & Staples Retailing 0.3%

Rite Aid Corp.	5.750	08-21-20	1,035,000	1,060,552

SUPERVALU, Inc.	5.000	03-21-19	11,002,602	11,023,232

Food Products 0.3%

Del Monte Corp.	4.000	03-08-18	7,997,057	7,991,059

HJ Heinz Company	3.500	06-05-20	2,995,000	3,009,975

Household Products 0.4%

Huish Detergents, Inc.	5.500	03-23-20	15,871,393	15,315,894

Personal Products 0.0%

Revlon Consumer Products Corp.	4.000	11-20-17	1,599,245	1,601,244

24	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Energy 0.4%			$15,750,686

Energy Equipment & Services 0.2%

Offshore Group Investment, Ltd.	6.250	10-26-17	7,136,938	7,184,519

Oil, Gas & Consumable Fuels 0.2%

Arch Coal, Inc.	5.750	05-16-18	8,845,344	8,566,167

Financials 2.5%			102,482,770

Capital Markets 0.5%

Walter Investment Management Corp.	5.750	11-28-17	20,479,996	20,595,196

Diversified Financial Services 1.3%

Carestream Health, Inc.	5.000	06-07-19	27,310,000	27,446,550

Carestream Health, Inc.	9.500	06-07-19	14,375,000	14,249,219

Ocwen Loan Servicing LLC	5.000	02-15-18	6,805,200	6,873,252

Springleaf Finance Funding Company	5.500	05-10-17	2,796,000	2,795,301

Insurance 0.3%

HUB International, Ltd.	3.682	06-13-17	12,423,863	12,439,392

Real Estate Investment Trusts 0.4%

iStar Financial, Inc.	4.500	10-16-17	17,707,562	17,751,831

Real Estate Management & Development 0.0%

Realogy Corp.	3.200	10-10-13	332,861	332,029

Health Care 0.9%				35,169,199

Biotechnology 0.2%

Aptalis Pharma, Inc.	5.500	02-10-17	2,937,342	2,944,685

Capsugel Holdings US, Inc.	4.250	08-01-18	2,672,293	2,691,221

Patheon, Inc.	7.250	12-06-18	1,885,750	1,899,893

Health Care Providers & Services 0.4%

Catalent Pharma Solutions, Inc.	3.682	09-15-16	2,673,214	2,677,224

Catalent Pharma Solutions, Inc.	4.250	09-15-17	5,500,497	5,521,124

MModal, Inc.	7.500	08-15-19	2,900,638	2,822,684

National Mentor Holdings, Inc.	6.500	02-09-17	5,642,463	5,684,781

Pharmaceuticals 0.3%

Valeant Pharmaceuticals International, Inc.	4.500	08-05-20	7,756,025	7,817,429

Warner Chilcott Company LLC	4.250	03-15-18	3,110,936	3,110,158

Industrials 0.8%				32,287,653

Airlines 0.3%

Delta Air Lines, Inc.	4.250	04-20-17	4,900,737	4,924,015

US Airways, Inc.	4.250	05-23-19	6,325,000	6,241,984

Hotels, Restaurants & Leisure 0.2%

Four Seasons Holdings, Inc.	4.250	06-27-20	7,755,000	7,832,550

Road & Rail 0.0%

Swift Transportation Company LLC	4.000	12-21-17	1,901,047	1,912,453

Trading Companies & Distributors 0.3%

American Builders & Contractors Supply
Company, Inc.	3.500	04-16-20	11,450,000	11,376,651

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	25

		Maturity
Rate (%)		date	Par value^	Value
Information Technology 0.6%			$22,828,726

Communications Equipment 0.4%

Alcatel-Lucent USA, Inc.	5.750	01-30-19	14,600,361	14,709,615

Software 0.2%

Aspect Software, Inc.	7.000	05-06-16	1,571,017	1,572,981

First Data Corp.	4.184	03-24-17	1,892,705	1,874,961

First Data Corp.	4.184	03-23-18	3,478,092	3,442,769

First Data Corp.	4.191	09-24-18	1,245,000	1,228,400

Materials 1.0%				39,361,913

Chemicals 0.2%

US Coatings Acquisition, Inc.	4.750	02-03-20	9,830,363	9,886,887

Construction Materials 0.3%

Apex Tool Group LLC	4.500	01-31-20	8,226,500	8,245,783

Doncasters Group, Ltd.	5.500	04-09-20	4,329,150	4,367,030

Containers & Packaging 0.3%

Berry Plastics Group, Inc.	3.500	02-07-20	8,191,575	8,122,823

Consolidated Container Company, LLC	5.100	07-03-19	2,699,600	2,713,943

Metals & Mining 0.2%

Fortescue Metals Group Finance PTY, Ltd.	5.250	10-18-17	6,009,588	6,025,447

Telecommunication Services 0.7%				27,309,966

Diversified Telecommunication Services 0.5%

Crown Castle Operating Company	3.250	01-31-19	8,910,055	8,822,550

RentPath, Inc.	6.250	05-29-20	11,900,000	11,706,625

Wireless Telecommunication Services 0.2%

NTELOS, Inc.	5.750	11-08-19	6,823,438	6,780,791

Utilities 0.5%				21,814,142

Electric Utilities 0.4%

La Frontera Generation LLC	4.500	09-30-20	18,300,000	18,357,188

Independent Power Producers & Energy Traders 0.1%

Dynegy, Inc.	4.000	04-23-20	3,483,077	3,456,954

Collateralized Mortgage Obligations 5.9%			$239,528,061

(Cost $239,363,703)

Commercial & Residential 5.3%			214,901,959

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.851	04-25-35	3,483,817	3,427,020

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	1.000	12-25-46	34,023,434	2,342,547

Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.954	05-10-45	3,540,000	3,881,539
Series 2006-4, Class AM	5.675	07-10-46	6,875,000	7,496,108

Banc of America Funding Corp.
Series 2005-B, Class 3A1B (P)	0.494	04-20-35	12,011,766	10,214,121

Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.947	01-25-35	3,917,983	3,746,065

Bear Stearns Adjustable Rate Mortgage
Trust, Inc.
Series 2005-2, Class A1 (P)	2.600	03-25-35	2,628,891	2,625,440

26	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.884	01-25-35	3,314,923	$3,211,345
Series 2004-13, Class A1 (P)	0.924	11-25-34	6,237,439	6,040,828
Series 2004-8, Class 1A (P)	0.884	09-25-34	1,232,276	1,167,209
Series 2005-7, Class 11A1 (P)	0.724	08-25-35	2,626,455	2,308,336

Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.719	02-25-37	2,155,991	2,138,750

Commercial Mortgage Pass
Through Certificates
Series 2007-C9, Class A4 (P)	5.994	12-10-49	3,930,000	4,446,862

DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.087	09-19-44	23,306,706	1,297,638
Series 2005-AR2, Class X2 IO	2.816	03-19-45	36,806,164	3,241,070

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.056	07-10-38	5,674,000	6,178,770

GS Mortgage Securities Corp. II
Series 2013, Class KYO (P)(S)	3.785	11-08-29	7,310,000	7,306,016

GSR Mortgage Loan Trust
Series 2004-5, Class 2A1 (P)	2.780	05-25-34	7,856,557	7,664,441
Series 2005-AR6, Class 3A1 (P)	2.655	09-25-35	4,104,310	3,975,119

HarborView Mortgage Loan Trust
Series 2004-5, Class 2A–6 (P)	2.393	06-19-34	5,124,476	5,019,901
Series 2004-7, Class 4A (P)	2.833	11-19-34	6,521,174	6,442,809
Series 2005-2, Class IX IO	2.245	05-19-35	14,195,630	864,698
Series 2005-9, Class 2A1A (P)	0.524	06-20-35	4,141,783	3,714,405
Series 2005-9, Class 2A1C (P)	0.634	06-20-35	2,900,576	2,482,847
Series 2005-8, Class 1X IO	2.204	09-19-35	5,480,653	429,239
Series 2007-3, Class ES IO (S)	0.350	05-19-47	12,833,940	115,505
Series 2007-4, Class ES IO	0.350	07-19-47	14,108,749	141,087
Series 2007-6, Class ES IO (S)	0.342	08-19-37	10,783,435	91,659

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.006	10-25-36	17,980,619	1,364,729
Series 2005-AR18, Class 2X IO	1.644	10-25-36	17,971,148	643,976

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.410	12-15-44	4,175,000	4,508,858
Series 2006-LDP7, Class AM (P)	6.056	04-15-45	8,081,000	8,821,220
Series 2007-CB18, Class A4	5.440	06-12-47	4,160,000	4,558,674

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	5,120,000	5,559,501

Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.209	12-25-34	2,589,765	2,552,703
Series 2005-A2, Class A2 (P)	2.535	02-25-35	3,901,832	3,863,630
Series 2006-3, Class 2A1 (P)	2.456	10-25-36	2,270,844	2,130,222
Series 2007-1, Class 2A1 (P)	2.895	01-25-37	11,051,540	10,842,688

Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.490	01-12-44	5,425,000	5,779,545

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07-12-46	2,985,000	3,244,137

Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03-15-44	3,940,000	4,334,516

Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.523	10-25-34	1,924,725	1,847,154
Series 2004-9, Class 1A (P)	5.707	11-25-34	2,538,927	2,459,058

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	27

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)

Opteum Mortgage Acceptance Corp.
Series 2005-4, Class 1APT (P)	0.494	11-25-35	3,845,637	$3,493,438

Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.598	12-25-33	2,142,096	2,087,059

WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.463	10-25-45	111,304,425	4,595,660
Series 2005-AR19, Class A1A2 (P)	0.474	12-25-45	5,600,426	4,909,434
Series 2005-AR2, Class 2A1B (P)	0.554	01-25-45	6,646,129	5,692,961
Series 2005-AR2, Class 2A2B (P)	0.564	01-25-45	4,617,753	3,908,263
Series 2005-AR2, Class X IO	1.570	01-25-45	41,640,190	1,786,152
Series 2005-AR6, Class 2A1A (P)	0.414	04-25-45	2,027,532	1,832,050
Series 2005-AR6, Class X IO	1.607	04-25-45	50,942,200	3,256,246
Series 2005-AR8, Class 2AB2 (P)	0.604	07-25-45	5,200,552	4,563,661
Series 2005-AR8, Class 2AB3 (P)	0.544	07-25-45	3,757,818	3,279,436

Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Class E (P)(S)	3.668	04-16-35	5,873,000	4,471,867

Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.627	12-25-34	4,715,754	4,706,804
Series 2005-AR5, Class 1A1 (P)	2.671	04-25-35	1,848,563	1,796,943

U.S. Government Agency 0.6%				24,626,102

Federal Home Loan Mortgage Corp.
Series 291, Class IO	3.500	11-15-32	14,563,990	2,875,759
Series 292, Class IO	3.500	11-15-27	10,535,865	1,737,535
Series 296, Class IO	3.000	12-15-27	7,804,411	1,153,778
Series 304, Class C42 IO	4.000	12-15-27	18,542,356	2,718,838
Series 4077, Class IK IO	5.000	07-15-42	12,680,341	2,672,800
Series K705, Class X1 IO	1.900	09-25-18	23,311,158	1,753,069

Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	13,908,489	2,563,469
Series 2013-39, Class KI IO	4.000	05-25-28	24,972,386	3,448,294
Series 398, Class C3 IO	4.500	05-25-39	757,508	114,150
Series 402, Class 3 IO	4.000	11-25-39	1,219,230	215,301
Series 402, Class 4 IO	4.000	10-25-39	1,896,047	331,180
Series 402, Class 7 IO	4.500	11-25-39	2,813,275	479,543
Series 406, Class 3 IO	4.000	01-25-41	6,359,743	1,132,179
Series 407, Class 4 IO	4.500	03-25-41	10,157,117	1,430,408
Series 407, Class 7 IO	5.000	03-25-41	7,280,729	1,312,458
Series 407, Class 8 IO	5.000	03-25-41	3,618,124	687,341

Asset Backed Securities 1.1%			$42,596,098

(Cost $42,004,469)

CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03-20-43	22,256,225	21,915,772

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	14,222,625	15,097,245

Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.684	06-25-33	2,175,458	1,987,672

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	3,401,654	3,595,409

28	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

	Shares	Value
Common Stocks 1.2%		$50,374,991

(Cost $46,969,148)

Consumer Discretionary 0.0%		78,788

Auto Components 0.0%

Lear Corp.	1,146	78,788

Media 0.0%

Vertis Holdings, Inc. (I)	110,794	0

Financials 1.2%		50,257,555

Commercial Banks 0.9%

PNC Financial Services Group, Inc.	144,725	10,459,276

SunTrust Banks, Inc.	328,570	10,520,811

Talmer Bancorp, Inc. (S)	721,216	7,039,867

U.S. Bancorp	301,525	10,894,098

Consumer Finance 0.3%

Capital One Financial Corp.	168,445	10,873,125

Real Estate Investment Trusts 0.0%

Dundee International	55,606	470,378

Materials 0.0%		38,648

Chemicals 0.0%

LyondellBasell Industries NV, Class A	33	2,315

Containers & Packaging 0.0%

Rock-Tenn Company, Class A	327	36,333

Preferred Securities 7.1%		$289,495,916

(Cost $289,285,660)

Consumer Discretionary 0.2%		8,812,866

Auto Components 0.0%

The Goodyear Tire & Rubber Company,
5.875%	1,750	102,725

Automobiles 0.2%

General Motors Company, Series B, 4.750%	175,803	8,554,574

Household Durables 0.0%

Beazer Homes USA, Inc., 7.500%	5,550	155,567

Financials 5.2%		208,465,045

Commercial Banks 3.1%

First Niagara Financial Group, Inc. (8.6250% to
12-15-17, then 3 month LIBOR + 7.3270%)	173,250	4,828,478

First Tennessee Bank NA, 3.750% (S)	17,017	12,491,542

HSBC USA, Inc., 3.500%	354,999	6,663,331

Huntington Bancshares, Inc., 8.500%	10,050	12,512,250

M&T Bank Corp., Series A, 5.000%	11,955	11,908,376

Regions Financial Corp., 6.375%	366,170	8,447,542

SunTrust Banks, Inc., 4.000%	309,575	6,485,596

U.S. Bancorp, 3.500%	18,202	14,481,511

U.S. Bancorp (6.500% to 1-15-22,
then 3 month LIBOR + 4.468%)	425,675	11,135,658

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	29

	Shares	Value
Commercial Banks (continued)

United Community Banks, Inc., Series B
(5.000% to 2-1-14, then 9.000% thereafter)	2,425	$2,425,000

Webster Financial Corp., 6.400%	192,050	4,499,732

Wells Fargo & Company, Series L, 7.500%	11,535	13,092,225

Wintrust Financial Corp., 5.000%	855	941,569

Zions Bancorporation, 6.300%	290,345	7,186,039

Zions Bancorporation, 7.900%	295,750	8,097,635

Consumer Finance 0.1%

Discover Financial Services, 6.500%	216,550	5,117,077

Diversified Financial Services 0.2%

Bank of America Corp. (8.000% to 1-30-18,
then 3 month LIBOR + 3.630%)	3,070,000	3,365,104

Bank of America Corp., Series L, 7.250%	3,550	3,829,918

Insurance 0.9%

Hartford Financial Services
Group, Inc., 7.875%	333,100	9,270,173

MetLife, Inc., 5.000%	361,574	19,709,399

Reinsurance Group of America, Inc., 6.200%	240,935	5,796,896

Real Estate Investment Trusts 0.9%

FelCor Lodging Trust, Inc., Series A, 1.950%	153,623	3,534,865

Health Care REIT, Inc., 6.500%	88,350	5,068,640

Weyerhaeuser Company, 6.375%	518,550	27,576,489

Industrials 0.3%		11,853,993

Aerospace & Defense 0.3%

United Technologies Corp., 7.500%	162,985	10,122,998

Airlines 0.0%

Continental Airlines Finance Trust II, 6.000%	40,023	1,730,995

Materials 0.0%		1,259,094

Metals & Mining 0.0%

ArcelorMittal, 6.000%	60,650	1,259,094

Telecommunication Services 0.1%		4,547,976

Diversified Telecommunication Services 0.1%

Intelsat SA, 5.750%	75,360	4,547,976

Utilities 1.3%		54,556,942

Electric Utilities 0.7%

Nextera Energy, Inc., 5.889%	216,910	11,854,132

PPL Corp., 8.750%	331,950	17,756,006

Multi-Utilities 0.6%

CenterPoint Energy, Inc., 3.547%	182,450	8,642,164

Dominion Resources, Inc., 6.000%	318,450	16,304,640

30	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
Rate (%)		date	Par value^	Value
Escrow Certificates 0.0%				$7,038

(Cost $50)

Consumer Discretionary 0.0%				4,700
Lear Corp., Series B	8.750	12-01-16	940,000	4,700

Materials 0.0%				2,338
Smurfit-Stone Container Corp.	8.000	03-15-17	935,000	2,338

			Shares	Value
Investment Companies 0.1%				$3,515,269

(Cost $5,096,897)
FII BTG Pactual Corporate Office Fund			68,748	3,515,269

Warrants 0.0%				$17,280

(Cost $0)
Lear Corp. (Expiration Date: 11-9-14; Strike Price: $0.005) (I)			128	17,280

			Notional par	Value

Purchased Options 0.3%			$11,148,499

(Cost $17,494,489)

Call Options 0.3%				10,722,526

Over the Counter Purchase Call on the USD vs. CAD
(Expiration Date: 1-1-14; Strike Price: $1.10;
Counterparty: Morgan Stanley & Company) (I)			250,645,000	1,832,215

Over the Counter Purchase Call on the USD vs. CAD
(Expiration Date: 5-1-14; Strike Price: $1.07;
Counterparty: RBC Dominion Securities, Inc.) (I)			254,365,000	5,796,978

Over the Counter Purchase Call on the USD vs. CAD
(Expiration Date: 9-2-15; Strike Price: $1.30;
Counterparty: Goldman Sachs and Company) (I)			89,190,000	864,251

Over the Counter Purchase Call on the USD vs. CAD
(Expiration Date: 9-25-13; Strike Price: $1.06;
Counterparty: Merrill Lynch) (I)			163,275,000	876,950

Over the Counter Purchase Call on the USD vs. JPY
(Expiration Date: 12-1-13; Strike Price: JPY 104.15;
Counterparty: Citigroup Global Markets) (I)			203,665,000	1,352,132

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	31

	Notional par	Value

Put Options 0.0%		$425,973

Over the Counter Purchase Put on the GBP vs. USD
(Expiration Date: 3-6-14; Strike Price: $1.40; Counterparty:
State Street Global Markets) (I)	81,360,000	425,784

Over the Counter Purchase Put on the GBP vs. USD
(Expiration Date: 9-5-13; Strike Price: $1.45; Counterparty:
State Street Global Markets) (I)	122,040,000	189

Total investments (Cost $3,955,833,861)† 95.8%	$3,879,441,593

Other assets and liabilities, net 4.2%	$168,773,581

Total net assets 100.0%	$4,048,215,174

^ The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
EUR	Euro	PHP	Philippines Peso
GBP	Pound Sterling	SEK	Swedish Krona
IDR	Indonesian Rupiah	SGD	Singapore Dollar
INR	Indian Rupee	THB	Thai Baht
KRW	Korean Won

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

PO Principal-Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.

TBD To Be Determined

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $689,846,529 or 17.0% of the fund’s net assets as of 8-31-13.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $3,973,435,866. Net unrealized depreciation aggregated $93,994,273, of which $101,089,966 related to appreciated investment securities and $195,084,239 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 8-31-13.
United States	64.1%	Philippines	2.1%
Canada	3.4%	Malaysia	2.0%
Australia	2.8%	Sweden	1.9%
Singapore	2.8%	Brazil	1.8%
New Zealand	2.6%	Other Countries	14.2%
South Korea	2.3%

32	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $3,955,833,861)	$3,879,441,593
Foreign currency, at value (Cost $25,118,777)	24,778,398
Cash held at broker for futures contracts	14,330,658
Receivable for investments sold	84,883,473
Receivable for fund shares sold	9,864,808
Receivable for forward foreign currency exchange contracts	43,824,591
Dividends and interest receivable	48,425,995
Other receivables and prepaid expenses	144,305

Total assets	4,105,693,821

Liabilities

Due to custodian	1,377,260
Payable for investments purchased	7,363,569
Payable for forward foreign currency exchange contracts	34,676,324
Payable for fund shares repurchased	12,282,608
Written options, at value (Premiums received $827,732)	48,325
Payable for futures variation margin	36,281
Distributions payable	665,806
Payable to affiliates
Accounting and legal services fees	45,933
Transfer agent fees	309,113
Distribution and service fees	467
Trustees’ fees	1,773
Investment management fees	19,469
Other liabilities and accrued expenses	651,719

Total liabilities	57,478,647

Net assets	$4,048,215,174

Net assets consist of

Paid-in capital	$4,063,814,220
Undistributed net investment income	13,827,792
Accumulated net realized gain (loss) on investments, futures contracts,
written options and foreign currency transactions	38,015,110
Net unrealized appreciation (depreciation) on investments, futures contracts, written options and translation of assets and liabilities in
foreign currencies	(67,441,948)

Net assets	$4,048,215,174

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	33

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,212,621,274 ÷ 112,257,011 shares)[1]	$10.80
Class C ($434,309,922 ÷ 40,205,390 shares)[1]	$10.80
Class I ($1,054,614,062 ÷ 97,620,355 shares)	$10.80
Class R2 ($5,029,971 ÷ 465,442 shares)	$10.81
Class R6 ($559,907 ÷ 51,836 shares)	$10.80
Class NAV ($1,341,080,038 ÷ 124,201,363 shares)	$10.80

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$11.31

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

34	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 8-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$183,119,996
Dividends	14,176,637
Less foreign taxes withheld	(1,508,842)

Total investment income	195,787,791

Expenses

Investment management fees	24,268,516
Distribution and service fees	7,094,218
Accounting and legal services fees	488,712
Transfer agent fees	3,482,220
Trustees’ fees	43,458
State registration fees	187,554
Printing and postage	149,365
Professional fees	202,951
Custodian fees	1,485,860
Registration and filing fees	136,810
Other	49,781

Total expenses before reductions and amounts recaptured	37,589,445
Less expense reductions and amounts recaptured	(484,847)

Total expenses	37,104,598

Net investment income	158,683,193

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	67,783,338
Futures contracts	17,655,202
Written options	2,014,555
Foreign currency transactions	21,712,075
109,165,170
Change in net unrealized appreciation (depreciation) of
Investments	(197,149,693)
Futures contracts	(297,577)
Written options	779,407
Translation of assets and liabilities in foreign currencies	28,650,425
(168,017,438)
Net realized and unrealized loss	(58,852,268)

Increase in net assets from operations	$99,830,925

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	35

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	8-31-13	8-31-12

Increase (decrease) in net assets

From operations
Net investment income	$158,683,193	$138,606,559
Net realized gain (loss)	109,165,170	(9,881,762)
Change in net unrealized appreciation (depreciation)	(168,017,438)	85,623,189

Increase in net assets resulting from operations	99,830,925	214,347,986

Distributions to shareholders
From net investment income
Class A	(48,827,687)	(40,703,363)
Class C	(14,211,876)	(10,494,407)
Class I	(44,677,615)	(31,628,180)
Class R2	(55,469)	(2,232)
Class R6	(12,997)	(6,312)
Class NAV	(66,875,691)	(74,227,831)

Total distributions	(174,661,335)	(157,062,325)

From Fund share transactions	921,195,824	724,914,801

Total increase	846,365,414	782,200,462

Net assets

Beginning of year	3,201,849,760	2,419,649,298

End of year	$4,048,215,174	$3,201,849,760

Undistributed net investment income	$13,827,792	$12,543,104

36	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.94	$10.75	$10.53	$10.25
Net investment income[2]	0.45	0.51	0.58	0.43
Net realized and unrealized gain (loss) on investments	(0.09)	0.28	0.34	0.33
Total from investment operations	0.36	0.79	0.92	0.76
Less distributions
From net investment income	(0.50)	(0.60)	(0.70)	(0.48)
Net asset value, end of period	$10.80	$10.94	$10.75	$10.53
Total return (%)[3,4]	3.29	7.61	8.80	7.53[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,213	$891	$636	$120
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.19	1.26	1.23	1.26[6]
Expenses including reductions and amounts recaptured	1.17	1.17	1.17	1.17[6]
Net investment income	4.05	4.82	5.28	6.33[6]
Portfolio turnover (%)	41	29	40	49[7]

1 The inception date for Class A shares is 1-4-10.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS C SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.94	$10.74	$10.53	$10.25
Net investment income[2]	0.37	0.44	0.50	0.38
Net realized and unrealized gain (loss) on investments	(0.08)	0.28	0.33	0.33
Total from investment operations	0.29	0.72	0.83	0.71
Less distributions
From net investment income	(0.43)	(0.52)	(0.62)	(0.43)
Net asset value, end of period	$10.80	$10.94	$10.74	$10.53
Total return (%)[3,4]	2.56	6.96	7.93	6.99[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$434	$291	$168	$38
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.90	1.96	1.95	1.99[6]
Expenses including reductions and amounts recaptured	1.87	1.87	1.87	1.87[6]
Net investment income	3.33	4.10	4.57	5.63[6]
Portfolio turnover (%)	41	29	40	49[7]

1 The inception date for Class C shares is 1-4-10.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	37

CLASS I SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.94	$10.75	$10.54	$10.25
Net investment income[2]	0.49	0.55	0.61	0.46
Net realized and unrealized gain (loss) on investments	(0.09)	0.27	0.34	0.33
Total from investment operations	0.40	0.82	0.95	0.79
Less distributions
From net investment income	(0.54)	(0.63)	(0.74)	(0.50)
Net asset value, end of period	$10.80	$10.94	$10.75	$10.54
Total return (%)[3]	3.65	7.94	9.09	7.83[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,055	$723	$442	$40
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.83	0.86	0.82	0.85[5]
Expenses including reductions and amounts recaptured	0.82	0.86	0.82	0.85[5]
Net investment income	4.38	5.11	5.57	6.69[5]
Portfolio turnover (%)	41	29	40	49[6]

1 The inception date for Class I shares is 1-4-10.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS R2 SHARES Period ended	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$10.94	$10.88
Net investment income[2]	0.41	0.23
Net realized and unrealized gain (loss) on investments	(0.04)	0.07
Total from investment operations	0.37	0.30
Less distributions
From net investment income	(0.50)	(0.24)
Net asset value, end of period	$10.81	$10.94
Total return (%)[3]	3.34	2.83[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	2.33	17.19[6]
Expenses including reductions and amounts recaptured	1.22	1.22[6]
Net investment income	3.85	4.27[6]
Portfolio turnover (%)	41	29[7]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

38	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

CLASS R6 SHARES Period ended	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$10.94	$10.74
Net investment income[2]	0.48	0.55
Net realized and unrealized gain (loss) on investments	(0.08)	0.28
Total from investment operations	0.40	0.83
Less distributions
From net investment income	(0.54)	(0.63)
Net asset value, end of period	$10.80	$10.94
Total return (%)[3]	3.65	8.08

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	6.45	18.33
Expenses including reductions and amounts recaptured	0.83	0.83
Net investment income	4.38	5.19
Portfolio turnover (%)	41	29

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Less than $500,000.

CLASS NAV SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$10.94	$10.74	$10.53	$9.76	$10.02
Net investment income[1]	0.51	0.56	0.64	0.80	0.69[2]
Net realized and unrealized gain (loss) on investments	(0.09)	0.28	0.32	0.77	0.17
Total from investment operations	0.42	0.84	0.96	1.57	0.86
Less distributions
From net investment income	(0.56)	(0.64)	(0.75)	(0.80)	(1.04)
From net realized gain	—	—	—	—	(0.08)
Total distributions	(0.56)	(0.64)	(0.75)	(0.80)	(1.12)
Net asset value, end of period	$10.80	$10.94	$10.74	$10.53	$9.76
Total return (%)[3]	3.77	8.19	9.17	16.55	10.67

Ratios and supplemental data

Net assets, end of period (in millions)	$1,341	$1,297	$1,174	$633	$450
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.71	0.73	0.74	0.79	0.83[2]
Expenses including reductions and
amounts recaptured	0.71	0.73	0.74	0.79	0.83[2]
Net investment income	4.54	5.29	5.84	7.75	7.81[2]
Portfolio turnover (%)	41	29	40	49	55

1 Based on the average daily shares outstanding.
2 Includes tax expense, which was 0.07% of average net assets. This expense decreased the net investment income by
$0.01 per share and the net investment income ratio by 0.07%.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	39

Notes to financial statements

Note 1 — Organization

John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of Assets and Liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are offered only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

40	Strategic Income Opportunities Fund | Annual report

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 8-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$1,755,182,325	—	$1,746,709,678	$8,472,647
Foreign Government
Obligations	883,084,777	—	883,084,777	—
Capital Preferred Securities	103,182,474	—	103,182,474	—
Convertible Bonds	104,838,105	—	104,838,105	—
Municipal Bonds	486,648	—	486,648	—
Term Loans	395,984,112	—	395,984,112	—
Collateralized Mortgage
Obligations	239,528,061	—	239,179,810	348,251
Asset Backed Securities	42,596,098	—	42,596,098	—
Common Stocks	50,374,991	$43,335,124	—	7,039,867
Preferred Securities	289,495,916	259,899,542	27,171,374	2,425,000
Escrow Certificates	7,038	—	2,338	4,700
Investment Companies	3,515,269	3,515,269	—	—
Warrants	17,280	—	17,280	—
Purchased Options	11,148,499	—	11,148,499	—

Total Investments in
Securities	$3,879,441,593	$306,749,935	$3,554,401,193	$18,290,465
Other Financial Instruments
Futures	($297,577)	($297,577)	—	—
Forward Foreign Currency
Contracts	$9,148,267	—	$9,148,267	—
Written Options	($48,325)	—	($48,325)	—

Annual report | Strategic Income Opportunities Fund	41

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At August 31, 2013, the fund had $55,125,863 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing

42	Strategic Income Opportunities Fund | Annual report

exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $200 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the year ended August 31, 2013 were $1,384. For the year ended August 31, 2013, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Annual report | Strategic Income Opportunities Fund	43

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the years ended August 31, 2013 and August 31, 2012 was as follows: ordinary income of $174,661,335 and $157,062,325, respectively.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2013, the components of distributable earnings on a tax basis consisted of $31,690,670 and $46,324,711 of undistributed ordinary income and undistributed long-term capital gain, respectively.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Non-deliverable forwards, currency options and cash settled currency swaps are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed. This right to close out and net payments across all transactions traded under the ISDA could result in a reduction of the fund’s risk to a counterparty equal to any amounts payable by the fund, if any.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral

44	Strategic Income Opportunities Fund | Annual report

for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by the fund for exchange-traded and cleared transactions, if any, are identified in the Portfolio of investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2013, the fund used futures contracts to manage duration of the fund. During the year ended August 31, 2013, the fund held futures contracts with notional values ranging up to $670.8 million, as measured at each quarter end. The following table summarizes the contracts held at August 31, 2013.

						UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

U.S. Treasury	3,589	Short	Dec 2013	($446,909,553)	($446,045,406)	$864,147
10-Year Note
Futures
U.S. Treasury	1,704	Short	Dec 2013	($223,606,526)	($224,768,250)	($1,161,724)
30-Year Bond
Futures
						($297,577)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms

Annual report | Strategic Income Opportunities Fund	45

of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended August 31, 2013, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the year ended August 31, 2013, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $2 billion to $7 billion, as measured at each quarter end. The following table summarizes the contracts held at August 31, 2013.

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

AUD	74,563,263	EUR	50,115,000	Bank of Nova Scotia	9-17-13	$71,031	—	$71,031
AUD	127,856,424	EUR	85,720,000	Barclays Bank PLC	9-17-13	404,738	—	404,738
AUD	60,837,700	EUR	40,905,000	Canadian Imperial	9-3-13	86,522	—	86,522
				Bank of Commerce
AUD	22,330,238	EUR	15,000,000	Canadian Imperial	9-17-13	32,456	—	32,456
				Bank of Commerce
AUD	60,780,184	EUR	40,945,000	State Street Bank	9-17-13	—	($66,073)	(66,073)
				and Trust Company
AUD	39,915,845	GBP	24,550,000	Royal Bank of	9-17-13	—	(2,544,682)	(2,544,682)
				Canada
AUD	40,385,000	JPY	3,510,668,050	State Street Bank	9-17-13	156,086	—	156,086
				and Trust Company
AUD	61,385,000	USD	54,673,164	J Aron and Co NY	9-17-13	—	(84,295)	(84,295)
CAD	46,187,186	NZD	55,230,000	Bank of Montreal	9-17-13	1,191,534	—	1,191,534
CAD	60,319,272	NZD	72,740,000	Canadian Imperial	9-17-13	1,084,316	—	1,084,316
				Bank of Commerce
CAD	52,187,923	NZD	63,250,000	Royal Bank of	9-17-13	694,367	—	694,367
				Canada
CAD	14,314,418	NZD	17,185,000	Toronto Dominion	9-17-13	316,766	—	316,766
				Bank
CAD	186,985,597	USD	176,543,226	Bank of Montreal	9-17-13	921,394	—	921,394
CAD	73,417,527	USD	69,733,506	Barclays Bank PLC	9-17-13	—	(54,270)	(54,270)
CAD	149,648,986	USD	141,810,000	Canadian Imperial	9-17-13	219,123	—	219,123
				Bank of Commerce
CAD	106,307,563	USD	100,965,000	J Aron and Co NY	9-17-13	—	(70,431)	(70,431)
CAD	42,061,267	USD	39,905,000	Royal Bank	9-17-13	14,581	—	14,581
				of Canada
CAD	6,516,343	USD	6,183,075	Standard Chartered	9-17-13	1,467	—	1,467
				Bank
CAD	70,370,350	USD	66,688,580	State Street Bank	9-17-13	98,636	—	98,636
				and Trust Company

46	Strategic Income Opportunities Fund | Annual report

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

CAD	86,987,791	USD	82,825,000	Toronto Dominion	9-17-13	—	($266,474)	($266,474)
				Bank
EUR	105,015,000	AUD	155,720,016	Barclays Bank PLC	9-17-13	$318,777	—	318,777
EUR	40,905,000	AUD	60,578,260	Canadian Imperial	9-3-13	144,393	—	144,393
				Bank of Commerce
EUR	40,925,000	AUD	61,067,057	J Aron and Co NY	9-17-13	—	(215,475)	(215,475)
EUR	21,650,000	AUD	32,093,744	State Street Bank	9-17-13	74,305	—	74,305
				and Trust Company
EUR	40,900,000	GBP	35,291,383	Canadian Imperial	9-17-13	—	(627,956)	(627,956)
				Bank of Commerce
EUR	40,920,000	GBP	35,377,386	State Street Bank	9-17-13	—	(734,787)	(734,787)
				and Trust Company
EUR	40,850,000	NOK	323,397,195	HSBC Bank USA	9-17-13	1,172,796	—	1,172,796
EUR	40,880,000	USD	53,508,241	Canadian Imperial	9-17-13	522,935	—	522,935
				Bank of Commerce
EUR	300,150,000	USD	390,927,384	J Aron and Co NY	9-17-13	5,781,455	—	5,781,455
EUR	39,930,000	USD	52,283,543	State Street Bank	9-17-13	492,015	—	492,015
				and Trust Company
GBP	24,550,000	AUD	41,925,508	Royal Bank of	9-17-13	757,515	—	757,515
				Canada
GBP	35,488,521	EUR	40,900,000	Canadian Imperial	9-17-13	933,430	—	933,430
				Bank of Commerce
GBP	61,390,000	NZD	117,733,706	Royal Bank of	9-17-13	4,222,636	—	4,222,636
				Scotland PLC
GBP	79,490,000	USD	121,684,583	Deutsche Bank AG	9-17-13	1,488,703	—	1,488,703
				London
GBP	121,145,000	USD	182,445,986	Royal Bank of	9-17-13	5,273,573	—	5,273,573
				Canada
GBP	80,225,000	USD	122,544,775	State Street Bank	9-17-13	1,767,427	—	1,767,427
				and Trust Company
JPY	3,545,631,363	AUD	40,385,000	State Street Bank	9-17-13	200,031	—	200,031
				and Trust Company
JPY	1,617,480,480	NZD	20,450,000	State Street Bank	9-17-13	685,038	—	685,038
				and Trust Company
JPY	8,092,617,620	USD	81,865,000	Citibank N.A.	9-17-13	562,013	—	562,013
JPY	6,046,349,490	USD	61,335,000	Royal Bank of	9-17-13	249,836	—	249,836
				Scotland Plc
JPY	4,014,573,810	USD	40,430,000	State Street Bank	9-17-13	460,271	—	460,271
				and Trust Company
MXN	1,296,340,035	USD	97,550,250	Bank of Nova Scotia	9-17-13	—	(637,654)	(637,654)
MXN	263,026,413	USD	20,465,000	Royal Bank of	9-17-13	—	(801,508)	(801,508)
				Scotland PLC
NOK	323,744,420	EUR	40,850,000	HSBC Bank USA	9-17-13	—	(1,116,084)	(1,116,084)
NZD	109,375,000	CAD	90,489,320	Barclays Bank PLC	9-17-13	—	(1,431,745)	(1,431,745)
NZD	55,415,000	CAD	45,333,811	Royal Bank of	9-17-13	—	(238,771)	(238,771)
				Canada

Annual report | Strategic Income Opportunities Fund	47

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

NZD	35,610,000	CAD	29,310,711	Toronto Dominion	9-17-13	—	($323,266)	($323,266)
				Bank
NZD	164,637,194	GBP	85,940,000	Royal Bank of	9-17-13	—	(6,049,091)	(6,049,091)
				Scotland Plc
NZD	20,450,000	JPY	1,598,556,050	State Street Bank	9-17-13	—	(492,284)	(492,284)
				and Trust Company
SGD	69,791,712	USD	55,255,000	HSBC Bank USA	9-17-13	—	(541,035)	(541,035)
SGD	24,838,271	USD	19,540,000	Standard Chartered	9-17-13	—	(67,769)	(67,769)
				Bank
USD	172,785,375	AUD	187,851,027	Bank of Nova Scotia	9-17-13	$5,731,939	—	5,731,939
USD	900,444,380	CAD	946,317,134	Bank of Montreal	9-17-13	2,312,045	—	2,312,045
USD	40,930,000	CAD	42,450,550	Canadian Imperial	9-17-13	640,958	—	640,958
				Bank of Commerce
USD	319,615,000	CAD	338,068,246	Royal Bank of	9-17-13	—	(1,239,407)	(1,239,407)
				Canada
USD	59,860,000	CAD	62,943,993	State Street Bank	9-17-13	121,004	—	121,004
				and Trust Company
USD	172,530,000	CAD	180,695,946	Toronto Dominion	9-17-13	1,034,773	—	1,034,773
				Bank
USD	102,850,083	EUR	80,150,000	Deutsche Bank AG	9-17-13	—	(3,084,328)	(3,084,328)
				London
USD	180,020,985	EUR	137,481,469	HSBC Bank USA	9-17-13	—	(1,688,540)	(1,688,540)
USD	446,146,051	EUR	341,285,000	J Aron and Co NY	9-17-13	—	(4,930,997)	(4,930,997)
USD	344,750,949	GBP	223,676,887	HSBC Bank USA	9-17-13	—	(1,846,323)	(1,846,323)
USD	89,384,996	GBP	59,930,000	Royal Bank of	9-17-13	—	(3,479,201)	(3,479,201)
				Canada
USD	83,026,009	JPY	8,116,788,676	Bank of Nova Scotia	9-17-13	352,803	—	352,803
USD	81,865,000	JPY	8,072,291,420	Citibank N.A.	9-17-13	—	(354,981)	(354,981)
USD	61,335,000	JPY	6,063,589,065	Royal Bank of	9-17-13	—	(425,429)	(425,429)
				Scotland PLC
USD	40,430,000	JPY	3,985,812,155	State Street Bank	9-17-13	—	(167,320)	(167,320)
				and Trust Company
USD	40,880,000	MXN	534,453,725	Bank of Nova Scotia	9-17-13	924,975	—	924,975
USD	20,465,000	MXN	260,699,542	Royal Bank of	9-17-13	975,461	—	975,461
				Scotland PLC
USD	65,407,371	NOK	400,607,064	Deutsche Bank AG	9-17-13	—	(21,632)	(21,632)
				London
USD	3,016,624	NZD	3,919,220	Deutsche Bank AG	9-17-13	—	(9,463)	(9,463)
				London
USD	68,392,938	SEK	460,455,453	Deutsche Bank AG	9-17-13	—	(1,065,053)	(1,065,053)
				London
USD	47,135,000	SGD	59,538,178	HSBC Bank USA	9-17-13	459,403	—	459,403
USD	19,430,000	SGD	24,599,026	Standard Chartered	9-17-13	145,328	—	145,328
				Bank
USD	120,006,493	SGD	152,151,432	UBS AG	9-17-13	725,736	—	725,736
						$43,824,591	($34,676,324)	$9,148,267

48	Strategic Income Opportunities Fund | Annual report

Currency Abbreviation
AUD	Australian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CAD	Canadian Dollar	MXN	Mexican Peso	SGD	Singapore Dollar
EUR	Euro	NOK	Norwegian Krone	USD	U.S. Dollar
GBP	Pound Sterling	NZD	New Zealand Dollar

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the year ended August 31, 2013, the fund used purchased options to manage against anticipated currency exchange rate changes. During the year ended August 31, 2013, the fund held purchased options with market values ranging from $390,000 to $11.1 million, as measured at each quarter end.

During the year ended August 31, 2013, the fund wrote option contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. The following tables summarize the fund’s written options activities during the year ended August 31, 2013 and the contracts held at August 31, 2013.

	NUMBER OF
	CONTRACTS	PREMIUMS
	(EQUITY)	RECEIVED

Outstanding, beginning of period	—	—
Options written	488,580,000	$2,842,287
Options closed	—	—
Options exercised	—	—
Options expired	(365,800,000)	(2,014,555)
Outstanding, end of period	122,780,000	$827,732

Annual report | Strategic Income Opportunities Fund	49

		EXERCISE	EXPIRATION
DESCRIPTION	COUNTERPARTY	PRICE	DATE	NOTIONAL AMOUNT	PREMIUM	VALUE

Calls
EUR versus GBP	State Street	EUR 0.86	Sep 2013	40,920,000	$305,465	($48,079)
	Global Markets
USD versus JPY	Goldman	JPY 101	Sep 2013	81,860,000	522,267	(246)
	Sachs & Co.
				122,780,000	$827,732	($48,325)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Receivable/payable for	Futures†	$864,147	($1,161,724)
	futures

Foreign exchange	Investments, at value*	Purchased options	11,148,499	—
contracts
Foreign exchange	Written options, at value	Written options	—	(48,325)
contracts
Foreign exchange	Receivable/payable for	Forward foreign	43,824,591	(34,676,324)
contracts	forward foreign currency	currency contracts
	exchange contracts

* Purchased options are included in the Portfolio of investments.

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

For financial reporting purposes, the portfolio does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The fund’s exposure to counterparties subject to an ISDA is comprised of forward foreign currency assets and liabilities amounting to $43,824,591 and $34,676,324, respectively. The table below reflects certain fund exposure to counterparties subject to an ISDA for OTC derivative transactions:

	TOTAL MARKET
	VALUE OF OTC	COLLATERAL POSTED	COLLATERAL POSTED
COUNTERPARTY	DERIVATIVES	BY COUNTERPARTY	BY FUND	NET EXPOSURE

Bank of Montreal	$4,424,973	—	—	$4,424,973

Bank of Nova Scotia	6,443,094	—	—	6,443,094
Barclays Bank PLC	(762,500)	—	—	(762,500)
Canadian Imperial	3,036,177	—	—	3,036,177
Bank of Commerce
Citibank N.A.	207,032	—	—	207,032
Citigroup Global	1,352,132	—	—	1,352,132
Markets
Deutsche Bank AG	(2,691,773)	—	—	(2,691,773)
London
Goldman Sachs & Co.	864,005	—	—	864,005
HSBC Bank USA	(3,559,783)	—	—	(3,559,783)
J. Aron & Co.	480,257	—	—	480,257
Merrill Lynch	876,950	—	—	876,950

50	Strategic Income Opportunities Fund | Annual report

	TOTAL MARKET
	VALUE OF OTC	COLLATERAL POSTED	COLLATERAL POSTED
COUNTERPARTY	DERIVATIVES	BY COUNTERPARTY	BY FUND	NET EXPOSURE

Morgan Stanley &	$1,832,715	—	—	$1,832,715
Company
RBC Dominion	5,796,978	—	—	5,796,978
Securities, Inc
Royal Bank of Canada	(762,025)	—	—	(762,025)
Royal Bank of	(1,828,095)	—	—	(1,828,095)
Scotland, PLC
Standard Chartered	79,026	—	—	79,026
Bank
State Street Bank &	2,594,349	—	—	2,594,349
Trust Company
State Street	377,894	—	—	377,894
Global Markets
Toronto Dominion Bank	761,799	—	—	761,799
UBS AG	725,736	—	—	725,736

Totals	$20,248,941	—	—	$20,248,941

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2013:

	STATEMENT OF	INVESTMENTS			FOREIGN
	OPERATIONS	(PURCHASED	WRITTEN	FUTURES	CURRENCY
RISK	LOCATION	OPTIONS)	OPTIONS	CONTRACTS	TRANSACTIONS*	TOTAL

Interest rate	Net realized	—	—	$17,655,202	—	$17,655,202
contracts	gain (loss)

Foreign	Net realized	$17,155,390	$2,014,555	—	$26,044,502	$45,214,447
exchange	gain (loss)
contracts

Total		$17,155,390	$2,014,555	$17,655,202	$26,044,502	$62,869,649

*Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2013:

					TRANSLATION
					OF ASSETS AND
	STATEMENT OF	INVESTMENTS			LIABILITIES IN
	OPERATIONS	(PURCHASED	FUTURES	WRITTEN	FOREIGN
RISK	LOCATION	OPTIONS)	CONTRACTS	OPTIONS	CURRENCIES*	TOTAL

Interest rate	Change in	—	($297,577)	—	—	($297,577)
contracts	unrealized
	appreciation
	(depreciation)

Foreign currency	Change in	($4,542,991)	—	$779,407	$29,688,324	$25,924,740
contracts	unrealized
	appreciation
	(depreciation)

Total		($4,542,991)	($297,577)	$779,407	$29,688,324	$25,627,163

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Annual report | Strategic Income Opportunities Fund	51

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor), serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.700% of the first $500,000,000 of the fund’s aggregate daily net assets; (b) 0.650% of the next $3,000,000,000 of the fund’s aggregate daily net assets; and (c) 0.600% of the fund’s aggregate daily net assets in excess of $3,500,000,000. Prior to October 1, 2012, the fund paid a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.700% of the first $500,000,000 of the fund’s aggregate daily net assets; and (b) 0.650% of the fund’s aggregate daily net assets in excess of $500,000,000. Aggregate net assets include the net assets of the fund and Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust (JHVIT). The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee for certain funds (the Participating portfolios) of the Trust, John Hancock Funds, John Hancock Funds III and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to June 1, 2013, the Advisor had contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and JHVIT. The waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeded $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equaled or exceeded $100 billion. The amount of the reimbursement was calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees,

52	Strategic Income Opportunities Fund | Annual report

printing and postage, acquired fund fees and short dividend expense. This expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.

The Advisor has contractually agreed to limit the fund’s total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees and short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, to 1.17%, 1.87%, 1.22% and 0.83% for Class A, Class C, Class R2 and Class R6 shares, respectively, of the fund’s average daily net asset value, on an annual basis. The expense reimbursements and limits will continue in effect until at least December 31, 2013, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, these expense reductions amounted to $327,908, $116,181, $39,115, $16,017, $15,610 and $54,735 for Class A, Class C, Class I, Class R2, Class R6 and Class NAV shares, respectively, for the year ended August 31, 2013.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended August 31, 2013 were equivalent to the net annualized effective rate of 0.63% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amount recovered during the year ended August 31, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNT RECOVERED
FOR RECOVERY THROUGH	FOR RECOVERY THROUGH	FOR RECOVERY THROUGH	DURING THE PERIOD ENDED
AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 1, 2016	AUGUST 31, 2013

$216,558	$874,706	$414,175	$84,719

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2013 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares:

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Annual report | Strategic Income Opportunities Fund	53

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,119,542 for the year ended August 31, 2013. Of this amount, $386,763 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,697,176 was paid as sales commissions to broker-dealers and $35,603 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2013, CDSCs received by the Distributor amounted to $7,500 for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$3,283,571	$1,869,376	$70,913	$60,615
Class C	3,806,473	648,360	34,725	23,886
Class I	—	964,075	47,812	64,170
Class R2	4,174	339	18,590	343
Class R6	—	70	15,514	351

Total	$7,094,218	$3,482,220	$187,554	$149,365

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its average daily net assets.

54	Strategic Income Opportunities Fund | Annual report

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2013 and 2012 were as follows:

		Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	61,080,422	$681,318,215	44,923,133	$480,923,108
Distributions reinvested	4,301,583	47,824,678	3,623,900	38,658,078
Repurchased	(34,540,541)	(383,607,418)	(26,358,228)	(280,777,261)

Net increase	30,841,464	$345,535,475	22,188,805	$238,803,925

Class C shares

Sold	19,679,011	$219,964,173	13,544,211	$145,086,740
Distributions reinvested	1,178,892	13,107,403	888,869	9,485,466
Repurchased	(7,214,785)	(80,048,605)	(3,488,505)	(37,248,165)

Net increase	13,643,118	$153,022,971	10,944,575	$117,324,041

Class I shares

Sold	60,350,055	$674,315,722	39,399,279	$422,120,996
Distributions reinvested	3,662,002	40,724,166	2,741,590	29,289,671
Repurchased	(32,469,015)	(359,790,207)	(17,182,530)	(182,436,465)

Net increase	31,543,042	$355,249,681	24,958,339	$268,974,202

Class R2 shares[1]

Sold	511,480	$5,698,710	9,191	$100,000
Distributions reinvested	642	7,046	—	—
Repurchased	(55,871)	(613,540)	—	—

Net increase	456,251	$5,092,216	9,191	$100,000

Class R6 shares[2]

Sold	46,934	$518,512	12,457	$133,708
Distributions reinvested	703	7,775	39	419
Repurchased	(8,245)	(91,894)	(52)	(559)

Net increase	39,392	$434,393	12,444	$133,568

Class NAV shares

Sold	11,437,877	$127,135,666	9,956,137	$107,104,069
Distributions reinvested	6,015,860	66,875,691	6,966,548	74,227,831
Repurchased	(11,793,577)	(132,150,269)	(7,643,468)	(81,752,835)

Net increase	5,660,160	$61,861,088	9,279,217	$99,579,065

Total net increase	82,183,427	$921,195,824	67,392,571	$724,914,801

1 The inception date for Class R2 shares is 3-1-12.
2 The inception date for Class R6 shares is 9-1-11.

Affiliates of the fund owned 2%, 18% and 100% of shares of beneficial interest of Class R2, Class R6 and Class NAV on August 31, 2013.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $2,584,309,569 and $1,435,981,170, respectively, for the year ended August 31, 2013. Sales of U.S. Treasury obligations aggregated $47,180,530, for the year ended August 31, 2013.

Annual report | Strategic Income Opportunities Fund	55

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, affiliated fund investments may represent a significant portion of the fund’s net assets. At August 31, 2013, funds within the John Hancock funds complex held 33.13% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets at August 31, 2013:

AFFILIATED
FUND	CONCENTRATION

Lifestyle Moderate Portfolio	5.02%
Lifestyle Growth Portfolio	5.71%
Lifestyle Balanced Portfolio	12.29%

56	Strategic Income Opportunities Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Strategic Income Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Strategic Income Opportunities Fund (the “Fund”) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, brokers and agent banks, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 25, 2013

Annual report | Strategic Income Opportunities Fund	57

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2013.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

58	Strategic Income Opportunities Fund | Annual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Strategic Income Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Annual report | Strategic Income Opportunities Fund	59

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective(s); review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

60	Strategic Income Opportunities Fund | Annual report

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index and peer group average for the one-, three-, and five-year periods ended December 31, 2012.

The Board concluded that the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for this fund are higher than the peer group median and that total expenses for this fund are equal to the peer group median. The Board took into account management’s discussion of the fund’s expenses including the addition of breakpoints to its advisory and subadvisory fee rates that became effective in October 2012.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

Annual report | Strategic Income Opportunities Fund	61

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that the fund’s Subadvisor is an affiliate of the Advisor;

(h) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(j) noted that the subadvisory fees for the fund are paid by the Advisor; and

(k) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that certain breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

62	Strategic Income Opportunities Fund | Annual report

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds; and

(3) the subadvisory fee for the fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective(s), the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement. In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from

Annual report | Strategic Income Opportunities Fund	63

the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund generally has been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark and the fund’s overall performance is satisfactory;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Certain subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

64	Strategic Income Opportunities Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since
2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham,[3] Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009).

Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance Trust (since
2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

Annual report | Strategic Income Opportunities Fund	65

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson,[3] Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since
2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky,[3] Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds; Trustee and
Vice Chairperson of the Board, John Hancock retail funds, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

66	Strategic Income Opportunities Fund | Annual report

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo,[3] Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	230

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010).

Trustee, John Hancock retail funds (2005–2010 and since 2012), Trustee, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[3] Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[3] Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2012).

Annual report | Strategic Income Opportunities Fund	67

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice
President, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions).

68	Strategic Income Opportunities Fund | Annual report

John Hancock retail funds is composed of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Became a Trustee of the Trust effective December 1, 2012.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

Annual report | Strategic Income Opportunities Fund	69

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President	Independent registered
public accounting firm
Thomas M. Kinzler	PricewaterhouseCoopers LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

70	Strategic Income Opportunities Fund | Annual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	356A 8/13
MF159385	10/13

John Hancock
INVESTMENTS

John Hancock
Emerging Markets Debt Fund

Annual Report
8.31.13

A look at performance

Total returns for the period ended August 31, 2013

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge				subsidized	unsubsidized[1]

				Since				Since	as of	as of
	1-year	5-year	10-year	inception [2]	1-year	5-year	10-year	inception [2]	8-31-13	8-31-13

Class A	–8.58	—	—	4.07	–8.58	—	—	15.74	4.45	–29.68

Class I3	–3.96	—	—	5.80	–3.96	—	—	22.96	4.90	1.95

Class NAV[3,4]	–4.42	—	—	5.21	–4.42	—	—	20.47	5.15	5.06

Index†	–5.46	—	—	7.41	–5.46	—	—	29.88	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.50%. Sales charges are not applicable to Class I shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-14 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class NAV*
Net (%)	1.35	1.04	1.47
Gross (%)	2.15	2.20	1.47

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the JPMorgan EMBI Global Index.

See the following page for footnotes.

6	Emerging Markets Debt Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I3	1-4-10	$12,296	$12,296	$12,988

Class NAV[3]	1-4-10	12,047	12,047	12,988

The JPMorgan EMBI Global Index tracks the total return for traded foreign currency denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.

2 From 1-4-10.

3 For certain types of investors as described in the fund’s prospectus.

4 Class NAV shares were first offered on 6-20-13. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class NAV shares.

Annual report | Emerging Markets Debt Fund	7

Management’s discussion of
Fund performance

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Effective May 10, 2013, Roberto Sanchez-Dahl, CFA, and Paolo H. Valle replaced Daniel S. Janis, III and Thomas C. Goggins as portfolio managers of the fund. Prior to joining John Hancock Asset Management, Messrs. Sanchez-Dahl and Valle served as emerging-market debt portfolio managers at Federated Investment Management. They began their investment careers in 1993 and 1982, respectively.

Emerging-market debt posted a loss over the trailing 12 months after experiencing a significant market correction beginning in February 2012 that continued essentially through the end of the fund’s fiscal year. This period was characterized by improving economic data in the United States. This was in stark contrast to China’s economy, which had exhibited signs of slower growth and higher inflation, prompting investor concern over the resilience of commodity prices and, consequently, the growth trajectory in other Asian emerging economies. The primary driver of recent performance in emerging-market debt, however, was speculation about a less accommodating Federal Reserve Board in the United States. Fed Chairman Ben Bernanke’s suggestion in May 2013 that the board might begin to gradually slow its bond-buying program led to a sharp sell-off in a number of so-called risk assets, including emerging-market debt.

Against that backdrop, for the year ended August 31, 2013, John Hancock Emerging Markets Debt Fund’s Class A shares declined 4.30%, excluding sales charges. By comparison, the fund’s benchmark, the JPMorgan Emerging Markets Bond Index (EMBI) Global Index, declined 5.46% and the fund’s peer group, the Morningstar, Inc. emerging markets bond fund category, posted an average loss of 4.73%.† In terms of security selection, the fund’s exposure to emerging-market corporate debt contributed to performance. Regarding specific markets, the fund’s underweight position in Eastern Europe and overweight exposure to Latin America both contributed positively to performance. We are finding attractive valuations in the Middle East, where the fund holds strategic allocations. The current political situation notwithstanding, we have recently added to the fund’s positions in higher-quality credits such as the United Arab Emirates, Qatar, and Israel. The fund’s exposure to Asian countries, on the other hand, was less beneficial to relative results. We believe valuations in many of those markets appear somewhat stretched, and we are more cautious on our outlook for the region as a result.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Emerging Markets Debt Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1]

Class A	$1,000.00	$897.60	$6.46

Class I	1,000.00	899.20	4.69

	Account value	Ending value	Expenses paid during
	on 6-20-13	on 8-31-13	period ended 8-31-13[2]

Class NAV	$1,000.00	$956.40	$1.70

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Emerging Markets Debt Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1]

Class A	$1,000.00	$1,018.40	$6.87

Class I	1,000.00	1,020.30	4.99

Class NAV	1,000.00	1,020.80	4.43

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.35% and 0.98% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 Expenses are equal to the fund’s annualized expense ratio of 0.87% for Class NAV, multiplied by the average account value over the period, multiplied by 73/365 (to reflect the period since inception).

10	Emerging Markets Debt Fund | Annual report

Portfolio summary

Top 10 Issuers (32.9% of Net Assets on 8-31-13)[1,2]

Petroleos de Venezuela SA	7.2%	Government of Mexico	2.7%

Federative Republic of Brazil	6.7%	Republic of Indonesia	2.2%

Republic of Turkey	4.1%	Republic of Peru	1.5%

Republic of Philippines	2.9%	Banco do Brasil SA	1.4%

Government of Russia	2.8%	Republic of Colombia	1.4%

Portfolio Composition[1,3]

Foreign Government Obligations	31.5%	Utilities	4.2%

Energy	17.5%	Consumer Staples	1.5%

Financials	10.7%	Consumer Discretionary	1.1%

Materials	9.7%	Information Technology	0.6%

Telecommunication Services	5.3%	Short-Term Investments & Other	12.6%

Industrials	5.3%

Top 10 Countries[1,2,3]

Mexico	11.4%	Netherlands	4.8%

Brazil	9.3%	Russia	3.8%

Venezuela	8.4%	Indonesia	3.6%

Cayman Islands	6.5%	Luxembourg	3.3%

Turkey	6.5%	Philippines	3.1%

Quality Composition[1,4]

AA	1.3%	B	10.2%

A	4.0%	CCC & Below	0.8%

BBB	54.7%	Short-Term Investments & Other	12.6%

BB	16.4%

1 As a percentage of net assets on 8-31-13.

2 Cash and cash equivalents not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility, and political and social instability. The issuer or grantor of a security, or counterparty to a transaction, may be unable or unwilling to make principal, interest, or settlement payments. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies, and illiquid securities may be difficult to sell at a price approximating their value. Currency transactions are affected by fluctuations in exchange rates. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer. For additional information on these and other risk considerations, please see the fund’s prospectuses.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from those agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-13 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Emerging Markets Debt Fund	11

Fund’s investments

As of 8-31-13

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 55.9%			$109,201,659

(Cost $114,648,140)

Bermuda 0.6%				1,078,741

Qtel International Finance, Ltd. (S)	3.250	02-21-23	1,200,000	1,078,741

Brazil 2.6%				5,149,844

Cielo SA (S)	3.750	11-16-22	900,000	751,500

Vale Overseas, Ltd.	6.875	11-21-36	2,600,000	2,508,344

Votorantim Cimentos SA	7.250	04-05-41	2,100,000	1,890,000

Cayman Islands 6.5%				12,660,624

Banco BTG Pactual SA/Cayman Islands (S)	4.000	01-16-20	1,200,000	1,042,800

Banco BTG Pactual SA/Cayman Islands	5.750	09-28-22	1,000,000	863,000

Banco do Brasil SA (S)	5.875	01-19-23	400,000	370,000

Banco do Brasil SA (6.250% to 4-15-24, then
10 Year CMT + 4.398%) (Q)	6.250	04-15-24	3,000,000	2,340,000

Braskem Finance, Ltd. (Q)(S)	7.375	10-04-15	1,000,000	872,500

Grupo Aval, Ltd.	4.750	09-26-22	500,000	438,750

Hutchison Whampoa International 12, Ltd.
(6.000% to 5-7-17, then 5 Year U.S. Treasury
+ 5.176%) (Q)	6.000	05-07-17	1,650,000	1,740,750

IPIC GMTN, Ltd. (S)	6.875	11-01-41	450,000	532,125

Odebrecht Drilling Norbe VIII/IX, Ltd.	6.350	06-30-21	1,202,500	1,178,450

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	1,465,000	1,384,425

Petrobras International Finance Company	5.375	01-27-21	1,180,000	1,150,224

Voto-Votorantim Overseas Trading
Operations NV	6.625	09-25-19	700,000	747,600

Chile 1.1%				2,154,624

Corp. Nacional del Cobre de Chile	5.625	09-21-35	1,500,000	1,460,594

Empresa Nacional del Petroleo	5.250	08-10-20	700,000	694,030

Colombia 1.6%				3,127,500

Pacific Rubiales Energy Corp. (S)	5.125	03-28-23	1,500,000	1,327,500

Transportadora de Gas Internacional
SA ESP (S)	5.700	03-20-22	1,800,000	1,800,000

Hong Kong 0.5%				1,012,200

CNOOC Finance 2012, Ltd. (S)	3.875	05-02-22	1,050,000	1,012,200

12	Emerging Markets Debt Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

India 0.2%				$426,250

Reliance Industries, Ltd. (Q)(S)	5.875	02-05-18	550,000	426,250

Indonesia 1.4%				2,819,625

Pertamina Persero PT (S)	6.000	05-03-42	2,700,000	2,092,500

Perusahaan Listrik Negara PT (S)	5.250	10-24-42	1,050,000	727,125

Ireland 2.0%				3,837,120

MTS International Funding, Ltd. (S)	8.625	06-22-20	1,450,000	1,671,125

Rosneft Oil Company (S)	4.199	03-06-22	400,000	358,000

Vnesheconombank	6.902	07-09-20	1,675,000	1,807,995

Isle of Man 1.0%				1,988,000

AngloGold Ashanti Holdings PLC	8.500	07-30-20	2,000,000	1,988,000

Israel 0.7%				1,282,645

Israel Electric Corp., Ltd.	6.700	02-10-17	250,000	266,005

Israel Electric Corp., Ltd. (S)	6.875	06-21-23	1,000,000	1,016,640

Jamaica 1.0%				1,966,500

Digicel Group, Ltd.	8.250	09-30-20	1,200,000	1,272,000

Digicel Group, Ltd. (S)	8.250	09-30-20	200,000	212,000

Digicel, Ltd. (S)	6.000	04-15-21	500,000	482,500

Kazakhstan 0.9%				1,837,500

KazAgro National Management
Holding JSC (S)	4.625	05-24-23	2,100,000	1,837,500

Luxembourg 3.3%				6,456,327

Altice Financing SA (S)	7.875	12-15-19	400,000	422,200

Gazprom Neft OAO (S)	4.375	09-19-22	1,850,000	1,641,875

Russian Agricultural Bank OJSC (S)	5.100	07-25-18	2,000,000	1,987,282

Russian Agricultural Bank OJSC	7.750	05-29-18	600,000	666,720

Sberbank of Russia (S)	6.125	02-07-22	200,000	204,500

Sberbank of Russia	6.125	02-07-22	1,500,000	1,533,750

Mexico 8.7%				17,002,317

Alpek SA de CV	4.500	11-20-22	1,350,000	1,231,875

America Movil SAB de CV	3.125	07-16-22	400,000	360,191

America Movil SAB de CV	4.375	07-16-42	2,250,000	1,801,035

Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero	4.125	11-09-22	1,900,000	1,724,250

Comision Federal de Electricidad (S)	4.875	05-26-21	1,700,000	1,717,000

Credito Real SAB de CV	10.250	04-14-15	1,900,000	2,023,500

Grupo Bimbo SAB de CV (S)	4.500	01-25-22	1,000,000	987,693

Grupo Televisa SAB	8.500	03-11-32	700,000	881,408

Mexichem SAB de CV (S)	4.875	09-19-22	1,500,000	1,413,750

Mexichem SAB de CV (S)	6.750	09-19-42	1,000,000	935,000

Petroleos Mexicanos	5.500	01-21-21	1,110,000	1,175,490

Petroleos Mexicanos	6.500	06-02-41	1,050,000	1,044,750

Tenedora Nemak SA de CV (S)	5.500	02-28-23	1,825,000	1,706,375

Netherlands 4.8%				9,438,866

Bharti Airtel International Netherlands BV (S)	5.125	03-11-23	1,650,000	1,381,875

Kazakhstan Temir Zholy Finance BV (S)	6.375	10-06-20	600,000	630,000

Lukoil International Finance BV	4.563	04-24-23	1,920,000	1,732,800

See notes to financial statements	Annual report | Emerging Markets Debt Fund	13

		Maturity
	Rate (%)	date	Par value^	Value

Netherlands (continued)

Majapahit Holding BV	7.750	01-20-20	870,000	$917,850

Myriad International Holdings BV (S)	6.000	07-18-20	1,300,000	1,324,440

Petrobras Global Finance BV	4.375	05-20-23	1,350,000	1,178,601

VimpelCom Holdings BV (S)	7.504	03-01-22	1,180,000	1,191,800

Zhaikmunai LP (S)	7.125	11-13-19	1,050,000	1,081,500

Panama 0.6%				1,111,000

Banco de Credito del Peru (S)	5.375	09-16-20	1,100,000	1,111,000

Paraguay 0.5%				995,000

Telefonica Celular del Paraguay SA	6.750	12-13-22	1,000,000	995,000

Peru 1.2%				2,312,400

Volcan Cia Minera SAA (S)	5.375	02-02-22	2,460,000	2,312,400

Philippines 0.2%				466,000

Power Sector Assets & Liabilities
Management Corp.	7.250	05-27-19	400,000	466,000

Qatar 0.2%				432,000

Qatari Diar Finance QSC (S)	5.000	07-21-20	400,000	432,000

Russia 1.0%				1,908,465

EuroChem Mineral & Chemical
Company OJSC	5.125	12-12-17	1,950,000	1,908,465

Thailand 1.4%				2,734,910

PTT Global Chemical PCL (S)	4.250	09-19-22	1,200,000	1,122,012

PTTEP Canada International Finance, Ltd. (S)	6.350	06-12-42	1,600,000	1,612,898

Turkey 2.4%				4,597,375

KOC Holding AS	3.500	04-24-20	1,600,000	1,316,000

KOC Holding AS (S)	3.500	04-24-20	200,000	164,500

Mersin Uluslararasi Liman Isletmeciligi AS (S)	5.875	08-12-20	1,500,000	1,426,875

Turkiye Garanti Bankasi AS (S)	5.250	09-13-22	2,000,000	1,690,000

United Arab Emirates 1.6%				3,061,500

Abu Dhabi National Energy Company (S)	5.875	12-13-21	650,000	706,875

Dubai Electricity & Water Authority (S)	7.375	10-21-20	2,100,000	2,354,625

United Kingdom 0.7%				1,368,000

Vedanta Resources PLC (S)	7.125	05-31-23	1,600,000	1,368,000

United States 1.7%				3,389,325

BBVA Bancomer SA	6.500	03-10-21	2,150,000	2,176,875

Pemex Project Funding Master Trust	6.625	06-15-35	1,180,000	1,212,450

Venezuela 7.2%				14,005,925

Petroleos de Venezuela SA	8.500	11-02-17	11,300,000	10,096,550

Petroleos de Venezuela SA (S)	9.000	11-17-21	400,000	324,000

Petroleos de Venezuela SA	9.000	11-17-21	1,500,000	1,215,000

Petroleos de Venezuela SA	9.750	05-17-35	3,150,000	2,370,375

Virgin Islands 0.3%				581,076

Sinopec Group Overseas Development
2012, Ltd.	3.900	05-17-22	600,000	581,076

14	Emerging Markets Debt Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Foreign Government Obligations 31.5%			$61,610,672

(Cost $66,202,741)

Bahrain 1.0%				1,920,000

Kingdom of Bahrain (S)
Bond	6.125	08-01-23	2,000,000	1,920,000

Bolivia 0.2%				361,000

Republic of Bolivia
Bond	4.875	10-29-22	400,000	361,000

Brazil 6.7%				13,145,709

Federative Republic of Brazil
Bond	2.625	01-05-23	1,700,000	1,447,550
Bond	5.625	01-07-41	3,900,000	3,763,500
Bond	8.875	04-15-24	1,300,000	1,733,550
Bond	10.000	01-01-21	BRL 16,000,000	6,201,109

Colombia 1.4%				2,705,500

Republic of Colombia
Bond	4.375	07-12-21	2,000,000	2,040,000
Bond	7.375	09-18-37	550,000	665,500

Costa Rica 0.3%				497,750

Republic of Costa Rica
Bond	4.250	01-26-23	550,000	497,750

Croatia 0.9%				1,814,500

Republic of Croatia
Bond	5.500	04-04-23	1,900,000	1,814,500

Dominican Republic 0.8%				1,551,500

Government of Dominican Republic
Bond	7.500	05-06-21	1,450,000	1,551,500

Hungary 0.6%				1,218,750

Republic of Hungary
Bond	5.375	02-21-23	1,300,000	1,218,750

Indonesia 2.2%				4,383,750

Republic of Indonesia
Bond	5.375	10-17-23	1,350,000	1,269,000
Bond	5.875	03-13-20	800,000	796,000
Bond	6.625	02-17-37	2,500,000	2,318,750

Lithuania 0.8%				1,483,625

Republic of Lithuania (S)
Bond	6.625	02-01-22	1,300,000	1,483,625

Mexico 2.7%				5,275,829

Government of Mexico
Bond	6.750	09-27-34	2,100,000	2,429,700
Bond	7.750	05-29-31	MXN 9,700,000	768,511
Bond	8.500	05-31-29	MXN 22,000,000	1,884,778
Bond	10.000	12-05-24	MXN 2,000,000	192,840

Nigeria 0.5%				1,008,750

Federal Republic of Nigeria (S)
Bond	6.375	07-12-23	1,000,000	1,008,750

See notes to financial statements	Annual report | Emerging Markets Debt Fund	15

		Maturity
	Rate (%)	date	Par value^	Value

Panama 0.7%				$1,314,500

Republic of Panama
Bond	4.300	04-29-53	200,000	149,000
Bond	6.700	01-26-36	1,050,000	1,165,500

Paraguay 0.1%				182,000

Republic of Paraguay (S)
Bond	4.625	01-25-23	200,000	182,000

Peru 1.5%				2,924,000

Republic of Peru
Bond	6.550	03-14-37	1,600,000	1,808,000
Bond	7.350	07-21-25	900,000	1,116,000

Philippines 2.9%				5,677,011

Republic of Philippines
Bond	4.950	01-15-21	PHP 48,000,000	1,128,011
Bond	5.500	03-30-26	2,100,000	2,236,500
Bond	7.750	01-14-31	1,850,000	2,312,500

Russia 2.8%				5,413,060

Government of Russia
Bond	7.500	03-31-30	4,693,500	5,413,060

Turkey 4.1%				8,053,688

Republic of Turkey
Bond	6.000	01-14-41	2,650,000	2,368,438
Bond	6.250	09-26-22	3,200,000	3,288,800
Bond	6.875	03-17-36	1,300,000	1,298,700
Bond	7.000	03-11-19	1,000,000	1,097,750

Uruguay 0.1%				238,500

Republic of Uruguay
Bond	7.625	03-21-36	200,000	238,500

Venezuela 1.2%				2,441,250

Republic of Venezuela
Bond	9.375	01-13-34	3,150,000	2,441,250

16	Emerging Markets Debt Fund | Annual report	See notes to financial statements

	Par value	Value

Short-Term Investments 7.8%	$15,287,000

(Cost $15,287,000)

Repurchase Agreement 7.8%		15,287,000

Barclays Tri-Party Repurchase Agreement dated 8-30-13 at 0.040%
to be repurchased at $13,209,059 on 9-3-13, collateralized by
$13,872,300 U.S. Treasury Note, 0.750% due 3-31-18 (valued at
$13,473,329, including interest)	$13,209,000	13,209,000

Repurchase Agreement with State Street Corp. dated 8-30-13
at 0.000% to be repurchased at $2,078,000 on 9-3-13,
collateralized by $2,100,000 U.S. Treasury Note, 1.000% due
8-31-16 (valued at $2,122,911, including interest)	2,078,000	2,078,000

Total investments (Cost $196,137,881)† 95.2%	$186,099,331

Other assets and liabilities, net 4.8%		$9,430,807

Total net assets 100.0%	$195,530,138

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

BRL Brazilian Real

CMT Constant Maturity Treasury

MXN Mexican Peso

PHP Philippine Peso

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $56,109,281 or 28.7% of the fund’s net assets as of 8-31-13.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $196,246,995. Net unrealized depreciation aggregated $10,147,664, of which $60,872 related to appreciated investment securities and $10,208,536 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 8-31-13:

Foreign Government Obligations	31.5%
Energy	17.5%
Financials	10.7%
Materials	9.7%
Telecommunication Services	5.3%
Industrials	5.3%
Utilities	4.2%
Consumer Staples	1.5%
Consumer Discretionary	1.1%
Information Technology	0.6%
Short-Term Investments & Other	12.6%

Total	100.0%

See notes to financial statements	Annual report | Emerging Markets Debt Fund	17

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 8-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $196,137,881)	$186,099,331
Cash	5,726,751
Foreign currency, at value (Cost $853,996)	826,677
Receivable for forward foreign currency exchange contracts	16,926
Dividends and interest receivable	3,019,942
Receivable due from advisor	8,898
Other receivables and prepaid expenses	39,472

Total assets	195,737,997

Liabilities

Payable for forward foreign currency exchange contracts	92,653
Payable for fund shares repurchased	12,698
Distributions payable	721
Payable to affiliates
Accounting and legal services fees	2,192
Transfer agent fees	65
Trustees’ fees	56
Other liabilities and accrued expenses	99,474

Total liabilities	207,859

Net assets	$195,530,138

Net assets consist of

Paid-in capital	$204,893,234
Undistributed net investment income	75,006
Accumulated net realized gain (loss) on investments and foreign
currency transactions	705,067
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(10,143,169)

Net assets	$195,530,138

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A1 ($95,012 ÷ 10,163 shares)	$9.35
Class I ($745,627 ÷ 79,745 shares)	$9.35
Class NAV ($194,689,499 ÷ 20,839,122 shares)	$9.34

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$9.79

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering prices is reduced.

18	Emerging Markets Debt Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the year ended 8-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$2,052,913
Less foreign taxes withheld	(1,148)

Total investment income	2,051,765

Expenses

Investment management fees	289,969
Distribution and service fees	30,800
Accounting and legal services fees	5,171
Transfer agent fees	20,893
Trustees’ fees	332
State registration fees	2,514
Printing and postage	2,380
Professional fees	68,199
Custodian fees	20,224
Registration and filing fees	31,286
Other	4,584

Total expenses before reductions and amounts recaptured	476,352
Net expense reductions and amounts recaptured	(76,494)

Total expenses	399,858

Net investment income	1,651,907

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	1,157,618
Foreign currency transactions	(94,364)

1,063,254
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(10,555,862)
Translation of assets and liabilities in foreign currencies	(107,731)

(10,663,593)

Net realized and unrealized loss	(9,600,339)

Decrease in net assets from operations	($7,948,432)

See notes to financial statements	Annual report | Emerging Markets Debt Fund	19

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of portfolio share transactions.

	Year	Year
	ended	ended
	8-31-13[1]	8-31-12

Increase (decrease) in net assets

From operations
Net investment income	$1,651,907	$938,726
Net realized gain	1,063,254	149,188
Change in net unrealized appreciation (depreciation)	(10,663,593)	306,095

Increase (decrease) in net assets resulting from operations	(7,948,432)	1,394,009

Distributions to shareholders
From net investment income
Class A	(508,291)	(766,553)
Class I	(139,370)	(203,614)
Class NAV	(1,117,429)	—
From net realized gain
Class A	(277,644)	(235,210)
Class I	(69,411)	(58,710)

Total distributions	(2,112,145)	(1,264,087)

From Fund share transactions	189,902,247	(19,976)

Total increase	179,841,670	109,946

Net assets

Beginning of year	15,688,468	15,578,522

End of year	$195,530,138	$15,688,468

Undistributed net investment (loss)	$75,006	($81,512)

1 The inception date for Class NAV shares is 6-20-13.

20	Emerging Markets Debt Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.46	$10.37	$10.54	$10.00
Net investment income[2]	0.53	0.62	0.61	0.34
Net realized and unrealized gain (loss) on investments	(0.92)	0.31	(0.03)	0.58
Total from investment operations	(0.39)	0.93	0.58	0.92
Less distributions
From net investment income	(0.49)	(0.64)	(0.68)	(0.38)
From net realized gain	(0.23)	(0.20)	(0.07)	—
Total distributions	(0.72)	(0.84)	(0.75)	(0.38)
Net asset value, end of period	$9.35	$10.46	$10.37	$10.54
Total return (%)[3,4]	(4.30)	9.62	5.63	9.36[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	$13	$12	$13
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.86	1.99	1.82	1.85[7]
Expenses including reductions and amounts recaptured	1.35	1.35	1.35	1.25[7]
Net investment income	4.90	6.12	5.82	5.09[7]
Portfolio turnover (%)	92	191	123	112

1 The inception date for Class A shares is 1-4-10.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements	Annual report | Emerging Markets Debt Fund	21

CLASS I SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.46	$10.37	$10.54	$10.00
Net investment income[2]	0.56	0.66	0.67	0.36
Net realized and unrealized gain (loss) on investments	(0.91)	0.31	(0.04)	0.58
Total from investment operations	(0.35)	0.97	0.63	0.94
Less distributions
From net investment income	(0.53)	(0.68)	(0.73)	(0.40)
From net realized gain	(0.23)	(0.20)	(0.07)	—
Total distributions	(0.76)	(0.88)	(0.80)	(0.40)
Net asset value, end of period	$9.35	$10.46	$10.37	$10.54
Total return (%)[3]	(3.96)	10.06	6.12	9.62[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$3	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.52	1.64	1.41	1.51[5]
Expenses including reductions and amounts recaptured	0.98	0.95	0.88	0.88[5]
Net investment income	5.26	6.52	6.28	5.47[5]
Portfolio turnover (%)	92	191	123	112

1 The inception date for Class I shares is 1-4-10.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.

CLASS NAV SHARES Period ended	8-31-13[1]

Per share operating performance

Net asset value, beginning of period	$9.84
Net investment income[2]	0.07
Net realized and unrealized loss on investments	(0.50)
Total from investment operations	(0.43)
Less distributions
From net investment income	(0.07)
Total distributions	(0.07)
Net asset value, end of period	$9.34
Total return (%)[3]	(4.36)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$195
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.90[5]
Expenses including reductions and amounts recaptured	0.87[5]
Net investment income	3.73[5]
Portfolio turnover (%)	92[6]

1 The inception date of Series NAV shares is 6-20-13.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

22	Emerging Markets Debt Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of assets and liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities

Annual report | Emerging Markets Debt Fund	23

will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

24	Emerging Markets Debt Fund | Annual report

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $200 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the year ended August 31, 2013 were $412. For the year ended August 31, 2013, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Annual report | Emerging Markets Debt Fund	25

As of August 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually. The tax character of distributions for the years ended August 31, 2013 and August 31, 2012 was as follows:

	AUGUST 31, 2013	AUGUST 31, 2012

Ordinary Income	$1,842,355	$1,076,006
Long-Term Capital Gain	$269,790	$188,081

Total	$2,112,145	$1,264,087

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2013, the components of distributable earnings on a tax basis consisted of $365,668 of undistributed ordinary and $448,513 of undistributed long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to characterization of distributions and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Non-deliverable forwards, currency options and cash settled currency swaps are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

26	Emerging Markets Debt Fund | Annual report

This right to close out and net payments across all transactions traded under the ISDA could result in a reduction of the fund’s risk to a counterparty equal to any amounts payable by the fund, if any.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended August 31, 2013, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund. During the year ended August 31, 2013, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging up to approximately $3.6 million, as measured at each quarter end. The following table summarizes the contracts held at August 31, 2013.

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

INR	61,400,000	USD	1,000,000	J Aron & Company NY	10-15-13	—	($80,802)	($80,802)
EUR	500,000	USD	643,925	State Street Bank &	9-17-13	$16,926	—	16,926
				Trust Company
USD	649,000	EUR	500,000	State Street Bank &	9-17-13	—	(11,851)	(11,851)
				Trust Company
						$16,926	($92,653)	($75,727)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/payable for	Forward foreign	$16,926	($92,653)
contracts	forward foreign currency	currency
	exchange contracts	contracts

Annual report | Emerging Markets Debt Fund	27

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2013:

RISK	STATEMENT OF OPERATIONS LOCATION	FOREIGN CURRENCY TRANSACTIONS*

Foreign exchange contracts	Net realized gain (loss)	($8,235)

*Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2013:

		TRANSLATION OF ASSETS AND
RISK	STATEMENT OF OPERATIONS LOCATION	LIABILITIES IN FOREIGN CURRENCIES*

Foreign exchange contracts	Change in unrealized appreciation	($79,046)
	(depreciation)

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.725% of the first $250,000,000 of the Fund’s average daily net assets, (b) 0.700% of the next $500,000,000, and (c) 0.675% of the Fund’s average daily net assets in excess of $750,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliated of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee for certain funds (the Participating portfolios) of the Trust, John Hancock Funds, John Hancock Funds III and John Hancock Variable Insurance Trust (JHVIT). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating portfolios in proportion to the daily net assets of each fund.

28	Emerging Markets Debt Fund | Annual report

This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to June 1, 2013, the Advisor contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and JHVIT. The waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeded $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equaled or exceeded $100 billion. The amount of the reimbursement was calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.35% and 1.04%, for Class A and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees and expenses, short dividend expense and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee or other expenses of the fund if certain expenses of the fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

Accordingly, these expense reductions amounted to $54,443, $14,182 and $14,777 for Class A, Class I and Class NAV shares, respectively, for the year ended August 31, 2013.

The investment management fees, including the impact of the waivers, reimbursements and amounts recaptured described above, incurred for the year ended August 31, 2013 were equivalent to a net annual effective rate of 0.53% of the Fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	DURING THE PERIOD
AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 1, 2016	ENDED AUGUST 31, 2013

$71,524	$92,950	$81,330	$6,908

Amounts recovered by class

CLASS A	CLASS I	CLASS NAV	TOTAL

$1,296	$81	$5,531	$6,908

Annual report | Emerging Markets Debt Fund	29

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2013 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays contractual rates of distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets of 0.30% for Class A shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor. For the year ended August 31, 2013, no sales charges were assessed.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2013, the fund did not pay CDSCs for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE REGISTRATION	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	FEES	POSTAGE

Class A	$30,800	$18,161	$1,257	$1,904
Class I	—	2,732	1,257	476
Total	$30,800	$20,893	$2,514	$2,380

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its average daily net assets.

30	Emerging Markets Debt Fund | Annual report

Note 6 — Fund share transactions

Transactions in fund shares for the year ended August 31, 2013 and for the year ended August 31, 2012 were as follows:

		Year ended 8-31-13	Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class A shares

Repurchased	(1,189,837)	($11,707,996)	(1,859)	($19,976)

Net decrease	(1,189,837)	($11,707,996)	(1,859)	($19,976)

Class I shares

Sold	69,347	$670,273	—	—
Distributions reinvested	235	2,195	—	—
Repurchased	(289,837)	(2,851,996)	—	—

Net increase (decrease)	(220,255)	($2,179,528)	—	—

Class NAV shares[1]

Sold	20,823,611	$203,637,438	—	—
Distributions reinvested	118,195	1,117,429	—	—
Repurchased	(102,684)	(965,096)	—	—

Net increase	20,839,122	$203,789,771	—	—

Total net increase	19,429,030	$189,902,247	(1,859)	($19,976)

1 The inception date for Class NAV shares is 6-20-13.

Affiliates of the fund owned 100%, 13% and 100% of shares of beneficial interest of Class A, Class I and Class NAV, respectively, on August 31, 2013.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $202,526,030 and $36,418,239, respectively, for the year ended August 31, 2013. Purchases and sales of U.S. Treasury obligations aggregated $1,150,996 and $1,145,576, respectively, for the year ended August 31, 2013.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, the affiliated fund investments may represent a significant portion of the fund’s net assets. At August 31, 2013, funds within the John Hancock funds complex held 99.5% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets at August 31, 2013:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Balanced Portfolio	33.0%
John Hancock Lifestyle Growth Portfolio	20.7%
John Hancock Lifestyle Conservative Portfolio	18.6%
John Hancock Lifestyle Moderate Portfolio	16.6%

Annual report | Emerging Markets Debt Fund	31

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and the Shareholders of
John Hancock Emerging Markets Debt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Emerging Markets Debt Fund (the “Fund”) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 25, 2013

32	Emerging Markets Debt Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2013.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $269,790 in capital gain dividends.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Emerging Markets Debt Fund	33

Special Shareholder Meeting (unaudited)

On August 7, 2013 a Special Meeting of the Shareholders of Emerging Markets Debt Fund (the fund), a series of John Hancock Funds II, was held at 601 Congress Street, Boston, Massachusetts at 3:00 p.m., Eastern Time for the purpose of considering and voting upon:

Proposal: To change the fund’s diversification investment policy, as defined in the Investment Company Act of 1940, as amended, from “diversified” to “non-diversified.”

FOR	AGAINST	ABSTAIN

15,345,615.37	0	0

34	Emerging Markets Debt Fund | Annual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Emerging Markets Debt Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Annual report | Emerging Markets Debt Fund	35

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective(s); review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

36	Emerging Markets Debt Fund | Annual report

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index and peer group average for the one-year period ended December 31, 2012.

The Board took into account management’s discussion of the fund’s performance and noted that the fund had a limited performance history since inception on December 31, 2009. The Board noted the fund’s favorable performance relative to its benchmark index and peer group for the one-year period.

The Board concluded that the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for this fund are lower than the peer group median and that total expenses for this fund are higher than the peer group median. The Board took into account management’s discussion of the fund’s expenses. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement which reduces certain expenses of the fund.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the sub-advisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain share classes of the fund. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

Annual report | Emerging Markets Debt Fund	37

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that the fund’s Subadvisor is an affiliate of the Advisor;

(h) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(j) noted that the subadvisory fees for the fund are paid by the Advisor; and

(k) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

38	Emerging Markets Debt Fund | Annual report

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds; and

(3) the subadvisory fee for the fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective(s), the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Annual report | Emerging Markets Debt Fund	39

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement. In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund generally has been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark and the fund’s overall performance is satisfactory;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

40	Emerging Markets Debt Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since
2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham,[3] Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009).

Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance Trust (since
2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

Annual report | Emerging Markets Debt Fund	41

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson,[3] Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since
2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky,[3] Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds; Trustee and
Vice Chairperson of the Board, John Hancock retail funds, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

42	Emerging Markets Debt Fund | Annual report

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo,[3] Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	230

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010).

Trustee, John Hancock retail funds (2005–2010 and since 2012), Trustee, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[3] Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[3] Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2012).

Annual report | Emerging Markets Debt Fund	43

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice
President, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions).

44	Emerging Markets Debt Fund | Annual report

John Hancock retail funds is composed of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Became a Trustee of the Trust effective December 1, 2012.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

Annual report | Emerging Markets Debt Fund	45

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President	Independent registered
public accounting firm
Thomas M. Kinzler	PricewaterhouseCoopers LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

46	Emerging Markets Debt Fund | Annual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	358A 8/13
MF159392	10/13

John Hancock Investments

John Hancock
Emerging Markets Fund

Annual Report
8.31.13

A look at performance

Total returns for the period ended August 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception [1]	1-year	5-year	10-year	inception [1]

Class A	–3.91	2.05	—	0.90	–3.91	10.66	—	5.86

Class I2	1.13	3.46	—	2.08	1.13	18.52	—	13.96

Class R6[2]	1.12	3.49	—	2.11	1.12	18.71	—	14.17

Class NAV[2]	1.25	3.61	—	2.23	1.25	19.40	—	14.99

Index†	0.87	2.20	—	2.09	0.87	11.50	—	13.99

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for Class A and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Net (%)	1.75	1.23	1.22	1.07
Gross (%)	2.00	1.23	20.83	1.07

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

6	Emerging Markets Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I2	5-1-07	$11,396	$11,396	$11,399

Class R6[2]	5-1-07	11,417	11,417	11,399

Class NAV[2]	5-1-07	11,499	11,499	11,399

MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 5-1-07 is the inception date for the oldest class of shares, Class NAV shares. Class A shares and Class I shares were first offered on 3-31-11; Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, and Class R6 shares, as applicable.

2 For certain types of investors, as described in the fund’s prospectuses.

Annual report | Emerging Markets Fund	7

Management’s discussion of
Fund performance

Dimensional Fund Advisors LP

Emerging-market stocks trailed developed-market equities in the 12 months ended August 31, 2013. In the initial months of the period, emerging-market equities posted solid returns as central banks in the United States and Europe embraced accommodative monetary policies. These policies served as a potential catalyst for increased demand for goods and services from emerging markets, as well as increased flow of capital from developed nations. But early in 2013, the emerging markets began to underperform developed markets, as the outlook for many emerging-market economies worsened. In mid-May through mid-June, emerging-market equities tumbled amid indications that global credit conditions could tighten.

In the 12 months ended August 31, 2013, John Hancock Emerging Markets Fund’s Class A shares returned 0.60%, excluding sales charges, compared with the 0.87% return for the fund’s benchmark, the MSCI Emerging Markets Index, and the 1.46% average return of the diversified emerging-market funds category as tracked by Morningstar, Inc.† Key detractors to performance were the fund’s underexposure to growth equities, particularly in India, and the fund’s underweight exposure to information technology relative to its benchmark. While small-cap stocks generally outperformed large-cap equities in the emerging markets during the period, the fund’s stock selection within the largest companies was a more significant detractor than its allocation in that market segment. Despite their outperformance broadly in emerging markets, small-cap stocks underperformed in Indian markets, and, as a result, Indian stocks in the fund posted negative returns that were sharper than the average loss of Indian stocks in the benchmark. Stock selection in Russia also detracted from results. Information technology was the strongest-performing sector during the period, and the fund’s modest underweight in this sector was a detractor.

The chief contributor to performance was the fund’s greater exposure to mid- and small-cap stocks than its benchmark index, as those stocks outpaced large caps that were held at smaller weights. In Taiwan, the fund’s relative overweight exposure aided performance. Stock selection in Mexico, China, and Thailand also contributed.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Emerging Markets Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1]

Class A	$1,000.00	$888.70	$8.28

Class I	1,000.00	891.30	5.77

Class R6	1,000.00	891.30	5.82

Class NAV	1,000.00	891.40	5.20

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Emerging Markets Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1]

Class A	$1,000.00	$1,016.40	$8.84

Class I	1,000.00	1,019.10	6.16

Class R6	1,000.00	1,019.10	6.21

Class NAV	1,000.00	1,019.70	5.55

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.74%, 1.21%, 1.22%, and 1.09% for Class A, Class I, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Emerging Markets Fund | Annual report

Portfolio summary

Top 10 Holdings (9.5% of Net Assets on 8-31-13)[1,2]

Samsung Electronics Company, Ltd.	1.8%	Industrial & Commercial Bank of China,
		Ltd., H Shares	0.9%
Gazprom OAO, ADR	1.2%
		China Mobile, Ltd., ADR	0.7%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1.1%	Lukoil OAO, ADR	0.7%

Hyundai Motor Company	1.0%	Cemex SAB de CV, ADR	0.6%

China Construction Bank		Reliance Industries, Ltd.	0.6%
Corp., H Shares	0.9%

Sector Composition[1,3]

Financials	25.3%	Energy	9.6%

Information Technology	12.8%	Consumer Staples	8.3%

Materials	11.9%	Telecommunication Services	4.5%

Consumer Discretionary	11.1%	Utilities	3.2%

Industrials	11.0%	Health Care	2.3%

Top 10 Countries[1,2,3]

South Korea	16.2%	India	6.0%

Taiwan	15.2%	Mexico	5.7%

Brazil	10.8%	Hong Kong	5.4%

China	10.5%	Malaysia	4.6%

South Africa	7.6%	Russia	3.1%

1 As a percentage of net assets on 8-31-13.

2 Cash and cash equivalents not included.

3 The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment, as well as greater social, economic, regulatory and political uncertainties than more developed countries. Value stocks may not increase in price as anticipated or may decline further in value. The prices of medium- and small-company stocks can change more frequently and dramatically than those of large-company stocks. If the fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund’s investments. The use of hedging and derivatives transactions could produce disproportionate gains or losses and increase volatility and costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectuses.

Annual report | Emerging Markets Fund	11

Fund’s investments

Summary of fund’s investments as of 8-31-13
(showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR is also available on the SEC’s website at http://www.sec.gov.

			% of
			Net
	Shares	Value	Assets

Common Stocks 98.1%		$2,219,204,484

(Cost $2,174,826,188)

Australia 0.0%		$278,183	0.0%

Brazil 8.9%		201,820,466	8.9%

Banco Bradesco SA, ADR (L)	605,607	7,037,153	0.3%

BM&F Bovespa SA	1,969,328	9,648,754	0.4%

BRF—Brasil Foods SA, ADR (L)	424,492	9,852,459	0.4%

Embraer SA, ADR (L)	175,929	5,796,861	0.3%

Gerdau SA, ADR	894,088	6,419,552	0.3%

Itau Unibanco Holding SA, ADR	711,322	8,656,789	0.4%

Petroleo Brasileiro SA	97,783	654,496	0.0%

Petroleo Brasileiro SA, ADR (L)	671,572	9,079,653	0.4%

Petroleo Brasileiro SA, ADR, Class A (L)	837,292	11,939,784	0.5%

Vale SA, ADR, Ordinary A Shares (L)	622,881	8,975,715	0.4%

Vale SA, ADR, Preference A Shares	530,973	6,892,030	0.3%

OTHER SECURITIES		116,867,220	5.2%

Cayman Islands 0.0%		27,367	0.0%

Chile 1.8%		39,586,413	1.8%

China 10.5%		238,135,714	10.5%

Bank of China, Ltd., H Shares	32,504,075	13,656,913	0.6%

China Construction Bank Corp., H Shares	26,957,000	19,689,802	0.9%

China Petroleum & Chemical Corp., ADR	153,771	11,068,437	0.5%

CNOOC, Ltd.	3,800,000	7,603,468	0.3%

Industrial & Commercial Bank of China, Ltd.,
H Shares	29,947,000	19,554,283	0.9%

PetroChina Company, Ltd., H Shares	5,734,000	6,240,084	0.3%

Tencent Holdings, Ltd.	278,800	13,019,799	0.6%

OTHER SECURITIES		147,302,928	6.4%

12	Emerging Markets Fund | Annual report	See notes to financial statements

			% of
			Net
	Shares	Value	Assets

Colombia 0.8%		$18,929,950	0.8%

Bancolombia SA, ADR (L)	111,261	6,127,143	0.3%

Ecopetrol SA, ADR (L)	123,231	5,503,496	0.2%

OTHER SECURITIES		7,299,311	0.3%

Cyprus 0.1%		2,387,882	0.1%

Czech Republic 0.3%		6,843,477	0.3%

Egypt 0.0%		846,564	0.0%

Guernsey Channel Islands 0.0%		310,227	0.0%

Hong Kong 5.4%		122,409,023	5.4%

China Mobile, Ltd., ADR (L)	297,443	16,052,999	0.7%

China Unicom Hong Kong, Ltd., ADR	440,723	6,632,881	0.3%

OTHER SECURITIES		99,723,143	4.4%

Hungary 0.3%		7,522,610	0.3%

India 6.0%		135,960,805	6.0%

ICICI Bank, Ltd., ADR	418,769	10,896,369	0.5%

Reliance Industries, Ltd.	1,071,055	13,783,840	0.6%

OTHER SECURITIES		111,280,596	4.9%

Indonesia 3.0%		67,801,434	3.0%

Israel 0.0%		174,712	0.0%

Luxembourg 0.0%		76,681	0.0%

Malaysia 4.6%		104,306,917	4.6%

Malayan Banking BHD	2,293,844	6,966,575	0.3%

OTHER SECURITIES		97,340,342	4.3%

Malta 0.1%		1,575,131	0.1%

Mexico 5.7%		128,362,214	5.7%

Alfa SAB de CV, Class A	3,600,021	8,932,018	0.4%

Arca Continental SAB de CV	1,109,817	7,125,223	0.3%

Cemex SAB de CV, ADR (I)(L)	1,296,379	14,571,300	0.6%

Fomento Economico Mexicano SAB de
CV, ADR	114,228	10,780,839	0.5%

Grupo Financiero Banorte SAB de CV, Series O	1,707,270	10,512,469	0.5%

Organizacion Soriana SAB de CV, Series B	1,793,812	5,625,382	0.2%

OTHER SECURITIES		70,814,983	3.2%

Netherlands 0.2%		3,231,051	0.2%

Peru 0.1%		1,828,545	0.1%

Philippines 1.4%		32,009,911	1.4%

Poland 1.9%		42,836,916	1.9%

Russia 3.1%		69,659,473	3.1%

Gazprom OAO, ADR	3,348,554	26,276,994	1.2%

Lukoil OAO, ADR	259,750	15,031,409	0.7%

Sberbank of Russia, ADR	902,724	9,492,465	0.4%

OTHER SECURITIES		18,858,605	0.8%

See notes to financial statements	Annual report | Emerging Markets Fund	13

			% of
			Net
	Shares	Value	Assets

South Africa 7.6%		$171,266,361	7.6%

MTN Group, Ltd. (L)	598,222	10,930,163	0.5%

Naspers, Ltd.	135,541	11,184,340	0.5%

Sanlam, Ltd.	1,777,252	7,956,932	0.4%

Sasol, Ltd.	228,205	10,694,849	0.5%

Standard Bank Group, Ltd.	700,342	7,799,559	0.3%

OTHER SECURITIES		122,700,518	5.4%

South Korea 16.2%		365,609,472	16.2%

Hana Financial Group, Inc.	276,534	8,685,413	0.4%

Hyundai Mobis	25,781	6,446,776	0.3%

Hyundai Motor Company	99,966	22,301,474	1.0%

KB Financial Group, Inc., ADR	207,207	6,549,813	0.3%

Kia Motors Corp.	121,279	7,299,955	0.3%

LG Display Company, Ltd., ADR (I)(L)	430,228	5,584,359	0.2%

Samsung C&T Corp.	132,369	6,792,925	0.3%

Samsung Electronics Company, Ltd.	33,516	41,137,682	1.8%

Samsung Electronics Company, Ltd., GDR	2,125	1,292,664	0.1%

Samsung SDI Company, Ltd.	36,218	5,475,563	0.2%

Shinhan Financial Group Company, Ltd.,
ADR (L)	280,960	10,058,368	0.4%

OTHER SECURITIES		243,984,480	10.9%

Taiwan 15.2%		343,066,249	15.2%

Hon Hai Precision Industry Company, Ltd.	5,010,860	13,526,569	0.6%

Taiwan Semiconductor Manufacturing
Company, Ltd.	7,683,000	25,497,067	1.1%

OTHER SECURITIES		304,042,613	13.5%

Thailand 3.0%		67,873,500	3.0%

Turkey 1.9%		43,769,111	1.9%

Ukraine 0.0%		594,024	0.0%

United States 0.0%		104,101	0.0%

Preferred Securities 1.9%		$42,827,250

(Cost $54,077,585)

Brazil 1.9%		41,597,819	1.9%

Petroleo Brasileiro SA	357,356	2,516,222	0.1%

OTHER SECURITIES		39,081,597	1.8%

Chile 0.0%		632,011	0.0%

Colombia 0.0%		597,420	0.0%

Warrants 0.0%		$37,091

(Cost $0)		37,091	0.0%

Rights 0.0%		$75,447

(Cost $0)		75,447	0.0%

14	Emerging Markets Fund | Annual report	See notes to financial statements

				% of
				Net
			Value	Assets

Units 0.0%			$277,663

(Cost $413,256)

Brazil 0.0%			277,663	0.0%

				% of
				Net
	Par value		Value	Assets

Corporate Bonds 0.0%			$3

(Cost $5)

Malaysia 0.0%			$3	0.0%

				% of
				Net
	Yield (%)	Shares	Value	Assets

Securities Lending Collateral 9.1%		$206,083,336

(Cost $206,021,566)

John Hancock Collateral Investment Trust (W)	0.1754 (Y)	20,592,477	$206,083,336	9.1%

Short-Term Investments 0.1%			$3,572,597

(Cost $3,572,597)

Money Market Funds 0.1%			$3,572,597	0.1%

Total investments (Cost $2,438,911,197)† 109.2%		$2,472,077,871		109.2%

Other assets and liabilities, net (9.2%)		($209,200,280)		(9.2)%

Total net assets 100.0%		$2,262,877,591		100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-13.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-13.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $2,451,318,790. Net unrealized appreciation aggregated $20,759,081, of which $443,546,962 related to appreciated investment securities and $422,787,881 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 8-31-13:

Financials	25.3%
Information Technology	12.8%
Materials	11.9%
Consumer Discretionary	11.1%
Industrials	11.0%
Energy	9.6%
Consumer Staples	8.3%
Telecommunication Services	4.5%
Utilities	3.2%
Health Care	2.3%

100.0%

See notes to financial statements	Annual report | Emerging Markets Fund	15

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 8-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,232,889,631)
including $197,378,928 of securities loaned	$2,265,994,535
Investments in affiliated issuers, at value (Cost $206,021,566)	206,083,336

Total investments, at value (Cost $2,438,911,197)	2,472,077,871
Cash	601
Foreign currency, at value (Cost $7,402,679)	7,310,834
Receivable for investments sold	124,700
Receivable for fund shares sold	345,767
Dividends and interest receivable	6,097,709
Receivable for securities lending income	173,550
Receivable due from advisor	92
Other receivables and prepaid expenses	40,068

Total assets	2,486,171,192

Liabilities

Payable for investments purchased	762,767
Payable for fund shares repurchased	15,771,521
Payable upon return of securities loaned	206,073,218
Payable to affiliates
Accounting and legal services fees	26,179
Transfer agent fees	11,006
Trustees’ fees	1,271
Other liabilities and accrued expenses	647,639

Total liabilities	223,293,601

Net assets	$2,262,877,591

Net assets consist of

Paid-in capital	$2,267,928,681
Undistributed net investment income	20,702,661
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(58,784,293)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	33,030,542

Net assets	$2,262,877,591

16	Emerging Markets Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($31,959,696 ÷ 3,336,369 shares)[1]	$9.58
Class I ($67,485,625 ÷ 7,035,865 shares)	$9.59
Class R6 ($101,339 ÷ 10,571 shares)	$9.59
Class NAV ($2,163,330,931 ÷ 225,294,848 shares)	$9.60

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$10.08

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Emerging Markets Fund	17

FINANCIAL STATEMENTS

Statement of operations For the year ended 8-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$63,435,433
Securities lending	1,677,770
Interest	7,449
Less foreign taxes withheld	(7,612,064)

Total investment income	57,508,588

Expenses

Investment management fees	22,927,838
Distribution and service fees	67,483
Accounting and legal services fees	318,383
Transfer agent fees	156,646
Trustees’ fees	29,163
State registration fees	51,453
Printing and postage	22,030
Professional fees	81,386
Custodian fees	2,578,058
Registration and filing fees	36,898
Other	52,997

Total expenses before reductions and amounts recaptured	26,322,335
Net expense reductions and recapture	(96,702)

Net expenses	26,225,633

Total investment income	31,282,955

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	34,592,099[1]
Investments in affiliated issuers	1,287
Foreign currency transactions	(579,896)

34,013,490
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(43,048,427)
Investments in affiliated issuers	(4,014)
Translation of assets and liabilities in foreign currencies	(130,221)

(43,182,662)

Net realized and unrealized loss	(9,169,172)

Increase in net assets from operations	$22,113,783

1 Net India foreign taxes of $2,092.

18	Emerging Markets Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	8-31-13	8-31-12

Increase (decrease) in net assets

From operations
Net investment income	$31,282,955	$31,193,905
Net realized gain (loss)	34,013,490	(92,101,913)
Change in net unrealized appreciation (depreciation)	(43,182,662)	(144,193,117)

Increase (decrease) in net assets resulting from operations	22,113,783	(205,101,125)

Distributions to shareholders
From net investment income
Class A	(130,173)	(33,580)
Class I	(1,141,447)	(1,647,362)
Class R6	(1,209)	(1,145)
Class NAV	(30,510,643)	(25,137,707)
From net realized gain
Class A	—	(5,904)
Class I	—	(164,181)
Class R6	—	(100)
Class NAV	—	(2,189,373)

Total distributions	(31,783,472)	(29,179,352)

From Fund share transactions	25,588,956	127,785,626

Total increase (decrease)	15,919,267	(106,494,851)

Net assets

Beginning of year	2,246,958,324	2,353,453,175

End of year	$2,262,877,591	$2,246,958,324

Undistributed net investment income	$20,702,661	$21,477,769

See notes to financial statements	Annual report | Emerging Markets Fund	19

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-13	8-31-12	8-31-11[1]

Per share operating performance

Net asset value, beginning of period	$9.59	$10.65	$12.23
Net investment income[2]	0.09	0.11	0.10
Net realized and unrealized loss on investments	(0.03)	(1.10)	(1.68)
Total from investment operations	0.06	(0.99)	(1.58)
Less distributions
From net investment income	(0.07)	(0.06)	—
From net realized gain	—	(0.01)	—
Total distributions	(0.07)	(0.07)	—
Net asset value, end of period	$9.58	$9.59	$10.65
Total return (%)[3,4]	0.60	(9.25)	(12.92)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$32	$14	$4
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.66	1.96	2.26[6]
Expenses including reductions and amounts recaptured	1.74	1.75	1.75[6]
Net investment income	0.85	1.10	2.29[6]
Portfolio turnover (%)	7	23	11[7]

1 The inception date for Class A shares is 3-31-11.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

20	Emerging Markets Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	8-31-13	8-31-12	8-31-11[1]

Per share operating performance

Net asset value, beginning of period	$9.60	$10.67	$12.23
Net investment income[2]	0.13	0.11	0.13
Net realized and unrealized loss on investments	(0.01)	(1.06)	(1.69)
Total from investment operations	0.12	(0.95)	(1.56)
Less distributions
From net investment income	(0.13)	(0.11)	—
From net realized gain	—	(0.01)	—
Total distributions	(0.13)	(0.12)	—
Net asset value, end of period	$9.59	$9.60	$10.67
Total return (%)[3]	1.13	(8.87)	(12.76)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$67	$126	$250
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.21	1.23	1.26[5]
Expenses including reductions and amounts recaptured	1.21	1.23	1.26[5]
Net investment income	1.29	1.11	2.99[5]
Portfolio turnover (%)	7	23	11[6]

1 The inception date for Class I shares is 3-31-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

CLASS R6 SHARES Period ended	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$9.60	$10.68
Net investment income[2]	0.12	0.13
Net realized and unrealized gain (loss) on investments	—	(1.08)
Total from investment operations	0.12	(0.95)
Less distributions
From net investment income	(0.13)	(0.12)
From net realized gain	—	(0.01)
Total distributions	(0.13)	(0.13)
Net asset value, end of period	$9.59	$9.60
Total return (%)[3]	1.12	(8.80)

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	16.99	20.83
Expenses including reductions and amounts recaptured	1.22	1.22
Net investment income	1.18	1.33
Portfolio turnover (%)	7	23

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Less than $500,000.

See notes to financial statements	Annual report | Emerging Markets Fund	21

CLASS NAV SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$9.61	$10.68	$10.82	$9.09	$9.47
Net investment income[1]	0.13	0.14	0.15	0.08	0.10
Net realized and unrealized gain (loss) on investments	—	(1.08)	0.61	1.77	(0.19)
Total from investment operations	0.13	(0.94)	0.76	1.85	(0.09)
Less distributions
From net investment income	(0.14)	(0.12)	(0.09)	(0.08)	(0.16)
From net realized gain	—	(0.01)	(0.81)	(0.04)	(0.13)
Total distributions	(0.14)	(0.13)	(0.90)	(0.12)	(0.29)
Net asset value, end of period	$9.60	$9.61	$10.68	$10.82	$9.09
Total return (%)[2]	1.25	(8.71)	6.13	20.43	1.07

Ratios and supplemental data

Net assets, end of period (in millions)	$2,163	$2,107	$2,099	$1,590	$1,037
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.08	1.07	1.07	1.08	1.07
Expenses including reductions and
amounts recaptured	1.08	1.07	1.07	1.08	1.07
Net investment income	1.30	1.49	1.25	0.81	1.39
Portfolio turnover (%)	7	23	11	29	32

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

22	Emerging Markets Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Emerging Markets Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

Annual report | Emerging Markets Fund	23

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$278,183	—	$278,183	—
Brazil	201,820,466	$201,820,466	—	—
Cayman Islands	27,367	—	27,367	—
Chile	39,586,413	39,586,413	—	—
China	238,135,714	24,207,982	213,331,124	$596,608
Colombia	18,929,950	18,929,950	—	—
Cyprus	2,387,882	—	2,387,882	—
Czech Republic	6,843,477	—	6,843,477	—
Egypt	846,564	—	846,564	—
Guernsey Channel Islands	310,227	—	310,227	—
Hong Kong	122,409,023	22,685,880	99,657,994	65,149
Hungary	7,522,610	—	7,522,610	—
India	135,960,805	19,464,412	116,455,994	40,399
Indonesia	67,801,434	2,640,685	64,500,879	659,870
Israel	174,712	—	174,712	—
Luxembourg	76,681	—	76,681	—
Malaysia	104,306,917	—	104,115,646	191,271
Malta	1,575,131	—	1,575,131	—
Mexico	128,362,214	128,323,340	—	38,874
Netherlands	3,231,051	3,203,527	27,524	—
Peru	1,828,545	1,828,545	—	—
Philippines	32,009,911	—	32,009,911	—
Poland	42,836,916	—	42,836,916	—
Russia	69,659,473	435,558	69,223,915	—
South Africa	171,266,361	11,570,287	159,696,074	—
South Korea	365,609,472	27,062,457	337,778,194	768,821
Taiwan	343,066,249	7,393,666	335,672,583	—
Thailand	67,873,500	—	67,873,500	—
Turkey	43,769,111	592,305	43,171,157	5,649
Ukraine	594,024	—	594,024	—
United States	104,101	—	104,101	—

24	Emerging Markets Fund | Annual report

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Preferred Securities
Brazil	$41,597,819	$41,597,819	—	—
Chile	632,011	632,011	—	—
Colombia	597,420	597,420	—	—
Warrants	37,091	36,899	$192	—
Rights	75,447	10,006	65,441	—
Units
Brazil	277,663	277,663	—	—
Corporate Bonds
Malaysia	3	—	—	$3
Securities Lending
Collateral	206,083,336	206,083,336	—	—
Short-Term
Investments	3,572,597	3,572,597	—	—

Total Investments in
Securities	$2,472,077,871	$762,553,224	$1,707,158,003	$2,366,644

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities

Annual report | Emerging Markets Fund	25

by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $200 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the year ended August 31, 2013 were $1,092. For the year ended August 31, 2013, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

26	Emerging Markets Fund | Annual report

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2013, the fund has a short-term capital loss carryforward of $12,103,882 and a long-term capital loss carryforward of $45,011,672 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2013 and 2012 was as follows:

	AUGUST 31, 2013	AUGUST 31, 2012

Ordinary Income	$31,783,472	$29,179,352

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2013, the components of distributable earnings on a tax basis consisted of $31,441,509 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Annual report | Emerging Markets Fund	27

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $100,000,000 of the fund’s aggregate net assets and (b) 0.95% of the fund’s aggregate net assets in excess of $100,000,000. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee for certain funds (the participating portfolios) of the Trust, John Hancock Funds, John Hancock Funds III and John Hancock Variable Insurance Trust (JHVIT). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to June 1, 2013, the Advisor had contractually agreed to waive a portion of its management fee for certain funds (the participating portfolios) of the Trust and JHVIT. The prior waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeded $75 billion but was less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that equaled or exceeded $100 billion. The amount of the reimbursement was calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund.

The Advisor has agreed to contractually waive and/or reimburse fund expenses for Class A and Class R6 shares, to the extent that the expenses for each class exceed 1.75% and 1.22%, respectively, of the average daily net assets attributable to the classes. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. Prior to January 1, 2013 the fee waivers and/or reimbursements were such that these expenses did not exceed 1.29% for Class I and the limits for Class A and Class R6 shares were unchanged. The fee waivers and/or reimbursement will continue in effect until December 31, 2013 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee if certain expenses of the fund exceed 0.25% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, state registration fees and printing and postage. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

Accordingly, these expense reductions amounted to $964, $4,693, $16,416 and $92,862 for Class A, Class I, Class R6 and Class NAV shares, respectively, for the year ended August 31, 2013.

The investment management fees, including the impact of the waivers, reimbursements and amounts recaptured, incurred for the year ended August 31, 2013 were equivalent to a net annual effective rate of 0.95% of the fund’s average daily net assets.

28	Emerging Markets Fund | Annual report

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amount recovered during the year ended August 31, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNT RECOVERED
FOR RECOVERY THROUGH	FOR RECOVERY THROUGH	FOR RECOVERY THROUGH	DURING THE PERIOD ENDED
AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 1, 2016	AUGUST 31, 2013

—	$17,318	$16,413	$18,233

Amounts recovered by class

CLASS A	CLASS R6

$17,746	$487

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2013 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $272,249 for the year ended August 31, 2013. Of this amount, $46,033 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $225,509 was paid as sales commissions to broker-dealers and $707 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2013, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in

Annual report | Emerging Markets Fund	29

one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE REGISTRATION	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	FEES	POSTAGE

A	$67,483	$38,030	$18,360	$7,451
I	—	118,590	17,428	14,197
R6	—	26	15,665	382
Total	$67,483	$156,646	$51,453	$22,030

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its average daily net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

BORROWER	WEIGHTED AVERAGE	DAYS	WEIGHTED AVERAGE	INTEREST
OR LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	EXPENSE

Borrower	$21,243,268	11	0.44%	$2,877

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2013 and 2012 were as follows:

		Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,469,135	$25,368,394	1,317,845	$12,763,742
Distributions reinvested	12,335	130,132	4,196	38,306
Repurchased	(584,842)	(6,053,656)	(241,683)	(2,337,175)

Net increase	1,896,628	$19,444,870	1,080,358	$10,464,873

Class I shares

Sold	9,385,696	$97,581,488	8,392,989	$80,938,922
Distributions reinvested	14,732	154,983	5,941	54,125
Repurchased	(15,530,268)	(156,542,145)	(18,712,032)	(178,674,567)

Net decrease	(6,129,840)	($58,805,674)	(10,313,102)	($97,681,520)

Class R6 shares[1]

Sold	1,743	$18,133	9,363	$100,000
Repurchased	(535)	(5,635)	—	—

Net increase	1,208	$12,498	9,363	$100,000

30	Emerging Markets Fund | Annual report

		Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	12,033,436	$123,328,337	37,918,651	$358,733,491
Distributions reinvested	2,900,251	30,510,643	2,999,680	27,327,080
Repurchased	(8,836,498)	(88,901,718)	(18,265,074)	(171,158,298)

Net increase	6,097,189	$64,937,262	22,653,257	$214,902,273

Total net increase	1,865,185	$25,588,956	13,429,876	$127,785,626

1 The inception date for Class R6 shares is 9-1-11.

Affiliates of the fund owned 89%, and 100% of shares of beneficial interest of Class R6 and Class NAV, respectively, on August 31, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $205,866,168 and $162,121,213, respectively, for the year ended August 31, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, affiliated fund investment may represent a significant portion of the fund’s net assets. For the year ended August 31, 2013, funds within the John Hancock funds complex held 92.7% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets at August 31, 2013:

AFFILIATE
FUND	CONCENTRATION

Lifestyle Aggressive Portfolio	14.2%
Lifestyle Balanced Portfolio	24.3%
Lifestyle Growth Portfolio	32.7%

Annual report | Emerging Markets Fund	31

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and the Shareholders of
John Hancock Emerging Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Emerging Markets Fund (the “Fund”) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 25, 2013

32	Emerging Markets Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2013.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $56,871,427. The fund intends to pass through foreign tax credits of $6,234,077.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Emerging Markets Fund	33

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor) for John Hancock Emerging Markets Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

34	Emerging Markets Fund | Annual report

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

Annual report | Emerging Markets Fund	35

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index for the one- and five-year periods and unperformed the index for the three-year period ended December 31, 2012. The Board also noted that the fund outperformed its peer group average for the one- and five-year periods and underperformed its peer group average for the three-year period ended December 31, 2012.

The Board took into account management’s discussion of the fund’s performance, including the factors that contributed to the fund’s performance relative to the peer group for the three-year period as well as the fund’s overall performance over the one- and five-year periods.

The Board concluded that the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees and total expenses for this fund are lower than the peer group medians.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board also noted that the Advisor pays the subadvisory fees of the fund, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

36	Emerging Markets Fund | Annual report

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fees for the fund are paid by the Advisor and are negotiated at arm’s length; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

Annual report | Emerging Markets Fund	37

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds;

(3) the subadvisory fee for the fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these

38	Emerging Markets Fund | Annual report

services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which includes arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate account, and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund generally has been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark and the fund’s overall performance is satisfactory;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Annual report | Emerging Markets Fund	39

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

40	Emerging Markets Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since
2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham,[3] Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009).

Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance Trust (since
2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

Annual report | Emerging Markets Fund	41

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson,[3] Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since
2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky,[3] Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds; Trustee and
Vice Chairperson of the Board, John Hancock retail funds, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

42	Emerging Markets Fund | Annual report

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo,[3] Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	230

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010).

Trustee, John Hancock retail funds (2005–2010 and since 2012), Trustee, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[3] Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[3] Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2012).

Annual report | Emerging Markets Fund	43

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice
President, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions).

44	Emerging Markets Fund | Annual report

John Hancock retail funds is composed of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Became a Trustee of the Trust effective December 1, 2012.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

Annual report | Emerging Markets Fund	45

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Dimensional Fund Advisors LP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

46	Emerging Markets Fund | Annual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Emerging Markets Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	368A 8/13
MF159386	10/13

John Hancock
INVESTMENTS

John Hancock

U.S. Equity Fund

Annual Report

8.31.13

A look at performance

Total returns for the period ended August 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception[1]	1-year	5-year	10-year	Since inception[1]

Class A2	8.14	6.17	—	3.99	8.14	34.90	—	35.97

Class I2,3	14.35	7.75	—	5.14	14.35	45.22	—	48.20

Class 1[2,3]	14.41	7.83	—	5.22	14.41	45.77	—	49.10

Class NAV[3]	14.55	7.89	—	5.28	14.55	46.21	—	49.73

Index†	20.32	7.63	—	6.61	20.32	44.40	—	65.22

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class 1*	Class NAV
Net (%)	1.35	0.89	0.84	0.79
Gross (%)	1.39	0.96	0.84	0.79

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Russell 3000 Index.

See the following page for footnotes.

6	U.S. Equity Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I3	10-29-05	$14,820	$14,820	$16,522

Class 1[3]	10-29-05	14,910	14,910	16,522

Class NAV[3]	10-29-05	14,973	14,973	16,522

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 10-29-05.

2 Class A and Class I shares were first offered on 10-31-11; Class 1 shares were first offered on 5-7-12. The returns prior to these dates are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A, Class I, and Class 1 shares, as applicable.

3 For certain types of investors, as described in the fund’s prospectuses.

Annual report | U.S. Equity Fund	7

Management’s discussion of
Fund performance

By Grantham, Mayo Van Otterloo & Co. LLC (GMO)

U.S. stocks finished strongly in the black during the 12 months ended August 31, 2013. For the year, the fund’s benchmark, the Russell 3000 Index, returned 20.32%, while the average large blend fund monitored by Morningstar, Inc. gained 19.17%.† Share prices were buoyed by accommodative central bank activity in the developed world, with the U.S. Federal Reserve (Fed), the European Central Bank and the Bank of Japan all pursuing similar bond-buying programs. Another factor boosting stocks during the early part of 2013 was the U.S. government’s move to avert the worst of the so-called fiscal cliff. From mid-May onward, the rally became labored amid indications that the Fed planned to begin reducing its quantitative easing later in 2013 and the possibility of U.S. air strikes in war-torn Syria. Despite these challenges, though, most widely followed equity benchmarks were only modestly below their recent highs at the end of the reporting period.

During the 12-month period, John Hancock U.S. Equity Fund’s Class A shares returned 13.84%, excluding sales charges. The fund’s performance was hampered by its emphasis on quality. In healthcare, where a sizable overweighting had a meaningfully positive impact on the fund’s results, our picks failed to match the gains of the sector as a whole and therefore outweighed the benefits of an overweighting there. Stock selection in consumer staples and consumer discretionary also worked against us. Additionally, performance was hampered by large overweightings in information technology and consumer staples, and a considerable underweighting in consumer discretionary. Noteworthy detractors from performance included overweightings in tech services provider IBM Corp., enterprise database specialist Oracle Corp., cigarette maker Philip Morris International, Inc. and big-box discount retailer Wal-Mart Stores, Inc. Contributors included underweightings in lagging benchmark components Apple, Inc., a smartphone maker, and energy major Exxon Mobil Corp., as well as overweighted stakes in personal products provider Johnson & Johnson and health insurer UnitedHealth Group, Inc.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way a guarantee of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

8	U.S. Equity Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended on 8-31-13[1]

Class A	$1,000.00	$1,067.20	$7.03

Class I	1,000.00	1,069.00	4.64

Class 1	1,000.00	1,069.80	4.33

Class NAV	1,000.00	1,070.70	4.02

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | U.S. Equity Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended on 8-31-13[1]

Class A	$1,000.00	$1,018.40	$6.87

Class I	1,000.00	1,020.70	4.53

Class 1	1,000.00	1,021.00	4.23

Class NAV	1,000.00	1,021.30	3.92

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.35%, 0.89%, 0.83% and 0.77% for Class A, Class I, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	U.S. Equity Fund | Annual report

Portfolio summary

Top 10 Holdings (37.3% of Total Net Assets on 8-31-13)[1,2]

Microsoft Corp.	5.3%	Pfizer, Inc.	3.5%

Johnson & Johnson	4.6%	Merck & Company, Inc.	3.1%

Google, Inc., Class A	4.3%	The Coca-Cola Company	2.9%

The Procter & Gamble Company	4.2%	Philip Morris International, Inc.	2.9%

IBM Corp.	3.9%	Oracle Corp.	2.6%

Sector Composition[1,3]

Health Care	26.4%	Energy	3.6%

Information Technology	26.2%	Telecommunication Services	0.4%

Consumer Staples	22.0%	Utilities	0.4%

Consumer Discretionary	8.8%	Materials	0.3%

Financials	6.3%	Short-Term Investments & Other	1.4%

Industrials	4.2%

1 As a percentage of net assets on 8-31-13.

2 Cash and cash equivalents not included.

3 Large company stocks as a group could fall out of favor with the market, causing the fund to underperform. Value stocks may not increase in price as anticipated or may decline further in value. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectus.

Annual report | U.S. Equity Fund	11

Fund’s investments

As of 8-31-13

	Shares	Value
Common Stocks 98.6%	$1,102,350,326

(Cost $743,524,024)

Consumer Discretionary 8.8%		98,644,794

Auto Components 0.2%

Dana Holding Corp.	12,000	251,520

Delphi Automotive PLC	19,700	1,083,893

Lear Corp.	3,400	233,750

TRW Automotive Holdings Corp. (I)	9,500	656,165

Automobiles 0.5%

Ford Motor Company	78,800	1,275,772

General Motors Company (I)	122,701	4,181,650

Distributors 0.2%

Genuine Parts Company	29,800	2,294,898

Diversified Consumer Services 0.1%

Apollo Group, Inc., Class A (I)	11,200	207,984

DeVry, Inc.	8,300	249,083

H&R Block, Inc.	12,800	357,248

Hillenbrand, Inc.	4,500	111,420

Hotels, Restaurants & Leisure 2.9%

Burger King Worldwide, Inc. (L)	12,800	250,368

International Game Technology	11,700	221,013

McDonald’s Corp.	212,730	20,073,203

Panera Bread Company, Class A (I)	6,410	1,051,368

Ruth’s Hospitality Group, Inc.	3,000	35,460

Starbucks Corp.	121,300	8,554,076

Yum! Brands, Inc.	36,800	2,576,736

Household Durables 0.1%

Skullcandy, Inc. (I)	3,600	19,152

Taylor Morrison Home Corp. (I)	54,900	1,131,489

Whirlpool Corp.	3,300	424,545

Zagg, Inc. (I)	2,400	10,680

Leisure Equipment & Products 0.1%

Hasbro, Inc. (L)	5,000	227,900

Mattel, Inc.	8,300	336,150

Media 0.3%

DIRECTV (I)	13,600	791,248

Gannett Company, Inc.	26,500	638,385

12	U.S. Equity Fund | Annual report	See notes to financial statements

	Shares	Value
Media (continued)

John Wiley & Sons, Inc., Class A	1,400	$61,320

Lamar Advertising Company, Class A (I)	5,800	244,006

Meredith Corp.	3,900	167,739

Morningstar, Inc.	5,200	390,468

Time Warner, Inc.	12,600	762,678

Valassis Communications, Inc.	7,000	192,850

Multiline Retail 0.5%

Dollar Tree, Inc. (I)	46,200	2,434,740

Family Dollar Stores, Inc.	13,700	975,303

J.C. Penney Company, Inc. (I)(L)	26,400	329,472

Kohl’s Corp.	15,200	779,912

Sears Canada, Inc.	1	11

Sears Holdings Corp. (I)(L)	26,900	1,190,056

Specialty Retail 2.3%

Advance Auto Parts, Inc.	8,600	688,602

AutoNation, Inc. (I)	20,600	962,844

AutoZone, Inc. (I)	4,800	2,015,712

Barnes & Noble, Inc. (I)	8,700	118,929

Bed Bath & Beyond, Inc. (I)	55,700	4,107,318

Best Buy Company, Inc.	16,500	594,000

Big 5 Sporting Goods Corp.	4,100	68,593

Body Central Corp. (I)	2,700	16,308

GameStop Corp., Class A	14,097	707,810

Guess?, Inc.	6,500	198,250

Lowe’s Companies, Inc.	21,400	980,548

O’Reilly Automotive, Inc. (I)	7,700	944,867

Ross Stores, Inc.	48,100	3,235,206

Sears Hometown and Outlet Stores, Inc. (I)	8,100	259,848

Staples, Inc.	55,600	773,396

The Gap, Inc.	9,600	388,224

The Home Depot, Inc.	23,600	1,757,964

TJX Companies, Inc.	149,000	7,855,280

Textiles, Apparel & Luxury Goods 1.6%

Coach, Inc.	59,300	3,131,633

Hanesbrands, Inc.	3,500	208,180

Iconix Brand Group, Inc. (I)	6,900	226,458

NIKE, Inc., Class B	152,660	9,590,101

Ralph Lauren Corp.	9,300	1,538,313

VF Corp.	18,710	3,502,699

Consumer Staples 22.0%		245,823,945

Beverages 5.6%

Beam, Inc.	6,600	413,490

Brown-Forman Corp., Class B	27,200	1,822,128

Monster Beverage Corp. (I)	31,220	1,791,716

PepsiCo, Inc.	326,870	26,061,345

The Coca-Cola Company	849,200	32,422,456

See notes to financial statements	Annual report | U.S. Equity Fund	13

	Shares	Value
Food & Staples Retailing 4.1%

Costco Wholesale Corp.	47,000	$5,257,890

CVS Caremark Corp.	102,000	5,921,100

Rite Aid Corp. (I)	56,200	194,452

Safeway, Inc.	21,300	551,670

SUPERVALU, Inc. (I)(L)	28,500	204,345

Sysco Corp. (L)	149,200	4,777,384

The Kroger Company	20,700	757,620

Wal-Mart Stores, Inc.	354,233	25,851,924

Walgreen Company	49,600	2,384,272

Food Products 1.9%

Campbell Soup Company	35,800	1,545,844

ConAgra Foods, Inc.	16,400	554,648

Flowers Foods, Inc.	21,100	438,669

General Mills, Inc.	146,600	7,230,312

Hormel Foods Corp.	32,700	1,354,761

Kellogg Company	49,500	3,005,145

McCormick & Company, Inc., Non-Voting Shares	26,600	1,799,490

Mead Johnson Nutrition Company	16,100	1,207,983

Post Holdings, Inc. (I)	1,800	76,860

The Hershey Company	33,800	3,107,910

The J.M. Smucker Company	8,100	859,734

Household Products 6.2%

Church & Dwight Company, Inc.	30,500	1,810,175

Colgate-Palmolive Company	199,100	11,502,007

Energizer Holdings, Inc.	3,200	316,256

Kimberly-Clark Corp.	76,800	7,179,264

The Clorox Company	28,800	2,381,760

The Procter & Gamble Company	600,600	46,780,734

Personal Products 0.5%

Herbalife, Ltd. (L)	19,400	1,183,594

Nu Skin Enterprises, Inc., Class A	6,600	552,486

The Estee Lauder Companies, Inc., Class A	51,460	3,363,426

USANA Health Sciences, Inc. (I)	900	68,355

Tobacco 3.7%

Altria Group, Inc.	58,600	1,985,368

Lorillard, Inc.	82,270	3,480,021

Philip Morris International, Inc.	384,457	32,079,092

Reynolds American, Inc.	71,100	3,386,493

Universal Corp.	3,300	161,766

Energy 3.6%		40,581,547

Energy Equipment & Services 0.1%

Cal Dive International, Inc. (I)(L)	18,100	36,562

Gulfmark Offshore, Inc., Class A	3,500	160,930

Helmerich & Payne, Inc.	4,000	252,160

Patterson-UTI Energy, Inc.	14,000	274,260

14	U.S. Equity Fund | Annual report	See notes to financial statements

	Shares	Value
Oil, Gas & Consumable Fuels 3.5%

Apache Corp.	40,818	$3,497,286

Chevron Corp.	132,514	15,958,661

ConocoPhillips	41,800	2,771,340

Exxon Mobil Corp.	66,200	5,769,992

Harvest Natural Resources, Inc. (I)	6,100	28,792

Hess Corp.	11,700	875,745

HollyFrontier Corp.	10,000	444,800

James River Coal Company (I)(L)	10,800	22,896

Marathon Oil Corp.	56,200	1,934,966

Marathon Petroleum Corp.	24,400	1,769,244

Murphy Oil Corp.	9,500	640,490

Occidental Petroleum Corp.	21,700	1,914,157

Overseas Shipholding Group, Inc. (I)	20,000	62,600

Phillips 66	35,000	1,998,500

Tesoro Corp.	9,400	433,246

USEC, Inc. (I)(L)	1,300	21,398

Valero Energy Corp.	41,400	1,470,942

WPX Energy, Inc. (I)	13,000	242,580

Financials 6.3%		70,539,916

Capital Markets 0.9%

Ameriprise Financial, Inc.	5,300	456,595

Apollo Investment Corp.	25,300	199,617

Ares Capital Corp.	15,100	265,458

BlackRock Kelso Capital Corp.	14,000	137,200

Federated Investors, Inc., Class B (L)	10,300	279,748

Fifth Street Finance Corp.	17,925	185,703

Franklin Resources, Inc.	13,900	641,624

FXCM, Inc., Class A (L)	7,700	146,223

Golub Capital BDC, Inc. (L)	7,500	129,600

Legg Mason, Inc.	8,200	266,664

Main Street Capital Corp.	1,400	40,768

Morgan Stanley	80,100	2,063,376

PennantPark Investment Corp.	13,000	144,170

Solar Capital, Ltd.	7,300	160,235

State Street Corp.	10,900	727,248

The Bank of New York Mellon Corp.	18,900	562,086

The Goldman Sachs Group, Inc.	20,200	3,073,026

Waddell & Reed Financial, Inc., Class A	3,300	157,146

Commercial Banks 0.2%

Columbia Banking System, Inc.	6,500	150,800

Popular, Inc. (I)	9,500	295,070

Wells Fargo & Company	42,600	1,750,008

Consumer Finance 0.2%

Capital One Financial Corp.	11,700	755,235

Cash America International, Inc.	4,500	192,510

Nelnet, Inc., Class A	2,500	94,700

See notes to financial statements	Annual report | U.S. Equity Fund	15

	Shares	Value
Consumer Finance (continued)

Portfolio Recovery Associates, Inc. (I)(L)	4,500	$238,680

SLM Corp.	57,100	1,369,829

World Acceptance Corp. (I)	2,200	188,474

Diversified Financial Services 2.5%

Bank of America Corp.	571,336	8,067,264

Citigroup, Inc.	196,600	9,501,678

JPMorgan Chase & Company	200,774	10,145,110

Insurance 2.2%

ACE, Ltd.	7,300	640,356

Aflac, Inc.	48,700	2,814,373

American Equity Investment Life Holding Company	9,100	180,271

American Financial Group, Inc.	7,800	401,934

American International Group, Inc.	79,000	3,670,340

Aon PLC	6,700	444,746

Aspen Insurance Holdings, Ltd.	6,200	220,534

Assurant, Inc.	12,500	663,000

Assured Guaranty, Ltd.	7,100	141,219

CNO Financial Group, Inc.	15,900	216,081

Enstar Group, Ltd. (I)	200	26,954

Fidelity National Financial, Inc., Class A	13,600	322,456

Genworth Financial, Inc., Class A (I)	59,600	703,280

Hartford Financial Services Group, Inc.	47,200	1,397,120

HCC Insurance Holdings, Inc.	5,800	244,760

Lincoln National Corp.	27,700	1,164,508

Maiden Holdings, Ltd.	2,000	26,160

MetLife, Inc.	56,500	2,609,735

Old Republic International Corp.	8,800	124,960

PartnerRe, Ltd.	2,900	252,735

Primerica, Inc.	5,900	219,067

Principal Financial Group, Inc.	18,700	765,204

Protective Life Corp.	7,800	325,962

Prudential Financial, Inc.	27,400	2,051,712

StanCorp Financial Group, Inc.	5,900	308,688

Symetra Financial Corp.	16,700	288,409

The Allstate Corp.	20,300	972,776

The Travelers Companies, Inc.	15,900	1,270,410

Torchmark Corp.	8,200	564,898

Unum Group	28,100	829,793

Validus Holdings, Ltd.	10,000	346,100

Real Estate Investment Trusts 0.3%

American Capital Agency Corp.	26,100	594,036

ARMOUR Residential REIT, Inc.	43,700	182,666

Chimera Investment Corp.	118,000	346,920

Colony Financial, Inc.	8,400	166,068

CYS Investments, Inc.	20,800	159,744

General Growth Properties, Inc.	23,400	448,812

Hatteras Financial Corp.	9,900	181,170

Invesco Mortgage Capital, Inc.	15,500	237,305

16	U.S. Equity Fund | Annual report	See notes to financial statements

	Shares	Value
Real Estate Investment Trusts (continued)

Newcastle Investment Corp.	18,700	$98,549

NorthStar Realty Finance Corp.	22,600	197,976

PennyMac Mortgage Investment Trust	9,500	199,975

Starwood Property Trust, Inc.	14,900	371,457

Two Harbors Investment Corp.	37,500	356,625

Real Estate Management & Development 0.0%

Tejon Ranch Company (I)	300	8,913

Thrifts & Mortgage Finance 0.0%

Home Loan Servicing Solutions, Ltd.	7,300	166,440

MGIC Investment Corp. (I)	31,700	228,874

Health Care 26.4%		294,948,295

Biotechnology 1.4%

Amgen, Inc.	35,100	3,823,794

Biogen Idec, Inc. (I)	33,490	7,134,040

Celgene Corp. (I)	15,100	2,113,698

Gilead Sciences, Inc. (I)	28,300	1,705,641

Idenix Pharmaceuticals, Inc. (I)	6,600	31,548

PDL BioPharma, Inc. (L)	23,100	183,414

Theravance, Inc. (I)(L)	11,400	408,690

Health Care Equipment & Supplies 5.8%

Abbott Laboratories	264,100	8,802,453

Baxter International, Inc.	117,200	8,152,432

Becton, Dickinson and Company	46,500	4,528,170

C.R. Bard, Inc.	17,180	1,973,467

CareFusion Corp. (I)	9,300	333,405

Covidien PLC	99,900	5,934,060

DENTSPLY International, Inc.	12,600	529,074

Edwards Lifesciences Corp. (I)	24,820	1,746,832

IDEXX Laboratories, Inc. (I)(L)	12,400	1,163,368

Intuitive Surgical, Inc. (I)	8,670	3,351,128

Medtronic, Inc.	262,234	13,570,610

ResMed, Inc. (L)	29,000	1,369,960

St. Jude Medical, Inc.	61,600	3,105,256

Stryker Corp.	69,400	4,642,166

Varian Medical Systems, Inc. (I)	24,300	1,711,935

Zimmer Holdings, Inc.	45,800	3,622,322

Health Care Providers & Services 4.4%

Aetna, Inc.	43,605	2,764,121

AmerisourceBergen Corp.	15,500	882,260

Amsurg Corp. (I)	4,500	167,805

Cardinal Health, Inc.	13,800	693,864

Cigna Corp.	23,800	1,872,822

Community Health Systems, Inc.	12,100	475,046

Express Scripts Holding Company (I)	113,310	7,238,243

HCA Holdings, Inc.	28,100	1,073,139

Health Management Associates, Inc., Class A (I)	32,000	411,520

Henry Schein, Inc. (I)	19,300	1,950,265

See notes to financial statements	Annual report | U.S. Equity Fund	17

	Shares	Value
Health Care Providers & Services (continued)

Humana, Inc.	16,500	$1,519,320

Laboratory Corp. of America Holdings (I)(L)	41,900	4,010,668

LifePoint Hospitals, Inc. (I)	7,300	330,179

MEDNAX, Inc. (I)	15,600	1,518,972

Patterson Companies, Inc.	13,200	526,416

Quest Diagnostics, Inc.	35,000	2,051,700

Tenet Healthcare Corp. (I)	11,400	445,170

UnitedHealth Group, Inc.	252,446	18,110,476

Universal Health Services, Inc., Class B	3,300	223,575

WellPoint, Inc.	29,700	2,528,658

Health Care Technology 0.2%

Cerner Corp. (I)	55,440	2,553,566

Life Sciences Tools & Services 0.4%

Life Technologies Corp. (I)	21,100	1,570,051

Mettler-Toledo International, Inc. (I)(L)	3,000	660,690

Techne Corp.	6,000	465,060

Waters Corp. (I)	18,600	1,838,610

Pharmaceuticals 14.2%

Allergan, Inc.	64,026	5,658,618

Bristol-Myers Squibb Company	315,800	13,165,702

Eli Lilly & Company	274,500	14,109,300

Endo Health Solutions, Inc. (I)	8,300	341,047

Forest Laboratories, Inc. (I)	9,800	416,794

Johnson & Johnson	598,600	51,725,026

Merck & Company, Inc.	723,125	34,196,581

Perrigo Company	6,000	729,300

Pfizer, Inc.	1,374,912	38,786,268

Industrials 4.2%		46,269,073

Aerospace & Defense 0.5%

Alliant Techsystems, Inc.	4,200	406,392

Engility Holdings, Inc. (I)	4,100	138,006

Exelis, Inc.	22,200	326,562

General Dynamics Corp.	23,700	1,973,025

Huntington Ingalls Industries, Inc.	3,900	246,948

L-3 Communications Holdings, Inc.	9,700	876,201

Raytheon Company	22,100	1,666,561

Rockwell Collins, Inc.	3,600	254,772

Air Freight & Logistics 0.2%

C.H. Robinson Worldwide, Inc. (L)	35,500	2,018,885

Pacer International, Inc. (I)	1,600	9,808

Airlines 0.1%

Delta Air Lines, Inc.	20,500	404,465

Spirit Airlines, Inc. (I)	5,900	183,903

United Continental Holdings, Inc. (I)	8,800	250,448

18	U.S. Equity Fund | Annual report	See notes to financial statements

	Shares	Value
Commercial Services & Supplies 0.4%

Avery Dennison Corp.	3,800	$162,488

Deluxe Corp.	6,700	263,645

Pitney Bowes, Inc. (L)	18,400	300,288

Quad/Graphics, Inc.	5,100	159,834

R.R. Donnelley & Sons Company	14,400	240,192

Rollins, Inc.	15,550	384,863

Stericycle, Inc. (I)	18,900	2,127,384

United Stationers, Inc.	4,600	182,804

Waste Management, Inc.	7,500	303,300

Construction & Engineering 0.0%

AECOM Technology Corp. (I)	7,000	203,910

Jacobs Engineering Group, Inc. (I)	3,700	215,636

Tutor Perini Corp. (I)	1,400	26,852

Electrical Equipment 0.2%

Eaton Corp. PLC	16,000	1,013,120

Emerson Electric Company	16,200	977,994

Industrial Conglomerates 2.1%

3M Company	152,000	17,264,160

Danaher Corp.	95,700	6,270,264

Machinery 0.1%

Dover Corp.	4,000	340,200

Oshkosh Corp. (I)	6,800	305,456

Marine 0.0%

Genco Shipping & Trading, Ltd. (I)(L)	14,800	41,884

Professional Services 0.2%

FTI Consulting, Inc. (I)	1,500	50,160

The Dun & Bradstreet Corp. (L)	5,500	547,140

Verisk Analytics, Inc., Class A (I)	23,100	1,436,358

Road & Rail 0.0%

Avis Budget Group, Inc. (I)	5,600	149,912

Trading Companies & Distributors 0.4%

Fastenal Company (L)	37,700	1,658,423

W.W. Grainger, Inc.	10,480	2,592,228

Transportation Infrastructure 0.0%

Wesco Aircraft Holdings, Inc. (I)	15,400	294,602

Information Technology 26.2%		293,224,663

Communications Equipment 3.0%

Cisco Systems, Inc.	452,706	10,552,577

Harris Corp.	6,800	385,084

QUALCOMM, Inc.	331,198	21,951,803

ViaSat, Inc. (I)	8,100	516,213

Computers & Peripherals 2.3%

Apple, Inc.	19,800	9,643,590

Dell, Inc.	150,615	2,073,969

EMC Corp.	250,700	6,463,046

See notes to financial statements	Annual report | U.S. Equity Fund	19

	Shares	Value
Computers & Peripherals (continued)

Hewlett-Packard Company	237,934	$5,315,446

Lexmark International, Inc., Class A (L)	8,300	283,528

Seagate Technology PLC	11,800	452,176

Western Digital Corp.	21,000	1,302,000

Electronic Equipment, Instruments & Components 0.2%

Arrow Electronics, Inc. (I)	10,300	478,126

Corning, Inc.	62,300	874,692

Ingram Micro, Inc., Class A (I)	15,600	344,760

SYNNEX Corp. (I)	3,700	175,787

TE Connectivity, Ltd.	7,200	352,800

Tech Data Corp. (I)	1,300	63,908

Internet Software & Services 4.3%

Google, Inc., Class A (I)	56,200	47,595,780

j2 Global, Inc.	4,600	226,504

United Online, Inc.	17,600	138,160

VistaPrint NV (I)(L)	7,800	415,272

IT Services 6.9%

Accenture PLC, Class A	146,200	10,562,950

Amdocs, Ltd.	36,500	1,345,390

Automatic Data Processing, Inc.	101,300	7,208,508

Booz Allen Hamilton Holding Corp.	7,000	141,610

CACI International, Inc., Class A (I)	2,700	181,980

Cognizant Technology Solutions Corp., Class A (I)	52,900	3,877,570

Computer Sciences Corp.	4,500	225,675

DST Systems, Inc.	1,700	121,329

Fiserv, Inc. (I)	9,300	895,311

FleetCor Technologies, Inc. (I)	3,200	329,952

Global Payments, Inc.	15,300	729,045

Higher One Holdings, Inc. (I)	5,900	43,778

IBM Corp.	238,097	43,397,940

Jack Henry & Associates, Inc.	18,300	913,170

ManTech International Corp., Class A	9,100	258,895

NeuStar, Inc., Class A (I)	15,200	768,208

Paychex, Inc. (L)	71,700	2,773,356

Syntel, Inc.	1,300	93,431

Teradata Corp. (I)	23,700	1,387,872

The Western Union Company (L)	73,600	1,290,208

Total Systems Services, Inc.	24,600	680,682

Semiconductors & Semiconductor Equipment 0.4%

First Solar, Inc. (I)	7,800	286,416

Intel Corp. (L)	158,300	3,479,434

Marvell Technology Group, Ltd.	25,100	303,961

Software 9.1%

ANSYS, Inc. (I)	20,000	1,679,600

BMC Software, Inc. (I)	22,800	1,048,800

Citrix Systems, Inc. (I)	39,200	2,774,184

FactSet Research Systems, Inc. (L)	9,690	991,772

20	U.S. Equity Fund | Annual report	See notes to financial statements

	Shares	Value
Software (continued)

Intuit, Inc.	61,000	$3,875,330

MICROS Systems, Inc. (I)(L)	16,400	801,960

Microsoft Corp.	1,767,085	59,020,639

Oracle Corp.	911,655	29,045,328

Rovi Corp. (I)	13,400	240,262

Solera Holdings, Inc.	3,100	160,022

Symantec Corp.	67,600	1,731,236

Synopsys, Inc. (I)	26,300	953,638

Materials 0.3%		3,765,981

Chemicals 0.2%

LyondellBasell Industries NV, Class A	23,900	1,676,585

Sigma-Aldrich Corp.	13,100	1,080,357

Containers & Packaging 0.0%

Boise, Inc.	16,300	139,365

Metals & Mining 0.1%

Freeport-McMoRan Copper & Gold, Inc.	18,200	550,004

Reliance Steel & Aluminum Company	2,600	173,394

Paper & Forest Products 0.0%

Resolute Forest Products, Inc. (I)	11,600	146,276

Telecommunication Services 0.4%		4,296,167

Diversified Telecommunication Services 0.3%

AT&T, Inc.	80,905	2,737,016

CenturyLink, Inc.	15,000	496,800

Frontier Communications Corp. (L)	71,900	311,327

Vonage Holdings Corp. (I)	10,000	31,200

Windstream Corp. (I)(L)	27,000	217,890

Wireless Telecommunication Services 0.1%

NII Holdings, Inc. (I)(L)	14,800	88,504

Sprint Corp. (I)	61,614	413,430

Utilities 0.4%		4,255,945

Electric Utilities 0.2%

American Electric Power Company, Inc.	16,600	710,480

Entergy Corp.	10,360	655,063

Exelon Corp.	36,200	1,103,738

Gas Utilities 0.0%

UGI Corp.	6,800	266,560

Multi-Utilities 0.2%

Consolidated Edison, Inc.	7,200	404,856

Public Service Enterprise Group, Inc.	34,400	1,115,248

Warrants 0.0%		$168

(Cost $282)

Financials 0.0%		168

Tejon Ranch Co (Expiration Date: 8-31-16; Strike Price $0.77) (I)	44	168

See notes to financial statements	Annual report | U.S. Equity Fund	21

	Yield (%)	Shares	Value
Securities Lending Collateral 2.4%			$26,750,517

(Cost $26,749,299)

John Hancock Collateral Investment Trust (W)	0.1754 (Y)	2,672,993	26,750,517

Short-Term Investments 1.4%			$15,856,227

(Cost $15,856,227)

Money Market Funds 1.4%			$15,856,227

State Street Institutional Treasury Money Market Fund	0.0000 (Y)	15,856,227	15,856,227

Total investments (Cost $786,129,832)† 102.4%		$1,144,957,238

Other assets and liabilities, net (2.4%)			($26,800,063)

Total net assets 100.0%		$1,118,157,175

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-13.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-13.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $813,816,927. Net unrealized appreciation aggregated $331,140,311, of which $334,345,074 related to appreciated investment securities and $3,204,763 related to depreciated investment securities.

22	U.S. Equity Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $759,380,533) including
$26,165,604 of securities loaned	$1,118,206,721
Investments in affiliated issuers, at value (Cost $26,749,299)	26,750,517

Total investments, at value (Cost $786,129,832)	1,144,957,238
Receivable for fund shares sold	702,704
Dividends and interest receivable	2,802,168
Receivable for securities lending income	14,202
Other receivables and prepaid expenses	30,984

Total assets	1,148,507,296

Liabilities

Payable for fund shares repurchased	3,471,356
Payable upon return of securities loaned	26,760,550
Payable to affiliates
Accounting and legal services fees	13,022
Transfer agent fees	12,477
Trustees’ fees	601
Investment management fees	2,443
Other liabilities and accrued expenses	89,672

Total liabilities	30,350,121

Net assets	$1,118,157,175

Net assets consist of

Paid-in capital	$667,453,721
Undistributed net investment income	15,786,199
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	76,090,112
Net unrealized appreciation (depreciation) on investments	358,827,143

Net assets	$1,118,157,175

See notes to financial statements	Annual report | U.S. Equity Fund	23

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($36,174,879 ÷ 2,777,974 shares)[1]	$13.02
Class I ($88,278,142 ÷ 6,777,702 shares)	$13.02
Class 1 ($54,339,439 ÷ 4,172,890 shares)	$13.02
Class NAV ($939,364,715 ÷ 72,119,064 shares)	$13.03

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$13.71

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

24	U.S. Equity Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 8-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$37,988,369
Securities lending	260,653
Interest	25
Less foreign taxes withheld	(3,642)

Total investment income	38,245,405

Expenses

Investment management fees	12,080,586
Distribution and service fees	109,104
Accounting and legal services fees	207,756
Transfer agent fees	121,076
Trustees’ fees	19,399
State registration fees	44,589
Printing and postage	6,302
Professional fees	57,596
Custodian fees	147,331
Registration and filing fees	33,122
Other	23,074

Total expenses	12,849,935
Less expense reductions and amounts recaptured	(77,723)

Net expenses	12,772,212

Net investment income	25,473,193

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	231,490,370
Investments in affiliated issuers	2,291
Futures contracts	730,176
Foreign currency transactions	61
232,222,898
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(12,532,447)
Investments in affiliated issuers	(13,331)
Translation of assets and liabilities in foreign currencies	(263)
(12,546,041)
Net realized and unrealized gain	219,676,857

Increase in net assets from operations	$245,150,050

See notes to financial statements	Annual report | U.S. Equity Fund	25

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	8-31-13	8-31-12

Increase (decrease) in net assets

From operations
Net investment income	$25,473,193	$22,903,505
Net realized gain	232,222,898	20,677,062
Change in net unrealized appreciation (depreciation)	(12,546,041)	216,190,905

Increase in net assets resulting from operations	245,150,050	259,771,472

Distributions to shareholders
From net investment income
Class A	(275,342)	(238,454)
Class I	(918,712)	(529,985)
Class 1	(718,206)	—
Class NAV	(23,728,681)	(16,780,154)

Total distributions	(25,640,941)	(17,548,593)

From Fund share transactions	(711,668,690)	318,753,350

Total increase (decrease)	(492,159,581)	560,976,229

Net assets

Beginning of year	1,610,316,756	1,049,340,527

End of year	$1,118,157,175	$1,610,316,756

Undistributed net investment income	$15,786,199	$15,937,323

26	U.S. Equity Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$11.56	$10.33
Net investment income[2]	0.13	0.10
Net realized and unrealized gain on investments	1.45	1.20
Total from investment operations	1.58	1.30
Less distributions
From net investment income	(0.12)	(0.07)
Net asset value, end of period	$13.02	$11.56
Total return (%)[3,4]	13.84	12.64[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$36	$28
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.33	1.39[6]
Expenses including reductions and amounts recaptured	1.35[7]	1.35[6]
Net investment income	1.03	1.06[6]
Portfolio turnover (%)	42	48[8,9]

1 The inception date for Class A shares is 10-31-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 Includes the impact of expense recapture which amounted to 0.02% of average net assets for Class A shares for the year ended 8-31-13. See Note 5.
8 Excludes merger activity.
9 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

See notes to financial statements	Annual report | U.S. Equity Fund	27

CLASS I SHARES Period ended	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$11.56	$10.33
Net investment income[2]	0.18	0.13
Net realized and unrealized gain on investments	1.46	1.21
Total from investment operations	1.64	1.34
Less distributions
From net investment income	(0.18)	(0.11)
Net asset value, end of period	$13.02	$11.56
Total return (%)[3]	14.35	13.11[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$88	$59
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.92	0.96[5]
Expenses including reductions and amounts recaptured	0.89	0.89[5]
Net investment income	1.48	1.47[5]
Portfolio turnover (%)	42	48[6,7]

1 The inception date for Class I shares is 10-31-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Excludes merger activity.
7 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

CLASS 1 SHARES Period ended	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$11.56	$11.04
Net investment income[2]	0.19	0.06
Net realized and unrealized gain on investments	1.45	0.46
Total from investment operations	1.64	0.52
Less distributions
From net investment income	(0.18)	—
Net asset value, end of period	$13.02	$11.56
Total return (%)[3]	14.41	4.71[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$54	$46
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.83	0.84[5]
Expenses including reductions and amounts recaptured	0.83	0.84[5]
Net investment income	1.54	1.77[5]
Portfolio turnover (%)	42	48[6,7]

1 The inception date for Class 1 shares is 5-7-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Excludes merger activity.
7 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

28	U.S. Equity Fund | Annual report	See notes to financial statements

CLASS NAV SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$11.56	$9.84	$8.30	$8.25	$9.65
Net investment income[1]	0.20	0.16	0.14	0.12	0.13
Net realized and unrealized gain (loss) on investments	1.46	1.68	1.52	0.05	(1.33)
Total from investment operations	1.66	1.84	1.66	0.17	(1.20)
Less distributions
From net investment income	(0.19)	(0.12)	(0.12)	(0.12)	(0.20)
Net asset value, end of period	$13.03	$11.56	$9.84	$8.30	$8.25
Total return (%)[2]	14.55	18.86	20.03	1.92	(12.22)

Ratios and supplemental data

Net assets, end of period (in millions)	$939	$1,477	$1,049	$902	$870
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.78	0.79	0.79	0.79	0.81
Expenses including reductions and amounts recaptured	0.78	0.79	0.79	0.79	0.81
Net investment income	1.60	1.51	1.47	1.33	1.72
Portfolio turnover (%)	42	48[3]	72	34	67

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Excludes merger activity.

See notes to financial statements	Annual report | U.S. Equity Fund	29

Notes to financial statements

Note 1 — Organization

John Hancock U.S. Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described.

30	U.S. Equity Fund | Annual report

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Annual report | U.S. Equity Fund	31

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $200 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the year ended August 31, 2013 were $817. For the year ended August 31, 2013, the fund had no significant borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2013 and 2012 was as follows:

	AUGUST 31, 2013	AUGUST 31, 2012

Ordinary Income	$25,640,941	$17,548,593

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2013, the components of distributable earnings on a tax basis consisted of $15,786,199 of undistributed ordinary income and $103,777,207 of long-term capital gains.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

32	U.S. Equity Fund | Annual report

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by the fund for exchange-traded and cleared transactions, if any, are identified in the Portfolio of investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2013, the fund used futures contracts to gain exposure to certain U.S. securities markets. During the year ended August 31, 2013, the fund held futures contracts with notional values ranging up to 53 million.

Effect of derivative instruments on the Statement of operations. The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2013:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Equity contracts	Net realized gain (loss)	$730,176

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service

Annual report | U.S. Equity Fund	33

providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.78% of the first $500 million aggregate net assets; b) 0.76% of the aggregate net assets between $500 million and $1 billion; and c) 0.74% of the fund’s aggregate net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and the net assets of John Hancock U.S. Equity Trust, a series of John Hancock Variable Insurance Trust (JHVIT). The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee for certain funds (the Participating portfolios) of the Trust, John Hancock Funds, John Hancock Funds III and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating portfolios that exceed $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the Participating portfolios that exceed $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the Participating portfolios that exceed $150 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to June 1, 2013, the Advisor had contractually agreed to waive a portion of its management fee for certain funds (the participating portfolios) of the Trust and John Hancock Variable Insurance Trust. The prior waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeded $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that equaled or exceeded $100 billion. The amount of the reimbursement was calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund.

The Advisor has contractually agreed to waive fees and/or reimburse certain fund expenses excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short dividend expense and acquired fund fees. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.35% for Class A shares and 0.89% for Class I shares. The fee waivers and/or reimbursements will continue in effect until December 31, 2013, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Additionally, the Advisor has voluntarily agreed to limit the fund’s total expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees and state registration fees, printing and postage, short dividend expense and acquired fund fees. The waivers are such that these expenses will not

34	U.S. Equity Fund | Annual report

exceed 0.20% of the fund’s average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

Accordingly, these expense reductions amounted to $3,418, $23,438, $2,103, and $58,531 for Class A, Class I, Class 1 and Class NAV shares, respectively, for the year ended August 31, 2013.

The investment management fees incurred for the year ended August 31, 2013 were equivalent to a net annual effective rate of 0.75% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	DURING THE PERIOD ENDED
AUGUST 1, 2014	AUGUST 1, 2015	AUGUST 1, 2016	AUGUST 31, 2013

$—	$30,698	$22,685	$9,767

The amount recovered by Class A and Class I shares was $8,621 and $1,146, respectively.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2013 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class I shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $131,741 for the year ended August 31, 2013. Of this amount, $22,053 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $107,024 was paid as sales commissions to broker-dealers and $2,664 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2013, CDSCs received by the Distributor amounted to $167 for Class A shares.

Annual report | U.S. Equity Fund	35

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$83,795	$47,669	$23,050	$3,176
I	—	73,407	21,539	3,126
1	25,309	—	—	—
Total	$109,104	$121,076	$44,589	$6,302

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its average daily net assets.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the fund, along with other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	WEIGHTED AVERAGE	DAYS	WEIGHTED AVERAGE	INTEREST
BORROWER OR LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	EXPENSE

Borrower	$20,101,151	11	0.45%	$2,790

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2013 and 2012 were as follows:

		Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,934,007	$24,468,892	1,045,631	$11,514,829
Issued in reorganization (Note 9)	—	—	3,611,248	37,299,978
Distributions reinvested	22,838	261,948	21,921	224,689
Repurchased	(1,558,723)	(19,107,027)	(2,298,948)	(24,128,981)

Net increase	398,122	$5,623,813	2,379,852	$24,910,515

Class I shares

Sold	3,557,592	$45,081,226	3,134,592	$33,937,977
Issued in reorganization (Note 9)	—	—	4,642,364	47,950,196
Distributions reinvested	64,128	733,620	47,905	489,585
Repurchased	(1,988,482)	(25,091,798)	(2,680,397)	(29,093,824)

Net increase	1,633,238	$20,723,048	5,144,464	$53,283,934

36	U.S. Equity Fund | Annual report

		Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	869,126	$10,834,092	4,316,419	$47,755,666
Distributions reinvested	62,835	718,206	—	—
Repurchased	(740,955)	(9,205,791)	(334,535)	(3,683,486)

Net increase	191,006	$2,346,507	3,981,884	$44,072,180

Class NAV shares

Sold	2,600,931	$30,528,632	38,566,255	$392,080,047
Distributions reinvested	2,076,000	23,728,681	1,643,502	16,780,154
Repurchased	(60,334,344)	(794,619,371)	(19,053,335)	(212,373,480)

Net increase (decrease)	(55,657,413)	($740,362,058)	21,156,422	$196,486,721

Total net increase (decrease)	(53,435,047)	($711,668,690)	32,662,622	$318,753,350

1 The inception date for Class A and Class I shares is 10-31-11. The inception date for Class 1 shares is 5-7-12.

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV shares on August 31, 2013.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $650,002,981 and $1,339,621,663, respectively, for the year ended August 31, 2013.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, affiliated fund investments may represent a significant portion of the fund’s net assets. At August 31, 2013, funds within the John Hancock funds complex held 83.6% of the fund. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	6.3%
John Hancock Lifestyle Growth Portfolio	26.4%
John Hancock Lifestyle Balanced Portfolio	25.8%
John Hancock Lifestyle Moderate Portfolio	9.1%

Note 9 — Reorganization

On October 26, 2011, the shareholders of John Hancock U.S. Core Fund (the Acquired fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for a representative amount of shares of John Hancock U.S. Equity Fund (the Acquiring fund).

The Agreement provided for (a) the acquisition of all the assets, subject to all the liabilities, of the Acquired fund in exchange for a representative amount of shares of the Acquiring fund; (b) the liquidation of the Acquired fund; and (c) the distribution of the Acquired fund’s shareholders of such Acquiring fund’s shares. The reorganization was intended to consolidate the Acquired fund with a fund with a similar objective and to achieve economies of scale. As a result of the reorganization, the Acquiring fund is the legal and accounting survivor.

Annual report | U.S. Equity Fund	37

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired fund or its shareholders. Thus, the investments were transferred to the Acquiring fund at the Acquired fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on October 28, 2011.

The following outlines the reorganization:

		ACQUIRED NET	APPRECIATION	SHARES	SHARES	ACQUIRING	ACQUIRING
		ASSET VALUE	OF ACQUIRED	REDEEMED BY	ISSUED BY THE	FUND’S NET	FUND’S TOTAL
ACQUIRING	ACQUIRED	OF THE	FUND’S	THE ACQUIRED	ACQUIRING	ASSETS PRIOR TO	NET ASSETS AFTER
FUND	FUND	ACQUIRED FUND	INVESTMENTS	FUND	FUND	COMBINATION	COMBINATION

U.S. Equity	U.S. Core	$85,250,174	$9,065,851	4,293,296	8,253,612	$1,280,852,832	$1,366,103,006
Fund	Fund

Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired fund that have been included in the Acquiring fund’s Statement of operations for the year ended August 31, 2012. See Note 6 for capital shares issued in connection with the above referenced reorganization.

38	U.S. Equity Fund | Annual report

Auditor’s report
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and the Shareholders of
John Hancock U.S. Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock U.S. Equity Fund (the “Fund”) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 25, 2013

Annual report | U.S. Equity Fund	39

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2013.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

40	U.S. Equity Fund | Annual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co., LLC (the Subadvisor) for John Hancock U.S. Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Annual report | U.S. Equity Fund	41

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

42	U.S. Equity Fund | Annual report

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one- and three-year periods and outperformed the index for the five-year period ended December 31, 2012. The Board noted also that the fund underperformed its peer group average for the one-year period and outperformed the average for the three- and five-year periods ended December 31, 2012.

The Board took into account management’s discussion of the fund’s performance, including the fund’s overall long term track record and the impact of market conditions on the Subadvisor’s investment style relative to the peer group.

The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for this fund are higher than the peer group median and that total expenses for this fund are lower than the peer group median. The Board took into account management’s discussion of the fund’s expenses.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board also noted that the Advisor pays the subadvisory fees of the fund, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

Annual report | U.S. Equity Fund	43

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fees for the fund are paid by the Advisor and are negotiated at arm’s length; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the other open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

44	U.S. Equity Fund | Annual report

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds;

(3) the subadvisory fee for the fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

Annual report | U.S. Equity Fund	45

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which includes arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate account, and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

46	U.S. Equity Fund | Annual report

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund is being monitored and reasonably addressed;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Annual report | U.S. Equity Fund	47

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).
Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since
2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham,[3] Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009).
Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance Trust (since
2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

48	U.S. Equity Fund | Annual report

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson,[3] Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since
2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky,[3] Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).
Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds; Trustee and
Vice Chairperson of the Board, John Hancock retail funds, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | U.S. Equity Fund	49

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo,[3] Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees4

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	230

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010).
Trustee, John Hancock retail funds (2005–2010 and since 2012), Trustee, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[3] Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[3] Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).
Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2012).

50	U.S. Equity Fund | Annual report

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice
President, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions).

Annual report | U.S. Equity Fund	51

John Hancock retail funds is composed of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Became a Trustee of the Trust effective December 1, 2012.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

52	U.S. Equity Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Grantham, Mayo, Van Otterloo & Co. LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | U.S. Equity Fund	53

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock U.S. Equity Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	390A 8/13
MF159387	10/13

John Hancock INVESTMENTS

John Hancock

International Small Company Fund

Annual Report

8.31.13

A look at performance

Total returns for the period ended August 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception[1]	1-year	5-year	10-year	Since inception[1]

Class A2	15.40	2.77	—	0.79	15.40	14.65	—	5.93

Class I2,3	22.01	4.25	—	1.91	22.01	23.16	—	14.87

Class NAV[3]	22.17	4.41	—	2.05	22.17	24.07	—	16.09

Index†	24.72	5.84	—	1.97	24.72	32.79	—	15.37

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-14 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A*	Class I*	Class NAV
Net (%)	1.63	1.23	1.09
Gross (%)	1.65	1.25	1.09

* Expenses have been estimated for the first year of the fund’s Class A shares and Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the MSCI EAFE Small Cap Index.

See the following page for footnotes.

6	International Small Company Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class NAV[3]	4-28-06	$11,609	$11,609	$11,537

Class I3	4-28-06	11,487	11,487	11,537

MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would have resulted in lower values.

Footnotes related to performance pages

1 From 4-28-06.

2 Class A and Class I shares were first offered on 6-27-13. Returns prior to this date are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A and Class I shares, as applicable.

3 For certain types of investors as described in the fund’s prospectuses.

Annual report | International Small Company Fund	7

Management’s discussion of

Fund performance

Dimensional Fund Advisors LP

Small-cap stocks in developed markets outside the United States generated strong performance in the 12 months ended August 31, 2013, gaining 24.72% as measured by the MSCI EAFE Small Cap Index, the fund’s benchmark index. Small-cap stocks in developed markets posted positive returns throughout most of the period as central banks in Europe and the United States embraced accommodative monetary policies. Europe’s general economic health remained headline news, but continued progress within the eurozone to address risks as well as the absence of a financial calamity among its member nations supported equity gains. While recessionary conditions persisted across much of Europe, the economic outlooks in some of the continent’s developed nations and in the United Kingdom gradually improved. In Japan, steps by newly elected Prime Minister Shinzo Abe fueled optimism that the economy might break its deflationary spiral and enter a period of sustained growth. In mid-May through mid-June, global equities declined amid indications that global credit conditions could tighten.

During the period, John Hancock International Small Company Fund’s Class A shares returned 21.48%*, excluding sales charges, compared with the 24.72% return of the fund’s benchmark and the 21.29% average return of the foreign small/mid blend fund category as tracked by Morningstar, Inc.† The fund’s weighting in Canadian equities was the most significant detractor from relative performance. Canada is outside the fund’s benchmark index, and the fund’s Canadian equity holdings significantly underperformed relative to its weighting in other non-U.S. developed markets. Another detractor was the fund’s modest overweighting in the smallest companies within the small-cap segment relative to its index, as these stocks underperformed relatively larger companies within the small-cap universe. The chief contributor to performance was the fund’s lack of exposure to international real estate investment trusts, or REITs, which are included in the fund’s benchmark. REITs underperformed relative to other segments of the index, so the fund’s lack of exposure was one of the largest positive contributing factors.

The fund’s relative underweight exposure to Australian equities aided performance, as this market posted negative returns. The fund’s stock selection in the United Kingdom—the second largest country weighting in the fund after Japan—significantly contributed.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

* Class A shares were first offered on 6-27-13. The returns prior to this date are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A shares.

8	International Small Company Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013.

			Expenses paid
	Account value	Ending value	during period
	on 3-1-13	on 8-31-13	ended 8-31-13[1]

Class NAV	$1,000	$1,053.12	$5.69

			Expenses paid
	Account value	Ending value	during period
	on 6-27-13	on 8-31-13	ended 8-31-13[2]

Class A	$1,000	$1,071.76	$3.01

Class I	1,000	1,072.94	2.27

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Small Company Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[3]

Class A	$1,000.00	$1,017.00	$8.29

Class I	1,000.00	1,019.00	6.26

Class NAV	1,000.00	1,019.70	5.60

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.10% for Class NAV shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 Expenses are equal to the fund’s annualized expense ratio of 1.63% and 1.23% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 65/365 (to reflect the period since inception).

3 Expenses are equal to the fund’s annualized expense ratio, as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	International Small Company Fund | Annual report

Portfolio summary

Top 10 Holdings (3.2% of Net Assets on 8-31-13)[1,2]

Smurfit Kappa Group PLC	0.4%	Ashtead Group PLC	0.3%

Melrose Industries PLC	0.4%	Informa PLC	0.3%

Taylor Wimpey PLC	0.3%	Invensys PLC	0.3%

Barratt Developments PLC	0.3%	Inmarsat PLC	0.3%

Cobham PLC	0.3%	Drax Group PLC	0.3%

Sector Composition[1,3]

Industrials	24.7%	Consumer Staples	5.6%

Consumer Discretionary	20.2%	Health Care	5.6%

Financials	14.5%	Utilities	2.2%

Materials	10.3%	Telecommunication Services	1.8%

Information Technology	8.0%	Short-Term Investments & Other	0.6%

Energy	6.5%

Top 10 Countries[1,2,3]

Japan	22.4%	Switzerland	4.9%

United Kingdom	18.9%	France	4.2%

Canada	9.6%	Sweden	3.6%

Australia	5.8%	Hong Kong	3.5%

Germany	5.1%	Italy	3.2%

1 As a percentage of net assets on 8-31-13.

2 Cash and cash equivalents not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies, and illiquid securities may be more difficult to sell at a price approximating their value. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectus for additional risks.

Annual report | International Small Company Fund	11

Fund’s investments

Summary of Fund’s investments as of 8-31-13

(showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR is also available on the SEC’s website at http://www.sec.gov.

			% of
			Net
	Shares	Value	Assets
Common Stocks 99.3%		$514,195,380

(Cost $480,815,912)

Australia 5.8%		29,884,585	5.8%

Austria 0.9%		4,637,583	0.9%

Bahamas 0.0%		88,460	0.0%

Belgium 1.1%		5,822,355	1.1%

Bermuda 0.4%		2,050,527	0.4%
Hiscox, Ltd.	111,665	1,115,886	0.2%

OTHER SECURITIES		934,641	0.2%

Canada 9.6%		49,523,519	9.6%

Cayman Islands 0.0%		16,271	0.0%

China 0.0%		136,035	0.0%

Colombia 0.0%		18,676	0.0%

Cyprus 0.1%		297,690	0.1%

Denmark 1.5%		7,988,957	1.5%
Vestas Wind Systems A/S (I)	55,798	1,039,979	0.2%

OTHER SECURITIES		6,948,978	1.3%

Faeroe Islands 0.0%		59,886	0.0%

Finland 2.6%		13,252,676	2.6%
Elisa OYJ, Class A	54,577	1,147,437	0.2%

Neste Oil OYJ	52,692	966,313	0.2%

OTHER SECURITIES		11,138,926	2.2%

France 4.2%		21,672,321	4.2%
Alcatel-Lucent (I)	388,816	1,002,018	0.2%

Lagardere SCA	39,934	1,214,273	0.2%

Peugeot SA (I)(L)	89,492	1,267,418	0.2%

OTHER SECURITIES		18,188,612	3.6%

Gabon 0.0%		133,020	0.0%

12	International Small Company Fund | Annual report	See notes to financial statements

			% of
			Net
	Shares	Value	Assets
Germany 5.1%		$26,525,182	5.1%

Deutsche Wohnen AG	61,464	1,078,861	0.2%

Stada Arzneimittel AG	21,836	1,056,493	0.2%

OTHER SECURITIES		24,389,828	4.7%

Gibraltar 0.1%		520,732	0.1%

Greece 0.4%		2,075,265	0.4%

Guernsey, Channel Islands 0.0%		6,779	0.0%

Hong Kong 3.5%		17,937,992	3.5%
Esprit Holdings, Ltd.	630,150	1,073,332	0.2%

OTHER SECURITIES		16,864,660	3.3%

Ireland 1.5%		7,745,195	1.5%
DCC PLC (Irish Stock Exchange)	26,347	1,044,839	0.2%

Smurfit Kappa Group PLC	94,704	1,923,240	0.4%

OTHER SECURITIES		4,777,116	0.9%

Isle of Man 0.0%		27,770	0.0%

Israel 1.2%		6,006,526	1.2%

Italy 3.2%		16,555,257	3.2%
Unione di Banche Italiane SCPA	227,157	1,094,776	0.2%

OTHER SECURITIES		15,460,481	3.0%

Japan 22.4%		115,846,953	22.4%

Jersey, Channel Islands 0.1%		348,544	0.1%

Liechtenstein 0.1%		314,711	0.1%

Luxembourg 0.2%		1,140,387	0.2%

Malaysia 0.0%		78,491	0.0%

Malta 0.1%		334,731	0.1%

Mauritius 0.0%		218,466	0.0%

Monaco 0.0%		46,415	0.0%

Mongolia 0.0%		104,630	0.0%

Netherlands 2.1%		10,913,290	2.1%
Delta Lloyd NV	65,503	1,250,966	0.2%

Nutreco NV (L)	25,711	1,209,722	0.2%

SBM Offshore NV (I)	64,683	1,268,867	0.2%

OTHER SECURITIES		7,183,735	1.5%

New Zealand 1.0%		5,393,642	1.0%

Norway 1.0%		5,243,907	1.0%

Portugal 0.6%		3,166,819	0.6%

Russia 0.0%		78,328	0.0%

Singapore 1.7%		8,641,406	1.7%

Spain 1.2%		6,279,030	1.2%

Sweden 3.6%		18,464,509	3.6%
Securitas AB, Series B	96,335	1,015,338	0.2%

OTHER SECURITIES		17,449,171	3.4%

See notes to financial statements	Annual report | International Small Company Fund	13

			% of
			Net
	Shares	Value	Assets
Switzerland 4.9%		$25,136,856	4.9%
Dufry AG (I)	8,302	1,102,829	0.2%

Galenica Holding AG	1,510	1,154,316	0.2%

GAM Holding AG (I)	62,411	1,097,724	0.2%

Informa PLC	188,246	1,483,421	0.3%

Lonza Group AG (I)	18,240	1,291,865	0.2%

Swiss Life Holding (I)	5,862	1,098,121	0.2%

OTHER SECURITIES		17,908,580	3.6%

Thailand 0.0%		13,360	0.0%

United Arab Emirates 0.0%		147,857	0.0%

United Kingdom 18.9%		98,011,708	18.9%
AMEC PLC	84,779	1,365,060	0.3%

Amlin PLC	165,498	1,005,884	0.2%

Ashtead Group PLC	148,873	1,487,267	0.3%

Barratt Developments PLC (I)	338,761	1,591,425	0.3%

Berkeley Group Holdings PLC	37,459	1,230,084	0.2%

Booker Group PLC	487,010	941,555	0.2%

Cobham PLC	339,361	1,497,260	0.3%

D.S. Smith PLC (I)	307,884	1,226,923	0.2%

Daily Mail & General Trust PLC	83,972	1,028,038	0.2%

Drax Group PLC	127,985	1,384,139	0.3%

Halma PLC	112,125	949,599	0.2%

ICAP PLC	181,432	1,033,001	0.2%

Inchcape PLC	146,217	1,334,630	0.3%

Inmarsat PLC	133,307	1,435,772	0.3%

Invensys PLC	192,957	1,461,936	0.3%

John Wood Group PLC	105,549	1,317,551	0.3%

Melrose Industries PLC	398,931	1,820,050	0.4%

Pennon Group PLC	120,792	1,311,276	0.3%

Persimmon PLC (I)	69,046	1,175,937	0.2%

Premier Oil PLC	175,219	976,990	0.2%

Serco Group PLC	157,045	1,332,466	0.3%

Spectris PLC	35,126	1,208,996	0.2%

Spirax-Sarco Engineering PLC	22,123	1,018,921	0.2%

Taylor Wimpey PLC	1,064,103	1,639,147	0.3%

Thomas Cook Group PLC (I)	512,467	1,119,780	0.2%

Travis Perkins PLC	44,505	1,086,268	0.2%

William Hill PLC	155,848	1,002,782	0.2%

OTHER SECURITIES		64,028,971	12.1%

United States 0.2%		1,288,081	0.2%

14	International Small Company Fund | Annual report	See notes to financial statements

				% of
				Net
			Value	Assets
Preferred Securities 0.0%			$773

(Cost $2,309)

France 0.0%			773	0.0%

Warrants 0.0%			$311	0.0%

(Cost $0)

Rights 0.0%			$30,064	0.0%

(Cost $29,905)

Units 0.1%			$756,680

(Cost $637,737)

Australia 0.0%			274,744	0.0%

Ireland 0.1%			337,043	0.1%

Singapore 0.0%			144,893	0.0%

				% of
				Net
	Yield	Shares	Value	Assets

Securities Lending Collateral 3.4%			$17,401,919

(Cost $17,401,218)
John Hancock Collateral Investment
Trust (W)	0.1754% (Y)	$1,738,853	17,401,919	3.4%

Short-Term Investments 0.3%			$1,375,492

(Cost $1,375,492)

Money Market Funds 0.3%			1,375,492	0.3%

State Street Institutional Liquid
Reserves Fund	0.0756% (Y)	1,375,492	1,375,492	0.3%

Total investments (Cost $500,262,573) † 103.1%			$533,760,619	103.1%

Other assets and liabilities, Net (3.1%)			(15,988,931)	(3.1)%

Total net assets 100.0%			$517,771,688	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-13.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. The investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-13.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $502,711,472. Net unrealized appreciation aggregated $31,049,147, of which $79,775,573 related to appreciated investment securities and $48,726,426 related to depreciated investment securities.

See notes to financial statements	Annual report | International Small Company Fund	15

The fund had the following sector allocation as a percentage of net assets on 8-31-13.

Industrials	24.7%
Consumer Discretionary	20.2%
Financials	14.5%
Materials	10.3%
Information Technology	8.0%
Energy	6.5%
Consumer Staples	5.6%
Health Care	5.6%
Utilities	2.2%
Telecommunication Services	1.8%
Short-Term Investments & Other	0.6%

Total	100.0%

16	International Small Company Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $482,861,355) including
$16,360,751 of securities loaned	$516,358,700
Investments in affiliated issuers, at value (Cost $17,401,218)	17,401,919

Total investments, at value (Cost $500,262,573)	533,760,619
Foreign currency, at value (Cost $946,334)	938,338
Receivable for investments sold	155,334
Receivable for fund shares sold	21,504
Dividends and interest receivable	847,251
Receivable for securities lending income	35,834
Receivable due from advisor	207
Other receivables and prepaid expenses	42,714

Total assets	535,801,801

Liabilities

Payable for investments purchased	400,487
Payable upon return of securities loaned	17,402,181
Payable to affiliates
Accounting and legal services fees	5,979
Transfer agent fees	24
Trustees’ fees	216
Other liabilities and accrued expenses	221,226

Total liabilities	18,030,113

Net assets	$517,771,688

Net assets consist of

Paid-in capital	$608,403,225
Undistributed net investment income	2,810,390
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(126,925,409)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	33,483,482

Net assets	$517,771,688

See notes to financial statements	Annual report | International Small Company Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($111,275 ÷ 12,208 shares)[1]	$9.11
Class I ($107,312 ÷ 11,765 shares)	$9.12
Class NAV ($517,553,101 ÷ 56,727,120 shares)	$9.12

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$9.59

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

18	International Small Company Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 8-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$9,314,044
Securities lending	388,891
Interest	2,834
Less foreign taxes withheld	(629,911)

Total investment income	9,075,858

Expenses

Investment management fees	3,061,993
Distribution and service fees	59
Accounting and legal services fees	41,905
Transfer agent fees	50
Trustees’ fees	3,622
State registration fees	6,712
Printing and postage	33
Professional fees	50,727
Custodian fees	335,861
Registration and filing fees	24,036
Other	8,003

Total expenses before reductions and amounts recaptured	3,533,001
Net expense reductions and amounts recaptured	(20,576)

Total expenses	3,512,425

Net investment income	5,563,433

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(528,433)
Investments in affiliated issuers	2,649
Foreign currency transactions	(199,141)
(724,925)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	57,223,911
Investments in affiliated issuers	(2,509)
Translation of assets and liabilities in foreign currencies	(14,190)
57,207,212
Net realized and unrealized gain	56,482,287

Increase in net assets from operations	$62,045,720

See notes to financial statements	Annual report | International Small Company Fund	19

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	8-31-13	8-31-12
Increase (decrease) in net assets

From operations
Net investment income	$5,563,433	$3,830,365
Net realized loss	(724,925)	(1,222,568)
Change in net unrealized appreciation (depreciation)	57,207,212	(9,622,091)

Increase (decrease) in net assets resulting from operations	62,045,720	(7,014,294)

Distributions to shareholders
From net investment income
Class NAV	(4,447,729)	(3,734,939)

From fund share transactions	210,109,848	69,847,659

Total increase	267,707,839	59,098,426

Net assets

Beginning of year	250,063,849	190,965,423

End of year	$517,771,688	$250,063,849

Undistributed net investment income	$2,810,390	$1,660,482

20	International Small Company Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-13[1]

Per share operating performance

Net asset value, beginning of period	$8.50
Net investment income[2]	—[3]
Net realized and unrealized gain on investments	0.61
Total from investment operations	0.61
Net asset value, end of period	$9.11
Total return (%)[4,5]	7.18[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	18.73[8]
Expenses including reductions and amount recaptured	1.63[8]
Net investment income	0.08[8]
Portfolio turnover (%)	9[9]

[1] The inception date for Class A shares is 6-27-13.
[2] Based on the average daily shares outstanding.
[3] Less than $0.005 per share.
[4] Does not reflect the effect of sales charges, if any.
[5] Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
[6] Not annualized.
[7] Less than $500,000.
[8] Annualized.
[9] Portfolio turnover is shown for period from 9-1-12 to 8-31-13.

CLASS I SHARES Period ended	8-31-13[1]

Per share operating performance

Net asset value, beginning of period	$8.50
Net investment income[2]	0.01
Net realized and unrealized gain on investments	0.61
Total from investment operations	0.62
Net asset value, end of period	$9.12
Total return (%)[3]	7.29[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	18.78[6]
Expenses including reductions and amount recaptured	1.23[6]
Net investment income	0.47[6]
Portfolio turnover (%)	9[7]

[1] The inception date for Class I shares is 6-27-13.
[2] Based on the average daily shares outstanding.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
[4] Not annualized.
[5] Less than $500,000.
[6] Annualized.
[7] Portfolio turnover is shown for period from 9-1-12 to 8-31-13.

See notes to financial statements	Annual report | International Small Company Fund	21

CLASS NAV SHARES Period ended	8-31-13	8-31-12	8-31-11	8-31-10	8-31-09

Per share operating performance

Net asset value, beginning of period	$7.59	$8.15	$7.08	$7.11	$8.49
Net investment income[1]	0.15	0.14	0.14	0.08	0.11
Net realized and unrealized gain (loss) on investments	1.52	(0.55)	1.08	0.20	(1.24)
Total from investment operations	1.67	(0.41)	1.22	0.28	(1.13)
Less distributions
From net investment income	(0.14)	(0.15)	(0.15)	(0.31)	(0.10)
From net realized gain	—	—	—	—	(0.15)
Total distributions	(0.14)	(0.15)	(0.15)	(0.31)	(0.25)
Net asset value, end of period	$9.12	$7.59	$8.15	$7.08	$7.11
Total return (%)[2]	22.17	(4.87)	17.11	3.87	(12.23)

Ratios and supplemental data

Net assets, end of period (in millions)	$518	$250	$191	$151	$125
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.09	1.09	1.09	1.12	1.09
Expenses including reductions and amounts recaptured	1.09	1.09	1.09	1.12	1.09
Net investment income	1.73	1.91	1.61	1.11	2.03
Portfolio turnover (%)	9	9	14	28	21

[1] Based on the average daily shares outstanding.
[2] Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

22	International Small Company Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of assets and liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities

Annual report | International Small Company Fund	23

will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$29,884,585	$57,614	$29,814,941	$12,030
Austria	4,637,583	—	4,637,583	—
Bahamas	88,460	—	88,460	—
Belgium	5,822,355	—	5,822,337	18
Bermuda	2,050,527	—	2,050,527	—
Canada	49,523,519	49,518,976	4,543	—
Cayman Islands	16,271	16,271	—	—
China	136,035	—	136,035	—
Colombia	18,676	18,676	—	—
Cyprus	297,690	—	297,690	—
Denmark	7,988,957	—	7,988,957	—
Faeroe Islands	59,886	—	59,886	—
Finland	13,252,676	—	13,252,676	—
France	21,672,321	—	21,668,439	3,882
Gabon	133,020	—	133,020	—
Germany	26,525,182	52,349	26,472,833	—
Gibraltar	520,732	—	520,732	—
Greece	2,075,265	—	2,075,167	98
Guernsey, Channel
Islands	6,779	6,779	—	—
Hong Kong	17,937,992	10,731	17,883,702	43,559
Ireland	7,745,195	—	7,745,195	—
Isle of Man	27,770	—	27,770	—
Israel	6,006,526	537,736	5,468,790	—
Italy	16,555,257	—	16,555,013	244
Japan	115,846,953	—	115,846,953	—
Jersey, Channel Islands	348,544	—	348,544	—
Liechtenstein	314,711	—	314,711	—
Luxembourg	1,140,387	—	1,140,387	—

24	International Small Company Fund | Annual report

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks (continued)
Malaysia	$78,491	—	$78,491	—
Malta	334,731	—	334,731	—
Mauritius	218,466	—	218,466	—
Monaco	46,415	—	46,415	—
Mongolia	104,630	—	104,630	—
Netherlands	10,913,290	—	10,913,290	—
New Zealand	5,393,642	—	5,393,642	—
Norway	5,243,907	—	5,243,907	—
Portugal	3,166,819	—	3,166,819	—
Russia	78,328	—	78,328	—
Singapore	8,641,406	—	8,638,400	$3,006
Spain	6,279,030	—	6,279,030	—
Sweden	18,464,509	—	18,464,509	—
Switzerland	25,136,856	—	25,136,856	—
Thailand	13,360	—	13,360	—
United Arab Emirates	147,857	—	147,857	—
United Kingdom	98,011,708	—	97,999,681	12,027
United States	1,288,081	$777,545	510,536	—
Preferred Securities
France	$773	—	773	—
Warrants	311	231	80	—
Rights	30,064	30,064	—	—
Units
Australia	274,744	—	274,744	—
Ireland	337,043	—	337,043	—
Singapore	144,893	—	144,893	—
Securities Lending
Collateral	17,401,919	17,401,919	—	—
Short-Term Investments
Money Market Funds	1,375,492	1,375,492	—	—

Total Investments in
Securities	$533,760,619	$69,804,383	$463,881,372	$74,864

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

Annual report | International Small Company Fund	25

If a borrower fails to return loaned securities when due, then the lending agent is responsible to, and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $200 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the year ended August 31, 2013 were $501. For the year ended August 31, 2013 the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a

26	International Small Company Fund | Annual report

specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2013, the fund has a capital loss carryforward of $126,272,315, available to offset future net realized capital gains. The following table details the capital loss carryforward available:

CAPITAL LOSS CARRYFORWARD EXPIRING AT	NO EXPIRATION DATE
AUGUST 31, 2018	LONG TERM

$124,137,010	$2,135,305

As of August 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2013 and 2012 was as follows:

	AUGUST 31, 2013	AUGUST 31, 2012

Ordinary Income	$4,447,729	$3,734,939

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2013, the components of distributable earnings on a tax basis consisted of $4,606,195 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Annual report | International Small Company Fund	27

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, of 0.95% of the fund’s average daily aggregate net assets. Aggregate net assets include the net assets of the fund and International Small Company Trust, a series of John Hancock Variable Insurance Trust (combined average daily aggregate net assets). The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee for certain funds (the Participating portfolios) of the Trust, John Hancock Funds, John Hancock Funds III and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to June 1, 2013 the Advisor had contractually agreed to waive a portion of its management fee for certain funds (the participating portfolios) of the Trust and John Hancock Variable Insurance Trust. The prior waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeded $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that equaled or exceeded $100 billion. The amount of the reimbursement was calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.63% and 1.23%, for Class A and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees and expenses, short dividend expense and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement

28	International Small Company Fund | Annual report

of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee or other expenses of the fund if certain expenses of the fund exceed 0.25% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

Accordingly, these expense reductions amounted to $3,358, $3,367 and $13,851 for Class A, Class I and Class NAV shares, respectively, for the year ended August 31, 2013.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended August 31, 2013 were equivalent to a net annual effective rate of 0.94% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED DURING
RECOVERY THROUGH AUGUST 1, 2016	THE PERIOD ENDED AUGUST 31, 2013

$6,722	—

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2013, amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for Class A shares:

CLASS	RULE 12b-1 FEE

Class A	0.30%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor. For the year end August 31, 2013, no sale charges were assessed.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one

Annual report | International Small Company Fund	29

year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2013, the fund did not pay CDSCs for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2013 were:

	DISTRIBUTION AND	TRANSFER AGENT	STATE	PRINTING AND
CLASS	SERVICE FEES	FEES	REGISTRATION FEES	POSTAGE

A	$59	$31	$3,356	$17
I	—	19	3,356	16
Total	$59	$50	$6,712	$33

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2013 and 2012 were as follows:

		Year ended 8-31-13	Year ended 8-31-12
	Shares	Amount	Shares	Amount
Class A shares[1]

Sold	12,208	$103,984	—	—

Net increase	12,208	$103,984	—	—

Class I shares[1]

Sold	11,765	$100,000	—	—

Net increase	11,765	$100,000	—	—

Class NAV shares

Sold	23,920,670	$210,947,692	9,887,974	$73,136,076
Distributions reinvested	541,086	4,447,729	532,043	3,734,939
Repurchased	(687,829)	(5,489,557)	(908,306)	(7,023,356)

Net increase	23,773,927	$209,905,864	9,511,711	$69,847,659

Total net increase	23,797,900	$210,109,848	9,511,711	$69,847,659

1 Period from 6-27-13 (inception date) to 8-31-13.

30	International Small Company Fund | Annual report

Affiliates of the fund owned 96%, 100% and 100% of shares of beneficial interest of Class A, Class I and Class NAV, respectively, on August 31, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $236,832,560 and $27,910,515, respectively, for the year ended August 31, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, affiliated fund investments may represent a significant portion of the fund’s net assets. At August 31, 2013, funds within the John Hancock funds complex held 99.9% of the fund. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	15.3%
John Hancock Lifestyle Growth Portfolio	34.3%
John Hancock Lifestyle Balanced Portfolio	26.6%
John Hancock Lifestyle Moderate Portfolio	5.7%

Annual report | International Small Company Fund	31

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and the Shareholders of
John Hancock International Small Company Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Small Company Fund (the “Fund”) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 25, 2013

32	International Small Company Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2013.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $8,268,403. The fund intends to pass through foreign tax credits of $501,819.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | International Small Company Fund	33

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor) for John Hancock International Small Company Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

34	International Small Company Fund | Annual report

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

Annual report | International Small Company Fund	35

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and peer group average for the one-, three-, and five-year periods ended December 31, 2012.

The Board took into account management’s discussion of the fund’s performance. The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for this fund are higher than the peer group median and that total expenses for this fund are lower than the peer group median. The Board took into account management’s discussion of the fund’s expenses.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board also noted that the Advisor pays the subadvisory fees of the fund, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

36	International Small Company Fund | Annual report

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fees for the fund are paid by the Advisor and are negotiated at arm’s length; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds); and

(b) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Annual report | International Small Company Fund	37

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds;

(3) the subadvisory fee for the fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

38	International Small Company Fund | Annual report

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which includes arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate account, and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund is being monitored and reasonably addressed; and

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Annual report | International Small Company Fund	39

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).
Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since
2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham,[3] Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009).
Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance Trust (since
2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

40	International Small Company Fund | Annual report

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson,[3] Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since
2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky,[3] Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).
Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds; Trustee and
Vice Chairperson of the Board, John Hancock retail funds, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | International Small Company Fund	41

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo,[3] Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees4

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	230

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010).
Trustee, John Hancock retail funds (2005–2010 and since 2012), Trustee, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[3] Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[3] Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).
Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2012).

42	International Small Company Fund | Annual report

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice
President, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions).

Annual report | International Small Company Fund	43

John Hancock retail funds is composed of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Became a Trustee of the Trust effective December 1, 2012.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

44	International Small Company Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Dimensional Fund Advisors LP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | International Small Company Fund	45

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock International Small Company Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	424A 8/13
MF159393	10/13

JOHN HANCOCK

Funds II

8.31.2013 **Annual Report**

John Hancock
INVESTMENTS

John Hancock Funds II

Annual report — Table of contents

Manager’s commentary and fund performance (See below for each fund’s page #)	3
Shareholder expense example	50
Portfolio of investments (See below for each fund’s page #)	55
Statements of assets and liabilities	274
Statements of operations	286
Statements of changes in net assets	298
Cash flow statement	306
Financial highlights	307
Notes to financial statements	317
Report of independent registered public accounting firm	382
Federal tax information	383
Evaluation of advisory and subadvisory agreements by the board of trustees	384
Appendix A	387
Trustees and officers information	402
For more information	405

Manager’s commentary &		Portfolio of	Manager’s commentary &		Portfolio of
Fund	fund performance	investments	Fund	fund performance	investments
Active Bond Fund	4	55	International Value Fund	27	135
All Cap Core Fund	5	73	Investment Quality Bond Fund	28	136
All Cap Value Fund	6	76	Mid Cap Growth Index Fund	29	146
Alpha Opportunities Fund	7	77	Mid Cap Stock Fund	30	149
Asia Total Return Bond Fund	8	82	Mid Cap Value Index Fund	31	151
Blue Chip Growth Fund	9	85	Mid Value Fund	32	155
Capital Appreciation Fund	10	87	Mutual Shares Fund	33	157
Capital Appreciation Value Fund	11	88	Real Estate Equity Fund	34	159
Core Bond Fund	12	94	Real Estate Securities Fund	35	160
Core Diversified Growth & Income Portfolio	13	100	Real Return Bond Fund	36	161
Core Fundamental Holdings Portfolio	14	101	Redwood Fund	37	163
Core Global Diversification Portfolio	15	101	Science & Technology Fund	38	164
Equity-Income Fund	16	101	Short Term Government Income Fund	39	166
Fundamental Global Franchise Fund	17	104	Small Cap Growth Fund	40	167
Fundamental Value Fund	18	104	Small Cap Opportunities Fund	41	169
Global Bond Fund	19	106	Small Cap Value Fund	42	180
Global Equity Fund		112	Small Company Growth Fund	43	182
Global Real Estate Fund	20	113	Small Company Value Fund	44	184
Health Sciences Fund	21	114	Spectrum Income Fund	45	187
High Income Fund	22	117	Strategic Equity Allocation Fund	46	220
High Yield Fund	23	122	Total Return Fund	47	257
International Growth Opportunities Fund	24	130	U.S. High Yield Bond Fund	48	263
International Growth Stock Fund	25	132	Value Fund	49	268
International Small Cap Fund	26	133

2

John Hancock Funds II

Manager’s commentary and fund performance

Fund performance

In the following pages we have set forth information regarding the performance of each fund of John Hancock Funds II (the Trust). There are several ways to evaluate a fund’s historical performance. One can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. With respect to all performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance tables

The performance tables show two types of total return information: cumulative and average annual total returns. A cumulative total return is an expression of a fund’s total change in share value in percentage terms over a set period of time — one, five and ten years (or since the fund’s inception if less than the applicable period). An average annual total return takes the fund’s cumulative total return for a time period greater than one year and shows what would have happened if the fund had performed at a constant rate each year. The tables show all cumulative and average annual total returns, net of fees and expenses of the Trust, but do not reflect the expenses of any insurance company separate accounts (including a possible contingent deferred sales charge) that may invest in the funds as applicable. If these were included, performance would be lower.

Graph — Change in value of $10,000 investment and comparative indices

The performance graph for each fund shows the change in value of a $10,000 investment over the life or ten-year period of each fund, whichever is shorter. Each fund’s performance is compared with the performance of one or more broad-based securities indices as a “benchmark.” All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and fund operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Funds that invest in multiple asset classes are compared with a customized benchmark. This benchmark is comprised of a set percentage allocation from each of the asset classes in which the fund invests.

Portfolio manager’s commentary

Finally, we have provided a commentary by each portfolio manager regarding each fund’s performance during the period ended August 31, 2013. The views expressed are those of the portfolio manager as of August 31, 2013, and are subject to change based on market and other conditions. Information about a fund’s holdings, asset allocation or country diversifica-tion is historical and is no indication of future fund composition, which will vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The funds are not insured by the FDIC, are not a deposit or other obligation of, or guaranteed by banks and are subject to investment risks including loss of principal amount invested. For a more detailed discussion of the risks associated with the funds, see the Trust prospectuses.

“Standard & Poor’s,” “Standard & Poor’s 500,” “S&P 500” and “S&P MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. “Russell 1000,” “Russell 2000,” “Russell 3000” and “Russell Midcap” are trademarks of Frank Russell Company. “Wilshire 5000” is a trademark of Wilshire Associates. “EAFE” and “MSCI” are trademarks of MSCI, Inc.. “Barclays Capital” is a registered trademark of Barclays Bank PLC. ”Lipper“ is a registered trademark of Reuters S.A. None of the funds in the Trust are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

3

Active Bond Fund
Subadvisors: Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC
(John Hancock Asset Management)
Portfolio Managers: Peter Farley, Joshua Kuhnert, Howard C. Greene, and Jeffrey N. Given

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks income and capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments.

Portfolio Composition*	% of Total
U.S. Government Agency	21.5
Collateralized Mortgage Obligations	18.9
Financials	16.2
U.S. Government	7.8
Energy	5.2
Industrials	4.4
Consumer Discretionary	4.0
Asset Backed Securities	3.8
Materials	3.1
Utilities	2.6
Telecommunication Services	2.6
Consumer Staples	1.8
Health Care	1.4
Information Technology	0.5
Municipal Bonds	0.1
Foreign Government Obligations	0.1
Short-Term Investments & Other	6.0

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $15,546.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Active Bond Fund Class NAV shares returned 0.20% and the benchmark, the Barclays U.S. Aggregate Bond Index, was down 2.47%.

Declaration Management & Research LLC and John Hancock Asset Management each manage 50% of the fund in separate sleeves. Two subad-visors are utilized to provide a more diversified approach to bond investing.

Environment ► U.S. bonds posted negative returns for the 12-month period, with the bulk of the decline occurring over the last four months. Economic growth in the U.S. showed moderate signs of improvement — particularly in employment, housing, and vehicle sales — but generally remained in a 1–3% range throughout the period, which helped keep inflation in check. Beyond the economy, bond investors focused their attention on the outcome of the U.S. presidential election, the federal government’s efforts to address expiring tax breaks and across-the-board spending cuts, and further developments in the European sovereign debt crisis. The US bond market was very stable until long term rates began moving higher in May 2013. While much anticipated, the market still had a rough reaction to the mention of an end to the Federal Reserve’s quantitative easing programs. The move higher in rates drove returns negative for almost all fixed income sectors. Bond returns began declining in 2013, as interest rates rose and put pressure on bond prices. Securities with longer duration and lower quality securities fared worse during this time, which affected the fund’s performance.

Declaration Management & Research LLC Commentary

Outperformance versus the benchmark was driven by asset allocation and security selection. The fund was overweight corporates and commercial mortgage backed securities (CMBS), which strongly outperformed Treasuries. Overweights in insurance, real estate investment trusts (REITs), and CMBS interest-only securities were particularly effective. The fund also ben-efited from security selection in the banking and energy sectors, agency MBS pools and CMBS. The fund was also positioned with shorter duration than the benchmark in anticipation of rising rates.

John Hancock Asset Management Commentary

The key factor behind the fund’s outperformance of its benchmark index was sector allocation, particularly overweight positions in high-yield corporate bonds and commercial mortgage-backed securities, which were the best-performing segments of the bond market during the 12-month period. An underweight position in Treasury bonds compared with the benchmark also contributed positively to relative results. In addition, the fund benefited from allocation decisions within its investment-grade corporate bond holdings. In particular, the fund’s emphasis on bonds issued by financial companies boosted relative results as finance-related securities posted positive returns, benefiting from robust demand for their relatively high yields, while the industrial and utility sectors of the investment-grade corporate bond market declined.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Active Bond Fund Class 1 (began 10/15/05)	0.15%	7.57%	—	5.76%	44.01%	—	55.46%
Active Bond Fund Class NAV (began 10/27/05)	0.20%	7.60%	—	5.88%	44.25%	—	56.52%
Barclays U.S. Aggregate Bond Index (10/15/05)[3,4]	–2.47%	4.93%	—	4.97%	27.19%	—	46.50%
Barclays U.S. Aggregate Bond Index (10/27/05)[3,4]	–2.47%	4.93%	—	5.03%	27.19%	—	47.00%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance
2 Since inception, a portion of the Active Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.69% and Class NAV shares – 0.64%.

4

All Cap Core Fund

Subadvisor: QS Investors, LLC
Portfolio Managers: Robert Wang and Russell Shtern

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital by investing in common stocks and other equity securities within all asset classes (small, mid and large cap) of those within the Russell 3000 Index.

Sector Weighting*	% of Total
Financials	19.3
Information Technology	16.5
Health Care	14.7
Consumer Discretionary	13.9
Industrials	12.9
Energy	8.7
Consumer Staples	6.9
Materials	2.8
Utilities	2.2
Telecommunication Services	1.6
Short-Term Investments & Other	0.5

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31st, 2013 the All Cap Core Fund Class NAV shares returned 22.19% and the benchmark, the Russell 3000 Index, returned 20.32%.

Environment ► Despite tax hikes enacted at the start of the year and federal spending restraint (which by some estimates could shave 1–1.5% off GDP growth), the economy withstood the substantial federal fiscal drag. Against this backdrop, we believe the economy’s recent performance is impressive. Recent data has been slightly firmer on balance, offering tentative support that activity could begin to accelerate modestly in the last part of the year and gather further momentum in 2014.

Positive performance for the period was driven by overweight positions in some strong-performing sectors. Contributors to the fund’s absolute return for the period included the financial sector, notably Bank of America Corp., T Rowe Price Group, and Citigroup Inc. The health care sector added value on an absolute basis and relative to the benchmark, boosted by Boston Scientific Corp., Alnylam Pharmaceuticals and Amgen. Thanks to solid security selection, the energy sector was the top relative contributor. Marathon Petroleum Corp., Tesoro Corp. and Holly Frontier Corp. all turned in strong returns for the Fund.

At the stock level, Apple Inc. was the greatest detractor from absolute performance, though a modest contributor relative to the benchmark due to the fund’s underweight position. Relative detractors at the security level were InterDigital, Inc. and Lender Processing Services, Inc.

For the 12-month period, ending August 31, 2013, the majority of style categories contributed positively to excess return. Valuation, growth and to a lesser extent, sentiment were all positive factor contributors. Quality was the only factor style category that was not rewarded for the period.

Over the last 12 months, investors have been looking for better evidence of economic recovery. Fixed income investors have absorbed the news that the Federal Reserve may taper its quantitative easing program. Meanwhile, volatility has moved further into under-reaction, and our measure of investor fear continued its progress towards more normal levels.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

All Cap Core Fund Class NAV (began 4/28/06)	22.19%	6.24%	—	3.96%	35.35%	—	33.01%
Russell 3000 Index[3,4]	20.32%	7.63%	—	5.47%	44.40%	—	48.03%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the All Cap Core Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S.
equity market.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.82%.

5

All Cap Value Fund

Subadvisor: Lord, Abbett & Co. LLC
Portfolio Managers: Robert P. Fetch and Deepak Khanna

INVESTMENT OBJECTIVE & POLICIES ► To seek capital appreciation by purchasing equity securities of U.S. and multinational companies in all capitalization ranges that the subadvisor believes are undervalued.

Sector Weighting*	% of Total
Financials	23.5
Health Care	21.4
Consumer Discretionary	12.0
Energy	9.9
Information Technology	9.1
Industrials	8.0
Consumer Staples	5.0
Materials	3.2
Telecommunication Services	3.2
Utilities	2.6
Short-Term Investments & Other	2.1

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $17,633.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the All Cap Value Fund Class NAV shares returned 24.99%, and the benchmark, the Russell 3000 Value Index, returned 23.20%.

Environment ► The broad market reached record levels near the end of the 12-month period amid strong U.S. employment reports, the improving U.S. housing market, and better than expected corporate earnings. However, the double-digit index return was accompanied by periods of volatility during the latter part of 2012 as investors weighed the impact of the U.S. presidential election and the impending fiscal cliff. Equity markets climbed in the beginning of 2013 following the fiscal cliff deal on the New Year’s holiday, but volatility returned in late May and early June as equity markets were influenced by fears that the U.S. Federal Reserve may begin reducing bond purchases under its quantitative easing program. Despite these fears, broad equity market indexes rebounded and many hit all-time highs in the period.

Stock selection as well as an overweight within the health care sector contributed to relative performance. Shares of Celgene Corp., a biotechnology firm that develops and markets therapies for the treatment of hematologic malignancies, rose after the announcement of positive phase 3 results for its key Revlimid drug study. Shares of Actavis, Inc. a generic drug manufacturer, appreciated on reports that the firm would acquire a branded pharmaceutical company based in Ireland. The acquisition would likely expand the firm’s product offering and result in significant tax savings. Stock selection within the materials sector also contributed to performance. Shares of Berry Plastics Group, Inc., a provider of plastic consumer packaging and engineered materials, rose after reporting positive quarterly results driven by the firm’s initiative to reduce costs, improve productivity, and increase prices.

Stock selection as well as an underweight within the financials sector detracted from performance during the period. Shares of Ventas, Inc., a real estate investment trust, declined due to concerns about the impact of rising interest rates on valuations of long-term leased assets, which account for more than half of Ventas’s net operating income. Shares of U.S. Bancorp, the fifth largest commercial bank in the United States, suffered as investors were concerned about management’s outlook on only a slow improvement in loan growth. Stock selection within the information technology sector also detracted from performance. Shares of Broadcom Corp., a provider of semiconductor chips used in mobility and broadband communication devices and infrastructure, dropped after the firm released lower-than-expected revenue guidance in July amid slowing growth in the smartphone market.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

All Cap Value Fund Class 1 (began 10/15/05)	24.88%	7.44%	—	7.46%	43.18%	—	76.33%
All Cap Value Fund Class NAV (began 10/15/05)	24.99%	7.50%	—	7.51%	43.56%	—	76.94%
Russell 3000 Value Index[3,4]	23.20%	6.70%	—	5.88%	38.33%	—	56.83%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the All Cap Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 3000 Value Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or Russell 2000 Value indices.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.86% and Class NAV shares – 0.81%.

6

Alpha Opportunities Fund

Subadvisor: Wellington Management Company, LLP
Portfolio Managers: Kent Stahl, CFA and Gregg Thomas, CFA

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term total return by employing a multiple sleeve structure, which means the Fund has several components that are managed separately in different investment styles. The Fund seeks to obtain its objective by combining these different components into a single fund. For purposes of the Fund, total return means growth of capital and investment income (dividends and interest).

Sector Weighting*	% of Total
Consumer Discretionary	17.8
Information Technology	17.7
Industrials	14.9
Health Care	13.0
Financials	12.8
Energy	8.2
Consumer Staples	5.0
Materials	4.7
Utilities	1.0
Telecommunication Services	0.6
Short-Term Investments & Other	4.3

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the one year period ending August 31, 2013, the Alpha Opportunities Fund Class NAV shares returned 26.04%, and the benchmark, the Russell 3000 Index, returned 20.32%.

Environment ► For the one year period ended August 31, 2013 U.S. equities, as measured by the Russell 3000 Index, gained 20.32%. Stocks rebounded leading into the period, after an equity sell-off in the second quarter of 2012. This rally continued into the first quarter of 2013 as solid corporate earnings results and favorable global liquidity dynamics lifted enthusiasm for stocks. Although investors initially reacted negatively to news in May that the Federal Reserve might slow its bond buying program sooner than expected, US equities modestly recovered towards the end of the second quarter. Equities continued to rise in July on positive accommodative rhetoric. However, in the final month of the period, U.S. equities suffered their largest decline since May of 2012. Heightened geopolitical risks took center stage as investors focused on the widening conflict in Syria and the potential for an imminent U.S. military strike against the regime of Syrian President Bashar al-Assad.

Security selection within the information technology, financials, and consumer discretionary sectors contributed the most to relative performance during the period. This was partially offset by weak stock selection within the health care sector. Sector allocation, a result of our bottom-up stock-by-stock decision making process, also contributed to relative results. An overweight to the strong performing consumer discretionary, as well as underweights to the telecommunication services and information technology sectors, contributed to relative returns. A modest cash position in a strong rising market detracted, as did an underweight to the financials sector and an overweight to the materials sector.

Top relative contributors during the period included career networking website LinkedIn and semiconductor manufacturer Micron Technology. An underweight to designer, manufacturer, and retailer of a range of computing devices and personal electronic products, Apple, also helped relative returns. We eliminated the position in Apple during the period.

Top detractors from relative performance during the period included Canada-based gold exploration and mining company Barrick Gold, US-based money transfer company Western Union, and US-based medical device company Edwards Lifesciences. We eliminated our positions in Western Union and Edwards Lifesciences during the period.

At the end of the period, stock-by-stock decisions resulted in overweights to the consumer discretionary, industrials, and materials sectors. The financials sector was the fund’s largest underweight, followed by consumer staples, utilities, and telecommunication services.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Alpha Opportunities Fund Class NAV (began 10/7/08)	26.04%	—	—	13.94%	—	—	89.58%
Russell 3000 Index[3,4]	20.32%	—	—	12.40%	—	—	77.38%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Alpha Opportunities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.01%.

7

Asia Total Return Bond Fund

Subadvisor: John Hancock Asset Management
Portfolio Managers: Neal Capecci, Luc Froehlich, and Endre Pedersen

INVESTMENT OBJECTIVE & POLICIES ► To maximize total return by seeking to generate capital appreciation and income, investing at least 80% of net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds issued by governments, government agencies, international organizations issuing supranational bonds and corporate issuers in Asia.

Portfolio Composition*	% of Total
Financials	41.1
Foreign Government Obligations	33.6
Energy	5.4
Consumer Discretionary	2.9
Consumer Staples	2.8
Industrials	2.5
Utilities	2.3
Materials	2.1
Telecommunication Services	1.3
Other	6.0

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► From its inception on January 16, 2013 through August 31, 2013, the Asia Total Return Bond Fund Class NAV shares lost 7.50% and the benchmark (a blend of 50% JPMorgan Asia Credit Index and 50% JPMorgan Emerging Local Market Plus Asia Index) was down 4.68%.

Environment ► Since the inception of the fund through August 31, 2013, Asian bond markets registered negative returns. Asian bond markets were flat during the first quarter of the year. In Asia, the new Japanese Prime Minister Shinzo Abe took steps to curb the country’s decade long deflationary spiral. The Philippines sovereign rating was upgraded to investment grade by Fitch and then by Standard & Poor’s. During the second quarter of 2013, emerging markets, including Asian bond markets, experienced a significant increase in volatility amid comments on quantitative easing tapering by Federal Reserve Chairman, Ben Bernanke. China notably experienced surging Shanghai interbank offered rates, which unveiled a cash crunch and hit China’s financial markets. During the period, the Reserve Bank of India, the Bank of Korea and the Reserve Bank of Australia lowered their interest rates, in the hope of boosting weakening economic growth.

All Asian currencies recorded negative returns against the US dollar with the exception of the Chinese yuan. The Indian rupee and Indonesian rupiah were amongst the worst performers amid worsening domestic macro environments which triggered capital outflows. The Australian dollar also depreciated due to disappointing economic data, the interest rate cut and China’s softer economic data.

Most of the Asian interest rate markets experienced steeper yield curves during the period.

For the shortened period, the primary detractor to performance was security selection in the corporate credit markets. In addition, exposure to the interest rate markets of Indonesia, Thailand and Singapore also hurt performance. In contrast, the fund’s exposure to Philippine bonds helped performance. Within currencies, the fund’s exposure to the Australian dollar and overweight position in the Indonesian rupiah contributed negatively, while an overweight position in the Chinese yuan and underweight position in the Indian rupee contributed positively to relative performance.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Asia Total Return Bond Fund Class NAV (began 1/16/13)	—	—	—	—	—	—	–7.50%
JPMorgan Asia Credit Index[3,4]	—	—	—	—	—	—	–5.12%
JPMorgan Emerging Local Markets Plus Asia Index[4,5]	—	—	—	—	—	—	–4.27%
Combined Index[4,6]	—	—	—	—	—	—	–4.68%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Asia Total Return Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 JPMorgan Asia Credit Index measures the performance of Asia ex Japan USD denominated bond market.
4 It is not possible to invest directly in an index.
5 JPMorgan Emerging Local Markets Plus Asia Index tracks total returns for local-currency-denominated money market instruments in over 20 emerging markets countries.
6 Combined Index is 50% JPMorgan Asia Credit Index and 50% JPMorgan Emerging Local Markets Plus Asia Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The waivers and expense limitations are contractual until at least December 31, 2014. For Class NAV shares the net expense is 0.88% and the gross expense is 0.90%.

8

Blue Chip Growth Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: Larry J. Puglia

INVESTMENT OBJECTIVE & POLICIES ► To provide long-term growth of capital with current income as a secondary objective. The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of large- and medium-sized blue chip growth companies that are considered well established in their industries and have the potential for above-average earnings growth.

Sector Weighting*	% of Total
Consumer Discretionary	26.3
Information Technology	23.1
Health Care	13.9
Industrials	13.5
Financials	7.9
Energy	4.5
Materials	4.4
Consumer Staples	3.7
Telecommunication Services	1.9
Short-Term Investments & Other	0.8

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $17,762.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31st, 2013 the Blue Chip Growth Fund Class NAV shares returned 19.69% and the benchmark, S&P 500 Index, returned 18.70%.

Environment ► U.S. equities posted double-digit gains for the twelve-month period ended August 31, 2013. At the start, investors grappled with a great deal of uncertainty including slowing growth in major emerging markets, uncertainty surrounding the U.S. presidential elections, and contentious U.S. budget deficit and fiscal cliff negotiations. These concerns were juxtaposed with improving economic data in the U.S. (particularly in the housing and labor markets), extremely accommodative monetary policy by central banks around the globe, and generally positive corporate earnings growth, which seemed to outweigh the broader concerns about the global economy. Entering 2013, the market began on a positive note after Congress reached an eleventh-hour fiscal cliff deal to delay deep spending cuts for two months and prevent broad-based tax increases. Market volatility seemed to return, however, after Federal Reserve officials sought to clarify their intention to potentially moderate the $85 billion per month in asset purchases should economic conditions continue to improve — possibly as early as the fall of 2013.

Stock selection drove relative outperformance. The health care sector contributed the most to relative results, driven by strong stock selection in the biotechnology industry. During the period, Gilead Sciences’ experimental hepatitis C drug met the goals of two late-stage trials. The results are expected help bring the first oral hepatitis C treatment to market in the U.S. The firm also reported strong quarterly earnings, helped most by the company’s HIV franchise.

A significant overweight to consumer discretionary, one of the best-performing sectors in the index, helped relative performance as consumers gained confidence in a strengthening U.S. economy.

Conversely, a significant overweight to information technology, one of the weakest performing sectors in the index during the period, weighed on relative gains. Within financials, both stock selection and an underweight to the top-performing sector in the index dampened relative returns. At the stock-specific level, a rise in the 10-year Treasury rate negatively affected tower companies, including American Tower. Tower companies typically have longer-term contracts and cannot adjust quickly to a change in interest rates.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Blue Chip Growth Fund Class 1 (began 10/15/05)	19.62%	8.72%	—	7.56%	51.86%	—	77.62%
Blue Chip Growth Fund Class NAV (began 10/15/05)	19.69%	8.77%	—	7.61%	52.23%	—	78.29%
S&P 500 Index[3,4]	18.70%	7.32%	—	6.38%	42.35%	—	62.78%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Blue Chip Growth Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.86% and Class NAV shares – 0.81%.

9

Capital Appreciation Fund

Subadvisor: Jennison Associates LLC
Portfolio Managers: Michael Del Balso, Kathleen A. McCarragher, and Spiros Segalas

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital by investing at least 65% of the Fund’s total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that are believed to have above-average growth prospects.

Sector Weighting*	% of Total
Information Technology	29.2
Consumer Discretionary	23.5
Health Care	18.2
Industrials	9.2
Consumer Staples	9.1
Energy	4.3
Financials	2.6
Materials	2.3
Telecommunication Services	1.4
Short-Term Investments & Other	0.2

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $16,635.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Capital Appreciation Fund, Class NAV shares returned 17.39%, and the benchmark, the Russell 1000 Growth Index, returned 16.43%.

Environment ► The U.S. equity market advanced strongly in the 12 months ended August 31, 2013, but with bouts of volatility, as sentiment vacillated between optimism and pessimism, often based on short-term data. Europe’s lingering economic malaise and political inertia before the U.S. presidential election in November contributed to a downturn earlier in the period, as did subsequent concerns about the reinstatement of payroll taxes, increased tax rates on higher incomes, and across-the-board federal spending cuts that took effect in March. Investors seemed to shrug off these fears, however, focusing instead on improving housing and employment data, rising consumer confidence, and continued strength in corporate profits. Later in the period, China’s slowdown and Europe’s issues led to moderating global growth and contributed to market volatility, as did concerns that the Federal Reserve would begin scaling back its quantitative easing program.

Fund holdings in consumer discretionary and health care were strong contributors to absolute return. In consumer discretionary, online travel company priceline.com, Inc. reported better-than-projected financial results, as both international and domestic gross bookings growth accelerated. In health care, Gilead Sciences, Inc. reported strong revenue and earnings. We like the company’s opportunities in the hepatitis C virus market and leading position in HIV, where pipeline drugs look promising.

In information technology, an overweight stance was detrimental, but security selection helped relative performance. LinkedIn’s revenue and earnings exceeded consensus expectations signifi-cantly. The company is a leading global online professional network that provides what we consider unique access to a scale database of active and passive job candidates. MasterCard reported strong growth in the value of its cardholder transactions. We expect MasterCard to continue to benefit from the secular shift from cash to electronic credit/debit transactions.

Other technology holdings detracted from performance. Apple was hurt by slowing revenue growth and lowered earnings projections. We believe product launches later this year can revive its earnings growth. Baidu, the top Internet search engine in China, was hit by concerns about competition and margins, which are being pressured as the company increases its investment spending and ramps up mobile monetization efforts.

Energy equipment company National Oilwell Varco declined on slower spending trends and project delays across the exploration and production industry.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Capital Appreciation Fund Class 1 (began 10/15/05)	17.44%	8.50%	—	6.67%	50.40%	—	66.35%
Capital Appreciation Fund Class NAV (began 10/15/05)	17.39%	8.53%	—	6.72%	50.58%	—	66.98%
Russell 1000 Growth Index[3,4]	16.43%	8.40%	—	7.31%	49.66%	—	74.35%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Capital Appreciation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 1000 Growth Index is an unmanaged index composed of the Russell 1000 Index securities that have a greater-than-average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.78% and Class NAV shares – 0.73%.

10

Capital Appreciation Value Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David R. Giroux

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term capital appreciation. Under normal market conditions, the Fund invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth.

Sector Weighting*	% of Total
Consumer Staples	15.9
Financials	13.7
Consumer Discretionary	13.1
Industrials	11.4
Health Care	11.1
Information Technology	9.6
Energy	5.7
Collateralized Mortgage Obligations	5.5
Telecommunication Services	5.0
Utilities	3.9
U.S. Government	1.0
Asset Backed Securities	0.8
Materials	0.2
Short-Term Investments & Other	3.1

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31st, 2013 the Capital Appreciation Value Fund Class NAV shares returned 16.37% and the benchmark, S&P 500 Index, returned 18.70%.

Environment ► U.S. equities produced excellent returns over the last year, benefiting from continued economic recovery, favorable corporate earnings, and extraordinary actions by major central banks to suppress interest rates. Near the end of the period, equity market volatility increased and interest rates began to rise after Federal Reserve (Fed) Chairman Ben Bernanke clarified that the Fed plans to likely begin tapering asset purchases later in the year and as the U.S. government debated military intervention in Syria. In this environment, the S&P 500 Index posted strong, double-digit returns. All sectors ended in positive territory led by the financials, health care, consumer discretionary, and industrials. Telecommunication services, information technology, and utilities posted the most modest returns.

The fund underperformed the S&P 500 Index for the 12-month period ended August 31, 2013, though both the fund and index posted positive double-digit returns. From an asset class perspective, the fund’s underlying stock holdings generally performed the best and significantly outperformed the benchmark. Bonds posted the most modest results for the period.

At the overall equity sector level, there were no detractors from absolute performance during the period, but the telecommunication services, materials, and utilities sectors posted the most modest results. Some individual securities did post negative absolute returns, particularly Apple, which was eliminated during the period.

From an equity sector perspective, the financials, consumer discretionary, and health care sectors contributed the most to absolute returns. In the financials sector, capital markets companies led absolute returns. Among consumer discretionary names, home improvement retailer Lowe’s and auto components companies TRW and Delphi Automotive aided absolute results the most. Thermo Fisher Scientific drove the health care sector to support absolute performance as the company has continued to report strong organic revenue growth.

Derivatives used during the period included equity options. Equity options decreased exposure to the underlying securities during the entire period. During the 12 month period ending 8/31/2013, the covered call strategy generated a positive return. The impact of these derivatives should be viewed in aggregate with the underlying securities.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Capital Appreciation Value Fund Class NAV (began 1/6/11)	16.37%	—	—	10.86%	—	—	31.46%
S&P 500 Index[3,4]	18.70%	—	—	12.14%	—	—	35.52%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Capital Appreciation Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.91%.

11

Core Bond Fund

Subadvisor: Wells Capital Management, Inc.
Portfolio Managers: Thomas O’Connor and Troy Ludgood

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks total return consisting of income and capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities, and money market instruments.

Portfolio Composition*	% of Total
U.S. Government Agency	30.7
U.S. Government	17.0
Asset Backed Securities	14.6
Collateralized Mortgage Obligations	10.8
Financials	8.7
Energy	3.0
Consumer Discretionary	2.0
Health Care	1.8
Utilities	1.7
Telecommunication Services	1.5
Foreign Government Obligations	1.5
Consumer Staples	1.2
Municipal Bonds	1.0
Information Technology	0.8
Industrials	0.6
Materials	0.4
Short-Term Investments	2.7

* As a percentage of total investments.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $15,101.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Core Bond Fund Class NAV shares lost 2.21%, and the benchmark, the Barclays U.S. Aggregate Bond Index lost 2.47%.

Environment ► Over the last twelve months we have seen a gradual shift in the market’s focus from downside risks and highly accommodative policy towards the return of growth momentum and implications on the eventual withdrawal of accommodative policy. In early 2013, a strong start to the year spurred by a last minute fiscal cliff deal quickly lost momentum following a round of poor economic data out of Europe and investor concerns over the Cyprus bailout and inconclusive results in Italy’s elections. As we moved into the second quarter, positive data on housing, employment, and manufacturing drove an improvement in sentiment. Suggestions by the Fed that it may taper quantitative easing this year triggered a large sell-off in Treasury yields and spread products.

In July and August we saw sentiment begin to improve as market participants digested the impact of potential tapering in the context of already higher rates. U.S. fixed income markets appear better balanced. The next few months pose some important challenges to markets including the Fed decision on tapering, the nomination of a new Fed chairperson, ongoing potential for military intervention in Syria, and the climax of the debates in Congress over the debt ceiling and sequester. The overall picture suggests a period of potentially higher risk in the near term, though with the benefit of a clearer picture heading into year-end as a number of the above milestones move into the rear-view mirror.

Consistent with our investment process, security selection was the most significant contributor to the Fund’s performance. We are maintaining the Fund’s duration neutral to the benchmark, and remain overweight to ABS, CMBS, Agency MBS, and credit. We continue to be underweight Agency debt and U.S. Treasuries in the Fund.

Within Agency MBS, security selection was a sig-nificant contributor, with our overweight to prepay protected stories in higher coupons and our overweight to TBAs in lower coupons driving outperformance. Within credit, security selection was a significant contributor, driven by overweights to selected REITS, local governments, and financials, as well as underweights to selected technology, telecom, and sovereign credits. Within ABS, security selection contributed as we took advantage of relative value trading opportunities within floating rate credit card ABS, private student loan and FFELP student loan ABS, and floorplan ABS. Within CMBS, our overweight to the sector contributed to outperformance.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Core Bond Fund Class 1 (began 10/15/05)	–2.26%	5.89%	—	5.37%	33.13%	—	51.01%
Core Bond Fund Class NAV (began 10/15/05)	–2.21%	5.93%	—	5.42%	33.40%	—	51.56%
Barclays U.S. Aggregate Bond Index[3,4]	–2.47%	4.93%	—	4.97%	27.19%	—	46.50%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Core Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.69% and Class NAV shares – 0.64%.

12

Core Diversified Growth & Income Portfolio

Subadvisors: John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (John Hancock Asset Management (North America)) and John Hancock Asset Management Portfolio Managers: Bob Boyda, Steve Medina, Marcelle Daher, and Nathan Thooft

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital and income by investing in other funds and other investment companies. Under normal market conditions, the Portfolio will generally invest between 65% and 75% of its assets in equity securities, which include securities held by the underlying funds, and between 25% and 35% of its assets in fixed-income securities, which include securities held by the underlying funds.

Underlying Funds*	% of Total
Affiliated Investment Companies	40.0
Equity	27.9
Fixed Income	12.1
American Funds Insurance Series	60.0
Equity	41.9
Fixed Income	18.1

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Core Diversified Growth & Income Portfolio Class 1 shares returned 11.91%, compared to the 18.70% return of the S&P 500 Index, the loss of 2.47% for the Barclays U.S. Aggregate Bond and the 13.12% return of the Combined Index.

Environment ► The 12 months ended August 31, 2013, were marked by ongoing uncertainty about global recovery and the continuation of the volatility that had dominated the previous 12 months.

As the period began, investors were concerned about the U.S. presidential election and the inability of U.S. politicians to agree on a budget deal that would prevent the U.S. economy from tumbling over the so-called fiscal cliff. Politics also assumed center stage in the eurozone, where leaders and their austerity measures came under attack. Around the globe, fundamentals took a backseat to sentiment as investors moved their money between safe havens and trades considered risky.

In January, equities gained momentum after the U.S. Congress reached an agreement to avoid most tax increases that had been set to take effect had a compromise not been reached. In Japan, steps by newly elected Prime Minister Shinzo Abe and newly appointed Bank of Japan Governor Haruhiko Kuroda fueled optimism that the economy might break its deflationary spiral and enter a period of sustained growth. Japanese equities rallied in March and April, but the rally stalled in mid-May as doubts set in about the effectiveness of the reforms.

Globally, stocks trended higher until June when concerns rose that the credit conditions would tighten in the United States and China. Those worries commenced after U.S. Federal Reserve (Fed) Chairman Ben Bernanke said the Fed would begin to taper bond purchases if labor markets continued to improve. This announcement sparked a significant change in the investment landscape. The yield on the 10-year Treasury note spiked 160 basis points, essentially bringing an end to a 30-year bond bull market. Stocks, which collapsed in the immediate aftermath of the announcement, have since pared losses, as the Fed reaffirmed continuing support.

During the year, the portfolio delivered a strong absolute gain but modestly trailed its combined index. Exposure to emerging market equities detracted from relative results as slowing economic growth weighed on earnings. Manager selection modestly detracted, primarily due to the EuroPacific Growth fund (American Funds) and to a lesser extent the Short Term Government Income (John Hancock) and US Government Securities (American Funds) funds. Conversely, the portfolio’s relative performance was supported by its allocations to U.S. mid and small cap equities in addition to international developed stocks. Within fixed income, the allocation to short-term bonds also contributed positively.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Core Diversified Growth & Income Portfolio Class 1 (began 7/1/08)	11.91%	5.54%	—	4.84%	30.97%	—	27.70%
S&P 500 Index[3,4]	18.70%	7.32%	—	7.19%	42.35%	—	43.19%
Barclays U.S. Aggregate Bond Index[4,5]	–2.47%	4.93%	—	4.94%	27.19%	—	28.29%
Combined Index[4,6]	13.12%	7.07%	—	6.96%	40.69%	—	41.62%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Core Diversified Growth & Income Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.
5 Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6 The Combined Index represents 75% S&P 500 Index and 25% Barclays U.S. Aggregate Bond Index.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 shares, the net expense is 0.58% and the gross expense is 0.69%. The expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests.

13

Core Fundamental Holdings Portfolio

Subadvisors: John Hancock Asset Management (North America) and John Hancock Asset Management
Portfolio Managers: Bob Boyda, Steve Medina, Marcelle Daher, and Nathan Thooft

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital by investing in other funds and other investment companies. Under normal market conditions, the Portfolio will gen erally invest between 55% and 65% of its assets in equity securities, which include securities held the underlying funds, and between 35% and 45% of its assets in fixed-income securities, which include securities held by the underlying funds.

Underlying Funds*	% of Total
Affiliated Investment Companies	40.0
Equity	23.8
Fixed Income	16.2
American Funds Insurance Series	60.0
Equity	35.7
Fixed Income	24.3

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Core Fundamental Holdings Portfolio Class 1 shares returned 9.66%, compared to the 18.70% return of the S&P 500 Index, the loss of –2.47% for the Barclays U.S. Aggregate Bond and the 9.87% return of the Combined Index.

Environment ► The 12 months ended August 31, 2013, were marked by ongoing uncertainty about global recovery and the continuation of the volatility that had dominated the previous 12 months.

As the period began, investors were concerned about the U.S. presidential election and the inability of politicians to agree on a budget deal that would prevent the U.S. economy from tumbling over the so-called fiscal cliff. Politics also assumed center stage in the eurozone, where leaders and their austerity measures came under attack. Around the globe, fundamentals took a backseat to sentiment as investors moved their money between safe havens and trades considered risky.

In January, equities gained momentum after the U.S. Congress reached an agreement to avoid most tax increases that had been set to take effect had a compromise not been reached. In Japan, steps by newly elected Prime Minister Shinzo Abe and newly appointed Bank of Japan Governor Haruhiko Kuroda fueled optimism that the economy might break its deflationary spiral and enter a period of sustained growth. Japanese equities rallied in March and April, but the rally stalled in mid-May as doubts set in about the effectiveness of the reforms.

Globally, stocks trended higher until June when concerns rose that the credit conditions would tighten in the United States and China. Those worries commenced after U.S. Federal Reserve (Fed) Chairman Ben Bernanke said the Fed would begin to taper bond purchases if labor markets continued to improve. This announcement sparked a significant change in the investment landscape. The yield on the 10-year Treasury note spiked 160 basis points, essentially bringing an end to a 30-year bond bull market. Stocks, which collapsed in the immediate aftermath of the announcement, have since pared losses, as the Fed reaffirmed continuing support.

During the year, the portfolio delivered a strong absolute gain but modestly trailed its combined index. Exposure to emerging market equities detracted from relative results as slowing economic growth weighed on earnings. Manager selection modestly detracted from results, primarily due to the EuroPacific Growth fund (American Funds) and to a lesser extent the Short Term Government Income (John Hancock) and US Government Securities (American Funds) funds. The portfolio’s relative performance was supported by its allocations to U.S. mid-and small cap equities in addition to international developed stocks. Within fixed income, the allocation to short-term bonds also contributed positively.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Core Fundamental Holdings Portfolio Class 1 (began 7/1/08)	9.66%	5.30%	—	4.67%	29.45%	—	26.61%
S&P 500 Index[3,4]	18.70%	7.32%	—	7.19%	42.35%	—	43.19%
Barclays U.S. Aggregate Bond Index[4,5]	–2.47%	4.93%	—	4.94%	27.19%	—	28.29%
Combined Index[4,6]	9.87%	6.80%	—	6.72%	38.96%	—	39.94%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Core Fundamental Holdings Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.
5 Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6 The Combined Index represents 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 shares, the net expense is 0.58% and the gross expense is 0.88%. The expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests.

14

Core Global Diversification Portfolio

Subadvisors: John Hancock Asset Management (North America) and John Hancock Asset Management
Portfolio Managers: Bob Boyda, Steve Medina, Marcelle Daher, and Nathan Thooft

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital by investing in other funds and other investment companies. Under normal market conditions, the Portfolio will generally invest a significant portion of its assets in securities, which include securities held by the underlying funds, of issuers located in a number of different countries throughout the world, excluding the U.S., and will generally invest between 60% and 70% of its assets in equity securities, which include securities held by the underlying funds, and between 30% and 40% of its assets in fixed-income securities, which include securities held by the underlying funds.

Underlying Funds*	% of Total
Affiliated Investment Companies	28.6
Equity	14.4
Fixed Income	14.2
American Funds Insurance Series	60.0
Equity	38.7
Fixed Income	21.3
Exchange Traded Funds	11.4

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Core Global Diversification Portfolio Class 1 shares returned 9.35%, compared to the 18.31% return of the MSCI World Index, the loss of 2.47% for the Barclays U.S. Aggregate Bond Index and the 10.69% return of the Combined Index.

Environment ► The 12 months ended August 31, 2013, were marked by ongoing uncertainty about global recovery and the continuation of the volatility that had dominated the previous 12 months.

As the period began, investors were concerned about the U.S. presidential election and the inability of U.S. politicians to agree on a budget deal that would prevent the U.S. economy from tumbling over the so-called fiscal cliff. Politics also assumed center stage in the eurozone, where leaders and their austerity measures came under attack. Around the globe, fundamentals took a backseat to sentiment as investors moved their money between safe havens and trades considered risky.

In January, equities gained momentum after the U.S. Congress reached an agreement to avoid most tax increases that had been set to take effect had a compromise not been reached. In Japan, steps by newly elected Prime Minister Shinzo Abe and newly appointed Bank of Japan Governor Haruhiko Kuroda fueled optimism that the economy might break its deflationary spiral and enter a period of sustained growth. Japanese equities rallied in March and April, but the rally stalled in mid-May as doubts set in about the effectiveness of the reforms.

Globally, stocks trended higher until June when concerns rose that the credit conditions would tighten in the United States and China. Those worries commenced after U.S. Federal Reserve (Fed) Chairman Ben Bernanke said the Fed would begin to taper bond purchases if labor markets continued to improve. This announcement sparked a significant change in the investment landscape. The yield on the 10-year Treasury note spiked 160 basis points, essentially bringing an end to a 30-year bond bull market. Stocks, which collapsed in the immediate aftermath of the announcement, have since pared losses, as the Fed reaffirmed continuing support.

During the year, the portfolio delivered a strong absolute gain but modestly trailed its combined index. Exposure to emerging market equities detracted from relative results as slowing economic growth weighed on earnings. Manager selection modestly detracted from results, primarily due to the EuroPacific Growth Fund (American Funds) and to a lesser extent the Short Term Government Income Fund (John Hancock) and US Government Securities Fund (American Funds). The portfolio’s relative performance was supported by its allocations to U.S. mid and small cap equities in addition to international developed stocks. Within fixed income, the allocation to short-term bonds also contributed positively.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Core Global Diversification Portfolio Class 1 (began 7/1/08)	9.35%	4.37%	—	3.22%	23.85%	—	17.78%
MSCI World Index[3,4]	18.31%	4.73%	—	3.80%	25.98%	—	21.26%
Barclays U.S. Aggregate Bond Index[4,5]	–2.47%	4.93%	—	4.94%	27.19%	—	28.29%
Combined Index[4,6]	10.69%	5.29%	—	4.67%	29.42%	—	26.64%

1 Performance does not reflect the deduction of taxes on Portfolio distributions or redemptions of Portfolio shares. Past performance does not predict future performance.
2 Since inception, a portion of the Core Global Diversification Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market perfor-
mance of developed markets.
4 It is not possible to invest directly in an index.
5 Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6 The Combined Index represents 65% MSCI World Index and 35% Barclays U.S. Aggregate Bond Index.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 shares, the net expense is 0.63% and the gross expense is 0.73%. The expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests.

15

Equity-Income Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: Brian C. Rogers

INVESTMENT OBJECTIVE & POLICIES ► To provide substantial dividend income and also long-term growth of capital. The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

Sector Weighting*	% of Total
Financials	19.7
Energy	14.9
Industrials	13.9
Consumer Discretionary	10.1
Information Technology	9.4
Health Care	6.0
Utilities	5.3
Consumer Staples	5.0
Materials	4.8
Telecommunication Services	3.6
Short-Term Investments & Other	7.3

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $16,137.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2013, the Equity-Income Fund Class NAV shares returned 21.33% and the benchmark, the Russell 1000 Value Index, returned 23.10%.

Environment ► U.S. equities produced excellent returns over the last year, benefiting from continued economic recovery, favorable corporate earnings, and extraordinary actions by major central banks to suppress interest rates. Near the end of the period, equity market volatility increased and interest rates began to rise after Federal Reserve (Fed) Chairman Ben Bernanke clarified that the Fed plans to likely begin tapering asset purchases later in the year and as the U.S. government debated military intervention in Syria. In this environment, the Russell 1000 Value Index posted strong, double-digit returns. All sectors ended in positive territory led by the consumer discretionary, information technology, financials, and health care sectors. Telecommunication services posted the most modest returns, and the utilities, materials, and energy sectors also underperformed the overall index.

For the 12-month period ended August 31, 2013, the portfolio underperformed the Russell 1000 Value Index. Overall, stock selection detracted from relative performance while sector weighting was positive. The leading detractor from relative performance was the financials sector due mostly to an underweight position as the sector performed strongly on the back of an improving economic landscape. An underweight position in the health care sector also weighed on relative performance. Stock selection in utilities also hurt relative results, particularly Exelon and Entergy, which continue to be challenged by persistently low natural gas prices.

The leading contributor to relative performance during the period was the information technology sector due to the combination of an overweight position and stock selection. Shares of Computer Sciences were buoyed by management cost cutting initiatives and its plan to improve free cash flow by lowering capital expenditures. Stock selection in the materials sector also aided relative results, led by International Paper, which has benefited from relatively stable demand in its containerboard business and a strong pricing environment.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Equity-Income Fund Class 1 (began 10/15/05)	21.20%	7.11%	—	6.26%	40.97%	—	61.37%
Equity-Income Fund Class NAV (began 10/15/05)	21.33%	7.16%	—	6.31%	41.33%	—	62.01%
Russell 1000 Value Index[3,4]	23.10%	6.69%	—	5.83%	38.21%	—	56.32%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Equity-Income Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: For Class 1 shares – 0.88% and Class NAV shares – 0.83%.

16

Fundamental Global Franchise Fund

Subadvisor: John Hancock Asset Management
Portfolio Managers: Bob Boyda, Steve Medina

INVESTMENT OBJECTIVE & POLICIES ► The fund seeks to provide capital appreciation and under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of franchise companies. A franchise company is one whose return on invested capital over a three year period is above its cost of capital.

Sector Weighting*	% of Total
Consumer Staples	46.4
Information Technology	23.9
Consumer Discretionary	16.6
Health Care	5.7
Industrials	4.6
Short-Term Investment & Other	2.8

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class A on 6/29/12 (commencement of operations) would have been valued at $11,547, with maximum sales charge and $12,155 excluding sales charges. A $10,000 investment in Class I Shares on 6/29/12 (commencement of operations) would have been valued at $12,211.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Fundamental Global Franchise Fund Class NAV shares returned 15.76%, and the benchmark, the MSCI World Index, returned 18.31%.

Environment ► Major developed markets worldwide posted strong gains for the 12-month reporting period, benefiting as the U.S. economy gained traction, Europe’s sovereign debt problems stabilized and Japan’s government took steps to jumpstart economic growth there. Emerging markets, however, were laggards, hurt by deceleration in China and worries that the U.S. Federal Reserve would taper its bond-buying program. Within the MSCI World Index, returns in the consumer discretionary, financials, health care and industrials sectors were especially strong.

As always, the fund was focused on 20 to 30 financially sound companies with global franchises, mainly multinational companies with a portfolio of brands or intellectual property that could give them a competitive advantage and sustainable cash flows. We believe this strategy helps lower volatility and reduce downside risk in a market decline, but also can make it harder to keep up in a strong up market. We were pleased that the fund’s performance was relatively close to that of its benchmark, given the market’s sizable advance this past year.

The fund lagged the MSCI World Index in part because it had no exposure to the strong-performing financials group and an overweighting — about half of total assets — in consumer staples, where the prospect of higher interest rates held back returns. Stock picks in consumer discretionary and industrials also hurt relative performance. In consumer discretionary, untimely ownership of media giant Omnicom Group, Inc. detracted, as the fund missed out when merger news drove the stock higher. Elsewhere, disappointments included consumer staples holding SABMiller PLC, a U.K.-based global brewer whose shares lagged due to concern that decelerating economic growth in emerging markets would dampen its revenues. In information technology, shares of database management software company Oracle Corp. made little headway, as corporations kept a lid on technology spending and competition from cloud computing increased.

Overall, security selection in the consumer staples sector aided relative performance. There, top contributors included China’s second largest brewer, Tsingtao Brewery Co., whose stock benefited as market share gains fueled positive investor sentiment. Other standouts came from consumer discretionary. Of note was coffee retailer Starbucks Corp., whose repositioning led to strong earnings and better-than-expected same-store sales. An investment in Germany-based athletic footwear and apparel company Adidas AG also helped, as expansion of its high-margin retail business and cost cutting fueled a strong advance in the stock.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Fundamental Global Franchise Fund Class A (began 6/29/12)[3]	9.45%	—	—	13.02%	—	—	15.47%
Fundamental Global Franchise Fund Class I (began 6/29/12)	15.75%	—	—	18.53%	—	—	22.11%
Fundamental Global Franchise Fund Class NAV (began 6/29/12)	15.76%	—	—	18.63%	—	—	22.24%
MSCI World Index[4,5]	18.31%	—	—	22.25%	—	—	26.64%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Fundamental Global Franchise Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Class A returns reflect maximum sales charge of 5%.
4 MSCI World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
5 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class A, Class I, and Class NAV shares, the net expenses equal the gross expenses, and are 1.43%, 1.04%, and 0.93%, respectively.

17

Fundamental Value Fund

Subadvisor: Davis Selected Advisers, L.P.
Portfolio Managers: Christopher C. Davis and Kenneth Charles Feinberg

INVESTMENT OBJECTIVE & POLICIES ► To seek growth of capital. The Fund invests primarily in common stocks of U.S. companies with market capitalization of at least $10 billion.

Sector Weighting*	% of Total
Financials	36.4
Consumer Staples	15.1
Information Technology	10.9
Consumer Discretionary	10.8
Energy	7.5
Health Care	6.6
Materials	5.2
Industrials	4.9
Telecommunication Services	0.2
Short-Term Investments & Other	2.4

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Fundamental Value Fund Class NAV shares returned 21.29%, and the benchmark, the S&P 500 Index, returned 18.70%.

Environment ► All sectors within the index turned in positive performance. The benchmark sectors with the strongest performance over the period were financials, health care, and consumer discretionary. The weakest sectors (but still positive) were telecommunication services, information technology, and utilities.

Financial companies were the most important contributor to absolute performance. The Fund’s financial companies under-performed the corresponding sector within the Index, but benefited from having a higher average weighting in this top performing sector.

Information technology companies were the most important contributor to performance relative to the Index. The fund’s technology companies out-performed the corresponding sector within the Index and also benefited from having a lower average weighting than the Index in this weaker performing sector.

Consumer staple companies were the second most important contributor to both absolute and relative performance. The fund’s consumer staple companies out-performed the corresponding sector within the Index. This outperformance was slightly offset by a higher average weighting in this weaker performing sector.

Consumer discretionary companies also made important contributions to both absolute and relative performance. The fund’s consumer discretionary companies out-performed the corresponding sector within the index, but had a lower average weighting in this stronger performing sector.

Health care companies were the largest detractors from performance relative to the Index. The fund’s health care companies under-performed the corresponding sector within the Index and had a lower average weighting in this stronger performing sector.

Industrial companies were the second most substantial detractors from performance relative to the Index. The Fund’s Industrial companies under-performed the corresponding sector within the Index. The fund’s relative performance was also reduced by a lower average weighting in this stronger performing sector.

The fund held approximately 15% of its assets in foreign companies at August 31, 2013. As a whole, these companies under-performed the Fund’s domestic holdings.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Fundamental Value Fund Class NAV (began 10/15/05)	21.29%	5.29%	—	4.79%	29.43%	—	44.57%
S&P 500 Index[3,4]	18.70%	7.32%	—	6.38%	42.35%	—	62.78%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Fundamental Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.78%.

18

Global Bond Fund

Subadvisor: Pacific Investment Management Company LLC
Portfolio Manager: Scott Mather

INVESTMENT OBJECTIVE & POLICIES ► To seek maximum total return, consistent with preservation of capital and prudent investment management. The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries, one of which may be the United States, which may be repre sented by futures contracts (including related options) with respect to such securities, and options on such securities.

Portfolio Composition*	% of Total
Foreign Government Obligations	37.4
Financials	23.9
Collateralized Mortgage Obligations	14.9
U.S. Government	6.1
U.S. Government Agency	4.0
Consumer Discretionary	1.6
Asset Backed Securities	1.4
Consumer Staples	0.7
Industrials	0.6
Information Technology	0.4
Materials	0.4
Purchased Options	0.2
Short-Term Investments & Other	8.4

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $15,069.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2013, the Global Bond Fund Class NAV shares lost 4.83% and the benchmark, the JPMorgan Global Government Bond Unhedged Index lost 5.80%.

Environment ► While politicians struggled to agree on fiscal policies, ultimately reaching a resolution, the Federal Reserve (Fed) unveiled new monetary policy measures including initiating purchases of $40 billion in Agency mortgage-backed securities (MBS), in addition to the existing purchases of $45 billion in Treasuries each month. The Fed also took the extraordinary step of linking an increase in the federal funds rate to specific economic targets for unemployment and inflation targets.

U.S. equity indices reached new highs and Treasuries sold off during the first quarter of 2013 as signs of renewed momentum in the world’s largest economy fueled risk appetite. Investors discounted negative fiscal policy developments —including Congress’ failure to reach a deal on sequestration — and instead focused on positive news out of the housing and labor markets. In Europe, a botched rescue of the Cypriot financial system set new precedents in the Eurozone’s four-year old debt crisis.

During the latter half of the period, conditions in financial markets deteriorated as investors reacted to signals by the Fed that it would begin to slow the pace of asset purchases as early as September. Although the Fed subsequently back-pedaled somewhat, the shift in tone fueled a broad-based sell-off of fixed income assets, undermining market liquidity, and sending yields higher across the risk spectrum.

Across the Pacific, the Bank of Japan stunned markets in early 2013 by introducing a host of new monetary measures aimed at ending the country’s chronic history of deflation. Along with a potent dose of fiscal stimulus the combined measures constitute one of the boldest economic policy experiments in the country’s history.

An allocation to non-Agency MBS contributed to performance over the last year, benefitting from the ongoing housing recovery. Within credit, a focus on financials also added to returns as they outperformed the broader corporate sector. Holdings of Build America Bonds contributed to positive returns, as spreads tightened on continued demand. Lastly, exposure to emerging market external debt bolstered returns over the period as spreads compressed.

Overall, duration strategies (including yield curve positioning and non-U.S. interest rate allocations) were negative for returns over the period. Allocations to select developed countries such as Aus-tralia added to returns, as their interest rates fell. In contrast, underweights to the rates in Japan, as well as Italy and Spain, detracted from performance as yields rallied over the period. Modest exposure to Brazilian local rates also impacted performance negatively, as their interest rates rose.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Global Bond Fund Class 1 (began 10/15/05)	–4.93%	5.71%	—	5.34%	32.02%	—	50.69%
Global Bond Fund Class NAV (began 10/15/05)	–4.83%	5.78%	—	5.41%	32.42%	—	51.43%
JPMorgan Global Government Bond Unhedged Index[3,4]	–5.80%	3.98%	—	4.74%	21.55%	—	44.26%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Global Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 JPMorgan Global Government Bond Unhedged Index is an unmanaged index which measures the performance of leading government bond markets based on total return in U.S. cur-
rency, and reflects reinvestment of all applicable dividends, capital gains and interest.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.86% and Class NAV shares – 0.81%.

19

Global Real Estate Fund

Subadvisor: Deutsche Investment Management Americas Inc.
Portfolio Managers: John F. Robertson, Daniel Ekins, John Hammond, John W. Vojticek, Joseph D. Fisher, CFA, Chris Robinson, and David W. Zonavetch, CPA

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks a combination of long-term capital and current income by investing at least 80% of its assets (plus any borrowings for investment purposes) in equity securities of U.S. REITs, foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies.

Industry Weighting*	% of Total
Retail REITs	23.1
Real Estate Management & Development	17.1
Specialized REITs	12.7
Diversified REITs	11.4
Office REITs	11.1
Residential REITs	9.3
Real Estate Operating Companies	8.7
Industrial REITs	3.6
Real Estate Development	1.7
Short-Term Investments & Other	1.3

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Global Real Estate Fund, Class NAV shares returned 6.42% and the benchmark, the EPRA/NAREIT Global Index returned 6.32%.

Environment ► Global real estate investment trusts (REITs) started off the reporting period underperforming the broader equity market in September 2012 when the European Central Bank and Federal Reserve Board (Fed) announced meaningful unlimited open market purchase programs designed to provide pricing support or liquidity to the markets, spurring a risk-on sentiment. However, that sentiment soon changed in the fourth quarter as uncertainty surrounding the fiscal cliff dominated headlines which led to global REITs outperforming the broader equity market. Both REITs and the broader equity market marched higher during the first quarter of 2013. Improving Chinese data, expectations for further Japanese monetary easing, and solid fourth quarter business earnings in the US continued the positive momentum. Japanese equities were the standout, as shares rallied on the back of expectations for aggressive monetary easing.

Elsewhere, the tight election result in Italy and events in Cyprus kept markets on edge. In April, the global REIT market started off strong, but ended the second quarter down after the Fed’s comments regarding the likelihood of slowing its bond purchase program. This sent the 10-year Treasury yield up to 2.50% and started a reversal of the yield trade that dominated the first four and a half months of the year. Global REITs ended the reporting period down for the month of August and underperformed the equity market. The Treasury market continued to sell off in August after settling down in July with the 10-year Treasury rate rising to 2.78%. Furthermore, the market was pressured by rising concerns about the fractious Middle East, and the possibility of a U.S. led response against Syria. Economic data in Europe continued to improve, while Chinese data showed signs of stabilizing after a six month slowdown.

For the annual reporting period ending August 31, 2013, the fund outperformed the EPRA/NAREIT Global Index. Over the one-year period, performance was driven by positive stock selection, particularly in Japan, Asia ex-Japan, and the Americas. Weak stock selection in Continental Europe, the United Kingdom, and Australia somewhat offset these positives. Regional allocation decisions contributed to performance, primarily thanks to an overweight to the outperforming Japan region and an underweight to the underperforming Americas region. During the last year, the fund’s largest overweight regions included Japan and the United Kingdom while the Americas and Asia ex-Japan were the largest underweight regions.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Global Real Estate Fund Class NAV (began 4/28/06)	6.42%	3.90%	—	1.37%	21.06%	—	10.48%
EPRA/NAREIT Global Index[3,4]	6.32%	3.88%	—	2.71%	20.96%	—	21.69%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Global Real Estate Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 EPRA/NAREIT Global Index is an unmanaged index, designed to track the performance of listed real estate companies and REITs worldwide.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.00%.

20

Health Sciences Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: Taymour Tamaddon

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks long-term capital appreciation, by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products of services related to healthcare, medicine, or the life sciences.

Sector Weighting*	% of Total
Health Care	94.5
Information Technology	1.1
Industrials	0.9
Consumer Staples	0.3
Materials	0.2
Financials	0.1
Short-Term Investments & Other	2.9

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31st, 2013 the Health Sciences Fund Class NAV shares returned 34.29% and the benchmark, the Lipper Health/Biotechnology Index, returned 34.48%.

Environment ► U.S. equities produced excellent returns over the last year, benefiting from continued economic recovery, favorable corporate earnings, and extraordinary actions by major central banks to suppress interest rates. Near the end of the period, equity market volatility increased and interest rates began to rise after Federal Reserve (Fed) Chairman Ben Bernanke clarified that the Fed plans to likely begin tapering asset purchases later in 2013 and as the U.S. government debated military intervention in Syria. In this environment, the Lipper Health/Biotech Funds Index posted very strong returns, with all industry groups recording double-digit gains. Life sciences posted the strongest returns followed by biotech-nology. Pharmaceuticals slightly trailed the overall index. The services and products and devices industries had the lowest absolute returns, but both still finished well into positive territory.

For the 12-month period ended August 31, 2013, the fund performed about in line with the benchmark. The most notable contributor to relative performance was stock selection in pharmaceuticals led by positions in Valeant Pharmaceuticals, Aegerion Pharmaceuticals, and Pharmacyclics. Valeant Pharmaceuticals benefited from the acquisitions of Medicis Pharmaceuticals and Bausch & Lomb. Aegerion Pharmaceuticals’ shares surged after its management team increased revenue expectation for its Juxtapid cholesterol therapy. Pharmacyclics has benefited from the continued positive developments of its drug to treat chronic lymphocytic leukemia.

The leading detractor from relative performance was the biotechnology industry due to stock selection and an average underweight position to the industry. A substantial position in Alexion Pharmaceuticals weighed on relative results. After a strong, multi-year run, its shares traded flat as the launch of its blockbuster drug Soliris was not progressing fast enough to meet investor expectations. We continue to have a favorable view of Soliris’s long-term growth outlook. Stock selection in life sciences also weighed on relative performance driven by a significant position in Boston Scientific and our holding in Edwards Lifesciences. Edwards Lifesciences shares fell during the period after the company reported disappointing earnings driven by the slow adoption of the company’s new transcatheter heart valve.

Derivatives used during the period included equity options and warrants. Equity options were used during the entire period, while warrants were used from August 2012 through March 2013. These instruments both increased and decreased exposure to underlying securities. Overall, derivatives had a slightly positive impact on performance.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Health Sciences Fund Class NAV (began 9/30/11)	34.29%	—	—	37.29%	—	—	83.97%
Lipper Health/Biotechnology Index[3,4]	34.48%	—	—	33.82%	—	—	75.12%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Health Sciences Fund expenses was reimbursed. If such expenses were not reimbursed, returns would be lower.
3 Lipper Health/Biotechnology Index measures the performance of health and biotech funds.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.14%.

21

High Income Fund

Subadvisor: John Hancock Asset Management
Portfolio Managers: Dennis F. McCafferty, Joseph Rizzo, and John Addeo

INVESTMENT OBJECTIVE & POLICIES ► To seek high current income with capital appreciation as a secondary goal. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents (“junk bonds”) as rated by S&P and Moody’s.

Portfolio Composition*	% of Total
Consumer Discretionary	21.5
Financials	17.5
Energy	12.5
Materials	12.1
Consumer Staples	7.8
Telecommunication Services	7.2
Industrials	5.2
Health Care	3.6
Utilities	3.6
Information Technology	3.5
Asset Backed Securities	0.8
Foreign Government Obligations	0.8
Collateralized Mortgage Obligations	0.2
Short-Term Investments & Other	3.7

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the High Income Fund Class NAV shares returned 14.58% and the benchmark, the Bank of America Merrill Lynch U.S. High-Yield Master II Index, returned 7.55%.

Environment ► High-yield bonds had positive returns for the 12 months ended in August and were the best-performing segment of the broad taxable bond market. U.S. fixed-income markets generally struggled because of rising interest rates and uncertainty over Federal Reserve rate policy. Every sector in the benchmark posted gains for the twelve month period. In terms of performance by credit rating, more economically-sensitive CCC securities performed best, while higher-rated, more rate-sensitive BB bonds produced more modest gains, according to Merrill Lynch. Demand for high-yield bonds slowed late in the fiscal year, but nevertheless new bond issuance ran at a record annualized pace through May, before tailing off in June amid sharply rising rates. This is important because much of the proceeds from the sale of those newly minted bonds went to refinance older, higher-yielding debt and improved the balance sheets of high-yield issuers.

The fund performed well on an absolute basis and relative to its benchmark thanks to contributions from a broad range of sectors and securities. Among the leading individual contributors were stakes in high yield securities that benefited from improving consumer credit conditions, such as media. A number of other consumer cyclical high yield securities were also sources of strength, such as auto-related holdings. The recovery in the housing sector made contributors of a number of portfolio holdings. These included stakes in homebuilders and other economically sensitive issuers.

At the other end of the spectrum, among the leading individual detractors were certain energy companies and utilities — both domestic and foreign — that continue to struggle with low natural gas prices. Uncertainty around Mexican government housing and construction policies hurt many Mexican domiciled holdings. Select financial securities also detracted.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

High Income Fund Class NAV (began 4/28/06)	14.58%	10.82%	—	6.91%	67.11%	—	63.33%
BofA Merrill Lynch U.S. High Yield Master II Index[3,4]	7.55%	11.19%	—	8.58%	69.97%	—	83.04%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the High Income Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 BofA Merrill Lynch U.S. High Yield Master II Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.75%.

22

High Yield Fund

Subadvisor: Legg Mason (formerly Western Asset Management Company)
Portfolio Managers: Steven A. Walsh, Mike Buchanan, and Keith J. Gardner

INVESTMENT OBJECTIVE & POLICIES ► To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing at least 80% of its net assets (plus any borrowings for investment purposes) primarily at the time of investment in high yield securities. The Fund’s investments may include mortgage-backed securities, loan assignments or participations and convertible securities.

Portfolio Composition*	% of Total
Consumer Discretionary	19.5
Energy	18.6
Industrials	14.5
Financials	10.6
Materials	10.2
Telecommunication Services	7.8
Consumer Staples	5.2
Health Care	3.8
Information Technology	3.1
Utilities	2.6
Foreign Government Obligations	1.6
Short-Term Investments & Other	2.5

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $18,618.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the High Yield Fund Class NAV shares returned 9.58%, outperforming the 7.29% return of the Citigroup High Yield Index.

Environment ► High yield securities generated a solid return for the one year period ending August 31st, 2013. Volatility was present during the year, especially towards the end of the period as signs of shifting monetary policy by the Federal Reserve Board caused interest rates to spike. The yield on the 10-year US Treasury bill rose over the last four months of the reporting period, reaching its highest level since mid-2011. Corporate sectors also experienced bouts of investor risk aversion over the year given shifting economic data, contagion fears from the Euro-pean sovereign debt crisis and the aforementioned interest rate. Overall, retail investors reversed course on their investments in high yield mutual funds and exchange-traded funds as they redeemed a net $7.2 billion over the first eight months of 2013. This compares to a total inflow of $22 billion in 2012. Performance across the quality spectrum was skewed towards lower quality as CCC rated bonds outperformed. Single Bs trailed but BBs, which tend to be more sensitive to changes in interest rates, posted the smallest gain of the three. Default rates remained subdued, slightly lower at the end of August 2013 compared to a year earlier.

The fund outpaced its benchmark, the Citigroup High Yield Index, and the Morningstar High Yield Peer Group, which returned 7.29% and 7.19% respectively over the twelve-month period. The largest contributor for the period was specific issuer selection. In particular, the fund benefited from overweights to real estate brokerage firm Realogy, bank holding company Ally Financial and Italian wireless provider Wind Acquisition. Not all positions added value however, and a position in text book publisher Cengage Learning was one of the detractors. However, when the company posted first quarter 2013 fundamental results that the market interpreted as “improving” and we used the strength to exit the position. Also adding to relative returns was the strategy’s concentration to CCC rated bonds. We maintained an overweight to this segment of the market given strong fundamentals and muted default expectations. This was a positive as CCCs gained significantly more than BBs. Returns were not significantly affected by sector positioning. Overweights to the outperforming industrials and consumer sectors added to performance for the period. Offsetting these gains, underweights to the financial and technology sectors detracted, as these sectors were among the best performing for the year.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

High Yield Fund Class 1 (began 10/15/05)	9.56%	11.06%	—	8.21%	68.95%	—	86.18%
High Yield Fund Class NAV (began 10/15/05)	9.58%	11.10%	—	8.26%	69.25%	—	86.88%
Citigroup High Yield Index[3,4,5]	7.29%	11.02%	—	8.48%	68.68%	—	89.94%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the High Yield Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Citigroup High Yield Index is an unmanaged index which measures the performance of below-investment grade debt issued by corporations domiciled in the U.S. or Canada.
4 Since inception returns for the index may begin on the month-end closest to the actual inception date of the Fund.
5 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.76% and Class NAV shares – 0.71%.

23

International Growth Opportunities Fund

Subadvisor: Baillie Gifford Overseas Ltd
Portfolio Managers: James Anderson, Lawrence Burns, Tom Record, CFA, Nick Thomas, CFA, Tom Coutts, David Salter, Kave Sigaroudinia, Sarah Whitley

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term capital appreciation. The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States.

Sector Weighting*	% of Total
Financials	21.2
Information Technology	20.4
Consumer Discretionary	18.8
Industrials	16.0
Consumer Staples	5.8
Materials	5.8
Health Care	5.4
Telecommunication Services	4.1
Energy	1.4
Short-Term Investments & Other	1.1

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the International Growth Opportunities Fund Class NAV shares returned 19.29% and the benchmark, the MSCI EAFE Index, returned 19.17%.

Environment ► We have been resolutely upbeat for some time, in contrast to a financial world that has seemed excessively pessimistic. Improvement is increasingly apparent to those who look for it, as the financial experiments of the past five years have begun to bear results. The examples of reform in Europe and China, and signs of recovery in the United States, bode well for longer-term investors. Increasing globalization, faster adoption rates for new technologies, and the concentration of profitability in a small number of winning companies persist in shaping our portfolio.

The Chinese social network, Tencent, was our outstanding performer as the company becomes more profitable as it expands domestically and overseas. Kering, the luxury goods group, also performed strongly as management’s focus on brands improved sales. Japanese internet and telecom company, Softbank, also did well as it completed the acquisition of US-based Sprint and increased its stake in Alibaba, the dominant Chinese e-commerce platform. In contrast, our holdings in companies in emerging markets such as Itau Unibanco Holding SA in Brazil, Credicorp Ltd. in Peru and Garanti Bankasi in Turkey, were weak on concerns about countries that have been funding their growth in recent years through overseas borrowings.

Over the last twelve months, we have expressed our relative optimism about Spain by taking a new position in Banco Popular, which could be a survivor in the capital-constrained and consolidating Spanish banking sector. We also established a holding in Kinnevik, a Swedish family holding company that has stakes in a number of e-commerce businesses globally. Over the course of the year we sold shares in Axel Springer, OGX Petroleo e Gas Participacoes SA, BHP Billiton and Adidas AG to fund these new ideas.

Our focus in managing these assets has not changed: we aim to identify and invest in companies with strong competitive advantages that have a substantial growth opportunity. Our firms are exposed to themes such as the rapid expansion of Chinese consumption and the disruptive influence of the Internet on many traditional business models. As always, we strive to identify companies with exceptional management teams that are willing to take appropriate risks and focus on long-term opportunities.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Growth Opportunities Fund Class NAV
(began 7/19/12)	19.29%	—	—	19.87%	—	—	22.51%
MSCI EAFE Index[3,4]	19.17%	—	—	21.38%	—	—	24.25%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the International Growth Opportunities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) is a free-float-adjusted market capitalization index that is designed to measure devel-
oped market equity performance.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.05%.

24

International Growth Stock Fund

Subadvisor: Invesco Advisers, Inc.
Portfolio Managers: Clas Olsson, Shuxin Cao, Jason Holzer, Mathew Dennis, Mark Jason, Richard Nield, and Brentley Bates

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks to achieve long-term growth of capital. The Fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the Fund’s portfolio managers to have strong earnings growth. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of any market capitalization.

Sector Weighting*	% of Total
Consumer Discretionary	22.5
Financials	14.1
Information Technology	13.9
Industrials	9.9
Energy	9.2
Health Care	8.2
Consumer Staples	7.7
Materials	2.8
Telecommunication Services	2.3
Utilities	0.9
Short-Term Investments & Other	8.5

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the International Growth Stock Fund Class NAV shares returned 12.53% and the benchmark, the MSCI AC World ex-USA Growth Index returned 13.15%.

Environment ► The fiscal year ended August 31, 2013, began with some downward volatility in U.S. equity markets. Starting in the fall of 2012, markets began an upward trend that continued through much of the reporting period. In early fall, the European Central Bank implemented new measures to support member economies and the Federal Reserve (the Fed) initiated a third round of quantitative easing (QE) which caused consumer sentiment to improve. Uncertainty surrounding U.S. election results, fiscal cliff negotiations and sequestration spending cuts in early 2013, however, made many businesses hesitant to spend during the first quarter of the year. Later, the capital markets began a sell-off following Fed Chairman Ben Bernanke’s comments about reducing QE. The markets stabilized in mid-summer.

The Fund posted positive returns for the period but underperformed its benchmark index. Relative underperformance was driven primarily by negative stock selection most notably in the industrials, telecommunication services and health care sectors.

In broad geographic terms, the Fund underper-formed the Index across North America, Latin America and the Africa/Mideast regions. At the country-level, a significant underweight allocation to Japan and an overweight allocation to Canada and Mexico detracted from relative performance. Stock selection within the Netherlands and Brazil also hurt.

In contrast, stock selection within information technology and an overweight to consumer discretionary, the period’s strongest performing sector, contributed to relative results during the period. Geographically, an underweight allocation to Europe was the leading contributor to relative results. Stock selection within Sweden, Hong Kong, and China helped as well.

During the period the fund meaningfully increased its exposure to the financials and information technology sectors. Exposure to the consumer staples, materials, health care and consumer discretionary sectors decreased.

Over the long-term the managers believe their focus on corporate fundamentals continues to serve fund investors well in an environment that remains dominated by macro-economic and political uncertainties. The managers continue to believe that for long-term investors the resulting market volatility can often provide opportunities to buy high-quality companies at attractive prices.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Growth Stock Fund Class NAV (began 9/16/10)	12.53%	—	—	7.58%	—	—	24.13%
MSCI AC World ex-USA Growth Index[3,4,5]	13.15%	—	—	5.29%	—	—	16.49%
MSCI EAFE Growth Index[4,5,6]	18.63%	—	—	7.88%	—	—	25.16%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the International Growth Stock Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI AC World ex-USA Growth Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets, excluding the Unites States of America, that have higher than average growth characteristics.
4 It is not possible to invest directly in an index.
5 Prior to April 29, 2013, the fund compared its performance to the MSCI EAFE Growth Index. After this date, the fund replaced the MSCI EAFE Growth Index with the MSCI World ex
U.S. Growth Index, which includes emerging markets and better reflects the fund’s investment strategy.
6 MSCI EAFE Growth Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) is a free-float-adjusted market capitalization index that is designed to mea-
sure developed market equity performance, of securities with greater than average growth orientation.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.97%.

25

International Small Cap Fund

Subadvisor: Franklin Templeton Investment Corp.
Portfolio Managers: Harlan Hodes and Martin Cobb

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

Sector Weighting*	% of Total
Consumer Discretionary	28.2
Industrials	17.8
Financials	14.4
Information Technology	12.0
Consumer Staples	5.9
Energy	5.4
Health Care	4.5
Materials	4.5
Utilities	1.0
Short-Term Investments & Other	6.3

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $15,535.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the International Small Cap Fund Class NAV shares returned 20.56% and the benchmark, the S&P Citigroup Global ex U.S. <$2 billion Index, returned 14.70%.

Environment ► During the 12-month period, international small-capitalization stocks outperformed their larger capitalization counterparts. Overall, global equity markets were volatile, with large swings arising from ongoing uncertainty in Europe and mixed economic data in the U.S. and China.

Several holdings performed well during the period under review. Hong Kong-based Techtronic Industries is a brand leader in power tools known for product innovation and extension. The company has continued to gain market share from its competitors through better innovation, in our view, and shares benefited from solid financial results. We believe the company, having ended restructuring, could see margins increase despite the prospect of higher costs.

Azimut (AZM) is one of Italy’s largest independent asset managers. Shares performed well based on a significant increase in assets under management and a gain in market share. AZM did not use debt to finance operations and did not have direct asset exposure to troubled countries.

Some holdings underperformed during the period. Emeco is the leading supplier of heavy earthmoving equipment rentals to the Australian mining industry. Shares suffered as the company was impacted by weak commodity prices. Over the longer term, we believe the trend for mining production volume looks positive, and the company’s conservative balance sheet could position it well for solid long-term growth.

HudBay Minerals, an integrated zinc and copper producer, holds assets in North and Central America. The company was downgraded by Moody’s Investors Service and was impacted by weaker-than-expected metals prices that reduced earnings and weakened liquidity. Looking at the longer term, we believe a possible increase in metals prices and announced acquisitions could lead to a rise in production, reserves, net asset value and earnings.

During the period, the U.S. dollar appreciated against most foreign currencies, which also hurt the fund’s performance because investments in securities with non-U.S. currency exposure lost value as the dollar rose.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Small Cap Fund Class 1 (began 10/15/05)	20.57%	5.83%	—	5.75%	32.74%	—	55.35%
International Small Cap Fund Class NAV (began 10/15/05)	20.56%	5.86%	—	5.81%	32.93%	—	56.07%
S&P Citigroup Global ex U.S. <$2 billion Index[3,4]	14.70%	5.08%	—	6.23%	28.11%	—	60.95%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the International Small Cap Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P Citigroup Global ex-U.S. <$2 billion Index is an unmanaged index which follows an objective, free float-weighted, rules based methodology, capturing the broad investable oppor-
tunity set.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 1.22% and Class NAV shares – 1.17%.

26

International Value Fund

Subadvisor: Templeton Investment Counsel, LLC
Portfolio Managers: Tucker Scott, Neil Devlin, Peter Nori, and Cindy Sweeting

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital. The Fund invests primarily in equity securities of companies located outside the U.S., including emerging markets.

Sector Weighting*	% of Total
Financials	27.5
Energy	15.1
Industrials	9.9
Health Care	9.8
Information Technology	8.4
Telecommunication Services	6.9
Consumer Discretionary	6.8
Materials	4.9
Consumer Staples	4.6
Utilities	0.1
Short-Term Investments & Other	6.0

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $14,361.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the International Value Fund Class NAV shares returned 24.11% and the benchmark, the MSCI EAFE Index, returned 19.17%.

Portfolio Review ► International stocks, as measured by the MSCI EAFE Index, provided solid gains during the 12 months under review as policy support, corporate earnings resilience and economic progress in developed markets offset emerging market volatility and sovereign fiscal imbalances. During the period investors appeared to pay closer attention to the fundamental characteristics of individual stocks. This renewed value focus benefited bottom-up stock pickers, and the Fund’s considerable relative performance margin compared to its benchmark was largely attributable to stock selection.

Stock selection in financials accounted for much of the Fund’s outperformance compared to its benchmark, with European financials holdings leading performance. Top contributors to relative performance included Dutch financial services firm ING Groep, Swiss financial services firm Credit Suisse, French lender BNP Paribas, and French insurer AXA. After recapitalizing and restoring profitability, many of our European financials holdings enjoyed enhanced capital reserves and improved returns on equity, which, in a muted loan growth environment, could result in excess cash flows that we believe may be used to bolster shareholder returns. In our assessment, valuations still failed to reflect the sector’s progress, creating further appreciation potential.

The Fund’s stock selection in the health care sector also contributed to relative performance as investors grew increasingly aware of pharmaceuticals firms’ shift to longer duration assets intended to stabilize cash flows and reduce patent exposure. Other notable sector contributors to relative performance included an underweighting and stock selection in consumer staples and stock selection in industrials.

Relative underperformance was limited mostly to above-benchmark allocations in the energy and telecommunication services sectors. Economic uncertainty kept oil prices flat for most of the period and energy stocks lagged the market; however, the energy sector seemed historically undervalued to us on a variety of valuation metrics, and we felt it offered attractive capital return and appreciation potential. Telecommunications firms have also been challenged amid heightened regulatory and competitive pressures; however, sentiment was recovering as prospects for consolidating the marketplace and reducing competition appeared to improve, and certain firms offered what we viewed as sustainable dividend yields and attractive international growth prospects.

From a regional standpoint, stock selection among the fund’s overweighted European holdings was the primary contributor to returns. However, in Asia exposure to weak emerging markets such as off-benchmark Taiwan and off-benchmark South Korea offset beneficial stock selection among underweighted Japanese holdings.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Value Fund Class 1 (began 10/15/05)	23.98%	3.67%	—	4.70%	19.76%	—	43.61%
International Value Fund Class NAV (began 10/15/05)	24.11%	3.73%	—	4.76%	20.11%	—	44.23%
MSCI EAFE Index[3,4]	19.17%	2.11%	—	4.35%	10.98%	—	39.83%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the International Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI EAFE Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure devel-
oped market equity performance. The MSCI EAFE Index consists of 22 developed market country indices.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.97% and Class NAV shares – 0.92%.

27

Investment Quality Bond Fund

Subadvisor: Wellington Management Company, LLP
Portfolio Managers: Christopher A. Jones, CFA, LT Hill, Campe Goodman, and Joseph F. Marvan

INVESTMENT OBJECTIVE & POLICIES ► To provide a high level of current income consistent with the maintenance of principal and liquidity. The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The Fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

Portfolio Composition*	% of Total
U.S. Government	33.3
Financials	20.4
Collateralized Mortgage Obligations	6.1
Consumer Discretionary	6.1
U.S. Government Agency	6.0
Energy	5.5
Consumer Staples	3.9
Utilities	3.3
Health Care	2.8
Asset Backed Securities	2.3
Industrials	2.3
Telecommunication Services	2.3
Municipal Bonds	2.2
Information Technology	1.0
Materials	0.9
Foreign Government Obligations	0.6
Short-Term Investments & Other	1.0

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $14,708.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the one-year period ending August 31, 2013, the Investment Quality Bond Fund Class NAV shares lost 2.73%. The Barclays U.S. Government Index lost 2.91%, the Barclays U.S. Credit Index lost 2.12%, and the Combined Index lost 2.51%.

Environment ► During the period, markets were volatile in response to the continued momentum in the economic recovery and heightened Federal Reserve (Fed) tapering expectations. Early on in the period risk assets rallied on the back of aggressive monetary policy measures as the Fed, the European Central Bank, and the Bank of Japan delivered on new accommodations. In the US, the Federal Open Market Committee announced plans for additional purchases of Treasury securities, further expanding its balance sheet.

At the beginning of the new year, fixed income markets were mixed. But toward the end of the period, global sovereign yields rose sharply and credit spreads generally widened as speculation that the Fed would cut stimulus sooner than expected roiled financial markets.

Overall, Treasury yields rose and the curve steepened during the one-year period as longer term rates increased more than short term yields. Most fixed income sectors posted negative returns driven by the selloff in government bonds.

Detracting negatively from relative results was the fund’s yield curve and duration positioning. The fund’s exposure to emerging market debt, high yield, and agency mortgage backed securities weighed on relative performance. Contributing to returns was the fund’s investment grade corporate bond exposure, specifically an overweight to financials as well as security selection within financials and industrials.

Derivatives are an important part of the investment process for the fund. During the period Treasury futures and interest rate swaps were used to manage the fund’s duration and yield curve positioning. Inflation-linked swaps were used to express our view on inflation expectations. Credit default swaps were used to gain exposure to specific credits and also to hedge existing credit exposure. We bought and sold protection on credit default swap indices to tactically manage credit exposure at the overall portfolio level. Additionally, interest rate futures and currency forward contracts were used to implement the fund’s non-U.S. rate and currency positions. In isolation, the derivative instruments used detracted from performance during the period. The derivatives did not have a meaningful impact on the risk of the portfolio as they were used to gain or reduce exposure to securities or indices more efficiently, or to hedge certain exposures. These positions had a slightly negative impact on fund performance.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Investment Quality Bond Fund Class 1 (began 10/15/05)	–2.78%	5.58%	—	5.02%	31.21%	—	47.08%
Investment Quality Bond Fund Class NAV (began 10/15/05)	–2.73%	5.64%	—	5.08%	31.58%	—	47.73%
Barclays U.S. Government Index[3,4]	–2.91%	3.94%	—	4.64%	21.34%	—	42.97%
Barclays U.S. Credit Index[4,5]	–2.12%	6.90%	—	5.70%	39.61%	—	54.75%
Combined Index[4,6]	–2.51%	5.47%	—	5.20%	30.49%	—	49.15%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Investment Quality Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays U.S. Government Index is an unmanaged index that represents securities issued by the U.S. Government (i.e. securities in the Treasury and Agency indices).
4 It is not possible to invest directly in an index.
5 Barclays U.S. Credit Index is and unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.
6 Combined Index represents 50% of the Barclays U.S. Government Index and 50% Barclays U.S. Credit Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.68% and Class NAV shares – 0.63%.

28

Mid Cap Growth Index Fund

Subadvisor: SSgA Funds Management, Inc.
Portfolio Managers: John Tucker, CFA and Kristin Carcio

INVESTMENT OBJECTIVE & POLICIES ► Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the MSCI USA Mid Cap Growth Index and (b) securities (which may or may not be included in the MSCI USA Mid Cap Growth Index) that the subadviser believes as a group will behave in a manner similar to the index.

Sector Weighting*	% of Total
Consumer Discretionary	23.3
Information Technology	17.8
Health Care	15.7
Industrials	14.8
Energy	9.0
Financials	7.0
Materials	4.7
Consumer Staples	3.1
Utilities	1.1
Telecommunication Services	0.9
Short-Term Investments & Other	2.6

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Mid Cap Growth Index Fund Class 1 shares returned 24.97%, and the benchmark, the MSCI USA Mid Cap Growth Index, returned 25.87%.

Market Environment ► The final stanza of 2012 proved broadly rewarding for investors in equities. In the end, a year that endured repeated threats of eurozone rupture, frequently violent unrest across the Middle East, and escalating political rancor in the U.S., produced the best relative performance of stocks over bonds since 2009. The fourth quarter contributed handily to this renaissance for global equity owners, though those focused too closely on the performance of U.S. averages might not have noticed, as the fraught atmosphere in Washington DC limited the upside in U.S. shares.

Relieved by the orderly mitigation of a fearsome fiscal retrenchment in the U.S., global equities surged as trading opened in 2013. The turn of the calendar brought renewal of risk appetites and resumption of investment flows, fueled by fresh optimism that economic activity might steadily reaccelerate. As major central banks maintained their commitment to accommodative policy and the U.S. reported strong February jobs data on March 8, equities looked to finish the quarter with renewed gains. Furthermore, fresh uncertainty in Europe lent additional cachet to U.S. assets, which proceeded to finish the first quarter on an upswing.

With weak employment figures reassuring investors that any retracement of monetary accommodation remained a distant prospect, both bonds and stocks appreciated nicely early in the second quarter. The watershed event of the second quarter arrived on May 22, when Federal Reserve Chairman Ben Bernanke suggested during congressional testimony that asset purchases might slow if economic conditions continued to improve. The apparent softening in official commitment to unmitigated easing sparked a swift retreat in global equities even as it exacerbated the downturn in bonds.

Although the second half of 2013 kicked off with solid rebounds in global equity markets, a healthy July for financial assets gave way to a desultory August that produced soggy results across a wide spectrum. Equities conceded varying portions of their July progress as investors wrestled with uncertain earnings prospects, but fixed income positions also continued to struggle amid encouraging economic indicators in Europe and the approach of a likely reduction in asset purchases by the Federal Reserve.

For the annual period ended August 31, 2013, overall the MSCI US Mid Cap Growth Index performed well and ten out of ten sectors had positive returns. The consumer staples, consumer discretionary and health care sectors led the charge, while information technology, materials and utilities lagged behind.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mid Cap Growth Index Fund Class 1 (began 4/30/10)	24.97%	—	—	13.23%	—	—	51.43%
MSCI USA Mid Cap Growth Index[3,4]	25.87%	—	—	14.48%	—	—	57.02%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Mid Cap Growth Index Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI USA Mid Cap Growth Index (gross of foreign withholding taxes on dividends) is an unmanaged index designed to measure the performance of mid-cap securities with greater than average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 shares, the net expense equals the gross expense and is 0.71%.

29

Mid Cap Stock Fund

Subadvisor: Wellington Management Company, LLP
Portfolio Managers: Michael T. Carmen, CFA, Mario E. Abularach, CFA, and Stephen Mortimer

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth and capital appreciation by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential.

Sector Weighting*	% of Total
Information Technology	28.0
Consumer Discretionary	22.9
Industrials	14.4
Health Care	13.9
Consumer Staples	5.9
Financials	5.3
Energy	3.9
Materials	2.0
Short-Term Investments & Other	3.7

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $18,903.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ending August 31, 2013, the Mid Cap Stock Fund Class NAV shares returned 25.88% and the benchmark, the Russell Midcap Growth Index, returned 23.97%.

Environment ► For the one-year period ended August 31, 2013, U.S. equities posted strong gains. Stocks rebounded leading into the period, after an equity sell-off in the second quarter of 2012. This rally continued into the first quarter of 2013 as solid corporate earnings results and favorable global liquidity dynamics lifted enthusiasm for stocks. Although investors initially reacted negatively to news in May that the Federal Reserve might slow its bond buying program sooner than expected, U.S. equities recovered into the end of the second quarter. Ongoing challenges in resolving European sovereign debt issues weighed on investors during the period as did the political unrest in Turkey, Egypt, and Brazil. Equities continued to rise in July on positive accommodative rhetoric. However, in the final month of the period, U.S. equities suffered their largest decline since May of 2012. Heightened geopolitical risks took center stage as investors focused on the widening conflict in Syria and the potential for an imminent U.S. military strike against the regime of Syrian President Bashar al-Assad.

Within the fund, stock selection drove relative performance during the one-year period ended August 31, 2013. Favorable security selection among consumer discretionary, information technology, and financials more than offset weak security selection within health care, consumer staples, and industrials.

Sector allocation, a product of the bottom-up stock selection process, detracted from relative results during the period. In particular, an overweight to information technology and a modest cash position in a strong rising market detracted, however underweight allocations to the telecommunication services and financials sectors were additive.

Top contributors to relative performance during the period included U.S.-based career networking website LinkedIn, internet travel business TripAdvisor, and containerboard and packaging manufacturer Rock Tenn. Top detractors from relative performance included communications software and services company BroadSoft, U.S.-based medical device company Edwards Lifesciences, and middleware software company TIBCO Software. We eliminated BroadSoft and Edwards Lifesciences during the period.

At the end of the period, the fund was overweight information technology and modestly overweight health care. Materials, energy, and consumer staples represented the fund’s largest underweights at the end of the period.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mid Cap Stock Fund Class 1 (began 10/15/05)	25.79%	6.69%	—	8.42%	38.31%	—	89.03%
Mid Cap Stock Fund Class NAV (began 10/15/05)	25.88%	6.75%	—	8.47%	38.72%	—	89.78%
Russell Midcap Growth Index[3,4]	23.97%	9.14%	—	8.32%	54.89%	—	87.72%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Mid Cap Stock Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell Midcap Growth Index is an unmanaged index that contains those stocks from the Russell Midcap Index with a greater than average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.92% and Class NAV shares – 0.87%.

30

Mid Cap Value Index Fund

Subadvisor: SSgA Funds Management, Inc.
Portfolio Managers: John Tucker, CFA, Payal Gupta, and Kristin Carcio

INVESTMENT OBJECTIVE & POLICIES ► Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the MSCI USA Mid Cap Value Index and (b) securities (which may or may not be included in the MSCI USA Mid Cap Value Index) that the subadviser believes as a group will behave in a manner similar to the index.

Sector Weighting*	% of Total
Financials	29.1
Consumer Discretionary	12.8
Utilities	10.9
Information Technology	10.2
Industrials	9.4
Materials	7.7
Consumer Staples	7.7
Energy	5.6
Health Care	4.3
Telecommunication Services	0.7
Short-Term Investments & Other	1.6

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Mid Cap Value Index Fund Class 1 shares returned 23.97%, and the benchmark, the MSCI USA Mid Cap Value Index, returned 24.65%.

Environment ► The final stanza of 2012 proved broadly rewarding for investors in equities. In the end, a year that endured repeated threats of eurozone rupture, frequently violent unrest across the Middle East, and escalating political rancor in the U.S., produced the best relative performance of stocks over bonds since 2009. The fourth quarter contributed handily to this renaissance for global equity owners, though those focused too closely on the performance of U.S. averages might not have noticed, as the fraught atmosphere in Washington DC limited the upside in U.S. shares.

Relieved by the orderly mitigation of a fearsome fiscal retrenchment in the U.S., global equities surged as trading opened in 2013. The turn of the calendar brought renewal of risk appetites and resumption of investment flows, fueled by fresh optimism that economic activity might steadily reaccelerate. As major central banks maintained their commitment to accommodative policy and the U.S. reported strong February jobs data on March 8, equities looked to finish the quarter with renewed gains. Furthermore, fresh uncertainty in Europe lent additional cachet to U.S. assets, which proceeded to finish the first quarter on an upswing.

With weak employment figures reassuring investors that any retracement of monetary accommodation remained a distant prospect, both bonds and stocks appreciated nicely early in the second quarter. The watershed event of the second quarter arrived on May 22, when Federal Reserve Chairman Ben Bernanke suggested during congressional testimony that asset purchases might slow if economic conditions continued to improve. The apparent softening in official commitment to unmitigated easing sparked a swift retreat in global equities even as it exacerbated the downturn in bonds.

Although the second half of 2013 kicked off with solid rebounds in global equity markets, a healthy July for financial assets gave way to a desultory August that produced soggy results across a wide spectrum. Equities conceded varying portions of their July progress as investors wrestled with uncertain earnings prospects, but fixed income positions also continued to struggle amid encouraging economic indicators in Europe and the approach of a likely reduction in asset purchases by the US Federal Reserve.

For the annual period ended August 31, 2013, overall the MSCI US Mid Cap Value Index performed well and ten out of ten sectors had positive returns. The Health Care, Industrials and Consumer Discretionary sectors led the charge, while Telecommunication Services, Energy and Utilities lagged behind.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mid Cap Value Index Fund Class 1 (began 4/30/10)	23.97%	—	—	10.89%	—	—	41.24%
MSCI USA Mid Cap Value Index[3,4]	24.65%	—	—	12.03%	—	—	46.11%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Mid Cap Value Index Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI USA Mid Cap Value Index (gross of foreign withholding taxes on dividends) is an unmanaged index designed to measure the performance of mid-cap securities with greater than average value orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 shares, the net expense equals the gross expense and is 0.74%.

31

Mid Value Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David J. Wallack

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks long-term capital appreciation by investing at least 80% of its net assets in companies with market capitalizations that are within the S&P MidCap 400 Index or the Russell Midcap Value Index.

Sector Weighting*	% of Total
Financials	24.3
Consumer Staples	9.9
Energy	9.1
Consumer Discretionary	8.9
Industrials	8.6
Materials	8.6
Utilities	8.3
Health Care	8.1
Information Technology	6.8
Telecommunication Services	0.9
Short-Term Investments & Other	6.5

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31st, 2013, the Mid Value Fund Class NAV shares returned 21.15% and the benchmark, the Russell Midcap Value Index, returned 25.37%.

Environment ► After a strong start to 2013, stocks produced decent gains, though at a less rapid pace than the first quarter of the year. Perhaps the most notable piece of economic news was the Federal Reserve Bank’s message in May that it would consider tapering its purchases of fixed income securities — in effect allowing interest rates to rise — if and when it felt the economy had achieved sufficient momentum. This was enough to frighten both the bond and equity markets, and stocks ended the period off of their best levels. On balance, the other economic news was mixed. Employment improved slightly, the housing market remained strong, and commodity prices were benign, while growth in China and other emerging markets has been muted. Mid cap stocks have enjoyed good performance this year, and, as a consequence, it is somewhat more difficult to find securities trading at attractive relative valuations. Still, we are find-ing good opportunities to add to existing holdings in electric utilities, defense, exploration and production, and financial services.

For the 12-month period ended August 31, 2013, the fund underperformed the Russell Midcap Value Index. Stock selection in health care, materials, and utilities detracted from relative returns the most while stock selection and beneficial sector weighting in financials and an overweight to consumer staples helped results somewhat.

In materials, stock selection was the primary detractor from relative returns for the year. A sharp decline in the gold price weighed heavily on our holdings levered to gold, like Newmont Mining, AngloGold, and GoldFields.

In health care, stock selection further weighed on results. Shares of Hospira, a global manufacturer of pharmaceuticals and medication management devices, fell after the FDA issued warnings to the company after several manufacturing plants had issues that led to device malfunctions and product recalls.

Strong stock selection in financials was by far the largest positive contributor to relative results for the period. E*TRADE Financial is a leading discount broker in the U.S. with a legacy residential mortgage portfolio; its shares rose on the improvement in U.S. housing prices.

Our overweight to consumer staples was also a notable contributor to relative results, where our exposure to the beverages and food and staples retailing industries was particularly beneficial.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mid Value Fund Class NAV (began 1/2/09)	21.15%	—	—	17.65%	—	—	113.46%
Russell Midcap Value Index[3,4]	25.37%	—	—	19.66%	—	—	130.90%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Mid Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.07%.

32

Mutual Shares Fund

Subadvisor: Franklin Mutual Advisers
Portfolio Managers: Peter Langerman, F. David Segal, and Deborah Turner

INVESTMENT OBJECTIVE & POLICIES ► To seek capital appreciation, which may occasionally be short-term. Income is a secondary objective. Under normal market conditions, the Fund invests primarily in equity securities (including convertible securities or securities expected to be exchanged for common or preferred stock) of companies of any nation the subadviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Sector Weighting*	% of Total
Financials	18.2
Information Technology	12.8
Consumer Staples	12.4
Energy	11.4
Health Care	10.9
Consumer Discretionary	9.6
Materials	4.9
Industrials	4.7
Utilities	4.2
Telecommunication Services	2.1
Short-Term Investments & Other	8.8

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Mutual Shares Fund Class NAV shares returned 20.29%, and the benchmark, the S&P 500 Index, returned 18.70%.

Environment ► As the year under review unfolded, a more benign macroeconomic environment contributed to broadly positive stock market performance in the U.S. The employment situation continued to improve slowly and the housing market picked up steam. However, in our view, investor reaction to the Federal Reserve’s potential reduction of its $85 billion monthly liquidity injections toward the end of 2013 contributed to a sizable increase in the 10-year Treasury yield (from 1.57% at the end of August 2012, to 2.78% by period-end) prompted some investors to rotate from bonds into stocks, and generated market volatility. Elsewhere, a gradual improvement in Europe’s economic and financial conditions benefited stocks, while slower economic growth hindered emerging markets equities.

Many of our investments posted sharp gains during the year under review. These included Kroger, CVS Caremark, and American International Group (AIG). Kroger’s earnings have recently exceeded market expectations. In addition, the company in July announced an agreement to acquire Harris Teeter Supermarkets. During the period, CVS Caremark reported operational results that exceeded expectations and continued its share repurchase program. AIG announced an improvement in expense management, and independent credit rating agency Standard & Poor’s upgraded its rating for AIG’s property and casualty insurance business.

Holdings that declined in value during the period included Royal Dutch Shell (RDS), Imperial Tobacco and Transocean. RDS reported disappointing results for the final quarter of 2012 and the second quarter of 2013. Imperial Tobacco was negatively affected by high unemployment across Europe, increased excise taxes, and a rise in illicit sales of cigarettes, which contributed to a decline in the company’s overall sales volume. Transocean’s operational results slipped in the first quarter of 2013. Financial uncertainty surrounding litigation related to the Macondo oil spill also weighed on the stock during the period.

Equities remained the core of the portfolio. The largest sector exposure increases were to finan-cials and information technology as we found new opportunities in these areas. Exposure to consumer staples declined as we trimmed holdings that neared our estimates of fair value. The ability to borrow or refinance debt at relatively cheap levels has limited distressed debt opportunities. In the merger and arbitrage space, we believe that a gradually improving economic and financial outlook might induce companies to be more willing to consider deals.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mutual Shares Fund Class NAV (began 9/16/10)	20.29%	—	—	12.57%	—	—	41.94%
S&P 500 Index[3,4]	18.70%	—	—	15.88%	—	—	54.67%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Mutual Shares Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded Common Stocks.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.99%.

33

Real Estate Equity Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David M. Lee

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks long-term growth through a combination of capital appreciation and current income by investing at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of real estate companies.

Industry Weighting*	% of Total
Retail REITs	32.9
Residential REITs	18.6
Office REITs	15.5
Specialized REITs	12.7
Industrial REITs	8.2
Diversified REITs	4.9
Hotels, Restaurants & Leisure	2.5
Real Estate Management & Development	1.2
Short-Term Investments & Other	3.5

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31st, 2013, the Real Estate Equity Fund Class NAV shares lost 0.98% and the benchmark, the Wilshire U.S. REIT Index, gained 0.21%.

Environment ► The U.S. economy continues to improve at a moderate pace with contained infla-tion, a gradual housing recovery and growing strength in the labor market. However, despite favorable fundamental and economic data, investors have increasingly turned their attention to future actions of the Federal Reserve’s (Fed) asset purchase program. Fed Chairman Ben Bernanke indicated a desire to slow the central bank’s asset purchase program later this year and possibly end the purchases by mid-2014. Bond yields increased sharply as a result of potential implications related to this tapering. The Fed back-pedaled somewhat subsequent to period-end.

The portfolio slightly trailed the benchmark for the 12-month period ended August 31, 2013. Stock selection and allocations detracted in the self-storage industry group. In the apartment segment, stock selection and weightings were also negative. Strong renewals and increased occupancy has led to a modest uptick in new supply. Additionally, a moderately improving housing market is viewed by some as a head-wind for continued rent increases. Conversely, stock selection and positioning were beneficial in the office and industrial segment, which is being boosted by renewed economic activity. Shares of PS Business Parks, which operates properties in several regions, ended the period higher. Stock selection and positioning also had a positive impact in industrial Real Estate Investment Trusts, as investors have focused on improving fundamentals while signs of positive absorption continue to emerge under economic recovery. Shares of Terreno Realty turned in strong gains. Stock selection was positive in the “other real estate” category, where we hold Plum Creek Timber, which has benefited from the unfolding housing recovery.

Improving economic fundamentals drive the demand for our properties and we look forward to continued economic recovery, and to the Fed maintaining a fairly accommodative stance. Still, rising rates can pose a threat to real estate performance as borrowing rates may rise as well as required rates of return. That said, improving fundamentals should lead to growing rents, growing cash flows, and growing distributions, which may help offset interest rate headwinds. We continue to view real estate fundamentals favorably due to improving demand, reasonably constrained supply, and reasonable access to capital markets, and we therefore remain optimistic about the sector.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Real Estate Equity Fund Class NAV (began 4/28/06)	–0.98%	4.14%	—	2.84%	22.49%	—	22.82%
Wilshire U.S. REIT Index[3,4]	0.21%	4.61%	—	3.44%	25.26%	—	28.19%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Real Estate Equity Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Wilshire U.S. REIT Index is an unmanaged index consisting of actively traded real estate investment trusts.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.95%.

34

Real Estate Securities Fund

Subadvisor: Deutsche Investment Management Americas Inc.
Portfolio Managers: John F. Robertson, John W. Vojticek, Joseph D. Fisher, CFA, and David W. Zonavetch, CPA

INVESTMENT OBJECTIVE & POLICIES ► To seek to achieve a combination of long-term capital appreciation and current income by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of REITs and real estate companies.

Industry Weighting*	% of Total
Retail REITs	27.6
Specialized REITs	27.2
Residential REITs	16.9
Office REITs	11.9
Diversified REITs	11.2
Industrial REITs	4.4
Short-Term Investments & Other	0.8

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Real Estate Securities Fund, Class 1 shares were down 1.60% and the benchmark, the MSCI U.S. REIT Index gained 0.51%.

Environment ► U.S. real estate investment trusts (REITs) started off the reporting period underper-forming the broader equity market in September 2012 when the European Central Bank and Federal Reserve Board (Fed) announced meaningful unlimited open market purchase programs designed to provide pricing support or liquidity to the markets, spurring a risk-on sentiment. However, that sentiment soon changed in the fourth quarter as uncertainty surrounding the fiscal cliff dominated headlines, which led to REITs outperforming the broader equity market. Both REITs and equity markets marched higher during the first quarter of 2013. However, the top performing REITs were biased toward those with lower quality real estate portfolios and higher risk capital structures. REITs with higher dividend yields, smaller market capitalizations, lower price multiples and higher leverage outperformed the opposite half of the REIT market in each ranking.

In April, the REIT market started off strong, but ended the second quarter down after the Fed’s comments regarding the likelihood of slowing its bond purchase program. This sent the 10-year Treasury yield up to 2.50% and started a reversal of the yield trade that dominated the first four and a half months of the year. REITs ended the reporting period down for the month of August and underperformed the broader equity market as the Treasury market continued to sell off in August after settling down in July with the 10-year Treasury rate rising to 2.78%. Second quarter REIT earnings announcements concluded in August and earnings results were generally positive, with a higher than normal percentage of the companies exceeding estimates.

Over the one-year period, performance was driven by weak stock selection, particularly in the office, regional mall, and retail sectors. Positive stock selection in the hotel, self-storage and health care sectors helped offset this to some degree. Sector allocation detracted, primarily from an underweight to the outperforming specialty real estate sector and overweight to the underperforming apartment sector. During the last year, the fund’s largest overweight sectors included apartments and regional malls while healthcare and specialty REITs were the largest underweight sectors.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Real Estate Securities Fund Class 1 (began 10/15/05)	–1.60%	4.89%	—	6.17%	26.98%	—	60.28%
MSCI U.S. REIT Index[3,4]	0.51%	5.16%	—	6.11%	28.58%	—	59.57%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Real Estate Securities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI U.S. REIT Index is an unmanaged index consisting of the most actively traded real estate investment trusts.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 shares, the net expense equals the gross expense and is 0.79%.

35

Real Return Bond Fund

Subadvisor: Pacific Investment Management Company LLC
Portfolio Manager: Mihir Worah

INVESTMENT OBJECTIVE & POLICIES ► The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Portfolio Composition*	% of Total
U.S. Government	87.5
Foreign Government Obligations	3.5
Collateralized Mortgage Obligations	3.3
Asset Backed Securities	3.0
U.S. Government Agency	0.9
Consumer Discretionary	0.6
Financials	0.3
Materials	0.2
Industrials	0.2
Municipal Bonds	0.2
Short-Term Investments	0.3

* As a percentage of total investments.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $14,625.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2013, the Real Return Bond Fund Class NAV shares lost 8.02% and the benchmark, the Barclays Global Real U.S. TIPS Index lost 6.97%.

Environment ► While politicians struggled to agree on fiscal policies, ultimately reaching a resolution, the Federal Reserve (Fed) unveiled new monetary policy measures including initiating purchases of $40 billion in Agency mortgage-backed securities (MBS), in addition to the existing purchases of $45 billion in Treasuries each month. The Fed also took the extraordinary step of linking an increase in the federal funds rate to specific economic targets for unemployment and inflation targets.

U.S. equity indices reached new highs and Treasuries sold off during the first quarter of 2013 as signs of renewed momentum in the world’s largest economy fueled risk appetite. Investors discounted negative fiscal policy developments —including Congress’ failure to reach a deal on sequestration — and instead focused on positive news out of the housing and labor markets. In Europe, a botched rescue of the Cypriot financial system set new precedents in the eurozone’s four-year old debt crisis.

During the latter half of the period, conditions in financial markets deteriorated as investors reacted to signals by the Fed that it would begin to slow the pace of asset purchases as early as September. Although the Fed subsequently back-pedaled somewhat, the shift in tone fueled a broad-based sell-off of fixed income assets, undermining market liquidity, and sending yields higher across the risk spectrum.

Across the Pacific, the Bank of Japan stunned markets in early 2013 by introducing a host of new monetary measures aimed at ending the country’s chronic history of deflation. Along with a potent dose of fiscal stimulus the combined measures constitute one of the boldest economic policy experiments in the country’s history.

Exposure to inflation-linked bonds generally added to returns over the period. In the U.S., a focus on intermediate Treasury Inflation-Protected Securities (TIPS) added to returns as yields rallied. Tactical out-of-benchmark exposure to developed non-U.S. inflation-linked bonds — particularly in the U.K. and Italy — also added to returns over the period. Conversely, exposure to intermediate nominal interest rates detracted from performance as yields sold off, particularly in the intermediate portion of the U.S. yield curve. Modest local exposures to select, high-quality emerging market (EM) countries, such as Brazil, detracted from performance on rising interest rates; while modest tactical allocations to select EM currencies were negative for returns as they depreciated versus the U.S. dollar over the period.

An allocation to non-Agency MBS contributed to performance over the last year, benefitting from the ongoing housing recovery. Within credit, a focus on financials also added to returns as they outperformed the broader corporate sector.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Real Return Bond Fund Class 1 (began 10/15/05)	–8.04%	4.48%	—	4.94%	24.50%	—	46.25%
Real Return Bond Fund Class NAV (began 10/15/05)	–8.02%	4.54%	—	4.98%	24.85%	—	46.69%
Barclays Global Real U.S. TIPS Index[3,4]	–6.97%	4.19%	—	5.00%	22.78%	—	46.82%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Real Return Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays Global Real U.S. TIPS Index is an unmanaged index that consists of Inflation-Protection securities issued by the U.S.Treasury.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.81% and Class NAV shares – 0.76%.

36

Redwood Fund

Subadvisor: Allianz Global Investors, U.S., LLC (formerly RCM Capital Management LLC)
Portfolio Managers: Raphael L. Edelman and Todd C. Hawthorne

INVESTMENT OBJECTIVE & POLICIES ► The fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market. It does so by primarily investing in in-the-money options (buy-writes) on U.S. equities, and writing out-of-the-money put options on U.S. equities.

Sector Weighting*	% of Total
Health Care	15.8
Information Technology	15.6
Consumer Discretionary	12.0
Consumer Staples	10.8
Industrials	10.3
Energy	9.6
Financials	4.9
Materials	1.4
Short-Term Investments & Other	19.6

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Redwood Fund Class NAV shares returned 5.85%, and the benchmark, the S&P 500 Index returned 18.70%.

Environment ► The market environment, one of a slowly rising equity market marked with consistently low options volatility, was a difficult one for the strategy. The VIX, a proxy for single stock volatility, has recently recorded its lowest levels in the past 20 years. This low level of volatility reduces the yield implicit in the portfolio. We believe the fund has achieved its volatility reduction goal versus the broad equity market. Over the trailing 12 months, the strategy has exhibited a relative volatility of below 50% of the S&P 500 Index. The risk adjusted return of the strategy continues to be attractive.

In terms of sector allocation changes, our bottom-up fundamental approach and risk management process led us to increase our weight in the technology and health care sectors and decrease our weights in the materials and finan-cials sectors.

Health care benefits manager, Aetna Inc., was a stand-out performer for the period. The company’s shares rose as investors were encouraged by the company’s seemingly limited exposure to increasing costs and growth catalysts such as its acquisition of Conventry. Hospital operator HCA Holdings also outperformed.

In the financials sector, a strong contribution from Citigroup added to the Fund’s performance The banking giant reported better-than-expected earnings late in 2012 driven by improvements in bond trading revenues. Shares also reacted positively to management’s efforts to reduce costs.

Conversely, our buy-write position (owning the equity and simultaneously selling a call on the stock) in technology holding Apple Inc. was a top detractor from performance. Compounding growth concerns weighed on the stock including worries about fierce completion, reduced iPhone demand, and the possible cannibalization of tablet sales from the lower priced iPad mini.

Weight Watchers International Inc. detracted from returns as the stock sagged. Management said that the company has come under pressure due to ineffective marketing in the current tough economic and increasingly competitive environment.

In the coming months, we believe there is a higher probability of an equity market pullback following the strong rally over the past year. The equity market’s reliance on Federal Reserve monetary actions over the past several quarters could lead to an uptick in volatility given the increased possibility of tapering the current bond-buying purchases. A rise in the VIX should play into the strategy’s strengths of providing downside protection and decreased volatility relative to the market, while also creating appealing investment opportunities.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Redwood Fund Class NAV (began 9/29/11)	5.85%	—	—	7.24%	—	—	14.42%
S&P 500 Index[3,4]	18.70%	—	—	22.62%	—	—	48.10%
CBOE S&P 500 BuyWrite Index[4,5]	3.13%	—	—	13.01%	—	—	26.55%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Redwood Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.
5 CBOE S&P 500 BuyWrite Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.16%.

37

Science & Technology Fund

Subadvisors: T. Rowe Price Associates Inc. and Allianz Global Investors U.S., LLC (formerly RCM Capital Management, LLC)
Portfolio Managers: Ken Allen, Walter C. Price, and Huachen Chen

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital. Current income is incidental to the fund’s objective. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.

Sector Weighting*	% of Total
Information Technology	80.3
Consumer Discretionary	10.4
Health Care	1.0
Industrials	0.6
Telecommunication Services	0.4
Materials	0.3
Financials	0.2
Short-Term Investments & Other	6.8

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the period from inception on February 14 through August 31, 2013 the Science & Technology Fund Class NAV shares returned 12.30% and the benchmark, the Lipper Science & Technology Index, returned 10.81%.

Environment ► The fund employs a multi-manager approach with two subadvisers (T. Rowe Price Associates, Inc. and Allianz Global U.S.), each of which employs its own investment approach and independently manages 50% of the fund.

T. Rowe Price Associates, Inc.

U.S. technology spending is slightly stronger than it was several months ago. Competition remains intense in the smartphone industry, and there is increased focus on potential winners and losers with the growth of cloud software. The public cloud computing space is still an immature market, but we believe it will become increasingly important and account for a much larger percentage of total technology spending over time. Long-term trends for technology spending remain strong.

For the since-inception period through August 31, 2013, the fund outperformed the Lipper Science and Technology Index. Broadly speaking, stock selection was the primary driver of good relative results for the period. Stock selection in media was by far the largest contributor to relative results for the period, while our overweight to the sector also helped. Stock selection in software also contributed to relative returns. Despite turning in lower-than-expected earnings results for the second quarter of 2013, shares of Microsoft Corp. ended in higher territory during the period. Stock selection in hardware was detrimental to relative performance for the period.

Allianz Global Investors U.S., LLC

Strong outperformance was driven by both stock selection and by industry allocation. During the period, reports of ongoing macro weakness in Europe and Asia, soft corporate IT spending expectations, and secular headwinds weighed on many of the largest tech companies. However, many tech stocks with unique growth drivers largely escaped these challenges and had returns above the overall market.

A large portion of the fund’s outperformance was due to strong contributions from several holdings we have identified as beneficiaries of particular secular growth trends. In particular, Tesla Motors, which makes and sells electric vehicles and powertrains, has seen strong demand potentially signaling the beginning of the mainstream adoption of electric vehicles. Another theme that contributed to the fund’s outperformance during the period was the growth of the mobile Internet. Social networking website Facebook and online local business review website Yelp are two companies that have seen strong growth in their mobile usage and earnings growth potential. Lastly, our avoidance of large benchmark holdings like IBM and Oracle helped our relative performance as these companies have experienced significant challenges to large portions of their businesses amid sluggish enterprise spending and proliferation of cloud-based technologies.

On the negative side, relative performance was hurt by our overweight in the mid cap enterprise technology company Fusion-iO and by our underweight in Microsoft Corp.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Science & Technology Fund Class NAV (began 2/14/13)	—	—	—	—	—	—	12.30%
Lipper Science & Technology Index[3,4]	—	—	—	—	—	—	10.81%
S&P 500 Index [4,5]	—	—	—	—	—	—	8.68%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Science & Technology Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Lipper Science & Technology Index consists of the 30 largest funds in the Lipper peer category that invest primarily in the equity securities of domestic companies engaged in science and technology.
4 It is not possible to invest directly in an index.
5 S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expenses equal the gross expenses and are 1.15%.

38

Short Term Government Income Fund

Subadvisor: John Hancock Asset Management
Portfolio Managers: Jeff Given and Howard Greene

INVESTMENT OBJECTIVE & POLICIES ► To seek a high level of current income consistent with preservation of capital; maintaining a stable share price is a secondary goal. The fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund’s effective duration is no more than 3 years.

Portfolio Composition*	% of Total
U.S. Government Agency	70.9
U.S. Government	19.6
Collateralized Mortgage Obligations	5.0
Short-Term Investments & Other	4.5

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Short Term Government Income Fund Class NAV shares lost 1.25%, and the benchmark, the Barclays U.S. Government 1–5 Year Index, was down 0.47%.

Environment ► Short-term U.S. government securities posted modestly negative returns for the 12-month period, with the bulk of the decline occurring in the last four months. For much of the period, short-term interest rates remained relatively steady. Economic growth in the U.S. showed moderate signs of improvement — particularly in employment, housing, and vehicles sales — but generally remained in a 1–3% range throughout the period, which helped keep inflation in check. Beyond the economy, bond investors focused their attention on the outcome of the U.S. presidential election, the federal government’s efforts to address expiring tax breaks and across-the-board federal spending cuts, and further developments in the European sovereign debt crisis. Market conditions changed in May 2013, when the Federal Reserve (Fed) suggested that it might begin to pare back its quantitative easing activity before the end of the year. As a result, short-term bond yields rose over the last four months of the period, leading to lower short-term bond prices. Mortgage-backed securities posted the largest declines among short-term bonds as mortgage rates increased, while short-term Treasury securities held up the best. Subsequent to period-end, the Fed back-pedaled somewhat on this stance.

The fund underperformed its benchmark index for the 12-month period. Just over half of the fund was invested in short-term government agency securities, with an emphasis on callable agency securities, which typically have higher yields than non-callable agency securities. When short-term bond yields rose late in the period, these securities began to trade to their maturity dates rather than their call dates, and this contributed to greater price declines on callable agency notes. The fund’s position in mortgage-backed securities also detracted from relative results, as higher mortgage rates led to expectations of reduced refinancing activity. During the last half of the period, we reduced the fund’s exposure to mortgage-backed securities, shifting the proceeds into short-term Treasury securities. Despite the increase in the portfolio’s Treasury exposure, it was still considerably smaller than its representation in the benchmark index. This also proved to be a negative factor as short-term Treasury securities outperformed during the 12-month period.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Short Term Government Income Fund Class NAV (began 1/2/09)	–1.25%	—	—	1.56%	—	—	7.49%
Barclays U.S. Government 1-5 Year Index[3,4]	–0.47%	—	—	1.74%	—	—	8.40%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Short Term Government Income Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 The Barclays U.S. Government 1–5 Year Index is an unmanaged index of securities issued by the U.S. government with maturities of one to five years.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.64%.

39

Small Cap Growth Fund

Subadvisor: Wellington Management Company, LLP
Portfolio Managers: Steven Angeli, CFA, Mario E. Abularach, CFA, and Stephen Mortimer

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies.

Sector Weighting*	% of Total
Information Technology	28.9
Industrials	21.3
Consumer Discretionary	17.0
Health Care	13.7
Energy	4.9
Materials	3.5
Consumer Staples	3.2
Financials	2.5
Short-Term Investments & Other	5.0

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Small Cap Growth Fund Class NAV shares returned 26.90%, and the benchmark, the Russell 2000 Growth Index returned 28.14%.

Environment ► For the one-year period ended August 31, 2013, U.S. equities posted strong gains across market caps. Stocks rebounded leading into the period, after an equity sell-off in the second quarter of 2012. This rally continued into the first quarter of 2013 as solid corporate earnings results and favorable global liquidity dynamics lifted enthusiasm for stocks. Although investors initially reacted negatively to news in May that the Federal Reserve might slow its bond buying program sooner than expected, equities recovered into the end of the second quarter. Ongoing challenges in resolving European sovereign debt issues weighed on investors during the period as did the political unrest in Turkey, Egypt, and Brazil. Equities continued to rise in July on positive accommodative rhetoric. However, in the final month of the period, U.S. equities suffered their largest decline since May of 2012. Heightened geopolitical risks took center stage as investors focused on the widening conflict in Syria and the potential for an imminent U.S. military strike against the regime of Syrian President Bashar al-Assad.

Security selection within the information technology and consumer staples sectors weighed on relative returns. Sector allocation, a result of the bottom-up stock selection process, had a negative impact on performance. An overweight allocation to the underperforming industrials sector and underweight to the strong performing health care sector weighed on relative results during the period. A residual cash position also detracted as equity markets surged during the period.

Top detractors from relative performance included beauty products company Elizabeth Arden, electronic payment solutions provider Verifone Systems, and communications software and services company Broadsoft. Top contributors to relative performance included software-as-a service (SaaS) fleet management provider Fleetmatics Group, packaging and container-board manufacturer Kapstone Paper and Packaging, and on-demand provider of tax-advantaged programs for consumers WageWorks.

Favorable security selection in the materials, consumer discretionary, and energy sectors contributed most to relative returns. Sector allocation, particularly an overweight exposure to information technology, was additive.

At the end of the period, the fund was most overweight the industrials and information technology sectors. The heath care, financials, and consumer staples sectors were the fund’s largest underweights at the end of the period.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Cap Growth Fund Class NAV (began 9/10/08)	26.90%	—	—	9.32%	—	—	55.77%
Russell 2000 Growth Index[3,4]	28.14%	—	—	10.66%	—	—	65.54%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Small Cap Growth Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 2000 Growth Index is an unmanaged index that contains those securities from the Russell 2000 Index with a greater than average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.12%.

40

Small Cap Opportunities Fund

Subadvisors: Dimensional Fund Advisors LP and Invesco Advisers, Inc.
Portfolio Managers: Juliet S. Ellis, Juan R. Hartsfield, Henry Gray, Jed Fogdall, and Joseph H. Chi

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies.

Sector Weighting*	% of Total
Financials	22.9
Industrials	16.5
Consumer Discretionary	15.6
Information Technology	15.3
Health Care	9.6
Energy	8.4
Materials	6.3
Consumer Staples	3.2
Utilities	0.7
Telecommunication Services	0.6
Short-Term Investments & Other	0.9

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $14,794.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Small Cap Opportunities Fund Class NAV shares returned 28.35% and the benchmark, the Russell 2000 Index returned 26.27%.

Environment ► The Small Cap Opportunities Fund has two equally weighted sleeves that are managed independently by two subadvisers, Invesco Advisers, Inc. and Dimensional Fund Advisors LP. The two strategies have complementary characteristics as Invesco’s strategy has a growth bias and Dimensional’s strategy has a value bias.

The fiscal year ended August 31, 2013, began with some downward volatility in U.S. equity markets. Starting in the fall of 2012, markets began an upward trend that continued through much of the reporting period. Uncertainty surrounding fiscal cliff negotiations and sequestration spending cuts in early 2013, however, made many businesses hesitant to spend during the first quarter of the year. Later, capital markets began a sell-off following Federal Reserve (Fed) Chairman Ben Bernanke’s comments about reducing quantitative easing. Few asset classes were immune from this broad sell-off, which caused bonds, stocks and commodities to decline. The markets stabilized in mid-summer.

Invesco Advisors, Inc. Commentary

During the reporting period the Fund posted strong positive returns roughly in-line slightly its style-specific index, the Russell 2000 Index. Outperformance was due primarily to stock selection in several sectors, especially consumer discretionary, materials, utilities and energy.

The fund outperformed by the widest margin in the consumer discretionary sector primarily due to stock selection. TRW Automotive Inc., a global leader in both active and passive safety for automobiles was a contributor. The stock rebounded as European auto sales began to show some signs of improvement along with the announcement of a $1B share repurchase authorization. Some of this outperformance was offset by underperformance in other sectors, including industrials and information technology (IT). The portfolio underperformed by the widest margin in the industrials sector primarily due to stock selection including drags by Foster Wheeler AG and Titan International Inc. The fund’s modest cash position hurt as well.

Dimensional Fund Advisors L.P. Commentary

In terms of relative performance, the fund ben-efited from its exclusion of REITs (a component of the financial sector) and of highly regulated utilities, as these sectors were among the weakest in the U.S. market during the period. In addition, the fund benefited from a greater allocation to the insurance industry within the financial sector, with both the industry and the sector performing well during the period. The fund’s allocations to industries and sectors, with the exception of spe-cific ongoing exclusions for both REITs and highly regulated utilities, are a result of our portfolio construction process, and should not be interpreted as tactical allocation decisions.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Cap Opportunities Fund Class 1 (began 10/15/05)	28.31%	9.58%	—	5.10%	57.98%	—	47.94%
Small Cap Opportunities Fund Class NAV (began 10/15/05)	28.35%	9.63%	—	5.15%	58.35%	—	48.50%
Russell 2000 Index[3,4]	26.27%	7.98%	—	7.56%	46.79%	—	77.60%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Small Cap Opportunities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses are as follows: Class 1 shares – 1.04% and Class NAV shares are 0.99%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class 1 shares – 1.13% and Class NAV shares – 1.08%.

41

Small Cap Value Fund

Subadvisor: Wellington Management Company, LLP
Portfolio Managers: Timothy McCormack, CFA and Shaun Pedersen

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term capital appreciation by investing in, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

Sector Weighting*	% of Total
Financials	20.2
Industrials	20.2
Information Technology	12.8
Consumer Discretionary	12.0
Health Care	11.6
Materials	7.9
Energy	6.2
Utilities	4.1
Consumer Staples	2.3
Short-Term Investments & Other	2.7

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Small Cap Value Fund Class NAV shares returned 24.20%, and the benchmark, the Russell 2000 Value Index, returned 24.38%.

Environment ► For the one-year period ended August 31, 2013, U.S. equities posted strong gains across market caps. Stocks rebounded leading into the period, after an equity sell-off in the second quarter of 2012. This rally continued into the first quarter of 2013 as solid corporate earnings results and favorable global liquidity dynamics lifted enthusiasm for stocks. Although investors initially reacted negatively to news in May that the Federal Reserve might slow its bond buying program sooner than expected, equities recovered into the end of the second quarter. Ongoing challenges in resolving European sovereign debt issues weighed on investors during the period as did the political unrest in Turkey, Egypt, and Brazil. Equities continued to rise in July on positive accommodative rhetoric. However, in the final month of the period, US equities suffered their largest decline since May of 2012. Heightened geopolitical risks took center stage as investors focused on the widening conflict in Syria and the potential for an imminent US military strike against the regime of Syrian President Bashar al-Assad.

Unfavorable stock selection within the consumer discretionary and information technology sectors had a negative impact on relative performance. Overweight allocations to materials and health care, and a small cash balance in a strong rising equity market, also detracted from relative returns.

Contributing to relative performance was the fund’s positive stock selection within health care and energy. An overweight allocation to industrials and an underweight in financials were also additive.

Top relative detractors included women’s specialty retail companies Ascena Retail Group and Cato, as well as industrial products and systems producer ESCO Technologies. Top contributors to relative performance included cable, connectivity, and networking products designer, manufacturer and marketer Belden, clinical research organization ICON, and wholesale distributor of technology and office products, janitorial supplies, and industrial products company United Stationers.

Stock-by-stock decisions resulted in overweights to the industrials, health care, and materials sectors. The financials, utilities, and energy sectors represented the fund’s largest underweights at the end of the period.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Cap Value Fund Class NAV (began 12/16/08)	24.20%	—	—	19.99%	—	—	135.94%
Russell 2000 Value Index[3,4]	24.38%	—	—	17.94%	—	—	117.51%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Small Cap Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.28%.

42

Small Company Growth Fund

Subadvisor: Invesco Advisers, Inc.
Portfolio Managers: Juliet S. Ellis, Juan R. Hartsfield, and Clay Manley

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital by investing at least 80% of the fund’s net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization at the time of investment no larger than the largest capitalization company included in the Russell 2000 Growth Index.

Sector Weighting*	% of Total
Information Technology	23.2
Health Care	18.2
Industrials	16.3
Consumer Discretionary	15.7
Financials	9.3
Energy	6.8
Materials	3.6
Consumer Staples	2.4
Telecommunication Services	1.2
Utilities	0.8
Short-Term Investments & Other	2.5

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Small Company Growth Fund Class NAV shares returned 27.81% and the benchmark, the Russell 2000 Growth Index returned 28.14%.

Environment ► The fiscal year ended August 31, 2013, began with some downward volatility in U.S. equity markets. Starting in the fall of 2012, markets began an upward trend that continued through much of the reporting period. Uncertainty surrounding “fiscal cliff” negotiations and sequestration spending cuts in early 2013, however, made many businesses hesitant to spend during the first quarter of the year. From late May through June, the capital markets began a sell-off following Federal Reserve Chairman Ben Bernanke’s comments about reducing quantitative easing. The markets stabilized in mid-summer.

During the reporting period the fund posted strong positive returns roughly in-line with but slightly underperforming its style-specific index, the Russell 2000 Growth Index. Underperfor-mance was driven by stock selection especially within the industrials and information technology (IT) sectors, and a modest cash position.

The fund underperformed by the widest margin in the industrials sector due to stock selection including Tetra Tech Inc., an engineering and construction firm specializing in water-related projects which was the largest detractor within the sector. A moderate underweight to the period’s strongest performing sector also hurt relative performance.

Relative performance was also negative in the information technology sector. A leading detractor was Solarwinds Inc., a leading provider of IT and network management software, whose previously exceptional growth has slowed some recently. While still gaining market share with their lower priced products, some of their higher purchase price products have been a drag on the company’s growth.

The fund outperformed in the consumer discretionary and health care sectors, driven primarily by stock selection. Pizza delivery company Domino’s Pizza Inc. and home builder Ryland Group Inc. were strong contributors in the consumer discretionary sector. Biomarin Pharmaceutical, a biotechnology company and Parexel Intl, a leading biopharmaceutical clinical research organization were the leading contributors in the health care sector.

Throughout the year the fund maintained a “barbell” strategy in positioning that provided exposure to cyclical growth opportunities as well as more defensive areas of the market. Changes during the period were moderate within this framework, however the most significant changes included reductions in the technology, consumer discretionary and consumer staples sectors. Exposure to industrials and financials increased.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Company Growth Fund Class NAV (began 10/29/05)	27.81%	9.58%	—	8.99%	58.02%	—	96.55%
Russell 2000 Growth Index[3,4]	28.14%	9.01%	—	8.37%	53.93%	—	87.98%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Small Company Growth Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 2000 Growth Index is an unmanaged index that contains those securities from the Russell 2000 Index with a greater than average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.08%.

43

Small Company Value Fund

Subadvisor: T. Rowe Price Associates, Inc.

Portfolio Manager: Preston G. Athey

INVESTMENT OBJECTIVE & POLICIES ► To seek long-term growth of capital by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Value Index at the time of purchase. The Fund invests in small companies whose common stocks are believed to be undervalued.

Sector Weighting*	% of Total
Industrials	24.4
Financials	23.0
Consumer Discretionary	14.9
Information Technology	11.0
Materials	10.3
Energy	5.7
Utilities	4.2
Health Care	3.9
Consumer Staples	0.5
Telecommunication Services	0.4
Short-Term Investments & Other	1.7

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $17,841.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2013, the Small Company Value Fund Class NAV shares returned 23.58% and the benchmark, Russell 2000 Value Index, returned 24.38%.

Environment ► By any measure, the gains of 2013, so far, would put this year in the record books as a good year for the stock market —even should investors sit on their hands for the remainder of it. We are also cognizant that, by the end of this period, small-cap stocks have risen by significant amounts off their lows in the spring of 2009. This has taken stocks from extremely undervalued to reasonably valued, in our opinion. For that reason alone, it makes sense to be more cautious about returns for the remainder of the year.

For the 12-month period ended August 31, 2013, the fund trailed its benchmark. Stock selection in materials was the largest detractor from relative results, while our average overweight to the third-weakest sector in the benchmark also hurt relative performance. A sharp decline in the gold price weighed heavily on our holdings levered to gold, like Royal Gold and Franco Nevada.

An overweight to industrials and business services was the largest positive contributor to relative performance. We remain encouraged by the early signs of a resurgence in American manufacturing and what that could mean for the prospects of the sector. Our largest allocations are within the road and rail industry and the machinery industry.

In financials, our underweight to the sector was also a driver of good relative results, while stock selection also helped during the period. We are significantly underweight the financials sector since the group makes up more than a third of the benchmark, and we believe this allocation is too much for any one sector. Financials has been a tumultuous sector over the past several years, even though recent performance has improved.

Several factors suggest that the market will not be blown backward. Corporate profits appear poised to grow somewhat as the year progresses, and stocks remain attractively valued relative to bonds. Weighing these factors, we expect a choppy market in the remainder of the year, and probably one that offers more moderate gains than we have seen in recent months.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Company Value Fund Class 1 (began 10/15/05)	23.51%	7.17%	—	7.62%	41.39%	—	78.41%
Small Company Value Fund Class NAV (began 10/15/05)	23.58%	7.22%	—	7.68%	41.73%	—	79.09%
Russell 2000 Value Index[3,4]	24.38%	6.88%	—	6.41%	39.50%	—	63.20%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Small Company Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 1.33% and Class NAV shares – 1.28%.

44

Spectrum Income Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: Charles Shriver

INVESTMENT OBJECTIVE & POLICIES ► To seek a high level of current income with moderate share price fluctuation. The Fund diversifies its assets widely among various income and equity market segments. The Fund seeks to maintain broad exposure primarily to domestic and international fixed-income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

Portfolio Composition*	% of Total
U.S. Government Agency	17.8
Foreign Government Obligations	13.7
Financials	12.1
Energy	8.4
Consumer Discretionary	8.3
Industrials	5.7
U.S. Government	4.8
Materials	4.1
Telecommunication Services	3.8
Consumer Staples	3.2
Information Technology	3.0
Utilities	2.9
Health Care	2.9
Collateralized Mortgage Obligations	2.7
Asset Backed Securities	2.2
Municipal Bonds	1.3
Short-Term Investments & Other	3.1

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31st, 2013 the Spectrum Income Fund Class NAV shares returned 2.05% and the benchmark, the Barclays US Aggregate Bond Index, was down –2.47%.

Environment ► U.S. equities produced exceptional returns over the last year. Performance began to flounder in August 2013, however, as favorable economic data were overshadowed by concerns that the Federal Reserve may begin normalizing its monetary policy.

U.S. bonds were mixed over the year, as rising long-term interest rates — particularly in the last few months of the period — reduced or eliminated earlier gains. The central bank has asserted that it will continue its asset purchases (although not necessarily at these current rates) until the labor market outlook improves further.

International bonds produced negative results over the year. For most of the period, bond yields in Europe were relatively stable due to the reduced risks of a eurozone breakup. However, as markets anticipate the tapering of the Fed’s asset purchases, yields on sovereign debt have started to climb. Although emerging market debt fared better than international debt for most of the period, this trend reversed late in the period as local currency-denominated emerging market bonds sold off amid broad currency weakness and the rise of U.S. Treasury yields.

The fund’s outperformance was driven by our allocation to diversifying sectors, particularly dividend-paying stocks and high yield bonds, which significantly outperformed the Barclays U.S. Aggregate Bond Index for the period. Our tactical underweight to long-term U.S. Treasuries also boosted relative returns, as did our overweight to dividend-paying equities. Security selection boosted relative results, as a majority of underlying portfolios outperformed their style-specific benchmarks for the period, most notably the high yield bond portfolio.

Derivatives held during the period included interest rate futures, interest rate swaps, currency forwards, and credit default swaps. Interest rate swaps were held from August 2012 through April 2013 while interest rate futures were held during the entire period. Interest rate derivatives were used to manage duration throughout the period. Currency forwards both increased and decreased exposure to currencies and were held during the entire period. The estimated return impact from employing forwards was negative and slightly positive from futures for the period 8/31/2012 through 8/31/2013.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Spectrum Income Fund Class NAV (began 10/29/05)	2.05%	6.74%	—	6.14%	38.58%	—	59.62%
Barclays U.S. Aggregate Bond Index[3,4]	–2.47%	4.93%	—	4.94%	27.19%	—	46.05%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Spectrum Income Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.80%.

45

Strategic Equity Allocation Fund

Subadvisor: John Hancock Asset Management
Portfolio Managers: Bob Boyda, Steve Medina, Marcelle Daher, and Nathan Thooft

INVESTMENT OBJECTIVE & POLICIES ► To seek capital appreciation. The fund seeks to achieve its objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign equity securities of any market capitalization, including futures on indexes of equity securities. The fund’s allocation to various markets and types of securities will be actively managed.

Sector Weighting*	% of Total
Financials	18.4
Information Technology	14.5
Consumer Discretionary	11.7
Health Care	10.9
Industrials	10.7
Energy	9.1
Consumer Staples	8.9
Materials	4.8
Utilities	3.3
Telecommunication Services	3.0
Short-Term Investments & Other	4.7

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2013, the Strategic Equity Allocation Fund, Class NAV shares returned 17.28% and the benchmark, the S&P 500 Index returned 18.70%.

Environment ► The 12 months ended August 31, 2013, were marked by ongoing uncertainty about global recovery and the continuation of the risk-on/risk-off trade that had dominated the previous 12 months.

As the period began, investors were concerned about the U.S. presidential election and the inability of U.S. politicians to agree on a budget deal that would prevent the U.S. economy from tumbling over the so-called fiscal cliff. Politics also assumed center stage in the Eurozone, where austerity measures came under scrutiny. Around the globe, fundamentals took a backseat to sentiment as investors moved their money between safe havens and higher beta assets.

In January, equities gained momentum after the U.S. Congress reached an agreement to avoid tax increases which were set to take effect in lieu of a budget deal. In Japan, steps by newly elected Prime Minister Shinzo Abe and newly appointed Bank of Japan Governor Haruhiko Kuroda fueled optimism that the Japanese economy might break its deflationary spiral and enter a period of sustained growth. Japanese equities rallied through mid-May as doubts set in about the effectiveness of the reforms.

Globally, stocks trended higher until June when concerns arose that the credit conditions would tighten in the United States. Those worries commenced after U.S. Federal Reserve (Fed) Chairman Ben Bernanke said the Fed would begin to taper bond purchases if labor markets continued to improve. This announcement sparked a signifi-cant change in the investment landscape. The yield on the 10-year Treasury note spiked 160 basis points, essentially bringing an end to a 30-year bond bull market. Stocks, which corrected in the immediate aftermath of the announcement, have since pared losses.

This actively managed fund was supported by its allocations to U.S. mid and small cap equities which led U.S. large cap over the 1 year horizon. However, within the fund’s international equity exposure, allocations to emerging market equities detracted from performance. Country selection was also a headwind for the portfolio, although largely driven by an out-of-benchmark allocation to Canadian equities. Other country allocations provided a tailwind, with overweight allocations to China and Turkey, and an underweight allocation to Australia adding value.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Strategic Equity Allocation Fund Class NAV (began 4/13/12)	17.28%	—	—	13.88%	—	—	19.74%
S&P 500 Index[3,4]	18.70%	—	—	15.00%	—	—	21.37%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Strategic Equity Allocation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expenses equal the gross expenses and are 0.69%.

46

Total Return Fund

Subadvisor: Pacific Investment Management Company, LLC
Portfolio Manager: William H. Gross

INVESTMENT OBJECTIVE & POLICIES ► To seek maximum total return, consistent with preservation of capital and prudent investment management, by investing at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

Portfolio Composition*	% of Total
U.S. Government Agency	39.8
U.S. Government	19.7
Financials	8.1
Collateralized Mortgage Obligations	6.3
Municipal Bonds	4.3
Foreign Government Obligations	1.6
Asset Backed Securities	0.7
Consumer Discretionary	0.7
Materials	0.6
Energy	0.5
Industrials	0.4
Health Care	0.2
Utilities	0.1
Short-Term Investments	17.0

* As a percentage of total investments.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $15,846.

PORTFOLIO MANAGER’S COMMENTARY

Performance ► For the year ended August 31, 2013, the Total Return Fund, Class NAV shares lost 1.56%, and the benchmark, the Barclays U.S. Aggregate Bond Index was down 2.47%.

Environment ► While politicians struggled to agree on fiscal policies, ultimately reaching a resolution, the Federal Reserve (Fed) unveiled new monetary policy measures including initiating purchases of $40 billion in Agency mortgage-backed securities (MBS), in addition to the existing purchases of $45 billion in Treasuries each month. The Fed also took the extraordinary step of linking an increase in the federal funds rate to specific economic targets for unemployment and inflation.

U.S. equity indices reached new highs and Treasuries sold off during the first quarter of 2013 as signs of renewed momentum in the world’s largest economy fueled risk appetite. Investors discounted negative fiscal policy developments —including Congress’ failure to reach a deal on sequestration — and instead focused on positive news out of the housing and labor markets. In Europe, a botched rescue of the Cypriot financial system set new precedents in the eurozone’s four-year old debt crisis.

During the latter half of the period, conditions in financial markets deteriorated as investors reacted to signals by the Fed that it would begin to slow the pace of asset purchases as early as September. Although the Fed subsequently back-pedaled somewhat, the shift in tone fueled a broad-based sell-off of fixed income assets, undermining market liquidity, and sending yields higher across the risk spectrum.

Across the Pacific, the Bank of Japan stunned markets in early 2013 by introducing a host of new monetary measures aimed at ending the country’s chronic history of deflation. Along with a potent dose of fiscal stimulus, the combined measures constitute one of the boldest economic policy experiments in the country’s history.

An allocation to non-Agency MBS contributed to performance over the last year, benefitting from the ongoing housing recovery. Security selection within Agency MBS also added to returns, outperforming like-duration Treasuries over the course of the year. Within credit, an underweight to the corporate sector detracted from returns amid a rally in spreads. However, a focus on financials more than offset this negative impact as they outperformed the broader corporate sector. Holdings of Build America Bonds contributed to positive returns, as spreads tightened on continued demand. Lastly, exposure to emerging market external debt bolstered returns over the period as spreads compressed.

Duration strategies, including yield curve positioning and non-U.S. interest rate allocations, were positive for returns over the period. Allocations to select developed countries such as Italy and Spain added to returns, as these countries benefitted from central bank rhetoric for support. Detractors included modest local exposures to select, high-quality emerging market countries, such as Brazil and Mexico, as their interest rates rose.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Total Return Fund Class 1 (began 10/15/05)	–1.67%	6.46%	—	6.02%	36.73%	—	58.46%
Total Return Fund Class NAV (began 10/15/05)	–1.56%	6.51%	—	6.07%	37.06%	—	59.13%
Barclays U.S. Aggregate Bond Index[3,4]	–2.47%	4.93%	—	4.97%	27.19%	—	46.50%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Total Return Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.78% and Class NAV shares – 0.73%.

47

U.S. High Yield Bond Fund

Subadvisor: Wells Capital Management, Inc.
Portfolio Managers: Phil Susser and Niklas Nordenfelt

INVESTMENT OBJECTIVE & POLICIES ► The fund seeks total return with a high level of current income by investing at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below-investment-grade debt securities (sometimes referred to as “junk bonds” or high yield securities). The fund also invests in corporate debt securities that are investment grade and may buy preferred and other convertible securities and bank loans that are investment grade.

Portfolio Composition*	% of Total
Consumer Discretionary	29.2
Energy	15.1
Financials	15.0
Telecommunication Services	11.6
Utilities	6.2
Industrials	6.1
Information Technology	5.5
Health Care	5.3
Materials	2.7
Consumer Staples	0.8
Short-Term Investments & Other	2.5

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $17,781.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the U.S. High Yield Bond Fund Class NAV shares returned 4.84%, and the benchmark, the BofA Merrill Lynch U.S. High Yield Master II Bond Index, returned 7.55%.

Environment ► For the 12-month period that ended August 31, 2013, high-yield bonds continued to benefit from rising stock prices (as high-yield bonds often trade in step with stocks), relatively low volatility, and strong investor interest due to a dearth of attractive income opportunities. More recently, the market gave back some of its gains due to the impact of rising treasury yields on fixed income assets generally. On the whole, credit fundamentals deteriorated over the past year. Even though many companies that issue high-yield debt were generally successful at cutting costs and raising cash flow; increasing buy-out activity and debt-funded acquisitions, capital expenditures and dividends have increased average leverage levels. On the other hand, historically low interest rates and a wave of refi-nancings have kept companies’ interest costs low and pushed out near term maturities. As a result, companies’ fixed charge coverage ratios are higher than historical averages.

Quantitative easing by many of the world’s central banks has been one of the drivers pushing all fixed income (including high yield) yields lower and that, by definition, cannot last forever. These imbalances have existed for many years and may not present themselves for many years. However, if they do, the current period of low volatility may be short lived. Ultimately, though, high yield’s relative performance will be driven by corporate fundamentals and defaults. We believe the best way to protect the fund from these periodic bouts of systemic fears and rebalancing will be our continued focus on a bottom-up approach that minimizes downside risk.

The fund performed well on a risk adjusted basis, exhibiting less volatility than its peers. However, the fund underperformed the benchmark due to its lower than benchmark exposure to higher risk sectors and factors. Specifically, the fund had relatively lower duration due to fewer holdings of long-dated bonds; and had less credit risk due to holding less lower quality issues with a bias towards floating-rate, senior secured issues. Both of these positions worked against the fund in terms of relative performance.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

U.S. High Yield Bond Fund Class 1 (began 10/15/05)	4.78%	9.24%	—	7.58%	55.57%	—	77.81%
U.S. High Yield Bond Fund Class NAV (began 10/15/05)	4.84%	9.28%	—	7.62%	55.87%	—	78.42%
BofA Merrill Lynch U.S. High Yield Master II Index[3,4]	7.55%	11.19%	—	8.69%	69.97%	—	92.80%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the U.S. High Yield Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 BofA Merrill Lynch U.S. High Yield Master II Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.82% and Class NAV shares – 0.77%.

48

Value Fund

Subadvisor: Invesco Advisers, Inc.
Portfolio Managers: Tom Copper, John Mazanec, and Sergio Marcheli

INVESTMENT OBJECTIVE & POLICIES ► To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell Midcap Value Index

Sector Weighting*	% of Total
Financials	21.5
Industrials	15.8
Consumer Discretionary	13.1
Health Care	9.3
Materials	7.9
Information Technology	7.5
Energy	7.3
Utilities	5.4
Consumer Staples	4.4
Telecommunication Services	2.9
Short-Term Investments & Other	4.9

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ► For the year ended August 31, 2013, the Value Fund, Class NAV shares returned 26.46% and the benchmark, the Russell Midcap Value Index returned 25.37%.

Environment ► The fiscal year ended August 31, 2013, began with some downward volatility in U.S. equity markets. Starting in the fall of 2012, markets began an upward trend that continued through much of the reporting period. Uncertainty surrounding fiscal cliff negotiations and sequestration spending cuts in early 2013, however, made many businesses hesitant to spend during the first quarter of the year. From late May through June, the capital markets began a sell-off following Federal Reserve Chairman Ben Bernanke’s comments about reducing quantitative easing. Few asset classes were immune from this broad sell-off, which caused bonds, stocks and commodities to decline. The markets stabilized in mid-summer; however, August brought more selling in the equity and bond markets and yields continued to rise. Most U.S. equity market indexes delivered double-digit gains and all sectors of the Russell Midcap Value Index posted positive returns.

On the positive side, stock selection within materials was one of largest drivers of outperformance. Sealed Air Corp. was the largest contributor within this sector, posting returns over 100% for the period. Stock selection and an overweight to consumer discretionary also helped performance. Notably, holdings within consumer durables performed well for the period. An underweight to financials, specifically, being materially underweight to real estate investment trusts also assisted performance. Being underweight to utilities stocks boosted performance for the period, as utilities was the worst performing sector. Stock selection and an overweight to consumer staples also helped relative performance.

On the negative side, harvesting well-performing holdings with limited further upside potential created a higher cash position for the Fund during the reporting period and detracted from relative performance. Stock selection within energy also detracted from relative performance. Notably, Newfield Exploration Co. posted negative returns for the period. Stock selection within healthcare, telecommunication services, information technology, and industrials also dampened relative performance, but not enough to offset the beneficial stock selection from the contributing sectors.

S&P 400 Index futures were used to equitize a large cash inflow during the period and had a slight positive impact to relative performance.

Towards the end of the period, we added to existing positions in consumer discretionary, energy, financials and industrials. We also slightly decreased exposure to select holdings within materials and technology.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return

				Since			Since
Periods Ending August 31, 2013	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Value Fund Class NAV (began 10/27/06)	26.46%	9.85%	—	7.48%	60.08%	—	63.86%
Russell Midcap Value Index[3,4]	25.37%	8.87%	—	5.63%	52.91%	—	45.47%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.80%.

49

John Hancock Funds II

Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio, in addition to the operating expenses which the funds bear directly, the funds indirectly bear a pro rata share of the operating expenses of the underlying funds in which the fund invests. Because the underlying funds have varied operating expenses and transaction costs and the funds may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the fund will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 through August 31, 2013).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2013–	Expense
	3/1/2013	8/31/2013	8/31/2013	Ratio

Active Bond Fund
Class 1 — Actual	$1,000.00	$973.50	$3.38	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.47	0.68%
Class NAV — Actual	1,000.00	973.70	3.13	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.21	0.63%

All Cap Core Fund
Class NAV — Actual	$1,000.00	$1,088.70	$4.26	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.13	0.81%

All Cap Value Fund
Class 1 — Actual	$1,000.00	$1,104.20	$4.51	0.85%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.33	0.85%
Class NAV — Actual	1,000.00	1,103.90	4.24	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%

Alpha Opportunities Fund
Class NAV — Actual	$1,000.00	1,107.50	$5.26	0.99%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.04	0.99%

50

John Hancock Funds II

Shareholder expense example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2013–	Expense
	3/1/2013	8/31/2013	8/31/2013	Ratio

Asia Total Return Bond Fund
Class NAV — Actual	$1,000.00	$928.70	$4.18	0.86%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.38	0.86%

Blue Chip Growth Fund
Class 1 — Actual	$1,000.00	$1,114.80	$4.37	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.18	0.82%
Class NAV — Actual	1,000.00	1,114.90	4.10	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.92	0.77%

Capital Appreciation Fund
Class 1 — Actual	$1,000.00	$1,116.30	$4.16	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	$3.97	0.78%
Class NAV — Actual	1,000.00	1,116.20	3.89	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

Capital Appreciation Value Fund
Class NAV — Actual	$1,000.00	$1,071.70	$4.18	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%

Core Bond Fund
Class 1 — Actual	$1,000.00	$966.80	$3.32	0.67%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.41	0.67%
Class NAV — Actual	1,000.00	967.00	3.07	0.62%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.16	0.62%

Core Diversified Growth & Income Portfolio
Class 1 — Actual	$1,000.00	$1,048.50	$0.62	0.12%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.61	0.12%[2]

Core Fundamental Holdings Portfolio
Class 1 — Actual	$1,000.00	$1,037.40	$0.62	0.12%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.61	0.12%[2]

Core Global Diversification Portfolio
Class 1 — Actual	$1,000.00	$1,024.60	$0.61	0.12%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.61	0.12%[2]

Equity-Income Fund
Class 1 — Actual	$1,000.00	$1,082.40	$4.36	0.83%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%
Class NAV — Actual	1,000.00	1,082.40	4.09	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.97	0.78%

Fundamental Global Franchise Fund
Class A — Actual	$1,000.00	$1,048.50	$7.13	1.38%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	7.02	1.38%
Class I — Actual	1,000.00	1,050.20	5.22	1.01%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.14	1.01%
Class NAV — Actual	1,000.00	1,051.00	4.70	0.91%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.63	0.91%

Fundamental Value Fund
Class NAV — Actual	$1,000.00	$1,092.70	$4.17	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.02	0.79%

Global Bond Fund
Class 1 — Actual	$1,000.00	$959.50	$4.15	0.84%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.28	0.84%
Class NAV — Actual	1,000.00	960.20	3.90	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.02	0.79%

51

John Hancock Funds II

Shareholder expense example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2013–	Expense
	3/1/2013	8/31/2013	8/31/2013	Ratio

Global Equity Fund
Class A — Actual[3]	$1,000.00	$994.00	$3.62	1.24%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	6.31	1.24%
Class I — Actual[3]	1,000.00	995.00	3.28	1.12%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.70	1.12%
Class NAV — Actual[3]	1,000.00	995.00	2.98	1.02%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.19	1.02%

Global Real Estate Fund
Class NAV — Actual	$1,000.00	$954.30	$4.88	0.99%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.04	0.99%

Health Sciences Fund
Class NAV — Actual	$1,000.00	$1,203.10	$5.66	1.02%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.19	1.02%

High Income Fund
Class NAV — Actual	$1,000.00	$1,024.30	$4.08	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%

High Yield Fund
Class 1 — Actual	$1,000.00	$1,009.50	$3.85	0.76%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.87	0.76%
Class NAV — Actual	1,000.00	1,009.80	3.60	0.71%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.62	0.71%

International Growth Opportunities Fund
Class NAV — Actual	$1,000.00	$1,045.40	$4.95	0.96%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.89	0.96%

International Growth Stock Fund
Class NAV — Actual	$1,000.00	$1,031.40	$4.71	0.92%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.69	0.92%

International Small Cap Fund
Class 1 — Actual	$1,000.00	$1,024.30	$6.02	1.18%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	6.01	1.18%
Class NAV — Actual	1,000.00	1,024.30	5.77	1.13%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.75	1.13%

International Value Fund
Class 1 — Actual	$1,000.00	$1,088.50	$5.05	0.96%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.89	0.96%
Class NAV — Actual	1,000.00	1,088.80	4.79	0.91%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.63	0.91%

Investment Quality Bond Fund
Class 1 — Actual	$1,000.00	$963.30	$3.32	0.67%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.41	0.67%
Class NAV — Actual	1,000.00	964.30	3.07	0.62%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.16	0.62%

Mid Cap Growth Index Fund
Class 1 — Actual	$1,000.00	$1,113.30	$3.52	0.66%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.36	0.66%

Mid Cap Stock Fund
Class 1 — Actual	$1,000.00	$1,140.10	$4.96	0.92%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.69	0.92%
Class NAV — Actual	1,000.00	1,140.70	4.69	0.87%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.43	0.87%

Mid Cap Value Index Fund
Class 1 — Actual	$1,000.00	$1,079.70	$3.04	0.58%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

52

John Hancock Funds II

Shareholder expense example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2013–	Expense
	3/1/2013	8/31/2013	8/31/2013	Ratio

Mid Value Fund
Class NAV — Actual	$1,000.00	$1,072.50	$5.17	0.99%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.04	0.99%

Mutual Shares Fund
Class NAV — Actual	$1,000.00	$1,095.90	$5.12	0.97%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.94	0.97%

Real Estate Equity Fund
Class NAV — Actual	$1,000.00	$961.10	$4.35	0.88%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.48	0.88%

Real Estate Securities Fund
Class 1 — Actual	$1,000.00	$945.70	$3.87	0.79%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.02	0.79%

Real Return Bond Fund
Class 1 — Actual	$1,000.00	$911.40	$3.85	0.80%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%
Class NAV — Actual	1,000.00	911.30	3.61	0.75%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%

Redwood Fund
Class NAV — Actual	$1,000.00	$1,022.00	$5.76	1.13%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.75	1.13%

Science & Technology Fund
Class NAV — Actual	$1,000.00	$1,142.40	$5.78	1.07%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.45	1.07%

Short Term Government Income Fund
Class NAV — Actual	$1,000.00	$986.40	$3.15	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.21	0.63%

Small Cap Growth Fund
Class NAV — Actual	$1,000.00	$1,160.00	$6.04	1.11%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.65	1.11%

Small Cap Opportunities Fund
Class 1 — Actual	$1,000.00	$1,105.80	$5.36	1.01%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.14	1.01%
Class NAV — Actual	1,000.00	1,105.80	5.10	0.96%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.89	0.96%

Small Cap Value Fund
Class NAV — Actual	$1,000.00	$1,078.90	$5.82	1.11%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.65	1.11%

Small Company Growth Fund
Class NAV — Actual	$1,000.00	$1,113.40	$5.70	1.07%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.45	1.07%

Small Company Value Fund
Class 1 — Actual	$1,000.00	$1,058.10	$5.55	1.07%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,025.20	5.45	1.07%
Class NAV — Actual	1,000.00	1,058.50	5.29	1.02%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,025.20	5.19	1.02%

Spectrum Income Fund
Class NAV — Actual	$1,000.00	$987.10	$3.81	0.76%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.87	0.76%

Strategic Equity Allocation Fund
Class NAV — Actual	$1,000.00	$1,064.90	$2.60	0.50%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.55	0.50%

53

John Hancock Funds II

Shareholder expense example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2013–	Expense
	3/1/2013	8/31/2013	8/31/2013	Ratio

Total Return Fund
Class 1 — Actual	$1,000.00	$963.50	$3.86	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.97	0.78%
Class NAV — Actual	1,000.00	963.70	3.61	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

U.S. High Yield Bond Fund
Class 1 — Actual	$1,000.00	$1,005.30	$4.09	0.81%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.13	0.81%
Class NAV — Actual	1,000.00	1,005.60	3.84	0.76%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.87	0.76%

Value Fund
Class NAV — Actual	$1,000.00	$1,101.70	$4.08	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.92	0.77%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

2 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Fund	Range

Core Diversified Growth & Income Portfolio	0.31% – 0.63%
Core Fundamental Holdings Portfolio	0.31% – 0.63%
Core Global Diversification Portfolio	0.10% – 0.63%

3 The inception date for Global Equity Fund is 5-16-13. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (107), and divided by 365 (to reflect the period).

54

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 29.3%
U.S. Government - 7.8%
U.S. Treasury Bond 2.875%, 05/15/2043		$12,670,000	$10,718,035
U.S. Treasury Notes
0.625%, 08/15/2016		9,000,000	8,960,625
1.375%, 07/31/2018 to 02/28/2019		11,000,000	10,856,558
1.500%, 07/31/2016		2,740,000	2,797,370
1.875%, 06/30/2020		25,000,000	24,482,425
2.000%, 07/31/2020 to 11/15/2021		20,500,000	20,145,584
2.125%, 08/15/2021		915,000	892,125
2.375%, 05/31/2018		3,700,000	3,841,351
2.500%, 08/15/2023		58,842,000	57,426,144
2.625%, 11/15/2020		500,000	511,758

			140,631,975
U.S. Government Agency - 21.5%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043		3,483,563	3,325,987
3.500%, 05/01/2042 to 06/01/2042		17,209,480	17,134,863
4.500%, 09/01/2041 to 10/01/2041		9,519,576	10,040,176
5.000%, 03/01/2041 to 04/01/2041		6,689,091	7,250,603
6.500%, 06/01/2037 to 09/01/2039		2,680,728	2,965,752
Federal National Mortgage Association
2.178%, 05/01/2035 (P)		673,919	700,305
2.441%, 04/01/2036 (P)		130,843	136,708
2.496%, 07/01/2033 (P)		985	1,046
2.497%, 01/01/2036 (P)		474,069	502,225
3.000%, TBA (C)		21,345,000	20,434,279
3.000%, 07/01/2027 to 05/01/2043		33,924,041	32,780,216
3.500%, TBA (C)		36,000,000	35,901,562
3.500%, 02/01/2026 to 03/01/2026		7,422,333	7,752,568
4.000%, TBA (C)		31,000,000	31,966,329
4.000%, 12/01/2024 to 05/01/2042		36,641,994	37,926,767
4.500%, TBA (C)		34,800,000	36,714,003
4.500%, 02/01/2041 to 04/01/2042		39,323,860	41,526,759
5.000%, 05/01/2018 to 04/01/2041		45,358,593	48,961,043
5.500%, 02/01/2018 to 03/01/2039		25,372,329	27,534,971
6.000%, 09/01/2022 to 02/01/2037		7,099,158	7,807,116
6.250%, 05/15/2029		157,000	200,684
6.500%, 02/01/2036 to 06/01/2039		5,207,551	5,762,387
7.000%, 04/01/2017 to 06/01/2032		10,018	11,494
7.500%, 09/01/2029 to 08/01/2031		2,196	2,583
Government National
Mortgage Association
4.000%, 02/15/2041		7,301,027	7,589,931
5.000%, 04/15/2035		25,084	27,230
5.500%, 03/15/2035		15,448	17,014
6.000%, 03/15/2033 to 06/15/2033		10,726	11,987
6.500%, 09/15/2028 to 08/15/2031		2,585	2,949
7.000%, 04/15/2029		1,337	1,548
8.000%, 10/15/2026		1,212	1,415

			384,992,500

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $529,064,089)			$525,624,475

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		1,510,000	1,359,000
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	177,218	14,390
5.830%, 12/31/2033 (P)		72,870	17,089

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
9.224%, 12/15/2035 (P)	ARS	393,449	$6,438

			1,396,917
Japan - 0.0%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	13,949
Mexico - 0.0%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	406,700	32,752
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,100
9.375%, 04/01/2029		1,000	1,398

			9,498

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,599,756)			$1,453,116

CORPORATE BONDS - 40.0%
Consumer Discretionary - 4.0%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		905,000	952,469
AMC Entertainment, Inc.
8.750%, 06/01/2019		410,000	440,750
American Standard Americas
11.125%, 01/15/2016 (S)		400,000	421,500
Arcelik AS
5.000%, 04/03/2023 (S)		750,000	613,125
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,355,000	550,871
AutoNation, Inc.
5.500%, 02/01/2020		$1,090,000	1,141,775
Brinker International, Inc.
3.875%, 05/15/2023		1,010,000	941,294
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		1,850,000	2,062,750
Burlington Holdings LLC, PIK
9.000%, 02/15/2018 (S)		445,000	455,013
CBS Corp.
7.875%, 07/30/2030		1,555,000	1,892,278
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		1,180,000	1,233,100
Cinemark USA, Inc.
4.875%, 06/01/2023		835,000	768,200
7.375%, 06/15/2021		470,000	506,425
Cogeco Cable, Inc.
4.875%, 05/01/2020 (S)		335,000	321,600
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,195,688
COX Communications, Inc.
5.450%, 12/15/2014		70,000	73,771
Dana Holding Corp.
6.000%, 09/15/2023		1,385,000	1,350,375
Darden Restaurants, Inc.
6.800%, 10/15/2037		835,000	883,325
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		705,000	706,763
Expedia, Inc.
5.950%, 08/15/2020		910,000	945,114

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ford Motor Company
6.625%, 10/01/2028	$325,000	$359,349
Ford Motor Credit Company LLC
5.000%, 05/15/2018	1,385,000	1,487,329
5.875%, 08/02/2021	5,188,000	5,629,867
8.000%, 12/15/2016	1,285,000	1,493,000
General Motors Financial Company, Inc.
3.250%, 05/15/2018 (S)	295,000	283,200
4.250%, 05/15/2023 (S)	370,000	333,000
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)	395,000	404,875
Greektown Superholdings, Inc.
13.000%, 07/01/2015	1,390,000	1,459,500
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,004,434
Hillman Group, Inc.
10.875%, 06/01/2018	993,000	1,074,923
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	895,000	908,425
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,590,000	1,465,538
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	830,000	878,533
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	1,345,000	1,385,350
L Brands, Inc.
6.625%, 04/01/2021	1,620,000	1,721,250
Landry’s, Inc.
9.375%, 05/01/2020 (S)	1,155,000	1,231,519
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	716,000	701,680
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,140,000	1,290,734
Marina District Finance Company, Inc.
9.500%, 10/15/2015	809,000	852,484
MGM Resorts International
8.625%, 02/01/2019	670,000	752,075
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (S)	650,000	661,375
Myriad International Holdings BV
6.000%, 07/18/2020 (S)	840,000	855,792
New Look Bondco I PLC
8.375%, 05/14/2018 (S)	380,000	376,200
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	1,180,000	1,285,732
6.400%, 12/15/2035	430,000	473,544
6.650%, 11/15/2037	865,000	992,258
6.750%, 01/09/2038	2,000	2,177
7.750%, 12/01/2045	9,000	11,206
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	1,740,000	1,579,990
QVC, Inc.
4.375%, 03/15/2023	1,030,000	961,009
5.125%, 07/02/2022	680,000	675,029
RHP Hotel Properties LP
5.000%, 04/15/2021 (S)	225,000	209,250
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)	411,000	441,825
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/2022	1,000,000	973,750
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,205,000	1,277,300

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Seminole Indian Tribe of Florida (continued)
7.750%, 10/01/2017 (S)	$595,000	$632,188
Target Corp.
7.000%, 01/15/2038	168,000	216,758
Time Warner Cable, Inc.
4.500%, 09/15/2042	2,650,000	2,050,286
5.000%, 02/01/2020	1,000,000	1,006,574
5.500%, 09/01/2041	1,450,000	1,233,254
6.550%, 05/01/2037	550,000	528,376
8.250%, 04/01/2019	1,135,000	1,324,553
8.750%, 02/14/2019	750,000	888,097
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	41,396
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	595,453
Time Warner, Inc.
3.400%, 06/15/2022 (L)	1,500,000	1,429,752
7.625%, 04/15/2031	9,000	11,271
Toll Brothers Finance Corp.
4.375%, 04/15/2023	355,000	324,825
Toys R Us Property Company II LLC
8.500%, 12/01/2017	330,000	347,325
Toys R Us, Inc.
10.375%, 08/15/2017	660,000	647,625
Viacom, Inc.
4.375%, 03/15/2043	1,078,000	880,585
5.850%, 09/01/2043	3,000,000	3,034,437
6.125%, 10/05/2017	1,500,000	1,707,443
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	112,162	41,777
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)	825,000	915,750
Yum! Brands, Inc.
6.250%, 03/15/2018	405,000	466,491
6.875%, 11/15/2037	965,000	1,129,977

		72,403,881
Consumer Staples - 1.8%
Ajecorp BV
6.500%, 05/14/2022 (S)	1,110,000	1,079,475
Alliance One International, Inc.
9.875%, 07/15/2021 (S)	2,655,000	2,429,325
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	12,500
B&G Foods, Inc.
4.625%, 06/01/2021	650,000	603,688
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	1,105,000	1,342,765
Cargill, Inc.
6.125%, 09/15/2036 (S)	665,000	757,894
Corporacion Pesquera Inca SAC
9.000%, 02/10/2017 (S)	1,110,000	1,110,000
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021 (S)	1,030,000	1,040,300
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	341,143	426,672
General Mills, Inc.
5.700%, 02/15/2017	245,000	275,394
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)	1,315,000	1,357,738
KazAgro National Management Holding
JSC
4.625%, 05/24/2023 (S)	645,000	564,375

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Kraft Foods Group, Inc.
6.125%, 08/23/2018	$429,000	$500,387
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,141,611
Mondelez International, Inc.
6.125%, 02/01/2018	151,000	173,509
Nabisco, Inc.
7.550%, 06/15/2015	229,000	254,548
Revlon Consumer Products Corp.
5.750%, 02/15/2021 (S)	960,000	914,400
Reynolds American, Inc.
3.250%, 11/01/2022	2,000,000	1,825,518
Rite Aid Corp.
9.250%, 03/15/2020	1,700,000	1,923,125
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	555,827
Safeway, Inc.
4.750%, 12/01/2021 (L)	415,000	419,246
5.000%, 08/15/2019	2,760,000	2,911,011
7.250%, 02/01/2031	680,000	726,148
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	1,590,000	1,381,076
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,660,000	1,763,750
Sun Merger Sub, Inc.
5.875%, 08/01/2021 (S)	280,000	279,300
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	216,190
TESCO PLC
6.150%, 11/15/2037 (S)	570,000	634,326
The Clorox Company
5.950%, 10/15/2017	500,000	569,972
The Kroger Company
6.800%, 12/15/2018	920,000	1,092,007
7.000%, 05/01/2018	580,000	677,122
The Sun Products Corp.
7.750%, 03/15/2021 (S)	880,000	862,400
Tops Holding Corp.
8.875%, 12/15/2017 (S)	488,000	539,240
Tops Holding II Corp., PIK
8.750%, 06/15/2018 (S)	785,000	788,925
Vector Group, Ltd.
7.750%, 02/15/2021	620,000	640,150

		31,789,914
Energy - 5.2%
Afren PLC
10.250%, 04/08/2019 (S)	510,000	578,850
11.500%, 02/01/2016 (S)	600,000	685,500
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,550,000	1,801,846
8.700%, 03/15/2019	500,000	639,548
Apache Corp.
6.900%, 09/15/2018	455,000	554,860
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	3,335,000	3,301,650
BJ Services Company
6.000%, 06/01/2018	880,000	1,020,744
BP Capital Markets PLC
2.750%, 05/10/2023	720,000	650,031
4.750%, 03/10/2019	1,000,000	1,097,510
BreitBurn Energy Partners LP
7.875%, 04/15/2022	675,000	668,250

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Buckeye Partners LP
4.875%, 02/01/2021	$1,104,000	$1,127,802
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,330,597
Chaparral Energy, Inc.
7.625%, 11/15/2022	1,000,000	1,002,500
Chesapeake Energy Corp.
5.750%, 03/15/2023	1,000,000	995,000
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	10,111
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	765,000	678,046
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,153,625
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,195,000	1,511,867
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	2,940,000	2,726,850
DCP Midstream Operating LP
3.875%, 03/15/2023	725,000	661,270
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,017,851
5.625%, 01/15/2014	400,000	407,032
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,060,000	1,361,982
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	527,179
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	693,767
7.500%, 04/15/2038	600,000	716,848
Encana Corp.
6.500%, 08/15/2034	1,000,000	1,092,130
Energy Transfer Partners LP
5.200%, 02/01/2022	1,850,000	1,945,543
6.700%, 07/01/2018	1,700,000	1,978,892
9.700%, 03/15/2019	1,230,000	1,571,256
Enersis SA
7.375%, 01/15/2014	12,000	12,238
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	475,516
6.125%, 10/15/2039	1,000,000	1,114,637
6.300%, 09/15/2017	820,000	944,540
6.875%, 03/01/2033	209,000	251,620
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,780,000	1,886,800
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	725,000	806,563
EP Energy LLC
7.750%, 09/01/2022	635,000	679,450
EV Energy Partners LP
8.000%, 04/15/2019	1,135,000	1,135,000
Exterran Partners LP
6.000%, 04/01/2021 (S)	310,000	300,700
Goodrich Petroleum Corp.
8.875%, 03/15/2019	518,000	533,540

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Halcon Resources Corp.
8.875%, 05/15/2021	$690,000	$691,725
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,534,356
8.125%, 02/15/2019	1,870,000	2,325,973
Kerr-McGee Corp.
6.950%, 07/01/2024	1,750,000	2,059,946
Key Energy Services, Inc.
6.750%, 03/01/2021	895,000	883,813
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	1,000,000	991,637
5.800%, 03/15/2035	208,000	215,063
7.300%, 08/15/2033	212,000	250,741
7.750%, 03/15/2032	480,000	592,431
Linn Energy LLC
6.500%, 05/15/2019	1,000,000	940,000
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	2,185,000	2,146,763
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	897,650
MarkWest Energy Partners LP
6.500%, 08/15/2021	793,000	842,563
Midstates Petroleum Company, Inc.
9.250%, 06/01/2021 (S)	1,425,000	1,353,750
Nabors Industries, Inc.
5.000%, 09/15/2020	1,000,000	1,019,658
Newfield Exploration Company
5.750%, 01/30/2022	1,085,000	1,079,575
Nexen, Inc.
5.875%, 03/10/2035	212,000	217,411
6.400%, 05/15/2037	2,625,000	2,830,876
Noble Holding International, Ltd.
4.900%, 08/01/2020	1,250,000	1,307,393
5.250%, 03/15/2042	500,000	456,795
6.200%, 08/01/2040	500,000	507,323
NuStar Logistics LP
8.150%, 04/15/2018	771,000	861,200
Offshore Group Investment, Ltd.
7.125%, 04/01/2023	780,000	749,350
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,342,361
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	875,000	774,375
Petro-Canada
6.050%, 05/15/2018	396,000	458,504
Petrobras Global Finance BV
4.375%, 05/20/2023	1,795,000	1,567,103
Petroleos de Venezuela SA
5.375%, 04/12/2027	1,450,000	826,500
Petroleos Mexicanos
4.875%, 01/24/2022	710,000	715,325
Precision Drilling Corp.
6.625%, 11/15/2020	720,000	757,800
Rex Energy Corp.
8.875%, 12/01/2020 (S)	560,000	579,600
RKI Exploration & Production LLC
8.500%, 08/01/2021 (S)	890,000	890,000
Rowan Companies, Inc.
4.875%, 06/01/2022	930,000	949,202
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,000,000	1,133,696
6.750%, 02/15/2032	511,000	544,042

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Summit Midstream Holdings LLC
7.500%, 07/01/2021 (S)		$495,000	$502,425
Suncor Energy, Inc.
6.100%, 06/01/2018		760,000	879,401
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023		1,460,000	1,346,154
Talisman Energy, Inc.
6.250%, 02/01/2038		1,150,000	1,188,296
Targa Resources Partners LP
6.375%, 08/01/2022		507,000	524,745
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)		685,000	769,671
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019		400,000	481,403
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067		1,840,000	1,911,716
Transocean, Inc.
6.000%, 03/15/2018		1,000,000	1,112,346
6.375%, 12/15/2021		500,000	550,417
6.800%, 03/15/2038		2,000,000	2,127,094
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)		605,000	639,788
Weatherford International, Ltd.
6.500%, 08/01/2036		1,100,000	1,098,857
Williams Partners LP
5.250%, 03/15/2020		1,940,000	2,071,379
WPX Energy, Inc.
6.000%, 01/15/2022		920,000	917,700

			93,065,433
Financials - 14.8%
Aflac, Inc.
8.500%, 05/15/2019		985,000	1,260,185
Alfa Bank OJSC
7.750%, 04/28/2021 (S)		375,000	395,156
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016		490,000	565,461
American Express Bank FSB
6.000%, 09/13/2017		805,000	923,551
American International Group, Inc.
3.800%, 03/22/2017		1,000,000	1,057,193
5.850%, 01/16/2018		1,100,000	1,239,400
6.250%, 03/15/2037		1,700,000	1,687,250
6.400%, 12/15/2020		1,500,000	1,748,072
8.250%, 08/15/2018		580,000	716,610
Aon PLC
4.250%, 12/12/2042		770,000	656,672
Assurant, Inc.
4.000%, 03/15/2023		1,740,000	1,669,467
5.625%, 02/15/2014		209,000	213,377
AvalonBay Communities, Inc.
5.700%, 03/15/2017		1,500,000	1,671,443
AXA SA
8.600%, 12/15/2030		820,000	971,700
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)		355,000	346,125
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)		1,000,000	995,000
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	2,600,000	980,741

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Banco Santander Chile
5.375%, 12/09/2014 (S)	$5,000	$5,184
Bank of America Corp.
3.300%, 01/11/2023	690,000	636,386
3.625%, 03/17/2016	1,250,000	1,308,924
5.000%, 05/13/2021	4,135,000	4,370,129
5.625%, 07/01/2020	1,000,000	1,098,728
5.650%, 05/01/2018	1,000,000	1,112,575
5.700%, 01/24/2022	1,225,000	1,349,290
5.750%, 12/01/2017	849,000	948,858
7.625%, 06/01/2019	685,000	823,302
Bank of America NA
5.300%, 03/15/2017	485,000	528,564
Bank of Ceylon
6.875%, 05/03/2017 (S)	775,000	763,375
Barclays Bank PLC
10.179%, 06/12/2021 (S)	715,000	916,437
BB&T Corp.
3.200%, 03/15/2016	500,000	522,253
Boardwalk Pipelines LP
3.375%, 02/01/2023	1,150,000	1,042,691
Boston Properties LP
3.700%, 11/15/2018	1,042,000	1,086,117
Brandywine Operating Partnership LP
5.700%, 05/01/2017	1,500,000	1,641,477
BRE Properties, Inc.
5.500%, 03/15/2017	1,430,000	1,566,002
Camden Property Trust
5.000%, 06/15/2015	216,000	230,044
Capital One Financial Corp.
3.150%, 07/15/2016	1,000,000	1,040,730
3.500%, 06/15/2023 (S)	605,000	566,734
4.750%, 07/15/2021	3,045,000	3,197,935
CBRE Services, Inc.
5.000%, 03/15/2023	440,000	408,100
CIT Group, Inc.
5.500%, 02/15/2019 (S)	1,000,000	1,025,000
Citigroup, Inc.
3.500%, 05/15/2023	3,385,000	3,044,841
4.450%, 01/10/2017	1,350,000	1,452,105
4.500%, 01/14/2022	2,000,000	2,076,356
5.375%, 08/09/2020	2,000,000	2,213,522
CNA Financial Corp.
6.500%, 08/15/2016	985,000	1,111,257
7.250%, 11/15/2023	1,420,000	1,694,149
Colonial Realty LP
6.250%, 06/15/2014	211,000	219,493
Corrections Corp. of America
4.625%, 05/01/2023	1,065,000	990,450
Credit Suisse AG
6.500%, 08/08/2023 (S)	1,500,000	1,512,900
DDR Corp.
4.625%, 07/15/2022	275,000	275,314
7.500%, 04/01/2017	2,555,000	2,964,444
7.875%, 09/01/2020	345,000	418,113
Discover Bank
7.000%, 04/15/2020	695,000	814,224
Discover Financial Services
5.200%, 04/27/2022	1,200,000	1,239,701
Doric Nimrod Air Alpha 2013-1
Pass Through Trust
5.250%, 05/30/2023 (S)	800,000	788,000
6.125%, 11/30/2019 (S)	600,000	603,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Dresdner Bank AG
7.250%, 09/15/2015	$281,000	$297,183
DTEK Finance PLC
7.875%, 04/04/2018 (S)	1,450,000	1,366,625
EPR Properties
5.250%, 07/15/2023	2,000,000	1,921,086
7.750%, 07/15/2020	920,000	1,035,300
ERP Operating LP
5.125%, 03/15/2016	1,670,000	1,823,727
5.750%, 06/15/2017	775,000	867,997
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	1,375,000	1,237,500
General Electric Capital Corp.
0.744%, 08/15/2036 (P)	1,570,000	1,257,846
4.375%, 09/16/2020	885,000	932,973
5.300%, 02/11/2021	485,000	522,971
5.550%, 05/04/2020	2,010,000	2,254,396
5.875%, 01/14/2038	305,000	329,333
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month
LIBOR + 2.289%)
11/15/2067	555,000	585,525
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	2,000,000	2,200,000
General Shopping Investments, Ltd.
(12.000% to 03/20/2017, then 5 Year
USGG + 11.052%)
03/20/2017 (Q)(S)	690,000	572,700
Genworth Holdings, Inc.
4.900%, 08/15/2023	1,500,000	1,476,932
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)	2,065,000	1,941,100
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,875,000	2,045,291
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	1,325,000	1,477,775
6.625%, 03/30/2040	500,000	598,847
HBOS PLC
6.000%, 11/01/2033 (S)	1,500,000	1,427,475
HBOS PLC (5.375% to 11/01/2013, then
3 month LIBOR + 1.703%)
11/01/2013 (Q)(S)	22,000	20,460
HCP, Inc.
3.750%, 02/01/2019	1,250,000	1,279,008
Health Care REIT, Inc.
4.950%, 01/15/2021	575,000	602,836
6.000%, 11/15/2013	215,000	217,105
6.125%, 04/15/2020	2,225,000	2,502,896
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,077,632
6.500%, 01/17/2017	1,162,000	1,295,699
Highwoods Realty LP
5.850%, 03/15/2017	1,880,000	2,054,280
Host Hotels & Resorts LP
3.750%, 10/15/2023	515,000	470,182
5.250%, 03/15/2022	1,155,000	1,186,361

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	$1,310,000	$1,273,661
5.750%, 11/16/2020 (S)	1,080,000	1,047,243
ING US, Inc. (5.650% to 05/15/2023, then
3 month LIBOR + 3.580%)
5.650%, 05/15/2053 (P)	825,000	760,570
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	413,394
Invesco Finance PLC
3.125%, 11/30/2022	1,150,000	1,047,152
iPayment, Inc.
10.250%, 05/15/2018	1,320,000	983,400
Jefferies Group, Inc.
5.125%, 04/13/2018	1,100,000	1,168,789
6.875%, 04/15/2021	1,630,000	1,811,932
8.500%, 07/15/2019	1,280,000	1,550,892
JPMorgan Chase & Company
3.150%, 07/05/2016	1,000,000	1,044,303
3.375%, 05/01/2023	2,750,000	2,491,940
4.500%, 01/24/2022	1,300,000	1,346,023
4.625%, 05/10/2021	2,860,000	3,019,971
6.300%, 04/23/2019	1,267,000	1,470,234
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	1,220,000	1,073,600
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,360,000	1,499,400
Kimco Realty Corp.
6.875%, 10/01/2019	545,000	650,157
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	2,075,000	2,179,605
7.800%, 03/15/2037 (S)	1,670,000	1,878,750
Liberty Property LP
5.500%, 12/15/2016	1,500,000	1,651,889
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,156,257
8.750%, 07/01/2019	1,870,000	2,400,255
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	2,382,000	2,358,180
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month
LIBOR + 2.358%)
05/17/2066	435,000	441,525
Loews Corp.
2.625%, 05/15/2023	870,000	785,183
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	655,000	703,116
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	720,000	774,482
Markel Corp.
5.000%, 03/30/2043	1,730,000	1,626,306
5.350%, 06/01/2021	1,500,000	1,619,201
MBIA Insurance Corp.
11.528%, 01/15/2033 (S)	650,000	494,000
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	1,935,000	2,247,572
7.750%, 05/14/2038	740,000	887,332

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
MetLife, Inc.
6.400%, 12/15/2036	$990,000	$994,950
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,580,082
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,420,000	1,376,087
Morgan Stanley
0.716%, 10/18/2016 (P)	830,000	811,303
3.750%, 02/25/2023	3,700,000	3,507,474
4.100%, 05/22/2023	2,995,000	2,739,937
4.875%, 11/01/2022	1,140,000	1,123,113
5.500%, 01/26/2020 to 07/24/2020	2,690,000	2,937,943
5.550%, 04/27/2017	1,620,000	1,781,678
5.625%, 09/23/2019	1,000,000	1,099,063
5.750%, 01/25/2021	1,575,000	1,736,148
5.950%, 12/28/2017	290,000	324,267
6.000%, 04/28/2015	1,000,000	1,072,621
6.625%, 04/01/2018	140,000	160,256
7.300%, 05/13/2019	2,940,000	3,475,365
MPT Operating Partnership LP
6.375%, 02/15/2022	835,000	849,613
6.875%, 05/01/2021	680,000	715,700
NANA Development Corp.
9.500%, 03/15/2019 (S)	795,000	787,050
National Retail Properties, Inc.
3.300%, 04/15/2023	1,740,000	1,568,542
Nationstar Mortgage LLC
7.875%, 10/01/2020	1,812,000	1,911,660
9.625%, 05/01/2019	915,000	1,024,800
10.875%, 04/01/2015	1,300,000	1,361,750
Nippon Life Insurance Company
5.000%, 10/18/2042 (P)(S)	965,000	960,057
Nordea Bank AB
3.125%, 03/20/2017 (S)	1,200,000	1,241,230
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	937,166
Onex USI Acquisition Corp.
7.750%, 01/15/2021 (S)	1,165,000	1,167,913
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	580,000	647,675
PNC Financial Services Group, Inc.
2.854%, 11/09/2022 (P)	2,280,000	2,082,791
PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	1,010,000	888,800
ProLogis International Funding II
4.875%, 02/15/2020 (S)	2,465,000	2,418,320
ProLogis LP
4.500%, 08/15/2017	1,410,000	1,506,653
6.250%, 03/15/2017	2,380,000	2,674,625
Prudential Financial, Inc.
4.750%, 04/01/2014	227,000	232,496
5.200%, 03/15/2044 (P)	355,000	319,500
5.375%, 06/21/2020	700,000	784,181
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	1,370,000	1,335,750
Rabobank Nederland NV
3.950%, 11/09/2022	550,000	522,978

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	$1,987,000	$2,570,681
Realty Income Corp.
3.250%, 10/15/2022	1,020,000	927,069
4.650%, 08/01/2023	465,000	469,368
5.375%, 09/15/2017	1,250,000	1,376,414
5.950%, 09/15/2016	560,000	625,101
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	1,140,000	1,095,227
Santander Holdings USA, Inc.
4.625%, 04/19/2016	310,000	325,627
Sberbank of Russia
6.125%, 02/07/2022 (S)	800,000	818,000
Simon Property Group LP
5.750%, 12/01/2015	530,000	580,761
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	907,567
SLM Corp.
5.500%, 01/25/2023	1,325,000	1,203,850
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	663,000	696,150
Springleaf Finance Corp.
6.000%, 06/01/2020 (S)	1,015,000	941,413
State Street Corp.
3.100%, 05/15/2023	1,540,000	1,423,789
SunTrust Banks, Inc.
3.500%, 01/20/2017	1,000,000	1,047,251
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	350,000	374,849
Synovus Financial Corp.
7.875%, 02/15/2019	530,000	604,200
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,455,000	1,787,532
The Allstate Corp.
5.750%, 08/15/2053 (P)	2,000,000	1,970,000
The Bear Stearns Companies LLC
7.250%, 02/01/2018	925,000	1,098,359
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	900,000	985,500
The Chubb Corp. (6.375% until
04/15/2017, then 3 month
LIBOR + 2.250%)
03/29/2067	1,160,000	1,255,700
The Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month LIBOR + 2.490%)
04/15/2015 (Q)(S)	150,000	155,687
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	4,200,000	3,958,550
5.250%, 07/27/2021	3,455,000	3,684,885
5.375%, 03/15/2020	1,000,000	1,086,168
5.500%, 11/15/2014	447,000	470,609
5.750%, 01/24/2022	3,240,000	3,551,328
5.950%, 01/18/2018	750,000	838,067
6.000%, 05/01/2014	645,000	666,780
6.150%, 04/01/2018	1,000,000	1,129,173
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	370,000	400,474

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	$575,000	$625,551
UBS AG
7.625%, 08/17/2022	1,370,000	1,500,683
Unum Group
7.125%, 09/30/2016	990,000	1,129,326
USB Realty Corp.
1.415%, 01/15/2017 (P)(Q)(S)	1,125,000	956,250
Ventas Realty LP
2.700%, 04/01/2020	710,000	665,956
4.000%, 04/30/2019	1,060,000	1,097,635
4.750%, 06/01/2021	2,015,000	2,097,585
Vornado Realty LP
4.250%, 04/01/2015	1,000,000	1,038,720
5.000%, 01/15/2022	1,250,000	1,303,846
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q)(S)	1,000,000	1,055,000
W.R. Berkley Corp.
6.150%, 08/15/2019	14,000	15,889
Wachovia Bank NA
5.850%, 02/01/2037	930,000	1,034,419
WEA Finance LLC
4.625%, 05/10/2021 (S)	1,000,000	1,039,023
6.750%, 09/02/2019 (S)	810,000	955,129
Weingarten Realty Investors
3.375%, 10/15/2022	1,505,000	1,371,317
Wells Fargo & Company
3.450%, 02/13/2023	1,100,000	1,023,326
3.500%, 03/08/2022	1,700,000	1,685,366
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	2,141,000	2,387,215
Weyerhaeuser Company
7.375%, 03/15/2032	1,690,000	2,031,316
White Mountains Re Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	3,235,000	3,310,363
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,447,073
WR Berkley Corp.
5.375%, 09/15/2020	830,000	902,040
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	2,288,000	2,213,640

		266,011,796
Health Care - 1.4%
AbbVie, Inc.
4.400%, 11/06/2042	2,000,000	1,857,784
Agilent Technologies, Inc.
3.875%, 07/15/2023	930,000	896,368
Alere, Inc.
7.250%, 07/01/2018	1,080,000	1,166,400
Allergan, Inc.
5.750%, 04/01/2016	400,000	446,010
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,054,932
6.150%, 11/15/2036	500,000	573,258
Coventry Health Care, Inc.
6.300%, 08/15/2014	420,000	441,328

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Covidien International Finance SA
6.000%, 10/15/2017	$610,000	$701,460
Endo Health Solutions, Inc.
7.250%, 01/15/2022	1,198,000	1,224,955
HCA, Inc.
4.750%, 05/01/2023	1,000,000	933,750
7.500%, 02/15/2022	1,035,000	1,125,563
Medco Health Solutions, Inc.
7.125%, 03/15/2018	1,070,000	1,282,751
Merck & Company, Inc.
5.300%, 12/01/2013	218,000	220,473
MModal, Inc.
10.750%, 08/15/2020 (S)	1,500,000	1,215,000
Mylan, Inc.
2.600%, 06/24/2018 (S)	1,885,000	1,863,313
7.875%, 07/15/2020 (S)	1,700,000	1,940,060
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	1,535,000	1,642,450
Perrigo Company
2.950%, 05/15/2023	1,530,000	1,459,040
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	170,000	196,207
UnitedHealth Group, Inc.
5.375%, 03/15/2016	15,000	16,541
5.700%, 10/15/2040	1,500,000	1,657,689
5.800%, 03/15/2036	115,000	127,547
VPII Escrow Corp.
7.500%, 07/15/2021 (S)	825,000	882,750
WellPoint, Inc.
3.300%, 01/15/2023	1,500,000	1,407,614
5.000%, 12/15/2014	208,000	218,978
6.375%, 06/15/2037	415,000	480,558

		25,032,779
Industrials - 4.2%
Aeropuertos Dominicanos Siglo XXI SA
9.250%, 11/13/2019 (S)	1,135,000	1,169,050
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)	645,000	661,125
Air Lease Corp.
4.500%, 01/15/2016	235,000	244,400
5.625%, 04/01/2017	570,000	611,325
Aircastle, Ltd.
6.250%, 12/01/2019	695,000	724,538
7.625%, 04/15/2020	430,000	476,225
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	361,383	392,101
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	2,244,064	2,300,166
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)	2,160,000	2,138,400
Bombardier, Inc.
5.750%, 03/15/2022 (S)	1,000,000	975,000
7.750%, 03/15/2020 (S)	610,000	680,913
British Airways PLC
4.625%, 06/20/2024 (S)	2,015,000	2,015,000
5.625%, 06/20/2020 (S)	500,000	507,500
Casella Waste Systems, Inc.
7.750%, 02/15/2019	1,150,000	1,147,125

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	$870,000	$991,777
5.500%, 03/15/2016	405,000	446,359
7.150%, 02/15/2019	450,000	551,067
Coleman Cable, Inc.
9.000%, 02/15/2018	715,000	759,688
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	943,978	984,097
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	306,194	321,902
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	469,302	506,846
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	47,107	48,579
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	1,333,414	1,420,086
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	338,996	357,641
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	640,000	657,600
CSX Corp.
7.375%, 02/01/2019	727,000	886,318
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	1,934,308	2,108,396
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	2,051,887	2,318,632
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	257,835	279,751
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	791,701	849,099
Embraer Overseas, Ltd.
6.375%, 01/15/2020	740,000	808,450
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)	375,000	360,000
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	2,000,000	1,882,456
Garda World Security Corp.
9.750%, 03/15/2017 (S)	240,000	255,600
General Electric Company
2.700%, 10/09/2022	1,400,000	1,303,152
4.125%, 10/09/2042	665,000	603,881
Glencore Funding LLC
2.500%, 01/15/2019 (S)	1,100,000	998,284
4.125%, 05/30/2023 (S)	1,235,000	1,092,929
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	1,070,000	1,155,600
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	650,000	721,500
Iron Mountain, Inc.
5.750%, 08/15/2024	1,050,000	947,625
6.000%, 08/15/2023	1,465,000	1,454,013

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
KOC Holding AS
3.500%, 04/24/2020 (S)		$1,100,000	$904,750
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		1,375,000	1,485,000
Masco Corp.
5.850%, 03/15/2017		705,000	754,350
7.125%, 03/15/2020		840,000	945,000
Navios South American Logistics, Inc.
9.250%, 04/15/2019		1,765,000	1,906,200
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019		892,421	972,738
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		1,420,000	1,235,400
7.500%, 09/14/2015 (Q)(S)		620,000	585,900
8.250%, 04/25/2018 (S)	BRL	1,300,000	446,782
Owens Corning
4.200%, 12/15/2022		$1,225,000	1,183,014
Parker Hannifin Corp.
5.500%, 05/15/2018		1,000,000	1,126,511
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)		1,365,000	1,407,260
Ply Gem Industries, Inc.
9.375%, 04/15/2017		147,000	154,718
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		580,000	582,900
Steelcase, Inc.
6.375%, 02/15/2021		1,250,000	1,370,340
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)		675,000	631,125
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)		4,145,000	3,657,963
Textron, Inc.
5.600%, 12/01/2017		1,126,000	1,231,914
7.250%, 10/01/2019		710,000	829,631
The ADT Corp.
4.125%, 06/15/2023		1,000,000	864,855
The Dun & Bradstreet Corp.
4.375%, 12/01/2022		1,700,000	1,646,678
The Kenan Advantage Group, Inc.
8.375%, 12/15/2018 (S)		1,155,000	1,206,975
Tutor Perini Corp.
7.625%, 11/01/2018		1,350,000	1,410,750
Tyco Electronics Group SA
4.875%, 01/15/2021		500,000	521,529
6.550%, 10/01/2017		730,000	834,416
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016		241,047	270,286
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017		767,589	873,133
Union Pacific Corp.
4.163%, 07/15/2022		686,000	715,493
United Rentals North America, Inc.
6.125%, 06/15/2023		1,000,000	985,000
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		822,985	866,192
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024		529,045	552,852

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	$1,435,000	$1,384,775
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	1,170,000	1,249,560
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,285,000	1,362,100

		75,270,286
Information Technology - 0.5%
Ancestry.com, Inc.
11.000%, 12/15/2020	960,000	1,084,800
Aspect Software, Inc.
10.625%, 05/15/2017	1,480,000	1,483,700
Baidu, Inc.
3.250%, 08/06/2018	1,145,000	1,129,212
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,510,000	1,577,950
First Data Corp.
11.750%, 08/15/2021 (S)	800,000	748,000
Healthcare Technology Intermediate, Inc.,
PIK
7.375%, 09/01/2018 (S)	590,000	598,850
Science Applications International Corp.
5.500%, 07/01/2033	825,000	778,555
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,124,935

		8,526,002
Materials - 3.0%
Alcoa, Inc.
5.720%, 02/23/2019	150,000	153,828
5.870%, 02/23/2022	650,000	641,119
Allegheny Technologies, Inc.
5.950%, 01/15/2021	390,000	400,988
9.375%, 06/01/2019	2,275,000	2,690,290
American Gilsonite Company
11.500%, 09/01/2017 (S)	1,350,000	1,414,125
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020 (L)	1,300,000	1,292,200
ArcelorMittal
10.350%, 06/01/2019	825,000	977,625
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	1,046,901	1,120,184
Ashland, Inc.
5.000%, 08/15/2022 (S)	1,000,000	935,000
Axiall Corp.
4.875%, 05/15/2023 (S)	1,000,000	927,500
Ball Corp.
4.000%, 11/15/2023	1,000,000	892,500
Barrick Gold Corp.
4.100%, 05/01/2023 (S)	1,095,000	960,373
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,760,000	1,821,600
Cemex SAB de CV
6.500%, 12/10/2019 (S)	1,100,000	1,067,000
CF Industries, Inc.
4.950%, 06/01/2043	730,000	667,677
7.125%, 05/01/2020	1,750,000	2,052,335
Commercial Metals Company
7.350%, 08/15/2018	820,000	891,750
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	1,029,000	1,111,320

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Corporacion Nacional del Cobre de Chile
5.500%, 10/15/2013 (S)	$209,000	$209,966
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,043,991
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	990,000	990,000
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	1,000,000	1,017,500
Freeport-McMoRan Copper & Gold, Inc.
3.875%, 03/15/2023 (S)	1,100,000	979,460
Georgia-Pacific LLC
7.250%, 06/01/2028	490,000	590,862
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	740,000	644,540
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	950,476
Inmet Mining Corp.
7.500%, 06/01/2021 (S)	1,500,000	1,507,500
International Paper Company
9.375%, 05/15/2019	875,000	1,151,088
JMC Steel Group
8.250%, 03/15/2018 (S)	440,000	429,000
LyondellBasell Industries NV
5.000%, 04/15/2019	3,320,000	3,625,038
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (Q)(S)	1,120,000	1,064,000
Methanex Corp.
5.250%, 03/01/2022	1,080,000	1,117,479
Metinvest BV
8.750%, 02/14/2018 (S)	1,170,000	1,105,650
Neenah Paper, Inc.
5.250%, 05/15/2021 (S)	455,000	432,250
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)	555,000	555,000
OJSC Novolipetsk Steel
4.450%, 02/19/2018 (S)	470,000	453,644
Pretium Packaging LLC
11.500%, 04/01/2016	410,000	438,700
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	1,105,000	1,116,050
8.250%, 01/15/2021 (S)	630,000	630,000
Rio Tinto Alcan, Inc.
5.000%, 06/01/2015	6,000	6,382
Rock-Tenn Company
4.000%, 03/01/2023	1,555,000	1,487,549
Severstal Columbus LLC
10.250%, 02/15/2018	245,000	259,700
SunCoke Energy, Inc.
7.625%, 08/01/2019	678,000	720,375
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	732,000	819,840
The Dow Chemical Company
3.000%, 11/15/2022	460,000	422,598
4.125%, 11/15/2021	1,700,000	1,724,920
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	1,010,000	861,025
Valspar Corp.
4.200%, 01/15/2022	1,000,000	997,973
Vedanta Resources PLC
7.125%, 05/31/2023 (S)	850,000	726,750
Vulcan Materials Company
7.500%, 06/15/2021	310,000	344,965

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Walter Energy, Inc.
9.875%, 12/15/2020 (S)		$935,000	$780,725
Westvaco Corp.
7.950%, 02/15/2031		1,655,000	1,909,167
Xstrata Finance Canada, Ltd.
3.600%, 01/15/2017 (S)		1,500,000	1,522,880
4.950%, 11/15/2021 (S)		1,100,000	1,066,888

			53,721,345
Telecommunication Services - 2.6%
American Tower Corp.
3.400%, 02/15/2019		740,000	738,988
4.700%, 03/15/2022		1,100,000	1,086,425
5.900%, 11/01/2021		1,500,000	1,606,149
AT&T, Inc.
4.350%, 06/15/2045		762,000	647,339
5.100%, 09/15/2014		16,000	16,746
5.350%, 09/01/2040		257,000	254,530
5.550%, 08/15/2041		800,000	815,072
5.600%, 05/15/2018		500,000	572,586
5.625%, 06/15/2016		12,000	13,367
6.300%, 01/15/2038		500,000	554,865
BellSouth Corp.
6.000%, 11/15/2034		820,000	840,976
6.550%, 06/15/2034		420,000	457,272
CenturyLink, Inc.
5.625%, 04/01/2020		415,000	406,700
5.800%, 03/15/2022		1,150,000	1,083,875
6.450%, 06/15/2021		890,000	885,550
7.600%, 09/15/2039		1,850,000	1,665,000
Clearwire Communications LLC
12.000%, 12/01/2015 (S)		970,000	1,023,350
Crown Castle International Corp.
5.250%, 01/15/2023		1,000,000	945,000
Crown Castle Towers LLC
4.174%, 08/15/2017 (S)		2,000,000	2,090,470
4.883%, 08/15/2020 (S)		1,705,000	1,793,135
6.113%, 01/15/2020 (S)		1,330,000	1,497,297
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018		870,000	1,036,595
8.750%, 06/15/2030		227,000	316,824
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		1,155,000	1,224,300
Embarq Corp.
7.995%, 06/01/2036		2,082,000	2,129,418
GTP Acquisition Partners I LLC
4.704%, 05/15/2018 (S)		2,975,000	2,872,270
7.628%, 06/15/2016 (S)		2,020,000	2,110,007
MetroPCS Wireless, Inc.
6.250%, 04/01/2021 (S)		560,000	558,600
Millicom International Cellular SA
4.750%, 05/22/2020 (S)		695,000	657,644
Oi SA
9.750%, 09/15/2016 (S)	BRL	1,650,000	601,647
PAETEC Holding Corp.
9.875%, 12/01/2018		$907,000	1,009,038
SBA Tower Trust
2.933%, 12/15/2017 (S)		1,220,000	1,216,056
3.598%, 04/15/2018 (S)		2,465,000	2,425,114
5.101%, 04/17/2017 (S)		1,065,000	1,141,935
Softbank Corp.
4.500%, 04/15/2020 (S)		1,300,000	1,229,072

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Sprint Capital Corp.
6.875%, 11/15/2028	$900,000	$812,250
8.750%, 03/15/2032	685,000	702,125
Telecom Italia Capital SA
6.999%, 06/04/2018	1,075,000	1,161,991
7.200%, 07/18/2036	960,000	929,816
Telefonica Emisiones SAU
6.421%, 06/20/2016	2,175,000	2,380,337
Verizon Communications, Inc.
6.100%, 04/15/2018	910,000	1,049,346
6.900%, 04/15/2038	450,000	533,138
Verizon New York, Inc.
7.000%, 12/01/2033	735,000	739,137

		45,831,352
Utilities - 2.5%
AES Corp.
4.875%, 05/15/2023	1,560,000	1,431,300
American Water Capital Corp.
6.085%, 10/15/2017	600,000	689,661
Appalachian Power Company
7.000%, 04/01/2038	425,000	514,380
Arizona Public Service Company
5.500%, 09/01/2035	222,000	238,617
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	397,000	399,485
BVPS II Funding Corp.
8.890%, 06/01/2017	158,000	166,637
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	12,948
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	202,000	218,016
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,181,594
CMS Energy Corp.
5.050%, 03/15/2022	1,830,000	1,963,777
Commonwealth Edison Company
5.800%, 03/15/2018	1,270,000	1,469,704
DPL, Inc.
7.250%, 10/15/2021	1,400,000	1,428,000
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	655,000	614,063
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,065,891
Exelon Generation Company LLC
4.250%, 06/15/2022	1,295,000	1,267,212
5.600%, 06/15/2042	898,000	868,276
FirstEnergy Corp.
4.250%, 03/15/2023	1,500,000	1,359,413
7.375%, 11/15/2031	1,876,000	1,891,989
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	1,980,000	2,029,500
IPALCO Enterprises, Inc.
5.000%, 05/01/2018	1,395,000	1,433,363
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	1,370,000	1,394,282
6.875%, 06/21/2023 (S)	655,000	665,899
7.250%, 01/15/2019 (S)	1,195,000	1,273,960

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
LBC Tank Terminals Holding
Netherlands BV
6.875%, 05/15/2023 (S)	$300,000	$301,500
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	14,962
NextEra Energy Capital Holdings, Inc.
(6.350% to 10/01/2016, then 3 month
LIBOR + 2.068%)
10/01/2066	650,000	663,000
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	575,000	605,188
NiSource Finance Corp.
4.800%, 02/15/2044	1,740,000	1,568,485
NRG Energy, Inc.
7.625%, 01/15/2018	1,190,000	1,317,925
8.250%, 09/01/2020	1,085,000	1,190,788
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,650,000	1,695,293
Pacific Gas & Electric Company
8.250%, 10/15/2018	455,000	578,586
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,144,176
PNPP II Funding Corp.
9.120%, 05/30/2016	371,000	383,463
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,590,000	1,486,871
3.500%, 12/01/2022	1,530,000	1,456,699
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	1,285,000	1,329,975
PSEG Power LLC
8.625%, 04/15/2031	214,000	293,038
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,191,143
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,230,699
Sierra Pacific Power Company
6.000%, 05/15/2016	840,000	948,117
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	845,000	883,025
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	16,000	16,165
TransAlta Corp.
6.650%, 05/15/2018	580,000	652,340
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	736,707
W3A Funding Corp.
8.090%, 01/02/2017	1,021,174	1,016,507
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	1,075,000	1,115,313

		45,397,932

TOTAL CORPORATE BONDS (Cost $703,445,414)		$717,050,720

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES - 0.8%
Financials - 0.8%
Allfirst Preferred Capital Trust
1.768%, 07/15/2029 (P)	$310,000	$257,300
Fifth Third Capital Trust IV (6.500% to
04/15/2037, then 3 month
LIBOR + 1.368%)
04/15/2037	2,245,000	2,228,163
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,650,000	1,672,688
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month
LIBOR + 3.960%)
12/15/2037 (S)	375,000	425,625
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	855,000	1,107,225
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	525,000	546,000
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,125,000	1,184,063
State Street Capital Trust IV
1.254%, 06/15/2037 (P)	2,210,000	1,790,100
SunTrust Preferred Capital I
4.000%, 10/15/2013 (P)(Q)	102,000	81,600
USB Capital IX
3.500%, 10/15/2013 (P)(Q)	1,525,000	1,265,750
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	1,245,000	1,325,925
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2037 (S)	2,257,000	2,386,778

		14,271,217

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $13,641,569)		$14,271,217

CONVERTIBLE BONDS - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	293,000	588,381

TOTAL CONVERTIBLE BONDS (Cost $316,074)		$588,381

TERM LOANS (M) - 0.3%
Consumer Discretionary - 0.0%
CCM Merger, Inc.
5.000%, 03/01/2017	374,286	376,469
Consumer Staples - 0.0%
The Sun Products Corp.,
TBD 03/23/2020 (T)	375,000	361,875
Financials - 0.1%
iStar Financial, Inc.
4.500%, 10/16/2017	319,452	320,250
Ocwen Loan Servicing LLC
5.000%, 02/15/2018	219,450	221,645

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials (continued)
Walter Investment Management Corp.
5.750%, 11/28/2017	$529,375	$532,353

		1,074,248
Industrials - 0.1%
Delta Air Lines, Inc.
4.000%, 10/18/2018	796,000	797,652
WP CPP Holdings LLC
4.750%, 12/27/2019	497,500	498,122

		1,295,774
Materials - 0.1%
Fortescue Metals Group Finance PTY, Ltd.
5.250%, 10/18/2017	764,225	766,242
Utilities - 0.0%
La Frontera Generation LLC
4.500%, 09/30/2020	555,000	556,734

TOTAL TERM LOANS (Cost $4,386,101)		$4,431,342

MUNICIPAL BONDS - 0.1%
Buckeye Ohio Tobacco Settlement
Financing Authority, Series A-2
5.125%, 06/01/2024	1,000,000	767,980
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	700,477
State of Illinois, GO 5.100%, 06/01/2033	1,055,000	924,338

TOTAL MUNICIPAL BONDS (Cost $2,351,176)		$2,392,795

COLLATERALIZED MORTGAGE
OBLIGATIONS - 18.9%
Commercial & Residential - 14.2%
American Home Mortgage Assets LLC,
Series 2006-6, Class XP IO
2.054%, 12/25/2046	12,999,663	895,040
American Home Mortgage
Investment Trust, Series 2004-4,
Class 5A 2.397%, 02/25/2045 (P)	237,773	233,739
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	750,000	853,837
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	3,595,000	4,000,444
Banc of America
Commercial Mortgage Trust, Inc.
Series 2005-5, Class XC IO,
0.222%, 10/10/2045 (S)	61,393,122	152,807
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	53,117
Series 2007-3, Class AMF,
5.317%, 06/10/2049	1,100,000	1,195,876
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,650,000	1,734,534
Series 2007-1, Class A3,
5.449%, 01/15/2049	800,890	806,706
Series 2007-2, Class A2,
5.634%, 04/10/2049 (P)	463,958	468,031
Series 2006-4, Class AM,
5.675%, 07/10/2046	2,500,000	2,725,858
Series 2007-5, Class AM,
5.772%, 02/10/2051 (P)	747,000	791,479
Series 2007-3, Class AM,
5.797%, 06/10/2049 (P)	1,000,000	1,089,638

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Commercial
Mortgage Trust, Inc. (continued)
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	$1,790,000	$1,960,412
Series 2006-2, Class AM,
5.954%, 05/10/2045 (P)	1,440,000	1,578,931
Series 2007-4, Class AM,
6.001%, 02/10/2051 (P)	1,000,000	1,081,079
Bayview Commercial Asset Trust,
Series 2008-1, Class A4
1.684%, 01/25/2038 (P)(S)	2,240,000	1,171,746
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.320%, 08/25/2035 (P)	1,855,269	1,841,104
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)	1,691,693	1,689,472
Bear Stearns Alt-A Trust
Series 2005-7, Class 11A1,
0.724%, 08/25/2035 (P)	3,956,749	3,477,504
Series 2005-1, Class A1,
0.744%, 01/25/2035 (P)	1,607,022	1,545,551
Series 2005-5, Class 1A4,
0.744%, 07/25/2035 (P)	1,581,570	1,424,727
Series 2004-12, Class 1A1,
0.884%, 01/25/2035 (P)	2,688,147	2,604,154
Bear Stearns Asset
Backed Securities Trust
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	1,268,761	1,287,564
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	1,285,941	1,336,733
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2006-T24, Class X2 IO,
0.634%, 10/12/2041 (S)	17,535,390	7,505
Series 2004-PWR6, Class X1 IO,
0.817%, 11/11/2041 (S)	42,013,737	402,534
Series 2005-PWR8, Class X1 IO,
0.933%, 06/11/2041 (S)	53,455,138	593,566
Series 2004-T16, Class X1 IO,
0.942%, 02/13/2046 (S)	402,961	2,851
Series 2004-PWR5, Class X1 IO,
1.031%, 07/11/2042 (S)	303,674	2,683
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.394%, 12/25/2036 (P)	1,219,038	792,370
BWAY Mortgage Trust, Series 2013-1515,
Class XB IO 0.534%, 03/10/2033 (S)	46,410,000	1,847,675
CD Commercial Mortgage Trust,
Series 2007-CD4, Class AMFX
5.366%, 12/11/2049 (P)	1,450,000	1,450,468
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class XA IO
1.638%, 04/15/2044 (S)	13,172,735	635,426
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.939%, 03/15/2049 (P)	2,175,000	2,363,636
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class C 5.393%, 07/15/2044 (P)	545,000	553,936

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass
Through Certificates
Series 2012-CR5, Class XA IO,
2.082%, 12/10/2045	$14,628,225	$1,610,304
Series 2012-CR2, Class XA IO,
2.114%, 08/15/2045	18,121,920	2,078,077
Series 2012-LC4, Class XA IO,
2.684%, 12/10/2044 (S)	6,145,761	847,925
Series 2013-300P, Class D,
4.539%, 08/10/2030 (P)(S)	2,020,000	1,849,106
Series 2013-300P, Class E,
4.539%, 08/10/2030 (P)(S)	800,000	715,354
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	1,090,000	1,118,229
Series 2012-LC4, Class C,
5.824%, 12/10/2044 (P)	2,055,000	2,116,426
Series 2007-C9, Class A4,
5.994%, 12/10/2049 (P)	2,875,000	3,253,111
Series 2010-C1, Class D,
6.078%, 07/10/2046 (P)(S)	1,675,000	1,703,946
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2004-HYB2,
Class 4A 2.541%, 07/20/2034 (P)	661,840	655,371
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.522%, 02/15/2038 (S)	59,049,444	268,439
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A3
5.567%, 02/15/2039 (P)	1,481,498	1,502,303
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	2,830,785	2,981,569
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	2,000,000	2,185,174
Deutsche Mortgage Securities, Inc.,
Series 2004-4, Class 2AR1
0.724%, 06/25/2034 (P)	1,913,927	1,718,377
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.634%, 07/19/2044 (P)	2,159,806	1,877,496
Extended Stay America Trust
Series 2013-ESH5, Class C5,
2.675%, 12/05/2031 (S)	1,150,000	1,117,069
Series 2013-ESFL, Class DFL,
3.322%, 12/05/2031 (P)(S)	1,660,000	1,673,129
Series 2013-ESHM, Class M,
7.625%, 12/05/2019 (S)	1,200,000	1,213,355
First Horizon Alternative Mortgage
Securities, Series 2004-AA2, Class 2A1
2.230%, 08/25/2034 (P)	978,888	933,560
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C,
4.270%, 05/05/2027 (S)	1,940,000	1,982,420
Series 2012-FBLU, Class D,
5.007%, 05/05/2027 (S)	1,395,000	1,417,667
FREMF Mortgage Trust
Series 2011-K11, Class B,
4.570%, 12/25/2048 (P)(S)	875,000	848,937
Series 2011-K10, Class B,
4.756%, 11/25/2049 (P)(S)	1,055,000	1,034,489

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.662%, 06/10/2048 (S)	$951,257	$5,884
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	1,225,648
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	2,500,000	2,647,573
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR2, Class 3A
3.330%, 08/19/2034 (P)	1,495,980	1,434,212
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 6.056%, 07/10/2038 (P)	2,250,000	2,450,165
GS Mortgage Securities Corp. II
Series 2010-C2, Class XA IO,
0.846%, 12/10/2043 (S)	60,580,819	1,082,155
Series 2005-GG4, Class XC IO,
0.923%, 07/10/2039 (S)	1,419,704	14,038
Series 2013-KYO, Class D,
2.785%, 11/08/2029 (P)(S)	1,815,000	1,798,790
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	1,140,200	1,030,674
Series 2006-GG6, Class AM,
5.622%, 04/10/2038 (P)	3,000,000	3,206,361
Series 2007-GG10, Class A4,
5.995%, 08/10/2045 (P)	2,000,000	2,200,254
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.655%, 09/25/2035 (P)	2,260,655	2,189,496
Series 2004-9, Class B1,
3.099%, 08/25/2034 (P)	270,442	153,285
Series 2006-AR1, Class 3A1,
3.169%, 01/25/2036 (P)	516,747	440,724
HarborView Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	5,391,718	45,830
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	6,416,970	57,753
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	7,054,375	70,544
Series 2005-9, Class 2A1C,
0.634%, 06/20/2035 (P)	2,406,454	2,059,887
Series 2005-11, Class X IO,
2.072%, 08/19/2045	4,999,380	212,643
Series 2005-8, Class 1X IO,
2.204%, 09/19/2035	5,524,706	432,689
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.644%, 10/25/2036	21,153,980	758,030
Series 2005-AR18, Class 1X IO,
2.006%, 10/25/2036	16,045,469	1,217,851
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.211%, 05/15/2048 (S)	30,928,588	1,618,740
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C3A, Class XA IO,
1.468%, 02/15/2046 (S)	26,472,954	1,329,154
Series 2012-HSBC Class XA IO,
1.582%, 07/05/2032 (S)	28,405,000	3,000,931
Series 2011-C4, Class XA IO,
1.738%, 07/15/2046 (S)	34,945,318	2,069,951

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2013-JWRZ, Class D,
3.174%, 04/15/2030 (P)(S)	$1,455,000	$1,459,433
Series 2012-PHH, Class D,
3.452%, 10/15/2025 (P)(S)	815,000	821,912
Series 2013-JWRZ, Class E,
3.924%, 04/15/2030 (P)(S)	1,000,000	1,001,319
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	672,880	672,695
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,920,607
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,250,000	1,368,921
Series 2005-LDP5, Class A4,
5.368%, 12/15/2044 (P)	2,025,000	2,169,178
Series 2006-LDP9, Class AM,
5.372%, 05/15/2047	6,600,000	6,966,749
Series 2005-LDP5, Class A3,
5.397%, 12/15/2044 (P)	5,100,000	5,197,578
Series 2005-LDP5, Class AM,
5.410%, 12/15/2044 (P)	4,830,000	5,216,236
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	4,000,000	4,395,292
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,670,000	2,906,228
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	2,900,000	3,177,922
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	62,237	62,641
Series 2007-LDPX Class AM,
5.464%, 01/15/2049 (P)	4,555,000	4,614,429
Series 2006-LDP7, Class AM,
6.056%, 04/15/2045 (P)	1,895,000	2,068,582
Series 2007-LD12, Class AM,
6.196%, 02/15/2051 (P)	4,690,330	5,081,799
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.959%, 02/15/2040 (S)	444,222	4,429
Series 2004-C1, Class XCL IO,
1.113%, 01/15/2036 (S)	13,515,399	70,456
Series 2005-C2, Class A5,
5.150%, 04/15/2030 (P)	1,500,000	1,576,047
Series 2005-C2 AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,034,140
Series 2006-C6, Class AM,
5.413%, 09/15/2039	2,755,000	2,991,489
Series 2006-C4, Class AJ,
6.081%, 06/15/2038 (P)	950,000	969,350
MASTR Adjustable Rate Mortgages Trust
Series 2004-8, Class 5A1,
2.578%, 08/25/2034 (P)	364,949	361,251
Series 2004-13, Class 2A1,
2.672%, 04/21/2034 (P)	390,130	394,805
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	1,107,838	1,179,705
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
2.209%, 12/25/2034 (P)	1,731,432	1,706,653
Series 2007-3, Class M1,
3.207%, 09/25/2037 (P)	474,329	245,531

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage
Investors Trust (continued)
Series 2007-3, Class M2 IO,
3.207%, 09/25/2037	$100,313	$10,433
Series 2007-3, Class M3 IO,
3.207%, 09/25/2037	19,251	263
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.179%, 07/12/2038 (S)	157,275,155	681,788
Series 2008-C1, Class X IO,
0.544%, 02/12/2051 (S)	57,893,733	869,159
Series 2006-C2, Class X IO,
0.552%, 08/12/2043 (S)	16,620,978	153,761
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	31,988	32,845
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	2,740,000	2,854,280
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	2,050,000	2,041,415
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C7, Class XA,
1.896%, 02/15/2046	8,675,104	893,796
Series 2012-C5, Class XA IO,
2.052%, 08/15/2045 (S)	19,242,937	1,906,917
Series 2012-C6, Class XA IO,
2.335%, 11/15/2045 (S)	14,843,773	1,689,474
Series 2013-C7, Class B,
3.769%, 02/15/2046	1,000,000	928,627
Series 2013-C7, Class C,
4.328%, 02/15/2046 (P)	1,149,000	1,037,662
Morgan Stanley Capital I Trust
Series 2005-T17, Class X1 IO,
0.793%, 12/13/2041 (S)	1,106,670	7,151
Series 2005-IQ9, Class X1 IO,
1.208%, 07/15/2056 (S)	471,164	9,074
Series 2011-C3, Class XA IO,
1.442%, 07/15/2049 (S)	20,872,860	1,050,990
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,340,172
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	201,464	201,191
Series 2006-HQ10, Class AM,
5.360%, 11/12/2041	1,750,000	1,885,678
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	2,590,000	2,849,339
Series 2007-IQ14, Class AM,
5.875%, 04/15/2049 (P)	2,595,000	2,607,269
Series 2006-T23, Class A4,
5.987%, 08/12/2041 (P)	630,000	695,656
MortgageIT Trust, Series 2005-2,
Class 1A2 0.514%, 05/25/2035 (P)	1,571,836	1,463,282
Motel 6 Trust, Series 2012-MTL6,
Class D 3.781%, 10/05/2025 (S)	4,755,000	4,566,992
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2004-AP3, Class A6
4.793%, 10/25/2034 (P)	888,807	920,480

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.492%, 12/25/2045	$12,938,060	$606,038
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	4,398	4,513
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.384%, 05/20/2035 (P)	4,107	3,645
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class M1
2.660%, 12/25/2059 (P)(S)	810,000	796,500
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
2.526%, 03/25/2033 (P)	769,434	553,058
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.789%, 03/25/2044 (P)	1,741,075	1,710,658
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	900,000	1,000,364
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	1,215,000	1,222,839
Series 2012-C1, Class C,
5.720%, 05/10/2045 (P)(S)	815,000	833,337
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.963%, 05/10/2063 (S)	25,503,093	2,394,562
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.444%, 03/15/2042 (S)	57,279,774	210,389
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	39,308
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,749,740
Series 2005-C21, Class AJ,
5.414%, 10/15/2044 (P)	2,170,000	2,282,148
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	2,900,000	3,083,953
WaMu Commercial Mortgage
Securities Trust, Series 2007-SL3,
Class A 6.100%, 03/23/2045 (P)(S)	94,619	94,808
WaMu Mortgage Pass
Through Certificates
Series 2005-AR19, Class A1A2,
0.474%, 12/25/2045 (P)	2,354,724	2,064,194
Series 2005-AR2, Class 2A3,
0.534%, 01/25/2045 (P)	1,303,999	1,138,418
Series 2005-AR8, Class 2AB3,
0.544%, 07/25/2045 (P)	1,023,646	893,332
Series 2005-AR2, Class 2A1B,
0.554%, 01/25/2045 (P)	3,291,891	2,819,778
Series 2004-AR8, Class A2,
0.588%, 06/25/2044 (P)	1,304,966	1,122,040
Series 2005-AR8, Class 2AB2,
0.604%, 07/25/2045 (P)	4,038,494	3,543,916
Series 2005-AR8, Class X IO,
1.000%, 07/25/2045	18,914,219	860,226
Series 2005-AR13, Class X IO,
1.463%, 10/25/2045	68,405,822	2,824,415
Series 2005-AR6, Class X IO,
1.607%, 04/25/2045	16,489,769	1,054,033

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass Through
Certificates (continued)
Series 2004-CB2, Class 1A,
5.000%, 07/25/2034	$1,509,234	$1,568,718
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	9,136	9,182
Wells Fargo Commercial Mortgage Trust
Series 2013-1, Class 20B,
2.800%, 03/18/2028 (P)(S)	1,500,000	1,348,656
Series 2013-BTC, Class E,
3.668%, 04/16/2035 (P)(S)	1,345,000	1,024,121
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR3, Class 1A2,
2.638%, 03/25/2035 (P)	1,250,443	1,189,866
Series 2005-AR5, Class 1A1,
2.671%, 04/25/2035 (P)	1,481,382	1,440,016
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.855%, 03/15/2044 (S)	25,075,304	1,781,876
Series 2012-C10, Class XA IO,
1.987%, 12/15/2045 (S)	9,029,148	1,014,551
Series 2012-C9, Class XA IO,
2.427%, 11/15/2045 (S)	27,306,295	3,513,747
Series 2013-C15, Class B,
4.636%, 08/15/2046 (P)	1,505,000	1,487,363
Series 2013-C15, Class C,
4.636%, 08/15/2046 (P)	1,000,000	914,025

		253,639,232
U.S. Government Agency - 4.7%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.513%, 11/25/2020	56,930,280	1,126,764
Series K010, Class X1 IO,
0.558%, 10/25/2020	39,808,692	695,378
Series K026, Class X1 IO,
1.177%, 11/25/2022	13,776,858	1,011,442
Series KAIV, Class X1 IO,
1.385%, 06/25/2021	26,511,977	2,035,722
Series K022, Class X1 IO,
1.432%, 07/25/2022	18,873,197	1,644,554
Series K014, Class X1 IO,
1.436%, 04/25/2021	5,575,140	422,183
Series K017, Class X1 IO,
1.598%, 12/25/2021	24,351,047	2,190,279
Series K018, Class X1 IO,
1.605%, 01/25/2022	10,982,019	996,003
Series K708, Class X1 IO,
1.643%, 01/25/2019	17,459,716	1,205,279
Series K021, Class X1 IO,
1.646%, 06/25/2022	17,021,340	1,716,245
Series K709, Class X1 IO,
1.676%, 03/25/2019	9,689,972	691,099
Series K707, Class X1 IO,
1.694%, 12/25/2018	11,657,334	805,895
Series K705, Class X1 IO,
1.900%, 09/25/2018	15,884,946	1,194,596
Series K710, Class X1 IO,
1.914%, 05/25/2019	21,287,473	1,787,339

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K021, Class A2,
2.396%, 06/25/2022	$1,000,000	$927,935
Series 4042, Class PI IO,
3.000%, 05/15/2027	16,645,652	2,113,289
Series 4069, Class PI IO,
3.000%, 06/15/2027	20,636,002	2,484,449
Series 3632, Class AP,
3.000%, 02/15/2040	4,137,092	4,282,160
Series 4060, Class HC,
3.000%, 03/15/2041	3,375,195	3,472,798
Series 4065, Class QA,
3.000%, 08/15/2041	2,369,416	2,408,802
Series 290, Class IO,
3.500%, 11/15/2032	5,497,003	1,144,498
Series 4068, Class AP,
3.500%, 06/15/2040	3,631,364	3,749,645
Series 3630, Class BI IO,
4.000%, 05/15/2027	110,443	1,440
Series 3908, Class PA,
4.000%, 06/15/2039	1,472,832	1,542,216
Series 3943, Class DI IO,
4.000%, 11/15/2039	5,081,556	807,901
Series 3623, Class LI IO,
4.500%, 01/15/2025	356,954	28,153
Series 3830, Class NI IO,
4.500%, 01/15/2036	6,967,551	901,394
Series 3794, Class PI IO,
4.500%, 02/15/2038	1,556,272	198,363
Series 4030, Class BI IO,
5.000%, 01/15/2042	3,979,124	693,930
Series 4077, Class IK IO,
5.000%, 07/15/2042	2,983,089	628,784
Series 3581, Class IO, IO,
6.000%, 10/15/2039	382,281	65,417
Series T-41, Class 3A,
6.706%, 07/25/2032 (P)	2,275	2,625
Federal National Mortgage Association
Series 2012-M5, Class X IO,
0.747%, 02/25/2022	15,577,316	634,931
Series 2012-38, Class PA,
2.000%, 09/25/2041	3,047,397	2,891,023
Series 2012-30, Class PB,
2.250%, 10/25/2040	3,557,648	3,565,322
Series 2012-MB, Class X1 IO,
2.377%, 12/25/2019	13,517,856	1,213,768
Series 2012-53, Class IO IO,
3.500%, 05/25/2027	10,649,584	1,321,872
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	5,516,908	1,030,071
Series 2011-118, Class CD,
3.500%, 10/25/2039	6,250,667	6,505,438
Series 2012-67, Class KG,
3.500%, 02/25/2041	1,110,642	1,136,880
Series 2012-19, Class JA,
3.500%, 03/25/2041	4,513,189	4,626,773
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	4,537,636	985,577
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	291,579	7,121
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	327,199	9,064

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 402, Class 4 IO,
4.000%, 10/25/2039	$1,068,510	$186,635
Series 402, Class 3 IO,
4.000%, 11/25/2039	686,807	121,282
Series 2011-86, Class NA,
4.000%, 01/25/2041	4,104,238	4,370,160
Series 2011-41, Class KA,
4.000%, 01/25/2041	2,485,405	2,629,387
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	520,611	66,144
Series 398, Class C3 IO,
4.500%, 05/25/2039	428,089	64,509
Series 401, Class C2 IO,
4.500%, 06/25/2039	390,040	55,450
Series 402, Class 7 IO,
4.500%, 11/25/2039	1,097,486	187,074
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	608,676	56,135
Series 407, Class 21 IO,
5.000%, 01/25/2039	1,185,723	183,843
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	966,747	140,931
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	1,184,018	162,877
Series 407, Class 15 IO,
5.000%, 01/25/2040	2,075,248	346,870
Series 407, Class 16 IO,
5.000%, 01/25/2040	337,985	50,943
Series 407, Class 17 IO,
5.000%, 01/25/2040	376,338	64,616
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,734,763	312,716
Series 407, Class 8 IO,
5.000%, 03/25/2041	861,452	163,651
Series 407, Class C6 IO,
5.500%, 01/25/2040	7,189,144	1,273,536
Series 2001-50, Class BA,
7.000%, 10/25/2041	546	625
Series 2002-W3, Class A5,
7.500%, 11/25/2041	17,425	20,356
Government National
Mortgage Association
0.854%, 02/16/2053	22,336,905	1,650,854
Series 2012-70, Class IO,
0.963%, 08/16/2052	15,302,547	1,022,516
Series 2012-120, Class IO,
1.014%, 02/16/2053	17,735,157	1,311,799
Series 2012-114, Class IO,
1.030%, 01/16/2053	23,131,725	2,173,318
Series 2013-42, Class IA IO,
3.500%, 03/20/2043	8,233,124	1,281,109
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	935,254	61,130

		84,862,883

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $337,226,165)		$338,502,115

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 3.8%
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-HE3, Class M2
0.634%, 05/25/2035 (P)	$1,035,000	$967,034
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1,
0.544%, 09/25/2034 (P)	512,954	503,643
Series 2005-4, Class M1,
0.634%, 10/25/2035 (P)	2,220,000	1,873,383
Ameriquest Mortgage Securities, Inc.
0.594%, 01/25/2036 (P)	1,100,000	906,587
Series 2005-R3, Class M2,
0.654%, 05/25/2035 (P)	1,480,000	1,317,493
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	93	93
Argent Securities, Inc.
Series 2004-W6, Class M1,
0.734%, 05/25/2034 (P)	1,042,310	1,011,629
Series 2003-W10, Class M1,
1.264%, 01/25/2034 (P)	855,142	816,635
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	1,100,000	1,062,359
Asset Backed Funding Certificates
Series 2005-HE1, Class M1,
0.604%, 03/25/2035 (P)	1,405,641	1,310,250
Series 2005-AQ1, Class A4,
5.010%, 06/25/2035 (P)	910,916	922,275
Bayview Financial Mortgage Pass-
Through Trust, Series 2006-A,
Class 1A3 5.865%, 02/28/2041 (P)	1,275,000	1,345,430
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.424%, 07/25/2036 (P)(S)	2,257,757	2,029,922
Carrington Mortgage Loan Trust,
Series 2005-OPT2, Class M2
0.634%, 05/25/2035 (P)	766,925	743,888
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
5.963%, 06/25/2037 (P)	961,395	972,590
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	3,581,519	3,526,732
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.110%, 02/25/2035 (P)	1,722,920	1,804,632
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.844%, 04/25/2036 (P)	1,606,680	1,541,501
Series 2006-MH1, Class B1,
5.653%, 10/25/2036 (P)(S)	460,000	231,925
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	2,126,667	2,056,342
CSMC Trust, Series 2006-CF2, Class M1
0.654%, 05/25/2036 (P)(S)	1,655,000	1,585,286
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	5,430,013	5,763,931
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.644%, 11/25/2035 (P)	1,850,000	1,665,357
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.949%, 06/25/2035 (P)	820,000	777,213

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	$1,600,000	$1,552,184
GSAA Trust, Series 2005-10, Class M3
0.734%, 06/25/2035 (P)	2,180,000	2,033,984
GSAMP Trust, Series 2006-NC1,
Class A2 0.364%, 02/25/2036 (P)	1,028,410	954,801
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.484%, 03/25/2035 (P)(S)	2,223,684	2,123,038
Home Equity Asset Trust
Series 2005-6, Class M1,
0.654%, 12/25/2035 (P)	1,025,000	994,700
Series 2005-5, Class M1,
0.664%, 11/25/2035 (P)	1,125,000	1,097,291
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3 0.554%, 10/25/2035 (P)	1,490,000	1,379,804
Mastr Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.884%, 08/25/2037 (P)	430,573	419,606
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.934%, 09/25/2035 (P)	640,103	578,958
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.634%, 03/25/2035 (P)	840,000	797,201
Series 2005-3, Class M1,
0.664%, 07/25/2035 (P)	748,000	735,684
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.704%, 01/25/2036 (P)	1,641,071	1,609,087
Series 2004-WHQ2, Class M2,
1.129%, 02/25/2035 (P)	1,997,296	1,967,546
People’s Choice Home Loan
Securities Trust, Series 2005-1,
Class M3 1.054%, 01/25/2035 (P)	1,300,000	1,288,398
RAMP Trust, Series 2005-RS3, Class M1
0.604%, 03/25/2035 (P)	985,000	915,371
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035 (P)	231,870	232,343
Series 2005-2, Class AF4,
4.934%, 08/25/2035 (P)	1,545,000	1,480,788
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,246,787	1,317,802
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3
0.364%, 05/25/2036 (P)	764,267	697,214
Specialty Underwriting &
Residential Finance Trust
Series 2006-BC1, Class A2D,
0.484%, 12/25/2036 (P)	3,250,000	3,023,345
Series 2005-AB1, Class M1,
0.614%, 03/25/2036 (P)	1,000,000	940,078
TAL Advantage V LLC, Series 2013-1A,
Class A 2.830%, 02/22/2038 (S)	1,235,000	1,185,741
Westgate Resorts LLC
Series 2012-3A, Class A,
2.500%, 03/20/2025 (S)	1,122,852	1,122,150
Series 2012-2A, Class A,
3.000%, 01/20/2025 (S)	1,533,855	1,539,607
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	734,281	724,184

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Westgate Resorts LLC (continued)
Series 2012-2A, Class B,
4.500%, 01/20/2025 (S)	$2,455,529	$2,446,320
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	328,916	327,580

TOTAL ASSET BACKED SECURITIES (Cost $66,533,474)		$68,220,935

COMMON STOCKS - 0.0%
Financials - 0.0%
BTA Bank JSC, GDR (I)(S)	17	13

TOTAL COMMON STOCKS (Cost $443)		$13

PREFERRED SECURITIES - 0.7%
Consumer Staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	$448,970
Financials - 0.5%
Ally Financial, Inc., 7.300% (L)	28,855	720,509
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	8,200	225,500
Discover Financial Services, 6.500%	31,500	744,345
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	39,255	1,040,650
PNC Financial Services Group, Inc.
(6.125% to 05/01/2022, then
3 month LIBOR + 4.067%)	58,350	1,488,509
Regions Financial Corp., 6.375%	54,355	1,253,970
The Goldman Sachs Group, Inc., 5.500%	40,225	913,872
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%) (L)	44,075	1,182,092
Wells Fargo & Company,
Series L, 7.500%	623	707,105
Weyerhaeuser Company, 6.375%	5,600	297,808

		8,574,360
Industrials - 0.1%
Continental Airlines
Finance Trust II, 6.000%	15,000	648,750
United Technologies Corp., 7.500%	16,493	1,024,380

		1,673,130
Materials - 0.0%
ArcelorMittal, 6.000%	7,805	162,032
Utilities - 0.1%
Duke Energy Corp., 5.125%	30,780	652,228

TOTAL PREFERRED SECURITIES (Cost $11,453,852)		$11,510,720

ESCROW CERTIFICATES - 0.0%
Financials - 0.0%
Lehman Brothers Holdings, Inc.
3.375%, 01/26/2017 (I)	1,120,000	284,200

TOTAL ESCROW CERTIFICATES (Cost $165,726)		$284,200

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	405,984	$4,062,962

TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,062,924)		$4,062,962

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 11.6%
Money Market Funds - 9.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	176,039,736	176,039,736
Repurchase Agreement - 1.8%
Barclays Tri-Party Repurchase Agreement
dated 08/30/2013 at 0.040% to be
repurchased at $27,577,123 on
09/03/2013, collateralized by
$28,067,500 U.S. Treasury Notes,
0.250% due 08/31/2014 (valued at
$28,128,721, including interest)	$27,577,000	$27,577,000
Repurchase Agreement with State
Street Corp. dated 08/30/2013 at
0.000% to be repurchased at $4,243,000
on 09/03/2013, collateralized by
$4,285,000 U.S. Treasury Note, 1.000%
due 08/31/2016 (valued at $4,331,749,
including interest)	4,243,000	4,243,000

		31,820,000

TOTAL SHORT-TERM INVESTMENTS (Cost $207,859,736)		$207,859,736

Total Investments (Active Bond Fund)
(Cost $1,882,106,499) - 105.8%		$1,896,252,727
Other assets and liabilities, net - (5.8%)		(103,858,753)

TOTAL NET ASSETS - 100.0%		$1,792,393,974

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.5%
Consumer Discretionary - 13.9%
Auto Components - 1.5%
BorgWarner, Inc.	57,900	$5,591,982
Cooper Tire & Rubber Company	48,100	1,535,833
Johnson Controls, Inc.	30,600	1,240,218

		8,368,033
Automobiles - 0.2%
Ford Motor Company	78,500	1,270,915
Diversified Consumer Services - 0.2%
Capella Education Company (I)	15,300	831,555
Hotels, Restaurants & Leisure - 3.0%
Marriott Vacations Worldwide Corp. (I)	17,800	776,080
Starbucks Corp.	125,100	8,822,052
Starwood Hotels & Resorts Worldwide, Inc.	118,600	7,583,284

		17,181,416
Household Durables - 1.5%
Mohawk Industries, Inc. (I)	6,600	775,434
NACCO Industries, Inc., Class A	12,000	666,960
Whirlpool Corp.	56,900	7,320,185

		8,762,579
Internet & Catalog Retail - 1.3%
priceline.com, Inc. (I)	8,000	7,508,240
Leisure Equipment & Products - 0.2%
Smith & Wesson Holding Corp. (I)(L)	94,200	1,030,548

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 2.7%
CBS Corp., Class B	43,600	$2,227,960
Comcast Corp., Class A	252,200	10,615,098
MDC Partners, Inc., Class A	17,000	380,460
The Washington Post Company, Class B	300	169,200
Time Warner, Inc. (L)	30,300	1,834,059

		15,226,777
Specialty Retail - 3.3%
Best Buy Company, Inc.	77,800	2,800,800
Brown Shoe Company, Inc.	132,800	2,977,376
GameStop Corp., Class A	1,800	90,378
Haverty Furniture Companies, Inc.	7,300	176,733
hhgregg, Inc. (I)(L)	42,100	762,431
Staples, Inc. (L)	22,500	312,975
Stein Mart, Inc.	13,200	160,380
The Children’s Place Retail Stores, Inc. (I)	16,600	882,788
The Gap, Inc.	175,500	7,097,220
The Home Depot, Inc.	49,200	3,664,908

		18,925,989

		79,106,052
Consumer Staples - 6.9%
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	41,200	4,609,044
The Kroger Company	205,500	7,521,300

		12,130,344
Food Products - 2.7%
Fresh Del Monte Produce, Inc.	26,400	761,904
Green Mountain Coffee Roasters, Inc. (I)(L)	1,400	120,834
John B. Sanfilippo & Son, Inc.	16,600	359,390
Omega Protein Corp. (I)	10,400	93,080
Pilgrim’s Pride Corp. (I)	30,300	464,499
Sanderson Farms, Inc.	78,500	5,140,180
The Hershey Company	11,600	1,066,620
TreeHouse Foods, Inc. (I)	7,900	513,737
Tyson Foods, Inc., Class A	235,500	6,817,725

		15,337,969
Household Products - 0.1%
Harbinger Group, Inc. (I)	21,500	197,585
Personal Products - 1.0%
Inter Parfums, Inc.	14,400	382,608
Nu Skin Enterprises, Inc., Class A	42,500	3,557,675
USANA Health Sciences, Inc. (I)(L)	24,300	1,845,585

		5,785,868
Tobacco - 1.0%
Lorillard, Inc.	112,400	4,754,520
Universal Corp. (L)	20,300	995,106

		5,749,626

		39,201,392
Energy - 8.7%
Energy Equipment & Services - 0.4%
Exterran Holdings, Inc. (I)	89,200	2,446,756
Oil, Gas & Consumable Fuels - 8.3%
Alon USA Energy, Inc.	42,500	527,850
Cabot Oil & Gas Corp.	164,800	6,448,624
ConocoPhillips	147,200	9,759,360
EOG Resources, Inc.	55,200	8,669,160
Exxon Mobil Corp.	56,500	4,924,540
Hess Corp.	107,500	8,046,375

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	62,900	$4,240,718
Southwestern Energy Company (I)	70,900	2,708,380
Vaalco Energy, Inc. (I)	25,800	143,448
Western Refining, Inc. (L)	50,500	1,481,165

		46,949,620

		49,396,376
Financials - 19.3%
Capital Markets - 1.4%
Financial Engines, Inc.	1,300	69,485
State Street Corp.	17,500	1,167,600
TD Ameritrade Holding Corp.	272,100	6,984,807

		8,221,892
Commercial Banks - 4.2%
Banner Corp.	6,400	219,264
City National Corp.	6,500	425,555
First Citizens BancShares, Inc.	1,800	364,032
First Merchants Corp.	18,800	321,104
First Niagara Financial Group, Inc.	106,300	1,073,630
KeyCorp	551,500	6,436,005
OFG Bancorp	26,100	448,398
Pinnacle Financial Partners, Inc. (I)(L)	33,000	922,350
Popular, Inc. (I)	47,400	1,472,244
PrivateBancorp, Inc.	70,900	1,547,038
SunTrust Banks, Inc.	36,700	1,175,134
SVB Financial Group (I)	6,700	554,760
Synovus Financial Corp.	2,004,900	6,395,631
Western Alliance Bancorp (I)	23,600	386,332
Wintrust Financial Corp.	62,400	2,473,536

		24,215,013
Consumer Finance - 1.1%
Discover Financial Services	125,900	5,948,775
Portfolio Recovery Associates, Inc. (I)(L)	8,400	445,536

		6,394,311
Diversified Financial Services - 4.7%
Bank of America Corp.	248,800	3,513,056
Citigroup, Inc.	212,600	10,274,958
JPMorgan Chase & Company	255,700	12,920,521

		26,708,535
Insurance - 5.3%
ACE, Ltd.	31,200	2,736,864
Berkshire Hathaway, Inc., Class B (I)	13,700	1,523,714
Cincinnati Financial Corp.	33,800	1,543,984
Everest Re Group, Ltd.	20,500	2,807,475
Old Republic International Corp.	33,100	470,020
StanCorp Financial Group, Inc.	16,800	878,976
The Allstate Corp.	69,700	3,340,024
The Chubb Corp.	15,500	1,289,135
The Progressive Corp.	294,600	7,385,622
The Travelers Companies, Inc.	101,200	8,085,880

		30,061,694
Real Estate Investment Trusts - 2.4%
Highwoods Properties, Inc.	6,600	222,948
Potlatch Corp.	105,300	4,060,368
Public Storage	10,300	1,572,501
RAIT Financial Trust	70,600	436,308
Rayonier, Inc.	23,800	1,314,712
The Geo Group, Inc.	67,000	2,091,070

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Weyerhaeuser Company	137,700	$3,770,226

		13,468,133
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	77,800	956,940

		110,026,518
Health Care - 14.7%
Biotechnology - 4.4%
Alexion Pharmaceuticals, Inc. (I)	14,300	1,540,968
Amgen, Inc.	68,200	7,429,708
Biogen Idec, Inc. (I)	22,600	4,814,252
Celgene Corp. (I)	33,300	4,661,334
PDL BioPharma, Inc. (L)	335,800	2,666,252
Pharmacyclics, Inc. (I)	37,200	4,147,800

		25,260,314
Health Care Providers & Services - 5.6%
Aetna, Inc.	127,200	8,063,208
AMN Healthcare Services, Inc. (I)	82,300	1,119,280
Cigna Corp.	91,700	7,215,873
Health Net, Inc. (I)	68,800	2,076,384
Molina Healthcare, Inc. (I)	166,300	5,552,757
WellPoint, Inc.	93,000	7,918,020

		31,945,522
Life Sciences Tools & Services - 1.1%
Cambrex Corp. (I)	77,100	1,050,873
Covance, Inc. (I)	24,700	2,001,688
PAREXEL International Corp. (I)	68,200	3,166,526

		6,219,087
Pharmaceuticals - 3.6%
Eli Lilly & Company	167,000	8,583,800
Johnson & Johnson	132,100	11,414,761
Lannett Company, Inc. (I)	11,600	153,816

		20,152,377

		83,577,300
Industrials - 12.9%
Aerospace & Defense - 7.0%
Alliant Techsystems, Inc.	43,700	4,228,412
Exelis, Inc.	9,600	141,216
Huntington Ingalls Industries, Inc.	76,900	4,869,308
Lockheed Martin Corp. (L)	67,000	8,202,140
Northrop Grumman Corp.	83,900	7,741,453
Raytheon Company (L)	104,200	7,857,722
Taser International, Inc. (I)	200,300	2,331,492
The Boeing Company	45,400	4,717,968

		40,089,711
Airlines - 2.1%
Delta Air Lines, Inc.	213,300	4,208,409
Hawaiian Holdings, Inc. (I)(L)	128,100	896,700
Republic Airways Holdings, Inc. (I)	153,900	1,719,063
US Airways Group, Inc. (I)(L)	316,500	5,114,640

		11,938,812
Building Products - 0.6%
AAON, Inc.	29,750	693,770
Masco Corp.	138,000	2,610,960

		3,304,730
Commercial Services & Supplies - 0.6%
Kimball International, Inc., Class B	61,000	600,240

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Quad/Graphics, Inc. (L)	60,200	$1,886,668
Viad Corp.	35,800	808,006

		3,294,914
Construction & Engineering - 0.0%
Argan, Inc.	3,900	69,225
Electrical Equipment - 0.0%
Coleman Cable, Inc.	7,600	144,704
Industrial Conglomerates - 0.1%
General Electric Company	22,400	518,336
Machinery - 1.6%
AGCO Corp.	60,600	3,427,536
ITT Corp.	39,100	1,284,435
Oshkosh Corp. (I)	95,000	4,267,400

		8,979,371
Professional Services - 0.4%
RPX Corp. (I)	148,300	2,326,827
Road & Rail - 0.5%
Old Dominion Freight Line, Inc. (I)	6,100	264,862
Saia, Inc. (I)	46,100	1,383,461
Swift Transportation Company (I)	81,200	1,458,352

		3,106,675

		73,773,305
Information Technology - 16.5%
Communications Equipment - 1.2%
Brocade Communications Systems, Inc. (I)	289,900	2,145,260
InterDigital, Inc. (L)	128,000	4,549,120

		6,694,380
Computers & Peripherals - 4.9%
Apple, Inc.	15,239	7,422,155
Hewlett-Packard Company	338,500	7,562,090
Lexmark International, Inc., Class A (L)	162,200	5,540,752
Western Digital Corp.	118,400	7,340,800

		27,865,797
Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc. (I)(L)	32,500	1,508,650
Avnet, Inc.	38,700	1,492,272
Vishay Intertechnology, Inc. (I)	25,000	306,250

		3,307,172
Internet Software & Services - 2.5%
AOL, Inc. (I)	211,200	6,954,816
Google, Inc., Class A (I)	100	84,690
j2 Global, Inc.	16,600	817,384
LinkedIn Corp., Class A (I)	26,100	6,265,044

		14,121,934
IT Services - 3.9%
Booz Allen Hamilton Holding Corp.	114,200	2,310,266
Computer Sciences Corp.	145,300	7,286,795
Convergys Corp.	7,200	126,936
CSG Systems International, Inc.	79,500	1,871,430
Fiserv, Inc. (I)	37,600	3,619,752
FleetCor Technologies, Inc. (I)	5,400	556,794
Global Cash Access Holdings, Inc. (I)	49,300	379,610
IBM Corp.	4,906	894,217
Total Systems Services, Inc.	194,400	5,379,048

		22,424,848

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Office Electronics - 0.0%
Xerox Corp.	10,500	$104,790
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Energy Industries, Inc. (I)	9,800	178,654
Intersil Corp., Class A	132,300	1,371,951
Kulicke & Soffa Industries, Inc. (I)	162,900	1,801,674
Linear Technology Corp.	34,600	1,326,218
Micron Technology, Inc. (I)	69,400	941,758
Photronics, Inc. (I)	71,000	516,880

		6,137,135
Software - 2.3%
CA, Inc.	247,400	7,236,450
CommVault Systems, Inc. (I)	21,400	1,793,962
Electronic Arts, Inc. (I)	84,600	2,253,744
Manhattan Associates, Inc. (I)	8,100	708,750
Microsoft Corp.	32,693	1,091,946

		13,084,852

		93,740,908
Materials - 2.8%
Chemicals - 2.2%
FutureFuel Corp.	17,500	282,450
LyondellBasell Industries NV, Class A	27,800	1,950,170
Minerals Technologies, Inc.	22,600	1,003,440
PPG Industries, Inc.	12,900	2,015,109
Westlake Chemical Corp.	73,300	7,416,494

		12,667,663
Containers & Packaging - 0.6%
Packaging Corp. of America	51,600	2,736,864
Rock-Tenn Company, Class A	4,100	455,551

		3,192,415
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc. (I)	19,100	240,851

		16,100,929
Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Cbeyond, Inc. (I)	44,000	288,640
Inteliquent, Inc.	149,900	1,199,200
Verizon Communications, Inc.	154,100	7,301,258

		8,789,098
Wireless Telecommunication Services - 0.0%
USA Mobility, Inc.	16,900	238,628

		9,027,726
Utilities - 2.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	2,900	151,119
PPL Corp.	18,300	561,810
UNS Energy Corp.	2,000	91,460

		804,389
Independent Power Producers & Energy Traders - 0.0%
AES Corp.	4,800	61,008
Multi-Utilities - 2.1%
Ameren Corp.	206,100	6,968,241
Consolidated Edison, Inc.	12,800	719,744
DTE Energy Company	38,300	2,561,121

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	51,200	$1,659,904

		11,909,010

		12,774,407

TOTAL COMMON STOCKS (Cost $505,102,870)		$566,724,913

SECURITIES LENDING COLLATERAL - 7.2%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	4,082,339	40,854,826

TOTAL SECURITIES LENDING
COLLATERAL (Cost $40,847,101)		$40,854,826

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
State Street Institutional Liquid Reserves
Fund, 0.0756% (Y)	1,756,033	1,756,033

TOTAL SHORT-TERM INVESTMENTS (Cost $1,756,033)		$1,756,033

Total Investments (All Cap Core Fund)
(Cost $547,706,004) - 107.0%		$609,335,772
Other assets and liabilities, net - (7.0%)		(39,923,334)

TOTAL NET ASSETS - 100.0%		$569,412,438

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.9%
Consumer Discretionary - 12.0%
Auto Components - 2.8%
BorgWarner, Inc. (L)	104,871	$10,128,441
Delphi Automotive PLC	182,219	10,025,689

		20,154,130
Media - 3.8%
Comcast Corp., Class A	233,073	9,810,043
Starz - Liberty Capital (I)	359,866	8,982,255
The Interpublic Group of Companies, Inc.	21,949	345,038
Time Warner, Inc.	136,901	8,286,618

		27,423,954
Specialty Retail - 5.4%
Bed Bath & Beyond, Inc. (I)(L)	88,144	6,499,739
CST Brands, Inc. (I)(L)	217,201	6,407,430
Foot Locker, Inc.	251,711	8,105,094
GNC Holdings, Inc., Class A	139,876	7,115,492
PetSmart, Inc.	104,307	7,346,342
TJX Companies, Inc.	71,700	3,780,024

		39,254,121

		86,832,205
Consumer Staples - 5.0%
Beverages - 0.9%
The Coca-Cola Company	170,654	6,515,570
Food Products - 3.0%
Kraft Foods Group, Inc.	157,194	8,137,933
Mondelez International, Inc., Class A	432,174	13,254,777

		21,392,710

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 1.1%
Kimberly-Clark Corp.	86,394	$8,076,111

		35,984,391
Energy - 9.9%
Oil, Gas & Consumable Fuels - 9.9%
Anadarko Petroleum Corp.	59,855	5,471,944
Apache Corp.	45,700	3,915,576
EQT Corp.	106,837	9,158,068
Exxon Mobil Corp.	120,152	10,472,448
Occidental Petroleum Corp.	129,665	11,437,750
Pioneer Natural Resources Company	12,700	2,222,119
Range Resources Corp.	122,145	9,158,432
Southwestern Energy Company (I)	247,386	9,450,145
Valero Energy Corp.	293,830	10,439,780

		71,726,262

		71,726,262
Financials - 23.5%
Capital Markets - 3.5%
Affiliated Managers Group, Inc. (I)	41,867	7,298,255
Artisan Partners Asset Management, Inc.	63,660	3,055,043
Invesco, Ltd.	151,656	4,604,276
Raymond James Financial, Inc.	111,726	4,673,499
TD Ameritrade Holding Corp.	213,722	5,486,244

		25,117,317
Commercial Banks - 4.8%
Fifth Third Bancorp	324,939	5,943,134
First Republic Bank	192,461	8,522,173
Signature Bank (I)	41,924	3,677,573
SunTrust Banks, Inc.	258,354	8,272,495
Wells Fargo & Company	199,571	8,198,377

		34,613,752
Consumer Finance - 2.2%
Capital One Financial Corp.	243,564	15,722,056
Diversified Financial Services - 6.9%
Citigroup, Inc.	452,185	21,854,101
IntercontinentalExchange, Inc. (I)(L)	34,626	6,224,024
JPMorgan Chase & Company	427,388	21,595,916

		49,674,041
Insurance - 6.1%
ACE, Ltd.	108,488	9,516,567
Hartford Financial Services Group, Inc.	382,235	11,314,156
Prudential Financial, Inc.	117,200	8,775,936
The Allstate Corp.	171,887	8,236,825
XL Group PLC	226,746	6,702,612

		44,546,096

		169,673,262
Health Care - 21.4%
Biotechnology - 5.3%
Aegerion Pharmaceuticals, Inc. (I)	81,523	7,066,414
Celgene Corp. (I)	77,542	10,854,329
Incyte Corp. (I)(L)	182,015	6,168,488
Puma Biotechnology, Inc. (I)	89,915	4,553,296
Quintiles Transnational Holdings, Inc. (I)	130,850	5,660,571
Sarepta Therapeutics, Inc. (I)(L)	128,700	4,392,531

		38,695,629
Health Care Providers & Services - 9.9%
Cigna Corp.	144,959	11,406,824
Community Health Systems, Inc.	147,689	5,798,270

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
DaVita HealthCare Partners, Inc. (I)	71,105	$7,644,499
Envision Healthcare Holdings, Inc. (I)	141,582	3,715,112
Express Scripts Holding Company (I)	274,201	17,515,960
Humana, Inc.	115,290	10,615,903
Laboratory Corp. of America Holdings (I)(L)	96,178	9,206,158
Team Health Holdings, Inc. (I)	143,521	5,515,512

		71,418,238
Life Sciences Tools & Services - 1.8%
Thermo Fisher Scientific, Inc. (L)	144,899	12,871,378
Pharmaceuticals - 4.4%
Actavis, Inc. (I)	155,715	21,049,554
Eli Lilly & Company	204,774	10,525,384

		31,574,938

		154,560,183
Industrials - 8.0%
Aerospace & Defense - 1.9%
General Dynamics Corp.	43,500	3,621,375
United Technologies Corp.	98,439	9,853,744

		13,475,119
Building Products - 0.6%
USG Corp. (I)	193,132	4,507,701
Construction & Engineering - 2.1%
Jacobs Engineering Group, Inc. (I)(L)	123,319	7,187,031
URS Corp.	159,240	7,885,565

		15,072,596
Electrical Equipment - 0.8%
Eaton Corp. PLC	86,522	5,478,573
Machinery - 1.0%
Pentair, Ltd.	126,833	7,623,932
Road & Rail - 1.6%
Con-way, Inc.	73,200	3,045,120
Hertz Global Holdings, Inc. (I)	346,557	8,327,765

		11,372,885

		57,530,806
Information Technology - 9.1%
Computers & Peripherals - 1.8%
NCR Corp. (I)	361,592	12,865,443
Electronic Equipment, Instruments & Components - 0.9%
Anixter International, Inc. (I)	79,610	6,652,212
Internet Software & Services - 1.2%
eBay, Inc. (I)	168,945	8,445,561
IT Services - 2.6%
Alliance Data Systems Corp. (I)(L)	51,817	10,140,587
Vantiv, Inc., Class A (I)	327,389	8,646,343

		18,786,930
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp., Class A	70,239	1,774,237
Xilinx, Inc.	224,775	9,759,731

		11,533,968
Software - 1.0%
Electronic Arts, Inc. (I)	285,300	7,600,392

		65,884,506

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 3.2%
Chemicals - 1.5%
PPG Industries, Inc.	70,867	$11,070,134
Containers & Packaging - 0.7%
Berry Plastics Group, Inc. (I)	232,293	5,345,062
Metals & Mining - 1.0%
Reliance Steel & Aluminum Company	105,756	7,052,868

		23,468,064
Telecommunication Services - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	142,932	4,835,386
Verizon Communications, Inc.	380,739	18,039,414

		22,874,800

		22,874,800
Utilities - 2.6%
Electric Utilities - 1.0%
NextEra Energy, Inc. (L)	90,380	7,262,937
Multi-Utilities - 1.6%
PG&E Corp.	116,065	4,800,448
Sempra Energy	82,757	6,986,346

		11,786,794

		19,049,731

TOTAL COMMON STOCKS (Cost $578,675,696)		$707,584,210

SECURITIES LENDING COLLATERAL - 6.4%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	4,596,864	46,004,034

TOTAL SECURITIES LENDING
COLLATERAL (Cost $45,993,767)		$46,004,034

SHORT-TERM INVESTMENTS - 2.9%
Repurchase Agreement - 2.9%
Repurchase Agreement with State Street Corp.
dated 08/30/2013 at 0.000% to be
repurchased at $21,165,000 on 09/03/2013,
collateralized by $21,540,000 U.S. Treasury
Notes, 0.375% due 04/15/2015 (valued at
$21,592,105 including interest)	$21,165,000	$21,165,000

TOTAL SHORT-TERM INVESTMENTS (Cost $21,165,000)		$21,165,000

Total Investments (All Cap Value Fund)
(Cost $645,834,463) - 107.2%		$774,753,244
Other assets and liabilities, net - (7.2%)		(52,065,641)

TOTAL NET ASSETS - 100.0%		$722,687,603

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.5%
Consumer Discretionary - 17.8%
Auto Components - 0.6%
Allison Transmission Holdings, Inc.	268,230	$6,037,857
Tenneco, Inc. (I)	46,102	2,126,685

		8,164,542

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 1.5%
Dongfeng Motor Group Company, Ltd.,
H Shares	2,119,680	$2,928,121
Fiat SpA (I)	361,815	2,725,683
Ford Motor Company	127,175	2,058,963
General Motors Company (I)	61,105	2,082,458
Harley-Davidson, Inc.	98,645	5,916,725
Hyundai Motor Company	7,447	1,661,356
Peugeot SA (I)(L)	166,401	2,356,630
Renault SA	21,354	1,520,829

		21,250,765
Diversified Consumer Services - 0.2%
Service Corp. International	176,485	3,190,849
Hotels, Restaurants & Leisure - 2.4%
Bloomin’ Brands, Inc. (I)	377,060	8,483,850
Burger King Worldwide, Inc. (L)	315,602	6,173,175
Chipotle Mexican Grill, Inc. (I)	1,440	587,765
Compass Group PLC	158,050	2,096,602
Dunkin’ Brands Group, Inc. (L)	57,960	2,497,496
Galaxy Entertainment Group, Ltd. (I)	96,000	582,109
Penn National Gaming, Inc. (I)(L)	62,611	3,292,712
Sands China, Ltd.	110,500	632,022
Starbucks Corp.	10,800	761,616
Tim Hortons, Inc.	66,895	3,665,177
Whitbread PLC	37,625	1,795,870
Wyndham Worldwide Corp.	39,745	2,359,263
Wynn Resorts, Ltd.	2,550	359,652

		33,287,309
Household Durables - 2.4%
Harman International Industries, Inc.	14,200	909,084
Jarden Corp. (I)	8,800	377,960
KB Home (L)	269,610	4,321,848
Lennar Corp., Class A (L)	193,364	6,150,909
M/I Homes, Inc. (I)(L)	103,735	1,942,957
NVR, Inc. (I)	8,685	7,432,710
PulteGroup, Inc.	357,100	5,495,769
Sony Corp.	20,200	403,451
Taylor Morrison Home Corp. (I)	80,240	1,653,746
Tempur-Pedic International, Inc. (I)	26,595	1,024,173
Toll Brothers, Inc. (I)	120,600	3,691,566

		33,404,173
Internet & Catalog Retail - 2.1%
Groupon, Inc. (I)	285,800	2,903,728
Netflix, Inc. (I)	2,080	590,533
priceline.com, Inc. (I)	17,701	16,612,920
Rakuten, Inc.	46,300	566,489
TripAdvisor, Inc. (I)(L)	126,318	9,343,742

		30,017,412
Leisure Equipment & Products - 0.5%
Mattel, Inc.	187,428	7,590,834
Media - 1.9%
Charter Communications, Inc., Class A (I)	18,825	2,285,732
DISH Network Corp., Class A	72,880	3,276,685
Omnicom Group, Inc.	124,051	7,523,693
ProSiebenSat.1 Media AG	74,815	3,172,376
Time Warner Cable, Inc.	41,640	4,470,054
Time Warner, Inc.	41,015	2,482,638
WPP PLC	200,902	3,720,488

		26,931,666

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 0.6%
Intime Retail Group Company, Ltd.	1,500,500	$1,739,776
J Front Retailing Company, Ltd.	41,900	332,967
Maoye International Holdings, Ltd.	5,936,475	1,114,308
Marks & Spencer Group PLC	79,227	579,144
Target Corp.	77,752	4,922,479

		8,688,674
Specialty Retail - 4.3%
Advance Auto Parts, Inc.	90,210	7,223,115
AutoZone, Inc. (I)(L)	13,159	5,525,990
Best Buy Company, Inc. (L)	18,020	648,720
Cabela’s, Inc. (I)(L)	6,400	419,392
CarMax, Inc. (I)	18,370	873,677
Dick’s Sporting Goods, Inc.	138,846	6,443,843
DSW, Inc., Class A	16,750	1,442,008
Five Below, Inc. (I)(L)	18,435	677,486
GameStop Corp., Class A	41,416	2,079,497
Lowe’s Companies, Inc.	633,405	29,022,617
Rent-A-Center, Inc. (L)	31,500	1,181,565
Sears Hometown and Outlet Stores, Inc. (I)	6,300	202,104
The Gap, Inc.	24,300	982,692
Tiffany & Company	22,130	1,706,444
Zhongsheng Group Holdings, Ltd. (L)	1,974,350	2,593,870

		61,023,020
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (I)(L)	14,500	851,585
Fifth & Pacific Companies, Inc. (I)	174,128	4,151,212
Lululemon Athletica, Inc. (I)(L)	83,500	5,915,140
Michael Kors Holdings, Ltd. (I)	11,950	885,376
Quiksilver, Inc. (I)(L)	209,025	1,034,674
Samsonite International SA	2,200,130	5,680,683

		18,518,670

		252,067,914
Consumer Staples - 5.0%
Beverages - 1.9%
Anheuser-Busch InBev NV	42,970	4,016,741
Asahi Group Holdings, Ltd.	11,200	277,149
Diageo PLC	287,611	8,823,786
LT Group, Inc.	2,949,770	1,276,516
Molson Coors Brewing Company, Class B	100,049	4,881,391
PepsiCo, Inc.	94,408	7,527,150

		26,802,733
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	37,330	2,167,007
Metro AG	55,300	2,029,793
Seven & I Holdings Company, Ltd.	20,700	708,112
Walgreen Company	101,819	4,894,439

		9,799,351
Food Products - 1.6%
Asian Citrus Holdings, Ltd. (I)	2,771,079	1,031,895
Bunge, Ltd. (L)	111,980	8,485,844
China Minzhong Food Corp., Ltd. (I)(L)	1,119,335	465,073
Green Mountain Coffee Roasters, Inc. (I)	6,660	574,825
Hillshire Brands Company	62,530	2,020,344
Kraft Foods Group, Inc.	101,912	5,275,984
Unilever NV - NY Shares	120,600	4,538,178

		22,392,143
Household Products - 0.1%
Svenska Cellulosa AB, B Shares	93,900	2,291,685

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products - 0.4%
Coty, Inc., Class A (I)	389,720	$6,352,436
Tobacco - 0.3%
Philip Morris International, Inc.	44,850	3,742,284

		71,380,632
Energy - 8.2%
Energy Equipment & Services - 1.2%
Halliburton Company	234,300	11,246,400
Helmerich & Payne, Inc. (L)	11,000	693,440
McDermott International, Inc. (I)	294,645	2,209,838
Oceaneering International, Inc.	4,650	360,747
Superior Energy Services, Inc. (I)	42,170	1,035,695
Trican Well Service, Ltd.	104,300	1,466,518

		17,012,638
Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp.	99,419	9,088,885
BG Group PLC (I)	560,894	10,665,301
BP PLC, ADR	143,302	5,918,373
Cabot Oil & Gas Corp.	78,160	3,058,401
Chesapeake Energy Corp.	43,250	1,116,283
Chevron Corp.	57,100	6,876,553
Cobalt International Energy, Inc. (I)	620,175	15,132,270
Energen Corp.	5,400	358,074
Exxon Mobil Corp.	47,350	4,127,026
JX Holdings, Inc.	268,560	1,413,522
Karoon Gas Australia, Ltd. (I)	1,249,312	5,926,815
Occidental Petroleum Corp.	82,906	7,313,138
Pioneer Natural Resources Company	115,706	20,245,079
Royal Dutch Shell PLC, ADR, Class B (L)	36,900	2,477,835
Suncor Energy, Inc.	148,900	5,043,243

		98,760,798

		115,773,436
Financials - 12.6%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	18,365	1,582,145
BlackRock, Inc.	50,447	13,132,363
CETIP SA - Mercados Organizados	100,300	983,684
CITIC Securities Company, Ltd., H Shares	908,905	1,766,582
E*TRADE Financial Corp. (I)	146,100	2,051,244
LPL Financial Holdings, Inc.	132,342	4,867,539
SEI Investments Company	229,780	6,838,253
T. Rowe Price Group, Inc.	26,200	1,837,668

		33,059,478
Commercial Banks - 3.3%
Agricultural Bank of China, Ltd., H Shares	2,249,155	961,336
BOK Financial Corp.	52,880	3,389,079
China Construction Bank Corp., H Shares	1,051,195	767,809
Commerce Bancshares, Inc.	7,800	336,882
Credit Agricole SA (I)	37,277	376,189
Cullen/Frost Bankers, Inc. (L)	14,315	1,014,075
First Republic Bank	61,820	2,737,390
Industrial & Commercial Bank of China, Ltd.,
H Shares	1,242,545	811,336
M&T Bank Corp. (L)	79,655	9,028,098
Mitsubishi UFJ Financial Group	109,900	639,825
Mizuho Financial Group, Inc.	277,600	564,143
PNC Financial Services Group, Inc.	168,966	12,211,173
Societe Generale SA	8,193	357,134
SVB Financial Group (I)	4,000	331,200
Synovus Financial Corp.	111,400	355,366

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
The Bank of Yokohama, Ltd.	61,000	$319,150
Wells Fargo & Company	305,931	12,567,645

		46,767,830
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B (I)	29,900	3,325,478
Citigroup, Inc.	151,955	7,343,985
IntercontinentalExchange, Inc. (I)(L)	32,332	5,811,677
Japan Exchange Group, Inc.	6,970	546,995
JPMorgan Chase & Company	137,006	6,922,913
Moody’s Corp.	28,340	1,801,290

		25,752,338
Insurance - 4.6%
ACE, Ltd.	57,515	5,045,216
Alleghany Corp. (I)	9,840	3,808,966
American International Group, Inc.	483,668	22,471,215
China Pacific Insurance Group Company, Ltd.,
H Shares	441,075	1,476,529
China Taiping Insurance
Holdings Company, Ltd. (I)	778,520	1,052,563
Delta Lloyd NV	120,099	2,293,632
Fidelity National Financial, Inc., Class A	92,915	2,203,015
Markel Corp. (I)	17,023	8,693,646
Marsh & McLennan Companies, Inc.	193,700	7,986,251
MetLife, Inc.	79,395	3,667,255
MS&AD Insurance Group Holdings	19,200	482,124
T&D Holdings, Inc.	184,495	2,227,836
The Progressive Corp.	36,400	912,548
Tokio Marine Holdings, Inc.	22,800	698,868
XL Group PLC	64,943	1,919,715

		64,939,379
Real Estate Management & Development - 0.5%
BR Malls Participacoes SA	237,985	1,805,372
Hulic Company, Ltd. (I)	52,800	647,227
Mitsui Fudosan Company, Ltd.	23,400	732,986
Realogy Holdings Corp. (I)	94,287	3,991,169

		7,176,754
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (I)	15,900	801,996

		178,497,775
Health Care - 13.0%
Biotechnology - 3.0%
Algeta ASA (I)(L)	21,360	899,159
Alkermes PLC (I)	5,100	161,925
Alnylam Pharmaceuticals, Inc. (I)	17,855	924,889
Amgen, Inc.	9,450	1,029,483
Arena Pharmaceuticals, Inc. (I)(L)	297,065	1,904,187
Biogen Idec, Inc. (I)	18,442	3,928,515
Celgene Corp. (I)	38,843	5,437,243
Cubist Pharmaceuticals, Inc. (I)	25,800	1,634,688
Gilead Sciences, Inc. (I)	125,450	7,560,872
Grifols SA, ADR	36,800	1,114,672
Incyte Corp. (I)(L)	13,600	460,904
Medivation, Inc. (I)	11,600	655,748
Pharmacyclics, Inc. (I)	15,680	1,748,320
Puma Biotechnology, Inc. (I)(L)	15,905	805,429
Regeneron Pharmaceuticals, Inc. (I)	28,757	6,968,109
Seattle Genetics, Inc. (I)(L)	59,890	2,539,336
TESARO, Inc. (I)	28,770	994,867
United Therapeutics Corp. (I)	1,900	134,729

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (I)	55,998	$4,208,250

		43,111,325
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (I)	87,900	929,982
Hologic, Inc. (I)	542,880	11,585,059
Medtronic, Inc.	149,469	7,735,021
Mindray Medical International, Ltd. (L)	8,600	334,540

		20,584,602
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc. (I)	19,610	490,642
Cardinal Health, Inc.	204,022	10,258,226
Catamaran Corp. (I)	133,540	7,332,681
Cigna Corp.	50,630	3,984,075
Envision Healthcare Holdings, Inc. (I)	1,700	44,608
HCA Holdings, Inc.	21,500	821,085
Laboratory Corp. of America Holdings (I)	50,590	4,842,475
Universal Health Services, Inc., Class B	14,900	1,009,475

		28,783,267
Health Care Technology - 0.1%
CareView Communications, Inc. (I)	1,950,070	1,257,795
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (I)	9,700	755,048
Pharmaceuticals - 6.3%
Actavis, Inc. (I)	4,300	581,274
AstraZeneca PLC	131,337	6,460,084
Bristol-Myers Squibb Company	278,919	11,628,133
Eli Lilly & Company	82,720	4,251,808
H. Lundbeck A/S	128,257	2,585,971
Hisamitsu Pharmaceutical Company, Inc.	5,200	277,665
Jazz Pharmaceuticals PLC (I)	30,200	2,648,238
Johnson & Johnson	154,378	13,339,803
Merck & Company, Inc.	355,713	16,821,668
Mylan, Inc. (I)	32,800	1,159,152
Ono Pharmaceutical Company, Ltd.	40,290	2,419,259
Pfizer, Inc.	66,541	1,877,122
Roche Holdings AG	57,671	14,385,984
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	610,235	991,294
Teva Pharmaceutical Industries, Ltd., ADR	204,881	7,830,552
TherapeuticsMD, Inc. (I)	952,627	1,981,464

		89,239,471

		183,731,508
Industrials - 14.9%
Aerospace & Defense - 3.3%
BAE Systems PLC	166,244	1,120,941
Bombardier, Inc.	373,095	1,696,691
DigitalGlobe, Inc. (I)	356,304	10,760,381
GenCorp, Inc. (I)(L)	116,805	1,760,251
Lockheed Martin Corp.	53,326	6,528,169
Meggitt PLC (I)	180,023	1,468,839
Northrop Grumman Corp.	69,701	6,431,311
Rolls-Royce Holdings PLC (I)	243,844	4,202,083
Safran SA	74,245	4,117,136
Thales SA	11,202	551,356
TransDigm Group, Inc.	17,323	2,373,251
United Technologies Corp.	61,900	6,196,190

		47,206,599
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc. (L)	67,348	3,830,081

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics (continued)
United Parcel Service, Inc., Class B	141,606	$12,118,641

		15,948,722
Airlines - 0.3%
AirAsia BHD	2,468,752	1,939,344
Gol Linhas Aereas
Inteligentes SA, ADR (I)(L)	331,540	1,213,436
United Continental Holdings, Inc. (I)	19,700	560,662

		3,713,442
Building Products - 1.9%
Armstrong World Industries, Inc. (I)	191,384	9,293,607
Daikin Industries, Ltd.	3,700	177,155
Lennox International, Inc.	105,960	7,274,154
Owens Corning, Inc. (I)	271,082	10,149,310
Ply Gem Holdings, Inc. (I)	18,390	282,103

		27,176,329
Commercial Services & Supplies - 0.7%
Cintas Corp.	7,700	367,752
Clean Harbors, Inc. (I)	53,966	3,066,888
Platform Acquisition Holdings, Ltd. (I)(L)	125,700	1,326,135
The ADT Corp. (I)(L)	54,610	2,175,116
Waste Connections, Inc.	76,770	3,251,977

		10,187,868
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (I)	95,359	5,557,523
Electrical Equipment - 0.6%
Eaton Corp. PLC	97,100	6,148,372
Hubbell, Inc., Class B	9,600	973,056
Mitsubishi Electric Corp.	76,000	751,165

		7,872,593
Industrial Conglomerates - 0.5%
3M Company	55,604	6,315,502
Machinery - 2.2%
Barnes Group, Inc.	127,830	3,997,244
Donaldson Company, Inc.	18,100	637,844
Fiat Industrial SpA	476,752	5,704,258
IDEX Corp. (L)	46,500	2,760,705
Jain Irrigation Systems, Ltd.	1,737,690	1,322,292
Makita Corp.	4,300	226,518
PACCAR, Inc.	117,666	6,308,074
Pall Corp. (L)	40,165	2,777,008
SMC Corp.	1,700	354,409
Stanley Black & Decker, Inc.	53,620	4,571,641
WABCO Holdings, Inc. (I)	23,449	1,828,788

		30,488,781
Professional Services - 1.3%
IHS, Inc., Class A (I)	111,281	11,923,759
Nielsen Holdings NV (L)	118,290	4,081,005
Verisk Analytics, Inc., Class A (I)	46,275	2,877,380

		18,882,144
Road & Rail - 0.8%
Canadian National Railway Company	25,350	2,377,360
Hertz Global Holdings, Inc. (I)	244,853	5,883,818
Kansas City Southern	27,220	2,869,532

		11,130,710
Trading Companies & Distributors - 1.8%
HD Supply Holdings, Inc. (I)	426,750	9,704,295
MSC Industrial Direct Company, Inc., Class A	75,370	5,728,120

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Rexel SA	239,045	$5,496,363
WESCO International, Inc. (I)(L)	66,160	4,880,623

		25,809,401

		210,289,614
Information Technology - 17.7%
Communications Equipment - 1.1%
Alcatel-Lucent, ADR (I)	1,092,635	2,818,998
Cisco Systems, Inc.	496,681	11,577,634
JDS Uniphase Corp. (I)	122,375	1,570,071

		15,966,703
Computers & Peripherals - 1.1%
3D Systems Corp. (I)(L)	12,300	632,220
EMC Corp.	396,901	10,232,108
Fusion-io, Inc. (I)(L)	81,100	866,959
NetApp, Inc.	18,200	756,028
SanDisk Corp.	37,950	2,094,081
Stratasys, Ltd. (I)(L)	5,650	606,076

		15,187,472
Internet Software & Services - 4.3%
Akamai Technologies, Inc. (I)	350,197	16,102,058
Angie’s List, Inc. (I)(L)	1,000	20,960
eBay, Inc. (I)	81,586	4,078,484
Facebook, Inc., Class A (I)	80,280	3,313,958
IAC/InterActiveCorp	55,718	2,735,197
LinkedIn Corp., Class A (I)	66,282	15,910,331
Pandora Media, Inc. (I)(L)	46,565	857,727
United Internet AG	11,430	395,153
Web.com Group, Inc. (I)(L)	126,139	3,559,643
Yahoo!, Inc. (I)	523,471	14,196,534

		61,170,045
IT Services - 1.0%
Amadeus IT Holding SA, A Shares	54,037	1,744,768
Automatic Data Processing, Inc.	56,046	3,988,233
Cap Gemini SA	16,319	893,303
Nomura Research Institute, Ltd.	8,300	257,985
Otsuka Corp.	2,400	288,495
Teradata Corp. (I)	112,100	6,564,576

		13,737,360
Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	141,800	6,562,504
ASML Holding NV, ADR	29,154	2,538,147
Avago Technologies, Ltd.	156,530	6,027,970
GCL-Poly Energy Holdings, Ltd. (I)	10,997,200	2,892,422
GT Advanced Technologies, Inc. (I)(L)	671,090	4,335,241
Intel Corp.	179,100	3,936,618
Lam Research Corp. (I)	43,100	2,011,477
Micron Technology, Inc. (I)	746,940	10,135,976
NXP Semiconductor NV (I)	165,700	6,159,069
Skyworks Solutions, Inc. (I)(L)	195,115	4,948,116
Sumco Corp.	182,800	1,515,463
SunEdison, Inc. (I)	1,123,830	8,271,389
Teradyne, Inc. (I)	147,520	2,264,432

		61,598,824
Software - 5.8%
Activision Blizzard, Inc.	280,673	4,580,583
Adobe Systems, Inc. (I)	15,700	718,275
ANSYS, Inc. (I)	21,085	1,770,718
Autodesk, Inc. (I)	177,620	6,527,535
Cadence Design Systems, Inc. (I)(L)	777,630	10,474,676

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Concur Technologies, Inc. (I)(L)	114,293	$11,168,712
FactSet Research Systems, Inc. (L)	22,375	2,290,081
Informatica Corp. (I)	17,400	622,398
Microsoft Corp.	451,888	15,093,059
Monitise PLC (I)(L)	4,096,810	2,936,333
NetSuite, Inc. (I)	4,100	407,663
Oracle Corp.	302,243	9,629,462
ServiceNow, Inc. (I)	156,907	7,355,800
Symantec Corp.	296,605	7,596,054
Zynga, Inc., Class A (I)(L)	477,290	1,350,731

		82,522,080

		250,182,484
Materials - 4.7%
Chemicals - 1.6%
Asahi Kasei Corp.	25,000	182,937
Methanex Corp.	65,236	3,032,822
Mitsui Chemicals, Inc.	681,325	1,801,994
Monsanto Company	66,252	6,485,408
OCI Company, Ltd.	9,800	1,384,598
The Dow Chemical Company	103,000	3,852,200
The Sherwin-Williams Company	14,390	2,480,836
Wacker Chemie AG (L)	31,700	3,111,215

		22,332,010
Containers & Packaging - 1.2%
Graphic Packaging Holding Company (I)	222,230	1,846,731
Packaging Corp. of America	68,120	3,613,085
Rock-Tenn Company, Class A	89,826	9,980,567
Silgan Holdings, Inc.	45,775	2,159,665

		17,600,048
Metals & Mining - 0.8%
Allied Nevada Gold Corp. (I)(L)	296,300	1,374,832
AuRico Gold, Inc. (L)	550,305	2,355,305
Barrick Gold Corp. (L)	81,610	1,562,832
Continental Gold, Ltd. (I)	727,165	3,217,117
New Gold, Inc (I)	389,000	2,621,961

		11,132,047
Paper & Forest Products - 1.1%
International Paper Company	185,847	8,773,837
KapStone Paper and Packaging Corp.	37,480	1,574,160
Louisiana-Pacific Corp. (I)	102,392	1,531,784
Norbord, Inc.	136,700	3,435,345

		15,315,126

		66,379,231
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	64,300	3,046,534
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (I)(L)	508,091	3,038,384
T-Mobile US, Inc. (I)	100,138	2,338,222

		5,376,606

		8,423,140
Utilities - 1.0%
Gas Utilities - 0.7%
UGI Corp.	241,627	9,471,778
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (I)	106,555	2,059,708

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders (continued)
NRG Energy, Inc.	112,025	$2,940,656

		5,000,364

		14,472,142

TOTAL COMMON STOCKS (Cost $1,200,296,253)		$1,351,197,876

WARRANTS - 0.1%
Financials - 0.1%
Moscow Exchange MICEX (Counterparty:
Deutsche Bank AG; Expiration Date:
04/18/2023; Strike Price: $0.00) (I)(S)	1,040,540	1,905,770
Industrials - 0.0%
Platform Acquisition Holdings, Ltd.
(Expiration Date: 07/31/2020; Strike
Price: $11.50) (I)	125,700	0

TOTAL WARRANTS (Cost $1,668,532)		$1,905,770

UNITS - 0.1%
Financials - 0.1%
Silver Eagle Acquisition Corp. (I)	54,800	549,096

TOTAL UNITS (Cost $548,000)		$549,096

RIGHTS - 0.0%
Industrials - 0.0%
Fiat Industrial SpA Biglari Holdings, Inc.
(Expiration Date: 09/10/2013; Strike Price:
EUR 8.897) (I)	476,752	233

TOTAL RIGHTS (Cost $0)		$233

SECURITIES LENDING COLLATERAL - 8.1%
Securities Lending Collateral - 8.1%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	$11,392,399	114,011,716

TOTAL SECURITIES LENDING
COLLATERAL (Cost $114,007,730)		$114,011,716

SHORT-TERM INVESTMENTS - 4.2%
Repurchase Agreement - 4.2%
Deutsche Bank Tri-Party Repurchase
Agreement dated 08/30/2013 at 0.070% to
be repurchased at $59,400,462 on
09/03/2013 collateralized by $57,126,427
Federal National Mortgage Association -
Government National Mortgage
Association, 4.000% - 5.000% due
09/01/2039 - 08/01/2043, (valued at
$60,588,000 including interest)	$59,400,000	$59,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $59,400,000)		$59,400,000

Total Investments (Alpha Opportunities Fund)
(Cost $1,375,920,515) - 108.0%		$1,527,064,691
Other assets and liabilities, net - (8.0%)		(112,481,856)

TOTAL NET ASSETS - 100.0%		$1,414,582,835

Asia Total Return Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 33.6%
Australia - 6.6%
Commonwealth of Australia
3.250%, 04/21/2029	AUD	4,000,000	$3,099,689
New South Wales Treasury Corp.
6.000%, 05/01/2020		6,500,000	6,438,548
Queensland Treasury Corp.
6.000%, 10/21/2015		6,000,000	5,685,937
7.125%, 09/18/2017	NZD	5,565,000	4,707,914
Treasury Corp. of Victoria
5.750%, 11/15/2016	AUD	7,000,000	6,718,631

			26,650,719
China - 2.6%
Republic of China
0.600%, 08/18/2014	CNY	25,500,000	4,075,516
1.400%, 08/18/2016		20,000,000	3,109,231
2.380%, 07/19/2014		20,000,000	3,254,955

			10,439,702
Indonesia - 2.9%
Republic of Indonesia
5.625%, 05/15/2023	IDR	36,000,000,000	2,699,499
7.000%, 05/15/2027		24,000,000,000	1,879,024
8.250%, 06/15/2032		56,000,000,000	4,823,872
9.500%, 07/15/2031		26,000,000,000	2,512,593

			11,914,988
Malaysia - 4.2%
Government of Malaysia
3.314%, 10/31/2017	MYR	14,000,000	4,205,971
3.418%, 08/15/2022		12,000,000	3,464,837
3.580%, 09/28/2018		10,000,000	3,024,367
4.262%, 09/15/2016		12,000,000	3,736,065
4.392%, 04/15/2026		8,000,000	2,480,839

			16,912,079
New Zealand - 1.2%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	1,900,000	1,534,336
5.500%, 04/15/2023		4,100,000	3,396,990

			4,931,326
Philippines - 3.3%
Republic of the Philippines
3.900%, 11/26/2022	PHP	231,000,000	4,998,094
6.250%, 01/14/2036		200,000,000	4,854,260
7.000%, 01/27/2016		79,800,000	1,978,764
7.750%, 08/23/2017		57,000,000	1,499,267

			13,330,385
Singapore - 1.2%
Republic of Singapore
2.750%, 04/01/2042	SGD	4,000,000	2,718,225
4.000%, 09/01/2018		2,450,000	2,166,155

			4,884,380
South Korea - 7.6%
Republic of Korea
2.750%, 03/10/2018	KRW	4,600,000,000	4,072,735
3.750%, 06/10/2022		7,500,000,000	6,881,697
4.000%, 03/10/2016		9,500,000,000	8,785,307
4.750%, 03/10/2014		4,300,000,000	3,915,450
5.000%, 06/10/2020		1,000,000,000	987,950
5.750%, 09/10/2018		6,000,000,000	6,033,344

			30,676,483

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Asia Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Thailand - 4.0%
Bank of Thailand
3.200%, 10/22/2014	THB	100,000,000	$3,125,430
Kingdom of Thailand
1.200%, 07/14/2021		126,248,400	3,639,943
3.250%, 06/16/2017		130,000,000	4,016,374
3.625%, 06/16/2023		180,000,000	5,298,106

			16,079,853

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $154,712,207)			$135,819,915

CORPORATE BONDS - 58.8%
Australia - 2.2%
Australia & New Zealand Banking
Group, Ltd.
3.450%, 08/08/2022 (P)		$6,000,000	6,045,179
Crown Group Finance, Ltd.
5.750%, 07/18/2017	AUD	2,500,000	2,284,425
Telstra Corp., Ltd.
4.000%, 11/15/2017		520,000	457,513

			8,787,117
Cayman Islands - 3.3%
China Overseas Finance Cayman V, Ltd.
3.950%, 11/15/2022		$4,000,000	3,557,272
Sino MTN, Ltd.
3.250%, 09/21/2017		6,000,000	5,920,284
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		4,000,000	3,965,252

			13,442,808
China - 5.6%
Agile Property Holdings, Ltd.
8.875%, 04/28/2017		2,000,000	2,095,000
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		4,000,000	3,934,740
China Shanshui Cement Group, Ltd.
10.500%, 04/27/2017		2,000,000	2,022,500
Country Garden Holdings Company, Ltd.
7.500%, 01/10/2023 (S)		2,000,000	1,840,000
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021		2,000,000	2,068,280
Kaisa Group Holdings, Ltd.
8.875%, 03/19/2018 (S)		300,000	290,250
Longfor Properties Company, Ltd.
9.500%, 04/07/2016		2,000,000	2,145,000
Shanghai Baosteel Group Corp.
3.250%, 03/01/2014	CNY	10,000,000	1,632,437
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		$5,332,000	5,471,778
Want Want China Finance, Ltd.
1.875%, 05/14/2018 (S)		1,200,000	1,133,351

			22,633,336
Germany - 1.0%
KFW
6.000%, 03/28/2017	AUD	4,000,000	3,853,003

			3,853,003
Hong Kong - 8.2%
Bangkok Bank PCL
2.750%, 03/27/2018		$4,000,000	3,907,900

Asia Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Hong Kong (continued)
Bank of Communications Company, Ltd.
1.350%, 04/01/2014	CNY	10,000,000	$1,616,103
Bank of East Asia, Ltd.
4.250%, 09/13/2022 (P)	SGD	4,750,000	3,807,161
China Oil & Gas Group, Ltd.
5.250%, 04/25/2018 (S)		$1,300,000	1,288,979
FPT Finance, Ltd.
6.375%, 09/28/2020		3,000,000	2,990,574
Franshion Investment, Ltd.
4.700%, 10/26/2017		2,000,000	1,944,092
HKCG Finance, Ltd.
1.400%, 04/11/2016	CNY	1,000,000	155,198
HLP Finance, Ltd.
4.750%, 06/25/2022		$4,000,000	3,897,996
KWG Property Holding, Ltd.
12.500%, 08/18/2017		2,000,000	2,190,000
Lotte Shopping Business Management
Hong Kong, Ltd.
4.000%, 02/09/2015	CNY	9,200,000	1,505,163
Shimao Property Holdings, Ltd.
6.625%, 01/14/2020		$2,000,000	1,855,704
Wharf Finance No 1, Ltd.
4.000%, 03/27/2018	CNY	21,560,000	3,531,387
Wharf Finance, Ltd.
4.625%, 02/08/2017		$2,000,000	2,098,508
6.125%, 11/06/2017		2,000,000	2,217,374

			33,006,139
Indonesia - 4.5%
Adaro Indonesia PT
7.625%, 10/22/2019		2,500,000	2,587,500
Alam Sutera International Pvt, Ltd.
10.750%, 03/27/2017		2,000,000	2,105,000
Pertamina Persero PT
4.875%, 05/03/2022		4,000,000	3,480,000
5.625%, 05/20/2043 (S)		2,000,000	1,450,000
5.625%, 05/20/2043		2,500,000	1,812,500
6.000%, 05/03/2042		4,000,000	3,100,000
Perusahaan Listrik Negara PT
5.500%, 11/22/2021		4,000,000	3,620,000

			18,155,000
Japan - 1.2%
Hitachi Capital Corp.
3.750%, 03/22/2015	CNY	6,550,000	1,070,746
ORIX Corp.
4.000%, 11/29/2014		23,800,000	3,900,046

			4,970,792
Luxembourg - 1.9%
European Investment Bank
5.000%, 12/10/2013	INR	80,000,000	1,188,134
6.000%, 04/22/2014	IDR	32,340,000,000	2,736,462
6.125%, 01/23/2017	AUD	4,000,000	3,841,891

			7,766,487
Malaysia - 4.5%
IOI Investment L BHD
4.375%, 06/27/2022		$4,915,000	4,563,981
Malayan Banking BHD
3.250%, 09/20/2022 (P)		4,000,000	3,856,700
3.800%, 04/28/2021 (P)	SGD	5,250,000	4,190,843

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Asia Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Malaysia (continued)
SSG Resources, Ltd.
4.250%, 10/04/2022		$6,000,000	$5,628,198

			18,239,722
Netherlands - 1.6%
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		3,600,000	3,015,000
Indo Energy Finance II BV
6.375%, 01/24/2023 (S)		2,000,000	1,570,000
Listrindo Capital BV
6.950%, 02/21/2019		2,000,000	2,010,000

			6,595,000
Philippines - 0.2%
Petron Corp.
7.000%, 11/10/2017	PHP	40,000,000	881,307

			881,307
Singapore - 7.1%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (S)		$800,000	720,000
DBS Bank, Ltd.
3.625%, 09/21/2022 (P)		4,485,000	4,529,985
Global Logistic Properties, Ltd.
3.375%, 05/11/2016	CNY	27,000,000	4,369,764
Joynote, Ltd.
3.408%, 07/20/2018	SGD	500,000	389,188
Mapletree Treasury Services, Ltd.
(5.125% to 07/25/2017, then 10 year
Singapore Swap Offered
Rate + 4.467%)
07/25/2017 (Q)		3,250,000	2,542,914
Singapore Post, Ltd. (4.250% to
03/02/2022, then 10 year Singapore
Swap Offered Rate + 3.692%)
03/02/2022 (Q)		5,000,000	3,813,139
TBG Global Pte, Ltd.
4.625%, 04/03/2018 (S)		$1,800,000	1,650,600
Theta Capital Pte, Ltd.
7.000%, 05/16/2019		2,000,000	1,940,400
United Overseas Bank, Ltd.
2.875%, 10/17/2022 (P)		5,000,000	4,902,500
3.150%, 07/11/2022 (P)	SGD	5,000,000	3,934,839

			28,793,329
South Korea - 0.9%
Export-Import Bank of Korea
6.000%, 02/27/2014	INR	80,000,000	1,184,663
Hyundai Capital Services, Inc.
3.250%, 03/04/2014	CNY	15,000,000	2,447,997

			3,632,660
Thailand - 2.1%
PTT Global Chemical PCL
4.250%, 09/19/2022		$4,000,000	3,740,040
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/2042		900,000	907,255
Thai Oil PCL
3.625%, 01/23/2023 (S)		4,075,000	3,654,028

			8,301,323
United Kingdom - 2.4%
Bank Negara Indonesia Persero Tbk PT
4.125%, 04/27/2017		2,000,000	1,918,328

Asia Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
European Bank for Reconstruction &
Development
5.250%, 02/07/2014	INR	455,000,000	$6,723,078
Vedanta Resources PLC
9.500%, 07/18/2018		$1,000,000	1,045,000

			9,686,406
United States - 9.1%
Caterpillar Financial Services Corp.
3.350%, 11/26/2014	CNY	15,000,000	2,452,781
Ford Motor Company
4.875%, 03/26/2015		34,400,000	5,695,363
Inter-American Development Bank
3.000%, 03/25/2014	INR	150,700,000	2,190,590
4.500%, 02/04/2016	IDR	60,000,000,000	4,942,033
5.000%, 07/24/2015	INR	250,000,000	3,592,024
6.000%, 09/17/2013	IDR	25,000,000,000	2,256,181
International Bank for Reconstruction &
Development
2.000%, 06/17/2014	CNY	20,000,000	3,242,775
International Finance Corp.
1.800%, 01/27/2016		32,750,000	5,157,449
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,767,407
7.375%, 02/22/2018		2,250,000	2,176,778
Reliance Holdings USA, Inc.
5.400%, 02/14/2022		$3,500,000	3,407,810

			36,881,191
Virgin Islands - 3.0%
Bestgain Real Estate, Ltd.
2.625%, 03/13/2018		3,000,000	2,764,329
COSL Finance BVI, Ltd.
3.250%, 09/06/2022		4,000,000	3,597,784
Henson Finance, Ltd.
5.500%, 09/17/2019		3,519,000	3,698,603
Wiseyear Holdings, Ltd.
5.875%, 04/06/2021		2,000,000	2,087,706

			12,148,422

TOTAL CORPORATE BONDS (Cost $260,494,547)			$237,774,042

CAPITAL PREFERRED SECURITIES - 1.6%
Cayman Islands - 1.6%
Hutchison Whampoa International 10, Ltd.
(6.000% to 10/28/2015, then reset of
5 Year U.S. Treasury
Note Rate + 4.885% until 10/28/2020,
then 3 month LIBOR + 5.638%)
10/28/2015 (Q)		6,000,000	6,315,000

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $6,432,750)			$6,315,000

Total Investments (Asia Total Return Bond Fund)
(Cost $421,639,504) - 94.0%			$379,908,957
Other assets and liabilities, net - 6.0%			24,438,635

TOTAL NET ASSETS - 100.0%			$404,347,592

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.2%
Consumer Discretionary - 26.3%
Automobiles - 1.2%
Harley-Davidson, Inc.	233,700	$14,017,326
Tesla Motors, Inc. (I)(L)	81,900	13,841,100

		27,858,426
Hotels, Restaurants & Leisure - 6.1%
Carnival Corp.	214,000	7,723,260
Chipotle Mexican Grill, Inc. (I)	55,500	22,653,435
Las Vegas Sands Corp.	549,100	30,941,784
Marriott International, Inc., Class A	154,085	6,161,859
Starbucks Corp.	651,000	45,908,520
Starwood Hotels & Resorts Worldwide, Inc.	351,400	22,468,516

		135,857,374
Household Durables - 0.1%
D.R. Horton, Inc.	13,000	232,050
Lennar Corp., Class A (L)	27,000	858,870

		1,090,920
Internet & Catalog Retail - 8.5%
Amazon.com, Inc. (I)	350,011	98,346,091
Ctrip.com International, Ltd., ADR (I)	54,200	2,494,284
Netflix, Inc. (I)(L)	36,300	10,305,933
priceline.com, Inc. (I)	78,700	73,862,311
TripAdvisor, Inc. (I)	65,500	4,845,035

		189,853,654
Media - 2.0%
Discovery Communications, Inc., Series C (I)	401,600	28,581,872
Liberty Global PLC, Class A (I)	2,900	225,272
The Walt Disney Company	137,900	8,388,457
Twenty-First Century Fox, Inc., Class A	263,500	8,255,455

		45,451,056
Multiline Retail - 0.4%
Dollar Tree, Inc. (I)	188,000	9,907,600
Specialty Retail - 4.4%
L Brands, Inc.	251,300	14,414,568
Lowe’s Companies, Inc.	432,500	19,817,150
O’Reilly Automotive, Inc. (I)	185,100	22,713,621
Ross Stores, Inc.	173,000	11,635,980
The Home Depot, Inc.	297,500	22,160,775
Tiffany & Company	39,700	3,061,267
Tractor Supply Company	48,600	5,947,182

		99,750,543
Textiles, Apparel & Luxury Goods - 3.6%
Fossil Group, Inc. (I)	152,500	17,711,350
Lululemon Athletica, Inc. (I)(L)	169,900	12,035,716
Michael Kors Holdings, Ltd. (I)	88,400	6,549,556
NIKE, Inc., Class B	171,900	10,798,758
PVH Corp.	151,300	19,479,875
Ralph Lauren Corp.	85,300	14,109,473
VF Corp.	1,200	224,652

		80,909,380

		590,678,953
Consumer Staples - 3.7%
Beverages - 0.6%
Constellation Brands, Inc., Class A (I)	4,000	217,000
Monster Beverage Corp. (I)	89,100	5,113,449
PepsiCo, Inc.	99,500	7,933,135
The Coca-Cola Company	4,100	156,538

		13,420,122

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	85,100	$9,520,137
CVS Caremark Corp.	156,200	9,067,410
The Kroger Company	85,000	3,111,000
Whole Foods Market, Inc.	349,000	18,409,750

		40,108,297
Food Products - 0.8%
Green Mountain Coffee Roasters, Inc. (I)(L)	216,400	18,677,484
Household Products - 0.5%
The Procter & Gamble Company	131,800	10,265,902

		82,471,805
Energy - 4.5%
Energy Equipment & Services - 0.9%
Cameron International Corp. (I)	33,200	1,885,428
FMC Technologies, Inc. (I)(L)	24,800	1,330,024
Schlumberger, Ltd.	226,008	18,293,088

		21,508,540
Oil, Gas & Consumable Fuels - 3.6%
Cabot Oil & Gas Corp.	49,000	1,917,370
Concho Resources, Inc. (I)	64,500	6,224,895
EOG Resources, Inc.	70,300	11,040,615
EQT Corp.	166,200	14,246,664
Phillips 66	6,900	393,990
Pioneer Natural Resources Company	167,700	29,342,469
Range Resources Corp.	227,500	17,057,950

		80,223,953

		101,732,493
Financials - 7.9%
Capital Markets - 4.8%
Ameriprise Financial, Inc. (L)	93,789	8,079,922
Franklin Resources, Inc.	494,205	22,812,503
Invesco, Ltd.	802,700	24,369,972
Morgan Stanley	587,000	15,121,120
Northern Trust Corp.	101,811	5,586,370
State Street Corp.	304,829	20,338,191
TD Ameritrade Holding Corp.	399,100	10,244,897
The Goldman Sachs Group, Inc.	14,124	2,148,684

		108,701,659
Commercial Banks - 0.3%
U.S. Bancorp	179,500	6,485,335
Consumer Finance - 1.1%
American Express Company	351,148	25,251,053
Diversified Financial Services - 1.4%
Citigroup, Inc.	266,400	12,875,112
IntercontinentalExchange, Inc. (I)(L)	71,450	12,843,138
JPMorgan Chase & Company	104,800	5,295,544

		31,013,794
Insurance - 0.3%
Marsh & McLennan Companies, Inc.	131,800	5,434,114

		176,885,955
Health Care - 13.9%
Biotechnology - 8.4%
Alexion Pharmaceuticals, Inc. (I)	194,200	20,926,992
Biogen Idec, Inc. (I)	195,200	41,581,504
Celgene Corp. (I)	296,400	41,490,072
Gilead Sciences, Inc. (I)	1,093,100	65,881,137
Pharmacyclics, Inc. (I)	16,100	1,795,150

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. (I)	69,600	$16,864,776
Vertex Pharmaceuticals, Inc. (I)	3,000	225,450

		188,765,081
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	9,600	667,776
Becton, Dickinson and Company	12,200	1,188,036
Covidien PLC	92,500	5,494,500
Edwards Lifesciences Corp. (I)	8,700	612,306
Stryker Corp.	102,921	6,884,386

		14,847,004
Health Care Providers & Services - 3.1%
Aetna, Inc.	54,400	3,448,416
AmerisourceBergen Corp.	3,700	210,604
Express Scripts Holding Company (I)	223,700	14,289,956
Henry Schein, Inc. (I)	6,900	697,245
McKesson Corp.	327,200	39,725,352
UnitedHealth Group, Inc.	165,800	11,894,492

		70,266,065
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc. (L)	267,600	23,770,908
Pharmaceuticals - 0.7%
Allergan, Inc.	52,500	4,639,950
Perrigo Company (L)	17,600	2,139,280
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (I)	86,100	8,467,074

		15,246,304

		312,895,362
Industrials - 13.5%
Aerospace & Defense - 4.8%
Honeywell International, Inc.	200,900	15,985,613
Precision Castparts Corp.	210,300	44,423,772
The Boeing Company	315,900	32,828,328
United Technologies Corp.	150,100	15,025,010

		108,262,723
Air Freight & Logistics - 0.5%
FedEx Corp.	98,200	10,542,752
Airlines - 0.8%
Delta Air Lines, Inc.	284,800	5,619,104
United Continental Holdings, Inc. (I)	424,300	12,075,578

		17,694,682
Electrical Equipment - 0.5%
Roper Industries, Inc.	97,500	12,060,750
Industrial Conglomerates - 3.0%
3M Company	21,300	2,419,254
Danaher Corp.	986,474	64,633,776

		67,053,030
Machinery - 0.2%
Flowserve Corp.	32,100	1,790,859
Wabtec Corp.	23,400	1,369,368

		3,160,227
Professional Services - 0.3%
IHS, Inc., Class A (I)	61,400	6,579,010
Verisk Analytics, Inc., Class A (I)	4,200	261,156

		6,840,166
Road & Rail - 2.5%
J.B. Hunt Transport Services, Inc.	46,400	3,340,800

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Kansas City Southern	163,900	$17,278,338
Union Pacific Corp.	233,800	35,897,652

		56,516,790
Trading Companies & Distributors - 0.9%
Fastenal Company (L)	338,000	14,868,620
W.W. Grainger, Inc.	23,900	5,911,665

		20,780,285

		302,911,405
Information Technology - 23.1%
Communications Equipment - 1.5%
Juniper Networks, Inc. (I)	61,579	1,163,843
QUALCOMM, Inc.	506,823	33,592,228

		34,756,071
Computers & Peripherals - 1.2%
Apple, Inc.	55,900	27,226,095
Electronic Equipment, Instruments & Components - 0.0%
Trimble Navigation, Ltd. (I)	16,700	421,675
Internet Software & Services - 11.5%
Akamai Technologies, Inc. (I)(L)	162,200	7,457,956
Baidu, Inc., ADR (I)	187,700	25,438,981
eBay, Inc. (I)	754,662	37,725,553
Facebook, Inc., Class A (I)	738,965	30,504,475
Google, Inc., Class A (I)	140,984	119,399,350
LinkedIn Corp., Class A (I)	82,300	19,755,292
Tencent Holdings, Ltd.	364,900	17,040,619

		257,322,226
IT Services - 7.0%
Accenture PLC, Class A	71,200	5,144,200
Alliance Data Systems Corp. (I)(L)	58,700	11,487,590
Cognizant Technology
Solutions Corp., Class A (I)	242,000	17,738,600
Fiserv, Inc. (I)	125,400	12,072,258
Mastercard, Inc., Class A	113,360	68,705,229
Visa, Inc., Class A	236,500	41,250,330

		156,398,207
Semiconductors & Semiconductor Equipment - 0.1%
Xilinx, Inc.	36,575	1,588,087
Software - 1.8%
Autodesk, Inc. (I)	13,000	477,750
Citrix Systems, Inc. (I)	3,000	212,310
Intuit, Inc.	3,300	209,649
Red Hat, Inc. (I)	247,800	12,518,856
Salesforce.com, Inc. (I)(L)	543,900	26,721,807

		40,140,372

		517,852,733
Materials - 4.4%
Chemicals - 4.4%
Ecolab, Inc.	268,100	24,490,935
FMC Corp.	44,600	2,970,806
Monsanto Company	134,204	13,137,230
Praxair, Inc. (L)	251,900	29,573,060
The Sherwin-Williams Company	168,800	29,101,120

		99,273,151

		99,273,151

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.8%
American Tower Corp.	575,162	$39,968,007
Wireless Telecommunication Services - 0.1%
Softbank Corp.	56,900	3,551,045

		43,519,052

TOTAL COMMON STOCKS (Cost $1,236,774,210)		$2,228,220,909

SECURITIES LENDING COLLATERAL - 6.4%
Securities Lending Collateral - 6.4%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	14,313,385	143,244,062

TOTAL SECURITIES LENDING
COLLATERAL (Cost $143,237,054)		$143,244,062

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
T. Rowe Price Prime Reserve Investment
Fund, 0.0333% (Y)	14,297,153	14,297,153
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	498,344	498,344

		14,795,497

TOTAL SHORT-TERM INVESTMENTS (Cost $14,795,497)		$14,795,497

Total Investments (Blue Chip Growth Fund)
(Cost $1,394,806,761) - 106.2%		$2,386,260,468
Other assets and liabilities, net - (6.2%)		(139,289,595)

TOTAL NET ASSETS - 100.0%		$2,246,970,873

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.8%
Consumer Discretionary - 23.5%
Automobiles - 0.2%
Tesla Motors, Inc. (I)(L)	28,419	$4,802,812
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (I)	51,901	21,184,431
Dunkin’ Brands Group, Inc.	530,529	22,860,495
Starbucks Corp.	347,596	24,512,470

		68,557,396
Internet & Catalog Retail - 7.4%
Amazon.com, Inc. (I)	238,672	67,062,059
Netflix, Inc. (I)(L)	61,152	17,361,664
priceline.com, Inc. (I)	60,125	56,429,116

		140,852,839
Media - 3.0%
Discovery Communications, Inc., Class A (I)	290,345	22,504,641
The Walt Disney Company	578,615	35,197,150

		57,701,791
Specialty Retail - 3.8%
Inditex SA	255,629	33,794,908
TJX Companies, Inc.	745,850	39,321,212

		73,116,120

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 5.5%
Lululemon Athletica, Inc. (I)(L)	143,801	$10,186,863
Luxottica Group SpA	443,734	23,117,031
Michael Kors Holdings, Ltd. (I)	139,576	10,341,186
NIKE, Inc., Class B	580,669	36,477,627
Ralph Lauren Corp.	151,651	25,084,592

		105,207,299

		450,238,257
Consumer Staples - 9.1%
Beverages - 1.6%
Diageo PLC	737,664	22,631,226
Monster Beverage Corp. (I)	159,070	9,129,027

		31,760,253
Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	334,775	37,451,279
Sprouts Farmers Market, Inc. (I)(L)	20,527	758,678
Whole Foods Market, Inc.	613,601	32,367,453

		70,577,410
Food Products - 2.0%
Mead Johnson Nutrition Company	126,374	9,481,841
Mondelez International, Inc., Class A	944,499	28,967,784

		38,449,625
Personal Products - 1.8%
The Estee Lauder Companies, Inc., Class A	516,134	33,734,518

		174,521,806
Energy - 4.3%
Energy Equipment & Services - 1.5%
FMC Technologies, Inc. (I)(L)	343,524	18,423,192
Schlumberger, Ltd.	122,805	9,939,837

		28,363,029
Oil, Gas & Consumable Fuels - 2.8%
Concho Resources, Inc. (I)	249,092	24,039,869
Enbridge, Inc. (L)	222,547	9,113,300
EOG Resources, Inc.	136,096	21,373,877

		54,527,046

		82,890,075
Financials - 2.6%
Capital Markets - 2.6%
Morgan Stanley	827,490	21,316,142
The Goldman Sachs Group, Inc.	179,468	27,302,467

		48,618,609

		48,618,609
Health Care - 18.2%
Biotechnology - 8.6%
Alexion Pharmaceuticals, Inc. (I)	277,563	29,910,189
Biogen Idec, Inc. (I)	187,334	39,905,889
Celgene Corp. (I)	181,104	25,350,938
Gilead Sciences, Inc. (I)	663,884	40,012,289
Vertex Pharmaceuticals, Inc. (I)	378,286	28,428,193

		163,607,498
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	733,231	24,438,589
Health Care Providers & Services - 2.5%
Express Scripts Holding Company (I)	420,063	26,833,624

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	290,402	$20,833,439

		47,667,063
Life Sciences Tools & Services - 1.2%
Illumina, Inc. (I)(L)	304,464	23,699,478
Pharmaceuticals - 4.6%
Allergan, Inc.	232,816	20,576,278
Bristol-Myers Squibb Company	395,215	16,476,513
Novo Nordisk A/S, ADR (L)	195,082	32,566,989
Perrigo Company (L)	150,378	18,278,446

		87,898,226

		347,310,854
Industrials - 9.2%
Aerospace & Defense - 6.0%
Precision Castparts Corp.	166,190	35,105,976
Rolls-Royce Holdings PLC (I)	656,368	11,310,972
The Boeing Company	373,034	38,765,693
United Technologies Corp.	303,216	30,351,922

		115,534,563
Road & Rail - 3.2%
Canadian Pacific Railway, Ltd.	147,013	17,351,944
Kansas City Southern	118,010	12,440,614
Union Pacific Corp.	197,267	30,288,375

		60,080,933

		175,615,496
Information Technology - 29.2%
Computers & Peripherals - 5.2%
Apple, Inc.	165,832	80,768,476
EMC Corp.	757,686	19,533,145

		100,301,621
Internet Software & Services - 10.2%
eBay, Inc. (I)	473,232	23,656,868
Facebook, Inc., Class A (I)	877,754	36,233,685
Google, Inc., Class A (I)	88,906	75,294,491
LinkedIn Corp., Class A (I)	198,652	47,684,426
Rackspace Hosting, Inc. (I)	262,251	11,754,090

		194,623,560
IT Services - 5.7%
Mastercard, Inc., Class A	118,413	71,767,751
Visa, Inc., Class A	217,914	38,008,560

		109,776,311
Semiconductors & Semiconductor Equipment - 1.4%
ARM Holdings PLC, ADR	571,567	23,165,611
Avago Technologies, Ltd.	107,438	4,137,437

		27,303,048
Software - 6.7%
Red Hat, Inc. (I)	585,310	29,569,861
Salesforce.com, Inc. (I)(L)	773,112	37,982,993
Splunk, Inc. (I)	348,868	19,261,002
Tableau Software, Inc. (I)	6,248	451,793
VMware, Inc., Class A (I)(L)	297,697	25,051,203
Workday, Inc., Class A (I)(L)	205,982	14,939,874

		127,256,726

		559,261,266

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 2.3%
Chemicals - 2.3%
Monsanto Company	456,696	$44,705,971
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.8%
American Tower Corp.	222,963	15,493,699
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (I)	153,148	10,631,534

		26,125,233

TOTAL COMMON STOCKS (Cost $1,204,002,002)		$1,909,287,567

SECURITIES LENDING COLLATERAL - 5.3%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	10,133,518	101,413,212

TOTAL SECURITIES LENDING
COLLATERAL (Cost $101,406,416)		$101,413,212

Total Investments (Capital Appreciation Fund)
(Cost $1,305,408,418) - 105.1%		$2,010,700,779
Other assets and liabilities, net - (5.1%)		(97,164,701)

TOTAL NET ASSETS - 100.0%		$1,913,536,078

Capital Appreciation Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 61.4%
Consumer Discretionary - 8.3%
Auto Components - 2.6%
Delphi Automotive PLC	288,400	$15,867,761
Johnson Controls, Inc.	238,800	9,678,564
TRW Automotive Holdings Corp. (I)	309,000	21,342,630

		46,888,955
Automobiles - 0.0%
General Motors Company (I)	15,700	535,056
Media - 0.6%
The Walt Disney Company (D)	168,500	10,249,855
Multiline Retail - 1.6%
Dollar General Corp. (I)	338,200	18,252,654
Dollar Tree, Inc. (I)	169,200	8,916,840
Kohl’s Corp.	10,100	518,231

		27,687,725
Specialty Retail - 3.5%
AutoZone, Inc. (I)	69,300	29,101,842
L Brands, Inc.	312,600	17,930,736
Lowe’s Companies, Inc.	323,900	14,841,098

		61,873,676

		147,235,267
Consumer Staples - 8.7%
Beverages - 1.3%
PepsiCo, Inc.	283,900	22,635,347
Food Products - 4.4%
General Mills, Inc.	486,800	24,008,976
Kellogg Company	193,163	11,726,926
Mondelez International, Inc., Class A	515,300	15,804,251

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Nestle SA	415,059	$27,199,096

		78,739,249
Household Products - 1.6%
The Procter & Gamble Company (D)	356,000	27,728,840
Personal Products - 0.1%
Avon Products, Inc.	119,200	2,356,584
Tobacco - 1.3%
Philip Morris International, Inc. (D)	265,800	22,178,352

		153,638,372
Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Anadarko Petroleum Corp.	68,800	6,289,696
Apache Corp.	188,000	16,107,840
Chevron Corp.	21,700	2,613,331
Exxon Mobil Corp.	94,400	8,227,904
Pioneer Natural Resources Company	8,800	1,539,736
Range Resources Corp.	93,100	6,980,638
The Williams Companies, Inc. (D)	265,800	9,632,592

		51,391,737
Financials - 11.5%
Capital Markets - 5.7%
Invesco, Ltd.	1,187,900	36,064,644
State Street Corp.	488,400	32,586,048
TD Ameritrade Holding Corp.	1,276,500	32,767,755

		101,418,447
Commercial Banks - 2.0%
U.S. Bancorp (D)	985,000	35,588,050
Diversified Financial Services - 0.6%
JPMorgan Chase & Company (D)	213,200	10,772,996
Insurance - 3.2%
Marsh & McLennan Companies, Inc.	1,007,800	41,551,594
XL Group PLC	507,600	15,004,656

		56,556,250

		204,335,743
Health Care - 9.2%
Health Care Equipment & Supplies - 1.0%
DENTSPLY International, Inc.	435,800	18,299,242
Health Care Providers & Services - 2.2%
Henry Schein, Inc. (I)	76,600	7,740,430
McKesson Corp.	45,900	5,572,719
UnitedHealth Group, Inc.	347,100	24,900,954

		38,214,103
Life Sciences Tools & Services - 3.1%
Thermo Fisher Scientific, Inc. (L)	621,500	55,207,845
Pharmaceuticals - 2.9%
Pfizer, Inc. (D)	1,453,901	41,014,547
Zoetis, Inc. (D)	317,293	9,249,091

		50,263,638

		161,984,828
Industrials - 8.8%
Aerospace & Defense - 3.4%
The Boeing Company	56,600	5,881,872
United Technologies Corp.	541,900	54,244,190

		60,126,062

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies - 1.0%
Iron Mountain, Inc.	334,600	$8,632,680
Tyco International, Ltd.	265,300	8,765,512

		17,398,192
Industrial Conglomerates - 3.9%
Danaher Corp.	1,051,800	68,913,936
Machinery - 0.5%
Actuant Corp., Class A	261,235	9,331,314

		155,769,504
Information Technology - 8.6%
Electronic Equipment, Instruments & Components - 1.1%
TE Connectivity, Ltd.	418,700	20,516,300
Internet Software & Services - 1.4%
Google, Inc., Class A (I)	28,700	24,306,030
IT Services - 3.6%
Accenture PLC, Class A (D)	77,400	5,592,150
Fiserv, Inc. (I)	447,200	43,051,944
IBM Corp. (D)	79,000	14,399,330

		63,043,424
Semiconductors & Semiconductor Equipment - 2.5%
NXP Semiconductor NV (I)	338,400	12,578,328
Texas Instruments, Inc.	855,700	32,687,740

		45,266,068

		153,131,822
Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.2%
American Tower Corp.	40,200	2,793,498
Utilities - 3.2%
Electric Utilities - 1.0%
Xcel Energy, Inc.	649,900	18,145,208
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc.	260,800	6,846,000
Multi-Utilities - 1.8%
Consolidated Edison, Inc.	79,600	4,475,908
PG&E Corp.	657,519	27,194,986

		31,670,894

		56,662,102

TOTAL COMMON STOCKS (Cost $873,816,457)		$1,086,942,873

PREFERRED SECURITIES - 0.6%
Financials - 0.5%
AMG Capital Trust I, 5.100%	92,200	5,790,160
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%) (L)	75,000	2,011,500
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,000	1,569,600

		9,371,260
Utilities - 0.1%
SCE Trust I, 5.625%	60,000	1,312,200

TOTAL PREFERRED SECURITIES (Cost $9,232,519)		$10,683,460

CORPORATE BONDS - 18.6%
Consumer Discretionary - 4.1%
Amazon.com, Inc.
0.650%, 11/27/2015	$6,200,000	$6,172,980

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
American Honda Finance Corp.
0.365%, 11/13/2014 (P)(S)	$1,250,000	$1,249,873
0.637%, 05/26/2016 (P)(S)	3,100,000	3,101,324
1.000%, 08/11/2015 (S)	3,355,000	3,358,982
CCO Holdings LLC
7.250%, 10/30/2017	710,000	752,600
Cedar Fair LP
5.250%, 03/15/2021 (S)	275,000	262,625
9.125%, 08/01/2018	350,000	383,250
Daimler Finance North America LLC
0.945%, 08/01/2016 (S)	2,000,000	2,000,028
1.125%, 08/01/2018 (S)	750,000	751,084
Delphi Corp.
5.000%, 02/15/2023	525,000	533,531
5.875%, 05/15/2019	4,350,000	4,611,000
6.125%, 05/15/2021	1,225,000	1,338,313
Dollar General Corp.
1.875%, 04/15/2018	2,235,000	2,150,110
4.125%, 07/15/2017	1,125,000	1,180,106
Ford Motor Credit Company LLC
1.516%, 05/09/2016 (P)	2,955,000	2,959,749
2.750%, 05/15/2015	2,300,000	2,337,899
3.875%, 01/15/2015	3,260,000	3,356,832
4.250%, 02/03/2017	1,110,000	1,163,188
5.000%, 05/15/2018	1,490,000	1,600,087
6.625%, 08/15/2017	1,225,000	1,381,827
7.000%, 10/01/2013	1,900,000	1,908,221
8.000%, 06/01/2014	1,900,000	1,991,983
Home Depot, Inc.
5.400%, 03/01/2016	825,000	913,034
L Brands, Inc.
5.625%, 02/15/2022	225,000	226,688
6.625%, 04/01/2021	375,000	398,438
6.900%, 07/15/2017	300,000	336,000
Lamar Media Corp.
5.000%, 05/01/2023	175,000	162,313
5.875%, 02/01/2022	400,000	403,000
9.750%, 04/01/2014	1,915,000	1,996,388
NBCUniversal Enterprise, Inc.
0.805%, 04/15/2016 (P)(S)	2,480,000	2,488,186
0.953%, 04/15/2018 (P)(S)	1,060,000	1,068,898
The Walt Disney Company
0.254%, 02/11/2015 (P)	2,290,000	2,290,788
0.450%, 12/01/2015	1,465,000	1,457,271
Toyota Motor Credit Corp.
0.342%, 08/22/2014 (P)	1,835,000	1,835,824
0.424%, 03/10/2015 (P)	2,250,000	2,252,052
0.435%, 01/23/2015 (P)	1,595,000	1,596,627
0.553%, 05/17/2016 (P)	4,100,000	4,103,374
0.800%, 05/17/2016	1,500,000	1,491,812
TRW Automotive, Inc.
4.500%, 03/01/2021 (S)	400,000	385,000
Unitymedia Hessen GmbH & Company KG
7.500%, 03/15/2019 (S)	150,000	162,000
7.500%, 03/15/2019 (S)	720,000	1,030,094
8.125%, 12/01/2017 (S)	552,147	768,999
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	625,000	589,844
6.750%, 09/15/2022 (S)	700,000	726,250
7.875%, 11/01/2020 (S)	375,000	406,406

		71,634,878

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples - 2.6%
Anheuser-Busch InBev Finance, Inc.
0.800%, 01/15/2016	$4,200,000	$4,179,916
Campbell Soup Company
0.565%, 08/01/2014 (P)	5,250,000	5,258,684
Costco Wholesale Corp.
0.650%, 12/07/2015	2,585,000	2,581,081
Diageo Capital PLC
0.625%, 04/29/2016	2,600,000	2,560,087
General Mills, Inc.
0.564%, 01/29/2016 (P)	2,365,000	2,362,328
0.875%, 01/29/2016	590,000	585,125
Heineken NV
0.800%, 10/01/2015 (S)	940,000	936,578
Kellogg Company
0.495%, 02/13/2015 (P)	1,040,000	1,040,506
Kimberly-Clark Corp.
0.384%, 05/15/2016 (P)	990,000	990,285
PepsiCo, Inc.
0.465%, 07/30/2015	1,800,000	1,801,732
0.472%, 02/26/2016 (P)	3,170,000	3,171,547
0.700%, 02/26/2016	2,100,000	2,083,343
Reynolds American, Inc.
1.050%, 10/30/2015	305,000	304,948
Rite Aid Corp.
8.000%, 08/15/2020	2,150,000	2,383,813
SABMiller Holdings, Inc.
0.955%, 08/01/2018 (S)	1,045,000	1,043,997
2.200%, 08/01/2018 (S)	1,450,000	1,431,511
The Coca-Cola Company
0.240%, 03/05/2015 (P)	2,835,000	2,834,578
The Procter & Gamble Company
3.100%, 08/15/2023	5,000,000	4,883,175
Wal-Mart Stores, Inc.
0.600%, 04/11/2016	1,000,000	994,214
Walgreen Company
0.772%, 03/13/2014 (P)	2,480,000	2,483,465
1.000%, 03/13/2015	2,480,000	2,487,194

		46,398,107
Energy - 2.7%
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	3,200,000	3,124,813
7.000%, 01/15/2021	200,000	219,500
EQT Corp.
4.875%, 11/15/2021	8,885,000	9,074,979
6.500%, 04/01/2018	1,165,000	1,303,223
Laredo Petroleum, Inc.
7.375%, 05/01/2022	400,000	422,000
9.500%, 02/15/2019	1,450,000	1,613,125
Marathon Oil Corp.
0.900%, 11/01/2015	400,000	398,827
MarkWest Energy Partners LP
4.500%, 07/15/2023	3,500,000	3,185,000
5.500%, 02/15/2023	680,000	668,100
6.500%, 08/15/2021	350,000	371,875
ONEOK Partners LP
2.000%, 10/01/2017	1,120,000	1,096,411
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	5,400,000	5,278,501
5.750%, 06/01/2021	1,345,000	1,408,888
8.000%, 05/15/2019	3,500,000	3,762,500
Shell International Finance BV
0.625%, 12/04/2015	3,075,000	3,068,644

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
SM Energy Company
6.500%, 01/01/2023	$1,350,000	$1,390,500
Statoil ASA
0.554%, 05/15/2018 (P)	1,145,000	1,145,574
Targa Resources Partners LP
4.250%, 11/15/2023 (S)	400,000	354,000
5.250%, 05/01/2023 (S)	125,000	121,250
Total Capital Canada, Ltd.
0.648%, 01/15/2016 (P)	3,425,000	3,442,872
Total Capital International SA
0.750%, 01/25/2016	3,260,000	3,239,977
TransCanada PipeLines, Ltd.
0.750%, 01/15/2016	2,945,000	2,917,267

		47,607,826
Financials - 1.6%
Burlington Northern Santa Fe LLC
3.850%, 09/01/2023	4,250,000	4,215,656
CB Richard Ellis Services, Inc.
6.625%, 10/15/2020	75,000	79,688
CBRE Services, Inc.
5.000%, 03/15/2023	375,000	347,813
CIT Group, Inc.
5.250%, 04/01/2014 (S)	400,000	407,500
CNH Capital LLC
3.875%, 11/01/2015	600,000	612,000
6.250%, 11/01/2016	550,000	599,500
E*TRADE Financial Corp.
6.000%, 11/15/2017	1,925,000	1,992,375
6.375%, 11/15/2019	2,750,000	2,887,500
6.750%, 06/01/2016	1,600,000	1,692,000
Host Hotels & Resorts LP
5.875%, 06/15/2019	1,325,000	1,438,847
6.750%, 06/01/2016	142,000	143,991
International Lease Finance Corp.
2.224%, 06/15/2016 (P)	1,620,000	1,595,700
6.500%, 09/01/2014 (S)	3,825,000	3,987,563
KFW
0.500%, 04/19/2016	4,762,000	4,728,071
Legg Mason, Inc.
5.500%, 05/21/2019	3,625,000	3,894,660
Regions Bank
7.500%, 05/15/2018	75,000	87,595
Synovus Financial Corp.
5.125%, 06/15/2017	85,000	86,275

		28,796,734
Health Care - 1.8%
Baxter International, Inc.
0.445%, 12/11/2014	2,400,000	2,400,914
0.950%, 06/01/2016	1,315,000	1,308,795
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	625,000	643,750
5.875%, 01/31/2022 (S)	350,000	356,125
Merck & Company, Inc.
0.453%, 05/18/2016 (P)	4,900,000	4,908,286
0.700%, 05/18/2016	6,325,000	6,278,644
Pfizer, Inc.
0.575%, 06/15/2018 (P)	7,300,000	7,306,884
0.900%, 01/15/2017	5,200,000	5,147,813
Takeda Pharmaceutical Company, Ltd.
1.031%, 03/17/2015 (S)	2,180,000	2,189,060
Zoetis, Inc.
1.150%, 02/01/2016 (S)	695,000	695,198

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Zoetis, Inc. (continued)
1.875%, 02/01/2018 (S)	$410,000	$401,763

		31,637,232
Industrials - 2.1%
Actuant Corp.
5.625%, 06/15/2022	100,000	100,375
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)	550,000	580,250
Caterpillar Financial Services Corp.
0.502%, 02/26/2016 (P)	1,345,000	1,345,422
0.700%, 11/06/2015	1,595,000	1,591,306
1.250%, 11/06/2017	1,700,000	1,655,389
CNH Capital LLC
3.625%, 04/15/2018	1,025,000	1,004,500
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,445,061	1,640,144
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	340,543	384,814
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,805,000	1,775,669
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	435,000	446,963
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)	170,000	175,738
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	124,582	133,615
Hawaiian Airlines 2013-1 Class A Pass
Through Certificates
3.900%, 01/15/2026	835,000	764,025
John Deere Capital Corp.
0.339%, 01/12/2015 (P)	4,250,000	4,251,738
0.371%, 10/08/2014 (P)	3,250,000	3,252,402
0.700%, 09/04/2015	2,335,000	2,334,176
0.750%, 01/22/2016	1,275,000	1,267,358
PACCAR Financial Corp.
0.392%, 05/05/2015 (P)	1,005,000	1,006,006
0.536%, 02/08/2016 (P)	455,000	455,572
0.750%, 05/16/2016	825,000	814,624
Precision Castparts Corp.
0.700%, 12/20/2015	1,745,000	1,737,971
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	1,000,000	1,115,000
8.500%, 02/15/2019 (S)	1,200,000	1,332,000
United Technologies Corp.
0.760%, 06/01/2015 (P)	3,976,000	4,002,214
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	87,088	91,661
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	290,000	279,850
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	355,000	366,538
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	1,525,000	1,418,250

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021	$455,000	$432,250
Xylem, Inc.
3.550%, 09/20/2016	400,000	417,890
4.875%, 10/01/2021	100,000	104,450

		36,278,160
Information Technology - 1.0%
Apple, Inc.
0.316%, 05/03/2016 (P)	7,325,000	7,325,110
0.516%, 05/03/2018 (P)	2,900,000	2,896,039
IBM Corp.
0.450%, 05/06/2016	5,400,000	5,332,462
NXP BV
3.750%, 06/01/2018 (S)	425,000	410,656
5.750%, 02/15/2021 to 03/15/2023 (S)	1,550,000	1,536,500

		17,500,767
Materials - 0.2%
Ball Corp.
7.375%, 09/01/2019	925,000	1,001,313
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
6.750%, 06/29/2067	1,425,000	1,956,425

		2,957,738
Telecommunication Services - 1.9%
American Tower Corp.
4.625%, 04/01/2015	170,000	177,578
AT&T, Inc.
0.650%, 02/12/2016 (P)	5,200,000	5,214,815
0.800%, 12/01/2015	4,355,000	4,341,722
0.900%, 02/12/2016	2,125,000	2,109,938
British Telecommunications PLC
1.397%, 12/20/2013 (P)	1,375,000	1,379,089
2.000%, 06/22/2015	935,000	950,578
Crown Castle International Corp.
5.250%, 01/15/2023	250,000	236,250
7.125%, 11/01/2019	420,000	451,500
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)	200,000	185,500
7.250%, 04/01/2019 to 10/15/2020	575,000	614,813
8.500%, 11/01/2019	675,000	734,063
Matterhorn Mobile SA
5.393%, 05/15/2019 (P)(S)	445,500	485,360
6.750%, 05/15/2019 (S)	1,400,000	1,595,830
SBA Communications Corp.
5.625%, 10/01/2019	575,000	566,375
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	4,980,000	5,814,150
Sprint Nextel Corp.
11.500%, 11/15/2021	330,000	430,650
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	1,490,000	1,557,050
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	1,525,000	1,647,000
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	1,450,000	1,515,250
Verizon Communications, Inc.
0.460%, 03/06/2015 (P)(S)	4,200,000	4,194,973

		34,202,484

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities - 0.6%
CMS Energy Corp.
6.550%, 07/17/2017	$745,000	$855,591
8.750%, 06/15/2019	345,000	440,896
EQT Corp.
8.125%, 06/01/2019	2,791,000	3,350,916
Florida Power Corp.
0.650%, 11/15/2015	1,705,000	1,699,895
NSTAR Electric Company
0.503%, 05/17/2016 (P)	1,800,000	1,796,656
Suburban Propane Partners LP
7.375%, 08/01/2021	400,000	421,000
7.500%, 10/01/2018	700,000	750,750
Xcel Energy, Inc.
0.750%, 05/09/2016	1,990,000	1,965,149

		11,280,853

TOTAL CORPORATE BONDS (Cost $326,691,392)		$328,294,779

CONVERTIBLE BONDS - 0.5%
Industrials - 0.5%
Continental Airlines, Inc. 4.500%, 01/15/2015	5,110,000	8,176,000

TOTAL CONVERTIBLE BONDS (Cost $6,833,164)		$8,176,000

TERM LOANS (M) - 8.5%
Consumer Discretionary - 0.7%
Cequel Communications LLC
3.500%, 02/14/2019	1,746,717	1,746,708
Charter Communications Operating LLC
3.000%, 07/01/2020	2,000,000	1,978,126
3.000%, 01/04/2021	817,514	809,748
Kasima LLC
3.250%, 05/17/2021	550,000	547,479
Peninsula Gaming LLC
4.250%, 11/20/2017	4,499,674	4,517,250
Wendy’s International, Inc.
3.250%, 05/15/2019	3,100,000	3,093,220

		12,692,531
Consumer Staples - 4.6%
Dunkin’ Brands, Inc.
3.750%, 02/14/2020	54,341,929	54,257,047
HJ Heinz Company
3.500%, 06/05/2020	26,850,000	26,984,250

		81,241,297
Energy - 0.1%
Terra-Gen Finance Company LLC
6.500%, 06/22/2017	1,168,784	1,165,862
Financials - 0.1%
Pinnacle Foods Finance LLC
3.250%, 04/29/2020	1,496,250	1,479,417
Health Care - 0.1%
DaVita HealthCare Partners, Inc.
4.000%, 11/01/2019	1,691,500	1,697,239
HCA, Inc.
3.026%, 03/31/2017	800,000	799,125

		2,496,364
Telecommunication Services - 2.9%
Crown Castle Operating Company
3.250%, 01/31/2019	13,846,896	13,710,905
Intelsat Jackson Holdings SA
4.250%, 04/02/2018	24,812,500	24,952,070

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Telecommunication Services (continued)
SBA Senior Finance
3.750%, 06/30/2018	$72,212	$72,212
Telesat Canada
3.500%, 03/28/2019	3,530,611	3,530,611
4.375%, 03/28/2017	804,375	757,944
6.000%, 03/28/2019	3,740,625	3,551,339
UPC Broadband Holding BV
3.250%, 06/30/2021	5,675,000	5,646,625

		52,221,706

TOTAL TERM LOANS (Cost $151,218,503)		$151,297,177

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.5%
U.S. Government Agency - 5.5%
Federal Home Loan Mortgage Corp.
Series 4074, Class FK,
0.564%, 07/15/2042 (P)	$3,558,749	$3,577,216
Series 4097, Class TF,
0.584%, 05/15/2039 (P)	6,446,377	6,487,640
Series 4097, Class FA,
0.634%, 08/15/2042 (P)	5,785,420	5,831,414
Series 4091, Class TF,
0.634%, 08/15/2042 (P)	1,504,899	1,513,334
Series 4060, Class FH,
0.684%, 06/15/2042 (P)	1,988,892	2,009,443
Series 4062, Class AF,
0.684%, 06/15/2042 (P)	3,430,668	3,456,457
Series 4080, Class FA,
0.684%, 07/15/2042 (P)	1,884,551	1,902,185
Series 4086, Class FT,
0.684%, 07/15/2042 (P)	2,763,651	2,811,688
Series 4077, Class FD,
0.684%, 07/15/2042 (P)	1,879,368	1,898,562
Series 4089, Class FD,
0.684%, 08/15/2042 (P)	1,150,390	1,161,139
Federal National Mortgage Association
Series 2012-99, Class FB,
0.564%, 09/25/2042 (P)	1,488,209	1,495,972
Series 2012-86, Class CF,
0.584%, 04/25/2039 (P)	2,877,569	2,895,252
Series 2012-114, Class DF,
0.584%, 08/25/2039 (P)	5,559,752	5,590,747
Series 2012-75, Class NF,
0.584%, 07/25/2042 (P)	2,411,452	2,424,042
Series 2012-93, Class FG,
0.584%, 09/25/2042 (P)	2,956,972	2,972,939
Series 2012-113, Class FM,
0.584%, 10/25/2042 (P)	5,511,117	5,545,572
Series 2012-113, Class FC,
0.584%, 10/25/2042 (P)	7,750,270	7,792,378
Series 2012-113, Class GF,
0.584%, 10/25/2042 (P)	2,504,205	2,517,640
Series 2012-79, Class FM,
0.634%, 07/25/2042 (P)	3,695,961	3,726,297
Series 2012-86, Class FC,
0.634%, 08/25/2042 (P)	2,879,783	2,917,710
Series 2012-103, Class CF,
0.634%, 09/25/2042 (P)	5,556,832	5,600,881
Series 2012-99, Class FQ,
0.634%, 09/25/2042 (P)	5,058,585	5,121,120
Series 2012-93, Class FK,
0.634%, 09/25/2042 (P)	3,194,634	3,220,383

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2012-99, Class FA,
0.634%, 09/25/2042 (P)	$909,473	$917,615
Series 2012-87, Class FK,
0.684%, 08/25/2042 (P)	2,608,221	2,654,890
Series 2012-18, Class FB,
0.734%, 03/25/2042 (P)	1,614,041	1,621,658
Government National Mortgage Association
Series 2012-21, Class FQ,
0.534%, 02/20/2042 (P)	2,058,921	2,065,722
Series 2011-93, Class BF,
0.584%, 07/16/2041 (P)	2,178,378	2,189,242
Series 2012-32, Class FP,
0.584%, 03/16/2042 (P)	1,973,674	1,988,070
Series 2012-43, Class FH,
0.584%, 04/16/2042 (P)	4,121,698	4,152,067

		98,059,275

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $97,532,636)		$98,059,275

ASSET BACKED SECURITIES - 0.8%
Ally Master Owner Trust, Series 2012-3,
Class A1 0.884%, 06/15/2017 (P)	9,050,000	9,069,584
Ford Credit Auto Owner Trust, Series 2012-C,
Class A3 0.580%, 12/15/2016	2,265,000	2,266,601
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	2,205,000	2,205,287

TOTAL ASSET BACKED SECURITIES (Cost $13,519,864)		$13,541,472

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury Notes 2.500%, 08/15/2023	$17,925,000	$17,493,698

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $17,293,372)		$17,493,698

SECURITIES LENDING COLLATERAL - 2.9%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	5,201,549	52,055,545

TOTAL SECURITIES LENDING
COLLATERAL (Cost $52,055,331)		$52,055,545

SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	7,294,448	7,294,448
T. Rowe Price Reserve Investment
Fund, 0.0333% (Y)	51,184,596	51,184,596

		58,479,044

TOTAL SHORT-TERM INVESTMENTS (Cost $58,479,044)		$58,479,044

Total Investments (Capital Appreciation Value Fund)
(Cost $1,606,672,282) - 103.1%		$1,825,023,323
Other assets and liabilities, net - (3.1%)		(55,281,532)

TOTAL NET ASSETS - 100.0%		$1,769,741,791

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 52.9%
U.S. Government - 18.9%
U.S. Treasury Bonds
2.750%, 11/15/2042	$1,348,000	$1,111,468
2.875%, 05/15/2043	1,136,000	960,986
3.125%, 02/15/2043	2,747,000	2,452,986
3.625%, 08/15/2043	253,000	249,205
4.375%, 05/15/2041	961,000	1,082,476
U.S. Treasury Notes
0.375%, 08/31/2015 (C)	24,375,000	24,359,766
0.625%, 08/15/2016 (C)	26,467,000	26,351,207
1.375%, 07/31/2018	4,897,000	4,843,437
1.500%, 08/31/2018 (C)	23,008,000	22,864,200
1.750%, 05/15/2023	7,000	6,385
2.000%, 07/31/2020	738,000	727,449
2.500%, 08/15/2023	2,721,000	2,655,527
2.750%, 11/30/2016	5,237,000	5,541,809
3.125%, 04/30/2017	8,071,000	8,653,629

		101,860,530
U.S. Government Agency - 34.0%
Federal Home Loan Mortgage Corp.
2.115%, 02/01/2043 (P)	8,517	8,464
2.240%, 07/01/2043 (P)	4,797,555	4,780,366
2.374%, 02/01/2043 (P)	7,695	7,709
2.642%, 09/01/2042 (C)(P)	2,161,348	2,141,635
2.673%, 07/01/2042 (C)(P)	1,260,011	1,250,948
2.718%, 07/01/2042 (C)(P)	1,420,485	1,412,631
3.000%, 07/01/2032 to 06/01/2043	7,537,776	7,185,708
3.165%, 02/01/2042 (C)(P)	1,257,372	1,274,491
3.500%, 03/01/2033 to 05/01/2043	10,096,367	9,956,699
3.500%, 08/01/2043 (C)	282,000	276,327
4.000%, 06/01/2033 to 10/01/2042	10,540,672	10,768,490
4.500%, 09/01/2042 to 11/01/2042	1,500,256	1,588,335
5.000%, 08/01/2039 to 04/01/2042	7,960,842	8,627,180
5.500%, 07/01/2038	1,692,684	1,833,150
6.000%, 03/01/2034 to 03/01/2036	699,860	773,624
Federal National Mortgage Association
1.710%, 08/01/2043 (P)	268,408	261,925
1.890%, 09/25/2043 (C)	1,688,000	1,633,305
2.007%, 01/01/2043 (P)	551,131	550,149
2.031%, 07/01/2043 (P)	851,396	819,232
2.036%, 07/01/2043 (P)	329,849	314,880
2.458%, 08/01/2043 (P)	207,902	202,418
2.458%, 09/25/2043 (C)	644,000	627,014
2.520%, 09/25/2043 (C)	1,288,000	1,290,342
2.661%, 07/01/2042 (C)(P)	1,409,343	1,403,781
3.000%, TBA (C)	1,900,000	1,816,430
3.000%, 02/01/2033 to 06/01/2043	25,627,126	24,296,674
3.027%, 03/01/2042 (C)(P)	502,211	507,235
3.030%, 03/01/2042 (C)(P)	1,254,346	1,268,250
3.500%, TBA (C)	11,050,966	10,997,866
3.500%, 07/01/2032 to 04/01/2043	22,777,745	22,562,639
3.500%, 08/01/2043 to 09/01/2043 (C)	2,438,883	2,401,253
4.000%, TBA (C)	100,000	102,824
4.000%, 06/01/2042	2,644,432	2,703,518
4.500%, TBA (C)	9,300,000	9,788,328
4.500%, 12/01/2042	477,535	503,986
5.000%, 02/01/2040 (C)	1,268,736	1,374,132
5.000%, 03/01/2041 to 09/01/2041	12,231,640	13,354,805
5.500%, 09/01/2034 to 04/01/2040	1,741,556	1,910,494
6.000%, 03/01/2034 to 07/01/2037	9,971,580	11,024,122
6.500%, 10/01/2036	87,072	96,477
Government National Mortgage Association
3.000%, TBA (C)	2,500,000	2,415,039

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
3.500%, TBA (C)	$4,800,000	$4,822,125
4.000%, TBA (C)	5,200,000	5,391,047
4.500%, TBA (C)	4,700,000	4,982,781
6.000%, 01/15/2040	2,323,981	2,563,462

		183,872,290

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $291,617,730)		$285,732,820

FOREIGN GOVERNMENT
OBLIGATIONS - 1.6%
Canada - 0.1%
Province of Quebec
2.625%, 02/13/2023	815,000	750,111
Japan - 0.4%
Japan Bank for International Cooperation
1.750%, 07/31/2018	1,410,000	1,391,188
3.375%, 07/31/2023	805,000	796,063

		2,187,251
Mexico - 0.3%
Government of Mexico
5.750%, 10/12/2110	1,742,000	1,563,445
Slovakia - 0.3%
Government of Slovakia
4.375%, 05/21/2022 (S)	1,800,000	1,791,000
Slovenia - 0.4%
Republic of Slovenia
4.750%, 05/10/2018 (S)	1,095,000	1,056,675
5.500%, 10/26/2022 (S)	520,000	479,700
5.850%, 05/10/2023 (S)	400,000	376,000

		1,912,375
Spain - 0.1%
Government of Spain
4.000%, 03/06/2018 (S)	550,000	544,445

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,346,382)		$8,748,627

CORPORATE BONDS - 23.8%
Consumer Discretionary - 2.2%
CBS Corp. 4.850%, 07/01/2042	280,000	245,483
Daimler Finance North America LLC
1.450%, 08/01/2016 (S)	1,150,000	1,144,942
1.875%, 09/15/2014 (S)	759,000	767,451
2.375%, 08/01/2018 (S)	820,000	810,144
DIRECTV Holdings LLC 3.800%, 03/15/2022	565,000	525,893
Ford Motor Credit Company LLC
2.750%, 05/15/2015	420,000	426,921
4.375%, 08/06/2023	450,000	438,202
5.875%, 08/02/2021	1,377,000	1,494,280
Hyundai Capital America
1.875%, 08/09/2016 (S)	585,000	584,162
2.875%, 08/09/2018 (S)	815,000	809,705
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	1,000,000	982,382
NBCUniversal Enterprise, Inc.
1.974%, 04/15/2019 (S)	755,000	727,100
NBCUniversal Media LLC
4.450%, 01/15/2043	488,000	449,835

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Pearson Funding Four PLC
3.750%, 05/08/2022 (S)	$404,000	$387,230
Time Warner Cable, Inc. 4.500%, 09/15/2042	310,000	239,845
Viacom, Inc.
2.500%, 09/01/2018	345,000	340,880
4.250%, 09/01/2023	675,000	666,412
5.850%, 09/01/2043	675,000	682,748

		11,723,615
Consumer Staples - 1.3%
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	425,000	531,011
Avon Products, Inc. 5.000%, 03/15/2023	245,000	243,742
ConAgra Foods, Inc. 1.300%, 01/25/2016	460,000	462,837
Diageo Capital PLC 1.125%, 04/29/2018	685,000	652,687
Fomento Economico Mexicano SAB de CV
2.875%, 05/10/2023	275,000	240,263
4.375%, 05/10/2043	289,000	234,184
Kraft Foods Group, Inc. 6.500%, 02/09/2040	595,000	703,672
PepsiCo, Inc. 2.250%, 01/07/2019	1,020,000	1,008,455
Pernod-Ricard SA
4.250%, 07/15/2022 (S)	715,000	718,200
5.750%, 04/07/2021 (S)	582,000	646,129
Philip Morris International, Inc.
4.125%, 03/04/2043	400,000	352,579
The Kroger Company
3.850%, 08/01/2023	405,000	395,892
5.150%, 08/01/2043	360,000	350,437
Tyson Foods, Inc. 4.500%, 06/15/2022	630,000	646,675

		7,186,763
Energy - 3.4%
BP Capital Markets PLC
2.500%, 11/06/2022	405,000	361,676
2.750%, 05/10/2023	605,000	546,207
Canadian Oil Sands, Ltd.
4.500%, 04/01/2022 (S)	367,000	366,771
6.000%, 04/01/2042 (S)	587,000	608,438
Chevron Corp.
1.718%, 06/24/2018	280,000	275,544
3.191%, 06/24/2023	545,000	527,654
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	425,000	376,692
DCP Midstream Operating LP
3.250%, 10/01/2015	285,000	294,322
4.950%, 04/01/2022	775,000	769,716
El Paso Pipeline Partners Operating
Company LLC 4.100%, 11/15/2015	670,000	710,629
Energen Corp. 4.625%, 09/01/2021	667,000	653,333
Energy Transfer Partners LP
3.600%, 02/01/2023	460,000	426,234
5.150%, 02/01/2043	170,000	155,868
6.500%, 02/01/2042	128,000	137,370
Halliburton Company
2.000%, 08/01/2018	835,000	825,443
3.500%, 08/01/2023	505,000	497,155
4.750%, 08/01/2043	240,000	238,546
Hess Corp. 5.600%, 02/15/2041	155,000	158,550
Husky Energy, Inc. 7.250%, 12/15/2019	367,000	446,532
Kerr-McGee Corp. 6.950%, 07/01/2024	1,070,000	1,259,510
Kinder Morgan Energy Partners LP
5.000%, 08/15/2042 to 03/01/2043	690,000	640,576
Murphy Oil Corp. 3.700%, 12/01/2022	785,000	728,993
ONEOK Partners LP 2.000%, 10/01/2017	510,000	499,258

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petrobras Global Finance BV
3.000%, 01/15/2019	$1,380,000	$1,267,484
Petroleos Mexicanos
2.286%, 07/18/2018 (P)	345,000	354,833
4.875%, 01/18/2024	345,000	339,825
5.500%, 06/27/2044	425,000	368,688
Rowan Companies, Inc. 5.400%, 12/01/2042	330,000	297,470
Sunoco Logistics Partners Operations LP
4.950%, 01/15/2043	151,000	136,162
Talisman Energy, Inc. 7.750%, 06/01/2019	560,000	675,047
TC Pipelines LP 4.650%, 06/15/2021	416,000	420,777
Total Capital International SA
1.000%, 08/12/2016	437,000	436,050
Total Capital SA 2.125%, 08/10/2018	735,000	731,493
Transocean, Inc. 6.375%, 12/15/2021	735,000	809,112
Weatherford International, Ltd.
4.500%, 04/15/2022	225,000	219,061
Western Gas Partners LP 5.375%, 06/01/2021	185,000	199,545
WPX Energy, Inc. 6.000%, 01/15/2022	430,000	428,925

		18,189,489
Financials - 9.6%
American Express Credit Corp.
1.750%, 06/12/2015	1,403,000	1,425,426
American International Group, Inc.
4.875%, 06/01/2022	268,000	285,371
6.400%, 12/15/2020	410,000	477,806
8.250%, 08/15/2018	480,000	593,057
Assurant, Inc. 2.500%, 03/15/2018	660,000	642,364
Banco Santander SA 4.125%, 11/09/2022 (S)	810,000	735,075
Bank of America Corp.
1.500%, 10/09/2015	2,209,000	2,213,179
2.000%, 01/11/2018	1,571,000	1,523,133
3.300%, 01/11/2023	435,000	401,200
4.100%, 07/24/2023	1,300,000	1,276,270
6.000%, 09/01/2017	760,000	852,783
Berkshire Hathaway Finance Corp.
4.300%, 05/15/2043	130,000	117,702
Berkshire Hathaway, Inc. 4.500%, 02/11/2043	220,000	206,090
BNP Paribas SA 2.700%, 08/20/2018	1,320,000	1,312,855
Boston Properties LP
3.125%, 09/01/2023	645,000	587,499
3.800%, 02/01/2024	660,000	630,969
3.850%, 02/01/2023	265,000	256,876
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	435,000	439,072
Citigroup, Inc.
1.700%, 07/25/2016	1,330,000	1,329,045
2.650%, 03/02/2015	442,000	451,990
4.450%, 01/10/2017	941,000	1,012,171
5.875%, 01/30/2042	305,000	337,393
Daimler Finance North America LLC
1.875%, 01/11/2018 (S)	640,000	627,295
DDR Corp.
3.375%, 05/15/2023	775,000	699,778
4.625%, 07/15/2022	810,000	810,926
Discover Bank/Greenwood DE
4.200%, 08/08/2023	475,000	466,723
DNB Boligkreditt AS 1.450%, 03/21/2018 (S)	575,000	556,428
Equity One, Inc. 3.750%, 11/15/2022	274,000	255,153
Federal Realty
Investment Trust 3.000%, 08/01/2022	330,000	303,174
General Electric Capital Corp.
2.300%, 04/27/2017	865,000	875,970

The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp. (continued)
3.100%, 01/09/2023	$913,000	$842,121
5.875%, 01/14/2038	730,000	788,239
Hartford Financial Services Group, Inc.
4.300%, 04/15/2043	475,000	423,341
5.125%, 04/15/2022	195,000	211,900
HCP, Inc.
2.625%, 02/01/2020	169,000	157,997
3.750%, 02/01/2019	780,000	798,101
5.650%, 12/15/2013	900,000	911,976
HSBC Holdings PLC 4.000%, 03/30/2022	410,000	412,703
HSBC USA, Inc. 2.375%, 02/13/2015	845,000	864,149
ING US, Inc. 5.500%, 07/15/2022	205,000	218,776
Inter-American Development Bank
3.875%, 10/28/2041	688,000	644,597
JPMorgan Chase & Company
3.200%, 01/25/2023	335,000	310,986
5.400%, 01/06/2042	159,000	168,118
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,330,000	1,508,721
Lazard Group LLC
6.850%, 06/15/2017	1,305,000	1,471,776
7.125%, 05/15/2015	940,000	1,020,031
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	315,000	303,292
6.500%, 05/01/2042 (S)	377,000	413,728
Markel Corp.
3.625%, 03/30/2023	285,000	268,565
4.900%, 07/01/2022	390,000	409,978
5.000%, 03/30/2043	275,000	258,517
Morgan Stanley
1.750%, 02/25/2016	425,000	424,739
5.500%, 07/28/2021	707,000	766,795
Morgan Stanley Company, Sr
Note 5.375%, 10/15/2015	665,000	715,774
Murray Street Investment Trust I
4.647%, 03/09/2017	2,271,000	2,407,396
National Rural Utilities Cooperative
Finance Corp. 2.350%, 06/15/2020	530,000	510,314
PNC Bank NA 3.800%, 07/25/2023	445,000	431,809
Prologis LP 4.250%, 08/15/2023	1,165,000	1,143,805
Protective Life Corp. 8.450%, 10/15/2039	150,000	190,164
Prudential Financial, Inc. 2.300%, 08/15/2018	460,000	458,768
Rabobank Nederland NV 3.875%, 02/08/2022	580,000	574,499
Royal Bank of Canada 2.200%, 07/27/2018	1,665,000	1,659,034
Royal Bank of Scotland Group PLC
6.100%, 06/10/2023	360,000	345,691
6.125%, 12/15/2022	392,000	376,604
Sparebank 1 Boligkreditt AS
1.750%, 11/15/2019 (S)	935,000	869,768
Stadshypotek AB 1.875%, 10/02/2019 (S)	1,450,000	1,373,383
Standard Chartered PLC
3.950%, 01/11/2023 (S)	720,000	660,900
Swedbank Hypotek AB
1.375%, 03/28/2018 (S)	1,590,000	1,533,596
The Allstate Corp. 5.750%, 08/15/2053 (P)	615,000	605,775
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018	143,000	140,233
2.900%, 07/19/2018	760,000	758,013
5.750%, 01/24/2022	420,000	460,357
6.250%, 02/01/2041	495,000	549,610
6.750%, 10/01/2037	279,000	286,787
Ventas Realty LP 2.700%, 04/01/2020	315,000	295,459

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
WR Berkley Corp. 4.625%, 03/15/2022	$340,000	$348,342

		51,998,000
Health Care - 1.9%
AbbVie, Inc. 2.000%, 11/06/2018	365,000	355,545
Amgen, Inc. 5.375%, 05/15/2043	1,075,000	1,072,831
Boston Scientific Corp.
2.650%, 10/01/2018	545,000	539,416
4.125%, 10/01/2023	670,000	654,624
Celgene Corp.
2.300%, 08/15/2018	440,000	436,987
5.250%, 08/15/2043	585,000	573,017
Express Scripts Holding Company
2.100%, 02/12/2015	920,000	934,684
Mallinckrodt International Finance SA
4.750%, 04/15/2023 (S)	1,385,000	1,310,310
Merck & Company, Inc.
1.300%, 05/18/2018	735,000	711,122
2.800%, 05/18/2023	805,000	749,589
Perrigo Company 2.950%, 05/15/2023	395,000	376,680
Pfizer, Inc. 3.000%, 06/15/2023	425,000	402,489
St. Jude Medical, Inc. 3.250%, 04/15/2023	770,000	722,599
Teva Pharmaceutical Finance Company BV
2.950%, 12/18/2022	219,000	201,167
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/2020	492,000	461,891
WellPoint, Inc.
3.125%, 05/15/2022	798,000	750,011
5.100%, 01/15/2044	240,000	233,918

		10,486,880
Industrials - 0.6%
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	213,000	200,482
5.625%, 03/15/2042 (S)	659,000	667,149
Glencore Funding LLC
2.500%, 01/15/2019 (S)	475,000	431,077
Northrop Grumman Corp.
3.250%, 08/01/2023	845,000	794,921
4.750%, 06/01/2043	655,000	622,154
Owens Corning 4.200%, 12/15/2022	404,000	390,153
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	366,000	361,360

		3,467,296
Information Technology - 0.8%
Baidu, Inc. 3.250%, 08/06/2018	615,000	606,520
IBM Corp. 1.625%, 05/15/2020	950,000	880,153
Intel Corp. 4.000%, 12/15/2032	615,000	572,744
Oracle Corp.
2.375%, 01/15/2019	1,660,000	1,650,651
3.625%, 07/15/2023	790,000	781,999

		4,492,067
Materials - 0.5%
Barrick Gold Corp. 4.100%, 05/01/2023 (S)	570,000	499,920
Barrick North America Finance LLC
5.750%, 05/01/2043 (S)	235,000	199,283
LYB International Finance BV
4.000%, 07/15/2023	490,000	481,807
5.250%, 07/15/2043	350,000	348,506
Vale SA 5.625%, 09/11/2042	435,000	361,704

The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Xstrata Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	$505,000	$502,606

		2,393,826
Telecommunication Services - 1.6%
America Movil SAB de CV
2.375%, 09/08/2016	440,000	445,755
3.125%, 07/16/2022	1,285,000	1,157,114
American Tower Corp.
3.500%, 01/31/2023	616,000	552,985
4.500%, 01/15/2018	850,000	897,895
5.050%, 09/01/2020	442,000	457,283
AT&T, Inc.
1.600%, 02/15/2017	860,000	853,488
4.300%, 12/15/2042	740,000	632,650
Rogers Communications, Inc.
3.000%, 03/15/2023	415,000	375,052
Telefonica Chile SA 3.875%, 10/12/2022 (S)	565,000	497,373
Telefonica Emisiones SAU
4.570%, 04/27/2023	710,000	669,757
Vodafone Group PLC
0.900%, 02/19/2016	1,380,000	1,374,400
1.500%, 02/19/2018	950,000	912,606

		8,826,358
Utilities - 1.9%
AGL Capital Corp. 4.400%, 06/01/2043	515,000	475,002
Ameren Corp. 8.875%, 05/15/2014	720,000	758,861
American Electric Power Company, Inc.
1.650%, 12/15/2017	940,000	913,075
Carolina Power & Light Company
4.100%, 05/15/2042	160,000	146,645
CMS Energy Corp. 2.750%, 05/15/2014	460,000	467,003
Commonwealth Edison Company
4.600%, 08/15/2043	470,000	463,364
Dominion Resources, Inc. 8.875%, 01/15/2019	705,000	908,356
Duke Energy Corp. 1.625%, 08/15/2017	410,000	404,846
Duke Energy Indiana, Inc. 4.900%, 07/15/2043	355,000	364,109
EDF SA 4.600%, 01/27/2020 (S)	305,000	328,074
NextEra Energy Capital Holdings, Inc.
3.625%, 06/15/2023	230,000	218,081
Niagara Mohawk Power Corp.
4.119%, 11/28/2042 (S)	160,000	140,951
Northern States Power Company
2.600%, 05/15/2023	120,000	110,917
Pacific Gas & Electric Company
3.250%, 06/15/2023	425,000	403,089
4.600%, 06/15/2043	285,000	270,031
PPL Capital Funding, Inc.
3.400%, 06/01/2023	365,000	341,326
4.200%, 06/15/2022	290,000	291,500
4.700%, 06/01/2043	390,000	352,004
PPL Electric Utilities Corp.
4.750%, 07/15/2043	155,000	159,048
Progress Energy, Inc. 3.150%, 04/01/2022	293,000	279,619
Southern Power Company 5.250%, 07/15/2043	335,000	337,092
Southwestern Electric Power Company
3.550%, 02/15/2022	560,000	537,480
The Southern Company 2.450%, 09/01/2018	607,000	607,444
Virginia Electric and Power Company
4.650%, 08/15/2043	380,000	380,717

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Westar Energy, Inc. 4.625%, 09/01/2043	$340,000	$340,914

		9,999,548

TOTAL CORPORATE BONDS (Cost $133,115,575)		$128,763,842

MUNICIPAL BONDS - 1.1%
County of Clark (Nevada) 6.820%, 07/01/2045	685,000	854,188
Los Angeles Community College District
(California) 6.750%, 08/01/2049	655,000	808,322
New Jersey State Turnpike Authority
7.102%, 01/01/2041	823,000	1,032,240
North Texas Tollway Authority
6.718%, 01/01/2049	755,000	904,309
Port Authority of New York & New Jersey
4.458%, 10/01/2062	890,000	766,584
State of California 7.600%, 11/01/2040	570,000	744,591
State of Illinois, GO
5.365%, 03/01/2017	405,000	428,239
5.877%, 03/01/2019	330,000	355,707
The Ohio State University 4.800%, 06/01/2111	259,000	226,180

TOTAL MUNICIPAL BONDS (Cost $5,745,221)		$6,120,360

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.0%
Commercial & Residential - 8.9%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	7,906	7,930
Series 2006-6, Class A4,
5.356%, 10/10/2045	907,000	981,260
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2005-PWR7,
Class A2 4.945%, 02/11/2041	34,645	34,669
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P)(S)	925,000	1,000,485
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class AAB,
2.690%, 04/10/2046	282,000	269,661
Series 2005-C3, Class A4,
4.860%, 05/15/2043	801,000	836,979
COMM Mortgage Trust
Series 2013-CR9, Class A1,
1.344%, 07/10/2045	660,199	658,290
Series 2013-CR7, Class ASB,
2.739%, 03/10/2046	937,000	903,921
Series 2012-LC4, Class A3,
3.069%, 12/10/2044	364,000	366,194
Series 2013-CR9, Class ASB,
3.834%, 07/10/2045	867,000	885,565
Commercial Mortgage Pass
Through Certificates
Series 2012-LC4, Class A4,
3.288%, 12/10/2044	675,000	655,017
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	836,000	874,786
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2004-C5, Class A4,
4.829%, 11/15/2037	168,000	174,203
Series 2005-C2, Class A4,
4.832%, 04/15/2037	390,000	407,348

The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%, 12/15/2039	$1,681,000	$1,830,049
CS First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4
5.100%, 08/15/2038 (P)	665,000	701,914
DBUBS Mortgage Trust, Series 2011-LC1A,
Class A1 3.742%, 11/10/2046 (S)	433,110	456,180
DDR Corp., Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	931,386	955,188
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	2,962,000	3,150,259
Series 2004-GG1, Class A7,
5.317%, 06/10/2036 (P)	435,587	440,382
GS Mortgage Securities Corp. II
Series 2013-GC14, Class A5,
4.243%, 08/10/2046	295,000	300,782
Series 2011-GC3, Class A4,
4.753%, 03/10/2044 (S)	423,000	454,398
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	2,043,462	2,259,375
JPMBB Commercial Mortgage Securities Trust
Series 2013, Class C12,
1.085%, 07/15/2045	617,472	611,083
Series 2013-C14, Class A2,
3.019%, 08/15/2046	1,033,000	1,052,901
Series 2013-C14, Class ASB,
3.761%, 08/15/2046 (P)	742,000	753,714
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2013-C13, Class A1,
1.303%, 01/15/2046	280,541	279,709
Series 2012-C8, Class ASB,
2.379%, 10/15/2045	592,000	559,717
Series 2013-LC11, Class ASB,
2.554%, 04/15/2046	1,080,000	1,017,490
Series 2013-C13, Class A2,
2.665%, 01/15/2046	1,002,000	1,008,981
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	343,118	356,757
Series 2013-C13, Class ASB,
3.414%, 01/15/2046	217,000	215,935
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	502,000	519,597
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	638,000	663,528
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	1,328,000	1,412,412
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	1,855,000	1,899,322
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	163,525	166,300
Series 2003-CB6, Class A2,
5.255%, 07/12/2037 (P)	7,210	7,206
Series 2006-CB17, Class A4,
5.429%, 12/12/2043	4,301,000	4,678,925
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	649,000	698,460
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	1,337,658	1,462,058

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2007-C1, Class A4,
5.716%, 02/15/2051	$606,000	$669,765
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C4, Class A4
4.388%, 07/15/2046 (S)	347,000	363,567
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
6.071%, 07/15/2044 (P)	300,000	306,966
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A5,
4.628%, 10/15/2029	25,914	26,035
Series 2004-C8, Class A6,
4.799%, 12/15/2029 (P)	131,180	134,898
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class A3A
4.949%, 07/12/2038 (P)	338,000	348,090
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	1,276,841	1,274,666
Series 2013-C7, Class AAB,
2.469%, 02/15/2046	507,000	478,465
Series 2012-C6, Class A3,
2.506%, 11/15/2045	1,136,000	1,083,174
Series 2012-C5, Class A3,
2.825%, 08/15/2045	644,000	624,862
Series 2013-C11, Class A2,
3.085%, 08/15/2046	1,498,000	1,535,516
Series 2013-C10, Class ASB,
3.912%, 07/15/2046 (P)	167,000	171,072
Series 2013-C11, Class A4,
4.367%, 08/15/2046 (P)	899,000	915,827
Morgan Stanley Capital I, Series 2004-HQ4,
Class A7 4.970%, 04/14/2040	559,288	572,800
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.294%, 02/25/2047 (P)	18,817	16,566
Motel 6 Trust, Series 2012-MTL6, Class A2
1.948%, 10/05/2025 (S)	1,345,000	1,312,186
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	37,772	36,986
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	50,556	50,545
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A3,
2.728%, 08/10/2049	669,000	647,609
Series 2013-C6, Class ASB,
2.788%, 04/10/2046	1,383,000	1,330,879

		47,869,404
U.S. Government Agency - 3.1%
Federal Home Loan Mortgage Corp.
Series 3664, Class DA,
4.000%, 11/15/2037	574,099	614,498
Series K003, Class AAB,
4.768%, 05/25/2018	710,000	774,800
Series 3876, Class NB,
5.000%, 08/15/2038	970,477	1,043,138
Series 3622, Class WA,
5.500%, 09/15/2039	117,708	133,147

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series T-48, Class 1A,
5.931%, 07/25/2033 (P)	$20,019	$22,936
Series 2980, Class QA,
6.000%, 05/15/2035	183,550	203,234
Series 3529, Class AG,
6.500%, 04/15/2039	1,576,426	1,724,005
Series T-57, Class 1A2,
7.000%, 07/25/2043	214,058	251,826
Series T-57, Class 1A3,
7.500%, 07/25/2043	197,630	227,502
Series T-59, Class 1A3,
7.500%, 10/25/2043	276,801	331,869
Series T-60, Class 1A3,
7.500%, 03/25/2044	291,894	348,215
Federal National Mortgage Association
Series 2012-130, Class DC,
3.000%, 12/25/2042	6,917,201	6,547,711
Series 2012-134, Class LC,
3.000%, 12/25/2042	643,055	626,148
Series 2011-53, Class TN,
4.000%, 06/25/2041	1,042,295	1,093,169
Series 2011-58, Class AT,
4.000%, 07/25/2041	1,038,439	1,077,562
Series 2005-5, Class PA,
5.000%, 01/25/2035	22,776	24,602
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	333,000	364,484
Series 2002-95, Class DB,
6.000%, 01/25/2033	915,374	1,033,750
Series 2006-56, Class CA,
6.000%, 07/25/2036	12,804	14,093
Series 2002-33, Class A2,
7.500%, 06/25/2032	238,103	280,437

		16,737,126

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $66,438,371)		$64,606,530

ASSET BACKED SECURITIES - 16.2%
Ally Auto Receivables Trust
Series 2013-1, Class A3,
0.630%, 05/15/2017	1,270,000	1,264,095
Series 2012-2, Class A3,
0.740%, 04/15/2016	1,268,000	1,269,307
Series 2013-1, Class A4,
0.840%, 02/15/2018	1,342,000	1,320,108
Series 2012-1, Class A3,
0.930%, 02/16/2016	335,436	336,510
Series 2010-4, Class A4,
1.350%, 12/15/2015	1,322,014	1,327,043
Series 2010-5, Class A4,
1.750%, 03/15/2016	1,877,959	1,890,577
Series 2010-2, Class A4,
2.090%, 05/15/2015	203,574	204,419
Series 2011-1, Class A4,
2.230%, 03/15/2016	2,120,000	2,141,874
Ally Master Owner Trust
Series 2012-3, Class A1,
0.884%, 06/15/2017 (P)	886,000	887,917
Series 2011-4, Class A1,
0.984%, 09/15/2016 (P)	708,000	711,362

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ally Master Owner Trust (continued)
Series 2012-1, Class A1,
0.984%, 02/15/2017 (P)	$1,370,000	$1,376,087
Series 2011-1, Class A2,
2.150%, 01/15/2016	1,459,000	1,467,144
American Express Credit
Account Master Trust
Series 2012-4, Class A,
0.424%, 05/15/2020 (P)	2,312,000	2,305,626
Series 2013-1, Class A,
0.604%, 02/16/2021 (P)	2,453,000	2,453,000
American Express Issuance Trust II,
Series 2013-1, Class A
0.464%, 02/15/2019 (P)	1,731,000	1,729,423
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class A2,
0.490%, 04/08/2016	568,250	568,062
Series 2012-4, Class A3,
0.670%, 06/08/2017	706,000	704,205
Series 2013-3, Class A2,
0.680%, 10/11/2016	2,453,000	2,452,276
BA Credit Card Trust, Series 2007-A6,
Class A6 0.244%, 09/15/2016 (P)	1,272,000	1,271,758
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	1,734,000	1,721,385
Series 2013-2, Class A2,
0.920%, 09/20/2016	1,031,000	1,031,123
Series 2013-3, Class A2,
1.040%, 11/21/2016	443,000	442,981
Series 2013-2, Class A4,
1.560%, 07/20/2018	549,000	547,791
Series 2013-3, Class A4,
1.680%, 04/20/2018	591,000	588,828
Capital One Multi-Asset Execution Trust,
Series 2007-A1, Class A1
0.234%, 11/15/2019 (P)	2,331,000	2,308,002
Chase Issuance Trust
Series 2013-A3, Class A3,
0.464%, 04/15/2020 (P)	225,000	223,865
Series 2008-A13, Class A13,
1.773%, 09/15/2015 (P)	1,919,000	1,920,315
Discover Card Execution Note Trust,
Series 2013-A1, Class A1
0.484%, 08/17/2020 (P)	762,000	760,500
Ford Credit Auto Owner Trust, Series 2012-B,
Class A2 0.570%, 01/15/2015	284,131	284,160
Ford Credit Floorplan Master Owner Trust,
Series 2012-1, Class A
0.654%, 01/15/2016 (P)	351,000	351,229
GE Capital Credit Card Master Note Trust,
Series 2011-1, Class A
0.734%, 01/15/2017 (P)	565,000	565,649
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A2
0.460%, 12/15/2014	333,099	333,107
MBNA Credit Card Master Note Trust,
Series 2003-A10, Class A10
0.444%, 03/15/2016 (P)	809,000	808,948
MMCA Auto Owner Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	418,408	421,290
Nelnet Student Loan Trust
Series 2007-1, Class A1,
0.272%, 11/27/2018 (P)	453,743	452,284

The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2007-1, Class A3,
0.332%, 05/27/2025 (P)	$1,159,000	$1,113,917
Series 2006-2, Class A4,
0.346%, 10/26/2026 (P)	2,402,442	2,393,426
Series 2006-1, Class A4,
0.352%, 11/23/2022 (P)	1,956,003	1,945,758
Series 2005-2, Class A5,
0.373%, 03/23/2037 (P)	1,767,000	1,694,468
Series 2005-1, Class A5,
0.376%, 10/25/2033 (P)	1,969,000	1,883,465
Series 2007-2A, Class A3L,
0.623%, 03/25/2026 (P)(S)	3,993,000	3,941,582
Series 2010-4, Class A,
0.984%, 04/25/2046 (P)(S)	580,586	585,838
Nissan Auto Receivables Owner Trust
Series 2012-B, Class A2,
0.390%, 04/15/2015	253,026	253,016
Series 2012-A, Class A2,
0.540%, 10/15/2014	165,904	165,927
Series 2011-A, Class A3,
1.180%, 02/16/2015	222,595	222,942
Santander Drive Auto Receivables Trust
Series 2013-3, Class A2,
0.550%, 09/15/2016	2,538,000	2,536,315
Series 2012-5, Class A2,
0.570%, 12/15/2015	262,422	262,369
Series 2012-6, Class A3,
0.620%, 07/15/2016	396,000	395,898
Series 2013-2, Class A3,
0.700%, 09/15/2017	1,955,000	1,947,890
Series 2012-3, Class A2,
0.830%, 04/15/2015	161,969	162,004
Series 2012-5, Class A3,
0.830%, 12/15/2016	354,000	353,733
Series 2011-2, Class A3,
1.290%, 02/16/2015	49,511	49,529
SLC Student Loan Trust, Series 2007-2,
Class A2 0.664%, 05/15/2028 (P)	448,825	444,672
SLM Student Loan Trust
Series 2007-2, Class A2,
0.266%, 07/25/2017 (P)	334,720	333,493
Series 2005-9, Class A4,
0.366%, 01/25/2023 (P)	206,960	206,695
Series 2005-5, Class A3,
0.366%, 04/25/2025 (P)	143,000	142,069
Series 2007-2, Class B,
0.436%, 07/25/2025 (P)	512,000	441,716
Series 2013-3, Class A2,
0.533%, 05/26/2020 (P)	1,782,000	1,774,692
Series 2010-1, Class A,
0.584%, 03/25/2025 (P)	1,216,352	1,212,354
Series 2004-8A, Class A5,
0.766%, 04/25/2024 (P)(S)	3,547,120	3,541,884
Series 2008-6, Class A2,
0.816%, 10/25/2017 (P)	132,505	132,815
Series 2005-9, Class A6,
0.816%, 10/26/2026 (P)	2,593,000	2,589,043
Series 2012-E, Class A1,
0.934%, 10/16/2023 (P)(S)	1,505,873	1,503,745
Series 2012-6, Class B,
1.184%, 04/27/2043 (P)	720,000	644,957
Series 2012-B, Class A1,
1.284%, 12/15/2021 (P)(S)	1,555,888	1,560,711

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2012-C, Class A1,
1.284%, 08/15/2023 (P)(S)	$1,187,529	$1,192,722
Series 2005-6, Class A5B,
1.466%, 07/27/2026 (P)	644,689	654,967
Series 2008-5, Class A3,
1.566%, 01/25/2018 (P)	548,000	553,939
Series 2011-C, Class A1,
1.584%, 12/15/2023 (P)(S)	1,597,426	1,608,698
Series 2012-A, Class A1,
1.584%, 08/15/2025 (P)(S)	1,781,029	1,793,843
Series 2013-2, Class B,
1.684%, 06/25/2043 (P)	119,000	112,216
Series 2013-3, Class B,
1.684%, 09/25/2043 (P)	366,000	345,231
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	2,628,000	2,504,276
Series 2012-E, Class A2B,
1.934%, 06/15/2045 (P)(S)	1,634,000	1,660,566
Series 2013-1, Class B,
1.984%, 11/25/2043 (P)	331,000	320,316
SMS Student Loan Trust
Series 2000-A, Class A2,
0.454%, 10/28/2028 (P)	564,173	561,433
Series 2000-B, Class A2,
0.464%, 04/28/2029 (P)	538,139	535,615
Toyota Auto Receivables Owner Trust,
Series 2012-A, Class A2
0.570%, 10/15/2014	260,466	260,518
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Class A2
0.330%, 07/20/2015	587,986	587,635
World Financial Network Credit Card
Master Trust, Series 2013-B, Class A
0.910%, 03/16/2020	1,803,000	1,786,764

TOTAL ASSET BACKED SECURITIES (Cost $86,392,375)		$87,357,912

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
State Street Institutional Liquid Reserves
Fund, 0.0756% (Y)	17,046,607	17,046,607

TOTAL SHORT-TERM INVESTMENTS (Cost $17,046,607)		$17,046,607

Total Investments (Core Bond Fund)
(Cost $609,702,261) - 110.8%		$598,376,698
Other assets and liabilities, net - (10.8%)		(58,548,571)

TOTAL NET ASSETS - 100.0%		$539,828,127

Core Diversified Growth & Income Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.1%
Affiliated Investment Companies - 40.0%
John Hancock Funds II (G) - 40.0%
Equity - 27.9%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	925,041	$10,933,979

The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Core Diversified Growth & Income
Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 12.1%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	484,202	$4,740,340
Unaffiliated Investment Companies - 60.1%
Equity - 42.0%
American Funds Capital World Growth and
Income Fund, Class R5	36,251	1,464,888
American Funds EuroPacific Growth
Fund, Class R5	25,852	1,112,923
American Funds New Perspective
Fund, Class R5	42,544	1,464,372
American Funds The Growth Fund of
America, Class R5	79,643	3,182,547
American Funds The Investment Company of
America, Class R5	174,272	6,054,219
American Funds Washington Mutual Investors
Fund, Class R5	88,311	3,174,773
Fixed Income - 18.1%
American Funds U.S. Government Securities
Fund, Class R5	519,774	7,110,508

TOTAL INVESTMENT COMPANIES (Cost $32,580,194)		$39,238,549

Total Investments (Core Diversified Growth & Income
Portfolio) (Cost $32,580,194) - 100.1%		$39,238,549
Other assets and liabilities, net - (0.1%)		(25,830)

TOTAL NET ASSETS - 100.0%		$39,212,719

Core Fundamental Holdings Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.1%
Affiliated Investment Companies - 40.0%
John Hancock Funds II (G) - 40.0%
Equity - 23.8%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	328,017	$3,877,160
Fixed Income - 16.2%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	269,329	2,636,731
Unaffiliated Investment Companies - 60.1%
Equity - 35.8%
American Funds EuroPacific Growth
Fund, Class R5	29,270	1,260,078
American Funds The Growth Fund of
America, Class R5	28,664	1,145,431
American Funds The Investment Company of
America, Class R5	65,907	2,289,610
American Funds Washington Mutual Investors
Fund, Class R5	31,772	1,142,199

Core Fundamental Holdings Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 24.3%
American Funds U.S. Government Securities
Fund, Class R5	288,909	$3,952,278

TOTAL INVESTMENT COMPANIES (Cost $13,717,957)		$16,303,487

Total Investments (Core Fundamental Holdings Portfolio)
(Cost $13,717,957) - 100.1%		$16,303,487
Other assets and liabilities, net - (0.1%)		(20,341)

TOTAL NET ASSETS - 100.0%		$16,283,146

Core Global Diversification Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 28.6%
John Hancock Funds II (G) - 28.6%
Fixed Income - 14.2%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	523,368	$5,123,768
Equity - 14.4%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	439,884	5,199,430
Unaffiliated Investment Companies - 71.4%
Equity - 38.7%
American Funds The Investment Company of
America, Class R5	50,610	1,758,190
American Funds Capital World Growth and
Income Fund, Class R5	76,322	3,084,180
American Funds EuroPacific Growth
Fund, Class R5	140,112	6,031,806
American Funds New Perspective
Fund, Class R5	89,524	3,081,418
Fixed Income - 21.3%
American Funds U.S. Government Securities
Fund, Class R5	561,026	7,674,830
Exchange Traded Funds - 11.4%
Vanguard MSCI EAFE ETF	110,799	4,082,943

TOTAL INVESTMENT COMPANIES (Cost $32,296,248)		$36,036,565

Total Investments (Core Global Diversification Portfolio)
(Cost $32,296,248) - 100.0%		$36,036,565
Other assets and liabilities, net - 0.0%		4,198

TOTAL NET ASSETS - 100.0%		$36,040,763

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.0%
Consumer Discretionary - 9.5%
Auto Components - 0.6%
Johnson Controls, Inc.	244,800	$9,921,742

The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 0.6%
Ford Motor Company	575,700	$9,320,583
Distributors - 0.6%
Genuine Parts Company	114,550	8,821,496
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	351,400	12,682,026
Household Durables - 0.1%
Whirlpool Corp.	11,600	1,492,340
Leisure Equipment & Products - 1.0%
Mattel, Inc.	380,800	15,422,400
Media - 3.4%
Cablevision Systems Corp., Class A	426,600	7,563,618
Comcast Corp., Class A	187,500	7,891,875
The Madison Square Garden, Inc., Class A (I)	123,125	7,165,875
The New York Times Company, Class A (I)(L)	401,000	4,471,150
The Walt Disney Company	126,900	7,719,327
Time Warner, Inc. (L)	299,966	18,156,942

		52,968,787
Multiline Retail - 1.7%
Kohl’s Corp. (L)	331,500	17,009,265
Macy’s, Inc.	214,300	9,521,349

		26,530,614
Specialty Retail - 0.7%
Staples, Inc. (L)	763,100	10,614,721
Tiffany & Company	12,400	956,164

		11,570,885

		148,730,873
Consumer Staples - 5.0%
Beverages - 0.9%
PepsiCo, Inc.	172,600	13,761,398
Food Products - 2.4%
Archer-Daniels-Midland Company	431,400	15,189,594
Campbell Soup Company (L)	347,600	15,009,368
McCormick & Company, Inc., Non-
Voting Shares (L)	98,100	6,636,465

		36,835,427
Household Products - 1.0%
The Clorox Company	189,700	15,688,190
Personal Products - 0.7%
Avon Products, Inc.	593,500	11,733,495

		78,018,510
Energy - 14.9%
Energy Equipment & Services - 1.6%
Diamond Offshore Drilling, Inc. (L)	158,400	10,142,352
Schlumberger, Ltd.	188,800	15,281,472

		25,423,824
Oil, Gas & Consumable Fuels - 13.3%
Anadarko Petroleum Corp.	183,400	16,766,428
Apache Corp. (L)	347,500	29,773,800
BP PLC, ADR	187,892	7,759,940
Chevron Corp.	309,660	37,292,354
ConocoPhillips	95,800	6,351,540
CONSOL Energy, Inc.	316,700	9,890,541
Eni SpA	121,199	2,752,716
Exxon Mobil Corp.	321,024	27,980,452
Hess Corp.	230,600	17,260,410
Murphy Oil Corp.	266,000	17,933,720

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleo Brasileiro SA, ADR (L)	650,800	$8,798,816
Royal Dutch Shell PLC, ADR	335,700	21,682,863
Talisman Energy, Inc.	272,700	2,923,344

		207,166,924

		232,590,748
Financials - 19.6%
Capital Markets - 1.7%
Legg Mason, Inc. (L)	364,500	11,853,540
Northern Trust Corp.	259,400	14,233,278
The Bank of New York Mellon Corp.	10,600	315,244

		26,402,062
Commercial Banks - 6.3%
PNC Financial Services Group, Inc.	288,400	20,842,668
Regions Financial Corp.	632,900	5,949,260
SunTrust Banks, Inc.	438,900	14,053,578
U.S. Bancorp	706,300	25,518,619
Wells Fargo & Company	768,500	31,569,980

		97,934,105
Consumer Finance - 1.8%
American Express Company	250,200	17,991,882
Capital One Financial Corp.	162,900	10,515,195

		28,507,077
Diversified Financial Services - 4.7%
Bank of America Corp.	1,511,222	21,338,455
JPMorgan Chase & Company	795,314	40,187,216
McGraw-Hill Financial, Inc.	205,800	12,012,546

		73,538,217
Insurance - 4.4%
Lincoln National Corp.	249,698	10,497,304
Loews Corp.	114,900	5,108,454
Marsh & McLennan Companies, Inc.	439,500	18,120,585
Sun Life Financial, Inc. (L)	193,900	5,900,377
The Allstate Corp.	345,900	16,575,528
The Chubb Corp.	84,400	7,019,548
Willis Group Holdings PLC	146,200	6,035,136

		69,256,932
Real Estate Investment Trusts - 0.7%
Weyerhaeuser Company	376,213	10,300,712

		305,939,105
Health Care - 6.0%
Health Care Providers & Services - 0.5%
Quest Diagnostics, Inc. (L)	130,300	7,638,186
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	129,300	6,030,552
Pharmaceuticals - 5.1%
Bristol-Myers Squibb Company	338,000	14,091,220
Hospira, Inc. (I)	146,200	5,706,186
Johnson & Johnson	267,300	23,097,393
Merck & Company, Inc.	382,100	18,069,509
Pfizer, Inc.	708,588	19,989,267

		80,953,575

		94,622,313
Industrials - 13.9%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	240,200	19,112,714
Lockheed Martin Corp. (L)	47,500	5,814,950

The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
The Boeing Company	156,800	$16,294,656

		41,222,320
Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	180,600	15,455,748
Airlines - 0.8%
United Continental Holdings, Inc. (I)	432,100	12,297,566
Building Products - 0.8%
Masco Corp.	415,600	7,863,152
USG Corp. (I)(L)	219,900	5,132,466

		12,995,618
Electrical Equipment - 1.6%
Eaton Corp. PLC	126,826	8,030,622
Emerson Electric Company	293,300	17,706,521

		25,737,143
Industrial Conglomerates - 3.7%
3M Company	147,900	16,798,482
General Electric Company	1,805,700	41,783,898

		58,582,380
Machinery - 2.3%
Illinois Tool Works, Inc.	287,600	20,554,772
Joy Global, Inc.	161,000	7,908,320
Xylem, Inc.	277,400	6,873,972

		35,337,064
Road & Rail - 1.1%
Norfolk Southern Corp.	230,600	16,640,096

		218,267,935
Information Technology - 9.4%
Communications Equipment - 2.0%
Cisco Systems, Inc.	608,800	14,191,128
Harris Corp.	247,200	13,998,936
Nokia OYJ, ADR (I)(L)	846,500	3,301,350

		31,491,414
Computers & Peripherals - 2.0%
Apple, Inc.	34,600	16,851,930
Dell, Inc.	1,010,600	13,915,962

		30,767,892
Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc.	864,300	12,134,772
IT Services - 1.1%
Computer Sciences Corp.	211,800	10,621,770
The Western Union Company (L)	344,900	6,046,097

		16,667,867
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	238,200	11,023,896
Applied Materials, Inc.	725,500	10,889,755
Texas Instruments, Inc.	275,700	10,531,740

		32,445,391
Software - 1.4%
CA, Inc.	146,100	4,273,425
Microsoft Corp.	556,200	18,577,080

		22,850,505

		146,357,841

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 4.8%
Chemicals - 0.9%
E.I. du Pont de Nemours & Company	154,100	$8,725,142
Potash Corp. of Saskatchewan, Inc. (L)	159,100	4,715,724

		13,440,866
Construction Materials - 0.6%
Vulcan Materials Company	203,800	9,741,640
Containers & Packaging - 0.5%
MeadWestvaco Corp.	229,000	8,209,650
Metals & Mining - 1.4%
Cliffs Natural Resources, Inc. (L)	126,000	2,629,620
Newmont Mining Corp.	198,800	6,315,876
Nucor Corp.	288,700	13,132,963

		22,078,459
Paper & Forest Products - 1.4%
International Paper Company	463,725	21,892,457

		75,363,072
Telecommunication Services - 3.6%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	678,673	22,959,508
CenturyLink, Inc.	237,998	7,882,494
Telefonica SA (I)	349,685	4,742,238
Verizon Communications, Inc.	293,352	13,899,018

		49,483,258
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	1,940,136	6,253,020

		55,736,278
Utilities - 5.3%
Electric Utilities - 3.9%
Duke Energy Corp.	269,936	17,707,802
Entergy Corp.	222,100	14,043,383
Exelon Corp.	403,700	12,308,813
FirstEnergy Corp. (L)	213,475	7,998,908
Xcel Energy, Inc.	332,000	9,269,440

		61,328,346
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	445,300	5,659,763
Multi-Utilities - 1.0%
NiSource, Inc.	562,800	16,467,528

		83,455,637

TOTAL COMMON STOCKS (Cost $1,093,966,139)		$1,439,082,312

PREFERRED SECURITIES - 0.7%
Consumer Discretionary - 0.6%
General Motors Company, Series B, 4.750%	212,900	10,359,714
Financials - 0.1%
Weyerhaeuser Company, 6.375%	16,000	850,880

TOTAL PREFERRED SECURITIES (Cost $11,309,138)		$11,210,594

SECURITIES LENDING COLLATERAL - 6.6%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	10,348,375	103,563,436

TOTAL SECURITIES LENDING
COLLATERAL (Cost $103,564,264)		$103,563,436

The accompanying notes are an integral part of the financial statements.	103

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 6.0%
Money Market Funds - 6.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,502,219	1,502,219
T. Rowe Price Reserve Investment
Fund, 0.0333% (Y)	92,175,430	92,175,430

		93,677,649

TOTAL SHORT-TERM INVESTMENTS (Cost $93,677,649)		$93,677,649

Total Investments (Equity-Income Fund)
(Cost $1,302,517,190) - 105.3%		$1,647,533,991
Other assets and liabilities, net - (5.3%)		(82,232,583)

TOTAL NET ASSETS - 100.0%		$1,565,301,408

Fundamental Global Franchise Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.2%
Belgium - 4.4%
Anheuser-Busch InBev NV	193,165	$18,056,637
China - 1.9%
Tsingtao Brewery Company, Ltd., H Shares	1,055,748	7,809,448
France - 5.4%
Danone SA	297,687	22,166,297
Germany - 6.5%
Adidas AG	169,882	17,957,202
SAP AG	116,828	8,635,825

		26,593,027
Ireland - 2.7%
Experian PLC	629,301	11,001,298
Netherlands - 4.6%
Heineken Holding NV	309,529	18,646,315
Switzerland - 6.3%
Nestle SA	173,049	11,340,017
Novartis AG	197,354	14,391,390

		25,731,407
United Kingdom - 17.6%
Diageo PLC	531,675	16,311,569
Imperial Tobacco Group PLC	346,677	11,454,074
Intertek Group PLC	156,470	7,755,108
Reckitt Benckiser Group PLC	161,711	10,988,968
SABMiller PLC	536,804	25,572,157

		72,081,876
United States - 47.8%
Amazon.com, Inc. (I)	116,149	32,635,546
Amgen, Inc.	83,071	9,049,755
Apple, Inc.	39,338	19,159,573
AutoZone, Inc. (I)	14,060	5,904,356
FactSet Research Systems, Inc.	145,865	14,929,283
Google, Inc., Class A (I)	14,669	12,423,176
McCormick & Company, Inc., Non-
Voting Shares	70,608	4,776,631
Oracle Corp.	458,981	14,623,135
PepsiCo, Inc.	207,969	16,581,368
Philip Morris International, Inc.	41,509	3,463,511
QUALCOMM, Inc.	355,299	23,549,218
Starbucks Corp.	159,167	11,224,457

Fundamental Global Franchise Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
The Coca-Cola Company	125,828	$4,804,113
The Procter & Gamble Company	229,122	17,846,313
Visa, Inc., Class A	25,366	4,424,338

		195,394,773

TOTAL COMMON STOCKS (Cost $343,698,147)		$397,481,078

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreement - 0.7%
Repurchase Agreement with State Street Corp.
dated 08/30/2013 at 0.000% to be
repurchased at $2,744,000 on 09/03/2013,
collateralized by $2,770,000 U.S. Treasury
Notes, 1.000% due 08/31/2016 (valued at
$2,800,221, including interest)	$2,744,000	$2,744,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,744,000)		$2,744,000

Total Investments (Fundamental Global Franchise Fund)
(Cost $346,442,147) - 97.9%		$400,225,078
Other assets and liabilities, net - 2.1%		8,423,955

TOTAL NET ASSETS - 100.0%		$408,649,033

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.6%
Consumer Discretionary - 10.8%
Automobiles - 0.7%
Harley-Davidson, Inc.	115,036	$6,899,860
Household Durables - 0.2%
Hunter Douglas NV	59,727	2,478,436
Internet & Catalog Retail - 2.5%
Liberty Interactive Corp., Series A (I)	312,234	7,050,244
Liberty Ventures, Series A (I)	20,998	1,798,269
Netflix, Inc. (I)(L)	14,170	4,023,005
priceline.com, Inc. (I)	11,894	11,162,876

		24,034,394
Media - 3.0%
Grupo Televisa SAB, ADR (L)	94,869	2,385,955
Liberty Global PLC, Series C (I)	202,230	14,869,972
The Walt Disney Company	191,587	11,654,237

		28,910,164
Specialty Retail - 4.1%
Bed Bath & Beyond, Inc. (I)	421,248	31,062,828
CarMax, Inc. (I)	184,145	8,757,936

		39,820,764
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA	27,200	2,577,596

		104,721,214
Consumer Staples - 15.1%
Beverages - 4.3%
Diageo PLC, ADR (L)	163,791	20,093,880
Heineken Holding NV (L)	170,795	10,288,850
The Coca-Cola Company	292,780	11,178,340

		41,561,070

The accompanying notes are an integral part of the financial statements.	104

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing - 9.7%
Costco Wholesale Corp.	354,952	$39,708,480
CVS Caremark Corp.	934,746	54,262,005
Sysco Corp.	23,590	755,352

		94,725,837
Food Products - 0.1%
Nestle SA	14,085	923,000
Tobacco - 1.0%
Philip Morris International, Inc.	113,536	9,473,444

		146,683,351
Energy - 7.5%
Energy Equipment & Services - 0.9%
Schlumberger, Ltd.	80,350	6,503,529
Transocean, Ltd.	54,141	2,443,383

		8,946,912
Oil, Gas & Consumable Fuels - 6.6%
Canadian Natural Resources, Ltd.	734,980	22,505,088
EOG Resources, Inc.	191,235	30,033,457
Occidental Petroleum Corp.	131,477	11,597,586

		64,136,131

		73,083,043
Financials - 36.4%
Capital Markets - 9.7%
Ameriprise Financial, Inc.	79,276	6,829,627
Julius Baer Group, Ltd. (I)	551,541	24,286,695
The Bank of New York Mellon Corp.	1,663,456	49,471,181
The Charles Schwab Corp.	442,340	9,236,059
The Goldman Sachs Group, Inc.	27,031	4,112,226

		93,935,788
Commercial Banks - 5.5%
Wells Fargo & Company	1,306,611	53,675,580
Consumer Finance - 5.9%
American Express Company	800,966	57,597,465
Diversified Financial Services - 0.8%
JPMorgan Chase & Company	159,826	8,076,008
Insurance - 12.3%
ACE, Ltd.	87,374	7,664,447
Alleghany Corp. (I)	45,030	17,430,663
Berkshire Hathaway, Inc. Class A (I)	249	41,595,450
Fairfax Financial Holdings, Ltd.	12,223	5,025,486
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	7,153	2,938,957
Loews Corp.	508,207	22,594,883
Markel Corp. (I)	3,989	2,037,182
The Progressive Corp.	799,095	20,033,312

		119,320,380
Real Estate Management & Development - 2.2%
Brookfield Asset Management, Inc., Class A	314,470	10,874,373
Hang Lung Group, Ltd.	2,093,000	10,219,382

		21,093,755

		353,698,976
Health Care - 6.6%
Health Care Providers & Services - 6.1%
Express Scripts Holding Company (I)	285,708	18,251,027
Laboratory Corp. of America Holdings (I)(L)	180,570	17,284,160

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	338,350	$24,273,229

		59,808,416
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	99,100	4,622,024

		64,430,440
Industrials - 4.9%
Aerospace & Defense - 0.1%
Textron, Inc.	53,060	1,429,436
Commercial Services & Supplies - 0.8%
Iron Mountain, Inc.	309,695	7,990,131
Electrical Equipment - 0.4%
Emerson Electric Company	51,320	3,098,188
Schneider Electric SA	13,590	1,038,578

		4,136,766
Machinery - 0.9%
PACCAR, Inc.	162,800	8,727,708
Marine - 1.3%
Kuehne & Nagel International AG	99,665	12,411,096
Transportation Infrastructure - 1.4%
China Merchants Holdings
International Company, Ltd.	3,564,724	11,997,396
Wesco Aircraft Holdings, Inc. (I)	67,950	1,299,884

		13,297,280

		47,992,417
Information Technology - 10.9%
Computers & Peripherals - 0.3%
Hewlett-Packard Company	137,510	3,071,973
Internet Software & Services - 5.0%
Google, Inc., Class A (I)	56,775	48,082,748
IT Services - 1.1%
IBM Corp.	8,517	1,552,394
Visa, Inc., Class A	51,160	8,923,327

		10,475,721
Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp. (L)	113,650	2,498,027
Texas Instruments, Inc.	474,675	18,132,585

		20,630,612
Software - 2.4%
Activision Blizzard, Inc.	524,067	8,552,773
Microsoft Corp.	239,650	8,004,310
Oracle Corp.	205,450	6,545,637

		23,102,720

		105,363,774
Materials - 5.2%
Chemicals - 4.9%
Air Products & Chemicals, Inc.	199,430	20,369,780
Ecolab, Inc.	123,030	11,238,791
Monsanto Company	78,964	7,729,786
Potash Corp. of Saskatchewan, Inc. (L)	83,839	2,484,988
Praxair, Inc.	43,400	5,095,160

		46,918,505
Construction Materials - 0.3%
Lafarge SA	15,850	967,805

The accompanying notes are an integral part of the financial statements.	105

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Martin Marietta Materials, Inc. (L)	22,566	$2,167,464

		3,135,269
Paper & Forest Products - 0.0%
Emerald Plantation Holdings, Ltd. (I)	320,854	48,128

		50,101,902
Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV,
Series L, ADR (L)	84,976	1,640,037

TOTAL COMMON STOCKS (Cost $555,189,716)		$947,715,154

CORPORATE BONDS - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Emerald Plantation Holdings, Ltd., PIK
6.000%, 01/30/2020	$358,508	$143,188

TOTAL CORPORATE BONDS (Cost $2,090,645)		$143,188

UNITS - 0.0%
Financials - 0.0%
Brookfield Property Partners LP (I)(L)	18,924	361,827

TOTAL UNITS (Cost $413,641)		$361,827

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	3,867,049	38,700,265

TOTAL SECURITIES LENDING
COLLATERAL (Cost $38,698,179)		$38,700,265

SHORT-TERM INVESTMENTS - 0.7%
Commercial Paper - 0.7%
Societe Generale North America, Inc. 0.080%,
09/03/2013 *	$7,227,000	$7,226,968

TOTAL SHORT-TERM INVESTMENTS (Cost $7,226,968)		$7,226,968

Total Investments (Fundamental Value Fund)
(Cost $603,619,149) - 102.3%		$994,147,402
Other assets and liabilities, net - (2.3%)		(22,640,237)

TOTAL NET ASSETS - 100.0%		$971,507,165

Global Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 37.4%
Australia - 0.3%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	1,200,000	1,311,557
3.750%, 11/20/2020		200,000	222,664

			1,534,221
Canada - 1.1%
Province of British Columbia
4.300%, 06/18/2042	CAD	500,000	496,402

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Ontario
2.100%, 09/08/2018	CAD	1,000,000	$932,213
2.450%, 06/29/2022		$1,100,000	1,021,099
3.150%, 06/02/2022	CAD	600,000	560,507
4.100%, 06/16/2014		$200,000	205,919
Province of Quebec
3.000%, 09/01/2023	CAD	1,500,000	1,354,116
4.250%, 12/01/2021		1,900,000	1,929,367

			6,499,623
France - 5.4%
Government of France
1.000%, 05/25/2018 to 11/25/2018	EUR	24,200,000	31,615,685

			31,615,685
Germany - 0.5%
Federal Republic of Germany
1.500%, 05/15/2023		1,100,000	1,408,892
3.250%, 07/04/2021		200,000	299,724
Federal Republic of Germany, Inflation
Linked Bond
0.100%, 04/15/2023		826,520	1,078,012

			2,786,628
Italy - 6.4%
Republic of Italy
3.500%, 06/01/2018		6,100,000	8,151,554
4.500%, 08/01/2018 to 05/01/2023		9,400,000	13,040,852
4.750%, 08/01/2023 (S)		3,800,000	5,222,658
5.250%, 08/01/2017		4,100,000	5,870,690
5.500%, 09/01/2022 to 11/01/2022		2,900,000	4,163,895
6.000%, 08/04/2028	GBP	600,000	929,141

			37,378,790
Japan - 5.4%
Government of Japan
1.500%, 03/20/2033	JPY	530,000,000	5,275,763
1.600%, 03/20/2033		1,770,000,000	17,919,571
1.800%, 03/20/2043		350,000,000	3,582,491
2.000%, 03/20/2042		230,000,000	2,465,424
2.200%, 03/20/2041		230,000,000	2,570,924

			31,814,173
Mexico - 2.6%
Government of Mexico
1.290%, 06/08/2015	MXN	1,100,000,000	11,258,472
8.000%, 12/19/2013		40,000,000	3,028,447
10.000%, 12/05/2024		11,900,000	1,147,397

			15,434,316
New Zealand - 4.6%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	17,500,000	14,132,038
5.500%, 04/15/2023		5,800,000	4,805,499
6.000%, 05/15/2021		8,400,000	7,172,804
Dominion of New Zealand, Index Linked
Bond
2.000%, 09/20/2025		1,100,000	800,129

			26,910,470
Norway - 0.8%
Kommunalbanken AS
2.375%, 01/19/2016 (S)		$3,000,000	3,107,472

The accompanying notes are an integral part of the financial statements.	106

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Norway (continued)
Kommunalbanken AS (continued)
6.500%, 04/12/2021	AUD	1,300,000	$1,285,732

			4,393,204
Spain - 6.1%
Autonomous Community of Madrid
4.200%, 09/24/2014	EUR	4,300,000	5,817,261
Fund for Orderly Bank Restructuring
4.400%, 10/21/2013		1,000,000	1,328,073
Kingdom of Spain
1.966%, 03/25/2014 (P)		11,000,000	14,445,105
3.750%, 10/31/2018		800,000	1,068,898
4.500%, 01/31/2018		2,500,000	3,473,494
5.400%, 01/31/2023 (S)		2,700,000	3,811,110
5.500%, 07/30/2017		2,300,000	3,316,720
5.850%, 01/31/2022		1,700,000	2,482,382

			35,743,043
Sweden - 0.2%
Kingdom of Sweden
4.250%, 03/12/2019 (S)	SEK	6,300,000	1,064,004

			1,064,004
United Kingdom - 4.0%
Government of United Kingdom
1.875%, 11/22/2022	GBP	6,556,680	12,375,862
Government of United Kingdom, Inflation
Linked Bond
0.125%, 03/22/2024		6,906,360	11,022,803

			23,398,665

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $224,565,526)			$218,572,822

CORPORATE BONDS - 26.3%
Australia - 0.1%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$400,000	400,960

			400,960
Belgium - 1.4%
European Union
2.500%, 12/04/2015	EUR	3,400,000	4,706,758
2.750%, 06/03/2016		1,200,000	1,680,663
3.125%, 01/27/2015		1,100,000	1,512,165
3.250%, 04/04/2018		100,000	144,959

			8,044,545
France - 5.9%
BNP Paribas Home Loan Covered
Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,931,596
Cie de Financement Foncier
1.016%, 04/17/2014 (P)(S)		1,700,000	1,704,847
2.500%, 09/16/2015 (S)		3,900,000	4,011,622
Credit Agricole Home Loan
1.016%, 07/21/2014 (P)(S)		4,600,000	4,624,274
Dexia Credit Local SA
2.625%, 01/21/2014	EUR	2,500,000	3,331,549
2.750%, 01/10/2014 (S)		$12,500,000	12,591,413
Lafarge SA
6.500%, 07/15/2016		2,000,000	2,185,000

			34,380,301

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Germany - 6.7%
FMS Wertmanagement
0.351%, 02/18/2015 (P)	EUR	1,300,000	$1,721,650
0.739%, 06/16/2014 (P)	GBP	800,000	1,241,992
2.375%, 12/15/2014	EUR	8,300,000	11,267,500
3.375%, 06/17/2021		2,600,000	3,816,508
KFW
0.625%, 05/29/2015		1,800,000	2,393,777
2.000%, 09/07/2016		4,000,000	5,504,408
6.250%, 05/19/2021	AUD	9,600,000	9,453,787
Landwirtschaftliche Rentenbank
5.500%, 03/09/2020		4,000,000	3,758,241

			39,157,863
Ireland - 2.0%
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016	EUR	8,400,000	11,794,616

			11,794,616
Italy - 0.3%
Intesa Sanpaolo SpA
2.662%, 02/24/2014 (P)(S)		$1,600,000	1,604,456

			1,604,456
Ivory Coast - 0.5%
African Development Bank
5.250%, 03/23/2022	AUD	3,200,000	2,954,708

			2,954,708
Luxembourg - 0.8%
Europaeische Hypothekenbank SA
4.005%, 06/13/2014		$1,500,000	1,511,402
European Investment Bank
6.125%, 01/23/2017	AUD	800,000	768,378
6.250%, 04/15/2015		2,900,000	2,718,365

			4,998,145
Netherlands - 0.4%
ING Bank NV
2.500%, 01/14/2016 (S)		$2,300,000	2,367,747

			2,367,747
Spain - 0.8%
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/09/2014	EUR	3,300,000	4,446,624

			4,446,624
Sweden - 0.3%
Skandinaviska Enskilda Banken AB
3.000%, 06/20/2018	SEK	3,000,000	457,124
Stadshypotek AB
3.000%, 03/21/2018		4,000,000	613,008
Sveriges Sakerstallda Obligationer AB
4.000%, 03/21/2018		3,000,000	479,802
Swedbank Hypotek AB
3.750%, 12/20/2017		2,500,000	395,651

			1,945,585
Switzerland - 0.5%
EUROFIMA
6.250%, 12/28/2018	AUD	3,300,000	3,172,339

			3,172,339
United Kingdom - 2.3%
Abbey National Treasury Services PLC
3.125%, 06/30/2014	EUR	2,000,000	2,701,437

The accompanying notes are an integral part of the financial statements.	107

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
LBG Capital No.1 PLC
11.040%, 03/19/2020	GBP	2,800,000	$5,033,427
LBG Capital No.2 PLC
7.625%, 12/09/2019		2,700,000	4,351,559
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		$1,000,000	1,140,220
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		300,000	311,813

			13,538,456
United States - 4.3%
Altria Group, Inc.
9.250%, 08/06/2019		540,000	707,808
American International Group, Inc.
6.797%, 11/15/2017	EUR	142,000	221,705
CBS Corp.
8.875%, 05/15/2019		$1,800,000	2,283,971
CIT Group, Inc.
5.250%, 04/01/2014 (S)		400,000	407,500
D.R. Horton, Inc.
5.250%, 02/15/2015		1,800,000	1,863,000
Dexia Credit Local SA
0.744%, 04/29/2014 (P)(S)		250,000	250,330
2.750%, 04/29/2014 (S)		1,100,000	1,115,103
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)		3,000,000	2,835,000
International Finance Corp.
5.000%, 08/03/2016	AUD	700,000	653,881
International Lease Finance Corp.
6.750%, 09/01/2016 (S)		$2,100,000	2,294,250
7.125%, 09/01/2018 (S)		500,000	555,000
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,217,622
Jones Apparel Group, Inc.
5.125%, 11/15/2014		600,000	619,500
Loews Corp.
5.250%, 03/15/2016		200,000	218,402
Masco Corp.
6.125%, 10/03/2016		700,000	773,500
Merrill Lynch & Company, Inc.
0.525%, 08/25/2014 (P)	EUR	2,000,000	2,640,932
WM Covered Bond Program
4.375%, 05/19/2014		4,000,000	5,430,374

			25,087,878

TOTAL CORPORATE BONDS (Cost $156,854,960)			$153,894,223

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 10.1%
U.S. Government - 6.1%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 01/15/2023		$1,416,912	1,348,304
1.375%, 01/15/2020		431,888	465,123
2.375%, 01/15/2027		578,895	681,649
2.500%, 01/15/2029		5,328,750	6,400,330
U.S. Treasury Bonds
2.750%, 11/15/2042		3,500,000	2,885,859
2.875%, 05/15/2043		1,000,000	845,938
3.125%, 11/15/2041 (D)		7,300,000	6,559,736
3.750%, 08/15/2041 (D)(F)		3,000,000	3,038,436
5.250%, 02/15/2029		2,800,000	3,458,874
5.500%, 08/15/2028 (D)(F)		5,700,000	7,207,827
U.S. Treasury Notes
1.750%, 05/15/2023		1,900,000	1,733,157

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.000%, 02/15/2023		$1,000,000	$937,891

			35,563,124
U.S. Government Agency - 4.0%
Federal Home Loan Mortgage Corp.
4.000%, 12/01/2040 to 09/01/2041		418,839	431,322
Federal National Mortgage Association
1.363%, 11/01/2042 to 10/01/2044 (P)		1,767,051	1,789,957
2.053%, 11/01/2035 (P)		181,050	186,879
2.500%, 01/01/2043		1,979,831	1,801,646
3.000%, TBA (C)		8,000,000	7,627,813
3.730%, 01/01/2018		5,000,000	5,240,247
4.000%, 08/01/2040 to 09/01/2041		5,678,665	5,860,678
5.084%, 09/01/2035 (P)		108,306	115,903
5.196%, 07/01/2035 (P)		98,077	104,983

			23,159,428

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $61,980,175)			$58,722,552

TERM LOANS (M) - 0.9%
United States - 0.3%
Springleaf Financial Funding Company
5.500%, 05/10/2017		1,536,000	1,535,616

			1,535,616
United Kingdom - 0.6%
Virgin Media Investment Holdings, Ltd.
3.500%, 06/08/2020		3,800,000	3,777,580

			3,777,580

TOTAL TERM LOANS (Cost $5,321,959)			$5,313,196

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.9%
Commercial & Residential - 14.2%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.871%, 09/25/2035 (P)		92,839	80,001
American Home
Mortgage Investment Trust
Series 2007-1, Class GA2,
0.424%, 05/25/2047 (P)		61,285	2,706
Series 2004-3, Class 5A,
2.191%, 10/25/2034 (P)		189,879	185,243
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.338%, 07/01/2034 (P)	EUR	118,585	154,728
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.685%, 02/20/2036 (P)		$822,590	808,799
Series 2006-J, Class 4A1,
5.616%, 01/20/2047 (P)		112,059	89,090
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.484%, 11/15/2015 (P)(S)		2,926,817	2,927,200
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.320%, 08/25/2035 (P)		625,860	621,082
Series 2003-5, Class 1A2,
2.578%, 08/25/2033 (P)		38,021	37,153

The accompanying notes are an integral part of the financial statements.	108

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Adjustable Rate
Mortgage Trust (continued)
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)		$998,099	$996,789
Series 2005-4, Class 3A1,
2.708%, 08/25/2035 (P)		383,944	337,378
Series 2003-7, Class 6A,
2.742%, 10/25/2033 (P)		82,878	82,187
Series 2005-2, Class A2,
2.793%, 03/25/2035 (P)		209,968	207,740
Series 2004-2, Class 22A,
2.861%, 05/25/2034 (P)		160,544	149,962
Series 2004-2, Class 23A,
2.907%, 05/25/2034 (P)		73,085	69,241
Series 2003-9, Class 2A1,
2.985%, 02/25/2034 (P)		17,100	16,625
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.344%, 02/25/2034 (P)		65,371	63,517
Series 2005-7, Class 22A1,
2.715%, 09/25/2035 (P)		1,390,382	1,130,659
Series 2005-9, Class 24A1,
2.784%, 11/25/2035 (P)		615,650	452,817
Series 2006-6, Class 32A1,
2.841%, 11/25/2036 (P)		1,285,576	842,632
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.577%, 01/26/2036 (P)		739,487	552,107
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.434%, 05/20/2045 (P)		511,303	382,381
Berica Residential MBS SRL, Series 8,
Class A
0.537%, 03/31/2048 (P)	EUR	2,469,365	2,986,590
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
0.984%, 08/25/2035 (P)(S)		$1,071,851	765,126
Series 2005-6, Class A1,
2.270%, 09/25/2035 (P)		345,062	337,327
Series 2005-6, Class A2,
2.290%, 09/25/2035 (P)		366,553	355,789
Series 2005-11, Class A2A,
2.510%, 10/25/2035 (P)		997,776	956,226
Series 2005-11, Class 1A1,
2.540%, 05/25/2035 (P)		211,843	205,041
Countrywide Alternative Loan Trust
Series 2006-OA19, Class A1,
0.364%, 02/20/2047 (P)		1,735,419	1,116,829
Series 2006-OA1, Class 2A1,
0.394%, 03/20/2046 (P)		1,032,797	704,354
Series 2005-81, Class A1,
0.464%, 02/25/2037 (P)		3,225,960	2,156,831
Series 2007-11T1, Class A12,
0.534%, 05/25/2037 (P)		344,465	222,975
Series 2005-56, Class 2A3,
1.639%, 11/25/2035 (P)		78,223	54,388
Series 2005-56, Class 2A2,
2.179%, 11/25/2035 (P)		78,276	56,019
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		119,644	101,841

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Alternative Loan Trust (continued)
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		$159,772	$126,454
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-25, Class 1A1,
0.514%, 02/25/2035 (P)		177,659	157,805
Series 2004-25, Class 2A1,
0.524%, 02/25/2035 (P)		218,650	199,768
Series 2005-R2, Class 1AF1,
0.524%, 06/25/2035 (P)(S)		338,271	292,425
Series 2005-HYB9, Class 5A1,
2.441%, 02/20/2036 (P)		445,478	333,355
Series 2004-12, Class 12A1,
2.665%, 08/25/2034 (P)		468,608	426,371
Series 2005-HYB9, Class 3A2A,
2.783%, 02/20/2036 (P)		363,801	311,701
Series 2004-12, Class 11A1,
2.823%, 08/25/2034 (P)		52,582	45,208
Series 2004-22, Class A3,
2.900%, 11/25/2034 (P)		174,793	160,292
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.385%, 07/25/2033 (P)		16,253	16,026
Series 2003-AR20, Class 2A1,
2.456%, 08/25/2033 (P)		139,116	136,582
Credit Suisse Mortgage Capital
Certificates, Series 2010-UD1, Class A
5.916%, 12/18/2049 (P)(S)		281,687	317,542
Crusade Global Trust
Series 2004-2, Class A2,
0.366%, 11/19/2037 (P)	EUR	333,138	439,352
Series 2005-2, Class A2,
2.798%, 08/14/2037 (P)	AUD	1,669,040	1,468,000
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
0.476%, 11/20/2035 (P)	EUR	677,779	895,647
Eurosail PLC, Series 2006-1X, Class A2C
0.666%, 06/10/2044 (P)	GBP	2,190,714	3,170,533
First Flexible PLC, Series 7, Class A
0.749%, 09/15/2033 (P)		325,516	488,231
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.614%, 08/25/2035 (P)		$93,011	85,820
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.534%, 11/15/2031 (P)		254,974	248,552
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.610%, 10/18/2054 (P)(S)	GBP	2,900,000	4,562,532
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.442%, 06/25/2034 (P)		$15,037	13,975
Great Hall Mortgages PLC
Series 2007-1, Class A2B,
0.339%, 03/18/2039 (P)	EUR	1,641,029	1,976,260
Series 2006-1, Class A2B,
0.359%, 06/18/2038 (P)		1,519,956	1,834,636
Series 2007-1, Class A2A,
0.640%, 03/18/2039 (P)	GBP	1,411,285	1,992,009

The accompanying notes are an integral part of the financial statements.	109

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.881%, 10/25/2033 (P)		$11,648	$11,408
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.559%, 11/10/2045		3,467,228	478,197
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.940%, 03/25/2033 (P)		58,941	57,110
HarborView Mortgage Loan Trust
Series 2006-1, Class 2A1A,
0.424%, 03/19/2036 (P)		964,434	632,861
Series 2003-1, Class A,
2.599%, 05/19/2033 (P)		149,238	147,138
Series 2005-4, Class 3A1,
2.759%, 07/19/2035 (P)		30,815	26,083
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.564%, 12/25/2034 (P)		57,752	51,856
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		61,378	59,944
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.107%, 11/25/2033 (P)		87,386	85,369
Series 2006-A1, Class 3A2,
2.795%, 02/25/2036 (P)		836,319	702,720
Series 2007-A1, Class 5A6,
2.950%, 07/25/2035 (P)		289,833	252,614
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.624%, 12/15/2030 (P)		375,870	359,382
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.434%, 08/25/2036 (P)		95,035	86,510
Series 2003-C, Class A1,
0.844%, 06/25/2028 (P)		368,700	363,962
Series 2005-2, Class 1A,
1.666%, 10/25/2035 (P)		497,311	475,896
Series 2003-A2, Class 1A1,
2.313%, 02/25/2033 (P)		82,645	76,872
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
6.093%, 08/12/2049 (P)		2,000,000	2,242,002
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.636%, 10/07/2020 (P)		2,580,213	2,594,868
Series 2010-R2, Class 2A,
0.656%, 11/05/2020 (P)		16,925,466	16,988,936
Newgate Funding PLC, Series 2007-3X,
Class A1
1.109%, 12/15/2050 (P)	GBP	422,310	651,753
Opera Finance PLC, Series METC,
Class A
0.711%, 02/02/2017 (P)		2,960,863	4,519,624
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.403%, 02/21/2038 (P)(S)		$427,812	422,748
Series 2005-P11, Class BA,
3.005%, 08/22/2037 (P)	AUD	145,464	127,673

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Puma Finance, Ltd. (continued)
Series 2004-P10, Class BA,
3.130%, 07/12/2036 (P)	AUD	156,712	$139,452
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.334%, 02/25/2047 (P)		$362,184	188,079
Series 2006-QO6, Class A1,
0.364%, 06/25/2046 (P)		1,674,324	730,580
Series 2006-QO3, Class A1,
0.394%, 04/25/2046 (P)		1,039,442	465,996
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.584%, 01/25/2046 (P)		419,443	191,336
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.110%, 09/25/2035 (P)		136,266	108,108
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.656%, 06/12/2044 (P)	GBP	868,362	1,196,927
Sequoia Mortgage Trust, Series 5, Class A
0.884%, 10/19/2026 (P)		$104,530	102,918
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.559%, 01/25/2035 (P)		566,842	410,309
Series 2004-1, Class 4A1,
2.487%, 02/25/2034 (P)		119,960	118,476
Series 2004-1, Class 4A2,
2.487%, 02/25/2034 (P)		659,780	651,619
Series 2004-4, Class 3A2,
2.581%, 04/25/2034 (P)		273,839	270,374
Series 2004-12, Class 7A1,
2.599%, 09/25/2034 (P)		275,084	273,152
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.404%, 05/25/2036 (P)		1,300,030	823,922
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.647%, 10/28/2035 (P)(S)		196,065	183,918
Swan Trust
Series 2006-1E, Class A1,
0.425%, 05/12/2037 (P)		597,100	594,134
Series 2006-1E, Class A2,
2.880%, 05/12/2037 (P)	AUD	537,390	475,339
Series 2010-1, Class A,
3.873%, 04/25/2041 (P)		1,115,911	981,397
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
1.434%, 06/25/2047 (P)		$247,962	224,033
Series 2007-3, Class 3A1,
5.750%, 06/25/2047 (P)		592,947	537,725
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		591,393	584,819
Torrens Trust, Series 2007-1, Class A
3.020%, 10/19/2038 (P)	AUD	698,164	606,589
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR13, Class A1A1,
0.474%, 10/25/2045 (P)		$124,411	111,758

The accompanying notes are an integral part of the financial statements.	110

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass-Through
Certificates (continued)
Series 2005-AR2, Class 2A1A,
0.494%, 01/25/2045 (P)		$192,206	$175,370
Series 2006-AR17, Class 1A1A,
0.969%, 12/25/2046 (P)		325,991	297,126
Series 2006-AR3, Class A1A,
1.163%, 02/25/2046 (P)		703,590	633,639
Series 2002-AR17, Class 1A,
1.358%, 11/25/2042 (P)		242,500	215,830
Series 2003-AR5, Class A7,
2.449%, 06/25/2033 (P)		65,974	64,604
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.099%, 07/25/2046 (P)		268,091	138,521
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-S,
Class A1
2.630%, 09/25/2034 (P)		143,040	144,395

			82,964,420
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
1.363%, 02/25/2045 (P)		185,032	186,518
Federal National Mortgage Association
Series 2005-120, Class NF,
0.284%, 01/25/2021 (P)		42,028	42,006
Series 2006-15, Class FC,
0.314%, 03/25/2036 (P)		210,681	195,690
Series 2006-16, Class FC,
0.484%, 03/25/2036 (P)		958,719	961,751
Series 2003-W6, Class F,
0.534%, 09/25/2042 (P)		331,248	329,209
Series 2004-W2, Class 5AF,
0.534%, 03/25/2044 (P)		234,617	226,607
Series 2010-136, Class FA,
0.684%, 12/25/2040 (P)		1,979,695	1,989,928
Series 2006-5, Class 3A2,
2.472%, 05/25/2035 (P)		334,911	344,437

			4,276,146

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $92,774,019)			$87,240,566

ASSET BACKED SECURITIES - 1.4%
Access Group, Inc., Series 2008-1,
Class A
1.566%, 10/27/2025 (P)		1,479,738	1,487,760
Globaldrive BV, Series 2011-AA, Class A
0.878%, 04/20/2019 (P)(S)	EUR	756,377	1,003,789
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
1.584%, 01/25/2032 (P)		$2,649	2,649
Harbourmaster CLO 4 BV, Series 4X,
Class A1
0.557%, 10/11/2019 (P)	EUR	128,527	169,007
Harvest CLO SA, Series IX, Class A1
0.825%, 03/29/2017 (P)		243,824	322,040
Landmark V CDO, Ltd., Series 2005-1A,
Class A1L
0.560%, 06/01/2017 (P)(S)		$410,594	410,183

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.744%, 10/25/2034 (P)		$134,514	$126,836
Magnolia Funding, Ltd., Series 2010-1A,
Class A1
0.578%, 04/11/2021 (P)(S)	EUR	1,102,319	1,426,031
Mercator CLO II PLC, Series X, Class A1
0.461%, 02/18/2024 (P)		825,595	1,059,399
Mid-State Trust, Series 1995-4, Class A
8.330%, 04/01/2030		$604,576	636,365
Penta CLO SA, Series 2007-1X, Class A1
0.518%, 06/04/2024 (P)	EUR	871,477	1,103,015
Race Point III CLO, Ltd., Series 2006-3,
Class A
0.528%, 04/15/2020 (P)(S)		$356,560	352,123
SACO I, Inc., Series 2005-10, Class 1A
0.704%, 06/25/2036 (P)		160,090	171,126
SLM Student Loan Trust, Series 2003-6,
Class A4
0.473%, 12/17/2018 (P)		111,756	111,663

TOTAL ASSET BACKED SECURITIES (Cost $8,440,466)			$8,381,986

PREFERRED SECURITIES - 0.0%
United States - 0.0%
SLM Corp., 3.412%		6,200	$142,910

TOTAL PREFERRED SECURITIES (Cost $69,750)			$142,910

PURCHASED OPTIONS - 0.2%
Put Options - 0.2%
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Counterparty: Bank of
America NA) (I)		5,000,000	776,750
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Counterparty:
Citibank NA) (I)		3,100,000	481,585

			1,258,335

TOTAL PURCHASED OPTIONS (Cost $659,811)			$1,258,335

ESCROW SHARES - 0.4%
United States - 0.4%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049 (I)		3,600,000	918,000
Lehman Brothers Holdings, Inc.
6.875%, 05/02/2018 (I)		4,200,000	1,086,750

			2,004,750

TOTAL ESCROW SHARES (Cost $1,189,850)			$2,004,750

SHORT-TERM INVESTMENTS - 12.7%
Foreign Government - 8.6%
Mexico Treasury Bill
7.183%, 11/14/2013 *	MXN	187,000,000	13,882,311
7.459%, 10/17/2013 *		100,000,000	7,446,374
7.691%, 03/06/2014 *		55,000,000	4,032,853
7.837%, 10/03/2013 *		307,000,000	22,894,374

The accompanying notes are an integral part of the financial statements.	111

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Foreign Government (continued)
Mexico Treasury Bill (continued)
8.211%, 01/23/2014 *	MXN	29,000,000	$2,137,280

			50,393,192
U.S. Government - 3.6%
U.S. Treasury Bill
0.012%, 09/05/2013 (D)*		$303,000	303,000
0.035%, 10/10/2013 (D)(F)*		1,190,000	1,189,985
0.052%, 02/13/2014 (D)(F)*		2,300,000	2,299,584
0.057%, 09/12/2013 (F)*		180,000	179,997
0.061%, 09/19/2013 (D)(F)*		16,754,000	16,753,637

			20,726,203
U.S. Government Agency - 0.5%
Federal Home Loan Bank Discount
Notes 0.050%, 11/27/2013 *		2,400,000	2,399,710
Federal Home Loan Mortgage Corp.
Discount Notes 0.049%, 11/25/2013 *		600,000	599,972

			2,999,682
Repurchase Agreement - 0.0%
Repurchase Agreement with State
Street Corp. dated 08/30/2013 at
0.000% to be repurchased at $189,000
on 09/03/2013, collateralized by
$195,000 U.S. Treasury Note, 1.000%
due 08/31/2016 (valued at $197,127,
including interest).		189,000	189,000

TOTAL SHORT-TERM INVESTMENTS (Cost $78,591,231)			$74,308,077

Total Investments (Global Bond Fund)
(Cost $630,447,747) - 104.3%			$609,839,417
Other assets and liabilities, net - (4.3%)			(25,279,910)

TOTAL NET ASSETS - 100.0%			$584,559,507

SALE COMMITMENTS OUTSTANDING - (0.9)%
United Kingdom - (0.9)%
Government of United Kingdom, Inflation
Linked Bond 0.125%, 03/22/2024	GBP	(3,399,099)	(5,425,086)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(5,423,892))			$(5,425,086)

Global Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.9%
Australia - 1.5%
Amcor, Ltd.	523,841	$4,845,488
Bermuda - 1.0%
Catlin Group, Ltd.	467,022	3,382,442
France - 5.5%
Safran SA	89,133	4,942,726
Total SA	119,385	6,605,881
Vivendi SA	328,643	6,652,685

		18,201,292
Germany - 1.5%
Deutsche Boerse AG	70,488	4,942,330

Global Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong - 1.9%
Hutchison Whampoa, Ltd.	531,000	$6,126,077
Ireland - 3.6%
Accenture PLC, Class A	69,346	5,010,249
Covidien PLC	54,283	3,224,410
CRH PLC	157,454	3,332,209
Mallinckrodt PLC (I)	6,785	296,165

		11,863,033
Japan - 3.9%
Canon, Inc.	105,300	3,155,219
Honda Motor Company, Ltd.	99,000	3,544,601
Keihin Corp.	171,500	2,468,055
Meitec Corp.	34,400	850,544
Optex Company, Ltd.	61,300	806,266
Ryoyo Electro Corp.	74,800	606,429
Sankyo Company, Ltd.	18,600	863,088
Shimachu Company, Ltd.	27,300	663,217

		12,957,419
Luxembourg - 3.1%
SES SA	350,447	10,280,158
Netherlands - 3.0%
Koninklijke Ahold NV	304,702	4,857,147
Wolters Kluwer NV	218,499	5,152,021

		10,009,168
Norway - 1.1%
Orkla ASA	494,877	3,568,272
Singapore - 1.2%
ComfortDelGro Corp., Ltd.	2,714,000	3,908,209
Switzerland - 5.9%
Novartis AG	135,924	9,911,810
Roche Holdings AG	25,575	6,379,663
Tyco International, Ltd.	96,535	3,189,516

		19,480,989
United Kingdom - 14.6%
Aon PLC	63,832	4,237,168
British American Tobacco PLC	177,393	8,948,191
British Sky Broadcasting Group PLC	578,159	7,520,402
GlaxoSmithKline PLC	190,690	4,860,560
HSBC Holdings PLC	753,709	7,894,083
Pearson PLC	403,774	7,953,012
Vodafone Group PLC	2,072,866	6,680,806

		48,094,222
United States - 49.1%
Apple, Inc.	8,665	4,220,288
Arthur J. Gallagher & Company	35,770	1,478,732
Automatic Data Processing, Inc.	81,825	5,822,667
Baxter International, Inc.	93,194	6,482,575
Chevron Corp.	57,760	6,956,037
Emerson Electric Company	75,582	4,562,885
Exxon Mobil Corp.	65,114	5,675,336
Honeywell International, Inc.	40,259	3,203,409
Huntington Bancshares, Inc.	636,053	5,241,077
Johnson & Johnson	120,146	10,381,816
JPMorgan Chase & Company	131,811	6,660,410
Kraft Foods Group, Inc.	56,698	2,935,255
Macy’s, Inc.	146,047	6,488,868
Merck & Company, Inc.	72,526	3,429,755
Microsoft Corp.	241,027	8,050,302
Mondelez International, Inc., Class A	265,485	8,142,425
Northern Trust Corp.	86,690	4,756,680

The accompanying notes are an integral part of the financial statements.	112

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Global Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Pfizer, Inc.	215,608	$6,082,302
Philip Morris International, Inc.	107,983	9,010,102
Raytheon Company	83,356	6,285,876
Robert Half International, Inc.	120,373	4,245,556
Target Corp.	104,160	6,594,370
The Procter & Gamble Company	46,548	3,625,624
Time Warner Cable, Inc.	31,310	3,361,129
Time Warner, Inc.	70,484	4,266,397
United Parcel Service, Inc., Class B	46,097	3,944,981
United Technologies Corp.	78,494	7,857,249
Viacom, Inc., Class B	53,950	4,292,262
Wells Fargo & Company	192,886	7,923,757

		161,978,122

TOTAL COMMON STOCKS (Cost $316,744,988)		$319,637,221

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
State Street Institutional Treasury Money
Market Fund, 0.000% (Y)	9,756,028	9,756,028

TOTAL SHORT-TERM INVESTMENTS (Cost $9,756,028)		$9,756,028

Total Investments (Global Equity Fund)
(Cost $326,501,016) - 99.9%		$329,393,249
Other assets and liabilities, net - 0.1%		346,097

TOTAL NET ASSETS - 100.0%		$329,739,346

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.7%
Australia - 6.9%
BGP Holdings PLC (I)	4,606,148	$6
CFS Retail Property Trust Group	395,622	708,780
Commonwealth Property Office Fund	655,507	669,609
Dexus Property Group	2,326,701	2,119,806
Federation Centres	960,039	1,936,747
Goodman Group	343,363	1,404,819
GPT Group	393,343	1,237,113
Mirvac Group	1,233,679	1,795,569
Stockland	804,416	2,656,502
Westfield Group	727,386	7,141,942
Westfield Retail Trust	266,716	689,737

		20,360,630
Austria - 0.2%
Conwert Immobilien Invest SE (I)(L)	43,589	469,410
Canada - 3.7%
Allied Properties Real Estate Investment Trust	119,216	3,538,111
Boardwalk Real Estate Investment Trust	27,869	1,485,130
Chartwell Retirement Residences	231,813	2,119,395
First Capital Realty, Inc. (L)	71,081	1,134,408
RioCan Real Estate Investment Trust	113,981	2,548,422

		10,825,466
China - 0.5%
Country Garden Holdings Company, Ltd.	2,153,447	1,351,187
France - 3.8%
Fonciere Des Regions	9,000	694,506

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Gecina SA	12,100	$1,438,567
Klepierre	57,750	2,286,413
Unibail-Rodamco SE	29,750	6,675,522

		11,095,008
Germany - 1.8%
Alstria Office REIT AG (I)	9,186	108,596
Deutsche Euroshop AG	38,000	1,552,604
Deutsche Wohnen AG	75,500	1,325,231
DIC Asset AG	102,400	1,003,032
LEG Immobilien AG (I)	26,831	1,443,630

		5,433,093
Guernsey, Channel Islands - 0.0%
Camper & Nicholsons
Marina Investments, Ltd. (I)	690,240	9,359
Camper & Nicholsons Marina
Investments, Ltd. (Euro OTC Exchange) (I)	1,200,000	137,148

		146,507
Hong Kong - 9.2%
Hang Lung Properties, Ltd.	642,000	1,995,786
Henderson Land Development Company, Ltd.	339,700	1,983,592
Hong Kong Land Holdings, Ltd.	472,000	3,041,469
New World Development Company, Ltd.	1,677,000	2,336,380
Shimao Property Holdings, Ltd. (I)	629,000	1,591,333
Sino Land Company, Ltd.	544,000	724,887
Sun Hung Kai Properties, Ltd.	507,173	6,546,375
Swire Properties, Ltd.	564,400	1,572,318
The Link REIT	677,500	3,100,910
Wharf Holdings, Ltd.	498,900	4,071,084

		26,964,134
Japan - 14.4%
Aeon Mall Company, Ltd.	8,500	220,934
Frontier Real Estate Investment Corp. (I)	119	1,006,573
Global One Real Estate Investment Corp.	114	613,464
Japan Hotel REIT Investment Corp.	2,122	819,402
Japan Real Estate Investment Corp.	145	1,539,167
Japan Retail Fund Investment Corp.	193	354,343
Mitsubishi Estate Company, Ltd.	433,000	11,200,000
Mitsui Fudosan Company, Ltd.	250,000	7,831,045
Mori Hills REIT Investment Corp.	169	939,332
Nippon Accommodations Fund Inc	227	1,480,724
Nippon Building Fund, Inc.	307	3,331,702
Nippon Prologis REIT, Inc.	126	1,101,332
Nomura Real Estate Office Fund, Inc.	401	1,714,410
NTT Urban Development Corp.	1,428	1,677,567
Premier Investment Corp.	166	622,901
Sumitomo Realty &
Development Company, Ltd.	141,000	6,162,575
Tokyo Tatemono Company, Ltd.	217,000	1,835,863

		42,451,334
Jersey, Channel Islands - 0.5%
LXB Retail Properties PLC (I)	813,997	1,420,528
Netherlands - 0.3%
Corio NV	19,000	745,010
Norway - 0.5%
Norwegian Property ASA	1,100,000	1,450,775
Singapore - 4.0%
Ascendas Real Estate Investment Trust	653,000	1,101,907
CapitaCommercial Trust	1,118,000	1,174,711
CapitaLand, Ltd.	1,301,500	3,098,281

The accompanying notes are an integral part of the financial statements.	113

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
CapitaMall Trust	405,000	$586,174
CapitaMalls Asia, Ltd.	746,000	1,046,263
City Developments, Ltd.	140,000	1,085,821
Global Logistic Properties, Ltd.	1,132,000	2,386,816
Suntec Real Estate Investment Trust	1,133,000	1,336,835

		11,816,808
Sweden - 1.0%
Castellum AB	117,300	1,606,004
Fabege AB	125,300	1,304,549

		2,910,553
Switzerland - 0.7%
PSP Swiss Property AG (I)	24,500	2,103,494
United Kingdom - 5.0%
British Land Company PLC	407,000	3,516,784
Derwent London PLC	45,200	1,621,823
Great Portland Estates PLC	213,000	1,760,691
Hammerson PLC	312,500	2,341,501
Helical Bar PLC	53,500	222,196
Land Securities Group PLC	219,000	2,996,764
Quintain Estates & Development PLC (I)	357,000	488,237
Safestore Holdings PLC	223,692	470,534
St. Modwen Properties PLC (I)	112,000	521,394
Unite Group PLC	158,196	877,568

		14,817,492
United States - 46.2%
Acadia Realty Trust	70,161	1,636,856
Alexander’s, Inc.	2,605	713,588
American Assets Trust, Inc.	33,997	1,006,651
American Campus Communities, Inc.	77,879	2,594,149
American Homes 4 Rent (I)	20,853	331,146
American Residential Properties, Inc. (I)	18,573	316,855
Associated Estates Realty Corp.	1,821	25,075
AvalonBay Communities, Inc.	52,675	6,526,433
Boston Properties, Inc.	64,604	6,621,910
BRE Properties, Inc.	30,386	1,458,224
Brookfield Office Properties, Inc. (I)	100,149	1,602,118
Camden Property Trust	42,355	2,617,115
CBL & Associates Properties, Inc.	105,360	2,022,912
Cole Real Estate Investment, Inc.	136,306	1,504,818
Colonial Properties Trust	75,887	1,676,344
DCT Industrial Trust, Inc.	214,819	1,437,139
DiamondRock Hospitality Company	190,346	1,844,453
Digital Realty Trust, Inc.	17,128	952,317
Douglas Emmett, Inc.	162,598	3,756,014
Duke Realty Corp.	202,573	2,955,540
DuPont Fabros Technology, Inc.	150,161	3,422,169
Education Realty Trust, Inc.	109,600	941,464
Equity Residential	98,156	5,093,315
Federal Realty Investment Trust	34,019	3,310,389
Glimcher Realty Trust	294,702	2,917,550
HCP, Inc.	57,959	2,360,670
Health Care REIT, Inc.	42,317	2,599,956
Healthcare Realty Trust, Inc.	138,420	3,113,066
Host Hotels & Resorts, Inc.	166,924	2,842,716
LaSalle Hotel Properties	99,767	2,646,819
Liberty Property Trust	90,372	3,126,871
LTC Properties, Inc.	33,712	1,194,416
Piedmont Office Realty Trust, Inc., Class A	47,286	812,373
Post Properties, Inc.	59,234	2,679,154
Prologis, Inc.	113,516	4,000,304
Public Storage	53,353	8,145,403

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Regency Centers Corp.	81,582	$3,879,224
Rexford Industrial Realty, Inc. (I)	112,158	1,478,242
Select Income REIT	90,447	2,200,576
Simon Property Group, Inc.	98,663	14,368,293
SL Green Realty Corp.	854	74,460
Spirit Realty Capital, Inc.	172,353	1,501,195
Sunstone Hotel Investors, Inc. (I)	169,201	2,035,488
Taubman Centers, Inc.	58,341	3,932,767
Ventas, Inc.	123,081	7,663,023
Vornado Realty Trust	69,320	5,635,716
Weingarten Realty Investors	80,569	2,313,136

		135,888,412

TOTAL COMMON STOCKS (Cost $240,343,319)		$290,249,841

RIGHTS - 0.0%
New World Development (Expiration Date:
12/31/2013; Strike Price HKD 1.00) (I)	24,738	0

TOTAL RIGHTS (Cost $0)		$0

SECURITIES LENDING COLLATERAL - 0.9%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	272,348	2,725,578

TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,723,481)		$2,725,578

SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreement - 0.8%
Repurchase Agreement with State Street Corp.
dated 08/30/2013 at 0.000% to be
repurchased at $2,327,000 on 09/03/2013,
collateralized by $2,210,000 U.S. Treasury
Notes, 4.125% due 05/15/2015 (valued at
$2,378,084, including interest)	$2,327,000	$2,327,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,327,000)		$2,327,000

Total Investments (Global Real Estate Fund)
(Cost $245,393,800) - 100.4%		$295,302,419
Other assets and liabilities, net - (0.4%)		(1,294,168)

TOTAL NET ASSETS - 100.0%		$294,008,251

Health Sciences Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.0%
Consumer Staples - 0.3%
Food & Staples Retailing - 0.3%
CP ALL PCL	704,800	$717,061
Raia Drogasil SA	105,345	745,290

		1,462,351

		1,462,351
Financials - 0.1%
Insurance - 0.1%
eHealth, Inc. (I)	22,200	614,274

The accompanying notes are an integral part of the financial statements.	114

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 94.5%
Biotechnology - 38.2%
Abcam PLC	95,918	$668,899
ACADIA Pharmaceuticals, Inc. (I)	49,400	986,024
Achillion Pharmaceuticals, Inc. (I)	29,500	190,275
Acorda Therapeutics, Inc. (I)	12,300	415,617
Aegerion Pharmaceuticals, Inc. (I)	111,300	9,647,484
Agios Pharmaceuticals, Inc. (I)	6,400	150,912
Alexion Pharmaceuticals, Inc. (D)(I)	215,600	23,233,057
Alkermes PLC (D)(I)	247,700	7,864,475
Alnylam Pharmaceuticals, Inc. (I)	73,700	3,817,660
AMAG Pharmaceuticals, Inc. (I)	74,500	1,762,670
Amarin Corp. PLC, ADR (I)	164,400	1,035,720
Amgen, Inc. (D)	55,300	6,024,382
Array BioPharma, Inc. (I)	493,900	2,770,779
Basilea Pharmaceutica (I)	1,312	93,822
Biocon, Ltd.	15,796	83,816
Biogen Idec, Inc. (I)	38,400	8,179,968
BioMarin Pharmaceutical, Inc. (I)	102,400	6,704,128
Bluebird Bio, Inc. (I)	4,000	99,600
Celgene Corp. (I)	66,700	9,336,666
ChemoCentryx, Inc. (I)	15,000	121,500
Chimerix, Inc. (I)	22,000	346,720
China Biologic Products, Inc. (I)	11,830	287,469
Clovis Oncology, Inc. (I)	17,069	1,100,951
Coronado Biosciences, Inc. (I)	66,095	538,674
Cubist Pharmaceuticals, Inc. (I)	38,800	2,458,368
Cytokinetics, Inc. (I)	27,003	282,721
Dyadic International, Inc. (I)	7,000	11,760
Exelixis, Inc. (I)	236,400	1,184,364
Gilead Sciences, Inc. (I)	590,900	35,613,543
Idenix Pharmaceuticals, Inc. (I)	295,700	1,413,446
Incyte Corp. (I)	385,100	13,051,039
Infinity Pharmaceuticals, Inc. (I)	76,200	1,410,462
InterMune, Inc. (I)	271,700	3,882,593
Intrexon Corp. (I)	11,700	254,241
Ironwood Pharmaceuticals, Inc. (I)	33,800	393,770
Isis Pharmaceuticals, Inc. (I)	107,200	2,768,976
Lexicon Pharmaceuticals, Inc. (I)	89,800	223,602
Medivation, Inc. (I)	81,600	4,612,848
Merrimack Pharmaceuticals, Inc. (I)	67,400	227,812
Momenta Pharmaceuticals, Inc. (I)	30,009	422,827
Neurocrine Biosciences, Inc. (I)	280,800	4,091,256
OncoMed Pharmaceuticals, Inc. (I)	8,540	138,604
Onconova Therapeutics, Inc. (I)	4,300	104,662
Orexigen Therapeutics, Inc. (I)	13,600	93,296
Pharmacyclics, Inc. (I)	162,700	18,141,050
Portola Pharmaceuticals, Inc. (I)	17,600	397,760
Prosensa Holding BV (I)	7,200	163,944
Prothena Corp. PLC (I)	8,250	165,330
Puma Biotechnology, Inc. (I)	58,856	2,980,468
Quintiles Transnational Holdings, Inc. (I)	11,100	480,186
Regeneron Pharmaceuticals, Inc. (D)(I)	47,175	11,430,974
Rigel Pharmaceuticals, Inc. (I)	94,100	296,415
Sarepta Therapeutics, Inc. (I)	21,400	730,382
Seattle Genetics, Inc. (I)	34,600	1,467,040
Sophiris Bio, Inc. (I)	87,400	368,828
Sophiris Bio, Inc. (Toronto Exchange) (I)	10,087	42,518
Stemline Therapeutics, Inc. (I)	31,311	1,084,926
Sunesis Pharmaceuticals, Inc. (I)	152,600	734,006
Swedish Orphan Biovitrum AB (I)	124,938	865,143
TESARO, Inc. (I)	64,917	2,244,830
Theravance, Inc. (I)	54,800	1,964,580
Threshold Pharmaceuticals, Inc. (I)	49,800	216,630

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
United Therapeutics Corp. (I)	9,900	$702,009
Vertex Pharmaceuticals, Inc. (I)	73,200	5,500,980

		208,079,457
Health Care Equipment & Supplies - 8.8%
ArthroCare Corp. (I)	33,700	1,067,279
Baxter International, Inc.	11,800	820,808
Becton, Dickinson and Company	33,000	3,213,540
Boston Scientific Corp. (I)	194,900	2,062,042
Covidien PLC	90,900	5,399,460
Cynosure, Inc., Class A (I)	18,200	417,690
DENTSPLY International, Inc.	102,800	4,316,572
Edwards Lifesciences Corp. (I)	30,100	2,118,438
EnteroMedics, Inc. (I)	177,900	181,458
GenMark Diagnostics, Inc. (I)	108,800	1,251,200
HeartWare International, Inc. (I)	17,700	1,391,220
IDEXX Laboratories, Inc. (I)	44,400	4,165,608
Insulet Corp. (I)	42,900	1,430,286
Intuitive Surgical, Inc. (D)(I)	8,000	3,092,160
Meridian Bioscience, Inc.	21,900	492,531
Nobel Biocare Holding AG (I)	7,711	111,013
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	1,080,000	1,018,285
Sonova Holding AG (I)	10,483	1,160,157
Stryker Corp.	80,300	5,371,267
The Cooper Companies, Inc.	32,900	4,297,069
Tornier BV (I)	74,000	1,404,520
Urologix, Inc. (I)	86,006	26,662
Utah Medical Products, Inc.	1,200	60,600
Volcano Corp. (I)	99,200	2,124,864
Wright Medical Group, Inc. (I)	18,719	450,566
Zimmer Holdings, Inc. (D)	9,100	719,719

		48,165,014
Health Care Providers & Services - 22.5%
Acadia Healthcare Company, Inc. (I)	50,800	1,947,164
Aetna, Inc.	197,800	12,538,542
Air Methods Corp.	90,087	3,686,360
AmerisourceBergen Corp.	39,000	2,219,880
Bumrungrad Hospital PCL	382,700	927,325
Catamaran Corp. (D)(I)	282,806	15,528,877
Centene Corp. (I)	23,000	1,314,450
Cigna Corp.	69,800	5,492,562
Community Health Systems, Inc.	18,100	710,606
DaVita HealthCare Partners, Inc. (I)	3,700	397,787
Diagnosticos da America SA	51,100	237,515
Envision Healthcare Holdings, Inc. (I)	33,700	884,288
Express Scripts Holding Company (I)	99,314	6,344,178
Fresenius SE & Company KGaA	10,059	1,210,532
HCA Holdings, Inc.	78,600	3,001,734
Henry Schein, Inc. (I)	50,700	5,123,235
Humana, Inc.	67,100	6,178,568
Laboratory Corp. of America Holdings (I)	47,100	4,508,412
LCA-Vision, Inc. (I)	94,500	351,540
McKesson Corp.	62,200	7,551,702
MEDNAX, Inc. (I)	32,700	3,183,999
MWI Veterinary Supply, Inc. (I)	13,100	1,992,248
Odontoprev SA	119,400	440,878
Quest Diagnostics, Inc.	22,700	1,330,674
Select Medical Holdings Corp.	58,697	497,164
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	169,300	320,277
Sinopharm Group Company, Ltd., H Shares	77,200	192,290
Tenet Healthcare Corp. (I)	26,100	1,019,205

The accompanying notes are an integral part of the financial statements.	115

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Triple-S Management Corp., Class B (I)	14,100	$262,965
UnitedHealth Group, Inc.	210,000	15,065,400
Universal Health Services, Inc., Class B	88,900	6,022,975
WellCare Health Plans, Inc. (I)	53,600	3,412,712
WellPoint, Inc.	103,800	8,837,532

		122,733,576
Health Care Technology - 1.6%
athenahealth, Inc. (I)	34,000	3,586,660
Cerner Corp. (I)	34,014	1,566,685
HMS Holdings Corp. (I)	136,100	3,401,139

		8,554,484
Life Sciences Tools & Services - 4.1%
Agilent Technologies, Inc.	175,400	8,180,656
Bruker Corp. (I)	95,200	1,907,808
Covance, Inc. (I)	45,300	3,671,112
Illumina, Inc. (I)	10,700	832,888
Mettler-Toledo International, Inc. (I)	5,900	1,299,357
NanoString Technologies, Inc. (I)	35,200	269,280
Thermo Fisher Scientific, Inc.	69,900	6,209,217

		22,370,318
Pharmaceuticals - 19.3%
AbbVie, Inc.	269,800	11,496,178
Actavis, Inc. (I)	66,800	9,030,024
Allergan, Inc.	7,600	671,688
AVANIR Pharmaceuticals, Inc., Class A (I)	602,300	3,071,730
Bayer AG	20,292	2,253,350
Bayer AG, ADR	400	44,428
Bristol-Myers Squibb Company	139,300	5,807,417
Cadence Pharmaceuticals, Inc. (I)	220,700	1,202,815
CFR Pharmaceuticals SA	1,554,712	347,293
China Medical System Holdings, Ltd.	2,369,100	1,967,867
Depomed, Inc. (I)	37,300	267,441
Endo Health Solutions, Inc. (I)	31,100	1,277,899
Endocyte, Inc. (I)	17,200	246,992
Forest Laboratories, Inc. (I)	82,800	3,521,484
GlaxoSmithKline Pharmaceuticals, Ltd.	5,035	181,917
GlaxoSmithKline PLC	66,762	1,701,719
Hikma Pharmaceuticals PLC	5,311	83,457
Hospira, Inc. (I)	14,000	546,420
Ipca Laboratories, Ltd.	69,974	657,542
Jazz Pharmaceuticals PLC (I)	43,900	3,849,591
Lijun International
Pharmaceutical Holding, Ltd.	606,000	207,335
Mallinckrodt PLC (I)	11,383	496,868
Merck & Company, Inc.	178,000	8,417,620
Natco Pharma, Ltd.	14,945	131,747
Nektar Therapeutics (I)	28,300	344,694
Optimer Pharmaceuticals, Inc. (I)	122,700	1,534,977
Pacira Pharmaceuticals, Inc. (I)	117,100	4,241,362
Ranbaxy Laboratories, Ltd. (I)	27,110	166,647
Roche Holdings AG	16,350	4,078,494
Salix Pharmaceuticals, Ltd. (I)	17,700	1,184,838
Sawai Pharmaceutical Company, Ltd.	14,000	1,820,253
Shire PLC	24,580	903,538
Shire PLC, ADR	14,900	1,642,278
Simcere Pharmaceutical Group, ADR (I)	46,100	437,489
Stada Arzneimittel AG	17,677	855,268
Sun Pharmaceutical Industries, Ltd.	100,131	789,658
Supernus Pharmaceuticals, Inc. (I)	162,400	1,075,088
The Medicines Company (I)	192,500	6,084,925
Towa Pharmaceutical Company, Ltd.	22,500	1,030,933

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
UCB SA	40,955	$2,381,187
Valeant Pharmaceuticals International, Inc. (I)	162,300	15,960,582
Vectura Group PLC (I)	120,419	185,700
ViroPharma, Inc. (I)	63,400	1,911,510
Warner Chilcott PLC, Class A	26,100	559,845
XenoPort, Inc. (I)	156,000	762,840
Zeneca, Inc. (I)	33,315	84,620

		105,517,548

		515,420,397
Industrials - 0.9%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (I)	8,800	990,528
Professional Services - 0.7%
The Advisory Board Company (I)	70,130	3,841,020

		4,831,548
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.7%
FEI Company	48,900	3,827,892
IT Services - 0.3%
MAXIMUS, Inc.	39,500	1,481,645

		5,309,537
Materials - 0.2%
Chemicals - 0.2%
Monsanto Company	10,600	1,037,634

TOTAL COMMON STOCKS (Cost $354,913,704)		$528,675,741

PREFERRED SECURITIES - 0.1%
Health Care - 0.0%
Ultragenyx Pharmaceutical, Inc. (R)	112,397	311,272
Information Technology - 0.1%
Castlight Health, Inc. Series D (R)	59,286	357,884

TOTAL PREFERRED SECURITIES (Cost $669,156)		$669,156

CONVERTIBLE BONDS - 0.0%
Health Care - 0.0%
HeartWare International, Inc.
3.500%, 12/15/2017	$100,000	$112,063
Insulet Corp. 3.750%, 06/15/2016	100,000	136,250

		248,313

TOTAL CONVERTIBLE BONDS (Cost $198,310)		$248,313

RIGHTS - 0.0%
Health Care - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	20,400	10,730

TOTAL RIGHTS (Cost $51,000)		$10,730

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,542,774	1,542,774

The accompanying notes are an integral part of the financial statements.	116

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Prime Reserve Investment
Fund, 0.0333% (Y)	5,411,346	$5,411,338

TOTAL SHORT-TERM INVESTMENTS (Cost $6,954,112)		$6,954,112

Total Investments (Health Sciences Fund)
(Cost $362,786,282) - 98.4%		$536,558,052
Other assets and liabilities, net - 1.6%		8,585,455

TOTAL NET ASSETS - 100.0%		$545,143,507

High Income Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 75.4%
Consumer Discretionary - 17.4%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	$2,500,000	$2,631,250
Automotores Gildemeister SA
8.250%, 05/24/2021 (S)	955,000	744,900
Beazer Homes USA, Inc.
9.125%, 05/15/2019	1,920,000	2,030,400
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019	2,140,000	2,386,100
Burlington Holdings LLC, PIK
9.000%, 02/15/2018 (S)	1,410,000	1,441,724
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	1,075,000	1,123,375
CCO Holdings LLC
5.250%, 09/30/2022	1,295,000	1,181,688
Chrysler Group LLC
8.250%, 06/15/2021	3,300,000	3,621,750
Clear Channel Communications, Inc., PIK
14.000%, 02/01/2021 (S)	8,538,673	6,959,019
Dana Holding Corp.
6.000%, 09/15/2023	2,500,000	2,437,500
DISH DBS Corp.
6.750%, 06/01/2021	1,300,000	1,355,250
7.875%, 09/01/2019	4,500,000	5,073,750
DreamWorks Animation SKG, Inc.
6.875%, 08/15/2020 (S)	490,000	503,475
General Motors Financial Company, Inc.
4.250%, 05/15/2023 (S)	2,510,000	2,259,000
Greektown Superholdings, Inc.
13.000%, 07/01/2015	1,304,000	1,369,200
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	4,313,000	4,377,695
Hyva Global BV
8.625%, 03/24/2016 (S)	2,145,000	1,887,600
Jaguar Land Rover PLC
8.125%, 05/15/2021 (S)	3,500,000	3,889,375
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	3,769,000	3,882,070
KB Home
7.500%, 09/15/2022	1,700,000	1,772,250
Landry’s, Inc.
9.375%, 05/01/2020 (S)	1,300,000	1,386,125
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	4,980,000	4,880,400

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		$440,000	$445,500
Meritage Homes Corp.
7.000%, 04/01/2022		875,000	936,250
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (S)		3,000,000	3,052,500
11.000%, 09/15/2018 (S)		5,013,000	4,912,740
Netflix, Inc.
5.375%, 02/01/2021 (S)		1,090,000	1,095,450
New Look Bondco I PLC
8.375%, 05/14/2018 (S)		445,000	440,550
Outerwall, Inc.
6.000%, 03/15/2019 (S)		3,000,000	3,000,000
PVH Corp.
4.500%, 12/15/2022		2,510,000	2,324,888
Quiksilver, Inc.
10.000%, 08/01/2020 (S)		1,280,000	1,296,000
RHP Hotel Properties LP
5.000%, 04/15/2021 (S)		410,000	381,300
Sirius XM Canada Holdings, Inc.
8.000%, 09/12/2014	CAD	4,445,000	5,644,344
Tenneco, Inc.
6.875%, 12/15/2020		$1,632,000	1,750,320
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		2,435,000	2,486,744
8.750%, 08/15/2020		1,250,000	1,431,250
The William Carter Company
5.250%, 08/15/2021 (S)		735,000	738,675
Toys R Us, Inc.
10.375%, 08/15/2017		3,840,000	3,768,000
Urbi Desarrollos Urbanos SAB de CV
9.750%, 02/03/2022 (H)(S)		1,750,000	323,750
Virgin Media Finance PLC
6.375%, 04/15/2023 (S)		1,200,000	1,191,000
Waterford Gaming LLC
8.625%, 09/15/2014 (S)		1,470,521	547,721
WMG Acquisition Corp.
6.000%, 01/15/2021 (S)		1,868,000	1,914,700
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)		2,442,000	2,710,620
Wynn Las Vegas LLC
4.250%, 05/30/2023 (S)		790,000	707,050

			98,293,248
Consumer Staples - 7.8%
Alliance One International, Inc.
9.875%, 07/15/2021 (S)		5,335,000	4,881,525
American Seafoods Group LLC
10.750%, 05/15/2016 (S)		2,500,000	2,587,500
Barry Callebaut Services V
5.500%, 06/15/2023 (S)		1,170,000	1,176,774
Constellation Brands, Inc.
3.750%, 05/01/2021		485,000	448,625
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021 (S)		2,255,000	2,277,550
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)		1,880,000	1,941,100
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)		2,980,000	2,816,100
KeHE Distributors LLC
7.625%, 08/15/2021 (S)		440,000	447,150
Revlon Consumer Products Corp.
5.750%, 02/15/2021 (S)		2,500,000	2,381,250

The accompanying notes are an integral part of the financial statements.	117

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019		$1,405,000	$1,450,663
Rite Aid Corp.
6.750%, 06/15/2021 (S)		8,000,000	8,100,000
9.250%, 03/15/2020		930,000	1,052,063
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		3,335,000	3,543,438
Southern States Cooperative, Inc.
10.000%, 08/15/2021 (S)		2,805,000	2,703,319
Sun Merger Sub, Inc.
5.875%, 08/01/2021 (S)		605,000	603,488
The Sun Products Corp.
7.750%, 03/15/2021 (S)		1,480,000	1,450,400
Tops Holding Corp.
8.875%, 12/15/2017 (S)		2,492,000	2,753,660
Vector Group, Ltd.
7.750%, 02/15/2021		3,405,000	3,515,663

			44,130,268
Energy - 10.9%
Arch Coal, Inc.
7.250%, 06/15/2021		5,962,000	4,605,645
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020		2,900,000	3,059,500
Chesapeake Energy Corp.
5.750%, 03/15/2023		5,590,000	5,562,050
Connacher Oil and Gas, Ltd.
8.500%, 08/01/2019 (S)		6,485,000	4,571,925
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)		380,000	352,450
EP Energy LLC
7.750%, 09/01/2022		4,525,000	4,841,750
Gastar Exploration USA, Inc.
8.625%, 05/15/2018 (S)		190,000	180,500
Goodrich Petroleum Corp.
8.875%, 03/15/2019		1,017,000	1,047,510
Halcon Resources Corp.
8.875%, 05/15/2021		3,556,000	3,564,890
Key Energy Services, Inc.
6.750%, 03/01/2021		2,250,000	2,221,875
Midstates Petroleum Company, Inc.
9.250%, 06/01/2021 (S)		2,920,000	2,774,000
Murphy Oil USA, Inc.
6.000%, 08/15/2023 (S)		575,000	570,688
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)		1,385,000	1,225,725
Paramount Resources, Ltd.
7.625%, 12/04/2019 (S)	CAD	2,000,000	1,898,794
Parker Drilling Company
7.500%, 08/01/2020 (S)		$1,305,000	1,282,163
Penn Virginia Corp.
8.500%, 05/01/2020		2,225,000	2,225,000
Permian Holdings, Inc.
10.500%, 01/15/2018 (S)		1,695,000	1,644,150
Petroleos de Venezuela SA
5.375%, 04/12/2027		2,950,000	1,681,500
Plains Exploration & Production Company
6.875%, 02/15/2023		2,960,000	3,144,816
Quicksilver Resources, Inc.
11.000%, 07/01/2021 (S)		1,150,000	1,072,375
Rex Energy Corp.
8.875%, 12/01/2020 (S)		3,729,000	3,859,515

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
RKI Exploration & Production LLC
8.500%, 08/01/2021 (S)	$1,765,000	$1,765,000
Samson Investment Company
10.250%, 02/15/2020 (S)	3,707,000	3,873,815
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)	2,995,000	2,920,125
SM Energy Company
5.000%, 01/15/2024 (S)	785,000	728,088
Summit Midstream Holdings LLC
7.500%, 07/01/2021 (S)	955,000	969,325

		61,643,174
Financials - 8.4%
Alfa Bank OJSC
7.500%, 09/26/2019 (S)	1,785,000	1,874,250
Brookfield Residential Properties, Inc.
6.125%, 07/01/2022 (S)	2,900,000	2,863,750
6.500%, 12/15/2020 (S)	1,330,000	1,359,925
Citigroup, Inc. (5.950% to 01/30/2023,
then 3 month LIBOR + 4.069%)
01/30/2023 (Q)	3,850,000	3,657,500
DTEK Finance PLC
7.875%, 04/04/2018 (S)	2,940,000	2,770,950
DuPont Fabros Technology LP
8.500%, 12/15/2017	2,500,000	2,637,500
E*TRADE Financial Corp.
6.375%, 11/15/2019	2,115,000	2,220,750
iPayment, Inc.
10.250%, 05/15/2018	5,020,000	3,739,900
iStar Financial, Inc.
9.000%, 06/01/2017	674,000	763,305
Jack Cooper Holdings Corp.
9.250%, 06/01/2020 (S)	1,000,000	1,025,000
Jefferies Finance LLC
7.375%, 04/01/2020 (S)	2,205,000	2,182,950
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	4,435,000	3,902,800
McGraw-Hill Financial, Inc.
6.550%, 11/15/2037	1,010,000	964,215
MPH Intermediate Holding Company 2,
PIK
8.375%, 08/01/2018 (S)	1,345,000	1,371,900
NANA Development Corp.
9.500%, 03/15/2019 (S)	1,325,000	1,311,750
Nationstar Mortgage LLC
6.500%, 06/01/2022	1,045,000	1,000,588
7.875%, 10/01/2020	735,000	775,425
Regions Bank
6.450%, 06/26/2037	1,310,000	1,359,995
Renaissance Acquisition Corp.
6.875%, 08/15/2021 (S)	895,000	874,863
SLM Corp.
5.500%, 01/25/2023	3,970,000	3,607,007
Springleaf Finance Corp.
6.000%, 06/01/2020 (S)	2,895,000	2,685,113
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q)(S)	1,925,000	2,030,875

The accompanying notes are an integral part of the financial statements.	118

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Zions Bancorporation (5.800% to
06/15/2023, then 3 month
LIBOR + 3.800%)
06/15/2023 (Q)	$2,640,000	$2,323,200

		47,303,511
Health Care - 3.1%
Alere, Inc.
7.250%, 07/01/2018	620,000	669,600
ConvaTec Finance International SA, PIK
8.250%, 01/15/2019 (S)	1,225,000	1,206,625
Endo Health Solutions, Inc.
7.250%, 01/15/2022	2,470,000	2,525,575
HCA, Inc.
8.000%, 10/01/2018	3,000,000	3,382,500
8.500%, 04/15/2019	835,000	901,800
MModal, Inc.
10.750%, 08/15/2020 (S)	2,300,000	1,863,000
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	2,380,000	2,546,600
Select Medical Corp.
6.375%, 06/01/2021 (S)	1,130,000	1,067,850
VPII Escrow Corp.
6.750%, 08/15/2018 (S)	1,495,000	1,582,831
7.500%, 07/15/2021 (S)	1,580,000	1,690,600

		17,436,981
Industrials - 4.8%
Aeropuertos Dominicanos Siglo XXI SA
9.250%, 11/13/2019 (S)	1,200,000	1,236,000
Air Canada
9.250%, 08/01/2015 (S)	1,170,000	1,221,188
12.000%, 02/01/2016 (S)	925,000	1,001,313
Air Canada 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2021 (S)	415,000	400,475
Bombardier, Inc.
5.750%, 03/15/2022 (S)	1,655,000	1,613,625
CHC Helicopter SA
9.375%, 06/01/2021	1,820,000	1,719,900
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)	3,303,498	3,452,155
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	2,830,000	3,056,400
Navistar International Corp.
8.250%, 11/01/2021	6,465,000	6,424,594
Safway Group Holding LLC
7.000%, 05/15/2018 (S)	800,000	804,000
Swift Services Holdings, Inc.
10.000%, 11/15/2018	840,000	928,200
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)	200,000	187,000
Tervita Corp.
8.000%, 11/15/2018 (S)	790,000	788,025
Titan International, Inc.
7.875%, 10/01/2017 (S)	740,000	784,400
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	2,177,209	2,291,512
US Airways Group, Inc.
6.125%, 06/01/2018	1,650,000	1,497,375

		27,406,162

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology - 2.6%
Alcatel-Lucent USA, Inc.
8.875%, 01/01/2020 (S)	$655,000	$668,100
Ancestry.com, Inc.
11.000%, 12/15/2020	1,150,000	1,299,500
Aspect Software, Inc.
10.625%, 05/15/2017	1,410,000	1,413,525
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)	1,965,000	1,989,563
Brightstar Corp.
7.250%, 08/01/2018 (S)	3,055,000	3,009,175
First Data Corp.
10.625%, 06/15/2021 (S)	4,320,000	4,293,000
11.750%, 08/15/2021 (S)	1,220,000	1,140,700
Healthcare Technology Intermediate, Inc.,
PIK
7.375%, 09/01/2018 (S)	1,115,000	1,131,725

		14,945,288
Materials - 10.1%
Aleris International, Inc.
7.875%, 11/01/2020	750,000	776,250
ALROSA Finance SA
7.750%, 11/03/2020 (S)	1,100,000	1,196,910
American Gilsonite Company
11.500%, 09/01/2017 (S)	1,780,000	1,864,550
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	1,181,204	1,263,869
Ardagh Packaging Finance PLC
4.875%, 11/15/2022 (S)	1,110,000	1,068,375
7.000%, 11/15/2020 (S)	1,790,000	1,740,775
Ball Corp.
4.000%, 11/15/2023	1,905,000	1,700,213
5.000%, 03/15/2022	1,255,000	1,233,038
BOE Intermediate Holding Corp., PIK
9.000%, 11/01/2017 (S)	1,515,000	1,545,300
Chemtura Corp.
5.750%, 07/15/2021	2,060,000	2,034,250
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	2,634,000	2,844,720
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	3,930,000	3,930,000
Ferro Corp.
7.875%, 08/15/2018	3,665,000	3,875,738
Grupo Cementos de Chihuahua SAB
de CV
8.125%, 02/08/2020 (S)	2,755,000	2,782,550
Hexion US Finance Corp.
8.875%, 02/01/2018	2,400,000	2,454,000
9.000%, 11/15/2020	3,570,000	3,534,300
HudBay Minerals, Inc.
9.500%, 10/01/2020 (S)	765,000	763,088
9.500%, 10/01/2020	2,490,000	2,483,775
Inmet Mining Corp.
8.750%, 06/01/2020 (S)	1,800,000	1,881,000
Neenah Paper, Inc.
5.250%, 05/15/2021 (S)	695,000	660,250
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	5,004,000	5,054,040
Rentech Nitrogen Partners LP
6.500%, 04/15/2021 (S)	2,155,000	2,111,900
Sappi Papier Holding GmbH
7.500%, 06/15/2032 (S)	1,988,000	1,535,730
7.750%, 07/15/2017 (S)	2,306,000	2,404,005

The accompanying notes are an integral part of the financial statements.	119

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Tembec Industries, Inc.
11.250%, 12/15/2018	$1,000,000	$1,085,000
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	2,280,000	1,943,700
9.750%, 12/01/2017	750,000	802,500
TPC Group, Inc.
8.750%, 12/15/2020 (S)	680,000	693,600
US Coatings Acquisition, Inc.
7.375%, 05/01/2021 (S)	1,745,000	1,784,263

		57,047,689
Telecommunication Services - 7.1%
Cincinnati Bell, Inc.
8.375%, 10/15/2020	1,325,000	1,401,188
8.750%, 03/15/2018	3,956,000	4,104,350
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)	2,530,000	2,681,800
Digicel, Ltd.
7.000%, 02/15/2020 (S)	1,385,000	1,398,850
Frontier Communications Corp.
7.625%, 04/15/2024	2,785,000	2,722,338
Intelsat Luxembourg SA
8.125%, 06/01/2023 (S)	9,095,000	9,504,275
MetroPCS Wireless, Inc.
6.250%, 04/01/2021 (S)	3,310,000	3,301,725
Softbank Corp.
4.500%, 04/15/2020 (S)	2,145,000	2,027,969
Sprint Communications, Inc.
7.000%, 08/15/2020	1,660,000	1,713,950
T-Mobile USA, Inc.
5.250%, 09/01/2018 (S)	1,150,000	1,161,500
Telecom Italia Capital SA
7.175%, 06/18/2019	1,350,000	1,467,045
tw telecom holdings, inc.
5.375%, 10/01/2022 (S)	1,650,000	1,571,625
6.375%, 09/01/2023 (S)	2,100,000	2,089,500
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	2,605,000	2,657,100
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)	776,900	794,380
Windstream Corp.
6.375%, 08/01/2023	1,500,000	1,355,625

		39,953,220
Utilities - 3.2%
AES Corp.
4.875%, 05/15/2023	2,305,000	2,114,838
Calpine Corp.
7.875%, 01/15/2023 (S)	1,530,000	1,640,925
Dynegy, Inc.
5.875%, 06/01/2023 (S)	2,875,000	2,652,188
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	6,450,000	6,564,320
NRG Energy, Inc.
6.625%, 03/15/2023	1,645,000	1,632,663
7.875%, 05/15/2021	3,410,000	3,665,750

		18,270,684

TOTAL CORPORATE BONDS (Cost $425,972,904)		$426,430,225

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 0.8%
Argentina - 0.6%
City of Buenos Aires
9.950%, 03/01/2017 (S)		$3,615,000	$3,253,500
Canada - 0.2%
Government of Canada
3.250%, 06/01/2021	CAD	1,000,000	1,007,519

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,305,480)			$4,261,019

CAPITAL PREFERRED SECURITIES - 0.6%
Financials - 0.6%
RBS Capital Trust II (6.425% to
01/03/2034, then 3 month
LIBOR + 1.9425%)
01/03/2034 (Q)		$3,744,000	3,144,960

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $3,345,283)			$3,144,960

CONVERTIBLE BONDS - 1.3%
Consumer Discretionary - 0.6%
M/I Homes, Inc. 3.250%, 09/15/2017		570,000	625,931
Mood Media Corp. 10.000%, 10/31/2015	CAD	45,000	40,050
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)		$1,550,000	3,112,594

			3,778,575
Financials - 0.7%
MGIC Investment Corp.
2.000%, 04/01/2020		1,310,000	1,647,325
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		2,262,000	2,211,105

			3,858,430

TOTAL CONVERTIBLE BONDS (Cost $6,576,601)			$7,637,005

TERM LOANS (M) - 7.8%
Consumer Discretionary - 2.5%
Breed Technologies, Inc.
4.750%, 05/07/2018		133,438	134,605
Calceus Acquisition, Inc.
5.750%, 01/31/2020		129,395	130,258
Centaur Acquisition LLC
8.750%, 02/15/2020		900,000	904,500
Clear Channel Communications, Inc.
3.832%, 01/29/2016		1,621,616	1,510,806
6.932%, 01/30/2019		5,783,071	5,317,534
Fontainebleau Las Vegas
Holdings LLC06/06/2014 (H)		2,376,576	499,081
Renfro Corp.
5.750%, 01/30/2019		398,000	397,005
Surveymonkey.com LLC
5.500%, 02/05/2019		399,000	401,993
The Star Tribune Company
8.000%, 09/29/2014		370,261	362,855
Tower Automotive Holdings USA LLC
4.750%, 04/23/2020		618,450	619,223
Toys R Us Property Company I LLC
6.000%, 08/21/2019		1,180,000	1,163,480
Twin River Management Group, Inc.
5.250%, 11/09/2018		2,242,897	2,259,719

The accompanying notes are an integral part of the financial statements.	120

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Univision Communications, Inc
4.500%, 03/02/2020	$797,455	$795,213

		14,496,272
Energy - 1.4%
Boomerang Tube LLC
11.000%, 10/11/2017	1,573,688	1,550,082
NFR Energy LLC
8.750%, 12/31/2018	1,652,000	1,663,358
Oxbow Carbon & Minerals LLC
4.250%, 07/19/2019	1,875,000	1,882,031
8.000%, 01/17/2020	3,000,000	3,030,000

		8,125,471
Financials - 1.5%
iStar Financial, Inc.
4.500%, 10/16/2017	2,680,803	2,687,505
Oiler Acquisition Corp.
5.500%, 02/05/2020	399,000	401,993
Springleaf Finance Funding Company
5.500%, 05/10/2017	3,307,387	3,306,561
Walter Investment Management Corp.
5.750%, 11/28/2017	1,871,392	1,881,919

		8,277,978
Health Care - 0.5%
National Mentor Holdings, Inc.
6.500%, 02/09/2017	2,354,226	2,371,882
Patheon, Inc.
7.250%, 12/06/2018	481,363	484,973

		2,856,855
Industrials - 0.3%
LMI Aerospace, Inc.
4.750%, 12/28/2018	398,000	395,347
WP CPP Holdings LLC
4.750%, 12/27/2019	1,198,975	1,200,474

		1,595,821
Information Technology - 0.9%
Alcatel-Lucent USA, Inc.
5.750%, 01/30/2019	4,987,469	5,024,790
Materials - 0.7%
Doncasters Group, Ltd.
9.500%, 10/09/2020	2,290,000	2,278,550
Fortescue Metals Group Finance PTY, Ltd.
5.250%, 10/18/2017	1,736,875	1,741,459

		4,020,009

TOTAL TERM LOANS (Cost $44,129,480)		$44,397,196

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.2%
Commercial & Residential - 0.2%
Extended Stay America Trust,
Series 2013-ESHM, Class M
7.625%, 12/05/2019 (S)	399,000	403,441
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	28,876,365	259,887
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	31,744,686	317,447

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
HarborView Mortgage Loan Trust (continued)
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	$24,262,729	$206,233

		1,187,008

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $663,562)		$1,187,008

ASSET BACKED SECURITIES - 0.8%
ACE Securities Corp.
Series 2006-ASP5, Class A2B,
0.314%, 10/25/2036 (P)	686,868	310,920
Series 2006-ASP5, Class A2C,
0.364%, 10/25/2036 (P)	1,069,059	486,241
Series 2006-ASP5, Class A2D,
0.444%, 10/25/2036 (P)	1,900,793	873,388
Argent Securities, Inc., Series 2006-M2,
Class A2C 0.334%, 09/25/2036 (P)	5,217,551	2,147,106
Securitized Asset Backed
Receivables LLC, Series 2006-HE1,
Class A2B 0.274%, 07/25/2036 (P)	1,800,452	793,455

TOTAL ASSET BACKED SECURITIES (Cost $4,426,156)		$4,611,110

COMMON STOCKS - 1.6%
Consumer Discretionary - 0.6%
Beazer Homes USA, Inc. (I)	26,023	$440,830
Sirius XM Canada Holdings, Inc.	328,159	2,470,617
The Star Tribune Company (I)	11,462	351,502
Trump Entertainment Resorts, Inc. (I)	175,054	350,108
Vertis Holdings, Inc. (I)	203,071	0

		3,613,057
Financials - 0.5%
Talmer Bancorp, Inc. (I)(S)	279,167	2,724,979
Materials - 0.5%
Huntsman Corp.	74,595	1,305,413
LyondellBasell Industries NV, Class A	17,255	1,210,438

		2,515,851

TOTAL COMMON STOCKS (Cost $12,374,811)		$8,853,887

PREFERRED SECURITIES - 7.7%
Consumer Discretionary - 0.4%
General Motors Company,
Series B, 4.750%	22,949	$1,116,698
The Goodyear Tire & Rubber
Company, 5.875%	17,073	1,002,185

		2,118,883
Energy - 0.2%
Penn Virginia Corp., 6.000%	11,126	1,127,119
Financials - 5.7%
Bank of America Corp., Series L, 7.250%	9,913	10,694,640
Hartford Financial Services
Group, Inc., 7.875%	202,830	5,644,759
iStar Financial, Inc., Series E, 7.875%	232,840	5,355,320
Regions Financial Corp., 6.375%	53,951	1,244,650
United Community Banks, Inc., Series B
(5.000% to 02/01/2014, then
9.000% thereafter)	827	800,925
Wells Fargo & Company, Series L, 7.500%	2,689	3,052,015
Weyerhaeuser Company, 6.375%	10,825	575,674

The accompanying notes are an integral part of the financial statements.	121

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Financials (continued)
Zions Bancorporation, 6.300%	58,970	$1,459,508
Zions Bancorporation, 7.900%	134,740	3,689,181

		32,516,672
Industrials - 0.1%
Continental Airlines
Finance Trust II, 6.000%	17,423	753,545
Materials - 0.8%
ArcelorMittal, 6.000%	16,295	338,284
Cliffs Natural Resources, Inc., 7.000%	125,970	2,476,570
Thompson Creek Metals
Company, Inc., 6.500%	85,434	1,607,868

		4,422,722
Telecommunication Services - 0.1%
Intelsat SA, 5.750%	8,355	504,224
Utilities - 0.4%
Dominion Resources, Inc., 6.125%	46,000	2,356,580

TOTAL PREFERRED SECURITIES (Cost $39,737,466)		$43,799,745

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	22,500
9.875%, 03/01/2049 (I)	1,965,000	14,738
10.250%, 11/01/2049 (I)	985,000	7,388
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	9,075,000	0

		44,626
Materials - 0.0%
Smurfit-Stone Container Corp.
8.000%, 03/15/2017 (I)	8,000,000	20,000

TOTAL ESCROW CERTIFICATES (Cost $391,746)		$64,626

WARRANTS - 0.0%
Lear Corp. (Expiration Date: 11/09/2014;
Strike Price: $0.005) (I)	207	27,945
Mood Media Corp. (Expiration Date:
05/06/2016; Strike Price: $3.50) (I)	32,649	1,780
The Star Tribune Company (Expiration
Date: 09/28/2013; Strike Price: $151.23)	4,835	0

TOTAL WARRANTS (Cost $0)		$29,725

INVESTMENT COMPANIES - 0.1%
Financials - 0.1%
iPATH S&P 500 VIX Short-Term
Futures ETN	21,000	358,050

TOTAL INVESTMENT COMPANIES (Cost $437,676)		$358,050

SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreement - 1.9%
Barclays Tri-Party Repurchase Agreement
dated 08/30/2013 at 0.040% to be
repurchased at $9,302,041 on
09/03/2013, collateralized by $9,769,100
U.S. Treasury Notes, 0.750% due
03/31/2018 (valued at $9,488,138,
including interest)	$9,302,000	$9,302,000

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State
Street Corp. dated 08/30/2013 at 0.000%
to be repurchased at $1,474,000 on
09/03/2013, collateralized by $1,490,000
U.S. Treasury Notes, 1.000% due
08/31/2016 (valued at $1,506,256,
including interest)	$1,474,000	$1,474,000

		10,776,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,776,000)		$10,776,000

Total Investments (High Income Fund)
(Cost $553,137,165) - 98.2%		$555,550,556
Other assets and liabilities, net - 1.8%		9,905,119

TOTAL NET ASSETS - 100.0%		$565,455,675

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 1.6%
Argentina - 0.1%
Republic of Argentina
7.000%, 09/12/2013 to 10/03/2015		$641,000	$603,366

			603,366
Brazil - 0.4%
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2021	BRL	10,238,000	4,169,672

			4,169,672
Mexico - 0.3%
Government of Mexico
6.500%, 06/09/2022	MXN	41,386,000	3,136,291
Venezuela - 0.8%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)		$305,000	78,919
5.750%, 02/26/2016		8,627,000	7,721,165
7.650%, 04/21/2025		949,000	671,418
8.500%, 10/08/2014		339,000	341,373
9.375%, 01/13/2034		568,000	440,200

			9,253,075

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $19,553,030)			$17,162,404

CORPORATE BONDS - 89.8%
Consumer Discretionary - 18.8%
American Axle & Manufacturing, Inc.
6.250%, 03/15/2021 (L)		580,000	590,150
6.625%, 10/15/2022 (L)		1,680,000	1,717,800
7.750%, 11/15/2019		1,130,000	1,243,000
American Greetings Corp.
7.375%, 12/01/2021		1,100,000	1,072,500
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		2,618,003	2,452,903
Boyd Gaming Corp.
9.125%, 12/01/2018		260,000	283,400

The accompanying notes are an integral part of the financial statements.	122

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Burger King Capital Holdings LLC
(0.000% to 04/15/16, then 11.000%
thereafter)
04/15/2019 (S)		$1,020,000	$892,500
Caesars Entertainment
Operating Company, Inc.
8.500%, 02/15/2020		1,410,000	1,346,550
9.000%, 02/15/2020		5,690,000	5,462,400
11.250%, 06/01/2017		700,000	721,000
Carmike Cinemas, Inc.
7.375%, 05/15/2019		1,010,000	1,088,275
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018		2,470,000	2,778,750
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		3,200,000	3,344,000
CCO Holdings LLC
5.750%, 01/15/2024		4,530,000	4,201,575
7.375%, 06/01/2020		680,000	727,600
8.125%, 04/30/2020		2,560,000	2,777,600
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		683,000	669,340
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		2,580,000	2,573,700
7.625%, 03/15/2020		260,000	258,050
Continental Rubber of America Corp.
4.500%, 09/15/2019 (S)		5,160,000	5,214,180
Cooper-Standard Holding, Inc., PIK
7.375%, 04/01/2018 (S)		1,350,000	1,350,000
CSC Holdings LLC
6.750%, 11/15/2021		3,250,000	3,420,625
CST Brands, Inc.
5.000%, 05/01/2023 (S)		1,780,000	1,691,000
CVR Refining LLC
6.500%, 11/01/2022 (S)		1,870,000	1,795,200
Dana Holding Corp.
5.375%, 09/15/2021		2,390,000	2,348,175
6.000%, 09/15/2023		2,390,000	2,330,250
DISH DBS Corp.
6.750%, 06/01/2021		7,170,000	7,474,725
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		2,000,000	2,005,000
Dufry Finance SCA
5.500%, 10/15/2020 (S)		1,070,000	1,091,990
Edcon Pty, Ltd.
9.500%, 03/01/2018 (S)		3,470,000	3,140,350
El Pollo Loco, Inc., PIK
17.000%, 01/01/2018 (S)		4,925,118	5,159,110
Empire Today LLC
11.375%, 02/01/2017 (S)		1,550,000	1,154,750
Enterprise Inns PLC
6.500%, 12/06/2018	GBP	660,000	1,025,359
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		$3,000,000	1,875
General Motors Financial Company, Inc.
3.250%, 05/15/2018 (S)		10,000	9,600
4.250%, 05/15/2023 (S)		1,260,000	1,134,000
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		850,000	871,250
Good Sam Enterprises LLC
11.500%, 12/01/2016		3,150,000	3,370,500
Gymboree Corp.
9.125%, 12/01/2018 (L)		4,450,000	4,205,250

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
HOA Restaurant Group LLC
11.250%, 04/01/2017 (S)		$2,880,000	$2,937,600
Hot Topic, Inc.
9.250%, 06/15/2021 (S)		1,640,000	1,664,600
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		2,310,000	2,442,825
Landry’s, Inc.
9.375%, 05/01/2020 (S)		6,450,000	6,877,313
Laureate Education, Inc.
9.250%, 09/01/2019 (S)		1,870,000	2,019,600
LKQ Corp.
4.750%, 05/15/2023 (S)		4,530,000	4,167,600
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%)
07/15/2035	GBP	380,000	503,498
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		$3,300,000	3,027,750
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		1,610,000	1,630,125
MGM Resorts International
6.625%, 12/15/2021		570,000	578,550
7.750%, 03/15/2022		930,000	988,125
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (S)		1,100,000	1,119,250
Monitronics International, Inc.
9.125%, 04/01/2020		7,528,000	7,791,480
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		4,330,000	4,492,375
NCL Corp., Ltd.
5.000%, 02/15/2018 (S)		1,800,000	1,777,500
New Academy Finance Company LLC,
PIK
8.000%, 06/15/2018 (S)		250,000	256,875
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		2,750,000	2,729,375
Nielsen Finance LLC
4.500%, 10/01/2020		2,020,000	1,919,000
Ono Finance II PLC
10.875%, 07/15/2019 (S)		3,495,000	3,626,063
Polish Television Holding BV (11.250% to
11/15/13, then 13.250% thereafter)
05/15/2017 (S)	EUR	400,000	553,771
05/15/2017		780,000	1,079,854
Quiksilver, Inc.
7.875%, 08/01/2018 (S)		$700,000	721,875
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)	EUR	3,810,000	4,509,352
Service Corp. International
7.500%, 04/01/2027		$1,820,000	1,965,600
Seven Seas Cruises S. de R.L. LLC
9.125%, 05/15/2019		3,590,000	3,895,150
Sinclair Television Group, Inc.
5.375%, 04/01/2021		1,830,000	1,733,925
Snoqualmie Entertainment Authority
4.147%, 02/01/2014 (P)(S)		1,165,000	1,138,788
Sotheby’s
5.250%, 10/01/2022 (S)		3,690,000	3,487,050
Speedway Motorsports, Inc.
6.750%, 02/01/2019		430,000	454,725
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)		2,140,000	2,295,150

The accompanying notes are an integral part of the financial statements.	123

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Spencer Spirit Holdings, Inc., PIK
9.000%, 05/01/2018 (S)		$4,700,000	$4,570,750
Standard Pacific Corp.
6.250%, 12/15/2021		2,660,000	2,666,650
StoneMor Partners LP
7.875%, 06/01/2021 (S)		1,910,000	1,924,325
Taylor Morrison Communities, Inc.
5.250%, 04/15/2021 (S)		400,000	378,000
7.750%, 04/15/2020 (S)		5,100,000	5,571,750
The Bon-Ton Department Stores, Inc.
8.000%, 06/15/2021 (S)		2,210,000	2,138,175
The William Carter Company
5.250%, 08/15/2021 (S)		1,540,000	1,547,700
Time Warner Cable, Inc.
8.250%, 04/01/2019		1,326,000	1,547,451
8.750%, 02/14/2019		3,618,000	4,284,179
Unitymedia Hessen GmbH & Company
KG
5.500%, 01/15/2023 (S)		960,000	873,600
Univision Communications, Inc.
5.125%, 05/15/2023 (S)		720,000	679,500
6.750%, 09/15/2022 (S)		1,300,000	1,348,750
6.875%, 05/15/2019 (S)		4,970,000	5,243,350
8.500%, 05/15/2021 (S)		2,590,000	2,803,675
Virgin Media Finance PLC
4.875%, 02/15/2022		970,000	873,000
6.375%, 04/15/2023 (S)		6,850,000	6,798,625
WCI Communities, Inc.
6.875%, 08/15/2021 (S)		2,380,000	2,308,600
William Lyon Homes, Inc.
8.500%, 11/15/2020		2,840,000	3,010,400
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		2,280,000	2,268,600

			206,216,106
Consumer Staples - 5.1%
Alliance One International, Inc.
9.875%, 07/15/2021 (S)		2,560,000	2,342,400
Boparan Finance PLC
9.875%, 04/30/2018 (S)	GBP	540,000	919,317
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		$1,080,000	1,082,700
Chiquita Brands International, Inc.
7.875%, 02/01/2021 (S)		4,530,000	4,779,150
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021 (S)		2,580,000	2,605,800
First Quality Finance Company, Inc.
4.625%, 05/15/2021 (S)		1,580,000	1,469,400
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)		1,320,000	1,362,900
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)		4,030,000	3,808,350
Hypermarcas SA
6.500%, 04/20/2021 (S)		4,750,000	4,732,188
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017		4,260,000	3,642,300
Pactiv LLC
7.950%, 12/15/2025		3,400,000	3,009,000
8.375%, 04/15/2027		320,000	278,400
Post Holdings, Inc.
7.375%, 02/15/2022 (S)		3,210,000	3,386,550
Reynolds Group Issuer, Inc.
8.500%, 05/15/2018		360,000	372,600
9.000%, 04/15/2019		5,090,000	5,255,425

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Reynolds Group Issuer, Inc. (continued)
9.875%, 08/15/2019	$1,250,000	$1,328,125
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	4,820,000	5,121,250
Spectrum Brands Escrow Corp.
6.375%, 11/15/2020 (S)	760,000	786,600
6.625%, 11/15/2022 (S)	1,130,000	1,158,250
Sun Merger Sub, Inc.
5.250%, 08/01/2018 (S)	1,670,000	1,676,263
5.875%, 08/01/2021 (S)	3,020,000	3,012,450
The Sun Products Corp.
7.750%, 03/15/2021 (S)	2,730,000	2,675,400
Wells Enterprises, Inc.
6.750%, 02/01/2020 (S)	1,640,000	1,685,100

		56,489,918
Energy - 18.2%
Access Midstream Partners LP
6.125%, 07/15/2022	4,060,000	4,171,650
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	1,720,000	1,780,200
Alliance Oil Company, Ltd.
7.000%, 05/04/2020 (S)	3,010,000	2,987,425
Arch Coal, Inc.
7.000%, 06/15/2019 (L)	1,710,000	1,368,000
8.750%, 08/01/2016 (L)	2,950,000	2,854,125
9.875%, 06/15/2019 (S)	1,420,000	1,235,400
Atlas Pipeline Partners LP
4.750%, 11/15/2021 (S)	1,950,000	1,735,500
5.875%, 08/01/2023 (S)	2,160,000	2,025,000
6.625%, 10/01/2020 (S)	930,000	934,650
Atwood Oceanics, Inc.
6.500%, 02/01/2020	1,710,000	1,829,700
Basic Energy Services, Inc.
7.750%, 10/15/2022	160,000	155,200
Berry Petroleum Company
6.375%, 09/15/2022	1,070,000	1,063,313
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	3,475,000	3,822,500
9.625%, 08/01/2020	1,080,000	1,186,650
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	1,400,000	1,477,000
Chesapeake Energy Corp.
5.750%, 03/15/2023	3,480,000	3,462,600
6.125%, 02/15/2021	900,000	936,000
6.625%, 08/15/2020	540,000	579,150
Chesapeake Midstream Partners LP
5.875%, 04/15/2021	4,185,000	4,300,088
Cie Generale de Geophysique-Veritas
6.500%, 06/01/2021	1,770,000	1,792,125
9.500%, 05/15/2016	1,404,000	1,474,200
Comstock Resources, Inc.
9.500%, 06/15/2020	1,980,000	2,148,300
Concho Resources, Inc.
5.500%, 04/01/2023	1,160,000	1,125,200
7.000%, 01/15/2021	2,250,000	2,469,375
CONSOL Energy, Inc.
8.250%, 04/01/2020	2,520,000	2,671,200
Continental Resources, Inc.
4.500%, 04/15/2023	1,120,000	1,100,400
5.000%, 09/15/2022	3,670,000	3,706,700
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	4,446,542	4,391,072

The accompanying notes are an integral part of the financial statements.	124

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Crosstex Energy LP
7.125%, 06/01/2022	$1,530,000	$1,568,250
8.875%, 02/15/2018	2,840,000	3,017,500
Denbury Resources, Inc.
4.625%, 07/15/2023	2,670,000	2,382,975
8.250%, 02/15/2020	2,574,000	2,831,400
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	1,460,000	1,339,550
Energy Future Intermediate
Holding Company LLC
6.875%, 08/15/2017 (S)	3,020,000	3,053,975
10.000%, 12/01/2020	1,610,000	1,696,538
12.250%, 03/01/2022 (S)	5,236,000	5,825,050
EPE Holdings LLC, PIK
8.125%, 12/15/2017 (S)	2,200,510	2,244,520
EXCO Resources, Inc.
7.500%, 09/15/2018	830,000	813,400
First Wind Capital LLC
10.250%, 06/01/2018 (S)	3,640,000	3,931,200
Foresight Energy LLC
7.875%, 08/15/2021 (S)	3,590,000	3,590,000
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	2,300,000	2,328,750
Halcon Resources Corp.
8.875%, 05/15/2021	3,140,000	3,147,850
9.750%, 07/15/2020	2,870,000	2,963,275
Hercules Offshore, Inc.
7.125%, 04/01/2017 (S)	1,090,000	1,155,400
8.750%, 07/15/2021 (S)	2,500,000	2,656,250
10.250%, 04/01/2019 (S)	1,290,000	1,428,675
10.500%, 10/15/2017 (S)	5,370,000	5,678,775
Hiland Partners LP
7.250%, 10/01/2020 (S)	2,420,000	2,510,750
Indo Integrated Energy II BV
9.750%, 11/05/2016	860,000	896,550
Key Energy Services, Inc.
6.750%, 03/01/2021	2,645,000	2,611,938
Kodiak Oil & Gas Corp.
5.500%, 02/01/2022 (S)	1,390,000	1,341,350
8.125%, 12/01/2019	2,700,000	2,956,500
Magnum Hunter Resources Corp.
9.750%, 05/15/2020 (S)	4,300,000	4,343,000
MarkWest Energy Partners LP
4.500%, 07/15/2023	3,600,000	3,276,000
6.250%, 06/15/2022	2,405,000	2,513,225
6.500%, 08/15/2021	663,000	704,438
MEG Energy Corp.
6.375%, 01/30/2023 (S)	1,250,000	1,246,875
6.500%, 03/15/2021 (S)	2,070,000	2,106,225
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016	3,490,000	2,687,300
Murphy Oil USA, Inc.
6.000%, 08/15/2023 (S)	2,190,000	2,173,575
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018 (H)	4,600,000	4,025,000
8.750%, 12/01/2013 (H)	440,000	393,800
Pacific Drilling SA
5.375%, 06/01/2020 (S)	1,420,000	1,370,300
Pacific Drilling V, Ltd.
7.250%, 12/01/2017 (S)	2,550,000	2,709,375
Pan American Energy LLC
7.875%, 05/07/2021	1,097,000	1,080,545

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Parker Drilling Company
9.125%, 04/01/2018		$3,090,000	$3,290,850
Peabody Energy Corp.
6.500%, 09/15/2020		3,320,000	3,295,100
7.875%, 11/01/2026		2,810,000	2,802,975
Penn Virginia Resource Partners LP
6.500%, 05/15/2021 (S)		830,000	780,200
Petrobras Global Finance BV
4.375%, 05/20/2023		3,400,000	2,968,329
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)		1,690,000	1,850,550
Plains Exploration & Production Company
6.125%, 06/15/2019		1,320,000	1,391,346
6.500%, 11/15/2020		230,000	244,527
6.750%, 02/01/2022		570,000	605,517
6.875%, 02/15/2023		570,000	605,590
8.625%, 10/15/2019		1,575,000	1,747,807
QEP Resources, Inc.
5.375%, 10/01/2022		2,790,000	2,664,450
Quicksilver Resources, Inc.
11.000%, 07/01/2021 (S)		4,160,000	3,879,200
Regency Energy Partners LP
4.500%, 11/01/2023 (S)		2,380,000	2,124,150
5.500%, 04/15/2023		850,000	820,250
6.875%, 12/01/2018		250,000	268,125
Samson Investment Company
10.250%, 02/15/2020 (S)		6,360,000	6,646,200
Sanchez Energy Corp.
7.750%, 06/15/2021 (S)		2,370,000	2,322,600
SandRidge Energy, Inc.
7.500%, 02/15/2023		220,000	212,850
SESI LLC
7.125%, 12/15/2021		2,300,000	2,489,750
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)		1,700,000	1,806,250
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)		1,030,000	1,004,250
Summit Midstream Holdings LLC
7.500%, 07/01/2021 (S)		1,430,000	1,451,450
Targa Resources Partners LP
4.250%, 11/15/2023 (S)		280,000	247,800
6.375%, 08/01/2022		2,032,000	2,103,120
TMK OAO
6.750%, 04/03/2020 (S)		260,000	249,600
Xinergy Corp.
9.250%, 05/15/2019 (S)		4,200,000	3,066,000

			200,321,638
Financials - 7.2%
Ally Financial, Inc.
7.500%, 09/15/2020		470,000	528,750
8.000%, 03/15/2020		1,980,000	2,279,475
Bank of America Corp. (5.200% to
06/01/2023, then 3 month
LIBOR + 3.135%)
06/01/2023 (Q)		2,490,000	2,209,875
Barclays Bank PLC
7.625%, 11/21/2022		1,190,000	1,161,738
10.179%, 06/12/2021 (S)		3,270,000	4,191,257
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		10,080,000	9,430,459
Co-operative Group Holdings 2011
6.875%, 07/08/2020	GBP	387,000	568,248
7.500%, 07/08/2026		720,000	1,043,258

The accompanying notes are an integral part of the financial statements.	125

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		$630,000	$604,800
Corrections Corp. of America
4.125%, 04/01/2020		880,000	827,200
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (Q)(S)		1,560,000	1,700,400
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		1,030,000	1,037,725
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		4,400,000	4,400,000
ING Groep NV (5.140% to 03/17/2016,
then 3 month LIBOR + 1.620%)
03/17/2016 (Q)	GBP	970,000	1,407,004
Jack Cooper Holdings Corp.
9.250%, 06/01/2020 (S)		$3,100,000	3,177,500
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)		1,240,000	1,091,200
KION Finance SA
6.750%, 02/15/2020 (S)	EUR	3,817,000	5,448,317
KM Germany Holdings GmbH
8.750%, 12/15/2020 (S)		870,000	1,224,575
8.750%, 12/15/2020		825,000	1,161,235
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		$1,740,000	1,957,500
M&T Bank Corp.
6.875%, 06/15/2016 (Q)(S)		2,900,000	2,928,646
Nationstar Mortgage LLC
6.500%, 08/01/2018 to 07/01/2021		2,400,000	2,406,800
7.875%, 10/01/2020		2,490,000	2,626,950
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		3,660,000	3,660,000
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (S)		2,320,000	2,134,400
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)		980,000	1,267,875
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		430,000	466,550
Renaissance Acquisition Corp.
6.875%, 08/15/2021 (S)		3,070,000	3,000,925
Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	849,887
SLM Corp.
8.450%, 06/15/2018		2,090,000	2,382,600
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		1,800,000	1,890,000
Stearns Holdings, Inc.
9.375%, 08/15/2020 (S)		1,300,000	1,332,500
Swiss Reinsurance Company (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%)
05/25/2016 (Q)	EUR	850,000	1,148,454
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		$3,440,000	3,354,000

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
TMX Finance LLC
8.500%, 09/15/2018 (S)		$1,170,000	$1,202,175
Trionista TopCo GmbH
6.875%, 04/30/2021 (S)	EUR	250,000	333,730
Watco Companies LLC
6.375%, 04/01/2023 (S)		$2,530,000	2,498,375

			78,934,383
Health Care - 3.7%
Acadia Healthcare Company, Inc.
6.125%, 03/15/2021 (S)		1,530,000	1,522,350
12.875%, 11/01/2018		1,469,000	1,792,180
Alere, Inc.
6.500%, 06/15/2020 (S)		2,080,000	2,074,800
ConvaTec Finance International SA, PIK
8.250%, 01/15/2019 (S)		530,000	522,050
CRC Health Corp.
10.750%, 02/01/2016		6,740,000	6,723,150
DJO Finance LLC
9.750%, 10/15/2017		863,000	868,394
9.875%, 04/15/2018		2,910,000	3,055,500
ExamWorks Group, Inc.
9.000%, 07/15/2019		2,926,000	3,152,765
Fresenius Medical Care
US Finance II, Inc.
5.875%, 01/31/2022 (S)		2,910,000	2,960,925
HCA Holdings, Inc.
6.250%, 02/15/2021		2,160,000	2,165,400
HCA, Inc.
5.875%, 05/01/2023		1,300,000	1,267,500
IASIS Healthcare LLC
8.375%, 05/15/2019		3,300,000	3,456,750
Jaguar Holdings Company II
9.500%, 12/01/2019 (S)		970,000	1,096,100
Labco SAS
8.500%, 01/15/2018 (S)	EUR	299,000	416,908
Ontex IV SA
9.000%, 04/15/2019		480,000	658,182
9.000%, 04/15/2019 (S)		370,000	507,348
Physiotherapy Associates Holdings, Inc.
11.875%, 05/01/2019 (H)(S)		$3,310,000	1,158,500
Radnet Management, Inc.
10.375%, 04/01/2018		3,260,000	3,455,600
Rottapharm, Ltd.
6.125%, 11/15/2019 (S)	EUR	600,000	802,783
Tenet Healthcare Corp.
6.250%, 11/01/2018		$2,240,000	2,366,000
6.750%, 02/01/2020		780,000	764,400
9.250%, 02/01/2015		200,000	219,000

			41,006,585
Industrials - 13.4%
Aguila 3 SA
7.875%, 01/31/2018 (S)		3,150,000	3,299,625
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)		1,150,000	1,146,090
America West Airlines 2001-1 Pass
Through Trust
7.100%, 04/02/2021		1,169,500	1,222,127
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)		1,437,769	1,473,714

The accompanying notes are an integral part of the financial statements.	126

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)		$1,520,000	$1,470,600
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		3,240,000	3,021,300
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		2,000,000	1,940,000
American Reprographics Company
10.500%, 12/15/2016		3,920,000	4,086,600
Andrade Gutierrez International SA
4.000%, 04/30/2018 (S)		1,670,000	1,544,750
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		2,230,000	2,358,225
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		3,720,000	3,682,800
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		2,820,000	2,495,700
Beverage Packaging Holdings
Luxembourg II SA
8.000%, 12/15/2016	EUR	158,000	208,829
Building Materials Corp. of America
7.500%, 03/15/2020 (S)		$250,000	265,000
CMA CGM SA
8.500%, 04/15/2017 (S)		4,080,000	3,733,200
8.875%, 04/15/2019 (S)	EUR	900,000	1,107,410
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 11/01/2020		$504,229	521,877
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015		31,911	34,464
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022		373,558	386,334
Continental Airlines 2007-1 Class C Pass
Through Trust
7.339%, 04/19/2014		552,058	557,579
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		46,747	51,188
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 08/10/2022		1,336,621	1,456,917
Delta Air Lines 2007-1 Class C Pass
Through Trust
8.954%, 08/10/2014		53,002	54,327
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		1,501,191	1,643,805
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)		694,458	725,709
Dematic SA
7.750%, 12/15/2020 (S)		7,530,000	7,774,725
Ducommun, Inc.
9.750%, 07/15/2018		2,475,000	2,734,875
Erickson Air-Crane, Inc.
8.250%, 05/01/2020 (S)		5,648,000	5,563,280
Europcar Groupe SA
9.375%, 04/15/2018 (S)	EUR	140,000	183,184
11.500%, 05/15/2017		400,000	602,672

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Europcar Groupe SA (continued)
11.500%, 05/15/2017 (S)	EUR	1,480,000	$2,229,888
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		$2,610,000	2,649,150
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		3,693,761	3,855,363
GenCorp, Inc.
7.125%, 03/15/2021 (S)		1,420,000	1,487,450
H&E Equipment Services, Inc.
7.000%, 09/01/2022		3,280,000	3,485,000
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		2,660,000	2,786,350
Hawaiian Airlines 2013-1 Class B Pass
Through Certificates
4.950%, 01/15/2022		2,640,000	2,448,600
HDTFS, Inc.
6.250%, 10/15/2022		510,000	518,925
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	830,000	1,148,417
Horizon Lines LLC
11.000%, 10/15/2016		$2,050,000	2,052,563
Horizon Lines LLC, PIK
13.000%, 10/15/2016		1,820,782	1,684,223
International Lease Finance Corp.
3.875%, 04/15/2018		290,000	276,950
4.625%, 04/15/2021		960,000	873,600
8.250%, 12/15/2020		3,080,000	3,426,500
8.625%, 01/15/2022 (L)		3,800,000	4,284,500
8.750%, 03/15/2017		910,000	1,031,713
8.875%, 09/01/2017		300,000	341,625
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		1,890,000	1,965,600
JM Huber Corp.
9.875%, 11/01/2019 (S)		1,540,000	1,732,500
Kloeckner Pentaplast GmbH & Company
11.625%, 07/15/2017	EUR	630,000	952,540
11.625%, 07/15/2017 (S)		870,000	1,315,412
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		$3,470,000	3,747,600
Mustang Merger Corp.
8.500%, 08/15/2021 (S)		470,000	462,950
Navios Maritime Acquisition Corp.
8.625%, 11/01/2017		4,470,000	4,648,800
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		2,720,000	2,788,000
Quality Distribution LLC
9.875%, 11/01/2018		3,690,000	4,022,100
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		3,185,000	3,216,850
Rexel SA
5.250%, 06/15/2020 (S)		2,150,000	2,085,500
syncreon Global Ireland, Ltd.
9.500%, 05/01/2018 (S)		5,690,000	6,088,300
Techem GmbH
6.125%, 10/01/2019 (S)	EUR	800,000	1,135,710
TransUnion Holding Company, Inc.
9.625%, 06/15/2018		$2,300,000	2,484,000
Trionista Holdco GmbH
5.000%, 04/30/2020 (S)	EUR	200,000	266,973
Ultrapetrol Bahamas Ltd.
8.875%, 06/15/2021 (S)		$1,730,000	1,846,775

The accompanying notes are an integral part of the financial statements.	127

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 08/15/2021		$5,800,000	$5,727,500
United Rentals North America, Inc.
7.625%, 04/15/2022		3,884,000	4,175,300
8.375%, 09/15/2020		650,000	711,750
UR Merger Sub Corp.
8.250%, 02/01/2021		830,000	917,150
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		280,000	289,100
US Airways 2012-2 Class C Pass
Through Trust
5.450%, 06/03/2018		1,380,000	1,286,850
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021		1,100,000	1,045,000
Wyle Services Corp.
10.500%, 04/01/2018 (S)		4,625,000	4,659,688

			147,499,671
Information Technology - 2.9%
313 Group, Inc.
6.375%, 12/01/2019 (S)		1,910,000	1,800,175
ACI Worldwide, Inc.
6.375%, 08/15/2020 (S)		2,240,000	2,262,400
Ancestry.com, Inc.
11.000%, 12/15/2020		1,290,000	1,457,700
Audatex North America, Inc.
6.000%, 06/15/2021 (S)		135,000	136,688
Bankrate, Inc.
6.125%, 08/15/2018 (S)		1,010,000	998,638
Belden, Inc.
5.500%, 09/01/2022 (S)		1,820,000	1,765,400
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)		1,850,000	1,873,125
Cerved Technologies SpA
6.375%, 01/15/2020 (S)	EUR	250,000	333,783
8.000%, 01/15/2021 (S)		350,000	463,734
First Data Corp.
6.750%, 11/01/2020 (S)		$1,310,000	1,339,475
12.625%, 01/15/2021		3,700,000	4,000,625
Healthcare Technology Intermediate, Inc.,
PIK
7.375%, 09/01/2018 (S)		3,440,000	3,491,600
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018 (S)		2,340,000	2,416,050
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)		3,580,000	3,541,300
9.750%, 08/01/2018 (S)		698,000	771,290
VeriSign, Inc.
4.625%, 05/01/2023 (S)		3,560,000	3,328,600
Zayo Group LLC
8.125%, 01/01/2020		2,060,000	2,235,100

			32,215,683
Materials - 10.1%
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020 (L)		1,220,000	1,212,680
Appleton Papers, Inc.
11.250%, 12/15/2015		4,563,000	5,179,005
ArcelorMittal
6.000%, 03/01/2021 (L)		3,670,000	3,605,775
6.750%, 02/25/2022		2,740,000	2,787,950

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		$1,951,850	$2,088,480
Ardagh Packaging Finance PLC
4.875%, 11/15/2022 (S)		1,700,000	1,636,250
7.000%, 11/15/2020 (S)		1,530,000	1,487,925
7.375%, 10/15/2017 (S)	EUR	750,000	1,055,172
9.125%, 10/15/2020 (S)		$4,130,000	4,388,125
9.250%, 10/15/2020 (S)	EUR	830,000	1,146,443
Axiall Corp.
4.875%, 05/15/2023 (S)		$1,540,000	1,428,350
Ball Corp.
4.000%, 11/15/2023		1,720,000	1,535,100
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		1,970,000	1,723,750
Barrick Gold Corp.
4.100%, 05/01/2023 (S)		600,000	526,232
Cemex SAB de CV
9.000%, 01/11/2018		800,000	844,000
Clearwater Paper Corp.
4.500%, 02/01/2023		1,300,000	1,176,500
Coeur d’Alene Mines Corp.
7.875%, 02/01/2021 (S)		3,480,000	3,462,600
Eagle Spinco, Inc.
4.625%, 02/15/2021 (S)		1,590,000	1,494,600
Evraz Group SA
6.750%, 04/27/2018 (S)		5,200,000	4,998,500
Fibria Overseas Finance, Ltd.
6.750%, 03/03/2021 (S)		790,000	827,525
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 to 04/01/2022 (S)		2,020,000	2,041,800
7.000%, 11/01/2015 (S)		710,000	731,300
8.250%, 11/01/2019 (S)		5,170,000	5,518,975
Global Brass and Copper, Inc.
9.500%, 06/01/2019 (S)		2,530,000	2,757,700
Hexion US Finance Corp.
6.625%, 04/15/2020 (S)		1,250,000	1,234,375
INEOS Group Holdings SA
6.125%, 08/15/2018 (S)		450,000	435,375
7.875%, 02/15/2016	EUR	861,607	1,147,284
JW Aluminum Company
11.500%, 11/15/2017 (S)		$2,980,000	3,009,800
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	1,261,000	1,766,597
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		$4,010,000	2,887,200
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		1,934,000	1,344,130
Molycorp, Inc.
10.000%, 06/01/2020 (L)		2,130,000	2,098,050
New World Resources NV
7.875%, 01/15/2021 (S)	EUR	1,850,000	978,021
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)		$930,000	930,000
Prince Mineral Holding Corp.
11.500%, 12/15/2019 (S)		1,670,000	1,786,900
Rain CII Carbon LLC
8.250%, 01/15/2021 (S)		2,500,000	2,500,000
Resolute Forest Products, Inc.
5.875%, 05/15/2023 (S)		3,570,000	3,132,675
Ryerson, Inc.
9.000%, 10/15/2017 (S)		3,400,000	3,527,500
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		900,000	837,000

The accompanying notes are an integral part of the financial statements.	128

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
St. Barbara, Ltd.
8.875%, 04/15/2018 (S)		$2,650,000	$2,318,750
Steel Dynamics, Inc.
6.125%, 08/15/2019		1,250,000	1,312,500
Styrolution Group GmbH
7.625%, 05/15/2016	EUR	1,289,000	1,788,787
SunCoke Energy Partners LP
7.375%, 02/01/2020 (S)		$1,150,000	1,190,250
Thompson Creek Metals Company, Inc.
9.750%, 12/01/2017 (L)		2,760,000	2,953,200
12.500%, 05/01/2019		2,070,000	2,038,950
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		4,940,000	4,470,700
6.750%, 06/07/2016 (S)		1,300,000	1,309,750
8.750%, 01/15/2014		990,000	997,425
8.750%, 01/15/2014 (S)		2,060,000	2,075,450
Verso Paper Holdings LLC
11.750%, 01/15/2019		2,380,000	2,439,500
11.750%, 01/15/2019 (L)		1,099,000	659,400
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)		4,910,000	5,204,600
West China Cement, Ltd.
7.500%, 01/25/2016 (S)		600,000	588,000

			110,616,906
Telecommunication Services - 7.8%
Axtel SAB de CV (7.000% until
01/31/2014, then 8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)		2,329,000	2,165,970
CenturyLink, Inc.
6.450%, 06/15/2021		2,270,000	2,258,650
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		100,000	93,000
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		3,870,000	4,237,650
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		760,000	790,400
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)		2,430,000	2,253,825
7.250%, 04/01/2019 to 10/15/2020		8,351,000	8,927,848
7.500%, 04/01/2021		240,000	259,200
Level 3 Financing, Inc.
8.625%, 07/15/2020		2,760,000	2,953,200
9.375%, 04/01/2019		2,190,000	2,403,525
Matterhorn Midco & CY SCA
7.750%, 02/15/2020 (S)	EUR	1,710,000	2,261,151
MetroPCS Wireless, Inc.
7.875%, 09/01/2018		$2,470,000	2,673,775
Phones4u Finance PLC
9.500%, 04/01/2018 (S)	GBP	630,000	1,010,482
Softbank Corp.
4.500%, 04/15/2020 (S)		$3,090,000	2,921,410
Sprint Capital Corp.
6.875%, 11/15/2028		6,530,000	5,893,325
8.750%, 03/15/2032		8,175,000	8,379,375
Sprint Communications, Inc.
6.000%, 11/15/2022		560,000	523,600
9.000%, 11/15/2018 (S)		2,380,000	2,778,650
tw telecom holdings, inc.
6.375%, 09/01/2023 (S)		2,980,000	2,965,100
UPC Holding BV
9.875%, 04/15/2018 (S)		2,720,000	2,951,200

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$2,300,000	$2,484,000
Vimpel Communications
6.493%, 02/02/2016 (S)		610,000	642,025
8.250%, 05/23/2016		1,920,000	2,109,600
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		2,800,000	2,828,000
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		11,960,010	12,229,110
Windstream Corp.
6.375%, 08/01/2023		1,500,000	1,355,625
7.500%, 06/01/2022 to 04/01/2023		5,220,000	5,109,200

			85,458,896
Utilities - 2.6%
AES Corp.
4.875%, 05/15/2023		2,680,000	2,458,900
7.375%, 07/01/2021		700,000	763,000
Atlantic Power Corp.
9.000%, 11/15/2018		2,700,000	2,693,250
Calpine Corp.
7.500%, 02/15/2021 (S)		1,748,000	1,852,880
7.875%, 01/15/2023 (S)		740,000	793,650
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016 (H)		1,820,000	31,850
GenOn REMA LLC
9.237%, 07/02/2017		4,134,262	4,247,954
9.681%, 07/02/2026		4,350,000	4,611,000
Midwest Generation LLC, Series B
8.560%, 01/02/2016 (H)		2,384,579	2,265,350
Mirant Mid Atlantic LLC
9.125%, 06/30/2017		314,084	332,929
10.060%, 12/30/2028		4,973,773	5,508,454
Red Oak Power LLC
9.200%, 11/30/2029		720,000	784,800
Suburban Propane Partners LP
7.375%, 03/15/2020		2,210,000	2,342,600

			28,686,617

TOTAL CORPORATE BONDS (Cost $992,512,422)			$987,446,403

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
Deutsche Postbank Funding Trust IV
(5.983% 06/29/2017, then 3 month
EURIBOR + 2.070%)
06/29/2017 (Q)	EUR	1,050,000	1,356,508
ING Capital Funding Trust III
3.874%, 12/31/2013 (P)(Q)		$490,000	475,913
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)		1,842,000	1,961,730

			3,794,151

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $3,584,932)			$3,794,151

CONVERTIBLE BONDS - 0.1%
Financials - 0.1%
Starwood Property Trust, Inc.
4.550%, 03/01/2018		860,000	895,475

The accompanying notes are an integral part of the financial statements.	129

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CONVERTIBLE BONDS (continued)
Telecommunication Services - 0.0%
Axtel SAB de CV (7.000% until
01/31/2014, then 8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)	MXN	2,655,000	$278,198

TOTAL CONVERTIBLE BONDS (Cost $1,274,542)			$1,173,673

TERM LOANS (M) - 1.7%
Consumer Discretionary - 0.7%
Equinox Holdings, Inc.
9.750%, 07/31/2020		$2,340,000	2,369,250
Gymboree Corp.
5.000%, 02/23/2018		1,170,000	1,122,469
Stockbridge SBE Holdings LLC
13.000%, 05/02/2017		4,508,333	4,823,917

			8,315,636
Consumer Staples - 0.1%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		970,000	982,933
Energy - 0.2%
FTS International, Inc.
8.500%, 05/06/2016		2,410,000	2,356,780
Health Care - 0.1%
Immucor, Inc.
5.000%, 08/17/2018		1,188,946	1,194,891
Industrials - 0.4%
Intelligrated, Inc.
10.500%, 01/30/2020		3,850,000	3,946,250
Information Technology - 0.2%
First Data Corp.
4.184%, 03/23/2018		379,603	375,747
Kronos, Inc.
9.750%, 04/30/2020		1,810,000	1,871,088

			2,246,835

TOTAL TERM LOANS (Cost $17,931,787)			$19,043,325

COMMON STOCKS - 2.2%
Consumer Discretionary - 0.0%
Bossier Casino Venture Holdco, Inc. (I)(S)		163,507	$327,014
PB Investors II LLC (I)		110,176	1
William Lyon Homes, Class A (I)		7,324	150,948

			477,963
Financials - 1.4%
Citigroup, Inc.		119,793	5,789,596
KCAD Holdings I, Ltd. (I)		752,218,031	6,664,652
Realogy Holdings Corp. (I)		74,729	3,163,279

			15,617,527
Industrials - 0.7%
DeepOcean Group Holdings AS (I)		151,066	5,438,376
Horizon Lines, Inc. (I)(L)		1,563,813	2,111,148
Nortek, Inc. (I)		2,284	152,914

			7,702,438
Materials - 0.1%
LyondellBasell Industries NV, Class A		7,952	557,833

TOTAL COMMON STOCKS (Cost $20,971,373)			$24,355,761

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 1.6%
Energy - 0.1%
Sanchez Energy Corp., 6.500% (S)	16,794	$1,044,251
Financials - 1.5%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	48,350	1,329,625
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	494,500	13,109,195
Santander Finance Preferred
SAU, 10.500%	1,790	1,835,869

		16,274,689
Materials - 0.0%
ArcelorMittal, 6.000%	19,800	411,048

TOTAL PREFERRED SECURITIES (Cost $16,965,972)		$17,729,988

ESCROW CERTIFICATES - 0.0%
Health Care - 0.0%
US Oncology, Inc.
08/15/2017 (I)	1,800,000	94,500

WARRANTS - 0.1%
Jack Cooper Holdings Corp. (Expiration
Date: 05/16/2018; Strike
Price: $27.33) (I)(S)	2,163	183,855
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	29,423	829,140

TOTAL WARRANTS (Cost $118,257)		$1,012,995

SECURITIES LENDING COLLATERAL - 1.5%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	1,672,302	$16,735,898

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,736,021)		$16,735,898

SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 08/30/2013 at
0.000% to be repurchased at $554,000
on 09/03/2013, collateralized by
$560,000 U.S. Treasury Note, 1.000%
due 08/31/2016 (valued at $566,110,
including interest)	$554,000	$554,000

TOTAL SHORT-TERM INVESTMENTS (Cost $554,000)		$554,000

Total Investments (High Yield Fund)
(Cost $1,090,202,336) - 99.1%		$1,089,103,098
Other assets and liabilities, net - 0.9%		10,081,794

TOTAL NET ASSETS - 100.0%		$1,099,184,892

International Growth Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.8%
Argentina - 0.8%
MercadoLibre, Inc.	44,000	$5,222,360

The accompanying notes are an integral part of the financial statements.	130

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia - 3.1%
Brambles, Ltd.	581,524	$4,529,001
Cochlear, Ltd.	37,122	1,888,946
Fortescue Metals Group, Ltd.	1,977,555	7,556,963
Woodside Petroleum, Ltd.	145,255	4,914,023

		18,888,933
Brazil - 2.8%
BM&F Bovespa SA	1,283,100	6,286,569
Itau Unibanco Holding SA, ADR	421,190	5,125,882
Vale SA (Preference A Shares), ADR	451,700	5,863,066

		17,275,517
Chile - 0.3%
Sociedad Quimica y Minera de Chile SA, ADR	59,900	1,552,009
China - 12.7%
Baidu, Inc., ADR (I)	259,300	35,142,929
CNOOC, Ltd.	1,874,000	3,749,710
New Oriental Education & Technology
Group, ADR	173,300	3,679,159
Tencent Holdings, Ltd.	687,400	32,101,183
Youku.com, Inc., ADR (I)	139,628	3,237,973

		77,910,954
Denmark - 3.0%
Novo Nordisk A/S, B Shares	67,824	11,329,600
Novozymes A/S, B shares	197,515	7,198,364

		18,527,964
France - 5.6%
Cie Generale d’Optique
Essilor International SA	41,005	4,419,594
Kering	70,129	15,835,695
L’Oreal SA	85,969	14,331,129

		34,586,418
Germany - 2.5%
Aixtron SE NA (I)	202,554	3,168,158
HeidelbergCement AG	61,334	4,258,935
SMA Solar Technology AG	55,246	1,772,812
Volkswagen AG	27,865	6,194,308

		15,394,213
Hong Kong - 3.8%
AIA Group, Ltd.	3,780,800	16,484,144
Belle International Holdings, Ltd.	1,527,000	2,097,900
Hong Kong Exchanges & Clearing, Ltd.	318,500	4,874,729

		23,456,773
Ireland - 0.5%
James Hardie Industries, Ltd.	365,006	3,172,150
Italy - 4.3%
Fiat SpA (I)	1,811,880	13,649,546
UniCredit SpA	2,254,721	12,671,819

		26,321,365
Japan - 10.2%
Gree, Inc.	219,700	1,742,570
Kyocera Corp.	37,500	3,812,197
Rakuten, Inc.	1,233,900	15,096,999
Sanrio Company, Ltd.	94,600	4,854,018
SMC Corp.	52,900	11,028,375
Softbank Corp.	400,100	24,969,647
Yamada Denki Company, Ltd.	46,970	1,480,952

		62,984,758

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway - 0.9%
Schibsted ASA	111,874	$5,476,694
Peru - 1.3%
Credicorp, Ltd., ADR	67,283	8,157,391
Portugal - 0.8%
Jeronimo Martins SGPS SA	244,193	4,744,340
Russia - 0.4%
Mail.ru Group, Ltd., GDR	79,567	2,597,590
Singapore - 0.4%
Singapore Exchange, Ltd.	413,000	2,347,572
South Africa - 0.2%
Impala Platinum Holdings, Ltd.	114,533	1,263,441
South Korea - 3.3%
Celltrion, Inc. (I)	103,877	4,216,764
NAVER Corp.	17,783	7,111,042
NHN Entertainment Corp. (I)	8,182	799,694
Samsung Electronics Company, Ltd.	6,641	8,151,192

		20,278,692
Spain - 7.5%
Banco Popular Espanol SA (I)	2,166,257	10,160,181
Banco Santander SA	1,276,284	8,998,876
Distribuidora Internacional de Alimentacion SA	727,961	5,743,703
Inditex SA	162,292	21,455,481

		46,358,241
Sweden - 9.0%
Alfa Laval AB	330,189	7,134,536
Atlas Copco AB, A Shares	823,744	22,234,966
Elekta AB, B Shares	280,494	4,414,398
Investment AB Kinnevik, B Shares	165,434	5,163,386
Sandvik AB	493,250	6,590,197
Svenska Handelsbanken AB, A Shares	233,489	10,019,732

		55,557,215
Switzerland - 7.3%
ABB, Ltd. (I)	276,676	5,917,408
Cie Financiere Richemont SA, A Shares	167,528	15,875,719
Geberit AG (I)	31,775	7,722,856
Syngenta AG	30,031	11,774,205
The Swatch Group AG, BR Shares	6,050	3,478,431

		44,768,619
Taiwan - 0.7%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,395,000	4,629,495
Turkey - 1.8%
BIM Birlesik Magazalar AS	142,238	2,611,505
Turkiye Garanti Bankasi AS	2,441,731	8,383,362

		10,994,867
United Kingdom - 14.6%
Aggreko PLC	339,692	8,552,225
ARM Holdings PLC	1,174,719	15,822,481
British American Tobacco PLC	163,073	8,225,850
Meggitt PLC	1,065,375	8,692,579
Prudential PLC	1,127,807	18,840,885
Rolls-Royce Holdings PLC	937,869	16,161,986
Standard Chartered PLC	609,665	13,605,854

		89,901,860

TOTAL COMMON STOCKS (Cost $509,491,409)		$602,369,431

The accompanying notes are an integral part of the financial statements.	131

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 1.1%
Germany - 1.1%
Porsche Automobil Holding SE	78,792	6,620,709

TOTAL PREFERRED SECURITIES (Cost $4,047,447)		$6,620,709

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
State Street Institutional Liquid Reserves
Fund, 0.0756% (Y)	5,737,990	5,737,990

TOTAL SHORT-TERM INVESTMENTS (Cost $5,737,990)		$5,737,990

Total Investments (International Growth Opportunities Fund)
(Cost $519,276,846) - 99.8%		$614,728,130
Other assets and liabilities, net - 0.2%		956,423

TOTAL NET ASSETS - 100.0%		$615,684,553

International Growth Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.4%
Australia - 2.8%
Brambles, Ltd.	948,734	$7,388,890
CSL, Ltd.	80,112	4,846,366
WorleyParsons, Ltd.	261,686	5,090,310

		17,325,566
Belgium - 1.5%
Anheuser-Busch InBev NV	103,601	9,684,392
Brazil - 2.6%
Banco Bradesco SA, ADR	714,968	8,307,928
BM&F Bovespa SA	1,678,600	8,224,327

		16,532,255
Canada - 8.0%
Agrium, Inc.	51,983	4,446,661
Canadian National Railway Company	52,795	4,951,192
Cenovus Energy, Inc.	186,077	5,331,628
CGI Group, Inc., Class A (I)	333,097	11,052,635
Fairfax Financial Holdings, Ltd.	15,677	6,441,218
Potash Corp. of Saskatchewan, Inc.	160,616	4,750,013
Suncor Energy, Inc.	392,523	13,229,437

		50,202,784
China - 5.1%
Baidu, Inc., ADR (I)	113,343	15,361,377
CNOOC, Ltd.	5,316,907	10,638,666
Industrial & Commercial Bank of China, Ltd.,
H Shares	9,457,539	6,175,423

		32,175,466
Denmark - 0.9%
Novo Nordisk A/S, Class B	32,862	5,489,404
France - 3.9%
Publicis Groupe SA	144,423	10,750,173
Schneider Electric SA	92,239	7,049,109
Total SA	124,589	6,893,831

		24,693,113
Germany - 7.6%
Adidas AG	79,503	8,403,783

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Allianz SE	42,538	$6,093,597
Deutsche Boerse AG	99,926	7,006,403
Deutsche Post AG	247,161	7,140,066
Deutsche Telekom AG	497,177	6,370,134
SAP AG	175,004	12,936,145

		47,950,128
Hong Kong - 4.6%
Belle International Holdings, Ltd.	4,225,000	5,804,603
China Mobile, Ltd.	444,034	4,785,536
Galaxy Entertainment Group, Ltd. (I)	1,547,910	9,385,965
Hutchison Whampoa, Ltd.	800,410	9,234,225

		29,210,329
Ireland - 1.1%
Shire PLC	191,030	7,022,083
Israel - 1.6%
Teva Pharmaceutical Industries, Ltd., ADR	264,070	10,092,755
Japan - 5.5%
Denso Corp.	111,153	5,049,176
FANUC Corp.	54,988	8,356,777
Keyence Corp.	20,373	6,698,419
Komatsu, Ltd.	198,117	4,310,722
Toyota Motor Corp.	165,470	9,995,925

		34,411,019
Mexico - 2.3%
America Movil SAB de CV, Series L, ADR	176,363	3,403,806
Fomento Economico Mexicano SAB
de CV, ADR	34,316	3,238,744
Grupo Televisa SA, ADR	298,020	7,495,203

		14,137,753
Netherlands - 2.5%
Royal Dutch Shell PLC, B Shares	268,079	9,021,843
Unilever NV	185,176	6,949,925

		15,971,768
Singapore - 3.4%
Avago Technologies, Ltd.	227,429	8,758,291
Keppel Corp., Ltd.	850,135	6,716,938
Keppel REIT	68,010	63,324
United Overseas Bank, Ltd.	393,834	6,122,012

		21,660,565
South Korea - 3.5%
Hyundai Mobis	38,930	9,734,805
NAVER Corp.	7,482	2,991,892
NHN Entertainment Corp. (I)	5,093	497,807
Samsung Electronics Company, Ltd.	7,285	8,941,640

		22,166,144
Spain - 1.5%
Amadeus IT Holding SA, A Shares	297,733	9,613,321
Sweden - 3.6%
Ericsson (LM), B Shares	414,339	4,866,119
Investor AB, B Shares	254,542	7,335,892
Kinnevik Investment AB, B Shares	173,261	5,407,676
Swedbank AB, A Shares	235,598	5,328,036

		22,937,723
Switzerland - 9.6%
ABB, Ltd. (I)	347,217	7,426,104
Informa PLC	675,046	5,319,516
Julius Baer Group, Ltd.	163,441	7,197,002

The accompanying notes are an integral part of the financial statements.	132

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Nestle SA	129,202	$8,466,694
Novartis AG	95,576	6,969,565
Roche Holdings AG	48,788	12,170,127
Syngenta AG	21,747	8,526,310
UBS AG (I)	228,601	4,422,435

		60,497,753
Taiwan - 1.0%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,854,000	6,152,748
Turkey - 0.9%
Akbank T.A.S.	1,735,979	5,740,767
United Kingdom - 16.9%
Aberdeen Asset Management PLC (I)	914,135	4,985,517
BG Group PLC (I)	398,587	7,579,062
British American Tobacco PLC	245,901	12,403,923
British Sky Broadcasting Group PLC	746,192	9,706,091
Centrica PLC	906,289	5,419,875
Compass Group PLC	1,043,442	13,841,713
Imperial Tobacco Group PLC	245,484	8,110,696
Kingfisher PLC	1,049,212	6,259,963
Next PLC	76,204	5,779,490
Reed Elsevier PLC	1,328,164	16,291,099
Smith & Nephew PLC	426,326	4,955,082
WPP PLC	613,233	11,356,413

		106,688,924

TOTAL COMMON STOCKS (Cost $490,290,465)		$570,356,760

PREFERRED SECURITIES - 1.1%
Germany - 1.1%
Volkswagen AG	30,744	6,991,088

TOTAL PREFERRED SECURITIES (Cost $4,974,135)		$6,991,088

SHORT-TERM INVESTMENTS - 7.8%
Money Market Funds - 7.8%
State Street Institutional Liquid Reserves
Fund, 0.0756% (Y)	48,913,856	48,913,856

TOTAL SHORT-TERM INVESTMENTS (Cost $48,913,856)		$48,913,856

Total Investments (International Growth Stock Fund)
(Cost $544,178,456) - 99.3%		$626,261,704
Other assets and liabilities, net - 0.7%		4,560,966

TOTAL NET ASSETS - 100.0%		$630,822,670

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.4%
Australia - 0.4%
Emeco Holdings, Ltd.	6,235,141	$987,938
Pacific Brands, Ltd.	2,267,336	1,531,317

		2,519,255
Austria - 1.1%
Wienerberger AG	477,145	6,903,775
Bahamas - 1.4%
Steiner Leisure, Ltd. (I)	151,810	8,458,853

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium - 1.2%
Barco NV	99,780	$7,137,033
Brazil - 1.1%
Cia de Saneamento de Minas Gerais	186,300	2,244,861
Diagnosticos da America SA	1,023,400	4,756,808

		7,001,669
Canada - 8.7%
AGF Management, Ltd., Class B	345,400	4,197,399
ATS Automation Tooling Systems, Inc. (I)	351,120	4,230,241
Canaccord Financial, Inc. (L)	542,706	3,230,577
Dorel Industries, Inc., Class B	193,200	6,603,247
Enerflex, Ltd.	327,300	4,390,723
Ensign Energy Services, Inc.	343,700	5,736,495
Genworth MI Canada, Inc. (L)	294,500	7,870,668
HudBay Minerals, Inc.	1,061,370	6,973,019
Mullen Group, Ltd.	295,470	7,083,089
Trican Well Service, Ltd.	276,900	3,893,372

		54,208,830
China - 4.1%
Daphne International Holdings, Ltd. (L)	6,184,000	3,919,509
Kingdee International Software
Group Company, Ltd. (I)(L)	27,712,000	8,428,998
People’s Food Holdings, Ltd. (L)	3,795,704	2,840,859
Prince Frog International Holdings, Ltd. (L)	3,510,200	2,180,025
Sinotrans, Ltd., H Shares (I)	7,790,000	1,924,832
Springland International Holdings, Ltd.	11,043,000	5,874,373

		25,168,596
Finland - 3.9%
Amer Sports OYJ	621,168	12,287,024
Huhtamaki OYJ	595,286	11,626,263

		23,913,287
France - 1.8%
Beneteau SA (I)(L)	266,260	3,339,555
Ipsos SA	203,330	7,809,325

		11,148,880
Germany - 4.6%
Gerresheimer AG	132,680	8,012,934
Gildemeister AG (L)	254,000	5,658,475
Jenoptik AG	212,765	2,909,696
Kloeckner & Company SE (I)	561,425	7,233,363
Leoni AG	89,430	4,906,809

		28,721,277
Greece - 0.6%
JUMBO SA (I)	369,710	3,900,938
Hong Kong - 6.7%
Dah Sing Financial Holdings, Ltd.	1,251,974	5,835,123
MIE Holdings Corp.	12,910,000	2,834,574
Stella International Holdings, Ltd. (L)	2,709,500	6,641,223
Techtronic Industries Company	5,506,000	13,396,817
Texwinca Holdings, Ltd.	1,314,907	1,239,194
Value Partners Group, Ltd.	1,417,600	804,584
Yingde Gases	6,902,500	6,200,753
Yue Yuen Industrial Holdings, Ltd.	1,558,640	4,760,909

		41,713,177
India - 0.2%
Jain Irrigation Systems, Ltd.	1,968,117	1,497,635
Ireland - 0.4%
UBM PLC	255,680	2,737,931

The accompanying notes are an integral part of the financial statements.	133

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy - 1.7%
Amplifon SpA	798,254	$4,219,214
Azimut Holding SpA	283,788	6,094,861

		10,314,075
Japan - 13.1%
Asahi Company, Ltd. (I)	188,600	2,961,859
Asics Corp.	737,400	12,869,233
CAPCOM Company, Ltd.	125,800	2,158,777
Descente, Ltd.	910,860	6,350,826
En-Japan, Inc. (I)	2,579	4,160,754
Keihin Corp.	520,200	7,486,192
Kobayashi Pharmaceutical Company, Ltd.	229,000	12,640,178
Meitec Corp.	346,511	8,567,529
Nissin Kogyo Company, Ltd.	145,410	2,559,220
Seria Company, Ltd.	120,700	3,728,928
Shinko Plantech Company, Ltd.	529,700	4,240,023
Square Enix Company, Ltd.	474,600	6,901,764
Tokai Rika Company, Ltd.	322,000	6,349,400
Unipres Corp.	15,600	337,692

		81,312,375
Liechtenstein - 0.3%
Verwaltungs & Privat Bank AG	23,205	2,015,985
Luxembourg - 0.7%
Oriflame Cosmetics SA SDR (L)	149,210	4,363,267
Netherlands - 6.0%
Aalberts Industries NV	479,981	11,957,815
Accell Group	187,804	3,522,225
Arcadis NV	334,010	8,277,081
Beter Bed Holding NV	157,620	3,131,318
Royal Imtech NV (I)(L)	1,073,500	2,604,100
TKH Group NV	158,458	4,484,858
USG People NV	482,204	3,499,463

		37,476,860
Norway - 1.5%
Tomra Systems ASA	1,064,160	9,508,411
Singapore - 0.3%
Sakari Resources, Ltd.	1,380,000	1,724,281
South Korea - 8.5%
Binggrae Company, Ltd.	48,846	3,956,971
BS Financial Group, Inc.	699,660	8,923,650
Daum Communications Corp. (I)	39,268	3,003,981
DGB Financial Group, Inc.	465,200	6,489,790
Hyundai Mipo Dockyard	70,529	8,523,916
KIWOOM Securities Company, Ltd.	60,289	2,797,422
Korea Investment Holdings Company, Ltd.	80,900	2,834,304
Mirae Asset Securities Company, Ltd.	147,000	4,193,471
Sindoh Company, Ltd.	127,171	7,082,511
Youngone Corp.	185,810	5,084,826

		52,890,842
Spain - 2.5%
Construcciones y Auxiliar de Ferrocarriles SA	21,113	9,365,213
Melia Hotels International SA	249,458	2,245,507
Tecnicas Reunidas SA (L)	84,949	3,707,218

		15,317,938
Sweden - 0.4%
Duni AB	257,510	2,554,575
Switzerland - 4.0%
Logitech International SA (L)	778,790	5,692,955
Nobel Biocare Holding AG (I)	393,500	5,665,093

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Panalpina Welttransport Holding AG (L)	49,270	$7,333,973
Vontobel Holding AG	174,666	6,457,639

		25,149,660
Taiwan - 5.5%
D-Link Corp.	10,667,668	5,787,893
Giant Manufacturing Company, Ltd.	1,461,746	9,784,395
Simplo Technology Company, Ltd. (I)	2,188,300	10,396,437
Ta Chong Bank, Ltd. (I)	9,152,225	2,887,390
Tripod Technology Corp.	2,573,000	5,059,846

		33,915,961
Thailand - 1.3%
Bank of Ayudhya PCL	4,341,810	5,100,403
Glow Energy PCL	1,396,088	2,721,483
Hana Microelectronics PCL	47,400	31,217

		7,853,103
Turkey - 0.2%
Aygaz AS	318,083	1,225,313
United Kingdom - 8.2%
African Minerals, Ltd. (I)(L)	1,132,170	3,333,596
Bellway PLC	228,666	4,752,019
Bodycote PLC	407,025	3,960,526
Bovis Homes Group PLC	350,650	4,040,197
Debenhams PLC	1,875,800	3,113,320
Dignity PLC	142,619	3,204,743
Fiberweb PLC	2,527,903	3,731,412
Greggs PLC	1,085,230	7,004,983
Homeserve PLC	1,070,300	4,012,261
Laird PLC	1,683,800	5,615,398
Man Group PLC	3,310,948	4,172,275
Persimmon PLC (I)	232,215	3,954,902

		50,895,632

TOTAL COMMON STOCKS (Cost $474,577,030)		$561,549,414

RIGHTS - 0.0%
Germany - 0.0%
Gildemeister AG (I)	254,000	191,348

TOTAL RIGHTS (Cost $0)		$191,348

PREFERRED SECURITIES - 0.8%
Germany - 0.8%
Draegerwerk AG & Company KGaA (L)	43,600	5,244,392

TOTAL PREFERRED SECURITIES (Cost $5,749,264)		$5,244,392

INVESTMENT COMPANIES - 2.5%
United States - 2.5%
iShares MSCI EAFE Small Cap Index Fund	346,000	15,424,680

TOTAL INVESTMENT COMPANIES (Cost $14,923,744)		$15,424,680

SECURITIES LENDING COLLATERAL - 7.1%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	4,376,515	43,798,850

TOTAL SECURITIES LENDING
COLLATERAL (Cost $43,796,466)		$43,798,850

SHORT-TERM INVESTMENTS - 5.3%
Time Deposits - 5.3%
Bank of Montreal, 0.0400%, 09/03/2013 *	$18,000,000	$18,000,000

The accompanying notes are an integral part of the financial statements.	134

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Time Deposits (continued)
Royal Bank of Canada, 0.0500%, 09/03/2013 *	$15,000,000	$15,000,000

		33,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $33,000,000)		$33,000,000

Total Investments (International Small Cap Fund)
(Cost $572,046,504) - 106.1%		$659,208,684
Other assets and liabilities, net - (6.1%)		(38,031,922)

TOTAL NET ASSETS - 100.0%		$621,176,762

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.0%
Australia - 0.1%
Billabong International, Ltd. (I)(L)	3,490,223	$1,311,722
Belgium - 0.2%
KBC Groep NV	82,011	3,603,902
Brazil - 0.5%
Centrais Eletricas Brasileiras SA	193,700	401,859
Centrais Eletricas Brasileiras SA, Ordinary
Shares, ADR	12,500	26,500
Petroleo Brasileiro SA, ADR, Class A	236,181	3,367,941
Vale SA (Preference A Shares), ADR	383,010	4,971,470

		8,767,770
Canada - 6.1%
AGF Management, Ltd., Class B	339,400	4,124,485
Ensign Energy Services, Inc.	1,134,100	18,928,584
HudBay Minerals, Inc.	1,836,700	12,066,803
Suncor Energy, Inc. (L)	750,600	25,297,921
Talisman Energy, Inc.	1,766,640	18,868,983
Trican Well Service, Ltd.	1,843,200	25,916,445

		105,203,221
China - 4.0%
China Coal Energy Company, Ltd., H Shares	16,048,000	9,436,829
China Life Insurance Company, Ltd., H Shares	1,775,000	4,340,319
China Shenhua Energy Company, Ltd.,
H Shares	5,197,000	16,152,623
China Telecom Corp., Ltd., H Shares	26,561,589	13,434,602
Shanghai Electric Group Company, Ltd.,
H Shares	17,228,000	6,370,804
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	6,027,300	11,402,294
Trina Solar, Ltd., ADR (I)(L)	737,891	6,928,796

		68,066,267
Denmark - 0.5%
FLSmidth & Company A/S, B Shares (L)	148,370	8,077,532
France - 14.3%
Alstom SA	406,160	14,286,890
AXA SA	1,588,477	34,573,723
BNP Paribas SA	734,170	45,868,302
Carrefour SA	533,300	16,694,039
Cie de Saint-Gobain	282,150	13,178,411
Cie Generale des Etablissements Michelin	170,680	16,294,603
France Telecom SA	1,211,201	12,257,191
Ipsen SA	224,632	8,312,053

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Sanofi	286,726	$27,545,977
Societe Generale SA	343,395	14,968,623
Total SA	520,272	28,787,995
Vivendi SA	626,202	12,676,141

		245,443,948
Germany - 4.8%
Commerzbank AG (I)	505,200	5,871,999
Deutsche Boerse AG	38,380	2,691,049
Deutsche Lufthansa AG (I)	759,900	13,566,146
Gerresheimer AG	69,600	4,203,348
Kloeckner & Company SE (I)	659,580	8,497,985
Metro AG	382,320	14,033,101
Muenchener Rueckversicherungs AG	65,286	11,896,902
Siemens AG	210,219	22,250,767

		83,011,297
Hong Kong - 2.5%
China Mobile, Ltd.	1,273,500	13,725,030
Digital China Holdings, Ltd.	5,144,100	5,652,178
First Pacific Company, Ltd.	3,393,000	3,523,897
Kingboard Chemical Holdings, Ltd.	8,592,800	18,636,041
Value Partners Group, Ltd.	856,500	486,122

		42,023,268
India - 0.4%
ICICI Bank, Ltd.	333,179	4,113,932
Jain Irrigation Systems, Ltd.	2,186,658	1,663,933
Power Grid Corp. of India, Ltd.	1,151,254	1,696,737

		7,474,602
Ireland - 0.7%
CRH PLC	542,520	11,481,385
Italy - 1.6%
UniCredit SpA	4,849,578	27,255,246
Japan - 6.0%
CAPCOM Company, Ltd.	588,200	10,093,742
ITOCHU Corp.	2,591,700	29,199,024
Namco Bandai Holdings, Inc.	855,200	13,618,836
Nikon Corp.	255,700	4,291,378
Nissan Motor Company, Ltd.	420,100	4,142,338
Toyota Motor Corp.	418,600	25,287,328
Trend Micro, Inc.	471,100	16,406,084

		103,038,730
Netherlands - 9.5%
Aegon NV	3,849,070	27,425,876
Akzo Nobel NV	309,830	18,220,115
Fugro NV	45,228	2,777,359
ING Groep NV (I)	6,845,098	74,529,975
Koninklijke Philips Electronics NV	379,846	11,727,932
Randstad Holdings NV	20,029	928,585
Royal Dutch Shell PLC, B Shares	813,283	27,369,960

		162,979,802
Norway - 2.2%
Statoil ASA	1,060,830	23,268,132
Telenor ASA	673,991	13,997,913

		37,266,045
Singapore - 1.3%
Flextronics International, Ltd. (I)	2,555,230	22,945,965
South Korea - 9.3%
Daum Communications Corp. (I)	16,515	1,263,389
Hana Financial Group, Inc.	838,710	26,342,305

The accompanying notes are an integral part of the financial statements.	135

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Mobis	66,565	$16,645,191
KB Financial Group, Inc., ADR (L)	1,141,739	36,090,370
KIWOOM Securities Company, Ltd.	115,721	5,369,479
Korea Investment Holdings Company, Ltd.	179,770	6,298,180
POSCO	96,919	28,040,973
Samsung Electronics Company, Ltd., GDR (S)	22,000	13,398,000
Samsung Electronics Company, Ltd., GDR	42,064	25,588,054

		159,035,941
Spain - 1.2%
Telefonica SA (I)	1,534,530	20,810,462
Sweden - 1.0%
Getinge AB, B Shares	212,021	7,299,570
Telefonaktiebolaget LM Ericsson, B Shares	880,794	10,344,304

		17,643,874
Switzerland - 8.7%
Basilea Pharmaceutica (I)	45,060	3,222,255
Credit Suisse Group AG (I)	1,607,631	46,231,100
GAM Holding AG (I)	335,400	5,899,228
Lonza Group AG (I)	127,490	9,029,600
Nobel Biocare Holding AG (I)	857,681	12,347,758
Noble Corp.	441,830	16,436,076
Novartis AG	231,380	16,872,624
Roche Holdings AG	124,810	31,133,754
Swiss Re, Ltd. (I)	91,063	6,982,575

		148,154,970
Taiwan - 0.8%
Compal Electronics, Inc., GDR (S)	4,003,228	13,478,068
United Kingdom - 17.2%
Aviva PLC	7,281,210	43,645,330
BAE Systems PLC	3,016,180	20,337,338
BP PLC	3,338,862	23,026,188
Carillion PLC	1,897,950	8,426,693
GlaxoSmithKline PLC	1,421,605	36,235,757
Hays PLC	2,922,686	4,642,520
Kingfisher PLC	3,113,920	18,578,726
Lloyds Banking Group PLC (I)	16,702,490	18,778,738
Man Group PLC	9,658,740	12,171,414
Marks & Spencer Group PLC	2,133,560	15,596,189
Rexam PLC	1,131,336	8,547,251
SIG PLC	2,141,870	5,805,380
Tesco PLC	8,397,370	47,700,647
Vodafone Group PLC	9,531,806	30,720,822

		294,212,993
United States - 1.1%
Baker Hughes, Inc.	418,950	19,476,986

TOTAL COMMON STOCKS (Cost $1,446,599,612)		$1,610,763,996

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	2,741,080	27,431,906

TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,427,879)		$27,431,906

SHORT-TERM INVESTMENTS - 5.4%
Time Deposits - 5.4%
Bank of Montreal, 0.0400%, 09/03/2013 *	$43,000,000	$43,000,000

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Time Deposits (continued)
Royal Bank of Canada, 0.0500%, 09/03/2013 *	$50,000,000	$50,000,000

		93,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $93,000,000)		$93,000,000

Total Investments (International Value Fund)
(Cost $1,567,027,491) - 101.0%		$1,731,195,902
Other assets and liabilities, net - (1.0%)		(17,687,186)

TOTAL NET ASSETS - 100.0%		$1,713,508,716

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 39.3%
U.S. Government - 33.3%
U.S. Treasury Bonds
3.000%, 05/15/2042	$775,000	$676,672
3.125%, 11/15/2041 (D)	1,175,000	1,055,848
3.625%, 08/15/2043	5,055,000	4,979,175
4.250%, 05/15/2039	1,325,000	1,464,953
4.375%, 11/15/2039 to 05/15/2041	11,603,500	13,073,096
4.500%, 08/15/2039	2,550,000	2,930,906
4.625%, 02/15/2040	2,250,000	2,634,611
6.250%, 05/15/2030	710,000	975,363
U.S. Treasury Notes
0.250%, 06/30/2014 to 07/31/2015	21,660,000	21,622,566
0.625%, 07/15/2014	1,700,000	1,707,106
0.875%, 04/30/2017	41,075,000	40,712,390
1.375%, 07/31/2018	9,475,000	9,371,362
1.500%, 08/31/2018	4,650,000	4,620,938
1.750%, 07/31/2015	11,645,000	11,943,403
2.000%, 04/30/2016	7,460,000	7,724,599
4.000%, 02/15/2015	19,800,000	20,861,161
4.250%, 11/15/2014	3,400,000	3,564,421

		149,918,570
U.S. Government Agency - 6.0%
Federal Home Loan Mortgage Corp.
5.000%, 03/01/2019 to 12/01/2019	147,363	157,095
6.500%, 04/01/2029 to 08/01/2034	8,588	9,665
7.500%, 08/01/2025 to 05/01/2028	2,555	2,949
Federal National Mortgage Association
2.500%, TBA (C)	2,800,000	2,545,375
3.500%, TBA (C)	15,300,000	15,258,164
4.860%, 01/01/2015	2,519,248	2,588,842
5.000%, 03/15/2016 to 06/01/2019	2,317,586	2,553,775
5.500%, 08/01/2035 to 11/01/2035	193,222	209,803
6.500%, 09/01/2031	16	18
Government National
Mortgage Association
4.000%, 09/15/2040 to 02/15/2042	3,719,643	3,867,752
6.000%, 12/15/2013 to 04/15/2035	17,746	19,715
6.500%, 06/15/2028 to 08/15/2034	15,474	17,570
7.000%, 11/15/2031 to 11/15/2033	61,466	70,984
8.000%, 07/15/2030	1,067	1,258

		27,302,965

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $175,343,514)		$177,221,535

The accompanying notes are an integral part of the financial statements.	136

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 0.6%
Brazil - 0.5%
Federative Republic of Brazil
2.625%, 01/05/2023		$950,000	$808,925
5.875%, 01/15/2019		200,000	223,300
7.125%, 01/20/2037		175,000	199,063
10.000%, 01/01/2021	BRL	2,500,000	968,923

			2,200,211
Mexico - 0.1%
Government of Mexico
4.750%, 03/08/2044		$706,000	615,279

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,337,439)			$2,815,490

CORPORATE BONDS - 48.1%
Consumer Discretionary - 6.1%
AMC Entertainment, Inc.
8.750%, 06/01/2019		10,000	10,750
Arcelik AS
5.000%, 04/03/2023 (S)		340,000	277,950
AutoNation, Inc.
5.500%, 02/01/2020		100,000	104,750
AutoZone, Inc.
3.700%, 04/15/2022		450,000	437,724
4.000%, 11/15/2020		665,000	674,178
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)		131,000	142,999
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)		20,000	6,700
CBS Corp.
5.750%, 04/15/2020		1,065,000	1,180,189
CCO Holdings LLC
5.250%, 09/30/2022		191,000	174,288
5.750%, 09/01/2023 (S)		95,000	88,588
6.500%, 04/30/2021		120,000	121,500
6.625%, 01/31/2022		235,000	238,525
7.375%, 06/01/2020		175,000	187,250
8.125%, 04/30/2020		5,000	5,425
Choice Hotels International, Inc.
5.700%, 08/28/2020		10,000	10,425
5.750%, 07/01/2022		140,000	144,200
Comcast Corp.
4.250%, 01/15/2033		490,000	464,648
5.700%, 05/15/2018 to 07/01/2019		1,375,000	1,594,818
COX Communications, Inc.
2.950%, 06/30/2023 (S)		810,000	687,474
5.875%, 12/01/2016 (S)		750,000	842,555
6.250%, 06/01/2018 (S)		500,000	559,356
CSC Holdings, Inc.
7.625%, 07/15/2018		61,000	69,388
Daimler Finance North America LLC
8.500%, 01/18/2031		300,000	432,558
DIRECTV Holdings LLC
3.125%, 02/15/2016		1,225,000	1,260,807
3.800%, 03/15/2022		220,000	204,772
DISH DBS Corp.
5.875%, 07/15/2022		305,000	298,900
6.750%, 06/01/2021		355,000	370,088
7.875%, 09/01/2019		150,000	169,125
Ford Motor Credit Company LLC
3.000%, 06/12/2017		470,000	473,033
3.875%, 01/15/2015		1,000,000	1,029,703
5.875%, 08/02/2021		475,000	515,456

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Gannett Company, Inc.
5.125%, 07/15/2020 (S)	$275,000	$272,250
General Motors Financial Company, Inc.
2.750%, 05/15/2016 (S)	50,000	49,875
3.250%, 05/15/2018 (S)	25,000	24,000
4.250%, 05/15/2023 (S)	15,000	13,500
Home Depot, Inc.
5.875%, 12/16/2036	700,000	802,803
L Brands, Inc.
5.625%, 02/15/2022	250,000	251,875
6.900%, 07/15/2017	65,000	72,800
6.950%, 03/01/2033	35,000	34,475
7.000%, 05/01/2020	80,000	87,800
Lamar Media Corp.
5.875%, 02/01/2022	40,000	40,300
Liberty Interactive LLC
8.250%, 02/01/2030	472,000	497,960
National CineMedia LLC
6.000%, 04/15/2022	35,000	35,700
NBCUniversal Enterprise, Inc.
1.662%, 04/15/2018 (S)	100,000	97,706
5.250%, 03/19/2021 (Q)(S)	100,000	99,000
NBCUniversal Media LLC
6.400%, 04/30/2040	375,000	446,317
Netflix, Inc.
5.375%, 02/01/2021 (S)	195,000	195,975
News America, Inc.
6.150%, 02/15/2041	355,000	389,183
6.200%, 12/15/2034	400,000	427,609
6.900%, 03/01/2019	600,000	715,347
7.750%, 01/20/2024	453,000	535,550
PulteGroup, Inc.
6.375%, 05/15/2033	25,000	22,375
PVH Corp.
4.500%, 12/15/2022	35,000	32,419
7.375%, 05/15/2020	95,000	102,600
Quebecor Media, Inc.
7.750%, 03/15/2016	3,000	3,039
QVC, Inc.
5.125%, 07/02/2022	5,000	4,963
Sally Holdings LLC
5.750%, 06/01/2022	90,000	90,113
Service Corp. International
5.375%, 01/15/2022 (S)	85,000	82,556
7.625%, 10/01/2018	10,000	11,363
Sotheby’s
5.250%, 10/01/2022 (S)	130,000	122,850
Starz LLC
5.000%, 09/15/2019	35,000	34,300
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	194,177
8.750%, 08/01/2015	183,000	209,709
Tenneco, Inc.
6.875%, 12/15/2020	175,000	187,688
The William Carter Company
5.250%, 08/15/2021 (S)	75,000	75,375
Time Warner Cable, Inc.
4.500%, 09/15/2042	590,000	456,479
5.000%, 02/01/2020	755,000	759,963
5.875%, 11/15/2040	750,000	671,396
8.250%, 02/14/2014	440,000	454,163
Time Warner, Inc.
4.875%, 03/15/2020	1,400,000	1,509,050

The accompanying notes are an integral part of the financial statements.	137

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner, Inc. (continued)
6.100%, 07/15/2040	$790,000	$848,136
7.625%, 04/15/2031	500,000	626,150
7.700%, 05/01/2032	302,000	380,586
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	100,000	113,000
8.875%, 12/01/2017 (S)	130,000	137,475
Unitymedia Hessen GmbH &
Company KG
5.500%, 01/15/2023 (S)	200,000	182,000
7.500%, 03/15/2019 (S)	175,000	189,000
Valassis Communications, Inc.
6.625%, 02/01/2021	265,000	261,025
Viacom, Inc.
4.375%, 03/15/2043	847,000	691,888
5.625%, 09/15/2019	400,000	449,581
Videotron, Ltd.
5.000%, 07/15/2022	124,000	115,320
9.125%, 04/15/2018	56,000	58,730
Wynn Las Vegas LLC
7.750%, 08/15/2020	345,000	385,538

		27,331,154
Consumer Staples - 3.9%
Altria Group, Inc.
2.850%, 08/09/2022	775,000	697,845
4.250%, 08/09/2042	230,000	188,367
9.250%, 08/06/2019	252,000	330,310
9.700%, 11/10/2018	291,000	380,817
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 01/15/2039	470,000	692,115
Avon Products, Inc.
4.600%, 03/15/2020	10,000	10,241
5.000%, 03/15/2023	45,000	44,769
Cargill, Inc.
4.307%, 05/14/2021 (S)	1,213,000	1,271,913
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	1,300,000	1,328,285
ConAgra Foods, Inc.
1.350%, 09/10/2015	310,000	311,614
5.819%, 06/15/2017	74,000	82,777
Constellation Brands, Inc.
4.250%, 05/01/2023	55,000	50,463
7.250%, 09/01/2016 to 05/15/2017	395,000	451,176
CVS Caremark Corp.
4.750%, 05/18/2020	1,125,000	1,236,633
6.250%, 06/01/2027	725,000	859,783
CVS Pass-Through Trust
5.880%, 01/10/2028	287,635	310,466
6.943%, 01/10/2030	43,433	49,953
Heineken NV
2.750%, 04/01/2023 (S)	245,000	220,685
Imperial Tobacco Finance PLC
3.500%, 02/11/2023 (S)	1,435,000	1,340,521
Lorillard Tobacco Company
8.125%, 06/23/2019	184,000	221,262
Molson Coors Brewing Company
3.500%, 05/01/2022	225,000	220,893
Mondelez International, Inc.
6.875%, 01/26/2039	560,000	676,201
PepsiCo, Inc.
7.900%, 11/01/2018	650,000	822,088
Pernod-Ricard SA
4.450%, 01/15/2022 (S)	325,000	331,160

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Pernod-Ricard SA (continued)
5.750%, 04/07/2021 (S)	$996,000	$1,105,747
SABMiller Holdings, Inc.
2.200%, 08/01/2018 (S)	650,000	641,712
2.450%, 01/15/2017 (S)	950,000	966,688
The Kroger Company
3.850%, 08/01/2023	225,000	219,940
Wal-Mart Stores, Inc.
2.550%, 04/11/2023	725,000	665,973
5.250%, 09/01/2035	700,000	753,608
6.200%, 04/15/2038	750,000	908,268

		17,392,273
Energy - 5.5%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	60,000	69,360
6.450%, 09/15/2036	1,220,000	1,418,227
Antero Resources Finance Corp.
9.375%, 12/01/2017	5,000	5,300
Burlington Resources Finance Company
7.400%, 12/01/2031	309,000	405,512
Cenovus Energy, Inc.
5.200%, 09/15/2043	2,100,000	2,084,605
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)	845,000	813,601
ConocoPhillips
6.500%, 02/01/2039	1,050,000	1,321,568
CONSOL Energy, Inc.
8.000%, 04/01/2017	15,000	15,825
8.250%, 04/01/2020	15,000	15,900
Continental Resources, Inc.
5.000%, 09/15/2022	215,000	217,150
Denbury Resources, Inc.
4.625%, 07/15/2023	80,000	71,400
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	385,000	353,238
El Paso Corp.
6.500%, 09/15/2020	255,000	268,504
7.000%, 06/15/2017	695,000	773,623
Energy Transfer Equity LP
7.500%, 10/15/2020	450,000	490,500
Energy Transfer Partners LP
3.600%, 02/01/2023	955,000	884,899
EP Energy LLC
6.875%, 05/01/2019	55,000	58,438
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	1,375,000	1,220,313
Harvest Operations Corp.
6.875%, 10/01/2017	205,000	221,400
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	1,025,000	1,009,783
6.500%, 09/01/2039	300,000	332,849
6.850%, 02/15/2020	530,000	623,656
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	365,000	395,332
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,055,000	1,036,538
MarkWest Energy Partners LP
5.500%, 02/15/2023	15,000	14,738
Newfield Exploration Company
5.625%, 07/01/2024	71,000	68,515
5.750%, 01/30/2022	70,000	69,650
6.875%, 02/01/2020	135,000	141,413
7.125%, 05/15/2018	200,000	207,750

The accompanying notes are an integral part of the financial statements.	138

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Nexen, Inc.
6.200%, 07/30/2019	$585,000	$676,395
7.500%, 07/30/2039	40,000	48,880
Petrobras Global Finance BV
4.375%, 05/20/2023	215,000	187,703
Petrobras International Finance Company
5.375%, 01/27/2021	1,710,000	1,666,850
5.750%, 01/20/2020	400,000	404,251
Petroleos Mexicanos
5.500%, 06/27/2044	1,180,000	1,023,650
Pioneer Natural Resources Company
5.875%, 07/15/2016	135,000	149,571
6.650%, 03/15/2017	10,000	11,408
6.875%, 05/01/2018	200,000	234,307
Plains All American Pipeline LP
3.850%, 10/15/2023	1,395,000	1,374,354
Range Resources Corp.
5.750%, 06/01/2021	70,000	73,325
6.750%, 08/01/2020	155,000	167,013
Rosneft Oil Company
3.149%, 03/06/2017 (S)	255,000	251,175
Shell International Finance BV
1.900%, 08/10/2018	685,000	679,960
3.400%, 08/12/2023	1,390,000	1,369,393
Transocean, Inc.
2.500%, 10/15/2017	240,000	237,517
4.950%, 11/15/2015	1,000,000	1,073,329
Valero Energy Corp.
6.625%, 06/15/2037	400,000	435,791
8.750%, 06/15/2030	162,000	204,522

		24,878,981
Financials - 20.0%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)	100,000	121,571
American Express Company
7.000%, 03/19/2018	1,505,000	1,799,759
American Express Credit Corp.
5.125%, 08/25/2014	360,000	376,017
American International Group, Inc.
2.375%, 08/24/2015	325,000	328,928
3.800%, 03/22/2017	75,000	79,289
4.875%, 06/01/2022	420,000	447,224
5.450%, 05/18/2017	430,000	476,869
8.250%, 08/15/2018	100,000	123,554
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	250,000	279,937
AXA Financial, Inc.
7.000%, 04/01/2028	235,000	256,920
Bank of America Corp.
2.000%, 01/11/2018	745,000	722,301
5.625%, 07/01/2020	1,185,000	1,301,993
5.700%, 01/24/2022	400,000	440,584
5.750%, 12/01/2017	205,000	229,112
Bank One Michigan
8.250%, 11/01/2024	270,000	344,084
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,370,000	1,506,248
BNP Paribas SA
2.375%, 09/14/2017	1,675,000	1,678,030
Brandywine Operating Partnership LP
4.950%, 04/15/2018	425,000	451,434
5.700%, 05/01/2017	835,000	913,756

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp.
3.500%, 06/15/2023 (S)	$742,000	$695,069
6.150%, 09/01/2016	500,000	555,213
7.375%, 05/23/2014	115,000	120,409
CBRE Services, Inc.
5.000%, 03/15/2023	140,000	129,850
CIT Group, Inc.
5.000%, 05/15/2017	15,000	15,563
5.250%, 03/15/2018	165,000	170,363
5.375%, 05/15/2020	20,000	20,100
5.500%, 02/15/2019 (S)	275,000	281,875
Citigroup, Inc.
3.500%, 05/15/2023	240,000	215,882
4.050%, 07/30/2022	450,000	432,120
6.125%, 11/21/2017 to 08/25/2036	4,075,000	4,439,347
6.875%, 03/05/2038	180,000	223,582
8.500%, 05/22/2019	790,000	1,000,029
Credit Acceptance Corp.
9.125%, 02/01/2017	150,000	160,125
Deutsche Bank AG
4.296%, 05/24/2028 (P)	210,000	188,069
Discover Financial Services
6.450%, 06/12/2017	950,000	1,072,174
Duke Realty LP
6.750%, 03/15/2020	430,000	489,968
DuPont Fabros Technology LP
8.500%, 12/15/2017	235,000	247,925
Equity One, Inc.
6.000%, 09/15/2017	235,000	260,076
ERP Operating LP
5.250%, 09/15/2014	975,000	1,018,930
Everest Reinsurance Holdings, Inc.
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	495,000	491,288
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	350,000	415,296
General Electric Capital Corp.
4.650%, 10/17/2021	2,325,000	2,445,495
5.500%, 01/08/2020	900,000	1,009,227
5.550%, 05/04/2020	1,775,000	1,990,822
5.875%, 01/14/2038	685,000	739,649
6.750%, 03/15/2032	934,000	1,115,024
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)	400,000	406,000
Glencore Funding LLC
1.700%, 05/27/2016 (S)	1,210,000	1,179,137
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	485,000	549,263
HCP, Inc.
3.750%, 02/01/2019	195,000	199,525
5.650%, 12/15/2013	200,000	202,661
6.000%, 03/01/2015 to 01/30/2017	655,000	723,488
7.072%, 06/08/2015	67,000	73,727
Health Care REIT, Inc.
4.125%, 04/01/2019	110,000	114,284
5.250%, 01/15/2022	885,000	938,473
Host Hotels & Resorts LP
6.750%, 06/01/2016	68,000	68,953

The accompanying notes are an integral part of the financial statements.	139

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
HSBC Bank PLC
4.750%, 01/19/2021 (S)	$400,000	$429,580
HSBC Holdings PLC
5.100%, 04/05/2021	1,110,000	1,211,261
6.500%, 09/15/2037	220,000	248,239
6.800%, 06/01/2038	445,000	520,764
HSBC USA, Inc.
2.375%, 02/13/2015	520,000	531,784
9.500%, 04/15/2014	135,000	141,680
ING US, Inc.
5.500%, 07/15/2022	125,000	133,400
ING US, Inc. (5.650% to 05/15/2023, then
3 month LIBOR + 3.580%)
5.650%, 05/15/2053 (P)	205,000	188,990
International Lease Finance Corp.
5.650%, 06/01/2014	140,000	143,500
5.750%, 05/15/2016	435,000	458,314
6.250%, 05/15/2019	20,000	20,600
6.500%, 09/01/2014 (S)	5,000	5,213
8.625%, 09/15/2015	10,000	10,975
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	377,000	452,206
JPMorgan Chase & Company
3.375%, 05/01/2023	470,000	425,895
4.250%, 10/15/2020	1,150,000	1,196,610
4.350%, 08/15/2021	875,000	907,206
4.400%, 07/22/2020	1,100,000	1,152,598
5.625%, 08/16/2043	1,205,000	1,199,252
6.000%, 01/15/2018	1,275,000	1,457,255
6.300%, 04/23/2019	300,000	348,122
Kimco Realty Corp.
4.300%, 02/01/2018	600,000	642,250
5.584%, 11/23/2015	425,000	464,485
6.875%, 10/01/2019	300,000	357,885
Ladder Capital Finance Holdings LLP
7.375%, 10/01/2017 (S)	125,000	129,688
Liberty Property LP
3.375%, 06/15/2023	260,000	236,507
4.125%, 06/15/2022	210,000	205,512
6.625%, 10/01/2017	100,000	113,970
Lincoln National Corp.
4.000%, 09/01/2023	905,000	895,532
Lloyds TSB Bank PLC
6.500%, 09/14/2020 (S)	115,000	124,910
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	630,000	910,768
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	1,980,000	2,255,275
6.875%, 04/25/2018	1,825,000	2,119,803
7.750%, 05/14/2038	1,535,000	1,840,614
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (S)	740,000	716,904
3.125%, 01/11/2016 (S)	1,825,000	1,898,569
Morgan Stanley
3.750%, 02/25/2023	475,000	450,284
4.875%, 11/01/2022	455,000	448,260
5.500%, 01/26/2020 to 07/24/2020	1,300,000	1,419,212
5.550%, 04/27/2017	350,000	384,930
5.625%, 09/23/2019	400,000	439,625
6.250%, 08/28/2017	850,000	958,928
6.625%, 04/01/2018	1,450,000	1,659,798
7.300%, 05/13/2019	100,000	118,210

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	$260,000	$318,085
9.375%, 08/15/2039 (S)	900,000	1,245,730
Nordea Bank AB
4.875%, 05/13/2021 (S)	755,000	772,768
PNC Bank NA
3.800%, 07/25/2023	255,000	247,441
PNC Funding Corp.
5.625%, 02/01/2017	1,200,000	1,329,218
Principal Life Global Funding I
5.125%, 10/15/2013 (S)	225,000	226,172
6.125%, 10/15/2033 (S)	108,000	124,974
ProLogis LP
4.500%, 08/15/2017	920,000	983,064
6.125%, 12/01/2016	85,000	96,011
Provident Funding Associates LP
6.750%, 06/15/2021 (S)	65,000	65,650
Prudential Financial, Inc.
5.100%, 08/15/2043	640,000	636,271
Realty Income Corp.
3.250%, 10/15/2022	81,000	73,620
4.650%, 08/01/2023	95,000	95,892
5.750%, 01/15/2021	600,000	655,565
6.750%, 08/15/2019	450,000	524,516
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	645,000	657,383
6.125%, 12/15/2022	350,000	336,254
Royal Bank of Scotland PLC
3.950%, 09/21/2015	340,000	355,881
SAFG Retirement Services, Inc.
8.125%, 04/28/2023	135,000	161,483
SLM Corp.
6.000%, 01/25/2017	105,000	111,300
6.250%, 01/25/2016	1,210,000	1,288,650
7.250%, 01/25/2022	65,000	66,463
8.000%, 03/25/2020	11,000	11,963
8.450%, 06/15/2018	209,000	238,260
Sovereign Bank
8.750%, 05/30/2018	250,000	298,159
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	250,589
SunTrust Banks, Inc.
3.600%, 04/15/2016	820,000	864,455
Swiss Re Treasury U.S. Corp.
2.875%, 12/06/2022 (S)	185,000	172,320
The Bear Stearns Companies LLC
6.400%, 10/02/2017	605,000	697,443
7.250%, 02/01/2018	471,000	559,272
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	1,070,000	1,141,195
5.750%, 01/24/2022	1,025,000	1,123,491
6.150%, 04/01/2018	560,000	632,337
6.750%, 10/01/2037	2,070,000	2,127,778
7.500%, 02/15/2019	665,000	792,258
US Bancorp
7.500%, 06/01/2026	750,000	943,839
Ventas Realty LP
2.000%, 02/15/2018	335,000	324,450
2.700%, 04/01/2020	430,000	403,325
4.750%, 06/01/2021	661,000	688,091
Wachovia Corp.
5.500%, 08/01/2035	600,000	618,714
5.750%, 06/15/2017	385,000	438,057

The accompanying notes are an integral part of the financial statements.	140

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company
3.450%, 02/13/2023	$445,000	$413,982
4.125%, 08/15/2023	465,000	454,471
5.625%, 12/11/2017	150,000	170,889
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	20,000	22,300
Weyerhaeuser Company
7.950%, 03/15/2025	40,000	48,328

		90,060,311
Health Care - 2.8%
AbbVie, Inc.
1.750%, 11/06/2017	945,000	930,454
2.900%, 11/06/2022	435,000	404,323
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,070,000	1,173,360
Amgen, Inc.
5.150%, 11/15/2041	130,000	125,893
6.900%, 06/01/2038	260,000	307,355
Community Health Systems, Inc.
5.125%, 08/15/2018	370,000	378,325
Express Scripts Holding Company
2.100%, 02/12/2015	1,875,000	1,904,927
3.125%, 05/15/2016	301,000	313,172
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	15,000	15,450
5.875%, 01/31/2022 (S)	15,000	15,263
Fresenius Medical Care US Finance, Inc.
6.500%, 09/15/2018 (S)	10,000	10,900
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	75,000	83,531
HCA, Inc.
5.875%, 03/15/2022	140,000	144,550
6.375%, 01/15/2015	5,000	5,263
6.500%, 02/15/2020	255,000	273,806
7.250%, 09/15/2020	110,000	119,763
8.500%, 04/15/2019	280,000	302,400
Hologic, Inc.
6.250%, 08/01/2020	10,000	10,425
Merck & Company, Inc.
6.500%, 12/01/2033	1,000,000	1,267,169
Mylan, Inc.
1.800%, 06/24/2016 (S)	365,000	365,043
Pfizer, Inc.
6.200%, 03/15/2019	750,000	895,956
7.200%, 03/15/2039	425,000	577,435
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	433,000	512,531
WellPoint, Inc.
2.300%, 07/15/2018	40,000	39,478
4.350%, 08/15/2020	520,000	547,739
4.650%, 01/15/2043	825,000	759,564
5.100%, 01/15/2044	125,000	121,832
7.000%, 02/15/2019	720,000	870,591
Zoetis, Inc.
3.250%, 02/01/2023 (S)	210,000	197,302

		12,673,800
Industrials - 2.3%
Air Lease Corp.
4.500%, 01/15/2016	125,000	130,000
4.750%, 03/01/2020	70,000	69,825

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
BE Aerospace, Inc.
5.250%, 04/01/2022	$315,000	$311,850
6.875%, 10/01/2020	30,000	32,400
Bombardier, Inc.
7.500%, 03/15/2018 (S)	220,000	243,100
7.750%, 03/15/2020 (S)	60,000	66,975
Case New Holland, Inc.
7.875%, 12/01/2017	570,000	655,500
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	19,450
5.250%, 08/01/2020	81,000	79,988
CNH America LLC
7.250%, 01/15/2016	30,000	32,700
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	74,179	77,331
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	117,504	123,532
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	—	0
Continental Airlines 2012-2 Class A Pass
Through Trust
4.000%, 10/29/2024	820,000	803,272
Deluxe Corp.
6.000%, 11/15/2020	65,000	67,438
7.000%, 03/15/2019	80,000	85,000
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	280,000	307,359
5.600%, 05/01/2015 (S)	500,000	535,795
Esterline Technologies Corp.
7.000%, 08/01/2020	35,000	37,538
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	15,000	16,163
7.125%, 03/15/2021	225,000	243,000
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,336,000	1,377,515
Hutchison Whampoa International
12 II, Ltd.
2.000%, 11/08/2017 (S)	710,000	691,654
International Lease Finance Corp.
6.750%, 09/01/2016 (S)	115,000	125,638
7.125%, 09/01/2018 (S)	995,000	1,104,450
Iron Mountain, Inc.
6.000%, 08/15/2023	340,000	337,450
Kansas City Southern de Mexico SA
de CV
3.000%, 05/15/2023 (S)	380,000	347,439
Masco Corp.
6.125%, 10/03/2016	130,000	143,650
6.500%, 08/15/2032	45,000	44,100
7.125%, 03/15/2020	105,000	118,125
7.750%, 08/01/2029	150,000	163,470
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)	1,225,000	1,172,054
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	180,872	208,908
Textron, Inc.
7.250%, 10/01/2019	200,000	233,699
United Rentals North America, Inc.
5.750%, 07/15/2018	25,000	26,688

The accompanying notes are an integral part of the financial statements.	141

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	$69,671	$73,328
Waste Management, Inc.
6.375%, 03/11/2015	340,000	366,967

		10,473,351
Information Technology - 1.0%
Anixter, Inc.
5.625%, 05/01/2019	35,000	36,138
Audatex North America, Inc.
6.750%, 06/15/2018	50,000	53,125
Brocade Communications Systems, Inc.
4.625%, 01/15/2023 (S)	170,000	157,250
Equinix, Inc.
4.875%, 04/01/2020	15,000	14,438
5.375%, 04/01/2023	80,000	76,200
7.000%, 07/15/2021	10,000	10,725
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	165,000	169,353
Flextronics International, Ltd.
4.625%, 02/15/2020	45,000	43,763
5.000%, 02/15/2023	65,000	62,400
Hewlett-Packard Company
2.600%, 09/15/2017	1,075,000	1,076,730
2.650%, 06/01/2016	345,000	352,376
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	101,000	106,303
IAC/InterActiveCorp
4.750%, 12/15/2022	50,000	46,125
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	36,225
NCR Corp.
4.625%, 02/15/2021	205,000	195,263
5.000%, 07/15/2022	20,000	19,000
Oracle Corp.
3.625%, 07/15/2023	540,000	534,531
Seagate HDD Cayman
6.875%, 05/01/2020	350,000	377,125
7.000%, 11/01/2021	185,000	200,263
TSMC Global Ltd.
1.625%, 04/03/2018 (S)	1,200,000	1,147,415

		4,714,748
Materials - 0.9%
Agrium, Inc.
7.125%, 05/23/2036	580,000	681,336
Ashland, Inc.
5.000%, 08/15/2022 (L)(S)	65,000	60,775
Ball Corp.
4.000%, 11/15/2023	170,000	151,725
5.000%, 03/15/2022	85,000	83,513
6.750%, 09/15/2020	170,000	183,600
Celanese US Holdings LLC
6.625%, 10/15/2018	21,000	22,418
CF Industries, Inc.
3.450%, 06/01/2023	355,000	329,075
7.125%, 05/01/2020	40,000	46,911
Clearwater Paper Corp.
4.500%, 02/01/2023	20,000	18,100
7.125%, 11/01/2018	30,000	32,250
Crown Americas LLC
4.500%, 01/15/2023 (S)	15,000	13,838
6.250%, 02/01/2021	95,000	99,750

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	$166,000	$176,375
Freeport-McMoRan Copper & Gold, Inc.
3.875%, 03/15/2023 (S)	750,000	667,814
MeadWestvaco Corp.
7.375%, 09/01/2019	125,000	144,694
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	295,000	331,138
Silgan Holdings, Inc.
5.000%, 04/01/2020	365,000	363,175
The Dow Chemical Company
4.250%, 11/15/2020	150,000	155,851
Vale Canada, Ltd.
5.700%, 10/15/2015	233,000	247,303
Vulcan Materials Company
7.150%, 11/30/2037	20,000	19,900
7.500%, 06/15/2021	30,000	33,384

		3,862,925
Telecommunication Services - 2.3%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	169,518
AT&T, Inc.
4.450%, 05/15/2021	800,000	845,398
6.300%, 01/15/2038	1,355,000	1,503,683
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	475,000	662,957
eAccess, Ltd.
8.250%, 04/01/2018 (S)	30,000	32,775
Frontier Communications Corp.
8.125%, 10/01/2018	115,000	126,500
8.250%, 04/15/2017	20,000	22,500
GTE Corp.
8.750%, 11/01/2021	285,000	371,936
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	5,000	5,438
SBA Telecommunications, Inc.
5.750%, 07/15/2020	30,000	30,150
SBA Tower Trust
2.933%, 12/15/2017 (S)	595,000	593,076
3.598%, 04/15/2018 (S)	940,000	924,790
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	85,000	91,375
9.000%, 11/15/2018 (S)	100,000	116,750
T-Mobile USA, Inc.
5.250%, 09/01/2018 (S)	115,000	116,150
Telecom Italia Capital SA
5.250%, 11/15/2013	325,000	327,381
tw telecom holdings, inc.
5.375%, 10/01/2022	40,000	38,100
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	335,000	350,075
Verizon Communications, Inc.
2.450%, 11/01/2022	470,000	412,658
5.500%, 02/15/2018	400,000	450,936
6.400%, 02/15/2038	415,000	464,978
6.900%, 04/15/2038	300,000	355,425
Verizon Wireless Capital LLC
5.550%, 02/01/2014	595,000	606,363
VimpelCom Holdings BV
5.950%, 02/13/2023 (S)	460,000	411,410
Vivendi SA
2.400%, 04/10/2015 (S)	230,000	234,034

The accompanying notes are an integral part of the financial statements.	142

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	$455,000	$462,825
Windstream Corp.
6.375%, 08/01/2023	15,000	13,556
7.875%, 11/01/2017	400,000	444,000
8.125%, 09/01/2018	120,000	128,700

		10,313,437
Utilities - 3.3%
AmeriGas Finance LLC
6.750%, 05/20/2020	180,000	190,800
7.000%, 05/20/2022	30,000	31,650
AmeriGas Partners LP
6.500%, 05/20/2021	82,000	84,665
Baltimore Gas & Electric Company
5.900%, 10/01/2016	700,000	792,687
Calpine Corp.
7.500%, 02/15/2021	206,729	219,133
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	144,822
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	661,693
Commonwealth Edison Company
4.000%, 08/01/2020	1,000,000	1,060,111
5.950%, 08/15/2016	125,000	141,444
Dominion Resources, Inc.
6.400%, 06/15/2018	1,295,000	1,526,966
7.000%, 06/15/2038	215,000	274,298
DPL, Inc.
7.250%, 10/15/2021	310,000	316,200
Duke Energy Indiana, Inc.
4.900%, 07/15/2043	485,000	497,445
6.350%, 08/15/2038	600,000	735,575
Duke Energy Progress, Inc.
3.000%, 09/15/2021	985,000	965,775
Edison International
3.750%, 09/15/2017	475,000	498,403
EDP Finance BV
4.900%, 10/01/2019 (S)	130,000	128,375
Ferrellgas LP
6.500%, 05/01/2021	228,000	228,000
Idaho Power Company
4.850%, 08/15/2040	1,000,000	1,016,899
IPALCO Enterprises, Inc.
7.250%, 04/01/2016 (S)	110,000	120,175
MidAmerican Energy Holdings Company
6.125%, 04/01/2036	250,000	283,452
Nevada Power Company
7.125%, 03/15/2019	800,000	984,912
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	230,623
Ohio Edison Company
6.875%, 07/15/2036	230,000	264,655
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	271,298
PacifiCorp
6.350%, 07/15/2038	110,000	133,893
Progress Energy, Inc.
7.000%, 10/30/2031	341,000	413,059
PSEG Power LLC
8.625%, 04/15/2031	154,000	210,878
Puget Sound Energy, Inc.
5.757%, 10/01/2039	365,000	420,323
7.000%, 03/09/2029	54,000	67,650

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Sierra Pacific Power Company
6.000%, 05/15/2016	$225,000	$253,960
Southern California Edison Company
4.500%, 09/01/2040	500,000	493,980
6.000%, 01/15/2034	261,000	311,341
The AES Corp.
8.000%, 06/01/2020	265,000	300,775
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	162,763
Xcel Energy, Inc.
6.500%, 07/01/2036	375,000	457,551

		14,896,229

TOTAL CORPORATE BONDS (Cost $216,320,990)		$216,597,209

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II , 9.700%, 04/01/2030	248,000	347,200

TOTAL CAPITAL PREFERRED SECURITIES (Cost $332,225)		$347,200

CONVERTIBLE BONDS - 0.0%
Energy - 0.0%
Chesapeake Energy Corp.
2.500%, 05/15/2037	111,000	108,988

TOTAL CONVERTIBLE BONDS (Cost $102,060)		$108,988

MUNICIPAL BONDS - 2.2%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	790,000	943,157
City of Chicago (Illinois)
6.845%, 01/01/2038	500,000	537,730
Illinois State Toll Highway Authority
6.184%, 01/01/2034	415,000	465,846
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	825,000	911,270
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	138,360
New Jersey State Turnpike Authority
7.414%, 01/01/2040	730,000	946,941
New York State Thruway Authority
5.883%, 04/01/2030	590,000	669,750
North Texas Tollway Authority (Texas)
6.718%, 01/01/2049	265,000	317,406
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	180,000	208,076
State of California
7.600%, 11/01/2040	110,000	143,693
7.550%, 04/01/2039	920,000	1,192,532
7.300%, 10/01/2039	1,050,000	1,316,973
State of Illinois, GO 5.665%, 03/01/2018	1,035,000	1,127,250
University of California
5.770%, 05/15/2043	715,000	791,348
University of Missouri 5.960%, 11/01/2039	400,000	450,968

TOTAL MUNICIPAL BONDS (Cost $9,062,688)		$10,161,300

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.1%
Commercial & Residential - 6.1%
Alternative Loan Trust, Series 2005-56,
Class 5A1 0.504%, 11/25/2035 (P)	156,180	110,874

The accompanying notes are an integral part of the financial statements.	143

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
0.309%, 03/25/2047 (P)	$248,233	$179,551
Series 2006-3, Class 2A11,
1.098%, 10/25/2046 (P)	110,227	76,910
Banc of America Funding, Series 2006-H,
Class 6A1 0.374%, 10/20/2036 (P)	264,272	175,601
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2007-4, Class A4
5.934%, 02/10/2051 (P)	1,045,000	1,161,206
BB-UBS Trust, Series 2012, Class A
3.430%, 11/05/2036 (S)	625,000	578,941
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	435,000	446,231
BCAP LLC Trust, Series 2007-AA2,
Class 12A1 0.394%, 05/25/2047 (P)	263,851	168,825
Bear Stearns Alt-A Trust, Series 2006-3,
Class 1A1 0.564%, 05/25/2036 (P)	533,823	319,702
Bear Stearns Commercial
Mortgage Securities
Series 2005-10, Class 11A1,
0.684%, 01/25/2036 (P)	276,513	159,258
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	431,004	477,607
Series 2007-PW16, Class A4,
5.899%, 06/11/2040 (P)	1,325,000	1,487,487
CCOMM 2013-CCRE6 Mortgage Trust,
Series 2013-CR6, Class A4
3.101%, 03/10/2046	110,000	102,910
COMM Mortgage Trust, Series 2013-LC6,
Class A4 2.941%, 01/10/2046	1,185,000	1,095,884
Commercial Mortgage Pass
Through Certificates
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	1,205,000	1,152,060
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	355,000	362,521
Series 2012-CR5, Class F,
4.480%, 12/10/2045 (P)(S)	475,000	329,147
Series 2012-CR3, Class F,
4.750%, 11/15/2045 (P)(S)	305,000	229,116
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A3
5.002%, 11/10/2046 (S)	625,000	682,867
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.334%, 03/25/2037 (P)	185,385	104,217
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	101,632
GS Mortgage Securities Corp. II
Series 2013-GC10, Class A5,
2.943%, 02/10/2046	405,000	373,853
Series 2012-BWTR, Class A,
2.954%, 11/05/2034 (S)	415,000	382,601
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	500,000	489,713
Series 2012-GCJ9, Class D,
5.019%, 11/10/2045 (P)(S)	365,000	313,004
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	285,445	318,799

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Trust,
Series 2013-GC12, Class A4
3.135%, 06/10/2046	$485,000	$451,691
HarborView Mortgage Loan Trust
Series 2007-2, Class 2A1A,
0.344%, 05/25/2038 (P)	249,282	166,128
Series 2006-12, Class 2A2A,
0.374%, 01/19/2038 (P)	244,013	190,408
Series 2005-8, Class 1A2A,
0.514%, 09/19/2035 (P)	131,099	93,582
Impac Secured Assets Trust, Series 2006-3,
Class A6 0.384%, 11/25/2036 (P)	324,929	183,848
IndyMac INDX Mortgage Loan Trust
Series 2006-AR2, Class 1A1B,
0.394%, 04/25/2046 (P)	235,837	175,712
Series 2005-AR14, Class 1A1A,
0.464%, 07/25/2035 (P)	80,143	63,141
Series 2006-AR8, Class A4A,
0.584%, 07/25/2046 (P)	425,697	165,879
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class F,
2.753%, 10/15/2045 (P)(S)	235,000	147,613
Series 2012-LC9, Class A5,
2.840%, 12/15/2047	1,030,000	945,830
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	1,415,000	1,396,786
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	315,000	326,182
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.430%, 02/15/2040	784,617	858,685
Series 2006-C4, Class A4,
6.061%, 06/15/2038 (P)	1,330,000	1,464,261
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.872%, 05/12/2039 (P)	600,000	656,860
Morgan Stanley Capital I Trust
Series 2005-T17, Class A5,
4.780%, 12/13/2041	486,142	502,068
Series 2007-T27, Class A4,
5.816%, 06/11/2042 (P)	190,000	212,985
Series 2008-T29, Class A4,
6.459%, 01/11/2043 (P)	325,000	375,244
Morgan Stanley Mortgage Loan Trust,
Series 2006-6AR, Class 1A3
0.354%, 05/25/2036 (P)	114,067	55,182
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	837,000	904,272
RALI Series Trust, Series 2007-QH9,
Class A1 3.230%, 11/25/2037 (P)	295,332	157,687
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (S)	785,171	756,785
Structured Asset Mortgage
Investments II Trust, Series 2006-AR5,
Class 4A1 0.404%, 05/25/2046 (P)	150,546	76,485
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4,
3.185%, 03/10/2046	900,000	848,564

The accompanying notes are an integral part of the financial statements.	144

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
UBS-Barclays Commercial
Mortgage Trust (continued)
Series 2012-C2, Class A4,
3.525%, 05/10/2063	$1,285,000	$1,255,394
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class A3
2.918%, 10/15/2045	1,050,260	978,889
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A3,
2.870%, 11/15/2045	595,000	549,472
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	430,000	435,329
Series 2013-C11, Class E,
4.324%, 03/15/2045 (P)(S)	280,000	201,375
Series 2012-C10, Class E,
4.609%, 12/15/2045 (P)(S)	355,000	264,351
Series 2011-C2, Series A4,
4.869%, 02/15/2044 (P)(S)	785,000	845,894
Series 2011-C4, Class F,
5.000%, 06/15/2044 (P)(S)	310,000	247,867

		27,334,966
U.S. Government Agency - 0.0%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	70,272	74,051
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.066%, 09/16/2035	32,638	6,212

		80,263

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $28,846,717)		$27,415,229

ASSET BACKED SECURITIES - 2.3%
Ally Master Owner Trust, Series 2011-4,
Class A2 1.540%, 09/15/2016	580,000	584,803
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	215,417	212,839
CPS Auto Trust, Series 2012-C, Class A
1.820%, 12/16/2019 (S)	320,740	322,120
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	655,000	652,758
Series 2012-1A, Class B,
3.120%, 03/16/2020 (S)	585,000	586,499
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	246,509	247,839
Ford Credit Auto Lease Trust,
Series 2012-A, Class B
1.610%, 10/15/2016 (S)	1,145,000	1,149,851
GSAA Home Equity Trust
Series 2006-20, Class 2A1A,
0.234%, 12/25/2046 (P)	709,772	427,515
Series 2006-11, Class 2A2,
0.344%, 07/25/2036 (P)	710,897	334,580
Series 2007-3, Class 1A2,
0.354%, 03/25/2047 (P)	1,055,270	495,872
Series 2006-17, Class A3A,
0.424%, 11/25/2036 (P)	305,568	171,211

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
GSAMP Trust
Series 2007-FM2, Class A2B,
0.274%, 01/25/2037 (P)	$662,816	$334,081
Series 2007-NC1, Class A2D,
0.414%, 12/25/2046 (P)	651,453	339,316
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	1,045,000	1,102,002
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	376,000	378,755
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	440,000	441,475
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	635,000	639,686
Series 2011-1, Class B,
2.350%, 11/16/2015	1,095,000	1,101,527
Series 2010-2, Class C,
3.890%, 07/17/2017	595,000	607,814
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	99,646	99,959
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	230,000	230,725

TOTAL ASSET BACKED SECURITIES (Cost $10,330,825)		$10,461,227

PREFERRED SECURITIES - 0.3%
Financials - 0.3%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	42,500	1,168,750

TOTAL PREFERRED SECURITIES (Cost $1,190,000)		$1,168,750

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	5,606	$56,107

TOTAL SECURITIES LENDING COLLATERAL (Cost $56,102)		$56,107

SHORT-TERM INVESTMENTS - 4.9%
Repurchase Agreement - 4.9%
BNP Paribas Tri-Party Repurchase
Agreement dated 08/30/2013 at 0.050%
to be repurchased at $10,700,059 on
09/03/2013, collateralized by
$10,601,660, Government National
Mortgage Association, 2.500% - 5.550%
due 07/15/2025 - 05/15/2055 (valued at
$10,914,001, including interest)	$10,700,000	$10,700,000

The accompanying notes are an integral part of the financial statements.	145

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Deutsche Bank Securities Tri-Party
Repurchase Agreement dated 08/30/2013
at 0.070% to be repurchased at
$11,200,087 on 09/03/2013,
collateralized by $11,120,945 Federal
National Mortgage Association, 4.000%
due 05/01/2042 - 08/01/2043 (valued at
$11,424,001, including interest)	$11,200,000	$11,200,000

		21,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $21,900,000)		$21,900,000

Total Investments (Investment Quality Bond Fund)
(Cost $466,822,560) - 103.9%		$468,253,035
Other assets and liabilities, net - (3.9%)		(17,664,821)

TOTAL NET ASSETS - 100.0%		$450,588,214

Mid Cap Growth Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.4%
Consumer Discretionary - 23.3%
Auto Components - 2.4%
Allison Transmission Holdings, Inc.	1,759	$39,595
BorgWarner, Inc.	3,660	353,483
Delphi Automotive PLC	9,473	521,204
Gentex Corp.	4,523	101,903
The Goodyear Tire & Rubber Company (I)	7,748	155,890

		1,172,075
Automobiles - 1.8%
Harley-Davidson, Inc.	7,158	429,337
Tesla Motors, Inc. (I) (L)	2,675	452,075

		881,412
Distributors - 0.5%
LKQ Corp. (I)	9,447	276,230
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc. (L)	854	30,693
Hotels, Restaurants & Leisure - 2.9%
Burger King Worldwide, Inc. (L)	2,291	44,812
Chipotle Mexican Grill, Inc. (I)	982	400,823
Dunkin’ Brands Group, Inc.	3,367	145,084
Hyatt Hotels Corp., Class A (I)	730	31,682
MGM Resorts International (I)	12,662	223,991
Panera Bread Company, Class A (I)	881	144,502
Penn National Gaming, Inc. (I)	1,064	55,956
Starwood Hotels & Resorts Worldwide, Inc.	2,119	135,489
Wyndham Worldwide Corp.	4,327	256,851

		1,439,190
Household Durables - 2.8%
Harman International Industries, Inc.	1,087	69,590
Jarden Corp. (I)	1,214	52,141
Lennar Corp., Class A (L)	1,821	57,926
Mohawk Industries, Inc. (I)	1,946	228,636
NVR, Inc. (I)	150	128,372
PulteGroup, Inc.	11,098	170,798
Tempur Sealy International, Inc. (I)	1,922	74,016

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Toll Brothers, Inc. (I)	5,024	$153,785
Tupperware Brands Corp.	1,120	90,462
Whirlpool Corp. (L)	2,592	333,461

		1,359,187
Internet & Catalog Retail - 2.2%
Liberty Interactive Corp., Series A (I)	16,226	366,382
Netflix, Inc. (I) (L)	1,594	452,487
TripAdvisor, Inc. (I)	3,708	274,281

		1,093,150
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	2,138	233,491
Media - 1.7%
Cablevision Systems Corp., Class A	6,037	107,036
Charter Communications, Inc., Class A (I)	1,923	233,491
Lamar Advertising Company, Class A (I)	2,495	104,965
News Corp., Class A (I)	6,100	95,770
News Corp., Class B (I)	1,700	26,928
Scripps Networks Interactive, Inc., Class A	2,679	196,987
The Interpublic Group of Companies, Inc.	4,624	72,689

		837,866
Multiline Retail - 1.3%
Dollar Tree, Inc. (I)	7,189	378,860
Family Dollar Stores, Inc.	3,266	232,507
Sears Holdings Corp. (I) (L)	384	16,988

		628,355
Specialty Retail - 5.2%
Advance Auto Parts, Inc.	2,349	188,084
AutoNation, Inc. (I)	1,121	52,396
CarMax, Inc. (I)	7,221	343,431
Dick’s Sporting Goods, Inc.	3,303	153,292
O’Reilly Automotive, Inc. (I)	3,521	432,062
PetSmart, Inc.	3,200	225,376
Sally Beauty Holdings, Inc. (I)	5,496	143,610
Tiffany & Company	4,120	317,693
Tractor Supply Company	2,292	280,472
Ulta Salon Cosmetics & Fragrance, Inc. (I) (L)	1,932	191,732
Urban Outfitters, Inc. (I)	3,679	154,260
Williams-Sonoma, Inc.	954	53,815

		2,536,223
Textiles, Apparel & Luxury Goods - 1.9%
Fossil Group, Inc. (I)	1,672	194,186
Lululemon Athletica, Inc. (I) (L)	3,267	231,434
PVH Corp.	2,656	341,960
Under Armour, Inc., Class A (I) (L)	2,581	187,484

		955,064

		11,442,936
Consumer Staples - 3.1%
Beverages - 1.1%
Constellation Brands, Inc., Class A (I)	5,271	285,952
Monster Beverage Corp. (I)	4,456	255,730

		541,682
Food Products - 1.5%
Green Mountain Coffee Roasters, Inc. (I) (L)	4,012	346,276
Hillshire Brands Company	1,421	45,913
Hormel Foods Corp.	4,740	196,378

The accompanying notes are an integral part of the financial statements.	146

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
McCormick & Company, Inc., Non-
Voting Shares	2,446	$165,472

		754,039
Household Products - 0.3%
Church & Dwight Company, Inc.	2,155	127,899
Personal Products - 0.2%
Coty, Inc., Class A (I)	1,200	19,560
Herbalife, Ltd. (L)	1,364	83,218

		102,778

		1,526,398
Energy - 9.0%
Energy Equipment & Services - 2.8%
Core Laboratories NV	1,448	219,386
Diamond Offshore Drilling, Inc. (L)	2,173	139,137
Dresser-Rand Group, Inc. (I)	2,573	156,799
FMC Technologies, Inc. (I)	7,513	402,922
Oceaneering International, Inc.	3,425	265,712
Oil States International, Inc. (I)	1,127	100,551
Rowan Companies PLC, Class A (I)	2,561	90,711

		1,375,218
Oil, Gas & Consumable Fuels - 6.2%
Cabot Oil & Gas Corp.	13,510	528,646
Cheniere Energy, Inc. (I)	6,547	183,251
Cobalt International Energy, Inc. (I)	9,324	227,506
Concho Resources, Inc. (I)	3,313	319,738
CONSOL Energy, Inc. (L)	7,348	229,478
EQT Corp.	4,763	408,284
Kinder Morgan Management LLC (I)	2,173	173,476
QEP Resources, Inc.	5,985	163,510
Range Resources Corp.	5,252	393,795
SandRidge Energy, Inc. (I) (L)	7,508	38,666
SM Energy Company	2,089	142,720
Ultra Petroleum Corp. (I) (L)	1,671	34,590
Whiting Petroleum Corp. (I)	3,888	196,227

		3,039,887

		4,415,105
Financials - 7.0%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (I)	1,668	290,766
Eaton Vance Corp. (L)	3,784	145,873
Legg Mason, Inc. (L)	1,875	60,975
LPL Financial Holdings, Inc.	1,727	63,519
Raymond James Financial, Inc.	2,012	84,162
SEI Investments Company	4,587	136,509

		781,804
Diversified Financial Services - 2.3%
IntercontinentalExchange, Inc. (I)	2,298	413,066
Moody’s Corp.	6,442	409,454
MSCI, Inc. (I)	3,605	135,224
NYSE Euronext	3,801	158,882

		1,116,626
Insurance - 1.0%
Arch Capital Group, Ltd. (I)	4,266	227,420
Brown & Brown, Inc.	3,861	120,232
Erie Indemnity Company, Class A	416	30,684
Markel Corp. (I)	198	101,119

		479,455

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 0.8%
American Campus Communities, Inc.	3,319	$110,556
Federal Realty Investment Trust	1,026	99,840
Regency Centers Corp.	1,403	66,713
Taubman Centers, Inc.	1,997	134,618

		411,727
Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A (I)	8,960	195,955
Jones Lang LaSalle, Inc.	914	75,167
Realogy Holdings Corp. (I)	4,628	195,903

		467,025
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (I)	3,809	192,126

		3,448,763
Health Care - 15.7%
Biotechnology - 3.0%
BioMarin Pharmaceutical, Inc. (I)	4,494	294,222
Medivation, Inc. (I)	2,359	133,354
Onyx Pharmaceuticals, Inc. (I)	2,384	294,615
Pharmacyclics, Inc. (I)	1,914	213,411
Vertex Pharmaceuticals, Inc. (I)	7,100	533,565

		1,469,167
Health Care Equipment & Supplies - 3.2%
C.R. Bard, Inc.	2,460	282,580
DENTSPLY International, Inc.	4,555	191,264
Edwards Lifesciences Corp. (I)	3,614	254,353
IDEXX Laboratories, Inc. (I) (L)	1,707	160,151
ResMed, Inc. (L)	4,496	212,391
The Cooper Companies, Inc.	1,513	197,613
Varian Medical Systems, Inc. (I) (L)	3,456	243,475

		1,541,827
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	7,382	420,183
DaVita HealthCare Partners, Inc. (I)	2,839	305,221
Envision Healthcare Holdings, Inc. (I)	1,500	39,360
Henry Schein, Inc. (I) (L)	2,778	280,717
Laboratory Corp. of America Holdings (I)	2,948	282,183
MEDNAX, Inc. (I)	1,595	155,305
Patterson Companies, Inc.	2,686	107,118
Universal Health Services, Inc., Class B	1,409	95,460

		1,685,547
Life Sciences Tools & Services - 2.7%
Covance, Inc. (I)	1,823	147,736
Illumina, Inc. (I)	3,933	306,145
Life Technologies Corp. (I)	5,491	408,585
Mettler-Toledo International, Inc. (I)	948	208,778
Waters Corp. (I)	2,720	268,872

		1,340,116
Pharmaceuticals - 3.4%
Actavis PLC (I)	4,243	573,569
Forest Laboratories, Inc. (I)	7,599	323,185
Mylan, Inc. (I)	12,213	431,607
Perrigo Company (L)	2,826	343,500

		1,671,861

		7,708,518
Industrials - 14.8%
Aerospace & Defense - 1.0%
B/E Aerospace, Inc. (I)	3,382	230,619

The accompanying notes are an integral part of the financial statements.	147

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Spirit Aerosystems Holdings, Inc., Class A (I)	1,333	$30,099
TransDigm Group, Inc.	1,589	217,693

		478,411
Airlines - 2.4%
Delta Air Lines, Inc.	27,531	543,187
Southwest Airlines Company	23,089	295,770
United Continental Holdings, Inc. (I)	10,930	311,068

		1,150,025
Building Products - 1.0%
Fortune Brands Home & Security, Inc.	5,342	196,799
Masco Corp.	7,391	139,838
Owens Corning, Inc. (I)	3,555	133,099

		469,736
Commercial Services & Supplies - 1.8%
Copart, Inc. (I)	3,561	113,133
Iron Mountain, Inc.	2,280	58,824
Stericycle, Inc. (I)	2,730	307,289
The ADT Corp. (I) (L)	6,665	265,467
Waste Connections, Inc.	3,664	155,207

		899,920
Electrical Equipment - 1.8%
AMETEK, Inc.	7,700	330,484
Roper Industries, Inc.	3,229	399,427
Sensata Technologies Holding NV (I)	4,106	153,072

		882,983
Machinery - 2.4%
Donaldson Company, Inc.	4,457	157,065
Flowserve Corp.	4,572	255,072
IDEX Corp. (L)	1,283	76,172
Nordson Corp.	1,810	120,637
Pall Corp.	3,582	247,659
WABCO Holdings, Inc. (I)	1,964	153,172
Wabtec Corp.	3,087	180,651

		1,190,428
Marine - 0.3%
Kirby Corp. (I)	1,624	130,618
Professional Services - 2.1%
IHS, Inc., Class A (I)	1,854	198,656
Nielsen Holdings NV (L)	7,266	250,677
Robert Half International, Inc.	4,366	153,989
The Dun & Bradstreet Corp. (L)	1,300	129,324
Verisk Analytics, Inc., Class A (I)	4,800	298,464

		1,031,110
Road & Rail - 1.8%
Hertz Global Holdings, Inc. (I)	12,692	304,989
J.B. Hunt Transport Services, Inc.	3,046	219,312
Kansas City Southern	3,486	367,494

		891,795
Trading Companies & Distributors - 0.2%
MSC Industrial Direct Company, Inc., Class A	1,527	116,052

		7,241,078
Information Technology - 17.8%
Communications Equipment - 0.6%
F5 Networks, Inc. (I)	2,562	213,620
Palo Alto Networks, Inc. (I) (L)	633	30,397

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Riverbed Technology, Inc. (I)	4,989	$77,030

		321,047
Computers & Peripherals - 0.9%
SanDisk Corp.	7,851	433,218
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp., Class A	5,153	390,443
Dolby Laboratories, Inc., Class A (L)	1,492	46,894
FLIR Systems, Inc.	4,574	143,075
Trimble Navigation, Ltd. (I)	8,297	209,499

		789,911
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (I)	5,633	259,005
Equinix, Inc. (I) (L)	1,548	268,950
IAC/InterActiveCorp	1,786	87,675
Rackspace Hosting, Inc. (I) (L)	3,706	166,103
VeriSign, Inc. (I)	4,781	229,440

		1,011,173
IT Services - 3.3%
Alliance Data Systems Corp. (I) (L)	1,579	309,010
Fiserv, Inc. (I)	4,224	406,644
FleetCor Technologies, Inc. (I)	2,130	219,624
Gartner, Inc. (I)	3,022	175,185
Global Payments, Inc.	2,486	118,458
Teradata Corp. (I)	5,258	307,908
Vantiv, Inc., Class A (I)	3,482	91,960

		1,628,789
Semiconductors & Semiconductor Equipment - 4.0%
Atmel Corp. (I)	4,794	34,804
Avago Technologies, Ltd.	7,797	300,262
Cree, Inc. (I) (L)	3,854	213,858
Freescale Semiconductor, Ltd. (I) (L)	2,055	29,428
KLA-Tencor Corp.	1,838	101,366
Lam Research Corp. (I)	1,832	85,499
LSI Corp.	17,346	128,534
Micron Technology, Inc. (I)	33,123	449,479
NVIDIA Corp.	8,906	131,364
Skyworks Solutions, Inc. (I)	4,003	101,516
Xilinx, Inc.	8,477	368,071

		1,944,181
Software - 5.3%
ANSYS, Inc. (I)	2,944	247,237
Autodesk, Inc. (I)	7,117	261,550
BMC Software, Inc. (I)	4,026	185,196
Electronic Arts, Inc. (I)	9,803	261,152
FactSet Research Systems, Inc. (L)	1,335	136,637
Fortinet, Inc. (I)	4,391	86,942
Informatica Corp. (I)	3,417	122,226
MICROS Systems, Inc. (I) (L)	2,506	122,543
NetSuite, Inc. (I) (L)	935	92,967
Nuance Communications, Inc. (I) (L)	7,976	152,262
Red Hat, Inc. (I)	6,127	309,536
ServiceNow, Inc. (I)	3,255	152,594
Solera Holdings, Inc.	2,209	114,029
Synopsys, Inc. (I)	2,443	88,583
TIBCO Software, Inc. (I)	4,887	110,153
Workday, Inc., Class A (I)	1,972	143,029

		2,586,636

		8,714,955

The accompanying notes are an integral part of the financial statements.	148

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 4.7%
Chemicals - 2.7%
Albemarle Corp.	2,780	$173,389
Axiall Corp.	764	30,583
Celanese Corp., Series A	5,057	249,007
FMC Corp.	4,359	290,353
Sigma-Aldrich Corp. (L)	1,884	155,373
The Scotts Miracle-Gro Company, Class A (L)	1,404	74,005
Valspar Corp.	2,674	166,216
W.R. Grace & Company (I)	2,348	188,662

		1,327,588
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	517	49,658
Vulcan Materials Company	4,167	199,183

		248,841
Containers & Packaging - 1.2%
Aptargroup, Inc. (L)	721	42,402
Ball Corp.	4,446	197,491
Crown Holdings, Inc. (I)	4,684	203,567
Rock-Tenn Company, Class A	1,484	164,887

		608,347
Metals & Mining - 0.3%
Royal Gold, Inc. (L)	2,062	119,658

		2,304,434
Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. (I)	4,843	108,289
Wireless Telecommunication Services - 0.7%
SBA Communications Corp., Class A (I)	4,126	309,450

		417,739
Utilities - 1.1%
Electric Utilities - 0.3%
ITC Holdings Corp. (L)	1,662	147,735
Independent Power Producers & Energy Traders - 0.8%
Calpine Corp. (I)	12,034	232,617
NRG Energy, Inc.	6,573	172,541

		405,158

		552,893

TOTAL COMMON STOCKS (Cost $34,766,862)		$47,772,819

SECURITIES LENDING COLLATERAL - 11.1%
John Hancock Collateral
Investment Trust, 0.1754% (W) (Y)	543,474	5,438,921

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,438,503)		$5,438,921

SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.5%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.0200% (Y)	1,206,089	1,206,089

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government - 0.1%
U.S. Treasury Bill, 0.040%, 11/07/2013 *	$60,000	$59,997

TOTAL SHORT-TERM INVESTMENTS (Cost $1,266,083)		$1,266,086

Total Investments (Mid Cap Growth Index Fund)
(Cost $41,471,448) - 111.1%		$54,477,826
Other assets and liabilities, net - (11.1%)		(5,426,847)

TOTAL NET ASSETS - 100.0%		$49,050,979

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.1%
Consumer Discretionary - 22.9%
Auto Components - 1.7%
Allison Transmission Holdings, Inc.	631,413	$14,213,100
Tenneco, Inc. (I)	222,743	10,275,135

		24,488,235
Hotels, Restaurants & Leisure - 6.9%
Bloomin’ Brands, Inc. (I)(L)	747,569	16,820,303
Buffalo Wild Wings, Inc. (I)(L)	101,905	10,588,949
Burger King Worldwide, Inc. (L)	711,089	13,908,901
Life Time Fitness, Inc. (I)(L)	361,710	18,081,883
Melco Crown Entertainment, Ltd., ADR (I)	590,020	16,042,644
Starwood Hotels & Resorts Worldwide, Inc.	211,560	13,527,146
Wyndham Worldwide Corp.	235,890	14,002,430

		102,972,256
Household Durables - 3.0%
Lennar Corp., Class A (L)	322,942	10,272,785
PulteGroup, Inc.	750,779	11,554,489
Taylor Morrison Home Corp. (I)	511,031	10,532,349
Whirlpool Corp.	99,990	12,863,714

		45,223,337
Internet & Catalog Retail - 3.6%
HomeAway, Inc. (I)(L)	322,609	10,175,088
Netflix, Inc. (I)(L)	67,194	19,077,049
TripAdvisor, Inc. (I)(L)	319,512	23,634,303

		52,886,440
Media - 0.7%
IMAX Corp. (I)(L)	401,660	11,021,550
Specialty Retail - 3.9%
Dick’s Sporting Goods, Inc.	409,220	18,991,900
DSW, Inc., Class A	119,327	10,272,861
Francesca’s Holdings Corp. (I)	449,310	10,837,357
Lumber Liquidators Holdings, Inc. (I)	37,317	3,710,056
Pier 1 Imports, Inc.	615,180	13,484,746

		57,296,920
Textiles, Apparel & Luxury Goods - 3.1%
Lululemon Athletica, Inc. (I)(L)	288,516	20,438,473
PVH Corp.	106,300	13,686,125
Samsonite International SA	4,702,800	12,142,517

		46,267,115

		340,155,853

The accompanying notes are an integral part of the financial statements.	149

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 5.9%
Beverages - 1.0%
Monster Beverage Corp. (I)	265,230	$15,221,550
Food & Staples Retailing - 1.1%
Whole Foods Market, Inc.	304,760	16,076,090
Food Products - 2.0%
Green Mountain Coffee Roasters, Inc. (I)(L)	215,570	18,605,847
WhiteWave Foods Company, Class A (I)(L)	589,170	11,264,930

		29,870,777
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	213,289	12,912,516
Personal Products - 0.9%
Coty, Inc., Class A (I)	820,291	13,370,743

		87,451,676
Energy - 3.9%
Energy Equipment & Services - 1.4%
Patterson-UTI Energy, Inc.	556,480	10,901,443
Trican Well Service, Ltd.	735,770	10,345,347

		21,246,790
Oil, Gas & Consumable Fuels - 2.5%
Cabot Oil & Gas Corp.	353,940	13,849,672
Cobalt International Energy, Inc. (I)	259,362	6,328,433
Pioneer Natural Resources Company	92,260	16,142,732

		36,320,837

		57,567,627
Financials - 5.1%
Diversified Financial Services - 0.9%
IntercontinentalExchange, Inc. (I)(L)	76,290	13,713,128
Insurance - 3.1%
Aon PLC	179,863	11,939,306
Assured Guaranty, Ltd.	659,140	13,110,295
The Hanover Insurance Group, Inc.	191,294	10,190,231
XL Group PLC	334,491	9,887,554

		45,127,386
Real Estate Investment Trusts - 1.1%
Host Hotels & Resorts, Inc.	954,376	16,253,023

		75,093,537
Health Care - 13.9%
Biotechnology - 2.5%
Arena Pharmaceuticals, Inc. (I)(L)	662,050	4,243,741
Cubist Pharmaceuticals, Inc. (I)	110,405	6,995,261
Regeneron Pharmaceuticals, Inc. (I)	57,639	13,966,506
Vertex Pharmaceuticals, Inc. (I)	161,669	12,149,425

		37,354,933
Health Care Equipment & Supplies - 3.5%
DexCom, Inc. (I)	560,452	15,160,227
HeartWare International, Inc. (I)(L)	145,915	11,468,919
Hologic, Inc. (I)	1,170,830	24,985,512

		51,614,658
Health Care Providers & Services - 3.2%
Acadia Healthcare Company, Inc. (I)	327,150	12,539,660
Catamaran Corp. (I)	367,424	20,175,252
Envision Healthcare Holdings, Inc. (I)	94,000	2,466,560
Team Health Holdings, Inc. (I)	338,620	13,013,167

		48,194,639

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.4%
Covance, Inc. (I)	153,957	$12,476,675
Illumina, Inc. (I)(L)	103,940	8,090,690

		20,567,365
Pharmaceuticals - 3.3%
Actavis, Inc. (I)	114,989	15,544,213
Forest Laboratories, Inc. (I)	328,190	13,957,921
Ono Pharmaceutical Company, Ltd. (L)	151,390	9,090,384
Salix Pharmaceuticals, Ltd. (I)	145,090	9,712,325

		48,304,843

		206,036,438
Industrials - 14.4%
Aerospace & Defense - 1.4%
DigitalGlobe, Inc. (I)	691,830	20,893,266
Airlines - 0.8%
Spirit Airlines, Inc. (I)	376,542	11,736,814
Building Products - 2.4%
Armstrong World Industries, Inc. (I)	346,120	16,807,587
Owens Corning, Inc. (I)	505,300	18,918,433

		35,726,020
Commercial Services & Supplies - 1.6%
Platform Acquisition Holdings, Ltd. (I)	850,500	8,972,775
The ADT Corp. (I)	372,700	14,844,641

		23,817,416
Construction & Engineering - 0.8%
KBR, Inc.	396,470	11,838,594
Electrical Equipment - 0.6%
Polypore International, Inc. (I)(L)	210,425	8,995,669
Machinery - 0.6%
Pall Corp.	132,100	9,133,394
Professional Services - 3.0%
IHS, Inc., Class A (I)	258,331	27,680,167
Nielsen Holdings NV	466,750	16,102,875

		43,783,042
Road & Rail - 0.9%
Hertz Global Holdings, Inc. (I)	569,910	13,694,937
Trading Companies & Distributors - 2.3%
HD Supply Holdings, Inc. (I)	644,100	14,646,834
WESCO International, Inc. (I)(L)	251,970	18,587,827

		33,234,661

		212,853,813
Information Technology - 28.0%
Communications Equipment - 0.7%
JDS Uniphase Corp. (I)	84,955	1,089,973
Juniper Networks, Inc. (I)	510,231	9,643,366

		10,733,339
Electronic Equipment, Instruments & Components - 0.0%
IPG Photonics Corp. (L)	9,683	520,558
Internet Software & Services - 10.3%
Akamai Technologies, Inc. (I)(L)	524,750	24,128,005
Angie’s List, Inc. (I)(L)	997,390	20,905,294
Bankrate, Inc. (I)	614,939	10,576,951
Cornerstone OnDemand, Inc. (I)	207,966	10,712,329
IAC/InterActiveCorp	288,450	14,160,011
LinkedIn Corp., Class A (I)	100,005	24,005,200
OpenTable, Inc. (I)(L)	40,931	3,050,997

The accompanying notes are an integral part of the financial statements.	150

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Pandora Media, Inc. (I)(L)	795,984	$14,662,025
Trulia, Inc. (I)(L)	440,080	18,272,122
Zillow, Inc., Class A (I)(L)	121,450	11,713,853

		152,186,787
IT Services - 2.1%
Acxiom Corp. (I)	293,041	7,290,860
Teradata Corp. (I)	414,960	24,300,058

		31,590,918
Semiconductors & Semiconductor Equipment - 2.6%
NXP Semiconductor NV (I)	513,356	19,081,443
Sunedison, Inc. (I)	1,208,341	8,893,390
Xilinx, Inc.	233,665	10,145,734

		38,120,567
Software - 12.3%
Activision Blizzard, Inc.	1,125,987	18,376,108
Autodesk, Inc. (I)	631,950	23,224,163
Cadence Design Systems, Inc. (I)(L)	1,358,650	18,301,016
Concur Technologies, Inc. (I)(L)	248,970	24,329,348
FleetMatics Group PLC (I)(L)	234,900	11,615,805
Infoblox, Inc. (I)	184,678	6,445,262
NetSuite, Inc. (I)	80,091	7,963,448
Red Hat, Inc. (I)	268,500	13,564,620
ServiceNow, Inc. (I)(L)	336,897	15,793,731
Splunk, Inc. (I)	140,061	7,732,768
Symantec Corp.	727,477	18,630,686
TIBCO Software, Inc. (I)	378,336	8,527,693
Workday, Inc., Class A (I)	112,772	8,179,353

		182,684,001

		415,836,170
Materials - 2.0%
Containers & Packaging - 0.9%
Rock-Tenn Company, Class A	116,889	12,987,537
Paper & Forest Products - 1.1%
KapStone Paper and Packaging Corp.	173,541	7,288,722
Louisiana-Pacific Corp. (I)	627,920	9,393,683

		16,682,405

		29,669,942

TOTAL COMMON STOCKS (Cost $1,213,315,628)		$1,424,665,056

UNITS - 0.2%
Financials - 0.2%
Silver Eagle Acquisition Corp. (I)	334,380	3,350,488

TOTAL UNITS (Cost $3,344,847)		$3,350,488

WARRANTS - 0.0%
Industrials - 0.0%
Platform Acquisition Holdings, Ltd.
(Expiration Date: 07/31/2020; Strike
Price: $11.50) (I)	850,500	0

TOTAL WARRANTS (Cost $8,505)		$0

SECURITIES LENDING COLLATERAL - 15.9%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	23,487,853	235,059,386

TOTAL SECURITIES LENDING
COLLATERAL (Cost $235,046,890)		$235,059,386

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 12.3%
Repurchase Agreement - 12.3%
Deutsche Tri-Party Repurchase Agreement
dated 08/30/2013 at 0.070% to be
repurchased at $182,701,421 on 09/03/2013,
collateralized by $175,705,703 Government
National Mortgage Association - Federal
Home Loan Mortgage Corp., 3.500-6.000%
due 11/15/2017 - 07/20/2043 (valued at
$186,354,000 including interest)	$182,700,000	$182,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost $182,700,000)		$182,700,000

Total Investments (Mid Cap Stock Fund)
(Cost $1,634,415,870) - 124.5%		$1,845,774,930
Other assets and liabilities, net - (24.5%)		(362,956,476)

TOTAL NET ASSETS - 100.0%		$1,482,818,454

Mid Cap Value Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.4%
Consumer Discretionary - 12.8%
Auto Components - 1.5%
Autoliv, Inc. (L)	2,990	$242,130
Lear Corp.	2,933	201,644
TRW Automotive Holdings Corp. (I)	3,647	251,898

		695,672
Distributors - 0.8%
Genuine Parts Company	4,894	376,887
Diversified Consumer Services - 0.5%
H&R Block, Inc.	8,507	237,430
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	4,037	186,550
Hyatt Hotels Corp., Class A (I)	763	33,114
International Game Technology	8,247	155,786
Penn National Gaming, Inc. (I)	1,000	52,590
Royal Caribbean Cruises, Ltd.	4,791	175,782
Starwood Hotels & Resorts Worldwide, Inc.	3,942	252,051

		855,873
Household Durables - 2.2%
D.R. Horton, Inc. (L)	9,129	162,953
Garmin, Ltd. (L)	3,681	150,074
Harman International Industries, Inc.	1,084	69,398
Jarden Corp. (I)	2,324	99,816
Leggett & Platt, Inc.	4,548	131,528
Lennar Corp., Class A (L)	3,241	103,096
Newell Rubbermaid, Inc.	9,101	230,255
Tupperware Brands Corp.	600	48,462

		995,582
Internet & Catalog Retail - 0.4%
Expedia, Inc. (L)	3,455	161,556
Leisure Equipment & Products - 1.3%
Hasbro, Inc. (L)	3,664	167,005
Mattel, Inc.	10,852	439,505

		606,510
Media - 0.9%
Gannett Company, Inc.	7,223	174,002

The accompanying notes are an integral part of the financial statements.	151

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
News Corp., Class A (I)	7,700	$121,128
The Interpublic Group of Companies, Inc.	8,722	137,110

		432,240
Multiline Retail - 0.9%
J.C. Penney Company, Inc. (I)(L)	6,200	77,376
Nordstrom, Inc.	4,943	275,473
Sears Holdings Corp. (I)(L)	800	35,392

		388,241
Specialty Retail - 2.4%
Abercrombie & Fitch Company, Class A	2,521	89,017
American Eagle Outfitters, Inc.	5,530	80,019
Best Buy Company, Inc.	8,430	303,480
Foot Locker, Inc.	4,677	150,599
GameStop Corp., Class A	3,847	193,158
Signet Jewelers, Ltd.	2,533	168,191
Williams-Sonoma, Inc.	1,785	100,692

		1,085,156

		5,835,147
Consumer Staples - 7.7%
Beverages - 2.4%
Beam, Inc.	4,499	281,862
Coca-Cola Enterprises, Inc.	8,201	306,717
Dr. Pepper Snapple Group, Inc.	6,427	287,673
Molson Coors Brewing Company, Class B	4,720	230,289

		1,106,541
Food & Staples Retailing - 0.4%
Safeway, Inc. (L)	7,604	196,944
Food Products - 3.2%
Bunge, Ltd.	4,579	346,997
Hillshire Brands Company	2,500	80,775
Ingredion, Inc.	2,471	155,525
McCormick & Company, Inc., Non-
Voting Shares	1,335	90,313
Smithfield Foods, Inc. (I)	4,120	138,144
The J.M. Smucker Company	3,379	358,647
Tyson Foods, Inc., Class A	8,899	257,626

		1,428,027
Household Products - 1.5%
Church & Dwight Company, Inc.	2,134	126,653
Energizer Holdings, Inc.	1,916	189,358
The Clorox Company	4,112	340,062

		656,073
Personal Products - 0.2%
Coty, Inc., Class A (I)	600	9,780
Herbalife, Ltd. (L)	1,400	85,414

		95,194

		3,482,779
Energy - 5.6%
Energy Equipment & Services - 2.1%
Helmerich & Payne, Inc. (L)	3,356	211,562
Nabors Industries, Ltd.	9,000	138,600
Noble Corp.	8,000	297,600
Oil States International, Inc. (I)	625	55,763
Patterson-UTI Energy, Inc. (L)	4,580	89,722
Rowan Companies PLC, Class A (I)	1,330	47,109
Superior Energy Services, Inc. (I)	5,020	123,291

		963,647

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 3.5%
Cimarex Energy Company	2,679	$224,527
Denbury Resources, Inc. (I)	11,647	201,377
Energen Corp.	2,315	153,508
HollyFrontier Corp. (L)	6,053	269,237
Kinder Morgan Management LLC (I)	1,158	92,455
Newfield Exploration Company (I)	4,326	103,045
Peabody Energy Corp.	8,478	145,822
SandRidge Energy, Inc. (I)	4,000	20,600
Tesoro Corp.	4,301	198,233
Ultra Petroleum Corp. (I)(L)	3,100	64,170
WPX Energy, Inc. (I)(L)	6,253	116,681

		1,589,655

		2,553,302
Financials - 29.1%
Capital Markets - 1.0%
Ares Capital Corp.	8,396	147,602
Legg Mason, Inc. (L)	1,776	57,756
Raymond James Financial, Inc.	1,930	80,732
TD Ameritrade Holding Corp.	7,000	179,690

		465,780
Commercial Banks - 4.6%
BOK Financial Corp.	852	54,605
CIT Group, Inc. (I)	6,000	287,220
Comerica, Inc.	5,874	239,894
Commerce Bancshares, Inc.	2,396	103,483
Cullen/Frost Bankers, Inc. (L)	1,730	122,553
First Republic Bank	2,912	128,943
Huntington Bancshares, Inc.	26,404	217,569
KeyCorp	28,934	337,660
Regions Financial Corp.	44,365	417,031
Zions Bancorporation	5,788	161,890

		2,070,848
Consumer Finance - 0.8%
SLM Corp.	14,197	340,586
Diversified Financial Services - 1.2%
ING US, Inc.	2,000	57,600
Leucadia National Corp.	9,718	242,270
NYSE Euronext	3,791	158,464
The NASDAQ OMX Group, Inc.	3,638	108,631

		566,965
Insurance - 10.2%
Alleghany Corp. (I)	529	204,771
American Financial Group, Inc.	2,287	117,849
Arthur J. Gallagher & Company	3,952	163,376
Assurant, Inc.	2,509	133,077
Axis Capital Holdings, Ltd.	3,408	146,510
Cincinnati Financial Corp.	4,881	222,964
Erie Indemnity Company, Class A	386	28,471
Everest Re Group, Ltd.	1,600	219,120
Fidelity National Financial, Inc., Class A	6,778	160,706
Genworth Financial, Inc., Class A (I)	14,555	171,749
Hartford Financial Services Group, Inc.	13,600	402,560
HCC Insurance Holdings, Inc.	3,196	134,871
Lincoln National Corp.	8,558	359,778
Markel Corp. (I)	184	93,969
PartnerRe, Ltd.	1,632	142,229
Principal Financial Group, Inc. (L)	9,202	376,546
Reinsurance Group of America, Inc.	2,357	152,757
RenaissanceRe Holdings, Ltd.	1,393	121,748
Torchmark Corp.	2,941	202,605

The accompanying notes are an integral part of the financial statements.	152

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Unum Group	8,435	$249,086
Validus Holdings, Ltd.	3,063	106,010
W.R. Berkley Corp.	3,629	149,224
White Mountains Insurance Group, Ltd.	172	96,277
Willis Group Holdings PLC	5,151	212,633
XL Group PLC	9,217	272,455

		4,641,341
Real Estate Investment Trusts - 10.1%
Alexandria Real Estate Equities, Inc.	2,182	134,564
American Capital Agency Corp.	12,433	282,975
Apartment Investment & Management
Company, Class A	4,500	123,885
BRE Properties, Inc.	2,400	115,176
Camden Property Trust	2,643	163,311
Chimera Investment Corp.	31,640	93,022
Cole Real Estate Investment, Inc.	14,715	162,454
DDR Corp.	9,468	146,943
Digital Realty Trust, Inc.	4,041	224,680
Duke Realty Corp.	10,039	146,469
Essex Property Trust, Inc.	1,186	169,966
Federal Realty Investment Trust	1,048	101,981
Hospitality Properties Trust	4,235	114,430
Host Hotels & Resorts, Inc.	23,464	399,592
Kimco Realty Corp.	12,785	256,084
Liberty Property Trust	4,507	155,942
Piedmont Office Realty Trust, Inc., Class A	5,126	88,065
Plum Creek Timber Company, Inc.	5,053	223,898
Rayonier, Inc.	3,899	215,381
Realty Income Corp.	6,082	240,239
Regency Centers Corp.	1,457	69,280
Senior Housing Properties Trust	5,887	133,929
SL Green Realty Corp.	2,916	254,246
The Macerich Company	4,300	242,004
UDR, Inc.	7,942	179,410
Weingarten Realty Investors	3,605	103,500
WP Carey, Inc.	1,014	66,650

		4,608,076
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	485	39,886
Thrifts & Mortgage Finance - 1.1%
Hudson City Bancorp, Inc.	14,813	136,131
New York Community Bancorp, Inc.	13,995	205,027
People’s United Financial, Inc. (L)	10,527	149,694

		490,852

		13,224,334
Health Care - 4.3%
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (I)	42,520	449,862
CareFusion Corp. (I)	6,981	250,269
Hologic, Inc. (I)	8,562	182,713

		882,844
Health Care Providers & Services - 1.2%
Omnicare, Inc.	3,274	178,007
Quest Diagnostics, Inc. (L)	4,970	291,341
Universal Health Services, Inc., Class B	1,420	96,205

		565,553
Life Sciences Tools & Services - 0.1%
Quintiles Transnational Holdings, Inc. (I)	800	34,608

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 1.1%
Endo Health Solutions, Inc. (I)	3,540	$145,459
Hospira, Inc. (I)	5,216	203,580
Warner Chilcott PLC, Class A	6,600	141,570

		490,609

		1,973,614
Industrials - 9.4%
Aerospace & Defense - 1.8%
L-3 Communications Holdings, Inc.	2,828	255,453
Rockwell Collins, Inc. (L)	4,101	290,228
Spirit Aerosystems Holdings, Inc., Class A (I)	2,436	55,005
Textron, Inc.	8,700	234,378

		835,064
Building Products - 0.2%
Masco Corp.	3,898	73,750
Commercial Services & Supplies - 0.7%
Cintas Corp.	3,327	158,898
Iron Mountain, Inc.	2,232	57,586
Pitney Bowes, Inc. (L)	6,195	101,102

		317,586
Construction & Engineering - 2.2%
Fluor Corp.	5,100	323,493
Jacobs Engineering Group, Inc. (I)	4,083	237,957
KBR, Inc.	4,636	138,431
Quanta Services, Inc. (I)	6,534	170,799
URS Corp.	2,456	121,621

		992,301
Electrical Equipment - 0.3%
Hubbell, Inc., Class B	1,615	163,696
Machinery - 3.0%
AGCO Corp.	3,035	171,660
IDEX Corp.	1,318	78,250
Joy Global, Inc. (L)	3,392	166,615
Pentair, Ltd.	6,416	385,666
Snap-on, Inc.	1,804	168,854
SPX Corp.	1,348	99,806
Timken Company	2,590	145,195
Xylem, Inc.	5,862	145,260

		1,361,306
Professional Services - 1.2%
Equifax, Inc.	3,765	222,474
ManpowerGroup, Inc.	2,398	155,510
Towers Watson & Company, Class A	2,048	168,448

		546,432

		4,290,135
Information Technology - 10.2%
Communications Equipment - 0.4%
Harris Corp.	3,517	199,168
Computers & Peripherals - 2.2%
NCR Corp. (I)	5,100	181,458
Seagate Technology PLC	10,165	389,523
Western Digital Corp.	6,766	419,492

		990,473
Electronic Equipment, Instruments & Components - 1.6%
Arrow Electronics, Inc. (I)	3,340	155,043
Avnet, Inc.	4,253	163,996
Flextronics International, Ltd. (I)	19,665	176,592

The accompanying notes are an integral part of the financial statements.	153

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Jabil Circuit, Inc.	5,727	$130,690
Molex, Inc. (L)	2,088	60,594
Molex, Inc., Class A	2,379	58,404

		745,319
Internet Software & Services - 0.1%
IAC/InterActiveCorp	900	44,181
IT Services - 2.1%
Computer Sciences Corp.	4,809	241,171
Fidelity National Information Services, Inc.	9,237	410,677
SAIC, Inc.	9,102	137,167
Total Systems Services, Inc.	5,254	145,378

		934,393
Semiconductors & Semiconductor Equipment - 3.6%
Atmel Corp. (I)	8,900	64,614
KLA-Tencor Corp.	3,379	186,352
Lam Research Corp. (I)	3,300	154,011
Linear Technology Corp.	7,356	281,955
Marvell Technology Group, Ltd.	12,478	151,109
Maxim Integrated Products, Inc.	9,148	254,726
Microchip Technology, Inc. (L)	6,108	237,051
NVIDIA Corp.	9,056	133,576
ON Semiconductor Corp. (I)	14,243	103,119
Skyworks Solutions, Inc. (I)	2,100	53,256

		1,619,769
Software - 0.2%
Synopsys, Inc. (I)	2,487	90,179

		4,623,482
Materials - 7.7%
Chemicals - 4.1%
Airgas, Inc.	2,138	217,328
Ashland, Inc.	2,339	203,984
Axiall Corp.	1,404	56,202
CF Industries Holdings, Inc.	1,864	354,794
Eastman Chemical Company	4,909	373,084
Huntsman Corp.	6,316	110,530
International Flavors & Fragrances, Inc.	2,524	199,421
Rockwood Holdings, Inc.	2,338	149,305
Sigma-Aldrich Corp. (L)	1,883	155,291
Westlake Chemical Corp.	625	63,238

		1,883,177
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	928	89,134
Containers & Packaging - 2.3%
Aptargroup, Inc. (L)	1,370	80,570
Avery Dennison Corp.	3,174	135,720
Bemis Company, Inc. (L)	3,258	129,636
MeadWestvaco Corp.	5,511	197,569
Owens-Illinois, Inc. (I)	4,984	141,496
Rock-Tenn Company, Class A	744	82,666
Sealed Air Corp.	5,811	165,032
Sonoco Products Company	3,155	117,461

		1,050,150
Metals & Mining - 0.9%
Allegheny Technologies, Inc. (L)	3,368	89,959
Cliffs Natural Resources, Inc. (L)	4,647	96,983
Reliance Steel & Aluminum Company	2,441	162,790

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
United States Steel Corp. (L)	4,436	$79,404

		429,136
Paper & Forest Products - 0.2%
Domtar Corp. (L)	1,086	71,676

		3,523,273
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.6%
Frontier Communications Corp. (L)	31,530	136,525
Windstream Corp. (I)(L)	18,627	150,320

		286,845
Wireless Telecommunication Services - 0.1%
United States Cellular Corp.	364	15,572

		302,417
Utilities - 10.9%
Electric Utilities - 1.9%
NV Energy, Inc.	7,295	171,068
OGE Energy Corp.	6,170	217,246
Pepco Holdings, Inc.	7,797	147,675
Pinnacle West Capital Corp.	3,407	184,898
Westar Energy, Inc.	4,000	124,440

		845,327
Gas Utilities - 2.0%
AGL Resources, Inc.	3,649	160,374
National Fuel Gas Company	2,254	147,141
ONEOK, Inc.	6,410	329,730
Questar Corp. (L)	5,500	120,560
UGI Corp.	3,555	139,356

		897,161
Independent Power Producers & Energy Traders - 0.7%
AES Corp.	19,905	252,993
NRG Energy, Inc.	3,476	91,245

		344,238
Multi-Utilities - 5.5%
Alliant Energy Corp.	3,522	174,726
Ameren Corp.	7,604	257,091
CenterPoint Energy, Inc.	12,736	292,036
CMS Energy Corp.	8,347	221,446
DTE Energy Company	5,495	367,451
Integrys Energy Group, Inc.	2,426	135,662
MDU Resources Group, Inc.	5,559	148,425
NiSource, Inc.	9,744	285,109
SCANA Corp.	4,160	200,179
TECO Energy, Inc. (L)	6,383	105,511
Wisconsin Energy Corp. (L)	7,216	296,145

		2,483,781
Water Utilities - 0.8%
American Water Works Company, Inc.	5,564	226,677
Aqua America, Inc.	4,472	135,815

		362,492

		4,932,999

TOTAL COMMON STOCKS (Cost $36,187,246)		$44,741,482

The accompanying notes are an integral part of the financial statements.	154

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 10.3%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	465,696	4,660,543

TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,659,997)		$4,660,543

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.4%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.0200% (Y)	637,369	637,369
U.S. Government - 0.1%
U.S. Treasury Bill, 0.030%, 11/07/2013 *	$55,000	$54,998

TOTAL SHORT-TERM INVESTMENTS (Cost $692,365)		$692,367

Total Investments (Mid Cap Value Index Fund)
(Cost $41,539,608) - 110.2%		$50,094,392
Other assets and liabilities, net - (10.2%)		(4,642,648)

TOTAL NET ASSETS - 100.0%		$45,451,744

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.1%
Consumer Discretionary - 8.9%
Auto Components - 0.7%
Visteon Corp. (I)	78,100	$5,592,741
Diversified Consumer Services - 0.6%
Apollo Group, Inc., Class A (I)	69,100	1,283,187
Strayer Education, Inc. (I) (L)	90,500	3,616,380

		4,899,567
Hotels, Restaurants & Leisure - 0.5%
International Game Technology	197,800	3,736,442
Leisure Equipment & Products - 1.6%
Hasbro, Inc. (L)	63,900	2,912,562
Mattel, Inc.	200,400	8,116,200
Sankyo Company, Ltd.	37,800	1,754,017

		12,782,779
Media - 3.7%
Cablevision Systems Corp., Class A	512,600	9,088,398
Charter Communications, Inc., Class A (I)	44,635	5,419,582
DreamWorks Animation
SKG, Inc., Class A (I) (L)	200,800	5,682,640
Scholastic Corp.	48,400	1,428,284
The Washington Post Company, Class B	11,100	6,260,400
Tribune Company (I)	12,800	762,880

		28,642,184
Specialty Retail - 1.8%
American Eagle Outfitters, Inc.	139,400	2,017,118
CarMax, Inc. (I)	75,500	3,590,780
The Gap, Inc.	212,000	8,573,280

		14,181,178

		69,834,891
Consumer Staples - 9.9%
Beverages - 0.6%
Beam, Inc.	29,400	1,841,910

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Brown-Forman Corp., Class B	36,200	$2,425,038

		4,266,948
Food & Staples Retailing - 3.2%
Sysco Corp.	316,100	10,121,522
The Kroger Company	417,900	15,295,140

		25,416,662
Food Products - 3.9%
Archer-Daniels-Midland Company	274,400	9,661,624
Bunge, Ltd.	69,000	5,228,820
Flowers Foods, Inc.	222,700	4,629,933
Kellogg Company	98,700	5,992,077
McCormick & Company, Inc. (L)	61,700	4,174,005
Tootsie Roll Industries, Inc. (L)	40,189	1,205,268

		30,891,727
Household Products - 0.6%
The Clorox Company	56,800	4,697,360
Personal Products - 1.6%
Avon Products, Inc.	642,800	12,708,156

		77,980,853
Energy - 9.1%
Energy Equipment & Services - 1.9%
Exterran Holdings, Inc. (I)	510,900	14,013,987
SEACOR Holdings, Inc.	17,400	1,445,592

		15,459,579
Oil, Gas & Consumable Fuels - 7.2%
CONSOL Energy, Inc.	315,600	9,856,188
Hess Corp.	204,600	15,314,310
Murphy Oil Corp.	24,400	1,645,048
PBF Energy, Inc. (L)	203,000	4,459,910
QEP Resources, Inc.	50,100	1,368,732
Talisman Energy, Inc.	991,700	10,592,068
Valero Energy Corp.	38,800	1,378,564
WPX Energy, Inc. (I)	640,000	11,942,400

		56,557,220

		72,016,799
Financials - 24.2%
Capital Markets - 7.1%
E*TRADE Financial Corp. (I)	1,075,510	15,100,160
Greenhill & Company, Inc.	12,100	573,419
Lazard, Ltd., Class A	419,200	14,848,064
Legg Mason, Inc. (L)	227,600	7,401,552
Northern Trust Corp.	332,400	18,238,788

		56,161,983
Commercial Banks - 5.0%
BankUnited, Inc.	52,800	1,560,240
CIT Group, Inc. (I)	292,900	14,021,123
Commerce Bancshares, Inc.	58,266	2,516,509
First Horizon National Corp. (L)	900,458	9,959,065
M&T Bank Corp. (L)	15,700	1,779,438
SunTrust Banks, Inc.	153,600	4,918,272
Westamerica Bancorp. (L)	98,900	4,655,223

		39,409,870
Diversified Financial Services - 0.1%
Groupe Bruxelles Lambert SA	6,569	523,133
Insurance - 8.3%
Axis Capital Holdings, Ltd.	41,300	1,775,487

The accompanying notes are an integral part of the financial statements.	155

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
CNA Financial Corp.	167,700	$5,916,456
Enstar Group, Ltd. (I)	9,500	1,280,315
Fidelity National Financial, Inc., Class A	239,300	5,673,803
First American Financial Corp.	415,900	8,692,310
Kemper Corp.	175,100	5,944,645
Loews Corp.	132,000	5,868,720
Marsh & McLennan Companies, Inc.	295,400	12,179,342
OneBeacon Insurance Group, Ltd., Class A	99,600	1,422,288
The Progressive Corp.	281,700	7,062,219
White Mountains Insurance Group, Ltd.	18,100	10,131,475

		65,947,060
Real Estate Investment Trusts - 2.2%
General Growth Properties, Inc.	40,447	775,773
Vornado Realty Trust	57,800	4,699,140
Weingarten Realty Investors	123,600	3,548,556
Weyerhaeuser Company	293,997	8,049,638

		17,073,107
Real Estate Management & Development - 0.9%
Forest City Enterprises, Inc., Class A (I)	126,700	2,267,930
The Howard Hughes Corp. (I)	15,298	1,563,456
The St. Joe Company (I) (L)	169,300	3,269,183

		7,100,569
Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial, Inc.	388,212	4,751,715

		190,967,437
Health Care - 8.1%
Health Care Equipment & Supplies - 0.2%
Zimmer Holdings, Inc.	20,600	1,629,254
Health Care Providers & Services - 3.7%
HealthSouth Corp. (I)	287,400	9,041,604
Humana, Inc.	36,900	3,397,752
Kindred Healthcare, Inc.	228,600	3,360,420
Quest Diagnostics, Inc.	113,800	6,670,956
Select Medical Holdings Corp.	363,100	3,075,457
Tenet Healthcare Corp. (I)	92,525	3,613,101

		29,159,290
Life Sciences Tools & Services - 1.4%
Life Technologies Corp. (I)	144,900	10,782,009
Pharmaceuticals - 2.8%
Forest Laboratories, Inc. (I)	116,700	4,963,251
Hospira, Inc. (I)	361,300	14,101,539
Mallinckrodt PLC (I)	65,500	2,859,075

		21,923,865

		63,494,418
Industrials - 8.6%
Aerospace & Defense - 2.3%
Raytheon Company	64,900	4,894,109
Textron, Inc.	502,200	13,529,268

		18,423,377
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc. (L)	41,000	2,331,670
Airlines - 2.2%
Southwest Airlines Company	1,338,000	17,139,780
Commercial Services & Supplies - 0.9%
Cintas Corp.	158,500	7,569,960

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 0.4%
The Babcock & Wilcox Company	92,800	$2,875,872
Machinery - 0.7%
Ingersoll-Rand PLC	95,000	5,618,300
Professional Services - 1.8%
ManpowerGroup, Inc.	215,600	13,981,660

		67,940,619
Information Technology - 6.8%
Communications Equipment - 0.8%
ADTRAN, Inc. (L)	171,700	4,141,404
Tellabs, Inc.	1,104,100	2,451,102

		6,592,506
Electronic Equipment, Instruments & Components - 1.5%
AVX Corp.	164,700	2,119,689
Molex, Inc., Class A	387,500	9,513,125

		11,632,814
IT Services - 1.0%
Automatic Data Processing, Inc.	12,400	882,384
CoreLogic, Inc. (I)	137,700	3,538,890
Lender Processing Services, Inc.	114,600	3,655,740

		8,077,014
Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	873,200	13,106,732
ASML Holding NV, ADR	33,076	2,879,597
Marvell Technology Group, Ltd.	341,100	4,130,721
ON Semiconductor Corp. (I)	341,300	2,471,012

		22,588,062
Software - 0.6%
Electronic Arts, Inc. (I)	51,600	1,374,624
FactSet Research Systems, Inc. (L)	36,000	3,684,600

		5,059,224

		53,949,620
Materials - 8.3%
Chemicals - 1.7%
International Flavors & Fragrances, Inc.	71,800	5,672,918
The Scotts Miracle-Gro Company, Class A (L)	147,100	7,753,641

		13,426,559
Construction Materials - 1.0%
Vulcan Materials Company	164,600	7,867,880
Containers & Packaging - 2.6%
MeadWestvaco Corp.	275,200	9,865,920
Packaging Corp. of America	198,500	10,528,440

		20,394,360
Metals & Mining - 3.0%
AngloGold Ashanti, Ltd., ADR (L)	142,000	1,898,540
Franco-Nevada Corp. (L)	134,500	6,122,923
Gold Fields, Ltd., ADR	664,400	3,421,660
Lonmin PLC (I) (L)	389,049	2,052,304
Newmont Mining Corp.	247,300	7,856,721
Nucor Corp.	44,300	2,015,207

		23,367,355

		65,056,154
Telecommunication Services - 0.9%
Wireless Telecommunication Services - 0.9%
Telephone & Data Systems, Inc.	252,142	6,981,812

The accompanying notes are an integral part of the financial statements.	156

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 8.3%
Electric Utilities - 3.9%
American Electric Power Company, Inc.	128,700	$5,508,360
Duke Energy Corp.	39,299	2,578,014
Entergy Corp.	26,800	1,694,564
FirstEnergy Corp.	247,154	9,260,860
Pepco Holdings, Inc.	114,700	2,172,418
PPL Corp.	316,000	9,701,200

		30,915,416
Independent Power Producers & Energy Traders - 3.7%
Calpine Corp. (I)	414,100	8,004,553
Dynegy, Inc. (I) (L)	287,600	5,588,068
NRG Energy, Inc.	585,819	15,377,749

		28,970,370
Multi-Utilities - 0.7%
NiSource, Inc.	155,000	4,535,300
TECO Energy, Inc.	79,100	1,307,523

		5,842,823

		65,728,609

TOTAL COMMON STOCKS (Cost $590,046,855)		$733,951,212

PREFERRED SECURITIES - 0.0%
Financials - 0.0%
Real Estate Investment Trusts - 0.0%
Weyerhaeuser Company, 6.375%	5,350	284,513

TOTAL PREFERRED SECURITIES (Cost $267,500)		$284,513

CONVERTIBLE BONDS - 0.4%
Financials - 0.1%
Radian Group, Inc. 2.250%, 03/01/2019	$534,000	$763,620
Materials - 0.3%
Alcoa, Inc. 5.250%, 03/15/2014	1,975,000	2,440,359

TOTAL CONVERTIBLE BONDS (Cost $3,574,046)		$3,203,979

SECURITIES LENDING COLLATERAL - 6.4%
John Hancock Collateral
Investment Trust, 0.1754% (W) (Y)	5,064,770	50,686,702

TOTAL SECURITIES LENDING
COLLATERAL (Cost $50,685,062)		$50,686,702

SHORT-TERM INVESTMENTS - 13.0%
Money Market Funds - 13.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,000,000	1,000,000
T. Rowe Price Reserve Investment
Fund, 0.0333% (Y)	101,429,346	101,429,346

		102,429,346

TOTAL SHORT-TERM INVESTMENTS (Cost $102,429,346)		$102,429,346

Total Investments (Mid Value Fund)
(Cost $747,002,809) - 112.9%		$890,555,752
Other assets and liabilities, net - (12.9%)		(101,876,832)

TOTAL NET ASSETS - 100.0%		$788,678,920

Mutual Shares Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 85.8%
Consumer Discretionary - 8.0%
Automobiles - 1.1%
General Motors Company (I)	121,410	$4,137,653
Media - 6.2%
British Sky Broadcasting Group PLC	267,384	3,477,997
Comcast Corp., Special Class A	23,787	969,082
News Corp., Class A (I)	3,152	49,928
Reed Elsevier PLC	442,280	5,424,953
Time Warner Cable, Inc.	39,234	4,211,770
Tribune Company (I)	27,592	1,644,483
Tribune Company, Class 1C (I)	35,819	0
Tribune Company, Class B (I)	16,918	1,031,998
Twenty-First Century Fox, Inc.	227,937	7,154,942

		23,965,153
Multiline Retail - 0.7%
Kohl’s Corp.	56,660	2,907,225

		31,010,031
Consumer Staples - 12.4%
Beverages - 1.7%
Coca-Cola Enterprises, Inc.	74,025	2,768,535
Dr. Pepper Snapple Group, Inc.	55,798	2,497,518
Pernod-Ricard SA	12,600	1,462,496

		6,728,549
Food & Staples Retailing - 4.9%
CVS Caremark Corp.	124,478	7,225,948
The Kroger Company	159,511	5,838,103
Wal-Mart Stores, Inc.	26,513	1,934,919
Walgreen Company	80,209	3,855,641

		18,854,611
Personal Products - 0.8%
Avon Products, Inc.	150,970	2,984,677
Tobacco - 5.0%
Altria Group, Inc.	106,908	3,622,043
British American Tobacco PLC	126,630	6,387,565
Imperial Tobacco Group PLC	104,582	3,455,349
Lorillard, Inc.	87,223	3,689,533
Philip Morris International, Inc.	27,083	2,259,806

		19,414,296

		47,982,133
Energy - 11.3%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	87,439	4,065,039
Ensco PLC, Class A	28,978	1,610,018
Transocean, Ltd.	82,258	3,712,304

		9,387,361
Oil, Gas & Consumable Fuels - 8.9%
Apache Corp.	80,640	6,909,235
BG Group PLC	171,686	3,264,579
BP PLC	440,386	3,037,086
CONSOL Energy, Inc.	116,060	3,624,554
Marathon Oil Corp.	184,955	6,368,001
Murphy Oil Corp.	42,100	2,838,382
Petroleo Brasileiro SA, ADR (L)	122,990	1,662,825
Royal Dutch Shell PLC, A Shares	181,575	5,877,076
WPX Energy, Inc. (I)	34,882	650,898

		34,232,636

		43,619,997

The accompanying notes are an integral part of the financial statements.	157

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 18.2%
Capital Markets - 0.5%
Morgan Stanley	84,407	$2,174,324
Commercial Banks - 4.6%
CIT Group, Inc. (I)	50,729	2,428,397
Columbia Banking System, Inc.	13,002	301,646
KB Financial Group, Inc.	64,037	2,046,548
PNC Financial Services Group, Inc.	92,332	6,672,834
Societe Generale SA	51,910	2,262,762
SunTrust Banks, Inc.	52,020	1,665,680
Wells Fargo & Company	55,721	2,289,019

		17,666,886
Diversified Financial Services - 4.8%
Citigroup, Inc.	89,769	4,338,536
Deutsche Boerse AG	22,475	1,575,855
ING Groep NV, ADR (I)	269,564	2,935,034
JPMorgan Chase & Company	55,700	2,814,521
Lehman Brothers Holdings, Inc. (I)	11,580,043	5,109,694
NYSE Euronext	42,824	1,790,043

		18,563,683
Insurance - 8.1%
ACE, Ltd.	62,629	5,493,816
Aegon NV	293,111	2,088,511
Alleghany Corp. (I)(L)	10,090	3,905,738
American International Group, Inc.	178,829	8,308,395
MetLife, Inc.	77,280	3,569,563
White Mountains Insurance Group, Ltd.	9,814	5,493,387
Zurich Insurance Group AG	9,768	2,430,002

		31,289,412
Real Estate Management & Development - 0.2%
Forestar Group, Inc. (I)(L)	37,350	745,506

		70,439,811
Health Care - 10.9%
Health Care Equipment & Supplies - 2.3%
Medtronic, Inc.	143,520	7,427,160
Stryker Corp.	23,585	1,577,601

		9,004,761
Health Care Providers & Services - 2.9%
CIGNA Corp.	91,649	7,211,860
UnitedHealth Group, Inc.	4,558	326,991
WellPoint, Inc.	42,070	3,581,840

		11,120,691
Pharmaceuticals - 5.7%
Eli Lilly & Company	31,611	1,624,805
Hospira, Inc. (I)	43,964	1,715,915
Merck & Company, Inc.	238,940	11,299,473
Pfizer, Inc.	91,986	2,594,925
Teva Pharmaceutical Industries, Ltd., ADR (L)	119,095	4,551,811

		21,786,929

		41,912,381
Industrials - 4.0%
Aerospace & Defense - 1.0%
Huntington Ingalls Industries, Inc.	58,986	3,734,994
Machinery - 1.9%
Caterpillar, Inc.	29,409	2,427,419
Fiat Industrial SpA	188,213	2,251,938
Oshkosh Corp. (I)	11,990	538,591

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Stanley Black & Decker, Inc.	25,767	$2,196,894

		7,414,842
Marine - 1.1%
AP Moller - Maersk A/S, Series B	526	4,466,126

		15,615,962
Information Technology - 11.8%
Communications Equipment - 1.3%
Cisco Systems, Inc.	218,200	5,086,242
Computers & Peripherals - 3.6%
Apple, Inc.	17,840	8,688,972
Dell, Inc.	193,369	2,662,691
Hewlett-Packard Company	111,303	2,486,509

		13,838,172
Electronic Equipment, Instruments & Components - 0.8%
TE Connectivity, Ltd.	62,794	3,076,906
Internet Software & Services - 0.5%
Google, Inc., Class A (I)	2,176	1,842,854
Office Electronics - 1.3%
Xerox Corp.	497,833	4,968,373
Semiconductors & Semiconductor Equipment - 0.7%
Samsung Electronics Company, Ltd.	2,420	2,970,318
Software - 3.6%
Microsoft Corp.	293,431	9,800,595
Symantec Corp.	155,943	3,993,700

		13,794,295

		45,577,160
Materials - 4.9%
Metals & Mining - 2.6%
Anglo American PLC	111,760	2,560,681
Freeport-McMoRan Copper & Gold, Inc.	176,554	5,335,462
ThyssenKrupp AG (I)	105,960	2,227,025

		10,123,168
Paper & Forest Products - 2.3%
Domtar Corp.	16,676	1,100,616
International Paper Company	98,342	4,642,726
MeadWestvaco Corp.	79,476	2,849,215

		8,592,557

		18,715,725
Telecommunication Services - 2.0%
Wireless Telecommunication Services - 2.0%
Vodafone Group PLC	2,333,544	7,520,966
Utilities - 2.3%
Electric Utilities - 1.0%
Entergy Corp.	21,984	1,390,048
Exelon Corp.	82,399	2,512,346

		3,902,394
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.	117,856	3,093,720
Multi-Utilities - 0.5%
GDF Suez	86,976	1,885,210

		8,881,324

TOTAL COMMON STOCKS (Cost $260,951,157)		$331,275,490

The accompanying notes are an integral part of the financial statements.	158

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 2.3%
Consumer Discretionary - 0.2%
Clear Channel Communications, Inc.
9.000%, 12/15/2019	$672,000	$646,800
Energy - 0.1%
Energy Future Intermediate Holding
Company LLC 11.000%, 10/01/2021	396,000	424,710
Industrials - 0.7%
American Airlines 2011-2 Class A Pass
Through Trust 8.625%, 10/15/2021	241,146	243,558
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	54,913	55,600
American Airlines, Inc.
7.500%, 03/15/2016 (H)(S)	2,245,000	2,632,263
13.000%, 08/01/2016	19,860	20,258

		2,951,679
Information Technology - 0.5%
Avaya, Inc.
7.000%, 04/01/2019 (S)	1,040,000	951,600
10.500%, 03/01/2021 (S)	1,471,000	1,136,348

		2,087,948
Telecommunication Services - 0.1%
Wind Acquisition Finance SA
11.750%, 07/15/2017 (S)	100,000	104,500
11.750%, 07/15/2017 (S)	192,000	265,759

		370,259
Utilities - 0.7%
Texas Competitive Electric Holdings
Company LLC 11.500%, 10/01/2020 (S)	3,500,000	2,436,875
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	2,735,000	140,169

		2,577,044

TOTAL CORPORATE BONDS (Cost $8,670,932)		$9,058,440

TERM LOANS (M) - 3.1%
Consumer Discretionary - 1.4%
Caesars Entertainment
Operating Company, Inc.
4.434%, 01/26/2018	279,000	244,424
5.434%, 01/26/2018	1,330,000	1,190,974
Cengage Learning Acquisitions, Inc.
4.750%, 07/03/2014 (H)	1,526,414	1,093,931
Clear Channel Communications, Inc.
3.832%, 01/29/2016	81,327	74,262
3.832%, 01/29/2016	687,473	640,496
6.932%, 01/30/2019	2,267,630	2,085,086

		5,329,173
Information Technology - 0.5%
Avaya, Inc.
4.762%, 10/26/2017	1,577,684	1,402,167
8.000%, 03/30/2018	383,886	362,293

		1,764,460
Utilities - 1.2%
Texas Competitive Electric Holdings
Company LLC
4.712%, 10/10/2017	7,000,000	4,731,566

TOTAL TERM LOANS (Cost $11,496,418)		$11,825,199

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS - 0.0%
Industrials - 0.0%
Fiat Industrial SpA (I)	188,213	$92

TOTAL RIGHTS (Cost $0)		$92

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	705,940	7,064,836

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,064,299)		$7,064,836

SHORT-TERM INVESTMENTS - 5.7%
U.S. Government - 5.7%
U.S. Treasury Bill
0.050%, 01/02/2014 *	$5,000,000	$4,999,540
0.054%, 10/17/2013 *	2,000,000	1,999,970
0.065%, 02/20/2014 *	2,000,000	1,999,598
0.070%, 11/07/2013 *	1,500,000	1,499,933
0.070%, 01/30/2014 *	1,000,000	999,845
0.070%, 02/13/2014 *	3,000,000	2,999,457
0.105%, 09/19/2013 *	1,500,000	1,499,988
0.110%, 09/05/2013 *	3,000,000	2,999,997
0.110%, 09/12/2013 *	3,000,000	2,999,991

		21,998,319

TOTAL SHORT-TERM INVESTMENTS (Cost $21,996,639)		$21,998,319

Total Investments (Mutual Shares Fund)
(Cost $310,179,445) - 98.7%		$381,222,376
Other assets and liabilities, net - 1.3%		5,025,107

TOTAL NET ASSETS - 100.0%		$386,247,483

SALE COMMITMENTS OUTSTANDING - 0.0%
Consumer Discretionary - 0.0%
Murphy USA, Inc. (I)	(48)	(1,774)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(1,846))		$(1,774)

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.3%
Consumer Discretionary - 2.5%
Hotels, Restaurants & Leisure - 2.5%
Marriott International, Inc., Class A	37,773	$1,510,542
Starwood Hotels & Resorts Worldwide, Inc.	59,400	3,798,033

		5,308,575

		5,308,575
Financials - 92.8%
Real Estate Investment Trusts - 92.8%
Diversified REITs - 4.9%
PS Business Parks, Inc.	33,700	2,448,979
Vornado Realty Trust	98,474	8,005,936

		10,454,915
Industrial REITs - 8.2%
DCT Industrial Trust, Inc.	586,300	3,922,347
EastGroup Properties, Inc.	51,900	2,916,780

The accompanying notes are an integral part of the financial statements.	159

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial REITs (continued)
Prologis, Inc.	266,644	$9,396,535
Terreno Realty Corp.	68,800	1,208,128

		17,443,790
Office REITs - 15.5%
Alexandria Real Estate Equities, Inc.	44,900	2,768,983
Boston Properties, Inc.	71,850	7,364,625
Douglas Emmett, Inc.	233,700	5,398,470
Highwoods Properties, Inc.	124,900	4,219,122
Kilroy Realty Corp.	113,300	5,527,907
SL Green Realty Corp.	88,500	7,716,315

		32,995,422
Residential REITs - 18.6%
American Campus Communities, Inc.	44,400	1,478,964
AvalonBay Communities, Inc.	80,116	9,926,372
BRE Properties, Inc.	112,340	5,391,197
Camden Property Trust	99,100	6,123,389
Equity Residential	184,350	9,565,922
Essex Property Trust, Inc.	43,700	6,262,647
Post Properties, Inc.	20,100	909,123

		39,657,614
Retail REITs - 32.9%
Acadia Realty Trust	69,100	1,612,103
CBL & Associates Properties, Inc.	151,914	2,916,749
Equity One, Inc.	73,100	1,554,106
Federal Realty Investment Trust	75,280	7,325,497
General Growth Properties, Inc.	389,094	7,462,823
Kimco Realty Corp.	302,500	6,059,075
Regency Centers Corp.	119,350	5,675,093
Simon Property Group, Inc.	147,600	21,494,988
Taubman Centers, Inc.	48,400	3,262,644
The Macerich Company	147,712	8,313,231
Weingarten Realty Investors	158,400	4,547,664

		70,223,973
Specialized REITs - 12.7%
Healthcare Realty Trust, Inc.	181,900	4,090,931
Host Hotels & Resorts, Inc.	317,862	5,413,190
Pebblebrook Hotel Trust	103,700	2,654,720
Plum Creek Timber Company, Inc.	76,200	3,376,422
Public Storage	76,500	11,679,255

		27,214,518

		197,990,232

		197,990,232

TOTAL COMMON STOCKS (Cost $108,105,204)		$203,298,807

CONVERTIBLE BONDS - 1.2%
Financials - 1.2%
Forest City Enterprises, Inc.
4.250%, 08/15/2018	$2,430,000	$2,633,513

TOTAL CONVERTIBLE BONDS (Cost $2,402,577)		$2,633,513

SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds - 3.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	826,001	826,001

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Reserve Investment
Fund, 0.0333% (Y)	6,662,654	$6,662,654

		7,488,655

TOTAL SHORT-TERM INVESTMENTS (Cost $7,488,655)		$7,488,655

Total Investments (Real Estate Equity Fund)
(Cost $117,996,436) - 100.0%		$213,420,975
Other assets and liabilities, net - 0.0%		46,002

TOTAL NET ASSETS - 100.0%		$213,466,977

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.2%
Financials - 99.2%
Real Estate Investment Trusts - 99.2%
Diversified REITs - 11.2%
American Assets Trust, Inc.	119,760	$3,546,094
Duke Realty Corp.	742,996	10,840,312
Liberty Property Trust	322,770	11,167,842
Select Income REIT	312,022	7,591,490
Spirit Realty Capital, Inc.	531,014	4,625,132
Vornado Realty Trust	235,640	19,157,532

		56,928,402
Industrial REITs - 4.4%
DCT Industrial Trust, Inc.	1,277,795	8,548,449
Prologis, Inc.	387,255	13,646,866

		22,195,315
Office REITs - 11.9%
Boston Properties, Inc.	246,896	25,306,840
Digital Realty Trust, Inc.	56,388	3,135,173
Douglas Emmett, Inc.	634,608	14,659,445
DuPont Fabros Technology, Inc.	528,463	12,043,672
Piedmont Office Realty Trust, Inc., Class A	281,417	4,834,744
SL Green Realty Corp.	2,929	255,380

		60,235,254
Residential REITs - 16.9%
American Campus Communities, Inc.	239,016	7,961,623
American Homes 4 Rent (I)	73,541	1,167,831
American Residential Properties, Inc. (I)	69,813	1,191,010
Associated Estates Realty Corp.	5,777	79,549
AvalonBay Communities, Inc.	176,200	21,831,180
BRE Properties, Inc.	98,783	4,740,596
Camden Property Trust	169,388	10,466,485
Colonial Properties Trust	231,189	5,106,965
Education Realty Trust, Inc.	385,618	3,312,459
Equity Residential	378,902	19,661,225
Post Properties, Inc.	225,545	10,201,400

		85,720,323
Retail REITs - 27.6%
Acadia Realty Trust	240,622	5,613,711
Alexander’s, Inc.	11,186	3,064,181
CBL & Associates Properties, Inc.	338,508	6,499,354
Cole Real Estate Investment, Inc.	689,864	7,616,099
Federal Realty Investment Trust	104,951	10,212,782

The accompanying notes are an integral part of the financial statements.	160

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail REITs (continued)
Glimcher Realty Trust	1,062,471	$10,518,463
National Retail Properties, Inc.	225,284	6,900,449
Regency Centers Corp.	316,328	15,041,396
Simon Property Group, Inc.	360,719	52,531,508
Taubman Centers, Inc.	201,992	13,616,281
Weingarten Realty Investors	289,529	8,312,378

		139,926,602
Specialized REITs - 27.2%
DiamondRock Hospitality Company	904,406	8,763,694
HCP, Inc.	245,348	9,993,024
Health Care REIT, Inc.	177,987	10,935,521
Healthcare Realty Trust, Inc.	584,659	13,148,981
Host Hotels & Resorts, Inc.	756,164	12,877,473
LaSalle Hotel Properties	341,986	9,072,889
LTC Properties, Inc.	142,497	5,048,669
Medical Properties Trust, Inc.	86,243	996,107
Public Storage	209,003	31,908,488
Sunstone Hotel Investors, Inc. (I)	454,487	5,467,479
Ventas, Inc.	480,006	29,885,174

		138,097,499

TOTAL COMMON STOCKS (Cost $455,937,899)		$503,103,395

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreement - 1.1%
Repurchase Agreement with State Street Corp.
dated 08/30/2013 at 0.000% to be
repurchased at $5,379,000 on 08/03/2013,
collateralized by $5,100,000 U.S. Treasury
Notes, 4.125% due 05/15/2015 (valued at
$5,487,886, including interest)	$5,379,000	$5,379,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,379,000)		$5,379,000

Total Investments (Real Estate Securities Fund)
(Cost $461,316,899) - 100.3%		$508,482,395
Other assets and liabilities, net - (0.3%)		(1,574,300)

TOTAL NET ASSETS - 100.0%		$506,908,095

Real Return Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 89.8%
U.S. Government - 88.9%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 01/15/2023	$132,000,959	$127,895,224
0.375%, 07/15/2023	5,216,852	5,065,647
0.500%, 04/15/2015	10,342,272	10,583,050
0.625%, 07/15/2021 to 02/15/2043	45,970,076	43,712,687
1.125%, 01/15/2021	19,957,949	21,043,162
1.250%, 04/15/2014 to 07/15/2020	23,804,934	25,453,526
1.375%, 01/15/2020	10,904,364	11,743,488
1.625%, 01/15/2015 to 01/15/2018	13,387,894	13,970,151
1.750%, 01/15/2028	17,162,068	18,768,335
1.875%, 07/15/2015 to 07/15/2019	13,150,735	14,576,009
2.000%, 01/15/2014 to 01/15/2026	56,033,013	59,967,290
2.125%, 02/15/2040	2,052,323	2,381,335
2.375%, 01/15/2025 to 01/15/2027	33,786,191	39,605,650

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
Treasury Inflation Protected
Securities (continued)
2.500%, 01/15/2029		$15,332,622	$18,415,920
2.625%, 07/15/2017		11,602,641	13,080,168
3.375%, 04/15/2032		7,102,674	9,693,488
3.875%, 04/15/2029 (D)		35,753,032	50,165,972
U.S. Treasury Notes
0.250%, 03/31/2014 (F)		178,000	178,160
0.250%, 08/31/2014 to 07/31/2015		3,600,000	3,601,600
0.625%, 07/15/2014 (D)(F)		1,086,000	1,090,539
2.000%, 02/15/2023		4,000,000	3,751,564

			494,742,965
U.S. Government Agency - 0.9%
Federal National Mortgage Association
1.363%, 10/01/2044 (P)		40,546	41,080
3.000%, TBA (C)		5,000,000	4,767,383

			4,808,463

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $526,019,271)			$499,551,428

FOREIGN GOVERNMENT
OBLIGATIONS - 3.6%
Australia - 1.2%
Commonwealth of Australia
2.500%, 09/20/2030	AUD	200,000	208,690
New South Wales Treasury Corp.
2.750%, 11/20/2025		5,700,000	6,229,895

			6,438,585
Germany - 1.8%
Federal Republic of Germany
0.750%, 04/15/2018	EUR	7,427,490	10,295,589
Italy - 0.0%
Republic of Italy
1.700%, 09/15/2018		100,903	129,598
United Kingdom - 0.6%
Government of United Kingdom
2.500%, 07/26/2016	GBP	600,000	3,173,142

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $21,277,127)			$20,036,914

CORPORATE BONDS - 1.3%
Consumer Discretionary - 0.6%
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)		$600,000	635,084
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)		2,500,000	2,560,958

			3,196,042
Financials - 0.3%
ICICI Bank, Ltd.
2.012%, 02/24/2014 (P)(S)		1,000,000	1,001,509
Intesa Sanpaolo SpA
3.125%, 01/15/2016		600,000	598,048
Lehman Brothers Holdings, Inc.
1.000%, 04/05/2011 (H)	EUR	36,000	12,371
7.000%, 09/27/2027 (H)		$300,000	76,500
SLM Corp.
3.904%, 02/01/2014 (P)		13,000	12,942

			1,701,370

The accompanying notes are an integral part of the financial statements.	161

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care - 0.0%
Cardinal Health, Inc.
6.000%, 06/15/2017	$95,000	$106,883
Industrials - 0.2%
GATX Financial Corp.
5.800%, 03/01/2016	1,000,000	1,094,742
Materials - 0.2%
RPM International, Inc.
6.500%, 02/15/2018	1,000,000	1,122,133

TOTAL CORPORATE BONDS (Cost $6,880,197)		$7,221,170

MUNICIPAL BONDS - 0.1%
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047	640,000	507,558

TOTAL MUNICIPAL BONDS (Cost $611,524)		$507,558

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.4%
Commercial & Residential - 2.9%
Banc of America
Commercial Mortgage, Inc.
Series 2007-3 A2FL,
0.355%, 06/10/2049 (P)(S)	14,142	14,117
Series 2007-3 A2,
5.797%, 06/10/2049 (P)	14,142	14,138
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.484%, 11/15/2015 (P)(S)	2,749,434	2,749,794
Banc of America Mortgage
Securities, Inc., Series 2005-A,
Class 2A2 2.986%, 02/25/2035 (P)	484,299	473,805
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A1,
2.210%, 08/25/2035 (P)	187,514	185,478
Series 2005-5, Class A2,
2.320%, 08/25/2035 (P)	348,072	345,415
Series 2003-3, Class 3A2,
2.514%, 05/25/2033 (P)	73,885	73,095
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)	625,250	624,429
Series 2005-2, Class A2,
2.793%, 03/25/2035 (P)	166,575	164,807
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 3A1
5.500%, 04/25/2037	442,380	442,452
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3,
1.940%, 09/25/2035 (P)	54,874	53,919
Series 2005-6, Class A1,
2.270%, 09/25/2035 (P)	250,954	245,328
Series 2005-6, Class A2,
2.290%, 09/25/2035 (P)	261,824	254,135
Series 2005-11, Class 1A1,
2.540%, 05/25/2035 (P)	47,076	45,565
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.591%, 04/19/2034 (P)	6,597,194	6,471,834
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.742%, 07/25/2035 (P)	406,139	403,419

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.584%, 03/25/2036 (P)		$645,905	$133,604
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.852%, 05/25/2036 (P)		1,274,648	1,086,940
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.364%, 06/25/2046 (P)		1,040,796	454,144
Swan Trust, Series 2010-1, Class A
3.873%, 04/25/2041 (P)	AUD	1,115,911	981,397
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1 2.551%, 03/25/2037 (P)		$777,791	715,750
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036		726,535	367,550
U.S. Government Agency - 0.5%
Federal National Mortgage Association
Series 2007-63, Class FC,
0.534%, 07/25/2037 (P)		2,323,375	2,331,321
Series 2003-34, Class A1,
6.000%, 04/25/2043		13,161	14,676
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		16,695	19,106
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		94,652	106,099

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $18,842,063)			$18,772,317

ASSET BACKED SECURITIES - 3.0%
AMMC CDO, Series 2005-5A, Class A1A
0.507%, 08/08/2017 (P)(S)		151,185	150,924
ARES CLO Funds, Series 2006-6RA,
Class A1B
0.502%, 03/12/2018 (P)(S)		753,411	749,507
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.384%, 10/25/2035 (P)		100,129	98,136
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.934%, 08/15/2018 (P)(S)		4,800,000	4,910,270
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		673,489	415,793
Harvest CLO SA, Series IX, Class A1
0.825%, 03/29/2017 (P)	EUR	76,195	100,637
Magnolia Funding, Ltd., Series 2010-1A,
Class A1
0.578%, 04/11/2021 (P)(S)		482,264	623,889
SLM Student Loan Trust, Series 2008-9,
Class A
1.766%, 04/25/2023 (P)		$9,205,020	9,465,163
Wood Street CLO BV, Series II-A,
Class A1
0.587%, 03/29/2021 (P)(S)	EUR	251,599	325,841

TOTAL ASSET BACKED SECURITIES (Cost $16,877,849)			$16,840,160

The accompanying notes are an integral part of the financial statements.	162

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

PURCHASED OPTIONS - 0.0%
Put Options - 0.0%
Over the Counter USD Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and pay a
fixed rate of 3.875% (Expiration Date:
04/14/2014; Strike Price: $3.87,
Counterparty: Deutsche Bank AG) (I)	EUR	4,000,000	$200,132

TOTAL PURCHASED OPTIONS (Cost $203,400)			$200,132

SHORT-TERM INVESTMENTS - 0.3%
U.S. Government - 0.3%
U.S. Treasury Bill
0.007%, 01/02/2014 (D)*		34,000	33,997
0.035%, 09/12/2013 (D)*		270,000	269,997
0.085%, 01/16/2014 (D)*		662,000	661,926
0.128%, 02/06/2014 (D)*		551,000	550,905

			1,516,825

REPURCHASE AGREEMENT - 0.0%
Repurchase Agreement with State
Street Corp. dated 08/30/2013 at
0.000% to be repurchased at $142,000
on 09/03/2013, collateralized by
$145,000 U.S Treasury Note, 1.000%
due 08/31/2016 (valued at $146,582,
including interest)		142,000	142,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,658,608)			$1,658,825

Total Investments (Real Return Bond Fund)
(Cost $592,370,039) - 101.5%			$564,788,504
Other assets and liabilities, net - (1.5%)			(8,333,594)

TOTAL NET ASSETS - 100.0%			$556,454,910

Redwood Fund
		Shares or
		Principal
		Amount	Value

COMMON STOCKS - 80.4%
Consumer Discretionary - 12.0%
Hotels, Restaurants & Leisure - 4.9%
Las Vegas Sands Corp. (D)		299,800	$16,893,730
Yum! Brands, Inc. (D)		77,400	5,419,548

			22,313,278
Household Durables - 1.1%
Lennar Corp., Class A (D)		150,400	4,784,224
Internet & Catalog Retail - 0.9%
Expedia, Inc. (D)		90,000	4,208,400
Media - 2.9%
CBS Corp., Class B (D)		264,000	13,490,400
Specialty Retail - 0.5%
Abercrombie & Fitch Company, Class A (D)		60,200	2,125,662
Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc. (D)		149,000	7,868,690

			54,790,654
Consumer Staples - 10.8%
Beverages - 2.0%
Monster Beverage Corp. (D)(I)		156,400	8,975,796

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing - 2.3%
Walgreen Company (D)	76,400	$3,672,548
Whole Foods Market, Inc. (D)	130,600	6,889,150

		10,561,698
Food Products - 2.3%
Mead Johnson Nutrition Company	142,700	10,706,781
Household Products - 2.0%
The Procter & Gamble Company (D)	116,300	9,058,607
Personal Products - 2.2%
The Estee Lauder
Companies, Inc., Class A (D)	157,600	10,300,736

		49,603,618
Energy - 9.6%
Energy Equipment & Services - 4.3%
Cameron International Corp. (D)(I)	170,400	9,677,016
Schlumberger, Ltd. (D)	124,900	10,109,406

		19,786,422
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp. (D)	117,500	10,741,850
EOG Resources, Inc. (D)	87,300	13,710,465

		24,452,315

		44,238,737
Financials - 4.9%
Diversified Financial Services - 4.9%
Citigroup, Inc. (D)	368,600	17,814,438
JPMorgan Chase & Company (D)	93,100	4,704,343

		22,518,781

		22,518,781
Health Care - 15.8%
Health Care Equipment & Supplies - 3.4%
Edwards Lifesciences Corp. (D)(I)	137,400	9,670,212
Thoratec Corp. (D)(I)	168,300	6,013,359

		15,683,571
Health Care Providers & Services - 9.3%
Aetna, Inc. (D)	9,000	570,510
Express Scripts Holding Company (D)(I)	159,300	10,176,084
HCA Holdings, Inc. (D)	423,400	16,169,646
UnitedHealth Group, Inc. (D)	219,200	15,725,408

		42,641,648
Pharmaceuticals - 3.1%
Allergan, Inc. (D)	104,600	9,244,548
Bristol-Myers Squibb Company (D)	112,900	4,706,801

		13,951,349

		72,276,568
Industrials - 10.3%
Air Freight & Logistics - 2.2%
Expeditors International
of Washington, Inc. (D)	243,800	9,888,528
Building Products - 1.9%
Owens Corning, Inc. (D)(I)	228,500	8,555,040
Industrial Conglomerates - 2.7%
Danaher Corp. (D)	187,700	12,298,104
Machinery - 1.3%
Deere & Company (D)	73,500	6,147,540

The accompanying notes are an integral part of the financial statements.	163

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 2.2%
United Rentals, Inc. (D)(I)	188,400	$10,318,668

		47,207,880
Information Technology - 15.6%
Communications Equipment - 2.6%
F5 Networks, Inc. (D)(I)	64,600	5,386,348
Juniper Networks, Inc. (D)(I)	346,600	6,550,740

		11,937,088
Computers & Peripherals - 2.8%
Hewlett-Packard Company (D)	569,000	12,711,460
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (D)(I)	103,000	4,735,940
eBay, Inc. (D)(I)	67,000	3,349,330

		8,085,270
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Corp., Class A (D)	268,800	6,789,888
Software - 6.9%
Citrix Systems, Inc. (D)(I)	92,700	6,560,379
Microsoft Corp. (D)	294,200	9,826,280
Oracle Corp. (D)	487,200	15,522,192

		31,908,851

		71,432,557
Materials - 1.4%
Chemicals - 0.0%
LyondellBasell Industries NV, Class A (D)	700	49,105
Metals & Mining - 1.4%
United States Steel Corp. (D)	362,000	6,479,800

		6,528,905

TOTAL COMMON STOCKS (Cost $322,257,940)		$368,597,700

SHORT-TERM INVESTMENTS - 36.2%
Repurchase Agreement - 36.2%
Repurchase Agreement with State Street Corp.
dated 08/30/2013 at 0.000% to be
repurchased at $165,995,000 on 09/03/2013,
collateralized by $169,105,000
U.S. Treasury Notes, 0.250% due
03/31/2015 (valued at $169,316,381,
including interest)	$165,995,000	$165,995,000

TOTAL SHORT-TERM INVESTMENTS (Cost $165,995,000)		$165,995,000

Total Investments (Redwood Fund)
(Cost $488,252,940) - 116.6%		$534,592,700
Other assets and liabilities, net - (16.6%)		(76,137,899)

TOTAL NET ASSETS - 100.0%		$458,454,801

Science & Technology Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.0%
Consumer Discretionary - 10.4%
Automobiles - 3.0%
Tesla Motors, Inc. (I)	156,605	$26,466,241

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Toyota Motor Corp., ADR (L)	1,625	$196,284

		26,662,525
Household Durables - 0.3%
iRobot Corp. (I)	72,900	2,381,643
Internet & Catalog Retail - 7.1%
Amazon.com, Inc. (I)	115,375	32,418,068
Ctrip.com International, Ltd., ADR (I)(L)	95,500	4,394,910
Groupon, Inc. (I)	45,500	462,280
Netflix, Inc. (I)	12,345	3,504,869
priceline.com, Inc. (I)	15,275	14,336,046
Rakuten, Inc.	353,600	4,326,363
Vipshop Holdings, Ltd., ADR (I)(L)	62,995	2,727,684

		62,170,220

		91,214,388
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
GrubHub, Inc. (I)(R)	45,094	385,012
Health Care - 1.0%
Health Care Equipment & Supplies - 0.4%
Stryker Corp.	48,620	3,252,192
Pharmaceuticals - 0.6%
Hospira, Inc. (I)	130,540	5,094,976

		8,347,168
Industrials - 0.6%
Construction & Engineering - 0.4%
Quanta Services, Inc. (I)	144,202	3,769,440
Professional Services - 0.2%
RPX Corp. (I)	102,400	1,606,656

		5,376,096
Information Technology - 80.3%
Communications Equipment - 10.2%
Alcatel-Lucent, ADR (I)(L)	3,642,333	9,397,219
Aruba Networks, Inc. (I)	583,210	9,698,782
Cisco Systems, Inc.	1,702,160	39,677,350
F5 Networks, Inc. (I)	41,230	3,437,757
Finisar Corp. (I)	95,700	1,958,979
JDS Uniphase Corp. (I)(L)	327,700	4,204,391
Juniper Networks, Inc. (I)	97,300	1,838,970
Palo Alto Networks, Inc. (I)(L)	71,900	3,452,638
QUALCOMM, Inc.	232,935	15,438,932

		89,105,018
Computers & Peripherals - 7.5%
Apple, Inc.	24,000	11,689,200
Asustek Computer, Inc.	186,000	1,474,744
Dell, Inc.	1,096,500	15,098,805
Fusion-io, Inc. (I)	86,415	923,776
Lenovo Group, Ltd.	808,000	778,312
NEC Corp.	357,000	754,608
NetApp, Inc.	65,560	2,723,362
SanDisk Corp.	202,040	11,148,567
Seagate Technology PLC	183,530	7,032,870
Western Digital Corp.	218,460	13,544,520

		65,168,764
Electronic Equipment, Instruments & Components - 3.9%
Hirose Electric Company, Ltd.	25,400	3,327,104
IPG Photonics Corp. (L)	159,230	8,560,205

The accompanying notes are an integral part of the financial statements.	164

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Jabil Circuit, Inc.	199,800	$4,559,436
Keyence Corp.	8,100	2,663,191
Murata Manufacturing Company, Ltd.	21,200	1,446,981
National Instruments Corp.	75,300	2,089,575
Omron Corp.	65,000	2,024,029
RealD, Inc. (I)(L)	409,000	3,349,710
TPK Holding Company, Ltd.	9,000	94,809
Trimble Navigation, Ltd. (I)	223,900	5,653,475

		33,768,515
Internet Software & Services - 21.6%
Akamai Technologies, Inc. (I)	246,845	11,349,933
Angie’s List, Inc. (I)(L)	180,970	3,793,131
Baidu, Inc., ADR (I)	134,340	18,207,100
eBay, Inc. (I)	20,425	1,021,046
Facebook, Inc., Class A (I)	703,915	29,057,611
Google, Inc., Class A (I)	60,615	51,334,844
LinkedIn Corp., Class A (I)	9,045	2,171,162
NetEase.com, Inc., ADR	116,970	8,274,458
Pandora Media, Inc. (I)(L)	249,075	4,587,962
Qihoo 360 Technology
Company, Ltd., ADR (I)(L)	117,565	9,161,840
RealNetworks, Inc. (I)	303,500	2,321,775
Renren, Inc., ADR (I)	445	1,451
SINA Corp. (I)	155,675	12,052,359
Trulia, Inc. (I)(L)	137,400	5,704,848
VeriSign, Inc. (I)	144,100	6,915,359
Yahoo Japan Corp.	6,201	3,057,340
Yahoo!, Inc. (I)	189,120	5,128,934
Yandex NV, Class A (I)	171,470	5,487,040
Yelp, Inc. (I)	176,850	9,192,663

		188,820,856
IT Services - 3.8%
Accenture PLC, Class A	51,130	3,694,143
Automatic Data Processing, Inc.	7,375	524,805
Cognizant Technology
Solutions Corp., Class A (I)	28,900	2,118,370
Computer Sciences Corp.	43,130	2,162,970
Fiserv, Inc. (I)	25,805	2,484,247
Mastercard, Inc., Class A	9,660	5,854,733
The Western Union Company	222,030	3,892,186
Visa, Inc., Class A	70,560	12,307,075

		33,038,529
Semiconductors & Semiconductor Equipment - 16.9%
Altera Corp.	322,700	11,349,359
Analog Devices, Inc.	53,650	2,482,922
Applied Materials, Inc.	696,210	10,450,112
ARM Holdings PLC, ADR	145,700	5,905,221
ASML Holding NV, ADR	43,900	3,821,934
Atmel Corp. (I)	875,700	6,357,582
Avago Technologies, Ltd.	186,800	7,193,668
Broadcom Corp., Class A	85,400	2,157,204
First Solar, Inc. (I)	70,200	2,577,744
Freescale Semiconductor, Ltd. (I)(L)	253,480	3,629,834
Infineon Technologies AG	331,782	3,007,434
Intersil Corp., Class A	209,900	2,176,663
Lam Research Corp. (I)	135,825	6,338,953
Marvell Technology Group, Ltd.	732,295	8,868,092
MediaTek, Inc.	454,000	5,528,931
Mellanox Technologies, Ltd. (I)(L)	225,800	8,901,036
Micron Technology, Inc. (I)	722,655	9,806,428

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	199,700	$2,945,575
NXP Semiconductor NV (I)	196,400	7,300,188
ON Semiconductor Corp. (I)	1,120,700	8,113,868
Samsung Electronics Company, Ltd.	100	122,740
Semtech Corp. (I)	61,800	1,836,696
STR Holdings, Inc. (I)	485,166	805,376
SunPower Corp. (I)(L)	71,500	1,536,535
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	662,070	10,963,879
Texas Instruments, Inc.	123,230	4,707,386
Xilinx, Inc.	209,510	9,096,924

		147,982,284
Software - 16.4%
Activision Blizzard, Inc.	131,130	2,140,042
Adobe Systems, Inc. (I)	86,250	3,945,938
Aspen Technology, Inc. (I)	217,540	7,272,362
Autodesk, Inc. (I)	418,400	15,376,200
Cadence Design Systems, Inc. (I)	123,975	1,669,943
Check Point Software Technologies, Ltd. (I)	171,000	9,587,970
Citrix Systems, Inc. (I)	96,600	6,836,382
Electronic Arts, Inc. (I)	59,900	1,595,736
Gigamon, Inc. (I)	51,982	1,756,992
Intuit, Inc. (L)	37,265	2,367,445
Microsoft Corp.	1,255,750	41,942,050
Nintendo Company, Ltd.	11,300	1,271,548
Oracle Corp.	221,200	7,047,432
Red Hat, Inc. (I)	294,600	14,883,192
Salesforce.com, Inc. (I)	222,590	10,935,847
ServiceNow, Inc. (I)	113,800	5,334,944
Symantec Corp.	161,652	4,139,908
Workday, Inc., Class A (I)	65,200	4,728,956

		142,832,887

		700,716,853
Materials - 0.3%
Chemicals - 0.3%
Monsanto Company	9,255	905,972
Nitto Denko Corp.	29,300	1,550,374

		2,456,346

		2,456,346
Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
China Unicom Hong Kong, Ltd.	2,094,000	3,163,375

TOTAL COMMON STOCKS (Cost $758,785,514)		$811,659,238

UNAFFILIATED INVESTMENT COMPANIES - 0.2%
Financials - 0.2%
WisdomTree Japan Hedged Equity Fund (L)	30,775	1,350,715

TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $1,469,266)		$1,350,715

SECURITIES LENDING COLLATERAL - 5.6%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	4,908,105	49,118,846

TOTAL SECURITIES LENDING
COLLATERAL (Cost $49,116,308)		$49,118,846

The accompanying notes are an integral part of the financial statements.	165

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 6.2%
Money Market Funds - 5.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$2,086,275	$2,086,275
T. Rowe Price Prime Reserve Investment
Fund, 0.0333% (Y)	41,695,990	41,695,990

		43,782,265
Repurchase Agreement - 1.2%
Repurchase Agreement with State Street Corp.
dated 08/30/2013 at 0.000% to be
repurchased at $10,689,000 on 09/03/2013,
collateralized by $10,880,000 U.S. Treasury
Note, 0.375% due 04/15/2015 (valued at
$10,906,319, including interest)	10,689,000	10,689,000

TOTAL SHORT-TERM INVESTMENTS (Cost $54,471,265)		$54,471,265

Total Investments (Science & Technology Fund)
(Cost $863,842,353) - 105.0%		$916,600,064
Other assets and liabilities, net - (5.0%)		(43,458,321)

TOTAL NET ASSETS - 100.0%		$873,141,743

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 90.5%
U.S. Government - 19.6%
U.S. Treasury Notes
0.625%, 08/31/2017	$2,905,000	$2,830,786
0.750%, 03/31/2018	2,985,000	2,885,889
0.875%, 02/28/2017	11,620,000	11,551,918
1.250%, 09/30/2015	3,365,000	3,421,784
2.000%, 04/30/2016	3,340,000	3,458,466
2.125%, 05/31/2015	8,905,000	9,178,063
2.500%, 04/30/2015	11,005,000	11,398,770

		44,725,676
U.S. Government Agency - 70.9%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	10,746,000	11,066,188
2.125%, 09/15/2015	5,520,000	5,698,362
2.375%, 07/22/2015	5,300,000	5,479,585
5.125%, 04/19/2017 (S)	9,640,000	10,966,965
Federal Farm Credit Bank
0.900%, 12/26/2017	2,075,000	2,022,442
0.970%, 09/05/2017	2,695,000	2,648,379
1.030%, 03/12/2018	3,700,000	3,598,269
1.100%, 06/20/2017	2,830,000	2,798,669
1.240%, 11/13/2018	6,825,000	6,548,731
Federal Home Loan Bank
1.000%, 09/18/2017 to 10/16/2017	10,790,000	10,519,700
1.130%, 03/27/2018	4,750,000	4,591,811
1.150%, 07/25/2018	5,245,000	5,014,960
2.125%, 06/10/2016	1,245,000	1,289,410
Federal Home Loan Mortgage Corp.
1.100%, 05/07/2018	4,980,000	4,794,460
1.200%, 03/20/2018	2,330,000	2,261,225
2.212%, 09/01/2042 (P)	1,902,048	1,937,747
2.421%, 04/01/2037 (P)	1,560,681	1,655,062
2.846%, 06/01/2039 (P)	1,159,032	1,233,342

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.281%, 09/01/2039 (P)	$650,466	$696,405
6.000%, 12/01/2037	411,887	447,950
6.500%, 09/01/2039	354,285	391,985
Federal National Mortgage Association
0.500%, 07/02/2015	2,650,000	2,652,851
0.520%, 05/20/2016	6,675,000	6,615,025
0.580%, 04/25/2016	1,000,000	992,683
0.625%, 11/14/2016	1,780,000	1,756,910
0.900%, 11/27/2017	3,000,000	2,913,456
1.000%, 12/12/2017 to 12/28/2017	5,370,000	5,219,580
1.903%, 08/01/2042 (P)	1,704,705	1,727,916
2.361%, 09/01/2041 (P)	2,019,533	2,083,647
2.375%, 07/28/2015	3,500,000	3,626,963
2.427%, 04/01/2042 (P)	1,389,166	1,425,852
2.489%, 02/01/2042 (P)	2,141,955	2,206,083
3.500%, 12/01/2026	672,825	702,761
4.315%, 04/01/2048 (P)	7,155	7,572
5.500%, 05/01/2034 to 08/01/2040	4,450,206	4,833,615
6.000%, 12/01/2036 to 09/01/2037	6,177,562	6,733,691
6.500%, 01/01/2039	2,434,921	2,694,063
Government National Mortgage Association
2.500%, 01/20/2042 (P)	5,911,590	6,110,959
Tennessee Valley Authority
4.375%, 06/15/2015	6,765,000	7,234,870
4.500%, 04/01/2018	5,470,000	6,088,006
4.875%, 12/15/2016	3,959,000	4,423,114
5.500%, 07/18/2017	3,151,000	3,632,627
6.250%, 12/15/2017	1,613,000	1,914,700

		161,258,591

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $209,364,883)		$205,984,267

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.0%
U.S. Government Agency - 5.0%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.432%, 07/25/2022	4,165,840	362,999
Series K017, Class X1 IO,
1.598%, 12/25/2021	1,735,346	156,087
Series K708, Class X1 IO,
1.643%, 01/25/2019	3,941,874	272,115
Series K709, Class X1 IO,
1.676%, 03/25/2019	2,202,943	157,116
Series K707, Class X1 IO,
1.694%, 12/25/2018	1,486,372	102,756
Series K706, Class X1 IO,
1.732%, 10/25/2018	4,261,804	297,039
Series K711, Class X1 IO,
1.833%, 07/25/2019	5,690,766	466,364
Series K710, Class X1 IO,
1.914%, 05/25/2019	1,602,658	134,562
Series 4094, Class QA,
3.000%, 11/15/2039	4,507,148	4,672,366
Series 3956, Class DJ,
3.250%, 10/15/2036	1,170,753	1,201,240
Series 3499, Class PA,
4.500%, 08/15/2036	396,443	413,918
Series 3947, Class PA,
4.500%, 01/15/2041	287,260	308,972

The accompanying notes are an integral part of the financial statements.	166

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2012-110, Class MA,
3.000%, 07/25/2041	$843,740	$872,308
Series 2011-146, Class MA,
3.500%, 08/25/2041	1,730,008	1,775,928
Government National Mortgage Association,
Series 2012-114, Class IO
1.030%, 01/16/2053	1,357,219	127,519

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,623,647)		$11,321,289

SHORT-TERM INVESTMENTS - 3.8%
U.S. Government - 3.1%
U.S. Treasury Bill, 0.048%, 09/19/2013 *	7,000,000	6,999,944
Repurchase Agreement - 0.7%
Barclays Tri-Party Repurchase Agreement
dated 08/30/2013 at 0.040% to be
repurchased at $1,385,006 on 09/03/2013,
collateralized by $1,454,600 U.S. Treasury
Note, 0.750% due 03/31/2018 (valued at
$1,412,765, including interest)	1,385,000	1,385,000
Repurchase Agreement with State Street Corp.
dated 08/30/2013 at 0.000% to be
repurchased at $212,000 on 09/03/2013,
collateralized by $220,000 U.S. Treasury
Note, 0.625% due 07/15/2016 (valued at
$219,450, including interest).	212,000	212,000

		1,597,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,596,837)		$8,596,944

Total Investments (Short Term Government Income Fund)
(Cost $227,585,367) - 99.3%		$225,902,500
Other assets and liabilities, net - 0.7%		1,537,482

TOTAL NET ASSETS - 100.0%		$227,439,982

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.6%
Consumer Discretionary - 16.6%
Auto Components - 2.2%
Dana Holding Corp.	123,811	$2,595,079
Tenneco, Inc. (I)	44,008	2,030,087

		4,625,166
Hotels, Restaurants & Leisure - 3.7%
AFC Enterprises, Inc. (I)	34,902	1,429,237
Bloomin’ Brands, Inc. (I)	116,200	2,614,500
Buffalo Wild Wings, Inc. (I)	16,791	1,744,753
Life Time Fitness, Inc. (I)	41,562	2,077,684

		7,866,174
Household Durables - 1.9%
iRobot Corp. (I)	35,630	1,164,032
Standard Pacific Corp. (I)	133,049	949,970
Taylor Morrison Home Corp. (I)	94,536	1,948,387

		4,062,389

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 1.6%
HomeAway, Inc. (I)(L)	36,381	$1,147,457
HSN, Inc.	40,994	2,207,937

		3,355,394
Media - 1.1%
IMAX Corp. (I)(L)	86,200	2,365,328
Specialty Retail - 4.1%
DSW, Inc., Class A	26,202	2,255,730
Five Below, Inc. (I)(L)	34,221	1,257,622
Francesca’s Holdings Corp. (I)(L)	78,829	1,901,355
Lumber Liquidators Holdings, Inc. (I)	7,623	757,879
Pier 1 Imports, Inc.	113,573	2,489,520

		8,662,106
Textiles, Apparel & Luxury Goods - 2.0%
Skechers U.S.A., Inc., Class A (I)	74,024	2,274,758
Steven Madden, Ltd. (I)	33,280	1,797,120

		4,071,878

		35,008,435
Consumer Staples - 3.2%
Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc.	30,470	2,009,192
Food Products - 0.7%
WhiteWave Foods Company, Class A (I)(L)	76,033	1,453,751
Household Products - 1.0%
Spectrum Brands Holdings, Inc.	35,658	2,158,735
Personal Products - 0.6%
Elizabeth Arden, Inc. (I)	34,050	1,182,557

		6,804,235
Energy - 4.9%
Energy Equipment & Services - 1.1%
Patterson-UTI Energy, Inc.	48,981	959,538
Trican Well Service, Ltd.	94,829	1,349,417

		2,308,955
Oil, Gas & Consumable Fuels - 3.8%
Diamondback Energy, Inc. (I)	39,050	1,571,372
PDC Energy, Inc. (I)	27,282	1,565,441
Rex Energy Corp. (I)	82,970	1,725,776
Rosetta Resources, Inc. (I)	36,380	1,692,761
SemGroup Corp., Class A	28,400	1,503,496

		8,058,846

		10,367,801
Financials - 2.5%
Capital Markets - 2.1%
Financial Engines, Inc.	46,650	2,493,443
Virtus Investment Partners, Inc. (I)	6,664	1,161,535
WisdomTree Investments, Inc. (I)	76,700	859,040

		4,514,018
Real Estate Investment Trusts - 0.4%
Pebblebrook Hotel Trust	9,048	231,629
Potlatch Corp.	12,643	487,514

		719,143

		5,233,161
Health Care - 13.7%
Biotechnology - 5.1%
Arena Pharmaceuticals, Inc. (I)(L)	111,460	714,459

The accompanying notes are an integral part of the financial statements.	167

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Cubist Pharmaceuticals, Inc. (I)	31,620	$2,003,443
Exelixis, Inc. (I)(L)	161,400	808,614
Hyperion Therapeutics, Inc. (I)	16,553	403,562
Immunogen, Inc. (I)(L)	66,500	1,064,000
Incyte Corp. (I)(L)	31,910	1,081,430
Ironwood Pharmaceuticals, Inc. (I)(L)	54,843	638,921
NPS Pharmaceuticals, Inc. (I)	94,271	2,366,202
Seattle Genetics, Inc. (I)(L)	35,284	1,496,042
TESARO, Inc. (I)	9,200	318,136

		10,894,809
Health Care Equipment & Supplies - 2.4%
DexCom, Inc. (I)	73,923	1,999,617
HeartWare International, Inc. (I)	22,259	1,749,557
Insulet Corp. (I)	37,960	1,265,586

		5,014,760
Health Care Providers & Services - 2.8%
Acadia Healthcare Company, Inc. (I)	49,100	1,882,003
Envision Healthcare Holdings, Inc. (I)	30,860	809,766
Team Health Holdings, Inc. (I)	40,220	1,545,655
WellCare Health Plans, Inc. (I)	24,959	1,589,140

		5,826,564
Life Sciences Tools & Services - 1.2%
Covance, Inc. (I)	32,766	2,655,357
Pharmaceuticals - 2.2%
Pacira Pharmaceuticals, Inc. (I)	26,882	973,666
Salix Pharmaceuticals, Ltd. (I)	33,010	2,209,689
The Medicines Company (I)	44,180	1,396,530

		4,579,885

		28,971,375
Industrials - 21.3%
Aerospace & Defense - 2.8%
DigitalGlobe, Inc. (I)	53,720	1,622,344
Moog, Inc., Class A (I)	44,622	2,266,798
Teledyne Technologies, Inc. (I)	25,149	1,940,748

		5,829,890
Airlines - 0.9%
Spirit Airlines, Inc. (I)	62,594	1,951,055
Building Products - 3.3%
Apogee Enterprises, Inc.	61,159	1,706,336
Armstrong World Industries, Inc. (I)	46,908	2,277,852
Owens Corning, Inc. (I)	78,111	2,924,476

		6,908,664
Commercial Services & Supplies - 0.3%
Performant Financial Corp. (I)	50,200	543,666
Electrical Equipment - 2.3%
Acuity Brands, Inc. (L)	21,890	1,871,595
Generac Holdings, Inc.	43,815	1,734,636
Polypore International, Inc. (I)(L)	30,300	1,295,325

		4,901,556
Machinery - 2.1%
Altra Holdings, Inc.	99,845	2,481,148
Briggs & Stratton Corp.	103,409	1,974,078

		4,455,226
Professional Services - 3.3%
On Assignment, Inc. (I)	58,505	1,765,096
TrueBlue, Inc. (I)	96,396	2,344,351

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
WageWorks, Inc. (I)	70,971	$2,962,330

		7,071,777
Road & Rail - 3.1%
Avis Budget Group, Inc. (I)	77,601	2,077,379
Con-way, Inc.	53,707	2,234,211
Old Dominion Freight Line, Inc. (I)	52,600	2,283,892

		6,595,482
Trading Companies & Distributors - 3.2%
Applied Industrial Technologies, Inc.	48,877	2,327,523
HD Supply Holdings, Inc. (I)	78,773	1,791,298
WESCO International, Inc. (I)(L)	34,794	2,566,753

		6,685,574

		44,942,890
Information Technology - 28.9%
Communications Equipment - 0.8%
Ixia (I)	100,916	1,465,300
JDS Uniphase Corp. (I)	11,792	151,291

		1,616,591
Electronic Equipment, Instruments & Components - 0.9%
IPG Photonics Corp.	1,692	90,962
Rogers Corp. (I)	34,085	1,890,695

		1,981,657
Internet Software & Services - 12.0%
Angie’s List, Inc. (I)(L)	125,297	2,626,225
Bankrate, Inc. (I)	82,588	1,420,514
Constant Contact, Inc. (I)	2,600	49,738
Cornerstone OnDemand, Inc. (I)	34,648	1,784,718
CoStar Group, Inc. (I)	17,169	2,549,768
Dealertrack Technologies, Inc. (I)	55,500	2,197,245
Demandware, Inc. (I)	21,895	921,342
IAC/InterActiveCorp	62,281	3,057,374
LivePerson, Inc. (I)	8,493	79,155
OpenTable, Inc. (I)(L)	4,100	305,614
Pandora Media, Inc. (I)(L)	70,574	1,299,973
Shutterstock, Inc. (I)	23,835	1,183,169
Stamps.com, Inc. (I)	39,021	1,634,199
Trulia, Inc. (I)(L)	63,466	2,635,108
Web.com Group, Inc. (I)	129,795	3,662,815

		25,406,957
IT Services - 4.6%
Acxiom Corp. (I)	53,189	1,323,342
Heartland Payment Systems, Inc. (L)	47,633	1,760,039
MAXIMUS, Inc.	39,068	1,465,441
ServiceSource International, Inc. (I)	7,900	95,669
Virtusa Corp. (I)	55,277	1,454,891
WEX, Inc. (I)	25,615	2,049,968
WNS Holdings, Ltd., ADR (I)	75,081	1,518,889

		9,668,239
Semiconductors & Semiconductor Equipment - 2.1%
Lattice Semiconductor Corp. (I)	426,137	2,028,412
SunEdison, Inc. (I)	147,027	1,082,119
Ultratech, Inc. (I)	43,610	1,233,291

		4,343,822
Software - 8.5%
Cadence Design Systems, Inc. (I)(L)	198,476	2,673,472
Concur Technologies, Inc. (I)(L)	27,830	2,719,548
FleetMatics Group PLC (I)(L)	85,070	4,206,712

The accompanying notes are an integral part of the financial statements.	168

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Imperva, Inc. (I)	16,536	$780,499
PTC, Inc. (I)	70,399	1,835,302
ServiceNow, Inc. (I)	35,351	1,657,255
Splunk, Inc. (I)	17,094	943,760
Tyler Technologies, Inc. (I)	16,087	1,188,668
Verint Systems, Inc. (I)	62,237	2,063,157

		18,068,373

		61,085,639
Materials - 3.5%
Chemicals - 0.7%
Methanex Corp.	32,902	1,529,614
Construction Materials - 0.6%
Headwaters, Inc. (I)	136,983	1,172,574
Paper & Forest Products - 2.2%
KapStone Paper and Packaging Corp.	98,748	4,147,416
Louisiana-Pacific Corp. (I)	35,596	532,516

		4,679,932

		7,382,120

TOTAL COMMON STOCKS (Cost $166,580,914)		$199,795,656

PREFERRED SECURITIES - 0.4%
Consumer Discretionary - 0.4%
Mobileye (R)	24,657	860,529

TOTAL PREFERRED SECURITIES (Cost $860,529)		$860,529

SECURITIES LENDING COLLATERAL - 11.1%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	2,347,495	23,493,023

TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,491,778)		$23,493,023

SHORT-TERM INVESTMENTS - 27.0%
Repurchase Agreement - 27.0%
Deutsche Bank Tri-Party Repurchase
Agreement dated 08/30/2013 at 0.070% to
be repurchased at $57,100,444 on
09/03/2013, collateralized by $55,013,530
Federal National Mortgage Association,
3.500% - 6.000% due 07/01/2040 -
08/01/2043 (valued at $58,242,001
including interest)	$57,100,000	$57,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $57,100,000)		$57,100,000

Total Investments (Small Cap Growth Fund)
(Cost $248,033,221) - 133.1%		$281,249,208
Other assets and liabilities, net - (33.1%)		(69,991,776)

TOTAL NET ASSETS - 100.0%		$211,257,432

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.1%
Consumer Discretionary - 15.6%
Auto Components - 1.3%
Dana Holding Corp.	41,407	$867,891
Federal-Mogul Corp. (I)	6,207	94,719
Lear Corp.	2,259	155,306
Modine Manufacturing Company (I)	4,677	60,941
Motorcar Parts of America, Inc. (I)	2,590	23,906
Shiloh Industries, Inc.	1,546	18,954
Spartan Motors, Inc.	4,866	27,785
Standard Motor Products, Inc.	3,228	98,970
Stoneridge, Inc. (I)	2,033	25,291
Superior Industries International, Inc.	4,830	84,235
TRW Automotive Holdings Corp. (I)	13,616	940,457

		2,398,455
Automobiles - 0.6%
Thor Industries, Inc. (L)	21,583	1,105,698
Distributors - 0.1%
Core-Mark Holding Company, Inc.	2,190	138,189
VOXX International Corp. (I)	2,806	34,121
Weyco Group, Inc.	494	12,325

		184,635
Diversified Consumer Services - 0.3%
Ascent Capital Group, Inc., Class A (I)(L)	2,709	200,033
Bridgepoint Education, Inc. (I)	700	11,564
Cambium Learning Group, Inc. (I)	3,781	5,823
Carriage Services, Inc.	1,315	23,170
Corinthian Colleges, Inc. (I)	5,149	11,379
DeVry, Inc.	362	10,864
Education Management Corp. (I)	262	2,127
Mac-Gray Corp.	768	11,021
Matthews International Corp., Class A	253	9,336
Regis Corp. (L)	8,066	127,281
Steiner Leisure, Ltd. (I)	148	8,247
Stewart Enterprises, Inc., Class A	1,666	21,791

		442,636
Hotels, Restaurants & Leisure - 3.9%
Ambassadors Group, Inc.	202	703
Ark Restaurants Corp.	197	4,377
Bally Technologies, Inc. (I)(L)	16,438	1,185,653
Biglari Holdings, Inc. (I)	222	92,674
Bob Evans Farms, Inc. (L)	2,266	111,102
Boyd Gaming Corp. (I)(L)	13,073	158,445
Canterbury Park Holding Corp.	100	1,050
Carrols Restaurant Group, Inc. (I)	1,313	7,904
Churchill Downs, Inc.	1,871	151,551
Cracker Barrel Old Country Store, Inc.	9,191	904,578
DineEquity, Inc.	12,050	798,554
Dover Downs Gaming & Entertainment, Inc.	2,392	4,090
Frisch’s Restaurants, Inc.	301	5,873
Full House Resorts, Inc. (I)	632	1,732
Gaming Partners International Corp.	400	3,304
International Speedway Corp., Class A	5,732	177,635
Isle of Capri Casinos, Inc. (I)	7,312	54,548
Life Time Fitness, Inc. (I)(L)	759	37,942
Luby’s, Inc. (I)(L)	6,723	47,128
Marcus Corp.	3,767	46,334
Marriott Vacations Worldwide Corp. (I)	859	37,452
Monarch Casino & Resort, Inc. (I)	2,300	43,240
MTR Gaming Group, Inc. (I)	4,201	15,754
Orient-Express Hotels, Ltd., Class A (I)	11,800	142,780
Papa John’s International, Inc.	13,741	936,174
Pinnacle Entertainment, Inc. (I)	8,929	211,439

The accompanying notes are an integral part of the financial statements.	169

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Red Robin Gourmet Burgers, Inc. (I)(L)	18,262	$1,184,468
Rick’s Cabaret International, Inc. (I)	2,292	25,556
Ruby Tuesday, Inc. (I)	8,325	60,440
Speedway Motorsports, Inc.	6,730	118,986
The Wendy’s Company (L)	47,925	362,313
Vail Resorts, Inc.	2,087	141,916
WMS Industries, Inc. (I)	1,640	42,148

		7,117,843
Household Durables - 1.2%
Bassett Furniture Industries, Inc.	1,320	18,242
Beazer Homes USA, Inc. (I)(L)	2,854	48,347
Cavco Industries, Inc. (I)	648	34,046
Cobra Electronics Corp. (I)	400	1,148
CSS Industries, Inc.	926	20,205
Emerson Radio Corp. (I)	6,514	10,944
Flexsteel Industries, Inc.	431	9,693
Furniture Brands International, Inc. (I)(L)	1,629	945
Helen of Troy, Ltd. (I)	4,589	184,386
Hooker Furniture Corp. (L)	2,845	40,940
Jarden Corp. (I)	3,309	142,122
Kid Brands, Inc. (I)	2,309	3,417
La-Z-Boy, Inc. (L)	55,530	1,180,568
Lennar Corp., Class B	1,165	30,208
Lifetime Brands, Inc.	962	13,304
M/I Homes, Inc. (I)(L)	2,518	47,162
MDC Holdings, Inc.	1,223	34,036
Meritage Homes Corp. (I)	1,171	46,746
Mohawk Industries, Inc. (I)	1,176	138,168
NACCO Industries, Inc., Class A	500	27,790
Skyline Corp. (I)	705	3,363
Stanley Furniture Company, Inc. (I)	2,115	7,297
The Ryland Group, Inc. (L)	2,668	92,900
Universal Electronics, Inc. (I)	557	16,799

		2,152,776
Internet & Catalog Retail - 0.0%
1-800-Flowers.com, Inc., Class A (I)	5,490	29,866
dELiA*s, Inc. (I)	3,000	3,300
Gaiam, Inc., Class A (I)	3,280	16,794
ValueVision Media, Inc. (I)	2,703	13,218

		63,178
Leisure Equipment & Products - 0.1%
Callaway Golf Company	10,513	72,750
JAKKS Pacific, Inc. (L)	3,041	15,783
Johnson Outdoors, Inc., Class A (I)	200	5,038
Steinway Musical Instruments, Inc. (I)	2,960	119,170

		212,741
Media - 2.1%
AH Belo Corp., Class A	4,621	33,456
Ballantyne Strong, Inc. (I)	1,790	7,518
Beasley Broadcasting Group, Inc., Class A	447	3,339
Belo Corp., Class A	8,731	123,456
Central European Media
Enterprises, Ltd., Class A (I)	2,003	8,713
Cumulus Media, Inc., Class A (I)	968	4,646
DreamWorks Animation SKG, Inc., Class A (I)	2,570	72,731
Gray Television, Inc. (I)	8,117	53,572
Harte-Hanks, Inc.	9,457	78,493
Journal Communications, Inc., Class A (I)	8,168	58,728
Live Nation Entertainment, Inc. (I)	10,761	181,430
Martha Stewart Living
Omnimedia, Inc., Class A (I)	4,400	10,692

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Media General, Inc., Class A (I)(L)	5,000	$52,450
Meredith Corp. (L)	2,988	128,514
Nexstar Broadcasting Group, Inc., Class A	27,688	929,486
Radio One, Inc., Class D (I)	4,508	10,413
Salem Communications Corp., Class A	1,200	9,288
The EW Scripps Company, Class A (I)	6,860	104,341
The Interpublic Group of Companies, Inc.	60,219	946,643
The Madison Square Garden, Inc., Class A (I)	4,034	234,779
The McClatchy Company, Class A (I)(L)	8,210	25,451
The Washington Post Company, Class B	1,176	663,264

		3,741,403
Multiline Retail - 0.5%
Dillard’s, Inc., Class A	6,152	469,152
Fred’s, Inc., Class A (L)	6,736	105,284
Saks, Inc. (I)(L)	19,522	310,985
The Bon-Ton Stores, Inc.	592	6,518
Tuesday Morning Corp. (I)	4,400	54,164

		946,103
Specialty Retail - 4.3%
Aaron’s, Inc.	355	9,610
America’s Car-Mart, Inc. (I)	601	24,641
Barnes & Noble, Inc. (I)(L)	9,129	124,793
bebe stores, Inc. (L)	92,799	536,378
Big 5 Sporting Goods Corp.	498	8,332
Books-A-Million, Inc. (I)(L)	2,241	5,446
Brown Shoe Company, Inc. (L)	6,262	140,394
Build-A-Bear Workshop, Inc. (I)	3,247	23,411
Cabela’s, Inc. (I)	4,283	280,665
Cache, Inc. (I)	3,112	15,529
Christopher & Banks Corp. (I)	7,727	42,808
Citi Trends, Inc. (I)	353	5,729
Conn’s, Inc. (I)	7,677	511,365
Destination XL Group, Inc. (I)	6,459	39,077
GameStop Corp., Class A	16,216	814,205
Genesco, Inc. (I)	1,182	72,906
GNC Holdings, Inc., Class A	18,857	959,256
Group 1 Automotive, Inc.	3,300	253,209
Haverty Furniture Companies, Inc.	3,731	90,328
hhgregg, Inc. (I)(L)	1,994	36,111
Lithia Motors, Inc., Class A (L)	5,348	350,936
MarineMax, Inc. (I)	4,389	53,721
New York & Company, Inc. (I)	2,900	14,210
Office Depot, Inc. (I)	13,411	56,192
OfficeMax, Inc. (L)	7,873	85,580
Pacific Sunwear of California, Inc. (I)(L)	15,200	49,552
Penske Automotive Group, Inc. (L)	25,731	1,004,281
Perfumania Holdings, Inc. (I)	1,016	5,019
Pier 1 Imports, Inc.	36,559	801,373
RadioShack Corp. (I)	2,661	8,701
Rent-A-Center, Inc.	12,800	480,128
Shoe Carnival, Inc.	2,916	74,037
Sonic Automotive, Inc., Class A	1,607	35,017
Stage Stores, Inc.	5,947	110,793
Stein Mart, Inc.	5,406	65,683
Systemax, Inc.	4,305	39,132
The Children’s Place Retail Stores, Inc. (I)	190	10,104
The Men’s Wearhouse, Inc.	7,700	289,905
The Pep Boys - Manny, Moe & Jack (I)(L)	9,800	110,054
The Wet Seal, Inc., Class A (I)	14,505	52,943
West Marine, Inc. (I)	4,685	53,222
Zale Corp. (I)	6,957	87,032

		7,831,808

The accompanying notes are an integral part of the financial statements.	170

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.2%
Charles & Colvard, Ltd. (I)	775	$5,417
Culp, Inc.	709	13,584
Delta Apparel, Inc. (I)	522	8,613
G-III Apparel Group, Ltd. (I)	981	44,940
Iconix Brand Group, Inc. (I)(L)	14,828	486,655
Lakeland Industries, Inc. (I)	700	2,905
Maidenform Brands, Inc. (I)	1,670	39,145
Movado Group, Inc.	3,584	152,714
Perry Ellis International, Inc.	2,224	40,744
PVH Corp.	6,629	853,484
Quiksilver, Inc. (I)(L)	18,231	90,243
RG Barry Corp.	1,273	20,279
Rocky Brands, Inc.	1,126	17,892
Skechers U.S.A., Inc., Class A (I)	5,025	154,418
The Jones Group, Inc.	8,281	121,979
Unifi, Inc. (I)	3,710	84,032

		2,137,044

		28,334,320
Consumer Staples - 3.2%
Beverages - 0.2%
Constellation Brands, Inc., Class A (I)	6,185	335,536
Craft Brewers Alliance, Inc. (I)	2,766	33,192
MGP Ingredients, Inc.	2,626	13,235

		381,963
Food & Staples Retailing - 0.8%
Ingles Markets, Inc., Class A	2,701	67,498
Nash Finch Company	2,322	56,726
Spartan Stores, Inc.	3,848	79,115
Susser Holdings Corp. (I)(L)	3,944	188,168
The Andersons, Inc.	2,318	152,200
The Pantry, Inc. (I)	4,883	55,715
United Natural Foods, Inc. (I)	12,714	770,850
Village Super Market, Inc., Class A	313	10,952
Weis Markets, Inc. (L)	2,061	96,826

		1,478,050
Food Products - 1.6%
Alico, Inc.	490	19,727
Boulder Brands, Inc. (I)(L)	6,928	107,800
Cal-Maine Foods, Inc.	700	31,941
Chiquita Brands International, Inc. (I)	5,723	70,565
Dean Foods Company (I)	8,807	168,733
Dole Food Company, Inc. (I)	9,842	135,032
Fresh Del Monte Produce, Inc.	9,985	288,167
Griffin Land & Nurseries, Inc.	68	2,090
Omega Protein Corp. (I)	4,810	43,050
Post Holdings, Inc. (I)	2,460	105,042
Seaboard Corp.	47	125,960
Seneca Foods Corp., Class A (I)	2,016	59,412
Smithfield Foods, Inc. (I)	19,056	638,948
Snyders-Lance, Inc.	1,625	43,713
The Hain Celestial Group, Inc. (I)(L)	5,342	436,869
TreeHouse Foods, Inc. (I)	10,427	678,068

		2,955,117
Household Products - 0.3%
Central Garden & Pet Company (I)	2,475	15,989
Central Garden & Pet Company, Class A (I)	6,231	39,006
Oil-Dri Corp. of America	855	26,514
Orchids Paper Products Company	625	17,181
Spectrum Brands Holdings, Inc.	5,367	324,918

		423,608

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products - 0.2%
CCA Industries, Inc.	400	$1,380
Inter Parfums, Inc.	1,654	43,947
Mannatech, Inc. (I)	83	2,300
Nutraceutical International Corp.	2,391	53,917
Prestige Brands Holdings, Inc. (I)	9,492	308,205

		409,749
Tobacco - 0.1%
Alliance One International, Inc. (I)(L)	16,283	46,081
Universal Corp. (L)	3,700	181,374

		227,455

		5,875,942
Energy - 8.4%
Energy Equipment & Services - 4.6%
Basic Energy Services, Inc. (I)	5,693	66,267
Bolt Technology Corp.	1,048	18,529
Bristow Group, Inc.	6,352	417,326
C&J Energy Services, Inc. (I)(L)	774	15,890
Cal Dive International, Inc. (I)(L)	8,437	17,043
Dawson Geophysical Company (I)	1,649	59,199
Dresser-Rand Group, Inc. (I)	12,598	767,722
ENGlobal Corp. (I)	267	318
Era Group, Inc. (I)	2,519	62,547
Exterran Holdings, Inc. (I)	9,219	252,877
Global Geophysical Services, Inc. (I)	4,342	10,942
Gulf Island Fabrication, Inc.	3,360	78,926
Gulfmark Offshore, Inc., Class A	5,420	249,212
Helix Energy Solutions Group, Inc. (I)	56,847	1,422,880
Hercules Offshore, Inc. (I)	20,463	147,334
Hornbeck Offshore Services, Inc. (I)(L)	5,800	315,984
Matrix Service Company (I)	3,185	49,654
Mitcham Industries, Inc. (I)	2,445	42,934
Nabors Industries, Ltd.	10,197	157,034
Natural Gas Services Group, Inc. (I)	2,736	75,021
Newpark Resources, Inc. (I)	14,056	156,443
Oceaneering International, Inc.	11,804	915,754
Oil States International, Inc. (I)	9,320	831,530
Parker Drilling Company (I)	16,317	93,660
Patterson-UTI Energy, Inc.	9,862	193,197
PHI, Inc. (I)	2,700	94,716
Pioneer Energy Services Corp. (I)	13,710	92,680
Rowan Companies PLC, Class A (I)	13,921	493,082
SEACOR Holdings, Inc. (L)	2,930	243,424
Superior Energy Services, Inc. (I)	3,576	87,827
Tesco Corp. (I)	139	2,148
TETRA Technologies, Inc. (I)	7,049	82,826
Tidewater, Inc.	5,452	294,190
Unit Corp. (I)	10,500	483,525
Willbros Group, Inc. (I)	11,697	106,560

		8,399,201
Oil, Gas & Consumable Fuels - 3.8%
Alon USA Energy, Inc.	8,155	101,285
Alpha Natural Resources, Inc. (I)	13,589	82,621
Approach Resources, Inc. (I)(L)	1,893	44,107
Bill Barrett Corp. (I)(L)	4,159	89,543
Biofuel Energy Corp. (I)(L)	240	922
BPZ Resources, Inc. (I)	7,809	17,805
Carrizo Oil & Gas, Inc. (I)(L)	2,015	69,034
Cimarex Energy Company	1,698	142,309
Clayton Williams Energy, Inc. (I)	372	18,325
Cloud Peak Energy, Inc. (I)(L)	1,335	21,013
Comstock Resources, Inc.	5,496	80,242

The accompanying notes are an integral part of the financial statements.	171

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Contango Oil & Gas Company	761	$27,289
Crimson Exploration, Inc. (I)	6,418	18,933
Delek US Holdings, Inc.	5,562	138,271
DHT Holdings, Inc.	1,910	7,736
Double Eagle Petroleum Company (I)	1,718	5,618
Emerald Oil, Inc. (I)	2,382	15,531
Endeavour International Corp. (I)(L)	3,363	16,815
Energen Corp.	13,885	920,714
EPL Oil & Gas, Inc. (I)	7,993	270,483
Green Plains Renewable Energy, Inc. (L)	7,707	124,006
Harvest Natural Resources, Inc. (I)(L)	6,322	29,840
HKN, Inc. (I)	8	576
Knightsbridge Tankers, Ltd.	254	2,154
Magnum Hunter Resources Corp. (I)	2,084	9,691
Newfield Exploration Company (I)	3,483	82,965
Nordic American Tankers, Ltd.	459	3,530
Overseas Shipholding Group, Inc. (I)	4,418	13,828
PDC Energy, Inc. (I)(L)	4,810	275,998
Penn Virginia Corp. (I)(L)	5,500	26,455
QEP Resources, Inc.	1,877	51,280
Renewable Energy Group, Inc. (I)	1,366	21,105
Rex Energy Corp. (I)	5,913	122,990
Rosetta Resources, Inc. (I)	15,879	738,850
SemGroup Corp., Class A	2,466	130,550
Ship Finance International, Ltd.	1,579	24,411
Stone Energy Corp. (I)(L)	3,527	96,640
Swift Energy Company (I)(L)	5,863	66,135
Targa Resources Corp.	13,807	940,119
Tesoro Corp.	5,996	276,356
Triangle Petroleum Corp. (I)	5,316	35,351
Ultra Petroleum Corp. (I)(L)	43,739	905,397
USEC, Inc. (I)(L)	935	15,390
Vaalco Energy, Inc. (I)	4,771	26,527
Warren Resources, Inc. (I)	7,110	20,335
Western Refining, Inc. (L)	13,551	397,451
Whiting Petroleum Corp. (I)	5,425	273,800
WPX Energy, Inc. (I)	4,159	77,607

		6,877,933

		15,277,134
Financials - 22.9%
Capital Markets - 2.9%
Affiliated Managers Group, Inc. (I)	5,466	952,833
American Capital, Ltd. (I)	42,022	524,435
Artisan Partners Asset Management, Inc.	4,502	216,051
Calamos Asset Management, Inc., Class A	923	9,156
Capital Southwest Corp. (L)	2,788	91,920
Cowen Group, Inc., Class A (I)	25,390	82,264
E*TRADE Financial Corp. (I)	96,821	1,359,367
Evercore Partners, Inc., Class A	20,006	892,068
GFI Group, Inc.	7,774	31,174
Gleacher & Company, Inc. (I)	230	3,096
Harris & Harris Group, Inc. (I)	4,423	13,490
ICG Group, Inc. (I)	1,991	24,927
INTL. FCStone, Inc. (I)(L)	199	3,825
Investment Technology Group, Inc. (I)	6,101	103,717
Janus Capital Group, Inc. (L)	20,542	171,731
JMP Group, Inc.	3,000	19,290
KCG Holdings, Inc., Class A (I)	782	6,788
Legg Mason, Inc. (L)	14,190	461,459
MCG Capital Corp.	13,908	68,010
Medallion Financial Corp.	3,535	49,985
Oppenheimer Holdings, Inc., Class A	1,506	26,355

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Piper Jaffray Companies (I)	300	$9,753
Safeguard Scientifics, Inc. (I)(L)	1,932	28,091
Stifel Financial Corp. (I)	100	4,002
SWS Group, Inc. (I)	4,200	22,050

		5,175,837
Commercial Banks - 8.8%
1st Source Corp.	3,680	94,797
1st United Bancorp, Inc.	1,670	11,957
Access National Corp.	359	4,882
American National Bankshares, Inc.	539	11,783
Ameris Bancorp (I)(L)	2,259	43,282
Associated Banc-Corp.	20,485	326,736
Bancfirst Corp.	601	30,699
Bank of Florida Corp. (I)	2,087	0
Bank of Kentucky Financial Corp.	89	2,404
Banner Corp.	2,395	82,053
Bar Harbor Bankshares	232	8,352
BBCN Bancorp, Inc.	8,740	116,766
Boston Private Financial Holdings, Inc. (L)	97,775	999,261
Bridge Bancorp, Inc.	111	2,349
Bryn Mawr Bank Corp.	454	11,445
C&F Financial Corp.	63	3,161
Camden National Corp.	211	8,052
Capital Bank Financial Corp., Class A (I)	392	7,742
Capital City Bank Group, Inc. (I)	2,956	35,236
CapitalSource, Inc.	8,473	97,863
Cardinal Financial Corp.	4,374	71,909
Cathay General Bancorp	10,181	224,186
Center Bancorp, Inc.	1,133	15,817
Centerstate Banks, Inc.	2,800	25,620
Century Bancorp, Inc., Class A	108	3,417
Chemical Financial Corp.	2,894	78,833
City Holding Company (L)	378	15,441
CoBiz Financial, Inc.	5,644	50,570
Columbia Banking System, Inc.	2,584	59,949
Community Bank Systems, Inc. (L)	2,500	83,100
Community Trust Bancorp, Inc. (L)	1,331	50,205
CVB Financial Corp. (L)	65,615	835,935
East West Bancorp, Inc.	30,197	882,658
Enterprise Bancorp, Inc.	204	3,790
Enterprise Financial Services Corp.	3,205	52,979
Fidelity Southern Corp.	818	11,755
Financial Institutions, Inc.	1,228	22,767
First Bancorp North Carolina	3,981	55,973
First BanCorp Puerto Rico (I)	1,207	7,713
First Bancorp, Inc. Maine	642	10,452
First Busey Corp.	6,309	30,031
First Commonwealth Financial Corp. (L)	18,527	135,803
First Community Bancshares, Inc.	2,119	31,891
First Financial Bancorp	2,582	38,730
First Financial Corp.	1,254	38,147
First Financial Holdings, Inc.	1,957	105,345
First Interstate Bancsystem, Inc.	1,557	35,391
First Merchants Corp.	5,413	92,454
First Midwest Bancorp, Inc.	7,964	119,699
First Niagara Financial Group, Inc.	10,381	104,848
First South Bancorp, Inc. (I)	777	4,957
Flushing Financial Corp.	4,011	71,797
FNB Corp. (L)	61,444	741,629
German American Bancorp, Inc.	343	8,187
Glacier Bancorp, Inc.	41,401	977,064
Great Southern Bancorp, Inc.	1,203	31,976
Hanmi Financial Corp.	1,541	25,165

The accompanying notes are an integral part of the financial statements.	172

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Heartland Financial USA, Inc.	1,587	$43,119
Heritage Commerce Corp.	2,067	14,221
Horizon Bancorp	400	8,672
Hudson Valley Holding Corp.	598	10,979
Iberiabank Corp.	1,700	88,978
Independent Bank Corp. - Massachusetts (L)	2,687	95,415
Independent Bank Corp. - Michigan (I)	2,100	19,950
International Bancshares Corp.	12,100	265,232
Intervest Bancshares Corp., Class A (I)	2,237	15,570
Lakeland Bancorp, Inc.	3,353	36,581
Lakeland Financial Corp.	1,305	40,586
Macatawa Bank Corp. (I)	800	3,576
MainSource Financial Group, Inc. (L)	4,787	68,215
MB Financial, Inc.	7,939	214,274
MBT Financial Corp. (I)	1,037	4,210
Mercantile Bank Corp.	1,058	21,160
Merchants Bancshares, Inc.	540	15,806
Metro Bancorp, Inc. (I)	1,942	36,937
MetroCorp Bancshares, Inc.	722	7,307
MidSouth Bancorp, Inc.	729	10,964
MidWestOne Financial Group, Inc.	305	7,168
National Penn Bancshares, Inc. (L)	11,091	111,354
NBT Bancorp, Inc.	1,585	33,951
NewBridge Bancorp (I)(L)	2,100	15,120
North Valley Bancorp (I)	43	795
Northrim BanCorp, Inc.	492	11,109
OFG Bancorp (L)	4,139	71,108
Old National Bancorp	1,789	23,507
Old Second Bancorp, Inc. (I)	1,554	8,936
OmniAmerican Bancorp, Inc. (I)	1,661	37,788
Pacific Continental Corp.	2,139	26,887
Pacific Mercantile Bancorp (I)	1,399	8,730
Pacific Premier Bancorp, Inc. (I)	659	8,745
Park National Corp.	266	20,240
Park Sterling Corp.	3,302	19,713
Peapack Gladstone Financial Corp.	607	10,088
Peoples Bancorp, Inc.	2,601	54,517
Pinnacle Financial Partners, Inc. (I)	6,390	178,601
Popular, Inc. (I)	6,410	199,095
Porter Bancorp, Inc. (I)	735	1,058
Preferred Bank (I)	1,111	17,865
PrivateBancorp, Inc.	200	4,364
Renasant Corp. (L)	5,254	132,243
Republic Bancorp, Inc., Class A (L)	822	21,709
Republic First Bancorp, Inc. (I)	1,501	5,178
S&T Bancorp, Inc.	2,700	60,696
Sandy Spring Bancorp, Inc.	2,665	59,563
Seacoast Banking Corp. of Florida (I)	3,000	6,180
Shore Bancshares, Inc. (I)	600	4,950
Sierra Bancorp	1,564	22,553
Simmons First National Corp., Class A	1,519	36,775
Southern Community Financial Corp. (I)	1,600	352
Southside Bancshares, Inc. (L)	1,535	38,191
Southwest Bancorp, Inc. (I)	3,030	43,753
StellarOne Corp.	5,610	114,893
Sterling Bancorp	2,700	34,263
Suffolk Bancorp (I)	2,043	34,751
Sun Bancorp, Inc. (I)	1,364	4,965
Susquehanna Bancshares, Inc.	90,179	1,137,157
Synovus Financial Corp.	77,318	246,644
Taylor Capital Group, Inc. (I)	1,958	41,431
Texas Capital Bancshares, Inc. (I)	15,740	693,819
The Bancorp, Inc. (I)	5,997	94,813

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Tompkins Financial Corp.	325	$14,105
TowneBank	2,665	37,443
Trico Bancshares	1,200	24,600
Trustmark Corp.	2,664	66,227
UMB Financial Corp. (L)	509	30,403
Umpqua Holdings Corp. (L)	15,577	252,970
Union First Market Bankshares Corp.	2,679	57,304
United Community Banks, Inc. (I)	300	4,374
Univest Corp. of Pennsylvania	1,917	36,538
Virginia Commerce Bancorp, Inc. (I)	5,671	83,534
Washington Banking Company	1,315	18,042
Washington Trust Bancorp, Inc.	2,092	62,781
Webster Financial Corp.	35,345	935,229
WesBanco, Inc.	4,767	136,765
West Bancorp, Inc.	1,494	18,824
Wilshire Bancorp, Inc.	3,138	25,512
Wintrust Financial Corp. (L)	28,393	1,125,499
Yadkin Financial Corp. (I)	538	7,979
Zions Bancorporation	44,388	1,241,532

		15,962,034
Consumer Finance - 0.2%
Asta Funding, Inc.	2,466	21,084
Atlanticus Holdings Corp. (I)	972	3,606
Cash America International, Inc. (L)	1,700	72,726
Green Dot Corp., Class A (I)	418	9,597
Nelnet, Inc., Class A	4,940	187,127
Nicholas Financial, Inc.	75	1,211
The First Marblehead Corp. (I)(L)	4,620	3,700

		299,051
Diversified Financial Services - 0.5%
Interactive Brokers Group, Inc., Class A	1,167	19,582
Marlin Business Services Corp.	2,737	66,673
MicroFinancial, Inc.	1,317	10,049
NewStar Financial, Inc. (I)(L)	7,164	94,350
PHH Corp. (I)	7,810	162,995
PICO Holdings, Inc. (I)	1,866	39,354
Resource America, Inc., Class A	3,296	24,621
The NASDAQ OMX Group, Inc.	18,489	552,082

		969,706
Insurance - 6.6%
Allied World Assurance Company Holdings AG	5,100	467,823
American Equity Investment Life
Holding Company (L)	9,942	196,951
American Financial Group, Inc.	31,678	1,632,367
American National Insurance Company	431	45,242
American Safety Insurance Holdings, Ltd. (I)	2,162	65,141
AMERISAFE, Inc.	2,787	90,828
Argo Group International Holdings, Ltd.	5,017	204,894
Arthur J. Gallagher & Company	20,277	838,251
Aspen Insurance Holdings, Ltd.	8,155	290,073
Assurant, Inc.	9,808	520,216
Assured Guaranty, Ltd.	18,410	366,175
Axis Capital Holdings, Ltd.	10,224	439,530
CNO Financial Group, Inc.	42,875	582,671
Donegal Group, Inc., Class A	2,470	33,296
Eastern Insurance Holdings, Inc.	2,200	44,022
EMC Insurance Group, Inc.	570	15,903
Employers Holdings, Inc.	1,300	34,463
Endurance Specialty Holdings, Ltd. (L)	5,786	289,994
FBL Financial Group, Inc., Class A	4,767	210,129
Federated National Holding Company	1,233	12,182

The accompanying notes are an integral part of the financial statements.	173

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
First Acceptance Corp. (I)	4,470	$7,912
First American Financial Corp.	5,937	124,083
Genworth Financial, Inc., Class A (I)	31,119	367,204
Global Indemnity PLC (I)	2,416	59,264
Greenlight Capital Re, Ltd., Class A (I)(L)	2,000	53,700
Hallmark Financial Services, Inc. (I)	3,571	30,104
Hilltop Holdings, Inc. (I)	10,029	157,054
Horace Mann Educators Corp.	6,503	171,419
Independence Holding Company	2,816	39,424
Investors Title Company	98	6,983
Kemper Corp.	10,242	347,716
Maiden Holdings, Ltd.	9,561	125,058
Markel Corp. (I)	183	93,458
MBIA, Inc. (I)	16,612	196,520
Meadowbrook Insurance Group, Inc. (L)	6,598	39,456
Montpelier Re Holdings, Ltd.	9,927	246,686
National Interstate Corp.	809	20,346
National Western Life Insurance
Company, Class A	59	11,684
Old Republic International Corp.	19,732	280,194
OneBeacon Insurance Group, Ltd., Class A	2,629	37,542
PartnerRe, Ltd.	5,456	475,490
Platinum Underwriters Holdings, Ltd.	4,109	237,418
Primerica, Inc.	677	25,137
Protective Life Corp.	10,342	432,192
Reinsurance Group of America, Inc.	8,136	527,294
Safety Insurance Group, Inc.	1,282	64,279
Selective Insurance Group, Inc. (L)	3,257	74,683
StanCorp Financial Group, Inc. (L)	4,763	249,200
State Auto Financial Corp. (L)	4,956	92,529
Stewart Information Services Corp.	3,868	118,322
Symetra Financial Corp.	5,168	89,251
The Hanover Insurance Group, Inc.	4,623	246,267
The Navigators Group, Inc. (I)	1,843	100,867
The Phoenix Companies, Inc. (I)	1,311	49,687
Tower Group International, Ltd. (L)	9,158	129,403
United Fire Group, Inc.	1,493	42,834
Universal Insurance Holdings, Inc. (L)	2,633	19,432
Validus Holdings, Ltd.	6,714	232,372

		12,002,615
Real Estate Investment Trusts - 2.0%
DCT Industrial Trust, Inc.	111,100	743,259
Douglas Emmett, Inc.	31,100	718,410
LaSalle Hotel Properties	30,220	801,737
Lexington Realty Trust	74,800	876,656
Mid-America Apartment Communities, Inc.	5,800	357,628
Ryman Hospitality Properties	1,524	50,353
The Geo Group, Inc.	4,664	145,563

		3,693,606
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc. (I)	7,217	259,595
AV Homes, Inc. (I)	2,810	45,185
Consolidated-Tomoka Land Company	236	8,520
Forestar Group, Inc. (I)	663	13,233
Jones Lang LaSalle, Inc.	9,429	775,441
Thomas Properties Group, Inc.	4,372	24,046
ZipRealty, Inc. (I)	1,200	5,700

		1,131,720
Thrifts & Mortgage Finance - 1.3%
Astoria Financial Corp. (L)	10,259	126,186
Atlantic Coast Financial Corp. (I)	176	743

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Banc of California, Inc.	935	$12,436
Bank Mutual Corp.	7,055	41,907
BankFinancial Corp.	4,921	41,336
BBX Capital Corp., Class A (I)	1,405	17,787
Beneficial Mutual Bancorp, Inc. (I)	2,325	21,530
Berkshire Hills Bancorp, Inc.	2,695	66,971
BofI Holding, Inc. (I)	1,730	112,052
Brookline Bancorp, Inc.	5,935	53,712
Cape Bancorp, Inc.	443	3,991
Clifton Savings Bancorp, Inc.	202	2,434
Dime Community Bancshares, Inc.	2,812	44,767
Doral Financial Corp. (I)	382	9,042
ESB Financial Corp.	529	6,258
ESSA Bancorp, Inc.	2,103	22,418
Federal Agricultural Mortgage Corp., Class C	1,732	58,282
First Defiance Financial Corp. (L)	1,313	32,182
First Financial Northwest, Inc.	2,932	31,226
Hampden Bancorp, Inc.	942	14,620
HF Financial Corp.	155	1,996
Hingham Institution for Savings	82	5,428
Home Bancorp, Inc. (I)	1,531	26,119
Home Federal Bancorp, Inc.	3,822	48,807
Hudson City Bancorp, Inc.	20,492	188,321
Kearny Financial Corp. (I)	378	3,697
Louisiana Bancorp, Inc. (I)	100	1,700
Meridian Interstate Bancorp, Inc. (I)	1,777	34,865
MGIC Investment Corp. (I)	10,189	73,565
Northfield Bancorp, Inc.	84	1,008
Northwest Bancshares, Inc. (L)	1,700	22,678
OceanFirst Financial Corp.	1,640	26,748
Oritani Financial Corp.	267	4,141
People’s United Financial, Inc. (L)	18,740	266,483
Provident Financial Holdings, Inc.	768	13,647
Provident Financial Services, Inc.	7,468	120,832
Provident New York Bancorp	2,310	23,516
Pulaski Financial Corp.	282	2,840
Radian Group, Inc. (L)	23,661	320,607
Rockville Financial, Inc.	1,234	16,104
Roma Financial Corp. (I)	100	1,796
SI Financial Group, Inc.	835	9,327
Simplicity Bancorp, Inc.	627	9,292
Teche Holding Company	71	3,157
Territorial Bancorp, Inc.	952	20,858
TierOne Corp. (I)	1,301	1
Tree.com, Inc.	2,817	70,538
TrustCo Bank Corp.	4,173	24,370
United Financial Bancorp, Inc.	2,436	38,148
ViewPoint Financial Group	1,220	24,266
Walker & Dunlop, Inc. (I)	1,711	24,861
Washington Federal, Inc.	7,564	158,012
Waterstone Financial, Inc. (I)	718	7,015
Westfield Financial, Inc.	5,678	37,361
WSFS Financial Corp.	256	15,258

		2,367,242

		41,601,811
Health Care - 9.6%
Biotechnology - 0.7%
Arqule, Inc. (I)	721	2,012
Astex Pharmaceuticals (I)	9,246	60,561
Celldex Therapeutics, Inc. (I)(L)	4,514	98,044
Cubist Pharmaceuticals, Inc. (I)	15,660	992,218
Enzon Pharmaceuticals, Inc. (L)	4,300	7,396

The accompanying notes are an integral part of the financial statements.	174

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Maxygen, Inc.	5,344	$13,520
MediciNova, Inc. (I)	906	2,156
Repligen Corp. (I)(L)	1,800	17,568

		1,193,475
Health Care Equipment & Supplies - 2.9%
Alere, Inc. (I)	7,515	234,243
Alphatec Holdings, Inc. (I)	11,650	23,067
Analogic Corp.	900	67,176
AngioDynamics, Inc. (I)	4,853	52,898
Anika Therapeutics, Inc. (I)	2,936	67,939
Baxano Surgical, Inc. (I)	2,684	4,670
CONMED Corp. (L)	2,832	88,047
CryoLife, Inc.	2,939	17,840
Cutera, Inc. (I)	2,718	25,413
Digirad Corp. (I)	3,687	9,328
Exactech, Inc. (I)	1,030	19,611
Greatbatch, Inc. (I)	4,338	147,362
Haemonetics Corp. (I)(L)	18,925	754,161
Hill-Rom Holdings, Inc.	1,344	45,884
Hologic, Inc. (I)	16,355	349,016
Invacare Corp.	5,104	76,611
Kewaunee Scientific Corp.	80	1,288
LeMaitre Vascular, Inc.	786	5,455
Medical Action Industries, Inc. (I)	1,100	5,621
Merit Medical Systems, Inc. (I)	300	3,840
Natus Medical, Inc. (I)	3,589	47,195
NuVasive, Inc. (I)	35	823
Rochester Medical Corp. (I)	580	7,592
RTI Biologics, Inc. (I)	10,804	35,977
Solta Medical, Inc. (I)	4,613	9,595
SurModics, Inc. (I)	1,343	26,591
Symmetry Medical, Inc. (I)	5,526	43,379
Teleflex, Inc.	13,805	1,064,089
The Cooper Companies, Inc.	2,080	271,669
West Pharmaceutical Services, Inc.	11,035	816,038
Wright Medical Group, Inc. (I)	41,446	997,605

		5,320,023
Health Care Providers & Services - 3.7%
Addus HomeCare Corp. (I)	1,215	25,734
Almost Family, Inc. (L)	179	3,378
Amedisys, Inc. (I)(L)	4,462	72,686
AMN Healthcare Services, Inc. (I)	713	9,697
Amsurg Corp. (I)	31,224	1,164,343
BioScrip, Inc. (I)	7,228	88,182
BioTelemetry, Inc. (I)	4,900	41,258
Capital Senior Living Corp. (I)	4,882	101,643
Community Health Systems, Inc.	10,065	395,152
Cross Country Healthcare, Inc. (I)	4,185	23,645
ExamWorks Group, Inc. (I)(L)	748	17,578
Five Star Quality Care, Inc. (I)	5,481	28,446
Gentiva Health Services, Inc. (I)	4,751	54,494
Hanger, Inc. (I)	2,169	66,610
Health Net, Inc. (I)	4,889	147,550
Healthways, Inc. (I)(L)	5,459	104,158
IPC The Hospitalist Company, Inc. (I)	15,906	818,205
Kindred Healthcare, Inc.	4,292	63,092
LHC Group, Inc. (I)	753	17,040
LifePoint Hospitals, Inc. (I)	23,981	1,084,661
Magellan Health Services, Inc. (I)	3,500	196,735
MedCath Corp. (L)	4,104	5,622
Molina Healthcare, Inc. (I)(L)	5,724	191,124
National Healthcare Corp. (L)	1,717	79,222

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Omnicare, Inc. (L)	14,366	$781,079
Owens & Minor, Inc.	300	10,233
PharMerica Corp. (I)	3,519	43,284
Select Medical Holdings Corp.	1,512	12,807
The Providence Service Corp. (I)	913	24,505
Triple-S Management Corp., Class B (I)	4,238	79,039
Universal American Corp.	14,368	104,886
Universal Health Services, Inc., Class B	13,911	942,470

		6,798,558
Health Care Technology - 0.1%
MedAssets, Inc. (I)	3,035	68,045
Omnicell, Inc. (I)	4,692	102,004

		170,049
Life Sciences Tools & Services - 0.9%
Affymetrix, Inc. (I)(L)	10,574	58,897
Albany Molecular Research, Inc. (I)	1,696	18,673
Bio-Rad Laboratories, Inc., Class A (I)	6,079	693,067
Charles River
Laboratories International, Inc. (I)	17,044	784,876
Enzo Biochem, Inc. (I)	2,322	5,666
Harvard Bioscience, Inc. (I)	6,820	33,691
Pacific Biosciences of California, Inc. (I)	3,862	16,143
PerkinElmer, Inc.	340	12,230

		1,623,243
Pharmaceuticals - 1.3%
Auxilium Pharmaceuticals, Inc. (I)	25,675	448,029
Cumberland Pharmaceuticals, Inc. (I)	631	2,802
Endo Health Solutions, Inc. (I)	18,769	771,218
Lannett Company, Inc. (I)	3,230	42,830
Pozen, Inc. (I)	2,103	10,873
Sciclone Pharmaceuticals, Inc. (I)(L)	6,347	33,322
The Medicines Company (I)	26,712	844,366
ViroPharma, Inc. (I)	8,526	257,059

		2,410,499

		17,515,847
Industrials - 16.5%
Aerospace & Defense - 1.1%
AAR Corp.	5,432	136,289
Aerovironment, Inc. (I)(L)	3,571	78,241
Ascent Solar Technologies, Inc. (I)	6,979	5,862
CPI Aerostructures, Inc. (I)	1,142	13,110
Cubic Corp.	437	21,942
Curtiss-Wright Corp.	6,943	289,940
DigitalGlobe, Inc. (I)	3,281	99,086
Ducommun, Inc. (I)	1,656	43,304
Engility Holdings, Inc. (I)	432	14,541
Esterline Technologies Corp. (I)	4,702	358,716
Innovative Solutions & Support, Inc.	975	7,303
Kratos Defense &
Security Solutions, Inc. (I)(L)	3,577	30,190
LMI Aerospace, Inc. (I)	2,716	32,836
Orbital Sciences Corp. (I)	6,320	109,715
SIFCO Industries, Inc.	400	7,712
Sparton Corp. (I)	2,225	41,763
Sypris Solutions, Inc.	819	2,531
Triumph Group, Inc.	10,499	755,613

		2,048,694
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	9,088	58,254

The accompanying notes are an integral part of the financial statements.	175

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics (continued)
Atlas Air Worldwide Holdings, Inc. (I)	4,477	$206,837
Hub Group, Inc., Class A (I)	1,600	59,440
Pacer International, Inc. (I)	5,413	33,182
UTi Worldwide, Inc.	35,882	592,412
XPO Logistics, Inc. (I)	1,332	30,583

		980,708
Airlines - 0.3%
Hawaiian Holdings, Inc. (I)(L)	10,259	71,813
JetBlue Airways Corp. (I)(L)	39,044	240,121
Republic Airways Holdings, Inc. (I)	6,356	70,997
SkyWest, Inc.	6,640	85,590

		468,521
Building Products - 1.2%
Apogee Enterprises, Inc.	5,813	162,183
Builders FirstSource, Inc. (I)	2,643	15,012
Gibraltar Industries, Inc. (I)	4,938	63,601
Griffon Corp.	12,674	139,794
Insteel Industries, Inc.	3,280	52,447
Owens Corning, Inc. (I)	12,149	454,859
PGT, Inc. (I)	6,113	62,230
Quanex Building Products Corp. (L)	3,300	54,912
Simpson Manufacturing Company, Inc. (L)	3,200	100,064
Trex Company, Inc. (I)	19,590	867,249
Universal Forest Products, Inc. (L)	3,700	138,528

		2,110,879
Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	6,805	164,341
ACCO Brands Corp. (I)	1,411	9,298
Acme United Corp.	300	4,221
Acorn Energy, Inc.	767	4,602
AMREP Corp. (I)	120	1,204
ARC Document Solutions, Inc. (I)	6,377	27,230
Casella Waste Systems, Inc., Class A (I)	1,252	6,598
CECO Environmental Corp.	748	9,963
Consolidated Graphics, Inc. (I)	1,103	59,011
Courier Corp.	1,247	19,453
Covanta Holding Corp.	400	8,452
EnerNOC, Inc. (I)	1,705	24,740
Ennis, Inc.	4,732	84,277
Fuel Tech, Inc. (I)	2,200	8,448
G&K Services, Inc., Class A	2,091	107,561
Interface, Inc.	56,957	1,005,861
Intersections, Inc.	1,826	16,708
Kimball International, Inc., Class B	4,815	47,380
McGrath RentCorp. (L)	2,470	81,708
Metalico, Inc. (I)	6,103	7,873
Mobile Mini, Inc. (I)	8,178	248,448
Multi-Color Corp.	1,848	57,898
NL Industries, Inc.	3,500	38,255
Quad/Graphics, Inc.	276	8,650
Schawk, Inc.	3,135	39,188
Steelcase, Inc., Class A	1,439	20,894
Team, Inc. (I)	23,686	923,754
Tetra Tech, Inc. (I)	2,902	66,108
UniFirst Corp.	1,824	174,885
United Stationers, Inc. (L)	3,084	122,558
Versar, Inc. (I)	2,653	13,477
Viad Corp.	4,281	96,622
Virco Manufacturing Corp. (I)	700	1,624
Waste Connections, Inc.	24,617	1,042,776

		4,554,066

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 1.2%
AECOM Technology Corp. (I)	4,165	$121,326
Aegion Corp. (I)	4,700	100,580
Argan, Inc.	207	3,674
Comfort Systems USA, Inc.	3,590	54,209
Dycom Industries, Inc. (I)	4,276	108,653
Foster Wheeler AG (I)	31,302	725,580
Furmanite Corp. (I)	2,345	21,035
Granite Construction, Inc.	5,358	151,739
Great Lakes Dredge & Dock Corp. (L)	13,165	88,600
Integrated Electrical Services, Inc. (I)	427	1,862
Layne Christensen Company (I)(L)	3,684	70,033
Michael Baker Corp.	600	24,264
MYR Group, Inc. (I)	1,600	35,072
Northwest Pipe Company (I)	1,838	52,457
Orion Marine Group, Inc. (I)	67	658
Pike Electric Corp.	6,752	74,947
Quanta Services, Inc. (I)	2,669	69,768
Sterling Construction Company, Inc. (I)	1,987	19,254
Tutor Perini Corp. (I)(L)	6,145	117,861
URS Corp.	7,479	370,360

		2,211,932
Electrical Equipment - 1.1%
Allied Motion Technologies, Inc.	124	1,085
American Superconductor Corp. (I)	923	2,188
Brady Corp., Class A (L)	3,912	129,096
Encore Wire Corp.	4,977	187,782
EnerSys, Inc. (L)	26,330	1,350,202
General Cable Corp.	7,043	215,023
Global Power Equipment Group, Inc.	468	8,695
GrafTech International, Ltd. (I)(L)	1,078	8,430
LSI Industries, Inc.	3,751	25,282
Ocean Power Technologies, Inc. (I)	1,713	2,758
Orion Energy Systems, Inc. (I)	2,343	8,107
Powell Industries, Inc. (I)	1,041	54,892
PowerSecure International, Inc. (I)	2,424	37,208
Preformed Line Products Company	162	11,167
SL Industries, Inc.	300	7,050
Ultralife Corp. (I)	4,215	15,343

		2,064,308
Machinery - 3.8%
Accuride Corp. (I)	114	597
AGCO Corp.	1,452	82,125
Alamo Group, Inc.	2,190	99,338
Albany International Corp., Class A	4,013	129,500
Altra Holdings, Inc.	3,209	79,744
American Railcar Industries, Inc. (L)	3,956	139,924
Ampco-Pittsburgh Corp. (L)	1,873	30,492
Astec Industries, Inc.	2,885	99,706
Barnes Group, Inc.	8,981	280,836
Briggs & Stratton Corp. (L)	6,217	118,683
CIRCOR International, Inc.	432	24,836
Columbus McKinnon Corp. (I)	2,364	50,590
Douglas Dynamics, Inc.	2,248	31,607
Dynamic Materials Corp.	1,001	22,062
Energy Recovery, Inc. (I)(L)	3,586	18,324
EnPro Industries, Inc. (I)(L)	2,654	151,225
ESCO Technologies, Inc.	2,184	66,940
Federal Signal Corp. (I)	10,549	123,107
Flow International Corp. (I)	4,349	14,656
FreightCar America, Inc.	2,000	35,960
Gencor Industries, Inc. (I)	604	4,814
Greenbrier Companies, Inc. (I)(L)	4,947	111,654

The accompanying notes are an integral part of the financial statements.	176

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Hardinge, Inc.	3,300	$47,817
Harsco Corp.	525	12,353
Hurco Companies, Inc.	1,523	41,898
Hyster-Yale Materials Handling, Inc.	1,000	75,610
Kaydon Corp.	192	5,462
Key Technology, Inc. (I)	105	1,398
LB Foster Company, Class A	667	28,294
Lydall, Inc. (I)	2,591	40,238
Met-Pro Corp.	2,224	30,246
MFRI, Inc. (I)	780	7,940
Miller Industries, Inc. (L)	2,259	36,189
Mueller Water Products, Inc., Class A	4,299	32,457
NN, Inc. (L)	3,619	49,978
Oshkosh Corp. (I)(L)	3,238	145,451
Standex International Corp.	1,398	74,639
Tecumseh Products Company, Class A (I)	100	967
Terex Corp. (I)	10,724	310,996
The Eastern Company	366	6,087
Titan International, Inc. (L)	32,586	529,197
Trimas Corp. (I)	29,299	1,029,567
Trinity Industries, Inc. (L)	13,800	582,636
Valmont Industries, Inc.	6,186	834,863
Watts Water Technologies, Inc., Class A	22,433	1,162,254

		6,803,257
Marine - 0.1%
Eagle Bulk Shipping, Inc. (I)	2,566	9,161
Genco Shipping & Trading, Ltd. (I)(L)	3,690	10,443
International Shipholding Corp.	569	13,571
Matson, Inc.	3,567	94,989

		128,164
Professional Services - 0.7%
Barrett Business Services, Inc.	1,536	98,719
CBIZ, Inc. (I)(L)	6,213	42,559
CDI Corp.	3,498	47,433
CRA International, Inc. (I)	1,820	32,578
Franklin Covey Company (I)	3,206	50,366
FTI Consulting, Inc. (I)	2,629	87,914
GP Strategies Corp. (I)	2,590	65,372
Heidrick & Struggles International, Inc.	2,646	39,822
Hill International, Inc. (I)	4,471	13,145
Hudson Global, Inc. (I)	3,400	9,316
Huron Consulting Group, Inc. (I)	878	41,793
ICF International, Inc. (I)	3,295	108,373
Kelly Services, Inc., Class A	6,524	118,737
Korn/Ferry International (I)	3,605	63,845
ManpowerGroup, Inc.	2,507	162,579
National Technical Systems, Inc. (I)	1,900	43,396
Navigant Consulting Company (I)	2,981	40,691
On Assignment, Inc. (I)	5,819	175,559
RCM Technologies, Inc.	100	567
Resources Connection, Inc.	3,010	36,842
The Dolan Company (I)	6,694	15,062
Volt Information Sciences, Inc. (I)	4,968	34,776
VSE Corp.	212	9,548

		1,338,992
Road & Rail - 2.3%
Amerco, Inc.	2,045	334,562
Arkansas Best Corp.	3,920	97,530
Avis Budget Group, Inc. (I)	15,595	417,478
Celadon Group, Inc.	49,390	895,935
Covenant Transport, Inc. (I)	1,250	6,688

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Landstar System, Inc.	11,519	$629,513
Marten Transport, Ltd.	6,033	106,724
Old Dominion Freight Line, Inc. (I)	24,273	1,053,934
P.A.M. Transportation Services, Inc.	2,022	27,681
Patriot Transportation Holding, Inc. (I)	67	2,078
Roadrunner Transportation Systems, Inc. (I)	903	24,489
Ryder Systems, Inc.	7,200	400,392
Saia, Inc. (I)	4,755	142,698
Universal Truckload Services, Inc.	685	17,262
USA Truck, Inc. (I)	1,624	8,835
Werner Enterprises, Inc. (L)	926	21,335

		4,187,134
Trading Companies & Distributors - 1.7%
Aceto Corp.	4,311	63,372
Aircastle, Ltd.	9,044	147,417
Beacon Roofing Supply, Inc. (I)(L)	25,765	936,042
CAI International, Inc. (I)	4,100	89,872
GATX Corp.	9,384	424,720
H&E Equipment Services, Inc.	3,464	83,413
Houston Wire & Cable Company	3,139	39,300
Kaman Corp.	343	12,074
Lawson Products, Inc. (I)	1,776	19,891
MRC Global, Inc. (I)	28,482	747,653
Rush Enterprises, Inc., Class A (I)	2,058	51,512
Rush Enterprises, Inc., Class B (I)	7,405	160,244
TAL International Group, Inc. (I)(L)	4,188	179,246
Titan Machinery, Inc. (I)(L)	2,247	39,457
Willis Lease Finance Corp. (I)	281	3,945

		2,998,158

		29,894,813
Information Technology - 15.3%
Communications Equipment - 1.7%
ADTRAN, Inc.	265	6,392
Anaren, Inc. (I)	1,912	46,997
ARRIS Group, Inc. (I)	69,249	1,085,132
Aviat Networks, Inc. (I)	8,458	21,483
Aware, Inc.	3,300	16,467
Bel Fuse, Inc., Class B	2,040	36,720
Black Box Corp.	2,323	61,722
Brocade Communications Systems, Inc. (I)	22,156	163,954
Calix, Inc. (I)	3,061	39,334
Communications Systems, Inc.	1,201	14,508
Comtech Telecommunications Corp.	2,593	62,154
Digi International, Inc. (I)	4,754	44,165
EchoStar Corp., Class A (I)	4,314	173,682
Emulex Corp. (I)	11,777	84,794
Extreme Networks, Inc. (I)	7,190	26,819
Globecomm Systems, Inc. (I)	5,280	73,392
Harmonic, Inc. (I)	11,465	81,058
JDS Uniphase Corp. (I)	54,326	697,003
KVH Industries, Inc. (I)	2,148	27,408
Oclaro, Inc. (I)	4,713	5,043
Oplink Communications, Inc. (I)	1,681	31,250
Optical Cable Corp.	100	434
Performance Technologies, Inc. (I)	1,302	3,581
Polycom, Inc. (I)	4,442	44,109
Relm Wireless Corp. (I)	877	2,280
ShoreTel, Inc. (I)	2,561	12,575
Sonus Networks, Inc. (I)	4,900	16,905
Symmetricom, Inc. (I)	4,898	23,804
Tellabs, Inc.	2,464	5,470

The accompanying notes are an integral part of the financial statements.	177

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Tessco Technologies, Inc.	1,768	$55,798
UTStarcom Holdings Corp. (I)	1,426	3,822
Westell Technologies, Inc., Class A (I)	7,150	21,236

		2,989,491
Computers & Peripherals - 1.0%
Avid Technology, Inc. (I)	5,478	29,526
Concurrent Computer Corp.	526	4,029
Cray, Inc. (I)	53,623	1,311,619
Dot Hill Systems Corp. (I)	1,000	2,250
Electronics for Imaging, Inc. (I)	7,309	214,008
Hutchinson Technology, Inc. (I)	3,000	10,260
Imation Corp. (I)	7,779	32,438
Intermec, Inc. (I)	200	1,974
Interphase Corp. (I)	286	1,430
Intevac, Inc. (I)	3,303	19,785
Lexmark International, Inc., Class A	2,974	101,592
Novatel Wireless, Inc. (I)	6,924	20,080
QLogic Corp. (I)	2,153	22,800
Rimage Corp. (I)	1,900	19,513
Xyratex, Ltd.	1,639	16,685

		1,807,989
Electronic Equipment, Instruments & Components - 3.6%
ADDvantage Technologies Group, Inc. (I)	471	1,140
Aeroflex Holding Corp. (I)	2,965	20,814
Agilysys, Inc. (I)	1,591	17,962
Arrow Electronics, Inc. (I)	13,183	611,955
Avnet, Inc.	13,498	520,483
AVX Corp.	11,811	152,008
Belden, Inc.	17,465	990,615
Benchmark Electronics, Inc. (I)	4,167	91,549
Checkpoint Systems, Inc. (I)(L)	4,538	66,572
Coherent, Inc.	246	13,808
CTS Corp.	4,190	58,325
Daktronics, Inc.	3,426	36,624
Electro Rent Corp.	4,395	74,715
Electro Scientific Industries, Inc.	2,703	29,706
Fabrinet (I)	107	1,494
FEI Company	8,830	691,212
GSI Group, Inc. (I)	1,206	10,167
ID Systems, Inc. (I)	1,161	7,279
Identive Group, Inc. (I)	1,058	836
IEC Electronics Corp. (I)	558	2,070
Ingram Micro, Inc., Class A (I)	6,458	142,722
Insight Enterprises, Inc. (I)	5,138	98,187
IntriCon Corp. (I)	80	318
Itron, Inc. (I)	741	27,758
KEMET Corp. (I)	5,859	24,022
Key Tronic Corp. (I)	1,300	12,883
Measurement Specialties, Inc. (I)	971	45,967
Mercury Computer Systems, Inc. (I)	2,241	19,564
Methode Electronics, Inc.	5,941	141,930
Multi-Fineline Electronix, Inc. (I)	3,338	50,270
NAPCO Security Technologies, Inc. (I)	868	4,323
Newport Corp. (I)	5,333	81,808
PAR Technology Corp. (I)	1,700	7,344
Park Electrochemical Corp.	1,480	39,427
PC Connection, Inc.	4,089	60,722
PC Mall, Inc. (I)	2,932	28,704
Perceptron, Inc.	1,146	12,102
Planar Systems, Inc. (I)	1,700	3,145
Plexus Corp. (I)	849	27,796
Radisys Corp. (I)	3,312	11,228

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Richardson Electronics, Ltd.	1,362	$14,982
Rofin-Sinar Technologies, Inc. (I)	1,000	22,490
Rogers Corp. (I)	1,608	89,196
Sanmina Corp. (I)	77,867	1,266,896
ScanSource, Inc. (I)	1,905	59,017
SMTC Corp. (I)	363	690
SYNNEX Corp. (I)	5,765	273,895
Tech Data Corp. (I)	4,799	235,919
TTM Technologies, Inc. (I)	10,402	99,235
Viasystems Group, Inc. (I)	286	4,038
Vicon Industries, Inc. (I)	102	265
Vishay Intertechnology, Inc. (I)(L)	19,790	242,428
Vishay Precision Group, Inc. (I)	1,509	21,322
Zygo Corp. (I)(L)	1,490	20,577

		6,590,504
Internet Software & Services - 1.0%
AOL, Inc. (I)	3,987	131,292
Bankrate, Inc. (I)(L)	3,774	64,913
Blucora, Inc. (I)(L)	7,765	155,455
Constant Contact, Inc. (I)	110	2,104
Dealertrack Technologies, Inc. (I)	862	34,127
Digital River, Inc. (I)	1,946	33,627
EarthLink, Inc.	12,905	63,493
Internap Network Services Corp. (I)	8,481	61,826
IntraLinks Holdings, Inc. (I)	1,256	9,822
Limelight Networks, Inc. (I)	1,035	2,091
Marchex, Inc., Class B	3,061	20,968
Monster Worldwide, Inc. (I)	4,505	20,273
Perficient, Inc. (I)	2,874	46,358
RealNetworks, Inc. (I)	4,503	34,448
Reis, Inc. (I)	300	5,139
support.com, Inc. (I)	4,301	22,107
TechTarget, Inc. (I)	5,473	24,410
The Active Network, Inc. (I)	489	4,792
TheStreet.com, Inc. (I)	6,959	15,310
Trulia, Inc. (I)	78	3,224
United Online, Inc.	16,613	130,412
ValueClick, Inc. (I)(L)	45,146	955,289
XO Group, Inc. (I)	3,587	42,901

		1,884,381
IT Services - 1.7%
Acxiom Corp. (I)	7,534	187,446
CACI International, Inc., Class A (I)(L)	4,232	285,237
CIBER, Inc. (I)	13,088	47,640
Convergys Corp. (L)	10,572	186,384
CoreLogic, Inc. (I)	4,957	127,395
CSG Systems International, Inc.	1,093	25,729
Dynamics Research Corp. (I)	2,094	14,826
Euronet Worldwide, Inc. (I)	677	23,255
Jack Henry & Associates, Inc.	19,564	976,244
ManTech International Corp., Class A (L)	3,611	102,733
MAXIMUS, Inc.	22,520	844,725
ModusLink Global Solutions, Inc. (I)	9,124	25,638
Official Payments Holdings, Inc. (I)	1,809	15,015
StarTek, Inc. (I)	2,139	13,283
Sykes Enterprises, Inc. (I)	2,001	34,077
The Hackett Group, Inc.	9,407	60,299
Virtusa Corp. (I)	676	17,792

		2,987,718

The accompanying notes are an integral part of the financial statements.	178

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Energy Industries, Inc. (I)	3,654	$66,612
Alpha & Omega Semiconductor, Ltd. (I)	999	7,073
Amkor Technology, Inc. (I)(L)	7,144	28,647
Amtech Systems, Inc. (I)	1,027	6,326
ANADIGICS, Inc. (I)	8,400	15,456
ATMI, Inc. (I)	6,478	159,035
Axcelis Technologies, Inc. (I)	3,500	6,930
AXT, Inc. (I)	3,200	7,424
Brooks Automation, Inc.	6,288	55,334
BTU International, Inc. (I)	682	2,066
Cascade Microtech, Inc. (I)	1,613	12,549
Cohu, Inc.	4,766	47,326
Cree, Inc. (I)(L)	805	44,669
Diodes, Inc. (I)	918	22,858
DSP Group, Inc. (I)	4,257	27,032
Entropic Communications, Inc. (I)	2,167	9,058
Exar Corp. (I)	7,653	93,520
Fairchild Semiconductor International, Inc. (I)	71,032	867,301
First Solar, Inc. (I)	4,344	159,512
FormFactor, Inc. (I)	6,280	38,120
GSI Technology, Inc. (I)	3,600	23,832
Hittite Microwave Corp. (I)	13,443	822,174
Ikanos Communications, Inc. (I)	1,900	2,337
Integrated Device Technology, Inc. (I)	24,164	210,468
Integrated Silicon Solution, Inc. (I)	4,650	48,407
International Rectifier Corp. (I)	10,474	250,119
Intersil Corp., Class A	11,073	114,827
IXYS Corp.	3,730	34,577
Kopin Corp. (I)	5,489	18,114
Kulicke & Soffa Industries, Inc. (I)	1,382	15,285
Lattice Semiconductor Corp. (I)	127,043	604,725
LTX-Credence Corp. (I)	5,519	22,407
Magnachip Semiconductor Corp. (I)	145	2,965
Marvell Technology Group, Ltd.	12,465	150,951
Mattson Technology, Inc. (I)	1,600	3,440
MEMSIC, Inc. (I)	1,771	7,438
MKS Instruments, Inc.	7,441	186,397
Nanometrics, Inc. (I)	879	12,561
NeoPhotonics Corp. (I)	1,108	7,091
OmniVision Technologies, Inc. (I)(L)	5,547	85,701
Pericom Semiconductor Corp. (I)	5,042	35,445
Photronics, Inc. (I)(L)	13,324	96,999
PMC-Sierra, Inc. (I)	12,080	75,258
Power Integrations, Inc.	8,831	460,272
RF Micro Devices, Inc. (I)	1,793	8,893
Rudolph Technologies, Inc. (I)	4,412	45,664
Semtech Corp. (I)	28,839	857,095
Sigma Designs, Inc. (I)	4,474	21,162
Spansion, Inc., Class A (I)	2,249	23,322
SunEdison, Inc. (I)	9,085	66,866
SunPower Corp. (I)(L)	11,167	239,979
Supertex, Inc.	1,800	41,508
Tessera Technologies, Inc.	5,394	98,926
TriQuint Semiconductor, Inc. (I)	8,305	62,620
Ultra Clean Holdings (I)	429	2,853
Veeco Instruments, Inc. (I)(L)	23,984	842,318

		7,279,844
Software - 2.3%
Accelrys, Inc. (I)	5,260	47,550
Actuate Corp. (I)	51,842	360,302
AsiaInfo-Linkage, Inc. (I)	1,321	14,993
Cadence Design Systems, Inc. (I)	64,606	870,243
EPIQ Systems, Inc.	4,064	49,784

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
ePlus, Inc.	1,505	$78,185
GSE Systems, Inc. (I)	2,016	3,125
Informatica Corp. (I)	23,710	848,107
Mentor Graphics Corp.	4,600	101,936
MicroStrategy, Inc., Class A (I)	5,459	501,191
Progress Software Corp. (I)(L)	1,038	25,389
Rosetta Stone, Inc. (I)	916	14,143
Rovi Corp. (I)	1,723	30,893
Seachange International, Inc. (I)(L)	4,794	47,940
Smith Micro Software, Inc. (I)	3,270	2,928
SS&C Technologies Holdings, Inc. (I)	31,782	1,124,765
TeleCommunication Systems, Inc., Class A (I)	7,193	18,558
Telenav, Inc. (I)	366	1,984

		4,142,016

		27,681,943
Materials - 6.3%
Chemicals - 2.0%
A. Schulman, Inc.	3,906	105,306
American Pacific Corp. (I)	1,717	84,116
Axiall Corp.	7,244	289,977
Cabot Corp.	1,500	59,985
Chase Corp.	1,432	42,559
Chemtura Corp. (I)	5,048	110,652
Ferro Corp. (I)	3,432	25,225
FMC Corp.	13,681	911,291
FutureFuel Corp.	1,723	27,809
Intrepid Potash, Inc.	384	4,777
KMG Chemicals, Inc.	709	16,704
Kraton Performance Polymers, Inc. (I)	264	4,897
Landec Corp. (I)	4,944	65,261
Minerals Technologies, Inc.	2,600	115,440
Olin Corp.	6,768	156,341
OM Group, Inc. (I)	5,098	144,885
OMNOVA Solutions, Inc. (I)	2,908	22,450
Penford Corp. (I)	2,346	31,788
PolyOne Corp.	50,375	1,361,133
Sensient Technologies Corp.	295	12,231
Zoltek Companies, Inc. (I)	6,505	90,029

		3,682,856
Construction Materials - 0.6%
Eagle Materials, Inc.	13,167	844,795
Headwaters, Inc. (I)	7,064	60,468
Texas Industries, Inc. (I)(L)	1,790	105,073

		1,010,336
Containers & Packaging - 1.1%
Boise, Inc.	13,800	117,990
Graphic Packaging Holding Company (I)	150,661	1,251,993
MeadWestvaco Corp.	4,522	162,114
Myers Industries, Inc.	5,702	105,829
Rock-Tenn Company, Class A	3,138	348,663

		1,986,589
Metals & Mining - 1.4%
A. M. Castle & Company (I)(L)	3,851	60,884
Century Aluminum Company (I)	11,480	89,659
Coeur d’Alene Mines Corp. (I)	10,706	154,595
Commercial Metals Company	2,047	30,459
Friedman Industries, Inc.	1,405	13,895
General Moly, Inc. (I)	45	74
Haynes International, Inc.	12,054	533,148
Hecla Mining Company	2,428	8,304

The accompanying notes are an integral part of the financial statements.	179

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Horsehead Holding Corp. (I)(L)	9,941	$118,000
Kaiser Aluminum Corp. (L)	3,426	236,805
Materion Corp.	2,527	74,294
McEwen Mining, Inc. (I)	2,908	7,881
Noranda Aluminum Holding Corp.	2,332	6,366
Olympic Steel, Inc.	2,178	56,584
Reliance Steel & Aluminum Company	7,959	530,786
RTI International Metals, Inc. (I)(L)	5,200	161,044
Schnitzer Steel Industries, Inc., Class A (L)	475	11,994
Steel Dynamics, Inc.	9,127	139,278
Stillwater Mining Company (I)(L)	5,938	67,634
Synalloy Corp.	380	5,939
United States Steel Corp. (L)	3,458	61,898
Universal Stainless & Alloy (I)	1,778	48,966
Worthington Industries, Inc.	2,385	79,492

		2,497,979
Paper & Forest Products - 1.2%
Clearwater Paper Corp. (I)	1,598	76,161
Domtar Corp. (L)	5,000	330,000
KapStone Paper and Packaging Corp.	3,381	142,002
Louisiana-Pacific Corp. (I)	21,381	319,860
Mercer International, Inc. (I)	6,255	42,847
Neenah Paper, Inc.	159	5,819
P.H. Glatfelter Company	5,514	141,269
Schweitzer-Mauduit International, Inc.	20,362	1,166,132

		2,224,090

		11,401,850
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	381	17,998
Cbeyond, Inc. (I)	1,183	7,760
Frontier Communications Corp. (L)	24,284	105,150
General Communication, Inc., Class A (I)	4,737	42,396
Hawaiian Telcom Holdco, Inc. (I)	53	1,315
HickoryTech Corp.	57	571
Inteliquent, Inc.	3,011	24,088
Iridium Communications, Inc. (I)(L)	10,611	70,988
ORBCOMM, Inc. (I)	8,038	38,261
Premiere Global Services, Inc. (I)	7,824	75,736
Primus Telecommunications Group, Inc.	298	1,198
Vonage Holdings Corp. (I)	1,802	5,622

		391,083
Wireless Telecommunication Services - 0.4%
Leap Wireless International, Inc. (I)	3,505	53,206
Shenandoah Telecommunications Company	411	7,049
T-Mobile US, Inc. (I)	850	19,848
Telephone & Data Systems, Inc.	11,252	311,568
United States Cellular Corp.	4,446	190,200
USA Mobility, Inc.	3,600	50,832

		632,703

		1,023,786
Utilities - 0.7%
Gas Utilities - 0.6%
UGI Corp.	27,838	1,091,250
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (I)(L)	2,495	48,478
Genie Energy, Ltd., B Shares	1,746	14,876
Ormat Technologies, Inc. (L)	2,376	59,566

		122,920

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities - 0.0%
Consolidated Water Company, Ltd.	1,250	$15,963
SJW Corp. (L)	1,008	26,359

		42,322

		1,256,492

TOTAL COMMON STOCKS (Cost $123,169,725)		$179,863,938

RIGHTS - 0.0%
Biglari Holdings, Inc. (Expiration Date:
09/16/2013; Strike Price: $265.00) (I)(L)	222	6,571

TOTAL RIGHTS (Cost $0)		$6,571

SECURITIES LENDING COLLATERAL - 13.8%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	2,507,188	25,091,184

TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,084,699)		$25,091,184

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
State Street Institutional Liquid Reserves
Fund, 0.0756% (Y)	2,467,495	2,467,495

TOTAL SHORT-TERM INVESTMENTS (Cost $2,467,495)		$2,467,495

Total Investments (Small Cap Opportunities Fund)
(Cost $150,721,919) - 114.3%		$207,429,188
Other assets and liabilities, net - (14.3%)		(25,969,266)

TOTAL NET ASSETS - 100.0%		$181,459,922

Small Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.3%
Consumer Discretionary - 12.0%
Diversified Consumer Services - 1.6%
Matthews International Corp., Class A	62,300	$2,298,870
Hotels, Restaurants & Leisure - 2.4%
CEC Entertainment, Inc.	69,500	2,812,663
Choice Hotels International, Inc.	15,300	587,214

		3,399,877
Household Durables - 2.0%
Helen of Troy, Ltd. (I)	71,400	2,868,852
Multiline Retail - 1.5%
Fred’s, Inc., Class A	143,300	2,239,779
Specialty Retail - 4.5%
Ascena Retail Group, Inc. (I)	149,700	2,443,104
Stage Stores, Inc. (L)	73,800	1,374,894
The Cato Corp., Class A	103,470	2,603,305

		6,421,303

		17,228,681
Consumer Staples - 2.3%
Food & Staples Retailing - 1.5%
Casey’s General Stores, Inc.	31,800	2,096,892

The accompanying notes are an integral part of the financial statements.	180

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 0.8%
Post Holdings, Inc. (I)	28,200	$1,204,140

		3,301,032
Energy - 6.2%
Energy Equipment & Services - 2.8%
Bristow Group, Inc.	10,800	709,560
Era Group, Inc. (I)	53,248	1,322,148
SEACOR Holdings, Inc. (L)	24,048	1,997,908

		4,029,616
Oil, Gas & Consumable Fuels - 3.4%
Diamondback Energy, Inc. (I)(L)	37,725	1,518,054
Halcon Resources Corp. (I)(L)	71,904	341,544
Scorpio Tankers, Inc.	310,700	2,929,901

		4,789,499

		8,819,115
Financials - 20.2%
Commercial Banks - 10.5%
First Busey Corp.	214,202	1,019,602
First Midwest Bancorp, Inc.	152,800	2,296,584
First Niagara Financial Group, Inc.	154,580	1,561,258
Flushing Financial Corp.	71,968	1,288,227
Hancock Holding Company	42,500	1,366,375
International Bancshares Corp.	111,500	2,444,080
MB Financial, Inc.	62,500	1,686,875
Webster Financial Corp.	100,500	2,659,230
Westamerica Bancorp. (L)	15,500	729,585

		15,051,816
Insurance - 4.5%
AMERISAFE, Inc.	38,100	1,241,679
Assured Guaranty, Ltd.	72,900	1,449,981
Platinum Underwriters Holdings, Ltd.	25,400	1,467,612
Primerica, Inc.	61,300	2,276,069

		6,435,341
Real Estate Investment Trusts - 3.4%
Campus Crest Communities, Inc.	157,929	1,670,889
DiamondRock Hospitality Company	124,912	1,210,397
Mack-Cali Realty Corp.	35,800	773,280
Summit Hotel Properties, Inc.	127,200	1,213,488

		4,868,054
Thrifts & Mortgage Finance - 1.8%
Northwest Bancshares, Inc. (L)	187,300	2,498,582

		28,853,793
Health Care - 11.6%
Health Care Equipment & Supplies - 3.2%
Haemonetics Corp. (I)	7,930	316,011
ICU Medical, Inc. (I)	35,900	2,566,132
STERIS Corp.	40,400	1,651,956

		4,534,099
Health Care Providers & Services - 3.2%
Amsurg Corp. (I)	73,300	2,733,357
Corvel Corp. (I)	57,100	1,880,874

		4,614,231
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. (I)	117,100	1,702,634
Life Sciences Tools & Services - 4.0%
Charles River
Laboratories International, Inc. (I)	79,800	3,674,790

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
ICON PLC (I)	55,500	$2,027,970

		5,702,760

		16,553,724
Industrials - 20.2%
Aerospace & Defense - 1.4%
Cubic Corp.	38,100	1,913,001
Air Freight & Logistics - 2.4%
Atlas Air Worldwide Holdings, Inc. (I)	41,800	1,931,160
UTi Worldwide, Inc.	92,900	1,533,779

		3,464,939
Commercial Services & Supplies - 7.0%
ACCO Brands Corp. (I)(L)	259,450	1,709,776
G&K Services, Inc., Class A	58,350	3,001,524
Standard Parking Corp. (I)	84,898	1,888,981
United Stationers, Inc.	84,960	3,376,310

		9,976,591
Electrical Equipment - 1.0%
Acuity Brands, Inc. (L)	17,320	1,480,860
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	26,270	1,749,582
Machinery - 5.5%
Albany International Corp., Class A	85,500	2,759,085
ESCO Technologies, Inc.	57,900	1,774,635
Mueller Industries, Inc.	61,700	3,303,418

		7,837,138
Trading Companies & Distributors - 1.7%
GATX Corp.	53,100	2,403,306

		28,825,417
Information Technology - 12.8%
Computers & Peripherals - 1.4%
Diebold, Inc.	72,600	2,053,128
Electronic Equipment, Instruments & Components - 6.8%
Belden, Inc.	92,300	5,235,256
Coherent, Inc.	24,000	1,347,120
MTS Systems Corp.	25,200	1,516,284
ScanSource, Inc. (I)	53,500	1,657,430

		9,756,090
IT Services - 2.4%
Forrester Research, Inc.	61,200	2,018,376
MAXIMUS, Inc.	36,168	1,356,662

		3,375,038
Office Electronics - 1.3%
Zebra Technologies Corp., Class A (I)	39,900	1,819,440
Software - 0.9%
Verint Systems, Inc. (I)	39,300	1,302,795

		18,306,491
Materials - 7.9%
Chemicals - 4.3%
Innospec, Inc.	44,500	1,820,940
Koppers Holdings, Inc.	34,000	1,318,180
Sensient Technologies Corp.	34,000	1,409,640
Zep, Inc.	114,300	1,609,344

		6,158,104

The accompanying notes are an integral part of the financial statements.	181

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging - 2.4%
Aptargroup, Inc.	35,200	$2,070,112
Greif, Inc., Class A	25,300	1,362,911

		3,433,023
Paper & Forest Products - 1.2%
Deltic Timber Corp.	28,200	1,696,230

		11,287,357
Utilities - 4.1%
Electric Utilities - 1.0%
UNS Energy Corp.	30,400	1,390,192
Gas Utilities - 3.1%
Atmos Energy Corp.	41,200	1,662,420
New Jersey Resources Corp.	14,500	624,660
The Laclede Group, Inc.	26,000	1,157,780
WGL Holdings, Inc.	25,700	1,072,718

		4,517,578

		5,907,770

TOTAL COMMON STOCKS (Cost $90,614,055)		$139,083,380

SECURITIES LENDING COLLATERAL - 5.6%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	800,488	8,011,040

TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,009,696)		$8,011,040

SHORT-TERM INVESTMENTS - 2.5%
Repurchase Agreement - 2.5%
Deutsche Bank Tri-Party Repurchase
Agreement dated 08/30/2013 at 0.070% to
be repurchased at $3,600,028 on
09/03/2013, collateralized by $3,539,084
Federal National Mortgage Association,
4.000% due 05/01/2042 (valued at
$3,672,000 including interest)	$3,600,000	$3,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,600,000)		$3,600,000

Total Investments (Small Cap Value Fund)
(Cost $102,223,751) - 105.4%		$150,694,420
Other assets and liabilities, net - (5.4%)		(7,732,722)

TOTAL NET ASSETS - 100.0%		$142,961,698

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.5%
Consumer Discretionary - 15.7%
Auto Components - 1.8%
Tenneco, Inc. (I)	37,642	$1,736,422
TRW Automotive Holdings Corp. (I)	20,737	1,432,305

		3,168,727
Distributors - 1.0%
Pool Corp.	33,160	1,727,304
Hotels, Restaurants & Leisure - 5.0%
Choice Hotels International, Inc.	23,179	889,610
Domino’s Pizza, Inc.	30,871	1,896,714

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Jack in the Box, Inc. (I)	40,529	$1,600,490
Life Time Fitness, Inc. (I)(L)	27,648	1,382,124
Penn National Gaming, Inc. (I)	34,604	1,819,824
The Cheesecake Factory, Inc.	31,344	1,309,239

		8,898,001
Household Durables - 0.6%
Ethan Allen Interiors, Inc.	39,024	1,017,356
Leisure Equipment & Products - 0.7%
Brunswick Corp. (L)	33,050	1,201,698
Media - 0.9%
Sinclair Broadcast Group, Inc., Class A	66,116	1,581,495
Specialty Retail - 4.0%
DSW, Inc., Class A	21,439	1,845,684
Group 1 Automotive, Inc.	20,589	1,579,794
Monro Muffler Brake, Inc.	26,913	1,191,439
Tractor Supply Company	13,883	1,698,863
Vitamin Shoppe, Inc. (I)	19,496	821,172

		7,136,952
Textiles, Apparel & Luxury Goods - 1.7%
Steven Madden, Ltd. (I)	26,307	1,420,578
Under Armour, Inc., Class A (I)(L)	20,675	1,501,832

		2,922,410

		27,653,943
Consumer Staples - 2.4%
Food & Staples Retailing - 0.7%
Harris Teeter Supermarkets, Inc.	23,646	1,162,201
Food Products - 1.7%
B&G Foods, Inc.	46,681	1,581,085
Lancaster Colony Corp.	18,917	1,395,507

		2,976,592

		4,138,793
Energy - 6.8%
Energy Equipment & Services - 3.2%
Atwood Oceanics, Inc. (I)	23,714	1,320,396
Dresser-Rand Group, Inc. (I)	22,625	1,378,768
Dril-Quip, Inc. (I)	17,159	1,750,390
Patterson-UTI Energy, Inc.	61,412	1,203,061

		5,652,615
Oil, Gas & Consumable Fuels - 3.6%
Berry Petroleum Company, Class A	27,835	1,145,410
Energen Corp.	25,805	1,711,130
Oasis Petroleum, Inc. (I)	39,805	1,560,356
Resolute Energy Corp. (I)	77,469	607,357
Ultra Petroleum Corp. (I)(L)	63,207	1,308,385

		6,332,638

		11,985,253
Financials - 9.3%
Capital Markets - 3.5%
Affiliated Managers Group, Inc. (I)	11,072	1,930,071
Greenhill & Company, Inc.	20,848	987,987
SEI Investments Company	50,175	1,493,208
Stifel Financial Corp. (I)(L)	45,159	1,807,263

		6,218,529
Commercial Banks - 3.5%
East West Bancorp, Inc.	50,292	1,470,035

The accompanying notes are an integral part of the financial statements.	182

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
PrivateBancorp, Inc.	67,484	$1,472,501
Prosperity Bancshares, Inc.	25,917	1,549,837
SVB Financial Group (I)	19,044	1,576,843

		6,069,216
Insurance - 0.7%
Brown & Brown, Inc.	39,465	1,228,940
Real Estate Investment Trusts - 1.6%
Colonial Properties Trust	54,500	1,203,905
Corrections Corp. of America	49,869	1,642,685

		2,846,590

		16,363,275
Health Care - 18.2%
Biotechnology - 4.5%
Acorda Therapeutics, Inc. (I)	26,358	890,637
Amarin Corp. PLC, ADR (I)(L)	80,418	506,633
BioMarin Pharmaceutical, Inc. (I)	21,772	1,425,413
Incyte Corp. (I)(L)	58,978	1,998,764
Seattle Genetics, Inc. (I)(L)	34,108	1,446,179
United Therapeutics Corp. (I)	22,108	1,567,678

		7,835,304
Health Care Equipment & Supplies - 4.4%
Insulet Corp. (I)	37,168	1,239,181
Masimo Corp.	41,255	1,020,649
Meridian Bioscience, Inc.	34,448	774,736
NuVasive, Inc. (I)	45,502	1,070,207
Sirona Dental Systems, Inc. (I)	16,575	1,073,563
STERIS Corp.	33,976	1,389,279
Thoratec Corp. (I)	33,931	1,212,355

		7,779,970
Health Care Providers & Services - 5.2%
Centene Corp. (I)	36,915	2,109,692
Chemed Corp. (L)	19,978	1,391,268
Health Management
Associates, Inc., Class A (I)	99,940	1,285,228
HealthSouth Corp. (I)	45,039	1,416,927
MEDNAX, Inc. (I)	14,349	1,397,162
VCA Antech, Inc. (I)	54,289	1,481,547

		9,081,824
Health Care Technology - 0.4%
HMS Holdings Corp. (I)	31,090	776,939
Life Sciences Tools & Services - 1.8%
PAREXEL International Corp. (I)	22,301	1,035,435
PerkinElmer, Inc.	33,915	1,219,923
Techne Corp.	12,208	946,242

		3,201,600
Pharmaceuticals - 1.9%
Jazz Pharmaceuticals PLC (I)	21,115	1,851,574
Salix Pharmaceuticals, Ltd. (I)	23,316	1,560,773

		3,412,347

		32,087,984
Industrials - 16.3%
Aerospace & Defense - 1.4%
Hexcel Corp. (I)	36,042	1,282,014
TransDigm Group, Inc.	8,530	1,168,610

		2,450,624

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 1.5%
Forward Air Corp.	33,990	$1,251,852
Hub Group, Inc., Class A (I)	35,622	1,323,357

		2,575,209
Building Products - 1.1%
AO Smith Corp.	44,709	1,880,013
Commercial Services & Supplies - 1.9%
Pitney Bowes, Inc. (L)	80,571	1,314,919
Steelcase, Inc., Class A	65,124	945,600
Tetra Tech, Inc. (I)	49,631	1,130,594

		3,391,113
Construction & Engineering - 0.8%
MasTec, Inc. (I)	45,554	1,448,617
Electrical Equipment - 0.9%
Acuity Brands, Inc. (L)	18,814	1,608,597
Machinery - 5.3%
Crane Company	23,307	1,338,055
ITT Corp.	46,744	1,535,540
Lincoln Electric Holdings, Inc.	29,194	1,825,501
Lindsay Corp.	17,194	1,307,088
WABCO Holdings, Inc. (I)	18,797	1,465,978
Wabtec Corp.	32,785	1,918,578

		9,390,740
Marine - 0.9%
Kirby Corp. (I)	19,602	1,576,589
Road & Rail - 0.8%
Swift Transportation Company (I)	77,055	1,383,908
Trading Companies & Distributors - 1.7%
Watsco, Inc.	16,774	1,506,305
WESCO International, Inc. (I)(L)	19,461	1,435,638

		2,941,943

		28,647,353
Information Technology - 23.2%
Communications Equipment - 0.6%
ARRIS Group, Inc. (I)	72,800	1,140,776
Electronic Equipment, Instruments & Components - 3.7%
Cognex Corp.	27,071	1,542,506
IPG Photonics Corp. (L)	15,247	819,679
Littelfuse, Inc.	20,747	1,530,506
National Instruments Corp.	41,574	1,153,679
SYNNEX Corp. (I)	29,846	1,417,983

		6,464,353
Internet Software & Services - 3.7%
CoStar Group, Inc. (I)	12,933	1,920,680
Dealertrack Technologies, Inc. (I)	37,985	1,503,826
OpenTable, Inc. (I)(L)	19,290	1,437,877
ValueClick, Inc. (I)	75,275	1,592,819

		6,455,202
IT Services - 0.9%
Alliance Data Systems Corp. (I)(L)	7,698	1,506,499
EPAM Systems, Inc. (I)	5,538	177,105

		1,683,604
Semiconductors & Semiconductor Equipment - 4.2%
Microsemi Corp. (I)	53,788	1,384,503
MKS Instruments, Inc.	36,196	906,710
Power Integrations, Inc.	31,773	1,656,009
Semtech Corp. (I)	40,970	1,217,628

The accompanying notes are an integral part of the financial statements.	183

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc. (I)	27,921	$1,080,263
Teradyne, Inc. (I)	69,490	1,066,672

		7,311,785
Software - 10.1%
ANSYS, Inc. (I)	19,082	1,602,506
Aspen Technology, Inc. (I)	71,786	2,399,806
Cadence Design Systems, Inc. (I)	92,144	1,241,180
CommVault Systems, Inc. (I)	19,221	1,611,296
Informatica Corp. (I)	47,318	1,692,565
Interactive Intelligence Group (I)	27,646	1,628,349
Manhattan Associates, Inc. (I)	31,819	2,784,163
Mentor Graphics Corp.	70,073	1,552,818
MICROS Systems, Inc. (I)(L)	29,056	1,420,838
MicroStrategy, Inc., Class A (I)	8,732	801,685
SolarWinds, Inc. (I)	27,598	1,005,947

		17,741,153

		40,796,873
Materials - 3.6%
Chemicals - 1.4%
Olin Corp.	53,429	1,234,210
Rockwood Holdings, Inc.	20,049	1,280,329

		2,514,539
Construction Materials - 0.7%
Martin Marietta Materials, Inc. (L)	12,567	1,207,060
Containers & Packaging - 0.8%
Berry Plastics Group, Inc. (I)	63,355	1,457,799
Metals & Mining - 0.7%
Carpenter Technology Corp.	22,327	1,200,523

		6,379,921
Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
SBA Communications Corp., Class A (I)	27,339	2,050,425
Utilities - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp.	15,628	1,389,173

TOTAL COMMON STOCKS (Cost $128,133,584)		$171,492,993

SECURITIES LENDING COLLATERAL - 6.6%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	1,163,598	11,644,943

TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,644,466)		$11,644,943

SHORT-TERM INVESTMENTS - 32.0%
Money Market Funds - 32.0%
State Street Institutional Liquid Reserves
Fund, 0.0756% (Y)	56,272,085	56,272,085

TOTAL SHORT-TERM INVESTMENTS (Cost $56,272,085)		$56,272,085

Total Investments (Small Company Growth Fund)
(Cost $196,050,135) - 136.1%		$239,410,021
Other assets and liabilities, net - (36.1%)		(63,556,713)

TOTAL NET ASSETS - 100.0%		$175,853,308

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.9%
Consumer Discretionary - 14.9%
Auto Components - 1.7%
Drew Industries, Inc.	95,700	$4,015,570
Modine Manufacturing Company (I)	143,700	1,872,411

		5,887,981
Automobiles - 0.8%
Winnebago Industries, Inc. (I)(L)	119,400	2,659,038
Distributors - 1.1%
Pool Corp.	77,700	4,047,393
Diversified Consumer Services - 1.5%
Ascent Capital Group, Inc., Class A (I)	33,500	2,473,640
Matthews International Corp., Class A (L)	78,800	2,907,720

		5,381,360
Hotels, Restaurants & Leisure - 0.9%
Orient-Express Hotels, Ltd., Class A (I)	166,300	2,012,230
Red Robin Gourmet Burgers, Inc. (I)	18,800	1,219,368

		3,231,598
Household Durables - 2.1%
CSS Industries, Inc.	62,000	1,352,840
Ethan Allen Interiors, Inc. (L)	55,000	1,433,850
M/I Homes, Inc. (I)	56,500	1,058,245
Meritage Homes Corp. (I)	84,900	3,389,208
Stanley Furniture Company, Inc. (I)	46,500	160,425

		7,394,568
Leisure Equipment & Products - 0.4%
Brunswick Corp.	43,000	1,563,480
Media - 0.7%
Saga Communications, Inc., Class A	48,400	2,379,344
Multiline Retail - 0.3%
Fred’s, Inc., Class A	73,300	1,145,679
Specialty Retail - 4.3%
Aaron’s, Inc.	235,700	6,380,399
Haverty Furniture Companies, Inc.	107,600	2,604,996
MarineMax, Inc. (I)(L)	101,500	1,242,360
Stein Mart, Inc.	174,600	2,121,390
The Men’s Wearhouse, Inc.	77,000	2,899,050

		15,248,195
Textiles, Apparel & Luxury Goods - 1.1%
Culp, Inc.	70,700	1,354,612
Fifth & Pacific Companies, Inc. (I)	70,000	1,668,800
The Jones Group, Inc.	60,300	888,219

		3,911,631

		52,850,267
Consumer Staples - 0.5%
Food & Staples Retailing - 0.4%
Nash Finch Company	56,100	1,370,523
Tobacco - 0.1%
Alliance One International, Inc. (I)(L)	215,500	609,865

		1,980,388
Energy - 5.7%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (I)	33,000	1,837,440
C&J Energy Services, Inc. (I)(L)	49,300	1,012,129
CARBO Ceramics, Inc. (L)	21,700	1,770,503
Hercules Offshore, Inc. (I)	115,300	830,160

The accompanying notes are an integral part of the financial statements.	184

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
TETRA Technologies, Inc. (I)	153,700	$1,805,975

		7,256,207
Oil, Gas & Consumable Fuels - 3.7%
Cloud Peak Energy, Inc. (I)(L)	79,500	1,251,330
EPL Oil & Gas, Inc. (I)	5,700	192,888
GasLog, Ltd.	151,700	2,082,841
Northern Oil and Gas, Inc. (I)(L)	136,800	1,761,984
Oasis Petroleum, Inc. (I)	90,300	3,539,760
PDC Energy, Inc. (I)(L)	41,500	2,381,270
Swift Energy Company (I)(L)	103,200	1,164,096
Teekay Tankers, Ltd., Class A (L)	253,700	636,787

		13,010,956

		20,267,163
Financials - 22.6%
Capital Markets - 2.7%
Ares Capital Corp.	196,100	3,447,438
Hercules Technology Growth Capital, Inc.	186,800	2,706,732
JMP Group, Inc.	73,800	474,534
KCAP Financial, Inc. (L)	129,200	1,078,820
Piper Jaffray Companies (I)	27,700	900,527
Safeguard Scientifics, Inc. (I)(L)	61,500	894,210
Stifel Financial Corp. (I)(L)	3,290	131,666

		9,633,927
Commercial Banks - 7.8%
Columbia Banking System, Inc.	54,600	1,266,720
East West Bancorp, Inc.	215,995	6,313,534
Glacier Bancorp, Inc.	141,100	3,329,960
Home BancShares, Inc. (L)	180,900	4,598,478
Signature Bank (I)	33,500	2,938,620
SVB Financial Group (I)	69,300	5,738,040
Wintrust Financial Corp.	86,100	3,413,004

		27,598,356
Diversified Financial Services - 0.5%
Compass Diversified Holdings	106,800	1,845,504
Insurance - 4.7%
Assured Guaranty, Ltd.	67,702	1,346,593
Employers Holdings, Inc.	58,900	1,561,439
Markel Corp. (I)	4,790	2,446,253
Meadowbrook Insurance Group, Inc. (L)	218,000	1,303,640
National Interstate Corp.	96,000	2,414,400
ProAssurance Corp.	156,500	7,377,410

		16,449,735
Real Estate Investment Trusts - 6.5%
Acadia Realty Trust	56,800	1,325,144
CBL & Associates Properties, Inc.	147,200	2,826,240
Cedar Realty Trust, Inc.	164,800	804,224
First Potomac Realty Trust	129,600	1,612,224
Hatteras Financial Corp.	45,700	836,310
Kilroy Realty Corp.	69,300	3,381,147
Kite Realty Group Trust	211,400	1,219,778
LaSalle Hotel Properties	99,900	2,650,347
Potlatch Corp.	60,100	2,317,456
PS Business Parks, Inc.	12,500	908,375
Redwood Trust, Inc.	138,700	2,467,473
Saul Centers, Inc.	26,100	1,133,001
Washington Real Estate Investment Trust	53,800	1,310,568

		22,792,287

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc. (L)	112,900	$1,529,795

		79,849,604
Health Care - 3.9%
Biotechnology - 0.3%
Momenta Pharmaceuticals, Inc. (I)	87,300	1,230,057
Health Care Equipment & Supplies - 2.3%
Analogic Corp.	24,700	1,843,608
Quidel Corp. (I)(L)	74,600	1,978,392
West Pharmaceutical Services, Inc.	57,300	4,237,335

		8,059,335
Health Care Providers & Services - 1.3%
Landauer, Inc.	24,500	1,163,260
National Healthcare Corp.	44,500	2,053,230
Triple-S Management Corp., Class B (I)	66,130	1,233,325

		4,449,815

		13,739,207
Industrials - 24.4%
Aerospace & Defense - 0.4%
Kratos Defense &
Security Solutions, Inc. (I)(L)	159,300	1,344,492
Air Freight & Logistics - 0.6%
Hub Group, Inc., Class A (I)	59,800	2,221,570
Airlines - 1.3%
Alaska Air Group, Inc.	83,500	4,727,770
Building Products - 1.4%
Gibraltar Industries, Inc. (I)	125,300	1,613,864
Quanex Building Products Corp. (L)	73,200	1,218,048
Universal Forest Products, Inc.	53,000	1,984,320

		4,816,232
Commercial Services & Supplies - 3.8%
G&K Services, Inc., Class A	64,800	3,333,312
McGrath RentCorp. (L)	130,200	4,307,016
Mine Safety Appliances Company	63,200	3,041,816
Waste Connections, Inc.	62,400	2,643,264

		13,325,408
Construction & Engineering - 1.4%
Aegion Corp. (I)	108,300	2,317,620
Comfort Systems USA, Inc.	96,900	1,463,190
Pike Electric Corp.	94,500	1,048,950

		4,829,760
Electrical Equipment - 0.6%
Franklin Electric Company, Inc.	62,200	2,234,224
Machinery - 5.2%
Astec Industries, Inc.	39,300	1,358,208
CIRCOR International, Inc.	45,300	2,604,297
IDEX Corp.	55,200	3,277,224
Nordson Corp.	64,200	4,278,930
Proto Labs, Inc. (I)(L)	17,700	1,257,408
RBC Bearings, Inc. (I)	19,000	1,134,870
Sun Hydraulics Corp.	41,500	1,271,560
Woodward, Inc.	80,400	3,100,224

		18,282,721
Marine - 1.6%
Kirby Corp. (I)	68,300	5,493,369
Professional Services - 1.7%
FTI Consulting, Inc. (I)	28,300	946,352

The accompanying notes are an integral part of the financial statements.	185

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Navigant Consulting Company (I)	129,400	$1,766,310
On Assignment, Inc. (I)	105,500	3,182,935
The Dolan Company (I)	105,500	237,375

		6,132,972
Road & Rail - 4.1%
Genesee & Wyoming, Inc., Class A (I)	74,900	6,484,842
Landstar System, Inc.	126,600	6,918,690
Universal Truckload Services, Inc.	46,600	1,174,320

		14,577,852
Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. (I)(L)	171,600	6,234,228
Kaman Corp.	58,300	2,052,160

		8,286,388

		86,272,758
Information Technology - 11.0%
Communications Equipment - 1.0%
Ixia (I)	153,700	2,231,724
Sonus Networks, Inc. (I)	363,200	1,253,040

		3,484,764
Computers & Peripherals - 0.2%
Xyratex, Ltd.	70,000	712,600
Electronic Equipment, Instruments & Components - 5.8%
Belden, Inc.	71,100	4,032,792
Cognex Corp.	26,900	1,532,762
Electro Rent Corp.	147,600	2,509,200
Electro Scientific Industries, Inc.	134,900	1,482,551
Fabrinet (I)	100,000	1,396,000
Littelfuse, Inc.	49,700	3,666,369
Methode Electronics, Inc.	57,400	1,371,286
Newport Corp. (I)	87,200	1,337,648
SYNNEX Corp. (I)	68,000	3,230,680

		20,559,288
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc. (I)	115,900	2,112,857
ATMI, Inc. (I)	55,300	1,357,615
Brooks Automation, Inc.	107,600	946,880
Cabot Microelectronics Corp. (I)(L)	72,900	2,633,148
Entegris, Inc. (I)	149,900	1,409,060
Teradyne, Inc. (I)(L)	132,800	2,038,480

		10,498,040
Software - 1.0%
Accelrys, Inc. (I)	78,600	710,544
Progress Software Corp. (I)	120,500	2,947,430

		3,657,974

		38,912,666
Materials - 10.3%
Chemicals - 2.6%
American Vanguard Corp.	88,300	2,214,564
Innospec, Inc.	115,000	4,705,800
Minerals Technologies, Inc.	52,400	2,326,560

		9,246,924
Construction Materials - 0.4%
Texas Industries, Inc. (I)(L)	21,000	1,232,700
Containers & Packaging - 2.1%
Aptargroup, Inc.	82,600	4,857,706

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Myers Industries, Inc.	137,900	$2,559,424

		7,417,130
Metals & Mining - 3.2%
AMCOL International Corp.	57,600	1,899,072
Carpenter Technology Corp.	59,700	3,210,069
Franco-Nevada Corp. (L)	39,400	1,793,630
North American Palladium, Ltd. (I)(L)	530,300	535,603
Royal Gold, Inc. (L)	35,400	2,054,262
Schnitzer Steel Industries, Inc., Class A (L)	41,500	1,047,875
Stillwater Mining Company (I)(L)	80,900	921,451

		11,461,962
Paper & Forest Products - 2.0%
Clearwater Paper Corp. (I)	62,600	2,983,516
Deltic Timber Corp.	42,600	2,562,390
Wausau Paper Corp. (L)	134,900	1,479,853

		7,025,759

		36,384,475
Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Premiere Global Services, Inc. (I)	157,600	1,525,568
Utilities - 4.2%
Electric Utilities - 2.3%
Cleco Corp.	81,900	3,698,604
El Paso Electric Company	74,100	2,549,040
PNM Resources, Inc.	68,100	1,492,071
UNS Energy Corp.	9,600	439,008

		8,178,723
Gas Utilities - 0.8%
Southwest Gas Corp.	57,600	2,694,528
Multi-Utilities - 1.1%
Black Hills Corp.	39,200	1,882,384
NorthWestern Corp.	50,400	2,024,568

		3,906,952

		14,780,203

TOTAL COMMON STOCKS (Cost $203,101,444)		$346,562,299

INVESTMENT COMPANIES - 0.4%
iShares Russell 2000 Value Index Fund (L)	13,700	1,190,941

TOTAL INVESTMENT COMPANIES (Cost $973,730)		$1,190,941

SECURITIES LENDING COLLATERAL - 8.3%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	2,946,929	29,491,981

TOTAL SECURITIES LENDING
COLLATERAL (Cost $29,469,979)		$29,491,981

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	541,650	541,650

The accompanying notes are an integral part of the financial statements.	186

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Reserve Investment
Fund, 0.0333% (Y)	5,085,317	$5,085,317

		5,626,967

TOTAL SHORT-TERM INVESTMENTS (Cost $5,626,967)		$5,626,967

Total Investments (Small Company Value Fund)
(Cost $239,172,120) - 108.2%		$382,872,188
Other assets and liabilities, net - (8.2%)		(28,936,220)

TOTAL NET ASSETS - 100.0%		$353,935,968

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 22.6%
U.S. Government - 4.8%
Treasury Inflation Protected Securities
0.125%, 01/15/2022	$304,322	$293,623
0.500%, 04/15/2015	468,669	479,580
2.000%, 07/15/2014	4,694,559	4,828,063
2.500%, 01/15/2029	70,688	84,902
U.S. Treasury Bonds
2.750%, 08/15/2042 to 11/15/2042	2,570,000	2,119,576
3.000%, 05/15/2042	5,065,000	4,422,378
3.125%, 02/15/2043	5,155,000	4,603,255
3.500%, 02/15/2039	1,115,000	1,088,345
3.625%, 08/15/2043	380,000	374,300
4.375%, 05/15/2041	3,465,000	3,902,997
4.500%, 08/15/2039	680,000	781,575
4.625%, 02/15/2040	3,535,000	4,139,266
5.375%, 02/15/2031	2,070,000	2,612,404
6.000%, 02/15/2026	1,270,000	1,659,731
6.125%, 08/15/2029	455,000	614,250
7.625%, 02/15/2025	390,000	569,766
U.S. Treasury Notes
0.250%, 09/30/2014	2,325,000	2,327,088
0.625%, 11/30/2017	4,095,000	3,967,989
0.875%, 02/28/2017	255,000	253,506
2.250%, 05/31/2014	2,915,000	2,960,774
2.625%, 04/30/2016 to 08/15/2020	6,520,000	6,854,282
2.750%, 02/15/2019	665,000	698,250
U.S. Treasury Strips, PO
3.292%, 05/15/2021	540,000	444,910

		50,080,810
U.S. Government Agency - 17.8%
Federal Home Loan Banks
0.500%, 11/20/2015	925,000	923,592
Federal Home Loan Mortgage Corp.
0.500%, 04/17/2015	415,000	415,865
2.388%, 06/01/2038 (P)	45,130	47,256
2.475%, 07/01/2035 (P)	21,798	23,236
2.476%, 07/01/2035 (P)	37,896	39,961
2.500%, 05/01/2028	598,333	592,724
2.562%, 05/01/2037 (P)	32,270	33,958
2.598%, 01/01/2036 (P)	1,968	2,066
2.611%, 02/01/2037 (P)	52,476	55,135
2.666%, 09/01/2035 (P)	30,215	31,565
2.687%, 02/01/2037 (P)	23,014	24,639

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.726%, 01/01/2037 (P)	$10,448	$11,158
2.796%, 03/01/2036 (P)	14,348	15,079
2.900%, 11/01/2035 (P)	4,377	4,677
2.910%, 09/01/2032 (P)	2,137	2,269
3.000%, 12/01/2042 to 01/01/2043	1,777,595	1,696,102
3.047%, 02/01/2037 (P)	35,830	38,176
3.500%, 09/01/2042 to 11/01/2042	2,061,196	2,051,937
4.000%, 01/01/2025 to 12/01/2041	1,627,007	1,681,414
4.500%, 11/01/2018 to 04/01/2041	2,159,808	2,278,704
5.000%, 10/01/2018 to 04/01/2040	755,787	806,910
5.500%, 03/01/2018 to 12/01/2039	1,455,638	1,566,419
5.911%, 12/01/2036 (P)	15,941	17,102
5.947%, 10/01/2036 (P)	78,029	83,094
6.000%, 03/01/2014 to 12/01/2033	107,773	118,199
6.128%, 11/01/2036 (P)	27,557	29,781
6.500%, 05/01/2017 to 11/01/2033	44,939	49,577
7.000%, 02/01/2024 to 06/01/2032	12,606	14,575
7.500%, 05/01/2024 to 06/01/2024	1,862	2,139
10.500%, 05/01/2019	90	99
Federal National Mortgage Association
0.500%, 07/02/2015	250,000	250,269
0.625%, 08/26/2016	890,000	882,697
0.750%, 12/19/2014	1,275,000	1,282,520
1.860%, 10/01/2033 (P)	43,296	44,666
1.962%, 06/01/2037 (P)	44,759	46,806
2.237%, 12/01/2035 (P)	7,816	8,203
2.322%, 07/01/2027 (P)	583	600
2.328%, 07/01/2035 (P)	31,210	32,977
2.470%, 08/01/2036 (P)	92,345	98,497
2.500%, 12/01/2027 to 04/01/2028	1,379,833	1,367,605
2.508%, 08/01/2037 (P)	46,807	49,659
2.536%, 12/01/2035 (P)	9,613	10,088
2.600%, 05/01/2038 (P)	24,379	25,722
2.615%, 11/01/2035 (P)	81,806	86,621
2.669%, 09/01/2035 (P)	113,500	118,776
2.748%, 09/01/2037 (P)	22,871	24,265
2.770%, 12/01/2035 (P)	5,412	5,767
2.784%, 01/01/2037 (P)	54,009	57,212
2.819%, 12/01/2035 (P)	3,871	4,138
3.000%, 10/01/2026 to 05/01/2043	7,604,395	7,386,224
3.040%, 12/01/2036 (P)	90,287	96,120
3.500%, 01/01/2026 to 01/01/2043	6,184,991	6,274,804
4.000%, 03/01/2025 to 03/01/2042	9,097,694	9,436,892
4.500%, 05/01/2019 to 12/01/2041	8,532,797	9,015,259
5.000%, 05/01/2018 to 10/01/2040	7,022,600	7,541,961
5.500%, 05/01/2016 to 03/01/2040	5,296,519	5,744,950
5.559%, 01/01/2019 (P)	403	437
5.864%, 09/01/2036 (P)	19,792	21,120
6.000%, 03/01/2021 to 04/01/2040	3,598,994	3,946,111
6.500%, 11/01/2015 to 04/01/2038	864,408	965,174
7.000%, 12/01/2029 to 04/01/2037	11,316	12,816
7.125%, 01/15/2030	365,000	505,948
Government National
Mortgage Association
2.500%, 05/20/2027 to 03/20/2043	8,312,856	8,007,567
3.000%, 01/20/2027 to 06/20/2043	22,091,704	21,525,146
3.500%, 12/20/2025 to 05/20/2043	18,124,459	18,312,231
4.000%, 11/20/2025 to 08/20/2042	15,091,290	15,719,893
4.500%, 08/15/2039 to 03/20/2041	22,459,027	23,918,190
5.000%, 02/15/2018 to 03/20/2041	13,291,580	14,366,306
5.500%, 02/15/2029 to 10/20/2040	5,459,405	6,015,813

The accompanying notes are an integral part of the financial statements.	187

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
6.000%, 10/20/2013 to 02/20/2039		$4,319,227	$4,807,000
6.500%, 12/15/2014 to 12/20/2033		1,659,524	1,895,319
7.000%, 04/15/2017 to 12/15/2034		733,356	850,621
9.250%, 10/15/2016 to 12/15/2019		1,922	2,161
9.750%, 07/15/2017 to 02/15/2021		1,876	2,124
10.250%, 11/15/2020		1,693	1,939
12.250%, 02/15/2015		57	60
12.750%, 06/20/2014 to 11/20/2014		72	75

			183,426,757

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $236,135,188)			$233,507,567

FOREIGN GOVERNMENT
OBLIGATIONS - 13.7%
Australia - 0.1%
New South Wales Treasury Corp.
6.000%, 03/01/2022	AUD	672,000	666,198
Austria - 0.2%
Republic of Austria
3.150%, 06/20/2044 (S)	EUR	97,000	132,476
3.400%, 11/22/2022 (S)		424,000	618,407
4.850%, 03/15/2026 (S)		284,000	468,797
6.250%, 07/15/2027		351,000	658,351

			1,878,031
Belgium - 0.2%
Kingdom of Belgium
3.250%, 09/28/2016 (S)		148,000	210,179
4.000%, 03/28/2018 (S)		475,000	701,921
4.000%, 03/28/2022		284,000	419,955
4.250%, 09/28/2021 (S)		65,000	98,057
5.000%, 03/28/2035 (S)		180,000	289,254

			1,719,366
Bermuda - 0.1%
Government of Bermuda
4.138%, 01/03/2023 (S)		$200,000	191,500
4.854%, 02/06/2024 (S)		480,000	468,130
5.603%, 07/20/2020 (S)		200,000	213,750

			873,380
Brazil - 0.9%
Federative Republic of Brazil
2.625%, 01/05/2023		1,150,000	979,225
5.625%, 01/07/2041		1,710,000	1,650,150
6.000%, 05/15/2015 to 08/15/2024	BRL	2,422,000	2,417,428
7.125%, 01/20/2037		$371,000	422,013
10.000%, 01/01/2017 to 01/01/2023	BRL	10,379,000	4,108,428

			9,577,244
Canada - 0.5%
Government of Canada
3.750%, 06/01/2019	CAD	380,000	392,995
4.000%, 06/01/2017		825,000	850,150
4.500%, 06/01/2015		1,080,000	1,083,948
Province of British Columbia
3.700%, 12/18/2020		1,066,000	1,063,672
Province of Manitoba
1.300%, 04/03/2017		$380,000	380,665
Province of Ontario
1.200%, 02/14/2018		125,000	121,563

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Ontario (continued)
1.600%, 09/21/2016		$475,000	$480,592
3.500%, 06/02/2043	CAD	99,000	84,347
Province of Quebec
5.000%, 12/01/2038		276,000	293,879

			4,751,811
Chile - 0.0%
Republic of Chile
3.875%, 08/05/2020		$130,000	132,925
Colombia - 0.1%
Republic of Colombia
6.125%, 01/18/2041		875,000	917,656
Congo - 0.0%
Republic of Congo (Brazzaville)
3.500%, 06/30/2029		60,521	49,627
Croatia - 0.1%
Republic of Croatia
5.500%, 04/04/2023 (S)		200,000	191,000
6.375%, 03/24/2021		400,000	406,500
6.750%, 11/05/2019		200,000	210,500

			808,000
Czech Republic - 0.1%
Czech Republic International
3.625%, 04/14/2021	EUR	613,000	885,517
Denmark - 0.1%
Kingdom of Denmark
3.000%, 11/15/2021	DKK	2,585,000	503,027
7.000%, 11/10/2024		364,000	96,929

			599,956
Dominican Republic - 0.0%
Government of Dominican Republic
7.500%, 05/06/2021		$300,000	321,000
9.040%, 01/23/2018		34,429	37,613

			358,613
Egypt - 0.0%
Arab Republic of Egypt
5.750%, 04/29/2020		100,000	84,500
Fiji - 0.0%
Republic of Fiji
9.000%, 03/15/2016		200,000	210,025
Finland - 0.0%
Government of Finland
3.375%, 04/15/2020 (S)	EUR	204,000	300,504
France - 0.3%
Caisse d’Amortissement de la Dette
Sociale
2.500%, 10/25/2022		477,000	633,466
Government of France
1.000%, 07/25/2017		333,000	440,634
3.750%, 04/25/2021		522,000	777,686
4.000%, 10/25/2038		247,000	358,879
5.750%, 10/25/2032		139,000	249,807
Societe Financement de l’Economie
Francaise
3.250%, 01/16/2014		585,000	781,781

			3,242,253

The accompanying notes are an integral part of the financial statements.	188

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Germany - 1.4%
Federal Republic of Germany
0.250%, 12/13/2013	EUR	400,000	$528,951
0.500%, 10/13/2017		432,000	567,499
1.500%, 02/15/2023		2,096,000	2,697,566
2.000%, 02/26/2016		392,000	540,043
2.500%, 07/04/2044		1,208,000	1,547,475
3.000%, 07/04/2020		139,000	204,873
3.250%, 07/04/2015		535,000	746,425
3.500%, 01/04/2016		1,390,000	1,975,867
3.750%, 01/04/2015		1,737,000	2,406,267
4.000%, 10/11/2013 to 01/04/2037		1,782,000	2,793,050

			14,008,016
Grenada - 0.0%
Government of Grenada
4.500%, 09/15/2025 (H)		$98,000	33,320
Hungary - 0.0%
Republic of Hungary
6.500%, 06/24/2019	HUF	21,980,000	98,515
6.750%, 02/24/2017		22,240,000	101,652

			200,167
Iceland - 0.2%
Republic of Iceland
4.875%, 06/16/2016 (S)		$375,000	390,000
4.875%, 06/16/2016		225,000	234,000
5.875%, 05/11/2022 (S)		513,000	519,027
5.875%, 05/11/2022		442,000	447,193

			1,590,220
Indonesia - 0.5%
Perusahaan Penerbit SBSN Indonesia
3.300%, 11/21/2022		520,000	397,800
4.000%, 11/21/2018		300,000	280,500
Republic of Indonesia
3.375%, 04/15/2023 (S)		200,000	160,000
3.375%, 04/15/2023		380,000	304,000
3.750%, 04/25/2022 (S)		1,550,000	1,305,875
4.625%, 04/15/2043		200,000	143,000
4.875%, 05/05/2021		1,000,000	922,500
5.250%, 01/17/2042		300,000	234,000
5.375%, 10/17/2023 (S)		200,000	188,000
5.875%, 03/13/2020		179,000	178,105
6.625%, 02/17/2037		170,000	157,675
7.000%, 05/15/2022	IDR	920,000,000	76,902
7.750%, 01/17/2038		$450,000	473,625
8.250%, 07/15/2021 to 06/15/2032	IDR	2,615,000,000	235,371

			5,057,353
Iraq - 0.1%
Republic of Iraq
5.800%, 01/15/2028		$707,000	562,065
Ireland - 0.1%
Republic of Ireland
4.500%, 04/18/2020	EUR	290,000	397,613
5.000%, 10/18/2020		221,000	310,953
5.500%, 10/18/2017		221,000	322,345

			1,030,911
Israel - 0.0%
Government of Israel
5.500%, 02/28/2017	ILS	786,000	246,401

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy - 0.9%
Republic of Italy
3.500%, 11/01/2017	EUR	965,000	$1,297,201
3.750%, 03/01/2021		363,000	480,670
4.000%, 02/01/2017		38,000	52,337
4.500%, 07/15/2015 to 08/01/2018		2,456,000	3,413,046
4.750%, 05/01/2017 to 06/01/2017		853,000	1,198,460
5.000%, 09/01/2040		827,000	1,090,141
5.500%, 09/01/2022		535,000	768,740
5.750%, 02/01/2033		236,000	344,579
6.000%, 05/01/2031		143,000	214,132

			8,859,306
Ivory Coast - 0.0%
Republic of Ivory Coast, Bond
5.750%, 12/31/2032		$385,000	326,288
Jamaica - 0.1%
Government of Jamaica
8.000%, 06/24/2019		220,000	216,150
10.625%, 06/20/2017		350,000	381,500

			597,650
Japan - 1.8%
Government of Japan
0.400%, 03/20/2018	JPY	269,950,000	2,768,845
0.800%, 06/20/2023		103,800,000	1,064,249
1.000%, 12/20/2021		83,050,000	871,986
1.100%, 06/20/2021		101,600,000	1,076,522
1.400%, 03/20/2018 to 03/20/2020		307,100,000	3,302,242
1.700%, 09/20/2017 to 06/20/2032		194,500,000	2,030,244
2.200%, 06/22/2020		162,150,000	1,844,642
2.300%, 06/20/2028 to 03/20/2040		443,200,000	5,136,126

			18,094,856
Lithuania - 0.0%
Republic of Lithuania
7.375%, 02/11/2020		$165,000	194,700
Malaysia - 0.1%
Government of Malaysia
3.418%, 08/15/2022	MYR	293,000	84,600
4.160%, 07/15/2021		334,000	102,413
4.232%, 06/30/2031		190,000	56,250
4.378%, 11/29/2019		1,293,000	404,383
4.498%, 04/15/2030		471,000	145,290
4.646%, 07/06/2021		$250,000	256,553

			1,049,489
Mexico - 0.8%
Government of Mexico
2.500%, 12/10/2020	MXN	9,027,051	690,530
4.750%, 03/08/2044		$1,550,000	1,350,825
5.125%, 01/15/2020		300,000	329,700
5.500%, 02/17/2020	EUR	197,000	302,023
5.750%, 10/12/2110		$100,000	89,750
6.050%, 01/11/2040		300,000	317,700
6.500%, 06/10/2021 to 06/09/2022	MXN	18,088,000	1,373,900
7.500%, 06/03/2027		4,744,000	380,270
7.750%, 11/13/2042		5,000,000	384,729
8.000%, 12/17/2015 to 06/11/2020		19,205,000	1,595,270
8.500%, 12/13/2018 to 11/18/2038		11,191,000	940,365
9.500%, 12/18/2014		5,150,000	411,228
10.000%, 11/20/2036		1,629,000	156,636

			8,322,926

The accompanying notes are an integral part of the financial statements.	189

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mongolia - 0.0%
Government of Mongolia
4.125%, 01/05/2018 (S)		$200,000	$178,000
Morocco - 0.1%
Kingdom of Morocco
4.250%, 12/11/2022 (S)		800,000	682,000
Namibia - 0.1%
Namibia International Bonds
5.500%, 11/03/2021		600,000	606,000
Netherlands - 0.0%
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		250,000	257,498
Norway - 0.0%
Government of Norway
4.250%, 05/19/2017	NOK	1,304,000	229,171
Panama - 0.0%
Republic of Panama
4.300%, 04/29/2053		$200,000	149,000
6.700%, 01/26/2036		190,000	210,900

			359,900
Peru - 0.0%
Republic of Peru
5.625%, 11/18/2050		290,000	284,200
7.840%, 08/12/2020 (S)	PEN	304,000	121,423

			405,623
Philippines - 0.2%
Republic of Philippines
5.000%, 01/13/2037		$600,000	623,250
6.375%, 10/23/2034		950,000	1,075,875

			1,699,125
Poland - 0.2%
Republic of Poland
3.750%, 01/19/2023	EUR	224,000	316,329
3.875%, 07/16/2015		$435,000	456,750
4.750%, 04/25/2017	PLN	709,000	228,136
5.000%, 10/24/2013		1,441,000	447,251
5.250%, 10/25/2017		310,000	101,502
5.500%, 04/25/2015 to 10/25/2019		2,233,000	725,701
5.750%, 09/23/2022		805,000	273,123

			2,548,792
Qatar - 0.0%
Government of Qatar
5.750%, 01/20/2042 (S)		$200,000	205,000
Romania - 0.1%
Government of Romania
4.375%, 08/22/2023 (S)		378,000	353,196
4.375%, 08/22/2023		100,000	93,438
4.875%, 11/07/2019	EUR	200,000	274,956
5.900%, 07/26/2017	RON	850,000	263,807
6.750%, 02/07/2022		$420,000	466,284

			1,451,681
Russia - 1.1%
Government of Russia
4.500%, 04/04/2022		200,000	200,000
5.625%, 04/04/2042 (S)		200,000	199,000
5.625%, 04/04/2042		200,000	199,000
6.800%, 12/11/2019	RUB	29,250,000	864,409
7.000%, 01/25/2023		14,585,000	420,307

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Russia (continued)
Government of Russia (continued)
7.400%, 06/14/2017	RUB	5,910,000	$182,010
7.500%, 03/31/2030		$6,986,610	8,057,727
7.600%, 04/14/2021 to 07/20/2022	RUB	12,190,000	371,095
7.850%, 03/10/2018		15,000,000	464,990

			10,958,538
Rwanda - 0.0%
Republic of Rwanda
6.625%, 05/02/2023 (S)		$200,000	170,000
Serbia - 0.2%
Republic of Serbia
4.875%, 02/25/2020		400,000	363,080
5.250%, 11/21/2017		260,000	254,202
5.250%, 11/21/2017 (S)		200,000	195,540
6.750%, 11/01/2024		307,934	296,387
7.250%, 09/28/2021		1,100,000	1,105,500

			2,214,709
Singapore - 0.0%
Republic of Singapore
3.125%, 09/01/2022	SGD	276,000	228,842
Slovenia - 0.0%
Republic of Slovenia
4.750%, 05/10/2018		$302,000	291,430
South Africa - 0.2%
Republic of South Africa
4.665%, 01/17/2024		450,000	418,500
5.875%, 05/30/2022		500,000	521,250
6.250%, 03/08/2041		100,000	98,500
6.500%, 02/28/2041	ZAR	536,000	37,746
6.750%, 03/31/2021		2,438,000	221,131
7.000%, 02/28/2031		820,000	65,923
7.750%, 02/28/2023		1,309,000	123,383
8.000%, 12/21/2018		3,254,000	322,406
8.250%, 09/15/2017		1,675,000	167,976
10.500%, 12/21/2026		791,000	89,330
13.500%, 09/15/2015		2,467,000	271,321

			2,337,466
South Korea - 0.2%
Republic of Korea
3.750%, 06/10/2022	KRW	317,290,000	291,132
4.250%, 06/10/2021		306,840,000	291,359
4.500%, 03/10/2015		1,116,900,000	1,032,405
5.000%, 06/10/2020		627,330,000	619,771

			2,234,667
Spain - 0.4%
Instituto de Credito Oficial
4.375%, 05/20/2019	EUR	223,000	303,154
4.625%, 01/31/2017		50,000	69,558
6.000%, 03/08/2021		209,000	306,102
Kingdom of Spain
3.800%, 01/31/2017		100,000	136,262
4.100%, 07/30/2018		853,000	1,166,713
4.250%, 10/31/2016		96,000	132,763
4.400%, 01/31/2015		423,000	580,671
4.500%, 01/31/2018		300,000	416,819
5.750%, 07/30/2032		221,000	318,022
5.850%, 01/31/2022		259,000	378,198

			3,808,262

The accompanying notes are an integral part of the financial statements.	190

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Sri Lanka - 0.0%
Republic of Sri Lanka
5.875%, 07/25/2022		$300,000	$267,000
Sweden - 0.2%
Kingdom of Sweden
3.500%, 06/01/2022 (S)	SEK	1,730,000	284,932
3.750%, 08/12/2017 (S)		3,590,000	584,346
Svensk Exportkredit AB
3.625%, 05/27/2014	EUR	404,000	547,050
5.125%, 03/01/2017		$425,000	479,380

			1,895,708
United Republic of Tanzania - 0.0%
United Republic of Tanzania
6.394%, 03/08/2020 (P)		300,000	304,500
Thailand - 0.0%
Kingdom of Thailand
3.580%, 12/17/2027	THB	6,542,000	185,504
Turkey - 0.9%
Republic of Turkey
3.000%, 02/23/2022	TRY	348,417	160,644
3.250%, 03/23/2023		$300,000	245,250
4.500%, 02/11/2015	TRY	1,062,168	530,889
4.875%, 04/16/2043		$200,000	155,550
5.125%, 03/25/2022		500,000	480,125
5.625%, 03/30/2021		1,000,000	1,002,750
6.000%, 01/14/2041		1,190,000	1,063,563
6.250%, 09/26/2022		900,000	924,975
6.500%, 01/07/2015	TRY	900,000	425,113
6.750%, 04/03/2018 to 05/30/2040		$850,000	867,150
6.875%, 03/17/2036		360,000	359,640
7.000%, 03/11/2019 to 06/05/2020		1,879,000	2,057,283
7.250%, 03/15/2015		75,000	79,613
7.375%, 02/05/2025		200,000	217,250
7.500%, 11/07/2019		200,000	224,550
8.000%, 02/14/2034		307,000	346,987
8.500%, 09/14/2022	TRY	185,000	82,575
10.000%, 06/17/2015		275,000	135,696

			9,359,603
Ukraine - 0.2%
Republic of Ukraine
6.250%, 06/17/2016 (S)		$400,000	369,000
6.580%, 11/21/2016		2,125,000	1,955,000
6.875%, 09/23/2015		100,000	96,400

			2,420,400
United Kingdom - 0.5%
Government of United Kingdom
3.750%, 09/07/2021	GBP	486,000	831,106
4.250%, 06/07/2032 to 09/07/2039		1,498,000	2,615,008
4.500%, 12/07/2042		781,000	1,428,851

			4,874,965
Venezuela - 0.4%
Republic of Venezuela
7.650%, 04/21/2025		$1,600,000	1,132,000
9.250%, 05/07/2028		635,100	493,790
11.950%, 08/05/2031		2,315,300	2,089,558
12.750%, 08/23/2022		500,000	495,000

			4,210,348

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $150,270,960)			$141,614,006

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 39.1%
Consumer Discretionary - 6.2%
99 Cents Only Stores
11.000%, 12/15/2019		$300,000	$336,000
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		450,000	473,625
AMC Networks, Inc.
4.750%, 12/15/2022		225,000	210,938
American Axle & Manufacturing, Inc.
6.250%, 03/15/2021		200,000	203,500
6.625%, 10/15/2022		225,000	230,063
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	400,000	162,619
Automotores Gildemeister SA
6.750%, 01/15/2023 (S)		$150,000	106,500
AutoZone, Inc.
5.500%, 11/15/2015		45,000	49,190
5.750%, 01/15/2015		35,000	37,292
Beazer Homes USA, Inc.
7.250%, 02/01/2023		100,000	101,000
Best Buy Company, Inc.
5.000%, 08/01/2018		200,000	201,277
BMW UK Capital PLC
5.000%, 10/02/2017	GBP	10,000	17,442
Brinker International, Inc.
2.600%, 05/15/2018		$35,000	34,229
British Sky Broadcasting Group PLC
3.125%, 11/26/2022 (S)		195,000	178,136
6.100%, 02/15/2018 (S)		60,000	68,439
9.500%, 11/15/2018 (S)		130,000	168,337
BSKYB Finance UK PLC
5.750%, 10/20/2017	GBP	65,000	115,310
Cablevision Systems Corp.
8.625%, 09/15/2017		$50,000	56,875
Carnival Corp.
1.200%, 02/05/2016		90,000	89,855
CCO Holdings LLC
5.125%, 02/15/2023		1,575,000	1,413,563
5.250%, 09/30/2022		50,000	45,625
CDR DB Sub, Inc.
7.750%, 10/15/2020 (S)		325,000	327,438
Cedar Fair LP
5.250%, 03/15/2021 (S)		300,000	286,500
Central European Media Enterprises, Ltd.
11.625%, 09/15/2016 (S)	EUR	400,000	556,415
Cequel Communications Escrow I LLC
6.375%, 09/15/2020 (S)		$375,000	374,063
Cequel Communications Holdings I LLC
5.125%, 12/15/2021 (S)		675,000	621,000
Choice Hotels International, Inc.
5.750%, 07/01/2022		200,000	206,000
Chrysler Group LLC
8.000%, 06/15/2019		400,000	434,500
8.250%, 06/15/2021		700,000	768,250
Cinemark USA, Inc.
4.875%, 06/01/2023		200,000	184,000
5.125%, 12/15/2022		150,000	140,250
Cirsa Funding Luxembourg SA
8.750%, 05/15/2018 (S)	EUR	225,000	301,832
8.750%, 05/15/2018		90,000	120,733
CityCenter Holdings LLC, PIK
10.750%, 01/15/2017		$150,000	161,625
Claire’s Stores, Inc.
6.125%, 03/15/2020 (S)		150,000	149,250
7.750%, 06/01/2020 (S)		150,000	149,250

The accompanying notes are an integral part of the financial statements.	191

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Claire’s Stores, Inc. (continued)
9.000%, 03/15/2019 (S)		$525,000	$584,719
Clear Channel Communications, Inc.
9.000%, 12/15/2019		600,000	577,500
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		450,000	450,000
7.625%, 03/15/2020		150,000	150,375
Cogeco Cable, Inc.
4.875%, 05/01/2020 (S)		150,000	144,000
Comcast Corp.
3.125%, 07/15/2022		165,000	159,357
6.400%, 03/01/2040		30,000	35,642
6.950%, 08/15/2037		670,000	839,356
COX Communications, Inc.
3.250%, 12/15/2022 (S)		245,000	215,501
5.450%, 12/15/2014		46,000	48,478
8.375%, 03/01/2039 (S)		345,000	410,935
CSC Holdings LLC
6.750%, 11/15/2021		150,000	157,875
CST Brands, Inc.
5.000%, 05/01/2023 (S)		150,000	142,500
Daimler Canada Finance, Inc.
3.280%, 09/15/2016	CAD	45,000	43,829
Daimler Finance North America LLC
0.886%, 03/28/2014 (P) (S)		$380,000	380,719
1.125%, 08/01/2018 (P) (S)		170,000	170,246
Daimler International Finance BV
3.500%, 06/06/2019	GBP	10,000	16,241
Dana Holding Corp.
5.375%, 09/15/2021		$300,000	294,750
Delphi Corp.
5.000%, 02/15/2023		400,000	406,500
5.875%, 05/15/2019		100,000	106,000
6.125%, 05/15/2021		125,000	136,563
Dex Media, Inc., PIK
14.000%, 01/29/2017		75,000	50,250
DFS Furniture Holdings PLC
7.625%, 08/15/2018 (S)	GBP	100,000	162,137
DIRECTV Holdings LLC
1.750%, 01/15/2018		$420,000	399,551
2.400%, 03/15/2017		510,000	506,112
4.750%, 10/01/2014		420,000	436,901
5.875%, 10/01/2019		430,000	476,059
DISH DBS Corp.
4.250%, 04/01/2018		325,000	320,125
5.000%, 03/15/2023		375,000	345,938
5.125%, 05/01/2020		350,000	338,625
5.875%, 07/15/2022		450,000	441,000
Dollar General Corp.
3.250%, 04/15/2023		490,000	445,183
4.125%, 07/15/2017		105,000	110,143
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		200,000	200,500
DreamWorks Animation SKG, Inc.
6.875%, 08/15/2020 (S)		125,000	128,438
Eaton Corp.
1.500%, 11/02/2017 (S)		105,000	102,472
4.000%, 11/02/2032 (S)		230,000	210,396
Fiesta Restaurant Group, Inc.
8.875%, 08/15/2016		300,000	319,500
Ford Motor Company
4.750%, 01/15/2043		245,000	215,523

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ford Motor Credit Company LLC
2.375%, 01/16/2018		$200,000	$194,379
2.750%, 05/15/2015		270,000	274,449
3.875%, 01/15/2015		230,000	236,832
5.750%, 02/01/2021		1,410,000	1,521,808
Gajah Tunggal Tbk PT
7.750%, 02/06/2018		250,000	241,250
General Motors Financial Company, Inc.
3.250%, 05/15/2018 (S)		250,000	240,000
4.250%, 05/15/2023 (S)		300,000	270,000
Gestamp Funding Luxembourg SA
5.625%, 05/31/2020 (S)		325,000	318,175
5.875%, 05/31/2020 (S)	EUR	100,000	131,504
GKN Holdings PLC
6.750%, 10/28/2019	GBP	13,000	22,590
Graton Economic Development Authority
9.625%, 09/01/2019 (S)		$550,000	607,750
Great Canadian Gaming Corp.
6.625%, 07/25/2022 (S)	CAD	200,000	193,202
Griffey Intermediate, Inc.
7.000%, 10/15/2020 (S)		$575,000	508,875
Grupo Televisa SAB
7.250%, 05/14/2043	MXN	2,000,000	123,208
GTECH SpA
5.375%, 12/05/2016	EUR	50,000	73,471
Gymboree Corp.
9.125%, 12/01/2018		$425,000	401,625
Hanesbrands, Inc.
6.375%, 12/15/2020		375,000	405,000
Harley-Davidson Financial Services, Inc.
1.150%, 09/15/2015 (S)		235,000	234,400
Hasbro, Inc.
6.125%, 05/15/2014		55,000	56,981
Historic TW, Inc.
6.875%, 06/15/2018		130,000	155,085
Hyatt Hotels Corp.
3.875%, 08/15/2016		300,000	318,015
Hyundai Capital America
1.625%, 10/02/2015 (S)		150,000	149,916
1.875%, 08/09/2016 (S)		105,000	104,850
2.875%, 08/09/2018 (S)		225,000	223,538
Hyundai Capital Services, Inc.
3.500%, 09/13/2017 (S)		200,000	205,169
4.375%, 07/27/2016 (S)		255,000	269,911
Icahn Enterprises LP
6.000%, 08/01/2020 (S)		250,000	248,750
Igloo Holdings Corp., PIK
8.250%, 12/15/2017 (S)		200,000	204,500
InterContinental Hotels Group PLC
6.000%, 12/09/2016	GBP	50,000	87,138
Intralot Finance Luxembourg SA
9.750%, 08/15/2018 (S)	EUR	125,000	170,988
Jaguar Holding Company I, PIK
9.375%, 10/15/2017 (S)		$125,000	132,500
Jaguar Land Rover Automotive PLC
5.625%, 02/01/2023 (S)		750,000	721,875
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)		400,000	412,000
Jo-Ann Stores, Inc.
8.125%, 03/15/2019 (S)		350,000	356,125
Kingfisher PLC
5.625%, 12/15/2014	GBP	20,000	32,451

The accompanying notes are an integral part of the financial statements.	192

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Lamar Media Corp.
5.000%, 05/01/2023		$125,000	$115,938
5.875%, 02/01/2022		225,000	226,688
Laureate Education, Inc.
9.250%, 09/01/2019 (S)		775,000	837,000
Levi Strauss & Company
6.875%, 05/01/2022		275,000	292,188
LKQ Corp.
4.750%, 05/15/2023 (S)		125,000	115,000
Lynx II Corp.
7.000%, 04/15/2023 (S)	GBP	100,000	155,745
Magnolia BC SA
9.000%, 08/01/2020 (S)	EUR	175,000	234,203
MAN SE
7.250%, 05/20/2016		25,000	38,592
Marks & Spencer PLC
5.625%, 03/24/2014	GBP	30,000	47,539
Marriott International, Inc.
3.000%, 03/01/2019		$155,000	155,320
MDC Holdings, Inc.
5.375%, 12/15/2014		60,000	62,541
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		500,000	506,250
Meritage Homes Corp.
7.000%, 04/01/2022		175,000	187,250
MGM Resorts International
6.625%, 12/15/2021		600,000	609,000
6.750%, 10/01/2020		625,000	637,500
Mohawk Industries, Inc.
3.850%, 02/01/2023		450,000	423,517
MU Finance PLC
8.375%, 02/01/2017 (S)		205,481	216,782
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		200,000	207,500
National CineMedia LLC
6.000%, 04/15/2022		250,000	255,000
NBCUniversal Enterprise, Inc.
0.953%, 04/15/2018 (P) (S)		115,000	115,965
1.974%, 04/15/2019 (S)		395,000	380,404
NBCUniversal Media LLC
2.100%, 04/01/2014		250,000	252,403
2.875%, 01/15/2023		225,000	211,128
5.150%, 04/30/2020		645,000	726,041
NCL Corp., Ltd.
5.000%, 02/15/2018 (S)		150,000	148,125
Netflix, Inc.
5.375%, 02/01/2021 (S)		600,000	603,000
New Academy Finance Company LLC,
PIK
8.000%, 06/15/2018 (S)		325,000	333,938
New Look Bondco I PLC
8.375%, 05/14/2018 (S)		200,000	198,000
Newell Rubbermaid, Inc.
2.000%, 06/15/2015		40,000	40,534
2.050%, 12/01/2017		170,000	166,216
News America, Inc.
5.300%, 12/15/2014		210,000	221,965
6.150%, 03/01/2037 to 02/15/2041		645,000	702,587
7.850%, 03/01/2039		85,000	108,072
8.250%, 08/10/2018		145,000	182,773
Next PLC
5.875%, 10/12/2016	GBP	50,000	86,396

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)		$230,000	$226,338
NVR, Inc.
3.950%, 09/15/2022		355,000	339,410
O’Reilly Automotive, Inc.
3.800%, 09/01/2022		315,000	306,142
3.850%, 06/15/2023		85,000	82,442
4.875%, 01/14/2021		435,000	454,829
Omnicom Group, Inc.
3.625%, 05/01/2022		175,000	168,636
4.450%, 08/15/2020		85,000	88,509
6.250%, 07/15/2019		665,000	766,533
Outerwall, Inc.
6.000%, 03/15/2019 (S)		550,000	550,000
Palace Entertainment Holdings LLC
8.875%, 04/15/2017 (S)		400,000	413,000
PC Nextco Holdings LLC
8.750%, 08/15/2019 (S)		375,000	370,781
Penske Automotive Group, Inc.
5.750%, 10/01/2022		275,000	272,250
Pinnacle Entertainment, Inc.
7.500%, 04/15/2021		250,000	267,500
Pittsburgh Glass Works LLC
8.500%, 04/15/2016 (S)		150,000	154,875
Playa Resorts Holding BV
8.000%, 08/15/2020 (S)		300,000	306,000
PNK Finance Corp.
6.375%, 08/01/2021 (S)		350,000	349,125
Polish Television Holding BV
11.250%, 05/15/2017 (S)	EUR	375,000	519,161
PVH Corp.
4.500%, 12/15/2022		$275,000	254,719
Quiksilver, Inc.
7.875%, 08/01/2018 (S)		150,000	154,688
10.000%, 08/01/2020 (S)		225,000	227,813
QVC, Inc.
4.375%, 03/15/2023		545,000	508,495
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/2022		375,000	365,156
SACI Falabella
3.750%, 04/30/2023 (S)		200,000	172,843
Schaeffler Finance BV
4.750%, 05/15/2021 (S)		400,000	376,000
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)		275,000	286,000
Seminole Hard Rock Entertainment, Inc.
5.875%, 05/15/2021 (S)		150,000	144,750
Seneca Gaming Corp.
8.250%, 12/01/2018 (S)		650,000	695,500
SES SA
3.600%, 04/04/2023 (S)		240,000	225,672
Shea Homes LP
8.625%, 05/15/2019		575,000	631,063
Sinclair Television Group, Inc.
6.125%, 10/01/2022		375,000	370,313
Sirius XM Radio, Inc.
4.250%, 05/15/2020 (S)		225,000	205,875
4.625%, 05/15/2023 (S)		275,000	242,688
5.750%, 08/01/2021 (S)		300,000	294,000
Sisal Holding Istituto di Pagamento SPA
7.250%, 09/30/2017 (S)	EUR	100,000	132,191
SIWF Merger Sub, Inc.
6.250%, 06/01/2021 (S)		$150,000	148,125

The accompanying notes are an integral part of the financial statements.	193

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Six Flags Entertainment Corp.
5.250%, 01/15/2021 (S)		$400,000	$378,000
Sonic Automotive, Inc.
5.000%, 05/15/2023		175,000	161,875
7.000%, 07/15/2022		225,000	243,281
Spectrum Brands Escrow Corp.
6.375%, 11/15/2020 (S)		125,000	129,375
6.625%, 11/15/2022 (S)		125,000	128,125
Spectrum Brands, Inc.
9.500%, 06/15/2018		175,000	192,500
Standard Pacific Corp.
8.375%, 05/15/2018		100,000	113,000
Staples, Inc.
9.750%, 01/15/2014		240,000	247,564
Starwood Hotels & Resorts
Worldwide, Inc.
3.125%, 02/15/2023		10,000	9,046
Starz LLC
5.000%, 09/15/2019		275,000	269,500
Station Casinos LLC
7.500%, 03/01/2021		400,000	412,000
Studio City Finance, Ltd.
8.500%, 12/01/2020 (S)		250,000	265,000
TCM Sub LLC
3.550%, 01/15/2015 (S)		550,000	567,181
Tempur Sealy International, Inc.
6.875%, 12/15/2020		200,000	208,750
The Goodyear Tire & Rubber Company
6.500%, 03/01/2021		175,000	177,625
8.750%, 08/15/2020		125,000	143,125
The Interpublic Group of Companies, Inc.
2.250%, 11/15/2017		330,000	321,228
3.750%, 02/15/2023		200,000	185,228
4.000%, 03/15/2022		370,000	353,766
6.250%, 11/15/2014		290,000	304,138
The ServiceMaster Company
8.000%, 02/15/2020		200,000	191,250
The William Carter Company
5.250%, 08/15/2021 (S)		550,000	552,750
Thomson Reuters Corp.
0.875%, 05/23/2016		100,000	99,252
4.350%, 09/30/2020	CAD	25,000	24,851
Time Warner Cable, Inc.
7.500%, 04/01/2014		$50,000	51,856
8.250%, 02/14/2014		75,000	77,414
Time Warner, Inc.
7.700%, 05/01/2032		10,000	12,602
Toll Brothers Finance Corp.
4.375%, 04/15/2023		215,000	196,725
Toyota Motor Credit Corp.
0.424%, 03/10/2015 (P)		85,000	85,078
Travelport LLC, PIK
13.875%, 03/01/2016 (S)		250,000	261,250
TRW Automotive, Inc.
4.500%, 03/01/2021 (S)		200,000	192,500
Tupperware Brands Corp.
4.750%, 06/01/2021		160,000	160,713
Unitymedia KabelBW GmbH
9.500%, 03/15/2021 (S)	EUR	675,000	1,012,326
9.500%, 03/15/2021		100,000	149,974
Univision Communications, Inc.
5.125%, 05/15/2023 (S)		$900,000	849,375
6.750%, 09/15/2022 (S)		350,000	363,125

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Univision Communications, Inc. (continued)
6.875%, 05/15/2019 (S)		$275,000	$290,125
8.500%, 05/15/2021 (S)		675,000	730,688
Viacom, Inc.
2.500%, 09/01/2018		80,000	79,045
Videotron, Ltd.
6.375%, 12/15/2015		50,000	50,625
6.875%, 07/15/2021 (S)	CAD	475,000	488,168
Volkswagen International Finance NV
1.625%, 03/22/2015 (S)		$295,000	298,111
Volkswagen Leasing GmbH
3.250%, 05/10/2018	EUR	100,000	142,076
Vougeot Bidco PLC
7.875%, 07/15/2020 (S)	GBP	100,000	159,232
Voyage Care Bondco PLC
6.500%, 08/01/2018 (S)		100,000	153,885
Whirlpool Corp.
3.700%, 03/01/2023		$50,000	47,764
4.700%, 06/01/2022		250,000	258,524
8.600%, 05/01/2014		170,000	178,547
William Lyon Homes, Inc.
8.500%, 11/15/2020		300,000	318,000
WMG Acquisition Corp.
6.000%, 01/15/2021 (S)		158,000	161,950
11.500%, 10/01/2018		200,000	230,500
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)		375,000	416,250
Wolverine World Wide, Inc.
6.125%, 10/15/2020 (S)		125,000	129,688
WPP 2008, Ltd.
6.000%, 04/04/2017	GBP	50,000	87,641
WPP Finance 2010
3.625%, 09/07/2022		$275,000	256,986
4.750%, 11/21/2021		320,000	327,442
WPP Finance UK
8.000%, 09/15/2014		65,000	69,539

			64,447,826
Consumer Staples - 2.4%
Agrokor DD
9.125%, 02/01/2020	EUR	200,000	283,494
Altria Group, Inc.
4.125%, 09/11/2015		$145,000	154,060
4.750%, 05/05/2021		800,000	845,821
8.500%, 11/10/2013		280,000	284,023
9.250%, 08/06/2019		175,000	229,382
Anheuser-Busch InBev NV
6.500%, 06/23/2017	GBP	25,000	45,329
ARAMARK Corp.
5.750%, 03/15/2020 (S)		$200,000	204,000
Avangardco Investments Public, Ltd.
10.000%, 10/29/2015		100,000	100,500
Avon Products, Inc.
2.375%, 03/15/2016		80,000	80,548
4.600%, 03/15/2020		395,000	404,517
5.000%, 03/15/2023		625,000	621,790
B&G Foods, Inc.
4.625%, 06/01/2021		200,000	185,750
Barry Callebaut Services V
5.500%, 06/15/2023 (S)		500,000	502,895
BAT International Finance PLC
6.375%, 12/12/2019	GBP	30,000	56,342
8.125%, 11/15/2013 (S)		$405,000	410,589

The accompanying notes are an integral part of the financial statements.	194

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
BFF International, Ltd.
7.250%, 01/28/2020		$100,000	$109,000
7.250%, 01/28/2020 (S)		100,000	109,000
BRF SA
3.950%, 05/22/2023 (S)		200,000	170,700
British American Tobacco Holdings The
Netherlands BV
4.875%, 02/24/2021	EUR	80,000	123,838
Bumble Bee Acquisition Corp.
9.000%, 12/15/2017 (S)		$208,000	226,200
Bunge NA Finance LP
5.900%, 04/01/2017		295,000	325,795
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017		500,000	511,122
4.100%, 03/15/2016		135,000	142,038
Carlsberg Breweries A/S
7.250%, 11/28/2016	GBP	50,000	90,306
Casino Guichard Perrachon SA
3.994%, 03/09/2020	EUR	100,000	140,683
Central Garden and Pet Company
8.250%, 03/01/2018		$225,000	218,250
Ceridian Corp.
8.875%, 07/15/2019 (S)		200,000	225,000
Coca-Cola Amatil, Ltd.
3.250%, 11/02/2014 (S)		360,000	369,354
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020		135,000	142,088
ConAgra Foods, Inc.
3.200%, 01/25/2023		325,000	302,907
4.950%, 08/15/2020 (S)		160,000	167,371
Constellation Brands, Inc.
4.250%, 05/01/2023		300,000	275,250
6.000%, 05/01/2022		425,000	449,438
Controladora Mabe SA de CV
7.875%, 10/28/2019 (S)		350,000	383,250
7.875%, 10/28/2019		100,000	109,500
Corporacion Azucarera del Peru SA
6.375%, 08/02/2022 (S)		210,000	200,550
Del Monte Corp.
7.625%, 02/15/2019		1,400,000	1,456,000
Delhaize Group SA
3.125%, 02/27/2020	EUR	100,000	135,435
6.500%, 06/15/2017		$375,000	419,709
Elior Finance & Company SCA
6.500%, 05/01/2020 (S)	EUR	100,000	136,870
ESAL GmbH
6.250%, 02/05/2023 (S)		$205,000	183,475
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)		475,000	490,438
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)		500,000	472,500
Heineken NV
1.400%, 10/01/2017 (S)		135,000	130,878
2.750%, 04/01/2023 (S)		185,000	166,640
7.250%, 03/10/2015	GBP	40,000	67,300
ICTSI Treasury BV
4.625%, 01/16/2023		$200,000	183,939
Imperial Tobacco Finance PLC
2.050%, 02/11/2018 (S)		315,000	304,859
3.500%, 02/11/2023 (S)		570,000	532,472
6.250%, 12/04/2018	GBP	40,000	72,525
Kraft Foods Group, Inc.
1.625%, 06/04/2015		$195,000	197,724

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Kraft Foods Group, Inc. (continued)
5.000%, 06/04/2042		$65,000	$63,463
Kraft Foods, Inc.
7.250%, 07/18/2018	GBP	50,000	94,068
Marfrig Overseas, Ltd.
9.625%, 11/16/2016 (S)		$75,000	77,250
MHP SA
8.250%, 04/02/2020 (S)		460,000	405,950
Michael Foods Holding, Inc., PIK
8.500%, 07/15/2018 (S)		225,000	232,313
Minerva Luxembourg SA
12.250%, 02/10/2022 (S)		200,000	228,000
Mriya Agro Holding PLC
9.450%, 04/19/2018 (S)		300,000	273,750
Pernod-Ricard SA
2.950%, 01/15/2017 (S)		215,000	219,439
5.000%, 03/15/2017	EUR	100,000	147,225
5.750%, 04/07/2021 (S)		$150,000	166,528
Philip Morris International, Inc.
4.375%, 11/15/2041		145,000	132,635
Post Holdings, Inc.
7.375%, 02/15/2022		100,000	105,500
7.375%, 02/15/2022 (S)		150,000	158,250
R&R Ice Cream PLC
8.375%, 11/15/2017 (S)	EUR	200,000	282,833
R&R Ice Cream PLC, PIK
9.250%, 05/15/2018 (S)		250,000	338,673
Red de Carreteras de Occidente SAPIB
de CV
9.000%, 06/10/2028 (S)	MXN	2,000,000	130,996
Reynolds American, Inc.
1.050%, 10/30/2015		$50,000	49,992
3.250%, 11/01/2022		450,000	410,742
7.625%, 06/01/2016		215,000	248,656
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020		125,000	123,906
7.125%, 04/15/2019		100,000	106,375
9.000%, 04/15/2019		975,000	1,006,688
9.875%, 08/15/2019		250,000	265,625
Rite Aid Corp.
6.750%, 06/15/2021 (S)		500,000	506,250
7.700%, 02/15/2027		425,000	432,438
9.250%, 03/15/2020		1,075,000	1,216,094
SABMiller Holdings, Inc.
0.955%, 08/01/2018 (P) (S)		200,000	199,808
1.850%, 01/15/2015 (S)		200,000	202,461
Tesco PLC
6.125%, 02/24/2022	GBP	50,000	89,885
The Coca-Cola Company
0.240%, 03/05/2015 (P)		$155,000	154,977
The Pantry, Inc.
8.375%, 08/01/2020		225,000	238,500
The Sun Products Corp.
7.750%, 03/15/2021 (S)		225,000	220,500
Tyson Foods, Inc.
4.500%, 06/15/2022		380,000	390,058
US Foods, Inc.
8.500%, 06/30/2019		925,000	973,563
Virgolino de Oliveira Finance, Ltd.
11.750%, 02/09/2022		400,000	270,000
Wal-Mart Stores, Inc.
2.550%, 04/11/2023		365,000	335,283

The accompanying notes are an integral part of the financial statements.	195

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)		$175,000	$181,538
Yasar Holdings SA
9.625%, 10/07/2015		400,000	397,000

			25,228,656
Energy - 6.1%
Access Midstream Partners LP
4.875%, 05/15/2023		700,000	651,000
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		200,000	207,000
7.625%, 10/22/2019		150,000	155,250
Anadarko Petroleum Corp.
5.750%, 06/15/2014		200,000	207,406
5.950%, 09/15/2016		185,000	207,376
6.375%, 09/15/2017		190,000	219,639
Antero Resources Finance Corp.
6.000%, 12/01/2020		900,000	897,750
7.250%, 08/01/2019		475,000	498,750
9.375%, 12/01/2017		200,000	212,000
Approach Resources, Inc.
7.000%, 06/15/2021		150,000	151,875
Athlon Holdings LP
7.375%, 04/15/2021 (S)		750,000	757,500
Atwood Oceanics, Inc.
6.500%, 02/01/2020		200,000	214,000
BG Energy Capital PLC
2.875%, 10/15/2016 (S)		305,000	316,893
Bill Barrett Corp.
7.000%, 10/15/2022		475,000	460,750
7.625%, 10/01/2019		900,000	909,000
Boardwalk Pipelines LP
5.750%, 09/15/2019		205,000	225,685
Canadian Natural Resources, Ltd.
1.450%, 11/14/2014		135,000	135,945
4.950%, 06/01/2015	CAD	50,000	49,995
5.700%, 05/15/2017		$200,000	224,794
Chesapeake Energy Corp.
3.250%, 03/15/2016		175,000	175,438
5.375%, 06/15/2021		200,000	198,500
5.750%, 03/15/2023		525,000	522,375
Chevron Corp.
1.718%, 06/24/2018		400,000	393,634
CNOOC Finance 2013, Ltd.
1.125%, 05/09/2016		200,000	198,244
1.750%, 05/09/2018		200,000	191,977
3.000%, 05/09/2023		200,000	177,267
Colorado Interstate Gas Company
5.950%, 03/15/2015		150,000	160,309
Concho Resources, Inc.
5.500%, 04/01/2023		475,000	460,750
7.000%, 01/15/2021		425,000	466,438
Continental Resources, Inc.
4.500%, 04/15/2023		695,000	682,838
5.000%, 09/15/2022		275,000	277,750
Cosan Luxembourg SA
5.000%, 03/14/2023 (S)		200,000	177,500
DCP Midstream LLC
5.375%, 10/15/2015 (S)		150,000	161,258
DCP Midstream Operating LP
2.500%, 12/01/2017		275,000	270,123
3.250%, 10/01/2015		325,000	335,630
3.875%, 03/15/2023		210,000	191,540

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
DTEK Finance BV
9.500%, 04/28/2015 (S)		$150,000	$151,500
El Paso Corp.
6.500%, 09/15/2020		75,000	78,972
7.750%, 01/15/2032		500,000	523,106
7.800%, 08/01/2031		125,000	130,690
El Paso Natural Gas Company
5.950%, 04/15/2017		27,000	30,338
Enbridge Energy Partners LP
4.200%, 09/15/2021		85,000	85,411
5.500%, 09/15/2040		110,000	109,109
Enbridge, Inc.
4.260%, 02/01/2021	CAD	55,000	54,574
Encana Corp.
5.800%, 01/18/2018 (S)		30,000	31,557
Energy Transfer Partners LP
3.600%, 02/01/2023		$615,000	569,857
5.200%, 02/01/2022		550,000	578,405
5.950%, 02/01/2015		195,000	207,790
6.700%, 07/01/2018		30,000	34,922
8.500%, 04/15/2014		180,000	188,009
Eni Finance International SA
5.000%, 01/27/2019	GBP	12,000	20,163
Ensco PLC
3.250%, 03/15/2016		$345,000	359,087
Enterprise Products Operating LLC
1.250%, 08/13/2015		150,000	150,667
5.600%, 10/15/2014		90,000	94,636
5.950%, 02/01/2041		445,000	487,348
7.550%, 04/15/2038		210,000	269,080
EQT Corp.
4.875%, 11/15/2021		645,000	658,791
Exterran Partners LP
6.000%, 04/01/2021 (S)		300,000	291,000
Foresight Energy LLC
7.875%, 08/15/2021 (S)		400,000	400,000
Gazprom Neft OAO
4.375%, 09/19/2022 (S)		200,000	177,500
Gazprom OAO
4.950%, 05/23/2016 (S)		425,000	447,313
6.510%, 03/07/2022		200,000	208,000
6.605%, 02/13/2018	EUR	50,000	74,964
7.288%, 08/16/2037		$940,000	968,200
8.625%, 04/28/2034		175,000	203,000
GeoPark Latin America, Ltd. Agencia en
Chile
7.500%, 02/11/2020 (S)		200,000	199,000
Indo Energy Finance II BV
6.375%, 01/24/2023 (S)		200,000	157,000
KazMunayGas National Company
9.125%, 07/02/2018		1,500,000	1,792,500
Kinder Morgan Energy Partners LP
3.500%, 03/01/2016		95,000	100,161
5.125%, 11/15/2014		90,000	94,464
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)		200,000	216,620
Laredo Petroleum, Inc.
7.375%, 05/01/2022		425,000	448,375
Lukoil International Finance BV
7.250%, 11/05/2019		200,000	223,250
Magellan Midstream Partners LP
4.250%, 02/01/2021		30,000	31,260
6.450%, 06/01/2014		145,000	151,090

The accompanying notes are an integral part of the financial statements.	196

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Magellan Midstream Partners LP (continued)
6.550%, 07/15/2019		$145,000	$171,552
Marathon Oil Corp.
0.900%, 11/01/2015		275,000	274,193
2.800%, 11/01/2022		165,000	151,753
MarkWest Energy Partners LP
4.500%, 07/15/2023		1,025,000	932,750
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)		155,000	189,202
Murphy Oil Corp.
4.000%, 06/01/2022		400,000	381,247
Nabors Industries, Inc.
4.625%, 09/15/2021		305,000	301,906
9.250%, 01/15/2019		440,000	540,709
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)		105,000	108,150
Newfield Exploration Company
5.750%, 01/30/2022		350,000	348,250
Noble Energy, Inc.
6.000%, 03/01/2041		285,000	321,864
Noble Holding International, Ltd.
2.500%, 03/15/2017		35,000	35,038
3.450%, 08/01/2015		85,000	88,203
7.375%, 03/15/2014		35,000	36,199
NuStar Logistics LP
4.800%, 09/01/2020		205,000	191,029
6.750%, 02/01/2021		275,000	276,296
8.150%, 04/15/2018		180,000	201,058
ONEOK Partners LP
3.250%, 02/01/2016		260,000	270,236
Origin Energy Finance, Ltd.
2.875%, 10/11/2019	EUR	100,000	132,724
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)		$230,000	203,550
PBF Holding Company LLC
8.250%, 02/15/2020		675,000	690,188
PDC Energy, Inc.
7.750%, 10/15/2022		1,050,000	1,102,500
Peabody Energy Corp.
6.000%, 11/15/2018		100,000	99,500
Pemex Project Funding Master Trust
5.500%, 02/24/2025	EUR	369,000	553,927
6.625%, 06/15/2035		$85,000	87,338
7.500%, 12/18/2013	GBP	35,000	55,053
Penn Virginia Corp.
8.500%, 05/01/2020		$450,000	450,000
Penn Virginia Resource Partners LP
6.500%, 05/15/2021 (S)		475,000	446,500
8.250%, 04/15/2018		375,000	388,125
8.375%, 06/01/2020		425,000	442,000
Pertamina Persero PT
6.000%, 05/03/2042 (S)		257,000	199,175
6.500%, 05/27/2041 (S)		200,000	166,000
Perusahaan Listrik Negara PT
5.250%, 10/24/2042 (S)		200,000	138,500
Petrobras Global Finance BV
2.000%, 05/20/2016		165,000	162,105
4.250%, 10/02/2023	EUR	100,000	130,538
4.375%, 05/20/2023		$350,000	305,563
5.625%, 05/20/2043		113,000	90,275
Petrobras International Finance Company
4.875%, 03/07/2018	EUR	200,000	280,097

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petrobras International Finance
Company (continued)
5.750%, 01/20/2020		$215,000	$217,285
5.875%, 03/01/2018		205,000	216,532
6.875%, 01/20/2040		200,000	188,136
7.875%, 03/15/2019		115,000	129,275
Petrohawk Energy Corp.
7.250%, 08/15/2018		510,000	554,370
Petroleos de Venezuela SA
5.000%, 10/28/2015		2,268,989	1,962,675
5.125%, 10/28/2016		1,518,734	1,211,190
5.250%, 04/12/2017		537,300	424,467
5.375%, 04/12/2027		215,000	122,550
8.500%, 11/02/2017		2,413,200	2,156,194
12.750%, 02/17/2022		350,000	339,500
Petroleos Mexicanos
3.500%, 07/18/2018 to 01/30/2023		920,000	839,858
4.875%, 01/24/2022		890,000	896,675
5.500%, 01/21/2021 to 06/27/2044		2,230,000	1,983,358
6.500%, 06/02/2041		1,400,000	1,393,000
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019 (S)		200,000	246,000
Phillips 66
1.950%, 03/05/2015		185,000	187,755
4.300%, 04/01/2022		365,000	368,160
Pioneer Natural Resources Company
3.950%, 07/15/2022		340,000	335,026
5.875%, 07/15/2016		325,000	360,078
Plains All American Pipeline LP
2.850%, 01/31/2023		155,000	141,846
3.950%, 09/15/2015		425,000	450,300
5.750%, 01/15/2020		210,000	237,514
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		100,000	118,500
Precision Drilling Corp.
6.500%, 12/15/2021		75,000	78,375
6.625%, 11/15/2020		425,000	447,313
QEP Resources, Inc.
5.250%, 05/01/2023		450,000	421,875
Range Resources Corp.
5.000%, 08/15/2022		250,000	244,375
Regency Energy Partners LP
4.500%, 11/01/2023 (S)		400,000	357,000
5.500%, 04/15/2023		225,000	217,125
Reliance Holdings USA, Inc.
5.400%, 02/14/2022 (S)		250,000	243,415
Repsol International Finance BV
4.625%, 10/08/2014	EUR	37,000	50,823
4.750%, 02/16/2017		55,000	78,992
Rockies Express Pipeline LLC
6.000%, 01/15/2019 (S)		$350,000	318,500
6.850%, 07/15/2018 (S)		25,000	24,125
Rosetta Resources, Inc.
5.625%, 05/01/2021		350,000	337,750
Rowan Companies, Inc.
4.875%, 06/01/2022		170,000	173,510
5.000%, 09/01/2017		195,000	210,262
7.875%, 08/01/2019		230,000	275,684
Sabine Pass Liquefaction LLC
5.625%, 04/15/2023 (S)		150,000	139,125

The accompanying notes are an integral part of the financial statements.	197

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Sabine Pass LNG LP
6.500%, 11/01/2020 (S)		$375,000	$376,875
7.500%, 11/30/2016		150,000	165,188
Samson Investment Company
10.250%, 02/15/2020 (S)		250,000	261,250
SESI LLC
6.375%, 05/01/2019		525,000	552,563
7.125%, 12/15/2021		665,000	719,863
Sibur Securities, Ltd.
3.914%, 01/31/2018 (S)		290,000	273,325
SM Energy Company
5.000%, 01/15/2024 (S)		350,000	324,625
6.500%, 11/15/2021 to 01/01/2023		425,000	442,250
6.625%, 02/15/2019		650,000	679,250
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)		100,000	103,479
Spectra Energy Capital LLC
3.300%, 03/15/2023		355,000	315,200
Suncor Energy, Inc.
5.390%, 03/26/2037 (S)	CAD	45,000	45,496
Swift Energy Company
7.875%, 03/01/2022		$750,000	727,500
8.875%, 01/15/2020		500,000	515,000
Talisman Energy, Inc.
3.750%, 02/01/2021		275,000	268,067
5.125%, 05/15/2015		175,000	185,365
Targa Resources Partners LP
4.250%, 11/15/2023 (S)		425,000	376,125
5.250%, 05/01/2023 (S)		50,000	48,500
Tennessee Gas Pipeline Company
8.000%, 02/01/2016		225,000	258,409
Tervita Corp.
9.750%, 11/01/2019 (S)		325,000	286,000
Total Capital SA
3.875%, 12/14/2018	GBP	10,000	16,852
TransCanada PipeLines, Ltd.
0.953%, 06/30/2016 (P)		$265,000	266,629
2.500%, 08/01/2022		85,000	77,324
4.650%, 10/03/2016	CAD	40,000	40,765
Transocean, Inc.
2.500%, 10/15/2017		$270,000	267,207
4.950%, 11/15/2015		130,000	139,533
5.050%, 12/15/2016		530,000	579,339
Western Gas Partners LP
4.000%, 07/01/2022		590,000	573,999
Western Refining, Inc.
6.250%, 04/01/2021		275,000	269,500
Williams Companies, Inc.
3.700%, 01/15/2023		375,000	336,329
Williams Partners LP
3.350%, 08/15/2022		215,000	195,493
3.800%, 02/15/2015		250,000	259,800
4.125%, 11/15/2020		135,000	135,466
6.300%, 04/15/2040		400,000	419,759
Woodside Finance, Ltd.
8.125%, 03/01/2014 (S)		130,000	134,273
WPX Energy, Inc.
6.000%, 01/15/2022		425,000	423,938

			63,444,210
Financials - 8.9%
A-S Co-Issuer Subsidiary, Inc.
7.875%, 12/15/2020 (S)		150,000	153,375

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ABN AMRO Bank NV
6.375%, 04/27/2021	EUR	100,000	$145,960
ACE INA Holdings, Inc.
5.600%, 05/15/2015		$225,000	242,908
5.875%, 06/15/2014		150,000	155,833
Aflac, Inc.
3.625%, 06/15/2023		470,000	452,566
Ahold Finance USA, Inc.
6.500%, 03/14/2017	GBP	35,000	62,044
Akbank TAS
3.875%, 10/24/2017 (S)		$156,000	145,080
5.125%, 07/22/2015 (S)		100,000	101,625
6.500%, 03/09/2018 (S)		200,000	203,500
7.500%, 02/05/2018 (S)	TRY	300,000	128,623
Alexandria Real Estate Equities, Inc.
3.900%, 06/15/2023		$115,000	107,174
Alfa Bank OJSC
7.875%, 09/25/2017 (S)		220,000	240,955
7.875%, 09/25/2017		350,000	383,338
Allianz Finance II BV (5.750% to
07/08/2021, then 3 month
EURIBOR + 3.349%)
07/08/2041	EUR	100,000	144,812
Allianz Finance II BV (6.500% to
01/13/2015, then 3 month
EURIBOR + 2.770%)
01/13/2025		30,000	42,326
Ally Financial, Inc.
7.500%, 09/15/2020		$475,000	534,375
American Campus Communities
Operating Partnership LP
3.750%, 04/15/2023		180,000	168,502
American Express Company
0.852%, 05/22/2018 (P)		320,000	319,780
American International Group, Inc.
3.000%, 03/20/2015		125,000	128,566
3.375%, 08/15/2020		240,000	236,640
4.250%, 09/15/2014		380,000	392,724
6.400%, 12/15/2020		130,000	151,500
Ameriprise Financial, Inc.
7.300%, 06/28/2019		315,000	390,404
ANZ National International, Ltd.
1.850%, 10/15/2015 (S)		325,000	329,442
Arqiva Broadcast Finance PLC
9.500%, 03/31/2020 (S)	GBP	275,000	453,869
Aviv Healthcare Properties LP
7.750%, 02/15/2019		$150,000	160,500
Aviva PLC
9.500%, 06/20/2016	GBP	15,000	27,854
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
05/22/2038	EUR	50,000	72,526
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
04/16/2040		50,000	68,616
Banco Bilbao Vizcaya Argentaria SA
4.250%, 01/18/2017		200,000	281,955
Banco de Bogota SA
5.375%, 02/19/2023 (S)		$200,000	183,500
Banco de Credito del Peru
5.375%, 09/16/2020 (S)		200,000	202,000
Banco del Estado de Chile
3.875%, 02/08/2022 (S)		180,000	171,833

The accompanying notes are an integral part of the financial statements.	198

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Banco do Estado do Rio Grande do Sul
7.375%, 02/02/2022 (S)		$700,000	$689,500
Banco Santander Chile
3.875%, 09/20/2022 (S)		300,000	277,782
Banco Santander SA
4.625%, 01/20/2016	EUR	500,000	704,307
Bank of America Corp.
1.093%, 03/22/2016 (P)		$95,000	95,120
1.250%, 01/11/2016		210,000	208,765
1.500%, 10/09/2015		435,000	435,823
2.000%, 01/11/2018		260,000	252,078
3.875%, 03/22/2017		520,000	547,603
4.750%, 04/03/2017	EUR	100,000	146,086
5.500%, 12/04/2019	GBP	40,000	70,412
5.625%, 07/01/2020		$725,000	796,578
5.650%, 05/01/2018		1,030,000	1,145,952
6.500%, 08/01/2016		70,000	78,899
Bank of Georgia
7.750%, 07/05/2017 (S)		200,000	208,846
Bank of Montreal
6.170%, 03/28/2023 (P)	CAD	40,000	43,056
Bank of Nova Scotia
0.750%, 10/09/2015		$205,000	204,415
2.740%, 12/01/2016	CAD	30,000	28,881
Banque du Liban
10.000%, 04/25/2015		$100,000	107,250
Barclays Bank PLC
4.000%, 10/07/2019	EUR	400,000	599,978
5.200%, 07/10/2014		$455,000	471,893
5.750%, 08/17/2021	GBP	50,000	88,807
6.625%, 03/30/2022	EUR	50,000	74,140
BB&T Corp.
1.133%, 06/15/2018 (P)		$195,000	195,545
5.200%, 12/23/2015		105,000	114,203
BBVA Banco Continental SA
2.250%, 07/29/2016 (S)		165,000	160,050
3.250%, 04/08/2018 (S)		190,000	183,350
BBVA Bancomer SA
6.500%, 03/10/2021		150,000	151,875
BBVA Senior Finance SAU
3.875%, 08/06/2015	EUR	100,000	136,106
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021		$435,000	463,014
4.300%, 05/15/2043		215,000	194,660
BNP Paribas Home Loan SFH
3.750%, 01/11/2021	EUR	200,000	296,279
BNP Paribas SA
2.500%, 08/23/2019		40,000	53,557
2.700%, 08/20/2018		$645,000	641,509
2.875%, 11/27/2017	EUR	50,000	69,406
3.750%, 11/25/2020		40,000	57,202
Boardwalk Pipelines LP
3.375%, 02/01/2023		$565,000	512,279
Boyd Acquisition Sub LLC
8.375%, 02/15/2018 (S)		250,000	268,750
BPCE SA
2.375%, 10/04/2013 (S)		975,000	976,604
BR Malls International Finance, Ltd.
8.500%, 01/21/2016 (Q) (S)		160,000	157,821
BR Properties SA
9.000%, 10/07/2015 (Q) (S)		200,000	194,000
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043		475,000	479,446

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Camden Property Trust
2.950%, 12/15/2022		$120,000	$108,495
Canadian Imperial Bank of Commerce
2.650%, 11/08/2016	CAD	30,000	28,813
Cantor Commercial Real Estate
Company LP
7.750%, 02/15/2018 (S)		$300,000	306,750
Capital One Financial Corp.
2.125%, 07/15/2014		290,000	293,307
2.150%, 03/23/2015		160,000	162,530
CBRE Services, Inc.
5.000%, 03/15/2023		650,000	602,875
Citigroup Finance Canada, Inc.
6.750%, 09/22/2014	CAD	45,000	44,948
Citigroup, Inc.
0.868%, 05/31/2017 (P)	EUR	50,000	62,944
1.064%, 04/01/2016 (P)		$300,000	300,689
1.250%, 01/15/2016		315,000	312,198
1.300%, 04/01/2016		245,000	242,571
3.500%, 08/05/2015	EUR	50,000	69,216
4.587%, 12/15/2015		$80,000	85,456
6.125%, 05/15/2018		160,000	183,337
6.250%, 09/02/2019	GBP	45,000	82,227
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019	EUR	20,000	26,101
Cloverie PLC (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
07/24/2039		50,000	78,938
CNA Financial Corp.
5.875%, 08/15/2020		$330,000	372,551
6.500%, 08/15/2016		90,000	101,536
CNH Capital LLC
3.875%, 11/01/2015		245,000	249,900
6.250%, 11/01/2016		75,000	81,750
CNO Financial Group, Inc.
6.375%, 10/01/2020 (S)		325,000	339,625
Co-Operative Bank PLC
2.375%, 10/23/2015	EUR	100,000	123,410
Commonwealth Bank of Australia
1.950%, 03/16/2015		$270,000	274,806
3.625%, 10/14/2014	CAD	50,000	48,403
Corrections Corp. of America
4.625%, 05/01/2023		$75,000	69,750
Country Garden Holdings Company, Ltd.
7.500%, 01/10/2023 (S)		200,000	184,000
10.500%, 08/11/2015		100,000	111,158
11.125%, 02/23/2018 (S)		450,000	498,150
Credit Suisse/London
5.125%, 09/18/2017	EUR	75,000	113,360
DDR Corp.
3.375%, 05/15/2023		$365,000	329,573
Discover Financial Services
10.250%, 07/15/2019		245,000	310,085
DNB Bank ASA
3.200%, 04/03/2017 (S)		970,000	1,006,642
DNB Boligkreditt AS
3.375%, 01/20/2017	EUR	244,000	347,892
DTEK Finance PLC
7.875%, 04/04/2018 (S)		$500,000	471,250
E*TRADE Financial Corp.
6.375%, 11/15/2019		720,000	756,000
6.750%, 06/01/2016		425,000	449,438

The accompanying notes are an integral part of the financial statements.	199

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Eaton Vance Corp.
3.625%, 06/15/2023		$130,000	$124,269
Eircom Finance, Ltd.
9.250%, 05/15/2020 (S)	EUR	125,000	152,816
Emaar Sukuk, Ltd.
8.500%, 08/03/2016		$250,000	280,625
Equity One, Inc.
3.750%, 11/15/2022		345,000	321,269
Essex Portfolio LP
3.250%, 05/01/2023		110,000	99,577
European Investment Bank
8.750%, 08/25/2017	GBP	360,000	713,151
Export-Import Bank of Korea
4.625%, 02/20/2017	EUR	194,000	279,963
FCE Bank PLC
1.750%, 05/21/2018		100,000	129,904
Fifth Third Bancorp
3.500%, 03/15/2022		$180,000	175,348
3.625%, 01/25/2016		125,000	131,374
8.250%, 03/01/2038		60,000	77,319
GE Capital Canada Funding Company
5.100%, 06/01/2016	CAD	15,000	15,354
5.730%, 10/22/2037		35,000	38,304
GE Capital European Funding
4.625%, 02/22/2027	EUR	100,000	150,872
5.250%, 05/18/2015		50,000	70,999
GE Capital UK Funding Company
4.375%, 07/31/2019	GBP	20,000	33,309
5.625%, 12/12/2014 to 04/25/2019		80,000	134,669
General Electric Capital Corp.
0.983%, 04/02/2018 (P)		$375,000	376,181
2.375%, 06/30/2015		235,000	240,948
4.625%, 01/07/2021		400,000	422,560
5.300%, 02/11/2021		655,000	706,281
5.875%, 01/14/2038		885,000	955,604
6.875%, 01/10/2039		655,000	790,789
Genworth Holdings, Inc.
4.900%, 08/15/2023		285,000	280,617
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		200,000	200,000
GTB Finance B.V.
7.500%, 05/19/2016 (S)		200,000	210,500
Gulf South Pipeline Company LP
4.000%, 06/15/2022		45,000	43,960
Healthcare Realty Trust, Inc.
3.750%, 04/15/2023		150,000	138,543
5.750%, 01/15/2021		150,000	161,645
Highwoods Realty LP
3.625%, 01/15/2023		165,000	151,703
Hospitality Properties Trust
5.625%, 03/15/2017		155,000	166,973
7.875%, 08/15/2014		65,000	66,935
Host Hotels & Resorts LP
3.750%, 10/15/2023		240,000	219,114
HSBC Bank Canada
3.558%, 10/04/2017	CAD	50,000	49,085
HSBC Bank PLC
0.904%, 05/15/2018 (P) (S)		$215,000	214,905
HSBC Covered Bonds France
3.375%, 01/20/2017	EUR	250,000	356,495
HSBC Holdings PLC
5.100%, 04/05/2021		$200,000	218,245
5.750%, 12/20/2027	GBP	55,000	90,195

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (continued)
6.000%, 06/10/2019	EUR	50,000	$76,426
HSBC USA, Inc.
2.375%, 02/13/2015		$140,000	143,173
HUB International, Ltd.
8.125%, 10/15/2018 (S)		300,000	330,000
Hypo Alpe-Adria-Bank International AG
2.375%, 12/13/2022	EUR	200,000	256,608
Hypothekenbank in Essen AG
3.875%, 11/21/2013		421,000	560,755
ING Bank NV
1.875%, 02/27/2018		100,000	132,108
ING US, Inc.
2.900%, 02/15/2018		$295,000	291,386
Inter-American Development Bank
4.400%, 01/26/2026	CAD	410,000	407,984
International Bank for Reconstruction &
Development
3.875%, 05/20/2019	EUR	217,000	326,059
International Lease Finance Corp.
2.224%, 06/15/2016 (P)		$160,000	157,600
6.625%, 11/15/2013		490,000	494,410
Intesa Sanpaolo SpA
3.125%, 01/15/2016		310,000	308,991
4.000%, 11/08/2018	EUR	100,000	133,672
4.125%, 01/14/2016		100,000	136,817
Invesco Finance PLC
3.125%, 11/30/2022		$245,000	223,089
IPIC GMTN, Ltd.
5.875%, 03/14/2021	EUR	100,000	154,673
iStar Financial, Inc.
7.125%, 02/15/2018		$125,000	134,375
Jefferies Group, Inc.
3.875%, 11/09/2015		420,000	435,976
8.500%, 07/15/2019		80,000	96,931
Jefferies LoanCore LLC
6.875%, 06/01/2020 (S)		400,000	393,000
JPMorgan Chase & Company
0.882%, 02/26/2016 (P)		190,000	189,873
2.000%, 08/15/2017		645,000	640,448
3.250%, 09/23/2022		130,000	121,447
3.375%, 05/01/2023		455,000	412,303
4.500%, 01/24/2022		1,385,000	1,434,032
5.250%, 01/14/2015	EUR	50,000	70,168
6.300%, 04/23/2019		$95,000	110,239
JPMorgan Chase & Company (4.375% to
11/12/2014, then 3 month
EURIBOR + 1.500%)
11/12/2019	EUR	100,000	134,313
KBC Internationale
Financieringsmaatschappij NV
3.875%, 03/31/2015		70,000	96,608
KeyCorp
3.750%, 08/13/2015		$215,000	226,163
KFW
0.500%, 04/19/2016		453,000	449,772
4.375%, 07/04/2018	EUR	575,000	875,404
4.700%, 06/02/2037	CAD	245,000	235,277
5.500%, 12/07/2015	GBP	410,000	702,727
5.550%, 06/07/2021		100,000	187,501
6.000%, 08/20/2020	AUD	1,242,000	1,205,307
Kilroy Realty LP
4.800%, 07/15/2018		$215,000	227,886

The accompanying notes are an integral part of the financial statements.	200

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Kilroy Realty LP (continued)
5.000%, 11/03/2015		$260,000	$279,056
6.625%, 06/01/2020		295,000	333,657
KM Germany Holdings GmbH
8.750%, 12/15/2020 (S)	EUR	275,000	387,078
KWG Property Holding, Ltd.
12.750%, 03/30/2016		$200,000	218,007
Ladder Capital Finance Holdings LLP
7.375%, 10/01/2017 (S)		275,000	285,313
Legal & General Group PLC (4.000% to
06/08/2015 then 3 month EURIBOR
+1.700%)
06/08/2025	EUR	60,000	80,496
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)		$90,000	86,655
Lloyds TSB Bank PLC
6.375%, 06/17/2016	EUR	110,000	166,110
6.500%, 03/24/2020		50,000	73,935
7.625%, 04/22/2025	GBP	30,000	52,884
Longfor Properties Company, Ltd.
6.875%, 10/18/2019		$200,000	196,825
Loxam SAS
7.375%, 01/24/2020 (S)	EUR	100,000	134,147
McGraw-Hill Global Education
Holdings LLC
9.750%, 04/01/2021 (S)		$300,000	316,500
Merrill Lynch & Company, Inc.
7.750%, 05/14/2038		165,000	197,851
MetLife Institutional Funding II
0.641%, 01/06/2015 (P) (S)		150,000	150,348
1.174%, 04/04/2014 (P) (S)		260,000	261,422
MetLife, Inc.
3.048%, 12/15/2022		465,000	439,927
5.250%, 06/29/2020	GBP	50,000	86,709
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (S)		$160,000	155,006
1.700%, 06/29/2015 (S)		170,000	172,204
4.625%, 05/16/2017	EUR	100,000	147,900
Morgan Stanley
0.748%, 10/15/2015 (P)		$155,000	153,485
1.512%, 02/25/2016 (P)		435,000	437,143
1.546%, 04/25/2018 (P)		255,000	254,210
2.125%, 04/25/2018		855,000	824,341
3.750%, 02/25/2023		1,375,000	1,303,453
4.900%, 02/23/2017	CAD	45,000	44,924
5.000%, 05/02/2019	EUR	50,000	74,277
5.125%, 11/30/2015	GBP	100,000	165,755
5.375%, 08/10/2020	EUR	100,000	151,827
5.500%, 07/24/2020 to 07/28/2021		$500,000	543,834
6.625%, 04/01/2018		100,000	114,469
MPH Intermediate Holding Company 2,
PIK
8.375%, 08/01/2018 (S)		200,000	204,000
MPT Operating Partnership LP
6.375%, 02/15/2022		200,000	203,500
6.875%, 05/01/2021		350,000	368,375
National Australia Bank, Ltd.
5.375%, 12/08/2014	GBP	50,000	81,723
National Bank of Canada
1.450%, 11/07/2017		$380,000	370,066
Nationstar Mortgage LLC
6.500%, 07/01/2021 to 06/01/2022		450,000	432,750

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nationwide Building Society
3.750%, 01/20/2015	EUR	50,000	$68,614
4.375%, 02/28/2022		250,000	388,601
5.625%, 09/09/2019	GBP	50,000	87,946
6.750%, 07/22/2020	EUR	75,000	109,976
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)		$350,000	363,125
5.875%, 03/15/2022 (S)		335,000	343,375
New York Life Funding
5.125%, 02/03/2015	GBP	50,000	81,752
Nordea Bank AB
0.875%, 05/13/2016 (S)		$460,000	454,281
3.125%, 03/20/2017 (S)		335,000	346,510
3.750%, 02/24/2017	EUR	50,000	71,548
4.875%, 05/13/2021 (S)		$650,000	665,297
Nordea Hypotek AB
3.500%, 01/18/2017	EUR	294,000	421,477
Numericable Finance & Company SCA
8.750%, 02/15/2019 (S)		100,000	145,381
12.375%, 02/15/2019 (S)		450,000	704,770
Odebrecht Finance, Ltd.
7.125%, 06/26/2042		$200,000	174,000
Omega Healthcare Investors, Inc.
5.875%, 03/15/2024		375,000	374,063
Onex USI Acquisition Corp.
7.750%, 01/15/2021 (S)		250,000	250,625
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	50,000	81,149
Patriot Merger Corp.
9.000%, 07/15/2021 (S)		$300,000	309,000
PNC Bank NA
1.300%, 10/03/2016		250,000	249,841
PNC Funding Corp.
5.625%, 02/01/2017		115,000	127,383
PQ Corp.
8.750%, 05/01/2018 (S)		575,000	603,750
Principal Financial Global
Funding II LLC
4.500%, 01/26/2017	EUR	50,000	72,097
Principal Financial Group, Inc.
1.850%, 11/15/2017		$60,000	58,790
3.300%, 09/15/2022		75,000	72,444
6.050%, 10/15/2036		180,000	206,036
8.875%, 05/15/2019		135,000	174,033
Principal Life Global Funding II
0.632%, 05/27/2016 (P) (S)		460,000	460,508
1.000%, 12/11/2015 (S)		90,000	89,924
ProLogis LP
4.500%, 08/15/2017		180,000	192,339
6.625%, 12/01/2019		90,000	105,318
Provident Companies, Inc.
7.000%, 07/15/2018		380,000	435,163
Provident Funding Associates LP
6.750%, 06/15/2021 (S)		300,000	303,000
10.125%, 02/15/2019 (S)		125,000	138,438
Prudential Financial, Inc.
5.375%, 06/21/2020		225,000	252,058
Rabobank Nederland NV
4.250%, 01/16/2017	EUR	50,000	72,466
RCI Banque SA
3.250%, 04/25/2018	GBP	15,000	23,179
3.500%, 04/03/2018 (S)		$95,000	94,607
4.250%, 04/27/2017	EUR	50,000	70,969

The accompanying notes are an integral part of the financial statements.	201

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
RCI Banque SA (continued)
4.375%, 01/27/2015	EUR	25,000	$34,391
4.600%, 04/12/2016 (S)		$410,000	429,686
Realogy Group LLC
3.375%, 05/01/2016 (S)		300,000	297,750
9.000%, 01/15/2020 (S)		100,000	115,500
Reckson Operating Partnership LP
6.000%, 03/31/2016		245,000	265,623
Regency Centers LP
5.875%, 06/15/2017		35,000	38,689
6.000%, 06/15/2020		165,000	183,393
Regions Financial Corp.
5.750%, 06/15/2015		230,000	246,666
Reinsurance Group of America, Inc.
5.000%, 06/01/2021		240,000	254,538
5.625%, 03/15/2017		150,000	163,047
6.450%, 11/15/2019		375,000	431,876
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		425,000	461,125
Royal Bank of Canada
4.625%, 01/22/2018	EUR	390,000	591,115
Royal Bank of Canada (4.350% to
06/15/2015, then 3 month
CDOR + 1.410%)
06/15/2020	CAD	50,000	49,343
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015		$470,000	479,024
RPG Byty Sro
6.750%, 05/01/2020 (S)	EUR	100,000	127,539
Santander International Debt SAU
4.000%, 03/27/2017		100,000	137,263
Sberbank of Russia
5.125%, 10/29/2022 (S)		$200,000	184,500
Scotiabank Peru SA
4.500%, 12/13/2027 (P) (S)		250,000	216,250
Simon Property Group LP
4.200%, 02/01/2015		250,000	259,795
Skandinaviska Enskilda Banken AB
6.625%, 07/09/2014	GBP	50,000	81,166
Societe Generale SA
2.500%, 01/15/2014 (S)		$205,000	206,087
4.000%, 06/07/2023	EUR	100,000	124,654
4.750%, 03/02/2021		100,000	149,795
5.400%, 01/30/2018	GBP	25,000	41,071
Springleaf Finance Corp.
6.900%, 12/15/2017		$425,000	432,969
Standard Chartered Bank
5.875%, 09/26/2017	EUR	50,000	73,920
State Street Corp.
3.100%, 05/15/2023		$245,000	226,512
Sumitomo Mitsui Banking Corp.
1.900%, 01/12/2015 (S)		420,000	425,304
Sumitomo Mitsui Trust Bank, Ltd.
1.800%, 03/28/2018 (S)		285,000	275,394
Sun Hung Kai Properties
Capital Market, Ltd.
4.000%, 11/02/2020		100,000	99,309
4.500%, 02/14/2022		200,000	198,263
Sun Life Financial Global Funding LP
0.521%, 10/06/2013 (P) (S)		250,000	250,017
Sun Life Financial, Inc.
4.570%, 08/23/2021	CAD	25,000	25,100

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SunTrust Banks, Inc.
3.600%, 04/15/2016		$140,000	$147,590
Svenska Handelsbanken AB
0.722%, 03/21/2016 (P)		380,000	380,579
Swedbank AB
1.750%, 03/12/2018 (S)		435,000	422,989
Synovus Financial Corp.
5.125%, 06/15/2017		650,000	659,750
7.875%, 02/15/2019		300,000	342,000
The Bank of New York Mellon Corp.
0.490%, 03/04/2016 (P)		225,000	224,609
The Bank of New York Mellon Corp.
(4.500% to 06/20/2013, then 3 month
LIBOR + 2.460%)
06/20/2013 (Q)		470,000	420,650
The Goldman Sachs Group, Inc.
1.600%, 11/23/2015		615,000	618,775
2.375%, 01/22/2018		595,000	583,487
2.900%, 07/19/2018		860,000	857,751
3.625%, 02/07/2016 to 01/22/2023		375,000	370,692
3.700%, 08/01/2015		160,000	167,148
4.500%, 01/30/2017	EUR	100,000	144,142
5.250%, 12/15/2015	GBP	10,000	16,695
5.500%, 10/12/2021		15,000	24,473
5.750%, 01/24/2022		$325,000	356,229
6.125%, 02/14/2017	GBP	16,000	27,864
6.150%, 04/01/2018		$210,000	237,126
6.250%, 02/01/2041		165,000	183,203
6.375%, 05/02/2018	EUR	35,000	54,871
7.500%, 02/15/2019		$140,000	166,791
The Royal Bank of Scotland PLC
5.375%, 09/30/2019	EUR	150,000	226,655
The Toronto-Dominion Bank
0.815%, 04/30/2018 (P)		$205,000	205,474
5.828%, 07/09/2023 (P)	CAD	50,000	53,557
Towergate Finance PLC
8.500%, 02/15/2018 (S)	GBP	125,000	203,979
10.500%, 02/15/2019 (S)		125,000	202,042
Turkiye Garanti Bankasi A/S
6.250%, 04/20/2021 (S)		$400,000	374,000
Turkiye Halk Bankasi A/S
3.875%, 02/05/2020 (S)		200,000	170,000
4.875%, 07/19/2017 (S)		310,000	300,700
Turkiye Sise ve Cam Fabrikalari A/S
4.250%, 05/09/2020 (S)		200,000	164,500
U.S. Bancorp
2.200%, 11/15/2016		335,000	344,202
2.950%, 07/15/2022		150,000	139,851
3.442%, 02/01/2016		185,000	192,761
UBS AG
1.264%, 01/28/2014 (P)		250,000	250,908
UBS AG/London
6.000%, 04/18/2018	EUR	50,000	78,738
6.375%, 07/20/2016	GBP	25,000	43,787
UniCredit SpA
4.250%, 07/29/2016	EUR	232,000	330,687
6.375%, 05/02/2023 (P)		$200,000	202,000
Union Bank NA
2.125%, 06/16/2017		255,000	253,503
Unum Group
5.625%, 09/15/2020		115,000	125,039
5.750%, 08/15/2042		200,000	204,611

The accompanying notes are an integral part of the financial statements.	202

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		$50,000	$55,364
VEB Finance, Ltd.
6.902%, 07/09/2020 (S)		105,000	113,337
Ventas Realty LP
2.000%, 02/15/2018		165,000	159,804
3.125%, 11/30/2015		255,000	266,443
3.250%, 08/15/2022		115,000	105,937
Verisure Holding AB
8.750%, 09/01/2018 (S)	EUR	500,000	723,603
VTB Bank OJSC
6.551%, 10/13/2020		$300,000	307,875
6.950%, 10/17/2022 (S)		200,000	197,000
Wachovia Bank NA
4.875%, 02/01/2015		55,000	58,000
Watco Companies LLC
6.375%, 04/01/2023 (S)		175,000	172,813
WaveDivision Escrow LLC
8.125%, 09/01/2020 (S)		125,000	129,375
WEA Finance LLC
3.375%, 10/03/2022 (S)		325,000	302,399
5.750%, 09/02/2015 (S)		185,000	201,755
Weingarten Realty Investors
3.500%, 04/15/2023		155,000	142,113
Wells Fargo & Company
1.250%, 02/13/2015		235,000	236,214
Wells Fargo Canada Corp.
2.774%, 02/09/2017	CAD	70,000	67,142
Westpac Banking Corp.
1.005%, 07/30/2018 (P)		$175,000	175,335
1.125%, 09/25/2015		295,000	297,084
5.000%, 10/21/2019	GBP	50,000	87,146
WideOpenWest Finance LLC
10.250%, 07/15/2019		$200,000	214,500
13.375%, 10/15/2019		300,000	340,500
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)		175,000	181,457

			92,081,380
Health Care - 1.9%
AbbVie, Inc.
1.200%, 11/06/2015		380,000	381,073
2.900%, 11/06/2022		100,000	92,948
Actavis, Inc.
1.875%, 10/01/2017		75,000	73,745
3.250%, 10/01/2022		465,000	431,003
4.625%, 10/01/2042		130,000	116,032
5.000%, 08/15/2014		355,000	368,022
Aetna, Inc.
1.500%, 11/15/2017		295,000	286,101
2.750%, 11/15/2022		380,000	345,710
Agilent Technologies, Inc.
3.200%, 10/01/2022		100,000	92,315
6.500%, 11/01/2017		210,000	240,382
Baxter International, Inc.
3.200%, 06/15/2023		310,000	298,395
Biomet, Inc.
6.500%, 08/01/2020		750,000	768,750
Boston Scientific Corp.
4.500%, 01/15/2015		135,000	141,865
Capella Healthcare, Inc.
9.250%, 07/01/2017		625,000	666,406
Capsugel Financeco SCA
9.875%, 08/01/2019 (S)	EUR	600,000	876,254

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Catholic Health Initiatives
1.600%, 11/01/2017		$25,000	$24,322
2.950%, 11/01/2022		215,000	197,553
Celgene Corp.
1.900%, 08/15/2017		45,000	44,699
2.300%, 08/15/2018		105,000	104,281
3.250%, 08/15/2022		280,000	262,556
5.250%, 08/15/2043		215,000	210,596
Centene Corp.
5.750%, 06/01/2017		325,000	342,875
Community Health Systems, Inc.
5.125%, 08/15/2018		350,000	357,875
7.125%, 07/15/2020		450,000	454,500
8.000%, 11/15/2019		595,000	624,750
Crown Newco 3 PLC
7.000%, 02/15/2018 (S)	GBP	100,000	158,224
DaVita, Inc.
6.375%, 11/01/2018		$300,000	315,000
Express Scripts Holding Company
2.750%, 11/21/2014		220,000	224,923
3.125%, 05/15/2016		360,000	374,558
3.900%, 02/15/2022		245,000	245,373
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)		375,000	386,250
5.875%, 01/31/2022 (S)		150,000	152,625
Gilead Sciences, Inc.
2.400%, 12/01/2014		150,000	152,919
HCA Holdings, Inc.
6.250%, 02/15/2021		300,000	300,750
Holding Medi-Partenaires SAS
7.000%, 05/15/2020 (S)	EUR	350,000	448,700
Hologic, Inc.
6.250%, 08/01/2020		$250,000	260,625
IASIS Healthcare LLC
8.375%, 05/15/2019		575,000	602,313
inVentiv Health, Inc.
11.000%, 08/15/2018 (S)		625,000	509,375
Jaguar Holdings Company II
9.500%, 12/01/2019 (S)		500,000	565,000
Kaiser Foundation Hospitals
3.500%, 04/01/2022		200,000	193,103
Kindred Healthcare, Inc.
8.250%, 06/01/2019		350,000	367,500
Kinetic Concepts, Inc.
10.500%, 11/01/2018		350,000	385,875
12.500%, 11/01/2019		150,000	156,188
Life Technologies Corp.
3.500%, 01/15/2016		180,000	186,678
MedAssets, Inc.
8.000%, 11/15/2018		300,000	322,500
MultiPlan, Inc.
9.875%, 09/01/2018 (S)		500,000	553,750
Par Pharmaceutical Companies, Inc.
7.375%, 10/15/2020 (S)		150,000	155,250
Rottapharm, Ltd.
6.125%, 11/15/2019 (S)	EUR	100,000	133,797
Select Medical Corp.
6.375%, 06/01/2021 (S)		$350,000	330,750
Tenet Healthcare Corp.
4.500%, 04/01/2021		650,000	598,000
Thermo Fisher Scientific, Inc.
1.850%, 01/15/2018		20,000	19,371

The accompanying notes are an integral part of the financial statements.	203

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Truven Health Analytics, Inc.
10.625%, 06/01/2020	$175,000	$185,938
UnitedHealth Group, Inc.
0.850%, 10/15/2015	80,000	80,020
3.875%, 10/15/2020	40,000	41,734
4.625%, 11/15/2041	290,000	277,516
4.700%, 02/15/2021	95,000	102,552
Universal Health Services, Inc.
7.000%, 10/01/2018	100,000	105,125
Universal Hospital Services, Inc.
7.625%, 08/15/2020	350,000	364,000
VPI Escrow Corp.
6.375%, 10/15/2020 (S)	1,075,000	1,092,469
VPII Escrow Corp.
6.750%, 08/15/2018 (S)	475,000	502,906
WellPoint, Inc.
1.250%, 09/10/2015	115,000	115,554
5.250%, 01/15/2016	195,000	212,586
6.000%, 02/15/2014	110,000	112,488

		19,095,293
Industrials - 3.6%
ACCO Brands Corp.
6.750%, 04/30/2020	275,000	271,563
AerCap Aviation Solutions BV
6.375%, 05/30/2017	350,000	371,000
Affinia Group, Inc.
7.750%, 05/01/2021 (S)	75,000	77,063
Aguila 3 SA
7.875%, 01/31/2018 (S)	875,000	916,563
Air Jamaica, Ltd.
9.375%, 07/08/2015	32,857	33,022
Air Lease Corp.
4.500%, 01/15/2016	225,000	234,000
5.625%, 04/01/2017	575,000	616,688
Aircastle, Ltd.
6.250%, 12/01/2019	400,000	417,000
6.750%, 04/15/2017	650,000	689,000
7.625%, 04/15/2020	25,000	27,688
Alliance Global Group, Inc.
6.500%, 08/18/2017	100,000	105,593
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025 (S)	445,000	410,513
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)	85,000	82,238
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)	200,000	186,500
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023 (S)	440,000	435,600
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	150,000	145,500
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)	200,000	211,000
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	175,000	185,063
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)	225,000	222,750
Associated Materials LLC
9.125%, 11/01/2017 (S)	175,000	187,688

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Associated Materials LLC (continued)
9.125%, 11/01/2017		$500,000	$536,250
Atlantia SpA
4.500%, 02/08/2019	EUR	100,000	143,603
6.250%, 06/09/2022	GBP	15,000	25,149
BC Mountain LLC
7.000%, 02/01/2021 (S)		$200,000	205,000
Builders FirstSource, Inc.
7.625%, 06/01/2021 (S)		250,000	250,000
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041		100,000	99,292
5.400%, 06/01/2041		235,000	245,094
Canadian Pacific Railway Company
7.250%, 05/15/2019		80,000	96,983
Case New Holland, Inc.
7.875%, 12/01/2017		50,000	57,500
Caterpillar Financial Services, Ltd.
2.630%, 06/01/2017	CAD	30,000	28,578
Clean Harbors, Inc.
5.125%, 06/01/2021		$175,000	170,188
5.250%, 08/01/2020		175,000	172,813
CNH Capital LLC
3.625%, 04/15/2018		250,000	245,000
Coleman Cable, Inc.
9.000%, 02/15/2018		325,000	345,313
Columbus McKinnon Corp.
7.875%, 02/01/2019		150,000	157,500
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016		152,534	173,126
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019		212,840	240,509
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		66,782	73,126
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021		120,433	127,057
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024		380,000	373,825
Continental Airlines 2012-3 Class C Pass
Through Trust
6.125%, 04/29/2018		375,000	380,438
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		94,185	106,429
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019		53,567	62,807
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019		98,558	105,457
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		68,319	73,273
Ducommun, Inc.
9.750%, 07/15/2018		300,000	331,500
Dycom Investments, Inc.
7.125%, 01/15/2021		375,000	394,688
Embraer SA
5.150%, 06/15/2022		120,000	119,400

The accompanying notes are an integral part of the financial statements.	204

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
ERAC USA Finance LLC
1.400%, 04/15/2016 (S)		$75,000	$74,379
2.250%, 01/10/2014 (S)		110,000	110,533
2.750%, 03/15/2017 (S)		110,000	111,341
2.800%, 11/01/2018 (S)		60,000	59,551
3.300%, 10/15/2022 (S)		155,000	145,890
5.250%, 10/01/2020 (S)		350,000	384,198
5.600%, 05/01/2015 (S)		55,000	58,937
Europcar Groupe SA
11.500%, 05/15/2017 (S)	EUR	575,000	866,342
Faenza GmbH
8.250%, 08/15/2021 (S)		300,000	402,918
Ferreycorp SAA
4.875%, 04/26/2020 (S)		$200,000	183,000
Fiat Industrial Finance Europe SA
6.250%, 03/09/2018	EUR	425,000	624,190
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		$5,181	5,408
Florida East Coast Railway Corp.
8.125%, 02/01/2017		450,000	474,750
Frigoglass Finance BV
8.250%, 05/15/2018 (S)	EUR	200,000	277,673
FTI Consulting, Inc.
6.000%, 11/15/2022		$275,000	271,563
G4S International Finance PLC
2.625%, 12/06/2018	EUR	100,000	130,344
Gategroup Finance Luxembourg SA
6.750%, 03/01/2019 (S)		200,000	270,938
GATX Corp.
2.375%, 07/30/2018		$45,000	43,806
3.500%, 07/15/2016		440,000	457,941
4.850%, 06/01/2021		410,000	418,500
General Cable Corp.
5.750%, 10/01/2022 (S)		200,000	192,500
General Electric Company
0.850%, 10/09/2015		270,000	269,900
4.125%, 10/09/2042		235,000	213,401
Geo Debt Finance SCA
7.500%, 08/01/2018 (S)	EUR	100,000	137,452
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	30,000	35,613
H&E Equipment Services, Inc.
7.000%, 09/01/2022		$200,000	212,500
HD Supply, Inc.
7.500%, 07/15/2020 (S)		525,000	548,625
11.500%, 07/15/2020		125,000	148,125
Heathrow Funding, Ltd.
2.500%, 06/25/2015 (S)		245,000	248,669
4.600%, 02/15/2018	EUR	50,000	74,028
4.875%, 07/15/2021 (S)		$695,000	724,253
5.225%, 02/15/2023	GBP	50,000	86,286
Hutchison Whampoa Finance UK PLC
5.625%, 11/24/2026		50,000	87,938
Interline Brands, Inc., PIK
10.000%, 11/15/2018		$175,000	188,563
Iron Mountain, Inc.
5.750%, 08/15/2024		150,000	135,375
John Deere Capital Corp.
0.339%, 01/12/2015 (P)		315,000	315,129
Kansas City Southern de
Mexico SA de CV
2.350%, 05/15/2020 (S)		100,000	95,161
3.000%, 05/15/2023 (S)		385,000	352,011

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Kansas City Southern de Mexico SA
de CV (continued)
6.125%, 06/15/2021		$58,000	$65,540
Kansas City Southern Railway
4.300%, 05/15/2043 (S)		705,000	620,303
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		525,000	567,000
Manpowergroup, Inc.
4.500%, 06/22/2018	EUR	100,000	142,338
Maxim Crane Works LP
12.250%, 04/15/2015 (S)		$200,000	208,500
Meccanica Holdings USA, Inc.
6.250%, 07/15/2019 (S)		375,000	381,435
Milacron LLC
7.750%, 02/15/2021 (S)		350,000	355,250
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/2018 (S)		300,000	309,000
National Express Group PLC
6.250%, 01/13/2017	GBP	50,000	85,621
Navistar International Corp.
8.250%, 11/01/2021		$250,000	248,438
Nord Anglia Education UK Holdings PLC
10.250%, 04/01/2017 (S)		850,000	935,000
Nortek, Inc.
8.500%, 04/15/2021		375,000	405,938
10.000%, 12/01/2018		375,000	410,625
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		92,500	90,650
Odebrecht Finance, Ltd.
5.125%, 06/26/2022 (S)		235,000	223,250
7.125%, 06/26/2042 (S)		200,000	174,000
Odebrecht Offshore Drilling Finance, Ltd.
6.750%, 10/01/2022 (S)		600,000	585,000
Owens Corning
4.200%, 12/15/2022		430,000	415,262
Penske Truck Leasing Company LP
2.500%, 03/15/2016 (S)		50,000	50,582
2.875%, 07/17/2018 (S)		65,000	64,176
Plastipak Holdings, Inc.
10.625%, 08/15/2019 (S)		175,000	192,500
Rentokil Initial PLC
3.375%, 09/24/2019	EUR	100,000	135,206
5.750%, 03/31/2016	GBP	50,000	83,913
Republic Services, Inc.
3.550%, 06/01/2022		$185,000	178,924
5.700%, 05/15/2041		600,000	641,134
Rexel SA
5.250%, 06/15/2020 (S)		225,000	218,250
Rolls-Royce PLC
7.375%, 06/14/2016	GBP	25,000	44,929
Roper Industries, Inc.
1.850%, 11/15/2017		$40,000	39,209
2.050%, 10/01/2018		105,000	102,333
RSI Home Products, Inc.
6.875%, 03/01/2018 (S)		200,000	207,500
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		125,000	125,625
Schaeffler Finance BV
8.750%, 02/15/2019 (S)	EUR	100,000	148,355
Sigma Alimentos SA de CV
5.625%, 04/14/2018 (S)		$300,000	324,000
Silver II Borrower
7.750%, 12/15/2020 (S)		250,000	258,750

The accompanying notes are an integral part of the financial statements.	205

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Southwest Airlines Company
5.125%, 03/01/2017		$305,000	$327,808
5.250%, 10/01/2014		190,000	197,989
Summit Materials LLC
10.500%, 01/31/2020		375,000	395,625
Techem GmbH
6.125%, 10/01/2019 (S)	EUR	200,000	283,927
Tervita Corp.
8.000%, 11/15/2018 (S)		$250,000	249,375
The Manitowoc Company, Inc.
5.875%, 10/15/2022		275,000	271,563
8.500%, 11/01/2020		175,000	194,250
TransUnion Holding Company, Inc.
8.125%, 06/15/2018		175,000	184,406
Travelport LLC
11.875%, 09/01/2016		150,000	147,000
Trionista Holdco GmbH
5.000%, 04/30/2020 (S)	EUR	100,000	133,487
Union Pacific Corp.
4.750%, 09/15/2041		$405,000	405,730
United Continental Holdings, Inc.
6.375%, 06/01/2018		325,000	327,438
United Rentals North America, Inc.
5.750%, 07/15/2018		250,000	266,875
6.125%, 06/15/2023		200,000	197,000
United Technologies Corp.
4.500%, 06/01/2042		150,000	146,953
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		91,443	96,244
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025		380,000	366,700
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		40,000	41,300
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025		245,000	227,850
US Airways Group, Inc.
6.125%, 06/01/2018		600,000	544,500
USG Corp.
8.375%, 10/15/2018 (S)		50,000	54,750
9.750%, 01/15/2018		650,000	749,125
Valmont Industries, Inc.
6.625%, 04/20/2020		320,000	358,010
Verisk Analytics, Inc.
5.800%, 05/01/2021		260,000	285,579
Waste Management, Inc.
2.600%, 09/01/2016		110,000	113,213
2.900%, 09/15/2022		305,000	280,912
6.375%, 03/11/2015		65,000	70,155
Wienerberger AG (6.500% to 02/09/2017;
then 3 month EURIBOR + 3.250%)
02/09/2017 (Q)	EUR	325,000	398,048

			36,958,009
Information Technology - 1.6%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (S)		$150,000	151,500
Affiliated Computer Services, Inc.
5.200%, 06/01/2015		130,000	137,880
Agilent Technologies, Inc.
5.000%, 07/15/2020		145,000	154,888

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Alliance Data Systems Corp.
5.250%, 12/01/2017 (S)		$325,000	$335,563
6.375%, 04/01/2020 (S)		425,000	445,188
Altera Corp.
1.750%, 05/15/2017		145,000	143,114
Altice Financing SA
7.875%, 12/15/2019 (S)		200,000	211,100
8.000%, 12/15/2019 (S)	EUR	100,000	139,897
Apple, Inc.
2.400%, 05/03/2023		$365,000	329,004
Arrow Electronics, Inc.
3.000%, 03/01/2018		110,000	109,599
3.375%, 11/01/2015		105,000	108,620
4.500%, 03/01/2023		185,000	180,692
Avnet, Inc.
4.875%, 12/01/2022		425,000	419,271
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)		375,000	379,688
Broadcom Corp.
1.500%, 11/01/2013		75,000	75,105
CDW LLC
8.500%, 04/01/2019		525,000	576,844
Cerved Technologies SpA
6.375%, 01/15/2020 (S)	EUR	200,000	267,026
Corelogic, Inc.
7.250%, 06/01/2021		$525,000	561,750
Eagle Midco, Inc.
9.000%, 06/15/2018 (S)		450,000	450,000
EarthLink, Inc.
7.375%, 06/01/2020 (S)		100,000	97,750
8.875%, 05/15/2019		200,000	193,000
EMC Corp.
1.875%, 06/01/2018		240,000	236,744
Epicor Software Corp.
8.625%, 05/01/2019		325,000	342,875
Equinix, Inc.
5.375%, 04/01/2023		325,000	309,563
7.000%, 07/15/2021		550,000	589,875
First Data Corp.
6.750%, 11/01/2020 (S)		525,000	536,813
7.375%, 06/15/2019 (S)		100,000	103,750
12.625%, 01/15/2021		1,000,000	1,081,250
Fiserv, Inc.
3.125%, 06/15/2016		440,000	457,844
3.500%, 10/01/2022		305,000	285,111
Healthcare Technology Intermediate, Inc.,
PIK
7.375%, 09/01/2018 (S)		225,000	228,375
Hewlett-Packard Company
2.350%, 03/15/2015		140,000	142,029
2.625%, 12/09/2014		150,000	153,031
3.000%, 09/15/2016		465,000	478,658
Hughes Satellite Systems Corp.
6.500%, 06/15/2019		475,000	499,938
Infor US, Inc.
9.375%, 04/01/2019		450,000	500,625
InterXion Holding NV
6.000%, 07/15/2020 (S)	EUR	100,000	134,808
Lender Processing Services, Inc.
5.750%, 04/15/2023		$325,000	338,000
Motorola Solutions, Inc.
3.500%, 03/01/2023		485,000	446,870

The accompanying notes are an integral part of the financial statements.	206

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
NCR Corp.
4.625%, 02/15/2021		$125,000	$119,063
5.000%, 07/15/2022		275,000	261,250
Nuance Communications, Inc.
5.375%, 08/15/2020 (S)		325,000	309,563
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)		475,000	470,875
Oracle Corp.
0.848%, 01/15/2019 (P)		320,000	322,529
2.375%, 01/15/2019		210,000	208,817
Sensata Technologies BV
4.875%, 10/15/2023 (S)		400,000	369,000
SunEdison, Inc.
7.750%, 04/01/2019		1,150,000	1,129,875
SunGard Data Systems, Inc.
6.625%, 11/01/2019		560,000	568,400
Xerox Corp.
1.083%, 05/16/2014 (P)		105,000	105,000
2.950%, 03/15/2017		45,000	45,897
6.350%, 05/15/2018		350,000	398,377

			16,642,284
Materials - 3.3%
AEP Industries, Inc.
8.250%, 04/15/2019		250,000	267,500
Ainsworth Lumber Company, Ltd.
7.500%, 12/15/2017 (S)		112,000	118,160
AK Steel Corp.
7.625%, 05/15/2020		475,000	396,625
Aleris International, Inc.
7.875%, 11/01/2020		275,000	284,625
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (S)		575,000	600,875
ALROSA Finance SA
7.750%, 11/03/2020 (S)		325,000	353,633
Anglo American Capital PLC
2.150%, 09/27/2013 (S)		210,000	210,147
ArcelorMittal
5.750%, 08/05/2020		175,000	173,906
6.000%, 03/01/2021		325,000	319,313
6.125%, 06/01/2018		1,035,000	1,066,050
6.750%, 02/25/2022		175,000	178,063
10.350%, 06/01/2019		300,000	355,500
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		222,868	238,469
Ardagh Packaging Finance PLC
7.000%, 11/15/2020 (S)		275,000	267,438
9.250%, 10/15/2020 (S)	EUR	525,000	725,160
Ashland, Inc.
3.875%, 04/15/2018 (S)		$100,000	98,500
4.750%, 08/15/2022 (S)		435,000	406,725
Barrick Gold Finance Company LLC
6.125%, 09/15/2013		225,000	225,329
Bluescope Steel, Ltd.
7.125%, 05/01/2018 (S)		375,000	378,750
Boise Paper Holdings LLC
8.000%, 04/01/2020		150,000	160,875
9.000%, 11/01/2017		200,000	210,500
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		325,000	344,500
Carpenter Technology Corp.
4.450%, 03/01/2023		75,000	72,582
5.200%, 07/15/2021		195,000	198,946

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Cascades, Inc.
7.875%, 01/15/2020		$700,000	$736,750
Celanese US Holdings LLC
4.625%, 11/15/2022		625,000	578,125
Cemex Espana Luxembourg
9.875%, 04/30/2019		150,000	162,375
Cemex Finance LLC
9.375%, 10/12/2022 (S)		900,000	942,750
Cemex SAB de CV
5.276%, 09/30/2015 (P) (S)		230,000	235,750
5.875%, 03/25/2019 (S)		400,000	379,000
9.000%, 01/11/2018 (S)		425,000	448,375
China Shanshui Cement Group, Ltd.
8.500%, 05/25/2016		400,000	396,000
10.500%, 04/27/2017 (S)		200,000	202,250
Ciech Group Financing AB
9.500%, 11/30/2019 (S)	EUR	375,000	538,366
Clarendon Alumina Production, Ltd.
8.500%, 11/16/2021		$80,952	76,095
Clearwater Paper Corp.
4.500%, 02/01/2023		525,000	475,125
7.125%, 11/01/2018		150,000	161,250
Corp. Nacional del Cobre de Chile
3.000%, 07/17/2022		1,100,000	970,896
3.750%, 11/04/2020 (S)		315,000	304,809
6.150%, 10/24/2036		200,000	208,275
7.500%, 01/15/2019 (S)		130,000	154,458
CRH America, Inc.
5.300%, 10/15/2013		140,000	140,696
Crown Americas LLC
4.500%, 01/15/2023 (S)		250,000	230,625
Eagle Spinco, Inc.
4.625%, 02/15/2021 (S)		350,000	329,000
Eastman Chemical Company
2.400%, 06/01/2017		140,000	140,559
Ecolab, Inc.
2.375%, 12/08/2014		220,000	224,167
Eldorado Gold Corp.
6.125%, 12/15/2020 (S)		700,000	668,500
EuroChem Mineral & Chemical Company
OJSC
5.125%, 12/12/2017 (S)		200,000	195,740
Evraz Group SA
6.500%, 04/22/2020 (S)		200,000	180,250
Exopack Holding Corp.
10.000%, 06/01/2018		250,000	264,375
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)		225,000	231,750
Goldcorp, Inc.
2.125%, 03/15/2018		160,000	153,932
Graphic Packaging International, Inc.
4.750%, 04/15/2021		200,000	192,000
Grupo Cementos de Chihuahua SAB
de CV
8.125%, 02/08/2020 (S)		200,000	202,000
Hexion US Finance Corp.
6.625%, 04/15/2020 (S)		275,000	271,563
8.875%, 02/01/2018 (S)		250,000	255,625
8.875%, 02/01/2018		225,000	230,063
9.000%, 11/15/2020		150,000	148,500
Holcim GB Finance, Ltd.
8.750%, 04/24/2017	GBP	50,000	94,217

The accompanying notes are an integral part of the financial statements.	207

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)		$495,000	$556,006
Huntsman International LLC
4.875%, 11/15/2020		150,000	142,875
8.625%, 03/15/2020		100,000	110,500
Ineos Finance PLC
8.375%, 02/15/2019 (S)		350,000	383,250
INEOS Group Holdings SA
6.125%, 08/15/2018 (S)		200,000	193,500
International Paper Company
4.750%, 02/15/2022		835,000	876,120
JMC Steel Group
8.250%, 03/15/2018 (S)		475,000	463,125
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	225,000	315,214
Linde Finance BV
6.500%, 01/29/2016	GBP	22,000	38,220
LYB International Finance BV
4.000%, 07/15/2023		$150,000	147,492
LyondellBasell Industries NV
5.000%, 04/15/2019		410,000	447,670
Magnetation LLC
11.000%, 05/15/2018 (S)		250,000	240,625
Mercer International, Inc.
9.500%, 12/01/2017		575,000	613,813
Metalloinvest Finance, Ltd.
5.625%, 04/17/2020 (S)		200,000	187,000
6.500%, 07/21/2016 (S)		300,000	313,500
Momentive Performance Materials, Inc.
8.875%, 10/15/2020		175,000	181,563
9.000%, 01/15/2021		300,000	258,000
Novelis, Inc.
8.750%, 12/15/2020		475,000	516,563
PolyOne Corp.
5.250%, 03/15/2023 (S)		250,000	239,375
7.375%, 09/15/2020		200,000	220,500
PTT Global Chemical PCL
4.250%, 09/19/2022 (S)		200,000	187,002
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	EUR	250,000	343,232
Rio Tinto Finance USA PLC
1.375%, 06/17/2016		$385,000	383,009
Rock-Tenn Company
3.500%, 03/01/2020		185,000	179,672
4.000%, 03/01/2023		240,000	229,590
4.450%, 03/01/2019		100,000	104,770
4.900%, 03/01/2022		220,000	225,551
Rockwood Specialties Group, Inc.
4.625%, 10/15/2020		75,000	73,688
Ryerson, Inc.
9.000%, 10/15/2017 (S)		450,000	466,875
11.250%, 10/15/2018 (S)		650,000	664,625
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		400,000	372,000
7.750%, 07/15/2017 (S)		475,000	495,188
8.375%, 06/15/2019 (S)		200,000	209,000
Severstal Columbus LLC
10.250%, 02/15/2018		450,000	477,000
Severstal OAO
6.700%, 10/25/2017 (S)		175,000	186,156
Steel Dynamics, Inc.
6.125%, 08/15/2019		225,000	236,250

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Teck Resources, Ltd.
2.500%, 02/01/2018		$55,000	$52,908
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)		199,000	222,880
Texas Industries, Inc.
9.250%, 08/15/2020		300,000	327,750
The Dow Chemical Company
2.500%, 02/15/2016		265,000	273,563
4.250%, 11/15/2020		35,000	36,365
8.550%, 05/15/2019		400,000	508,234
Trinseo Materials Operating SCA
8.750%, 02/01/2019 (S)		350,000	342,125
Tronox Finance LLC
6.375%, 08/15/2020 (S)		300,000	286,500
United States Steel Corp.
6.875%, 04/01/2021		300,000	294,750
US Coatings Acquisition, Inc.
5.750%, 02/01/2021 (S)	EUR	100,000	130,513
7.375%, 05/01/2021 (S)		$175,000	178,938
Vale Overseas, Ltd.
4.375%, 01/11/2022		325,000	301,824
Vale SA
3.750%, 01/10/2023	EUR	100,000	130,181
Votorantim Cimentos SA
5.250%, 04/28/2017 (S)		50,000	70,213
7.250%, 04/05/2041 (S)		$840,000	756,000
WEPA Hygieneprodukte GmbH
6.500%, 05/15/2020 (S)	EUR	100,000	138,710

			34,106,355
Telecommunication Services - 3.1%
Altice Finco SA
9.000%, 06/15/2023 (S)		500,000	670,737
9.875%, 12/15/2020 (S)		$600,000	645,000
9.875%, 12/15/2020		200,000	215,000
America Movil SAB de CV
2.375%, 09/08/2016		200,000	202,616
3.625%, 03/30/2015		150,000	154,746
8.460%, 12/18/2036	MXN	1,000,000	72,254
American Tower Corp.
3.400%, 02/15/2019		$135,000	134,815
4.625%, 04/01/2015		435,000	454,390
4.700%, 03/15/2022		95,000	93,828
7.250%, 05/15/2019		280,000	327,345
Ameritech Capital Funding, Inc.
6.550%, 01/15/2028		130,000	138,507
AT&T, Inc.
5.550%, 08/15/2041		160,000	163,014
5.875%, 04/28/2017	GBP	50,000	88,071
6.300%, 01/15/2038		$270,000	299,627
Bell Canada
5.000%, 02/15/2017 (S)	CAD	45,000	45,996
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		$215,000	180,063
5.125%, 03/11/2023		200,000	167,500
British Telecommunications PLC
8.625%, 03/26/2020	GBP	30,000	60,775
CC Holdings GS V LLC
2.381%, 12/15/2017		$290,000	283,893
3.849%, 04/15/2023		945,000	874,460
CenturyLink, Inc.
5.625%, 04/01/2020		750,000	735,000
Clearwire Communications LLC
12.000%, 12/01/2017 (S)		250,000	288,750

The accompanying notes are an integral part of the financial statements.	208

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Crown Castle International Corp.
5.250%, 01/15/2023		$425,000	$401,625
Crown Castle Towers LLC
4.523%, 01/15/2015 (S)		333,000	346,381
6.113%, 01/15/2020 (S)		240,000	270,189
Deutsche Telekom
International Finance BV
4.250%, 03/16/2020	EUR	25,000	37,156
6.000%, 01/20/2017		30,000	45,887
6.500%, 04/08/2022	GBP	10,000	18,732
7.375%, 12/04/2019		10,000	19,475
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		$400,000	424,000
10.500%, 04/15/2018 (S)		300,000	323,250
Digicel, Ltd.
6.000%, 04/15/2021 (S)		200,000	193,000
Discovery Communications LLC
3.700%, 06/01/2015		325,000	340,271
Eileme 2 AB
11.625%, 01/31/2020 (S)		650,000	754,000
Eutelsat SA
4.125%, 03/27/2017	EUR	50,000	71,456
France Telecom SA
8.000%, 12/20/2017	GBP	15,000	28,624
Goodman Networks, Inc.
12.125%, 07/01/2018 (S)		$50,000	52,750
13.125%, 07/01/2018 (S)		300,000	316,500
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)		610,000	588,390
4.347%, 06/15/2016 (S)		275,000	289,837
7.628%, 06/15/2016 (S)		375,000	391,709
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)		600,000	556,500
Intelsat Luxembourg SA
6.750%, 06/01/2018 (S)		425,000	439,875
7.750%, 06/01/2021 (S)		550,000	566,500
8.125%, 06/01/2023 (S)		300,000	313,500
Koninklijke KPN NV
4.750%, 01/17/2017	EUR	80,000	116,316
Level 3 Communications, Inc.
8.875%, 06/01/2019		$150,000	160,125
11.875%, 02/01/2019		325,000	372,938
Level 3 Financing, Inc.
7.000%, 06/01/2020		200,000	201,500
8.625%, 07/15/2020		550,000	588,500
Matterhorn Financing & CY SCA, PIK
9.000%, 04/15/2019 (S)	EUR	350,000	453,326
Matterhorn Midco & CY SCA
7.750%, 02/15/2020 (S)		375,000	495,867
Matterhorn Mobile Holdings SA
8.250%, 02/15/2020		100,000	140,515
Mediacom Broadband LLC
6.375%, 04/01/2023		$325,000	323,375
MetroPCS Wireless, Inc.
6.250%, 04/01/2021 (S)		475,000	473,813
Millicom International Cellular SA
4.750%, 05/22/2020 (S)		400,000	378,500
Mobile Challenger Intermediate
Group SA, PIK
8.750%, 03/15/2019 (S)	EUR	100,000	131,174
MTS International Funding, Ltd.
5.000%, 05/30/2023 (S)		$200,000	178,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		$200,000	$204,500
NII Capital Corp.
7.625%, 04/01/2021		400,000	306,000
10.000%, 08/15/2016		300,000	293,250
NII International Telecom Sarl
7.875%, 08/15/2019 (S)		300,000	282,750
PAETEC Holding Corp.
9.875%, 12/01/2018		175,000	194,688
Qwest Corp.
7.500%, 10/01/2014		175,000	185,663
Rogers Communications, Inc.
5.380%, 11/04/2019	CAD	35,000	36,452
6.750%, 03/15/2015		$165,000	179,328
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)		250,000	263,125
8.750%, 02/01/2020 (S)		200,000	220,000
SBA Telecommunications, Inc.
8.250%, 08/15/2019		98,000	106,330
SBA Tower Trust
2.240%, 04/16/2018 (S)		125,000	121,711
2.933%, 12/15/2017 (S)		555,000	553,206
3.598%, 04/15/2018 (S)		570,000	560,777
4.254%, 04/15/2015 (S)		280,000	285,161
Softbank Corp.
4.500%, 04/15/2020 (S)		550,000	519,992
Sprint Capital Corp.
8.750%, 03/15/2032		400,000	410,000
Sprint Communications, Inc.
6.000%, 11/15/2022		250,000	233,750
9.000%, 11/15/2018 (S)		620,000	723,850
9.125%, 03/01/2017		100,000	114,750
Sprint Nextel Corp.
11.500%, 11/15/2021		325,000	424,125
Syniverse Holdings, Inc.
9.125%, 01/15/2019		500,000	537,500
Telecom Italia Capital SA
5.250%, 11/15/2013 to 10/01/2015		885,000	897,915
6.175%, 06/18/2014		375,000	386,643
Telecom Italia SpA
5.250%, 02/10/2022	EUR	50,000	65,185
5.625%, 12/29/2015	GBP	50,000	80,256
8.250%, 03/21/2016	EUR	50,000	73,475
Telefonica Emisiones SAU
3.192%, 04/27/2018		$565,000	550,539
3.661%, 09/18/2017	EUR	150,000	205,785
3.992%, 02/16/2016		$110,000	113,539
4.693%, 11/11/2019	EUR	50,000	70,398
5.375%, 02/02/2018	GBP	50,000	82,616
5.877%, 07/15/2019		$70,000	74,514
6.221%, 07/03/2017		200,000	218,519
Telstra Corp., Ltd.
6.125%, 08/06/2014	GBP	10,000	16,206
TELUS Corp.
3.350%, 03/15/2023	CAD	65,000	57,328
TVN Finance Corp II AB
10.750%, 11/15/2017	EUR	100,000	141,033
tw telecom holdings, inc.
5.375%, 10/01/2022		$200,000	190,500
5.375%, 10/01/2022 (S)		250,000	238,125
UPC Holding BV
6.750%, 03/15/2023 (S)	EUR	300,000	388,367
6.750%, 03/15/2023 (S)	CHF	175,000	184,319

The accompanying notes are an integral part of the financial statements.	209

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$450,000	$486,000
Verizon Communications, Inc.
0.460%, 03/06/2015 (P) (S)		220,000	219,737
Verizon Wireless Capital LLC
8.500%, 11/15/2018		165,000	208,451
Vimpel Communications
7.748%, 02/02/2021		600,000	619,500
VimpelCom Holdings BV
5.200%, 02/13/2019 (S)		200,000	194,240
7.504%, 03/01/2022 (S)		600,000	606,000
Vivendi SA
2.400%, 04/10/2015 (S)		145,000	147,543
West Corp.
7.875%, 01/15/2019		300,000	321,750
Wind Acquisition Finance SA
6.500%, 04/30/2020 (S)		275,000	275,000
11.750%, 07/15/2017 (S)		850,000	888,250
11.750%, 07/15/2017	EUR	100,000	138,416

			31,997,000
Utilities - 2.0%
AES Corp.
4.875%, 05/15/2023		$375,000	344,063
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)		330,000	320,593
AmeriGas Finance LLC
7.000%, 05/20/2022		375,000	395,625
Appalachian Power Company
6.375%, 04/01/2036		115,000	130,530
Black Hills Corp.
9.000%, 05/15/2014		115,000	121,030
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	81,282
CEZ A/S
5.000%, 10/19/2021	EUR	50,000	76,765
China Oil & Gas Group, Ltd.
5.250%, 04/25/2018 (S)		$200,000	198,304
CMS Energy Corp.
4.250%, 09/30/2015		340,000	358,709
5.050%, 03/15/2022		200,000	214,620
6.250%, 02/01/2020		105,000	120,862
8.750%, 06/15/2019		100,000	127,796
Comision Federal de Electricidad
5.750%, 02/14/2042 (S)		700,000	626,500
Constellation Energy Group, Inc.
5.150%, 12/01/2020		80,000	86,362
DPL, Inc.
7.250%, 10/15/2021		450,000	459,000
Duke Energy Corp.
1.625%, 08/15/2017		85,000	83,932
E.CL SA
5.625%, 01/15/2021 (S)		100,000	102,390
E.ON International Finance BV
6.000%, 10/30/2019	GBP	50,000	92,005
Eastern Power Networks PLC
5.750%, 03/08/2024		30,000	53,106
EDF SA
4.600%, 01/27/2020 (S)		$300,000	322,695
Enel Finance International NV
3.875%, 10/07/2014 (S)		250,000	256,276
4.000%, 09/14/2016	EUR	50,000	69,734
5.125%, 10/07/2019 (S)		$220,000	225,727

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Enel SpA
5.250%, 01/14/2015	EUR	55,000	$76,500
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		$200,000	206,828
Enogex LLC
6.250%, 03/15/2020 (S)		175,000	187,773
ESB Finance, Ltd.
6.500%, 03/05/2020	GBP	50,000	85,523
Exelon Generation Company LLC
6.250%, 10/01/2039		$335,000	350,118
Ferrellgas LP
6.500%, 05/01/2021		1,050,000	1,050,000
FirstEnergy Corp.
2.750%, 03/15/2018		180,000	172,512
4.250%, 03/15/2023		710,000	643,455
Florida Gas Transmission Company LLC
3.875%, 07/15/2022 (S)		265,000	260,628
4.000%, 07/15/2015 (S)		75,000	78,728
Gas Natural Capital Markets SA
4.500%, 01/27/2020	EUR	50,000	69,805
GDF Suez
2.625%, 07/20/2022		50,000	66,909
6.125%, 02/11/2021	GBP	50,000	93,099
GenOn Energy, Inc.
7.875%, 06/15/2017		$150,000	162,750
9.500%, 10/15/2018		600,000	678,000
Georgia Power Company
0.593%, 03/15/2016 (P)		90,000	90,023
Hrvatska Elektroprivreda
6.000%, 11/09/2017 (S)		400,000	406,000
Hydro One, Inc.
5.360%, 05/20/2036	CAD	40,000	42,300
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)		$605,000	619,882
Iberdrola Finanzas SAU
4.625%, 04/07/2017	EUR	100,000	143,386
Infinis PLC
7.000%, 02/15/2019 (S)	GBP	300,000	481,182
IPALCO Enterprises, Inc.
5.000%, 05/01/2018		$85,000	87,338
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)		400,000	407,090
6.875%, 06/21/2023 (S)		650,000	660,816
9.375%, 01/28/2020		250,000	294,574
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)		200,000	206,200
Majapahit Holding BV
7.750%, 01/20/2020		550,000	580,250
8.000%, 08/07/2019 (S)		100,000	107,500
Mexico Generadora de Energia S de rl
5.500%, 12/06/2032 (S)		395,000	363,400
Mississippi Power Company
2.350%, 10/15/2016		80,000	81,947
Monongahela Power Company
5.700%, 03/15/2017 (S)		45,000	48,713
National Grid Gas PLC
6.000%, 06/07/2017	GBP	30,000	53,454
National Grid PLC
5.000%, 07/02/2018	EUR	47,000	71,765
National Power Corp.
6.875%, 11/02/2016		$100,000	113,000

The accompanying notes are an integral part of the financial statements.	210

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Nevada Power Company
6.650%, 04/01/2036		$110,000	$137,539
6.750%, 07/01/2037		75,000	95,141
NextEra Energy Capital Holdings, Inc.
1.200%, 06/01/2015		70,000	70,255
NiSource Finance Corp.
4.800%, 02/15/2044		110,000	99,157
5.250%, 02/15/2043		155,000	149,022
5.400%, 07/15/2014		315,000	327,200
5.950%, 06/15/2041		215,000	227,994
6.250%, 12/15/2040		185,000	202,571
10.750%, 03/15/2016		115,000	136,367
Northumbrian Water Finance PLC
6.000%, 10/11/2017	GBP	16,000	28,741
NRG Energy, Inc.
6.625%, 03/15/2023		$350,000	347,375
Ohio Power Company
5.750%, 09/01/2013		260,000	260,000
ONEOK, Inc.
4.250%, 02/01/2022		320,000	297,877
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	256,371
Perusahaan Listrik Negara PT
5.250%, 10/24/2042		200,000	138,500
PPL Capital Funding, Inc.
1.900%, 06/01/2018		55,000	53,443
3.400%, 06/01/2023		325,000	303,920
3.500%, 12/01/2022		335,000	318,950
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)		485,000	507,099
Public Service Company of Oklahoma
5.150%, 12/01/2019		205,000	230,549
Ruwais Power Company PJSC
6.000%, 08/31/2036 (S)		200,000	200,402
RWE Finance BV
1.875%, 01/30/2020	EUR	40,000	51,751
6.500%, 04/20/2021	GBP	20,000	37,084
6.625%, 01/31/2019	EUR	50,000	81,112
Scottish Power UK PLC
6.750%, 05/29/2023	GBP	6,000	11,358
8.375%, 02/20/2017		20,000	37,014
Sempra Energy
1.033%, 03/15/2014 (P)		$285,000	285,648
Severn Trent Utilities Finance PLC
6.125%, 02/26/2024	GBP	20,000	36,665
Sierra Pacific Power Company
5.450%, 09/01/2013		$190,000	190,000
Snam SpA
5.000%, 01/18/2019	EUR	100,000	146,745
Southern Company
1.950%, 09/01/2016		$115,000	116,793
Southwest Gas Corp.
3.875%, 04/01/2022		190,000	193,342
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021		185,000	195,275
Talent Yield Investments, Ltd.
4.500%, 04/25/2022 (S)		200,000	196,086
Tampa Electric Company
6.150%, 05/15/2037		100,000	117,429
TECO Finance, Inc.
5.150%, 03/15/2020		325,000	352,528
6.572%, 11/01/2017		37,000	42,504

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Veolia Environnement SA
5.375%, 05/28/2018	EUR	35,000	$53,982

			20,443,143

TOTAL CORPORATE BONDS (Cost $405,402,598)			$404,444,156

CAPITAL PREFERRED SECURITIES - 0.1%
Consumer Staples - 0.0%
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)		$450,000	439,875
Financials - 0.1%
GE Capital Trust IV (4.625% to
09/15/2016, then month EURIBOR
+1.600%)
09/15/2066	EUR	50,000	65,759
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)		$510,000	530,400

			596,159

TOTAL CAPITAL PREFERRED SECURITIES (Cost $982,752)			$1,036,034

MUNICIPAL BONDS - 1.3%
Bay Area Toll Authority (California)
6.263%, 04/01/2049		200,000	238,774
Chicago Metropolitan Water Reclamation
District (Illinois)
5.720%, 12/01/2038		165,000	185,500
Chicago Transit Authority, Series A
(Illinois)
6.899%, 12/01/2040		245,000	277,717
City of Chicago (Illinois)
6.395%, 01/01/2040		150,000	173,634
City of Houston (Texas)
5.000%, 03/01/2023		165,000	186,221
City of New York (New York)
5.000%, 04/01/2023		45,000	50,429
6.271%, 12/01/2037		115,000	135,036
5.846%, 06/01/2040		205,000	220,853
City Public Service Board of San Antonio
(Texas)
5.250%, 02/01/2024		280,000	322,837
Commonwealth of Massachusetts
5.000%, 06/01/2025		90,000	99,519
5.250%, 09/01/2024		200,000	232,592
4.500%, 08/01/2031		190,000	187,920
Commonwealth of Pennsylvania
5.000%, 04/01/2025		150,000	167,411
5.000%, 06/01/2024		220,000	246,842
5.000%, 07/01/2021		230,000	266,432
Commonwealth of Virginia
5.000%, 06/01/2023		75,000	87,866
County of Harris, TX (Texas)
5.000%, 10/01/2024		135,000	151,674
Dallas Independent School District (Texas)
4.000%, 08/15/2027		135,000	136,112
5.000%, 08/15/2029		150,000	161,081
Denver City & County School District
No. 1 (Colorado)
4.242%, 12/15/2037		130,000	118,492
District of Columbia
5.250%, 12/01/2034		200,000	212,168
5.591%, 12/01/2034		40,000	44,814

The accompanying notes are an integral part of the financial statements.	211

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
East Bay Municipal Utility District
(California)
5.874%, 06/01/2040	$135,000	$155,712
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
1.298%, 07/01/2016	475,000	470,127
2.995%, 07/01/2020	265,000	244,688
Guam Power Authority
7.500%, 10/01/2015	110,000	111,702
JobsOhio Beverage System
4.532%, 01/01/2035	125,000	117,236
Kansas Development Finance Authority
5.501%, 05/01/2034	120,000	125,654
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040	185,000	217,170
Los Angeles Department of Water &
Power (California)
5.000%, 07/01/2043	235,000	238,337
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	138,360
Massachusetts Bay Transportation
Authority
5.000%, 07/01/2020	155,000	180,002
Metropolitan Transportation Authority
(New York)
7.336%, 11/15/2039	55,000	72,471
New Jersey State Turnpike Authority
5.000%, 01/01/2029	175,000	179,718
New Jersey Transportation Trust Fund
Authority
5.250%, 12/15/2022	150,000	170,114
New York City Housing
Development Corp. (New York)
6.420%, 11/01/2027	20,000	20,047
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	95,000	110,653
New York City Transitional Finance
Authority (New York)
5.000%, 05/01/2023	170,000	191,860
New York City Transitional Finance
Authority Future Tax Secured Revenue
5.000%, 11/01/2024	110,000	122,331
5.000%, 02/01/2025	105,000	114,940
New York State Dormitory Authority
5.000%, 12/15/2024	205,000	229,614
4.000%, 12/15/2022	125,000	132,426
New York State Urban
Development Corp., Series A-1
5.000%, 03/15/2043	360,000	361,620
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026	555,000	501,454
Port Authority of New York & New Jersey
4.458%, 10/01/2062	615,000	529,718
Regional Transportation District
(Colorado)
5.000%, 11/01/2038	195,000	200,064
San Diego County Water Authority
(California)
6.138%, 05/01/2049	100,000	113,146

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
South Carolina State Public Service
Authority
4.322%, 12/01/2027	$260,000	$248,776
State of California
5.000%, 04/01/2043	45,000	44,586
4.000%, 09/01/2026	15,000	14,741
State of Delaware
5.000%, 08/01/2024	110,000	127,294
State of Georgia
5.000%, 07/01/2023	170,000	196,644
5.000%, 07/01/2025	125,000	140,965
5.000%, 10/01/2021	595,000	699,708
5.000%, 07/01/2024	105,000	119,922
State of Hawaii
5.000%, 12/01/2023	380,000	430,373
5.000%, 11/01/2023	175,000	199,353
5.000%, 11/01/2024	100,000	112,382
State of Louisiana
5.000%, 08/01/2021	115,000	133,256
5.000%, 07/15/2021	50,000	57,929
State of Minnesota
5.000%, 03/01/2027	125,000	134,745
State of Oregon
5.892%, 06/01/2027	60,000	69,835
State of Washington
5.000%, 07/01/2024	185,000	206,898
5.000%, 07/01/2022	190,000	218,825
Texas Transportation Commission
5.178%, 04/01/2030	240,000	266,914
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	195,000	201,482
University of Texas System
5.000%, 08/15/2043	315,000	324,393
University of Virginia
5.000%, 06/01/2043	75,000	78,230
Utah Transit Authority
5.937%, 06/15/2039	135,000	154,495
Virginia College Building Authority
5.000%, 02/01/2022	85,000	96,737
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	35,000	37,478
Virginia Public Building Authority
5.900%, 08/01/2030	205,000	231,425
Virginia Public School Authority
5.000%, 08/01/2023	260,000	295,233

TOTAL MUNICIPAL BONDS (Cost $14,594,871)		$13,795,707

TERM LOANS (M) - 1.5%
Consumer Discretionary - 0.5%
Atlantic Broadband Penn LLC
3.250%, 12/02/2019	223,313	221,777
Charter Communications Operating LLC
3.000%, 07/01/2020	75,000	74,180
3.000%, 01/04/2021	121,721	120,565
Delta 2 Sarl
4.500%, 04/30/2019	987,550	992,488
Gymboree Corp.
5.000%, 02/23/2018	200,000	191,875
JC Penney Corp., Inc.
6.000%, 05/21/2018	625,000	609,040
MGM Resorts International
3.500%, 12/20/2019	99,500	99,168

The accompanying notes are an integral part of the financial statements.	212

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Peninsula Gaming LLC
4.250%, 11/20/2017	$568,640	$570,861
Station Casinos LLC
5.000%, 03/01/2020	673,313	677,942
SuperMedia, Inc., PIK
11.600%, 12/31/2015	467,568	364,410
TWCC Holding Corp.
3.500%, 02/13/2017	375,000	375,781
7.000%, 06/26/2020	350,000	358,750
Univision Communications, Inc.
4.000%, 03/02/2020	249,375	247,557
4.500%, 03/02/2020	311,946	311,069
Village Roadshow, Ltd.
4.750%, 11/21/2017	75,000	76,313

		5,291,776
Consumer Staples - 0.1%
Dunkin’ Brands, Inc.
3.750%, 02/14/2020	207,875	207,550
HJ Heinz Company
3.500%, 06/05/2020	200,000	201,000
PF Chang’s China Bistro, Inc.
5.250%, 07/02/2019	719,563	727,658

		1,136,208
Energy - 0.1%
Chesapeake Energy Corp.
5.750%, 12/01/2017	375,000	382,125
Foresight Energy LLC,
TBD 08/19/2020 (T)	275,000	273,281
MEG Energy Corp.
3.750%, 03/31/2020	124,369	124,602

		780,008
Financials - 0.2%
Asurion LLC
4.500%, 05/24/2019	621,875	613,421
Gardner Denver, Inc.,
TBD 07/30/2020 (T)	200,000	198,955
Lone Star Intermediate Super
Holdings LLC
11.000%, 09/02/2019	350,000	364,000
McGraw-Hill Global Education
Holdings LLC
9.000%, 03/22/2019	199,500	201,395
Nuveen Investments, Inc.
4.182%, 05/15/2017	325,399	324,382
6.500%, 02/28/2019	500,000	496,250
PQ Corp.
4.500%, 08/07/2017	248,750	249,838

		2,448,241
Health Care - 0.1%
Biomet, Inc.
3.956%, 07/25/2017	194,934	195,367
Capsugel Holdings US, Inc.
4.250%, 08/01/2018	236,225	237,898
HCA, Inc.
2.932%, 05/01/2018	579,981	579,256

		1,012,521
Industrials - 0.1%
American Airlines, Inc.
4.750%, 06/27/2019	300,000	296,325

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Industrials (continued)
CeramTec GmbH,
TBD 08/14/2020 (T)	$100,000	$99,875
Four Seasons Holdings, Inc.
4.250%, 06/27/2020	100,000	101,000
Navistar, Inc.
5.750%, 08/17/2017	150,000	151,313

		648,513
Information Technology - 0.1%
Alcatel-Lucent USA, Inc.
5.750%, 01/30/2019	223,875	225,550
First Data Corp.
4.184%, 03/24/2017	237,724	235,495
RP Crown Parent LLC
6.750%, 12/21/2018	322,627	325,584

		786,629
Materials - 0.1%
Eagle Spinco, Inc.
3.500%, 01/27/2017	99,303	100,047
INEOS US Finance LLC
4.000%, 05/04/2018	466,850	462,848
MacDermid, Inc.
7.750%, 12/07/2020	125,000	126,250
Univar, Inc.
5.000%, 06/30/2017	299,234	292,455

		981,600
Telecommunication Services - 0.1%
Cricket Communications, Inc.
4.750%, 03/09/2020	300,000	300,750
Intelsat Jackson Holdings SA
4.250%, 04/02/2018	272,938	274,473

		575,223
Utilities - 0.1%
Equipower Resources Holdings LLC
TBD 12/31/2019 (T)	700,000	701,458
5.500%, 12/21/2018	563,013	564,185
10.000%, 06/21/2019	350,000	350,729

		1,616,372

TOTAL TERM LOANS (Cost $15,205,718)		$15,277,091

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.7%
Commercial & Residential - 2.0%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.424%, 11/25/2035 (P)	7,201	7,115
Banc of America Commercial
Mortgage Trust, Inc., Series 2007-4,
Class AM 6.001%, 02/10/2051 (P)	210,000	227,027
Banc of America
Commercial Mortgage, Inc.
Series 2006-1, Class A4,
5.372%, 09/10/2045 (P)	225,000	242,887
Series 2006-4, Class A4,
5.634%, 07/10/2046	260,000	283,489
Series 2006-2, Class A4,
5.919%, 05/10/2045 (P)	210,000	229,309
Banc of America Funding Corp.,
Series 2005-A 5A1
0.484%, 02/20/2035 (P)	7,370	7,005

The accompanying notes are an integral part of the financial statements.	213

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A2,
4.501%, 07/10/2043	$65,648	$65,912
Series 2005-3, Class A4,
4.668%, 07/10/2043	305,000	321,508
Series 2007-1, Class AAB,
5.422%, 01/15/2049	199,973	204,539
Series 2007-5, Class A4,
5.492%, 02/10/2051	960,000	1,053,710
Series 2007-4, Class A4,
5.934%, 02/10/2051 (P)	145,000	161,124
Banc of America Mortgage Securities
Series 2005-B, Class 2A1,
2.853%, 03/25/2035 (P)	57,526	53,542
Series 2004-D, Class 2A2,
2.894%, 05/25/2034 (P)	28,150	27,206
Series 2004-H, Class 2A2,
2.918%, 09/25/2034 (P)	72,303	70,904
Series 2004-A, Class 2A2,
2.977%, 02/25/2034 (P)	52,946	51,784
Series 2004-I, Class 3A2,
3.009%, 10/25/2034 (P)	14,937	14,986
Series 2005-J, Class 3A1,
3.136%, 11/25/2035 (P)	129,273	116,724
Bear Stearns Alt-A Trust, Series 2006-1,
Class 11A1 0.664%, 02/25/2036 (P)	186,845	128,406
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	309,128	324,114
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	129,132	131,132
Series 2005-PWR7, Class A3,
5.116%, 02/11/2041 (P)	363,000	380,382
Series 2004-T14, Class A4,
5.200%, 01/12/2041 (P)	44,033	44,521
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	95,000	104,119
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	359,945	362,578
Series 2006-T24, Class A4,
5.537%, 10/12/2041	110,000	121,126
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	628,000	688,527
Citicorp Mortgage Securities, Inc.,
Series 2003-11, Class 2A10
5.500%, 12/25/2033	1,884	1,881
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class A4
5.607%, 04/15/2040 (P)	108,164	110,045
Commercial Mortgage Pass
Through Certificates
Series 2012-LC4, Class A1,
1.156%, 12/10/2044	42,463	42,524
Series 2005-C6, Class A5B,
5.167%, 06/10/2044 (P)	45,000	47,360
Series 2007-C9, Class A4,
5.994%, 12/10/2049 (P)	675,000	763,774
Credit Suisse Mortgage Capital
Certificates, Series 2008-C1, Class A3
6.252%, 02/15/2041 (P)	145,000	163,465

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
DSLA Mortgage Loan Trust,
Series 2004-AR1, Class A1A
1.024%, 09/19/2044 (P)	$123,650	$105,685
Fosse Master Issuer PLC
Series 2012-1A, Class 3A1,
1.763%, 10/18/2054 (P) (S)	210,000	215,946
Series 2011-1A, Class A5,
3.263%, 10/18/2054 (P) (S)	200,000	204,515
FREMF Mortgage Trust
Series 2013-K713, Class B,
3.274%, 04/25/2046 (P) (S)	370,000	334,730
Series 2013-K712, Class B,
3.483%, 05/25/2045 (P) (S)	115,000	106,379
Series 2013-K28, Class B,
3.614%, 06/25/2046 (P) (S)	175,000	151,288
Series 2013-K27, Class B,
3.616%, 01/25/2046 (P) (S)	195,000	167,660
Series 2013-K24, Class B,
3.623%, 11/25/2045 (P) (S)	110,000	96,114
Series 2012-K711, Class B,
3.684%, 08/25/2045 (P) (S)	275,000	260,950
Series 2013-K26, Class B,
3.723%, 12/25/2045 (P) (S)	265,000	232,496
Series 2012-K23, Class B,
3.782%, 10/25/2045 (P) (S)	170,000	152,399
Series 2012-K22, Class B,
3.812%, 08/25/2045 (P) (S)	175,000	155,560
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.191%, 06/19/2035 (P)	43,246	42,695
GreenPoint MTA Trust, Seres 2005-AR1,
Class A1 0.424%, 06/25/2045 (P)	213,360	152,517
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	56,404	56,356
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	24,359	24,648
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A3,
2.773%, 11/10/2045	270,000	247,223
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	185,000	199,497
GS Mortgage Securities Trust,
Series 2013-GC13, Class A1
1.206%, 07/10/2046	108,665	108,177
HarborView Mortgage Loan Trust
Series 2006-9, Class 2A1A,
0.394%, 11/19/2036 (P)	614,117	444,476
Series 2005-2, Class 2A1A,
0.404%, 05/19/2035 (P)	57,997	46,690
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
1.918%, 10/15/2054 (P) (S)	795,000	806,241
Series 2012-3A, Class B1,
2.468%, 10/15/2054 (P) (S)	250,000	256,988
HomeBanc Mortgage Trust
Series 2005-4, Class A1,
0.454%, 10/25/2035 (P)	107,802	89,878
Series 2005-4, Class A2,
0.514%, 10/25/2035 (P)	124,246	101,437

The accompanying notes are an integral part of the financial statements.	214

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR18, Class 2A1B
0.964%, 10/25/2036 (P)	$400,424	$319,745
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.374%, 06/25/2037 (P)	97,557	84,250
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C6, Class A1,
1.031%, 05/15/2045	30,493	30,455
Series 2011-C4, Class A1,
1.525%, 07/15/2046 (S)	45,399	45,604
Series 2011-C3A, Class A1,
1.875%, 02/15/2046 (S)	49,095	49,387
Series 2012-C8, Class A3,
2.829%, 10/15/2045	350,000	323,079
Series 2004-C1, Class A3,
4.719%, 01/15/2038	69,400	69,878
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	165,253	168,836
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	120,000	124,260
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	890,000	974,672
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	915,000	1,002,689
Series 2004-PNC1, Class A4,
5.540%, 06/12/2041 (P)	115,000	117,950
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	340,000	379,810
Series 2007-CB19, Class A4,
5.900%, 02/12/2049 (P)	575,000	640,345
Series 2007-LD12, Class AM,
6.196%, 02/15/2051 (P)	270,000	292,535
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2007-CB19,
Class AM 5.900%, 02/12/2049 (P)	255,000	269,664
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.484%, 10/25/2035 (P)	206,365	147,443
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4,
4.568%, 01/15/2031	29,448	29,887
Series 2005-C5, Class A4,
4.954%, 09/15/2030	50,000	52,870
Series 2005-C7, Class A4,
5.197%, 11/15/2030 (P)	60,000	63,909
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	341,693
Series 2006-C6, Class A4,
5.372%, 09/15/2039	110,000	121,010
Series 2007-C1, Class A4,
5.424%, 02/15/2040	135,000	148,387
Series 2008-C1, Class A2,
6.320%, 04/15/2041 (P)	630,000	721,564
Series 2008-C1, Class AM,
6.320%, 04/15/2041 (P)	65,000	71,824
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	300,000	335,250
Series 2006-C2, Class AM,
5.782%, 08/12/2043 (P)	235,000	252,378

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2013-C11, Class A1
1.308%, 08/15/2046	$180,000	$179,209
Morgan Stanley Capital I
Series 2012-C4, Class A2,
2.111%, 03/15/2045	155,000	155,871
Series 2006-HQ9, Class A4,
5.731%, 07/12/2044 (P)	235,263	256,776
Morgan Stanley Capital I Trust,
Series 2005-T17, Class A5
4.780%, 12/13/2041	68,060	70,290
Sequoia Mortgage Trust
Series 2013-6, Class A1,
2.500%, 05/25/2043 (P)	548,137	490,131
Series 2013-7, Class A2,
3.000%, 06/25/2043 (P)	177,855	165,333
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	7,800	7,637
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.643%, 04/25/2037 (P)	155,023	137,779
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.589%, 03/15/2025 (P)	3,824	4,264
Wachovia Bank Commercial
Mortgage Trust, Series 2007-C34,
Class A3 5.678%, 05/15/2046	100,000	111,305
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class A1A1,
0.474%, 10/25/2045 (P)	33,176	29,802
Series 2005-AR11, Class A1C3,
0.694%, 08/25/2045 (P)	140,675	109,053
Series 2005-AR13, Class A1A3,
0.964%, 10/25/2045 (P)	60,132	57,767
Series 2005-AR12, Class 2A1,
2.751%, 09/25/2035 (P)	33,895	33,753
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-2, Class 2A1,
0.884%, 03/25/2036 (P)	131,505	102,240
Series 2005-AR2, Class 3A1,
2.662%, 03/25/2035 (P)	67,903	68,230
Series 2005-AR2, Class 2A2,
2.684%, 03/25/2035 (P)	133,799	133,417
Series 2004-G, Class A3,
4.753%, 06/25/2034 (P)	55,620	55,447
Series 2003-O, Class 5A1,
4.801%, 01/25/2034 (P)	66,422	65,056
WF-RBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%, 05/15/2045	275,000	253,974

		20,979,978
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.
Series 3153, Class UG,
0.634%, 05/15/2036 (P)	42,287	42,852
Series 3913, Class FA,
0.684%, 08/15/2041 (P)	244,476	247,804
Series 4077, Class MF,
0.684%, 07/15/2042 (P)	382,751	384,045
Series 199, Class PO,
0.788%, 08/01/2028	2,656	2,413

The accompanying notes are an integral part of the financial statements.	215

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K712, Class A1,
1.369%, 05/25/2019	$334,138	$331,369
Series K502, Class A2,
1.426%, 08/25/2017	400,000	395,829
Series K025, Class A1,
1.875%, 04/25/2022	227,435	220,248
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	2,507	54
Federal National Mortgage Association
Series 2012-79, Class FM,
0.634%, 07/25/2042 (P)	142,484	143,654
Series 319, Class 2 IO,
6.500%, 02/01/2032	8,200	1,662
Government National
Mortgage Association
Series 1998-6, Class EA PO,
0.305%, 03/16/2028	13,755	12,750
Series 2010-164, Class VD,
4.000%, 12/20/2030	400,000	422,377
Series 2010-127, Class PI IO,
4.000%, 05/20/2033	96,124	5,158
Series 2011-2, Class HI IO,
4.000%, 12/20/2035	204,326	24,221
Series 2010-165, Class IP IO,
4.000%, 04/20/2038	2,736,660	430,561
Series 2011-51, Class NX,
4.000%, 10/20/2038	450,000	478,646
Series 2010-127, Class JI IO,
4.000%, 02/20/2039	948,164	135,861
Series 2010-144, Class LB,
4.000%, 09/16/2039	705,000	719,469
Series 2011-123, Class MA,
4.000%, 07/20/2041	485,000	500,870
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	263,660	62,349
Series 2009-75, Class G,
4.500%, 07/20/2030	17,548	17,962
Series 2009-28, Class EC,
4.500%, 12/16/2035	39,571	40,566
Series 2010-84, Class NI IO,
4.500%, 12/20/2036	1,070,104	109,542
Series 2010-42, Class PI IO,
4.500%, 09/20/2037	3,239,001	490,176
Series 2010-98, Class PI IO,
4.500%, 10/20/2037	382,328	57,237
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	427,344	67,390
Series 2010-109, Class CI IO,
4.500%, 12/20/2037	1,334,441	215,140
Series 2010-87, Class HI, IO,
4.500%, 11/20/2038	2,242,632	365,083
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	263,540	40,146
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	106,385	19,542
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	596,215	108,641
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	33,610	34,587

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2004-47, Class QV,
6.000%, 09/16/2020	$447,514	$486,935

		6,615,139

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $27,470,433)		$27,595,117

ASSET BACKED SECURITIES - 2.2%
Ally Auto Receivables Trust
Series 2012-SN1, Class A3,
0.570%, 08/20/2015	225,000	224,869
Series 2012-SN1, Class A4,
0.700%, 12/21/2015	485,000	484,925
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	100,000	101,252
Ally Master Owner Trust
Series 2012-1, Class A1,
0.984%, 02/15/2017 (P)	345,000	346,533
Series 2013-1, Class A2,
1.000%, 02/15/2018	200,000	198,355
Series 2012-5, Class A,
1.540%, 09/15/2019	535,000	523,338
Series 2011-1, Class A2,
2.150%, 01/15/2016	130,000	130,726
American Express Credit
Account Master Trust
Series 2011-1, Class A,
0.354%, 04/17/2017 (P)	215,000	215,136
Series 2012-5, Class C,
1.070%, 05/15/2018 (S)	200,000	200,863
AmeriCredit
Automobile Receivables Trust
Series 2011-4, Class A3,
1.170%, 05/09/2016	129,646	129,937
Series 2012-1, Class A3,
1.230%, 09/08/2016	90,000	90,478
Series 2011-5, Class A3,
1.550%, 07/08/2016	430,000	432,250
Series 2012-5, Class C,
1.690%, 11/08/2018	100,000	98,708
Series 2012-1, Class B,
1.730%, 02/08/2017	80,000	81,041
Series 2012-4, Class C,
1.930%, 08/08/2018	140,000	138,834
Series 2011-2, Class B,
2.330%, 03/08/2016	440,000	443,027
Series 2012-1, Class C,
2.670%, 01/08/2018	30,000	31,018
Series 2011-1, Class C,
2.850%, 08/08/2016	75,000	76,550
AmeriCredit Automobile
Receivables Trust 2004-D-F,
Series 2013-4, Class A3
0.960%, 04/09/2018	60,000	59,889
Avis Budget Rental Car Funding
AESOP LLC, Series 2013-1A, Class A
1.920%, 09/20/2019 (S)	410,000	399,361
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	15,893	15,923

The accompanying notes are an integral part of the financial statements.	216

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
BMW Vehicle Lease Trust, Series 2013-1,
Class A3 0.540%, 09/21/2015	$110,000	$109,699
BMW Vehicle Owner Trust,
Series 2011-A, Class A3
0.760%, 08/25/2015	110,970	111,102
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	220,000	218,400
Series 2013-2, Class A3,
1.240%, 10/20/2017	175,000	174,797
Series 2013-1, Class B,
1.290%, 04/20/2018	30,000	29,602
Series 2013-1, Class C,
1.740%, 10/22/2018	30,000	29,412
CarMax Auto Owner Trust
Series 2012-1, Class A3,
0.890%, 09/15/2016	65,000	65,185
Series 2011-2, Class A3,
0.910%, 12/15/2015	179,149	179,468
Series 2013-3, Class A3,
0.970%, 04/16/2018	325,000	324,343
Series 2010-3, Class A4,
1.410%, 02/16/2016	205,000	206,098
Series 2012-3, Class D,
2.290%, 04/15/2019	150,000	148,343
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.924%, 10/25/2032 (P)	5,416	4,996
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	4,378	4,361
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	16,457	13,822
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	370,000	370,491
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	602,731	593,511
CNH Equipment Trust
Series 2012-A, Class A3,
0.940%, 05/15/2017	356,717	357,498
Series 2012-D, Class B,
1.270%, 05/15/2020	290,000	283,898
Series 2010-A, Class A4,
2.490%, 01/15/2016	44,996	45,031
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A
0.790%, 08/15/2019 (S)	410,000	409,995
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.789%, 01/25/2034 (P)	113,179	90,547
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	664,700	705,576
Enterprise Fleet Financing LLC
Series 2013-1, Class A2,
0.680%, 09/20/2018 (S)	200,000	199,470
Series 2013-2, Class A2,
1.060%, 03/20/2019 (S)	490,000	489,918
Ford Credit Auto Lease Trust
Series 2012-A, Class A3,
0.850%, 01/15/2015	230,000	230,321

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust (continued)
Series 2012-B, Class B,
1.100%, 12/15/2015 (S)	$200,000	$198,251
Series 2011-A, Class A4,
1.340%, 09/15/2014	130,000	130,163
Series 2012-B, Class C,
1.500%, 03/15/2017 (S)	200,000	199,260
Ford Credit Auto Owner Trust,
Series 2010-A, Class D
4.050%, 10/15/2016	100,000	103,005
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1,
1.500%, 09/15/2015	190,000	190,124
Series 2012-2, Class A,
1.920%, 01/15/2019	550,000	554,551
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	205,000	215,030
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	630,000	659,510
GE Capital Credit Card Master Note Trust
Series 2011-2, Class A,
0.664%, 05/15/2019 (P)	190,000	190,490
Series 2012-A, Class A,
1.030%, 01/15/2018	195,000	195,818
Series 2012-2, Class A,
2.220%, 01/15/2022	480,000	474,493
GE Dealer Floorplan Master Note Trust
Series 2013-1, Class A,
0.584%, 04/20/2018 (P)	205,000	204,874
Series 2012-4, Class A,
0.624%, 10/20/2017 (P)	250,000	250,223
GE Equipment Small Ticket LLC,
Series 2013-1A, Class A3
1.020%, 02/24/2017 (S)	300,000	299,492
GE Equipment Transportation LLC,
Series 2012-1, Class A3
0.990%, 11/23/2015	85,000	85,156
GSAA Home Equity Trust
Series 2007-7, Class 2A1,
0.196%, 07/25/2037 (P)	277,729	228,475
Series 2005-11, Class 2A1,
0.464%, 10/25/2035 (P)	63,001	56,794
Series 2005-14, Class 2A3,
0.534%, 12/25/2035 (P)	88,162	69,428
Series 2005-MTR1, Class A4,
0.554%, 10/25/2035 (P)	365,000	329,697
GSAA Trust, Series 2005-8, Class A3
0.614%, 06/25/2035 (P)	261,289	238,199
Huntington Auto Trust
Series 2012-1, Class A3,
0.810%, 09/15/2016	380,000	380,630
Series 2011-1A, Class A3,
1.010%, 01/15/2016 (S)	99,332	99,595
Series 2011-1A, Class C,
2.530%, 03/15/2017 (S)	175,000	177,765
Hyundai Auto Lease Securitization Trust
Series 2013-B, Class A2,
0.750%, 03/15/2016 (S)	405,000	404,963
Series 2012-A, Class A4,
1.050%, 04/17/2017 (S)	100,000	100,334
Hyundai Auto Receivables Trust
Series 2012-A, Class A3,
0.720%, 03/15/2016	181,900	182,246

The accompanying notes are an integral part of the financial statements.	217

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust (continued)
Series 2013-A, Class A4,
0.750%, 09/17/2018	$175,000	$172,679
Series 2011-B, Class D,
3.510%, 11/15/2017	130,000	136,213
John Deere Owner Trust, Series 2013-A,
Class A3 0.600%, 03/15/2017	185,000	184,439
Mercedes-Benz Auto Lease Trust
Series 2012-A, Class A3,
0.880%, 11/17/2014	179,329	179,522
Series 2012-A, Class A4,
1.070%, 11/15/2017	160,000	160,359
Series 2011-B, Class A4,
1.240%, 07/17/2017 (S)	180,000	180,250
Mercedes-Benz Auto Receivables Trust,
Series 2011-1, Class A4
1.220%, 12/15/2017	435,000	437,227
Mercedes-Benz Master Owner Trust,
Series 2012-AA, Class A
0.790%, 11/15/2017 (S)	185,000	183,534
Motor PLC
Series 2013-1A, Classs A1,
0.684%, 02/25/2021 (P) (S)	245,833	245,835
Series 2012-A, Class A1C,
1.286%, 02/25/2020 (S)	500,000	499,699
MVW
Owner Trust 2.150%, 04/20/2030 (S)	210,000	209,106
Navistar Financial Dealer
Note Master Trust, Series 2013-1,
Class A 0.854%, 01/25/2018 (P) (S)	220,000	220,062
Nissan Auto Lease Trust
Series 2011-B, Class A3,
0.920%, 02/16/2015	156,709	156,875
Series 2012-A, Class A3,
0.980%, 05/15/2015	120,000	120,275
Series 2011-A, Class A3,
1.040%, 08/15/2014	103,387	103,433
Series 2012-A, Class A4,
1.130%, 05/15/2017	180,000	180,814
Nissan Auto Receivables Owner Trust,
Series 2013-B, Class A3
0.840%, 11/15/2017	200,000	199,699
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	470,000	480,256
Porsche Financial Auto
Securitization Trust, Series 2011-1,
Class A4 1.190%, 12/17/2018 (S)	175,000	175,668
Porsche Innovative Lease Owner Trust,
Series 2011-1, Class A4
1.260%, 11/20/2017 (S)	175,000	175,326
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2 4.100%, 04/25/2033	11,304	10,791
Sierra Timeshare
Receivables Funding LLC
Series 2013-1A, Class A,
1.590%, 11/20/2029 (S)	284,784	284,342
Series 2013-2A, Class A,
2.280%, 11/20/2025 (S)	262,967	262,747
SLM Student Loan Trust, Series 2008-4,
Class A2 1.316%, 07/25/2016 (P)	123,263	124,081
SMART Trust
Series 2013-1US, Class A3A,
0.840%, 09/14/2016	90,000	89,641

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SMART Trust (continued)
Series 2012-4US, Class A3A,
0.970%, 03/14/2017	$210,000	$209,265
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	105,000	102,455
Series 2013-2US, Class A4A,
1.180%, 02/14/2019	235,000	228,937
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	190,000	185,982
Series 2012-2USA, Class A4A,
2.060%, 03/14/2018 (S)	295,000	297,249
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036	35,718	37,003
Toyota Auto Receivables Owner Trust,
Series 2012-A, Class A3
0.750%, 02/16/2016	75,000	75,117
Volkswagen Auto Lease Trust,
Series 2012-A, Class A4
1.060%, 05/22/2017	170,000	170,843
Wheels SPV LLC, Series 2012-1,
Class A2 1.190%, 03/20/2021 (S)	128,674	129,107
World Omni Master Owner Trust,
Series 2013-1, Class A
0.534%, 02/15/2018 (P) (S)	115,000	114,857

TOTAL ASSET BACKED SECURITIES (Cost $22,754,160)		$22,761,151

COMMON STOCKS - 13.4%
Consumer Discretionary - 1.4%
Cablevision Systems Corp., Class A	41,000	$726,930
Carnival Corp.	32,800	1,183,752
Comcast Corp., Class A	17,800	749,202
Ford Motor Company	54,700	885,593
Genuine Parts Company	10,700	824,007
Johnson Controls, Inc.	23,500	952,455
Kohl’s Corp.	31,500	1,616,265
Liberty Global PLC, Class A (I)	5,300	411,704
Macy’s, Inc.	20,600	915,258
Mattel, Inc.	36,200	1,466,100
Staples, Inc.	72,600	1,009,866
The Madison Square
Garden, Inc., Class A (I)	11,425	664,935
The New York Times
Company, Class A (I) (L)	37,500	418,125
The Walt Disney Company	12,200	742,126
Tiffany & Company	1,100	84,821
Time Warner, Inc.	28,433	1,721,049
Whirlpool Corp.	1,100	141,515

		14,513,703
Consumer Staples - 0.7%
Archer-Daniels-Midland Company	41,000	1,443,610
Avon Products, Inc.	55,400	1,095,258
Campbell Soup Company	33,200	1,433,576
McCormick & Company, Inc., Non-
Voting Shares	9,000	608,850
PepsiCo, Inc.	16,400	1,307,572
The Clorox Company	17,800	1,472,060

		7,360,926
Energy - 2.2%
Anadarko Petroleum Corp.	17,500	1,599,850
Apache Corp.	32,900	2,818,872
BP PLC, ADR	18,100	747,530
Chevron Corp.	29,500	3,552,685

The accompanying notes are an integral part of the financial statements.	218

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
ConocoPhillips	9,200	$609,960
CONSOL Energy, Inc.	30,800	961,884
Diamond Offshore Drilling, Inc. (L)	15,000	960,450
Eni SpA	11,425	259,489
Exxon Mobil Corp.	30,600	2,667,096
Hess Corp.	22,000	1,646,700
Murphy Oil Corp.	25,200	1,698,984
Petroleo Brasileiro SA, ADR (L)	61,300	828,776
Royal Dutch Shell PLC, ADR	31,900	2,060,421
Schlumberger, Ltd.	18,200	1,473,108
Talisman Energy, Inc.	29,200	313,024

		22,198,829
Financials - 2.8%
American Express Company	23,800	1,711,458
Bank of America Corp.	143,685	2,028,832
Capital One Financial Corp.	15,400	994,070
JPMorgan Chase & Company	75,600	3,820,068
Legg Mason, Inc.	34,600	1,125,192
Lincoln National Corp.	23,700	996,348
Loews Corp.	11,000	489,060
Marsh & McLennan Companies, Inc.	41,800	1,723,414
McGraw-Hill Financial, Inc.	19,500	1,138,215
Northern Trust Corp.	24,600	1,349,802
PNC Financial Services Group, Inc.	27,500	1,987,425
Regions Financial Corp.	60,900	572,460
Sun Life Financial, Inc.	18,300	556,869
SunTrust Banks, Inc.	41,700	1,335,234
The Allstate Corp.	32,800	1,571,776
The Bank of New York Mellon Corp.	1,000	29,740
The Chubb Corp.	8,100	673,677
U.S. Bancorp	67,100	2,424,323
Wells Fargo & Company	73,000	2,998,840
Weyerhaeuser Company	35,789	979,903
Willis Group Holdings PLC	13,600	561,408

		29,068,114
Health Care - 0.9%
Agilent Technologies, Inc.	12,400	578,336
Bristol-Myers Squibb Company	32,100	1,338,249
Hospira, Inc. (I)	13,600	530,808
Johnson & Johnson	25,400	2,194,814
Merck & Company, Inc.	36,300	1,716,627
Pfizer, Inc.	67,406	1,901,523
Quest Diagnostics, Inc.	12,100	709,302

		8,969,659
Industrials - 2.0%
3M Company	14,100	1,601,478
Delta Air Lines, Inc.	19,100	376,843
Eaton Corp. PLC	12,168	770,478
Emerson Electric Company	27,800	1,678,286
General Electric Company	171,700	3,973,138
Honeywell International, Inc.	22,900	1,822,153
Illinois Tool Works, Inc.	27,400	1,958,278
Joy Global, Inc.	15,000	736,800
Lockheed Martin Corp.	4,500	550,890
Masco Corp.	39,500	747,340
Norfolk Southern Corp.	22,000	1,587,520
The Boeing Company	14,700	1,527,624
United Continental Holdings, Inc. (I)	41,100	1,169,706
United Parcel Service, Inc., Class B	17,200	1,471,976
USG Corp. (I)	21,300	497,142

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials (continued)
Xylem, Inc.	27,800	$688,884

		21,158,536
Information Technology - 1.3%
Analog Devices, Inc.	22,600	1,045,928
Apple, Inc.	3,300	1,607,265
Applied Materials, Inc.	69,000	1,035,690
CA, Inc.	13,600	397,800
Cisco Systems, Inc.	57,900	1,349,649
Computer Sciences Corp.	20,100	1,008,015
Corning, Inc.	82,200	1,154,088
Dell, Inc.	93,900	1,293,003
Harris Corp.	23,500	1,330,805
Microsoft Corp.	52,900	1,766,860
Nokia OYJ, ADR (I) (L)	78,800	307,320
Texas Instruments, Inc.	26,200	1,000,840
The Western Union Company (L)	32,700	573,231

		13,870,494
Materials - 0.7%
Cliffs Natural Resources, Inc. (L)	11,800	246,266
E.I. du Pont de Nemours & Company	14,400	815,328
International Paper Company	44,000	2,077,240
MeadWestvaco Corp.	22,000	788,700
Newmont Mining Corp.	19,100	606,807
Nucor Corp.	27,400	1,246,426
Potash Corp. of Saskatchewan, Inc. (L)	14,000	414,960
Smurfit Kappa Group PLC	12,325	251,292
Vulcan Materials Company	19,300	922,540

		7,369,559
Telecommunication Services - 0.6%
American Tower Corp.	1,975	137,243
AT&T, Inc.	64,535	2,183,219
CenturyLink, Inc.	22,875	757,620
Crown Castle International Corp. (I)	2,500	173,550
NII Holdings, Inc. (I) (L)	32,700	195,546
Telefonica SA (I)	32,862	445,657
Verizon Communications, Inc.	27,400	1,298,212
Vodafone Group PLC	184,731	595,384

		5,786,431
Utilities - 0.8%
AES Corp.	42,400	538,904
Duke Energy Corp.	25,643	1,682,181
Entergy Corp.	21,100	1,334,153
Exelon Corp.	38,400	1,170,816
FirstEnergy Corp.	20,500	768,135
NiSource, Inc.	53,500	1,565,410
Xcel Energy, Inc.	31,600	882,272

		7,941,871

TOTAL COMMON STOCKS (Cost $106,987,460)		$138,238,122

PREFERRED SECURITIES - 0.3%
Consumer Discretionary - 0.2%
General Motors Company,
Series B, 4.750% (L)	33,850	1,647,141
Spanish Broadcasting System, Series B,
PIK, 10.750%	308	231,000

		1,878,141
Financials - 0.1%
Ally Financial, Inc., 7.000% (S)	750	701,766

The accompanying notes are an integral part of the financial statements.	219

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Financials (continued)
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	1,575	$41,753
Weyerhaeuser Company, 6.375%	1,450	77,111

		820,630

TOTAL PREFERRED SECURITIES (Cost $2,561,639)		$2,698,771

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral
Investment Trust, 0.1754% (W) (Y)	426,344	4,266,719

TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,266,647)		$4,266,719

SHORT-TERM INVESTMENTS - 1.8%
U.S. Government - 0.0%
U.S. Treasury Bill 0.080%, 02/06/2014 *	$50,000	$49,991
Money Market Funds - 1.7%
T. Rowe Price Investment Reserve
Fund, 0.0333% (Y)	17,786,777	17,786,777
Repurchase Agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 08/30/2013 at
0.000% to be repurchased at $738,362
on 09/03/2013, collateralized by
$375,000 U.S. Treaury Notes, 0.625%
due 07/15/2016 (valued at $374,063,
including interest) and $430,000 Federal
National Mortgage Association, 2.080%
due 11/02/2022 (valued at $393,316,
including interest)	$365,000	$365,000

TOTAL SHORT-TERM INVESTMENTS (Cost $18,201,760)		$18,201,768

Total Investments (Spectrum Income Fund)
(Cost $1,004,834,186) - 99.1%		$1,023,436,209
Other assets and liabilities, net - 0.9%		9,559,847

TOTAL NET ASSETS - 100.0%		$1,032,996,056

Strategic Equity Allocation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.8%
Consumer Discretionary - 11.6%
Auto Components - 0.6%
Aisin Seiki Company, Ltd.	13,500	$515,374
American Axle &
Manufacturing Holdings, Inc. (I)	11,597	223,010
BorgWarner, Inc.	20,408	1,971,005
Bridgestone Corp.	45,700	1,490,042
Cheng Shin Rubber Industry Company, Ltd.	135,516	347,133
Cie Generale des Etablissements Michelin	12,043	1,149,730
Continental AG	9,373	1,414,988
Cooper Tire & Rubber Company	10,740	342,928
Dana Holding Corp.	25,070	525,467
Delphi Automotive PLC	51,284	2,821,646
Denso Corp.	34,200	1,553,551
Dorman Products, Inc.	4,288	215,429
Drew Industries, Inc.	3,845	161,336

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Exide Technologies (I)	14,243	$2,988
Federal-Mogul Corp. (I)	3,251	49,610
Fuel Systems Solutions, Inc. (I)	2,594	49,286
Gentex Corp.	37,057	834,894
Gentherm, Inc. (I)	5,976	99,978
GKN PLC	109,508	555,873
Halla Climate Control Corp.	3,020	103,270
Hankook Tire Company, Ltd.	6,154	318,042
Hankook Tire Worldwide Company, Ltd.	304	6,574
Hyundai Mobis	5,862	1,465,847
Hyundai Wia Corp.	1,273	195,969
Johnson Controls, Inc.	119,864	4,858,088
Koito Manufacturing Company, Ltd.	7,000	123,043
Magna International, Inc. (L)	5,172	397,536
Modine Manufacturing Company (I)	8,168	106,429
Nan Kang Rubber Tire Company, Ltd.	29,994	35,016
NGK Spark Plug Company, Ltd.	13,000	249,778
NHK Spring Company, Ltd.	11,200	117,994
NOK Corp.	6,700	97,470
Nokian Renkaat OYJ	8,818	411,980
Pirelli & C. SpA	21,852	257,905
Remy International, Inc.	2,452	47,912
Spartan Motors, Inc.	6,745	38,514
Standard Motor Products, Inc.	3,369	103,294
Stanley Electric Company, Ltd.	10,100	192,992
Stoneridge, Inc. (I)	5,205	64,750
Sumitomo Rubber Industries, Ltd.	12,000	167,723
Superior Industries International, Inc.	4,004	69,830
Tenneco, Inc. (I)	10,417	480,536
The Goodyear Tire & Rubber Company (I)	43,880	882,866
The Yokohama Rubber Company, Ltd.	14,000	122,692
Toyoda Gosei Company, Ltd.	4,600	110,586
Toyota Boshoku Corp.	4,600	60,002
Toyota Industries Corp.	11,500	463,036

		25,873,942
Automobiles - 1.3%
Astra International Tbk PT	1,415,108	782,668
Bayerische Motoren Werke AG	28,209	2,658,356
Brilliance China Automotive Holdings, Ltd. (I)	292,000	429,088
Byd Company, Ltd., H Shares (I)	51,494	183,646
China Motor Corp.	23,000	19,776
Daihatsu Motor Company, Ltd.	14,000	261,018
Daimler AG	81,867	5,616,539
Dongfeng Motor Group Company, Ltd.,
H Shares	260,780	360,241
Fiat SpA (I)	83,191	626,708
Ford Motor Company	687,025	11,122,935
Ford Otomotiv Sanayi AS	3,400	42,409
Fuji Heavy Industries, Ltd.	41,000	983,408
Geely Automobile Holdings Company, Ltd.	430,000	223,921
General Motors Company (I)	135,096	4,604,072
Great Wall Motor Company, Ltd., H Shares	103,750	524,854
Guangzhou Automobile Group Company, Ltd.,
H Shares	205,219	208,794
Harley-Davidson, Inc.	39,662	2,378,927
Honda Motor Company, Ltd.	114,600	4,103,144
Hyundai Motor Company	13,316	2,970,674
Isuzu Motors, Ltd.	83,000	501,354
Kia Motors Corp.	22,583	1,359,303
Mahindra & Mahindra, Ltd., ADR	1,434	16,362
Mahindra & Mahindra, Ltd., GDR	67,271	767,562
Mazda Motor Corp. (I)	190,000	755,172
Mitsubishi Motors Corp. (I)(L)	29,600	308,445

The accompanying notes are an integral part of the financial statements.	220

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Nissan Motor Company, Ltd.	174,800	$1,723,591
Renault SA	12,976	924,149
Suzuki Motor Corp.	25,600	545,972
Tata Motors, Ltd., ADR (L)	23,136	516,396
Thor Industries, Inc. (L)	11,363	582,126
Tofas Turk Otomobil Fabrikasi AS	6,049	31,173
Toyota Motor Corp.	193,900	11,713,361
UMW Holdings BHD	60,600	231,998
Volkswagen AG	2,514	558,855
Winnebago Industries, Inc. (I)	4,856	108,143
Yamaha Motor Company, Ltd.	19,700	253,220
Yulon Motor Company, Ltd.	53,000	86,964

		59,085,324
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,974	124,559
Dah Chong Hong Holdings, Ltd.	88,000	66,885
Genuine Parts Company (L)	27,087	2,085,970
Imperial Holdings, Ltd.	9,220	186,736
Jardine Cycle and Carriage, Ltd.	6,254	161,275
Li & Fung, Ltd.	429,200	631,731
LKQ Corp. (I)	77,064	2,253,351
Pool Corp.	7,963	414,793
VOXX International Corp. (I)	3,564	43,338
Weyco Group, Inc.	1,307	32,610

		6,001,248
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)(L)	3,055	122,261
Anhanguera Educacional Participacoes SA	25,400	147,442
Apollo Group, Inc., Class A (I)(L)	25,146	466,961
Ascent Capital Group, Inc., Class A (I)	2,456	181,351
Benesse Holdings, Inc.	5,000	180,800
Bridgepoint Education, Inc. (I)(L)	3,413	56,383
Bright Horizons Family Solutions, Inc. (I)	2,046	74,495
Capella Education Company (I)	1,922	104,461
Career Education Corp. (I)	10,351	27,120
Carriage Services, Inc.	2,811	49,530
Corinthian Colleges, Inc. (I)(L)	14,909	32,949
DeVry, Inc. (L)	14,607	438,356
Education Management Corp. (I)(L)	4,608	37,417
Grand Canyon Education, Inc. (I)	7,841	270,593
H&R Block, Inc.	47,537	1,326,758
Hillenbrand, Inc.	9,522	235,765
ITT Educational Services, Inc. (I)(L)	4,087	117,746
K12, Inc. (I)(L)	4,738	172,037
Kroton Educacional SA	12,200	163,625
LifeLock, Inc. (I)	10,279	129,618
Lincoln Educational Services Corp.	4,891	24,944
Mac-Gray Corp.	1,866	26,777
Matthews International Corp., Class A	11,852	437,339
Outerwall, Inc. (I)(L)	4,801	298,478
Regis Corp. (L)	22,468	354,545
Service Corp. International	54,628	987,674
Sotheby’s (L)	29,204	1,346,596
Steiner Leisure, Ltd. (I)	2,515	140,136
Stewart Enterprises, Inc., Class A	12,523	163,801
Strayer Education, Inc. (L)	1,924	76,883
Universal Technical Institute, Inc.	4,070	43,264

		8,236,105
Hotels, Restaurants & Leisure - 1.6%
Accor SA	10,451	394,573
AFC Enterprises, Inc. (I)	4,111	168,345

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Bally Technologies, Inc. (I)(L)	9,969	$719,064
Berjaya Sports Toto BHD	68,912	83,654
Biglari Holdings, Inc. (I)	199	83,073
BJ’s Restaurants, Inc. (I)(L)	4,284	133,832
Bloomin’ Brands, Inc. (I)	9,420	211,950
Bob Evans Farms, Inc. (L)	11,858	581,398
Boyd Gaming Corp. (I)(L)	9,703	117,600
Bravo Brio Restaurant Group, Inc. (I)	3,632	54,407
Brinker International, Inc. (L)	18,207	728,098
Buffalo Wild Wings, Inc. (I)	3,175	329,914
Caesars Entertainment Corp. (I)(L)	6,405	137,515
Carnival Corp.	77,852	2,809,679
Carnival PLC	13,153	491,643
Carrols Restaurant Group, Inc. (I)	4,659	28,047
CEC Entertainment, Inc.	3,104	125,619
Chipotle Mexican Grill, Inc. (I)	5,409	2,207,792
Churchill Downs, Inc.	2,370	191,970
Chuy’s Holdings, Inc. (I)	2,828	101,667
Compass Group PLC	131,339	1,742,269
Cracker Barrel Old Country Store, Inc.	3,314	326,164
Crown, Ltd.	17,152	222,654
Darden Restaurants, Inc.	22,663	1,047,257
Del Frisco’s Restaurant Group, Inc. (I)	1,995	38,364
Denny’s Corp. (I)	16,023	90,049
DineEquity, Inc.	2,815	186,550
Domino’s Pizza, Inc.	14,517	891,924
Echo Entertainment Group, Ltd.	31,089	74,489
Fiesta Restaurant Group, Inc. (I)	3,452	112,777
Flight Centre, Ltd. (L)	2,626	109,133
Formosa International Hotels Corp.	3,410	37,505
Galaxy Entertainment Group, Ltd. (I)	157,000	951,991
Genting BHD	244,200	694,232
Genting Malaysia BHD	351,760	449,738
Genting Singapore PLC	338,400	348,152
Ignite Restaurant Group, Inc. (I)	1,494	22,350
InterContinental Hotels Group PLC	19,239	539,830
International Game Technology	45,702	863,311
International Speedway Corp., Class A	11,179	346,437
Interval Leisure Group, Inc.	6,965	150,444
Isle of Capri Casinos, Inc. (I)	4,180	31,183
Jack in the Box, Inc. (I)	7,500	296,175
Jamba, Inc. (I)(L)	3,333	42,829
Jollibee Foods Corp.	38,455	138,115
Kangwon Land, Inc.	8,620	213,621
Krispy Kreme Doughnuts, Inc. (I)	11,184	220,548
Life Time Fitness, Inc. (I)(L)	17,556	877,624
Luby’s, Inc. (I)(L)	3,844	26,946
Marcus Corp.	3,396	41,771
Marriott International, Inc., Class A	42,875	1,714,571
Marriott Vacations Worldwide Corp. (I)	4,831	210,632
McDonald’s Corp.	175,708	16,579,807
McDonald’s Holdings Company, Ltd.	4,700	123,326
MGM China Holdings, Ltd.	74,400	222,874
Minor International PCL, Foreign Shares	83,300	55,378
Monarch Casino & Resort, Inc. (I)	1,723	32,392
Morgans Hotel Group Company (I)	5,562	38,211
Multimedia Games Holding Company, Inc. (I)	5,016	196,828
Nathan’s Famous, Inc. (I)	563	28,871
Orient-Express Hotels, Ltd., Class A (I)	16,258	196,722
Oriental Land Company, Ltd.	3,500	562,931
Panera Bread Company, Class A (I)	7,230	1,185,865
Papa John’s International, Inc.	2,718	185,177
Pinnacle Entertainment, Inc. (I)	9,986	236,468

The accompanying notes are an integral part of the financial statements.	221

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Red Robin Gourmet Burgers, Inc. (I)	2,414	$156,572
Ruby Tuesday, Inc. (I)	10,466	75,983
Ruth’s Hospitality Group, Inc.	6,597	77,977
Sands China, Ltd.	180,052	1,029,835
Scientific Games Corp., Class A (I)	22,214	317,438
Shangri-La Asia, Ltd.	114,500	176,527
SHFL Entertainment, Inc. (I)	9,880	224,968
SJM Holdings, Ltd.	145,384	373,183
Sodexo	6,357	560,856
Sonic Corp. (I)	9,690	154,652
Speedway Motorsports, Inc.	2,076	36,704
Starbucks Corp.	131,290	9,258,571
Starwood Hotels & Resorts Worldwide, Inc.	34,044	2,176,773
Tabcorp Holdings, Ltd.	25,867	73,968
Tatts Group, Ltd.	55,004	156,775
Texas Roadhouse, Inc.	10,652	264,702
The Cheesecake Factory, Inc. (L)	21,859	913,050
The Wendy’s Company (L)	73,093	552,583
Tim Hortons, Inc.	3,395	185,657
Town Sports International Holdings, Inc.	4,585	53,232
TUI Travel PLC	32,881	175,491
Vail Resorts, Inc.	6,107	415,276
Whitbread PLC	12,895	615,488
William Hill PLC	62,830	404,271
WMS Industries, Inc. (I)	23,504	604,053
Wyndham Worldwide Corp.	24,091	1,430,042
Wynn Macau, Ltd.	115,150	348,729
Wynn Resorts, Ltd.	13,944	1,966,662
Yum! Brands, Inc.	78,977	5,529,970

		70,714,313
Household Durables - 0.6%
Arcelik AS	11,471	57,714
Bassett Furniture Industries, Inc.	2,133	29,478
Beazer Homes USA, Inc. (I)(L)	4,495	76,145
Blyth, Inc.	1,870	17,260
Casio Computer Company, Ltd.	15,700	133,945
Cavco Industries, Inc. (I)	1,303	68,460
Coway Company, Ltd.	4,892	258,625
CSS Industries, Inc.	1,594	34,781
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	18,800	123,865
D.R. Horton, Inc. (L)	48,969	874,097
Electrolux AB	11,650	307,852
Ethan Allen Interiors, Inc.	4,320	112,622
Garmin, Ltd. (L)	19,451	793,017
Haier Electronics Group Company, Ltd.	83,000	145,097
Harman International Industries, Inc.	11,650	745,833
Helen of Troy, Ltd. (I)	5,341	214,601
Hooker Furniture Corp.	2,148	30,910
Hovnanian Enterprises, Inc., Class A (I)(L)	19,418	100,003
Husqvarna AB, B Shares	17,807	112,057
iRobot Corp. (I)	4,883	159,528
Jarden Corp. (I)	26,082	1,120,222
KB Home (L)	35,373	567,029
La-Z-Boy, Inc.	9,084	193,126
Leggett & Platt, Inc. (L)	25,015	723,434
Lennar Corp., Class A (L)	28,905	919,468
LG Electronics, Inc.	9,272	601,547
Libbey, Inc. (I)	3,735	88,594
Lifetime Brands, Inc.	2,150	29,735
M/I Homes, Inc. (I)	4,237	79,359
MDC Holdings, Inc.	16,716	465,206
Meritage Homes Corp. (I)	6,178	246,626

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Mohawk Industries, Inc. (I)	15,714	$1,846,238
MRV Engenharia e Participacoes SA	21,800	76,110
NACCO Industries, Inc., Class A	866	48,132
Newell Rubbermaid, Inc.	50,352	1,273,906
NVR, Inc. (I)	1,209	1,034,674
Panasonic Corp. (I)	155,200	1,401,855
Persimmon PLC (I)	22,644	385,655
PIK Group, GDR (I)	10,284	20,424
PIK Group, GDR (London Exchange) (I)	19,302	38,334
PulteGroup, Inc.	59,609	917,383
Rinnai Corp.	2,500	174,142
Sekisui Chemical Company, Ltd.	30,000	274,066
Sekisui House, Ltd.	38,000	457,551
Sharp Corp. (I)(L)	72,000	278,066
Sony Corp.	71,100	1,420,066
Standard Pacific Corp. (I)	25,454	181,742
Steinhoff International Holdings, Ltd. (I)	56,191	160,384
Tempur Sealy International, Inc. (I)	15,575	599,793
The Ryland Group, Inc. (L)	7,826	272,501
Toll Brothers, Inc. (I)	38,888	1,190,362
TRI Pointe Homes, Inc. (I)(L)	2,804	39,340
Tupperware Brands Corp.	13,650	1,102,511
Universal Electronics, Inc. (I)	2,731	82,367
Whirlpool Corp. (L)	13,761	1,770,353
William Lyon Homes, Class A (I)	1,728	35,614
Zagg, Inc. (I)(L)	5,586	24,858

		24,536,663
Internet & Catalog Retail - 0.8%
1-800-Flowers.com, Inc., Class A (I)	4,890	26,602
Amazon.com, Inc. (I)	63,711	17,901,517
Blue Nile, Inc. (I)	2,201	79,632
Expedia, Inc. (L)	16,367	765,321
HSN, Inc.	14,990	807,361
Netflix, Inc. (I)	9,810	2,785,157
Nutrisystem, Inc.	5,278	66,819
Orbitz Worldwide, Inc. (I)	4,193	39,875
Overstock.com, Inc. (I)	2,000	56,260
PetMed Express, Inc.	3,812	58,209
priceline.com, Inc. (I)	9,065	8,507,774
Rakuten, Inc.	51,100	625,218
Shutterfly, Inc. (I)(L)	6,468	336,077
TripAdvisor, Inc. (I)(L)	19,287	1,426,659
ValueVision Media, Inc. (I)	7,404	36,206
Vitacost.com, Inc. (I)(L)	4,652	38,332

		33,557,019
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	2,321	124,591
Black Diamond, Inc. (I)(L)	4,211	43,794
Brunswick Corp.	15,496	563,435
Callaway Golf Company	12,514	86,597
Giant Manufacturing Company, Ltd.	26,000	174,035
Hasbro, Inc. (L)	19,860	905,219
JAKKS Pacific, Inc. (L)	3,820	19,826
LeapFrog Enterprises, Inc. (I)(L)	11,249	108,215
Mattel, Inc.	60,516	2,450,898
Merida Industry Company, Ltd.	21,000	136,965
Namco Bandai Holdings, Inc.	12,500	199,059
Nautilus, Inc. (I)	5,744	36,245
Nikon Corp.	24,000	402,789
Polaris Industries, Inc.	16,499	1,801,856
Sankyo Company, Ltd.	3,800	176,330
Sega Sammy Holdings, Inc.	13,100	310,646

The accompanying notes are an integral part of the financial statements.	222

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Shimano, Inc.	5,500	$454,646
Smith & Wesson Holding Corp. (I)(L)	11,187	122,386
Steinway Musical Instruments, Inc. (I)	1,340	53,948
Sturm Ruger & Company, Inc. (L)	3,317	173,711
Yamaha Corp.	11,100	139,273

		8,484,464
Media - 2.6%
AH Belo Corp., Class A	4,051	29,329
AMC Networks, Inc., Class A (I)	14,904	923,750
Arbitron, Inc.	4,539	213,605
Astro Malaysia Holdings Bhd	206,100	185,524
Axel Springer AG	3,372	168,543
BEC World PCL	50,300	85,162
Belo Corp., Class A	17,861	252,555
British Sky Broadcasting Group PLC	75,727	985,019
Cablevision Systems Corp., Class A (L)	37,061	657,092
Carmike Cinemas, Inc. (I)	3,248	56,937
CBS Corp., Class B	99,887	5,104,226
Central European Media
Enterprises, Ltd., Class A (I)	13,747	59,799
Cheil Worldwide, Inc. (I)	8,490	181,093
Cinemark Holdings, Inc.	26,256	773,764
Comcast Corp., Class A	462,454	19,464,689
Cumulus Media, Inc., Class A (I)(L)	13,582	65,194
Dentsu, Inc.	15,100	501,323
Dex Media, Inc. (I)	3,084	28,589
Digital Generation, Inc. (I)	4,515	55,399
DIRECTV (I)	98,345	5,721,712
Discovery Communications, Inc., Class A (I)	42,980	3,331,380
DreamWorks Animation
SKG, Inc., Class A (I)(L)	18,356	519,475
Entercom Communications Corp., Class A (I)	4,363	34,599
Entravision Communications Corp., Class A	9,730	50,888
Eutelsat Communications	9,535	285,010
Gannett Company, Inc.	40,581	977,596
Global Mediacom Tbk PT	522,600	82,931
Gray Television, Inc. (I)	8,904	58,766
Grupo Televisa SA	103,400	518,664
Hakuhodo DY Holdings, Inc.	1,640	111,251
Harte-Hanks, Inc.	7,630	63,329
ITV PLC	271,570	692,723
JCDecaux SA	4,319	144,661
John Wiley & Sons, Inc., Class A (L)	11,935	522,753
Journal Communications, Inc., Class A (I)	7,832	56,312
Kabel Deutschland Holding AG	7,542	856,310
Lagardere SCA	7,511	228,387
Lamar Advertising Company, Class A (I)	14,356	603,957
LIN Media LLC (I)	5,057	84,958
Live Nation Entertainment, Inc. (I)	23,973	404,185
Loral Space & Communications, Inc.	2,221	146,830
MDC Partners, Inc., Class A	4,601	102,970
Media General, Inc., Class A (I)(L)	3,714	38,960
Media Nusantara Citra Tbk PT	318,500	85,554
Meredith Corp. (L)	15,364	660,806
Multiplus SA	3,100	33,859
Naspers, Ltd.	18,068	1,490,904
National CineMedia, Inc.	9,997	179,746
News Corp., Class A (I)	87,595	1,375,242
Nexstar Broadcasting Group, Inc., Class A	5,074	170,334
Omnicom Group, Inc.	45,790	2,777,164
Pearson PLC	57,557	1,133,683
ProSiebenSat.1 Media AG	8,855	375,478
Publicis Groupe SA	12,351	919,351

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
ReachLocal, Inc. (I)(L)	2,038	$22,377
Reed Elsevier NV	24,416	440,549
Reed Elsevier PLC	85,256	1,045,740
Rentrak Corp. (I)	2,170	53,925
Saga Communications, Inc., Class A	923	45,375
Scholastic Corp. (L)	11,276	332,755
Scripps Networks Interactive, Inc., Class A	14,927	1,097,582
SES SA	20,756	608,865
Shaw Communications, Inc., Class B (L)	8,485	204,452
Sinclair Broadcast Group, Inc., Class A	11,739	280,797
Singapore Press Holdings, Ltd.	91,000	280,314
Telenet Group Holding NV	2,394	115,440
The EW Scripps Company, Class A (I)	5,495	83,579
The Interpublic Group of Companies, Inc.	72,277	1,136,194
The McClatchy Company, Class A (I)(L)	11,782	36,524
The New York Times Company, Class A (I)	53,620	597,863
The Walt Disney Company	316,342	19,243,084
The Washington Post Company, Class B	773	435,972
Thomson Reuters Corp. (L)	8,304	272,149
Time Warner Cable, Inc.	50,586	5,430,407
Time Warner, Inc.	163,802	9,914,935
Toho Company, Ltd.	8,000	158,061
Twenty-First Century Fox, Inc., Class A	350,381	10,977,437
Valassis Communications, Inc. (L)	16,667	459,176
Viacom, Inc., Class B	77,898	6,197,565
Wolters Kluwer NV	10,816	255,032
World Wrestling
Entertainment, Inc., Class A (L)	4,862	47,502
WPP PLC	91,116	1,687,370

		116,093,341
Multiline Retail - 0.6%
Big Lots, Inc. (I)	15,025	532,186
Canadian Tire Corp., Ltd. (L)	1,746	147,680
Dollar General Corp. (I)	53,239	2,873,309
Dollar Tree, Inc. (I)	39,808	2,097,882
Dollarama, Inc.	1,557	109,905
Don Quijote Company, Ltd.	3,800	196,405
El Puerto de Liverpool SAB de CV	8,600	91,272
Family Dollar Stores, Inc.	16,861	1,200,335
Far Eastern Department Stores Company, Ltd.	91,480	93,603
Fred’s, Inc., Class A	6,289	98,297
Golden Eagle Retail Group, Ltd.	67,000	92,642
Groupe Fnac (I)	4,898	12,947
Harvey Norman Holding, Ltd. (L)	23,859	63,514
Hyundai Department Store Company, Ltd.	1,368	182,221
Intime Retail Group Company, Ltd.	104,000	120,584
Isetan Mitsukoshi Holdings, Ltd.	24,940	322,122
J Front Retailing Company, Ltd.	34,000	270,188
J.C. Penney Company, Inc. (I)(L)	24,476	305,460
Kering	5,247	1,184,815
Kohl’s Corp.	34,614	1,776,044
Lojas Americanas SA	8,300	47,276
Lojas Renner SA	8,000	192,427
Lotte Shopping Company, Ltd.	989	302,861
Macy’s, Inc.	66,629	2,960,326
Marks & Spencer Group PLC	116,776	853,625
Marui Group Company, Ltd.	15,700	146,024
Next PLC	11,893	901,993
Nordstrom, Inc.	26,118	1,455,556
Parkson Holdings BHD	70,799	72,208
Parkson Retail Group, Ltd.	126,500	49,845
Saks, Inc. (I)(L)	43,794	697,638
Shinsegae Company, Ltd.	619	110,942

The accompanying notes are an integral part of the financial statements.	223

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Takashimaya Company, Ltd.	19,000	$166,226
Target Corp.	112,179	7,102,052
The Bon-Ton Stores, Inc.	2,483	27,338
Tuesday Morning Corp. (I)	7,560	93,064
Woolworths Holdings, Ltd.	37,125	246,301

		27,197,113
Specialty Retail - 2.1%
Aaron’s, Inc.	18,194	492,512
ABC-MART, Inc.	1,900	79,360
Abercrombie & Fitch Company, Class A	14,152	499,707
Advance Auto Parts, Inc.	18,874	1,511,241
Aeropostale, Inc. (I)(L)	33,770	274,550
America’s Car-Mart, Inc. (I)	1,408	57,728
American Eagle Outfitters, Inc.	45,249	654,753
ANN, Inc. (I)(L)	20,225	701,808
Asbury Automotive Group, Inc. (I)	5,321	261,421
Ascena Retail Group, Inc. (I)	32,865	536,357
AutoNation, Inc. (I)	6,692	312,784
AutoZone, Inc. (I)	6,343	2,663,679
Barnes & Noble, Inc. (I)(L)	16,752	229,000
bebe stores, Inc.	6,003	34,697
Bed Bath & Beyond, Inc. (I)(L)	37,967	2,799,687
Belle International Holdings, Ltd.	470,888	646,939
Best Buy Company, Inc.	47,030	1,693,080
Big 5 Sporting Goods Corp.	2,985	49,939
Body Central Corp. (I)	3,159	19,080
Brown Shoe Company, Inc.	7,387	165,617
Cabela’s, Inc. (I)	11,996	786,098
CarMax, Inc. (I)	39,970	1,900,973
Chico’s FAS, Inc.	41,868	653,141
Christopher & Banks Corp. (I)	6,747	37,378
Cia Hering	9,000	120,367
Citi Trends, Inc. (I)	2,854	46,320
Conn’s, Inc. (I)	3,823	254,650
CST Brands, Inc. (I)	15,567	459,227
Destination Maternity Corp.	2,446	67,925
Destination XL Group, Inc. (I)	7,573	45,817
Dick’s Sporting Goods, Inc.	25,855	1,199,931
Express, Inc. (I)	14,610	306,664
Fast Retailing Company, Ltd.	3,700	1,190,712
Five Below, Inc. (I)(L)	5,570	204,698
Foot Locker, Inc.	38,745	1,247,589
Francesca’s Holdings Corp. (I)(L)	7,536	181,768
GameStop Corp., Class A	20,812	1,044,971
Genesco, Inc. (I)	4,097	252,703
GOME Electrical
Appliances Holdings, Ltd. (I)	1,012,695	103,999
Group 1 Automotive, Inc.	3,692	283,287
Guess?, Inc. (L)	15,766	480,863
h.h.gregg, Inc. (I)	2,293	41,526
Haverty Furniture Companies, Inc.	3,463	83,839
Hennes & Mauritz AB, B Shares	45,692	1,677,231
Hibbett Sports, Inc. (I)(L)	4,458	230,924
Home Product Center PCL	164,800	57,340
Hotai Motor Company, Ltd.	23,000	226,092
Inditex SA	11,536	1,525,093
Jos A. Bank Clothiers, Inc. (I)	4,753	189,074
Kingfisher PLC	171,957	1,025,955
Kirkland’s, Inc. (I)	2,625	51,214
L Brands, Inc. (L)	41,907	2,403,786
Lithia Motors, Inc., Class A	3,802	249,487
Lowe’s Companies, Inc.	188,599	8,641,606
Lumber Liquidators Holdings, Inc. (I)(L)	4,663	463,595

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
MarineMax, Inc. (I)	4,288	$52,485
Mattress Firm Holding Corp. (I)(L)	2,339	96,133
Monro Muffler Brake, Inc. (L)	5,327	235,826
Mr. Price Group, Ltd.	11,729	142,947
Murphy USA, Inc. (I)	11,742	433,867
New York & Company, Inc. (I)	5,272	25,833
Nitori Holdings Company, Ltd.	2,400	214,170
O’Reilly Automotive, Inc. (I)	19,453	2,387,078
Office Depot, Inc. (I)	115,710	484,825
OfficeMax, Inc. (L)	14,733	160,148
Pacific Sunwear of California, Inc. (I)(L)	9,279	30,250
Penske Automotive Group, Inc.	7,214	281,562
PetSmart, Inc.	18,849	1,327,535
Pier 1 Imports, Inc.	16,123	353,416
RadioShack Corp. (I)(L)	17,821	58,275
Rent-A-Center, Inc. (L)	24,602	922,821
Restoration Hardware Holdings, Inc. (I)	3,013	209,494
Ross Stores, Inc.	38,934	2,618,701
rue21, Inc. (I)	2,491	101,757
Sanrio Company, Ltd.	3,100	159,064
Sears Hometown and Outlet Stores, Inc. (I)	1,518	48,697
Select Comfort Corp. (I)	9,521	235,169
Shimamura Company, Ltd.	1,600	162,944
Shoe Carnival, Inc.	2,700	68,553
Signet Jewelers, Ltd.	20,872	1,385,901
Sonic Automotive, Inc., Class A	6,731	146,668
Stage Stores, Inc.	5,558	103,546
Staples, Inc. (L)	118,065	1,642,284
Stein Mart, Inc.	4,995	60,689
The Buckle, Inc.	4,708	243,780
The Cato Corp., Class A (L)	4,656	117,145
The Children’s Place Retail Stores, Inc. (I)(L)	3,928	208,891
The Finish Line, Inc., Class A (L)	8,395	175,959
The Foschini Group, Ltd. (L)	9,807	91,791
The Gap, Inc.	52,039	2,104,457
The Home Depot, Inc.	256,511	19,107,504
The Men’s Wearhouse, Inc.	8,540	321,531
The Pep Boys - Manny, Moe & Jack (I)(L)	9,118	102,395
The Wet Seal, Inc., Class A (I)	15,745	57,469
Tiffany & Co.	20,880	1,610,057
Tile Shop Holdings, Inc. (I)	3,263	86,698
Tilly’s, Inc., Class A (I)	2,006	27,703
TJX Companies, Inc.	125,175	6,599,226
Tractor Supply Company	18,011	2,204,006
Truworths International, Ltd.	20,928	166,955
Urban Outfitters, Inc. (I)	19,379	812,561
USS Company, Ltd.	1,540	192,129
Vitamin Shoppe, Inc. (I)(L)	5,152	217,002
West Marine, Inc. (I)	3,235	36,750
Williams-Sonoma, Inc.	22,187	1,251,569
Winmark Corp.	463	33,544
Yamada Denki Company, Ltd.	6,450	203,367
Zale Corp. (I)	5,560	69,556
Zhongsheng Group Holdings, Ltd.	61,000	80,141
Zumiez, Inc. (I)	3,699	98,763

		91,791,369
Textiles, Apparel & Luxury Goods - 0.9%
Adidas AG	17,826	1,884,279
Anta Sports Products, Ltd.	88,000	113,707
Asics Corp.	11,200	195,464
Bosideng International Holdings, Ltd.	288,000	58,785
Burberry Group PLC	32,145	764,164
Carter’s, Inc.	13,150	968,366

The accompanying notes are an integral part of the financial statements.	224

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Christian Dior SA	3,791	$648,941
Cie Financiere Richemont SA	34,848	3,302,356
Coach, Inc.	49,211	2,598,833
Columbia Sportswear Company	2,102	118,952
Crocs, Inc. (I)	15,160	204,054
Culp, Inc.	1,643	31,480
Daphne International Holdings, Ltd.	102,000	64,649
Deckers Outdoor Corp. (I)(L)	8,892	522,227
Fifth & Pacific Companies, Inc. (I)	20,502	488,768
Formosa Taffeta Company, Ltd.	71,000	64,847
Fossil Group, Inc. (I)	9,278	1,077,547
G-III Apparel Group, Ltd. (I)	2,892	132,483
Gildan Activewear, Inc. (L)	2,542	111,691
Hanesbrands, Inc.	25,432	1,512,695
Hugo Boss AG	2,699	328,866
Iconix Brand Group, Inc. (I)(L)	9,675	317,534
Luxottica Group SpA	16,624	866,054
LVMH Moet Hennessy Louis Vuitton SA	17,491	3,055,898
Maidenform Brands, Inc. (I)	4,074	95,495
Movado Group, Inc.	3,124	133,114
NIKE, Inc., Class B	127,133	7,986,495
Oxford Industries, Inc. (L)	2,302	142,816
Perry Ellis International, Inc.	2,225	40,762
Pou Chen Corp.	192,000	209,188
PVH Corp.	14,687	1,890,951
Quiksilver, Inc. (I)(L)	23,063	114,162
Ralph Lauren Corp.	10,667	1,764,428
RG Barry Corp.	2,076	33,071
Ruentex Industries, Ltd.	43,000	106,167
Shenzhou International Group Holdings, Ltd.	57,000	184,621
Skechers U.S.A., Inc., Class A (I)	6,654	204,477
Steven Madden, Ltd. (I)	6,862	370,548
The Jones Group, Inc.	13,837	203,819
The Swatch Group AG (Swiss Exchange)	2,817	281,682
The Swatch Group AG, Bearer Shares	2,076	1,193,590
Tumi Holdings, Inc. (I)(L)	8,212	168,839
Under Armour, Inc., Class A (I)(L)	20,066	1,457,594
Unifi, Inc. (I)	2,625	59,456
Vera Bradley, Inc. (I)	3,849	75,594
VF Corp. (L)	15,454	2,893,143
Wolverine World Wide, Inc. (L)	8,486	477,338
Yue Yuen Industrial Holdings, Ltd.	57,000	174,108

		39,694,098

		511,264,999
Consumer Staples - 8.8%
Beverages - 1.8%
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,048	115,823
Anheuser-Busch InBev NV	30,516	2,852,568
Arca Continental SAB de CV	14,800	95,019
Asahi Group Holdings, Ltd.	27,200	673,075
Beam, Inc.	28,091	1,759,901
Brown-Forman Corp., Class B (L)	26,551	1,778,651
Carlsberg A/S	6,560	635,712
Cia de Bebidas das Americas	9,100	319,155
Coca-Cola Amatil, Ltd.	25,875	281,701
Coca-Cola Bottling Company Consolidated	830	52,157
Coca-Cola Enterprises, Inc.	45,671	1,708,095
Coca-Cola Femsa SAB de CV, Series L	18,400	220,673
Coca-Cola HBC AG (I)	14,889	411,170
Coca-Cola Icecek AS	3,090	72,269
Coca-Cola West Company, Ltd.	4,300	85,177
Constellation Brands, Inc., Class A (I)	26,704	1,448,692

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Diageo PLC	182,961	$5,613,168
Dr. Pepper Snapple Group, Inc.	35,743	1,599,857
Fomento Economico Mexicano SAB de CV	82,400	776,883
Grupo Modelo SAB de CV	1,000	9,056
Heineken Holding NV	4,083	245,964
Heineken NV (L)	8,416	576,924
Hite Jinro Company, Ltd.	2,810	63,151
Kirin Holdings Company, Ltd.	61,000	832,975
Molson Coors Brewing Company, Class B	27,323	1,333,089
Monster Beverage Corp. (I)	25,091	1,439,972
National Beverage Corp.	1,927	30,851
PepsiCo, Inc.	272,133	21,697,164
Pernod-Ricard SA	14,896	1,728,995
Remy Cointreau SA	1,969	207,145
SABMiller PLC	70,247	3,346,412
Suntory Beverage & Food, Ltd. (I)	8,700	311,458
The Boston Beer
Company, Inc., Class A (I)(L)	1,436	304,202
The Coca-Cola Company	671,530	25,639,015
Treasury Wine Estates, Ltd.	30,754	129,806
Tsingtao Brewery Company, Ltd., H Shares	38,000	281,089
Yantai Changyu Pioneer Wine Co.	23,900	78,825

		78,755,839
Food & Staples Retailing - 1.9%
Aeon Company, Ltd. (L)	42,200	574,476
Alimentation Couche Tard, Inc.	3,120	179,919
BIM Birlesik Magazalar AS	10,300	189,109
Carrefour SA	41,338	1,294,015
Casey’s General Stores, Inc.	6,537	431,050
Casino Guichard Perrachon SA	3,877	366,932
China Resources Enterprises, Ltd.	120,855	342,995
Colruyt SA	2,826	156,422
Controladora Comercial Mexicana SAB de CV	17,100	64,658
Costco Wholesale Corp.	76,331	8,539,149
CP ALL PCL	234,100	238,173
CVS Caremark Corp.	215,718	12,522,430
Delhaize Group SA	3,867	246,725
Distribuidora Internacional
de Alimentacion SA	33,070	260,926
E-Mart Company, Ltd.	1,828	336,985
Empire Company, Ltd.	665	51,183
Fairway Group Holdings Corp. (I)(L)	2,832	65,646
FamilyMart Company, Ltd.	4,100	171,941
George Weston, Ltd.	1,159	91,593
Grupo Comercial Chedraui SA de CV	12,300	34,522
Harris Teeter Supermarkets, Inc.	21,157	1,039,867
Ingles Markets, Inc., Class A	2,494	62,325
J Sainsbury PLC	86,523	515,690
Jeronimo Martins SGPS SA	30,786	598,130
Kesko OYJ, B Shares	4,967	149,805
Koninklijke Ahold NV	35,548	566,658
Lawson, Inc.	4,600	345,353
Loblaw Companies, Ltd.	2,558	109,212
Magnit OJSC, GDR	15,261	845,205
Massmart Holdings, Ltd.	5,613	85,991
Metcash, Ltd.	36,509	105,388
Metro AG	11,046	405,445
Metro, Inc.	2,117	135,546
Nash Finch Company	2,332	56,971
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	1,623	62,567
Olam International, Ltd.	76,789	86,185
Pick’n Pay Stores, Ltd.	11,525	42,922

The accompanying notes are an integral part of the financial statements.	225

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
President Chain Store Corp.	52,000	$361,626
Pricesmart, Inc. (L)	3,225	277,253
Raia Drogasil SA	13,900	98,339
Rite Aid Corp. (I)	124,624	431,199
Roundy’s, Inc.	4,922	41,542
Safeway, Inc. (L)	42,163	1,092,022
Seven & I Holdings Company, Ltd.	53,000	1,813,040
Shoppers Drug Mart Corp.	4,526	253,264
Shoprite Holdings, Ltd.	19,958	312,842
Siam Makro PCL	6,300	115,862
Spartan Stores, Inc.	3,818	78,498
Sun Art Retail Group, Ltd.	241,500	328,632
SUPERVALU, Inc. (I)(L)	86,473	620,011
Susser Holdings Corp. (I)(L)	3,097	147,758
Sysco Corp. (L)	102,662	3,287,237
Tesco PLC	579,177	3,289,973
The Andersons, Inc.	3,177	208,602
The Chefs’ Warehouse, Inc. (I)(L)	2,865	66,153
The Kroger Company	90,797	3,323,170
The Pantry, Inc. (I)	4,455	50,832
The Spar Group, Ltd.	7,895	88,548
United Natural Foods, Inc. (I)	21,142	1,281,839
Village Super Market, Inc., Class A	1,156	40,448
Wal-Mart de Mexico SAB de CV	217,200	520,201
Wal-Mart Stores, Inc.	288,153	21,029,406
Walgreen Company	150,687	7,243,524
Weis Markets, Inc.	1,812	85,128
Wesfarmers, Ltd. (I)	43,099	1,552,373
Whole Foods Market, Inc.	60,384	3,185,256
WM Morrison Supermarkets PLC	154,573	695,150
Woolworths, Ltd.	53,207	1,687,239
Wumart Stores, Inc., H Shares	51,000	96,282

		85,075,358
Food Products - 2.1%
Ajinomoto Company, Inc.	42,000	537,091
Annie’s, Inc. (I)	2,353	108,073
Archer-Daniels-Midland Company	115,376	4,062,389
Aryzta AG (I)	6,235	397,648
Associated British Foods PLC	27,104	774,957
Astra Agro Lestari Tbk PT	30,220	54,453
B&G Foods, Inc.	9,089	307,844
Barry Callebaut AG (I)	149	140,155
Boulder Brands, Inc. (I)(L)	10,395	161,746
BRF - Brasil Foods SA	42,300	978,629
Cal-Maine Foods, Inc.	2,512	114,623
Calavo Growers, Inc.	2,273	56,279
Calbee, Inc.	1,300	126,469
Campbell Soup Company (L)	31,386	1,355,247
Charoen Pokphand Foods PCL	151,100	108,901
Charoen Pokphand Indonesia Tbk PT	558,103	171,841
China Agri-Industries Holdings, Ltd.	218,784	102,549
China Foods, Ltd.	6,800	2,555
China Mengniu Dairy Company, Ltd.	110,498	466,403
Chiquita Brands International, Inc. (I)	8,170	100,736
CJ CheilJedang Corp.	736	167,202
ConAgra Foods, Inc.	72,499	2,451,916
Danone SA	39,674	2,954,196
Darling International, Inc. (I)	20,348	411,640
DE Master Blenders 1753 NV (I)	17,714	289,369
Dean Foods Company (I)	24,089	461,536
Diamond Foods, Inc. (I)	4,032	83,462
Dole Food Company, Inc. (I)	8,842	121,312
Felda Global Ventures Holdings BHD	153,100	203,755

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Flowers Foods, Inc.	44,456	$924,240
Fresh Del Monte Produce, Inc.	6,204	179,047
General Mills, Inc.	113,279	5,586,920
Genting Plantations BHD	33,400	96,361
Golden Agri-Resources, Ltd.	428,240	187,384
Green Mountain Coffee Roasters, Inc. (I)(L)	31,957	2,758,209
Grupo Bimbo SAB de CV	72,200	210,153
Hillshire Brands Company	31,762	1,026,230
Hormel Foods Corp.	23,641	979,447
Indofood CBP Sukses Makmur Tbk PT	97,500	89,219
Indofood Sukses Makmur Tbk PT	340,517	201,654
Ingredion, Inc.	19,993	1,258,359
Inventure Foods, Inc. (I)	3,433	30,966
IOI Corp. BHD	358,800	588,603
J&J Snack Foods Corp.	2,549	196,069
JBS SA	47,500	146,524
John B. Sanfilippo & Son, Inc.	1,799	38,948
Kellogg Company	43,742	2,655,577
Kerry Group PLC	8,871	559,604
Kerry Group PLC (London Exchange)	2,564	160,743
Kikkoman Corp.	11,000	186,798
Kraft Foods Group, Inc.	103,810	5,374,244
Kuala Lumpur Kepong BHD	63,100	413,317
Lancaster Colony Corp.	8,106	597,980
Limoneira Company (L)	2,107	45,722
Lindt & Spruengli AG - PC	62	247,769
Lindt & Spruengli AG - REG	8	369,560
Lotte Confectionery Company, Ltd.	70	95,352
M Dias Branco SA	2,200	84,046
McCormick & Company, Inc., Non-
Voting Shares	23,238	1,572,051
Mead Johnson Nutrition Company	35,477	2,661,839
MEIJI Holdings Company, Ltd.	4,300	221,767
Mondelez International, Inc., Class A	311,540	9,554,932
Nestle SA	215,602	14,128,544
Nippon Meat Packers, Inc.	12,000	167,724
Nisshin Seifun Group, Inc.	13,500	151,488
Nissin Food Products Company, Ltd.	4,100	161,482
Omega Protein Corp. (I)	3,822	34,207
Orion Corp.	336	297,706
Pilgrim’s Pride Corp. (I)	10,447	160,153
Post Holdings, Inc. (I)	14,005	598,014
PPB Group BHD	58,000	235,451
Sanderson Farms, Inc. (L)	3,946	258,384
Saputo, Inc.	2,832	125,723
Seaboard Corp.	48	128,640
Seneca Foods Corp., Class A (I)	1,484	43,733
Smithfield Foods, Inc. (I)	32,275	1,082,181
Snyders-Lance, Inc.	8,260	222,194
Standard Foods Corp.	36,708	107,583
Suedzucker AG	6,959	224,536
Tate & Lyle PLC	35,338	440,845
The Hain Celestial Group, Inc. (I)(L)	6,555	536,068
The Hershey Company	26,301	2,418,377
The J.M. Smucker Company	18,877	2,003,605
Tiger Brands, Ltd.	7,957	218,681
Tingyi Cayman Islands Holding Corp.	202,000	499,916
Tootsie Roll Industries, Inc. (L)	8,695	260,763
Toyo Suisan Kaisha, Ltd.	6,000	179,847
TreeHouse Foods, Inc. (I)	6,141	399,349
Tyson Foods, Inc., Class A	49,294	1,427,061
Uni-President China Holdings, Ltd.	121,000	103,165
Uni-President Enterprises Corp.	399,312	724,858

The accompanying notes are an integral part of the financial statements.	226

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Unilever NV	57,467	$2,156,820
Unilever PLC	93,995	3,581,880
Universal Robina Corp.	87,896	235,118
Want Want China Holdings, Ltd.	613,000	903,842
WhiteWave Foods Company, Class A (I)(L)	44,591	852,580
Wilmar International, Ltd.	111,000	272,487
Yakult Honsha Company, Ltd.	6,200	261,359
Yamazaki Baking Company, Ltd.	8,000	85,450

		92,262,424
Household Products - 1.5%
Central Garden & Pet Company, Class A (I)	7,524	47,100
Church & Dwight Company, Inc.	35,664	2,116,658
Colgate-Palmolive Company	154,064	8,900,277
Energizer Holdings, Inc.	16,063	1,587,506
Harbinger Group, Inc. (I)	5,970	54,864
Henkel AG & Company, KGaA	11,067	899,546
Kimberly-Clark Corp.	67,915	6,348,694
Kimberly-Clark de Mexico SAB de CV	67,800	193,084
LG Household & Health Care, Ltd.	860	378,796
Orchids Paper Products Company	1,301	35,764
Reckitt Benckiser Group PLC	47,329	3,216,212
Spectrum Brands Holdings, Inc.	3,628	219,639
Svenska Cellulosa AB, B Shares	29,283	714,669
The Clorox Company	22,928	1,896,146
The Procter & Gamble Company	481,064	37,470,075
Unicharm Corp.	8,000	413,268
Unilever Indonesia Tbk PT	114,445	324,339
WD-40 Company	2,630	153,013

		64,969,650
Personal Products - 0.3%
Amorepacific Corp.	290	234,950
AMOREPACIFIC Group	294	96,901
Avon Products, Inc.	75,741	1,497,400
Beiersdorf AG	8,588	739,997
Elizabeth Arden, Inc. (I)	4,364	151,562
Hengan International Group Company, Ltd.	76,500	837,181
Hypermarcas SA	22,300	151,785
Inter Parfums, Inc.	2,822	74,981
Kao Corp.	37,000	1,076,312
L’Oreal SA	16,960	2,827,251
Lifevantage Corp. (I)(L)	21,429	51,644
Medifast, Inc. (I)(L)	2,474	61,504
Natura Cosmeticos SA	11,100	208,281
Nature’s Sunshine Products, Inc. (L)	2,255	39,372
Nutraceutical International Corp.	1,875	42,281
Prestige Brands Holdings, Inc. (I)	8,791	285,444
Revlon, Inc., Class A (I)	2,017	45,140
Shiseido Company, Ltd.	25,300	399,902
Star Scientific, Inc. (I)(L)	30,524	60,132
The Estee Lauder Companies, Inc., Class A	42,005	2,745,447
The Female Health Company	4,452	38,287
USANA Health Sciences, Inc. (I)(L)	1,044	79,292

		11,745,046
Tobacco - 1.2%
Alliance One International, Inc. (I)(L)	15,828	44,793
Altria Group, Inc.	352,073	11,928,233
British American Tobacco Malaysia BHD	16,098	304,784
British American Tobacco PLC	140,257	7,074,949
Gudang Garam Tbk PT	36,482	126,579
Imperial Tobacco Group PLC	71,277	2,354,965
Japan Tobacco, Inc.	77,300	2,605,529

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
KT&G Corp.	9,909	$645,950
Lorillard, Inc.	66,696	2,821,241
Philip Morris International, Inc.	287,082	23,954,122
Reynolds American, Inc.	56,304	2,681,760
Souza Cruz SA	24,700	258,807
Swedish Match AB	10,076	351,813
Universal Corp. (L)	9,869	483,778
Vector Group, Ltd. (L)	10,462	170,844

		55,808,147

		388,616,464
Energy - 9.0%
Energy Equipment & Services - 1.6%
AMEC PLC	21,632	348,305
Atwood Oceanics, Inc. (I)	14,775	822,672
Baker Hughes, Inc.	77,355	3,596,234
Basic Energy Services, Inc. (I)	5,200	60,528
Bolt Technology Corp.	1,799	31,806
Bristow Group, Inc.	6,105	401,099
Bumi Armada BHD	131,800	156,166
C&J Energy Services, Inc. (I)(L)	7,701	158,102
Cal Dive International, Inc. (I)(L)	19,246	38,877
Cameron International Corp. (I)	43,396	2,464,459
CARBO Ceramics, Inc. (L)	8,424	687,314
CCG (I)	10,268	243,730
China Oilfield Services, Ltd., H Shares	156,000	400,074
Dawson Geophysical Company (I)	1,429	51,301
Diamond Offshore Drilling, Inc. (L)	12,289	786,865
Dresser-Rand Group, Inc. (I)	19,657	1,197,898
Dril-Quip, Inc. (I)	9,427	961,648
Ensco PLC, Class A	40,688	2,260,625
Era Group, Inc. (I)	3,545	88,022
Exterran Holdings, Inc. (I)	9,755	267,580
FMC Technologies, Inc. (I)	41,617	2,231,920
Forum Energy Technologies, Inc. (I)(L)	6,665	174,423
Fugro NV	2,431	149,283
Geospace Technologies Corp. (I)	2,243	156,472
Gulf Island Fabrication, Inc.	2,704	63,517
Gulfmark Offshore, Inc., Class A	4,523	207,968
Halliburton Company	163,215	7,834,320
Helix Energy Solutions Group, Inc. (I)	43,521	1,089,331
Helmerich & Payne, Inc. (L)	18,588	1,171,788
Hercules Offshore, Inc. (I)	27,605	198,756
Hornbeck Offshore Services, Inc. (I)	6,078	331,129
ION Geophysical Corp. (I)(L)	23,394	112,057
Key Energy Services, Inc. (I)	26,191	174,694
Matrix Service Company (I)	4,649	72,478
Mitcham Industries, Inc. (I)	2,340	41,090
Nabors Industries, Ltd.	51,337	790,590
National Oilwell Varco, Inc.	74,726	5,552,142
Natural Gas Services Group, Inc. (I)	2,306	63,231
Newpark Resources, Inc. (I)	14,783	164,535
Noble Corp.	44,242	1,645,802
Nuverra Environmental Solutions, Inc. (I)(L)	24,858	57,173
Oceaneering International, Inc.	27,923	2,166,266
Oil States International, Inc. (I)	14,185	1,265,586
Parker Drilling Company (I)	20,519	117,779
Patterson-UTI Energy, Inc. (L)	37,790	740,306
Petrofac, Ltd.	18,472	396,471
PHI, Inc. (I)	2,267	79,526
Pioneer Energy Services Corp. (I)	10,760	72,738
RigNet, Inc. (I)	2,116	76,832
Rowan Companies PLC, Class A (I)	22,022	780,019

The accompanying notes are an integral part of the financial statements.	227

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Saipem SpA	25,548	$566,822
Sapurakencana Petroleum BHD (I)	441,289	480,132
Schlumberger, Ltd.	234,419	18,973,874
SEACOR Holdings, Inc.	3,341	277,570
Superior Energy Services, Inc. (I)	41,185	1,011,504
Technip SA	7,012	814,018
Tenaris SA	46,306	1,024,708
Tesco Corp. (I)	5,323	82,240
TETRA Technologies, Inc. (I)	13,506	158,696
TGC Industries, Inc.	3,507	27,846
Tidewater, Inc.	12,771	689,123
TMK OAO, GDR	1,091	14,046
Transocean, Ltd.	23,589	1,069,702
Unit Corp. (I)	11,274	519,168
Vantage Drilling Company (I)(L)	36,451	62,696
Willbros Group, Inc. (I)	7,476	68,106
WorleyParsons, Ltd.	8,505	165,439

		69,007,217
Oil, Gas & Consumable Fuels - 7.4%
Abraxas Petroleum Corp. (I)	17,427	43,916
Adams Resources & Energy, Inc.	419	25,479
Adaro Energy Tbk PT	930,245	78,955
Alon USA Energy, Inc.	4,060	50,425
Alpha Natural Resources, Inc. (I)(L)	95,337	579,649
AltaGas, Ltd. (L)	2,600	88,691
Anadarko Petroleum Corp.	89,179	8,152,744
Apache Corp.	68,632	5,880,390
Approach Resources, Inc. (I)(L)	6,071	141,454
ARC Resources, Ltd. (L)	6,925	165,811
Arch Coal, Inc. (L)	91,479	408,911
Athabasca Oil Corp. (I)	7,138	51,097
Banpu PCL	4,000	34,296
Baytex Energy Corp. (L)	2,707	107,041
Berry Petroleum Company, Class A	8,937	367,758
BG Group PLC	244,818	4,655,171
Bill Barrett Corp. (I)(L)	20,941	450,860
Bonanza Creek Energy, Inc. (I)	5,012	198,976
Bonavista Energy Corp. (L)	3,942	48,690
BP PLC	1,377,536	9,500,064
BPZ Resources, Inc. (I)	22,977	52,388
Bumi Resources Tbk PT (I)	1,015,139	37,854
Cabot Oil & Gas Corp.	73,728	2,884,977
Callon Petroleum Company (I)	8,038	36,091
Caltex Australia, Ltd.	5,802	97,435
Cameco Corp.	8,795	167,416
Canadian Natural Resources, Ltd.	24,425	745,295
Canadian Oil Sands, Ltd.	10,844	208,067
Carrizo Oil & Gas, Inc. (I)(L)	6,925	237,251
Cenovus Energy, Inc.	16,885	483,803
Chesapeake Energy Corp.	91,227	2,354,569
Chevron Corp.	340,368	40,990,518
China Coal Energy Company, Ltd., H Shares	398,295	234,212
China Petroleum & Chemical Corp., H Shares	2,585,639	1,853,218
China Shenhua Energy Company, Ltd.,
H Shares	341,000	1,059,851
Cimarex Energy Company	22,311	1,869,885
Clayton Williams Energy, Inc. (I)	1,176	57,930
Clean Energy Fuels Corp. (I)(L)	11,729	147,551
Cloud Peak Energy, Inc. (I)(L)	10,348	162,878
CNOOC, Ltd.	1,816,716	3,635,090
Comstock Resources, Inc.	8,261	120,611
ConocoPhillips	215,986	14,319,872
CONSOL Energy, Inc. (L)	39,931	1,247,045

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Contango Oil & Gas Company	2,301	$82,514
Cosan SA Industria e Comercio	7,900	137,673
Cosmo Oil Company, Ltd. (I)	39,000	80,381
Crescent Point Energy Corp. (L)	8,375	305,485
Crosstex Energy, Inc.	7,814	152,451
Delek US Holdings, Inc.	6,356	158,010
Denbury Resources, Inc. (I)	65,147	1,126,392
Devon Energy Corp.	66,155	3,776,789
Diamondback Energy, Inc. (I)	3,048	122,652
Emerald Oil, Inc. (I)	6,614	43,123
Enbridge, Inc. (L)	17,074	700,110
EnCana Corp. (L)	16,401	280,123
Endeavour International Corp. (I)(L)	9,006	45,030
Energen Corp.	18,639	1,235,952
Energy XXI Bermuda, Ltd.	13,533	359,572
Enerplus Corp. (L)	4,412	73,010
Eni SpA	245,972	5,586,606
EOG Resources, Inc.	47,609	7,476,993
EPL Oil & Gas, Inc. (I)	5,142	174,005
EQT Corp.	26,367	2,260,179
Equal Energy, Ltd.	7,156	33,991
Evolution Petroleum Corp. (I)	3,658	41,153
EXCO Resources, Inc. (L)	22,145	161,216
Exxaro Resources, Ltd.	5,843	92,288
Exxon Mobil Corp.	779,957	67,981,052
Forest Oil Corp. (I)(L)	20,587	114,464
Formosa Petrochemical Corp.	103,000	260,818
FX Energy, Inc. (I)(L)	10,113	34,485
Galp Energia SGPS SA	32,676	549,300
GasLog, Ltd. (L)	4,642	63,735
Gastar Exploration, Ltd. (I)	11,359	35,781
Gazprom OAO, ADR	247,700	1,933,299
Gazprom OAO, ADR (London Exchange)	219,969	1,726,155
Goodrich Petroleum Corp. (I)(L)	4,588	98,413
Green Plains Renewable Energy, Inc. (L)	4,472	71,954
GS Holdings Corp.	4,374	222,260
Gulf Coast Ultra Deep Royalty Trust (I)	20,448	43,350
Halcon Resources Corp. (I)(L)	35,379	168,050
Hess Corp.	52,054	3,896,242
HollyFrontier Corp. (L)	52,474	2,334,044
Husky Energy, Inc. (L)	7,701	217,731
Idemitsu Kosan Company, Ltd.	1,500	124,666
Imperial Oil, Ltd.	6,589	275,120
Indo Tambangraya Megah Tbk PT	26,328	77,087
Inner Mongolia Yitai Coal Co.	107,800	222,546
Inpex Corp.	154	695,462
IRPC PCL	1,135,200	105,092
Japan Petroleum Exploration Company, Ltd.	2,000	88,902
JX Holdings, Inc.	157,900	831,081
Keyera Corp.	1,700	93,013
Kinder Morgan, Inc.	110,707	4,199,117
KiOR, Inc., Class A (I)(L)	8,253	18,239
Knightsbridge Tankers, Ltd.	5,011	42,493
Kodiak Oil & Gas Corp. (I)	45,017	449,720
Koninklijke Vopak NV	2,164	121,290
Kunlun Energy Company, Ltd.	338,000	490,088
LUKOIL OAO, ADR	22,500	1,297,350
LUKOIL OAO, ADR (London Exchange)	19,989	1,156,739
Lundin Petroleum AB (I)	11,299	242,267
Magnum Hunter Resources Corp. (I)	29,587	137,580
Marathon Oil Corp.	123,983	4,268,735
Marathon Petroleum Corp.	56,349	4,085,866
Matador Resources Company (I)	8,554	144,905

The accompanying notes are an integral part of the financial statements.	228

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp. (I)	3,173	$102,694
Midstates Petroleum Company, Inc. (I)(L)	6,294	28,449
Miller Energy Resources, Inc. (I)(L)	6,005	37,591
Murphy Oil Corp.	31,708	2,137,753
Neste Oil OYJ	10,484	192,265
Newfield Exploration Company (I)	23,224	553,196
Noble Energy, Inc.	62,914	3,864,807
Nordic American Tankers, Ltd. (L)	11,577	89,027
Northern Oil and Gas, Inc. (I)(L)	10,960	141,165
NovaTek OAO, GDR	8,378	1,002,434
NovaTek OAO, GDR (London Exchange)	1,150	137,770
Occidental Petroleum Corp.	141,125	12,448,636
OGX Petroleo e Gas Participacoes SA (I)	83,600	10,512
OMV AG	11,397	526,008
Origin Energy, Ltd.	45,993	539,967
Pacific Rubiales Energy Corp.	6,846	129,536
Panhandle Oil and Gas, Inc., Class A	1,032	29,371
PDC Energy, Inc. (I)(L)	5,184	297,458
Peabody Energy Corp.	47,230	812,356
Pembina Pipeline Corp. (L)	6,619	205,363
Pengrowth Energy Trust (L)	11,402	63,002
Penn Virginia Corp. (I)(L)	10,388	49,966
Penn West Petroleum, Ltd. (L)	10,789	121,687
PetroChina Company, Ltd., H Shares	2,131,739	2,319,887
Petroleo Brasileiro SA	192,300	1,287,131
Petronas Dagangan BHD	30,600	258,578
Petroquest Energy, Inc. (I)(L)	10,517	44,171
Peyto Exploration & Development Corp. (L)	3,100	84,615
Phillips 66	108,891	6,217,676
Pioneer Natural Resources Company	24,020	4,202,779
PTT Exploration & Production PCL	72,856	376,841
PTT PCL	42,400	430,718
QEP Resources, Inc.	31,355	856,619
Quicksilver Resources, Inc. (I)(L)	22,145	36,982
Range Resources Corp.	28,523	2,138,655
Reliance Industries, Ltd., GDR (S)	7,867	197,934
Reliance Industries, Ltd., GDR
(London Exchange) (S)	78,926	1,982,089
Renewable Energy Group, Inc. (I)	3,809	58,849
Rentech, Inc.	39,176	75,610
Repsol SA	43,902	1,018,226
Resolute Energy Corp. (I)	11,864	93,014
REX American Resources Corp. (I)	1,008	29,776
Rex Energy Corp. (I)	7,750	161,200
Rosetta Resources, Inc. (I)	26,167	1,217,551
Rosneft OAO	37,436	274,698
Rosneft OAO, GDR	5,600	41,160
Rosneft OAO, GDR (London Exchange)	62,082	456,303
Royal Dutch Shell PLC, B Shares	189,111	6,364,280
Royal Dutch Shell PLC, Class A	270,491	8,750,383
S-Oil Corp.	3,865	265,896
Sanchez Energy Corp. (I)	4,822	116,500
Santos, Ltd.	42,193	558,260
Sasol, Ltd.	24,858	1,164,973
Scorpio Tankers, Inc.	27,674	260,966
SemGroup Corp., Class A	7,087	375,186
Ship Finance International, Ltd.	8,616	133,203
Showa Shell Sekiyu KK	13,200	130,568
SK Innovation Company, Ltd.	5,233	654,593
SM Energy Company	17,104	1,168,545
Solazyme, Inc. (I)(L)	8,247	92,779
Southwestern Energy Company (I)	61,494	2,349,071
Spectra Energy Corp.	117,064	3,875,989

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Stone Energy Corp. (I)	8,571	$234,845
Suncor Energy, Inc.	33,932	1,143,630
Surgutneftegas OAO, ADR (L)	53,294	414,841
Surgutneftegas OAO, ADR (London Exchange)	32,133	250,316
Surgutneftegas OAO, Class B, ADR	2,000	13,240
Swift Energy Company (I)(L)	7,651	86,303
Synergy Resources Corp. (I)	7,218	67,560
Talisman Energy, Inc.	22,890	244,482
Tambang Batubara Bukit Asam Persero
Tbk PT	54,590	60,373
Targa Resources Corp.	5,542	377,355
Tatneft OAO, ADR	17,363	658,058
Tatneft OAO, ADR (London Exchange)	3,200	121,280
Teekay Tankers, Ltd., Class A (L)	12,238	30,717
Tesoro Corp.	24,119	1,111,645
Thai Oil PCL	54,885	92,924
The Williams Companies, Inc.	119,412	4,327,491
TonenGeneral Sekiyu KK	20,000	181,164
Total SA	145,761	8,065,333
Tourmaline Oil Corp. (I)	3,466	133,928
TransCanada Corp. (L)	15,721	685,228
Triangle Petroleum Corp. (I)	8,138	54,118
Tullow Oil PLC	65,390	1,021,456
Tupras Turkiye Petrol Rafinerileri AS	6,085	116,567
Ultrapar Participacoes SA	21,100	458,974
Ur-Energy, Inc. (I)(L)	24,231	24,958
Uranium Energy Corp. (I)(L)	16,206	38,084
Vaalco Energy, Inc. (I)	10,714	59,570
Valero Energy Corp.	96,878	3,442,075
Vermilion Energy, Inc. (L)	2,077	111,590
W&T Offshore, Inc. (L)	6,046	93,411
Warren Resources, Inc. (I)	13,838	39,577
Western Refining, Inc. (L)	9,156	268,545
Westmoreland Coal Company (I)	2,536	32,638
Whitehaven Coal, Ltd. (I)(L)	22,917	40,376
Woodside Petroleum, Ltd.	28,525	965,010
World Fuel Services Corp.	18,742	715,007
WPX Energy, Inc. (I)(L)	35,726	666,647
Yanzhou Coal Mining Company, Ltd.,
H Shares	175,210	155,356

		327,706,313

		396,713,530
Financials - 18.3%
Capital Markets - 2.0%
3i Group PLC	73,992	411,076
Aberdeen Asset Management PLC	72,337	394,512
Affiliated Managers Group, Inc. (I)	13,610	2,372,495
Ameriprise Financial, Inc.	35,680	3,073,832
Apollo Investment Corp.	96,180	758,860
Arlington Asset Investment Corp., Class A	2,698	62,648
BGC Partners, Inc., Class A	22,283	124,562
BlackRock Kelso Capital Corp.	12,503	122,529
BlackRock, Inc.	22,031	5,735,110
Calamos Asset Management, Inc., Class A	3,775	37,448
Capital Securities Corp.	16,000	5,248
Capital Southwest Corp.	2,080	68,578
CETIP SA - Mercados Organizados	12,500	122,593
China Everbright, Ltd.	85,784	115,244
CI Financial Corp. (L)	3,505	106,651
CITIC Securities Company, Ltd., H Shares	108,000	209,913
Cohen & Steers, Inc. (L)	3,300	102,960
Cowen Group, Inc., Class A (I)	18,183	58,913

The accompanying notes are an integral part of the financial statements.	229

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Credit Suisse Group AG (I)	100,375	$2,886,512
Daewoo Securities Company, Ltd.	14,813	123,983
Daiwa Securities Group, Inc.	117,000	937,603
Deutsche Bank AG	86,860	3,760,055
Diamond Hill Investment Group, Inc.	584	64,071
E*TRADE Financial Corp. (I)	54,786	769,195
Eaton Vance Corp. (L)	31,333	1,207,887
Evercore Partners, Inc., Class A	5,410	241,232
FBR & Company (I)	1,681	45,084
Federated Investors, Inc., Class B (L)	24,341	661,102
Fidus Investment Corp.	2,767	51,854
Fifth Street Finance Corp.	20,834	215,840
Financial Engines, Inc. (L)	8,398	448,873
Firsthand Technology Value Fund, Inc. (I)	1,910	43,242
Franklin Resources, Inc.	72,597	3,351,078
FXCM, Inc., Class A (L)	6,373	121,023
GAMCO Investors, Inc., Class A	1,075	61,791
GFI Group, Inc.	12,802	51,336
Gladstone Capital Corp. (L)	4,575	37,424
Gladstone Investment Corp.	5,866	40,123
Golub Capital BDC, Inc. (L)	6,035	104,285
Greenhill & Company, Inc.	11,581	548,824
GSV Capital Corp. (I)(L)	4,069	50,456
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	3,021	35,467
Hargreaves Lansdown PLC	16,050	248,354
Hercules Technology Growth Capital, Inc.	10,598	153,565
HFF, Inc., Class A	5,880	135,240
Hyundai Securities Company, Ltd.	9,668	49,388
ICAP PLC	38,996	222,028
ICG Group, Inc. (I)	7,040	88,141
IGM Financial, Inc. (L)	2,275	102,076
INTL. FCStone, Inc. (I)(L)	2,685	51,606
Invesco, Ltd.	77,212	2,344,156
Investec PLC	42,385	269,961
Investec, Ltd.	12,940	83,621
Investment Technology Group, Inc. (I)	6,539	111,163
Janus Capital Group, Inc. (L)	74,172	620,078
Julius Baer Group, Ltd. (I)	14,902	656,198
KCAP Financial, Inc. (L)	5,362	44,773
KCG Holdings, Inc., Class A (I)	11,272	97,841
Korea Investment Holdings Company, Ltd.	3,570	125,074
Ladenburg Thalmann
Financial Services, Inc. (I)	20,375	34,026
Legg Mason, Inc. (L)	20,133	654,725
Macquarie Group, Ltd.	13,215	510,734
Main Street Capital Corp.	6,050	176,176
Manning & Napier, Inc.	2,693	40,341
MCG Capital Corp.	12,762	62,406
Medallion Financial Corp.	3,585	50,692
Mediobanca SpA	50,689	314,947
Medley Capital Corp. (L)	5,264	69,222
Mirae Asset Securities Company, Ltd.	2,364	67,438
Morgan Stanley	240,509	6,195,512
MVC Capital, Inc.	4,484	56,185
New Mountain Finance Corp.	5,423	79,610
Nomura Holdings, Inc.	255,300	1,771,712
Northern Trust Corp.	38,136	2,092,522
Oppenheimer Holdings, Inc., Class A	1,858	32,515
Partners Group Holding AG	1,251	320,371
Pennantpark Floating Rate Capital, Ltd. (L)	2,375	31,469
PennantPark Investment Corp.	11,617	128,833
Piper Jaffray Companies (I)	2,900	94,279

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Prospect Capital Corp.	40,708	$450,638
Ratos AB	8,212	71,593
Raymond James Financial, Inc.	29,192	1,221,101
Safeguard Scientifics, Inc. (I)(L)	3,868	56,241
Samsung Securities Company, Ltd.	5,365	215,958
SBI Holdings, Inc.	14,164	146,495
Schroders PLC	7,791	279,265
SEI Investments Company	34,705	1,032,821
Solar Capital, Ltd.	7,499	164,603
Solar Senior Capital, Ltd.	2,537	45,108
State Street Corp.	80,236	5,353,346
Stellus Capital Investment Corp. (L)	2,603	39,201
Stifel Financial Corp. (I)(L)	10,876	435,258
SWS Group, Inc. (I)	5,997	31,484
T. Rowe Price Group, Inc.	45,372	3,182,392
TCP Capital Corp. (L)	4,638	72,260
The Bank of New York Mellon Corp.	203,848	6,062,440
The Charles Schwab Corp.	192,536	4,020,152
The Goldman Sachs Group, Inc.	75,653	11,509,091
THL Credit, Inc.	4,865	76,381
TICC Capital Corp.	9,409	90,703
Triangle Capital Corp.	4,734	138,091
UBS AG (I)	243,418	4,709,079
Virtus Investment Partners, Inc. (I)	983	171,337
Waddell & Reed Financial, Inc., Class A	22,177	1,056,069
Walter Investment Management Corp. (I)	6,317	231,771
Westwood Holdings Group, Inc.	997	47,367
WisdomTree Investments, Inc. (I)	17,270	193,424
Woori Investment & Securities Company, Ltd.	10,550	102,843
Yuanta Financial Holdings Company, Ltd.	780,000	388,670

		89,523,672
Commercial Banks - 5.6%
1st Source Corp.	2,432	62,648
1st United Bancorp, Inc.	5,951	42,609
Agricultural Bank of China, Ltd., H Shares	2,156,000	921,520
Akbank TAS	87,053	287,878
Alliance Financial Group BHD	118,540	182,038
American National Bankshares, Inc.	1,737	37,971
Ameris Bancorp (I)(L)	4,375	83,825
Aozora Bank, Ltd.	75,000	215,199
Arrow Financial Corp. (L)	1,818	46,159
Associated Banc-Corp. (L)	43,283	690,364
Australia & New Zealand Banking Group, Ltd.	116,514	3,058,107
Axis Bank, Ltd., GDR	50,978	628,048
Banca Monte dei Paschi di Siena SpA (I)(L)	607,570	175,291
Bancfirst Corp.	1,265	64,616
Banco Bilbao Vizcaya Argentaria SA	287,427	2,739,934
Banco Bradesco SA	40,820	540,628
Banco de Sabadell SA (L)	129,359	297,945
Banco do Brasil SA	37,000	357,447
Banco Espirito Santo SA (I)	210,519	220,362
Banco Latinoamericano de
Comercio Exterior SA	4,969	119,654
Banco Popular Espanol SA (I)	61,327	287,636
Banco Santander Brasil SA	61,400	351,012
Banco Santander SA	567,569	4,001,839
BancorpSouth, Inc. (L)	37,943	735,335
Bangkok Bank PCL	30,000	165,631
Bangkok Bank PCL (Foreign Shares)	41,448	231,250
Bank Central Asia Tbk PT	885,330	730,086
Bank Danamon Indonesia Tbk PT	231,101	85,613
Bank Mandiri Persero Tbk PT	671,728	435,675
Bank Negara Indonesia Persero Tbk PT	536,453	188,017

The accompanying notes are an integral part of the financial statements.	230

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Bank of Ayudhya PCL	118,900	$139,674
Bank of China, Ltd., H Shares	7,585,321	3,187,049
Bank of Communications Company, Ltd.,
H Shares	859,076	562,788
Bank of East Asia, Ltd.	91,293	349,358
Bank of Hawaii Corp.	11,573	596,010
Bank of Ireland (I)(L)	1,489,994	434,822
Bank of Kentucky Financial Corp.	1,024	27,658
Bank of Marin Bancorp, Class A	1,306	51,469
Bank of Montreal (L)	14,549	913,163
Bank of Nova Scotia (L)	26,612	1,478,023
Bank of the Ozarks, Inc. (L)	5,353	242,919
Bank of the Philippine Islands	65,383	134,244
Bank Pan Indonesia Tbk PT (I)	9,750	542
Bank Rakyat Indonesia Persero Tbk PT	797,677	479,459
Bankia SA (I)	213,252	198,402
Banner Corp.	3,464	118,677
Banque Cantonale Vaudoise	101	54,112
Bar Harbor Bankshares	651	23,436
Barclays Africa Group, Ltd.	13,945	185,821
Barclays PLC	879,873	3,851,511
BB&T Corp.	122,602	4,163,564
BBCN Bancorp, Inc.	13,938	186,212
BDO Unibank, Inc.	131,190	216,679
Bendigo and Adelaide Bank, Ltd.	15,782	141,459
BNP Paribas SA	68,017	4,249,458
BOC Hong Kong Holdings, Ltd.	274,500	862,303
Boston Private Financial Holdings, Inc. (L)	14,030	143,387
Bridge Bancorp, Inc.	1,360	28,778
Bridge Capital Holdings (I)	2,538	40,710
Bryn Mawr Bank Corp.	2,323	58,563
BS Financial Group, Inc.	14,005	178,624
C&F Financial Corp. (L)	718	36,022
CaixaBank	54,948	203,969
Camden National Corp.	1,596	60,903
Canadian Imperial Bank of Commerce (L)	8,952	699,128
Capital Bank Financial Corp., Class A (I)	4,249	83,918
Capital City Bank Group, Inc. (I)(L)	2,430	28,966
Cardinal Financial Corp.	5,552	91,275
Cathay General Bancorp	32,531	716,333
Centerstate Banks, Inc.	5,781	52,896
Central Pacific Financial Corp.	3,982	67,654
Chang Hwa Commercial Bank	373,119	201,683
Chemical Financial Corp.	4,036	109,941
China Citic Bank Corp., Ltd., H Shares	810,200	385,338
China Construction Bank Corp., H Shares	7,287,196	5,322,679
China Development Financial Holdings Corp.	1,201,000	327,623
China Merchants Bank Company, Ltd.,
H Shares	389,855	669,186
China Minsheng Banking Corp., Ltd.,
H Shares	529,000	562,826
Chongqing Rural Commercial Bank, H Shares	232,000	103,646
CIMB Group Holdings BHD	527,700	1,165,173
Citizens & Northern Corp.	1,863	35,770
City Holding Company (L)	2,872	117,321
City National Corp.	12,297	805,085
CNB Financial Corp.	2,040	34,129
CoBiz Financial, Inc.	6,838	61,268
Columbia Banking System, Inc.	8,976	208,243
Comerica, Inc.	32,691	1,335,100
Commerce Bancshares, Inc.	19,892	859,135
Commerzbank AG (I)	82,424	958,024
Commonwealth Bank of Australia	68,350	4,404,217

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Community Bank Systems, Inc. (L)	6,940	$230,686
Community Trust Bancorp, Inc.	2,527	95,318
Credit Agricole SA (I)	67,903	685,259
CTBC Financial Holding Company, Ltd.	1,143,598	717,379
CU Bancorp (I)	2,384	39,765
Cullen/Frost Bankers, Inc. (L)	15,487	1,097,099
Customers Bancorp, Inc. (I)	3,837	62,850
CVB Financial Corp.	16,390	208,809
Danske Bank A/S (I)	39,231	783,679
DBS Group Holdings, Ltd.	91,272	1,127,442
DGB Financial Group, Inc.	11,340	158,199
E.Sun Financial Holding Company, Ltd.	411,455	259,732
Eagle Bancorp, Inc. (I)	4,051	103,219
East West Bancorp, Inc.	35,144	1,027,259
Enterprise Financial Services Corp.	2,811	46,466
Erste Group Bank AG	18,070	578,753
Farmers Capital Bank Corp. (I)	1,564	31,202
Fidelity Southern Corp. (L)	2,504	35,982
Fifth Third Bancorp	152,658	2,792,115
Financial Institutions, Inc.	2,881	53,414
First Bancorp North Carolina	2,907	40,872
First BanCorp Puerto Rico (I)	12,442	79,504
First Bancorp, Inc. Maine	1,595	25,967
First Busey Corp.	14,332	68,220
First Commonwealth Financial Corp.	17,201	126,083
First Community Bancshares, Inc.	3,572	53,759
First Connecticut Bancorp, Inc.	4,111	57,554
First Financial Bancorp	10,470	157,050
First Financial Bankshares, Inc. (L)	5,432	312,340
First Financial Corp.	2,100	63,882
First Financial Holding Company, Ltd.	573,012	330,271
First Financial Holdings, Inc.	4,251	228,831
First Horizon National Corp.	62,254	688,529
First Interstate Bancsystem, Inc.	3,092	70,281
First M&F Corp.	1,824	29,531
First Merchants Corp.	5,170	88,304
First Midwest Bancorp, Inc.	12,657	190,235
First Niagara Financial Group, Inc.	91,347	922,605
First Security Group, Inc. (I)(L)	11,985	27,086
FirstMerit Corp.	70,861	1,499,419
Flushing Financial Corp.	5,641	100,974
FNB Corp. (L)	24,825	299,638
Fukuoka Financial Group, Inc.	54,000	229,581
Fulton Financial Corp.	50,364	608,901
Glacier Bancorp, Inc.	12,483	294,599
Great Southern Bancorp, Inc.	1,899	50,475
Grupo Financiero Banorte SAB
de CV, Series O	76,200	469,199
Grupo Financiero Inbursa SAB
de CV, Series O	74,200	161,051
Grupo Financiero Santander Mexico
SAB de CV	73,600	200,898
Guaranty Bancorp	3,141	37,127
Hana Financial Group, Inc.	23,921	751,314
Hancock Holding Company	36,455	1,172,028
Hang Seng Bank, Ltd.	56,600	878,551
Hanmi Financial Corp.	5,591	91,301
HDFC Bank, Ltd., ADR (L)	73,426	2,127,885
Heartland Financial USA, Inc.	2,265	61,540
Heritage Commerce Corp.	3,329	22,904
Heritage Financial Corp.	2,405	36,364
Hokuhoku Financial Group, Inc.	83,000	153,737
Home BancShares, Inc.	7,878	200,259

The accompanying notes are an integral part of the financial statements.	231

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Hometrust Bancshares, Inc. (I)	4,150	$67,853
Hong Leong Bank BHD	63,400	271,762
Hong Leong Financial Group BHD	22,400	98,854
Horizon Bancorp	1,923	41,691
HSBC Holdings PLC	1,330,029	13,930,257
Hua Nan Financial Holdings Company, Ltd.	432,862	235,246
Hudson Valley Holding Corp.	3,361	61,708
Huntington Bancshares, Inc.	146,928	1,210,687
Iberiabank Corp.	5,151	269,603
ICICI Bank, Ltd., ADR	36,910	960,398
Independent Bank Corp. (L)	4,046	143,673
Independent Bank Group, Inc.	963	32,992
Industrial & Commercial Bank of China, Ltd.,
H Shares	7,452,270	4,866,057
Industrial Bank of Korea	12,950	131,287
International Bancshares Corp.	23,402	512,972
Intesa Sanpaolo SpA	1,122,122	2,201,139
Investors Bancorp, Inc.	8,011	166,789
Irish Bank Resolution Corp., Ltd. (I)	29,183	0
Kasikornbank PCL	37,000	181,333
Kasikornbank PCL (Foreign Shares)	57,670	282,366
KB Financial Group, Inc.	33,329	1,065,156
KBC Groep NV	8,520	374,404
KeyCorp	162,779	1,899,631
Krung Thai Bank PCL	410,600	210,466
Lakeland Bancorp, Inc.	6,117	66,736
Lakeland Financial Corp.	3,122	97,094
Lloyds Banking Group PLC (I)	3,297,176	3,707,040
M&T Bank Corp. (L)	21,425	2,428,310
Macatawa Bank Corp. (I)	5,096	22,779
MainSource Financial Group, Inc.	3,040	43,320
Malayan Banking BHD	501,433	1,522,889
MB Financial, Inc.	9,473	255,676
Mega Financial Holding Company, Ltd.	742,575	565,189
Mercantile Bank Corp.	1,776	35,520
Merchants Bancshares, Inc.	1,194	34,948
Metro Bancorp, Inc. (I)	2,815	53,541
MetroCorp Bancshares, Inc.	2,497	25,270
Metropolitan Bank & Trust Company	28,873	52,496
MidWestOne Financial Group, Inc.	1,091	25,639
Mitsubishi UFJ Financial Group	895,800	5,215,245
Mizuho Financial Group, Inc.	1,610,500	3,272,885
National Australia Bank, Ltd.	99,482	2,855,053
National Bank Holdings Corp.	9,205	179,958
National Bank of Canada	3,649	282,656
National Bankshares, Inc.	1,196	43,690
National Penn Bancshares, Inc. (L)	20,240	203,210
Natixis	62,921	270,474
NBT Bancorp, Inc.	7,510	160,864
Nedbank Group, Ltd.	8,637	158,370
NewBridge Bancorp (I)(L)	5,438	39,154
Nordea Bank AB	122,516	1,425,074
Northrim BanCorp, Inc.	1,524	34,412
OFG Bancorp (L)	7,951	136,598
Old National Bancorp (L)	17,573	230,909
OmniAmerican Bancorp, Inc. (I)	2,414	54,919
Oversea-Chinese Banking Corp., Ltd.	138,964	1,073,858
Pacific Continental Corp.	4,063	51,072
Pacific Premier Bancorp, Inc. (I)	3,016	40,022
PacWest Bancorp (L)	6,622	220,182
Park National Corp.	2,057	156,517
Park Sterling Corp.	7,749	46,262
Peapack Gladstone Financial Corp.	1,441	23,949

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Penns Woods Bancorp, Inc.	1,134	$53,513
Peoples Bancorp, Inc.	2,232	46,783
Pinnacle Financial Partners, Inc. (I)	6,065	169,517
PNC Financial Services Group, Inc.	92,577	6,690,540
Preferred Bank (I)	2,381	38,286
PrivateBancorp, Inc.	11,293	246,413
Prosperity Bancshares, Inc. (L)	22,262	1,331,268
Public Bank BHD	123,362	645,012
Raiffeisen Bank International AG	3,211	110,112
Regions Financial Corp.	247,587	2,327,318
Renasant Corp. (L)	4,537	114,196
Republic Bancorp, Inc., Class A (L)	1,765	46,614
Resona Holdings, Inc.	132,600	629,476
RHB Capital BHD	67,816	154,239
Royal Bank of Canada (L)	32,209	1,984,586
Royal Bank of Scotland Group PLC (I)	153,654	792,028
S&T Bancorp, Inc.	5,281	118,717
Sandy Spring Bancorp, Inc.	3,450	77,108
Sberbank of Russia, ADR	107,300	1,128,796
Sberbank of Russia, ADR (London Exchange)	124,345	1,307,532
Seacoast Banking Corp. of Florida (I)	16,418	33,821
Seven Bank, Ltd.	41,900	136,591
Shinhan Financial Group Company, Ltd.	36,973	1,357,075
Shinsei Bank, Ltd.	116,000	227,157
Siam Commercial Bank PCL	88,800	371,034
Sierra Bancorp	2,606	37,579
Signature Bank (I)	12,196	1,069,833
Simmons First National Corp., Class A	2,699	65,343
SinoPac Financial Holdings Company, Ltd.	572,555	254,614
Skandinaviska Enskilda Banken AB, Series A	69,519	713,218
Societe Generale SA	48,053	2,094,635
Southside Bancshares, Inc. (L)	3,470	86,334
Southwest Bancorp, Inc. (I)	3,645	52,634
Standard Bank Group, Ltd.	53,511	595,941
Standard Chartered PLC	173,020	3,861,276
State Bank Financial Corp.	6,101	92,491
State Bank of India, GDR	16,141	738,030
State Bank of India, GDR (National
India Exchange)	697	31,923
StellarOne Corp.	4,256	87,163
Sterling Bancorp	6,094	77,333
Sterling Financial Corp.	6,046	146,313
Suffolk Bancorp (I)	2,338	39,769
Sumitomo Mitsui Financial Group, Inc.	89,500	3,961,004
Sumitomo Mitsui Trust Holdings, Inc.	233,000	1,006,160
Sun Bancorp, Inc. (I)	7,889	28,716
SunTrust Banks, Inc.	94,419	3,023,296
Suruga Bank, Ltd.	13,000	203,087
Susquehanna Bancshares, Inc.	31,773	400,658
SVB Financial Group (I)	11,634	963,295
Svenska Handelsbanken AB, Class A	22,863	981,122
Swedbank AB, Class A	42,536	961,949
SY Bancorp, Inc.	2,392	63,508
Synovus Financial Corp.	204,747	653,143
Taishin Financial Holdings Company, Ltd.	520,128	223,442
Taiwan Business Bank (I)	278,304	80,164
Taiwan Cooperative Financial Holding	450,288	240,037
Taylor Capital Group, Inc. (I)	3,165	66,971
TCF Financial Corp.	42,276	593,978
Texas Capital Bancshares, Inc. (I)(L)	6,963	306,929
The Bancorp, Inc. (I)	6,015	95,097
The Bank of Kyoto, Ltd.	23,000	187,974
The Bank of Yokohama, Ltd.	83,000	434,254

The accompanying notes are an integral part of the financial statements.	232

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
The Chiba Bank, Ltd.	52,000	$354,227
The Chugoku Bank, Ltd.	12,000	160,457
The First of Long Island Corp.	1,878	69,167
The Gunma Bank, Ltd.	27,000	144,755
The Hachijuni Bank, Ltd.	29,000	162,604
The Hiroshima Bank, Ltd.	35,000	139,491
The Iyo Bank, Ltd.	18,000	179,268
The Joyo Bank, Ltd.	48,000	246,838
The Nishi-Nippon City Bank, Ltd.	48,000	121,872
The Shizuoka Bank, Ltd.	40,000	421,952
The Toronto-Dominion Bank (L)	20,553	1,748,751
Tompkins Financial Corp.	1,993	86,496
TowneBank	4,720	66,316
Trico Bancshares	3,155	64,678
Trustmark Corp. (L)	28,971	720,219
Turkiye Garanti Bankasi AS	111,678	383,432
Turkiye Halk Bankasi AS	30,175	191,246
Turkiye Is Bankasi, Class C	76,174	177,552
Turkiye Vakiflar Bankasi Tao, Class D	36,288	70,706
U.S. Bancorp	322,877	11,665,546
UMB Financial Corp. (L)	5,566	332,457
Umpqua Holdings Corp.	19,311	313,611
UniCredit SpA	419,139	2,355,615
Union First Market Bankshares Corp.	3,804	81,368
Unione di Banche Italiane SCPA	83,796	403,852
United Bankshares, Inc. (L)	8,751	243,015
United Community Banks, Inc. (I)	7,964	116,115
United Overseas Bank, Ltd.	69,214	1,075,908
Valley National Bancorp (L)	51,422	518,848
Virginia Commerce Bancorp, Inc. (I)	5,051	74,401
VTB Bank OJSC, GDR	36,258	96,084
VTB Bank OJSC, GDR (London Exchange)	114,905	304,090
Washington Banking Company	3,193	43,808
Washington Trust Bancorp, Inc.	2,182	65,482
Webster Financial Corp.	38,659	1,022,917
Wells Fargo & Company	864,995	35,533,995
WesBanco, Inc.	4,442	127,441
Westamerica Bancorp. (L)	11,687	550,107
Western Alliance Bancorp (I)	12,774	209,110
Westpac Banking Corp.	131,918	3,657,611
Wilshire Bancorp, Inc.	11,311	91,958
Wintrust Financial Corp. (L)	6,364	252,269
Woori Finance Holdings Company, Ltd.	31,160	309,619
Yamaguchi Financial Group, Inc.	15,000	139,193
Yapi ve Kredi Bankasi AS	42,068	83,293
Zions Bancorporation (L)	32,581	911,291

		249,208,018
Consumer Finance - 0.6%
Acom Company, Ltd. (I)	2,810	69,766
AEON Credit Service Company, Ltd. (L)	4,600	122,773
American Express Company	168,386	12,108,637
Capital One Financial Corp.	102,009	6,584,681
Cash America International, Inc. (L)	4,877	208,638
Compartamos SAB de CV	46,600	81,962
Credit Acceptance Corp. (I)	1,211	130,243
Credit Saison Company, Ltd.	11,100	253,356
DFC Global Corp. (I)	7,160	80,908
Discover Financial Services	86,694	4,096,292
Encore Capital Group, Inc. (I)(L)	4,050	173,624
Ezcorp, Inc., Class A (I)	8,862	150,477
First Cash Financial Services, Inc. (I)	5,037	278,395
Green Dot Corp., Class A (I)	4,565	104,812
Imperial Holdings, Inc. (I)	3,759	25,486

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
Nelnet, Inc., Class A	3,895	$147,543
Nicholas Financial, Inc.	2,303	37,193
Portfolio Recovery Associates, Inc. (I)	8,691	460,971
Regional Management Corp. (I)	1,164	31,987
Samsung Card Company, Ltd.	3,077	100,053
SLM Corp.	79,375	1,904,206
World Acceptance Corp. (I)(L)	1,612	138,100

		27,290,103
Diversified Financial Services - 3.5%
African Bank Investments, Ltd. (L)	33,173	52,666
AMMB Holdings BHD	212,000	479,312
ASX, Ltd.	9,155	287,897
Ayala Corp.	17,773	215,914
Bank of America Corp.	1,895,695	26,767,213
Berkshire Hathaway, Inc., Class B (I)	320,682	35,666,252
BM&F Bovespa SA	121,500	595,291
CBOE Holdings, Inc.	22,523	1,033,580
Chailease Holding Company, Ltd.	73,700	147,647
Citigroup, Inc.	534,964	25,854,810
CME Group, Inc.	53,755	3,822,518
Deutsche Boerse AG	16,443	1,152,916
Eurazeo	2,108	130,685
EXOR SpA	6,842	233,601
Far East Horizon, Ltd.	141,000	85,148
First Pacific Company, Ltd.	190,000	197,330
FirstRand, Ltd.	147,980	432,804
Fubon Financial Holding Company, Ltd. (I)	521,736	711,534
Groupe Bruxelles Lambert SA	2,947	234,689
HACI Omer Sabanci Holding AS	39,464	167,428
Haitong Securities Company, Ltd., H Shares	133,600	192,116
Hong Kong Exchanges & Clearing, Ltd.	81,415	1,246,079
Industrivarden AB, C Shares (I)(L)	6,255	107,716
ING Groep NV (I)	130,298	1,418,695
IntercontinentalExchange, Inc. (I)(L)	12,724	2,287,139
Investment AB Kinnevik, B Shares	10,282	320,913
Investor AB, B Shares	24,260	699,172
Japan Exchange Group, Inc.	3,500	274,675
JPMorgan Chase & Company	663,484	33,525,847
Leucadia National Corp.	51,357	1,280,330
London Stock Exchange Group PLC	12,931	312,611
MarketAxess Holdings, Inc.	6,436	326,691
Marlin Business Services Corp.	1,514	36,881
McGraw-Hill Financial, Inc.	49,196	2,871,571
Metro Pacific Investments Corp.	1,029,300	120,091
Mitsubishi UFJ Lease &
Finance Company, Ltd.	40,900	184,323
Moody’s Corp.	33,942	2,157,354
MSCI, Inc. (I)	31,156	1,168,662
NewStar Financial, Inc. (I)(L)	4,103	54,037
NYSE Euronext	42,569	1,779,384
Onex Corp.	2,013	95,729
ORIX Corp.	77,500	1,056,947
Pargesa Holding SA	871	61,910
PHH Corp. (I)	9,711	202,669
PICO Holdings, Inc. (I)	4,212	88,831
Pohjola Bank OYJ	11,833	192,128
Remgro, Ltd.	23,736	431,724
RMB Holdings, Ltd.	34,764	136,706
Singapore Exchange, Ltd.	55,000	312,631
The NASDAQ OMX Group, Inc.	20,867	623,089
Wendel SA	2,220	270,208

		152,106,094

The accompanying notes are an integral part of the financial statements.	233

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 3.4%
ACE, Ltd.	59,450	$5,214,954
Admiral Group PLC	13,556	264,908
Aegon NV	60,965	434,395
Aflac, Inc.	81,975	4,737,335
Ageas	8,751	344,428
AIA Group, Ltd.	886,909	3,866,890
Alleghany Corp. (I)	4,348	1,683,067
Allianz SE	38,847	5,564,859
Ambac Financial Group, Inc. (I)	7,286	161,458
American Equity Investment Life
Holding Company (L)	11,312	224,091
American Financial Group, Inc.	19,491	1,004,371
American International Group, Inc.	258,652	12,016,972
American Safety Insurance Holdings, Ltd. (I)	1,849	55,710
AMERISAFE, Inc.	3,270	106,569
AMP, Ltd.	123,868	519,704
Amtrust Financial Services, Inc. (L)	5,259	187,851
Aon PLC	54,731	3,633,044
Argo Group International Holdings, Ltd.	4,619	188,640
Arthur J. Gallagher & Company	32,712	1,352,314
Aspen Insurance Holdings, Ltd.	17,579	625,285
Assicurazioni Generali SpA	113,251	2,169,528
Assurant, Inc.	14,073	746,432
Aviva PLC	208,448	1,249,488
AXA SA	122,900	2,674,959
Baldwin & Lyons, Inc., Class B	1,394	32,884
Baloise Holding AG	2,915	308,408
BB Seguridade Participacoes SA	38,800	312,878
Brown & Brown, Inc.	30,481	949,178
Cathay Financial Holdings Company, Ltd.	629,950	887,856
China Life Insurance Company, Ltd.	172,099	169,060
China Life Insurance Company, Ltd., H Shares	757,376	1,851,974
China Pacific Insurance Group Company, Ltd.,
H Shares	269,000	900,496
China Taiping Insurance
Holdings Company, Ltd. (I)	86,000	116,272
Cincinnati Financial Corp. (L)	25,712	1,174,524
CNO Financial Group, Inc.	38,282	520,252
CNP Assurances	9,700	171,425
Crawford & Company, Class B	4,991	37,832
Delta Lloyd NV	6,363	121,520
Direct Line Insurance Group PLC	55,853	187,652
Discovery Holdings, Ltd.	15,605	128,452
Dongbu Insurance Company, Ltd.	3,730	158,215
Eastern Insurance Holdings, Inc.	1,665	33,317
eHealth, Inc. (I)	3,458	95,683
EMC Insurance Group, Inc.	1,115	31,109
Employers Holdings, Inc.	5,374	142,465
Enstar Group, Ltd. (I)	1,591	214,419
Everest Re Group, Ltd.	12,897	1,766,244
FBL Financial Group, Inc., Class A	1,710	75,377
Fidelity National Financial, Inc., Class A	55,159	1,307,820
First American Financial Corp.	46,254	966,709
Genworth Financial, Inc., Class A (I)	86,779	1,023,992
Global Indemnity PLC (I)	1,727	42,363
Great-West Lifeco, Inc. (L)	6,380	180,200
Greenlight Capital Re, Ltd., Class A (I)(L)	4,941	132,666
Hallmark Financial Services, Inc. (I)	3,413	28,772
Hannover Rueckversicherung AG	5,137	358,366
Hanwha Life Insurance Company, Ltd.	18,230	106,472
Hartford Financial Services Group, Inc.	80,800	2,391,680
HCC Insurance Holdings, Inc.	25,911	1,093,444
HCI Group, Inc.	1,644	57,326

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Hilltop Holdings, Inc. (I)	10,598	$165,965
Horace Mann Educators Corp.	6,882	181,410
Hyundai Marine & Fire
Insurance Company, Ltd.	5,500	146,268
Industrial Alliance Insurance and
Financial Services, Inc.	2,189	85,893
Infinity Property & Casualty Corp.	2,029	122,775
Insurance Australia Group, Ltd.	90,295	465,867
Intact Financial Corp.	3,018	174,696
Investors Title Company	433	30,856
Kansas City Life Insurance Company	1,149	50,165
Kemper Corp.	13,931	472,957
Legal & General Group PLC	425,592	1,232,021
Liberty Holdings, Ltd.	5,304	59,298
Lincoln National Corp.	47,233	1,985,675
Loews Corp.	54,163	2,408,087
Maiden Holdings, Ltd.	8,832	115,523
Mapfre SA	40,770	137,227
Marsh & McLennan Companies, Inc.	96,089	3,961,749
Meadowbrook Insurance Group, Inc.	9,367	56,015
Mercury General Corp.	9,356	410,541
MetLife, Inc.	191,615	8,850,697
MMI Holdings, Ltd.	49,192	98,420
Montpelier Re Holdings, Ltd.	7,731	192,115
MS&AD Insurance Group Holdings	35,600	893,939
Muenchener Rueckversicherungs AG	15,280	2,784,436
National Interstate Corp.	1,367	34,380
National Western Life Insurance
Company, Class A	446	88,326
New China Life Insurance Company, Ltd.,
H Shares (I)	56,600	152,711
NKSJ Holdings, Inc.	23,400	568,338
Old Mutual PLC	350,991	984,515
Old Republic International Corp.	62,301	884,674
OneBeacon Insurance Group, Ltd., Class A	3,989	56,963
People’s Insurance Company Group of
China, Ltd., H Shares	385,000	184,457
PICC Property & Casualty Company, Ltd.,
H Shares	318,780	439,652
Ping An Insurance Group Company, H Shares	190,355	1,333,413
Platinum Underwriters Holdings, Ltd.	5,175	299,012
Porto Seguro SA	7,300	78,662
Power Corp. of Canada (L)	7,831	214,789
Power Financial Corp.	5,516	166,009
Primerica, Inc.	21,888	812,701
Principal Financial Group, Inc. (L)	48,295	1,976,231
Protective Life Corp.	20,246	846,080
Prudential Financial, Inc.	81,460	6,099,725
Prudential PLC	184,620	3,084,219
QBE Insurance Group, Ltd.	50,846	685,850
Reinsurance Group of America, Inc.	18,710	1,212,595
Resolution, Ltd.	100,676	496,929
RLI Corp.	3,568	278,625
RMI Holdings	31,115	78,271
RSA Insurance Group PLC	251,996	463,155
Safety Insurance Group, Inc.	2,275	114,069
Sampo OYJ	35,050	1,457,429
Samsung Fire & Marine
Insurance Company, Ltd.	3,133	704,840
Samsung Life Insurance Company, Ltd.	5,306	505,789
Sanlam, Ltd.	84,150	376,748
SCOR SE	10,400	325,181
Selective Insurance Group, Inc. (L)	9,676	221,871

The accompanying notes are an integral part of the financial statements.	234

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Shin Kong Financial Holding Company, Ltd.	514,000	$173,086
Sony Financial Holdings, Inc.	12,200	197,799
StanCorp Financial Group, Inc. (L)	11,425	597,756
Standard Life PLC	170,497	874,302
State Auto Financial Corp. (L)	2,694	50,297
Stewart Information Services Corp. (L)	3,718	113,734
Sul America SA	8,644	50,720
Sun Life Financial, Inc. (L)	13,353	407,068
Suncorp Group, Ltd.	55,718	606,737
Swiss Life Holding (I)	2,132	399,385
Swiss Re, Ltd. (I)	23,042	1,766,826
Symetra Financial Corp.	13,956	241,020
T&D Holdings, Inc.	40,700	491,465
The Allstate Corp.	80,964	3,879,795
The Chubb Corp.	45,720	3,802,532
The Dai-ichi Life Insurance Company, Ltd.	597	794,471
The Hanover Insurance Group, Inc.	11,358	605,041
The Navigators Group, Inc. (I)	1,793	98,131
The Phoenix Companies, Inc. (I)	1,121	42,486
The Progressive Corp.	97,353	2,440,640
The Travelers Companies, Inc.	66,214	5,290,499
Tokio Marine Holdings, Inc.	48,700	1,492,757
Torchmark Corp.	16,304	1,123,183
Tower Group International, Ltd. (L)	9,712	137,231
Tryg A/S	1,823	154,981
United Fire Group, Inc.	3,722	106,784
Universal Insurance Holdings, Inc. (L)	5,825	42,989
Unum Group	47,252	1,395,352
Vienna Insurance Group AG	2,830	143,845
W.R. Berkley Corp.	28,438	1,169,371
XL Group PLC	51,628	1,526,124
Zurich Insurance Group AG (I)	9,775	2,431,743

		150,061,508
Real Estate Investment Trusts - 2.4%
Acadia Realty Trust	9,411	219,559
AG Mortgage Investment Trust, Inc.	4,538	79,687
Agree Realty Corp.	2,609	70,704
Alexander’s, Inc.	380	104,093
Alexandria Real Estate Equities, Inc.	18,178	1,121,037
American Assets Trust, Inc.	5,868	173,751
American Campus Communities, Inc.	27,041	900,736
American Capital Mortgage Investment Corp.	10,066	201,723
AmREIT, Inc., Class B	3,100	52,297
Anworth Mortgage Asset Corp.	25,604	113,426
Apartment Investment & Management
Company, Class A	25,805	710,412
Apollo Commercial Real Estate Finance, Inc.	6,277	94,281
Apollo Residential Mortgage, Inc.	5,563	84,613
ARMOUR Residential REIT, Inc.	63,648	266,049
Ascendas Real Estate Investment Trust	121,000	204,182
Ashford Hospitality Trust, Inc.	9,145	105,442
Associated Estates Realty Corp.	8,488	116,880
AvalonBay Communities, Inc.	21,374	2,648,239
Aviv REIT, Inc.	2,156	48,984
BGP Holdings PLC (I)	181,302	0
BioMed Realty Trust, Inc.	48,083	885,208
Boston Properties, Inc.	26,557	2,722,093
BRE Properties, Inc.	19,890	954,521
British Land Company PLC	66,573	575,240
Camden Property Trust	21,894	1,352,830
Campus Crest Communities, Inc.	11,007	116,454
CapitaCommercial Trust	123,000	129,239
CapitaMall Trust	147,200	213,049

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
CapLease, Inc.	15,388	$130,952
Capstead Mortgage Corp.	16,211	190,317
Cedar Realty Trust, Inc.	13,643	66,578
CFS Retail Property Trust Group	90,706	162,505
Chambers Street Properties	41,202	302,835
Chatham Lodging Trust	3,425	61,993
Chesapeake Lodging Trust	8,511	187,327
Colonial Properties Trust	15,014	331,659
Colony Financial, Inc.	10,966	216,798
Coresite Realty Corp.	3,543	107,813
Corio NV	2,399	94,067
Corporate Office Properties Trust	22,135	504,235
Corrections Corp. of America	29,734	979,438
Cousins Properties, Inc.	18,575	184,450
CubeSmart	22,727	378,405
CyrusOne, Inc.	3,373	64,289
CYS Investments, Inc.	29,616	227,451
DCT Industrial Trust, Inc.	49,174	328,974
Dexus Property Group	207,335	188,898
DiamondRock Hospitality Company	33,438	324,014
Duke Realty Corp.	83,016	1,211,203
DuPont Fabros Technology, Inc.	10,539	240,184
Dynex Capital, Inc.	9,921	79,666
EastGroup Properties, Inc.	5,095	286,339
Education Realty Trust, Inc.	19,793	170,022
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	30,170	35,080
EPR Properties	7,945	389,146
Equity One, Inc.	26,190	556,799
Equity Residential	56,118	2,911,963
Essex Property Trust, Inc.	9,806	1,405,298
Excel Trust, Inc.	8,557	99,775
Extra Space Storage, Inc.	26,742	1,102,573
Federal Realty Investment Trust	16,838	1,638,506
Federation Centres	64,781	130,687
FelCor Lodging Trust, Inc. (I)	21,636	119,214
Fibra Uno Administracion SA de CV	56,900	164,001
First Industrial Realty Trust, Inc.	18,534	280,419
First Potomac Realty Trust	10,287	127,970
Fonciere Des Regions	1,880	145,075
Franklin Street Properties Corp.	15,745	191,774
Gecina SA	1,506	179,048
Getty Realty Corp.	4,782	87,319
Gladstone Commercial Corp.	3,187	56,537
Glimcher Realty Trust	24,872	246,233
Goodman Group	73,620	301,205
Government Properties Income Trust	9,090	212,524
GPT Group	76,572	240,828
Gramercy Property Trust, Inc. (I)	11,336	46,364
Growthpoint Properties, Ltd.	83,314	192,459
H&R Real Estate Investment Trust	2,855	55,593
Hammerson PLC	50,779	380,477
HCP, Inc.	79,403	3,234,084
Health Care REIT, Inc.	50,030	3,073,843
Healthcare Realty Trust, Inc.	15,240	342,748
Hersha Hospitality Trust	35,232	184,616
Highwoods Properties, Inc.	34,720	1,172,842
Home Properties, Inc.	13,482	777,911
Hospitality Properties Trust	36,063	974,422
Host Hotels & Resorts, Inc.	134,951	2,298,216
Hudson Pacific Properties, Inc.	7,728	154,174
ICADE	1,491	129,640
Inland Real Estate Corp.	14,439	141,647

The accompanying notes are an integral part of the financial statements.	235

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Intu Properties PLC	45,264	$214,454
Invesco Mortgage Capital, Inc.	22,431	343,419
Investors Real Estate Trust	17,818	145,217
iStar Financial, Inc. (I)	14,634	162,145
Japan Prime Realty Investment Corp.	55	157,569
Japan Real Estate Investment Corp.	42	445,828
Japan Retail Fund Investment Corp.	146	268,052
JAVELIN Mortgage Investment Corp.	2,977	37,123
Keppel REIT	16,620	15,475
Kilroy Realty Corp.	19,446	948,770
Kimco Realty Corp.	71,411	1,430,362
Kite Realty Group Trust	16,789	96,873
Klepierre	6,767	267,916
Land Securities Group PLC	55,682	761,944
LaSalle Hotel Properties	16,270	431,643
Lexington Realty Trust	28,579	334,946
Liberty Property Trust	36,404	1,259,578
LTC Properties, Inc.	5,979	211,836
Mack-Cali Realty Corp.	21,557	465,631
Medical Properties Trust, Inc.	25,373	293,058
Mirvac Group	158,972	231,377
Mission West Properties, Inc.	3,218	64
Monmouth Real Estate
Investment Corp., Class A	8,581	77,057
MPG Office Trust, Inc. (I)	11,738	36,505
National Health Investments, Inc.	4,233	232,392
National Retail Properties, Inc.	30,547	935,655
New Residential Investment Corp.	39,808	252,781
New York Mortgage Trust, Inc.	11,497	69,442
Nippon Building Fund, Inc.	49	531,770
Nippon Prologis REIT, Inc.	18	157,333
Nomura Real Estate Office Fund, Inc.	25	106,883
NorthStar Realty Finance Corp.	33,649	294,765
Omega Healthcare Investors, Inc.	29,977	851,347
One Liberty Properties, Inc.	2,436	52,057
Parkway Properties, Inc.	7,595	124,178
Pebblebrook Hotel Trust	10,558	270,285
Pennsylvania Real Estate Investment Trust	11,699	217,016
PennyMac Mortgage Investment Trust	9,886	208,100
Plum Creek Timber Company, Inc.	28,408	1,258,758
Potlatch Corp.	17,422	671,792
Prologis, Inc.	87,639	3,088,398
PS Business Parks, Inc.	3,141	228,256
Public Storage	25,273	3,858,429
RAIT Financial Trust	12,403	76,651
Ramco-Gershenson Properties Trust	10,330	149,578
Rayonier, Inc.	32,524	1,796,626
Realty Income Corp.	50,644	2,000,438
Redwood Trust, Inc.	14,060	250,127
Regency Centers Corp.	23,641	1,124,130
Resource Capital Corp.	21,658	126,050
Retail Opportunity Investments Corp.	11,388	147,361
RioCan Real Estate Investment Trust	3,277	73,268
RLJ Lodging Trust	20,979	482,097
Rouse Properties, Inc.	3,915	72,584
Ryman Hospitality Properties	7,456	246,346
Sabra Health Care REIT, Inc.	6,453	142,676
Saul Centers, Inc.	1,447	62,814
Segro PLC	50,088	226,476
Select Income REIT	2,828	68,805
Senior Housing Properties Trust	48,538	1,104,240
Shopping Centres Australasia Property Group	13,034	18,020
Silver Bay Realty Trust Corp.	2,730	43,052

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Simon Property Group, Inc.	54,954	$8,002,951
SL Green Realty Corp.	23,639	2,061,084
Sovran Self Storage, Inc.	5,306	351,629
Spirit Realty Capital, Inc.	18,609	162,084
STAG Industrial, Inc.	7,059	141,180
Stockland	94,413	311,789
Strategic Hotels & Resorts, Inc. (I)	31,035	251,694
Summit Hotel Properties, Inc.	11,467	109,395
Sun Communities, Inc.	6,123	263,105
Sunstone Hotel Investors, Inc. (I)	27,894	335,565
Taubman Centers, Inc.	16,457	1,109,366
Terreno Realty Corp.	3,790	66,552
The Geo Group, Inc.	12,127	378,484
The Link REIT	175,425	802,918
The Macerich Company	24,227	1,363,496
UDR, Inc.	64,712	1,461,844
UMH Properties, Inc.	4,806	46,138
Unibail-Rodamco SE	724	162,456
Unibail-Rodamco SE (Amsterdam
Stock Exchange)	5,830	1,308,178
United Urban Investment Corp.	161	207,204
Universal Health Realty Income Trust	2,255	90,448
Urstadt Biddle Properties, Inc., Class A	4,898	95,658
Ventas, Inc.	51,115	3,182,420
Vornado Realty Trust	29,668	2,412,008
Washington Real Estate Investment Trust	11,284	274,878
Weingarten Realty Investors	28,923	830,379
Western Asset Mortgage Capital Corp.	4,283	66,858
Westfield Group	90,932	892,829
Westfield Retail Trust	131,141	339,135
Weyerhaeuser Company	95,545	2,616,022
Whitestone REIT	2,826	40,073
Winthrop Realty Trust	5,821	69,153

		105,130,942
Real Estate Management & Development - 0.6%
Aeon Mall Company, Ltd.	7,800	202,740
Agile Property Holdings, Ltd.	139,211	147,599
Alexander & Baldwin, Inc. (I)	18,472	664,438
Altisource Residential Corp., Class B (I)	4,515	85,559
American Realty Capital Properties, Inc.	25,380	340,346
AV Homes, Inc. (I)	2,023	32,530
Ayala Land, Inc.	513,245	303,012
BR Malls Participacoes SA	26,500	201,031
BR Properties SA	13,100	99,652
Brookfield Asset Management, Inc. (L)	12,454	430,741
Brookfield Office Properties, Inc. (L)	6,180	98,864
Bumi Serpong Damai PT	540,500	64,523
CapitaLand, Ltd.	146,500	348,750
CapitaMalls Asia, Ltd.	90,000	126,225
CBRE Group, Inc., Class A (I)	53,288	1,165,409
Central Pattana PCL	75,100	86,322
Cheung Kong Holdings, Ltd.	104,000	1,481,848
China Overseas Grand Oceans Group, Ltd.	76,000	99,249
China Overseas Land & Investment, Ltd.	416,397	1,225,238
China Resources Land, Ltd.	211,211	574,939
China Vanke Co., Ltd.	136,300	273,938
City Developments, Ltd.	23,000	178,385
Consolidated-Tomoka Land Company	977	35,270
Country Garden Holdings Company, Ltd.	469,467	294,568
Daito Trust Construction Company, Ltd.	5,100	465,400
Daiwa House Industry Company, Ltd.	41,000	734,613
Evergrande Real Estate Group, Ltd. (I)(L)	647,000	273,005
Farglory Land Development Company, Ltd.	28,000	50,468

The accompanying notes are an integral part of the financial statements.	236

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
First Capital Realty, Inc. (L)	2,100	$33,515
Forestar Group, Inc. (I)	5,998	119,720
Franshion Properties China, Ltd.	382,000	132,473
Global Logistic Properties, Ltd.	179,000	377,421
Greentown China Holdings, Ltd.	67,500	126,316
Guangzhou R&F Properties Company, Ltd.,
H Shares	94,400	153,038
Hang Lung Properties, Ltd.	171,000	531,588
Henderson Land Development Company, Ltd.	81,326	474,883
Highwealth Construction Corp.	34,000	75,146
Hulic Company, Ltd. (I)	18,800	230,452
Hysan Development Company, Ltd.	51,557	223,825
Immoeast AG (I)	14,582	0
IMMOFINANZ AG (I)	71,677	282,642
Jones Lang LaSalle, Inc.	11,380	935,891
Kennedy-Wilson Holdings, Inc.	9,214	169,906
Keppel Land, Ltd.	41,970	110,495
Kerry Properties, Ltd.	51,268	206,770
Lend Lease Corp.	23,671	200,412
Lippo Karawaci Tbk PT	1,465,000	153,830
Longfor Properties Company, Ltd.	138,000	229,775
LSR Group	3,358	14,101
Mitsubishi Estate Company, Ltd.	88,000	2,276,213
Mitsui Fudosan Company, Ltd.	59,000	1,848,127
Multiplan Empreendimentos Imobiliarios SA	5,200	104,482
New World Development Company, Ltd.	281,257	391,845
Nomura Real Estate Holdings, Inc.	8,700	198,103
NTT Urban Development Corp.	81	95,156
Poly Property Group Company, Ltd.	207,000	124,545
Redefine Income Fund, Ltd.	132,264	117,838
Ruentex Development Company, Ltd.	50,000	98,321
Shimao Property Holdings, Ltd.	143,500	363,047
Shui On Land, Ltd.	351,959	109,153
Sino Land Company, Ltd.	229,075	305,245
Sino-Ocean Land Holdings, Ltd.	307,858	181,742
SM Prime Holdings, Ltd.	593,771	213,935
SOHO China, Ltd.	201,000	170,419
Sumitomo Realty &
Development Company, Ltd.	25,000	1,092,655
Sun Hung Kai Properties, Ltd.	118,500	1,529,548
Swire Pacific, Ltd.	52,500	599,312
Swire Properties, Ltd.	96,800	269,668
Swiss Prime Site AG (I)	3,685	270,441
Tejon Ranch Company (I)	2,413	71,690
Thomas Properties Group, Inc.	5,079	27,935
Tokyo Tatemono Company, Ltd.	29,000	245,346
Tokyu Land Corp.	30,000	276,588
UEM Sunrise BHD	189,455	144,573
UOL Group, Ltd.	30,000	149,506
Wharf Holdings, Ltd.	113,625	927,194
Wheelock and Company, Ltd.	70,000	356,883
Yuexiu Property Company, Ltd.	560,000	158,045

		27,584,416
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp. (L)	36,030	443,169
Banc of California, Inc.	2,472	32,878
Bank Mutual Corp.	9,093	54,012
BankFinancial Corp.	3,185	26,754
Beneficial Mutual Bancorp, Inc. (I)	5,878	54,430
Berkshire Hills Bancorp, Inc.	4,464	110,930
BofI Holding, Inc. (I)	2,163	140,098
Brookline Bancorp, Inc.	12,753	115,415
Capitol Federal Financial, Inc.	25,025	306,306

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Charter Financial Corp.	4,732	$48,787
Dime Community Bancshares, Inc.	5,952	94,756
ESB Financial Corp.	1,978	23,400
ESSA Bancorp, Inc.	2,625	27,983
EverBank Financial Corp. (L)	13,400	188,404
Federal Agricultural Mortgage Corp., Class C	1,894	63,733
First Defiance Financial Corp.	1,948	47,745
First Financial Northwest, Inc.	3,625	38,606
Flagstar Bancorp, Inc. (I)	3,577	51,867
Fox Chase Bancorp, Inc.	2,854	48,176
Franklin Financial Corp.	2,251	40,338
Home Bancorp, Inc. (I)	1,693	28,883
Home Federal Bancorp, Inc.	2,383	30,431
Home Loan Servicing Solutions, Ltd.	9,639	219,769
HomeStreet, Inc.	2,264	44,442
Hudson City Bancorp, Inc.	84,430	775,912
Kearny Financial Corp. (I)	3,123	30,543
Meridian Interstate Bancorp, Inc. (I)	2,075	40,712
MGIC Investment Corp. (I)	55,214	398,645
New York Community Bancorp, Inc.	113,775	1,666,804
Northfield Bancorp, Inc.	10,619	127,428
Northwest Bancshares, Inc. (L)	16,212	216,268
OceanFirst Financial Corp.	3,052	49,778
Oritani Financial Corp. (L)	8,338	129,322
People’s United Financial, Inc. (L)	59,705	849,005
Provident Financial Holdings, Inc.	1,893	33,639
Provident Financial Services, Inc.	10,264	166,072
Provident New York Bancorp	8,007	81,511
Radian Group, Inc. (L)	29,507	399,820
Rockville Financial, Inc.	5,664	73,915
Roma Financial Corp. (I)	1,574	28,269
Territorial Bancorp, Inc.	2,398	52,540
TrustCo Bank Corp.	17,587	102,708
United Financial Bancorp, Inc.	3,791	59,367
ViewPoint Financial Group	6,834	135,928
Walker & Dunlop, Inc. (I)	3,035	44,099
Washington Federal, Inc.	26,890	561,732
Westfield Financial, Inc.	4,755	31,288
WSFS Financial Corp.	1,395	83,142

		8,419,759

		809,324,512
Health Care - 10.9%
Biotechnology - 1.7%
ACADIA Pharmaceuticals, Inc. (I)	12,078	241,077
Achillion Pharmaceuticals, Inc. (I)	16,956	109,366
Acorda Therapeutics, Inc. (I)	6,953	234,942
Actelion, Ltd. (I)	7,724	525,061
Aegerion Pharmaceuticals, Inc. (I)	4,929	427,246
Alexion Pharmaceuticals, Inc. (I)	34,198	3,685,176
Alnylam Pharmaceuticals, Inc. (I)	9,955	515,669
AMAG Pharmaceuticals, Inc. (I)	3,888	91,990
Amgen, Inc.	131,124	14,284,649
Anacor Pharmaceuticals, Inc. (I)(L)	5,067	51,227
Arena Pharmaceuticals, Inc. (I)(L)	37,416	239,837
Arqule, Inc. (I)	12,162	33,932
Array BioPharma, Inc. (I)	20,670	115,959
Astex Pharmaceuticals (I)	16,520	108,206
AVEO Pharmaceuticals, Inc. (I)	10,272	21,777
Biogen Idec, Inc. (I)	41,402	8,819,454
Biotime, Inc. (I)(L)	7,430	28,085
Celgene Corp. (I)	73,363	10,269,353
Cell Therapeutics, Inc. (I)(L)	22,832	25,115

The accompanying notes are an integral part of the financial statements.	237

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Celldex Therapeutics, Inc. (I)(L)	13,856	$300,952
Cepheid, Inc. (I)(L)	11,593	414,798
Chelsea Therapeutics International, Ltd. (I)(L)	12,969	38,518
ChemoCentryx, Inc. (I)	4,458	36,110
Chimerix, Inc. (I)	1,555	24,507
Clovis Oncology, Inc. (I)	2,380	153,510
Coronado Biosciences, Inc. (I)(L)	4,343	35,395
CSL, Ltd.	22,004	1,331,130
Curis, Inc. (I)(L)	14,998	65,691
Cytokinetics, Inc. (I)	4,561	47,754
Cytori Therapeutics, Inc. (I)(L)	12,690	26,649
Dendreon Corp. (I)(L)	27,189	77,217
Dyax Corp. (I)	19,876	88,846
Dynavax Technologies Corp. (I)(L)	35,281	44,807
Elan Corp. PLC (I)	25,826	390,599
Elan Corp. PLC (European
Composite Exchange) (I)	9,995	151,187
Emergent Biosolutions, Inc. (I)	4,519	79,444
Epizyme, Inc. (I)(L)	979	27,167
Exact Sciences Corp. (I)(L)	10,975	126,981
Exelixis, Inc. (I)(L)	31,905	159,844
Galena Biopharma, Inc. (I)(L)	16,041	35,611
Genomic Health, Inc. (I)(L)	2,871	90,494
Geron Corp. (I)(L)	25,591	36,595
Gilead Sciences, Inc. (I)	266,721	16,075,275
Grifols SA	8,670	348,179
GTx, Inc. (I)(L)	5,190	8,045
Halozyme Therapeutics, Inc. (I)(L)	15,761	130,974
Hyperion Therapeutics, Inc. (I)(L)	1,569	38,252
Idenix Pharmaceuticals, Inc. (I)(L)	17,920	85,658
Immunogen, Inc. (I)(L)	14,576	233,216
Immunomedics, Inc. (I)(L)	13,195	78,510
Infinity Pharmaceuticals, Inc. (I)	8,297	153,577
Insmed, Inc. (I)	5,045	76,734
Intercept Pharmaceuticals, Inc. (I)	1,146	52,418
InterMune, Inc. (I)	14,191	202,789
Ironwood Pharmaceuticals, Inc. (I)(L)	16,145	188,089
Isis Pharmaceuticals, Inc. (I)(L)	19,221	496,478
Keryx Biopharmaceuticals, Inc. (I)(L)	14,046	119,812
Kythera Biopharmaceuticals, Inc. (I)(L)	1,858	49,051
Lexicon Pharmaceuticals, Inc. (I)(L)	40,124	99,909
Ligand Pharmaceuticals, Inc., Class B (I)(L)	3,034	145,905
MannKind Corp. (I)(L)	25,758	149,139
Merrimack Pharmaceuticals, Inc. (I)(L)	15,793	53,380
Mimedx Group, Inc. (I)(L)	14,635	90,298
Momenta Pharmaceuticals, Inc. (I)	8,258	116,355
Nanosphere, Inc. (I)(L)	8,286	17,401
Neurocrine Biosciences, Inc. (I)	11,409	166,229
NewLink Genetics Corp. (I)	3,138	54,319
Novavax, Inc. (I)(L)	24,978	78,681
Novozymes A/S, B shares	14,267	519,956
NPS Pharmaceuticals, Inc. (I)(L)	17,214	432,071
OncoGenex Pharmaceuticals, Inc. (I)	3,208	28,712
Opko Health, Inc. (I)(L)	24,357	225,059
Orexigen Therapeutics, Inc. (I)	16,680	114,425
Osiris Therapeutics, Inc. (I)	3,047	53,170
OvaScience, Inc. (I)	1,852	21,335
PDL BioPharma, Inc. (L)	23,103	183,438
Peregrine Pharmaceuticals, Inc. (I)	25,792	35,335
Portola Pharmaceuticals, Inc. (I)	1,602	36,205
Progenics Pharmaceuticals, Inc. (I)	9,428	52,420
Prothena Corp. PLC (I)	3,296	66,052
Puma Biotechnology, Inc. (I)(L)	3,828	193,850

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Raptor Pharmaceutical Corp. (I)(L)	9,626	$130,336
Regeneron Pharmaceuticals, Inc. (I)	13,409	3,249,135
Repligen Corp. (I)(L)	5,614	54,793
Rigel Pharmaceuticals, Inc. (I)	16,109	50,743
Sangamo Biosciences, Inc. (I)	9,624	94,989
Sarepta Therapeutics, Inc. (I)(L)	5,461	186,384
Spectrum Pharmaceuticals, Inc. (L)	10,689	81,878
Stemline Therapeutics, Inc. (I)(L)	1,726	59,806
Sunesis Pharmaceuticals, Inc. (I)(L)	6,284	30,226
Synageva BioPharma Corp. (I)(L)	2,990	140,261
Synergy Pharmaceuticals, Inc. (I)(L)	14,368	63,794
Synta Pharmaceuticals Corp. (I)(L)	7,464	44,038
Targacept, Inc. (I)	5,954	30,484
TESARO, Inc. (I)	2,370	81,955
Threshold Pharmaceuticals, Inc. (I)	9,049	39,363
Trius Therapeutics, Inc. (I)	6,739	92,122
United Therapeutics Corp. (I)(L)	11,921	845,318
Vanda Pharmaceuticals, Inc. (I)	5,377	61,459
Verastem, Inc. (I)	2,859	39,311
Vertex Pharmaceuticals, Inc. (I)	60,254	4,528,088
Vical, Inc. (I)	13,732	17,714
XOMA Corp. (I)(L)	11,798	55,097
ZIOPHARM Oncology, Inc. (I)(L)	11,841	35,405

		74,895,327
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (L)	3,800	148,884
Abbott Laboratories	275,155	9,170,916
ABIOMED, Inc. (I)	6,806	160,281
Accuray, Inc. (I)(L)	13,444	88,999
Align Technology, Inc. (I)(L)	12,590	548,295
Analogic Corp.	2,017	150,549
AngioDynamics, Inc. (I)	4,260	46,434
Anika Therapeutics, Inc. (I)	2,309	53,430
Antares Pharma, Inc. (I)(L)	20,518	90,279
ArthroCare Corp. (I)	4,868	154,170
AtriCure, Inc. (I)	4,241	37,278
Atrion Corp.	221	52,819
Baxter International, Inc.	95,629	6,651,953
Becton, Dickinson and Company	34,093	3,319,976
Boston Scientific Corp. (I)	239,029	2,528,927
C.R. Bard, Inc.	13,387	1,537,765
Cantel Medical Corp.	5,602	145,092
Cardiovascular Systems, Inc. (I)	3,623	74,344
CareFusion Corp. (I)	38,933	1,395,748
Cerus Corp. (I)	12,891	67,420
Cochlear, Ltd.	2,524	128,433
Coloplast A/S	7,507	407,592
CONMED Corp.	4,653	144,662
Covidien PLC	82,669	4,910,539
CryoLife, Inc.	5,887	35,734
Cutera, Inc. (I)	2,862	26,760
Cyberonics, Inc. (I)(L)	4,758	242,039
Cynosure, Inc., Class A (I)	3,153	72,361
DENTSPLY International, Inc.	24,966	1,048,322
Derma Sciences, Inc. (I)(L)	2,716	38,133
DexCom, Inc. (I)	12,196	329,902
Edwards Lifesciences Corp. (I)(L)	20,100	1,414,638
Elekta AB, B Shares (L)	18,941	298,092
Endologix, Inc. (I)	11,172	176,741
Essilor International SA	14,346	1,546,238
Exactech, Inc. (I)	1,925	36,652
GenMark Diagnostics, Inc. (I)	5,346	61,479
Getinge AB, B Shares	9,845	338,949

The accompanying notes are an integral part of the financial statements.	238

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Globus Medical, Inc., Class A (I)	9,384	$165,346
Greatbatch, Inc. (I)	3,935	133,672
Haemonetics Corp. (I)(L)	8,629	343,866
HeartWare International, Inc. (I)	2,825	222,045
Hill-Rom Holdings, Inc.	15,423	526,541
Hologic, Inc. (I)	69,502	1,483,173
ICU Medical, Inc. (I)	2,196	156,970
IDEXX Laboratories, Inc. (I)(L)	13,963	1,310,009
Insulet Corp. (I)(L)	9,223	307,495
Integra LifeSciences Holdings Corp. (I)(L)	3,421	139,029
Intuitive Surgical, Inc. (I)	7,029	2,716,849
Invacare Corp.	5,496	82,495
MAKO Surgical Corp. (I)(L)	7,590	113,471
Masimo Corp. (L)	21,587	534,062
Medtronic, Inc.	177,148	9,167,409
Meridian Bioscience, Inc. (L)	7,061	158,802
Merit Medical Systems, Inc. (I)	7,464	95,539
Natus Medical, Inc. (I)	5,416	71,220
Navidea Biopharmaceuticals, Inc. (I)(L)	22,729	66,596
Neogen Corp. (I)	4,160	225,056
NuVasive, Inc. (I)	7,650	179,928
NxStage Medical, Inc. (I)	10,541	130,181
Olympus Corp. (I)	16,900	484,635
OraSure Technologies, Inc. (I)	10,297	49,220
Orthofix International NV (I)	3,356	74,067
PhotoMedex, Inc. (I)(L)	2,821	46,095
Quidel Corp. (I)	4,908	130,160
ResMed, Inc. (L)	36,767	1,736,873
Rochester Medical Corp. (I)	2,170	28,405
Rockwell Medical Technologies, Inc. (I)(L)	7,991	44,190
RTI Biologics, Inc. (I)	10,516	35,018
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	172,000	162,171
Smith & Nephew PLC	67,324	782,490
Solta Medical, Inc. (I)	14,716	30,609
Sonova Holding AG (I)	3,415	377,939
Spectranetics Corp. (I)	7,030	111,004
St. Jude Medical, Inc.	49,530	2,496,807
Staar Surgical Company (I)	6,705	85,086
STERIS Corp.	25,149	1,028,343
Stryker Corp.	50,628	3,386,507
SurModics, Inc. (I)	2,609	51,658
Symmetry Medical, Inc. (I)	6,729	52,823
Sysmex Corp.	5,100	294,255
Tearlab Corp. (I)	4,773	62,717
Teleflex, Inc.	10,610	817,819
Terumo Corp.	10,700	510,224
The Cooper Companies, Inc.	12,557	1,640,070
Thoratec Corp. (I)	24,537	876,707
Tornier BV (I)	4,622	87,726
Unilife Corp. (I)(L)	16,515	56,977
Utah Medical Products, Inc.	623	31,462
Varian Medical Systems, Inc. (I)(L)	19,116	1,346,722
Vascular Solutions, Inc. (I)	3,212	50,653
Volcano Corp. (I)	9,420	201,776
West Pharmaceutical Services, Inc.	5,787	427,949
William Demant Holdings A/S (I)	1,837	157,526
Wright Medical Group, Inc. (I)	6,834	164,494
Zimmer Holdings, Inc.	29,799	2,356,803

		76,288,559
Health Care Providers & Services - 1.7%
Acadia Healthcare Company, Inc. (I)(L)	6,077	232,931
Accretive Health, Inc. (I)	10,427	97,805

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Aetna, Inc.	66,639	$4,224,246
Air Methods Corp. (L)	6,705	274,369
Alfresa Holdings Corp.	2,900	136,970
Almost Family, Inc. (L)	1,746	32,947
Amedisys, Inc. (I)(L)	5,580	90,898
AmerisourceBergen Corp.	40,443	2,302,016
AMN Healthcare Services, Inc. (I)	8,026	109,154
Amsurg Corp. (I)	5,426	202,336
Bangkok Dusit Medical Services PCL	23,700	94,977
Bio-Reference Labs, Inc. (I)(L)	4,194	121,332
BioScrip, Inc. (I)	10,186	124,269
Capital Senior Living Corp. (I)	5,013	104,371
Cardinal Health, Inc.	59,709	3,002,169
Catamaran Corp. (I)	4,608	252,340
Celesio AG	7,247	151,060
Centene Corp. (I)	9,286	530,695
Chemed Corp. (L)	3,204	223,127
Chindex International, Inc. (I)	2,362	39,941
Cigna Corp.	50,108	3,942,999
Community Health Systems, Inc.	24,326	955,039
Corvel Corp. (I)	2,208	72,732
Cross Country Healthcare, Inc. (I)	5,603	31,657
DaVita HealthCare Partners, Inc. (I)	14,788	1,589,858
Emeritus Corp. (I)	7,067	154,131
ExamWorks Group, Inc. (I)(L)	5,373	126,266
Express Scripts Holding Company (I)	143,405	9,160,711
Five Star Quality Care, Inc. (I)	8,037	41,712
Fresenius Medical Care AG &
Company KGaA	18,055	1,173,877
Fresenius SE & Company KGaA	10,629	1,279,128
Gentiva Health Services, Inc. (I)	5,715	65,551
Hanger, Inc. (I)	5,857	179,868
Health Management
Associates, Inc., Class A (I)	66,927	860,681
Health Net, Inc. (I)	20,477	617,996
HealthSouth Corp. (I)	14,741	463,752
Healthways, Inc. (I)(L)	5,887	112,324
Henry Schein, Inc. (I)(L)	22,487	2,272,311
Humana, Inc.	27,747	2,554,944
IHH Healthcare BHD (I)	266,909	326,026
IPC The Hospitalist Company, Inc. (I)	2,902	149,279
Kindred Healthcare, Inc.	9,165	134,726
Laboratory Corp. of America Holdings (I)	16,247	1,555,163
Landauer, Inc.	1,735	82,378
LHC Group, Inc. (I)	2,225	50,352
Life Healthcare Group Holdings, Ltd.	48,558	166,757
LifePoint Hospitals, Inc. (I)	12,230	553,163
Magellan Health Services, Inc. (I)	4,533	254,800
McKesson Corp.	39,686	4,818,277
Medipal Holdings Corp.	9,500	105,736
MEDNAX, Inc. (I)	12,909	1,256,949
Miraca Holdings, Inc.	3,900	173,424
Molina Healthcare, Inc. (I)	4,832	161,340
MWI Veterinary Supply, Inc. (I)	2,199	334,424
National Healthcare Corp.	1,422	65,611
National Research Corp., Class A (I)	1,698	27,830
Netcare, Ltd.	51,206	115,646
Odontoprev SA	17,200	63,510
Omnicare, Inc.	27,078	1,472,231
Owens & Minor, Inc. (L)	26,960	919,606
Patterson Companies, Inc.	14,366	572,916
PharMerica Corp. (I)	5,082	62,509
Qualicorp SA (I)	12,800	100,052

The accompanying notes are an integral part of the financial statements.	239

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc. (L)	27,735	$1,625,826
Ramsay Health Care, Ltd.	6,418	212,616
Select Medical Holdings Corp.	8,249	69,869
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	73,200	138,478
Sinopharm Group Company, Ltd., H Shares	102,800	256,054
Skilled Healthcare Group, Inc., Class A (I)	4,061	19,655
Sonic Healthcare, Ltd.	16,975	233,217
Suzuken Company, Ltd.	5,000	153,741
Team Health Holdings, Inc. (I)	11,674	448,632
Tenet Healthcare Corp. (I)	18,287	714,107
The Ensign Group, Inc.	3,287	127,043
The Providence Service Corp. (I)	1,915	51,399
Triple-S Management Corp., Class B (I)	4,023	75,029
UnitedHealth Group, Inc.	179,580	12,883,069
Universal American Corp.	6,753	49,297
Universal Health Services, Inc., Class B	23,019	1,559,537
US Physical Therapy, Inc.	2,182	60,070
Vanguard Health Systems, Inc. (I)	5,920	124,024
VCA Antech, Inc. (I)	22,849	623,549
WellCare Health Plans, Inc. (I)	18,615	1,185,217
WellPoint, Inc.	51,646	4,397,140

		76,533,764
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	45,747	665,161
athenahealth, Inc. (I)(L)	6,265	660,895
Cerner Corp. (I)(L)	51,282	2,362,049
Computer Programs & Systems, Inc.	1,855	101,951
Greenway Medical Technologies, Inc. (I)	2,831	38,558
HealthStream, Inc. (I)	3,536	117,218
HMS Holdings Corp. (I)(L)	37,671	941,398
M3, Inc.	50	130,166
MedAssets, Inc. (I)	10,546	236,441
Medidata Solutions, Inc. (I)	4,544	406,415
Merge Healthcare, Inc. (I)	12,404	32,871
Omnicell, Inc. (I)	5,857	127,331
Quality Systems, Inc. (L)	6,922	143,216
Vocera Communications, Inc. (I)(L)	3,915	63,462

		6,027,132
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (I)(L)	12,643	70,422
Agilent Technologies, Inc.	60,767	2,834,173
Albany Molecular Research, Inc. (I)	4,064	44,745
Bio-Rad Laboratories, Inc., Class A (I)	5,227	595,930
Cambrex Corp. (I)	5,394	73,520
Charles River
Laboratories International, Inc. (I)	12,653	582,671
Covance, Inc. (I)	14,421	1,168,678
Fluidigm Corp. (I)	4,761	97,410
Furiex Pharmaceuticals, Inc. (I)	1,258	48,383
Harvard Bioscience, Inc. (I)	5,379	26,572
Life Technologies Corp. (I)	30,139	2,242,643
Lonza Group AG (I)	3,437	243,429
Luminex Corp. (I)	6,498	131,909
Mettler-Toledo International, Inc. (I)	7,791	1,715,812
Neogenomics, Inc. (I)(L)	6,809	14,707
PAREXEL International Corp. (I)	9,700	450,371
PerkinElmer, Inc.	19,713	709,077
QIAGEN NV (I)	20,155	404,946
Sequenom, Inc. (I)(L)	20,331	59,367
Techne Corp.	8,936	692,629
Thermo Fisher Scientific, Inc. (L)	62,633	5,563,689

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Waters Corp. (I)	14,934	$1,476,226

		19,247,309
Pharmaceuticals - 5.2%
AbbVie, Inc.	276,949	11,800,797
Acelrx Pharmaceuticals, Inc. (I)	3,917	38,817
Actavis, Inc. (I)	22,392	3,026,951
Akorn, Inc. (I)(L)	10,319	185,432
Allergan, Inc.	52,282	4,620,683
Ampio Pharmaceuticals, Inc. (I)(L)	5,610	40,055
Aspen Pharmacare Holdings, Ltd. (I)	13,503	309,938
Astellas Pharma, Inc.	31,300	1,593,375
AstraZeneca PLC	88,756	4,365,648
Auxilium Pharmaceuticals, Inc. (I)	8,662	151,152
AVANIR Pharmaceuticals, Inc., Class A (I)(L)	25,226	128,653
Bayer AG	70,455	7,823,763
Bristol-Myers Squibb Company	289,650	12,075,509
Cadence Pharmaceuticals, Inc. (I)	11,227	61,187
Celltrion, Inc. (I)	5,227	212,184
Cempra, Inc. (I)	3,752	33,768
Chugai Pharmaceutical Company, Ltd.	15,700	320,881
Daiichi Sankyo Company, Ltd.	47,300	809,812
Dainippon Sumitomo Pharma Company, Ltd.	11,200	142,673
Depomed, Inc. (I)	10,429	74,776
Dr. Reddy’s Laboratories, Ltd., ADR (L)	37,340	1,242,302
Eisai Company, Ltd.	17,700	718,703
Eli Lilly & Company	174,919	8,990,837
Endo Health Solutions, Inc. (I)	28,967	1,190,254
Endocyte, Inc. (I)(L)	5,438	78,090
Forest Laboratories, Inc. (I)	41,058	1,746,197
Genomma Lab Internacional
SAB de CV (I)(L)	28,900	62,619
GlaxoSmithKline PLC	352,584	8,987,129
Hi-Tech Pharmacal Company, Inc.	1,987	85,660
Hisamitsu Pharmaceutical Company, Inc.	4,300	229,608
Hospira, Inc. (I)	29,165	1,138,310
Impax Laboratories, Inc. (I)	11,855	241,605
Johnson & Johnson	493,167	42,614,560
Kalbe Farma Tbk PT	1,653,810	202,779
Kyowa Hakko Kogyo Company, Ltd.	15,737	158,141
Lannett Company, Inc. (I)	3,052	40,470
Mallinckrodt PLC (I)	15,178	662,520
Merck & Company, Inc.	529,531	25,041,521
Merck KGaA	5,505	836,462
Mitsubishi Tanabe Pharma Corp.	15,800	214,663
Mylan, Inc. (I)	65,136	2,301,906
Nektar Therapeutics (I)	20,000	243,600
Novartis AG	152,633	11,130,259
Novo Nordisk A/S, Class B	24,078	4,022,088
Omeros Corp. (I)(L)	5,928	29,818
Ono Pharmaceutical Company, Ltd.	5,800	348,268
Optimer Pharmaceuticals, Inc. (I)(L)	8,381	104,846
Orion OYJ	7,367	170,683
Otsuka Holdings Company, Ltd.	25,500	788,109
Pacira Pharmaceuticals, Inc. (I)	4,773	172,878
Perrigo Company (L)	15,477	1,881,229
Pfizer, Inc.	1,172,248	33,069,116
Pharmstandard OJSC, GDR (I)	1,827	27,021
Pozen, Inc. (I)	5,198	26,874
Questcor Pharmaceuticals, Inc.	8,872	591,585
Ranbaxy Laboratories, Ltd., GDR (I)	334	2,069
Ranbaxy Laboratories, Ltd., GDR
(German Exchange) (I)	33,151	193,789

The accompanying notes are an integral part of the financial statements.	240

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Ranbaxy Laboratories, Ltd., GDR
(London Exchange) (I)	34,181	$211,751
Repros Therapeutics, Inc. (I)(L)	3,231	68,303
Roche Holdings AG	46,692	11,647,282
Sagent Pharmaceuticals, Inc. (I)	3,088	68,121
Salix Pharmaceuticals, Ltd. (I)	13,434	899,272
Sanofi	81,895	7,867,713
Santarus, Inc. (I)	9,504	214,030
Santen Pharmaceutical Company, Ltd.	5,200	241,206
Sciclone Pharmaceuticals, Inc. (I)	10,065	52,841
ScinoPharm Taiwan, Ltd.	15,600	43,455
Shionogi & Company, Ltd.	21,000	407,995
Shire PLC	39,627	1,456,651
Sihuan Pharmaceutical Holdings Group, Ltd.	207,000	155,362
Sino Biopharmaceutical	304,000	215,372
Taisho Pharmaceutical
Holdings Company, Ltd.	2,200	146,264
Takeda Pharmaceutical Company, Ltd.	55,500	2,513,808
The Medicines Company (I)	9,614	303,899
TherapeuticsMD, Inc. (I)	14,437	30,029
Tsumura & Company, Ltd.	4,200	112,379
UCB SA	3,813	221,694
Valeant Pharmaceuticals International, Inc. (I)	6,914	680,044
ViroPharma, Inc. (I)	11,035	332,705
Vivus, Inc. (I)(L)	17,325	217,082
XenoPort, Inc. (I)	7,971	38,978
Yuhan Corp.	673	118,712
Zoetis, Inc.	88,468	2,578,842

		228,246,412

		481,238,503
Industrials - 10.7%
Aerospace & Defense - 2.0%
AAR Corp.	6,782	170,160
Aerovironment, Inc. (I)(L)	3,283	71,931
Alliant Techsystems, Inc. (L)	8,306	803,689
American Science & Engineering, Inc.	1,391	78,425
Astronics Corp. (I)	2,265	105,390
AviChina Industry & Technology
Company, Ltd., H Shares	200,000	101,632
B/E Aerospace, Inc. (I)	27,029	1,843,108
BAE Systems PLC	230,689	1,555,477
Bombardier, Inc., Class B	32,057	145,783
CAE, Inc.	5,772	61,704
Cobham PLC	74,705	329,598
Cubic Corp.	3,388	170,111
Curtiss-Wright Corp.	7,965	332,618
DigitalGlobe, Inc. (I)	12,825	387,315
Ducommun, Inc. (I)	1,964	51,359
Embraer SA	38,300	314,304
Engility Holdings, Inc. (I)	3,070	103,336
Esterline Technologies Corp. (I)	13,396	1,021,981
European Aeronautic Defence &
Space Company NV	40,287	2,317,227
Exelis, Inc.	48,555	714,244
Finmeccanica SpA (I)(L)	38,755	198,224
GenCorp, Inc. (I)(L)	10,519	158,521
General Dynamics Corp.	58,186	4,843,985
HEICO Corp. (L)	9,141	571,313
Honeywell International, Inc.	138,907	11,052,830
Huntington Ingalls Industries, Inc.	12,942	819,487
Korea Aerospace Industries, Ltd.	3,490	84,571
Kratos Defense & Security Solutions, Inc. (I)	8,696	73,394

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
L-3 Communications Holdings, Inc.	15,702	$1,418,362
LMI Aerospace, Inc. (I)	2,215	26,779
Lockheed Martin Corp.	46,872	5,738,070
Meggitt PLC	54,928	448,167
Moog, Inc., Class A (I)	6,285	319,278
National Presto Industries, Inc. (L)	855	58,978
Northrop Grumman Corp.	41,498	3,829,020
Orbital Sciences Corp. (I)	10,314	179,051
Precision Castparts Corp.	25,648	5,417,884
Raytheon Company	57,078	4,304,252
Rockwell Collins, Inc. (L)	24,081	1,704,212
Rolls-Royce Holdings PLC (I)	135,847	2,341,006
Safran SA	17,283	958,401
Singapore Technologies Engineering, Ltd.	92,000	284,668
Sparton Corp. (I)	1,984	37,240
Taser International, Inc. (I)	9,538	111,022
Teledyne Technologies, Inc. (I)	6,356	490,493
Textron, Inc.	47,551	1,281,024
Thales SA	6,023	296,449
The Boeing Company	119,217	12,389,031
The KEYW Holding Corp. (I)(L)	5,992	69,148
Triumph Group, Inc.	13,314	958,209
United Technologies Corp.	149,088	14,923,709
Zodiac Aerospace	2,325	336,629

		86,402,799
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	9,355	59,966
Atlas Air Worldwide Holdings, Inc. (I)	4,423	204,343
C.H. Robinson Worldwide, Inc. (L)	28,227	1,605,269
Deutsche Post AG	77,256	2,231,796
Echo Global Logistics, Inc. (I)	3,268	70,752
Expeditors International of Washington, Inc.	35,892	1,455,780
FedEx Corp.	51,251	5,502,307
Forward Air Corp.	5,297	195,089
Hub Group, Inc., Class A (I)	6,428	238,800
Hyundai Glovis Company, Ltd.	1,134	190,844
Pacer International, Inc. (I)	6,954	42,628
Park-Ohio Holdings Corp. (I)	1,521	52,581
TNT Express NV	11,533	101,645
Toll Holdings, Ltd.	26,949	130,208
United Parcel Service, Inc., Class B	125,308	10,723,859
UTi Worldwide, Inc.	42,429	700,503
XPO Logistics, Inc. (I)	3,265	74,964
Yamato Transport Company, Ltd.	25,900	554,578

		24,135,912
Airlines - 0.2%
Air China, Ltd., H Shares	189,466	120,302
AirAsia BHD	155,446	122,112
Alaska Air Group, Inc.	18,128	1,026,407
Allegiant Travel Company	2,549	240,906
ANA Holdings, Inc.	82,000	166,332
Cathay Pacific Airways, Ltd.	92,000	158,365
China Airlines, Ltd. (I)	249,000	87,122
China Southern Airlines Company, Ltd.,
H Shares	192,000	65,437
Deutsche Lufthansa AG (I)	19,593	349,785
easyJet PLC	13,136	251,000
Eva Airways Corp. (I)	156,000	82,489
Hawaiian Holdings, Inc. (I)(L)	9,522	66,654
International Consolidated
Airlines Group SA (I)	52,045	231,050
Japan Airlines Company, Ltd.	4,200	221,791

The accompanying notes are an integral part of the financial statements.	241

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
JetBlue Airways Corp. (I)(L)	97,765	$601,255
Korean Air Lines Company, Ltd. (I)	3,297	83,758
Qantas Airways, Ltd. (I)	52,173	63,386
Republic Airways Holdings, Inc. (I)	8,579	95,827
Ryanair Holdings PLC, ADR (L)	2,560	121,498
Singapore Airlines, Ltd.	11,140	82,695
Singapore Airlines, Ltd. (Board Lot 200)	31,000	236,392
SkyWest, Inc.	8,991	115,894
Southwest Airlines Company	126,746	1,623,616
Spirit Airlines, Inc. (I)	10,302	321,113
Turk Hava Yollari	33,081	102,083
US Airways Group, Inc. (I)	27,947	451,624

		7,088,893
Building Products - 0.2%
AAON, Inc.	4,884	113,895
American Woodmark Corp. (I)	1,784	62,208
Apogee Enterprises, Inc.	4,984	139,054
Asahi Glass Company, Ltd.	71,000	413,985
Assa Abloy AB, Series B	15,527	661,157
Builders FirstSource, Inc. (I)	8,471	48,115
Cie de Saint-Gobain	27,243	1,272,442
Daikin Industries, Ltd.	16,500	790,014
Fortune Brands Home & Security, Inc.	42,586	1,568,868
Geberit AG (I)	2,471	600,572
Gibraltar Industries, Inc. (I)	5,335	68,715
Griffon Corp.	7,726	85,218
Insteel Industries, Inc.	3,363	53,774
KCC Corp.	408	153,178
Lennox International, Inc.	11,835	812,473
LIXIL Group Corp.	18,700	375,786
Masco Corp.	62,533	1,183,124
NCI Building Systems, Inc. (I)	3,510	42,050
Nortek, Inc. (I)	1,568	104,978
Patrick Industries, Inc. (I)	1,281	34,689
PGT, Inc. (I)	6,140	62,505
Ply Gem Holdings, Inc. (I)	2,426	37,215
Quanex Building Products Corp. (L)	6,289	104,649
Simpson Manufacturing Company, Inc. (L)	6,891	215,482
Taiwan Glass Industrial Corp.	73,395	67,044
TOTO, Ltd.	21,000	258,891
Trex Company, Inc. (I)	2,922	129,357
Universal Forest Products, Inc.	3,407	127,558
USG Corp. (I)	13,063	304,890

		9,891,886
Commercial Services & Supplies - 0.6%
A.T. Cross Company, Class A (I)	1,943	41,425
ABM Industries, Inc.	9,222	222,711
ACCO Brands Corp. (I)	19,666	129,599
Acorn Energy, Inc. (L)	3,580	21,480
Aggreko PLC	18,712	471,101
ARC Document Solutions, Inc. (I)	7,407	31,628
Babcock International Group PLC	25,373	447,468
Brambles, Ltd.	65,492	510,062
Casella Waste Systems, Inc., Class A (I)	7,940	41,844
CECO Environmental Corp.	2,223	29,610
Cenveo, Inc. (I)(L)	12,324	34,507
China Everbright International, Ltd.	229,000	215,540
Cintas Corp. (L)	18,234	870,856
Clean Harbors, Inc. (I)	13,904	790,164
Consolidated Graphics, Inc. (I)	1,289	68,962
Copart, Inc. (I)	27,519	874,279
Courier Corp.	2,603	40,607

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Dai Nippon Printing Company, Ltd.	39,000	$377,555
Deluxe Corp. (L)	21,730	855,076
Edenred	13,675	408,886
EnerNOC, Inc. (I)	4,624	67,094
Ennis, Inc.	4,556	81,142
G&K Services, Inc., Class A	3,263	167,849
G4S PLC	99,722	401,802
Healthcare Services Group, Inc.	11,707	283,426
Heritage-Crystal Clean, Inc. (I)	2,052	31,170
Herman Miller, Inc.	25,171	641,105
HNI Corp. (L)	19,521	653,563
InnerWorkings, Inc. (I)(L)	7,912	81,256
Interface, Inc.	10,276	181,474
Iron Mountain, Inc.	29,316	756,353
Kimball International, Inc., Class B	5,740	56,482
Knoll, Inc.	8,450	128,694
McGrath RentCorp. (L)	4,239	140,226
Mine Safety Appliances Company	12,883	620,059
Mobile Mini, Inc. (I)	6,574	199,718
Multi-Color Corp.	2,281	71,464
Park24 Company, Ltd.	6,900	119,381
Performant Financial Corp. (I)	4,037	43,721
Pitney Bowes, Inc. (L)	34,479	562,697
Quad/Graphics, Inc. (L)	4,375	137,113
R.R. Donnelley & Sons Company (L)	46,814	780,858
Republic Services, Inc.	52,123	1,694,519
Rollins, Inc.	16,989	420,478
S1 Corp.	1,461	83,433
Schawk, Inc.	1,999	24,988
Secom Company, Ltd.	14,800	842,997
Securitas AB, Series B	12,579	132,578
Serco Group PLC	33,960	288,137
Societe BIC SA	1,898	218,132
Standard Parking Corp. (I)	2,729	60,720
Steelcase, Inc., Class A	14,460	209,959
Stericycle, Inc. (I)	15,069	1,696,167
Team, Inc. (I)	3,510	136,890
Tetra Tech, Inc. (I)	10,919	248,735
The ADT Corp. (I)(L)	37,538	1,495,139
The Brink’s Company	20,528	530,238
TMS International Corp., Class A	2,798	48,713
Toppan Printing Company, Ltd.	39,000	285,459
Tyco International, Ltd.	81,663	2,698,146
UniFirst Corp.	2,434	233,372
United Stationers, Inc. (L)	6,850	272,219
US Ecology, Inc.	3,309	92,950
Viad Corp.	3,426	77,325
Waste Connections, Inc.	31,851	1,349,208
Waste Management, Inc.	76,596	3,097,542

		28,928,051
Construction & Engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	7,395	208,227
AECOM Technology Corp. (I)	26,603	774,945
Aegion Corp. (I)	6,657	142,460
Ameresco, Inc., Class A (I)	3,797	32,502
Argan, Inc.	2,630	46,683
Bouygues SA	12,896	402,888
China Communications Construction
Company, Ltd., H Shares	443,965	337,865
China Railway Construction Corp., H Shares	197,800	187,537
China Railway Group, Ltd., H Shares	399,000	203,625

The accompanying notes are an integral part of the financial statements.	242

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
China State Construction
International Holdings, Ltd.	178,000	$286,512
Chiyoda Corp.	11,000	125,140
Comfort Systems USA, Inc.	6,514	98,361
CTCI Corp.	52,000	86,638
Daelim Industrial Company, Ltd.	2,400	188,432
Daewoo Engineering &
Construction Company, Ltd. (I)	8,519	56,397
Doosan Heavy Industries and
Construction Company, Ltd.	4,057	155,096
Dycom Industries, Inc. (I)	5,728	145,548
EMCOR Group, Inc.	11,376	427,624
Ferrovial SA	20,894	346,165
Fluor Corp.	28,598	1,813,971
Furmanite Corp. (I)	7,183	64,432
Gamuda BHD	193,300	262,685
Granite Construction, Inc.	15,753	446,125
Great Lakes Dredge & Dock Corp. (L)	10,310	69,386
GS Engineering & Construction Corp.	2,903	91,523
Hochtief AG	2,625	186,048
Hyundai Development Company	4,910	94,610
Hyundai Engineering &
Construction Company, Ltd.	6,245	320,418
IJM Corp. BHD	133,700	224,642
Jacobs Engineering Group, Inc. (I)	22,812	1,329,483
JGC Corp.	15,000	510,139
Kajima Corp.	59,000	209,307
KBR, Inc.	38,147	1,139,069
Kinden Corp.	9,000	88,605
Koninklijke Boskalis Westinster NV	2,667	105,418
Larsen & Toubro, Ltd., GDR	9,340	99,938
Larsen & Toubro, Ltd., GDR
(London Exchange)	45,831	490,392
Layne Christensen Company (I)(L)	3,495	66,440
Leighton Holdings, Ltd.	6,571	101,007
MasTec, Inc. (I)(L)	10,101	321,212
Michael Baker Corp.	1,581	63,936
MYR Group, Inc. (I)	3,687	80,819
Northwest Pipe Company (I)	1,846	52,685
Obayashi Corp.	46,000	260,435
Orion Marine Group, Inc. (I)	5,113	50,210
Pike Electric Corp.	4,627	51,360
Primoris Services Corp.	6,202	139,421
Quanta Services, Inc. (I)	37,430	978,420
Samsung Engineering Company, Ltd.	2,536	191,107
Shimizu Corp.	42,000	183,694
Skanska AB, Series B	15,805	283,077
SNC-Lavalin Group, Inc.	3,377	126,866
Sterling Construction Company, Inc. (I)	3,295	31,929
Taisei Corp.	68,000	277,355
Tutor Perini Corp. (I)(L)	6,273	120,316
URS Corp.	19,588	969,998
Vinci SA	31,405	1,617,579

		17,766,702
Electrical Equipment - 0.9%
ABB, Ltd. (I)	145,584	3,113,678
Acuity Brands, Inc. (L)	18,298	1,564,479
Alstom SA	14,618	514,196
AMETEK, Inc.	62,852	2,697,608
AZZ, Inc.	4,429	166,265
Brady Corp., Class A	7,900	260,700
Capstone Turbine Corp. (I)(L)	56,888	63,146
Coleman Cable, Inc.	1,678	31,949

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Eaton Corp. PLC	82,529	$5,225,736
Emerson Electric Company	126,494	7,636,443
Encore Wire Corp.	3,507	132,319
EnerSys, Inc.	8,178	419,368
Franklin Electric Company, Inc. (L)	8,107	291,203
FuelCell Energy, Inc. (I)(L)	29,782	36,930
Fuji Electric Company, Ltd.	39,000	143,017
Furukawa Electric Company, Ltd.	47,000	93,990
Generac Holdings, Inc.	8,701	344,473
General Cable Corp. (L)	21,300	650,289
Global Power Equipment Group, Inc.	3,269	60,738
GrafTech International, Ltd. (I)	20,214	158,073
Hubbell, Inc., Class B	13,787	1,397,450
II-VI, Inc. (I)	8,824	170,127
Legrand SA	16,975	860,943
LS Cable, Ltd.	1,517	96,115
LS Industrial Systems Company, Ltd.	1,290	71,700
LSI Industries, Inc.	3,307	22,289
Mabuchi Motor Company, Ltd.	1,700	83,733
Mitsubishi Electric Corp.	136,000	1,344,189
Neo Holdings Company, Ltd. (I)	229	0
Nidec Corp.	7,100	532,994
Osram Licht AG (I)	6,789	271,783
Polypore International, Inc. (I)(L)	7,936	339,264
Powell Industries, Inc. (I)	1,621	85,475
PowerSecure International, Inc. (I)	3,482	53,449
Preformed Line Products Company	454	31,294
Prysmian SpA	20,334	451,490
Regal-Beloit Corp.	11,610	739,557
Rockwell Automation, Inc.	24,485	2,380,677
Roper Industries, Inc.	17,316	2,141,989
Schneider Electric SA	36,198	2,766,331
Shanghai Electric Group Company, Ltd.,
H Shares	269,136	99,525
Sumitomo Electric Industries, Ltd.	53,000	708,944
Suzlon Energy, Ltd., GDR (I)	94,234	47,117
Teco Electric & Machinery Company, Ltd.	164,000	170,571
Thermon Group Holdings, Inc. (I)	4,902	101,471
Walsin Lihwa Corp. (I)	266,000	78,140
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	45,000	141,077

		38,792,294
Industrial Conglomerates - 1.8%
3M Company	111,207	12,630,891
Aboitiz Equity Ventures, Inc.	174,885	178,564
Alfa SAB de CV, Class A	113,200	280,861
Alliance Global Group, Inc.	208,469	120,391
Beijing Enterprises Holdings, Ltd.	52,214	369,282
Bidvest Group, Ltd.	13,565	333,515
Carlisle Companies, Inc.	16,421	1,093,639
Citic Pacific, Ltd.	139,033	161,269
CJ Corp.	1,323	126,398
Danaher Corp.	101,554	6,653,818
DMCI Holdings, Inc.	72,918	78,271
Doosan Corp.	683	84,912
Enka Insaat ve Sanayi AS	20,110	48,056
Far Eastern New Century Corp.	266,679	285,674
General Electric Company	1,814,129	41,978,945
Grupo Carso SAB de CV, Series A1	21,600	106,747
Hopewell Holdings, Ltd.	44,500	141,187
Hutchison Whampoa, Ltd.	158,000	1,822,825
Keppel Corp., Ltd.	77,931	615,735
KOC Holdings AS	30,647	123,330

The accompanying notes are an integral part of the financial statements.	243

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
Koninklijke Philips Electronics NV	32,963	$1,017,749
LG Corp.	8,225	494,282
MMC Corp. BHD	86,528	65,740
NWS Holdings, Ltd.	109,230	162,477
Raven Industries, Inc. (L)	6,294	183,848
Reunert, Ltd.	7,202	47,814
Samsung Techwin Company, Ltd.	3,278	195,200
SembCorp Industries, Ltd.	52,000	198,460
Shanghai Industrial Holdings, Ltd.	44,070	143,843
Siemens AG	67,555	7,150,403
Sime Darby BHD	317,300	905,037
SK Holdings Company, Ltd.	2,242	375,876
SM Investments Corp.	24,957	373,006
Smiths Group PLC	27,277	540,900
Toshiba Corp.	283,000	1,116,169
Turkiye Sise ve Cam Fabrikalari AS	22,734	29,235

		80,234,349
Machinery - 2.2%
Accuride Corp. (I)	7,727	40,489
Actuant Corp., Class A (L)	12,374	441,999
AGCO Corp.	25,114	1,420,448
Airtac International Group	350	2,301
Alamo Group, Inc.	1,228	55,702
Albany International Corp., Class A	4,765	153,767
Alfa Laval AB	13,899	300,322
Altra Holdings, Inc.	4,688	116,497
Amada Company, Ltd.	25,000	183,801
American Railcar Industries, Inc. (L)	1,649	58,325
Ampco-Pittsburgh Corp.	1,392	22,662
Andritz AG	5,551	305,223
Astec Industries, Inc.	3,388	117,089
Atlas Copco AB, Series A	32,168	868,297
Atlas Copco AB, Series B	17,342	425,224
Barnes Group, Inc.	9,157	286,339
Blount International, Inc. (I)	8,574	99,544
Briggs & Stratton Corp. (L)	8,189	156,328
Caterpillar, Inc.	116,264	9,596,431
Chart Industries, Inc. (I)(L)	5,201	593,850
China International Marine Containers
Group Company, Ltd.	47,800	77,900
CIRCOR International, Inc.	2,996	172,240
CLARCOR, Inc.	21,175	1,134,133
Columbus McKinnon Corp. (I)	3,481	74,493
Commercial Vehicle Group, Inc. (I)	4,905	34,384
Crane Company	12,538	719,807
CSR Corp., Ltd., H Shares	188,000	136,287
Cummins, Inc.	30,928	3,810,330
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	8,210	217,969
Deere & Company (L)	68,228	5,706,590
Donaldson Company, Inc.	34,891	1,229,559
Doosan Infracore Company, Ltd. (I)	8,350	100,904
Douglas Dynamics, Inc.	4,225	59,404
Dover Corp.	30,745	2,614,862
Dynamic Materials Corp.	2,636	58,097
Energy Recovery, Inc. (I)(L)	8,713	44,523
EnPro Industries, Inc. (I)(L)	3,523	200,741
ESCO Technologies, Inc.	4,538	139,090
FANUC Corp.	13,500	2,051,656
Federal Signal Corp. (I)	10,910	127,320
Fiat Industrial SpA	83,000	993,081
Flow International Corp. (I)	9,783	32,969
Flowserve Corp.	25,266	1,409,590

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
FreightCar America, Inc.	2,315	$41,624
GEA Group AG	15,580	629,593
Graco, Inc.	15,810	1,098,637
Graham Corp.	1,952	67,364
Greenbrier Companies, Inc. (I)(L)	4,239	95,674
Hardinge, Inc.	2,348	34,023
Harsco Corp.	20,818	489,848
Hino Motors, Ltd.	18,000	232,947
Hitachi Construction
Machinery Company, Ltd.	7,600	148,122
Hiwin Technologies Corp.	15,759	102,551
Hurco Companies, Inc.	1,234	33,947
Hyster-Yale Materials Handling, Inc.	1,786	135,039
Hyster-Yale Materials Handling, Inc., Class B	836	63,210
Hyundai Heavy Industries Company, Ltd.	3,601	733,057
Hyundai Mipo Dockyard	905	109,375
IDEX Corp. (L)	21,222	1,259,950
IHI Corp.	93,000	373,546
Illinois Tool Works, Inc.	72,747	5,199,228
IMI PLC	23,112	513,969
Ingersoll-Rand PLC	48,078	2,843,333
Invensys PLC	46,490	352,231
ITT Corp.	23,202	762,186
John Bean Technologies Corp.	5,033	110,273
Joy Global, Inc. (L)	18,588	913,043
JTEKT Corp.	14,400	186,566
Kadant, Inc.	2,019	62,730
Kawasaki Heavy Industries, Ltd.	100,000	346,917
Kaydon Corp.	5,548	157,841
Kennametal, Inc.	20,320	864,006
Komatsu, Ltd.	65,700	1,429,531
Kone OYJ	13,115	1,071,393
Kubota Corp.	77,000	1,036,958
Kurita Water Industries, Ltd.	7,900	158,566
LB Foster Company, Class A	1,756	74,490
Lincoln Electric Holdings, Inc.	21,407	1,338,580
Lindsay Corp.	2,226	169,221
Lydall, Inc. (I)	3,254	50,535
Makita Corp.	7,900	416,161
MAN SE	3,003	343,579
Manitex International, Inc. (I)	2,479	24,939
Melrose Industries PLC	88,995	406,024
Meritor, Inc. (I)	16,895	125,868
Met-Pro Corp. (L)	2,951	40,134
Metso OYJ	10,335	396,706
Middleby Corp. (I)	3,221	598,913
Miller Industries, Inc. (L)	2,125	34,043
Mitsubishi Heavy Industries, Ltd.	213,000	1,160,353
Mueller Industries, Inc.	4,805	257,260
Mueller Water Products, Inc., Class A	27,218	205,496
Nabtesco Corp.	7,700	164,483
NGK Insulators, Ltd.	19,000	262,155
NN, Inc. (L)	3,389	46,802
Nordson Corp.	14,584	972,024
NSK, Ltd.	33,000	305,834
Oshkosh Corp. (I)(L)	22,708	1,020,043
PACCAR, Inc.	61,824	3,314,385
Pall Corp.	19,449	1,344,704
Parker Hannifin Corp.	26,117	2,610,394
Pentair, Ltd.	36,117	2,170,993
PMFG, Inc. (I)(L)	4,391	30,386
Proto Labs, Inc. (I)(L)	2,904	206,300
RBC Bearings, Inc. (I)	3,910	233,544

The accompanying notes are an integral part of the financial statements.	244

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Rexnord Corp. (I)	5,292	$101,553
Samsung Heavy Industries Company, Ltd.	14,021	495,938
Sandvik AB	48,707	650,763
Scania AB, Series B	14,274	284,851
Schindler Holding AG,
Participation Certificates	3,315	456,691
Schindler Holding AG, Registered Shares	1,011	136,649
SembCorp Marine, Ltd.	45,600	148,971
SKF AB, B Shares	17,585	465,671
SMC Corp.	3,800	792,208
Snap-on, Inc.	10,301	964,174
SPX Corp.	12,077	894,181
Standex International Corp.	2,132	113,827
Stanley Black & Decker, Inc.	28,058	2,392,225
Sulzer AG	1,471	214,098
Sumitomo Heavy Industries, Ltd.	39,000	175,495
Sun Hydraulics Corp.	3,766	115,390
Tecumseh Products Company, Class A (I)	3,530	34,135
Tennant Company	3,156	162,124
Terex Corp. (I)	28,698	832,242
The ExOne Company (I)(L)	1,057	72,415
The Gorman-Rupp Company	2,416	84,488
The Japan Steel Works, Ltd.	22,000	111,998
The Weir Group PLC	15,120	509,634
THK Company, Ltd.	8,000	154,264
Timken Company	20,597	1,154,668
Titan International, Inc. (L)	9,234	149,960
Trimas Corp. (I)	6,825	239,831
Trinity Industries, Inc. (L)	20,441	863,019
Twin Disc, Inc. (L)	1,596	42,118
United Tractors Tbk PT	115,637	166,514
Vallourec SA	7,246	434,620
Valmont Industries, Inc.	6,076	820,017
Volvo AB, Series B	70,538	1,014,694
Wabash National Corp. (I)	11,783	122,779
Wabtec Corp.	24,826	1,452,818
Wartsila OYJ Abp	14,817	690,783
Watts Water Technologies, Inc., Class A	4,749	246,046
WEG SA	14,000	164,295
Weichai Power Company, Ltd., H Shares	46,920	169,556
Woodward, Inc.	27,392	1,056,236
Xylem, Inc.	32,764	811,892
Yangzijiang Shipbuilding Holdings, Ltd.	92,000	67,691
Zardoya Otis SA	7,284	107,211
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	129,400	100,360

		96,611,287
Marine - 0.1%
A.P. Moeller Maersk A/S, Series A	23	185,062
A.P. Moeller Maersk A/S, Series B	85	721,712
China COSCO Holdings Company, Ltd.,
H Shares (I)	235,379	107,382
China Shipping Container Lines
Company, Ltd., H Shares (I)	349,076	88,930
Evergreen Marine Corp., Ltd. (I)	126,000	70,969
Hyundai Merchant Marine Company, Ltd. (I)	4,550	75,450
Kirby Corp. (I)	14,647	1,178,058
Kuehne & Nagel International AG	3,103	386,411
Matson, Inc.	18,464	491,696
MISC BHD (I)	125,000	179,207
Mitsui O.S.K. Lines, Ltd. (I)	76,000	298,774
Nippon Yusen KK (L)	114,000	322,795
Orient Overseas International, Ltd.	15,500	85,087

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine (continued)
U-Ming Marine Transport Corp.	12,000	$18,464
Wan Hai Lines, Ltd.	92,000	49,638
Yang Ming Marine Transport Corp. (I)	98,000	42,769

		4,302,404
Professional Services - 0.3%
Acacia Research Corp.	8,467	186,020
Adecco SA (I)	8,438	530,426
ALS, Ltd.	14,041	113,946
Barrett Business Services, Inc.	1,238	79,566
Bureau Veritas SA	15,019	453,722
Capita PLC	46,938	693,574
CBIZ, Inc. (I)	6,737	46,148
CDI Corp.	2,668	36,178
CRA International, Inc. (I)	1,978	35,406
Equifax, Inc.	21,093	1,246,385
Experian PLC	72,141	1,261,153
Exponent, Inc.	2,223	144,784
Franklin Covey Company (I)	1,966	30,886
FTI Consulting, Inc. (I)	17,217	575,736
GP Strategies Corp. (I)	2,613	65,952
Heidrick & Struggles International, Inc.	3,232	48,642
Huron Consulting Group, Inc. (I)	4,009	190,828
ICF International, Inc. (I)	3,347	110,083
Insperity, Inc.	3,798	121,156
Intertek Group PLC	11,671	578,449
Kelly Services, Inc., Class A (L)	4,364	79,425
Kforce, Inc.	4,719	76,778
Korn/Ferry International (I)	8,250	146,108
ManpowerGroup, Inc.	19,906	1,290,904
Mistras Group, Inc. (I)	2,877	52,448
Navigant Consulting Company (I)	8,389	114,510
Nielsen Holdings NV (L)	36,318	1,252,971
Odyssey Marine Exploration, Inc. (I)(L)	15,885	45,908
On Assignment, Inc. (I)	7,884	237,860
Pendrell Corp. (I)	28,127	54,004
Randstad Holdings NV	4,098	189,992
Resources Connection, Inc.	6,945	85,007
Robert Half International, Inc.	24,172	852,546
RPX Corp. (I)	5,699	89,417
Seek, Ltd.	14,192	133,953
SGS SA	353	802,676
The Advisory Board Company (I)	6,106	334,426
The Corporate Executive Board Company (L)	14,435	935,965
The Dun & Bradstreet Corp. (L)	7,147	710,984
Towers Watson & Company, Class A	14,569	1,198,300
TrueBlue, Inc. (I)	6,963	169,340
VSE Corp.	817	36,798
WageWorks, Inc. (I)	4,240	176,978

		15,616,338
Road & Rail - 0.9%
All America Latina Logistica SA	28,900	111,799
Arkansas Best Corp.	4,491	111,736
Asciano, Ltd.	38,737	190,852
Aurizon Holdings, Ltd.	83,928	337,892
Canadian National Railway Company	9,556	896,176
Canadian Pacific Railway, Ltd.	3,875	455,707
Celadon Group, Inc.	3,862	70,057
Central Japan Railway Company, Ltd.	10,100	1,150,679
ComfortDelGro Corp., Ltd.	106,000	152,642
Con-way, Inc.	14,540	604,864
CSX Corp. (L)	178,844	4,401,351
DSV A/S, ADR	10,853	284,777

The accompanying notes are an integral part of the financial statements.	245

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
East Japan Railway Company	23,700	$1,810,149
Genesee & Wyoming, Inc., Class A (I)	12,780	1,106,492
Hankyu Hanshin Holdings, Inc.	80,000	430,738
Heartland Express, Inc.	8,137	113,267
J.B. Hunt Transport Services, Inc.	23,366	1,682,352
Kansas City Southern	19,345	2,039,350
Keikyu Corp.	33,000	281,333
Keio Corp.	41,000	276,395
Keisei Electric Railway Company, Ltd.	19,000	179,630
Kintetsu Corp. (L)	114,000	421,968
Knight Transportation, Inc.	9,935	161,742
Landstar System, Inc.	12,016	656,674
Localiza Rent a Car SA	8,870	115,803
Marten Transport, Ltd.	4,418	78,154
MTR Corp., Ltd.	104,528	395,145
Nippon Express Company, Ltd.	56,000	261,239
Norfolk Southern Corp.	55,102	3,976,160
Odakyu Electric Railway Company, Ltd.	44,000	400,106
Quality Distribution, Inc. (I)	4,087	37,478
Roadrunner Transportation Systems, Inc. (I)	3,113	84,425
Ryder Systems, Inc.	9,180	510,500
Saia, Inc. (I)	4,272	128,203
Swift Transportation Company (I)	14,348	257,690
Tobu Railway Company, Ltd.	72,000	361,234
Tokyu Corp.	80,000	511,451
Union Pacific Corp.	82,226	12,624,980
Universal Truckload Services, Inc.	1,137	28,652
Werner Enterprises, Inc. (L)	19,283	444,280
West Japan Railway Company	11,800	485,675
YRC Worldwide, Inc. (I)	1,606	27,334

		38,657,131
Trading Companies & Distributors - 0.5%
Aceto Corp.	5,034	74,000
Aircastle, Ltd.	11,376	185,429
Applied Industrial Technologies, Inc.	7,145	340,245
Barloworld, Ltd.	9,744	83,070
Beacon Roofing Supply, Inc. (I)(L)	8,261	300,122
Brenntag AG	4,388	667,323
Bunzl PLC	23,589	497,526
CAI International, Inc. (I)	3,133	68,675
Daewoo International Corp.	4,035	126,202
DXP Enterprises, Inc. (I)	1,644	111,759
Fastenal Company (L)	47,300	2,080,727
Finning International, Inc.	3,818	75,831
GATX Corp.	12,078	546,650
H&E Equipment Services, Inc.	5,200	125,216
Houston Wire & Cable Company	3,540	44,321
ITOCHU Corp.	105,800	1,191,981
Kaman Corp.	4,703	165,546
Marubeni Corp.	116,200	841,538
Mitsubishi Corp.	98,800	1,843,492
Mitsui & Company, Ltd.	122,200	1,693,444
MSC Industrial Direct Company, Inc., Class A	12,088	918,688
Noble Group, Ltd.	220,773	138,932
Rexel SA	9,846	226,389
Rush Enterprises, Inc., Class A (I)(L)	5,905	147,802
Samsung C&T Corp.	10,869	557,776
SK Networks Company, Ltd.	9,300	55,069
Sojitz Corp.	88,000	156,262
Sumitomo Corp.	79,100	997,736
TAL International Group, Inc. (I)(L)	5,778	247,298
Textainer Group Holdings, Ltd. (L)	3,586	125,008
Titan Machinery, Inc. (I)(L)	3,047	53,505

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Toyota Tsusho Corp.	14,900	$341,042
Travis Perkins PLC (I)	17,521	427,649
United Rentals, Inc. (I)(L)	24,320	1,332,006
W.W. Grainger, Inc.	10,467	2,589,012
Watsco, Inc. (L)	12,032	1,080,474
Wolseley PLC	19,615	990,954

		21,448,699
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	18,177	320,609
Aeroports de Paris	1,699	165,742
Airports of Thailand PCL	39,100	198,597
Arteris SA	7,800	70,352
Atlantia SpA	31,581	568,527
Beijing Capital International Airport
Company, Ltd., H Shares	183,211	119,596
CCR SA	57,000	414,489
China Merchants Holdings
International Company, Ltd.	108,031	363,588
COSCO Pacific, Ltd.	161,508	237,141
EcoRodovias Infraestrutura e Logistica SA	10,800	69,255
Fraport AG Frankfurt Airport
Services Worldwide	3,143	202,970
Groupe Eurotunnel SA	36,460	270,005
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	10,600	53,091
Grupo Aeroportuario del Sureste SAB
de CV, Class B	7,600	84,948
Hutchison Port Holdings Trust	272,100	200,564
International Container Terminal Services, Inc.	72,362	153,308
Jasa Marga Tbk PT	147,354	73,259
Jiangsu Expressway, Ltd., H Shares	116,855	132,208
Kamigumi Company, Ltd.	16,000	127,459
Malaysia Airports Holdings BHD	58,622	124,858
Mitsubishi Logistics Corp.	9,000	114,994
OHL Mexico SAB de CV (I)	22,600	57,003
Sydney Airport	2,357	7,908
TAV Havalimanlari Holding AS	7,898	42,644
Transurban Group	58,393	349,585
Wesco Aircraft Holdings, Inc. (I)	7,042	134,713
Zhejiang Expressway Company, Ltd., H Shares	130,282	108,987

		4,766,400

		474,643,145
Information Technology - 14.5%
Communications Equipment - 1.4%
AAC Technologies Holdings, Inc.	57,000	257,687
ADTRAN, Inc.	25,453	613,926
Alliance Fiber Optic Products, Inc. (L)	1,167	43,214
Ambient Corp. (I)	394	847
Anaren, Inc. (I)	2,110	51,864
ARRIS Group, Inc. (I)	19,902	311,864
Aruba Networks, Inc. (I)(L)	19,611	326,131
Aviat Networks, Inc. (I)	12,086	30,698
Bel Fuse, Inc., Class B	2,146	38,628
Black Box Corp.	2,830	75,193
Blackberry, Ltd. (I)(L)	10,509	106,158
CalAmp Corp. (I)	6,199	101,602
Calix, Inc. (I)	7,258	93,265
Ciena Corp. (I)(L)	43,476	866,042
Cisco Systems, Inc.	939,278	21,894,570
Comtech Telecommunications Corp.	2,870	68,794
Digi International, Inc. (I)	4,695	43,617

The accompanying notes are an integral part of the financial statements.	246

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Emulex Corp. (I)	15,773	$113,566
Extreme Networks, Inc. (I)	17,264	64,395
F5 Networks, Inc. (I)	13,838	1,153,812
Finisar Corp. (I)(L)R	15,916	325,801
Globecomm Systems, Inc. (I)	4,153	57,727
Harmonic, Inc. (I)	19,734	139,519
Harris Corp.	19,504	1,104,512
HTC Corp.	64,000	333,576
Infinera Corp. (I)(L)	20,037	185,743
InterDigital, Inc. (L)	17,669	627,956
Ixia (I)	9,348	135,733
JDS Uniphase Corp. (I)	41,793	536,204
Juniper Networks, Inc. (I)	90,298	1,706,632
KVH Industries, Inc. (I)	3,225	41,151
Motorola Solutions, Inc.	48,175	2,698,282
NETGEAR, Inc. (I)(L)	6,562	189,904
Nokia OYJ (I)(L)	317,944	1,237,027
Numerex Corp., Class A (I)	2,872	29,553
Oplink Communications, Inc. (I)	3,364	62,537
Parkervision, Inc. (I)(L)	15,952	52,801
PC-Tel, Inc.	3,774	30,645
Plantronics, Inc.	18,522	800,150
Polycom, Inc. (I)	44,527	442,153
Procera Networks, Inc. (I)(L)	3,685	47,721
QUALCOMM, Inc.	303,164	20,093,710
Riverbed Technology, Inc. (I)	42,177	651,213
Ruckus Wireless, Inc. (I)(L)	7,502	101,952
ShoreTel, Inc. (I)	11,672	57,310
Sonus Networks, Inc. (I)	37,743	130,213
Symmetricom, Inc. (I)	7,528	36,586
Telefonaktiebolaget LM Ericsson, B Shares	147,539	1,732,741
Tellabs, Inc.	60,094	133,409
Tessco Technologies, Inc.	1,165	36,767
Ubiquiti Networks, Inc.	2,229	78,149
ViaSat, Inc. (I)(L)	6,751	430,241
ZTE Corp., H Shares (I)	66,096	127,285

		60,650,776
Computers & Peripherals - 2.7%
3D Systems Corp. (I)(L)	23,922	1,229,591
Acer, Inc. (I)	204,000	135,264
Advantech Company, Ltd.	25,000	126,627
Apple, Inc.	164,824	80,277,529
Asustek Computer, Inc.	59,000	467,795
Avid Technology, Inc. (I)	6,163	33,219
Catcher Technology Company, Ltd.	59,000	278,849
Chicony Electronics Company, Ltd.	40,965	94,435
Clevo Company	41,000	79,546
Compal Electronics, Inc.	344,000	230,655
Cray, Inc. (I)	6,786	165,986
Datalink Corp. (I)	2,966	38,884
Dell, Inc.	255,835	3,522,848
Diebold, Inc.	16,429	464,612
Electronics for Imaging, Inc. (I)	7,933	232,278
EMC Corp.	368,690	9,504,828
Foxconn Technology Company, Ltd.	69,720	176,720
Fusion-io, Inc. (I)(L)	13,035	139,344
Gemalto NV (L)	5,038	579,753
Hewlett-Packard Company	337,107	7,530,970
Imation Corp. (I)	6,872	28,656
Immersion Corp. (I)	4,948	63,136
Intermec, Inc. (I)(L)	10,487	103,507
Inventec Corp.	189,695	153,602
Lenovo Group, Ltd.	634,564	611,248

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Lexmark International, Inc., Class A	16,263	$555,544
Lite-On Technology Corp.	182,263	307,949
NCR Corp. (I)	42,428	1,509,588
NEC Corp.	174,000	367,792
NetApp, Inc.	63,126	2,622,254
Pegatron Corp. (I)	143,000	219,977
QLogic Corp. (I)	15,205	161,021
Quanta Computer, Inc. (I)	215,000	450,000
Quantum Corp. (I)	39,521	56,910
SanDisk Corp.	42,360	2,337,425
Seagate Technology PLC	55,944	2,143,774
Silicon Graphics International Corp. (I)	5,951	87,718
Simplo Technology Company, Ltd. (I)	22,900	108,796
STEC, Inc. (I)	6,384	43,475
Super Micro Computer, Inc. (I)	5,716	73,393
Synaptics, Inc. (I)(L)	5,564	215,104
Western Digital Corp.	38,135	2,364,370
Wistron Corp.	181,125	161,865
Ya Hsin Industrial Company, Ltd. (I)	18,000	0

		120,056,837
Electronic Equipment, Instruments & Components - 0.9%
Aeroflex Holding Corp. (I)	3,616	25,384
Agilysys, Inc. (I)	2,727	30,788
Amphenol Corp., Class A	27,968	2,119,135
Anixter International, Inc. (I)	4,532	378,694
Arrow Electronics, Inc. (I)	27,013	1,253,943
AU Optronics Corp. (I)	748,000	292,482
Audience, Inc. (I)	2,004	20,962
Avnet, Inc.	35,370	1,363,867
Badger Meter, Inc.	2,548	114,864
Belden, Inc.	7,500	425,400
Benchmark Electronics, Inc. (I)	9,098	199,883
Checkpoint Systems, Inc. (I)	7,193	105,521
Cheng Uei Precision Industry Company, Ltd.	32,139	63,866
Citizen Holdings Company, Ltd.	18,600	119,485
Cognex Corp.	7,418	422,678
Coherent, Inc.	4,113	230,863
Corning, Inc.	257,925	3,621,267
CTS Corp.	5,884	81,905
Daktronics, Inc.	6,463	69,089
Delta Electronics, Inc.	159,000	714,140
DTS, Inc. (I)	3,338	66,960
Electro Rent Corp.	3,243	55,131
Electro Scientific Industries, Inc.	4,120	45,279
Fabrinet (I)	5,059	70,624
FARO Technologies, Inc. (I)	3,025	112,318
FEI Company	6,562	513,673
FLIR Systems, Inc.	25,767	805,992
FUJIFILM Holdings Corp.	32,600	707,879
GSI Group, Inc. (I)	5,550	46,787
Hamamatsu Photonics KK	5,000	161,096
Hexagon AB	10,949	313,961
Hirose Electric Company, Ltd.	2,100	275,076
Hitachi High-Technologies Corp.	4,400	88,326
Hitachi, Ltd.	340,000	2,034,416
Hon Hai Precision Industry Company, Ltd.	877,500	2,368,768
Hoya Corp.	30,600	649,851
Ibiden Company, Ltd.	8,000	114,602
Ingram Micro, Inc., Class A (I)	39,315	868,862
Innolux Corp. (I)	594,000	294,840
Insight Enterprises, Inc. (I)	7,474	142,828
InvenSense, Inc. (I)(L)	9,713	173,571
Itron, Inc. (I)	16,922	633,898

The accompanying notes are an integral part of the financial statements.	247

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Jabil Circuit, Inc.	32,127	$733,138
KEMET Corp. (I)	8,622	35,350
Keyence Corp.	3,200	1,052,125
Kingboard Chemical Holdings, Ltd.	61,700	133,815
Kyocera Corp.	11,400	1,158,908
Largan Precision Company, Ltd.	9,000	312,095
LG Display Company, Ltd. (I)	20,226	529,722
LG Innotek Company, Ltd. (I)	927	69,913
Littelfuse, Inc.	3,772	278,260
Maxwell Technologies, Inc. (I)	5,661	50,043
Measurement Specialties, Inc. (I)	2,688	127,250
Mercury Computer Systems, Inc. (I)	5,828	50,878
Mesa Laboratories, Inc.	611	39,752
Methode Electronics, Inc.	6,336	151,367
Molex, Inc. (L)	24,575	713,167
MTS Systems Corp.	2,686	161,617
Murata Manufacturing Company, Ltd.	14,300	976,030
National Instruments Corp.	24,552	681,318
Neonode, Inc. (I)(L)	5,240	34,846
Newport Corp. (I)	6,842	104,956
Nippon Electric Glass Company, Ltd.	26,000	133,594
Omron Corp.	14,400	448,400
OSI Systems, Inc. (I)	3,430	249,361
Park Electrochemical Corp.	3,521	93,799
PC Connection, Inc.	1,598	23,730
Plexus Corp. (I)	5,846	191,398
RealD, Inc. (I)	7,060	57,821
Rofin-Sinar Technologies, Inc. (I)	4,774	107,367
Rogers Corp. (I)	2,929	162,472
Samsung Electro-Mechanics Company, Ltd.	5,193	380,029
Samsung SDI Company, Ltd.	2,915	440,700
Sanmina Corp. (I)	14,192	230,904
ScanSource, Inc. (I)	4,725	146,381
Shimadzu Corp.	17,000	148,184
SYNNEX Corp. (I)	4,419	209,947
Synnex Technology International Corp.	104,000	163,224
TDK Corp.	8,700	313,063
TE Connectivity, Ltd.	73,629	3,607,821
Tech Data Corp. (I)	9,745	479,064
TPK Holding Company, Ltd.	19,887	209,495
Trimble Navigation, Ltd. (I)	66,018	1,666,955
Tripod Technology Corp.	34,000	66,862
TTM Technologies, Inc. (I)	9,461	90,258
Uni-Pixel, Inc. (I)	1,914	37,151
Unimicron Technology Corp.	104,000	84,002
Universal Display Corp. (I)(L)	6,890	238,463
Vishay Intertechnology, Inc. (I)(L)	34,096	417,676
Vishay Precision Group, Inc. (I)	2,317	32,739
WPG Holdings Company, Ltd.	117,000	133,775
Yaskawa Electric Corp.	15,000	176,614
Yokogawa Electric Corp.	15,100	189,450
Zhen Ding Technology Holding, Ltd.	20,317	53,573
Zygo Corp. (I)	2,919	40,311

		40,618,087
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (I)	31,179	1,433,610
Angie’s List, Inc. (I)(L)	7,230	151,541
AOL, Inc. (I)	19,988	658,205
Bankrate, Inc. (I)(L)	7,991	137,445
Bazaarvoice, Inc. (I)(L)	8,442	90,329
Blucora, Inc. (I)	7,109	142,322
Brightcove, Inc. (I)	5,200	48,620

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Carbonite, Inc. (I)	2,456	$37,822
comScore, Inc. (I)	6,168	175,726
Constant Contact, Inc. (I)	5,441	104,086
Cornerstone OnDemand, Inc. (I)	6,877	354,234
CoStar Group, Inc. (I)	4,863	722,204
Dealertrack Technologies, Inc. (I)	7,389	292,531
Demand Media, Inc. (I)	6,718	43,533
Demandware, Inc. (I)(L)	2,735	115,089
Dena Company, Ltd. (L)	7,400	144,479
Dice Holdings, Inc. (I)(L)	7,305	60,851
Digital River, Inc. (I)	6,157	106,393
E2open, Inc. (I)(L)	2,756	55,754
EarthLink, Inc.	18,146	89,278
eBay, Inc. (I)	204,438	10,219,856
eGain Corp. (I)	2,776	37,476
Envestnet, Inc. (I)	3,938	108,807
Equinix, Inc. (I)(L)	12,737	2,212,926
Global Eagle Entertainment, Inc. (I)	4,078	36,009
Google, Inc., Class A (I)	47,173	39,950,814
Gree, Inc. (L)	7,400	58,694
Internap Network Services Corp. (I)	9,649	70,341
IntraLinks Holdings, Inc. (I)	7,057	55,186
j2 Global, Inc. (L)	7,825	385,303
Limelight Networks, Inc. (I)	11,585	23,402
Liquidity Services, Inc. (I)(L)	4,257	126,177
LivePerson, Inc. (I)(L)	9,810	91,429
LogMeIn, Inc. (I)	4,291	127,829
Marchex, Inc., Class B	4,619	31,640
Millennial Media, Inc. (I)(L)	6,181	40,486
Monster Worldwide, Inc. (I)	50,233	226,049
Move, Inc. (I)	7,051	102,240
NAVER Corp.	2,486	994,098
NIC, Inc.	11,272	250,915
Open Text Corp. (L)	1,346	92,519
OpenTable, Inc. (I)	3,869	288,395
Perficient, Inc. (I)	6,103	98,441
QuinStreet, Inc. (I)	5,953	51,851
Rackspace Hosting, Inc. (I)(L)	28,515	1,278,042
RealNetworks, Inc. (I)	5,281	40,400
Responsys, Inc. (I)	6,397	91,797
SciQuest, Inc. (I)	3,973	82,638
Shutterstock, Inc. (I)	1,288	63,936
Spark Networks, Inc. (I)	3,966	27,603
SPS Commerce, Inc. (I)	2,631	164,017
Stamps.com, Inc. (I)	2,277	95,361
support.com, Inc. (I)	9,791	50,326
Tencent Holdings, Ltd.	103,700	4,842,730
The Active Network, Inc. (I)	9,636	94,433
Travelzoo, Inc. (I)	1,463	39,516
Trulia, Inc. (I)(L)	4,761	197,665
United Internet AG	9,090	314,256
United Online, Inc.	16,102	126,401
Unwired Planet, Inc. (I)	17,634	32,623
ValueClick, Inc. (I)	31,523	667,027
VeriSign, Inc. (I)	26,665	1,279,653
VistaPrint NV (I)(L)	5,555	295,748
Vocus, Inc. (I)(L)	3,681	34,012
Web.com Group, Inc. (I)(L)	7,025	198,246
WebMD Health Corp. (I)	6,056	190,280
XO Group, Inc. (I)	4,742	56,714
Xoom Corp. (I)(L)	1,263	33,962
Yahoo Japan Corp.	1,023	504,380
Yahoo!, Inc. (I)	169,791	4,604,732

The accompanying notes are an integral part of the financial statements.	248

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Yelp, Inc. (I)	4,958	$257,717
Zillow, Inc., Class A (I)	3,493	336,900
Zix Corp. (I)	11,707	50,457

		76,696,507
IT Services - 2.6%
Accenture PLC, Class A	114,445	8,268,651
Acxiom Corp. (I)	31,708	788,895
Alliance Data Systems Corp. (I)(L)	12,694	2,484,216
Amadeus IT Holding SA, A Shares	20,064	647,834
AtoS	3,969	294,594
Automatic Data Processing, Inc.	84,982	6,047,319
Blackhawk Network Holdings, Inc. (I)(L)	2,193	53,750
Broadridge Financial Solutions, Inc.	31,285	931,042
CACI International, Inc., Class A (I)(L)	3,827	257,940
Cap Gemini SA	9,832	538,204
Cardtronics, Inc. (I)	7,747	268,743
Cass Information Systems, Inc. (L)	1,775	93,152
CGI Group, Inc., Class A (I)	4,601	152,668
CIBER, Inc. (I)	13,456	48,980
Cielo SA	22,820	558,652
Cognizant Technology
Solutions Corp., Class A (I)	52,869	3,875,298
Computer Sciences Corp.	26,684	1,338,203
Computer Task Group, Inc.	2,865	51,226
Computershare, Ltd.	20,427	174,450
Convergys Corp. (L)	44,628	786,792
CoreLogic, Inc. (I)	24,645	633,377
CSG Systems International, Inc.	5,686	133,848
DST Systems, Inc.	7,705	549,906
EPAM Systems, Inc. (I)	3,777	120,788
Euronet Worldwide, Inc. (I)	8,506	292,181
EVERTEC, Inc.	4,978	118,825
ExlService Holdings, Inc. (I)	5,590	151,545
Fidelity National Information Services, Inc.	51,343	2,282,710
Fiserv, Inc. (I)	23,377	2,250,504
Forrester Research, Inc.	2,100	69,258
Fujitsu, Ltd.	131,000	481,263
Gartner, Inc. (I)	24,195	1,402,584
Global Cash Access Holdings, Inc. (I)	12,061	92,870
Global Payments, Inc.	19,969	951,523
Heartland Payment Systems, Inc. (L)	6,192	228,794
Higher One Holdings, Inc. (I)	5,850	43,407
IBM Corp.	182,921	33,341,011
iGATE Corp. (I)	6,207	144,933
Infosys, Ltd., ADR (L)	43,054	1,996,414
ITOCHU Techno-Science Corp.	1,800	60,908
Jack Henry & Associates, Inc.	22,223	1,108,928
Lender Processing Services, Inc.	21,920	699,248
Lionbridge Technologies, Inc. (I)	11,403	40,025
ManTech International Corp., Class A (L)	10,044	285,752
Mastercard, Inc., Class A	18,283	11,080,961
MAXIMUS, Inc.	11,536	432,715
MoneyGram International, Inc. (I)	3,789	76,765
NeuStar, Inc., Class A (I)(L)	16,982	858,270
Nomura Research Institute, Ltd.	7,100	220,686
NTT Data Corp.	89	316,403
Otsuka Corp.	1,100	132,227
Paychex, Inc. (L)	56,706	2,193,388
PRGX Global, Inc. (I)	5,810	35,267
SAIC, Inc.	50,687	763,853
Sapient Corp. (I)	18,784	280,821
ServiceSource International, Inc. (I)	10,760	130,304
SK C&C Company, Ltd.	1,978	194,477

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Sykes Enterprises, Inc. (I)	6,553	$111,598
Syntel, Inc.	2,603	187,078
TeleTech Holdings, Inc. (I)	3,369	82,439
Teradata Corp. (I)	29,044	1,700,817
The Hackett Group, Inc.	5,612	35,973
The Western Union Company (L)	99,652	1,746,900
Total Systems Services, Inc.	28,591	791,113
Unisys Corp. (I)	7,572	190,512
VeriFone Systems, Inc. (I)	28,010	555,158
Virtusa Corp. (I)	3,575	94,094
Visa, Inc., Class A	88,871	15,500,880
WEX, Inc. (I)	16,598	1,328,338
Wipro, Ltd., ADR (L)	109,497	987,663

		115,169,911
Office Electronics - 0.2%
Brother Industries, Ltd.	16,600	167,749
Canon, Inc.	79,700	2,388,138
Konica Minolta Holdings, Inc.	33,500	274,116
Ricoh Company, Ltd.	47,000	505,628
Xerox Corp.	214,204	2,137,756
Zebra Technologies Corp., Class A (I)	13,142	599,275

		6,072,662
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (I)	6,685	121,868
Advanced Micro Devices, Inc. (I)(L)	103,934	339,864
Advanced Semiconductor Engineering, Inc.	521,095	458,169
Advantest Corp.	10,500	128,176
Alpha & Omega Semiconductor, Ltd. (I)	3,582	25,361
Altera Corp.	56,034	1,970,716
Ambarella, Inc. (I)(L)	3,209	46,017
Amkor Technology, Inc. (I)(L)	10,673	42,799
ANADIGICS, Inc. (I)	16,518	30,393
Analog Devices, Inc.	53,629	2,481,950
Applied Materials, Inc.	210,327	3,157,008
Applied Micro Circuits Corp. (I)	11,837	127,366
ARM Holdings PLC	100,962	1,359,874
ASM Pacific Technology, Ltd.	17,400	178,898
ASML Holding NV	12,280	1,076,202
Atmel Corp. (I)	110,621	803,108
ATMI, Inc. (I)	5,355	131,465
Axcelis Technologies, Inc. (I)	20,568	40,725
Broadcom Corp., Class A	91,730	2,317,100
Brooks Automation, Inc.	10,956	96,413
Cabot Microelectronics Corp. (I)(L)	3,923	141,699
Cavium, Inc. (I)	8,770	332,997
Ceva, Inc. (I)	4,061	73,626
Cirrus Logic, Inc. (I)(L)	10,905	245,363
Cohu, Inc.	4,391	43,603
Cree, Inc. (I)(L)	30,433	1,688,727
Cypress Semiconductor Corp. (I)	59,828	677,253
Diodes, Inc. (I)	6,167	153,558
DSP Group, Inc. (I)	3,751	23,819
Entegris, Inc. (I)	23,832	224,021
Entropic Communications, Inc. (I)(L)	15,958	66,704
Epistar Corp. (I)	69,000	112,179
Exar Corp. (I)	6,712	82,021
Fairchild Semiconductor International, Inc. (I)	32,833	400,891
First Solar, Inc. (I)	13,172	483,676
FormFactor, Inc. (I)	9,283	56,348
GCL-Poly Energy Holdings, Ltd. (I)	750,000	197,261
GT Advanced Technologies, Inc. (I)(L)	20,617	133,186
Hermes Microvision, Inc.	3,000	80,332

The accompanying notes are an integral part of the financial statements.	249

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Hittite Microwave Corp. (I)	5,314	$325,004
Infineon Technologies AG	92,061	834,486
Inphi Corp. (I)	4,793	60,967
Integrated Device Technology, Inc. (I)	60,428	526,328
Integrated Silicon Solution, Inc. (I)	4,986	51,904
Intel Corp. (L)	873,630	19,202,387
Intermolecular, Inc. (I)	3,576	21,420
International Rectifier Corp. (I)	29,528	705,129
Intersil Corp., Class A	54,216	562,220
IXYS Corp.	4,314	39,991
Kinsus Interconnect Technology Corp.	22,000	79,795
KLA-Tencor Corp.	29,120	1,605,968
Kopin Corp. (I)	13,065	43,115
Lam Research Corp. (I)	28,444	1,327,481
Lattice Semiconductor Corp. (I)	20,069	95,528
Linear Technology Corp.	40,764	1,562,484
LSI Corp.	95,046	704,291
LTX-Credence Corp. (I)	8,665	35,180
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,957	32,017
MaxLinear, Inc., Class A (I)	4,479	37,713
MediaTek, Inc.	106,000	1,290,896
Micrel, Inc.	7,809	71,843
Microchip Technology, Inc. (L)	34,245	1,329,048
Micron Technology, Inc. (I)	179,056	2,429,790
Microsemi Corp. (I)	15,836	407,619
Mindspeed Technologies, Inc. (I)(L)	8,320	25,875
MKS Instruments, Inc.	8,927	223,621
Monolithic Power Systems, Inc. (L)	6,265	191,834
MoSys, Inc. (I)	9,521	34,656
MStar Semiconductor, Inc.	16,000	145,368
Nanometrics, Inc. (I)	4,275	61,090
NeoPhotonics Corp. (I)	4,026	25,766
Novatek Microelectronics Corp., Ltd.	48,000	198,258
NVE Corp. (I)	921	45,424
NVIDIA Corp.	100,918	1,488,541
OmniVision Technologies, Inc. (I)(L)	9,289	143,515
PDF Solutions, Inc. (I)	4,345	86,248
Peregrine Semiconductor Corp. (I)(L)	4,822	53,090
Pericom Semiconductor Corp. (I)	4,718	33,168
Phison Electronics Corp.	11,000	76,828
Photronics, Inc. (I)(L)	10,700	77,896
PLX Technology, Inc. (I)	8,710	47,470
PMC-Sierra, Inc. (I)	35,098	218,661
Power Integrations, Inc. (L)	4,952	258,098
Powertech Technology, Inc. (I)	53,000	96,306
Radiant Opto-Electronics Corp.	37,605	118,880
Rambus, Inc. (I)	19,347	157,872
Realtek Semiconductor Corp.	39,571	87,307
RF Micro Devices, Inc. (I)	120,901	599,669
Rohm Company, Ltd.	6,800	238,158
Rubicon Technology, Inc. (I)(L)	3,476	42,442
Rudolph Technologies, Inc. (I)	5,842	60,465
Samsung Electronics Company, Ltd.	9,644	11,837,087
Semtech Corp. (I)	28,866	857,898
Sigma Designs, Inc. (I)	5,927	28,035
Silicon Image, Inc. (I)	13,510	73,224
Silicon Laboratories, Inc. (I)	10,079	389,957
Siliconware Precision Industries Company	254,000	283,959
SK Hynix, Inc. (I)	45,450	1,148,994
Skyworks Solutions, Inc. (I)	49,343	1,251,338
Spansion, Inc., Class A (I)	7,717	80,025
STMicroelectronics NV (I)	43,061	343,860

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Sumco Corp.	8,200	$67,980
SunEdison, Inc. (I)	99,334	731,098
SunPower Corp. (I)(L)	7,030	151,075
Supertex, Inc.	1,845	42,546
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,157,000	7,158,294
Teradyne, Inc. (I)	33,696	517,234
Tessera Technologies, Inc.	9,001	165,078
Texas Instruments, Inc.	197,165	7,531,703
Tokyo Electron, Ltd.	12,100	500,592
Transcend Information, Inc. (I)	14,000	41,134
TriQuint Semiconductor, Inc. (I)	27,919	210,509
Ultra Clean Holdings (I)	4,527	30,105
Ultratech, Inc. (I)	4,786	135,348
United Microelectronics Corp.	1,061,000	432,455
Vanguard International Semiconductor Corp.	69,000	74,061
Veeco Instruments, Inc. (I)(L)	6,723	236,112
Volterra Semiconductor Corp. (I)	4,559	104,492
Xilinx, Inc.	45,844	1,990,546

		94,784,585
Software - 2.8%
Accelrys, Inc. (I)	9,970	90,129
ACI Worldwide, Inc. (I)	17,010	827,877
Actuate Corp. (I)	8,567	59,541
Adobe Systems, Inc. (I)	87,383	3,997,772
Advent Software, Inc.	13,967	376,969
American Software, Inc., Class A	4,653	37,317
ANSYS, Inc. (I)	24,055	2,020,139
Aspen Technology, Inc. (I)	15,946	533,075
Autodesk, Inc. (I)	39,361	1,446,517
AVG Technologies NV (I)(L)	4,096	88,760
Blackbaud, Inc.	7,814	281,460
BMC Software, Inc. (I)	23,018	1,058,828
Bottomline Technologies, Inc. (I)(L)	6,529	177,719
BroadSoft, Inc. (I)(L)	4,889	157,377
CA, Inc.	58,543	1,712,383
Cadence Design Systems, Inc. (I)	73,035	983,781
Callidus Software, Inc. (I)	7,319	56,283
Citrix Systems, Inc. (I)	32,656	2,311,065
CommVault Systems, Inc. (I)	19,074	1,598,973
Compuware Corp.	55,082	587,725
Comverse, Inc. (I)	3,790	114,648
Concur Technologies, Inc. (I)(L)	11,815	1,154,562
Dassault Systemes SA	4,380	559,158
Digimarc Corp.	1,322	25,131
Ebix, Inc. (L)	5,338	60,693
Electronic Arts, Inc. (I)	52,406	1,396,096
Ellie Mae, Inc. (I)(L)	4,551	132,161
EPIQ Systems, Inc.	5,367	65,746
ePlus, Inc.	643	33,404
FactSet Research Systems, Inc. (L)	10,443	1,068,841
Fair Isaac Corp.	15,287	765,573
FleetMatics Group PLC (I)(L)	2,775	137,224
Glu Mobile Inc. (I)(L)	11,172	27,036
Guidance Software, Inc. (I)	3,347	28,182
Guidewire Software, Inc. (I)	7,135	327,925
Gungho Online Entertainment, Inc. (I)(L)	243	163,030
Imperva, Inc. (I)	3,444	162,557
Infoblox, Inc. (I)	8,548	298,325
Informatica Corp. (I)	27,893	997,733
Interactive Intelligence Group (I)	2,669	157,204
Intuit, Inc. (L)	48,806	3,100,645
Jive Software, Inc. (I)(L)	6,874	85,169

The accompanying notes are an integral part of the financial statements.	250

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Konami Corp.	7,100	$155,682
Manhattan Associates, Inc. (I)	3,277	286,738
Mentor Graphics Corp.	40,617	900,073
MICROS Systems, Inc. (I)(L)	20,300	992,670
Microsoft Corp.	1,320,819	44,115,355
MicroStrategy, Inc., Class A (I)	1,571	144,234
Model N, Inc. (I)	1,540	22,191
Monotype Imaging Holdings, Inc. (L)	6,589	169,667
NCSoft Corp.	1,340	194,446
Netscout Systems, Inc. (I)	6,174	153,362
Nexon Company, Ltd.	7,700	83,499
NHN Entertainment Corp. (I)	1,143	111,769
Nintendo Company, Ltd.	7,500	843,948
Oracle Corp.	646,979	20,612,751
Oracle Corp. Japan	2,700	110,004
Pegasystems, Inc.	3,003	110,661
Progress Software Corp. (I)	9,236	225,913
Proofpoint, Inc. (I)	3,832	110,400
PROS Holdings, Inc. (I)	3,889	127,559
PTC, Inc. (I)	51,013	1,329,909
QLIK Technologies, Inc. (I)	14,869	487,555
Qualys, Inc. (I)	2,645	52,874
Rally Software Development Corp. (I)	1,223	31,590
RealPage, Inc. (I)(L)	8,134	168,455
Red Hat, Inc. (I)	33,847	1,709,950
Rosetta Stone, Inc. (I)	2,170	33,505
Rovi Corp. (I)	26,679	478,354
Salesforce.com, Inc. (I)(L)	94,420	4,638,855
SAP AG	78,501	5,802,727
Seachange International, Inc. (I)	5,746	57,460
Silver Spring Networks, Inc. (I)	997	20,329
SolarWinds, Inc. (I)	15,914	580,065
Solera Holdings, Inc.	17,780	917,804
Sourcefire, Inc. (I)	5,298	399,787
SS&C Technologies Holdings, Inc. (I)	9,906	350,573
Symantec Corp.	120,745	3,092,279
Synchronoss Technologies, Inc. (I)(L)	5,016	172,450
Synopsys, Inc. (I)	39,683	1,438,906
Take-Two Interactive Software, Inc. (I)	13,770	252,817
Tangoe, Inc. (I)(L)	5,444	113,181
The Sage Group PLC	81,198	432,990
TIBCO Software, Inc. (I)	40,232	906,829
TiVo, Inc. (I)	21,688	253,099
Totvs SA	7,800	122,266
Trend Micro, Inc.	7,400	257,705
Tyler Technologies, Inc. (I)	5,363	396,272
Ultimate Software Group, Inc. (I)	4,709	660,249
VASCO Data Security International, Inc. (I)	5,363	42,368
Verint Systems, Inc. (I)	8,995	298,184
VirnetX Holding Corp. (I)(L)	7,277	140,810
Vringo, Inc. (I)(L)	13,293	41,607

		124,417,459

		638,466,824
Materials - 4.7%
Chemicals - 2.6%
A. Schulman, Inc.	5,046	136,040
Advanced Emissions Solutions Inc (I)	1,815	70,876
Agrium, Inc.	3,332	285,022
Air Liquide SA	21,519	2,825,204
Air Products & Chemicals, Inc.	36,284	3,706,048
Air Water, Inc.	10,000	133,627
Airgas, Inc.	12,073	1,227,220

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Akzo Nobel NV	8,338	$490,331
Albemarle Corp.	22,671	1,413,990
American Pacific Corp. (I)	1,138	55,751
American Vanguard Corp.	5,051	126,679
Arabian American Development Company (I)	4,133	32,237
Arkema SA	4,296	434,182
Asahi Kasei Corp.	89,000	651,255
Ashland, Inc.	18,966	1,654,025
Axiall Corp.	11,958	478,679
Balchem Corp.	5,123	245,187
BASF SE	78,254	6,838,299
Cabot Corp.	15,482	619,125
Calgon Carbon Corp. (I)	9,398	161,646
CF Industries Holdings, Inc.	10,364	1,972,684
Cheil Industries, Inc.	4,216	333,880
Chemtura Corp. (I)	16,806	368,388
China BlueChemical, Ltd., H Shares	176,000	92,316
China Petrochemical Development Corp.	156,775	72,221
Croda International PLC	9,983	402,082
Cytec Industries, Inc.	10,825	809,494
Daicel Corp.	21,000	181,068
E.I. du Pont de Nemours & Company	161,285	9,131,957
Eastman Chemical Company	26,959	2,048,884
Ecolab, Inc.	46,492	4,247,044
EMS-Chemie Holding AG	570	182,404
Eternal Chemical Company, Ltd.	3,000	2,439
Ferro Corp. (I)	12,759	93,779
Flotek Industries, Inc. (I)	8,149	161,269
FMC Corp.	24,096	1,605,035
Formosa Chemicals & Fibre Corp.	278,100	717,810
Formosa Plastics Corp.	365,040	906,270
Fuchs Petrolub AG	3,024	244,645
FutureFuel Corp.	3,926	63,366
Givaudan AG (I)	560	753,215
H.B. Fuller Company	8,575	319,762
Hanwha Chemical Corp.	7,204	114,037
Hanwha Corp.	4,260	124,693
Hawkins, Inc.	1,606	59,550
Hitachi Chemical, Ltd.	7,300	119,997
Hyosung Corp.	2,127	135,256
Incitec Pivot, Ltd.	66,688	153,400
Indorama Ventures PCL	97,100	52,185
Innophos Holdings, Inc.	3,742	183,246
Innospec, Inc.	4,064	166,299
International Flavors & Fragrances, Inc.	14,331	1,132,292
Intrepid Potash, Inc. (L)	23,298	289,827
Johnson Matthey PLC	14,615	643,454
JSR Corp.	12,500	217,145
K&S AG (L)	14,677	356,288
Kaneka Corp.	20,000	127,319
Kansai Paint Company, Ltd.	16,000	184,682
KMG Chemicals, Inc.	1,658	39,062
Koninklijke DSM NV	5,526	407,169
Koppers Holdings, Inc.	3,542	137,323
Kraton Performance Polymers, Inc. (I)	5,650	104,808
Kumho Petrochemical Company, Ltd.	1,190	98,157
Kuraray Company, Ltd.	24,200	267,075
Landec Corp. (I)	4,672	61,670
Lanxess AG	7,089	456,543
LCY Chemical Corp.	42,000	49,713
LG Chem, Ltd.	4,034	1,037,711
Linde AG	15,781	3,035,052
Lotte Chemical Corp.	1,462	224,057

The accompanying notes are an integral part of the financial statements.	251

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
LSB Industries, Inc. (I)	3,364	$100,987
LyondellBasell Industries NV, Class A	66,522	4,666,518
Mexichem SAB de CV	42,700	175,102
Minerals Technologies, Inc.	14,909	661,960
Mitsubishi Chemical Holdings Corp.	95,500	447,375
Mitsubishi Gas & Chemicals Company, Inc.	27,000	216,264
Mitsui Chemicals, Inc.	57,000	150,756
Monsanto Company	93,867	9,188,641
Nan Ya Plastics Corp.	425,210	826,446
NewMarket Corp. (L)	2,751	754,269
Nitto Denko Corp.	11,600	613,800
OCI Company, Ltd.	1,397	197,376
Olin Corp.	34,336	793,162
OM Group, Inc. (I)	5,472	155,514
OMNOVA Solutions, Inc. (I)	8,596	66,361
Orica, Ltd.	15,247	253,195
Oriental Union Chemical Corp.	5,000	4,975
Petronas Chemicals Group BHD	337,145	676,993
PolyOne Corp.	17,088	461,718
Potash Corp. of Saskatchewan, Inc.	19,315	571,216
PPG Industries, Inc.	25,017	3,907,906
Praxair, Inc.	51,877	6,090,360
PTT Global Chemical PCL	87,193	186,900
Quaker Chemical Corp.	2,249	149,244
RPM International, Inc.	34,197	1,162,014
Sensient Technologies Corp.	21,382	886,498
Shin-Etsu Chemical Company, Ltd.	28,900	1,730,916
Showa Denko KK	105,000	131,899
Sigma-Aldrich Corp. (L)	21,075	1,738,055
Sika AG	141	386,123
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares (I)	240,066	83,443
Solvay SA	2,292	319,008
Stepan Company	3,232	182,414
Sumitomo Chemical Company, Ltd.	105,000	379,677
Syngenta AG	6,206	2,433,176
Taiwan Fertilizer Company, Ltd.	74,000	169,128
Taiyo Nippon Sanso Corp.	17,000	110,886
Taminco Corp. (I)	2,778	54,866
Teijin, Ltd.	66,000	144,193
The Dow Chemical Company	210,983	7,890,764
The Mosaic Company	48,469	2,018,734
The Scotts Miracle-Gro Company, Class A (L)	10,032	528,787
The Sherwin-Williams Company	15,026	2,590,482
Toray Industries, Inc.	103,000	629,108
Tredegar Corp.	4,254	95,077
TSRC Corp.	55,800	94,377
Ube Industries, Ltd.	75,000	132,089
Umicore SA	4,290	198,281
Uralkali OJSC, GDR (London Exchange)	13,891	326,413
Uralkali OSJC, GDR	9,998	234,953
Valspar Corp.	21,092	1,311,079
Yingde Gases	111,500	100,164
Zep, Inc.	4,131	58,164
Zoltek Companies, Inc. (I)	4,847	67,082

		113,778,333
Construction Materials - 0.2%
Anhui Conch Cement Company, Ltd.,
H Shares	126,710	407,032
Asia Cement Corp.	202,153	251,952
BBMG Corp., H Shares	117,500	80,460
Boral, Ltd.	35,403	131,648
Cemex SAB de CV (I)	464,456	520,388

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
China National Building Material
Company, Ltd., H Shares	290,000	$265,173
China Resources Cement Holdings, Ltd.	182,000	114,947
China Shanshui Cement Group, Ltd.	184,000	72,730
CRH PLC	51,221	1,083,993
Eagle Materials, Inc.	12,137	778,710
Headwaters, Inc. (I)	12,627	108,087
HeidelbergCement AG	11,981	831,941
Holcim, Ltd. (I)	15,420	1,045,350
Imerys SA	2,239	145,746
Indocement Tunggal Prakarsa Tbk PT	111,220	200,738
James Hardie Industries, Ltd.	20,000	173,814
Lafarge Malayan Cement BHD	48,366	139,338
Lafarge SA	13,079	798,607
Martin Marietta Materials, Inc.	11,852	1,138,385
PPC, Ltd.	24,338	70,140
Semen Gresik Persero Tbk PT	222,692	255,293
Siam Cement PCL	8,469	103,220
Siam Cement PCL (Foreign Registered Shares)	15,084	184,510
Taiheiyo Cement Corp.	83,000	309,644
Taiwan Cement Corp.	302,000	397,025
Texas Industries, Inc. (I)(L)	3,694	216,838
Ultratech Cement, Ltd., GDR (L)	3,420	76,343
US Concrete, Inc. (I)(L)	2,548	49,890
Vulcan Materials Company	22,746	1,087,259

		11,039,201
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	773	60,480
Amcor, Ltd.	53,189	491,994
Aptargroup, Inc. (L)	17,213	1,012,297
Avery Dennison Corp.	17,669	755,526
Ball Corp.	26,424	1,173,754
Bemis Company, Inc. (L)	17,740	705,875
Berry Plastics Group, Inc. (I)	9,527	219,216
Boise, Inc.	17,409	148,847
Graphic Packaging Holding Company (I)	35,844	297,864
Greif, Inc., Class A (L)	7,853	423,041
MeadWestvaco Corp.	30,796	1,104,037
Myers Industries, Inc.	4,982	92,466
Nampak, Ltd.	30,511	88,822
Owens-Illinois, Inc. (I)	29,170	828,136
Packaging Corp. of America	25,314	1,342,655
Rexam PLC	58,023	438,364
Rock-Tenn Company, Class A	18,564	2,062,646
Sealed Air Corp.	34,447	978,295
Silgan Holdings, Inc.	11,681	551,110
Sonoco Products Company	26,123	972,559
Toyo Seikan Kaisha, Ltd.	11,500	192,994

		13,940,978
Metals & Mining - 1.4%
A. M. Castle & Company (I)(L)	3,197	50,545
African Rainbow Minerals, Ltd.	4,008	73,414
Agnico-Eagle Mines, Ltd. (L)	3,879	116,926
AK Steel Holding Corp. (I)(L)	24,132	81,084
Alcoa, Inc. (L)	187,057	1,440,339
Allegheny Technologies, Inc. (L)	19,182	512,351
Allied Nevada Gold Corp. (I)(L)	18,186	84,383
Alumina, Ltd. (I)	96,938	86,641
Aluminum Corp. of China, Ltd., H Shares (I)	384,780	129,231
AMCOL International Corp.	4,810	158,586
Angang Steel Company, Ltd., H Shares (I)	7,612	4,785
Anglo American Platinum, Ltd. (I)	3,069	122,313

The accompanying notes are an integral part of the financial statements.	252

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Anglo American PLC	98,935	$2,266,830
AngloGold Ashanti, Ltd.	17,558	234,401
Antofagasta PLC	26,047	345,121
ArcelorMittal	67,563	867,319
Assore, Ltd.	1,195	45,488
Barrick Gold Corp. (L)	22,355	426,810
BHP Billiton PLC	150,462	4,378,952
BHP Billiton, Ltd.	135,755	4,297,175
Boliden AB	10,298	150,336
Carpenter Technology Corp.	11,429	614,537
Century Aluminum Company (I)	9,238	72,149
China Steel Corp.	1,084,861	914,945
Cia Siderurgica Nacional SA	47,100	166,216
Cliffs Natural Resources, Inc. (L)	26,520	553,472
Coeur d’Alene Mines Corp. (I)	17,197	248,325
Commercial Metals Company	50,025	744,372
Compass Minerals International, Inc. (L)	8,595	633,709
Daido Steel Company, Ltd.	20,000	105,991
Eldorado Gold Corp.	15,934	135,695
Eregli Demir ve Celik Fabrikalari TAS	67,701	73,077
Feng Hsin Iron & Steel Company	65,000	114,299
First Quantum Minerals, Ltd.	12,518	207,861
Fortescue Metals Group, Ltd.	66,904	255,665
Fosun International, Ltd.	172,000	124,588
Franco-Nevada Corp. (L)	3,296	150,046
Freeport-McMoRan Copper & Gold, Inc.	182,576	5,517,447
Fresnillo PLC	13,110	264,725
Glencore Xstrata PLC (I)	716,989	3,391,133
Globe Specialty Metals, Inc. (L)	11,506	147,852
Gold Fields, Ltd.	33,643	173,847
Gold Resource Corp.	6,477	54,342
Goldcorp, Inc.	18,050	532,949
Grupo Mexico SAB de CV, Series B	153,300	438,295
Harmony Gold Mining Company, Ltd.	17,828	64,646
Haynes International, Inc.	2,138	94,564
Hecla Mining Company (L)	57,182	195,562
Hitachi Metals, Ltd.	14,000	167,036
Horsehead Holding Corp. (I)	7,871	93,429
Hyundai Hysco Company, Ltd.	3,010	117,062
Hyundai Steel Company	5,004	328,831
Iluka Resources, Ltd.	17,109	162,035
Impala Platinum Holdings, Ltd.	24,618	271,567
Industrias CH SAB de CV, Series B (I)	8,800	50,326
Industrias Penoles SAB de CV	5,870	177,932
JFE Holdings, Inc.	34,600	760,037
Jiangxi Copper Company, Ltd., H Shares	129,925	248,762
Kaiser Aluminum Corp. (L)	3,231	223,327
Kinross Gold Corp.	25,405	140,134
Kobe Steel, Ltd. (I)	175,000	277,395
Korea Zinc Company, Ltd.	725	206,000
Koza Altin Isletmeleri AS	2,178	34,093
Kumba Iron Ore, Ltd. (L)	3,842	168,162
Maruichi Steel Tube, Ltd.	3,300	76,036
Materion Corp.	3,578	105,193
Mechel, ADR (I)(L)	5,122	14,803
Minera Frisco SAB de CV, Class A1 (I)	21,100	57,310
Mitsubishi Materials Corp.	79,000	307,544
MMC Norilsk Nickel OJSC, ADR	19,597	260,601
MMC Norilsk Nickel OJSC, ADR (London
Stock Exchange)	3,185	41,425
MMC Norilsk Nickel OJSC, ADR
(Russian Exchange)	22,790	296,954
Molycorp, Inc. (I)(L)	21,519	131,266

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
New Gold, Inc (I)	10,588	$71,371
Newcrest Mining, Ltd.	32,722	385,044
Newmont Mining Corp.	86,991	2,763,704
Nippon Steel & Sumitomo Metal Corp.	534,002	1,510,490
Northam Platinum, Ltd. (I)	15,467	62,734
Novolipetsk Steel OJSC	3,335	53,422
Novolipetsk Steel OJSC, GDR	2,636	42,308
Nucor Corp.	55,574	2,528,061
Olympic Steel, Inc.	1,753	45,543
Paramount Gold and Silver Corp. (I)(L)	27,489	41,783
POSCO	5,792	1,675,763
Randgold Resources, Ltd.	6,451	505,202
Reliance Steel & Aluminum Company	19,792	1,319,928
Rio Tinto PLC	90,757	4,097,023
Rio Tinto, Ltd.	18,083	931,114
Royal Gold, Inc. (L)	16,786	974,092
RTI International Metals, Inc. (I)(L)	5,403	167,331
Schnitzer Steel Industries, Inc., Class A (L)	4,412	111,403
Severstal OAO, GDR	27,117	223,641
Shougang Fushan Resources Group, Ltd.	310,000	103,603
Sibanye Gold, Ltd. (I)	42,995	44,118
Silver Wheaton Corp. (L)	7,867	207,934
Sims Metal Management, Ltd.	681	5,680
Steel Dynamics, Inc.	56,880	867,989
Sterlite Industries India, Ltd., ADR	63,847	383,082
Stillwater Mining Company (I)(L)	20,389	232,231
Sumitomo Metal Mining Company, Ltd.	37,000	496,157
SunCoke Energy, Inc. (I)	12,171	191,450
Teck Resources, Ltd.	12,808	322,480
ThyssenKrupp AG (I)	32,876	690,975
Tung Ho Steel Enterprise Corp.	101,000	77,387
Turquoise Hill Resources, Ltd. (I)	8,928	46,450
U.S. Silica Holdings, Inc. (L)	3,718	87,373
United States Steel Corp. (L)	24,780	443,562
Universal Stainless & Alloy (I)	1,416	38,997
Vale SA	84,200	1,214,679
Vedanta Resources PLC	6,171	111,124
Voestalpine AG	8,835	377,478
Walter Energy, Inc. (L)	11,008	142,444
Worthington Industries, Inc.	22,808	760,191
Yamana Gold, Inc.	16,763	191,614
Yamato Kogyo Company, Ltd.	3,000	97,591
Zhaojin Mining Industry Company, Ltd.,
H Shares	92,000	86,406
Zijin Mining Group Company, Ltd.,
H Shares (L)	617,529	152,762

		61,464,313
Paper & Forest Products - 0.2%
Boise Cascade Company (I)	2,267	52,368
Clearwater Paper Corp. (I)	3,823	182,204
Deltic Timber Corp.	1,932	116,210
Domtar Corp. (L)	8,678	572,748
Duratex SA	17,630	89,260
Fibria Celulose SA (I)	16,100	186,105
International Paper Company	77,326	3,650,560
KapStone Paper and Packaging Corp.	6,992	293,664
Lee & Man Paper Manufacturing, Ltd.	179,000	105,503
Louisiana-Pacific Corp. (I)	59,729	893,546
Neenah Paper, Inc.	2,822	103,285
Nine Dragons Paper Holdings, Ltd.	169,000	114,673
OJI Paper Company, Ltd.	56,000	223,477
P.H. Glatfelter Company	7,268	186,206
Resolute Forest Products, Inc. (I)(L)	11,805	148,861

The accompanying notes are an integral part of the financial statements.	253

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Sappi, Ltd. (I)	23,485	$55,895
Schweitzer-Mauduit International, Inc.	5,334	305,478
Stora Enso OYJ, Series R (L)	46,301	357,677
UPM-Kymmene OYJ	43,897	529,980
Wausau Paper Corp. (L)	8,306	91,117

		8,258,817

		208,481,642
Telecommunication Services - 3.0%
Diversified Telecommunication Services - 2.1%
8x8, Inc. (I)(L)	12,518	115,792
American Tower Corp.	69,204	4,808,986
AT&T, Inc.	944,346	31,947,225
Atlantic Tele-Network, Inc.	1,598	75,490
BCE, Inc. (L)	5,719	234,505
Belgacom SA	5,092	121,810
Bell Aliant, Inc. (L)	1,703	42,927
BT Group PLC	568,825	2,867,547
Cbeyond, Inc. (I)	5,153	33,804
CenturyLink, Inc.	105,964	3,509,528
China Communications Services Corp., Ltd.,
H Shares	246,400	165,362
China Telecom Corp., Ltd., H Shares	1,408,396	712,353
China Unicom Hong Kong, Ltd.	480,416	725,757
Chunghwa Telecom Company, Ltd. (I)	335,000	1,056,195
Cincinnati Bell, Inc. (I)(L)	35,637	106,555
Cogent Communications Group, Inc.	8,151	252,926
Consolidated
Communications Holdings, Inc. (L)	6,809	113,574
Deutsche Telekom AG	239,312	3,066,211
Elisa OYJ, Class A (L)	11,048	232,275
Fairpoint Communications, Inc. (I)(L)	4,539	42,394
France Telecom SA	125,524	1,270,286
Frontier Communications Corp. (L)	177,313	767,765
General Communication, Inc., Class A (I)	5,626	50,353
Hawaiian Telcom Holdco, Inc. (I)(L)	2,021	50,141
HKT Trust and HKT, Ltd.	180,000	168,936
IDT Corp., Class B	2,753	45,755
Iliad SA	1,666	399,499
inContact, Inc. (I)	9,562	77,739
Inmarsat PLC	32,199	346,797
Inteliquent, Inc.	6,311	50,488
Iridium Communications, Inc. (I)(L)	11,209	74,988
Koninklijke KPN NV (I)	105,462	308,038
KT Corp.	2,882	93,487
LG Uplus Corp. (I)	19,687	230,968
Lumos Networks Corp.	2,855	44,966
magicJack VocalTec, Ltd. (I)(L)	3,365	47,245
Nippon Telegraph & Telephone Corp.	30,700	1,562,591
Oi SA	1	2
ORBCOMM, Inc. (I)	6,974	33,196
PCCW, Ltd.	319,000	144,336
Portugal Telecom SGPS SA (L)	76,032	287,093
Premiere Global Services, Inc. (I)	8,348	80,809
Primus Telecommunications Group, Inc.	2,615	10,512
Rostelecom OJSC, ADR	3,203	58,679
Rostelecom OJSC, ADR	15,272	282,495
Singapore Telecommunications, Ltd.	175,950	482,766
Singapore Telecommunications, Ltd.
(Singapore Exchange)	387,000	1,068,972
Straight Path Communications, Inc. (I)	1,376	7,073
Swisscom AG	1,540	697,796
TDC A/S	46,245	377,636

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Telecom Italia SpA	575,806	$319,156
Telecom Italia SpA (Italian Exchange)	973,529	681,050
Telefonica Czech Republic AS	4,840	72,398
Telefonica Deutschland Holding AG	23,791	166,234
Telefonica SA (I)	213,642	2,897,297
Telekom Austria AG	15,167	109,024
Telekom Malaysia BHD	132,518	218,235
Telekomunikasi Indonesia Persero Tbk PT	3,294,200	659,897
TeliaSonera AB	109,903	787,041
Telstra Corp., Ltd.	188,615	820,262
TELUS Corp.	4,766	146,242
Towerstream Corp. (I)	12,908	28,527
True Corp. PCL (I)	269,400	54,399
Turk Telekomunikasyon AS	21,959	66,960
tw telecom, Inc. (I)	38,795	1,110,313
Verizon Communications, Inc.	503,248	23,843,890
Vivendi SA	81,572	1,651,253
Vonage Holdings Corp. (I)	26,830	83,710
West Corp.	3,236	70,771
Windstream Corp. (I)(L)	103,751	837,271
Xl Axiata Tbk PT	181,151	74,219
Ziggo NV (L)	6,072	240,792

		94,291,564
Wireless Telecommunication Services - 0.9%
Advanced Info Service PCL	83,700	624,045
America Movil SAB de CV, Series L	1,586,300	1,535,129
Axiata Group BHD	313,253	641,158
Boingo Wireless, Inc. (I)(L)	3,944	28,200
China Mobile, Ltd.	611,470	6,590,062
Crown Castle International Corp. (I)	51,348	3,564,578
DiGi.Com BHD	426,220	609,967
Far EasTone
Telecommunications Company, Ltd.	146,000	366,999
Globe Telecom, Inc.	3,058	104,082
Indosat Tbk PT	97,350	36,672
KDDI Corp.	37,800	1,797,669
Leap Wireless International, Inc. (I)	9,382	142,419
Maxis BHD	272,960	567,800
MegaFon OAO, GDR	1,617	54,655
Millicom International Cellular SA	2,844	231,049
Mobile TeleSystems OJSC, ADR (I)	45,059	953,448
MTN Group, Ltd. (L)	77,242	1,411,295
NII Holdings, Inc. (I)(L)	29,612	177,080
NTELOS Holdings Corp.	2,961	49,212
NTT DOCOMO, Inc.	1,074	1,716,245
Philippine Long Distance Telephone Company	3,930	253,005
Reliance Communication, Ltd., GDR (S)	40,149	74,866
Rogers Communications, Inc., Class B (L)	8,090	319,437
Shenandoah Telecommunications Company	4,431	75,992
Sistema JSFC, GDR	5,015	111,032
Sistema JSFC, GDR (London Exchange)	12,482	276,162
SK Telecom Company, Ltd.	894	177,650
Softbank Corp.	66,700	4,162,648
StarHub, Ltd.	41,000	133,905
Taiwan Mobile Company, Ltd.	150,000	539,723
Tele2 AB, B Shares (I)	14,783	185,809
Telephone & Data Systems, Inc.	25,940	718,279
Tim Participacoes SA	54,700	215,045
Turkcell Iletisim Hizmetleri AS (I)	37,265	194,847
USA Mobility, Inc.	3,890	54,927
Vodacom Group, Ltd. (L)	17,112	193,102

The accompanying notes are an integral part of the financial statements.	254

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Vodafone Group PLC	3,530,201	$11,377,768

		40,265,961

		134,557,525
Utilities - 3.3%
Electric Utilities - 1.6%
Acciona SA	1,307	66,771
ALLETE, Inc.	6,857	323,650
American Electric Power Company, Inc.	85,081	3,641,467
Centrais Eletricas Brasileiras SA	17,600	36,514
Cheung Kong Infrastructure Holdings, Ltd.	50,000	337,389
Chubu Electric Power Company, Inc.	45,300	563,438
Cleco Corp.	25,861	1,167,883
CLP Holdings, Ltd.	133,000	1,061,872
CPFL Energia SA	15,500	126,679
Duke Energy Corp.	123,463	8,099,173
Edison International	57,062	2,618,575
EDP - Energias de Portugal SA	242,820	857,288
EDP - Energias do Brasil SA	15,400	69,063
El Paso Electric Company	6,897	237,257
Electricite de France SA	16,031	449,585
Enel SpA	635,179	2,100,390
Entergy Corp.	31,191	1,972,207
Exelon Corp.	149,825	4,568,164
Federal Grid Company Unified Energy System
JSC, GDR (I)(S)	22,040	35,066
Federal Hydrogenerating Company JSC (L)	20,000	31,600
Federal Hydrogenerating Company JSC, ADR	86,690	136,103
FirstEnergy Corp.	73,259	2,745,015
Fortis, Inc. (L)	4,287	123,526
Fortum OYJ	36,668	729,058
Great Plains Energy, Inc.	39,671	869,588
Hawaiian Electric Industries, Inc. (L)	25,432	636,054
Hokkaido Electric Power Company, Inc. (I)	12,900	150,897
Hokuriku Electric Power Company	11,800	155,502
Iberdrola SA	248,149	1,315,268
IDACORP, Inc.	21,360	1,022,503
Korea Electric Power Corp. (I)	22,523	622,412
Kyushu Electric Power Company, Inc. (I)	30,000	387,829
MGE Energy, Inc. (L)	3,653	190,358
NextEra Energy, Inc. (L)	74,257	5,967,293
Northeast Utilities	55,067	2,256,095
NV Energy, Inc.	60,764	1,424,916
OGE Energy Corp.	51,160	1,801,344
Otter Tail Corp. (L)	6,192	162,726
Pepco Holdings, Inc.	46,978	889,763
Pinnacle West Capital Corp.	19,267	1,045,620
PNM Resources, Inc.	34,064	746,342
Portland General Electric Company (L)	12,688	365,541
Power Assets Holdings, Ltd.	104,000	893,834
PPL Corp. (L)	106,457	3,268,230
Red Electrica Corp. SA	5,655	292,953
Reliance Infrastructure, Ltd., GDR (S)	5,052	78,521
Shikoku Electric Power Company, Inc. (I)	12,500	193,738
SP AusNet (I)	69,123	70,872
SSE PLC	68,501	1,659,219
Tenaga Nasional BHD	339,336	901,934
Terna Rete Elettrica Nazionale SpA	150,232	640,741
The Chugoku Electric Power Company, Inc.	20,900	286,908
The Empire District Electric Company	7,638	161,696
The Kansai Electric Power Company, Ltd. (I)	49,500	552,636
The Southern Company	152,255	6,336,853
Tohoku Electric Power Company, Inc. (I)	31,800	346,483

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Tokyo Electric Power Company, Inc. (I)	101,700	$512,023
Transmissora Alianca de Energia Eletrica SA	6,000	55,324
UIL Holdings Corp.	8,703	328,625
Unitil Corp.	2,927	82,366
UNS Energy Corp.	7,086	324,043
Verbund AG, Class A	4,719	90,902
Westar Energy, Inc.	32,747	1,018,759
Xcel Energy, Inc.	89,976	2,512,130

		72,716,574
Gas Utilities - 0.4%
AGL Resources, Inc.	20,825	915,259
APA Group, Ltd.	35,907	190,664
Atmos Energy Corp.	23,368	942,899
Chesapeake Utilities Corp.	1,836	95,858
China Gas Holdings, Ltd.	238,000	247,900
China Resources Gas Group, Ltd.	92,000	216,426
Delta Natural Gas Company, Inc.	1,570	31,745
Enagas SA	10,312	233,884
ENN Energy Holdings, Ltd.	78,000	388,112
GAIL India, Ltd., GDR	30,057	811,049
GAIL India, Ltd., GDR (Turquoise Exchange)	3,000	81,000
Gas Natural SDG SA	18,401	359,832
Hong Kong & China Gas Company, Ltd.	435,290	1,008,589
Korea Gas Corp.	2,110	104,855
National Fuel Gas Company	21,562	1,407,567
New Jersey Resources Corp.	7,102	305,954
Northwest Natural Gas Company (L)	4,691	192,519
ONEOK, Inc.	35,893	1,846,336
Osaka Gas Company, Ltd.	132,000	531,045
Perusahaan Gas Negara Persero Tbk PT	791,269	389,492
Petronas Gas BHD	70,699	432,014
Piedmont Natural Gas Company, Inc.	12,663	408,508
Questar Corp.	45,178	990,302
Snam SpA	199,195	931,962
South Jersey Industries, Inc.	5,489	317,045
Southwest Gas Corp.	7,803	365,024
The Laclede Group, Inc.	5,380	239,571
Toho Gas Company, Ltd.	29,000	144,143
Tokyo Gas Company, Ltd.	172,000	889,022
UGI Corp.	29,379	1,151,657
WGL Holdings, Inc.	22,051	920,409

		17,090,642
Independent Power Producers & Energy Traders - 0.1%
Aboitiz Power Corp.	166,159	120,926
AES Corp.	108,407	1,377,853
Atlantic Power Corp. (L)	21,092	83,735
China Longyuan Power Group Corp., H Shares	271,000	286,097
China Resources Power Holdings, Ltd.	196,532	450,451
Datang International Power Generation
Company, Ltd., H Shares	315,136	135,409
Dynegy, Inc. (I)(L)	16,937	329,086
Electric Power Development Company, Ltd.	8,200	252,177
Enel Green Power SpA	173,203	365,483
Energy Development Corp. (I)	635,244	81,621
Genie Energy, Ltd., B Shares (I)	2,853	24,308
Glow Energy PCL	24,900	48,539
Huaneng Power International, Inc., H Shares	338,564	336,631
MPX Energia SA (I)	11,200	23,001
NRG Energy, Inc.	56,594	1,485,593
Ormat Technologies, Inc. (L)	3,307	82,906
Tractebel Energia SA	10,500	150,506

The accompanying notes are an integral part of the financial statements.	255

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders (continued)
TransAlta Corp. (L)	5,748	$73,890

		5,708,212
Multi-Utilities - 1.1%
AGL Energy, Ltd.	23,120	323,000
Alliant Energy Corp.	28,626	1,420,136
Ameren Corp.	42,464	1,435,708
ATCO, Ltd.	1,700	69,901
Avista Corp.	10,338	271,579
Black Hills Corp.	19,069	915,693
Canadian Utilities, Ltd.	2,542	82,465
CenterPoint Energy, Inc.	74,830	1,715,852
Centrica PLC	371,889	2,224,006
CMS Energy Corp.	46,329	1,229,108
Consolidated Edison, Inc.	51,301	2,884,655
Dominion Resources, Inc.	100,958	5,890,899
DTE Energy Company	30,211	2,020,210
E.ON AG	153,435	2,429,409
GDF Suez	90,493	1,961,441
Integrys Energy Group, Inc.	13,812	772,367
MDU Resources Group, Inc.	48,733	1,301,171
National Grid PLC	263,245	3,029,035
NiSource, Inc.	54,422	1,592,388
NorthWestern Corp.	6,485	260,502
PG&E Corp.	79,691	3,296,020
Public Service Enterprise Group, Inc.	88,648	2,873,968
RWE AG	41,695	1,145,764
SCANA Corp.	25,772	1,240,149
Sempra Energy	39,621	3,344,805
Suez Environnement Company	18,876	281,205
TECO Energy, Inc. (L)	36,359	601,014
Vectren Corp.	21,233	692,196
Veolia Environnement SA	22,874	352,243
Wisconsin Energy Corp. (L)	40,107	1,645,991
YTL Corp. BHD	578,417	272,358
YTL Power International BHD	239,941	116,920

		47,692,158
Water Utilities - 0.1%
American States Water Company	3,183	167,426
Aqua America, Inc. (L)	36,322	1,103,099
Artesian Resources Corp., Class A	1,965	42,837
California Water Service Group	8,044	160,478
Cia de Saneamento Basico do Estado de
Sao Paulo	22,100	181,454
Cia de Saneamento de Minas Gerais	3,900	46,994
Connecticut Water Service, Inc. (L)	2,321	70,698
Consolidated Water Company, Ltd.	3,131	39,983
Guangdong Investment, Ltd.	254,780	211,178
Severn Trent PLC	17,123	447,920
SJW Corp.	2,879	75,286
United Utilities Group PLC	48,750	512,592
York Water Company (L)	3,083	60,180

		3,120,125

		146,327,711

TOTAL COMMON STOCKS (Cost $3,637,770,958)		$4,189,634,855

PREFERRED SECURITIES - 0.5%
Consumer Discretionary - 0.1%
Bayerische Motoren Werke AG	4,564	334,716
Hyundai Motor Company, Ltd.	2,139	199,757
Hyundai Motor Company, Ltd., 2nd Preferred	3,257	327,098
Lojas Americanas SA	26,200	166,032

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Consumer Discretionary (continued)
Porsche Automobil Holding SE	13,046	$1,096,225
Volkswagen AG	12,321	2,801,756

		4,925,584
Consumer Staples - 0.1%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	7,900	323,556
Companhia de Bebidas das Americas	44,400	1,548,264
Henkel AG & Company KgaA	15,179	1,470,761

		3,342,581
Energy - 0.1%
Petroleo Brasileiro SA	271,500	1,911,691
Financials - 0.1%
Banco Bradesco SA	135,900	1,578,318
Banco do Estado do Rio Grande do Sul SA	11,700	70,025
Itau Unibanco Holding SA	162,140	1,970,729
Itausa - Investimentos Itau SA	184,750	647,335

		4,266,407
Industrials - 0.0%
Marcopolo SA	28,600	79,593
Information Technology - 0.0%
Samsung Electronics Company, Ltd.	1,787	1,473,551
Materials - 0.1%
Bradespar SA	14,700	151,994
Braskem SA, A Shares (I)	10,000	73,556
Gerdau SA	55,500	398,929
Klabin SA	31,100	160,456
LG Chem, Ltd.	717	84,371
Metalurgica Gerdau SA	17,800	157,935
Suzano Papel e Celulose SA	19,000	74,855
Usinas Siderurgicas de Minas Gerais SA (I)	24,600	106,300
Vale SA	122,600	1,598,047

		2,806,443
Telecommunication Services - 0.0%
Oi SA	46,400	68,843
Telefonica Brasil SA	19,200	374,030

		442,873
Utilities - 0.0%
AES Tiete SA	6,500	54,758
Centrais Eletricas Brasileiras SA	14,600	56,113
Cia Paranaense de Energia	6,200	74,188
Companhia Energetica de Minas Gerais	35,047	273,214
Companhia Energetica de Sao Paulo	10,900	97,079
RWE AG (L)	3,322	90,306

		645,658

TOTAL PREFERRED SECURITIES (Cost $21,788,380)		$19,894,381

RIGHTS - 0.0%
Biglari Holdings, Inc. (Expiration Date:
09/16/2013; Strike Price: $265.00) (I)(L)	199	5,890
China Merchants Bank Company, Ltd.
(Expiration Date: 09/19/2013; Strike Price:
HKD 11.68) (I)	67,835	15,396
Fiat Industrial SpA (Expiration Date:
09/10/2013; Strike Price: EUR 8.897) (I)	83,000	40
Forest Laboratories, Inc. (I)(N)	891	0
Unwired Planet (Expiration Date: 09/09/2013;
Strike Price: $1.66) (I)	17,634	252

TOTAL RIGHTS (Cost $846)		$21,578

The accompanying notes are an integral part of the financial statements.	256

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.0%
Kinross Gold Corp. (Expiration Date:
09/17/2014; Strike Price: $21.30) (I)	638	48
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	854	30
Tejon Ranch Company (Expiration Date:
08/31/2016; Strike Price: $40.00) (I)	356	1,354

TOTAL WARRANTS (Cost $2,736)		$1,432

SECURITIES LENDING COLLATERAL - 4.9%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	21,398,734	214,152,109

TOTAL SECURITIES LENDING
COLLATERAL (Cost $214,139,178)		$214,152,109

SHORT-TERM INVESTMENTS - 4.0%
Repurchase Agreement - 4.0%
Repurchase Agreement with State Street Corp.
dated 08/30/2013 at 0.000% to be
repurchased at $177,238,000 on 09/03/2013,
collateralized by $185,185,000
U.S. Treasury Notes, 0.625% due
08/31/2017 (valued at $180,786,856,
including interest)	$177,238,000	$177,238,000

TOTAL SHORT-TERM INVESTMENTS (Cost $177,238,000)		$177,238,000

Total Investments (Strategic Equity Allocation Fund)
(Cost $4,050,940,098) - 104.2%		$4,600,942,355
Other assets and liabilities, net - (4.2%)		(183,725,927)

TOTAL NET ASSETS - 100.0%		$4,417,216,428

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 77.5%
U.S. Government - 25.7%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 to 07/15/2022	$44,845,294	$43,360,828
0.625%, 07/15/2021 to 02/15/2043	3,599,025	3,373,515
0.750%, 02/15/2042	31,616,532	26,399,804
1.125%, 01/15/2021	4,055,626	4,276,151
1.250%, 07/15/2020	4,924,438	5,282,228
1.375%, 01/15/2020	971,676	1,046,449
1.750%, 01/15/2028	29,086,362	31,808,671
2.000%, 01/15/2026	21,290,849	24,025,403
2.375%, 01/15/2025 to 01/15/2027	39,613,476	46,504,475
2.500%, 01/15/2029	12,614,072	15,150,686
3.625%, 04/15/2028	1,010,436	1,368,667
3.875%, 04/15/2029	2,840,360	3,985,380
U.S. Treasury Notes
0.625%, 04/30/2018	101,300,000	97,200,490
0.750%, 02/28/2018 (D)	48,500,000	46,999,507
0.750%, 03/31/2018	107,900,000	104,317,396
0.875%, 01/31/2018	12,400,000	12,101,631
0.875%, 07/31/2019 (D)	67,900,000	63,826,000
1.000%, 06/30/2019 to 11/30/2019	58,900,000	55,693,334
1.125%, 05/31/2019 to 03/31/2020	17,200,000	16,399,313
1.250%, 10/31/2019 to 02/29/2020	14,000,000	13,264,477
1.375%, 06/30/2018 to 01/31/2020	2,000,000	1,950,531

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
1.500%, 08/31/2018 (D)	$44,400,000	$44,122,500

		662,457,436
U.S. Government Agency - 51.8%
Federal Home Loan Mortgage Corp.
0.875%, 03/07/2018	900,000	868,070
1.000%, 03/08/2017 to 09/29/2017	71,400,000	70,428,213
1.250%, 08/01/2019 to 10/02/2019	30,300,000	28,459,780
1.750%, 05/30/2019	1,900,000	1,854,026
2.375%, 01/13/2022	2,100,000	2,009,799
3.750%, 03/27/2019	800,000	868,807
4.000%, TBA (C)	34,000,000	34,982,814
4.000%, 05/01/2029 to 01/01/2042	3,453,463	3,564,066
4.500%, TBA (C)	11,000,000	11,572,343
4.500%, 03/01/2037 to 03/01/2041	1,871,785	1,971,822
4.665%, 11/01/2035 (P)	175,974	187,279
5.500%, 08/23/2017 to 01/01/2040	4,387,989	4,851,643
6.000%, TBA (C)	26,000,000	28,331,878
6.000%, 08/01/2022 to 05/01/2040	20,893,647	22,753,812
Federal National Mortgage Association
0.875%, 08/28/2017 to 05/21/2018	14,100,000	13,735,607
1.250%, 01/30/2017	6,600,000	6,627,502
2.053%, 11/01/2035 (P)	153,893	158,847
2.249%, 05/01/2035 (P)	290,521	305,670
2.310%, 08/01/2022	2,700,000	2,467,051
2.344%, 03/01/2035 (P)	78,841	82,344
2.357%, 11/01/2034 (P)	156,931	164,368
2.464%, 01/01/2035 (P)	142,439	150,487
2.471%, 06/01/2035 (P)	445,510	473,473
2.500%, 06/01/2028	992,858	984,016
2.527%, 07/01/2034 (P)	136,826	143,885
2.870%, 09/01/2027	2,000,000	1,758,659
3.000%, TBA (C)	39,000,000	39,672,910
3.330%, 11/01/2021	97,067	98,123
3.500%, TBA (C)	12,000,000	12,505,312
3.500%, 03/01/2020 to 02/01/2027	11,059,213	11,554,020
4.000%, TBA (C)	272,500,000	281,047,537
4.000%, 01/01/2020 to 02/01/2042	6,250,589	6,537,104
4.500%, TBA (C)	196,000,000	206,613,766
4.500%, 01/01/2018 to 08/01/2042	72,016,612	76,078,957
4.746%, 09/01/2035 (P)	99,069	104,611
5.000%, TBA (C)	68,000,000	72,926,348
5.000%, 02/13/2017 to 07/01/2041	24,165,495	26,361,174
5.375%, 06/12/2017	4,500,000	5,161,725
5.500%, TBA (C)	57,500,000	62,417,422
5.500%, 06/01/2018 to 09/01/2041	78,454,933	85,024,896
6.000%, 10/01/2026 to 05/01/2041	27,459,537	29,942,945
Government National
Mortgage Association
3.000%, TBA (C)	3,000,000	2,898,164
3.000%, 09/15/2042 to 08/15/2043	108,659,567	105,140,863
3.500%, TBA (C)	3,000,000	3,022,734
3.500%, 11/15/2041 to 06/15/2043	49,463,223	49,915,347
5.000%, TBA (C)	5,000,000	5,383,716
5.000%, 10/15/2033 to 12/15/2040	13,488,686	14,554,002

		1,336,717,937

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,043,962,740)		$1,999,175,373

The accompanying notes are an integral part of the financial statements.	257

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 2.1%
Brazil - 0.1%
Federative Republic of Brazil
Zero Coupon 01/01/2017 (Z)	BRL	6,000,000	$1,730,898
Canada - 1.5%
Province of British Columbia
4.300%, 06/18/2042	CAD	400,000	397,121
Province of Ontario
1.000%, 07/22/2016		$1,100,000	1,096,733
1.600%, 09/21/2016		1,100,000	1,112,949
1.650%, 09/27/2019		2,200,000	2,089,168
3.000%, 07/16/2018		1,100,000	1,148,706
3.150%, 06/02/2022	CAD	7,900,000	7,380,009
4.000%, 06/02/2021		7,100,000	7,127,165
4.200%, 06/02/2020		1,600,000	1,635,667
4.300%, 03/08/2017		800,000	819,315
4.400%, 06/02/2019		2,700,000	2,793,640
4.400%, 04/14/2020		$200,000	219,504
5.500%, 06/02/2018	CAD	700,000	754,794
Province of Quebec
2.750%, 08/25/2021		$1,400,000	1,344,053
3.000%, 09/01/2023	CAD	400,000	361,098
3.500%, 07/29/2020		$700,000	724,322
3.500%, 12/01/2022	CAD	2,500,000	2,380,352
4.250%, 12/01/2021		5,300,000	5,381,918
4.500%, 12/01/2017 to 12/01/2020		900,000	932,990

			37,699,504
Mexico - 0.3%
Government of Mexico
10.000%, 12/05/2024	MXN	89,000,000	8,581,369
South Korea - 0.0%
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		$700,000	738,917
Spain - 0.2%
Junta de Castilla y Leon
6.270%, 02/19/2018	EUR	2,500,000	3,561,219
6.505%, 03/01/2019		1,100,000	1,605,215

			5,166,434

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $56,713,057)			$53,917,122

CORPORATE BONDS - 12.1%
Consumer Discretionary - 0.9%
Banque PSA Finance SA
2.174%, 04/04/2014 (P)(S)		$3,500,000	3,482,787
Daimler Finance North America LLC
1.472%, 09/13/2013 (P)(S)		1,700,000	1,700,415
Ford Motor Credit Company LLC
7.000%, 04/15/2015		5,200,000	5,625,040
8.000%, 06/01/2014 to 12/15/2016		1,100,000	1,266,709
8.700%, 10/01/2014		1,000,000	1,076,415
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		3,800,000	4,985,228
Volkswagen International Finance NV
0.884%, 04/01/2014 (P)(S)		5,000,000	5,010,955

			23,147,549
Consumer Staples - 0.0%
CVS Pass-Through Trust
6.943%, 01/10/2030		260,594	299,719

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy - 0.7%
AK Transneft OJSC
8.700%, 08/07/2018 (S)		$900,000	$1,080,000
Cameron International Corp.
1.191%, 06/02/2014 (P)		2,400,000	2,411,225
Gazprom OAO
10.500%, 03/08/2014		900,000	940,500
Indian Oil Corp., Ltd.
4.750%, 01/22/2015		4,600,000	4,725,143
Petrobras Global Finance BV
3.000%, 01/15/2019		400,000	367,387
Petrobras International Finance Company
3.875%, 01/27/2016		5,900,000	6,051,931
Petroleos Mexicanos
8.000%, 05/03/2019		1,500,000	1,805,250

			17,381,436
Financials - 8.9%
AIG Life Holdings, Inc.
7.570%, 12/01/2045 (S)		3,700,000	4,310,500
Ally Financial, Inc.
2.460%, 12/01/2014 (P)		3,100,000	3,101,544
3.465%, 02/11/2014 (P)		1,000,000	1,000,140
4.625%, 06/26/2015		1,200,000	1,242,014
5.500%, 02/15/2017		5,500,000	5,792,254
6.750%, 12/01/2014		400,000	420,000
7.500%, 09/15/2020		1,200,000	1,350,000
8.300%, 02/12/2015		6,500,000	7,020,000
American Express Credit Corp.
5.375%, 10/01/2014	GBP	8,100,000	13,105,641
American International Group, Inc.
5.850%, 01/16/2018		$1,200,000	1,352,072
6.250%, 03/15/2037		1,100,000	1,091,750
Australia & New Zealand Banking
Group, Ltd.
2.125%, 01/10/2014 (S)		3,000,000	3,016,800
Banco do Brasil SA
5.875%, 01/19/2023 (S)		400,000	370,000
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	600,000	800,127
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		$2,500,000	2,550,000
4.500%, 04/06/2015 (S)		400,000	408,000
Bank of America Corp.
6.500%, 08/01/2016		7,900,000	8,904,335
Bank of America NA
6.000%, 10/15/2036		2,700,000	3,040,133
Bank of Montreal
1.950%, 01/30/2017 (S)		400,000	407,614
2.850%, 06/09/2015 (S)		1,400,000	1,453,539
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		1,400,000	1,426,025
1.950%, 01/30/2017 (S)		1,100,000	1,120,999
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		900,000	942,750
6.500%, 03/10/2021 (S)		1,900,000	1,923,750
BNP Paribas SA
1.169%, 01/10/2014 (P)		6,100,000	6,114,732
BPCE SA
2.375%, 10/04/2013 (S)		600,000	600,987
CIT Group, Inc.
5.250%, 04/01/2014 (S)		600,000	611,250
Citigroup, Inc.
5.500%, 10/15/2014		11,500,000	12,066,605

The accompanying notes are an integral part of the financial statements.	258

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse New York
2.200%, 01/14/2014		$1,300,000	$1,308,447
Dexia Credit Local SA
0.744%, 04/29/2014 (P)(S)		25,000,000	25,033,000
General Electric Capital Corp.
7.500%, 08/21/2035		3,300,000	4,267,091
HSBC Bank PLC
2.000%, 01/19/2014 (S)		1,400,000	1,408,218
ICICI Bank, Ltd.
4.750%, 11/25/2016 (S)		10,400,000	10,464,771
International Lease Finance Corp.
5.750%, 05/15/2016		600,000	632,157
6.500%, 09/01/2014 (S)		3,000,000	3,127,500
6.625%, 11/15/2013		2,900,000	2,926,100
Intesa Sanpaolo SpA
2.662%, 02/24/2014 (P)(S)		3,300,000	3,309,191
Itau Unibanco SA
0.100%, 10/31/2013		2,100,000	2,095,080
JPMorgan Chase & Company
0.471%, 09/26/2013 (P)	EUR	1,700,000	2,247,232
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017		$3,100,000	3,530,987
6.875%, 04/25/2018		7,500,000	8,711,520
Murray Street Investment Trust I
4.647%, 03/09/2017		3,800,000	4,028,228
National Bank of Canada
2.200%, 10/19/2016 (S)		300,000	308,615
Nordea Bank AB
2.125%, 01/14/2014 (S)		600,000	603,845
Northern Rock Asset Management PLC
5.625%, 06/22/2017 (S)		15,300,000	17,277,372
Pricoa Global Funding I
0.476%, 09/27/2013 (P)(S)		2,700,000	2,700,324
Principal Life Income Funding Trusts
5.550%, 04/27/2015		3,500,000	3,769,952
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		6,800,000	6,647,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		5,000,000	4,875,000
Santander US Debt SAU
2.991%, 10/07/2013 (S)		5,700,000	5,710,659
SLM Corp.
5.375%, 05/15/2014		600,000	612,000
6.250%, 01/25/2016		600,000	639,000
Springleaf Finance Corp.
6.900%, 12/15/2017		2,700,000	2,750,625
State Bank of India
4.500%, 07/27/2015 (S)		1,700,000	1,741,274
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)		1,300,000	1,307,107
Temasek Financial I, Ltd.
4.300%, 10/25/2019 (S)		1,600,000	1,722,515
The Bear Stearns Companies LLC
7.250%, 02/01/2018		7,000,000	8,311,905
The Goldman Sachs Group, Inc.
1.265%, 02/07/2014 (P)		11,200,000	11,226,555
Turkiye Garanti Bankasi AS
2.766%, 04/20/2016 (P)(S)		900,000	862,650

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
UBS AG
1.264%, 01/28/2014 (P)	$930,000	$933,378

		230,632,859
Health Care - 0.2%
AbbVie, Inc.
1.027%, 11/06/2015 (P)	4,965,000	5,013,250
HCA, Inc.
8.500%, 04/15/2019	900,000	972,000

		5,985,250
Industrials - 0.5%
International Lease Finance Corp.
6.750%, 09/01/2016 (S)	1,300,000	1,420,250
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)	11,007,500	10,787,350
6.350%, 06/30/2021	1,850,000	1,813,000

		14,020,600
Materials - 0.8%
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020	300,000	264,808
CSN Resources SA
6.500%, 07/21/2020	2,600,000	2,489,481
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	600,000	579,000
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)	10,400,000	11,414,000
7.250%, 10/20/2017	2,500,000	2,743,750
Rohm & Haas Company
6.000%, 09/15/2017	1,500,000	1,711,853

		19,202,892
Utilities - 0.1%
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)	100,000	103,414
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)	2,103,599	2,170,830

		2,274,244

TOTAL CORPORATE BONDS (Cost $308,049,004)		$312,944,549

TERM LOANS (M) - 0.1%
Financials - 0.1%
Springleaf Financial Funding Company
5.500%, 05/10/2017	2,496,000	2,495,376

TOTAL TERM LOANS (Cost $2,487,774)		$2,495,376

MUNICIPAL BONDS - 5.7%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	1,600,000	2,070,752
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049	1,000,000	1,054,090
California State Public Works Board,
Series G2 8.361%, 10/01/2034	20,000,000	24,882,200
California State University
6.434%, 11/01/2030	1,200,000	1,288,344
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	1,000,000	1,057,510
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	100,000	109,341
6.899%, 12/01/2040	2,700,000	3,060,558

The accompanying notes are an integral part of the financial statements.	259

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Chicago Transit Authority,
Series B (Illinois)
6.300%, 12/01/2021	$300,000	$328,023
6.899%, 12/01/2040	2,600,000	2,947,204
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,100,990
City of San Antonio Texas Water System
Revenue 5.000%, 05/15/2040	21,400,000	22,356,794
City of San Antonio, TX
6.308%, 02/01/2037	2,600,000	2,925,728
County of Clark (Nevada)
6.820%, 07/01/2045	1,400,000	1,745,786
County of Santa Clara California
5.000%, 08/01/2030	1,900,000	2,027,908
District of Columbia 5.000%, 06/01/2027	1,300,000	1,389,466
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	218,372
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023	745,000	691,084
Los Angeles Unified School
District (California)
4.500%, 07/01/2023	5,000,000	5,318,650
6.758%, 07/01/2034	2,700,000	3,294,972
New Jersey State Turnpike Authority
7.414%, 01/01/2040	5,500,000	7,134,490
New York City Municipal Water Finance
Authority (New York)
5.000%, 06/15/2037	2,600,000	2,602,444
5.000%, 06/15/2037	800,000	801,176
5.000%, 06/15/2038	2,900,000	2,901,769
New York State Dormitory Authority
5.000%, 03/15/2031	1,000,000	1,036,550
North Carolina Turnpike Authority
6.700%, 01/01/2039	300,000	331,275
Pennsylvania Economic Development
Financing Authority
5.000%, 01/01/2022	600,000	667,308
5.000%, 01/01/2023	4,300,000	4,604,354
San Diego Tobacco Settlement Revenue
Funding Corp. (California)
7.125%, 06/01/2032	1,280,000	1,054,298
State of California
7.950%, 03/01/2036	17,300,000	19,952,263
7.600%, 11/01/2040	1,600,000	2,090,080
7.500%, 04/01/2034	2,600,000	3,284,684
State of Louisiana 3.000%, 05/01/2043 (P)	2,600,000	2,600,078
State of Washington 5.000%, 01/01/2028	4,200,000	4,549,440
State of Washington - Series C
5.000%, 06/01/2041	5,200,000	5,289,856
Tobacco Securitization Authority of
Southern California 5.125%, 06/01/2046	1,500,000	1,082,775
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047	2,920,000	2,315,735
Truckee Meadows Water Authority
(Nevada), Series A 5.000%, 07/01/2036	200,000	200,056
University of California
6.270%, 05/15/2031	5,300,000	5,778,325

TOTAL MUNICIPAL BONDS (Cost $141,518,924)		$146,144,728

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.2%
Commercial & Residential - 7.9%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A 2.397%, 02/25/2045 (P)		$123,069	$122,058
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A2B 1.626%, 05/16/2047 (P)(S)	EUR	2,555,626	3,421,238
Banc of America Commercial
Mortgage Trust, Series 2006-4,
Class A1A 5.617%, 07/10/2046 (P)		$7,996,755	8,782,484
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.484%, 11/15/2015 (P)(S)		975,606	975,733
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		1,934,610	1,757,055
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		4,470,213	4,516,940
Series 2011-RR5, Class 12A1,
5.406%, 03/26/2037 (P)(S)		381,301	348,135
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
2.990%, 11/25/2034 (P)		1,822,112	1,778,959
Series 2004-9, Class 22A1,
3.514%, 11/25/2034 (P)		424,342	427,191
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1 2.715%, 09/25/2035 (P)		743,693	604,771
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		400,000	434,092
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		3,300,000	3,688,568
Series 2007-PW16, Class A1A,
5.899%, 06/11/2040 (P)		11,227,166	12,579,994
CD 2006-CD2 Mortgage Trust,
Series 2006-CD2, Class A1B
5.485%, 01/15/2046 (P)		11,237,581	12,115,438
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%, 10/15/2049		11,070,429	12,123,105
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A2A,
2.510%, 10/25/2035 (P)		5,053,254	4,842,821
Series 2005-11, Class 1A1,
2.540%, 05/25/2035 (P)		494,299	478,428
Commercial Mortgage Pass Through
Certificates, Series 2007-C1, Class A3
5.383%, 02/15/2040		977,573	1,048,574
Countrywide Alternative Loan Trust
Series 2005-81, Class A1,
0.464%, 02/25/2037 (P)		5,018,159	3,355,071
Series 2005-62, Class 2A1,
1.162%, 12/25/2035 (P)		5,873,289	4,111,537
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-HYB9, Class 1A1,
2.727%, 02/20/2035 (P)		1,971,303	1,844,120
Series 2005-HYB9, Class 3A2A,
2.783%, 02/20/2036 (P)		297,655	255,028
Series 2004-22, Class A3,
2.900%, 11/25/2034 (P)		1,188,593	1,089,987

The accompanying notes are an integral part of the financial statements.	260

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
European Loan Conduit, Series 25X,
Class A 0.376%, 05/15/2019 (P)	EUR	133,438	$166,218
Granite Master Issuer PLC, Series 2005-1,
Class A5 0.308%, 12/20/2054 (P)		1,998,110	2,603,033
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		$100,000	103,487
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,400,000	1,535,752
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.070%, 11/25/2035 (P)		989,621	960,746
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.568%, 10/15/2054 (P)(S)	EUR	1,197,562	1,592,167
HomeBanc Mortgage Trust, Series 2005-4,
Class A1 0.454%, 10/25/2035 (P)		$4,531,339	3,777,909
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)		900,000	931,549
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		3,000,000	3,285,411
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		400,000	439,529
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
4.263%, 02/25/2035 (P)		265,870	265,081
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		146,934	133,855
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.624%, 12/15/2030 (P)		1,727,681	1,651,896
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1
0.723%, 07/09/2021 (P)(S)		3,602,609	3,594,691
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.394%, 02/25/2036 (P)		785,046	706,868
Series 2005-3, Class 4A,
0.434%, 11/25/2035 (P)		143,518	132,549
Series 2005-2, Class 3A,
1.184%, 10/25/2035 (P)		379,014	364,332
Series 2005-2, Class 1A,
1.666%, 10/25/2035 (P)		5,328,335	5,098,881
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4 5.485%, 03/12/2051 (P)		2,000,000	2,188,944
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A1A,
5.319%, 12/15/2043		12,579,569	13,727,631
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		917,336	915,275
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A
5.995%, 08/12/2045 (P)(S)		1,000,000	1,104,440
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 1A1D
0.564%, 12/25/2035 (P)		2,000,000	1,574,508

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.344%, 02/25/2037 (P)		$11,693,736	$9,016,034
RBSSP Resecuritization Trust,
Series 2011-3, Class 2A1
0.434%, 02/26/2037 (P)(S)		2,557,819	2,307,286
Structured Asset
Mortgage Investments, Inc.
Series 2007-AR2, Class 2A1,
0.314%, 03/25/2037 (P)		2,064,365	1,513,611
Series 2005-AR5, Class A3,
0.434%, 07/19/2035 (P)		1,503,531	1,458,604
Series 2005-AR8, Class A1A,
0.464%, 02/25/2036 (P)		407,207	301,536
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.647%, 10/28/2035 (P)(S)		392,130	367,836
TBW Mortgage-Backed Trust,
Series 2006-4, Class A3
0.384%, 09/25/2036 (P)		10,720,296	9,647,838
Titan Europe PLC, Series, 2007-3X,
Class A1 0.790%, 10/23/2016 (P)	GBP	3,327,129	4,949,811
Wachovia Bank
Commercial Mortgage Trust
Series 2007-WHL8, Class A1,
0.264%, 06/15/2020 (P)(S)		$4,291,153	4,268,659
Series 2006-C24, Class A1A,
5.557%, 03/15/2045 (P)		15,257,841	16,490,538
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR19, Class A1A1,
0.454%, 12/25/2045 (P)		1,988,787	1,830,977
Series 2002-AR17, Class 1A,
1.358%, 11/25/2042 (P)		132,500	117,927
Series 2001-7, Class A,
1.359%, 05/25/2041 (P)		53,716	49,858
Series 2004-CB1, Class 6A,
6.000%, 06/25/2034		3,400,718	3,575,120
Series 2004-CB4, Class 11A,
6.000%, 12/25/2034		12,533,782	13,038,981
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.619%, 01/25/2035 (P)		924,329	910,606
Series 2006-AR2, Class 2A1,
2.641%, 03/25/2036 (P)		1,195,157	1,179,369
Series 2006-AR2, Class 2A5,
2.641%, 03/25/2036 (P)		3,726,077	3,516,526
Series 2005-14, Class 1A9,
5.500%, 12/25/2035		449,736	446,778

			202,543,974
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.
Series 3335, Class FT,
0.334%, 08/15/2019 (P)		1,548,144	1,547,424
Series 3149, Class LF,
0.484%, 05/15/2036 (P)		838,068	837,814
Series 2637, Class F,
0.584%, 06/15/2018 (P)		67,929	68,200
Series T-63, Class 1A1,
1.363%, 02/25/2045 (P)		117,748	118,693

The accompanying notes are an integral part of the financial statements.	261

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2007-73, Class A1,
0.244%, 07/25/2037 (P)		$973,037	$916,511
Series 2005-120, Class NF,
0.284%, 01/25/2021 (P)		1,344,902	1,344,184
Series 2007-30, Class AF,
0.494%, 04/25/2037 (P)		895,862	897,917
Series 2003-W6, Class F,
0.534%, 09/25/2042 (P)		896,317	890,802
Series 2005-75, Class FL,
0.634%, 09/25/2035 (P)		1,999,685	2,013,699
Series 2006-5, Class 3A2,
2.472%, 05/25/2035 (P)		139,546	143,516

			8,778,760

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $211,790,510)			$211,322,734

ASSET BACKED SECURITIES - 0.9%
Access Group, Inc., Series 2008-1,
Class A 1.566%, 10/27/2025 (P)		6,192,979	6,226,551
Bear Stearns Asset
Backed Securities Trust
Series 2007-HE1, Class 21A1,
0.244%, 01/25/2037 (P)		221,889	219,064
Series 2007-HE5, Class 1A1,
0.274%, 06/25/2047 (P)		82,659	82,102
BNC Mortgage Loan Trust, Series 2007-2,
Class A2 0.284%, 05/25/2037 (P)		691,783	649,524
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.504%, 10/25/2035 (P)		264,967	263,228
Collegiate Funding Services Education
Loan Trust, Series 2005-B, Class A2
0.376%, 12/28/2021 (P)		1,763,657	1,762,159
GSAMP Trust, Series 2007-FM1,
Class A2A 0.254%, 12/25/2036 (P)		297,890	141,988
Hillmark Funding, Series 2006-1A,
Class A1 0.513%, 05/21/2021 (P)(S)		7,100,000	6,883,507
HSBC Asset Loan Obligation,
Series 2007-WF1, Class A1
0.244%, 12/25/2036 (P)		444,452	138,233
HSBC Home Equity Loan Trust,
Series 2005-1, Class A
0.474%, 01/20/2034 (P)		1,389,318	1,363,414
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.244%, 03/25/2047 (P)		433,300	406,799
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.744%, 10/25/2034 (P)		58,753	55,400
Mastr Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.264%, 05/25/2037 (P)		2,934	2,930
Penta CLO SA, Series 2007-1X, Class A1
0.518%, 06/04/2024 (P)	EUR	968,307	1,225,572
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.244%, 12/25/2036 (P)		$488,869	155,821

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027		$1,081,907	$1,180,748
Specialty Underwriting & Residential
Finance, Series 2007-BC1, Class A2A
0.244%, 01/25/2038 (P)		138,646	136,144
Wood Street CLO BV, Series I, Class A
0.544%, 11/22/2021 (P)	EUR	2,024,808	2,618,268

TOTAL ASSET BACKED SECURITIES (Cost $23,843,043)			$23,511,452

PREFERRED SECURITIES - 1.5%
Financials - 1.5%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)		900,000	24,750,000
Wells Fargo & Company,
Series L, 7.500%		13,070	14,834,450

			39,584,450

TOTAL PREFERRED SECURITIES (Cost $39,503,975)			$39,584,450

SHORT-TERM INVESTMENTS - 22.1%
Foreign Government - 0.0%
Mexico Cetes 3.776%, 09/05/2013	MXN	1,290,000	964,879
U.S. Government* - 13.9%
U.S. Treasury Bill
0.013%, 10/17/2013 (D)		$46,658,000	46,657,300
0.013%, 10/10/2013		69,827,000	69,826,092
0.017%, 09/05/2013 (D)		65,300,000	65,299,877
0.037%, 09/12/2013		103,000,000	102,998,834
0.043%, 09/19/2013		71,700,000	71,698,462
0.068%, 02/27/2014		1,500,000	1,499,613

			357,980,178
U.S. Government Agency* - 0.6%
Federal Home Loan Mortgage Corp.
Discount Note 0.050%, 11/29/2013		16,300,000	16,298,030
Repurchase Agreement - 7.6%
Repurchase Agreement with Bank of
America dated 08/23/2013 at 0.040% to
be repurchased at $9,600,149 on
09/06/2013, collateralized by
$10,077,000 U.S. Treasury Notes,
0.750% due 10/31/2017 (valued at
$9,877,685, including interest)		9,600,000	9,600,000
Repurchase Agreement with BNP Paribas
dated 08/30/2013 at 0.070% to be
repurchased at $11,000,086 on
09/03/2013, collateralized by
$19,143,400, Government National
Mortgage Association, 4.500% due
04/20/2041 (valued at $20,349,495,
including interest)		$11,000,000	11,000,000
Repurchase Agreement with Citigroup
dated 08/30/2013 at 0.070% to be
repurchased at $8,300,065 on
09/03/2013, collateralized by
$8,380,000, U.S. Treasury Notes,
1.000% due 08/31/2016 (valued at
$8,475,357, including interest)		8,300,000	8,300,000

The accompanying notes are an integral part of the financial statements.	262

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with Goldman
Sachs Group, Inc. dated 08/19/2013 at
0.060% to be repurchased at
$20,700,518 on 09/03/2013,
collateralized by $22,748,000 Federal
Home Loan Mortgage Corp., 3.000%
due 06/01/2043 (valued at $21,723,834,
including interest)	$20,700,000	$20,700,000
Repurchase Agreement with Royal Bank
of Canada dated 08/30/2013 at 0.070%
to be repurchased at $100,000,778 on
09/03/2013, collateralized by
$103,827,000 U.S. Treasury Notes,
0.625% due 05/31/2017 (valued at
$102,082,144, including interest)	100,000,000	100,000,000
Repurchase Agreement with Societe
General dated 08/27/2013 at 0.030% to
be repurchased at $16,200,054 on
09/03/2013, collateralized by
$14,600,000 Treasury Inflation Notes,
1.125% due 01/15/2021 (valued at
$16,569,417, including interest)	16,200,000	16,200,000
Repurchase Agreement with State
Street Corp. dated 08/30/2013 at
0.000% to be repurchased at $537,000
on 09/03/2013, collateralized by
$545,000 U.S. Treasury Notes, 1.000%
due 08/31/2016 (valued at $550,946,
including interest)	537,000	537,000
Repurchase Agreement with TD Securities
dated 08/30/2013 at 0.070% to be
repurchased at $29,300,228 on
09/03/2013, collateralized by
$30,210,000 U.S. Treasury Notes,
0.250% due 05/15/2016 (valued at
$29,913,339, including interest)	29,300,000	29,300,000

		195,637,000

TOTAL SHORT-TERM INVESTMENTS (Cost $570,959,576)		$570,880,087

Total Investments (Total Return Fund)
(Cost $3,398,828,603) - 130.2%		$3,359,975,871
Other assets and liabilities, net - (30.2%)		(778,906,754)

TOTAL NET ASSETS - 100.0%		$2,581,069,117

SALE COMMITMENTS OUTSTANDING - (0.6)%
U.S. Government Agency - (0.6)%
Federal National Mortgage Association
6.000%, TBA (C)	(5,000,000)	(5,467,969)
Government National Mortgage
Association 3.000%, TBA (C)	(11,000,000)	(10,626,601)

		(16,094,570)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(16,074,063))		$(16,094,570)

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 85.4%
Consumer Discretionary - 25.3%
Allbritton Communications Company
8.000%, 05/15/2018	$2,325,000	$2,511,000
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	4,680,000	4,925,674
American Greetings Corp.
7.375%, 12/01/2021	575,000	560,625
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	6,540,000	6,834,300
CCO Holdings LLC
5.250%, 03/15/2021 (S)	230,000	219,075
5.750%, 09/01/2023 (S)	230,000	214,475
5.750%, 01/15/2024	220,000	204,050
6.500%, 04/30/2021	5,400,000	5,467,500
7.375%, 06/01/2020	1,075,000	1,150,250
8.125%, 04/30/2020	990,000	1,074,150
Cinemark USA, Inc.
4.875%, 06/01/2023 (L)	1,025,000	943,000
5.125%, 12/15/2022	850,000	794,750
7.375%, 06/15/2021	1,975,000	2,128,063
CityCenter Holdings LLC
7.625%, 01/15/2016	1,275,000	1,346,719
CityCenter Holdings LLC, PIK
10.750%, 01/15/2017	4,076,044	4,391,937
Cooper Tire & Rubber Company
7.625%, 03/15/2027 (L)	3,105,000	2,965,275
CSC Holdings LLC
7.875%, 02/15/2018	3,600,000	4,086,000
CSC Holdings, Inc.
7.625%, 07/15/2018	2,585,000	2,940,438
CVR Refining LLC
6.500%, 11/01/2022 (S)	2,050,000	1,968,000
DineEquity, Inc.
9.500%, 10/30/2018	5,602,000	6,232,225
DISH DBS Corp.
4.250%, 04/01/2018	875,000	861,875
5.125%, 05/01/2020	425,000	411,188
5.875%, 07/15/2022	950,000	931,000
6.625%, 10/01/2014	800,000	835,000
6.750%, 06/01/2021	400,000	417,000
7.750%, 05/31/2015	2,750,000	2,983,750
7.875%, 09/01/2019	1,000,000	1,127,500
DreamWorks Animation SKG, Inc.
6.875%, 08/15/2020 (S)	2,070,000	2,126,925
EchoStar DBS Corp.
7.125%, 02/01/2016	3,150,000	3,433,500
General Motors Financial Company, Inc.
4.750%, 08/15/2017 (S)	310,000	319,688
6.750%, 06/01/2018	1,975,000	2,199,656
Gray Television, Inc.
7.500%, 10/01/2020	4,640,000	4,895,200
Greektown Superholdings, Inc.
13.000%, 07/01/2015	8,680,000	9,114,000
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	50,000	50,750
Interactive Data Corp.
10.250%, 08/01/2018	3,595,000	3,990,450
L Brands, Inc.
5.625%, 02/15/2022	2,125,000	2,140,938
6.625%, 04/01/2021	625,000	664,063
Lamar Media Corp.
5.000%, 05/01/2023	1,060,000	983,150
5.875%, 02/01/2022	1,400,000	1,410,500
7.875%, 04/15/2018	570,000	609,188

The accompanying notes are an integral part of the financial statements.	263

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Lamar Media Corp. (continued)
9.750%, 04/01/2014	$3,135,000	$3,268,238
LIN Television Corp.
6.375%, 01/15/2021	350,000	350,000
8.375%, 04/15/2018	2,650,000	2,828,875
Live Nation Entertainment, Inc.
7.000%, 09/01/2020 (S)	255,000	265,200
LKQ Corp.
4.750%, 05/15/2023 (S)	3,485,000	3,206,200
Local TV Finance LLC
9.250%, 06/15/2015 (S)	4,275,491	4,328,935
NAI Entertainment Holdings
5.000%, 08/01/2018 (S)	2,675,000	2,708,438
National CineMedia LLC
6.000%, 04/15/2022	2,520,000	2,570,400
7.875%, 07/15/2021	750,000	810,000
Nexstar Broadcasting, Inc.
6.875%, 11/15/2020 (S)	1,650,000	1,666,500
8.875%, 04/15/2017	700,000	754,250
Nielsen Finance LLC
4.500%, 10/01/2020	1,380,000	1,311,000
7.750%, 10/15/2018	10,195,000	11,087,063
Penn National Gaming, Inc.
8.750%, 08/15/2019	1,175,000	1,286,625
Penske Automotive Group, Inc.
5.750%, 10/01/2022	2,827,000	2,798,730
Pinnacle Entertainment, Inc.
7.500%, 04/15/2021	5,280,000	5,649,600
RadioShack Corp.
6.750%, 05/15/2019	2,875,000	2,141,875
Regal Cinemas Corp.
8.625%, 07/15/2019	6,515,000	7,044,344
Regal Entertainment Group
5.750%, 06/15/2023	1,065,000	995,775
Rent-A-Center, Inc.
4.750%, 05/01/2021 (S)	260,000	240,500
6.625%, 11/15/2020	1,815,000	1,910,288
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (L)	2,485,000	2,485,000
Service Corp. International
4.500%, 11/15/2020	325,000	315,250
5.375%, 01/15/2022 (S)	120,000	116,550
6.750%, 04/01/2016	1,979,000	2,139,794
7.000%, 06/15/2017 to 05/15/2019	4,755,000	5,173,925
7.625%, 10/01/2018	1,520,000	1,727,100
8.000%, 11/15/2021	2,340,000	2,673,450
Sonic Automotive, Inc.
5.000%, 05/15/2023	240,000	222,000
Sotheby’s
5.250%, 10/01/2022 (S)	3,260,000	3,080,700
Speedway Motorsports, Inc.
6.750%, 02/01/2019	3,588,000	3,794,310
Tempur Sealy International, Inc.
6.875%, 12/15/2020	250,000	260,938
The William Carter Company
5.250%, 08/15/2021 (S)	280,000	281,400
Toys R Us Property Company II LLC
8.500%, 12/01/2017	2,100,000	2,210,250
Videotron, Ltd.
5.000%, 07/15/2022	2,110,000	1,962,300
6.375%, 12/15/2015	1,195,000	1,209,938
9.125%, 04/15/2018	930,000	975,338

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Wolverine World Wide, Inc.
6.125%, 10/15/2020 (S)	$210,000	$217,875

		176,531,781
Consumer Staples - 0.5%
B&G Foods, Inc.
4.625%, 06/01/2021	1,100,000	1,021,625
Constellation Brands, Inc.
3.750%, 05/01/2021	50,000	46,250
4.250%, 05/01/2023	50,000	45,875
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)	1,880,000	1,776,600
Post Holdings, Inc.
7.375%, 02/15/2022 (S)	575,000	606,625

		3,496,975
Energy - 14.3%
Bristow Group, Inc.
6.250%, 10/15/2022	3,450,000	3,536,250
Denbury Resources, Inc.
4.625%, 07/15/2023	800,000	714,000
6.375%, 08/15/2021	150,000	157,125
8.250%, 02/15/2020	5,039,000	5,542,900
Dresser-Rand Group, Inc.
6.500%, 05/01/2021	1,735,000	1,843,438
El Paso Corp.
6.500%, 09/15/2020	440,000	463,301
6.950%, 06/01/2028	1,325,000	1,233,908
7.000%, 06/15/2017	5,022,000	5,590,124
7.250%, 06/01/2018	2,600,000	2,930,470
7.800%, 08/01/2031	1,425,000	1,489,860
8.050%, 10/15/2030	700,000	737,505
8.250%, 02/15/2016	400,000	441,407
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	175,000	200,294
Energy Future Intermediate Holding
Company LLC
6.875%, 08/15/2017 (L)(S)	625,000	632,031
Energy Transfer Equity LP
7.500%, 10/15/2020	5,640,000	6,147,600
Era Group, Inc.
7.750%, 12/15/2022	3,235,000	3,235,000
Exterran Partners LP
6.000%, 04/01/2021 (S)	2,900,000	2,813,000
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	5,665,000	5,735,813
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021 (S)	3,810,000	3,638,550
5.875%, 04/01/2020	600,000	607,500
Murphy Oil USA, Inc.
6.000%, 08/15/2023 (S)	490,000	486,325
NGPL PipeCo LLC
7.768%, 12/15/2037 (S)	6,433,000	5,532,380
Northern Tier Energy LLC
7.125%, 11/15/2020 (S)	1,790,000	1,772,100
Oil States International, Inc.
6.500%, 06/01/2019	4,320,000	4,557,600
PHI, Inc.
8.625%, 10/15/2018	5,460,000	5,767,125
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	4,555,000	3,871,750
6.000%, 01/15/2019 (S)	470,000	427,700
6.875%, 04/15/2040 (S)	6,850,000	5,480,000

The accompanying notes are an integral part of the financial statements.	264

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Rockies Express Pipeline LLC (continued)
7.500%, 07/15/2038 (S)	$3,200,000	$2,736,000
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 04/15/2023 (S)	2,150,000	2,023,688
Sabine Pass LNG LP
6.500%, 11/01/2020 (S)	1,380,000	1,386,900
7.500%, 11/30/2016	11,650,000	12,829,563
7.500%, 11/30/2016 (S)	1,563,000	1,647,011
SemGroup LP
7.500%, 06/15/2021 (S)	2,655,000	2,701,463
Teekay Corp.
8.500%, 01/15/2020	475,000	513,000

		99,422,681
Financials - 13.4%
Ally Financial, Inc.
5.500%, 02/15/2017	1,965,000	2,069,414
7.500%, 09/15/2020	1,550,000	1,743,750
8.000%, 03/15/2020 to 11/01/2031	3,460,000	3,982,075
8.300%, 02/12/2015	1,000,000	1,080,000
Aviation Capital Group Corp.
4.625%, 01/31/2018 (S)	195,000	194,381
6.750%, 04/06/2021 (S)	1,643,000	1,727,097
7.125%, 10/15/2020 (S)	885,000	961,326
Aviv Healthcare Properties LP
7.750%, 02/15/2019	2,400,000	2,568,000
CIT Group, Inc.
4.250%, 08/15/2017	3,375,000	3,417,188
5.000%, 05/15/2017	1,434,000	1,487,775
5.250%, 03/15/2018	600,000	619,500
5.375%, 05/15/2020	100,000	100,500
5.500%, 02/15/2019 (S)	1,425,000	1,460,625
Corrections Corp. of America
4.125%, 04/01/2020	2,715,000	2,552,100
4.625%, 05/01/2023	2,715,000	2,524,950
DuPont Fabros Technology LP
8.500%, 12/15/2017	6,150,000	6,488,250
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (S)	2,000,000	1,977,500
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)	790,000	795,925
HUB International, Ltd.
8.125%, 10/15/2018 (S)	3,875,000	4,262,500
Inergy Midstream LP
6.000%, 12/15/2020 (S)	975,000	962,813
MPH Intermediate Holding Company 2, PIK
8.375%, 08/01/2018 (S)	450,000	459,000
MPT Operating Partnership LP
6.375%, 02/15/2022	925,000	941,188
6.875%, 05/01/2021	2,325,000	2,447,063
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)	650,000	674,375
5.875%, 03/15/2022 (S)	825,000	845,625
Nuveen Investments, Inc., Class A
5.500%, 09/15/2015	8,929,000	8,839,710
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022	2,950,000	3,134,375
Onex USI Acquisition Corp.
7.750%, 01/15/2021 (S)	3,685,000	3,694,213
Pinnacle Foods Finance LLC
4.875%, 05/01/2021 (S)	1,050,000	976,500
Sabra Health Care LP
5.375%, 06/01/2023	1,100,000	1,045,000
8.125%, 11/01/2018	1,732,000	1,866,230

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SLM Corp.
7.250%, 01/25/2022	$1,170,000	$1,196,325
8.000%, 03/25/2020	4,385,000	4,768,688
8.450%, 06/15/2018	3,140,000	3,579,600
Springleaf Finance Corp.
5.750%, 09/15/2016	1,650,000	1,676,813
6.000%, 06/01/2020 (S)	5,825,000	5,402,688
6.500%, 09/15/2017	1,200,000	1,194,000
6.900%, 12/15/2017	950,000	967,813
The Geo Group, Inc.
5.125%, 04/01/2023 (S)	2,225,000	2,047,000
6.625%, 02/15/2021	2,990,000	3,124,550
7.750%, 10/15/2017	3,110,000	3,234,400
Watco Companies LLC
6.375%, 04/01/2023 (S)	440,000	434,500

		93,525,325
Health Care - 5.3%
Acadia Healthcare Company, Inc.
6.125%, 03/15/2021 (S)	255,000	253,725
Centene Corp.
5.750%, 06/01/2017	1,325,000	1,397,875
Community Health Systems, Inc.
5.125%, 08/15/2018	940,000	961,150
DaVita, Inc.
5.750%, 08/15/2022	1,200,000	1,188,000
6.625%, 11/01/2020	2,800,000	2,968,000
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	735,000	757,050
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	1,350,000	1,377,000
6.500%, 09/15/2018 (S)	1,605,000	1,749,450
HCA, Inc.
5.875%, 03/15/2022	125,000	129,063
6.500%, 02/15/2020	3,175,000	3,409,156
7.500%, 11/15/2095	1,000,000	900,000
8.500%, 04/15/2019	3,695,000	3,990,600
Health Management Associates, Inc.
6.125%, 04/15/2016	2,875,000	3,140,938
HealthSouth Corp.
5.750%, 11/01/2024	485,000	465,600
7.250%, 10/01/2018	540,000	580,500
8.125%, 02/15/2020	1,065,000	1,166,175
Hologic, Inc.
6.250%, 08/01/2020	3,115,000	3,247,388
MultiPlan, Inc.
9.875%, 09/01/2018 (S)	3,025,000	3,350,188
Select Medical Corp.
6.375%, 06/01/2021 (S)	1,205,000	1,138,725
Tenet Healthcare Corp.
4.750%, 06/01/2020	1,400,000	1,323,000
VPII Escrow Corp.
6.750%, 08/15/2018 (S)	1,925,000	2,038,094
7.500%, 07/15/2021 (S)	1,510,000	1,615,700

		37,147,377
Industrials - 4.4%
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)	1,515,000	1,552,875
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	580,000	562,600
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	4,145,000	4,383,338

The accompanying notes are an integral part of the financial statements.	265

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Ceridian Corp.
11.000%, 03/15/2021 (S)	$55,000	$63,525
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (S)	350,000	371,000
Columbus McKinnon Corp.
7.875%, 02/01/2019	1,090,000	1,144,500
Covanta Holding Corp.
6.375%, 10/01/2022	837,000	847,979
7.250%, 12/01/2020	180,000	192,195
Florida East Coast Railway Corp.
8.125%, 02/01/2017	1,120,000	1,181,600
H&E Equipment Services, Inc.
7.000%, 09/01/2022	3,388,000	3,599,750
Interface, Inc.
7.625%, 12/01/2018	225,000	242,156
International Lease Finance Corp.
6.750%, 09/01/2016 (S)	1,250,000	1,365,625
7.125%, 09/01/2018 (S)	3,675,000	4,079,250
Iron Mountain, Inc.
5.750%, 08/15/2024	350,000	315,875
6.000%, 08/15/2023	1,975,000	1,960,188
TransDigm, Inc.
5.500%, 10/15/2020	1,095,000	1,067,625
7.750%, 12/15/2018	1,610,000	1,722,700
United Rentals North America, Inc.
5.750%, 07/15/2018	5,520,000	5,892,600

		30,545,381
Information Technology - 5.0%
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	1,750,000	1,771,875
6.750%, 06/15/2018	1,300,000	1,381,250
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)	790,000	799,875
CDW LLC
12.535%, 10/12/2017	394,000	411,238
Equinix, Inc.
4.875%, 04/01/2020	220,000	211,750
7.000%, 07/15/2021	75,000	80,438
Fidelity National Information Services, Inc.
7.875%, 07/15/2020	320,000	354,613
First Data Corp.
6.750%, 11/01/2020 (S)	1,450,000	1,482,625
7.375%, 06/15/2019 (S)	300,000	311,250
11.250%, 03/31/2016 (L)	4,582,000	4,570,545
11.750%, 08/15/2021 (S)	3,030,000	2,833,050
Healthcare Technology Intermediate, Inc., PIK
7.375%, 09/01/2018 (S)	620,000	629,300
NCR Corp.
4.625%, 02/15/2021	475,000	452,438
5.000%, 07/15/2022	3,585,000	3,405,750
Nuance Communications, Inc.
5.375%, 08/15/2020 (S)	1,255,000	1,195,388
Seagate HDD Cayman
4.750%, 06/01/2023 (S)	2,500,000	2,306,250
6.875%, 05/01/2020	425,000	457,938
7.000%, 11/01/2021	1,350,000	1,461,375
Seagate Technology HDD Holdings
6.800%, 10/01/2016	875,000	973,438
SunGard Data Systems, Inc.
4.875%, 01/15/2014	1,600,000	1,612,000
6.625%, 11/01/2019	1,675,000	1,700,125
7.375%, 11/15/2018	5,080,000	5,397,500
7.625%, 11/15/2020	325,000	347,750

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
VeriSign, Inc.
4.625%, 05/01/2023 (S)	$675,000	$631,125

		34,778,886
Materials - 2.6%
Ball Corp.
4.000%, 11/15/2023	830,000	740,775
5.000%, 03/15/2022	425,000	417,563
6.750%, 09/15/2020	510,000	550,800
7.375%, 09/01/2019	10,000	10,825
Celanese US Holdings LLC
5.875%, 06/15/2021	345,000	353,625
6.625%, 10/15/2018	1,625,000	1,734,688
Chemtura Corp.
5.750%, 07/15/2021	725,000	715,938
Crown Americas LLC
4.500%, 01/15/2023 (S)	775,000	714,938
6.250%, 02/01/2021	1,597,000	1,676,850
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	1,250,000	1,168,750
Koppers, Inc.
7.875%, 12/01/2019	100,000	107,500
Novelis, Inc.
8.375%, 12/15/2017	700,000	750,750
8.750%, 12/15/2020	3,150,000	3,425,625
Owens-Illinois, Inc.
7.800%, 05/15/2018	1,550,000	1,767,000
Sealed Air Corp.
6.875%, 07/15/2033 (S)	1,290,000	1,199,700
Silgan Holdings, Inc.
5.000%, 04/01/2020	2,400,000	2,388,000

		17,723,327
Telecommunication Services - 10.8%
Cricket Communications, Inc.
7.750%, 10/15/2020	475,000	539,719
Crown Castle International Corp.
5.250%, 01/15/2023	3,449,000	3,259,305
7.125%, 11/01/2019	2,155,000	2,316,625
CyrusOne LP
6.375%, 11/15/2022	350,000	351,750
GCI, Inc.
6.750%, 06/01/2021	2,945,000	2,797,750
8.625%, 11/15/2019	5,650,000	5,876,000
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)	3,675,000	3,408,563
7.250%, 04/01/2019 to 10/15/2020	8,200,000	8,788,250
7.500%, 04/01/2021	1,050,000	1,134,000
8.500%, 11/01/2019	200,000	217,500
Intelsat Luxembourg SA
7.750%, 06/01/2021 (S)	1,490,000	1,534,700
8.125%, 06/01/2023 (S)	665,000	694,925
MetroPCS Wireless, Inc.
6.250%, 04/01/2021 (S)	210,000	209,475
6.625%, 11/15/2020	3,245,000	3,366,688
6.625%, 04/01/2023 (S)	230,000	228,275
7.875%, 09/01/2018	3,290,000	3,561,425
SBA Communications Corp.
5.625%, 10/01/2019	190,000	187,150
SBA Telecommunications, Inc.
5.750%, 07/15/2020	2,401,000	2,413,005
8.250%, 08/15/2019	133,000	144,305
Sprint Capital Corp.
6.875%, 11/15/2028	6,580,000	5,938,450

The accompanying notes are an integral part of the financial statements.	266

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Sprint Capital Corp. (continued)
8.750%, 03/15/2032	$11,705,000	$11,997,625
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	450,000	525,375
Syniverse Holdings, Inc.
9.125%, 01/15/2019	5,944,000	6,389,800
T-Mobile USA, Inc.
5.250%, 09/01/2018 (S)	455,000	459,550
Telesat Canada
6.000%, 05/15/2017 (S)	1,100,000	1,141,250
tw telecom holdings, inc.
5.375%, 10/01/2022	6,285,000	5,986,463
5.375%, 10/01/2022 (S)	765,000	728,663
6.375%, 09/01/2023 (S)	760,000	756,200

		74,952,786
Utilities - 3.8%
AmeriGas Finance LLC
6.750%, 05/20/2020	3,175,000	3,365,500
7.000%, 05/20/2022	1,110,000	1,171,050
AmeriGas Partners LP
6.500%, 05/20/2021	55,000	56,788
Calpine Corp.
7.250%, 10/15/2017 (S)	5,696,000	5,938,080
DPL, Inc.
6.500%, 10/15/2016	1,175,000	1,239,625
Ferrellgas LP
9.125%, 10/01/2017	1,915,000	2,005,963
IPALCO Enterprises, Inc.
5.000%, 05/01/2018	100,000	102,750
7.250%, 04/01/2016 (S)	4,420,000	4,828,850
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,700,000	2,794,500
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021	3,177,000	3,364,043
7.500%, 10/01/2018	1,767,000	1,895,108

		26,762,257

TOTAL CORPORATE BONDS (Cost $585,551,851)		$594,886,776

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Emigrant Capital Trust I
2.685%, 12/10/2033 (P)(S)	2,450,000	1,702,750

TOTAL CAPITAL PREFERRED SECURITIES (Cost $999,591)		$1,702,750

CONVERTIBLE BONDS - 0.0%
Materials - 0.0%
Owens-Brockway Glass Container, Inc.
3.000%, 06/01/2015 (S)	185,000	190,550

TOTAL CONVERTIBLE BONDS (Cost $183,887)		$190,550

TERM LOANS (M) - 11.7%
Consumer Discretionary - 3.9%
Advantage Sales & Marketing LLC
8.250%, 06/18/2018	570,714	577,848
Alliance Laundry Systems LLC
9.500%, 12/10/2019	1,799,288	1,812,782
Allison Transmission, Inc.
3.190%, 08/07/2017	1,135,516	1,138,355
CCM Merger, Inc.
5.000%, 03/01/2017	3,179,656	3,198,203

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Centaur Acquisition LLC
8.750%, 02/15/2020	$1,705,000	$1,713,525
Federal-Mogul Corp.
2.127%, 12/29/2014	2,446,561	2,387,581
2.127%, 12/28/2015	2,501,540	2,441,235
FOCUS Brands, Inc.
10.250%, 08/21/2018	1,400,000	1,421,000
Local TV Finance LLC
4.190%, 05/07/2015	5,838,364	5,858,437
Mission Broadcasting, Inc.
4.250%, 12/03/2019	619,541	624,188
Nexstar Broadcasting, Inc.
4.250%, 12/03/2019	1,465,454	1,476,445
Regal Cinemas Corp.
2.711%, 08/23/2017	20,448	20,473
TWCC Holding Corp.
7.000%, 06/26/2020	250,000	256,250
United Surgical Partners International, Inc.
4.750%, 04/03/2019	1,530,702	1,539,313
WASH Multifamily Laundry Systems LLC
5.250%, 02/21/2019	2,638,388	2,644,983

		27,110,618
Consumer Staples - 0.3%
Dunkin’ Brands, Inc.
3.750%, 02/14/2020	1,920,732	1,917,731
Energy - 0.8%
Philadelphia Energy Solutions Refining and
Marketing LLC
6.250%, 04/04/2018	3,591,000	3,447,360
Tallgrass Operations LLC
5.250%, 11/13/2018	2,150,156	2,173,270

		5,620,630
Financials - 1.2%
Capital Automotive LP
4.000%, 04/10/2019	2,678,874	2,691,151
6.000%, 04/30/2020	1,850,000	1,898,563
CBAC Borrower LLC
8.250%, 07/02/2020	1,525,000	1,563,125
Sedgwick Claims Management Services, Inc.
8.000%, 12/12/2018	625,000	632,813
Springleaf Finance Funding Company
5.500%, 05/10/2017	1,632,000	1,631,592

		8,417,244
Industrials - 1.7%
Four Seasons Holdings, Inc.
4.250%, 06/27/2020	800,000	808,000
HHI Holdings LLC
5.000%, 10/05/2018	1,903,318	1,919,972
KAR Auction Services, Inc.
3.750%, 05/19/2017	7,005,847	7,032,119
Spin Holdco, Inc.
4.250%, 11/14/2019	1,410,000	1,412,820
Total Safety US, Inc.
9.250%, 09/11/2020	369,075	375,534

		11,548,445
Information Technology - 0.5%
Applied Systems, Inc.
8.250%, 06/08/2017	520,000	522,925
Dealer Computer Services, Inc.,
TBD 02/15/2021 (T)	260,000	265,200

The accompanying notes are an integral part of the financial statements.	267

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Information Technology (continued)
First Data Corp.
4.184%, 09/24/2018	$2,675,052	$2,640,277

		3,428,402
Materials - 0.1%
Chemtura Corp.
5.500%, 08/27/2016	861,368	866,392
Telecommunication Services - 0.8%
Cricket Communications, Inc.
4.750%, 03/09/2020	600,000	601,500
Crown Castle Operating Company
3.250%, 01/31/2019	197,006	195,071
Level 3 Financing, Inc.
4.000%, 01/15/2020	4,050,000	4,051,215
LTS Buyer LLC
8.000%, 04/12/2021	65,000	65,163
NTELOS, Inc.
5.750%, 11/08/2019	816,693	811,589

		5,724,538
Utilities - 2.4%
Texas Competitive Electric Holdings
Company LLC
3.712%, 10/10/2014	24,304,267	16,577,527

TOTAL TERM LOANS (Cost $85,743,787)		$81,211,527

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Tropicana Entertainment LLC (I)	7,500	$33,750

TOTAL COMMON STOCKS (Cost $750,000)		$33,750

PREFERRED SECURITIES - 0.2%
Consumer Discretionary - 0.0%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A (I)	1,270	$22,860
Tropicana Las Vegas Resort & Casino LLC (I)	840	15,120

		37,980
Financials - 0.2%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	58,084	1,539,807

TOTAL PREFERRED SECURITIES (Cost $1,688,917)		$1,577,787

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral
Investment Trust, 0.1754% (W)(Y)	519,849	$5,202,489

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,202,489)		$5,202,489

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
State Street Institutional Liquid Reserves
Fund, 0.0756% (Y)	6,827,123	6,827,123

TOTAL SHORT-TERM INVESTMENTS (Cost $6,827,123)		$6,827,123

Total Investments (U.S. High Yield Bond Fund)
(Cost $686,947,645) - 99.3%		$691,632,752
Other assets and liabilities, net - 0.7%		5,055,161

TOTAL NET ASSETS - 100.0%		$696,687,913

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.1%
Consumer Discretionary - 13.1%
Auto Components - 2.4%
Johnson Controls, Inc.	179,498	$7,275,053
Household Durables - 3.0%
Newell Rubbermaid, Inc.	360,691	9,125,482
Multiline Retail - 0.7%
Family Dollar Stores, Inc.	32,898	2,342,009
Specialty Retail - 7.0%
Advance Auto Parts, Inc.	83,321	6,671,512
Ascena Retail Group, Inc. (I)	486,900	7,946,208
Express, Inc. (I)	324,438	6,809,954

		21,427,674

		40,170,218
Consumer Staples - 4.4%
Food Products - 3.4%
ConAgra Foods, Inc.	313,224	10,593,236
Personal Products - 1.0%
Avon Products, Inc.	154,149	3,047,526

		13,640,762
Energy - 7.3%
Energy Equipment & Services - 2.2%
Noble Corp.	180,779	6,724,979
Oil, Gas & Consumable Fuels - 5.1%
Newfield Exploration Company (I)	278,356	6,630,440
The Williams Companies, Inc.	255,422	9,256,493

		15,886,933

		22,611,912
Financials - 21.5%
Capital Markets - 4.4%
Northern Trust Corp.	126,771	6,955,925
Stifel Financial Corp. (I)	161,932	6,480,519

		13,436,444
Commercial Banks - 7.1%
BB&T Corp.	219,851	7,466,140
Comerica, Inc.	191,279	7,811,834
Wintrust Financial Corp.	169,080	6,702,331

		21,980,305
Insurance - 7.5%
ACE, Ltd.	99,697	8,745,421
Marsh & McLennan Companies, Inc.	210,842	8,693,016
Willis Group Holdings PLC	133,084	5,493,708

		22,932,145
Real Estate Management & Development - 2.5%
Forest City Enterprises, Inc., Class A (I)	434,156	7,771,392

		66,120,286
Health Care - 9.3%
Health Care Equipment & Supplies - 1.7%
CareFusion Corp. (I)	150,781	5,405,499
Health Care Providers & Services - 6.1%
Brookdale Senior Living, Inc. (I)	222,111	5,557,217
HealthSouth Corp. (I)	272,974	8,587,762
Universal Health Services, Inc., Class B	67,407	4,566,824

		18,711,803

The accompanying notes are an integral part of the financial statements.	268

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.5%
PerkinElmer, Inc.	128,435	$4,619,807

		28,737,109
Industrials - 15.8%
Construction & Engineering - 2.4%
Foster Wheeler AG (I)	311,193	7,213,454
Electrical Equipment - 2.5%
The Babcock & Wilcox Company	249,814	7,741,736
Machinery - 5.5%
Ingersoll-Rand PLC	124,957	7,389,957
Snap-on, Inc.	102,164	9,562,550

		16,952,507
Professional Services - 1.8%
Robert Half International, Inc.	160,587	5,663,903
Road & Rail - 3.6%
Swift Transportation Company (I)	266,311	4,782,946
Werner Enterprises, Inc.	266,291	6,135,345

		10,918,291

		48,489,891
Information Technology - 7.5%
Computers & Peripherals - 1.1%
Diebold, Inc.	118,351	3,346,966
Electronic Equipment, Instruments & Components - 3.8%
Flextronics International, Ltd. (I)	797,299	7,159,745
FLIR Systems, Inc.	142,418	4,454,835

		11,614,580
IT Services - 1.8%
Fidelity National Information Services, Inc.	122,914	5,464,756
Office Electronics - 0.8%
Zebra Technologies Corp., Class A (I)	56,941	2,596,510

		23,022,812
Materials - 7.9%
Chemicals - 3.2%
W.R. Grace & Company (I)	123,805	9,947,732
Containers & Packaging - 4.7%
Sealed Air Corp.	284,121	8,069,036
Sonoco Products Company	168,748	6,282,488

		14,351,524

		24,299,256
Telecommunication Services - 2.9%
Diversified Telecommunication Services - 2.9%
tw telecom, Inc. (I)	308,634	8,833,105
Utilities - 5.4%
Electric Utilities - 2.0%
Edison International	134,735	6,182,989
Gas Utilities - 0.9%
ONEOK, Inc.	54,767	2,817,214
Multi-Utilities - 2.5%
CenterPoint Energy, Inc.	336,701	7,720,554

		16,720,757

TOTAL COMMON STOCKS (Cost $249,253,500)		$292,646,108

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 12.0%
Money Market Funds - 12.0%
State Street Institutional Liquid Reserves
Fund, 0.0756% (Y)	36,874,528	36,874,528

TOTAL SHORT-TERM INVESTMENTS (Cost $36,874,528)		$36,874,528

Total Investments (Value Fund) (Cost $286,128,028) - 107.1%		$329,520,636
Other assets and liabilities, net - (7.1%)		(21,988,409)

TOTAL NET ASSETS - 100.0%		$307,532,227

Footnotes

Percentages are based upon net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CNY	- Chinese Yuan Renminbi
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli New Shekels
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PEN	- Peruvian Nuevo Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RON	- Romanian New Leu
RUB	- Russian Ruble
SGD	- Singapore Dollar
SEK	- Swedish Krona
THB	- Thai Baht
TRY	- Turkish Lira
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
CDOR	- Canadian Dealer Offered Rate
EURIBOR	- Euro Interbank Offered Rate
GDR	- Global Depositary Receipts
IO	- Interest-Only Security (Interest Tranche of Stripped Mortgage Pool).
Rate shown is the annualized yield at the end of the period.
LIBOR	- London Interbank Offered Rate
PIK	- Paid-in-kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security). Rate
shown is the annualized yield at the end of the period.
TBA	- To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.

The accompanying notes are an integral part of the financial statements.	269

John Hancock Funds II

Portfolio of Investments — August 31, 2013 (showing percentage of total net assets)

TBD	- To Be Determined
USGG	- U.S. Generic Government Yield Index
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(F)	All or a portion of this security is held at a broker to meet the margin requirements for futures contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of August 31, 2013.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Financial Statements.
(S)	These securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of August 31, 2013.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	270

John Hancock Funds II

Portfolio of investments — August 31, 2013 (showing percentage of total net assets)

Certain funds had the following country concentration as a percentage of total net assets on 8-31-13:

Alpha Opportunities Fund
United States	81.6%
United Kingdom	3.5%
Canada	2.6%
Switzerland	1.4%
Japan	1.3%
France	1.3%
Netherlands	1.3%
China	1.1%
Ireland	0.8%
Germany	0.6%
Other Countries	4.5%

Total	100.0%

Capital Appreciation Fund
United States	89.7%
United Kingdom	3.0%
Canada	1.9%
Spain	1.8%
Denmark	1.7%
Italy	1.2%
Hong Kong	0.5%
Singapore	0.2%

Total	100.0%

Capital Appreciation Value Fund
United States	89.3%
Switzerland	3.2%
Luxembourg	1.6%
Netherlands	1.5%
United Kingdom	1.3%
Ireland	1.2%
Canada	0.8%
Germany	0.4%
Cayman Islands	0.3%
France	0.2%
Other Countries	0.2%

Total	100.0%

Fundamental Value Fund
United States	82.5%
Switzerland	5.2%
Canada	4.5%
United Kingdom	3.6%
Hong Kong	2.3%
Netherlands	1.3%
Mexico	0.4%
France	0.2%

Total	100.0%

High Yield Fund
United States	74.3%
Luxembourg	6.6%
United Kingdom	3.0%
Netherlands	2.5%
Ireland	2.4%
Australia	1.8%
France	1.4%
Germany	1.4%
Venezuela	0.8%
Brazil	0.8%
Other Countries	5.0%

Total	100.0%

Mutual Shares Fund
United States	77.7%
United Kingdom	11.0%
Switzerland	2.4%
France	1.5%
Netherlands	1.3%
South Korea	1.3%
Denmark	1.2%
Israel	1.2%
Germany	1.0%
Italy	0.6%
Other Countries	0.8%

Total	100.0%

Science & Technology Fund
United States	79.6%
China	6.4%
Japan	2.4%
Israel	2.1%
Taiwan	2.1%
Netherlands	1.9%
Ireland	1.2%
France	1.1%
Bermuda	1.0%
Singapore	0.8%
Other Countries	1.4%

Total	100.0%

Spectrum Income Fund
United States	71.2%
United Kingdom	2.6%
Luxembourg	2.3%
Germany	2.0%
Japan	1.9%
Mexico	1.7%
Canada	1.5%
Netherlands	1.2%
Brazil	1.2%
Italy	1.1%
Other Countries	13.3%

Total	100.0%

Strategic Equity Allocation Fund
United States	74.5%
Japan	4.0%
United Kingdom	3.9%
Switzerland	2.1%
Germany	1.9%
France	1.7%
China	1.2%
South Korea	1.1%
Hong Kong	1.0%
Australia	0.9%
Other Countries	7.7%

Total	100.0%

The accompanying notes are an integral part of the financial statements.	271

John Hancock Funds II

Portfolio of investments — August 31, 2013 (showing percentage of total net assets)

A fund had the following industry distribution as a percentage of total net assets on 8-31-13:

Global Real Estate Fund
Retail REITs	23.1%
Real Estate Management & Development	17.1%
Specialized REITs	12.7%
Diversified REITs	11.4%
Office REITs	11.1%
Residential REITs	9.3%
Real Estate Operating Companies	8.7%
Industrial REITs	3.6%
Real Estate Development	1.7%
Short-Term Investments & Other	1.3%

Total	100.0%

The accompanying notes are an integral part of the financial statements.	272

John Hancock Funds II

Portfolio of investments — August 31, 2013 (showing percentage of total net assets)

Certain funds had the following sector distribution as a percentage of total net assets on 8-31-13:

Asia Total Return Bond Fund
Financials	41.1%
Foreign Government Obligations	33.6%
Energy	5.4%
Consumer Discretionary	2.9%
Consumer Staples	2.8%
Industrials	2.5%
Utilities	2.3%
Materials	2.1%
Telecommunication Services	1.3%
Other	6.0%

Total	100.0%

Fundamental Global Franchise Fund
Consumer Staples	46.4%
Information Technology	23.9%
Consumer Discretionary	16.6%
Health Care	5.7%
Industrials	4.6%
Short-Term Investment & Other	2.8%

Total	100.0%

Global Bond Fund
Foreign Government Obligations	37.4%
Financials	23.9%
Collateralized Mortgage Obligations	14.9%
U.S. Government	6.1%
U.S. Government Agency	4.0%
Consumer Discretionary	1.6%
Asset Backed Securities	1.4%
Consumer Staples	0.7%
Industrials	0.6%
Information Technology	0.4%
Materials	0.4%
Purchased Options	0.2%
Short-Term Investments & Other	8.4%

Total	100.0%

Global Equity Fund
Consumer Discretionary	19.2%
Health Care	15.5%
Industrials	14.9%
Financials	14.1%
Consumer Staples	12.5%
Information Technology	8.4%
Energy	5.8%
Telecommunication Services	4.0%
Materials	2.5%
Short-Term Investments & Other	3.1%

Total	100.0%

International Growth Opportunities Fund
Financials	21.2%
Information Technology	20.4%
Consumer Discretionary	18.8%
Industrials	16.0%
Consumer Staples	5.8%
Materials	5.8%
Health Care	5.4%
Telecommunication Services	4.1%
Energy	1.4%
Short-Term Investments & Other	1.1%

Total	100.0%

International Growth Stock Fund
Consumer Discretionary	22.5%
Financials	14.1%
Information Technology	13.9%
Industrials	9.9%
Energy	9.2%
Health Care	8.2%
Consumer Staples	7.7%
Materials	2.8%
Telecommunication Services	2.3%
Utilities	0.9%
Short-Term Investments & Other	8.5%

Total	100.0%

International Small Cap Fund
Consumer Discretionary	28.2%
Industrials	17.8%
Financials	14.4%
Information Technology	12.0%
Consumer Staples	5.9%
Energy	5.4%
Health Care	4.5%
Materials	4.5%
Utilities	1.0%
Short-Term Investments & Other	6.3%

Total	100.0%

International Value Fund
Financials	27.5%
Energy	15.1%
Industrials	9.9%
Health Care	9.8%
Information Technology	8.4%
Telecommunication Services	6.9%
Consumer Discretionary	6.8%
Materials	4.9%
Consumer Staples	4.6%
Utilities	0.1%
Short-Term Investments & Other	6.0%

Total	100.0%

The accompanying notes are an integral part of the financial statements.	273

John Hancock Funds II

Statements of assets and liabilities — August 31, 2013

				Alpha
	Active	All Cap	All Cap	Opportunities
Assets	Bond Fund	Core Fund	Value Fund	Fund

Investments in unaffiliated issuers, at value	$1,860,369,765	$568,480,946	$707,584,210	$1,353,652,975
Investments in affiliated issuers, at value	4,062,962	40,854,826	46,004,034	114,011,716
Repurchase agreements, at value	31,820,000	—	21,165,000	59,400,000
Total investments, at value	1,896,252,727	609,335,772	774,753,244	1,527,064,691
Cash	12,054,984	—	461	17,683
Foreign currency, at value	24,581	—	—	101,624
Cash held at broker for futures contracts	1,719,982	93,055	—	—
Receivable for investments sold	654,525	—	2,832,624	4,008,183
Receivable for delayed delivery securities sold	15,905,937	—	—	—
Receivable for fund shares sold	65,468	—	—	19,165
Dividends and interest receivable	15,193,817	893,545	756,035	2,377,645
Receivable for securities lending income	1,800	12,652	13,778	84,719
Receivable for futures variation margin	172,969	—	—	—
Receivable due from advisor	—	24,498	—	—
Other assets	6,630	2,506	3,083	4,724
Total assets	1,942,053,420	610,362,028	778,359,225	1,533,678,434

Liabilities

Payable for investments purchased	1,923,301	—	9,362,575	4,922,384
Payable for delayed delivery securities purchased	141,787,959	—	—	—
Payable for fund shares repurchased	1,737,545	—	223,871	—
Payable upon return of securities loaned	4,062,593	40,861,365	46,015,650	114,023,423
Payable for futures variation margin	—	25,338	—	—
Payable to affiliates
Accounting and legal services fees	19,052	6,725	8,416	16,331
Trustees’ fees	922	242	415	501
Other liabilities and accrued expenses	128,074	55,920	60,695	132,960
Total liabilities	149,659,446	40,949,590	55,671,622	119,095,599
Net assets	$1,792,393,974	$569,412,438	$722,687,603	$1,414,582,835

Net assets consist of

Paid-in capital	$1,772,616,249	$548,325,690	$480,897,935	$1,122,555,891
Undistributed net investment income (loss)	13,279,208	4,737,862	3,946,563	5,499,900
Accumulated undistributed net realized gain (loss) on investments	(7,757,387)	(45,255,544)	108,924,324	135,382,459
Net unrealized appreciation (depreciation) on investments	14,255,904	61,604,430	128,918,781	151,144,585
Net assets	$1,792,393,974	$569,412,438	$722,687,603	$1,414,582,835
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,878,043,575	$506,858,903	$599,840,696	$1,261,912,785
Investments in affiliated issuers, at cost	$4,062,924	$40,847,101	$45,993,767	$114,007,730
Foreign currency, at cost	$33,127	—	—	$101,657
Securities loaned, unaffiliated issuers, at value	$3,953,067	$39,974,281	$44,758,149	$109,929,584

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$71,903,920	—	$110,689,128	—
Shares outstanding	7,136,157	—	8,164,619	—
Net asset value, offering price and redemption price per share	$10.08	—	$13.56	—

Class NAV
Net assets	$1,720,490,054	$569,412,438	$611,998,475	$1,414,582,835
Shares outstanding	170,884,202	48,828,171	45,382,552	111,674,964
Net asset value, offering price and redemption price per share	$10.07	$11.66	$13.49	$12.67

The accompanying notes are an integral part of the financial statements.	274

John Hancock Funds II

Statements of assets and liabilities — August 31, 2013

	Asia Total		Capital	Capital
	Return	Blue Chip	Appreciation	Appreciation
Assets	Bond Fund	Growth Fund	Fund	Value Fund

Investments in unaffiliated issuers, at value	$379,908,957	$2,243,016,406	$1,909,287,567	$1,772,967,778
Investments in affiliated issuers, at value	—	143,244,062	101,413,212	52,055,545
Total investments, at value	379,908,957	2,386,260,468	2,010,700,779	1,825,023,323
Cash	14,955,651	—	—	—
Foreign currency, at value	4,310,956	273,489	—	805,550
Receivable for investments sold	—	14,864,300	26,647,796	24,185,675
Receivable for forward foreign currency exchange contracts	17,839	—	—	—
Receivable for fund shares sold	—	—	72,071	—
Dividends and interest receivable	5,618,741	1,523,136	1,562,786	4,366,528
Receivable for securities lending income	—	25,645	27,055	8,198
Other assets	12,518	10,095	8,502	7,114
Total assets	404,824,662	2,402,957,133	2,039,018,989	1,854,396,388

Liabilities

Due to custodian	—	—	1,415,621	—
Payable for investments purchased	—	4,470,213	—	24,197,473
Payable for forward foreign currency exchange contracts	249,985	—	—	—
Payable for fund shares repurchased	—	8,132,496	7,294,743	3,110,548
Payable for interfund lending	—	—	15,200,000	—
Payable upon return of securities loaned	—	143,252,159	101,432,262	52,056,608
Written options, at value	—	—	—	5,172,788
Payable to affiliates
Accounting and legal services fees	4,658	26,446	22,504	20,545
Trustees’ fees	209	1,000	829	1,193
Investment management fees	8,141	—	—	—
Other liabilities and accrued expenses	214,077	103,946	116,952	95,442
Total liabilities	477,070	155,986,260	125,482,911	84,654,597
Net assets	$404,347,592	$2,246,970,873	$1,913,536,078	$1,769,741,791

Net assets consist of

Paid-in capital	$435,399,322	$1,268,380,013	$1,155,403,284	$1,360,791,705
Undistributed net investment income (loss)	11,906,577	—	1,414,995	14,618,266
Accumulated undistributed net realized gain (loss) on investments	(814,787)	(12,863,797)	51,428,594	176,744,387
Net unrealized appreciation (depreciation) on investments	(42,143,520)	991,454,657	705,289,205	217,587,433
Net assets	$404,347,592	$2,246,970,873	$1,913,536,078	$1,769,741,791
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$421,639,504	$1,251,569,707	$1,204,002,002	$1,554,616,951
Investments in affiliated issuers, at cost	—	$143,237,054	$101,406,416	$52,055,331
Foreign currency, at cost	$4,333,337	$273,633	—	$804,859
Premiums received on written options	—	—	—	$4,400,513
Securities loaned, unaffiliated issuers, at value	—	$140,247,647	$99,375,526	$50,999,124

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$695,950,634	$507,182,469	—
Shares outstanding	—	24,214,906	33,654,306	—
Net asset value, offering price and redemption price per share	—	$28.74	$15.07	—

Class NAV
Net assets	$404,347,592	$1,551,020,239	$1,406,353,609	$1,769,741,791
Shares outstanding	43,698,514	54,002,512	93,229,300	142,597,808
Net asset value, offering price and redemption price per share	$9.25	$28.72	$15.08	$12.41

The accompanying notes are an integral part of the financial statements.	275

John Hancock Funds II

Statements of assets and liabilities — August 31, 2013

		Core
		Diversified	Core	Core
		Growth &	Fundamental	Global
	Core Bond	Income	Holdings	Diversification
Assets	Fund	Portfolio	Portfolio	Portfolio

Investments in unaffiliated issuers, at value	$598,376,698	$23,564,230	$9,789,596	$25,713,367
Investments in affiliated issuers, at value	—	15,674,319	6,513,891	10,323,198
Total investments, at value	598,376,698	39,238,549	16,303,487	36,036,565
Cash	—	3,123	8,718	20,530
Receivable for investments sold	26,212,640	—	—	—
Receivable for delayed delivery securities sold	120,642,539	—	—	—
Receivable for fund shares sold	11,870	17,357	3,993	27,967
Dividends and interest receivable	2,323,436	1,547	695	3,015
Other assets	2,506	121	60	111
Total assets	747,569,689	39,260,697	16,316,953	36,088,188

Liabilities

Due to custodian	464,744	—	—	—
Payable for investments purchased	25,221,850	17,059	3,869	16,956
Payable for delayed delivery securities purchased	181,506,131	—	—	—
Payable for fund shares repurchased	463,492	—	—	—
Payable to affiliates
Accounting and legal services fees	6,188	449	187	414
Trustees’ fees	407	17	7	18
Investment management fees	—	845	568	869
Other liabilities and accrued expenses	78,750	29,608	29,176	29,168
Total liabilities	207,741,562	47,978	33,807	47,425
Net assets	$539,828,127	$39,212,719	$16,283,146	$36,040,763

Net assets consist of

Paid-in capital	$555,748,236	$32,341,462	$13,528,839	$31,719,892
Undistributed net investment income (loss)	2,634,110	170,167	71,584	220,407
Accumulated undistributed net realized gain (loss) on investments	(7,228,656)	42,735	97,193	360,147
Net unrealized appreciation (depreciation) on investments	(11,325,563)	6,658,355	2,585,530	3,740,317
Net assets	$539,828,127	$39,212,719	$16,283,146	$36,040,763
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$609,702,261	$18,447,857	$7,732,731	$22,653,175
Investments in affiliated issuers, at cost	—	$14,132,337	$5,985,226	$9,643,073

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$83,509,293	$39,212,719	$16,283,146	$36,040,763
Shares outstanding	6,627,778	3,703,602	1,586,216	3,610,057
Net asset value, offering price and redemption price per share	$12.60	$10.59	$10.27	$9.98

Class NAV
Net assets	$456,318,834	—	—	—
Shares outstanding	36,262,841	—	—	—
Net asset value, offering price and redemption price per share	$12.58	—	—	—

The accompanying notes are an integral part of the financial statements.	276

John Hancock Funds II

Statements of assets and liabilities — August 31, 2013

		Fundamental
	Equity-Income	Global Franchise	Fundamental	Global
Assets	Fund	Fund	Value Fund	Bond Fund

Investments in unaffiliated issuers, at value	$1,543,970,555	$397,481,078	$955,447,137	$609,650,417
Investments in affiliated issuers, at value	103,563,436	—	38,700,265	—
Repurchase agreements, at value	—	2,744,000	—	189,000
Total investments, at value	1,647,533,991	400,225,078	994,147,402	609,839,417
Cash	—	7,561,411	90,357	541,730
Foreign currency, at value	282,336	—	88,243	3,277,762
Cash collateral for swap contracts	—	—	—	11,000
Receivable for investments sold	20,778,580	—	16,168,317	5,436,715
Receivable for delayed delivery securities sold	—	—	—	12,290,313
Receivable for forward foreign currency exchange contracts	—	—	—	9,691,258
Receivable for fund shares sold	—	5,081	25,986	—
Dividends and interest receivable	4,991,523	973,534	1,588,306	4,756,922
Receivable for securities lending income	54,569	—	6,177	—
Swap contracts, at value	—	—	—	432,036
Receivable for futures variation margin	—	—	—	184,611
Other assets	6,323	1,944	3,343	364,527
Total assets	1,673,647,322	408,767,048	1,012,118,131	646,826,291

Liabilities

Payable for collateral held by fund	—	—	—	6,320,000
Payable for investments purchased	1,598,874	—	970,267	3,826,537
Payable for delayed delivery securities purchased	—	—	—	19,963,984
Payable for forward foreign currency exchange contracts	—	—	—	4,914,882
Payable for sale-buybacks	—	—	—	18,152,210
Payable for fund shares repurchased	3,095,706	—	833,766	675,480
Payable upon return of securities loaned	103,545,819	—	38,706,894	—
Written options, at value	—	—	—	2,148,987
Sale commitments outstanding, at value	—	—	—	5,425,086
Swap contracts, at value	—	—	—	597,396
Payable for exchange cleared swaps	—	—	—	29,613
Payable to affiliates
Accounting and legal services fees	18,488	4,769	11,467	6,707
Transfer agent fees	—	49	—	—
Trustees’ fees	765	205	576	442
Other liabilities and accrued expenses	86,262	112,992	87,996	205,460
Total liabilities	108,345,914	118,015	40,610,966	62,266,784
Net assets	$1,565,301,408	$408,649,033	$971,507,165	$584,559,507

Net assets consist of

Paid-in capital	$1,206,492,845	$335,213,938	$773,881,585	$636,715,621
Undistributed net investment income (loss)	30,206,380	3,658,868	6,172,355	(20,687,134)
Accumulated undistributed net realized gain (loss) on investments	(16,414,652)	15,995,368	(199,071,387)	(11,916,374)
Net unrealized appreciation (depreciation) on investments	345,016,835	53,780,859	390,524,612	(19,552,606)
Net assets	$1,565,301,408	$408,649,033	$971,507,165	$584,559,507
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,198,952,926	$346,442,147	$564,920,970	$630,447,747
Investments in affiliated issuers, at cost	$103,564,264	—	$38,698,179	—
Foreign currency, at cost	$282,197	—	$88,039	$3,428,547
Proceeds received on sale commitments outstanding	—	—	—	$5,423,892
Premiums received on written options	—	—	—	$1,075,276
Net unamortized upfront payment on swaps	—	—	—	$558,423
Securities loaned, unaffiliated issuers, at value	$101,219,467	—	$37,384,916	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A1
Net assets	—	$121,068	—	—
Shares outstanding	—	10,000	—	—
Net asset value and redemption price per share	—	$12.11	—	—

Class I
Net assets	—	$371,793	—	—
Shares outstanding	—	30,633	—	—
Net asset value, offering price and redemption price per share	—	$12.14	—	—

Class 1
Net assets	$339,149,126	—	—	$73,744,939
Shares outstanding	18,304,024	—	—	6,228,517
Net asset value, offering price and redemption price per share	$18.53	—	—	$11.84

Class NAV
Net assets	$1,226,152,282	$408,156,172	$971,507,165	$510,814,568
Shares outstanding	66,214,110	33,600,754	51,813,899	43,226,576
Net asset value, offering price and redemption price per share	$18.52	$12.15	$18.75	$11.82

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	—	$12.75	—	—

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.	277

John Hancock Funds II

Statements of assets and liabilities — August 31, 2013

	Global	Global Real	Health Sciences	High Income
Assets	Equity Fund	Estate Fund	Fund	Fund

Investments in unaffiliated issuers, at value	$329,393,249	$290,249,841	$536,558,052	$544,774,556
Investments in affiliated issuers, at value	—	2,725,578	—	—
Repurchase agreements, at value	—	2,327,000	—	10,776,000
Total investments, at value	329,393,249	295,302,419	536,558,052	555,550,556
Cash	—	84	—	4,059,337
Foreign currency, at value	63,829	924,105	85,805	24,302
Receivable for investments sold	1,341,530	1,512,276	12,044,745	957,488
Receivable for forward foreign currency exchange contracts	—	—	—	34,379
Receivable for fund shares sold	4,029	122,838	—	—
Dividends and interest receivable	1,120,491	207,127	162,490	9,286,811
Receivable for securities lending income	—	2,888	—	—
Other assets	22,487	1,764	2,024	9,517
Total assets	331,945,615	298,073,501	548,853,116	569,922,390

Liabilities

Foreign capital gains tax payable	—	—	66,070	—
Payable for investments purchased	2,069,486	1,226,509	955,172	3,835,807
Payable for forward foreign currency exchange contracts	—	—	—	2,621
Payable for fund shares repurchased	—	—	1,467,332	413,962
Payable upon return of securities loaned	—	2,727,344	—	—
Written options, at value	—	—	1,145,641	—
Payable to affiliates
Accounting and legal services fees	4,116	3,421	6,315	6,456
Transfer agent fees	98	—	—	—
Trustees’ fees	144	164	227	150
Investment management fees	164	—	—	—
Other liabilities and accrued expenses	132,261	107,812	68,852	207,719
Total liabilities	2,206,269	4,065,250	3,709,609	4,466,715
Net assets	$329,739,346	$294,008,251	$545,143,507	$565,455,675

Net assets consist of

Paid-in capital	$325,491,830	$444,670,232	$300,706,659	$613,755,389
Undistributed net investment income (loss)	1,235,822	(3,048,641)	(84,107)	7,641,138
Accumulated undistributed net realized gain (loss) on investments	122,520	(197,509,419)	69,818,578	(58,391,416)
Net unrealized appreciation (depreciation) on investments	2,889,174	49,896,079	174,702,377	2,450,564
Net assets	$329,739,346	$294,008,251	$545,143,507	$565,455,675
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$326,501,016	$242,670,319	$362,786,282	$553,137,165
Investments in affiliated issuers, at cost	—	$2,723,481	—	—
Foreign currency, at cost	$63,864	$535,168	$85,695	$24,622
Premiums received on written options	—	—	$2,142,957	—
Securities loaned, unaffiliated issuers, at value	—	$2,579,633	—	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A1
Net assets	$99,386	—	—	—
Shares outstanding	10,000	—	—	—
Net asset value and redemption price per share	$9.94	—	—	—

Class I
Net assets	$1,131,226	—	—	—
Shares outstanding	113,710	—	—	—
Net asset value, offering price and redemption price per share	$9.95	—	—	—

Class NAV
Net assets	$328,508,734	$294,008,251	$545,143,507	$565,455,675
Shares outstanding	33,023,119	36,087,822	30,682,791	69,497,993
Net asset value, offering price and redemption price per share	$9.95	$8.15	$17.77	$8.14

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	$10.46	—	—	—

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.	278

John Hancock Funds II

Statements of assets and liabilities — August 31, 2013

		International
		Growth	International
	High Yield	Opportunities	Growth Stock	International
Assets	Fund	Fund	Fund	Small Cap Fund

Investments in unaffiliated issuers, at value	$1,071,813,200	$614,728,130	$626,261,704	$615,409,834
Investments in affiliated issuers, at value	16,735,898	—	—	43,798,850
Repurchase agreements, at value	554,000	—	—	—
Total investments, at value	1,089,103,098	614,728,130	626,261,704	659,208,684
Cash	6,228,956	—	—	3,574,252
Foreign currency, at value	1,980,967	70,269	2,594,244	412,429
Cash held at broker for futures contracts	89,512	—	—	—
Receivable for investments sold	—	—	4,367,542	2,177,533
Receivable for forward foreign currency exchange contracts	164,206	—	—	—
Receivable for fund shares sold	—	—	18,752	16,653
Dividends and interest receivable	20,121,633	1,103,346	1,541,909	820,477
Receivable for securities lending income	15,489	—	—	60,363
Other assets	4,158	3,478	2,250	1,977
Total assets	1,117,708,019	615,905,223	634,786,401	666,272,368

Liabilities

Payable for investments purchased	—	—	3,750,746	1,042,939
Payable for forward foreign currency exchange contracts	51,913	—	—	—
Payable for fund shares repurchased	1,578,479	—	—	31,331
Payable upon return of securities loaned	16,735,499	—	—	43,799,568
Payable for futures variation margin	11,125	—	—	—
Payable to affiliates
Accounting and legal services fees	12,435	7,203	7,251	7,129
Trustees’ fees	495	242	209	255
Other liabilities and accrued expenses	133,181	213,225	205,525	214,384
Total liabilities	18,523,127	220,670	3,963,731	45,095,606
Net assets	$1,099,184,892	$615,684,553	$630,822,670	$621,176,762

Net assets consist of

Paid-in capital	$1,367,445,145	$508,716,656	$560,056,669	$598,160,037
Undistributed net investment income (loss)	15,472,675	5,432,500	6,376,087	4,272,067
Accumulated undistributed net realized gain (loss) on investments	(282,667,581)	6,086,325	(17,662,859)	(68,390,220)
Net unrealized appreciation (depreciation) on investments	(1,065,347)	95,449,072	82,052,773	87,134,878
Net assets	$1,099,184,892	$615,684,553	$630,822,670	$621,176,762
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,073,466,315	$519,276,846	$544,178,456	$528,250,038
Investments in affiliated issuers, at cost	$16,736,021	—	—	$43,796,466
Foreign currency, at cost	$2,040,137	$70,260	$2,602,044	$412,221
Securities loaned, unaffiliated issuers, at value	$16,099,290	—	—	$41,241,558

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$452,774,928	—	—	$109,124,008
Shares outstanding	48,620,421	—	—	6,469,862
Net asset value, offering price and redemption price per share	$9.31	—	—	$16.87

Class NAV
Net assets	$646,409,964	$615,684,553	$630,822,670	$512,052,754
Shares outstanding	70,011,276	50,422,257	51,964,008	30,362,428
Net asset value, offering price and redemption price per share	$9.23	$12.21	$12.14	$16.86

The accompanying notes are an integral part of the financial statements.	279

John Hancock Funds II

Statements of assets and liabilities — August 31, 2013

			Mid Cap
	International	Investment	Growth Index	Mid Cap
Assets	Value Fund	Quality Bond Fund	Fund	Stock Fund

Investments in unaffiliated issuers, at value	$1,703,763,996	$446,296,928	$49,038,905	$1,428,015,544
Investments in affiliated issuers, at value	27,431,906	56,107	5,438,921	235,059,386
Repurchase agreements, at value	—	21,900,000	—	182,700,000
Total investments, at value	1,731,195,902	468,253,035	54,477,826	1,845,774,930
Cash	273,914	43,216	—	17,334
Foreign currency, at value	469,363	—	—	—
Receivable for investments sold	6,799,006	4,585,068	854,349	2,044,366
Receivable for forward foreign currency exchange contracts	—	6,501	—	—
Receivable for fund shares sold	155,634	—	16,252	—
Dividends and interest receivable	3,965,326	3,568,765	26,513	535,854
Receivable for securities lending income	67,590	115	1,399	149,410
Swap contracts, at value	—	4,213,654	—	—
Receivable for futures variation margin	—	19,561	—	—
Other assets	6,530	1,691	166	4,767
Total assets	1,742,933,265	480,691,606	55,376,505	1,848,526,661

Liabilities

Payable for collateral held by fund	—	1,490,000	—	—
Payable for investments purchased	1,391,086	24,720,727	826,133	129,443,186
Payable for forward foreign currency exchange contracts	—	24,648	—	—
Payable for fund shares repurchased	170,738	784,413	—	1,112,932
Payable upon return of securities loaned	27,419,615	56,014	5,438,044	235,038,688
Swap contracts, at value	—	2,918,026	—	—
Payable for futures variation margin	—	—	16,500	—
Payable for exchange cleared swaps	—	6,684	—	—
Payable to affiliates
Accounting and legal services fees	19,810	5,167	565	15,331
Trustees’ fees	605	261	15	399
Investment management fees	—	—	2,779	—
Other liabilities and accrued expenses	422,695	97,452	41,490	97,671
Total liabilities	29,424,549	30,103,392	6,325,526	365,708,207
Net assets	$1,713,508,716	$450,588,214	$49,050,979	$1,482,818,454

Net assets consist of

Paid-in capital	$1,726,571,889	$451,184,892	$35,066,716	$1,122,579,481
Undistributed net investment income (loss)	25,559,780	3,902,782	(23,513)	209
Accumulated undistributed net realized gain (loss) on investments	(202,785,593)	(5,093,550)	981,101	148,881,583
Net unrealized appreciation (depreciation) on investments	164,162,640	594,090	13,026,675	211,357,181
Net assets	$1,713,508,716	$450,588,214	$49,050,979	$1,482,818,454
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,539,599,612	$466,766,458	$36,032,945	$1,399,368,980
Investments in affiliated issuers, at cost	$27,427,879	$56,102	$5,438,503	$235,046,890
Foreign currency, at cost	$470,009	—	—	—
Net unamortized upfront payment on swaps	—	$1,789,503	—	—
Securities loaned, unaffiliated issuers, at value	$26,145,215	$54,829	$5,281,338	$229,937,101

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$251,386,202	$64,254,228	$49,050,979	$338,310,874
Shares outstanding	15,970,931	5,248,962	3,304,260	15,806,309
Net asset value, offering price and redemption price per share	$15.74	$12.24	$14.84	$21.40

Class NAV
Net assets	$1,462,122,514	$386,333,986	—	$1,144,507,580
Shares outstanding	93,130,933	31,600,035	—	53,251,636
Net asset value, offering price and redemption price per share	$15.70	$12.23	—	$21.49

The accompanying notes are an integral part of the financial statements.	280

John Hancock Funds II

Statements of assets and liabilities — August 31, 2013

	Mid Cap
	Value Index	Mid Value	Mutual	Real Estate
Assets	Fund	Fund	Shares Fund	Equity Fund

Investments in unaffiliated issuers, at value	$45,433,849	$839,869,050	$374,157,540	$213,420,975
Investments in affiliated issuers, at value	4,660,543	50,686,702	7,064,836	—
Total investments, at value	50,094,392	890,555,752	381,222,376	213,420,975
Cash	73	—	12,582,789	—
Foreign currency, at value	—	94,489	1,363,050	—
Cash held at broker for futures contracts	9,774	—	—	—
Receivable for investments sold	138,123	2,239,979	100,602	—
Receivable for forward foreign currency exchange contracts	—	—	127,938	—
Receivable for fund shares sold	—	12,635	—	—
Dividends and interest receivable	77,109	1,073,696	1,230,369	145,154
Receivable for securities lending income	1,654	18,857	1,381	—
Other assets	187	2,755	1,388	862
Total assets	50,321,312	893,998,163	396,629,893	213,566,991

Liabilities

Payable for investments purchased	134,504	54,544,716	1,273,888	—
Payable for forward foreign currency exchange contracts	—	—	382,186	—
Payable for fund shares repurchased	12,642	—	1,569,399	48,604
Payable upon return of securities loaned	4,659,708	50,692,030	7,066,334	—
Sale commitments outstanding, at value	—	—	1,774	—
Payable for futures variation margin	18,030	—	—	—
Payable to affiliates
Accounting and legal services fees	526	8,461	4,538	2,473
Trustees’ fees	16	272	175	115
Investment management fees	2,722	—	—	—
Other liabilities and accrued expenses	41,420	73,764	84,116	48,822
Total liabilities	4,869,568	105,319,243	10,382,410	100,014
Net assets	$45,451,744	$788,678,920	$386,247,483	$213,466,977

Net assets consist of

Paid-in capital	$34,587,639	$622,536,300	$290,460,399	$156,888,923
Undistributed net investment income (loss)	426,282	1,154,215	6,029,594	1,149,207
Accumulated undistributed net realized gain (loss) on investments	1,901,069	21,436,820	18,995,791	(39,995,692)
Net unrealized appreciation (depreciation) on investments	8,536,754	143,551,585	70,761,699	95,424,539
Net assets	$45,451,744	$788,678,920	$386,247,483	$213,466,977
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$36,879,611	$696,317,747	$303,115,146	$117,996,436
Investments in affiliated issuers, at cost	$4,659,997	$50,685,062	$7,064,299	—
Foreign currency, at cost	—	$95,605	$1,388,874	—
Proceeds received on sale commitments outstanding	—	—	$1,846	—
Securities loaned, unaffiliated issuers, at value	$4,514,926	$49,477,330	$6,915,491	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$45,451,744	—	—	—
Shares outstanding	3,422,238	—	—	—
Net asset value, offering price and redemption price per share	$13.28	—	—	—

Class NAV
Net assets	—	$788,678,920	$386,247,483	$213,466,977
Shares outstanding	—	52,797,071	28,651,547	22,745,054
Net asset value, offering price and redemption price per share	—	$14.94	$13.48	$9.39

The accompanying notes are an integral part of the financial statements.	281

John Hancock Funds II

Statements of assets and liabilities — August 31, 2013

	Real Estate	Real Return	Redwood	Science &
Assets	Securities Fund	Bond Fund	Fund	Technology Fund

Investments in unaffiliated issuers, at value	$503,103,395	$564,646,504	$368,597,700	$856,792,218
Investments in affiliated issuers, at value	—	—	—	49,118,846
Repurchase agreements, at value	5,379,000	142,000	165,995,000	10,689,000
Total investments, at value	508,482,395	564,788,504	534,592,700	916,600,064
Cash	345	393,071	—	372
Foreign currency, at value	—	442,436	—	4,044,552
Cash collateral for swap contracts	—	7,000	—	—
Receivable for investments sold	3,740,308	583,021	—	8,033,952
Receivable for delayed delivery securities sold	—	4,717,969	—	—
Receivable for forward foreign currency exchange contracts	—	1,056,508	—	—
Receivable for fund shares sold	—	95,414	—	—
Dividends and interest receivable	73,403	1,434,704	241,479	615,389
Receivable for securities lending income	286	—	—	26,161
Swap contracts, at value	—	460,530	—	—
Other assets	2,007	2,782	1,713	3,534
Total assets	512,298,744	573,981,939	534,835,892	929,324,024

Liabilities

Due to custodian	—	—	22,400	—
Payable for collateral held by fund	—	506,000	—	—
Payable for investments purchased	4,127,490	717,875	—	6,905,764
Payable for delayed delivery securities purchased	—	9,520,898	—	—
Payable for forward foreign currency exchange contracts	—	1,209,955	—	—
Payable for fund shares repurchased	1,197,997	971	400,832	—
Payable upon return of securities loaned	—	—	—	49,116,750
Written options, at value	—	1,630,467	75,890,269	—
Swap contracts, at value	—	3,766,934	—	—
Payable for futures variation margin	—	7,434	—	—
Payable for exchange cleared swaps	—	58,321	—	—
Payable to affiliates
Accounting and legal services fees	6,011	6,392	5,267	9,951
Trustees’ fees	297	268	279	308
Other liabilities and accrued expenses	58,854	101,514	62,044	149,508
Total liabilities	5,390,649	17,527,029	76,381,091	56,182,281
Net assets	$506,908,095	$556,454,910	$458,454,801	$873,141,743

Net assets consist of

Paid-in capital	$417,039,457	$591,277,543	$417,234,829	$819,507,559
Undistributed net investment income (loss)	4,539,370	4,399,571	(1,241,286)	183,032
Accumulated undistributed net realized gain (loss) on investments	38,163,772	(7,802,877)	(11,017,495)	696,481
Net unrealized appreciation (depreciation) on investments	47,165,496	(31,419,327)	53,478,753	52,754,671
Net assets	$506,908,095	$556,454,910	$458,454,801	$873,141,743
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$461,316,899	$592,370,039	$488,252,940	$814,726,045
Investments in affiliated issuers, at cost	—	—	—	$49,116,308
Foreign currency, at cost	—	$449,900	—	$4,043,602
Premiums received on written options	—	$1,214,103	$83,029,262	—
Net unamortized upfront payment on swaps	—	$1,369,474	—	—
Securities loaned, unaffiliated issuers, at value	—	—	—	$47,550,425

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$506,908,095	$121,988,595	—	—
Shares outstanding	37,812,054	10,616,737	—	—
Net asset value, offering price and redemption price per share	$13.41	$11.49	—	—

Class NAV
Net assets	—	$434,466,315	$458,454,801	$873,141,743
Shares outstanding	—	38,266,339	41,051,523	77,750,621
Net asset value, offering price and redemption price per share	—	$11.35	$11.17	$11.23

The accompanying notes are an integral part of the financial statements.	282

John Hancock Funds II

Statements of assets and liabilities — August 31, 2013

	Short Term		Small Cap
	Government	Small Cap	Opportunities	Small Cap
Assets	Income Fund	Growth Fund	Fund	Value Fund

Investments in unaffiliated issuers, at value	$224,305,500	$200,656,185	$182,338,004	$139,083,380
Investments in affiliated issuers, at value	—	23,493,023	25,091,184	8,011,040
Repurchase agreements, at value	1,597,000	57,100,000	—	3,600,000
Total investments, at value	225,902,500	281,249,208	207,429,188	150,694,420
Cash	606,556	51,357	—	82,810
Cash held at broker for futures contracts	256,500	—	—	—
Receivable for investments sold	—	1,118,436	85,339	84,767
Receivable for fund shares sold	—	5,753	—	7,981
Dividends and interest receivable	1,247,658	30,386	109,340	144,896
Receivable for securities lending income	—	13,968	5,123	3,728
Receivable for futures variation margin	1,484	—	—	—
Other assets	834	502	684	507
Total assets	228,015,532	282,469,610	207,629,674	151,019,109

Liabilities

Payable for investments purchased	—	47,668,968	865,717	—
Payable for fund shares repurchased	491,019	—	162,556	—
Payable upon return of securities loaned	—	23,492,451	25,093,467	8,007,002
Payable to affiliates
Accounting and legal services fees	2,602	1,802	2,109	1,673
Trustees’ fees	114	63	66	57
Investment management fees	3,745	—	—	—
Other liabilities and accrued expenses	78,070	48,894	45,837	48,679
Total liabilities	575,550	71,212,178	26,169,752	8,057,411
Net assets	$227,439,982	$211,257,432	$181,459,922	$142,961,698

Net assets consist of

Paid-in capital	$233,174,844	$159,207,673	$113,321,719	$80,916,895
Undistributed net investment income (loss)	740,656	—	117,025	86,014
Accumulated undistributed net realized gain (loss) on investments	(4,815,864)	18,833,772	11,313,909	13,488,120
Net unrealized appreciation (depreciation) on investments	(1,659,654)	33,215,987	56,707,269	48,470,669
Net assets	$227,439,982	$211,257,432	$181,459,922	$142,961,698
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$227,585,367	$224,541,443	$125,637,220	$94,214,055
Investments in affiliated issuers, at cost	—	$23,491,778	$25,084,699	$8,009,696
Securities loaned, unaffiliated issuers, at value	—	$22,977,793	$24,086,394	$7,783,904

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$68,346,500	—
Shares outstanding	—	—	2,394,626	—
Net asset value, offering price and redemption price per share	—	—	$28.54	—

Class NAV
Net assets	$227,439,982	$211,257,432	$113,113,422	$142,961,698
Shares outstanding	23,240,557	20,662,883	3,979,736	7,740,835
Net asset value, offering price and redemption price per share	$9.79	$10.22	$28.42	$18.47

The accompanying notes are an integral part of the financial statements.	283

John Hancock Funds II

Statements of assets and liabilities — August 31, 2013

	Small Company	Small Company	Spectrum	Strategic Equity
Assets	Growth Fund	Value Fund	Income Fund	Allocation Fund

Investments in unaffiliated issuers, at value	$227,765,078	$353,380,207	$1,018,804,490	$4,209,552,246
Investments in affiliated issuers, at value	11,644,943	29,491,981	4,266,719	214,152,109
Repurchase agreements, at value	—	—	365,000	177,238,000
Total investments, at value	239,410,021	382,872,188	1,023,436,209	4,600,942,355
Cash	—	—	1,776,012	1,391
Foreign currency, at value	—	—	564,957	2,489,063
Cash held at broker for futures contracts	—	—	—	20,800,000
Receivable for investments sold	174,494	946,952	4,073,198	135,028
Receivable for forward foreign currency exchange contracts	—	—	844,646	—
Receivable for fund shares sold	7,983	11,023	—	—
Dividends and interest receivable	77,100	216,198	10,142,695	9,278,937
Receivable for securities lending income	2,133	28,835	4,733	113,445
Swap contracts, at value	—	—	29,748	—
Receivable for futures variation margin	—	—	22,044	—
Other assets	520	1,588	4,086	18,708
Total assets	239,672,251	384,076,784	1,040,898,328	4,633,778,927

Liabilities

Payable for investments purchased	52,129,670	170,256	2,239,572	439,822
Payable for forward foreign currency exchange contracts	—	—	658,568	—
Payable for fund shares repurchased	—	429,446	548,971	624,061
Payable upon return of securities loaned	11,645,410	29,486,426	4,267,005	214,173,111
Swap contracts, at value	—	—	14,279	—
Payable for futures variation margin	—	—	—	1,126,419
Payable to affiliates
Accounting and legal services fees	1,393	4,154	11,823	50,917
Trustees’ fees	47	149	553	1,711
Other liabilities and accrued expenses	42,423	50,385	161,501	146,458
Total liabilities	63,818,943	30,140,816	7,902,272	216,562,499
Net assets	$175,853,308	$353,935,968	$1,032,996,056	$4,417,216,428

Net assets consist of

Paid-in capital	$126,207,526	$222,230,000	$993,518,572	$3,784,827,447
Undistributed net investment income (loss)	(233,769)	(1,550,603)	6,005,294	49,380,268
Accumulated undistributed net realized gain (loss) on investments	6,519,665	(10,443,462)	14,763,153	31,983,001
Net unrealized appreciation (depreciation) on investments	43,359,886	143,700,033	18,709,037	551,025,712
Net assets	$175,853,308	$353,935,968	$1,032,996,056	$4,417,216,428
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$184,405,669	$209,702,141	$1,000,567,539	$3,836,800,920
Investments in affiliated issuers, at cost	$11,644,466	$29,469,979	$4,266,647	$214,139,178
Foreign currency, at cost	—	—	$567,988	$2,511,238
Net unamortized upfront payment on swaps	—	—	$16,046	—
Securities loaned, unaffiliated issuers, at value	$11,394,307	$28,123,670	$4,164,965	$206,646,064

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$117,695,926	—	—
Shares outstanding	—	3,589,647	—	—
Net asset value, offering price and redemption price per share	—	$32.79	—	—

Class NAV
Net assets	$175,853,308	$236,240,042	$1,032,996,056	$4,417,216,428
Shares outstanding	9,630,188	7,209,235	94,862,620	373,664,177
Net asset value, offering price and redemption price per share	$18.26	$32.77	$10.89	$11.82

The accompanying notes are an integral part of the financial statements.	284

John Hancock Funds II

Statements of assets and liabilities — August 31, 2013

	Total Return	U.S. High Yield	Value
Assets	Fund	Bond Fund	Fund

Investments in unaffiliated issuers, at value	$3,164,338,871	$686,430,263	$329,520,636
Investments in affiliated issuers, at value	—	5,202,489	—
Repurchase agreements, at value	195,637,000	—	—
Total investments, at value	3,359,975,871	691,632,752	329,520,636
Cash	1,762,136	—	—
Foreign currency, at value	1,366,077	—	—
Receivable for investments sold	—	—	5,916
Receivable for delayed delivery securities sold	391,172,256	—	—
Receivable for forward foreign currency exchange contracts	4,687,087	—	—
Receivable for fund shares sold	37,456	—	—
Dividends and interest receivable	11,762,639	12,103,011	339,970
Receivable for securities lending income	—	1,785	—
Swap contracts, at value	533,774	—	—
Other assets	10,385	2,962	554
Total assets	3,771,307,681	703,740,510	329,867,076

Liabilities

Payable for collateral held by fund	5,233,025	—	—
Payable for investments purchased	—	257,400	22,270,785
Payable for delayed delivery securities purchased	1,155,075,084	—	—
Payable for forward foreign currency exchange contracts	2,928,383	—	—
Payable for fund shares repurchased	2,227,726	1,504,971	—
Payable upon return of securities loaned	—	5,202,547	—
Written options, at value	5,910,667	—	—
Sale commitments outstanding, at value	16,094,570	—	—
Swap contracts, at value	1,766,660	—	—
Payable for futures variation margin	38,717	—	—
Payable for exchange cleared swaps	611,815	—	—
Payable to affiliates
Accounting and legal services fees	28,103	7,999	3,227
Trustees’ fees	1,388	365	53
Other liabilities and accrued expenses	322,426	79,315	60,784
Total liabilities	1,190,238,564	7,052,597	22,334,849
Net assets	$2,581,069,117	$696,687,913	$307,532,227

Net assets consist of

Paid-in capital	$2,601,419,879	$675,377,487	$247,554,155
Undistributed net investment income (loss)	10,528,909	9,071,486	821,128
Accumulated undistributed net realized gain (loss) on investments	(1,352,699)	7,553,833	15,764,336
Net unrealized appreciation (depreciation) on investments	(29,526,972)	4,685,107	43,392,608
Net assets	$2,581,069,117	$696,687,913	$307,532,227
Investments in unaffiliated issuers, including repurchase agreements, at cost	$3,398,828,603	$681,745,156	$286,128,028
Investments in affiliated issuers, at cost	—	$5,202,489	—
Foreign currency, at cost	$1,351,601	—	—
Proceeds received on sale commitments outstanding	$16,074,063	—	—
Premiums received on written options	$2,046,320	—	—
Net unamortized upfront payment on swaps	$13,379,392	—	—
Securities loaned, unaffiliated issuers, at value	—	$4,924,105	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$354,650,031	$92,122,812	—
Shares outstanding	25,847,450	7,375,630	—
Net asset value, offering price and redemption price per share	$13.72	$12.49	—

Class NAV
Net assets	$2,226,419,086	$604,565,101	$307,532,227
Shares outstanding	162,769,300	48,436,556	27,844,184
Net asset value, offering price and redemption price per share	$13.68	$12.48	$11.04

The accompanying notes are an integral part of the financial statements.	285

John Hancock Funds II

Statements of operations — For the year ended August 31, 2013

				Alpha
	Active	All Cap	All Cap	Opportunities
Investment income	Bond Fund	Core Fund	Value Fund	Fund

Dividends	$753,140	$11,745,656	$12,929,827	$20,925,398
Interest	65,611,332	9,947	785	67,995
Securities lending	30,564	402,465	242,133	2,148,258
Less foreign taxes withheld	(6,796)	(9,028)	(17,022)	(473,105)
Total investment income	66,388,240	12,149,040	13,155,723	22,668,546

Expenses

Investment management fees	10,198,989	4,320,949	6,204,805	12,485,869
Class 1 distribution and service fees	36,929	—	52,530	—
Accounting and legal services fees	222,476	71,525	104,502	165,159
Professional fees	80,086	42,555	45,371	61,359
Custodian fees	170,414	63,891	82,630	314,760
Trustees’ fees	20,667	6,571	9,712	15,064
Registration and filing fees	24,495	4,093	4,374	4,093
Other	47,635	34,967	14,976	21,076
Total expenses before reductions and amounts recaptured	10,801,691	4,544,551	6,518,900	13,067,380
Net expense reductions and amounts recaptured	(69,862)	(47,403)	(32,973)	(159,519)
Total expenses	10,731,829	4,497,148	6,485,927	12,907,861
Net investment income (loss)	55,656,411	7,651,892	6,669,796	9,760,685

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	8,262,895	114,866,975	127,311,517	184,540,607
Investments in affiliated issuers	456	—	(1,139)	(5,014)
Futures contracts	(2,082,265)	1,222,227	—	—
Foreign currency transactions	(43,585)	—	—	(1,758)
	6,137,501	116,089,202	127,310,378	184,533,835

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(59,636,493)	(13,440,084)	49,309,294	98,547,106
Investments in affiliated issuers	(310)	(2,797)	(3,359)	480
Futures contracts	127,788	(75,326)	—	—
Translation of assets and liabilities in foreign currencies	(12,960)	—	—	834
	(59,521,975)	(13,518,207)	49,305,935	98,548,420
Net realized and unrealized gain (loss)	(53,384,474)	102,570,995	176,616,313	283,082,255

Increase (decrease) in net assets from operations	$2,271,937	$110,222,887	$183,286,109	$292,842,940

The accompanying notes are an integral part of the financial statements.	286

John Hancock Funds II

Statements of operations — For the year ended August 31, 2013

	Asia Total		Capital	Capital
	Return	Blue Chip	Appreciation	Appreciation
Investment income	Bond Fund[1]	Growth Fund	Fund	Value Fund

Dividends	—	$22,691,242	$20,250,276	$23,123,002
Interest	$9,088,988	15,175	28	16,801,846
Securities lending	—	242,766	306,569	90,033
Less foreign taxes withheld	(305,290)	(14,351)	(279,632)	(9,997)
Total investment income	8,783,698	22,934,832	20,277,241	40,004,884

Expenses

Investment management fees	1,792,875	17,691,895	13,459,921	16,107,034
Class 1 distribution and service fees	—	323,939	230,220	—
Accounting and legal services fees	31,701	292,360	248,660	260,170
Professional fees	77,006	61,389	57,568	59,919
Custodian fees	275,898	243,925	281,445	201,515
Trustees’ fees	1,239	26,886	22,738	24,010
Registration and filing fees	54,728	4,436	4,436	3,294
Other	3,203	29,290	27,812	25,136
Total expenses before reductions and amounts recaptured	2,236,650	18,674,120	14,332,800	16,681,078
Net expense reductions and amounts recaptured	(79,354)	(778,569)	(78,918)	(735,773)
Total expenses	2,157,296	17,895,551	14,253,882	15,945,305
Net investment income (loss)	6,626,402	5,039,281	6,023,359	24,059,579

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	894,000	278,446,517	153,504,578	204,147,118
Investments in affiliated issuers	—	12,626	15,331	3,103
Futures contracts	106,714	—	—	—
Written options	—	—	—	72,903
Foreign currency transactions	3,458,232	2,335	(45,757)	114,164
	4,458,946	278,461,478	153,474,152	204,337,288

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(41,730,547)	129,042,814	154,649,437	72,330,410
Investments in affiliated issuers	—	(17,661)	(34,805)	(4,832)
Written options	—	—	—	3,059,185
Translation of assets and liabilities in foreign currencies	(412,973)	948	(3,104)	8,413
	(42,143,520)	129,026,101	154,611,528	75,393,176
Net realized and unrealized gain (loss)	(37,684,574)	407,487,579	308,085,680	279,730,464

Increase (decrease) in net assets from operations	($31,058,172)	$412,526,860	$314,109,039	$303,790,043

1 Period from 1-16-13 (inception date) to 8-31-13.

The accompanying notes are an integral part of the financial statements.	287

John Hancock Funds II

Statements of operations — For the year ended August 31, 2013

		Core
		Diversified	Core	Core
		Growth &	Fundamental	Global
	Core Bond	Income	Holdings	Diversification
Investment income	Fund	Portfolio	Portfolio	Portfolio

Dividends	—	$391,756	$164,347	$494,066
Interest	$13,834,517	—	—	—
Securities lending	3,310	—	—	—
Income distributions received from affiliated underlying funds	—	184,957	85,784	139,401
Less foreign taxes withheld	(1,785)	—	—	—
Total investment income	13,836,042	576,713	250,131	633,467

Expenses

Investment management fees	3,829,959	15,373	6,721	15,189
Class 1 distribution and service fees	42,282	18,054	7,892	17,837
Accounting and legal services fees	84,252	4,682	2,048	4,627
Professional fees	66,276	25,278	24,977	25,741
Custodian fees	69,839	12,000	12,000	12,000
Trustees’ fees	8,034	422	188	426
Registration and filing fees	4,425	4,611	4,223	4,177
Other	11,840	3,540	3,394	3,542
Total expenses before reductions and amounts recaptured	4,116,907	83,960	61,443	83,539
Net expense reductions and amounts recaptured	(26,522)	(39,744)	(42,115)	(39,845)
Total expenses	4,090,385	44,216	19,328	43,694
Net investment income (loss)	9,745,657	532,497	230,803	589,773

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	4,185,387	49,403	86,064	119,661
Investments in affiliated issuers	798	24,951	40,942	350,380
Capital gain distributions received from unaffiliated underlying funds	—	221,495	119,989	199,410
Capital gain distributions received from affiliated underlying funds	—	5,925	2,347	3,085
	4,186,185	301,774	249,342	672,536

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(28,316,496)	1,820,638	492,839	1,394,626
Investments in affiliated issuers	—	1,325,789	435,366	468,977
	(28,316,496)	3,146,427	928,205	1,863,603
Net realized and unrealized gain (loss)	(24,130,311)	3,448,201	1,177,547	2,536,139

Increase (decrease) in net assets from operations	($14,384,654)	$3,980,698	$1,408,350	$3,125,912

The accompanying notes are an integral part of the financial statements.	288

John Hancock Funds II

Statements of operations — For the year ended August 31, 2013

		Fundamental
	Equity-Income	Global Franchise	Fundamental	Global
Investment income	Fund	Fund	Value Fund	Bond Fund

Dividends	$42,476,588	$8,537,839	$23,549,404	$9,077
Interest	67,756	369	71,133	20,797,938
Securities lending	623,751	—	159,955	—
Less foreign taxes withheld	(242,570)	(443,226)	(355,791)	—
Total investment income	42,925,525	8,094,982	23,424,701	20,807,015

Expenses

Investment management fees	12,654,029	3,221,533	8,134,544	5,109,940
Class A distribution and service fees	—	346	—	—
Class 1 distribution and service fees	157,732	—	—	43,413
Transfer agent fees	—	441	—	—
Accounting and legal services fees	209,741	51,822	137,086	93,562
Professional fees	54,027	52,723	65,816	98,735
Custodian fees	171,188	274,814	207,122	494,377
Trustees’ fees	19,213	4,682	13,044	9,176
Registration and filing fees	4,436	19,232	4,458	6,059
Interest expense	—	—	—	72,953
Other	33,760	8,065	21,496	34,123
Total expenses before reductions and amounts recaptured	13,304,126	3,633,658	8,583,566	5,962,338
Net expense reductions and amounts recaptured	(557,273)	(16,572)	(43,966)	(29,466)
Total expenses	12,746,853	3,617,086	8,539,600	5,932,872
Net investment income (loss)	30,178,672	4,477,896	14,885,101	14,874,143

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	132,829,535	16,490,119	73,156,105	17,460,202
Investments in affiliated issuers	(4,003)	—	11,814	—
Futures contracts	—	—	—	1,963,852
Written options	—	—	—	2,125,510
Swap contracts	—	—	—	10,862,920
Foreign currency transactions	(3,799)	(29,933)	5,136	(52,880,786)
	132,821,733	16,460,186	73,173,055	(20,468,302)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	149,293,179	37,425,866	123,200,028	(26,604,760)
Investments in affiliated issuers	3,416	—	(7,453)	—
Futures contracts	—	—	—	(1,631,198)
Written options	—	—	—	(384,639)
Swap contracts	—	—	—	(5,535,907)
Translation of assets and liabilities in foreign currencies	(285)	(4,131)	11,405	3,653,478
	149,296,310	37,421,735	123,203,980	(30,503,026)
Net realized and unrealized gain (loss)	282,118,043	53,881,921	196,377,035	(50,971,328)

Increase (decrease) in net assets from operations	$312,296,715	$58,359,817	$211,262,136	($36,097,185)

The accompanying notes are an integral part of the financial statements.	289

John Hancock Funds II

Statements of operations — For the year ended August 31, 2013

	Global	Global Real	Health Sciences	High Income
Investment income	Equity Fund[1]	Estate Fund	Fund	Fund

Dividends	$2,035,940	$14,097,743	$3,313,997	$3,570,127
Interest	—	1,517	22,996	31,753,161
Securities lending	16	152,314	—	—
Less foreign taxes withheld	(14,758)	(736,745)	(79,909)	(35,100)
Total investment income	2,021,198	13,514,829	3,257,084	35,288,188

Expenses

Investment management fees	638,617	4,371,606	5,320,665	3,150,489
Class A distribution and service fees	88	—	—	—
Transfer agent fees	152	—	—	—
Accounting and legal services fees	9,968	63,148	67,426	59,180
Professional fees	43,188	54,028	49,847	135,076
Custodian fees	62,473	335,739	117,010	75,525
Trustees’ fees	636	5,960	5,999	5,224
Registration and filing fees	37,959	4,436	5,202	15,140
Other	868	17,016	8,372	104,866
Total expenses before reductions and amounts recaptured	793,949	4,851,933	5,574,521	3,545,500
Net expense reductions and amounts recaptured	(4,510)	(19,385)	(296,015)	(19,006)
Total expenses	789,439	4,832,548	5,278,506	3,526,494
Net investment income (loss)	1,231,759	8,682,281	(2,021,422)	31,761,694

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	122,499	93,986,741	73,608,420[2]	12,422,557
Investments in affiliated issuers	21	160	—	(1,745,565)
Written options	—	—	3,198,109	—
Foreign currency transactions	(3,217)	(288,410)	(34,122)	85,852
	119,303	93,698,491	76,772,407	10,762,844

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	2,892,233	(59,079,105)	79,774,361[3]	9,466,999
Investments in affiliated issuers	—	(2,433)	—	5,149,835
Written options	—	—	(591,205)	—
Translation of assets and liabilities in foreign currencies	(3,059)	(17,850)	1,140	440,334
	2,889,174	(59,099,388)	79,184,296	15,057,168
Net realized and unrealized gain (loss)	3,008,477	34,599,103	155,956,703	25,820,012

Increase (decrease) in net assets from operations	$4,240,236	$43,281,384	$153,935,281	$57,581,706

1 Period from 5-16-13 (inception date) to 8-31-13.
2 Net of India foreign taxes of $5,083.
3 Net of $58,629 increase in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	290

John Hancock Funds II

Statements of operations — For the year ended August 31, 2013

		International
		Growth	International
	High Yield	Opportunities	Growth Stock	International
Investment income	Fund	Fund	Fund	Small Cap Fund

Dividends	$1,555,026	$12,269,542	$13,373,106	$12,042,461
Interest	79,493,994	8,049	63,918	16,907
Securities lending	199,642	—	—	538,324
Less foreign taxes withheld	(24,141)	(913,979)	(1,043,457)	(1,162,339)
Total investment income	81,224,521	11,363,612	12,393,567	11,435,353

Expenses

Investment management fees	6,886,593	4,735,567	4,316,753	4,220,591
Class 1 distribution and service fees	212,076	—	—	54,131
Accounting and legal services fees	132,555	72,584	70,549	55,199
Professional fees	87,838	84,591	45,476	44,271
Custodian fees	174,629	593,673	528,247	471,277
Trustees’ fees	12,097	6,165	6,174	4,829
Registration and filing fees	17,918	17,898	17,809	22,699
Other	16,509	10,484	8,017	8,589
Total expenses before reductions and amounts recaptured	7,540,215	5,520,962	4,993,025	4,881,586
Net expense reductions and amounts recaptured	(42,489)	(23,219)	(22,519)	(18,026)
Total expenses	7,497,726	5,497,743	4,970,506	4,863,560
Net investment income (loss)	73,726,795	5,865,869	7,423,061	6,571,793

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	24,944,851	6,829,282	(2,926,014)	14,408,115
Investments in affiliated issuers	(474)	—	—	178
Futures contracts	(1,156)	—	—	—
Written options	2,027,488	—	—	—
Swap contracts	(10,926,366)	—	—	—
Foreign currency transactions	(2,218,505)	(45,396)	(275,092)	(421,967)
	13,825,838	6,783,886	(3,201,106)	13,986,326

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	1,376,112	83,404,066	57,603,649	51,922,375
Investments in affiliated issuers	(851)	—	—	(759)
Futures contracts	(25,257)	—	—	—
Written options	(678,718)	—	—	—
Swap contracts	1,041,857	—	—	—
Translation of assets and liabilities in foreign currencies	531,076	(4,364)	(25,602)	(23,528)
	2,244,219	83,399,702	57,578,047	51,898,088
Net realized and unrealized gain (loss)	16,070,057	90,183,588	54,376,941	65,884,414

Increase (decrease) in net assets from operations	$89,796,852	$96,049,457	$61,800,002	$72,456,207

The accompanying notes are an integral part of the financial statements.	291

John Hancock Funds II

Statements of operations — For the year ended August 31, 2013

			Mid Cap
	International	Investment	Growth Index	Mid Cap
Investment income	Value Fund	Quality Bond Fund	Fund	Stock Fund

Dividends	$46,335,369	$41,836	$287,549	$7,498,517
Interest	48,048	13,870,892	569	35,646
Securities lending	2,164,236	830	11,489	3,139,495
Less foreign taxes withheld	(4,165,197)	(3,622)	(1,068)	(75,072)
Total investment income	44,382,456	13,909,936	298,539	10,598,586

Expenses

Investment management fees	12,199,941	2,748,609	218,265	9,017,445
Class 1 distribution and service fees	121,290	40,038	20,592	159,040
Accounting and legal services fees	198,117	60,879	5,321	140,129
Professional fees	63,600	82,030	37,207	48,430
Custodian fees	1,421,173	66,462	12,000	161,740
Trustees’ fees	17,736	5,769	469	12,412
Registration and filing fees	12,015	7,032	3,467	16,113
Other	21,586	11,355	5,080	16,239
Total expenses before reductions and amounts recaptured	14,055,458	3,022,174	302,401	9,571,548
Net expense reductions and amounts recaptured	(63,176)	(19,337)	(32,657)	(44,923)
Total expenses	13,992,282	3,002,837	269,744	9,526,625
Net investment income (loss)	30,390,174	10,907,099	28,795	1,071,961

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(15,157,585)	3,914,856	3,045,868	179,936,131
Investments in affiliated issuers	(6,988)	—	187	52,414
Futures contracts	—	(60,450)	129,927	—
Swap contracts	—	(1,862,478)	—	—
Foreign currency transactions	(319,962)	(177,158)	—	10,598
	(15,484,535)	1,814,770	3,175,982	179,999,143

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	307,770,012[1]	(26,032,734)	5,789,703	60,044,207
Investments in affiliated issuers	(2,943)	5	(477)	(52,099)
Futures contracts	—	(116,365)	12,197	—
Swap contracts	—	539,167	—	—
Translation of assets and liabilities in foreign currencies	5,774	(53,959)	—	(1,882)
	307,772,843	(25,663,886)	5,801,423	59,990,226
Net realized and unrealized gain (loss)	292,288,308	(23,849,116)	8,977,405	239,989,369

Increase (decrease) in net assets from operations	$322,678,482	($12,942,017)	$9,006,200	$241,061,330

1 Net of $60,065 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	292

John Hancock Funds II

Statements of operations — For the year ended August 31, 2013

	Mid Cap	Mid Value	Mutual	Real Estate
Investment income	Value Index Fund	Fund	Shares Fund	Equity Fund

Dividends	$930,733	$12,755,666	$8,563,228	$5,423,068
Interest	368	134,721	2,409,135	111,395
Securities lending	14,176	277,584	45,297	25,821
Less foreign taxes withheld	—	(61,399)	(95,886)	—
Total investment income	945,277	13,106,572	10,921,774	5,560,284

Expenses

Investment management fees	206,417	6,485,000	3,621,470	1,915,027
Class 1 distribution and service fees	19,473	—	—	—
Accounting and legal services fees	5,034	84,612	50,335	28,501
Professional fees	37,185	49,151	56,685	40,991
Custodian fees	12,000	88,305	115,838	31,356
Trustees’ fees	435	7,524	4,663	2,619
Registration and filing fees	3,398	8,476	4,386	5,131
Other	5,017	10,652	9,167	6,617
Total expenses before reductions and amounts recaptured	288,959	6,733,720	3,862,544	2,030,242
Net expense reductions and amounts recaptured	(51,249)	(353,226)	(28,594)	(93,986)
Total expenses	237,710	6,380,494	3,833,950	1,936,256
Net investment income (loss)	707,567	6,726,078	7,087,824	3,624,028

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	2,222,667	30,478,794	26,712,751	6,393,177
Investments in affiliated issuers	(137)	—	(2,355)	10,723
Futures contracts	123,345	—	—	—
Written options	—	—	71,171	—
Foreign currency transactions	—	(3,939)	(1,033,966)	—
	2,345,875	30,474,855	25,747,601	6,403,900

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	4,821,372	81,426,628	39,271,461	(11,293,284)
Investments in affiliated issuers	(334)	(15,232)	28	(11,822)
Futures contracts	(30,640)	—	—	—
Translation of assets and liabilities in foreign currencies	—	(1,408)	646,162	—
	4,790,398	81,409,988	39,917,651	(11,305,106)
Net realized and unrealized gain (loss)	7,136,273	111,884,843	65,665,252	(4,901,206)

Increase (decrease) in net assets from operations	$7,843,840	$118,610,921	$72,753,076	($1,277,178)

The accompanying notes are an integral part of the financial statements.	293

John Hancock Funds II

Statements of operations — For the year ended August 31, 2013

	Real Estate	Real Return	Redwood	Science &
Investment income	Securities Fund	Bond Fund	Fund	Technology Fund[1]

Dividends	$14,447,923	—	$6,991,579	$2,363,842
Interest	451	$19,254,577	11,970	6,376
Securities lending	71,833	—	—	37,717
Less foreign taxes withheld	—	—	(26,164)	(37,786)
Total investment income	14,520,207	19,254,577	6,977,385	2,370,149

Expenses

Investment management fees	3,922,136	4,755,770	5,196,654	2,479,888
Class 1 distribution and service fees	280,153	79,854	—	—
Accounting and legal services fees	72,909	87,670	61,276	30,439
Professional fees	44,641	87,654	53,017	37,901
Custodian fees	62,480	120,324	54,628	57,563
Trustees’ fees	6,695	8,262	5,614	1,582
Registration and filing fees	6,041	5,063	6,004	74,645
Interest expense	—	165,408	—	—
Other	11,411	11,847	8,195	2,948
Total expenses before reductions and amounts recaptured	4,406,466	5,321,852	5,385,388	2,684,966
Net expense reductions and amounts recaptured	(22,976)	(27,402)	(19,371)	(98,293)
Total expenses	4,383,490	5,294,450	5,366,017	2,586,673
Net investment income (loss)	10,136,717	13,960,127	1,611,368	(216,524)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	54,900,524	2,547,731	19,701,887	1,209,295
Investments in affiliated issuers	2,796	—	—	(442)
Futures contracts	—	(100,844)	—	—
Written options	—	914,417	(21,998,615)	—
Swap contracts	—	56,410	—	—
Foreign currency transactions	—	(1,204,327)	260	(113,470)
	54,903,320	2,213,387	(2,296,468)	1,095,383

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(74,755,610)	(67,666,847)	34,476,951	52,755,173
Investments in affiliated issuers	(7,605)	—	—	2,538
Futures contracts	—	(1,199,617)	—	—
Written options	—	(448,290)	(7,376,211)	—
Swap contracts	—	(2,304,755)	—	—
Translation of assets and liabilities in foreign currencies	—	724,548	(174)	(3,040)
	(74,763,215)	(70,894,961)	27,100,566	52,754,671
Net realized and unrealized gain (loss)	(19,859,895)	(68,681,574)	24,804,098	53,850,054

Increase (decrease) in net assets from operations	($9,723,178)	($54,721,447)	$26,415,466	$53,633,530

1 Period from 2-14-13 (inception date) to 8-31-13.

The accompanying notes are an integral part of the financial statements.	294

John Hancock Funds II

Statements of operations — For the year ended August 31, 2013

	Short Term		Small Cap
	Government	Small Cap	Opportunities	Small Cap
Investment income	Income Fund	Growth Fund	Fund	Value Fund

Dividends	—	$882,837	$2,325,738	$2,187,671
Interest	$2,469,310	4,815	2,549	6,975
Securities lending	395	378,771	97,354	24,004
Less foreign taxes withheld	—	(10,671)	(151)	—
Total investment income	2,469,705	1,255,752	2,425,490	2,218,650

Expenses

Investment management fees	1,224,381	1,575,418	1,678,920	1,433,717
Class 1 distribution and service fees	—	—	29,849	—
Accounting and legal services fees	28,394	19,146	21,772	17,599
Professional fees	67,384	43,301	38,399	43,182
Custodian fees	29,283	20,956	21,658	19,677
Trustees’ fees	2,589	1,753	1,950	1,614
Registration and filing fees	8,517	4,079	4,486	4,207
Other	5,647	6,145	6,932	5,662
Total expenses before reductions and amounts recaptured	1,366,195	1,670,798	1,803,966	1,525,658
Net expense reductions and amounts recaptured	25,081	(6,140)	(151,064)	(5,674)
Total expenses	1,391,276	1,664,658	1,652,902	1,519,984
Net investment income (loss)	1,078,429	(408,906)	772,588	698,666

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(183,923)	22,794,087	14,547,598	15,238,659
Investments in affiliated issuers	—	6,662	(811)	(641)
Futures contracts	410,527	—	—	—
Foreign currency transactions	—	191	(18)	—
	226,604	22,800,940	14,546,769	15,238,018

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(4,356,693)	13,351,555	25,848,040	13,481,212
Investments in affiliated issuers	—	(7,083)	(558)	172
Futures contracts	89,178	—	—	—
	(4,267,515)	13,344,472	25,847,482	13,481,384
Net realized and unrealized gain (loss)	(4,040,911)	36,145,412	40,394,251	28,719,402

Increase (decrease) in net assets from operations	($2,962,482)	$35,736,506	$41,166,839	$29,418,068

The accompanying notes are an integral part of the financial statements.	295

John Hancock Funds II

Statements of operations — For the year ended August 31, 2013

	Small Company	Small Company	Spectrum	Strategic Equity
Investment income	Growth Fund	Value Fund	Income Fund	Allocation Fund

Dividends	$1,299,980	$6,771,073	$4,222,957	$91,891,671
Interest	2,965	35,072	37,242,088	18,880
Securities lending	50,146	301,632	44,482	1,989,269
Less foreign taxes withheld	—	(4,964)	(36,472)	(2,397,865)
Total investment income	1,353,091	7,102,813	41,473,055	91,501,955

Expenses

Investment management fees	1,132,311	3,591,309	7,815,498	25,037,023
Class 1 distribution and service fees	—	58,533	—	—
Accounting and legal services fees	14,610	44,930	138,649	506,406
Professional fees	37,820	40,323	77,985	102,342
Printing and postage	—	—	—	17,950
Custodian fees	17,417	45,376	365,256	92,900
Trustees’ fees	1,329	4,092	13,169	43,967
Registration and filing fees	4,093	4,436	3,974	67,279
Other	5,182	8,111	18,266	40,387
Total expenses before reductions and amounts recaptured	1,212,762	3,797,110	8,432,797	25,908,254
Net expense reductions and amounts recaptured	(4,675)	(199,729)	(317,447)	(6,311,965)
Total expenses	1,208,087	3,597,381	8,115,350	19,596,289
Net investment income (loss)	145,004	3,505,432	33,357,705	71,905,666

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	8,612,494	22,487,437	35,524,763	8,182,304
Investments in affiliated issuers	12,843	14,739	15	322,820
Futures contracts	—	—	852,316	31,198,735
Swap contracts	—	—	(6,391)	—
Foreign currency transactions	(31)	411	(5,785,298)	(525,963)
	8,625,306	22,502,587	30,585,405	39,177,896

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	18,430,699	46,189,390	(41,913,478)	495,820,962
Investments in affiliated issuers	(11,458)	(18,687)	143	8,035
Futures contracts	—	—	(89,191)	(1,880,466)
Swap contracts	—	—	3,138	—
Translation of assets and liabilities in foreign currencies	—	(50)	261,029	(61,139)
	18,419,241	46,170,653	(41,738,359)	493,887,392
Net realized and unrealized gain (loss)	27,044,547	68,673,240	(11,152,954)	533,065,288

Increase (decrease) in net assets from operations	$27,189,551	$72,178,672	$22,204,751	$604,970,954

The accompanying notes are an integral part of the financial statements.	296

John Hancock Funds II

Statements of operations — For the year ended August 31, 2013

	Total Return	U.S. High Yield	Value
Investment income	Fund	Bond Fund	Fund

Dividends	$1,687,594	$84,340	$2,713,811
Interest	57,646,209	47,238,248	78,713
Securities lending	—	4,656	—
Total investment income	59,333,803	47,327,244	2,792,524

Expenses

Investment management fees	17,256,766	5,097,762	1,205,707
Class 1 distribution and service fees	204,330	49,579	—
Accounting and legal services fees	328,841	90,770	21,763
Professional fees	113,149	58,873	42,279
Custodian fees	606,795	74,431	23,464
Trustees’ fees	30,795	8,372	1,846
Registration and filing fees	33,229	9,622	15,103
Other	337,068	11,684	5,934
Total expenses before reductions and amounts recaptured	18,910,973	5,401,093	1,316,096
Net expense reductions and amounts recaptured	(230,198)	(28,687)	(7,153)
Total expenses	18,680,775	5,372,406	1,308,943
Net investment income (loss)	40,653,028	41,954,838	1,483,581

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	34,022,102	14,926,271	19,183,829
Investments in affiliated issuers	—	26	—
Futures contracts	(3,057,288)	—	17,470
Written options	4,396,441	—	—
Swap contracts	(2,395,924)	—	—
Foreign currency transactions	(8,602,458)	—	—
	24,362,873	14,926,297	19,201,299

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(128,980,070)	(24,787,987)	12,286,125
Futures contracts	(4,599,994)	—	—
Written options	(6,080,443)	—	—
Swap contracts	22,154,695	—	—
Translation of assets and liabilities in foreign currencies	9,375,791	—	—
	(108,130,021)	(24,787,987)	12,286,125
Net realized and unrealized gain (loss)	(83,767,148)	(9,861,690)	31,487,424

Increase (decrease) in net assets from operations	($43,114,120)	$32,093,148	$32,971,005

The accompanying notes are an integral part of the financial statements.	297

John Hancock Funds II

Statements of changes in net assets

	Active Bond Fund		All Cap Core Fund		All Cap Value Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/13	8/31/12	8/31/13	8/31/12	8/31/13	8/31/12

From operations
Net investment income (loss)	$55,656,411	$48,139,822	$7,651,892	$6,896,559	$6,669,796	$6,445,916
Net realized gain (loss)	6,137,501	14,055,352	116,089,202	3,914,721	127,310,378	(15,494,683)
Change in net unrealized appreciation (depreciation)	(59,521,975)	49,088,501	(13,518,207)	64,517,894	49,305,935	50,312,644
Increase (decrease) in net assets resulting from
operations	2,271,937	111,283,675	110,222,887	75,329,174	183,286,109	41,263,877
Distributions to shareholders
From net investment income
Class 1	(2,644,798)	(2,073,286)	—	—	(814,420)	(599,946)
Class NAV	(59,729,979)	(52,392,100)	(7,502,202)	(6,346,196)	(6,131,383)	(3,067,352)
From net realized gain
Class 1	(301,392)	(744,251)	—	—	—	(6,697,865)
Class NAV	(6,734,971)	(18,424,921)	—	—	—	(31,467,583)
Total distributions	(69,411,140)	(73,634,558)	(7,502,202)	(6,346,196)	(6,945,803)	(41,832,746)
From Fund share transactions	218,615,137	366,242,491	(62,902,935)	(140,745,461)	(236,890,673)	88,583,510
Total increase (decrease)	151,475,934	403,891,608	39,817,750	(71,762,483)	(60,550,367)	88,014,641

Net assets

Beginning of year	1,640,918,040	1,237,026,432	529,594,688	601,357,171	783,237,970	695,223,329
End of year	$1,792,393,974	$1,640,918,040	$569,412,438	$529,594,688	$722,687,603	$783,237,970

Undistributed net investment income (loss)	$13,279,208	$10,052,448	$4,737,862	$4,416,453	$3,946,563	$4,225,885

			Asia Total
			Return Bond
	Alpha Opportunities Fund		Fund	Blue Chip Growth Fund
	Year ended	Year ended	Period ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/13	8/31/12	8/31/13[1]	8/31/13	8/31/12

From operations
Net investment income (loss)	$9,760,685	$7,814,059	$6,626,402	$5,039,281	$3,264,171
Net realized gain (loss)	184,533,835	36,665,845	4,458,946	278,461,478	101,158,875
Change in net unrealized appreciation
(depreciation)	98,548,420	97,227,599	(42,143,520)	129,026,101	201,634,221
Increase (decrease) in net assets resulting
from operations	292,842,940	141,707,503	(31,058,172)	412,526,860	306,057,267
Distributions to shareholders
From net investment income
Class 1	—	—	—	(1,604,735)	(430,922)
Class NAV	(11,185,749)	(3,659,699)	—	(4,846,096)	(1,966,903)
From net realized gain
Class NAV	(58,060,283)	(161,377,730)	—	—	—
Total distributions	(69,246,032)	(165,037,429)	—	(6,450,831)	(2,397,825)
From Fund share transactions	(13,946,104)	(304,637,439)	435,405,764	(324,112,206)	(509,192,072)
Total increase (decrease)	209,650,804	(327,967,365)	404,347,592	81,963,823	(205,532,630)

Net assets

Beginning of year	1,204,932,031	1,532,899,396	—	2,165,007,050	2,370,539,680
End of year	$1,414,582,835	$1,204,932,031	$404,347,592	$2,246,970,873	$2,165,007,050

Undistributed net investment income (loss)	$5,499,900	$6,228,300	$11,906,577	—	$1,319,364

1 Period from 1-16-13 (inception date) to 8-31-13.

The accompanying notes are an integral part of the financial statements.	298

John Hancock Funds II

Statements of changes in net assets

			Capital Appreciation
	Capital Appreciation Fund		Value Fund		Core Bond Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/13	8/31/12	8/31/13	8/31/12	8/31/13	8/31/12

From operations
Net investment income (loss)	$6,023,359	$2,464,011	$24,059,579	$20,566,663	$9,745,657	$12,784,719
Net realized gain (loss)	153,474,152	88,591,339	204,337,288	47,591,171	4,186,185	24,593,791
Change in net unrealized appreciation (depreciation)	154,611,528	104,461,662	75,393,176	159,325,392	(28,316,496)	7,648,018
Increase (decrease) in net assets resulting from
operations	314,109,039	195,517,012	303,790,043	227,483,226	(14,384,654)	45,026,528
Distributions to shareholders
From net investment income
Class 1	(1,259,790)	(291,271)	—	—	(1,647,775)	(947,916)
Class NAV	(4,826,845)	(1,551,329)	(27,895,420)	(8,054,487)	(11,581,889)	(16,559,827)
From net realized gain
Class 1	—	—	—	—	(3,036,154)	(521,777)
Class NAV	—	—	(69,562,985)	(1,280,103)	(20,902,954)	(12,672,578)
Total distributions	(6,086,635)	(1,842,600)	(97,458,405)	(9,334,590)	(37,168,772)	(30,702,098)
From Fund share transactions	(243,860,420)	(275,367,401)	(389,627,130)	1,301,427,590	(43,435,968)	46,022,794
Total increase (decrease)	64,161,984	(81,692,989)	(183,295,492)	1,519,576,226	(94,989,394)	60,347,224

Net assets

Beginning of year	1,849,374,094	1,931,067,083	1,953,037,283	433,461,057	634,817,521	574,470,297
End of year	$1,913,536,078	$1,849,374,094	$1,769,741,791	$1,953,037,283	$539,828,127	$634,817,521

Undistributed net investment income (loss)	$1,414,995	$1,515,046	$14,618,266	$17,291,522	$2,634,110	$2,736,314

	Core Diversified Growth		Core Fundamental		Core Global
	& Income Portfolio		Holdings Portfolio		Diversification Portfolio
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/13	8/31/12	8/31/13	8/31/12	8/31/13	8/31/12

From operations
Net investment income (loss)	$532,497	$544,200	$230,803	$234,424	$589,773	$603,143
Net realized gain (loss)	301,774	1,709,502	249,342	641,853	672,536	637,201
Change in net unrealized appreciation (depreciation)	3,146,427	948,692	928,205	315,758	1,863,603	525,514
Increase (decrease) in net assets resulting from
operations	3,980,698	3,202,394	1,408,350	1,192,035	3,125,912	1,765,858
Distributions to shareholders
From net investment income
Class 1	(532,406)	(651,795)	(234,601)	(303,983)	(520,231)	(758,487)
From net realized gain
Class 1	(1,786,990)	(108,549)	(672,149)	(156,099)	(741,087)	(175,965)
Total distributions	(2,319,396)	(760,344)	(906,750)	(460,082)	(1,261,318)	(934,452)
From Fund share transactions	4,884,989	1,747,325	569,663	2,181,031	(30,764)	3,315,859
Total increase (decrease)	6,546,291	4,189,375	1,071,263	2,912,984	1,833,830	4,147,265

Net assets

Beginning of year	32,666,428	28,477,053	15,211,883	12,298,899	34,206,933	30,059,668
End of year	$39,212,719	$32,666,428	$16,283,146	$15,211,883	$36,040,763	$34,206,933

Undistributed net investment income (loss)	$170,167	$169,966	$71,584	$75,342	$220,407	$150,813

The accompanying notes are an integral part of the financial statements.	299

John Hancock Funds II

Statements of changes in net assets

			Fundamental Global
	Equity-Income Fund		Franchise Fund		Fundamental Value Fund
	Year ended	Year ended	Year ended	Period ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/13	8/31/12	8/31/13	8/31/12[1]	8/31/13	8/31/12

From operations
Net investment income (loss)	$30,178,672	$30,839,061	$4,477,896	$506,648	$14,885,101	$13,114,916
Net realized gain (loss)	132,821,733	21,789,477	16,460,186	542,196	73,173,055	54,858,220
Change in net unrealized appreciation (depreciation)	149,296,310	155,362,451	37,421,735	16,359,124	123,203,980	44,294,056
Increase (decrease) in net assets resulting from
operations	312,296,715	207,990,989	58,359,817	17,407,968	211,262,136	112,267,192
Distributions to shareholders
From net investment income
Class A	—	—	(408)	—	—	—
Class R3	—	—	(644)	—	—	—
Class 1	(5,676,642)	(3,537,110)	—	—	—	—
Class NAV	(24,924,135)	(14,767,373)	(2,337,088)	—	(16,281,768)	(10,765,657)
Total distributions	(30,600,777)	(18,304,483)	(2,338,140)	—	(16,281,768)	(10,765,657)
From Fund share transactions	(255,802,823)	(172,722,400)	(18,752,595)	353,971,983	(271,994,191)	(583,451,118)
Total increase (decrease)	25,893,115	16,964,106	37,269,082	371,379,951	(77,013,823)	(481,949,583)

Net assets

Beginning of year	1,539,408,293	1,522,444,187	371,379,951	—	1,048,520,988	1,530,470,571
End of year	$1,565,301,408	$1,539,408,293	$408,649,033	$371,379,951	$971,507,165	$1,048,520,988

Undistributed net investment income (loss)	$30,206,380	$30,600,338	$3,658,868	$1,547,409	$6,172,355	$7,560,289

			Global Equity
	Global Bond Fund		Fund	Global Real Estate Fund
	Year ended	Year ended	Period ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/13	8/31/12	8/31/13[2]	8/31/13	8/31/12

From operations
Net investment income (loss)	$14,874,143	$23,031,593	$1,231,759	$8,682,281	$10,494,760
Net realized gain (loss)	(20,468,302)	23,818,887	119,303	93,698,491	17,763,216
Change in net unrealized appreciation
(depreciation)	(30,503,026)	146,901	2,889,174	(59,099,388)	30,295,642
Increase (decrease) in net assets resulting
from operations	(36,097,185)	46,997,381	4,240,236	43,281,384	58,553,618
Distributions to shareholders
From net investment income
Class 1	(2,729,673)	(7,647,632)	—	—	—
Class NAV	(20,104,227)	(65,677,790)	—	(17,850,946)	(17,587,899)
Total distributions	(22,833,900)	(73,325,422)	—	(17,850,946)	(17,587,899)
From Fund share transactions	(102,706,514)	(67,065,242)	325,499,110	(228,272,991)	(39,514,985)
Total increase (decrease)	(161,637,599)	(93,393,283)	329,739,346	(202,842,553)	1,450,734

Net assets

Beginning of year	746,197,106	839,590,389	—	496,850,804	495,400,070
End of year	$584,559,507	$746,197,106	$329,739,346	$294,008,251	$496,850,804

Undistributed net investment income (loss)	($20,687,134)	$19,538,205	$1,235,822	($3,048,641)	($8,861,643)

1 Period from 6-29-12 (inception date) to 8-31-12.
2 Period from 5-16-13 (inception date) to 8-31-13.

The accompanying notes are an integral part of the financial statements.	300

John Hancock Funds II

Statements of changes in net assets

	Health Sciences Fund		High Income Fund		High Yield Fund
	Year ended	Period ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/13	8/31/12[1]	8/31/13	8/31/12	8/31/13	8/31/12

From operations
Net investment income (loss)	($2,021,422)	($1,368,705)	$31,761,694	$24,274,659	$73,726,795	$75,877,185
Net realized gain (loss)	76,772,407	12,726,521	10,762,844	(30,418,298)	13,825,838	(7,630,760)
Change in net unrealized appreciation (depreciation)	79,184,296	95,518,081	15,057,168	47,245,044	2,244,219	43,920,699
Increase (decrease) in net assets resulting from
operations	153,935,281	106,875,897	57,581,706	41,101,405	89,796,852	112,167,124
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(29,008,649)	(27,154,130)
Class NAV	—	—	(29,823,222)	(25,545,951)	(42,424,819)	(51,604,785)
From net realized gain
Class NAV	(16,375,908)	—	—	—	—	—
Total distributions	(16,375,908)	—	(29,823,222)	(25,545,951)	(71,433,468)	(78,758,915)
From Fund share transactions	(68,068,417)	368,776,654	131,842,538	44,787,967	149,374,599	7,620,775
Total increase (decrease)	69,490,956	475,652,551	159,601,022	60,343,421	167,737,983	41,028,984

Net assets

Beginning of year	475,652,551	—	405,854,653	345,511,232	931,446,909	890,417,925
End of year	$545,143,507	$475,652,551	$565,455,675	$405,854,653	$1,099,184,892	$931,446,909

Undistributed net investment income (loss)	($84,107)	($891,144)	$7,641,138	$5,079,951	$15,472,675	$15,841,473

	International Growth		International Growth		International Small
	Opportunities Fund		Stock Fund		Cap Fund
	Year ended	Period ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/13	8/31/12[2]	8/31/13	8/31/12	8/31/13	8/31/12

From operations
Net investment income (loss)	$5,865,869	$446,360	$7,423,061	$4,779,565	$6,571,793	$5,411,825
Net realized gain (loss)	6,783,886	253,622	(3,201,106)	(14,030,835)	13,986,326	(13,084,705)
Change in net unrealized appreciation (depreciation)	83,399,702	12,049,370	57,578,047	28,911,505	51,898,088	960,499
Increase (decrease) in net assets resulting from
operations	96,049,457	12,749,352	61,800,002	19,660,235	72,456,207	(6,712,381)
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(1,696,515)	(1,866,834)
Class NAV	(867,484)	—	(4,872,079)	(3,544,293)	(4,397,182)	(3,307,547)
From net realized gain
Class NAV	(964,776)	—	—	(27,875)	—	—
Total distributions	(1,832,260)	—	(4,872,079)	(3,572,168)	(6,093,697)	(5,174,381)
From Fund share transactions	30,945,046	477,772,958	146,143,011	133,765,666	206,899,741	53,210,811
Total increase (decrease)	125,162,243	490,522,310	203,070,934	149,853,733	273,262,251	41,324,049

Net assets

Beginning of year	490,522,310	—	427,751,736	277,898,003	347,914,511	306,590,462
End of year	$615,684,553	$490,522,310	$630,822,670	$427,751,736	$621,176,762	$347,914,511

Undistributed net investment income (loss)	$5,432,500	$479,511	$6,376,087	$4,063,158	$4,272,067	$4,099,836

1 Period from 9-30-11 (inception date) to 8-31-12.
2 Period from 7-19-12 (inception date) to 8-31-12.

The accompanying notes are an integral part of the financial statements.	301

John Hancock Funds II

Statements of changes in net assets

			Investment Quality		Mid Cap Growth
	International Value Fund		Bond Fund		Index Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/13	8/31/12	8/31/13	8/31/12	8/31/13	8/31/12

From operations
Net investment income (loss)	$30,390,174	$36,066,275	$10,907,099	$11,368,656	$28,795	$76,059
Net realized gain (loss)	(15,484,535)	(9,307,426)	1,814,770	13,175,431	3,175,982	3,210,227
Change in net unrealized appreciation (depreciation)	307,772,843	(29,081,807)	(25,663,886)	12,407,191	5,801,423	5,414,090
Increase (decrease) in net assets resulting from
operations	322,678,482	(2,322,958)	(12,942,017)	36,951,278	9,006,200	8,700,376
Distributions to shareholders
From net investment income
Class 1	(5,305,304)	(7,970,743)	(2,016,575)	(2,160,080)	(77,919)	(7,866)
Class NAV	(27,795,127)	(30,571,849)	(9,906,570)	(11,092,498)	—	(40,344)
From net realized gain
Class 1	—	—	(2,167,058)	(23,941)	—	(539,782)
Class NAV	—	—	(9,586,827)	(118,543)	—	(841,787)
Total distributions	(33,100,431)	(38,542,592)	(23,677,030)	(13,395,062)	(77,919)	(1,429,779)
From Fund share transactions	78,341,689	235,223,648	25,051,265	(17,102,047)	3,144,168	(59,820,386)
Total increase (decrease)	367,919,740	194,358,098	(11,567,782)	6,454,169	12,072,449	(52,549,789)

Net assets

Beginning of year	1,345,588,976	1,151,230,878	462,155,996	455,701,827	36,978,530	89,528,319
End of year	$1,713,508,716	$1,345,588,976	$450,588,214	$462,155,996	$49,050,979	$36,978,530

Undistributed net investment income (loss)	$25,559,780	$28,589,999	$3,902,782	$2,603,061	($23,513)	—

			Mid Cap Value
	Mid Cap Stock Fund		Index Fund		Mid Value Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/13	8/31/12	8/31/13	8/31/12	8/31/13	8/31/12

From operations
Net investment income (loss)	$1,071,961	($2,666,624)	$707,567	$1,136,792	$6,726,078	$4,548,457
Net realized gain (loss)	179,999,143	20,702,383	2,345,875	1,439,502	30,474,855	27,836,352
Change in net unrealized appreciation (depreciation)	59,990,226	72,296,944	4,790,398	7,289,923	81,409,988	30,464,857
Increase (decrease) in net assets resulting from
operations	241,061,330	90,332,703	7,843,840	9,866,217	118,610,921	62,849,666
Distributions to shareholders
From net investment income
Class 1	—	—	(721,345)	(475,060)	—	—
Class NAV	—	—	—	(899,785)	(7,337,684)	(4,333,930)
From net realized gain
Class 1	(11,396,409)	(14,613,784)	(427,746)	—	—	—
Class NAV	(26,530,570)	(23,748,071)	—	—	(26,391,979)	(62,568,593)
Total distributions	(37,926,979)	(38,361,855)	(1,149,091)	(1,374,845)	(33,729,663)	(66,902,523)
From Fund share transactions	281,015,859	91,308,131	6,725,248	(59,415,221)	104,595,365	214,677,340
Total increase (decrease)	484,150,210	143,278,979	13,419,997	(50,923,849)	189,476,623	210,624,483

Net assets

Beginning of year	998,668,244	855,389,265	32,031,747	82,955,596	599,202,297	388,577,814
End of year	$1,482,818,454	$998,668,244	$45,451,744	$32,031,747	$788,678,920	$599,202,297

Undistributed net investment income (loss)	$209	($2,324,106)	$426,282	$444,860	$1,154,215	$1,774,705

The accompanying notes are an integral part of the financial statements.	302

John Hancock Funds II

Statements of changes in net assets

					Real Estate
	Mutual Shares Fund		Real Estate Equity Fund		Securities Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/13	8/31/12	8/31/13	8/31/12	8/31/13	8/31/12

From operations
Net investment income (loss)	$7,087,824	$7,123,927	$3,624,028	$2,311,957	$10,136,717	$7,557,909
Net realized gain (loss)	25,747,601	(1,610,414)	6,403,900	11,488,642	54,903,320	39,189,279
Change in net unrealized appreciation (depreciation)	39,917,651	40,930,093	(11,305,106)	20,459,820	(74,763,215)	42,118,662
Increase (decrease) in net assets resulting from
operations	72,753,076	46,443,606	(1,277,178)	34,260,419	(9,723,178)	88,865,850
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(9,064,714)	(5,686,937)
Class NAV	(8,636,693)	(4,616,129)	(2,633,312)	(2,778,944)	—	—
From net realized gain
Class 1	—	—	—	—	(48,020,137)	(22,723,474)
Class NAV	—	(5,301,809)	—	—	—	—
Total distributions	(8,636,693)	(9,917,938)	(2,633,312)	(2,778,944)	(57,084,851)	(28,410,411)
From Fund share transactions	(53,054,437)	(110,124,205)	11,180,619	(6,183,930)	16,267,507	55,530,107
Total increase (decrease)	11,061,946	(73,598,537)	7,270,129	25,297,545	(50,540,522)	115,985,546

Net assets

Beginning of year	375,185,537	448,784,074	206,196,848	180,899,303	557,448,617	441,463,071
End of year	$386,247,483	$375,185,537	$213,466,977	$206,196,848	$506,908,095	$557,448,617

Undistributed net investment income (loss)	$6,029,594	$8,611,917	$1,149,207	$952,015	$4,539,370	$4,274,793

					Science &
					Technology
	Real Return Bond Fund		Redwood Fund		Fund
	Year ended	Year ended	Year ended	Period ended	Period ended
Increase (decrease) in net assets	8/31/13	8/31/12	8/31/13	8/31/12[1]	8/31/13[2]

From operations
Net investment income (loss)	$13,960,127	$15,402,976	$1,611,368	$1,447,404	($216,524)
Net realized gain (loss)	2,213,387	32,621,439	(2,296,468)	(2,276,837)	1,095,383
Change in net unrealized appreciation
(depreciation)	(70,894,961)	17,350,601	27,100,566	26,378,187	52,754,671
Increase (decrease) in net assets resulting
from operations	(54,721,447)	65,375,016	26,415,466	25,548,754	53,633,530
Distributions to shareholders
From net investment income
Class 1	(4,865,785)	(4,637,617)	—	—	—
Class NAV	(15,434,389)	(17,607,441)	(3,888,334)	(414,661)	—
From net realized gain
Class 1	(4,024,887)	(7,410,735)	—	—	—
Class NAV	(12,386,323)	(28,505,008)	(5,814,949)	(628,020)	—
Total distributions	(36,711,384)	(58,160,801)	(9,703,283)	(1,042,681)	—
From Fund share transactions	(34,353,711)	33,524,363	13,677,334	403,559,211	819,508,213
Total increase (decrease)	(125,786,542)	40,738,578	30,389,517	428,065,284	873,141,743

Net assets

Beginning of year	682,241,452	641,502,874	428,065,284	—	—
End of year	$556,454,910	$682,241,452	$458,454,801	$428,065,284	$873,141,743

Undistributed net investment income (loss)	$4,399,571	$8,525,227	($1,241,286)	$1,034,416	$183,032

1 Period from 9-29-11 (inception date) to 8-31-12.
2 Period from 2-14-13 (inception date) to 8-31-13.

The accompanying notes are an integral part of the financial statements.	303

John Hancock Funds II

Statements of changes in net assets

	Short Term Government				Small Cap
	Income Fund		Small Cap Growth Fund		Opportunities Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/13	8/31/12	8/31/13	8/31/12	8/31/13	8/31/12

From operations
Net investment income (loss)	$1,078,429	$1,582,267	($408,906)	($1,043,618)	$772,588	$213,643
Net realized gain (loss)	226,604	471,554	22,800,940	7,505,599	14,546,769	13,083,495
Change in net unrealized appreciation (depreciation)	(4,267,515)	52,316	13,344,472	9,639,647	25,847,482	6,669,442
Increase (decrease) in net assets resulting from
operations	(2,962,482)	2,106,137	35,736,506	16,101,628	41,166,839	19,966,580
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(261,564)	(136,492)
Class NAV	(3,395,114)	(3,018,767)	—	—	(552,589)	(273,751)
From net realized gain
Class 1	—	—	—	—	(861,085)	—
Class NAV	—	—	(8,882,671)	(33,773,765)	(1,667,655)	—
Total distributions	(3,395,114)	(3,018,767)	(8,882,671)	(33,773,765)	(3,342,893)	(410,243)
From Fund share transactions	45,102,438	50,077,819	46,292,800	5,324,078	(11,474,087)	(15,900,694)
Total increase (decrease)	38,744,842	49,165,189	73,146,635	(12,348,059)	26,349,859	3,655,643

Net assets

Beginning of year	188,695,140	139,529,951	138,110,797	150,458,856	155,110,063	151,454,420
End of year	$227,439,982	$188,695,140	$211,257,432	$138,110,797	$181,459,922	$155,110,063

Undistributed net investment income (loss)	$740,656	$552,358	—	($652,502)	$117,025	$82,500

			Small Company		Small Company
	Small Cap Value Fund		Growth Fund		Value Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/13	8/31/12	8/31/13	8/31/12	8/31/13	8/31/12

From operations
Net investment income (loss)	$698,666	$1,569,830	$145,004	($102,336)	$3,505,432	$2,777,351
Net realized gain (loss)	15,238,018	11,496,520	8,625,306	9,680,848	22,502,587	8,413,645
Change in net unrealized appreciation (depreciation)	13,481,384	5,238,720	18,419,241	4,390,086	46,170,653	28,564,848
Increase (decrease) in net assets resulting from
operations	29,418,068	18,305,070	27,189,551	13,968,598	72,178,672	39,755,844
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(2,160,242)	(948,971)
Class NAV	(1,674,157)	(562,297)	(185,338)	—	(4,365,207)	(1,910,239)
From net realized gain
Class NAV	(11,908,469)	(10,422,129)	(3,262,621)	—	—	—
Total distributions	(13,582,626)	(10,984,426)	(3,447,959)	—	(6,525,449)	(2,859,210)
From Fund share transactions	1,488,676	(30,265,712)	46,688,479	(17,969,718)	(33,750,874)	(44,970,778)
Total increase (decrease)	17,324,118	(22,945,068)	70,430,071	(4,001,120)	31,902,349	(8,074,144)

Net assets

Beginning of year	125,637,580	148,582,648	105,423,237	109,424,357	322,033,619	330,107,763
End of year	$142,961,698	$125,637,580	$175,853,308	$105,423,237	$353,935,968	$322,033,619

Undistributed net investment income (loss)	$86,014	$979,688	($233,769)	($222,438)	($1,550,603)	$667,333

The accompanying notes are an integral part of the financial statements.	304

John Hancock Funds II

Statements of changes in net assets

			Strategic Equity
	Spectrum Income Fund		Allocation Fund		Total Return Fund
	Year ended	Year ended	Year ended	Period ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/13	8/31/12	8/31/13	8/31/12[1]	8/31/13	8/31/12

From operations
Net investment income (loss)	$33,357,705	$40,458,333	$71,905,666	$20,704,348	$40,653,028	$56,311,300
Net realized gain (loss)	30,585,405	16,640,200	39,177,896	(5,466,913)	24,362,873	66,541,075
Change in net unrealized appreciation (depreciation)	(41,738,359)	28,288,926	493,887,392	57,138,320	(108,130,021)	50,982,955
Increase (decrease) in net assets resulting from
operations	22,204,751	85,387,459	604,970,954	72,375,755	(43,114,120)	173,835,330
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(11,930,315)	(9,437,545)
Class NAV	(37,465,395)	(49,987,872)	(42,820,065)	—	(61,767,584)	(50,851,740)
From net realized gain
Class 1	—	—	—	—	(9,652,563)	(1,511,589)
Class NAV	(695,859)	—	(2,142,972)	—	(48,056,049)	(8,076,581)
Total distributions	(38,161,254)	(49,987,872)	(44,963,037)	—	(131,406,511)	(69,877,455)
From Fund share transactions	(9,737,245)	29,198,216	722,012,254	3,062,820,502	312,065,582	56,887,780
Total increase (decrease)	(25,693,748)	64,597,803	1,282,020,171	3,135,196,257	137,544,951	160,845,655

Net assets

Beginning of year	1,058,689,804	994,092,001	3,135,196,257	—	2,443,524,166	2,282,678,511
End of year	$1,032,996,056	$1,058,689,804	$4,417,216,428	$3,135,196,257	$2,581,069,117	$2,443,524,166

Undistributed net investment income (loss)	$6,005,294	$7,935,927	$49,380,268	$20,392,841	$10,528,909	$35,076,119

	U.S. High Yield
	Bond Fund		Value Fund
	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8/31/13	8/31/12	8/31/13	8/31/12

From operations
Net investment income (loss)	$41,954,838	$41,126,594	$1,483,581	$1,693,730
Net realized gain (loss)	14,926,297	5,625,877	19,201,299	19,261,956
Change in net unrealized appreciation (depreciation)	(24,787,987)	21,919,720	12,286,125	6,281,227
Increase (decrease) in net assets resulting from
operations	32,093,148	68,672,191	32,971,005	27,236,913
Distributions to shareholders
From net investment income
Class 1	(6,064,893)	(5,527,134)	—	—
Class NAV	(36,664,442)	(36,671,272)	(1,794,249)	(1,684,667)
From net realized gain
Class 1	(1,185,065)	(1,081,081)	—	—
Class NAV	(6,883,096)	(7,013,407)	(17,200,764)	(14,053,155)
Total distributions	(50,797,496)	(50,292,894)	(18,995,013)	(15,737,822)
From Fund share transactions	56,215,568	115,311,344	148,435,924	(26,418,882)
Total increase (decrease)	37,511,220	133,690,641	162,411,916	(14,919,791)

Net assets

Beginning of year	659,176,693	525,486,052	145,120,311	160,040,102
End of year	$696,687,913	$659,176,693	$307,532,227	$145,120,311

Undistributed net investment income (loss)	$9,071,486	$7,427,781	$821,128	$1,138,703

1 Period from 4-13-12 (inception date) to 8-31-12.

The accompanying notes are an integral part of the financial statements.	305

John Hancock Funds II

Statement of cash flows

Real Return Bond Fund
Cash flows from operating activities

Net decrease in net assets from operations	($54,721,447)
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(322,621,407)
Long-term investments sold	469,506,658
Sale commitments purchased	(37,107,344)
Sale commitments sold	32,108,906
Decrease in short-term investments	1,697,992
Net amortization of premium (discount)	(8,760,679)
Increase in foreign currency	(334,084)
Increase in cash collateral for swap contracts	(7,000)
Increase in receivable for investments sold	(254,219)
Increase in receivable for delayed delivery securities sold	(4,717,969)
Increase in unrealized appreciation/depreciation for forward foreign currency exchange contracts	(728,240)
Decrease in dividends and interest receivable	960,586
Decrease in unrealized appreciation/depreciation of swap contracts	3,396,934
Decrease in receivable for futures variation margin	65,200
Decrease in other assets	26,200
Decrease in payable for collateral held by fund	(194,000)
Increase in payable for investments purchased	717,875
Increase in payable for delayed delivery securities purchased	9,520,898
Increase in payable for written options	293,643
Increase in payable for futures variation margin	7,434
Increase in payable for exchange cleared swaps	58,321
Decrease in payable to affiliates	(8,609)
Increase in other liabilities and accrued expenses	3,175
Net change in unrealized (appreciation) depreciation on investments	67,666,847
Net realized gain on investments	(2,547,731)

Net cash provided by operating activities	$154,027,940

Cash flows from financing activities

Borrowings under sale-buybacks	$1,413,888,601
Repayments of sale-buybacks	(1,413,540,752)
Decrease in payable for sale-buybacks	(82,887,456)
Portfolio shares sold	101,530,537
Portfolio shares repurchased	(172,595,632)
Decrease in receivable for fund shares sold	262,482
Decrease in payable for fund shares repurchased	(422,713)

Net cash used in financing activities	($153,764,933)

Net increase in cash	$263,007

Cash at beginning of period	$130,064

Cash at end of period	$393,071

Supplemental disclosure of cash flow information:

Cash paid for interest	$165,408

Noncash financing activities not included herein consists of reinvestment of dividends and distributions of:	($36,711,384)

The accompanying notes are an integral part of the financial statements.	306

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Active Bond Fund
CLASS 1

08-31-2013	10.48	0.34	(0.32)	0.02	(0.38)	(0.04)	—	(0.42)	10.08	0.15	0.68	0.68	3.21	72	96
08-31-2012	10.26	0.35	0.45	0.80	(0.42)	(0.16)	—	(0.58)	10.48	8.14	0.68	0.68	3.45	65	89
08-31-2011	10.21	0.47	0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.26	5.59	0.69	0.69	4.55	44	112
08-31-2010	9.30	0.51	0.92	1.43	(0.52)	—	—	(0.52)	10.21	15.88	0.69	0.69	5.26	43	75
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.68	0.71	0.71	6.10	33	90

CLASS NAV

08-31-2013	10.47	0.34	(0.32)	0.02	(0.38)	(0.04)	—	(0.42)	10.07	0.20	0.63	0.63	3.26	1,720	96
08-31-2012	10.25	0.36	0.45	0.81	(0.43)	(0.16)	—	(0.59)	10.47	8.20	0.63	0.63	3.49	1,576	89
08-31-2011	10.20	0.47	0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.25	5.64	0.64	0.64	4.61	1,193	112
08-31-2010	9.30	0.52	0.91	1.43	(0.53)	—	—	(0.53)	10.20	15.83	0.64	0.64	5.30	788	75
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.73	0.66	0.66	6.15	540	90

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

All Cap Core Fund

CLASS NAV

08-31-2013	9.68	0.15	1.97	2.12	(0.14)	—	—	(0.14)	11.66	22.19	0.82	0.81	1.38	569	173
08-31-2012	8.53	0.11	1.14	1.25	(0.10)	—	—	(0.10)	9.68	14.78	0.81	0.81	1.19	530	287
08-31-2011	7.18	0.09	1.34	1.43	(0.08)	—	—	(0.08)	8.53	19.87	0.81	0.80	0.98	601	197
08-31-2010	7.21	0.08	(0.02)	0.06	(0.09)	—	—	(0.09)	7.18	0.73	0.81	0.81	1.01	516	196
08-31-2009	9.22	0.10	(1.98)	(1.88)	(0.13)	—[3]	—	(0.13)	7.21	(20.07)	0.83	0.83	1.52	472	186

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Less than $0.005 per share.

All Cap Value Fund

CLASS 1

08-31-2013	10.95	0.10	2.61	2.71	(0.10)	—	—	(0.10)	13.56	24.88	0.85	0.85	0.77	111	76
08-31-2012	10.91	0.10	0.73	0.83	(0.07)	(0.72)	—	(0.79)	10.95	8.04	0.86	0.86	0.89	99	99
08-31-2011	9.78	0.07	1.65	1.72	(0.05)	(0.54)	—	(0.59)	10.91	17.31	0.87	0.87	0.60	101	59
08-31-2010	9.28	0.03	0.50	0.53	(0.03)	—	—	(0.03)	9.78	5.70	0.92	0.92	0.25	83	86
08-31-2009	11.19	0.06	(1.72)	(1.66)	(0.06)	(0.19)	—	(0.25)	9.28	(14.42)	0.96	0.96	0.67	84	75

CLASS NAV

08-31-2013	10.89	0.10	2.60	2.70	(0.10)	—	—	(0.10)	13.49	24.99	0.80	0.80	0.83	612	76
08-31-2012	10.86	0.10	0.72	0.82	(0.07)	(0.72)	—	(0.79)	10.89	8.04	0.81	0.81	0.96	684	99
08-31-2011	9.74	0.08	1.63	1.71	(0.05)	(0.54)	—	(0.59)	10.86	17.34	0.82	0.82	0.67	594	59
08-31-2010	9.24	0.03	0.50	0.53	(0.03)	—	—	(0.03)	9.74	5.77	0.87	0.87	0.32	339	86
08-31-2009	11.14	0.04	(1.68)	(1.64)	(0.07)	(0.19)	—	(0.26)	9.24	(14.34)	0.91	0.91	0.48	264	75

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

Alpha Opportunities Fund

CLASS NAV

08-31-2013	10.66	0.09	2.56	2.65	(0.10)	(0.54)	—	(0.64)	12.67	26.04	1.01	1.00	0.76	1,415	130
08-31-2012	10.91	0.06	1.10	1.16	(0.03)	(1.38)	—	(1.41)	10.66	12.53	1.01	1.01	0.59	1,205	151
08-31-2011	10.35	0.03	1.80	1.83	(0.03)	(1.24)	—	(1.27)	10.91	17.00	1.02	1.01	0.26	1,533	164
08-31-2010	10.87	0.03	0.58	0.61	(0.06)	(1.07)	—	(1.13)	10.35	5.01	1.04	1.04	0.28	1,113	171
08-31-2009[3]	10.00	0.03	0.85	0.88	(0.01)	—	—	(0.01)	10.87	8.80[4]	1.08[5]	1.08[5]	0.42[5]	671	202[6]

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. The inception date for Class NAV shares is 10-7-08. 4. Not annualized. 5. Annualized. 6. Portfolio turnover is shown for the period from 9-1-08 to 8-31-09.

Asia Total Return Bond Fund

CLASS NAV

08-31-2013[3]	10.00	0.16	(0.91)	(0.75)	—	—	—	—	9.25	(7.50)[4]	0.89[5]	0.86[5]	2.64[5]	404	7

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. The inception date for Class NAV shares is 1-16-13. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	307

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Blue Chip Growth Fund

CLASS 1

08-31-2013	24.09	0.05	4.66	4.71	(0.06)	—	—	(0.06)	28.74	19.62	0.86	0.83	0.18	696	33
08-31-2012	20.63	0.03	3.45	3.48	(0.02)	—	—	(0.02)	24.09	16.87	0.86	0.83	0.12	606	27
08-31-2011	16.31	0.01	4.31	4.32	—[3]	—	—	—[3]	20.63	26.51	0.86	0.82	0.03	489	40
08-31-2010	15.60	—[3]	0.73	0.73	(0.02)	—	—	(0.02)	16.31	4.65	0.88	0.84	0.03	405	49
08-31-2009	19.07	0.03	(3.46)	(3.43)	(0.04)	—	—	(0.04)	15.60	(17.95)	0.90	0.87	0.19	153	59

CLASS NAV

08-31-2013	24.07	0.06	4.67	4.73	(0.08)	—	—	(0.08)	28.72	19.69	0.81	0.78	0.24	1,551	33
08-31-2012	20.62	0.04	3.44	3.48	(0.03)	—	—	(0.03)	24.07	16.89	0.81	0.78	0.17	1,559	27
08-31-2011	16.30	0.02	4.31	4.33	(0.01)	—	—	(0.01)	20.62	26.58	0.81	0.78	0.07	1,881	40
08-31-2010	15.59	0.01	0.72	0.73	(0.02)	—	—	(0.02)	16.30	4.70	0.83	0.79	0.05	1,460	49
08-31-2009	19.06	0.03	(3.45)	(3.42)	(0.05)	—	—	(0.05)	15.59	(17.90)	0.85	0.82	0.25	1,262	59

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Less than $0.005 per share.

Capital Appreciation Fund

CLASS 1

08-31-2013	12.87	0.04	2.20	2.24	(0.04)	—	—	(0.04)	15.07	17.44	0.79	0.78	0.27	507	44
08-31-2012	11.44	0.01	1.43	1.44	(0.01)	—	—	(0.01)	12.87	12.59	0.78	0.78	0.11	439	52
08-31-2011	9.11	0.01	2.33	2.34	(0.01)	—	—	(0.01)	11.44	25.69	0.78	0.78	0.06	371	67
08-31-2010	8.84	0.02	0.27	0.29	(0.02)	—	—	(0.02)	9.11	3.27	0.79	0.79	0.19	321	73
08-31-2009	10.14	0.02	(1.28)	(1.26)	(0.04)	—	—	(0.04)	8.84	(12.37)	0.81	0.81	0.32	53	78

CLASS NAV

08-31-2013	12.89	0.05	2.18	2.23	(0.04)	—	—	(0.04)	15.08	17.39	0.74	0.73	0.33	1,406	44
08-31-2012	11.45	0.02	1.43	1.45	(0.01)	—	—	(0.01)	12.89	12.72	0.73	0.73	0.15	1,410	52
08-31-2011	9.12	0.01	2.34	2.35	(0.02)	—	—	(0.02)	11.45	25.72	0.73	0.73	0.11	1,560	67
08-31-2010	8.85	0.02	0.28	0.30	(0.03)	—	—	(0.03)	9.12	3.31	0.74	0.74	0.20	1,194	73
08-31-2009	10.16	0.03	(1.30)	(1.27)	(0.04)	—	—	(0.04)	8.85	(12.39)	0.76	0.76	0.36	1,091	78

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

Capital Appreciation Value Fund

CLASS NAV

08-31-2013	11.22	0.14	1.62	1.76	(0.16)	(0.41)	—	(0.57)	12.41	16.37	0.84	0.80	1.21	1,770	83
08-31-2012	9.76	0.16	1.37	1.53	(0.06)	(0.01)	—	(0.07)	11.22	15.75	0.86	0.83	1.48	1,953	84
08-31-2011[3]	10.00	0.08	(0.32)	(0.24)	—	—	—	—	9.76	(2.40)[4]	0.92[5]	0.88[5]	1.23[5]	433	44

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. The inception date for Class NAV shares is 1-6-11. 4. Not annualized. 5. Annualized.

Core Bond Fund

CLASS 1

08-31-2013	13.64	0.19	(0.48)	(0.29)	(0.26)	(0.49)	—	(0.75)	12.60	(2.26)	0.67	0.67	1.46	84	346
08-31-2012	13.36	0.26	0.70	0.96	(0.38)	(0.30)	—	(0.68)	13.64	7.41	0.68	0.68	1.93	76	362
08-31-2011	13.76	0.35	0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.36	5.09	0.68	0.67	2.64	15	536
08-31-2010	13.09	0.41	0.86	1.27	(0.51)	(0.09)	—	(0.60)	13.76	9.99	0.69	0.69	3.09	14	496
08-31-2009	12.59	0.52	0.65	1.17	(0.57)	(0.10)	—	(0.67)	13.09	9.71	0.76	0.76	4.20	10	571

CLASS NAV

08-31-2013	13.62	0.20	(0.48)	(0.28)	(0.27)	(0.49)	—	(0.76)	12.58	(2.21)	0.62	0.62	1.50	456	346
08-31-2012	13.35	0.28	0.67	0.95	(0.38)	(0.30)	—	(0.68)	13.62	7.39	0.63	0.63	2.06	559	362
08-31-2011	13.75	0.35	0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.35	5.15	0.63	0.62	2.69	560	536
08-31-2010	13.07	0.41	0.87	1.28	(0.51)	(0.09)	—	(0.60)	13.75	10.13	0.64	0.64	3.11	564	496
08-31-2009	12.58	0.53	0.63	1.16	(0.57)	(0.10)	—	(0.67)	13.07	9.69	0.71	0.71	4.29	411	571

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

The accompanying notes are an integral part of the financial statements.	308

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Core Diversified Growth & Income Portfolio

CLASS 1

08-31-2013	10.15	0.15[3]	0.99	1.14	(0.16)	(0.54)	—	(0.70)	10.59	11.91	0.23	0.12[4]	1.47[3]	39	11
08-31-2012	9.41	0.17[3]	0.81	0.98	(0.21)	(0.03)	—	(0.24)	10.15	10.66	0.26	0.12[4]	1.75[3]	33	58
08-31-2011	8.84	0.20[3]	0.87	1.07	(0.18)	(0.32)	—	(0.50)	9.41	12.04	0.29	0.12[4]	2.06[3]	28	14
08-31-2010	8.50	0.20[3]	0.37	0.57	(0.19)	(0.04)	—	(0.23)	8.84	6.62	0.30	0.11[4]	2.24[3]	23	58
08-31-2009	9.75	0.25[3]	(1.39)[5]	(1.14)	(0.11)	—	—	(0.11)	8.50	(11.47)	1.04	0.06[4]	3.08[3]	12	6

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolios was as follows: 0.31% – 0.63%, 0.33% – 0.63%, 0.34% – 0.56%, 0.48% – 1.17% and 0.49% – 1.31% for the years ended 8-31-13, 8-31-12, 8-31-11,
8-31-10 and 8-31-09, respectively. 5. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.

Core Fundamental Holdings Portfolio

CLASS 1

08-31-2013	9.94	0.15[3]	0.77	0.92	(0.15)	(0.44)	—	(0.59)	10.27	9.66	0.39	0.12[4]	1.46[3]	16	20
08-31-2012	9.45	0.16[3]	0.68	0.84	(0.23)	(0.12)	—	(0.35)	9.94	9.12	0.45	0.12[4]	1.72[3]	15	49
08-31-2011	9.09	0.21[3]	0.77	0.98	(0.19)	(0.43)	—	(0.62)	9.45	10.85	0.44	0.12[4]	2.18[3]	12	30
08-31-2010	8.77	0.22[3]	0.38	0.60	(0.22)	(0.06)	—	(0.28)	9.09	6.83	0.47	0.11[4]	2.44[3]	12	69
08-31-2009	9.78	0.26[3]	(1.13)[5]	(0.87)	(0.14)	—	—	(0.14)	8.77	(8.64)	1.42	0.06[4]	3.12[3]	8	17

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.31% – 0.63%, 0.33% – 0.63%, 0.34% – 0.56%, 0.35% – 0.56% and 0.37% – 0.51% for the years ended 8-31-13, 8-31-12, 8-31-11,
8-31-10 and 8-31-09, respectively. 5. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Portfolio.

Core Global Diversification Portfolio

CLASS 1

08-31-2013	9.47	0.16[3]	0.71	0.87	(0.15)	(0.21)	—	(0.36)	9.98	9.35	0.23	0.12[4]	1.65[3]	36	30
08-31-2012	9.26	0.17[3]	0.32	0.49	(0.23)	(0.05)	—	(0.28)	9.47	5.58	0.25	0.12[4]	1.89[3]	34	53
08-31-2011	8.90	0.21[3]	0.61	0.82	(0.18)	(0.28)	—	(0.46)	9.26	9.20	0.25	0.12[4]	2.18[3]	30	17
08-31-2010	8.54	0.20[3]	0.39	0.59	(0.19)	(0.04)	—	(0.23)	8.90	6.91	0.33	0.11[4]	2.26[3]	24	60
08-31-2009	9.51	0.26[3]	(1.07)[5]	(0.81)	(0.16)	—	—	(0.16)	8.54	(8.11)	1.55	0.06[4]	3.33[3]	8	11

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% – 0.63%, 0.33% – 0.63%, 0.34% – 0.56%, 0.35% – 0.56% and 0.37% – 0.79% for the years ended 8-31-13. 8-31-12, 8-31-11,
8-31-10 and 8-31-09, respectively. 5. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Portfolio.

Equity-Income Fund

CLASS 1

08-31-2013	15.59	0.32	2.94	3.26	(0.32)	—	—	(0.32)	18.53	21.20	0.86	0.83	1.82	339	14
08-31-2012	13.56	0.31	1.91	2.22	(0.19)	—	—	(0.19)	15.59	16.55	0.87	0.84	2.13	286	21
08-31-2011	12.05	0.25	1.46	1.71	(0.20)	—	—	(0.20)	13.56	14.13	0.87	0.84	1.78	254	17
08-31-2010	11.85	0.23	0.21	0.44	(0.24)	—	—	(0.24)	12.05	3.66	0.89	0.86	1.84	140	13
08-31-2009	16.11	0.29	(3.04)	(2.75)	(0.38)	(1.13)	—	(1.51)	11.85	(15.65)	0.91	0.88	2.73	139	46

CLASS NAV

08-31-2013	15.57	0.32	2.95	3.27	(0.32)	—	—	(0.32)	18.52	21.33	0.81	0.78	1.87	1,226	14
08-31-2012	13.55	0.31	1.91	2.22	(0.20)	—	—	(0.20)	15.57	16.54	0.82	0.79	2.18	1,254	21
08-31-2011	12.04	0.25	1.47	1.72	(0.21)	—	—	(0.21)	13.55	14.19	0.82	0.79	1.79	1,269	17
08-31-2010	11.83	0.24	0.22	0.46	(0.25)	—	—	(0.25)	12.04	3.80	0.84	0.81	1.94	981	13
08-31-2009	16.10	0.29	(3.04)	(2.75)	(0.39)	(1.13)	—	(1.52)	11.83	(15.68)	0.86	0.83	2.77	633	46

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

The accompanying notes are an integral part of the financial statements.	309

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Fundamental Global Franchise Fund

CLASS A

08-31-2013	10.55	0.07	1.53	1.60	(0.04)	—	—	(0.04)	12.11	15.21[3]	1.38	1.38	0.64	—[4]	26
08-31-2012[5]	10.00	0.01	0.54	0.55	—	—	—	—	10.55	5.50[3,6]	1.48[7]	1.48[7]	0.33[7]	—[4]	2

CLASS I

08-31-2013	10.55	0.13	1.52	1.65	(0.06)	—	—	(0.06)	12.14	15.75	1.00	1.00	1.14	—[4]	26
08-31-2012[5]	10.00	0.01	0.54	0.55	—	—	—	—	10.55	5.50[6]	1.10[7]	1.10[7]	0.71[7]	—[4]	2

CLASS NAV

08-31-2013	10.56	0.13	1.53	1.66	(0.07)	—	—	(0.07)	12.15	15.76	0.90	0.90	1.11	408	26
08-31-2012[5]	10.00	0.02	0.54	0.56	—	—	—	—	10.56	5.60[6]	0.99[7]	0.99[7]	0.95[7]	371	2

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3.Does not reflect the effect of sales charges, if any. 4. Less than $500,000. 5. The inception date for Class A, Class I and Class NAV shares is 6-29-12. 6. Not annualized. 7. Annualized.

Fundamental Value Fund

CLASS NAV

08-31-2013	15.70	0.24	3.06	3.30	(0.25)	—	—	(0.25)	18.75	21.29	0.80	0.79	1.38	972	9
08-31-2012	14.31	0.15	1.37	1.52	(0.13)	—	—	(0.13)	15.70	10.67	0.79	0.79	1.03	1,049	14
08-31-2011	12.66	0.15	1.66	1.81	(0.16)	—	—	(0.16)	14.31	14.26	0.80	0.80	1.02	1,530	18
08-31-2010	12.29	0.09	0.39	0.48	(0.11)	—	—	(0.11)	12.66	3.86	0.80	0.80	0.71	1,348	26
08-31-2009	15.35	0.13	(3.03)	(2.90)	(0.16)	—	—	(0.16)	12.29	(18.75)	0.81	0.81	1.19	1,299	36

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

Global Bond Fund

CLASS 1

08-31-2013	12.83	0.25	(0.86)	(0.61)	(0.38)	—	—	(0.38)	11.84	(4.93)	0.86	0.86	2.00	74	85
08-31-2012[3]	13.26	0.34	0.38	0.72	(1.15)	—	—	(1.15)	12.83	6.05	0.86	0.86	2.67	92	109
08-31-2011	12.78	0.29	0.89	1.18	(0.70)	—	—	(0.70)	13.26	9.86	0.85	0.85	2.28	86	135
08-31-2010	12.41	0.28	1.18	1.46	(1.09)	—	—	(1.09)	12.78	12.42	0.86	0.86	2.31	76	511
08-31-2009	15.05	0.47	0.02	0.49	(1.90)	(1.23)	—	(3.13)	12.41	6.02	0.87	0.87	3.98	59	448

CLASS NAV

08-31-2013	12.80	0.25	(0.84)	(0.59)	(0.39)	—	—	(0.39)	11.82	(4.83)	0.81	0.81	2.04	511	85
08-31-2012[3]	13.24	0.34	0.38	0.72	(1.16)	—	—	(1.16)	12.80	6.04	0.81	0.81	2.73	654	109
08-31-2011	12.76	0.29	0.90	1.19	(0.71)	—	—	(0.71)	13.24	9.94	0.80	0.80	2.32	753	135
08-31-2010	12.39	0.29	1.17	1.46	(1.09)	—	—	(1.09)	12.76	12.45	0.81	0.81	2.35	730	511
08-31-2009	15.02	0.47	0.03	0.50	(1.90)	(1.23)	—	(3.13)	12.39	6.14	0.82	0.82	4.00	586	448

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 156%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%.

Global Equity Fund

CLASS A

08-31-2013[3]	10.00	0.04	(0.10)	(0.06)	—	—	—	—	9.94	(0.60)[4,5]	1.48[6]	1.24[6]	1.35[6]	—[7]	8

CLASS I

08-31-2013[3]	10.00	0.08	(0.13)	(0.05)	—	—	—	—	9.95	(0.50)[5]	1.13[6]	1.12[6]	3.06[6]	1	8

CLASS NAV

08-31-2013[3]	10.00	0.05	(0.10)	(0.05)	—	—	—	—	9.95	(0.50)[5]	1.03[6]	1.02[6]	1.59[6]	329	8

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. The inception date for Class A, Class I and Class NAV shares is 5-16-2013. 4.Does not reflect the effect of sales charges, if any. 5. Not annualized. 6. Annualized. 7. Less than $500,000.

Global Real Estate Fund

CLASS NAV

08-31-2013	7.93	0.15	0.36	0.51	(0.29)	—	—	(0.29)	8.15	6.42	1.00	0.99	1.79	294	109
08-31-2012	7.36	0.15	0.67	0.82	(0.25)	—	—	(0.25)	7.93	11.85	1.00	1.00	2.12	497	97
08-31-2011	6.75	0.13	0.75	0.88	(0.27)	—	—	(0.27)	7.36	13.07	1.01	1.01	1.69	495	107
08-31-2010	6.24	0.14	0.65	0.79	(0.28)	—	—	(0.28)	6.75	12.84	1.06	1.06	2.06	450	105
08-31-2009	8.15	0.17	(1.87)	(1.70)	(0.21)	—	—	(0.21)	6.24	(20.28)	1.09	1.09	3.30	271	118

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

The accompanying notes are an integral part of the financial statements.	310

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Health Sciences Fund

CLASS NAV

08-31-2013	13.70	(0.06)	4.61	4.55	—	(0.48)	—	(0.48)	17.77	34.29	1.08	1.03	(0.39)	545	42
08-31-2012[3]	10.00	(0.05)	3.75	3.70	—	—	—	—	13.70	37.00[4]	1.12[5]	1.06[5]	(0.45)[5]	476	25

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. The inception date for Class NAV shares is 9-30-11. 4. Not annualized. 5. Annualized.

High Income Fund

CLASS NAV

08-31-2013	7.60	0.56	0.52	1.08	(0.54)	—	—	(0.54)	8.14	14.58	0.78	0.77	6.97	565	88
08-31-2012	7.32	0.49	0.31	0.80	(0.52)	—	—	(0.52)	7.60	11.67	0.75	0.75	6.74	406	70
08-31-2011	7.82	0.57	(0.52)	0.05	(0.55)	—	—	(0.55)	7.32	0.01	0.73	0.73	6.71	346	55
08-31-2010	6.38	0.77	1.61	2.38	(0.94)	—	—	(0.94)	7.82	38.61	0.71	0.71	10.11	509	44
08-31-2009	7.98	0.65	(1.34)	(0.69)	(0.91)	—	—	(0.91)	6.38	(5.78)	0.73	0.73	12.15	414	68

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

High Yield Fund

CLASS 1

08-31-2013	9.12	0.67	0.18	0.85	(0.66)	—	—	(0.66)	9.31	9.56	0.76	0.76	7.12	453	67
08-31-2012	8.80	0.70	0.35	1.05	(0.73)	—	—	(0.73)	9.12	12.67	0.76	0.76	7.99	367	75
08-31-2011	8.80	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.80	8.30	0.76	0.76	7.60	325	104
08-31-2010	8.00	0.78	0.90	1.68	(0.88)	—	—	(0.88)	8.80	21.92	0.75	0.75	9.09	82	81
08-31-2009	8.81	0.81	(0.73)	0.08	(0.89)	—	—	(0.89)	8.00	3.66	0.76	0.76	11.73	60	73

CLASS NAV

08-31-2013	9.05	0.67	0.17	0.84	(0.66)	—	—	(0.66)	9.23	9.58	0.71	0.71	7.19	646	67
08-31-2012	8.74	0.70	0.34	1.04	(0.73)	—	—	(0.73)	9.05	12.70	0.71	0.71	8.04	565	75
08-31-2011	8.74	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.74	8.42	0.71	0.71	7.67	565	104
08-31-2010	7.95	0.78	0.90	1.68	(0.89)	—	—	(0.89)	8.74	21.99	0.70	0.70	9.15	910	81
08-31-2009	8.77	0.83	(0.75)	0.08	(0.90)	—	—	(0.90)	7.95	3.62	0.71	0.71	12.18	906	73

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

International Growth Opportunities Fund

CLASS NAV

08-31-2013	10.27	0.12	1.86	1.98	(0.02)	(0.02)	—	(0.04)	12.21	19.29	0.98	0.98	1.04	616	16
08-31-2012[3]	10.00	0.01	0.26	0.27	—	—	—	—	10.27	2.70[4]	1.08[5]	1.08[5]	0.77[5]	491	1

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. The inception date for Class NAV shares is 7-19-12. 4. Not annualized. 5. Annualized.

International Growth Stock Fund

CLASS NAV

08-31-2013	10.89	0.16	1.20	1.36	(0.11)	—	—	(0.11)	12.14	12.53	0.92	0.92	1.37	631	25
08-31-2012	10.61	0.15	0.25	0.40	(0.12)	—[4]	—	(0.12)	10.89	3.87	0.96	0.96	1.43	428	30
08-31-2011[3]	10.00	0.19	0.43	0.62	(0.01)	—[4]	—	(0.01)	10.61	6.21[5]	0.99[6]	0.99[6]	1.79[6]	278	27

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. The inception date for Class NAV shares is 9-16-10. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized.

International Small Cap Fund

CLASS 1

08-31-2013	14.22	0.25	2.65	2.90	(0.25)	—	—	(0.25)	16.87	20.57	1.19	1.18	1.52	109	29
08-31-2012	14.93	0.24	(0.71)	(0.47)	(0.24)	—	—	(0.24)	14.22	(2.98)	1.22	1.20	1.72	98	25
08-31-2011	13.72	0.20	1.15	1.35	(0.14)	—	—	(0.14)	14.93	9.74	1.20	1.19	1.27	122	28
08-31-2010	12.15	0.13	1.65	1.78	(0.21)	—	—	(0.21)	13.72	14.73	1.22	1.22	1.00	125	21
08-31-2009	15.71	0.20	(2.43)	(2.23)	(0.16)	(1.17)	—	(1.33)	12.15	(9.88)	1.23	1.23	2.16	116	49

CLASS NAV

08-31-2013	14.22	0.25	2.65	2.90	(0.26)	—	—	(0.26)	16.86	20.56	1.14	1.13	1.55	512	29
08-31-2012	14.93	0.25	(0.71)	(0.46)	(0.25)	—	—	(0.25)	14.22	(2.92)	1.17	1.15	1.82	250	25
08-31-2011	13.71	0.22	1.14	1.36	(0.14)	—	—	(0.14)	14.93	9.87	1.15	1.14	1.37	185	28
08-31-2010	12.14	0.15	1.63	1.78	(0.21)	—	—	(0.21)	13.71	14.78	1.17	1.17	1.11	154	21
08-31-2009	15.72	0.23	(2.48)	(2.25)	(0.16)	(1.17)	—	(1.33)	12.14	(9.94)	1.18	1.18	2.43	120	49

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

The accompanying notes are an integral part of the financial statements.	311

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

International Value Fund

CLASS 1

08-31-2013	12.98	0.28	2.80	3.08	(0.32)	—	—	(0.32)	15.74	23.98	0.96	0.96	1.94	251	36
08-31-2012	13.59	0.37	(0.54)	(0.17)	(0.44)	—	—	(0.44)	12.98	(1.06)	0.97	0.91	2.92	223	22
08-31-2011	12.62	0.35	0.86	1.21	(0.24)	—	—	(0.24)	13.59	9.49	0.97	0.95	2.39	254	29
08-31-2010	12.99	0.27	(0.38)	(0.11)	(0.26)	—	—	(0.26)	12.62	(0.97)	0.98	0.96	2.04	259	19
08-31-2009	15.68	0.29	(2.09)	(1.80)	(0.51)	(0.38)	—	(0.89)	12.99	(9.96)	0.98	0.96	2.69	294	26

CLASS NAV

08-31-2013	12.94	0.29	2.80	3.09	(0.33)	—	—	(0.33)	15.70	24.11	0.91	0.91	2.00	1,462	36
08-31-2012	13.56	0.39	(0.56)	(0.17)	(0.45)	—	—	(0.45)	12.94	(1.08)	0.92	0.86	3.07	1,122	22
08-31-2011	12.59	0.36	0.86	1.22	(0.25)	—	—	(0.25)	13.56	9.55	0.92	0.90	2.47	897	29
08-31-2010	12.96	0.29	(0.39)	(0.10)	(0.27)	—	—	(0.27)	12.59	(0.93)	0.93	0.91	2.19	900	19
08-31-2009	15.64	0.30	(2.08)	(1.78)	(0.52)	(0.38)	—	(0.90)	12.96	(9.85)	0.93	0.91	2.78	854	26

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

Investment Quality Bond Fund

CLASS 1

08-31-2013	13.23	0.29	(0.64)	(0.35)	(0.32)	(0.32)	—	(0.64)	12.24	(2.78)	0.68	0.67	2.25	64	72
08-31-2012	12.59	0.30	0.69	0.99	(0.35)	—[3]	—	(0.35)	13.23	8.01	0.68	0.68	2.35	87	66
08-31-2011	12.59	0.39	0.06	0.45	(0.45)	—	—	(0.45)	12.59	3.71	0.68	0.68	3.19	73	70
08-31-2010	11.87	0.48	0.83	1.31	(0.59)	—	—	(0.59)	12.59	11.38	0.71	0.71	3.98	79	17
08-31-2009	11.62	0.49	0.40	0.89	(0.60)	(0.04)	—	(0.64)	11.87	8.16	0.75	0.75	4.45	64	35

CLASS NAV

08-31-2013	13.22	0.30	(0.64)	(0.34)	(0.33)	(0.32)	—	(0.65)	12.23	(2.73)	0.63	0.62	2.31	386	72
08-31-2012	12.57	0.31	0.69	1.00	(0.35)	—[3]	—	(0.35)	13.22	8.16	0.63	0.63	2.39	375	66
08-31-2011	12.58	0.40	0.04	0.44	(0.45)	—	—	(0.45)	12.57	3.69	0.63	0.63	3.25	383	70
08-31-2010	11.86	0.48	0.83	1.31	(0.59)	—	—	(0.59)	12.58	11.44	0.66	0.66	4.00	261	17
08-31-2009	11.61	0.50	0.39	0.89	(0.60)	(0.04)	—	(0.64)	11.86	8.23	0.70	0.70	4.47	122	35

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3.Less than $0.005 per share.

Mid Cap Growth Index Fund

CLASS 1

08-31-2013	11.90	0.01	2.96	2.97	(0.03)	—	—	(0.03)	14.84	24.97	0.73	0.65	0.07	49	41
08-31-2012	11.12	0.01	0.95	0.96	(0.01)	(0.17)	—	(0.18)	11.90	8.77	0.71	0.64	0.10	37	31
08-31-2011	8.82	—[4]	2.32	2.32	(0.02)	—	—	(0.02)	11.12	26.30	0.66	0.65	—[5]	36	56
08-31-2010[3]	10.00	—[4]	(1.18)	(1.18)	—	—	—	—	8.82	(11.80)[6]	0.84[7]	0.65[7]	0.04[7]	—[8]	42

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. The inception date for Class 1 shares is 4-30-10. 4. Less than $0.005 per share. 5. Less than 0.005%. 6. Not annualized. 7. Annualized. 8. Less than $500,000.

Mid Cap Stock Fund

CLASS 1

08-31-2013	17.68	0.01	4.40	4.41	—	(0.69)	—	(0.69)	21.40	25.79	0.92	0.92	0.07	338	121
08-31-2012	16.79	(0.06)	1.71	1.65	—	(0.76)	—	(0.76)	17.68	10.62	0.92	0.92	(0.33)	311	120
08-31-2011	13.61	(0.06)	3.24	3.18	—	—	—	—	16.79	23.37	0.93	0.93	(0.33)	338	120
08-31-2010	12.45	(0.03)	1.19	1.16	—	—	—	—	13.61	9.32	0.93	0.93	(0.23)	279	123
08-31-2009	16.90	—	(4.45)	(4.45)	—	—	—	—	12.45	(26.33)	0.94	0.94	0.01	266	159

CLASS NAV

08-31-2013	17.74	0.02	4.42	4.44	—	(0.69)	—	(0.69)	21.49	25.88	0.87	0.87	0.11	1,145	121
08-31-2012	16.84	(0.05)	1.71	1.66	—	(0.76)	—	(0.76)	17.74	10.65	0.87	0.87	(0.28)	687	120
08-31-2011	13.64	(0.05)	3.25	3.20	—	—	—	—	16.84	23.46	0.88	0.88	(0.28)	518	120
08-31-2010	12.47	(0.03)	1.20	1.17	—[3]	—	—	—[3]	13.64	9.40	0.88	0.88	(0.18)	508	123
08-31-2009	16.93	—[3]	(4.46)	(4.46)	—[3]	—	—	—[3]	12.47	(26.30)	0.89	0.89	0.04	447	159

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3.Less than $0.005 per share.

Mid Cap Value Index Fund

CLASS 1

08-31-2013	11.09	0.23	2.36	2.59	(0.25)	(0.15)	—	(0.40)	13.28	23.97	0.74	0.61	1.82	45	29
08-31-2012	9.93	0.16	1.17	1.33	(0.17)	—	—	(0.17)	11.09	13.52	0.72	0.65	1.54	32	33
08-31-2011	8.63	0.16	1.25	1.41	(0.11)	—	—	(0.11)	9.93	16.28	0.66	0.65	1.51	29	41
08-31-2010[3]	10.00	0.05	(1.42)	(1.37)	—	—	—	—	8.63	(13.70)[4]	0.83[5]	0.65[5]	1.51[5]	—[6]	39

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. The inception date for Class 1 shares is 4-30-10. 4. Not annualized. 5. Annualized. 6. Less than $500,000.

The accompanying notes are an integral part of the financial statements.	312

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Mid Value Fund
CLASS NAV

08-31-2013	13.05	0.15	2.50	2.65	(0.17)	(0.59)	—	(0.76)	14.94	21.15	1.04	0.99	1.08	789	35
08-31-2012	13.87	0.13	1.42	1.55	(0.15)	(2.22)	—	(2.37)	13.05	13.60	1.05	0.99	1.02	599	54
08-31-2011	13.11	0.11	1.87	1.98	(0.25)	(0.97)	—	(1.22)	13.87	14.64	1.04	0.99	0.73	389	50
08-31-2010	12.61	0.26[3]	0.68	0.94	(0.08)	(0.36)	—	(0.44)	13.11	7.28	1.05	1.00	1.93[3]	391	50
08-31-2009[4]	10.00	0.05	2.56	2.61	—	—	—	—	12.61	26.10[5]	1.10[6]	1.05[6]	0.64[6]	301	30

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Net investment income (loss) per share reflects a special dividend received by the fund which amounted to $0.18 and 1.35%, respectively. 4.The inception date for Class NAV Shares is 1-2-09. 5. Not annualized. 6. Annualized.

Mutual Shares Fund
CLASS NAV

08-31-2013	11.47	0.23	2.05	2.28	(0.27)	—	—	(0.27)	13.48	20.29	0.98	0.98	1.81	386	32
08-31-2012	10.35	0.19	1.21	1.40	(0.13)	(0.15)	—	(0.28)	11.47	13.92	1.03	1.02	1.80	375	42
08-31-2011[3]	10.00	0.16	0.20	0.36	—	(0.01)	—	(0.01)	10.35	3.59[4]	1.05[5]	1.05[5]	1.51[5]	449	33

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. The inception date for Class NAV shares is 9-16-10. 4. Not annualized. 5. Annualized.

Real Estate Equity Fund
CLASS NAV

08-31-2013	9.60	0.16	(0.25)	(0.09)	(0.12)	—	—	(0.12)	9.39	(0.98)	0.93	0.88	1.66	213	11
08-31-2012	8.17	0.11	1.45	1.56	(0.13)	—	—	(0.13)	9.60	19.31	0.93	0.89	1.23	206	14
08-31-2011	6.96	0.07	1.23	1.30	(0.09)	—	—	(0.09)	8.17	18.76	0.91	0.87	0.89	181	19
08-31-2010	5.35	0.10	1.67	1.77	(0.16)	—	—	(0.16)	6.96	33.54	0.92	0.88	1.55	305	40
08-31-2009	8.52	0.18	(3.15)	(2.97)	(0.19)	(0.01)	—	(0.20)	5.35	(34.63)	0.93	0.90	3.81	209	75

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

Real Estate Securities Fund
CLASS 1

08-31-2013	15.26	0.27	(0.48)	(0.21)	(0.26)	(1.38)	—	(1.64)	13.41	(1.60)	0.79	0.79	1.81	507	111
08-31-2012	13.54	0.22	2.39	2.61	(0.18)	(0.71)	—	(0.89)	15.26	20.36	0.79	0.79	1.59	557	93
08-31-2011	11.53	0.16	2.07	2.23	(0.22)	—	—	(0.22)	13.54	19.49	0.79	0.79	1.22	441	93
08-31-2010	8.72	0.22	2.72	2.94	(0.13)	—	—	(0.13)	11.53	33.94	0.80	0.80	2.13	352	87
08-31-2009	13.60	0.26	(4.79)	(4.53)	(0.26)	(0.09)	—	(0.35)	8.72	(33.01)	0.84	0.84	3.30	75	119

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

Real Return Bond Fund
CLASS 1

08-31-2013	13.18	0.25	(1.26)	(1.01)	(0.38)	(0.30)	—	(0.68)	11.49	(8.04)	0.82	0.82	1.99	122	44
08-31-2012[3]	13.12	0.28	0.94	1.22	(0.43)	(0.73)	—	(1.16)	13.18	9.88	0.81	0.81	2.16	172	218
08-31-2011	13.08	0.41	0.69	1.10	(0.56)	(0.50)	—	(1.06)	13.12	9.03	0.80	0.80	3.24	121	400
08-31-2010	12.10	0.26	1.15	1.41	(0.43)	—	—	(0.43)	13.08	11.90	0.77	0.77	2.09	94	354
08-31-2009	14.15	0.42	(0.55)	(0.13)	(0.42)	(1.50)	—	(1.92)	12.10	0.99	0.79	0.79	3.59	60	628

CLASS NAV

08-31-2013	13.03	0.26	(1.25)	(0.99)	(0.39)	(0.30)	—	(0.69)	11.35	(8.02)	0.77	0.77	2.08	434	44
08-31-2012[3]	12.98	0.30	0.92	1.22	(0.44)	(0.73)	—	(1.17)	13.03	9.96	0.76	0.76	2.31	510	218
08-31-2011	12.96	0.42	0.67	1.09	(0.57)	(0.50)	—	(1.07)	12.98	9.01	0.75	0.75	3.30	521	400
08-31-2010	11.99	0.27	1.14	1.41	(0.44)	—	—	(0.44)	12.96	11.99	0.72	0.72	2.15	991	354
08-31-2009	14.03	0.43	(0.55)	(0.12)	(0.42)	(1.50)	—	(1.92)	11.99	1.11	0.74	0.74	3.72	1,058	628

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 321%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%.

Redwood Fund
CLASS NAV

08-31-2013	10.78	0.04	0.58	0.62	(0.09)	(0.14)	—	(0.23)	11.17	5.85	1.14	1.14	0.34	458	74
08-31-2012[3]	10.00	0.04	0.77	0.81	(0.01)	(0.02)	—	(0.03)	10.78	8.09[4]	1.16[5]	1.16[5]	0.41[5]	428	95

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. The inception date for Class NAV shares is 9-29-11. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	313

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Science & Technology Fund
CLASS NAV

08-31-2013[3]	10.00	(0.01)	1.24	1.23	—	—	—	—	11.23	12.30[4]	1.11[5]	1.07[5]	(0.09)[5]	873	45

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. The inception date for Class NAV shares is 2-14-13. 4. Not annualized. 5. Annualized.

Short Term Government Income Fund
CLASS NAV

08-31-2013	10.07	0.05	(0.17)	(0.12)	(0.16)	—	—	(0.16)	9.79	(1.25)	0.62	0.63[3]	0.49	227	54
08-31-2012	10.14	0.10	0.03	0.13	(0.20)	—	—	(0.20)	10.07	1.26	0.64	0.63	0.99	189	74
08-31-2011	10.25	0.11	0.10	0.21	(0.25)	(0.07)	—	(0.32)	10.14	2.16	0.64	0.63[4]	1.13	140	106
08-31-2010	10.14	0.12	0.26	0.38	(0.25)	(0.02)	—	(0.27)	10.25	3.78	0.68	0.64	1.22	136	137
08-31-2009[5]	10.00	0.13	0.01	0.14	—	—	—	—	10.14	1.40[6]	1.21[7]	0.65[7]	2.02[7]	25	177

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Includes the impact of expense recapture which amounted to less than 0.02% of average net assets. See Note 5. 4. Includes the impact of expense recapture which amounted to less than 0.01% of average net assets. See Note 5. 5. The inception date for Class NAV shares is 1-2-09. 6. Not annualized. 7. Annualized.

Small Cap Growth Fund
CLASS NAV

08-31-2013	8.59	(0.03)	2.20	2.17	—	(0.54)	—	(0.54)	10.22	26.90	1.12	1.12	(0.27)	211	122
08-31-2012	10.07	(0.06)	0.81	0.75	—	(2.23)	—	(2.23)	8.59	10.54	1.12	1.12	(0.69)	138	147
08-31-2011	8.91	(0.07)	2.30	2.23	—	(1.07)	—	(1.07)	10.07	24.62	1.12	1.12	(0.64)	150	144
08-31-2010	8.38	(0.07)	0.60	0.53	—	—	—	—	8.91	6.32	1.13	1.13	(0.75)	149	143
08-31-2009[3]	10.00	(0.04)	(1.58)	(1.62)	—	—	—	—	8.38	(16.20)[4]	1.18[5]	1.18[5]	(0.59)[5]	122	214

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. The inception date for Class NAV shares is 9-10-08. 4. Not annualized. 5. Annualized.

Small Cap Opportunities Fund
CLASS 1

08-31-2013	22.72	0.11	6.22	6.33	(0.12)	(0.39)	—	(0.51)	28.54	28.31	1.11	1.02	0.41	68	22
08-31-2012	20.02	0.02	2.73	2.75	(0.05)	—	—	(0.05)	22.72	13.76	1.12	1.03	0.11	54	30
08-31-2011	16.16	0.02	3.84	3.86	—	—	—	—	20.02	23.89	1.11	1.02	0.10	58	34
08-31-2010	15.14	(0.01)	1.06	1.05	(0.03)	—	—	(0.03)	16.16	6.90	1.12	1.04	(0.06)	48	33
08-31-2009	18.87	0.06	(3.57)	(3.51)	(0.22)	—	—	(0.22)	15.14	(18.28)	1.21	1.16	0.49	45	98

CLASS NAV

08-31-2013	22.63	0.13	6.18	6.31	(0.13)	(0.39)	—	(0.52)	28.42	28.35	1.06	0.97	0.49	113	22
08-31-2012	19.94	0.03	2.72	2.75	(0.06)	—	—	(0.06)	22.63	13.82	1.07	0.98	0.16	101	30
08-31-2011	16.09	0.03	3.82	3.85	—	—	—	—	19.94	23.93	1.06	0.97	0.16	94	34
08-31-2010	15.07	—[3]	1.05	1.05	(0.03)	—	—	(0.03)	16.09	6.98	1.07	0.99	(0.01)	105	33
08-31-2009	18.79	0.09	(3.58)	(3.49)	(0.23)	—	—	(0.23)	15.07	(18.24)	1.16	1.11	0.68	54	98

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Less than $0.005 per share.

Small Cap Value Fund
CLASS NAV

08-31-2013	16.57	0.09	3.63	3.72	(0.22)	(1.60)	—	(1.82)	18.47	24.20	1.11	1.11	0.51	143	19
08-31-2012	15.81	0.17	1.78	1.95	(0.06)	(1.13)	—	(1.19)	16.57	12.84	1.11	1.11	1.05	126	18
08-31-2011	13.72	0.10	2.75	2.85	(0.10)	(0.66)	—	(0.76)	15.81	20.54	1.11	1.11	0.61	149	16
08-31-2010	12.50	0.07	1.39	1.46	(0.06)	(0.18)	—	(0.24)	13.72	11.72	1.14	1.14	0.51	131	22
08-31-2009[3]	10.00	0.03	2.47	2.50	—	—	—	—	12.50	25.00[4]	1.32[5]	1.32[5]	0.33[5]	79	9

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. The inception date for Class NAV shares is 12-16-08. 4. Not annualized. 5. Annualized.

Small Company Growth Fund
CLASS NAV

08-31-2013	14.76	0.02	3.98	4.00	(0.03)	(0.47)	—	(0.50)	18.26	27.81	1.07	1.07	0.13	176	30
08-31-2012	13.04	(0.01)	1.73	1.72	—	—	—	—	14.76	13.19	1.08	1.08	(0.09)	105	32
08-31-2011	10.46	(0.06)	2.64	2.58	—	—	—	—	13.04	24.67	1.07	1.07	(0.44)	109	46
08-31-2010	9.51	(0.03)[3]	0.99	0.96	—	—	(0.01)	(0.01)	10.46	10.09	1.11	1.11	(0.31)[3]	116	35
08-31-2009	11.95	(0.02)	(2.42)	(2.44)	—	—	—	—	9.51	(20.42)	1.13	1.13	(0.24)	122	58

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the Fund which amounted to $0.02 and 0.22%, respectively.

The accompanying notes are an integral part of the financial statements.	314

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Small Company Value Fund
CLASS 1

08-31-2013	27.07	0.30	5.98	6.28	(0.56)	—	—	(0.56)	32.79	23.51	1.13	1.07	0.98	118	10
08-31-2012	24.29	0.21	2.78	2.99	(0.21)	—	—	(0.21)	27.07	12.37	1.13	1.08	0.79	109	6
08-31-2011	20.19	0.11	4.12	4.23	(0.13)	—	—	(0.13)	24.29	20.91	1.12	1.07	0.42	112	13
08-31-2010	19.71	0.09	0.58	0.67	(0.19)	—	—	(0.19)	20.19	3.34	1.12	1.07	0.42	98	26
08-31-2009	24.91	0.13	(4.83)	(4.70)	(0.13)	(0.37)	—	(0.50)	19.71	(18.47)	1.13	1.08	0.77	101	23

CLASS NAV

08-31-2013	27.05	0.32	5.98	6.30	(0.58)	—	—	(0.58)	32.77	23.58	1.08	1.02	1.03	236	10
08-31-2012	24.27	0.22	2.78	3.00	(0.22)	—	—	(0.22)	27.05	12.42	1.08	1.03	0.85	213	6
08-31-2011	20.17	0.12	4.12	4.24	(0.14)	—	—	(0.14)	24.27	20.97	1.07	1.02	0.48	218	13
08-31-2010	19.69	0.10	0.57	0.67	(0.19)	—	—	(0.19)	20.17	3.39	1.07	1.02	0.47	251	26
08-31-2009	24.89	0.14	(4.83)	(4.69)	(0.14)	(0.37)	—	(0.51)	19.69	(18.43)	1.08	1.03	0.84	262	23

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

Spectrum Income Fund
CLASS NAV

08-31-2013	11.06	0.35	(0.12)	0.23	(0.39)	(0.01)	—	(0.40)	10.89	2.05	0.79	0.76	3.11	1,033	69
08-31-2012	10.70	0.41	0.47	0.88	(0.52)	—	—	(0.52)	11.06	8.52	0.79	0.76	3.86	1,059	69
08-31-2011	10.53	0.43	0.28	0.71	(0.54)	—	—	(0.54)	10.70	6.91	0.79	0.76	3.99	994	74
08-31-2010	10.00	0.47	0.56	1.03	(0.50)	—	—	(0.50)	10.53	10.58	0.79	0.76	4.55	837	79
08-31-2009	10.09	0.48	0.03	0.51	(0.53)	(0.07)	—	(0.60)	10.00	5.85	0.83	0.81	5.27	901	73

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

Strategic Equity Allocation Fund
CLASS NAV

08-31-2013	10.21	0.21	1.54	1.75	(0.13)	(0.01)	—	(0.14)	11.82	17.28	0.66	0.50	1.84	4,417	10
08-31-2012[3]	10.00	0.07	0.14	0.21	—	—	—	—	10.21	2.10[4]	0.68[5]	0.51[5]	1.93[5]	3,135	6

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. The inception date for Class NAV Shares is 4-13-12. 4. Not annualized. 5. Annualized.

Total Return Fund
CLASS 1

08-31-2013	14.70	0.22	(0.45)	(0.23)	(0.42)	(0.33)	—	(0.75)	13.72	(1.67)	0.79	0.78	1.56	355	205
08-31-2012[3]	14.11	0.33	0.68	1.01	(0.36)	(0.06)	—	(0.42)	14.70	7.38	0.78	0.78	2.32	410	193
08-31-2011	15.04	0.30	0.03	0.33	(0.56)	(0.70)	—	(1.26)	14.11	2.43	0.78	0.78	2.12	363	417
08-31-2010	14.02	0.28	1.38	1.66	(0.47)	(0.17)	—	(0.64)	15.04	12.22	0.77	0.77	1.99	349	379
08-31-2009	14.11	0.50	1.05	1.55	(0.67)	(0.97)	—	(1.64)	14.02	12.65	0.78	0.78	3.81	234	289

CLASS NAV

08-31-2013	14.65	0.23	(0.44)	(0.21)	(0.43)	(0.33)	—	(0.76)	13.68	(1.56)	0.74	0.73	1.61	2,226	205
08-31-2012[3]	14.07	0.33	0.68	1.01	(0.37)	(0.06)	—	(0.43)	14.65	7.37	0.73	0.73	2.37	2,034	193
08-31-2011	15.00	0.31	0.03	0.34	(0.57)	(0.70)	—	(1.27)	14.07	2.49	0.73	0.73	2.16	1,920	417
08-31-2010	13.99	0.29	1.36	1.65	(0.47)	(0.17)	—	(0.64)	15.00	12.22	0.72	0.72	2.02	1,832	379
08-31-2009	14.08	0.52	1.04	1.56	(0.68)	(0.97)	—	(1.65)	13.99	12.75	0.73	0.73	3.91	1,547	289

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 274%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by less than $0.005, the ratio of net investment income to average net assets by 0.01% and the ratio of expenses to average net assets by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	315

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	paid in	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital	butions ($)	period ($)	(%)[2]	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

U.S. High Yield Bond Fund
CLASS 1

08-31-2013	12.83	0.76	(0.16)	0.60	(0.79)	(0.15)	—	(0.94)	12.49	4.78	0.81	0.81	5.95	92	61
08-31-2012	12.49	0.85	0.57	1.42	(0.90)	(0.18)	—	(1.08)	12.83	12.11	0.82	0.82	6.86	95	38
08-31-2011	12.62	0.91	(0.07)	0.84	(0.97)	—	—	(0.97)	12.49	6.77	0.82	0.82	7.11	67	53
08-31-2010	11.74	0.97	0.91	1.88	(1.00)	—	—	(1.00)	12.62	16.57	0.81	0.81	7.84	52	34
08-31-2009	12.09	1.01	(0.44)	0.57	(0.92)	—	—	(0.92)	11.74	6.40	0.82	0.82	9.59	34	48

CLASS NAV

08-31-2013	12.82	0.77	(0.16)	0.61	(0.80)	(0.15)	—	(0.95)	12.48	4.84	0.76	0.76	6.00	605	61
08-31-2012	12.48	0.86	0.57	1.43	(0.91)	(0.18)	—	(1.09)	12.82	12.18	0.77	0.77	6.91	564	38
08-31-2011	12.62	0.92	(0.08)	0.84	(0.98)	—	—	(0.98)	12.48	6.74	0.77	0.77	7.17	458	53
08-31-2010	11.74	0.97	0.92	1.89	(1.01)	—	—	(1.01)	12.62	16.63	0.76	0.76	7.89	697	34
08-31-2009	12.09	0.99	(0.41)	0.58	(0.93)	—	—	(0.93)	11.74	6.46	0.77	0.77	9.56	743	48

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

Value Fund
CLASS NAV

08-31-2013	10.01	0.09	2.30	2.39	(0.13)	(1.23)	—	(1.36)	11.04	26.46	0.78	0.77	0.88	308	42
08-31-2012	9.37	0.10	1.50	1.60	(0.10)	(0.86)	—	(0.96)	10.01	18.28	0.79	0.79	1.05	145	22
08-31-2011	8.59	0.09	1.35	1.44	(0.07)	(0.59)	—	(0.66)	9.37	16.42	0.80	0.79	0.88	160	41
08-31-2010	7.77	0.09	0.80	0.89	(0.07)	—	—	(0.07)	8.59	11.40	0.80	0.80	1.02	145	60
08-31-2009	9.53	0.08	(1.77)	(1.69)	(0.07)	—	—	(0.07)	7.77	(17.56)	0.87	0.87	1.24	122	59

1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

The accompanying notes are an integral part of the financial statements.	316

John Hancock Funds II

Notes to financial statements

1. ORGANIZATION John Hancock funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), forty-seven of which are presented in this report.

The funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio, The Lifestyle, Retirement Choices and Retirement Living portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, state registration fees, printing and postage and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the funds invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 1 800-344-1029, or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) Web site at sec.gov or at the SEC’s public reference room in Washington, D.C.

Asia Total Return Bond Fund commenced operations on January 16, 2013, Science & Technology Fund commenced operations on February 14, 2013 and Global Equity Fund commenced operations on May 16, 2013.

High Income Fund merged into John Hancock High Yield Fund after the close of business on October 18, 2013. All Cap Value Fund liquidated after the close of business on October 21, 2013.

2. SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the funds are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The funds may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level1includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2013, all investments for All Cap Core Fund, Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio and Small Company Growth Fund, Small Company Value Fund and Value Fund are categorized as Level 1 under the hierarchy described above.

All investments for All Cap Value Fund, Mid Cap Growth Index Fund, Mid Cap Value Index Fund, Real Estate Securities Fund, Redwood Fund and Small Cap Value Fund are categorized as Level 1 under the hierarchy described above, except for repurchase agreements and/or short term discount notes, which are categorized as Level 2.

All investments for Asia Total Return Bond Fund are categorized as Level 2 under the hierarchy described above.

All investments for Real Estate Equity Fund are categorized as Level 1 under the hierarchy described above, except for convertible bonds, which are categorized as Level 2.

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All investments for Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above, except for futures, which are categorized as Level 1.

The following is a summary of the values by input classification of the funds’ investments as of August 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-13	Quoted Price	Inputs	Inputs
Active Bond Fund

U.S. Government & Agency Obligations	$525,624,475	—	$525,624,475	—
Foreign Government Obligations	1,453,116	—	1,453,116	—
Corporate Bonds	717,050,720	—	716,307,263	$743,457
Capital Preferred Securities	14,271,217	—	14,271,217	—
Convertible Bonds	588,381	—	588,381	—
Term Loans	4,431,342	—	4,431,342	—
Municipal Bonds	2,392,795	—	2,392,795	—
Collateralized Mortgage Obligations	338,502,115	—	336,840,625	1,661,490
Asset Backed Securities	68,220,935	—	66,434,392	1,786,543
Common Stocks	13	—	13	—
Preferred Securities	11,510,720	$9,499,128	2,011,592	—
Escrow Certificates	284,200	—	284,200	—
Securities Lending Collateral	4,062,962	4,062,962	—	—
Short-Term Investments	207,859,736	176,039,736	31,820,000	—

Total Investments in Securities	$1,896,252,727	$189,601,826	$1,702,459,411	$4,191,490
Other Financial Instruments:
Futures	$127,788	$127,788	—	—

Alpha Opportunities Fund

Common Stocks
Consumer Discretionary	$252,067,914	$215,865,140	$36,202,774	—
Consumer Staples	71,380,632	50,459,882	20,455,677	$465,073
Energy	115,773,436	97,767,798	18,005,638	—
Financials	178,497,775	161,775,511	16,722,264	—
Health Care	183,731,508	155,712,092	28,019,416	—
Industrials	210,289,614	181,531,620	28,757,994	—
Information Technology	250,182,484	239,258,562	10,923,922	—
Materials	66,379,231	59,898,487	6,480,744	—
Telecommunication Services	8,423,140	8,423,140	—	—
Utilities	14,472,142	14,472,142	—	—
Warrants	1,905,770	—	1,905,770	—
Units	549,096	549,096	—	—
Rights	233	—	233	—
Securities Lending Collateral	114,011,716	114,011,716	—	—
Short-Term Investments	59,400,000	—	59,400,000	—

Total Investments in Securities	$1,527,064,691	$1,299,725,186	$226,874,432	$465,073

Blue Chip Growth Fund

Common Stocks
Consumer Discretionary	$590,678,953	$590,678,953	—	—
Consumer Staples	82,471,805	82,471,805	—	—
Energy	101,732,493	101,732,493	—	—
Financials	176,885,955	176,885,955	—	—
Health Care	312,895,362	312,895,362	—	—
Industrials	302,911,405	302,911,405	—	—
Information Technology	517,852,733	500,812,114	$17,040,619	—
Materials	99,273,151	99,273,151	—	—
Telecommunication Services	43,519,052	39,968,007	3,551,045	—
Securities Lending Collateral	143,244,062	143,244,062	—	—
Short-Term Investments	14,795,497	14,795,497	—	—

Total Investments in Securities	$2,386,260,468	$2,365,668,804	$20,591,664	—

Capital Appreciation Fund

Common Stocks
Consumer Discretionary	$450,238,257	$393,326,318	$56,911,939	—
Consumer Staples	174,521,806	151,890,580	22,631,226	—
Energy	82,890,075	82,890,075	—	—
Financials	48,618,609	48,618,609	—	—
Health Care	347,310,854	347,310,854	—	—
Industrials	175,615,496	164,304,524	11,310,972	—

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			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-13	Quoted Price	Inputs	Inputs
Capital Appreciation Fund (continued)

Information Technology	$559,261,266	$559,261,266	—	—
Materials	44,705,971	44,705,971	—	—
Telecommunication Services	26,125,233	26,125,233	—	—
Securities Lending Collateral	101,413,212	101,413,212	—	—

Total Investments in Securities	$2,010,700,779	$1,919,846,642	$90,854,137	—

Capital Appreciation Value Fund

Common Stocks
Consumer Discretionary	$147,235,267	$147,235,267	—	—
Consumer Staples	153,638,372	126,439,276	$27,199,096	—
Energy	51,391,737	51,391,737	—	—
Financials	204,335,743	204,335,743	—	—
Health Care	161,984,828	161,984,828	—	—
Industrials	155,769,504	155,769,504	—	—
Information Technology	153,131,822	153,131,822	—	—
Telecommunication Services	2,793,498	2,793,498	—	—
Utilities	56,662,102	56,662,102	—	—
Preferred Securities
Financials	9,371,260	9,371,260	—	—
Utilities	1,312,200	1,312,200	—	—
Corporate Bonds
Consumer Discretionary	71,634,878	—	71,634,878	—
Consumer Staples	46,398,107	—	46,398,107	—
Energy	47,607,826	—	47,607,826	—
Financials	28,796,734	—	28,796,734	—
Health Care	31,637,232	—	31,637,232	—
Industrials	36,278,160	—	36,278,160	—
Information Technology	17,500,767	—	17,500,767	—
Materials	2,957,738	—	2,957,738	—
Telecommunication Services	34,202,484	—	34,202,484	—
Utilities	11,280,853	—	11,280,853	—
Convertible Bonds	8,176,000	—	8,176,000	—
Term Loans
Consumer Discretionary	12,692,531	—	12,692,531	—
Consumer Staples	81,241,297	—	81,241,297	—
Energy	1,165,862	—	1,165,862	—
Financials	1,479,417	—	1,479,417	—
Health Care	2,496,364	—	2,496,364	—
Telecommunication Services	52,221,706	—	52,221,706	—
Collateralized Mortgage Obligations	98,059,275	—	98,059,275	—
Asset Backed Securities	13,541,472	—	13,541,472	—
U.S. Government & Agency Obligations	17,493,698	—	17,493,698	—
Securities Lending Collateral	52,055,545	52,055,545	—	—
Short-Term Investments	58,479,044	58,479,044	—	—

Total Investments in Securities	$1,825,023,323	$1,180,961,826	$644,061,497	—
Other Financial Instruments:
Written Options	($5,172,788)	($3,448,782)	($1,724,006)	—

Core Bond Fund

U.S. Government & Agency Obligations	$285,732,820	—	$285,732,820	—
Foreign Government Obligations	8,748,627	—	8,748,627	—
Corporate Bonds	128,763,842	—	128,763,842	—
Municipal Bonds	6,120,360	—	6,120,360	—
Collateralized Mortgage Obligations	64,606,530	—	64,305,748	$300,782
Asset Backed Securities	87,357,912	—	87,357,912	—
Short-Term Investments	17,046,607	$17,046,607	—	—

Total Investments in Securities	$598,376,698	$17,046,607	$581,029,309	$300,782

Equity-Income Fund

Common Stocks
Consumer Discretionary	$148,730,873	$148,730,873	—	—
Consumer Staples	78,018,510	78,018,510	—	—
Energy	232,590,748	229,838,032	$2,752,716	—
Financials	305,939,105	305,939,105	—	—

319

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			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-13	Quoted Price	Inputs	Inputs
Equity-Income Fund (continued)

Health Care	$94,622,313	$94,622,313	—	—
Industrials	218,267,935	218,267,935	—	—
Information Technology	146,357,841	146,357,841	—	—
Materials	75,363,072	75,363,072	—	—
Telecommunication Services	55,736,278	44,741,020	$10,995,258	—
Utilities	83,455,637	83,455,637	—	—
Preferred Securities
Consumer Discretionary	10,359,714	10,359,714	—	—
Financials	850,880	850,880	—	—
Securities Lending Collateral	103,563,436	103,563,436	—	—
Short-Term Investments	93,677,649	93,677,649	—	—

Total Investments in Securities	$1,647,533,991	$1,633,786,017	$13,747,974	—

Fundamental Global Franchise Fund

Common Stocks
Belgium	$18,056,637	—	$18,056,637	—
China	7,809,448	—	7,809,448	—
France	22,166,297	—	22,166,297	—
Germany	26,593,027	—	26,593,027	—
Ireland	11,001,298	—	11,001,298	—
Netherlands	18,646,315	—	18,646,315	—
Switzerland	25,731,407	—	25,731,407	—
United Kingdom	72,081,876	—	72,081,876	—
United States	195,394,773	$195,394,773	—	—
Short-Term Investments	2,744,000	—	2,744,000	—

Total Investments in Securities	$400,225,078	$195,394,773	$204,830,305	—

Fundamental Value Fund

Common Stocks
Consumer Discretionary	$104,721,214	$99,665,182	$5,056,032	—
Consumer Staples	146,683,351	135,471,501	11,211,850	—
Energy	73,083,043	73,083,043	—	—
Financials	353,698,976	319,192,899	34,506,077	—
Health Care	64,430,440	64,430,440	—	—
Industrials	47,992,417	22,545,347	25,447,070	—
Information Technology	105,363,774	105,363,774	—	—
Materials	50,101,902	49,134,097	967,805	—
Telecommunication Services	1,640,037	1,640,037	—	—
Corporate Bonds	143,188	—	143,188	—
Units	361,827	361,827	—	—
Securities Lending Collateral	38,700,265	38,700,265	—	—
Short-Term Investments	7,226,968	—	7,226,968	—

Total Investments in Securities	$994,147,402	$909,588,412	$84,558,990	—

Global Bond Fund

Foreign Government Obligations	$218,572,822	—	$218,572,822	—
Corporate Bonds	153,894,223	—	153,894,223	—
U.S. Government & Agency Obligations	58,722,552	—	58,722,552	—
Term Loans	5,313,196	—	5,313,196	—
Collateralized Mortgage Obligations	87,240,566	—	87,240,566	—
Asset Backed Securities	8,381,986	—	8,381,986	—
Preferred Securities	142,910	$142,910	—	—
Purchased Options	1,258,335	—	1,258,335	—
Escrow Shares	2,004,750	—	2,004,750	—
Short-Term Investments	74,308,077	—	74,308,077	—

Total Investments in Securities	$609,839,417	$142,910	$609,696,507	—
Sale Commitments Outstanding	($5,425,086)	—	($5,425,086)	—
Other Financial Instruments:
Futures	($980,506)	($980,506)	—	—
Forward Foreign Currency Contracts	$4,776,376	—	$4,776,376	—
Written Options	($2,148,987)	—	($2,143,851)	($5,136)
Interest Rate Swaps	($642,699)	—	($642,699)	—
Credit Default Swaps	$145,920	—	$145,920	—

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			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-13	Quoted Price	Inputs	Inputs
Global Equity Fund

Common Stocks
Australia	$4,845,488	—	$4,845,488	—
Bermuda	3,382,442	—	3,382,442	—
France	18,201,292	—	18,201,292	—
Germany	4,942,330	—	4,942,330	—
Hong Kong	6,126,077	—	6,126,077	—
Ireland	11,863,033	$8,530,824	3,332,209	—
Japan	12,957,419	—	12,957,419	—
Luxembourg	10,280,158	—	10,280,158	—
Netherlands	10,009,168	—	10,009,168	—
Norway	3,568,272	—	3,568,272	—
Singapore	3,908,209	—	3,908,209	—
Switzerland	19,480,989	3,189,516	16,291,473	—
United Kingdom	48,094,222	4,237,168	43,857,054	—
United States	161,978,122	161,978,122	—	—
Short-Term Investments	9,756,028	9,756,028	—	—

Total Investments in Securities	$329,393,249	$187,691,658	$141,701,591	—

Global Real Estate Fund

Common Stocks
Australia	$20,360,630	—	$20,360,624	$6
Austria	469,410	—	469,410	—
Canada	10,825,466	$10,825,466	—	—
China	1,351,187	—	1,351,187	—
France	11,095,008	—	11,095,008	—
Germany	5,433,093	—	5,433,093	—
Guernsey, Channel Islands	146,507	—	146,507	—
Hong Kong	26,964,134	—	26,964,134	—
Japan	42,451,334	—	42,451,334	—
Jersey, Channel Islands	1,420,528	—	1,420,528	—
Netherlands	745,010	—	745,010	—
Norway	1,450,775	—	1,450,775	—
Singapore	11,816,808	—	11,816,808	—
Sweden	2,910,553	—	2,910,553	—
Switzerland	2,103,494	—	2,103,494	—
United Kingdom	14,817,492	—	14,817,492	—
United States	135,888,412	135,888,412	—	—
Securities Lending Collateral	2,725,578	2,725,578	—	—
Short-Term Investments	2,327,000	—	2,327,000	—

Total Investments in Securities	$295,302,419	$149,439,456	$145,862,957	$6

Health Sciences Fund

Common Stocks
Consumer Staples	$1,462,351	$745,290	$717,061	—
Financials	614,274	614,274	—	—
Health Care	515,420,397	489,287,606	26,048,171	$84,620
Industrials	4,831,548	4,831,548	—	—
Information Technology	5,309,537	5,309,537	—	—
Materials	1,037,634	1,037,634	—	—
Preferred Securities
Health Care	311,272	—	—	311,272
Information Technology	357,884	—	—	357,884
Convertible Bonds	248,313	—	248,313	—
Rights	10,730	10,730	—	—
Short-Term Investments	6,954,112	6,954,112	—	—

Total Investments in Securities	$536,558,052	$508,790,731	$27,013,545	$753,776
Other Financial Instruments:
Written Options	($1,145,641)	($1,145,641)	—	—

High Income Fund

Corporate Bonds	$426,430,225	—	$415,357,760	$11,072,465
Foreign Government Obligations	4,261,019	—	4,261,019	—
Capital Preferred Securities	3,144,960	—	3,144,960	—

321

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			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-13	Quoted Price	Inputs	Inputs
High Income Fund (continued)

Convertible Bonds	$7,637,005	—	$7,596,955	$40,050
Term Loans	44,397,196	—	44,397,196	—
Collateralized Mortgage Obligations	1,187,008	—	403,441	783,567
Asset Backed Securities	4,611,110	—	4,611,110	—
Common Stocks	8,853,887	$5,427,298	701,610	2,724,979
Preferred Securities	43,799,745	41,118,156	1,880,664	800,925
Escrow Certificates	64,626	—	64,626	—
Warrants	29,725	—	29,725	—
Investment Companies	358,050	358,050	—	—
Short-Term Investments	10,776,000	—	10,776,000	—

Total Investments in Securities	$555,550,556	$46,903,504	$493,225,066	$15,421,986
Other Financial Instruments:
Forward Foreign Currency Contracts	$31,758	—	$31,758	—

High Yield Fund

Foreign Government Obligations	$17,162,404	—	$17,162,404	—
Corporate Bonds	987,446,403	—	984,961,650	$2,484,753
Capital Preferred Securities	3,794,151	—	3,794,151	—
Convertible Bonds	1,173,673	—	1,173,673	—
Term Loans	19,043,325	—	19,043,325	—
Common Stocks	24,355,761	$11,925,718	—	12,430,043
Preferred Securities	17,729,988	14,849,868	2,880,120	—
Escrow Certificates	94,500	—	94,500	—
Warrants	1,012,995	—	1,012,995	—
Securities Lending Collateral	16,735,898	16,735,898	—	—
Short-Term Investments	554,000	—	554,000	—

Total Investments in Securities	$1,089,103,098	$43,511,484	$1,030,676,818	$14,914,796
Other Financial Instruments:
Futures	($25,257)	($25,257)	—	—
Forward Foreign Currency Contracts	$112,293	—	$112,293	—

International Growth Opportunities Fund

Common Stocks
Argentina	$5,222,360	$5,222,360	—	—
Australia	18,888,933	—	$18,888,933	—
Brazil	17,275,517	17,275,517	—	—
Chile	1,552,009	1,552,009	—	—
China	77,910,954	42,060,061	35,850,893	—
Denmark	18,527,964	—	18,527,964	—
France	34,586,418	—	34,586,418	—
Germany	15,394,213	—	15,394,213	—
Hong Kong	23,456,773	—	23,456,773	—
Ireland	3,172,150	—	3,172,150	—
Italy	26,321,365	—	26,321,365	—
Japan	62,984,758	—	62,984,758	—
Norway	5,476,694	—	5,476,694	—
Peru	8,157,391	8,157,391	—	—
Portugal	4,744,340	—	4,744,340	—
Russia	2,597,590	—	2,597,590	—
Singapore	2,347,572	—	2,347,572	—
South Africa	1,263,441	—	1,263,441	—
South Korea	20,278,692	—	20,278,692	—
Spain	46,358,241	—	46,358,241	—
Sweden	55,557,215	—	55,557,215	—
Switzerland	44,768,619	—	44,768,619	—
Taiwan	4,629,495	—	4,629,495	—
Turkey	10,994,867	—	10,994,867	—
United Kingdom	89,901,860	—	89,901,860	—
Preferred Securities	6,620,709	—	6,620,709	—
Short-Term Investments	5,737,990	5,737,990	—	—

Total Investments in Securities	$614,728,130	$80,005,328	$534,722,802	—

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			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-13	Quoted Price	Inputs	Inputs
International Growth Stock Fund

Common Stocks
Australia	$17,325,566	—	$17,325,566	—
Belgium	9,684,392	—	9,684,392	—
Brazil	16,532,255	$16,532,255	—	—
Canada	50,202,784	50,202,784	—	—
China	32,175,466	15,361,377	16,814,089	—
Denmark	5,489,404	—	5,489,404	—
France	24,693,113	—	24,693,113	—
Germany	47,950,128	—	47,950,128	—
Hong Kong	29,210,329	—	29,210,329	—
Ireland	7,022,083	—	7,022,083	—
Israel	10,092,755	10,092,755	—	—
Japan	34,411,019	—	34,411,019	—
Mexico	14,137,753	14,137,753	—	—
Netherlands	15,971,768	—	15,971,768	—
Singapore	21,660,565	8,758,291	12,902,274	—
South Korea	22,166,144	—	22,166,144	—
Spain	9,613,321	—	9,613,321	—
Sweden	22,937,723	—	22,937,723	—
Switzerland	60,497,753	—	60,497,753	—
Taiwan	6,152,748	—	6,152,748	—
Turkey	5,740,767	—	5,740,767	—
United Kingdom	106,688,924	—	106,688,924	—
Preferred Securities	6,991,088	—	6,991,088	—
Short-Term Investments	48,913,856	48,913,856	—	—

Total Investments in Securities	$626,261,704	$163,999,071	$462,262,633	—

International Small Cap Fund

Common Stocks
Australia	$2,519,255	—	$2,519,255	—
Austria	6,903,775	—	6,903,775	—
Bahamas	8,458,853	$8,458,853	—	—
Belgium	7,137,033	—	7,137,033	—
Brazil	7,001,669	7,001,669	—	—
Canada	54,208,830	54,208,830	—	—
China	25,168,596	—	25,168,596	—
Finland	23,913,287	—	23,913,287	—
France	11,148,880	—	11,148,880	—
Germany	28,721,277	—	28,721,277	—
Greece	3,900,938	—	3,900,938	—
Hong Kong	41,713,177	—	41,713,177	—
India	1,497,635	—	1,497,635	—
Ireland	2,737,931	—	2,737,931	—
Italy	10,314,075	—	10,314,075	—
Japan	81,312,375	—	81,312,375	—
Liechtenstein	2,015,985	—	2,015,985	—
Luxembourg	4,363,267	—	4,363,267	—
Netherlands	37,476,860	—	37,476,860	—
Norway	9,508,411	—	9,508,411	—
Singapore	1,724,281	—	—	$1,724,281
South Korea	52,890,842	—	52,890,842	—
Spain	15,317,938	—	15,317,938	—
Sweden	2,554,575	—	2,554,575	—
Switzerland	25,149,660	5,692,955	19,456,705	—
Taiwan	33,915,961	—	33,915,961	—
Thailand	7,853,103	—	7,853,103	—
Turkey	1,225,313	—	1,225,313	—
United Kingdom	50,895,632	—	50,895,632	—
Rights	191,348	191,348	—	—
Preferred Securities	5,244,392	—	5,244,392	—
Investment Companies	15,424,680	15,424,680	—	—
Securities Lending Collateral	43,798,850	43,798,850	—	—
Short-Term Investments	33,000,000	—	33,000,000	—

Total Investments in Securities	$659,208,684	$134,777,185	$522,707,218	$1,724,281

323

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-13	Quoted Price	Inputs	Inputs
International Value Fund

Common Stocks
Australia	$1,311,722	—	$1,311,722	—
Belgium	3,603,902	—	3,603,902	—
Brazil	8,767,770	$8,767,770	—	—
Canada	105,203,221	105,203,221	—	—
China	68,066,267	6,928,796	61,137,471	—
Denmark	8,077,532	—	8,077,532	—
France	245,443,948	—	245,443,948	—
Germany	83,011,297	—	83,011,297	—
Hong Kong	42,023,268	—	42,023,268	—
India	7,474,602	—	7,474,602	—
Ireland	11,481,385	—	11,481,385	—
Italy	27,255,246	—	27,255,246	—
Japan	103,038,730	—	103,038,730	—
Netherlands	162,979,802	—	162,979,802	—
Norway	37,266,045	—	37,266,045	—
Singapore	22,945,965	22,945,965	—	—
South Korea	159,035,941	36,090,370	122,945,571	—
Spain	20,810,462	—	20,810,462	—
Sweden	17,643,874	—	17,643,874	—
Switzerland	148,154,970	16,436,076	131,718,894	—
Taiwan	13,478,068	—	13,478,068	—
United Kingdom	294,212,993	—	294,212,993	—
United States	19,476,986	19,476,986	—	—
Securities Lending Collateral	27,431,906	27,431,906	—	—
Short-Term Investments	93,000,000	—	93,000,000	—

Total Investments in Securities	$1,731,195,902	$243,281,090	$1,487,914,812	—

Investment Quality Bond Fund

U.S. Government & Agency Obligations	$177,221,535	—	$177,221,535	—
Foreign Government Obligations	2,815,490	—	2,815,490	—
Corporate Bonds	216,597,209	—	216,597,209	—
Capital Preferred Securities	347,200	—	347,200	—
Convertible Bonds	108,988	—	108,988	—
Municipal Bonds	10,161,300	—	10,161,300	—
Collateralized Mortgage Obligations	27,415,229	—	27,415,229	—
Asset Backed Securities	10,461,227	—	10,461,227	—
Preferred Securities	1,168,750	$1,168,750	—	—
Securities Lending Collateral	56,107	56,107	—	—
Short-Term Investments	21,900,000	—	21,900,000	—

Total Investments in Securities	$468,253,035	$1,224,857	$467,028,178	—
Other Financial Instruments:
Futures	$11,138	$11,138	—	—
Forward Foreign Currency Contracts	($18,147)	—	($18,147)	—
Interest Rate Swaps	($265,229)	—	($265,229)	—
Credit Default Swaps	$1,240,321	—	$1,240,321	—

Mid Cap Stock Fund

Common Stocks
Consumer Discretionary	$340,155,853	$328,013,336	$12,142,517	—
Consumer Staples	87,451,676	87,451,676	—	—
Energy	57,567,627	57,567,627	—	—
Financials	75,093,537	75,093,537	—	—
Health Care	206,036,438	196,946,054	9,090,384	—
Industrials	212,853,813	203,881,038	8,972,775	—
Information Technology	415,836,170	415,836,170	—	—
Materials	29,669,942	29,669,942	—	—
Units	3,350,488	3,350,488	—	—
Securities Lending Collateral	235,059,386	235,059,386	—	—
Short-Term Investments	182,700,000	—	182,700,000	—

Total Investments in Securities	$1,845,774,930	$1,632,869,254	$212,905,676	—

324

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-13	Quoted Price	Inputs	Inputs
Mid Value Fund

Common Stocks
Consumer Discretionary	$69,834,891	$68,080,874	$1,754,017	—
Consumer Staples	77,980,853	77,980,853	—	—
Energy	72,016,799	72,016,799	—	—
Financials	190,967,437	190,444,304	523,133	—
Health Care	63,494,418	63,494,418	—	—
Industrials	67,940,619	67,940,619	—	—
Information Technology	53,949,620	53,949,620	—	—
Materials	65,056,154	63,003,850	2,052,304	—
Telecommunication Services	6,981,812	6,981,812	—	—
Utilities	65,728,609	65,728,609	—	—
Preferred Securities	284,513	284,513	—	—
Convertible Bonds
Financials	763,620	—	763,620	—
Materials	2,440,359	—	2,440,359	—
Securities Lending Collateral	50,686,702	50,686,702	—	—
Short-Term Investments	102,429,346	102,429,346	—	—

Total Investments in Securities	$890,555,752	$883,022,319	$7,533,433	—

Mutual Shares Fund

Common Stocks
Consumer Discretionary	$31,010,031	$22,107,081	$8,902,950	—
Consumer Staples	47,982,133	36,676,723	11,305,410	—
Energy	43,619,997	31,441,256	12,178,741	—
Financials	70,439,811	51,991,405	18,448,406	—
Health Care	41,912,381	41,912,381	—	—
Industrials	15,615,962	8,897,898	6,718,064	—
Information Technology	45,577,160	42,606,842	2,970,318	—
Materials	18,715,725	13,928,019	4,787,706	—
Telecommunication Services	7,520,966	—	7,520,966	—
Utilities	8,881,324	6,996,114	1,885,210	—
Corporate Bonds
Consumer Discretionary	646,800	—	646,800	—
Energy	424,710	—	424,710	—
Industrials	2,951,679	—	2,951,679	—
Information Technology	2,087,948	—	2,087,948	—
Telecommunication Services	370,259	—	370,259	—
Utilities	2,577,044	—	2,577,044	—
Term Loans
Consumer Discretionary	5,329,173	—	5,329,173	—
Information Technology	1,764,460	—	1,764,460	—
Utilities	4,731,566	—	4,731,566	—
Rights	92	—	92	—
Securities Lending Collateral	7,064,836	7,064,836	—	—
Short-Term Investments	21,998,319	—	21,998,319	—

Total Investments in Securities	$381,222,376	$263,622,555	$117,599,821	—
Sale Commitments Outstanding	($1,774)	($1,774)	—	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($254,248)	—	($254,248)	—

Real Return Bond Fund

U.S. Government & Agency Obligations	$499,551,428	—	$499,551,428	—
Foreign Government Obligations	20,036,914	—	20,036,914	—
Corporate Bonds	7,221,170	—	7,221,170	—
Municipal Bonds	507,558	—	507,558	—
Collateralized Mortgage Obligations	18,772,317	—	18,772,317	—
Asset Backed Securities	16,840,160	—	16,840,160	—
Purchased Options	200,132	—	200,132	—
Short-Term Investments	1,658,825	—	1,658,825	—

Total Investments in Securities	$564,788,504	—	$564,788,504	—
Other Financial Instruments:
Futures	($755,986)	($755,986)	—	—

325

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-13	Quoted Price	Inputs	Inputs
Real Return Bond Fund (continued)

Forward Foreign Currency Contracts	($153,447)	—	($153,447)	—
Written Options	($1,630,467)	—	($1,594,806)	($35,661)
Inflation Swaps	($622,773)	—	($622,773)	—
Interest Rate Swaps	($436,681)	—	($436,681)	—
Credit Default Swaps	($74,621)	—	($74,621)	—

Science & Technology Fund

Common Stocks
Consumer Discretionary	$91,214,388	$86,888,025	$4,326,363	—
Consumer Staples	385,012	—	—	$385,012
Health Care	8,347,168	8,347,168	—	—
Industrials	5,376,096	5,376,096	—	—
Information Technology	700,716,853	675,165,082	25,551,771	—
Materials	2,456,346	905,972	1,550,374	—
Telecommunication Services	3,163,375	—	3,163,375	—
Investment Companies	1,350,715	1,350,715	—	—
Securities Lending Collateral	49,118,846	49,118,846	—	—
Short-Term Investments	54,471,265	43,782,265	10,689,000	—

Total Investments in Securities	$916,600,064	$870,934,169	$45,280,883	$385,012

Small Cap Growth Fund

Common Stocks
Consumer Discretionary	$35,008,435	$35,008,435	—	—
Consumer Staples	6,804,235	6,804,235	—	—
Energy	10,367,801	10,367,801	—	—
Financials	5,233,161	5,233,161	—	—
Health Care	28,971,375	28,971,375	—	—
Industrials	44,942,890	44,942,890	—	—
Information Technology	61,085,639	61,085,639	—	—
Materials	7,382,120	7,382,120	—	—
Preferred Securities	860,529	—	—	$860,529
Securities Lending Collateral	23,493,023	23,493,023	—	—
Short-Term Investments	57,100,000	—	$57,100,000	—

Total Investments in Securities	$281,249,208	$223,288,679	$57,100,000	$860,529

Small Cap Opportunities Fund

Common Stocks
Consumer Discretionary	$28,334,320	$28,334,320	—	—
Consumer Staples	5,875,942	5,875,942	—	—
Energy	15,277,134	15,277,134	—	—
Financials	41,601,811	41,601,458	—	$353
Health Care	17,515,847	17,510,225	—	5,622
Industrials	29,894,813	29,864,567	—	30,246
Information Technology	27,681,943	27,681,943	—	—
Materials	11,401,850	11,401,850	—	—
Telecommunication Services	1,023,786	1,023,786	—	—
Utilities	1,256,492	1,256,492	—	—
Rights	6,571	6,571	—	—
Securities Lending Collateral	25,091,184	25,091,184	—	—
Short-Term Investments	2,467,495	2,467,495	—	—

Total Investments in Securities	$207,429,188	$207,392,967	—	$36,221

Spectrum Income Fund

U.S. Government & Agency Obligations	$233,507,567	—	$233,507,567	—
Foreign Government Obligations	141,614,006	—	141,614,006	—
Corporate Bonds	404,444,156	—	404,444,156	—
Capital Preferred Securities	1,036,034	—	1,036,034	—
Municipal Bonds	13,795,707	—	13,795,707	—
Term Loans	15,277,091	—	15,277,091	—
Collateralized Mortgage Obligations	27,595,117	—	27,595,117	—
Asset Backed Securities	22,761,151	—	22,761,151	—
Common Stocks	138,238,122	$136,686,300	1,551,822	—
Preferred Securities	2,698,771	1,766,005	932,766	—

326

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-13	Quoted Price	Inputs	Inputs
Spectrum Income Fund (continued)

Securities Lending Collateral	$4,266,719	$4,266,719	—	—
Short-Term Investments	18,201,768	17,786,777	$414,991	—

Total Investments in Securities	$1,023,436,209	$160,505,801	$862,930,408	—
Other Financial Instruments:
Futures	($110,501)	($110,501)	—	—
Forward Foreign Currency Contracts	$186,078	—	$186,078	—
Credit Default Swaps	$15,469	—	$15,469	—

Strategic Equity Allocation Fund

Common Stocks
Consumer Discretionary	$511,264,999	$398,596,673	$112,668,326	—
Consumer Staples	388,616,464	291,127,669	97,488,795	—
Energy	396,713,530	317,653,416	79,060,114	—
Financials	809,324,512	565,591,704	243,732,744	$64
Health Care	481,238,503	398,019,910	83,218,593	—
Industrials	474,643,145	359,247,726	115,271,527	123,892
Information Technology	638,466,824	564,239,213	74,227,611	—
Materials	208,481,642	130,561,040	77,840,142	80,460
Telecommunication Services	134,557,525	76,637,887	57,919,638	—
Utilities	146,327,711	108,574,685	37,753,026	—
Preferred Securities
Consumer Discretionary	4,925,584	166,032	4,759,552	—
Consumer Staples	3,342,581	1,871,820	1,470,761	—
Energy	1,911,691	1,911,691	—	—
Financials	4,266,407	4,266,407	—	—
Industrials	79,593	79,593	—	—
Information Technology	1,473,551	—	1,473,551	—
Materials	2,806,443	2,722,072	84,371	—
Telecommunication Services	442,873	442,873	—	—
Utilities	645,658	555,352	90,306	—
Rights	21,578	5,890	15,688	—
Warrants	1,432	1,432	—	—
Securities Lending Collateral	214,152,109	214,152,109	—	—
Short-Term Investments	177,238,000	—	177,238,000	—

Total Investments in Securities	$4,600,942,355	$3,436,425,194	$1,164,312,745	$204,416
Other Financial Instruments:
Futures	$1,062,702	$1,062,702	—	—

Total Return Fund

U.S. Government & Agency Obligations	$1,999,175,373	—	$1,999,175,373	—
Foreign Government Obligations	53,917,122	—	53,917,122	—
Corporate Bonds	312,944,549	—	312,944,549	—
Term Loans	2,495,376	—	2,495,376	—
Municipal Bonds	146,144,728	—	146,144,728	—
Collateralized Mortgage Obligations	211,322,734	—	211,322,734	—
Asset Backed Securities	23,511,452	—	23,511,452	—
Preferred Securities	39,584,450	$39,584,450	—	—
Short-Term Investments	570,880,087	—	570,880,087	—

Total Investments in Securities	$3,359,975,871	$39,584,450	$3,320,391,421	—
Sale Commitments Outstanding	($16,094,570)	—	($16,094,570)	—
Other Financial Instruments:
Futures	($3,234,347)	($3,234,347)	—	—
Forward Foreign Currency Contracts	$1,758,704	—	$1,758,704	—
Written Options	($5,910,667)	—	($5,884,136)	($26,531)
Interest Rate Swaps	$28,065,166	—	$28,065,166	—
Credit Default Swaps	$37,276	—	$37,276	—

U.S. High Yield Bond Fund

Corporate Bonds	$594,886,776	—	$594,886,776	—
Capital Preferred Securities	1,702,750	—	1,702,750	—
Convertible Bonds	190,550	—	190,550	—
Term Loans	81,211,527	—	81,211,527	—

327

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-13	Quoted Price	Inputs	Inputs
U.S. High Yield Bond Fund (continued)

Common Stocks	$33,750	—	$33,750	—
Preferred Securities	1,577,787	$1,539,807	—	$37,980
Securities Lending Collateral	5,202,489	5,202,489	—	—
Short-Term Investments	6,827,123	6,827,123	—	—

Total Investments in Securities	$691,632,752	$13,569,419	$678,025,353	$37,980

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

High Income Fund

			Collateralized
	Corporate	Convertible	Mortgage	Common	Preferred
	Bonds	Bonds	Obligations	Stocks	Securities	Totals
Balance as of 8-31-12	$10,701,634	—	$641,869	$3,053,941	$11,924,037	$26,321,481
Realized gain (loss)	269,032	—	—	(162,448)	(1,583,117)	(1,476,533)
Change in unrealized appreciation (depreciation)	1,160,948	($12,562)	274,551	1,069,108	4,823,180	7,315,225
Purchases	—	—	4,011	—	800,925	804,936
Sales	(1,059,149)	—	(136,864)	(710,460)	(15,164,100)	(17,070,573)
Transfers into Level 3	—	52,612	—	—	—	52,612
Transfers out of Level 3	—	—	—	(525,162)	—	(525,162)
Balance as of 8-31-13	$11,072,465	$40,050	$783,567	$2,724,979	$800,925	$15,421,986
Change in unrealized at period end*	$1,160,948	($12,562)	$274,551	$595,873	—	$2,018,810

High Yield Fund

	Foreign
	Government	Corporate	Common	Preferred
	Obligations	Bonds	Stocks	Securities	Warrants	Totals
Balance as of 8-31-12	$88,450	$2,046,154	$10,717,582	$954,855	$151,410	$13,958,451
Realized gain (loss)	—	(2,195,271)	—	311,630	—	(1,883,641)
Change in unrealized appreciation (depreciation)	—	2,079,036	1,712,461	(108,603)	—	3,682,894
Purchases	—	232,965	—	—	—	232,965
Sales	—	(842,931)	—	(1,157,882)	—	(2,000,813)
Transfers into Level 3	—	1,164,800	—	—	—	1,164,800
Transfers out of Level 3	(88,450)	—	—	—	(151,410)	(239,860)
Balance as of 8-31-13	—	$2,484,753	$12,430,043	—	—	$14,914,796
Change in unrealized at period end*	—	($116,014)	$1,712,461	—	—	$1,596,447

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the table below:

		Valuation	Unobservable
High Income	Fair Value at 8-31-13	Technique	Inputs	Input/ Range

Corporate Bonds	$10,524,744	Market Approach	Offered quotes	$98.00 – $126.91
				(weighted average $123.50)
	547,721	Discounted Cash Flows	Market comparable company bond price	$37.25
			Comparability adjustment	15%

	$11,072,465
Convertible Bonds	$40,050	Market Approach	Market comparable company bond price	$89.00
Collateralized Mortgage Obligations	$783,567	Market Approach	Offered quotes	$0.85 – $1.00
				(weighted average $0.86)
Common Stocks	$2,724,979	Market Approach	Book value multiple	$9.76
			Discount for lack of marketability	10%
Preferred Securities	$800,925	Market Approach	Offered quotes	$968.47

Increases/decreases in offered quotes, market comparable company bond prices, or book value multiples may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability, comparability adjustments may result in increases/decreases in security valuation.

328

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

		Valuation	Unobservable
High Yield	Fair Value at 8-31-13	Technique	Inputs	Input/ Range

Corporate Bonds	$2,452,903	Market Approach	Yield spreads	756 bps
	31,850	Market Approach	Offered quotes	$1.75

	$2,484,753
Common Stocks	$327,015	Market Approach	Aged transaction	$2.00
	12,103,028	Market Approach	EBITDA multiple	6.52x – 8.70x
			Discount for lack of marketability	(weighted average 7.20x)
				10%

	$12,430,043

Increases/decreases in aged transactions, offered quotes, depreciation and amortization (“EBITDA”) multiples or yield spreads may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in increases/decreases in security valuation.

Repurchase agreements. The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the funds’ custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the funds.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by a fund for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

When-issued/delayed delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date. As a result, the Total Return Fund has received the following amount of cash collateral from certain counterparties to these transactions which is recorded as a Payable for collateral held by the fund:

Total Return Fund
Broker	Collateral Received

Citigroup	$780,000
Morgan Stanley & Company Inc.	726,000

$1,506,000

Sale-Buybacks. Certain funds may enter into financing transactions referred to as sale-buybacks and are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the fund is reflected as a liability on the Statements of Assets and Liabilities. The fund will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the fund would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by the fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, the fund may receive a fee for use of the security by the counterparty, which may result in income to the fund. The average borrowings by the fund and the weighted average interest rate for the year ended August 31, 2013 and the exposure to the counterparties at August 31, 2013 were as follows:

		Weighted Average
Fund	Average Borrowing	Interest Rate

Global Bond Fund	$23,880,600	0.301%
Real Return Bond Fund	69,721,264	0.234%
Total Return Fund	28,338,399	(0.001)%

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		Payable for	Market Value
Global Bond Fund	Counterparty	Funds Borrowed	of Securities	Net Exposure

	BNP Paribas SA	($16,981,742)	$16,855,214	($126,528)
	Barclays Capital, Inc.	(1,170,468)	1,168,172	(2,296)

	Totals	($18,152,210)	$18,023,386	($128,824)

Term loans (Floating rate loans). Certain funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

At August 31, 2013, Global Bond Fund, High Income Fund and High Yield Fund had $4,179,000, $7,744,645 and $8,940,000, respectively, in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends on foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when a fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on a fund’s understanding of the tax rules and rates that exist in the foreign markets in which they invest. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.

Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The funds may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their collateral in JHCIT, an affiliate of the funds, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the respective fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds may receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statements of Operations.

Obligations to repay collateral received by the funds is shown on the Statements of Assets and Liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Funds investing in a single country or in a limited geographical area tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries in which the funds invest. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover their initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the funds may not receive all or part of their principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The funds may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the funds and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of Operations. Prior to March 27, 2013, the funds participated in a $200 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. During the year ended August 31, 2013, the funds had no significant borrowings under either line of credit. Commitment fees for the year ended August 31, 2013 were as follows:

Fund	Amount

Active Bond Fund	$848
All Cap Core Fund	579
All Cap Value Fund	617
Alpha Opportunities Fund	821
Asia Total Return Bond Fund	341
Blue Chip Growth Fund	1,094
Capital Appreciation Fund	986
Capital Appreciation Value Fund	817
Core Bond Fund	591
Core Diversified Growth & Income Fund	415
Core Fundamental Holdings Fund	409
Core Global Diversification Fund	415
Equity-Income Fund	887
Fundamental Global Franchise Fund	462
Fundamental Value Fund	777
Global Bond Fund	632
Global Real Estate Fund	536
Health Sciences Fund	455
High Income Fund	547
High Yield Fund	706
International Growth Opportunities Fund	540
International Growth Stock Fund	535
International Small Cap Fund	533

Fund	Amount

International Value Fund	$826
Investment Quality Bond Fund	542
Mid Cap Growth Index Fund	420
Mid Cap Stock Fund	713
Mid Cap Value Index Fund	421
Mid Value Fund	580
Mutual Shares Fund	518
Real Estate Equity Fund	476
Real Estate Securities Fund	562
Real Return Bond Fund	605
Redwood Fund	448
Science & Technology Fund	358
Short Term Government Income Fund	461
Small Cap Growth Fund	453
Small Cap Opportunities Fund	459
Small Cap Value Fund	449
Small Company Growth Fund	442
Small Company Value Fund	517
Spectrum Income Fund	706
Strategic Equity Allocation Fund	1,554
Total Return Fund	1,137
U.S. High Yield Bond Fund	601
Value Fund	455

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each of the funds intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, certain funds have capital loss carryforwards available to offset future net realized capital gains as of August 31, 2013. Availability of a certain amount of the loss carryforwards, which were acquired in a merger, may be limited in a given year. The following table details the capital loss carryforwards available as of August 31, 2013:

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

		Capital Loss Carryforwards
		Expiring at August 31		No Expiration Date

Fund	2017	2018	2019	Short Term	Long Term

All Cap Core Fund	—	$44,430,919	—	—	—
Fundamental Value Fund	—	185,026,307	$112,536	—	—
Global Bond Fund	$6,575,057	—	—	—	—
Global Real Estate Fund	—	173,597,702	—	—	—
High Income Fund	6,152,875	2,712,429	26,790,616	—	$22,307,775
High Yield Fund	50,377,668	229,714,878	—	—	—
International Growth Stock Fund	—	—	—	$4,615,616	8,546,677
International Small Cap Fund	—	66,691,487	—	—	—
International Value Fund	—	170,584,907	—	—	16,815,039
Real Estate Equity Fund	—	1,293,068	—	—	—
Short Term Government Income Fund	—	—	—	1,410,284	1,237,348

As of August 31, 2013, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on August 31, 2013, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

Active Bond Fund	$1,886,918,915	$47,299,387	($37,965,575)	$9,333,812
All Cap Core Fund	548,555,968	69,725,136	(8,945,332)	60,779,804
All Cap Value Fund	648,182,983	132,969,690	(6,399,429)	126,570,261
Alpha Opportunities Fund	1,386,207,821	168,572,572	(27,715,702)	140,856,870
Asia Total Return Bond Fund	423,361,409	379,029	(43,831,481)	(43,452,452)
Blue Chip Growth Fund	1,409,821,566	978,081,861	(1,642,959)	976,438,902
Capital Appreciation Fund	1,325,185,573	687,530,688	(2,015,482)	685,515,206
Capital Appreciation Value Fund	1,608,970,377	223,116,381	(7,063,435)	216,052,946
Core Bond Fund	611,739,763	2,396,146	(15,759,211)	(13,363,065)
Core Diversified Growth & Income Fund	32,742,166	6,808,092	(311,709)	6,496,383
Core Fundamental Holdings Fund	13,827,854	2,643,061	(167,428)	2,475,633
Core Global Diversification Fund	32,514,754	3,861,082	(339,271)	3,521,811
Equity-Income Fund	1,323,091,956	350,150,349	(25,708,314)	324,442,035
Fundamental Global Franchise Fund	346,460,918	55,982,724	(2,218,564)	53,764,160
Fundamental Value Fund	617,551,693	380,805,383	(4,209,674)	376,595,709
Global Bond Fund	632,053,613	8,435,710	(30,649,906)	(22,214,196)
Global Equity Fund	326,589,504	9,253,656	(6,449,911)	2,803,745
Global Real Estate Fund	277,653,854	26,850,924	(9,202,359)	17,648,565
Health Sciences Fund	363,428,408	177,997,009	(4,867,365)	173,129,644
High Income Fund	553,564,886	23,739,626	(21,753,956)	1,985,670
High Yield Fund	1,092,802,628	34,355,663	(38,055,193)	(3,699,530)
International Growth Opportunities Fund	519,276,846	113,955,343	(18,504,059)	95,451,284
International Growth Stock Fund	550,573,388	89,642,045	(13,953,729)	75,688,316
International Small Cap Fund	575,308,663	112,511,317	(28,611,296)	83,900,021
International Value Fund	1,582,413,138	251,333,887	(102,551,123)	148,782,764
Investment Quality Bond Fund	471,156,083	8,420,139	(11,323,187)	(2,903,048)
Mid Cap Growth Index Fund	41,896,769	13,259,112	(678,055)	12,581,057
Mid Cap Stock Fund	1,636,176,866	230,719,429	(21,121,365)	209,598,064
Mid Cap Value Index	41,911,186	9,231,545	(1,048,339)	8,183,206
Mid Value Fund	753,123,733	150,489,110	(13,057,091)	137,432,019
Mutual Shares Fund	310,913,172	76,997,644	(6,688,440)	70,309,204
Real Estate Equity Fund	156,699,060	57,182,519	(460,604)	56,721,915
Real Estate Securities Fund	467,326,953	58,558,417	(17,402,975)	41,155,442
Real Return Bond Fund	595,465,747	4,186,069	(34,863,312)	(30,677,243)
Redwood Fund	488,639,388	56,481,470	(10,528,158)	45,953,312
Science & Technology Fund	869,946,630	61,864,743	(15,211,309)	46,653,434
Short Term Government Income Fund	229,485,834	465,513	(4,048,847)	(3,583,334)
Small Cap Growth Fund	248,540,724	34,931,678	(2,223,194)	32,708,484
Small Cap Opportunities Fund	151,789,736	60,683,563	(5,044,111)	55,639,452
Small Cap Value Fund	102,725,851	48,321,227	(352,658)	47,968,569
Small Company Growth Fund	197,076,014	43,916,232	(1,582,225)	42,334,007
Small Company Value Fund	252,297,393	139,621,952	(9,047,157)	130,574,795
Spectrum Income Fund	1,014,294,359	43,791,953	(34,650,103)	9,141,850
Strategic Equity Allocation Fund	4,060,409,011	651,639,678	(111,106,334)	540,533,344
Total Return Fund	3,407,647,560	26,817,044	(74,488,733)	(47,671,689)
U.S. High Yield Bond Fund	690,006,232	18,851,293	(17,224,773)	1,626,520
Value Fund	288,020,564	44,527,615	(3,027,543)	41,500,072

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Active Bond Fund, Core Bond Fund, High Income Fund, High Yield Fund, Investment Quality Bond Fund, Real Return Bond Fund, Short Term Government Income Fund, Spectrum Income Fund, Total Return Fund and U.S. High Yield Bond Fund generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually. The tax character of distributions for the year ended August 31, 2013, was as follows:

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	2013 Distributions
	Ordinary	Long Term	Return
Fund	Income	Capital Gains	of Capital	Total

Active Bond Fund	$69,411,140	—	—	$69,411,140
All Cap Core Fund	7,502,202	—	—	7,502,202
All Cap Value Fund	6,945,803	—	—	6,945,803
Alpha Opportunities Fund	30,985,847	$38,260,185	—	69,246,032
Asia Total Return Bond Fund	—	—	—	—
Blue Chip Growth Fund	6,379,369	71,462	—	6,450,831
Capital Appreciation Fund	6,086,635	—	—	6,086,635
Capital Appreciation Value Fund	71,359,351	26,099,054	—	97,458,405
Core Bond Fund	32,329,519	4,839,253	—	37,168,772
Core Diversified Growth & Income Portfolio	742,387	1,577,009	—	2,319,396
Core Fundamental Holdings Portfolio	312,144	594,606	—	906,750
Core Global Diversification Portfolio	649,449	611,869	—	1,261,318
Equity-Income Fund	30,600,777	—	—	30,600,777
Fundamental Global Franchise Fund	2,338,140	—	—	2,338,140
Fundamental Value Fund	16,281,768	—	—	16,281,768
Global Bond Fund	22,833,900	—	—	22,833,900
Global Equity Fund	—	—	—	—
Global Real Estate Fund	17,850,946	—	—	17,850,946
Health Sciences Fund	12,470,425	3,905,483	—	16,375,908
High Income Fund	29,823,222	—	—	29,823,222
High Yield Fund	71,433,468	—	—	71,433,468
International Growth Opportunities Fund	1,832,260	—	—	1,832,260
International Growth Stock Fund	4,872,079	—	—	4,872,079
International Small Cap Fund	6,093,697	—	—	6,093,697
International Value Fund	33,100,431	—	—	33,100,431
Investment Quality Bond Fund	18,601,820	5,075,210	—	23,677,030
Mid Cap Growth Index Fund	53,107	24,812	—	77,919
Mid Cap Stock Fund	8,655,483	29,271,496	—	37,926,979
Mid Cap Value Index Fund	711,291	437,800	—	1,149,091
Mid Value Fund	11,066,628	22,663,035	—	33,729,663
Mutual Shares Fund	8,636,693	—	—	8,636,693
Real Estate Equity Fund	2,633,312	—	—	2,633,312
Real Estate Securities Fund	20,027,490	37,057,361	—	57,084,851
Real Return Bond Fund	27,411,858	9,299,526	—	36,711,384
Redwood Fund	9,703,283	—	—	9,703,283
Science & Technology Fund	—	—	—	—
Short Term Government Income Fund	3,395,114	—	—	3,395,114
Small Cap Growth Fund	398,738	8,483,933	—	8,882,671
Small Cap Opportunities Fund	1,234,019	2,108,874	—	3,342,893
Small Cap Value Fund	1,683,395	11,899,231	—	13,582,626
Small Company Growth Fund	514,506	2,933,453	—	3,447,959
Small Company Value Fund	6,481,092	44,357	—	6,525,449
Spectrum Income Fund	37,465,395	695,859	—	38,161,254
Strategic Equity Allocation Fund	43,026,814	1,936,223	—	44,963,037
Total Return Fund	124,577,235	6,829,276	—	131,406,511
U.S. High Yield Bond Fund	43,746,330	7,051,166	—	50,797,496
Value Fund	2,211,760	16,783,253	—	18,995,013

The tax character of distributions for the year ended August 31, 2012, was as follows:
	2012 Distributions
	Ordinary	Long Term	Return
Fund	Income	Capital Gains	of Capital	Total

Active Bond Fund	$66,251,210	$7,383,348	—	$73,634,558
All Cap Core Fund	6,346,196	—	—	6,346,196
All Cap Value Fund	15,838,059	25,994,687	—	41,832,746
Alpha Opportunities Fund	133,871,492	31,165,937	—	165,037,429
Blue Chip Growth Fund	2,397,825	—	—	2,397,825
Capital Appreciation Fund	1,842,600	—	—	1,842,600
Capital Appreciation Value Fund	9,334,590	—	—	9,334,590
Core Bond Fund	27,038,029	3,664,069	—	30,702,098
Core Diversified Growth & Income Portfolio	707,359	52,985	—	760,344
Core Fundamental Holdings Portfolio	400,193	59,889	—	460,082
Core Global Diversification Portfolio	815,971	118,481	—	934,452
Equity-Income Fund	18,304,483	—	—	18,304,483
Fundamental Global Franchise Fund	—	—	—	—
Fundamental Value Fund	10,765,657	—	—	10,765,657
Global Bond Fund	73,325,422	—	—	73,325,422
Global Real Estate Fund	17,587,899	—	—	17,587,899
Health Sciences Fund	—	—	—	—
High Income Fund	25,545,951	—	—	25,545,951
High Yield Fund	78,758,915	—	—	78,758,915
International Growth Opportunities Fund	—	—	—	—
International Growth Stock Fund	3,572,168	—	—	3,572,168
International Small Cap Fund	5,174,381	—	—	5,174,381
International Value Fund	38,542,592	—	—	38,542,592
Investment Quality Bond Fund	13,252,578	142,484	—	13,395,062

333

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	2012 Distributions
	Ordinary	Long Term	Return
Fund	Income	Capital Gains	of Capital	Total

Mid Cap Growth Index Fund	$75,400	$1,354,379	—	$1,429,779
Mid Cap Stock Fund	—	38,361,855	—	38,361,855
Mid Cap Value Index Fund	1,374,845	—	—	1,374,845
Mid Value Fund	21,066,251	45,836,272	—	66,902,523
Mutual Shares Fund	9,824,444	93,494	—	9,917,938
Real Estate Equity Fund	2,778,944	—	—	2,778,944
Real Estate Securities Fund	5,388,108	23,022,303	—	28,410,411
Real Return Bond Fund	43,673,018	14,487,783	—	58,160,801
Redwood Fund	1,042,681	—	—	1,042,681
Short Term Government Income Fund	3,018,767	—	—	3,018,767
Small Cap Growth Fund	18,563,251	15,210,514	—	33,773,765
Small Cap Opportunities Fund	410,243	—	—	410,243
Small Cap Value Fund	3,294,496	7,689,930	—	10,984,426
Small Company Growth Fund	—	—	—	—
Small Company Value Fund	2,859,210	—	—	2,859,210
Spectrum Income Fund	49,987,872	—	—	49,987,872
Strategic Equity Allocation Fund	—	—	—	—
Total Return Fund	60,290,907	9,586,548	—	69,877,455
U.S. High Yield Bond Fund	42,198,406	8,094,488	—	50,292,894
Value Fund	5,626,703	10,111,119	—	15,737,822

Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. Net capital losses that are a result of security transactions occurring after October 31, 2012, are treated as occurring on September 1, 2013, the first day of the funds’ next taxable year. Qualified late year ordinary losses are treated as occurring on September 1, 2013, the first day of the funds’ next taxable year. As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

					Qualified
	Undistributed	Undistributed			Late Year
	Ordinary	Long Term	Capital Loss	Post-October	Ordinary
Fund	Income	Capital Gains	Carryforward	Deferral	Losses

Active Bond Fund	$13,661,070	$8,439,906	—	$11,632,572	—
All Cap Core Fund	4,737,862	—	$44,430,919	—	—
All Cap Value Fund	22,208,624	93,010,783	—	—	—
Alpha Opportunities Fund	118,717,326	32,452,338	—	—	—
Asia Total Return Bond Fund	12,560,451	64,029	—	—	—
Blue Chip Growth Fund	—	2,151,008	—	—	—
Capital Appreciation Fund	1,422,128	71,205,749	—	—	—
Capital Appreciation Value Fund	53,433,499	140,244,403	—	—	—
Core Bond Fund	2,634,110	1,983,187	—	7,174,341	—
Core Diversified Growth & Income Portfolio	231,327	143,547	—	—	—
Core Fundamental Holdings Portfolio	124,133	154,541	—	—	—
Core Global Diversification Portfolio	552,586	246,474	—	—	—
Equity-Income Fund	30,206,380	4,160,114	—	—	—
Fundamental Global Franchise Fund	15,146,788	4,526,219	—	—	—
Fundamental Value Fund	6,172,355	—	185,138,843	—	—
Global Bond Fund	—	—	6,575,057	4,985,452	$16,620,669
Global Equity Fund	1,446,830	—	—	—	—
Global Real Estate Fund	5,299,696	—	173,597,702	—	—
Health Sciences Fund	5,658,011	64,827,489	—	—	—
High Income Fund	7,672,895	—	57,963,695	—	—
High Yield Fund	15,584,968	—	280,092,546	—	—
International Growth Opportunities Fund	9,214,019	2,304,806	—	—	—
International Growth Stock Fund	8,272,158	—	13,162,293	—	—
International Small Cap Fund	5,835,493	—	66,691,487	—	—
International Value Fund	25,569,449	—	187,399,946	—	—
Investment Quality Bond Fund	3,309,801	2,841,383	—	3,413,163	—
Mid Cap Growth Index Fund	—	1,426,719	—	—	23,513
Mid Cap Stock Fund	65,739,663	84,902,916	—	—	—
Mid Cap Value Index Fund	1,022,101	1,658,798	—	—	—
Mid Value Fund	13,082,718	15,629,945	—	—	—
Mutual Shares Fund	5,775,346	19,729,518	—	—	—
Real Estate Equity Fund	1,149,207	—	1,293,068	—	—
Real Estate Securities Fund	10,367,922	38,345,274	—	—	—
Real Return Bond Fund	4,265,792	—	—	5,520,482	—
Redwood Fund	3,443,697	—	—	—	1,241,286
Science & Technology Fund	6,983,790	—	—	—	—
Short Term Government Income Fund	740,656	—	2,647,632	—	—
Small Cap Growth Fund	4,753,479	14,587,796	—	—	—
Small Cap Opportunities Fund	806,566	11,692,185	—	—	—
Small Cap Value Fund	746,312	13,329,923	—	—	—
Small Company Growth Fund	1,714,339	5,831,205	—	—	233,769
Small Company Value Fund	—	1,371,371	—	—	240,163
Spectrum Income Fund	6,364,162	24,031,375	—	—	—
Strategic Equity Allocation Fund	65,081,834	26,732,408	—	—	—
Total Return Fund	18,638,116	28,457,703	—	—	—
U.S. High Yield Bond Fund	10,748,601	8,935,305	—	—	—
Value Fund	1,184,156	17,293,846	—	—	—

334

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, derivative transactions, partnerships, amortization and accretion on debt securities, straddle loss deferrals, characterization of distributions, wash sale loss deferrals, real estate investment trusts and investments in passive foreign investment companies.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows for funds with significant borrowing activity during the year ended August 31, 2013. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or cash segregated at custodian for swap contracts.

3. DERIVATIVE INSTRUMENTS The funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and swaps are typically traded through the OTC market. Non-deliverable forwards, currency options and cash settled currency swaps are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed. This right to close out and net payments across all transactions traded under the ISDA could result in a reduction of the funds’ risk to a counterparty equal to any amounts payable by the funds, if any.

As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Portfolio of Investments, or if cash is posted, on the Statements of Assets and Liabilities. A fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by the funds for exchange-traded and cleared transactions, if any, are identified in the Portfolio of investments.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange cleared transactions is detailed in the Statements of Assets and Liabilities as Cash held at broker for futures contracts and Cash held at broker for swap contracts, respectively. Securities pledged by the funds for exchange-traded and cleared transactions are noted as collateral or margin requirements in the Portfolios of Investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of Assets and Liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

Upon entering into a futures contract, the funds are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable / payable is included on the Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the funds. When the contract is closed, a fund record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at August 31, 2013, and the range of futures contracts notional amounts held by the funds during the year ended August 31, 2013. In addition, the tables detail how the funds used futures contracts during the year ended August 31, 2013.

335

DERIVATIVE INSTRUMENTS, CONTINUED

Active Bond Fund

The fund used futures contracts to manage duration. During the year ended August 31, 2013, the fund held futures contracts with total values ranging up to approximately $53.5 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Active Bond Fund	U.S. Treasury 10-Year Note Futures	155	Long	Dec 2013	$19,307,627	$19,263,594	($44,033)
	U.S. Treasury Ultra Long Bond Futures	240	Long	Dec 2013	33,878,179	34,050,000	171,821

							$127,788

All Cap Core Fund

The fund used futures contracts as a substitute for securities purchased. During the year ended August 31, 2013, the fund held futures contracts with total values ranging from approximately $1.3 million to $9.9 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

All Cap Core Fund	Russell 2000 Mini Index Futures	1	Long	Sep 2013	$104,212	$101,010	($3,202)
	S&P 500 E-Mini Index Futures	15	Long	Sep 2013	1,245,645	1,223,475	(22,136)

							($25,338)

Global Bond Fund

The fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund, gain exposure to foreign bond markets and gain exposure to treasuries markets. During the year ended August 31, 2013, the fund held futures contracts with total values ranging from approximately $243.3 million to $844.0 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Global Bond Fund	3-Month EURIBOR Futures	222	Long	Sep 2015	$72,811,426	$72,662,067	($149,359)
	3-Month EURIBOR Futures	147	Long	Dec 2015	48,153,403	48,043,644	(109,759)
	3-Month EURIBOR Futures	164	Long	Jun 2015	53,835,645	53,746,019	(89,626)
	3-Month EURIBOR Futures	25	Long	Mar 2016	8,193,023	8,157,884	(35,139)
	3-Month Pound Sterling LIBOR Futures	277	Long	Sep 2015	53,227,786	52,966,185	(261,601)
	3-Month Pound Sterling LIBOR Futures	143	Long	Sep 2014	27,496,075	27,484,828	(11,247)
	3-Month Pound Sterling LIBOR Futures	680	Long	Dec 2014	130,628,237	130,578,534	(49,703)
	3-Month Pound Sterling LIBOR Futures	204	Long	Jun 2015	39,178,833	39,074,767	(104,066)
	3-Month Pound Sterling LIBOR Futures	476	Long	Mar 2015	91,445,955	91,303,546	(142,409)
	3-Month Pound Sterling LIBOR Futures	177	Long	Dec 2015	33,985,601	33,776,244	(209,357)
	10-Year Australian Treasury Bond Futures	152	Long	Sep 2013	15,691,323	15,868,889	177,566
	10-Year JGB TSE Futures	9	Long	Sep 2013	13,116,293	13,231,655	115,362
	German Euro BUND Futures	137	Long	Sep 2013	25,429,624	25,468,750	39,126
	Mid Term Euro OAT Futures	128	Long	Sep 2013	20,791,140	20,715,013	(76,127)
	U.S. Treasury 10-Year Note Futures	837	Long	Dec 2013	104,098,646	104,023,406	(75,240)
	10-Year Canada Government Bond Futures	10	Short	Dec 2013	(1,207,805)	(1,222,824)	(15,019)
	Euro BTP Italian Government Bond Futures	1	Short	Sep 2013	(148,856)	(147,615)	1,241
	German Euro BOBL Futures	51	Short	Sep 2013	(8,460,868)	(8,430,237)	30,631
	U.K. Long Gilt Bond Futures	36	Short	Dec 2013	(6,097,722)	(6,103,340)	(5,618)
	U.S. Treasury 30-Year Bond Futures	4	Short	Dec 2013	(517,463)	(527,625)	(10,162)

							($980,506)

High Yield Fund

The fund used futures contracts to manage against anticipated interest rate changes. During the year ended August 31, 2013, the fund held futures contracts with total values ranging up to approximately $12.1 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

High Yield Fund	U.S. Treasury 10-Year Note Futures	79	Long	Dec 2013	$9,819,265	$9,818,219	($1,046)
	U.S. Treasury 30-Year Bond Futures	17	Short	Dec 2013	(2,218,195)	(2,242,406)	(24,211)

							($25,257)

336

DERIVATIVE INSTRUMENTS, CONTINUED

Investment Quality Bond Fund

The fund used futures contracts to manage duration, manage against anticipated interest rate changes and to gain exposure to treasuries markets and to gain exposure to foreign bond markets. During the year ended August 31, 2013, the fund held futures contracts with total values ranging from approximately $23.6 million to $82.5 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Investment Quality Bond Fund	U.S. Treasury 2-Year Note Futures	38	Long	Dec 2013	$8,348,791	$8,350,500	$1,709
	U.S. Treasury 10-Year Note Futures	113	Long	Dec 2013	14,015,815	14,043,781	27,966
	U.S. Treasury 30-Year Bond Futures	21	Long	Dec 2013	2,760,876	2,770,031	9,155
	U.S. Treasury Ultra Long Bond Futures	8	Long	Dec 2013	1,133,263	1,135,000	1,737
	U.K. Long Gilt Bond Futures	27	Long	Dec 2013	4,576,696	4,577,505	809
	U.S. Treasury 5-Year Note Futures	25	Short	Dec 2013	(2,990,773)	(2,991,992)	(1,219)
	German Euro BUND Futures	61	Short	Sep 2013	(10,054,205)	(10,083,224)	(29,019)

							$11,138

Mid Cap Growth Index Fund

The fund used futures contracts as a substitute for securities purchased. During the year ended August 31, 2013, the fund held futures contracts with total values ranging from approximately $299.8 thousand to $1.3 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Mid Cap Growth Index Fund	S&P MidCap 400 E-Mini Index Futures	10	Long	Sep 2013	$1,162,603	$1,182,900	$20,297

							$20,297

Mid Cap Value Index Fund

The fund used futures contracts as a substitute for securities purchased. During the year ended August 31, 2013, the fund held futures contracts with total values ranging from approximately $199.9 thousand to $1.2 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Mid Cap Value Index Fund	S&P MidCap 400 E-Mini Index Futures	5	Long	Sep 2013	$609,480	$591,450	($18,030)

							($18,030)

Real Return Bond Fund

The fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund and gain exposure to treasuries markets. During the year ended August 31, 2013, the fund held futures contracts with total values ranging from approximately $66.8 million to $111.3 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Real Return Bond Fund	Eurodollar Futures	96	Long	Sep 2015	$23,790,442	$23,678,400	($112,042)
	Eurodollar Futures	212	Long	Mar 2016	52,409,797	51,982,400	(427,397)
	Eurodollar Futures	114	Long	Mar 2017	27,910,143	27,654,975	(255,168)
	U.S. Treasury 5-Year Note Futures	66	Long	Dec 2013	7,857,698	7,898,859	41,161
	U.S. Treasury 30-Year Bond Futures	1	Short	Dec 2013	(129,366)	(131,906)	(2,540)

							($755,986)

Short Term Government Income Fund

The fund used futures contracts to manage duration. During the year ended August 31, 2013, the fund held futures contracts with total values ranging from approximately $15.0 million to $23.6 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Short Term Government Income Fund	U.S. Treasury 5-Year Note Futures	190	Short	Dec 2013	($22,762,353)	($22,739,140)	$23,213

							$23,213

337

DERIVATIVE INSTRUMENTS, CONTINUED

Spectrum Income Fund

The fund used futures contracts to manage duration, manage against anticipated interest rate changes, gain exposure to treasuries and foreign bond markets, as a substitute for securities purchased and maintain diversity and liquidity of the fund. During the year ended August 31, 2013, the fund held futures contracts with total values ranging from approximately $24.3 million to $46.5 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Spectrum Income Fund	U.S. Treasury 5-Year Note Futures	15	Long	Dec 2013	$1,794,658	$1,795,195	$537
	U.S. Treasury 10-Year Note Futures	83	Long	Dec 2013	10,263,053	10,315,344	52,291
	U.S. Treasury Ultra Long Bond Futures	7	Long	Dec 2013	971,770	993,125	21,355
	U.S. Treasury 5-Year Note Futures	6	Short	Dec 2013	(716,648)	(718,078)	(1,430)
	U.S. Treasury 10-Year Note Futures	236	Short	Dec 2013	(29,184,532)	(29,330,375)	(145,843)
	10-Year Government of Canada Bond Futures	19	Short	Dec 2013	(2,300,010)	(2,323,365)	(23,355)
	U.S. Treasury Ultra Long Bond Futures	1	Short	Dec 2013	(139,958)	(141,875)	(1,917)
	U.S. Treasury 30-Year Bond Futures	8	Short	Dec 2013	(1,043,111)	(1,055,250)	(12,139)

							($110,501)

Strategic Equity Allocation Fund

The fund used futures contracts as a substitute for securities purchased and to manage against anticipated currency exchange rate changes. During the year ended August 31, 2013, the fund held futures contracts with total values ranging from approximately $100.0 million to $209.9 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Strategic Equity Allocation Fund	Canadian Currency Futures	23	Long	Sep 2013	$2,201,879	$2,183,160	($18,719)
	Mini MSCI EAFE Index Futures	830	Long	Sep 2013	70,024,686	70,205,550	180,864
	Mini MSCI Emerging Market Index Futures	555	Long	Sep 2013	25,487,510	25,455,087	(32,423)
	Russell 2000 Mini Index Futures	68	Long	Sep 2013	6,931,942	6,868,680	(63,262)
	S&P 500 Index Futures	224	Long	Sep 2013	90,334,793	91,352,800	1,018,007
	S&P Mid 400 E-Mini Index Futures	97	Long	Sep 2013	11,579,785	11,474,130	(105,655)
	S&P/TSX 60 Index Futures	17	Long	Sep 2013	2,260,893	2,344,783	83,890

							$1,062,702

Total Return Fund

The fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund, gain exposure to foreign bond markets and gain exposure to treasuries markets. During the year ended August 31, 2013, the fund held futures contracts with total values ranging from approximately $445.1 million to $1.2 billion, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Total Return Fund	3-Month Pound Sterling LIBOR Futures	29	Long	Mar 2015	$5,571,788	$5,562,611	($9,177)
	Eurodollar Futures	186	Long	Mar 2016	46,029,238	45,607,200	(422,038)
	Eurodollar Futures	1,004	Long	Dec 2015	248,793,888	246,921,250	(1,872,638)
	Eurodollar Futures	3,502	Long	Jun 2015	866,704,911	866,044,600	(660,311)
	Eurodollar Futures	224	Long	Sep 2015	55,492,280	55,249,600	(242,680)
	U.S. Treasury 10-Year Note Futures	206	Long	Dec 2013	25,629,441	25,601,938	(27,503)

							($3,234,347)

Value Fund

The fund used futures contracts as substitute for securities purchased. During the year ended August 31, 2013, the fund held futures contracts with total values ranging up to approximately $16 million. At August 31, 2013, the fund held no futures contracts.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the funds as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at August 31, 2013, and the range of notional contracts amounts held by the funds during the year ended August 31, 2013. In addition, the tables detail how the funds used forward foreign currency contracts during the year ended August 31, 2013.

338

DERIVATIVE INSTRUMENTS, CONTINUED

Asia Total Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the year ended August 31, 2013, the fund held forward foreign currency contracts with USD notional values ranging up to approximately $61.1 million.

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Asia Total Return Bond Fund

	USD	7,303,740	AUD	8,200,000	Royal Bank of Canada	9/30/2013	$17,839	—	$17,839
	USD	28,000,000	KRW	31,341,800,000	Royal Bank of Canada	9/30/2013	—	($207,056)	(207,056)
	USD	8,133,949	SGD	10,430,000	Royal Bank of Canada	9/30/2013	—	(42,929)	(42,929)

							$17,839	($249,985)	($232,146)

Global Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund. During the year ended August 31, 2013, the fund held forward foreign currency contracts with USD notional values ranging from approximately $693.4 million to $1,017.8 billion, as measured at each quarter end.

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Global Bond Fund

	AUD	28,184,649	USD	25,233,716	Bank of America N.A.	9/3/2013	—	($147,961)	($147,961)
	BRL	788,007	USD	332,142	Barclays Capital	9/4/2013	—	(1,872)	(1,872)
	BRL	179,152	USD	75,512	Credit Suisse International	9/4/2013	—	(426)	(426)
	BRL	8,141,583	USD	3,506,582	Credit Suisse International	11/4/2013	—	(139,718)	(139,718)
	BRL	293,312	USD	123,630	Deutsche Bank AG London	9/4/2013	—	(697)	(697)
	BRL	199,133	USD	83,934	Goldman Sachs Capital
					Markets LP	9/4/2013	—	(473)	(473)
	BRL	4,390,706	USD	1,829,461	Morgan Stanley Company, Inc.	9/4/2013	$10,773	—	10,773
	BRL	2,652,626	USD	1,118,072	UBS AG	9/4/2013	—	(6,303)	(6,303)
	CAD	6,234,000	USD	6,109,698	Citibank N.A.	9/23/2013	—	(193,965)	(193,965)
	CLP	11,892,800	USD	22,774	HSBC Bank USA	12/5/2013	215	—	215
	CLP	11,892,800	USD	23,876	UBS AG	9/12/2013	—	(600)	(600)
	CNY	3,868,200	USD	630,000	Bank of America N.A.	9/8/2015	—	(14,610)	(14,610)
	CNY	6,158,020	USD	1,012,000	Barclays Capital	4/25/2014	—	(16,525)	(16,525)
	CNY	6,668,200	USD	1,092,925	Barclays Capital	9/8/2015	—	(32,084)	(32,084)
	CNY	12,947,975	USD	2,126,000	Citibank N.A.	4/25/2014	—	(32,895)	(32,895)
	CNY	30,936,600	USD	5,114,018	Citibank N.A.	9/8/2015	—	(192,330)	(192,330)
	CNY	4,762,380	USD	782,000	Goldman Sachs International	4/25/2014	—	(12,137)	(12,137)
	CNY	4,101,290	USD	674,000	HSBC Bank USA	4/25/2014	—	(11,006)	(11,006)
	CNY	7,796,270	USD	1,280,000	JPMorgan Chase Bank	4/25/2014	—	(19,694)	(19,694)
	CNY	3,950,000	USD	653,595	JPMorgan Chase Bank	9/8/2015	—	(25,191)	(25,191)
	CNY	3,753,050	USD	610,000	Morgan Stanley Company, Inc.	9/8/2015	—	(12,929)	(12,929)
	CNY	7,939,353	USD	1,301,000	Royal Bank of Scotland PLC	4/25/2014	—	(17,564)	(17,564)
	CNY	8,208,665	USD	1,349,000	UBS AG	4/25/2014	—	(22,028)	(22,028)
	DKK	23,682,000	USD	4,229,681	Deutsche Bank AG London	11/14/2013	—	(30,916)	(30,916)
	EUR	29,170,000	USD	38,540,856	Bank of America N.A.	9/17/2013	13,189	—	13,189
	EUR	16,346,000	USD	21,655,954	Barclays Bank PLC Wholesale	9/17/2013	—	(51,414)	(51,414)
	EUR	739,000	USD	948,562	Credit Suisse International	9/17/2013	28,176	—	28,176
	EUR	1,971,000	USD	2,622,739	HSBC Bank USA	9/17/2013	—	(17,665)	(17,665)
	EUR	2,971,000	USD	3,984,378	JPMorgan Chase Bank N.A.	9/17/2013	—	(57,602)	(57,602)
	EUR	9,613,000	USD	12,588,022	Morgan Stanley & Company,
					Inc.	9/17/2013	117,499	—	117,499
	EUR	5,476,000	USD	7,154,460	UBS AG	9/17/2013	83,180	—	83,180
	GBP	2,333,320	USD	3,630,615	Bank of America N.A.	9/3/2013	—	(14,668)	(14,668)
	GBP	1,964,000	USD	3,050,481	Bank of America N.A.	10/2/2013	—	(7,529)	(7,529)
	GBP	1,320,000	USD	2,027,018	Barclays Bank PLC Wholesale	9/3/2013	18,586	—	18,586
	GBP	2,368,000	USD	3,582,201	Citibank N.A.	9/3/2013	87,489	—	87,489
	GBP	1,067,000	USD	1,636,207	Deutsche Bank AG London	9/3/2013	17,323	—	17,323
	GBP	2,945,000	USD	4,613,166	HSBC Bank USA	9/3/2013	—	(49,298)	(49,298)
	HKD	480,701	USD	62,000	Citibank N.A.	10/17/2013	—	—	—
	JPY	411,700,000	USD	4,159,565	Barclays Bank PLC Wholesale	9/3/2013	33,540	—	33,540
	JPY	272,027,000	USD	2,750,378	Barclays Bank PLC Wholesale	10/17/2013	20,748	—	20,748
	JPY	4,649,369,000	USD	48,225,942	BNP Paribas SA	10/17/2013	—	(863,055)	(863,055)

339

DERIVATIVE INSTRUMENTS, CONTINUED

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Global Bond Fund, continued

	JPY	1,016,400,000	USD	10,419,446	Deutsche Bank AG London	10/17/2013	—	($65,431)	($65,431)
	JPY	349,100,000	USD	3,563,197	HSBC Bank USA	10/17/2013	—	(6,933)	(6,933)
	JPY	8,106,409,000	USD	81,427,256	UBS AG	10/24/2013	$1,155,395	—	1,155,395
	MXN	18,865,458	USD	1,437,368	Barclays Bank PLC Wholesale	9/5/2013	—	(25,514)	(25,514)
	MXN	186,708,805	USD	14,407,099	BNP Paribas SA	9/5/2013	—	(434,173)	(434,173)
	MXN	44,620,699	USD	3,439,107	BNP Paribas SA	9/19/2013	—	(103,915)	(103,915)
	MXN	11,892,209	USD	923,000	HSBC Bank USA	9/18/2013	—	(34,033)	(34,033)
	MXN	150,708,313	USD	12,206,067	JPMorgan Chase Bank N.A.	9/18/2013	—	(940,318)	(940,318)
	MXN	14,218,000	USD	1,104,071	Morgan Stanley and
					Company, Inc.	9/18/2013	—	(41,246)	(41,246)
	NZD	36,852,000	USD	28,595,745	Royal Bank of Canada	9/3/2013	—	(116,522)	(116,522)
	SEK	16,999,000	USD	2,599,799	Royal Bank of Canada	11/14/2013	—	(38,925)	(38,925)
	USD	25,185,943	AUD	28,184,649	Bank of America N.A.	10/2/2013	146,492	—	146,492
	USD	25,521,200	AUD	28,184,649	Deutsche Bank AG London	9/3/2013	435,444	—	435,444
	USD	345,603	BRL	788,007	Barclays Capital	9/4/2013	15,334	—	15,334
	USD	605,000	BRL	1,444,619	Barclays Capital	11/4/2013	7,593	—	7,593
	USD	79,464	BRL	179,152	Credit Suisse International	9/4/2013	4,378	—	4,378
	USD	130,200	BRL	293,312	Deutsche Bank AG London	9/4/2013	7,267	—	7,267
	USD	87,000	BRL	199,133	Goldman Sachs Capital
					Markets LP	9/4/2013	3,540	—	3,540
	USD	1,857,873	BRL	4,390,706	Morgan Stanley Company, Inc.	9/4/2013	17,640	—	17,640
	USD	1,818,361	BRL	4,390,706	Morgan Stanley Company, Inc.	10/2/2013	—	(10,142)	(10,142)
	USD	1,164,728	BRL	2,652,626	UBS AG	9/4/2013	52,959	—	52,959
	USD	1,208,717	CAD	1,260,248	Citibank N.A.	9/23/2013	12,808	—	12,808
	USD	875,059	CAD	910,000	Deutsche Bank AG London	9/23/2013	11,517	—	11,517
	USD	608,856	CAD	634,000	Morgan Stanley & Company,
					Inc.	9/23/2013	7,224	—	7,224
	USD	23,035	CLP	11,892,800	HSBC Bank USA	9/12/2013	—	(242)	(242)
	USD	15,745,403	CNY	97,794,700	UBS AG	10/17/2013	—	(194,880)	(194,880)
	USD	10,150,000	EUR	7,569,091	Bank of America N.A.	9/17/2013	145,917	—	145,917
	USD	6,612,708	EUR	4,982,000	Barclays Bank PLC Wholesale	9/17/2013	27,989	—	27,989
	USD	7,967,000	EUR	6,182,559	BNP Paribas SA	9/17/2013	—	(204,500)	(204,500)
	USD	40,895,784	EUR	30,893,109	Citibank N.A.	9/17/2013	64,302	—	64,302
	USD	11,167,104	EUR	8,390,000	Deutsche Bank AG London	9/17/2013	78,025	—	78,025
	USD	940,000	EUR	705,345	Goldman Sachs Bank USA	9/17/2013	7,745	—	7,745
	USD	13,001,279	EUR	9,802,000	HSBC Bank USA	9/17/2013	45,957	—	45,957
	USD	7,528,181	EUR	5,708,000	JPMorgan Chase Bank N.A	9/17/2013	—	(16,094)	(16,094)
	USD	13,872,841	EUR	10,660,000	Morgan Stanley & Company,
					Inc.	9/17/2013	—	(216,502)	(216,502)
	USD	2,230,000	GBP	1,424,772	Bank of America N.A.	9/12/2013	22,167	—	22,167
	USD	2,409,200	GBP	1,551,320	Bank of America N.A.	10/2/2013	5,640	—	5,640
	USD	8,449,572	GBP	5,493,320	BNP Paribas SA	9/3/2013	—	(63,428)	(63,428)
	USD	2,040,000	GBP	1,367,799	BNP Paribas SA	9/12/2013	—	(79,548)	(79,548)
	USD	2,231,000	GBP	1,457,407	Citibank N.A.	9/12/2013	—	(27,404)	(27,404)
	USD	309,000	GBP	199,116	Citibank N.A.	10/2/2013	497	—	497
	USD	5,210,105	GBP	3,359,000	HSBC Bank USA	9/3/2013	4,661	—	4,661
	USD	1,830,183	GBP	1,181,000	Westpac Banking Corp.	9/3/2013	—	(14)	(14)
	USD	20,292,286	JPY	2,006,379,514	Bank of America N.A.	10/17/2013	—	(146,600)	(146,600)
	USD	1,383,000	JPY	134,933,446	BNP Paribas SA	10/17/2013	8,440	—	8,440
	USD	9,179,000	JPY	914,037,476	Citibank N.A.	10/17/2013	—	(132,253)	(132,253)
	USD	1,396,000	JPY	137,094,180	Credit Suisse International	9/6/2013	—	(297)	(297)
	USD	1,023,000	MXN	13,197,336	Bank of America N.A.	9/18/2013	36,473	—	36,473
	USD	939,057	MXN	11,787,980	Bank of America N.A.	11/14/2013	62,190	—	62,190
	USD	2,238,458	MXN	28,432,224	Bank of America N.A.	1/23/2014	135,848	—	135,848
	USD	4,203,458	MXN	53,663,445	Bank of America N.A.	3/6/2014	248,833	—	248,833
	USD	3,675,373	MXN	47,602,990	Barclays Bank PLC Wholesale	9/18/2013	116,954	—	116,954
	USD	16,039,084	MXN	203,022,728	BNP Paribas SA	9/5/2013	845,255	—	845,255
	USD	740,000	MXN	9,611,461	BNP Paribas SA	9/18/2013	21,524	—	21,524
	USD	3,912,263	MXN	48,095,406	BNP Paribas SA	11/14/2013	334,614	—	334,614
	USD	22,000	MXN	279,367	Citibank N.A.	9/18/2013	1,117	—	1,117
	USD	2,321,148	MXN	29,939,163	Credit Suisse International	9/18/2013	83,136	—	83,136
	USD	162,000	MXN	2,058,988	Goldman Sachs Capital
					Markets LP	9/18/2013	8,087	—	8,087

340

DERIVATIVE INSTRUMENTS, CONTINUED

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Global Bond Fund, continued

	USD	3,930,230	MXN	50,586,686	HSBC Bank USA	9/18/2013	$148,774	—	$148,774
	USD	7,967,370	MXN	98,244,051	HSBC Bank USA	10/17/2013	641,950	—	641,950
	USD	571,900	MXN	7,373,417	JPMorgan Chase Bank N.A.	9/18/2013	20,722	—	20,722
	USD	3,625,538	MXN	44,420,096	JPMorgan Chase Bank N.A.	9/19/2013	305,341	—	305,341
	USD	1,504,042	MXN	18,652,377	JPMorgan Chase Bank N.A.	10/3/2013	111,587	—	111,587
	USD	1,874,000	MXN	24,232,262	Morgan Stanley & Company,
					Inc.	9/18/2013	62,590	—	62,590
	USD	22,522,111	MXN	282,359,708	Morgan Stanley & Company,
					Inc.	10/3/2013	1,443,123	—	1,443,123
	USD	3,368,073	MXN	42,343,411	Morgan Stanley & Company,
					Inc.	12/19/2013	227,530	—	227,530
	USD	269,000	MXN	3,412,345	Royal Bank of Canada	9/18/2013	13,920	—	13,920
	USD	260,000	MXN	3,295,667	UBS AG	9/18/2013	13,642	—	13,642
	USD	9,893,643	MXN	123,769,468	UBS AG	11/14/2013	686,865	—	686,865
	USD	27,906,676	NZD	36,057,000	Royal Bank of Canada	10/2/2013	95,008	—	95,008
	USD	29,702,712	NZD	36,852,000	UBS AG	9/3/2013	1,223,490	—	1,223,490
	USD	369,729	SEK	2,425,000	Goldman Sachs Capital
					Markets LP	11/14/2013	4,407	—	4,407
	USD	2,762,964	SEK	18,030,000	HSBC Bank USA	11/14/2013	46,771	—	46,771
	USD	1,094,585	ZAR	10,983,722	HSBC Bank USA	10/9/2013	31,858	—	31,858
	ZAR	654,207	USD	66,000	Citibank N.A.	10/9/2013	—	($2,702)	(2,702)
	ZAR	8,019,055	USD	795,992	UBS AG	10/9/2013	—	(20,111)	(20,111)

							$9,691,258	($4,914,882)	$4,776,376

High Income Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the year ended August 31, 2013, the fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $11.0 million to $28.8 million, as measured at each quarter end. High Income Fund

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

High Income Fund

	CAD	975,023	USD	919,330	State Street Bank & Trust
					Company	9/17/2013	$6,047	—	$6,047
	USD	10,855,081	CAD	11,407,604	Bank of Montreal	9/17/2013	28,332	—	28,332
	USD	1,136,278	CAD	1,200,000	State Street Bank & Trust
					Company	9/17/2013	—	($2,621)	(2,621)

							$34,379	($2,621)	$31,758

High Yield Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the year ended August 31, 2013, the fund held forward foreign currency contracts with USD notional values ranging from approximately $33.0 million to $51.8 million, as measured at each quarter end.

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

High Yield Fund

	USD	6,101,461	GBP	3,972,875	UBS AG London	11/15/2013	—	($51,913)	($51,913)
	USD	31,446,263	EUR	23,662,879	UBS AG London	11/15/2013	$164,206	—	164,206

							$164,206	($51,913)	$112,293

341

DERIVATIVE INSTRUMENTS, CONTINUED

Investment Quality Bond

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and as a substitute for securities purchased. During the year end August 31, 2013, the fund held forward foreign currency contracts with USD notional values ranging from approximately $2.2 million to $11.1 million, as measured at each quarter end.

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Investment Quality Bond

	BRL	360,000	USD	147,541	BNP Paribas SA	9/4/2013	$3,342	—	$3,342
	BRL	1,460,000	USD	634,211	UBS AG	9/4/2013	—	($22,295)	(22,295)
	BRL	1,460,000	USD	610,368	UBS AG	10/2/2013	—	(2,353)	(2,353)
	USD	151,739	BRL	360,000	BNP Paribas SA	9/4/2013	855	—	855
	USD	614,220	BRL	1,460,000	UBS AG	9/4/2013	2,304	—	2,304

							$6,501	($24,648)	($18,147)

Mutual Shares

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and maintain diversity and liquidity of the fund. During the year ended August 31, 2013, the fund held forward foreign currency contracts with USD notional values ranging from approximately $51.4 million to $65.6 million, as measured at each quarter end.

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Mutual Shares Fund

	EUR	95,921	USD	128,359	Bank of America N.A.	11/18/2013	—	($1,551)	($1,551)
	EUR	917,001	USD	1,220,154	Credit Suisse International	11/18/2013	—	(7,874)	(7,874)
	EUR	191,266	USD	254,942	Deutsche Bank AG London	11/18/2013	—	(2,087)	(2,087)
	EUR	431,670	USD	574,993	State Street Bank and Trust
					Company	11/18/2013	—	(4,323)	(4,323)
	USD	989,956	EUR	759,721	Bank of America N.A.	11/18/2013	—	(14,398)	(14,398)
	USD	7,195,396	EUR	5,579,404	Credit Suisse International	11/18/2013	—	(180,603)	(180,603)
	USD	1,037,709	EUR	797,248	Deutsche Bank AG London	11/18/2013	—	(16,257)	(16,257)
	USD	194,825	EUR	148,597	HSBC Bank USA	11/18/2013	—	(1,621)	(1,621)
	USD	4,890,050	EUR	3,741,306	Bank of America N.A.	1/17/2014	—	(57,116)	(57,116)
	USD	4,712,334	EUR	3,608,606	Barclays Bank PLC Wholesale	1/17/2014	—	(59,361)	(59,361)
	USD	154,189	EUR	116,666	Credit Suisse International	1/17/2014	—	(79)	(79)
	USD	483,547	EUR	368,366	Deutsche Bank AG London	1/17/2014	—	(3,547)	(3,547)
	USD	10,664,405	GBP	6,859,903	Barclays Bank PLC Wholesale	2/19/2014	$46,155	—	46,155
	USD	21,435,621	GBP	13,795,611	Bank of America N.A.	2/19/2014	81,783	—	81,783
	USD	1,006,554	KRW	1,130,690,415	Bank of America N.A.	2/12/2014	—	(7,179)	(7,179)
	USD	1,771,991	KRW	1,987,659,979	Credit Suisse International	2/12/2014	—	(9,872)	(9,872)
	USD	1,512,980	KRW	1,699,169,558	Deutsche Bank AG London	2/12/2014	—	(10,431)	(10,431)
	USD	557,964	KRW	628,903,607	HSBC Bank USA	2/12/2014	—	(5,887)	(5,887)

							$127,938	($382,186)	($254,248)

Real Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity and liquidity of the portfolio. During the year ended August 31, 2013, the fund held forward foreign currency contracts with USD notional values ranging from approximately $92.8 million to $188.2 million, as measured at each quarter end.

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Real Return Bond Fund

	AUD	10,103,000	USD	9,045,216	Bank of America N.A.	9/3/2013	—	($53,038)	($53,038)
	BRL	372,750	USD	157,113	Barclays Capital	9/4/2013	—	(886)	(886)
	BRL	32,007	USD	13,491	Deutsche Bank AG London	9/4/2013	—	(76)	(76)
	BRL	7,580,039	USD	3,194,958	Morgan Stanley & Company,
					Inc.	9/4/2013	—	(18,011)	(18,011)
	BRL	9,808,835	USD	4,279,410	UBS AG	9/4/2013	—	(168,328)	(168,328)

342

DERIVATIVE INSTRUMENTS, CONTINUED

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Real Return Bond Fund, continued

	BRL	7,193,767	USD	2,979,217	Morgan Stanley & Company,
					Inc.	10/2/2013	$16,617	—	$16,617
	CAD	583,000	USD	563,705	Barclays Bank PLC Wholesale	9/23/2013	—	($10,470)	(10,470)
	CAD	984,000	USD	953,863	HSBC Bank USA	9/23/2013	—	(20,099)	(20,099)
	CAD	1,166,000	USD	1,142,465	JPMorgan Chase Bank N.A.	9/23/2013	—	(35,993)	(35,993)
	EUR	9,088,000	USD	12,117,939	Citibank N.A.	9/3/2013	—	(106,784)	(106,784)
	GBP	1,414,000	USD	2,208,074	Deutsche Bank AG London	9/12/2013	—	(16,933)	(16,933)
	INR	245,452,670	USD	4,023,155	Deutsche Bank AG London	10/17/2013	—	(350,440)	(350,440)
	JPY	182,900,000	USD	1,849,829	Bank of America N.A.	10/17/2013	13,364	—	13,364
	MXN	59,532,616	USD	4,845,960	BNP Paribas SA	9/18/2013	—	(395,777)	(395,777)
	USD	9,148,267	AUD	10,103,000	Deutsche Bank AG London	9/3/2013	156,088	—	156,088
	USD	9,028,091	AUD	10,103,000	Bank of America N.A.	10/2/2013	52,511	—	52,511
	USD	164,722	BRL	372,750	Barclays Capital	9/4/2013	8,494	—	8,494
	USD	14,000	BRL	32,007	Deutsche Bank AG London	9/4/2013	585	—	585
	USD	3,170,212	BRL	7,580,039	Morgan Stanley & Company,
					Inc.	9/4/2013	—	(6,736)	(6,736)
	USD	4,171,982	BRL	9,808,835	UBS AG	9/4/2013	60,901	—	60,901
	USD	2,906,726	CAD	2,963,000	Royal Bank of Canada	9/23/2013	94,997	—	94,997
	USD	11,984,809	EUR	9,088,000	Goldman Sachs Capital
					Markets LP	9/3/2013	—	(26,346)	(26,346)
	USD	12,119,221	EUR	9,088,000	Citibank N.A.	10/2/2013	107,048	—	107,048
	USD	43,580	EUR	33,000	Deutsche Bank AG London	10/2/2013	—	(38)	(38)
	USD	5,454,700	GBP	3,511,000	BNP Paribas SA	9/12/2013	14,039	—	14,039
	USD	1,780,000	INR	108,004,060	Barclays Capital	10/17/2013	163,933	—	163,933
	USD	1,225,000	INR	74,157,460	Deutsche Bank AG London	10/17/2013	115,380	—	115,380
	USD	100,000	INR	6,102,000	JPMorgan Chase Bank N.A.	10/17/2013	8,696	—	8,696
	USD	869,000	INR	52,745,065	UBS AG	10/17/2013	79,774	—	79,774
	USD	50,092	JPY	4,900,000	Barclays Bank PLC Wholesale	10/17/2013	176	—	176
	USD	243,000	MXN	3,107,071	Bank of America N.A.	9/18/2013	10,740	—	10,740
	USD	340,000	MXN	4,318,348	Barclays Bank PLC Wholesale	9/18/2013	17,195	—	17,195
	USD	90,000	MXN	1,158,300	BNP Paribas SA	9/18/2013	3,415	—	3,415
	USD	545,000	MXN	6,945,753	Deutsche Bank AG London	9/18/2013	25,791	—	25,791
	USD	161,000	MXN	2,024,475	Goldman Sachs Capital
					Markets LP	9/18/2013	9,666	—	9,666
	USD	491,000	MXN	6,283,545	HSBC Bank USA	9/18/2013	21,292	—	21,292
	USD	438,000	MXN	5,550,461	JPMorgan Chase Bank N.A.	9/18/2013	23,092	—	23,092
	USD	918,000	MXN	11,831,242	Morgan Stanley & Company,
					Inc.	9/18/2013	33,591	—	33,591
	USD	29,000	MXN	366,589	UBS AG	9/18/2013	1,597	—	1,597
	USD	602,145	ZAR	6,042,279	HSBC Bank USA	10/9/2013	17,526	—	17,526

							$1,056,508	($1,209,955)	($153,447)

Spectrum Income Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund. During the year ended August 31, 2013, the fund held forward foreign currency contracts with USD notional values ranging from approximately $85.7 million to $124.0 million, as measured at each quarter end.

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Spectrum Income Fund

	BRL	3,635,000	USD	1,514,079	Merrill Lynch International
					Bank	9/4/2013	$9,424	—	$9,424
	BRL	620,000	USD	282,705	Morgan Stanley and
					Company, Inc.	9/4/2013	—	($22,850)	(22,850)
	BRL	214,000	USD	86,552	Morgan Stanley and
					Company, Inc.	11/18/2013	1,680	—	1,680
	CAD	18,483	USD	17,524	JPMorgan Chase Bank, N.A.	11/15/2013	—	(7)	(7)
	CLP	21,227,000	USD	41,378	Credit Suisse London Branch
					(GFX)	11/15/2013	—	(219)	(219)

343

DERIVATIVE INSTRUMENTS, CONTINUED

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Spectrum Income Fund, continued

	COP	311,007,000	USD	165,078	Credit Suisse London Branch
					(GFX)	11/15/2013	—	($5,131)	($5,131)
	CZK	4,291,000	USD	220,657	Credit Suisse Securities
					(Europe), Ltd.	11/15/2013	—	(235)	(235)
	DKK	470,000	USD	83,624	JPMorgan Chase Bank, N.A.	11/15/2013	—	(294)	(294)
	EUR	109,660	USD	142,687	JPMorgan Chase Bank, N.A.	9/12/2013	$2,248	—	2,248
	EUR	252,917	USD	337,334	State Street Bank London	9/12/2013	—	(3,059)	(3,059)
	EUR	1,061,063	USD	1,415,316	Deutsche Bank AG London	11/15/2013	—	(12,602)	(12,602)
	EUR	52,171	USD	69,572	State Street Bank London	11/15/2013	—	(602)	(602)
	HKD	12,960,000	USD	1,670,703	HSBC Bank PLC	9/16/2013	673	—	673
	HKD	14,345,000	USD	1,850,513	HSBC Bank PLC	11/20/2013	—	(138)	(138)
	INR	6,397,000	USD	102,254	HSBC Bank USA	10/28/2013	—	(6,803)	(6,803)
	IDR	2,715,745,000	USD	272,638	Deutsche Bank AG London	11/15/2013	—	(26,565)	(26,565)
	JPY	1,097,967,857	USD	11,186,848	Barclays Capital	11/15/2013	—	(154)	(154)
	JPY	15,879,000	USD	161,898	State Street Bank London	11/15/2013	—	(115)	(115)
	MXN	8,150,000	USD	616,179	State Street Bank London	9/24/2013	—	(7,274)	(7,274)
	MXN	6,596,219	USD	514,241	Goldman Sachs International	11/15/2013	—	(23,612)	(23,612)
	MXN	2,296,020	USD	176,042	State Street Bank London	11/15/2013	—	(5,264)	(5,264)
	RON	155,000	USD	46,261	JPMorgan Chase Bank, N.A.	10/15/2013	—	(225)	(225)
	RON	853,000	USD	248,833	Merrill Lynch International	10/15/2013	4,512	—	4,512
	RON	50,150	USD	14,905	State Street Bank London	10/15/2013	—	(10)	(10)
	RON	1,990,000	USD	581,701	Merrill Lynch International	10/21/2013	9,068	—	9,068
	RUB	50,864,000	USD	1,547,822	State Street Bank London	9/13/2013	—	(24,845)	(24,845)
	RUB	17,160,000	USD	516,401	State Street Bank London	10/15/2013	—	(5,348)	(5,348)
	NZD	368,000	USD	293,463	JPMorgan Chase Bank, N.A.	11/15/2013	—	(10,497)	(10,497)
	NOK	4,120,000	USD	711,621	Citibank N.A.	9/12/2013	—	(38,600)	(38,600)
	NOK	3,540,000	USD	580,147	Credit Suisse Securities
					(Europe), Ltd.	10/15/2013	—	(2,582)	(2,582)
	NOK	6,465,000	USD	1,086,276	HSBC Bank PLC	11/5/2013	—	(32,331)	(32,331)
	NOK	16,979,000	USD	2,870,877	JPMorgan Chase Bank, N.A.	11/15/2013	—	(103,871)	(103,871)
	NOK	424,000	USD	69,417	State Street Bank London	11/15/2013	—	(320)	(320)
	PHP	24,607,000	USD	568,554	HSBC Bank USA	10/16/2013	—	(16,903)	(16,903)
	PLN	470,000	USD	148,404	Deutsche Bank AG London	9/24/2013	—	(3,159)	(3,159)
	PLN	155,000	USD	46,878	State Street Bank London	9/24/2013	1,022	—	1,022
	GBP	138,555	USD	214,530	JPMorgan Chase Bank, N.A.	11/15/2013	72	—	72
	SGD	91,000	USD	71,982	State Street Bank London	11/15/2013	—	(634)	(634)
	ZAR	2,480,000	USD	246,553	Royal Bank of Scotland PLC	10/16/2013	—	(6,861)	(6,861)
	ZAR	172,000	USD	16,611	State Street Bank London	11/15/2013	—	(63)	(63)
	KRW	681,960,000	USD	599,051	HSBC Bank USA	9/12/2013	15,115	—	15,115
	KRW	534,862,000	USD	471,743	Barclays Bank	9/17/2013	9,858	—	9,858
	KRW	294,321,000	USD	255,265	Citibank N.A.	9/17/2013	9,747	—	9,747
	KRW	43,894,000	USD	38,965	State Street Bank London	9/17/2013	558	—	558
	SEK	1,212,175	USD	185,490	JPMorgan Chase Bank, N.A.	11/15/2013	—	(2,881)	(2,881)
	CHF	717,000	USD	766,332	JPMorgan Chase Bank, N.A.	11/15/2013	4,725	—	4,725
	THB	28,475,000	USD	906,645	HSBC Bank PLC	11/15/2013	—	(25,586)	(25,586)
	TRY	380,000	USD	195,102	Royal Bank of Scotland PLC	9/23/2013	—	(9,395)	(9,395)
	TRY	470,000	USD	238,398	JPMorgan Chase Bank, N.A.	11/15/2013	—	(11,141)	(11,141)
	TRY	87,775	USD	42,458	State Street Bank London	11/15/2013	—	(17)	(17)
	CNY	1,614,000	USD	261,059	Barclays Bank PLC Wholesale	11/20/2013	1,562	—	1,562
	USD	577,545	AUD	635,000	Barclays Capital	10/2/2013	13,406	—	13,406
	USD	48,997	AUD	54,000	Goldman Sachs International	11/15/2013	1,162	—	1,162
	USD	33,784	AUD	38,000	JPMorgan Chase Bank, N.A.	11/15/2013	122	—	122
	USD	1,448,069	BRL	3,045,000	Credit Suisse London Branch
					(GFX)	9/4/2013	171,848	—	171,848
	USD	527,808	BRL	1,210,000	Morgan Stanley & Company,
					Inc.	9/4/2013	20,673	—	20,673
	USD	3,210,143	BRL	7,444,000	Deutsche Bank AG London	11/18/2013	140,996	—	140,996
	USD	577,378	BRL	1,410,000	State Street Bank London	11/18/2013	—	(3,962)	(3,962)
	USD	1,513,851	BRL	3,705,000	Merrill Lynch International
					Bank	12/3/2013	—	(8,816)	(8,816)
	USD	887,748	CAD	920,000	State Street Bank London	11/14/2013	15,811	—	15,811
	USD	1,179,689	CAD	1,223,000	JPMorgan Chase Bank, N.A.	11/15/2013	20,608	—	20,608
	USD	19,203	CAD	19,845	State Street Bank London	11/15/2013	395	—	395

344

DERIVATIVE INSTRUMENTS, CONTINUED

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Spectrum Income Fund, continued

	USD	261,953	CLP	134,382,000	Credit Suisse London Branch
					(GFX)	11/15/2013	$1,387	—	$1,387
	USD	559,632	EUR	419,639	Goldman Sachs International	9/12/2013	5,003	—	5,003
	USD	130,655	EUR	100,000	HSBC Bank PLC	9/12/2013	—	($1,513)	(1,513)
	USD	321,074	EUR	245,534	Merrill Lynch International	9/12/2013	—	(3,445)	(3,445)
	USD	382,553	EUR	287,803	Royal Bank of Scotland PLC	9/12/2013	2,168	—	2,168
	USD	13,304,764	EUR	10,040,841	State Street Bank London	9/12/2013	33,965	—	33,965
	USD	2,815,180	EUR	2,190,000	HSBC Bank PLC	10/15/2013	—	(79,621)	(79,621)
	USD	3,833,556	EUR	2,890,000	UBS AG London	11/5/2013	13,163	—	13,163
	USD	707,366	EUR	534,000	JPMorgan Chase Bank, N.A.	11/15/2013	1,424	—	1,424
	USD	132,643	EUR	99,510	Merrill Lynch International	11/15/2013	1,092	—	1,092
	USD	14,078,401	EUR	10,616,796	State Street Bank London	11/15/2013	43,118	—	43,118
	USD	290,563	HUF	66,000,000	Barclays Capital	10/22/2013	2,194	—	2,194
	USD	209,095	HUF	47,523,000	HSBC Bank PLC	11/15/2013	1,876	—	1,876
	USD	243,720	HUF	55,438,000	JPMorgan Chase Bank, N.A.	11/15/2013	1,989	—	1,989
	USD	105,300	INR	6,397,000	Merrill Lynch International
					Bank	10/28/2013	9,850	—	9,850
	USD	809,431	JPY	80,955,000	HSBC Bank PLC	9/6/2013	—	(15,091)	(15,091)
	USD	429,691	JPY	42,206,000	JPMorgan Chase Bank, N.A.	11/15/2013	—	(326)	(326)
	USD	361,234	JPY	35,445,000	State Street Bank London	11/18/2013	95	—	95
	USD	564,187	MYR	1,843,000	Barclays Bank PLC Wholesale	11/15/2013	5,562	—	5,562
	USD	226,741	MXN	2,965,000	State Street Bank London	9/24/2013	5,219	—	5,219
	USD	1,697,890	MXN	21,779,000	Goldman Sachs International	11/15/2013	77,962	—	77,962
	USD	270,893	MXN	3,509,510	Merrill Lynch International	11/15/2013	9,855	—	9,855
	USD	445,099	MXN	5,755,000	Credit Suisse Securities
					(Europe), Ltd.	11/19/2013	17,185	—	17,185
	USD	1,534,660	RUB	51,239,214	State Street Bank London	9/13/2013	448	—	448
	USD	531,925	PHP	23,551,000	HSBC Bank USA	10/16/2013	3,948	—	3,948
	USD	293,135	PLN	965,000	Deutsche Bank AG	9/24/2013	—	(5,080)	(5,080)
	USD	801,940	PLN	2,540,000	Barclays Capital	11/15/2013	19,421	—	19,421
	USD	151,143	GBP	100,000	Barclays Capital	10/10/2013	—	(3,784)	(3,784)
	USD	1,285,601	GBP	862,680	Royal Bank of Scotland PLC	10/10/2013	—	(50,920)	(50,920)
	USD	288,616	GBP	190,000	Morgan Stanley and
					Company International	10/22/2013	—	(5,717)	(5,717)
	USD	1,877,028	GBP	1,209,086	JPMorgan Chase Bank, N.A.	11/15/2013	4,340	—	4,340
	USD	107,964	GBP	70,098	State Street Bank London	11/15/2013	—	(607)	(607)
	USD	583,860	GBP	375,000	HSBC Bank PLC	11/25/2013	3,081	—	3,081
	USD	290,093	GBP	185,000	UBS AG London	11/25/2013	3,575	—	3,575
	USD	243,826	ZAR	2,480,000	Credit Suisse Securities
					(Europe), Ltd.	10/16/2013	4,134	—	4,134
	USD	252,369	ZAR	2,510,000	Barclays Capital	11/1/2013	10,379	—	10,379
	USD	104,902	ZAR	1,057,000	Goldman Sachs International	11/15/2013	3,208	—	3,208
	USD	222,200	ZAR	2,242,000	JPMorgan Chase Bank, N.A.	11/15/2013	6,497	—	6,497
	USD	585,876	KRW	681,960,000	Bank of America Merrill
					Lynch	9/12/2013	—	(28,290)	(28,290)
	USD	259,589	KRW	294,322,000	Barclays Bank	9/17/2013	—	(5,425)	(5,425)
	USD	51,414	KRW	58,386,000	JPMorgan Chase Bank, N.A.	9/17/2013	—	(1,158)	(1,158)
	USD	592,877	KRW	690,405,000	Standard Chartered Bank	9/17/2013	—	(28,778)	(28,778)
	USD	174,510	KRW	197,965,000	State Street Bank London	9/17/2013	—	(3,742)	(3,742)
	USD	195,706	CHF	180,206	State Street Bank London	11/12/2013	1,919	—	1,919
	USD	16,385	THB	534,000	State Street Bank London	11/15/2013	—	(137)	(137)
	USD	450,829	TRY	885,000	Deutsche Bank AG	9/23/2013	18,328	—	18,328
	USD	15,998	TRY	33,000	JPMorgan Chase Bank, N.A.	11/15/2013	41	—	41
	USD	1,807,654	TRY	3,579,385	Royal Bank of Scotland PLC	11/15/2013	76,935	—	76,935
	USD	260,659	CNY	1,614,000	Standard Chartered Bank	11/20/2013	—	(1,963)	(1,963)

							$844,646	($658,568)	$186,078

345

DERIVATIVE INSTRUMENTS, CONTINUED

Total Return Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund. During the year ended August 31, 2013, the fund held forward foreign currency contracts with USD notional values ranging from approximately $271.9 million to $917.7 million, as measured at each quarter end.

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Total Return Fund

	BRL	3,049,042	USD	1,306,786	Bank of America N.A.	9/4/2013	—	($28,871)	($28,871)
	BRL	2,743,098	USD	1,156,205	Barclays Capital	9/4/2013	—	(6,518)	(6,518)
	BRL	380,895	USD	160,546	BNP Paribas SA	9/4/2013	—	(905)	(905)
	BRL	703,871	USD	308,040	Citibank N.A.	9/4/2013	—	(13,033)	(13,033)
	BRL	23,968,580	USD	10,323,275	Credit Suisse International	11/4/2013	—	(411,326)	(411,326)
	BRL	5,960,801	USD	2,512,455	Credit Suisse International	9/4/2013	—	(14,163)	(14,163)
	BRL	2,480,387	USD	1,045,474	Deutsche Bank AG London	9/4/2013	—	(5,894)	(5,894)
	BRL	3,935,002	USD	1,658,589	Goldman Sachs Capital
					Markets LP	9/4/2013	—	(9,350)	(9,350)
	BRL	3,175,528	USD	1,338,473	JPMorgan Chase Bank	9/4/2013	—	(7,545)	(7,545)
	BRL	25,397,040	USD	10,582,100	Morgan Stanley Company,
					Inc.	9/4/2013	$62,314	—	62,314
	BRL	5,703,735	USD	2,404,103	UBS AG	9/4/2013	—	(13,552)	(13,552)
	CAD	8,569,000	USD	8,285,407	Barclays Bank PLC Wholesale	9/23/2013	—	(153,883)	(153,883)
	CAD	1,857,000	USD	1,753,963	Credit Suisse International	9/23/2013	8,231	—	8,231
	CAD	1,478,000	USD	1,420,573	Deutsche Bank AG London	9/23/2013	—	(18,030)	(18,030)
	CAD	6,084,000	USD	5,867,042	HSBC Bank USA	9/23/2013	—	(93,650)	(93,650)
	EUR	5,131,000	USD	6,847,320	Bank of America N.A.	9/3/2013	—	(65,934)	(65,934)
	EUR	1,304,000	USD	1,748,138	Citibank N.A.	9/17/2013	—	(24,639)	(24,639)
	EUR	1,053,000	USD	1,411,120	Credit Suisse International	9/17/2013	—	(19,368)	(19,368)
	GBP	2,090,000	USD	3,278,290	Citibank N.A.	9/12/2013	—	(39,617)	(39,617)
	MXN	5,375,774	USD	416,446	Bank of America N.A.	9/18/2013	—	(14,596)	(14,596)
	MXN	3,984,937	USD	294,363	Barclays Bank PLC Wholesale	9/18/2013	3,519	—	3,519
	MXN	10,561,415	USD	812,210	BNP Paribas SA	9/18/2013	—	(22,723)	(22,723)
	MXN	25,150,783	USD	1,980,299	Citibank N.A.	9/18/2013	—	(100,227)	(100,227)
	MXN	170,015,710	USD	13,189,737	Goldman Sachs Capital
					Markets LP	9/18/2013	—	(480,721)	(480,721)
	MXN	21,277,457	USD	1,675,747	HSBC Bank USA	9/18/2013	—	(85,214)	(85,214)
	MXN	13,578,977	USD	1,047,186	JPMorgan Chase Bank	9/18/2013	—	(32,131)	(32,131)
	MXN	38,911,376	USD	3,032,602	Morgan Stanley Company, Inc.	9/18/2013	—	(123,899)	(123,899)
	MXN	100,037,601	USD	7,840,919	UBS AG	9/18/2013	—	(362,907)	(362,907)
	USD	1,334,000	BRL	3,049,042	Bank of America N.A.	9/4/2013	56,085	—	56,085
	USD	1,207,490	BRL	2,743,098	Barclays Capital	9/4/2013	57,803	—	57,803
	USD	166,000	BRL	380,895	BNP Paribas SA	9/4/2013	6,359	—	6,359
	USD	297,522	BRL	703,871	Citibank N.A.	9/4/2013	2,515	—	2,515
	USD	2,603,214	BRL	5,960,801	Credit Suisse International	9/4/2013	104,922	—	104,922
	USD	1,094,000	BRL	2,480,387	Deutsche Bank AG London	9/4/2013	54,420	—	54,420
	USD	1,714,000	BRL	3,935,002	Goldman Sachs Capital
					Markets LP	9/4/2013	64,761	—	64,761
	USD	607,839	BRL	1,396,220	HSBC Bank USA	10/2/2013	26,385	—	26,385
	USD	1,380,000	BRL	3,175,528	JPMorgan Chase Bank	9/4/2013	49,072	—	49,072
	USD	10,517,897	BRL	25,397,040	Morgan Stanley Company, Inc.	10/2/2013	—	(58,665)	(58,665)
	USD	10,704,759	BRL	25,397,040	Morgan Stanley Company, Inc.	9/4/2013	60,345	—	60,345
	USD	2,503,665	BRL	5,703,735	UBS AG	9/4/2013	113,114	—	113,114
	USD	50,166,952	CAD	51,113,000	Deutsche Bank AG London	9/23/2013	1,663,441	—	1,663,441
	USD	6,848,074	EUR	5,131,000	Bank of America N.A.	10/2/2013	66,113	—	66,113
	USD	5,276,880	EUR	4,200,000	Bank of America N.A.	9/4/2013	—	(274,050)	(274,050)
	USD	1,012,480	EUR	800,000	BNP Paribas SA	8/1/2014	—	(46,175)	(46,175)
	USD	1,137,051	EUR	900,000	BNP Paribas SA	4/1/2014	—	(53,331)	(53,331)
	USD	1,138,500	EUR	900,000	BNP Paribas SA	7/1/2014	—	(52,280)	(52,280)
	USD	1,643,889	EUR	1,300,000	BNP Paribas SA	6/2/2014	—	(75,858)	(75,858)
	USD	4,466,203	EUR	3,379,000	Citibank N.A.	9/3/2013	348	—	348
	USD	887,145	EUR	700,000	Citibank N.A.	4/1/2014	—	(38,708)	(38,708)
	USD	1,394,800	EUR	1,100,000	Credit Suisse International	6/2/2014	—	(60,371)	(60,371)
	USD	2,331,365	EUR	1,752,000	Morgan Stanley Company, Inc.	9/3/2013	15,834	—	15,834
	USD	1,403,871	EUR	1,068,822	UBS AG	9/20/2013	—	(8,806)	(8,806)
	USD	1,893,555	EUR	1,500,000	UBS AG	9/4/2013	—	(88,920)	(88,920)

346

DERIVATIVE INSTRUMENTS, CONTINUED

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Total Return Fund, continued

	USD	21,922,892	GBP	14,111,000	BNP Paribas SA	9/12/2013	$56,424	—	$56,424
	USD	152,773	GBP	100,000	Royal Bank of Scotland PLC	9/12/2013	—	($2,187)	(2,187)
	USD	1,636,173	JPY	161,775,000	Bank of America N.A.	10/17/2013	—	(11,820)	(11,820)
	USD	159,933	JPY	15,800,000	Citibank N.A.	10/17/2013	—	(1,020)	(1,020)
	USD	482,497	JPY	48,100,000	HSBC Bank USA	10/17/2013	—	(7,496)	(7,496)
	USD	1,542,874	MXN	19,557,652	Bank of America N.A.	9/18/2013	80,900	—	80,900
	USD	2,022,230	MXN	25,830,039	Barclays Bank PLC Wholesale	9/18/2013	91,382	—	91,382
	USD	2,572,000	MXN	33,011,853	BNP Paribas SA	9/18/2013	104,298	—	104,298
	USD	2,159,214	MXN	27,475,928	Citibank N.A.	9/18/2013	105,333	—	105,333
	USD	501,000	MXN	6,286,298	Credit Suisse International	9/18/2013	31,087	—	31,087
	USD	388,000	MXN	4,973,312	Deutsche Bank AG London	9/18/2013	16,235	—	16,235
	USD	1,021,704	MXN	12,718,681	Deutsche Bank AG London	9/5/2013	69,862	—	69,862
	USD	612,000	MXN	7,696,920	Goldman Sachs Capital
					Markets LP	9/18/2013	36,640	—	36,640
	USD	6,639,000	MXN	84,692,856	HSBC Bank USA	9/18/2013	308,039	—	308,039
	USD	15,919,719	MXN	198,199,591	JPMorgan Chase Bank	9/18/2013	1,103,901	—	1,103,901
	USD	4,130,000	MXN	53,056,851	Morgan Stanley Company, Inc.	9/18/2013	163,894	—	163,894
	USD	231,000	MXN	2,899,812	Royal Bank of Canada	9/18/2013	14,233	—	14,233
	USD	2,337,126	MXN	30,070,734	UBS AG	9/18/2013	89,278	—	89,278

							$4,687,087	($2,928,383)	$1,758,704

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of Assets and Liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, a fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a fund.

During the year ended August 31, 2013 the funds purchased options for the following reasons: Global Bond Fund purchased options to manage against anticipated currency exchange rates, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund. Health Sciences Fund purchased options to manage against anticipated changes in securities markets and to gain exposure to certain securities. High Yield Fund purchased options to manage against potential credit events and to gain exposure to credit index. Real Return Bond Fund purchased options to gain exposure to manage against anticipated interest rate changes and to maintain diversity and liquidity of the fund. The following table summarizes the approximate range of market values of purchased options held by the funds during the year ended August 31, 2013, as measured at each quarter end. At August 31, 2013, Health Sciences Fund and High Yield Fund held no purchased options.

Fund	Market Value Range

Global Bond Fund	$1.9 thousand to $1.3 million
Health Sciences Fund	up to $148.2 thousand
High Yield Fund	up to $364.4 thousand
Real Return Bond Fund	$87.9 thousand to $451.0 thousand

The following tables summarize the funds’ written options activities during the year ended August 31, 2013. In addition, the tables detail how the funds used written option contracts during the year ended August 31, 2013, and the contracts held at August 31, 2013.

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Capital Appreciation Value Fund

Outstanding, beginning of period	52,447	$7,333,280
Options written	42,643	7,248,262
Option closed	(30,705)	(4,048,661)
Options exercised	(29,884)	(4,639,583)
Options expired	(12,317)	(1,492,785)
Outstanding, end of period	22,184	$4,400,513

347

DERIVATIVE INSTRUMENTS, CONTINUED

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Global Bond Fund
Outstanding, beginning of period	199,500,000	$2,603,355
Options written	1,544,976,767	3,256,414
Option closed	(226,671,036)	(1,376,858)
Options exercised	(601,869,589)	(1,229,642)
Options expired	(813,536,000)	(2,177,993)
Outstanding, end of period	102,400,142	$1,075,276

Health Sciences Fund
Outstanding, beginning of period	10,046	$6,134,358
Options written	7,880	4,176,576
Option closed	(5,809)	(3,200,346)
Options exercised	(2,008)	(1,066,296)
Options expired	(7,179)	(3,901,335)
Outstanding, end of period	2,930	$2,142,957

High Yield Fund
Outstanding, beginning of period	206,774,000	$1,114,941
Options written	241,550,000	1,334,657
Option closed	(19,206,000)	(249,882)
Options exercised	(65,300,000)	(306,670)
Options expired	(363,818,000)	(1,893,046)
Outstanding, end of period	—	—

Real Return Bond Fund
Outstanding, beginning of period	183,300,000	$1,368,750
Options written	1,075,200,090	2,110,078
Option closed	(83,600,010)	(501,176)
Options exercised	(41,600,045)	(288,466)
Options expired	(979,700,035)	(1,475,083)
Outstanding, end of period	153,600,000	$1,214,103

Redwood Fund
Outstanding, beginning of period	113,284	$91,766,043
Options written	273,206	193,081,764
Option closed	(193,996)	(147,844,647)
Options exercised	(75,763)	(53,203,450)
Options expired	(4,339)	(770,448)
Outstanding, end of period	112,392	$83,029,262

Total Return Fund
Outstanding, beginning of period	752,300,000	$3,789,811
Options written	1,357,900,448	3,978,322
Option closed	(109,000,000)	(536,612)
Options exercised	(63,900,242)	(416,484)
Options expired	(1,286,700,206)	(4,768,717)
Outstanding, end of period	650,600,000	$2,046,320

Options on Securities

Capital Appreciation Value Fund

The fund used written options to manage against anticipated changes in securities markets.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Capital Appreciation
Value Fund	CALLS

	Accenture PLC, Class A	$82.50	Jan 2014	387	$107,010	($24,188)
	Accenture PLC, Class A	80.00	Jan 2014	277	92,419	(29,085)
	Accenture PLC, Class A	85.00	Jan 2014	110	27,758	(4,400)
	IBM Corp.	230.00	Jan 2014	790	329,778	(11,455)
	JPMorgan Chase & Company	45.00	Jan 2014	949	247,683	(597,868)
	JPMorgan Chase & Company	55.00	Jan 2014	1,183	138,380	(111,794)
	Pfizer, Inc.	27.00	Jan 2014	2,638	324,317	(507,815)
	Philip Morris International, Inc.	97.50	Jan 2014	223	48,613	(3,680)
	Philip Morris International, Inc.	95.00	Jan 2014	223	65,115	(6,802)
	The Procter & Gamble Company	75.00	Jan 2014	1,217	126,064	(584,160)
	The Walt Disney Company	70.00	Jan 2014	837	149,823	(43,524)
	The Walt Disney Company	57.50	Jan 2014	424	89,778	(216,240)
	The Walt Disney Company	55.00	Jan 2014	424	131,236	(293,620)
	The Williams Companies, Inc.	40.00	Jan 2014	858	74,644	(73,788)
	U.S. Bancorp	35.00	Jan 2014	2,136	264,982	(448,560)
	U.S. Bancorp	37.00	Jan 2014	3,699	258,038	(388,395)

348

DERIVATIVE INSTRUMENTS, CONTINUED

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Capital Appreciation
Value Fund, continued	CALLS

	United Technologies Corp.	$105.00	Jan 2014	412	$116,035	($102,588)
	Zoetis, Inc.	35.00	Oct 2013	328	70,509	(820)

				17,115	$2,662,182	($3,448,782)

Health Sciences Fund

The fund used written options to manage against anticipated changes in securities markets and to maintain diversity and liquidity of the portfolio.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Health Sciences Fund	CALLS

	Alexion Pharmaceuticals, Inc.	$110.00	Jan 2014	15	$15,555	($13,650)
	Alexion Pharmaceuticals, Inc.	115.00	Jan 2014	15	12,930	(10,350)
	Alkermes PLC	37.00	Nov 2013	64	15,814	(4,000)
	Amgen, Inc.	97.50	Jan 2014	69	15,387	(99,188)
	Catamaran Corp.	55.00	Oct 2013	252	70,907	(54,180)
	Intuitive Surgical, Inc.	680.00	Jan 2014	18	45,485	(945)
	Regeneron Pharmaceuticals, Inc.	200.00	Sep 2013	69	81,516	(293,250)
	Zimmer Holdings, Inc.	80.00	Jan 2014	91	24,751	(33,215)

				593	$282,345	($508,778)

	PUTS

	Agilent Technologies, Inc.	$45.00	Jan 2014	143	$115,395	($35,035)
	Alexion Pharmaceuticals, Inc.	110.00	Jan 2014	29	72,411	(32,334)
	Alexion Pharmaceuticals, Inc.	115.00	Jan 2014	29	72,121	(40,455)
	Amerisourcebergen Corp.	45.00	Jan 2014	24	11,277	(840)
	Bristol-Myers Squibb Company	35.00	Jan 2014	183	66,702	(12,353)
	Centene Corp.	40.00	Jan 2014	48	32,495	(2,040)
	Edwards Lifesciences Corp	100.00	Jan 2014	24	36,527	(71,760)
	Eli Lilly & Company	55.00	Jan 2014	96	62,113	(48,960)
	Express Scripts Holding Company	55.00	Jan 2014	10	7,170	(970)
	Forest Laboratories, Inc.	40.00	Jan 2014	285	141,732	(42,750)
	Gilead Sciences, Inc.	35.00	Jan 2014	52	30,861	(754)
	Gilead Sciences, Inc.	42.50	Jan 2014	190	121,675	(9,405)
	Humana, Inc.	80.00	Jan 2014	19	29,172	(3,943)
	Medivation, Inc.	55.00	Jan 2014	168	194,501	(131,459)
	Merck & Company Inc.	45.00	Jan 2014	114	60,532	(18,924)
	Nuance Communications, Inc.	25.00	Jan 2014	22	15,554	(13,640)
	Onyx Pharmaceuticals, Inc.	75.00	Jan 2014	43	59,810	(108)
	Onyx Pharmaceuticals, Inc.	90.00	Jan 2014	57	94,824	(1,283)
	Pfizer, Inc.	27.00	Jan 2014	320	80,174	(29,440)
	Pharmacyclics, Inc.	50.00	Jan 2014	14	16,761	(595)
	Sarepta Therapeutics, Inc.	40.00	Jan 2014	58	105,674	(54,520)
	St Jude Medical, Inc.	30.00	Jan 2014	29	10,933	(363)
	St Jude Medical, Inc.	45.00	Jan 2014	33	34,633	(4,538)
	Stryker Corp	60.00	Jan 2014	48	36,455	(6,960)
	Teva Pharmaceutical Industries	45.00	Jan 2014	46	36,661	(32,429)
	Unitedhealth Group, Inc.	60.00	Jan 2014	80	74,443	(8,560)
	Vertex Pharmaceuticals, Inc.	60.00	Jan 2014	91	153,287	(21,384)
	Viropharma, Inc.	30.00	Jan 2014	14	11,445	(3,955)
	Wellpoint, Inc.	70.00	Jan 2014	68	75,274	(7,106)

				2,337	$1,860,612	($636,863)

Redwood Fund

The fund used written options to manage against anticipated changes in securities markets, to gain exposure to certain securities and to maintain diversity and liquidity of the fund.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Redwood Fund	CALLS

	Abercrombie & Fitch Company, Class A	$31.00	Feb 2014	602	$518,892	($377,755)
	Aetna, Inc.	40.00	Jan 2014	90	100,974	(211,275)
	Akamai Technologies, Inc.	37.00	Feb 2014	1,030	1,155,601	(1,073,775)
	Allergan, Inc.	85.00	Jan 2014	1,046	2,567,310	(758,350)
	Anadarko Petroleum Corp.	77.50	Jan 2014	1,175	1,653,152	(1,830,063)
	Bristol-Myers Squibb Company	37.00	Jan 2014	1,129	589,285	(598,370)
	Broadcom Corp., Class A	30.00	Jan 2014	2,688	1,881,456	(157,248)

349

DERIVATIVE INSTRUMENTS, CONTINUED

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Redwood Fund, continued	CALLS

	Cameron International Corp.	$47.00	Jan 2014	1,704	$2,373,424	($1,874,400)
	CBS Corp., Class B	35.00	Jan 2014	873	1,223,886	(1,510,290)
	CBS Corp., Class B	37.00	Jan 2014	1,767	3,086,829	(2,783,025)
	CitiGroup, Inc.	45.00	Jan 2014	3,686	2,838,031	(2,460,405)
	Citrix Systems, Inc.	55.00	Jan 2014	927	1,590,661	(1,552,725)
	Coach, Inc.	50.00	Jan 2014	1,490	2,042,688	(715,200)
	Danaher Corp.	47.00	Jan 2014	1,877	1,617,883	(3,509,990)
	Deere & Company	80.00	Jan 2014	735	859,903	(463,050)
	eBay, Inc.	45.00	Jan 2014	670	594,254	(452,250)
	Edwards Lifesciences Corp.	60.00	Jan 2014	1,374	1,225,535	(1,655,670)
	EOG Resources, Inc.	97.50	Jan 2014	873	3,349,593	(5,218,358)
	Estee Lauder Companies, Inc., Class A	52.50	Jan 2014	1,576	2,262,181	(2,119,720)
	Expedia, Inc.	42.00	Jan 2014	900	942,250	(648,000)
	Expeditors International	32.50	Nov 2013	2,438	1,301,771	(1,999,160)
	Express Scripts Holding Company	52.50	Jan 2014	1,593	1,667,773	(1,923,548)
	F5 Networks, Inc.	80.00	Jan 2014	646	1,677,742	(620,160)
	HCA Holdings, Inc.	33.00	Jan 2014	4,234	3,839,992	(2,603,910)
	Hewlett-Packard Company	20.00	Jan 2014	1,831	1,111,329	(595,075)
	Hewlett-Packard Company	19.00	Nov 2013	3,859	1,628,316	(1,379,593)
	JPMorgan Chase & Company	42.00	Jan 2014	931	700,061	(823,935)
	Juniper Networks, Inc.	18.00	Jan 2014	3,466	1,365,449	(757,321)
	Las Vegas Sands Corp.	44.25	Jan 2014	2,998	4,652,702	(4,279,645)
	Lennar Corp., Class A	35.00	Jan 2014	1,504	1,423,447	(309,824)
	LyondellBasell Industries, Class A	42.75	Jan 2014	7	13,978	(19,040)
	Mead Johnson Nutrition Company	70.00	Jan 2014	1,427	1,894,969	(1,048,845)
	Microsoft Corp.	27.00	Jan 2014	2,942	1,074,589	(1,956,430)
	Monster Beverage Corp.	40.00	Sep 2013	1,564	1,684,331	(2,705,720)
	Oracle Corp.	30.00	Jan 2014	4,872	3,298,086	(1,451,856)
	Owens Corning	25.00	Jan 2014	2,285	2,529,367	(2,913,375)
	The Procter & Gamble Company	70.00	Jan 2014	1,163	1,220,503	(1,017,625)
	Schlumberger, Ltd.	62.50	Jan 2014	721	825,314	(1,380,714)
	Schlumberger, Ltd.	65.00	Jan 2014	528	596,079	(880,440)
	Thoratec Corp.	27.00	Jan 2014	1,683	1,063,569	(1,582,020)
	United Rentals, Inc.	27.00	Jan 2014	1,884	3,249,772	(5,237,519)
	United States Steel Corp.	20.00	Jan 2014	3,620	2,200,774	(387,340)
	UnitedHealth Group, Inc.	60.00	Jan 2014	2,192	2,053,786	(2,723,560)
	Walgreen Company	40.00	Jan 2014	764	498,090	(664,680)
	Whole Foods Market, Inc.	36.50	Jan 2014	1,306	1,816,967	(2,138,575)
	Yum! Brands, Inc.	60.00	Oct 2013	774	583,554	(793,350)

				77,444	$76,446,098	($72,163,179)

	PUTS

	American Express Company	$45.00	Jan 2014	3,400	$686,678	($47,600)
	AT&T, Inc.	32.00	Jan 2014	3,158	391,464	(339,485)
	Boeing Company	85.00	Feb 2014	1,090	237,575	(194,020)
	Cardinal Health, Inc.	40.00	Jan 2014	2,387	398,530	(65,643)
	Caterpillar, Inc.	80.00	Jan 2014	1,158	598,629	(457,409)
	Google, Inc., Class A	545.00	Jan 2014	351	915,026	(27,203)
	Intel Corp.	21.00	Jan 2014	1,242	93,101	(116,748)
	Intel Corp.	22.00	Jan 2014	1,206	118,140	(167,634)
	JPMorgan Chase & Company	42.00	Jan 2014	902	182,166	(62,689)
	JPMorgan Chase & Company	45.00	Jun 2014	1,034	198,486	(258,500)
	Lockheed Martin Corp.	90.00	Jan 2014	624	86,711	(32,760)
	Micron Technology Inc.	11.00	Oct 2013	4,195	213,783	(98,583)
	Morgan Stanley	17.00	Jan 2014	3,786	658,682	(306,666)
	Qualcomm, Inc.	50.00	Jan 2014	1,287	440,096	(297,297)
	Safeway, Inc.	20.00	Jan 2014	3,953	410,954	(108,707)
	United Continental Holdings	27.00	Dec 2013	976	153,192	(218,624)
	United Continental Holdings	20.00	Jan 2014	2,911	494,749	(180,482)
	Weight Watchers International, Inc.	40.00	Jan 2014	1,288	305,202	(747,040)

				34,948	$6,583,164	($3,727,090)

350

DERIVATIVE INSTRUMENTS, CONTINUED

Over the counter options on securities

Capital Appreciation Value Fund

The fund used written options to manage against anticipated changes in securities markets.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Capital Appreciation
Value Fund	CALLS

	Apache Corp.	$90.00	Jan 2014	183	$34,862	($68,168)
	Consolidated Edison, Inc.	60.00	Jan 2014	398	15,920	(23,880)
	Consolidated Edison, Inc.	60.00	Jan 2015	398	62,486	(76,615)
	Lowe’s Companies, Inc.	45.00	Jan 2014	833	175,763	(266,560)
	Lowe’s Companies, Inc.	46.00	Jan 2014	207	53,406	(55,683)
	Lowe’s Companies, Inc.	42.00	Oct 2013	416	154,751	(177,840)
	NRG Energy, Inc.	25.00	Jan 2014	444	148,518	(117,660)
	NRG Energy, Inc.	27.00	Jan 2014	445	96,565	(73,425)
	PepsiCo, Inc.	77.50	Jan 2014	805	383,180	(326,025)
	PepsiCo, Inc.	75.00	Jan 2014	940	612,880	(538,150)

				5,069	$1,738,331	($1,724,006)

Options on Exchange-Traded Future Contracts

Global Bond Fund

The fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Global Bond Fund	CALLS

	EURIBOR	$99.50	Dec 2014	71	$46,788	($38,708)

				71	$46,788	($38,708)

	PUTS

	EURIBOR	$99.50	Dec 2014	71	$60,421	($63,340)

				71	$60,421	($63,340)

Real Return Bond Fund

The fund used written options on exchange-traded future contracts to manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

At August 31, 2013 the fund held no written options on exchange-traded futures contracts.

Total Return Fund

The fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the fund. At August 31, 2013 the fund held no written options on exchange-traded futures contracts.

Foreign Currency Options

Global Bond Fund

The fund used foreign currency options to manage against anticipated changes in currency exchange rates. At August 31, 2013, the fund held no foreign currency options.

Real Return Bond Fund

The fund used foreign currency options to manage against anticipated changes in currency exchange rates. At August 31, 2013, the fund held no foreign currency options.

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Fund

The fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund	CALLS

	1-Year Interest Rate Swap	Deutsche Bank AG	3 Month EURIBOR	Receive	0.40%	Mar 2014	EUR	8,100,000	$14,676	($6,892)
	1-Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month EURIBOR	Receive	0.40%	Mar 2014	EUR	9,800,000	18,865	(8,339)

									$33,541	($15,231)

351

DERIVATIVE INSTRUMENTS, CONTINUED

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund,
continued	PUTS

	1-Year Interest Rate Swap	Royal Bank of	3 Month EURIBOR	Receive	0.40%	Mar 2014	EUR	9,800,000	$18,865	($20,550)
		Scotland PLC
	1-Year Interest Rate Swap	Deutsche Bank AG	3 Month EURIBOR	Receive	0.40%	Mar 2014	EUR	8,100,000	16,510	(16,985)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	4,900,000	12,785	(90,479)
	5-Year Interest Rate Swap	Morgan Stanley Capital	3-Month USD LIBOR	Receive	1.90%	Oct 2013	USD	2,400,000	9,240	(17,400)
		Services, Inc.
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	13,000,000	245,040	(605,189)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	4,000,000	13,300	(73,860)
	5-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP LIBOR	Receive	1.75%	Oct 2013	GBP	3,400,000	20,197	(45,903)
	5-Year Interest Rate Swap	Morgan Stanley Capital	6-Month GBP LIBOR	Receive	1.75%	Oct 2013	GBP	2,600,000	19,050	(35,103)
		Services, Inc.
	5-Year Interest Rate Swap	Goldman Sachs Capital	3-Month USD LIBOR	Receive	1.90%	Oct 2013	USD	4,500,000	16,335	(32,625)
		Markets, L.P.
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	21,000,000	399,000	(977,612)
	10-Year Interest Rate Swap	Goldman Sachs Capital	3-Month USD LIBOR	Receive	2.90%	Sep 2013	USD	100,000	1,457	(1,562)
		Markets, L.P.
	10-Year Interest Rate Swap	Morgan Stanley Capital	3-Month USD LIBOR	Receive	2.90%	Sep 2013	USD	5,000,000	86,532	(78,074)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.90%	Sep 2013	USD	2,000,000	34,685	(31,230)
									$892,996	($2,026,572)

Real Return Bond Fund

The fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Real Return
Bond Fund	CALLS

	2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EURIBOR	Receive	0.50%	Oct 2013	EUR	1,300,000	$1,207	($344)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	1,500,000	1,050	—
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	1,100,000	770	—
	5-Year Interest Rate Swap	Morgan Stanley Capital	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	7,200,000	4,035	(1)
		Services, Inc.
	10-Year Interest Rate Swap	The Royal Bank of	3-Month USD LIBOR	Receive	1.90%	Sep 2013	USD	1,500,000	4,725	—
		Scotland PLC
	10-Year Interest Rate Swap	The Royal Bank of	3-Month USD LIBOR	Receive	2.50%	Jan 2014	USD	17,300,000	117,070	(72,124)
		Scotland PLC

									$128,857	($72,469)

	PUTS

	2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EURIBOR	Receive	0.75%	Oct 2013	EUR	1,300,000	$2,069	($1,921)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	4,000,000	10,428	(73,860)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.25%	Sep 2013	USD	1,500,000	3,750	(38,665)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	3,000,000	9,975	(55,395)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.25%	Sep 2013	USD	1,100,000	2,970	(28,355)
	5-Year Interest Rate Swap	Morgan Stanley Capital	3-Month USD LIBOR	Receive	1.25%	Sep 2013	USD	7,200,000	18,145	(185,594)
		Services, Inc.
	5-Year Interest Rate Swap	Morgan Stanley Capital	3-Month USD LIBOR	Receive	1.45%	Sep 2013	USD	12,100,000	61,335	(193,939)
		Services, Inc.
	5-Year Interest Rate Swap	Goldman Sachs Capital	3-Month USD LIBOR	Receive	1.50%	Oct 2013	USD	11,600,000	32,135	(232,116)
		Markets, L.P.
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.85%	Apr 2014	USD	16,900,000	202,800	(125,820)
	10-Year Interest Rate Swap	The Royal Bank of	3-Month USD LIBOR	Receive	2.40%	Sep 2013	USD	1,500,000	10,800	(74,954)
		Scotland PLC
	10-Year Interest Rate Swap	Goldman Sachs Capital	3-Month USD LIBOR	Receive	2.90%	Sep 2013	USD	800,000	11,653	(12,492)
		Markets, L.P.
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.90%	Sep 2013	USD	4,700,000	81,510	(73,390)
	10-Year Interest Rate Swap	Morgan Stanley Capital	3-Month USD LIBOR	Receive	2.90%	Sep 2013	USD	13,000,000	224,981	(202,995)
		Services, Inc.
	10-Year Interest Rate Swap	The Royal Bank of	3-Month USD LIBOR	Receive	3.50%	Jan 2014	USD	17,300,000	168,695	(222,841)
		Scotland PLC
									$841,246	($1,522,337)

352

DERIVATIVE INSTRUMENTS, CONTINUED

Total Return Fund

The fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

				PAY /
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	CALLS

	1-Year Interest Rate Swap	Goldman Sachs Capital	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	3,300,000	$6,805	($2,808)
		Markets, L.P.
	1-Year Interest Rate Swap	Bank of America N.A.	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	13,500,000	25,228	(11,486)
	1-Year Interest Rate Swap	Barclays Bank PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	3,300,000	6,380	(2,808)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	9,400,000	6,580	(1)
	5-Year Interest Rate Swap	Morgan Stanley Capital	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	31,300,000	17,165	(3)
		Services, Inc.
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	0.80%	Sep 2013	USD	12,400,000	7,440	(1)
	5-Year Interest Rate Swap	The Royal Bank of	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	12,200,000	4,880	(1)
		Scotland PLC
	5-Year Interest Rate Swap	Morgan Stanley Capital	3-Month USD LIBOR	Receive	1.00%	Sep 2013	USD	17,600,000	17,600	(2)
		Services, Inc.
	5-Year Interest Rate Swap	Morgan Stanley Capital	3-Month USD LIBOR	Receive	1.10%	Sep 2013	USD	103,200,000	123,840	(10)
		Services, Inc.

									$215,918	($17,120)

	PUTS

	1-Year Interest Rate Swap	Bank of America N.A.	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	13,500,000	$30,013	($28,309)
	1-Year Interest Rate Swap	Goldman Sachs Capital	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	3,300,000	6,805	(6,920)
		Markets, L.P.
	1-Year Interest Rate Swap	Barclays Bank PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	3,300,000	7,230	(6,920)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	14,300,000	47,165	(264,050)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	14,400,000	37,272	(265,896)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.25%	Sep 2013	USD	9,400,000	25,379	(242,303)
	5-Year Interest Rate Swap	Morgan Stanley Capital	3-Month USD LIBOR	Receive	1.25%	Sep 2013	USD	31,300,000	79,945	(806,820)
		Services, Inc.
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.00%	Sep 2013	USD	12,400,000	73,160	(470,741)
	5-Year Interest Rate Swap	The Royal Bank of	3-Month USD LIBOR	Receive	1.10%	Sep 2013	USD	12,200,000	46,970	(403,674)
		Scotland PLC
	5-Year Interest Rate Swap	Goldman Sachs Capital	3-Month USD LIBOR	Receive	1.50%	Oct 2013	USD	52,100,000	143,450	(1,042,521)
		Markets, L.P.
	5-Year Interest Rate Swap	Morgan Stanley Capital	3-Month USD LIBOR	Receive	1.45%	Sep 2013	USD	46,200,000	224,345	(740,494)
		Services, Inc.
	5-Year Interest Rate Swap	Morgan Stanley Capital	3-Month USD LIBOR	Receive	1.65%	Sep 2013	USD	103,200,000	247,680	(654,494)
		Services, Inc.
	10-Year Interest Rate Swap	Goldman Sachs Capital	3-Month USD LIBOR	Receive	2.90%	Sep 2013	USD	6,900,000	100,510	(107,744)
		Markets, L.P.
	10-Year Interest Rate Swap	The Royal Bank of	3-Month USD LIBOR	Receive	2.90%	Sep 2013	USD	7,400,000	121,730	(115,551)
		Scotland PLC
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.90%	Sep 2013	USD	3,600,000	59,040	(56,214)
	5-Year Interest Rate Swap	Goldman Sachs Capital	3-Month USD LIBOR	Receive	1.90%	Oct 2013	USD	23,700,000	72,878	(171,825)
		Markets, L.P.
	5-Year Interest Rate Swap	Morgan Stanley Capital	3-Month USD LIBOR	Receive	1.75%	Nov 2013	USD	30,000,000	265,600	(448,200)
		Services, Inc.
									$1,589,172	($5,832,676)

Credit Default Swaptions

A credit default swaption is an option to enter into a credit default swap.

High Yield Fund

The fund used credit default swaptions to manage against potential credit events. At August 31, 2013, the fund held no credit default swaption contracts.

Total Return Fund

The fund used credit default swaptions to manage against potential credit events.

				BUY/SELL	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	CALLS

	5-Year Credit Default Swap	Citibank N.A.	CDX.IG20	Sell	0.65%	Sep 2013	USD	6,700,000	$4,690	($138)
	5-Year Credit Default Swap	Bank of America N.A.	CDX.IG20	Sell	0.65%	Sep 2013	USD	6,700,000	3,350	(138)
	5-Year Credit Default Swap	Citibank N.A.	CDX.IG20	Sell	0.70%	Sep 2013	USD	5,000,000	4,250	(441)
	5-Year Credit Default Swap	Bank of America N.A.	CDX.IG20	Sell	0.65%	Dec 2013	USD	8,800,000	7,140	(4,054)
									$19,430	($4,771)

353

DERIVATIVE INSTRUMENTS, CONTINUED

				BUY/SELL	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund,
continued	PUTS

	5-Year Credit Default Swap	Bank of America N.A.	CDX.IG20	Sell	1.00%	Dec 2013	USD	8,800,000	$20,750	($29,569)
									$20,750	($29,569)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor”.

Global Bond Fund

The fund used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund	Floor-OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] –	Sep 2020	USD	1,700,000	$21,930	($2,083)
				(Index Final/Index Initial)) or $0
	Floor-OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((1+0.0%)[10] –	Oct 2020	USD	2,000,000	19,600	(3,053)
				(Index Final/Index Initial)) or $0

								$41,530	($5,136)

Real Return Bond Fund

The fund used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Real Return Bond Fund	Floor-OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] –	Apr 2020	USD	23,900,000	$213,520	($29,667)
				(Index Final/Index Initial)) or $0
	Floor-OTC CPURNSA Index	Deutsche Bank AG	0*	Maximum of ((1+0.0%)[10] –	Jan 2018	USD	900,000	8,730	(2,093)
				(Index Final/Index Initial)) or $0
	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	2,900,000	21,750	(3,901)
				(Index Final/Index Initial)) or $0

								$244,000	($35,661)

* The floor level is zero. The starting index value will be determined in January 2014, using the index value from October 2013.

Total Return Fund

The fund used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.95	Maximum of ((1+0.0%)10 –	Mar 2020	USD	1,600,000	$12,000	($2,152)
				(Index Final/Index Initial)) or $0
	Floor-OTC CPURNSA Index	Citibank N.A.	215.95	Maximum of ((1+0.0%)10–	Mar 2020	USD	4,500,000	38,060	(5,702)
				(Index Final/Index Initial)) or $0
	Floor-OTC CPURNSA Index	Citibank N.A.	216.69	Maximum of ((1+0.0%)10 –	Apr 2020	USD	11,000,000	98,100	(13,654)
				(Index Final/Index Initial)) or $0
	Floor-OTC CPURNSA Index	Citibank N.A.	217.97	Maximum of ((1+0.0%)10 –	Sep 2020	USD	4,100,000	52,890	(5,023)
				(Index Final/Index Initial)) or $0

								$201,050	($26,531)

Swaps. Swap agreements are agreements between a fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by a fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of Assets and Liabilities. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the contracts held at August 31, 2013, and the range of notional contract amounts held by the funds during the year ended August 31, 2013. In addition, the tables detail how the funds used interest rate swap contracts during the year ended August 31, 2013.

354

DERIVATIVE INSTRUMENTS, CONTINUED

Global Bond Fund

The fund used interest rate swaps to manage against anticipated interest rate changes, manage duration, maintain diversity and liquidity of the fund and as a gain exposure to foreign bond markets. During the year ended August 31, 2013, the fund held interest rate swaps with total USD notional amounts ranging from approximately $76.3 million to $197.6 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	3,969,138	BRL	$2,807,674	BRL-Interbank-Deposit-	Fixed 8.91%	Jan 2017	($39,107)	($100,828)	($139,935)
					Rate-Annualized
	Barclays	4,300,000	MXN	338,338	MXN-TIIE-Banxico	Fixed 5.75%	Feb 2023	(3,401)	(24,756)	(28,157)
	HSBC Bank USA	5,700,000	MXN	448,494	MXN-TIIE-Banxico	Fixed 5.75%	Feb 2023	(3,830)	(33,494)	(37,324)
	HSBC Bank USA	40,400,000	MXN	3,061,313	MXN-TIIE-Banxico	Fixed 5.00%	Jun 2018	(52,424)	(65,165)	(117,589)
	Morgan Stanley Capital Services, Inc.	4,100,000	MXN	337,456	MXN-TIIE-Banxico	Fixed 6.59%	Dec 2015	(2,112)	13,837	11,725
	Exchange Cleared Swaps

		6,700,000	EUR	8,922,721	EUR-EURIBOR-Reuters	Fixed 0.75%	Mar 2015	714	(714)	—
		83,900,000	GBP	134,139,126	GBP-LIBOR-BBA	Fixed 1.00%	Jun 2015	145,793	(44,506)	101,287
		20,200,000	USD	20,200,000	Fixed 1.70%	3 Month LIBOR	Mar 2018	(217,989)	(2,816)	(220,805)
		1,800,000	CAD	1,749,186	Fixed 2.30%	CAD-BA-CDOR	Jun 2023	28,525	79,571	108,096
		1,060,000,000	JPY	10,920,893	JPY-LIBOR-BBA	Fixed 1.50%	Jun 2033	(94,568)	(223,524)	(318,092)
		400,000	USD	400,000	3 Month LIBOR	Fixed 2.65%	Jul 2023	(2,854)	(6,512)	(9,366)
		300,000	EUR	393,045	Fixed 2.00%	EUR-EURIBOR-Reuters	Sep 2023	(463)	7,924	7,461

				$183,718,246				($241,716)	($400,983)	($642,699)

Investment Quality Bond Fund

The fund used interest rate swaps to manage against anticipated interest rate changes. During the year ended August 31, 2013, the fund held interest rate swaps with total USD notional amounts ranging up to approximately $3.4 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	JPMorgan Chase Bank, N.A.	2,480,000	USD	$2,480,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	—	($299,482)	($299,482)
	JPMorgan Chase Bank, N.A.	925,000	USD	925,000	Fixed 3.425%	3 Month LIBOR	July 2039	—	34,253	34,253

				$3,405,000				—	($265,229)	($265,229)

Real Return Bond Fund

The fund used interest rate swaps to manage against anticipated interest rate changes, manage duration, maintain diversity and liquidity of the fund and as a gain exposure to foreign bond markets. During the year ended August 31, 2013, the fund held interest rate swaps with total USD notional amounts ranging from approximately $67.7 million to $103.6 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Deutsche Bank AG	8,538,193	BRL	$5,103,343	CDI	Fixed 8.485%	Jan 2015	($1,527)	($74,942)	($76,469)
	Goldman Sachs	6,687,274	BRL	3,927,492	CDI	Fixed 8.255%	Jan 2015	9,844	(62,899)	(53,055)
	Goldman Sachs	3,602,717	BRL	2,548,077	CDI	Fixed 8.30%	Jan 2017	6,822	(161,678)	(154,856)
	HSBC Bank USA	27,411,412	BRL	15,858,544	CDI	Fixed 8.825%	Jan 2015	190,541	(247,263)	(56,722)
	JPMorgan Chase Bank, N.A.	86,282	BRL	51,112	CDI	Fixed 7.90%	Jan 2015	(357)	(681)	(1,038)
	Morgan Stanley Capital Services, Inc.	8,228,279	BRL	4,907,975	CDI	Fixed 8.27%	Jan 2015	(15,675)	(69,488)	(85,163)
	UBS AG	27,626,670	BRL	16,369,338	CDI	Fixed 8.56%	Jan 2015	12,152	(246,127)	(233,975)
	UBS AG	42,497,171	BRL	29,812,770	CDI	Fixed 8.15%	Jan 2017	(61,614)	(1,886,118)	(1,947,732)
	Exchange Cleared Swaps

		490,000,000	JPY	4,995,667	Fixed 1.00%	JPY-LIBOR-BBA	Sep 2023	(24,899)	(10,782)	(35,681)
		9,700,000	USD	9,700,000	Fixed 2.75%	3 Month LIBOR	Jun 2043	570,860	1,140,896	1,711,756
		10,300,000	USD	10,300,000	Fixed 3.50%	3 Month LIBOR	Dec 2043	547,243	(50,989)	496,254

				$103,574,318				$1,233,390	($1,670,071)	($436,681)

Spectrum Income Fund

The fund used interest rate swaps to manage duration, manage against anticipated interest rate changes, gain exposure to treasuries market, temporary substitute for securities purchased and maintain diversity and liquidity of the fund. During the year ended August 31, 2013, the fund held interest rate swaps with total USD notional amounts ranging up to approximately $1.9 million, as measured at each quarter end. At August 31, 2013, the fund held no interest rate swap contracts.

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Total Return Fund

The fund used interest rate swaps to manage against anticipated interest rate changes, manage duration, maintain diversity and liquidity of the fund and as a gain exposure to foreign bond markets. During the year ended August 31, 2013, the fund held interest rate swaps with total USD notional amounts ranging from approximately $172.4 million to $630.8 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	Bank of America N.A.	8,700,000	MXN	$673,609	MXN-TIIE-Banxico	Fixed 5.5%	Sep 2022	($11,519)	($51,711)	($63,230)
	Bank of America N.A.	861,894	BRL	644,522	BRL-Interbank-Deposit-	Fixed 8.86%	Jan 2017	1,017	(28,932)	(27,915)
					Rate-Annualized
	Bank of America N.A.	613,196	BRL	437,828	BRL-Interbank-Deposit-	Fixed 10.63%	Jan 2017	(337)	(8,209)	(8,546)
					Rate-Annualized
	Barclays Bank PLC	9,900,000	MXN	739,797	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	3,018	6,351	9,369
	Barclays Bank PLC	54,400,000	MXN	3,956,516	MXN-TIIE-Banxico	Fixed 5.5%	Sep 2017	(7,313)	(8,519)	(15,832)
	Barclays Bank PLC	3,300,000	MXN	255,989	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(9,266)	(13,432)	(22,698)
	Barclays Bank PLC	7,600,000	MXN	589,456	MXN-TIIE-Banxico	Fixed 6.00%	Jun 2023	(12,943)	(28,814)	(41,757)
	BNP Paribas	3,700,000	MXN	291,439	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(4,654)	(20,795)	(25,449)
	Deutsche Bank AG	1,310,183	BRL	1,006,543	BRL-Interbank-Deposit-	Fixed 9.13%	Jan 2017	7,165	(50,059)	(42,894)
					Rate-Annualized
	Deutsche Bank AG	7,500,000	MXN	587,811	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(12,381)	(39,205)	(51,586)
	Deutsche Bank AG	613,196	BRL	439,657	BRL-Interbank-Deposit-	Fixed 10.63%	Jan 2017	261	(8,807)	(8,546)
					Rate-Annualized
	Goldman Sachs	984,165	BRL	743,679	BRL-Interbank-Deposit-	Fixed 9.095%	Jan 2017	—	(33,058)	(33,058)
					Rate-Annualized
	Goldman Sachs	7,800,000	MXN	606,575	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(18,800)	(34,850)	(53,650)
	Goldman Sachs	613,196	BRL	439,367	BRL-Interbank-Deposit-	Fixed 10.63%	Jan 2017	264	(8,810)	(8,546)
					Rate-Annualized
	HSBC Bank USA	106,000,000	MXN	8,179,351	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	29,390	70,920	100,310
	HSBC Bank USA	60,600,000	MXN	4,416,169	MXN-TIIE-Banxico	Fixed 5.5%	Sep 2017	(8,399)	(9,237)	(17,636)
	HSBC Bank USA	44,900,000	MXN	3,518,809	MXN-TIIE-Banxico	Fixed 4.75%	Feb 2018	(32,368)	(110,794)	(143,162)
	HSBC Bank USA	9,400,000	MXN	740,459	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(15,159)	(49,496)	(64,655)
	HSBC Bank USA	70,000,000	MXN	5,429,197	MXN-TIIE-Banxico	Fixed 5.00%	Jun 2018	(107,322)	(96,422)	(203,744)
	JPMorgan Chase Bank, N.A.	8,100,000	MXN	610,305	MXN-TIIE-Banxico	Fixed 6.00%	Jun 2023	(37,710)	(6,794)	(44,504)
	Morgan Stanley Capital Services Inc.	8,900,000	MXN	723,710	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	1,100	7,322	8,422
	Morgan Stanley Capital Services Inc.	65,100,000	MXN	5,288,662	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	71,817	(177,254)	(105,437)
	Morgan Stanley Capital Services Inc.	15,000,000	MXN	1,085,278	MXN-TIIE-Banxico	Fixed 5.5%	Sep 2017	(2,590)	(1,775)	(4,365)
	Morgan Stanley Capital Services Inc.	33,800,000	MXN	2,622,041	MXN-TIIE-Banxico	Fixed 5.5%	Sep 2022	(49,975)	(195,678)	(245,653)
	Morgan Stanley Capital Services Inc.	654,801	BRL	503,018	BRL-Interbank-Deposit-	Fixed 9.14%	Jan 2017	3,320	(24,831)	(21,511)
					Rate-Annualized
	Morgan Stanley Capital Services Inc.	46,000,000	MXN	3,567,758	MXN-TIIE-Banxico	Fixed 5.00%	Jun 2018	(71,621)	(62,268)	(133,889)
	Exchange Cleared Swaps

		245,100,000	USD	245,100,000	3 Month LIBOR	Fixed 1.5%	Mar 2016	1,494,993	(869,008)	625,985
		170,000,000	USD	170,000,000	Fixed 2.75%	3 Month Libor	Jun 2043	11,633,206	18,366,640	29,999,846
		104,100,000	USD	104,100,000	Federal Fund Effective	Fixed 1.00%	Oct 2017	(122,697)	(1,887,474)	(2,010,171)
					Rate US
		4,210,000,000	JPY	42,174,006	Fixed 1.00%	JPY-LIBOR-BBA	Sep 2023	268,750	(575,316)	(306,566)
		21,300,000	USD	21,300,000	Fixed 3.50%	3 Month Libor	Dec 2043	858,605	167,629	1,026,234

				$630,771,551				$13,847,852	$14,217,314	$28,065,166

The following are abbreviations for the table above:

CDI	Brazil Interbank Deposit Rate
CDOR	Canadian Dealer Offered Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Currency swaps. A currency swap is an agreement between a fund and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

Global Bond Fund

The fund used currency swaps to manage against anticipated changes in currency exchange rates and as a substitute for securities purchased. During the period ended August 31, 2013, the fund held currency swaps with total USD notional amounts ranging up to approximately $34.4 million, as measured at each quarter end. At August 31, 2013, the fund held no currency swaps contracts.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The funds may

356

DERIVATIVE INSTRUMENTS, CONTINUED

enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, a fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following tables summarize the contracts held at August 31, 2013, and the range of notional contract amounts held by the funds during the year ended August 31, 2013. In addition, the tables detail how the funds used credit default swap contracts as a buyer of protection during the year ended August 31, 2013.

Global Bond Fund

The fund used credit default swaps to manage against potential credit events. During the year ended August 31, 2013, the fund held credit default swaps with total USD notional amounts ranging from approximately $16.7 million to $23.6 million, as measured at each quarter end.

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED MATURITY		PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	Intuit, Inc.	2,000,000	USD	$2,000,000	(1.380)%	Mar 2017	—	($65,633)	($65,633)
	Bank of America N.A.	Lafarge	2,000,000	USD	2,000,000	(1.690)%	Sep 2016	—	(5,054)	(5,054)
	Bank of America N.A.	CBS Corp.	1,800,000	USD	1,800,000	(1.000)%	Jun 2019	$135,821	(140,526)	(4,705)
	BNP Paribas	Santander UK PLC	3,300,000	USD	3,300,000	(1.000)%	Jun 2016	156,165	(173,107)	(16,942)
	Citibank N.A.	Pearson PLC	1,000,000	USD	1,000,000	(0.690)%	Jun 2018	—	(2,424)	(2,424)
	Credit Suisse International	Masco Corporation	700,000	USD	700,000	(0.907)%	Dec 2016	—	10,055	10,055
	Deutsche Bank AG	Jones Apparel Group	600,000	USD	600,000	(1.000)%	Dec 2014	4,942	(8,299)	(3,357)
	Deutsche Bank AG	Tate & Lyle PLC	300,000	USD	300,000	(0.510)%	Dec 2014	—	(1,450)	(1,450)
	Deutsche Bank AG	Bank of America Corporation	1,200,000	USD	1,200,000	(1.000)%	Jun 2019	152,218	(136,102)	16,116
	Deutsche Bank AG	The Ryland Group, Inc.	1,800,000	USD	1,800,000	(5.000)%	Jun 2020	—	(164,975)	(164,975)
	JPMorgan Chase Bank	D.R. Horton, Inc.	1,800,000	USD	1,800,000	(1.000)%	Mar 2015	27,991	(37,399)	(9,408)
	JPMorgan Chase Bank	Loews Corp.	200,000	USD	200,000	(0.330)%	Mar 2016	—	(443)	(443)

					$16,700,000			$477,137	($725,357)	($248,220)

High Yield Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the year ended August 31, 2013, the fund held credit default swaps with total USD notional amounts ranging up to approximately $96.0 million, as measured at each quarter end. At August 31, 2013, the fund held no credit default swap contracts.

Investment Quality Bond Fund

The fund used credit default swaps to manage against potential credit events and to gain exposure to a security or a credit index. During the year ended August 31, 2013, the fund held credit default swaps with total USD notional amounts ranging from approximately $23.0 million to $62.2 million, as measured at each quarter end.

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED MATURITY		PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	Goldman Sachs International	ABX.HE.AAA.06-1	1,282,573	USD	$1,282,573	(0.180)%	Jul 2045	$111,393	($69,756)	$41,637
	Goldman Sachs International	ABX.HE.PENAAA.06-2	408,324	USD	408,324	(0.110)%	May 2046	98,753	(12,606)	86,147
	Goldman Sachs International	CDX-NAHYS20V1-5Y	3,655,000	USD	3,655,000	(5.000)%	Jun 2018	(110,535)	(68,200)	(178,735)
	Goldman Sachs International	CMBX.NA.A.1	295,000	USD	295,000	(0.350)%	Oct 2052	129,502	(5,044)	124,458
	Goldman Sachs International	CMBX.NA.AA.2	1,215,000	USD	1,215,000	(0.150)%	Mar 2049	453,704	32,917	486,621
	Goldman Sachs International	CMBX.NA.AM.2	935,000	USD	935,000	(0.500)%	Mar 2049	52,927	12,432	65,359
	Goldman Sachs International	CMBX.NA.AM.4	320,000	USD	320,000	(0.500)%	Feb 2051	49,033	(9,749)	39,284
	Goldman Sachs International	ITRAXX-XOVERS19V1-5Y	1,475,000	EUR	1,969,157	(5.000)%	Jun 2018	(78,797)	7,713	(71,084)
	JPMorgan Chase Bank N.A.	ABX.HE.AA.06-1	693,198	USD	693,198	(0.320)%	Jul 2045	180,606	42,391	222,997
	JPMorgan Chase Bank N.A.	ABX.HE.AAA.06-1	1,881,714	USD	1,881,714	(0.180)%	Jul 2045	54,969	6,136	61,105
	JPMorgan Chase Bank N.A.	ABX.HE.PENAAA.06-2	918,242	USD	918,242	(0.110)%	May 2046	196,322	(2,591)	193,731
	JPMorgan Chase Bank N.A.	ABX.HE.PENAAA.07-1	820,015	USD	820,015	(0.090)%	Aug 2037	343,841	(32,186)	311,655
	JPMorgan Chase Bank N.A.	CMBX.NA.A.1	995,000	USD	995,000	(0.350)%	Oct 2052	399,121	20,565	419,686
	JPMorgan Chase Bank N.A.	CMBX.NA.AA.1	1,680,000	USD	1,680,000	(0.250)%	Oct 2052	359,133	24,481	383,614
	JPMorgan Chase Bank N.A.	CMBX.NA.AA.2	360,000	USD	360,000	(0.150)%	Mar 2049	129,484	14,700	144,184
	JPMorgan Chase Bank N.A.	CMBX.NA.AJ.1	80,000	USD	80,000	(0.840)%	Oct 2052	5,603	1,484	7,087
	JPMorgan Chase Bank N.A.	CMBX.NA.AM.2	935,000	USD	935,000	(0.500)%	Mar 2049	56,387	8,972	65,359
	Morgan Stanley & Company	ABX.HE.AAA.06-1	2,111,803	USD	2,111,803	(0.180)%	Jul 2045	114,097	(45,540)	68,557
	International Limited
	Morgan Stanley & Company	ABX.HE.PENAAA.06-2	980,760	USD	980,760	(0.110)%	May 2046	209,445	(2,528)	206,917
	International Limited
	Morgan Stanley & Company	CDX-NAHYS20V1-5Y	4,440,000	USD	4,440,000	(5.000)%	Jun 2018	(220,868)	3,747	(217,121)
	International Limited
	Morgan Stanley & Company	CMBX.NA.A.1	160,000	USD	160,000	(0.350)%	Oct 2052	65,727	1,776	67,503
	International Limited
	Morgan Stanley & Company	CMBX.NA.AA.1	1,985,000	USD	1,985,000	(0.250)%	Oct 2052	432,000	21,258	453,258
	International Limited

357

DERIVATIVE INSTRUMENTS, CONTINUED

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund, continued
	Morgan Stanley & Company	CMBX.NA.AA.2	580,000	USD	580,000	(0.150)%	Mar 2049	$218,578	$13,696	$232,274
	International Limited
	Morgan Stanley & Company	CMBX.NA.AJ.1	470,000	USD	470,000	(0.840)%	Oct 2052	32,540	9,096	41,636
	International Limited
	Morgan Stanley & Company	CMBX.NA.AJ.4	512,885	USD	512,885	(0.960)%	Feb 2051	194,869	(33,042)	161,827
	International Limited
	Morgan Stanley & Company	CMBX.NA.AM.2	320,000	USD	320,000	(0.500)%	Mar 2049	15,639	6,730	22,369
	International Limited
	Morgan Stanley & Company	CMBX.NA.AM.4	10,000	USD	10,000	(0.500)%	Feb 2051	2,448	(1,223)	1,225
	International Limited
	UBS AG	Everest Reinsurance Holdings, Inc.	600,000	USD	600,000	(1.800)%	Dec 2013	—	(5,046)	(5,046)
	Exchange Cleared Swaps

		CDX-NAHYS20V1-5Y	3,625,000	USD	3,625,000	(5.000)%	Jun 2018	(141,297)	(11,713)	(153,010)
		CDX-NAIGS20V1-5Y	19,945,000	USD	19,945,000	(1.000)%	Jun 2018	(179,408)	25,955	(153,453)
	Exchange Cleared Swaps

		ITRAXX-XOVERS19V1-5Y	265,000	EUR	353,550	(5.000)%	Jun 2018	(8,465)	(901)	(9,366)

					$54,537,221			$3,166,751	($46,076)	$3,120,675

Real Return Bond Fund

The fund used credit default swaps to manage against potential credit events. During the year ended August 31, 2013, the fund held credit default swaps with total USD notional amounts ranging from approximately $4.5 million to $4.6 million, as measured at each quarter end.

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Barclays Bank PLC	Cardinal Health, Inc.	95,000	USD	$95,000	(1.000)%	Jun 2017	($1,125)	($1,358)	($2,483)
	Citibank N.A	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	—	(16,661)	(16,661)
	Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	—	(30,024)	(30,024)
	Morgan Stanley Capital	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	—	(16,497)	(16,497)
	Services, Inc.

					$4,595,000			($1,125)	($64,540)	($65,665)

Spectrum Income Fund

The fund used credit default swaps to manage against potential credit events. During the year ended August 31, 2013, the Fund held credit default swaps with total USD notional amounts ranging up to approximately $99.2 thousand as measured at each quarter end.

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JPMorgan Chase Bank, N.A.	United Utilities PLC	75,000	EUR	$99,161	(1.000)%	Jun 2017	($788)	$715	($73)

					$99,161			($788)	$715	($73)

Total Return Fund

The fund used credit default swaps to manage against potential credit events. During the year ended August 31, 2013, the fund held credit default swaps with total USD notional amounts ranging up to $200.4 million, as measured at each quarter end. The fund held no credit default swaps at August 31, 2013.

Implied credit spreads are utilized in determining the market value of CDS agreements in which a fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the contracts held at August 31, 2013, and the range of notional contract amounts held by the funds during the year ended August 31, 2013. In addition, the tables detail how the funds used credit default swap contracts as a seller of protection during the year ended August 31, 2013.

358

DERIVATIVE INSTRUMENTS, CONTINUED

Global Bond Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit and to gain exposure to a credit index. During the year ended August 31, 2013, the fund held credit default swaps with total USD notional amounts ranging from approximately $3.4 million to $134.1 million, as measured at each quarter end.

			IMPLIED
			CREDIT
			SPREAD						UNAMORTIZED
			AND/OR				(PAY)/		UPFRONT
			CREDIT			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	RATING	NOTIONAL		NOTIONAL	FIXED MATURITY		PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AT 8-31-2013	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	Japan	0.67%	1,700,000.00	USD	$1,700,000	1.00%	Jun 2018	$27,685	$2,619	$30,304
	Bank of America N.A.	iTraxx Japan Series	0.93%	1,250,000,000.00	JPY	12,709,747	1.00%	Jun 2018	47,714	16,741	64,455
		Number 19 Version 1
	Bank of America N.A.	Japan	0.67%	3,700,000.00	USD	3,700,000	1.00%	Jun 2018	69,284	(3,329)	65,955
	Barclays	iTraxx Japan Series	0.93%	90,000,000.00	JPY	914,309	1.00%	Jun 2018	3,266	1,375	4,641
		Number 19 Version 1
	Deutsche Bank AG	Commonwealth of	0.33%	2,200,000.00	USD	2,200,000	1.00%	Sep 2016	19,972	29,301	49,273
		Australia
	Deutsche Bank AG	iTraxx Japan Series	0.93%	200,000,000.00	JPY	2,033,221	1.00%	Jun 2018	6,511	3,802	10,313
		Number 19 Version 1
	Goldman Sachs	Japan	0.67%	5,400,000	USD	5,400,000	1.00%	Jun 2018	92,552	3,707	96,259
	International
	Goldman Sachs	iTraxx Japan Series	0.93%	460,000,000	JPY	4,683,334	1.00%	Jun 2018	14,223	9,496	23,719
	International	Number 19 Version 1
	Morgan Stanley	Japan	0.67%	2,500,000	USD	2,500,000	1.00%	Jun 2018	42,481	2,083	44,564
	Capital
	Services, Inc.
	UBS AG	Commonwealth of	0.35%	200,000	USD	200,000	1.00%	Dec 2016	(686)	5,343	4,657
		Australia

						$36,040,611			$323,002	$71,138	$394,140

Investment Quality Bond Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit and to gain exposure to a credit index. During the year ended August 31, 2013, the fund held credit default swaps with total USD notional amounts ranging from approximately $33.5million to $98.5 million, as measured at each quarter end.

			IMPLIED
			CREDIT
			SPREAD						UNAMORTIZED
			AND/OR				(PAY)/		UPFRONT
			CREDIT			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AT 8-31-2013	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	Goldman Sachs	CDX-EMS19V1-5Y	Baa3	2,835,000	USD	$2,835,000	5.000%	Jun 2018	$334,832	($123,173)	$211,659
	International
	Goldman Sachs	CMBX.NA.AAA.6	Aaa	1,895,000	USD	1,895,000	0.500%	May 2063	(48,357)	(47,990)	(96,347)
	International
	Goldman Sachs	CMBX.NA.BB.6	Ba2	520,000	USD	520,000	5.000%	May 2063	(8,564)	(50,403)	(58,967)
	International
	Goldman Sachs	CMBX.NA.BBB-.6	Baa3	1,100,000	USD	1,100,000	3.000%	May 2063	(17,533)	(101,327)	(118,860)
	International
	Goldman Sachs	ITRAXX-EUROPES19V1-5Y	Baa1	10,475,000	EUR	13,670,394	1.000%	Jun 2018	(33,959)	17,833	(16,126)
	International
	JPMorgan Chase	ABX.HE.AAA.06-2	Caa1	432,479	USD	432,479	0.110%	May 2046	(138,962)	(563)	(139,525)
	Bank, N.A.
	JPMorgan Chase	CMBX.NA.AA.4	Caa2	782,400	USD	782,400	1.650%	Feb 2051	(481,833)	(7,894)	(489,727)
	Bank, N.A.
	JPMorgan Chase	CMBX.NA.AAA.6	Aaa	2,050,000	USD	2,050,000	0.500%	May 2063	(54,322)	(49,320)	(103,642)
	Bank, N.A.
	JPMorgan Chase	CMBX.NA.AJ.3	B3	210,000	USD	210,000	1.470%	Dec 2049	(69,007)	4,641	(64,366)
	Bank, N.A.
	Morgan Stanley &	CMBX.NA.AA.4	Caa2	696,000	USD	696,000	1.650%	Feb 2051	(395,105)	(40,542)	(435,647)
	Company
	International Limited
	Morgan Stanley &	CMBX.NA.AAA.6	Aaa	4,405,000	USD	4,405,000	0.500%	May 2063	(100,453)	(122,308)	(222,761)
	Company
	International Limited
	Morgan Stanley &	CMBX.NA.AJ.3	B3	890,000	USD	890,000	1.470%	Dec 2049	(271,285)	(1,504)	(272,789)
	Company
	International Limited

359

DERIVATIVE INSTRUMENTS, CONTINUED

			IMPLIED
			CREDIT
			SPREAD						UNAMORTIZED
			AND/OR				(PAY)/		UPFRONT
			CREDIT			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AT 8-31-2013	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund, continued
	Morgan Stanley &	CMBX.NA.BB.6	Ba2	1,035,000	USD	$1,035,000	5.000%	May 2063	($14,559)	($102,808)	($117,367)
	Company
	International Limited
	Morgan Stanley &	CMBX.NA.BBB-.6	Baa3	95,000	USD	95,000	3.000%	May 2063	(7,573)	(2,861)	(10,434)
	Company
	International Limited
	Morgan Stanley &	PRIMEX.ARM.1	B3	150,433	USD	150,433	4.420%	Jun 2036	4,799	11,082	15,881
	Company
	International Limited
	Morgan Stanley &	PRIMEX.ARM.2	Ca	1,223,358	USD	1,223,358	4.580%	Dec 2037	(69,885)	113,256	43,371
	Company
	International Limited
	Exchange Cleared Swaps

		ITRAXX-EUROPES19V1-5Y	Baa1	1,145,000	EUR	1,527,602	1.000%	Jun 2018	(5,482)	775	(4,707)

						$33,517,666			($1,377,248)	($503,106)	($1,880,354)

Real Return Bond Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit and to gain exposure to a security. During the year ended August 31, 2013, the fund held credit default swaps with total USD notional amounts ranging from approximately $0.4 million to $14.1 million, as measured at each quarter end.

IMPLIED
CREDIT
			SPREAD						UNAMORTIZED
			AND/OR				(PAY)/		UPFRONT
			CREDIT			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AT 8-31-13	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	JPMorgan Chase	Petroleo Brasileiro S/A	2.21%	400,000	USD	$400,000	1.000%	Sep 2015	($4,580)	($4,376)	($8,956)
	Bank, N.A.	Petrobras

						$400,000			($4,580)	($4,376)	($8,956)

Spectrum Income Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the year ended August 31, 2013, the fund held credit default swaps with total USD notional amounts ranging from approximately $100.0 thousand to $780.0 thousand, as measured at each quarter end.

			IMPLIED
			CREDIT
			SPREAD
			AND/OR						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			RATING			USD	RECEIVE		PAYMENT	UNREALIZED
			AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	8-31-13	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JPMorgan Chase Bank, N.A.	Arab Republic of Egypt	7.28%	100,000	USD	$100,000	1.000%	Mar 2016	($6,331)	($7,875)	($14,206)
	JPMorgan Chase Bank, N.A.	MBIA Inc.	0.85%	130,000	USD	130,000	5.000%	Jun 2014	4,411	1,276	5,687
	JPMorgan Chase Bank, N.A.	MBIA Inc.	0.85%	550,000	USD	550,000	5.000%	Jun 2014	18,754	5,307	24,061

						$780,000			$16,834	($1,292)	$15,542

Total Return Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit and to gain exposure to a credit index. During the year ended August 31, 2013, the fund held credit default swaps with total USD notional amounts ranging from approximately $84.3 million to $319.3 million, as measured at each quarter end.

			IMPLIED
			CREDIT
			SPREAD
			AND/OR						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			RATING			USD	RECEIVE		PAYMENT	UNREALIZED
			AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	8-31-13	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	Bank of America N.A.	Berkshire Hathaway Inc.	0.35%	1,800,000	USD	$1,800,000	1.00%	Mar 2015	($9,651)	$31,575	$21,924
	Bank of America N.A.	People’s Republic of China	0.44%	500,000	USD	500,000	1.00%	Jun 2015	3,036	3,051	6,087
	Bank of America N.A.	People’s Republic of China	0.44%	1,500,000	USD	1,500,000	1.00%	Jun 2015	8,679	9,583	18,262
	Bank of America N.A.	United Mexican States	0.72%	500,000	USD	500,000	1.00%	Sep 2015	(377)	4,231	3,854

360

DERIVATIVE INSTRUMENTS, CONTINUED

			IMPLIED
			CREDIT
			SPREAD
			AND/OR						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			RATING			USD	RECEIVE		PAYMENT	UNREALIZED
			AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	8-31-13	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund, continued
	Bank of America N.A.	Prudential Financial, Inc.	0.55%	2,400,000	USD	$2,400,000	1.00%	Dec 2015	($32,149)	$61,657	$29,508
	Bank of America N.A.	Metlife, Inc.	0.52%	1,700,000	USD	1,700,000	1.00%	Dec 2015	(28,367)	50,468	22,101
	Bank of America N.A.	Republic of Indonesia	1.98%	1,800,000	USD	1,800,000	1.00%	Sep 2016	(16,397)	(31,951)	(48,348)
	Bank of America N.A.	CMBX.NA.AAA Indices	Aaa	2,100,000	USD	2,100,000	0.50%	May 2063	(91,068)	(15,702)	(106,770)
	Barclays Bank PLC	Berkshire Hathaway Inc.	0.17%	900,000	USD	900,000	1.00%	Dec 2013	2,162	1,992	4,154
	Barclays Bank PLC	United Mexican States	0.64%	1,200,000	USD	1,200,000	1.00%	Mar 2015	(8,179)	17,300	9,121
	Barclays Bank PLC	Federative Republic of Brazil	1.28%	500,000	USD	500,000	1.00%	Jun 2015	(2,485)	1,019	(1,466)
	BNP Paribas	United States of America	0.11%	5,100,000	EUR	7,150,709	0.25%	Mar 2016	(38,508)	66,015	27,507
	Citibank N.A	Dell Inc.	0.54%	4,800,000	USD	4,800,000	1.00%	Sep 2013	538	10,491	11,029
	Citibank N.A	General Electric Capital	0.21%	600,000	USD	600,000	4.33%	Dec 2013	—	12,926	12,926
		Corporation
	Citibank N.A	United Mexican States	0.64%	1,200,000	USD	1,200,000	1.00%	Mar 2015	(8,347)	17,468	9,121
	Citibank N.A	People’s Republic of China	0.44%	400,000	USD	400,000	1.00%	Jun 2015	2,292	2,578	4,870
	Citibank N.A.	Federative Republic of Brazil	1.38%	1,000,000	USD	1,000,000	1.00%	Sep 2015	(6,378)	681	(5,697)
	Citibank N.A.	United Mexican States	0.72%	700,000	USD	700,000	1.00%	Sep 2015	(4,320)	9,716	5,396
	Citibank N.A.	Metlife, Inc.	0.52%	2,500,000	USD	2,500,000	1.00%	Dec 2015	(41,717)	74,219	32,502
	Credit Suisse International	Federative Republic of Brazil	1.28%	4,300,000	USD	4,300,000	1.00%	Jun 2015	(20,690)	8,086	(12,604)
	Credit Suisse International	Federative Republic of Brazil	1.38%	1,900,000	USD	1,900,000	1.00%	Sep 2015	(9,445)	(1,380)	(10,825)
	Deutsche Bank AG	United Mexican States	0.64%	700,000	USD	700,000	1.00%	Mar 2015	(4,869)	10,190	5,321
	Deutsche Bank AG	Federative Republic of Brazil	1.28%	1,700,000	USD	1,700,000	1.00%	Jun 2015	(6,479)	1,496	(4,983)
	Deutsche Bank AG	Federative Republic of Brazil	1.28%	500,000	USD	500,000	1.00%	Jun 2015	(1,661)	195	(1,466)
	Goldman Sachs	Berkshire Hathaway Inc.	0.35%	1,000,000	USD	1,000,000	1.00%	Mar 2015	(5,362)	17,542	12,180
	Goldman Sachs	Federative Republic of Brazil	1.28%	500,000	USD	500,000	1.00%	Jun 2015	(2,321)	855	(1,466)
	Goldman Sachs	CDX.NA.IG.9-V4	0.19%	868,049	USD	868,049	0.55%	Dec 2017	—	13,893	13,893
	Goldman Sachs International	United Mexican States	0.91%	1,100,000	USD	1,100,000	1.00%	Sep 2016	(3,118)	8,474	5,356
	HSBC Bank USA	Federative Republic of Brazil	1.38%	700,000	USD	700,000	1.00%	Sep 2015	(2,858)	(1,130)	(3,988)
	HSBC Bank USA	Federative Republic of Brazil	1.28%	1,300,000	USD	1,300,000	1.00%	Jun 2015	(12,479)	8,668	(3,811)
	HSBC Bank USA	United Mexican States	0.91%	200,000	USD	200,000	1.00%	Sep 2016	1,089	(115)	974
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.38%	8,800,000	USD	8,800,000	1.00%	Sep 2015	(48,052)	(2,084)	(50,136)
	JPMorgan Chase Bank, N.A.	United Mexican States	0.91%	200,000	USD	200,000	1.00%	Sep 2016	1,135	(161)	974
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.64%	900,000	USD	900,000	1.00%	Sep 2016	(3,261)	(11,987)	(15,248)
	JPMorgan Chase Bank, N.A.	CDX.NA.IG.9-V4	0.19%	1,928,998	USD	1,928,998	0.55%	Dec 2017	—	31,301	31,301
	Morgan Stanley Capital Services	Republic of Indonesia	1.98%	1,400,000	USD	1,400,000	1.00%	Sep 2016	(12,360)	(25,244)	(37,604)
	Morgan Stanley Capital Services	United Mexican States	0.91%	2,400,000	USD	2,400,000	1.00%	Sep 2016	(6,137)	17,822	11,685
	Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	1.28%	500,000	USD	500,000	1.00%	Jun 2015	(1,681)	215	(1,466)
	Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	1.38%	9,900,000	USD	9,900,000	1.00%	Sep 2015	(54,833)	(1,570)	(56,403)
	Royal Bank of Scotland PLC	People’s Republic of China	0.44%	900,000	USD	900,000	1.00%	Jun 2015	5,310	5,647	10,957
	Royal Bank of Scotland PLC	United Mexican States	0.72%	1,900,000	USD	1,900,000	1.00%	Sep 2015	(8,724)	23,369	14,645
	Societe Generale Paris	United Kingdom of Great	0.12%	3,200,000	USD	3,200,000	1.00%	Mar 2015	4,140	46,618	50,758
		Britain and Northern Ireland
	The Royal Bank of Scotland	People’s Republic of China	0.59%	1,300,000	USD	1,300,000	1.00%	Jun 2016	7,639	10,017	17,656
	UBS AG	Berkshire Hathaway Inc.	0.35%	1,000,000	USD	1,000,000	1.00%	Mar 2015	(5,501)	17,681	12,180
	UBS AG	People’s Republic of China	0.59%	300,000	USD	300,000	1.00%	Jun 2016	1,803	2,272	4,075
	UBS AG	United Mexican States	0.91%	1,100,000	USD	1,100,000	1.00%	Sep 2016	(2,872)	8,228	5,356
	UBS AG	Republic of Indonesia	1.98%	600,000	USD	600,000	1.00%	Sep 2016	(5,637)	(10,479)	(16,116)

						$84,347,756			($468,460)	$505,736	$37,276

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table summarizes the inflation swap contracts the fund held as of August 31, 2013:

Real Return Bond Fund

The fund used inflation swaps to manage duration of the fund and manage against anticipated changes in inflation. During the year ended August 31, 2013, the fund held inflation swaps with total USD notional amounts ranging up to approximately $75.8 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	BNP Paribas	3,400,000	EUR	$4,329,732	FRC-EXT-CPI	Fixed 1.9%	Sep 2016	$2,898	$88,664	$91,562
	BNP Paribas	14,500,000	USD	14,500,000	Fixed 2.25%	USA-CPI-U	Jul 2017	23,044	(316,582)	(293,538)
	BNP Paribas	6,900,000	EUR	8,788,880	FRC-EXT-CPI	Fixed 1.95%	Sep 2017	—	213,503	213,503
	BNP Paribas	1,100,000	EUR	1,436,775	FRC-EXT-CPI	Fixed 2.15%	Apr 2021	5,357	24,847	30,204

361

DERIVATIVE INSTRUMENTS, CONTINUED

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund, continued
	BNP Paribas	300,000	EUR	$400,844	FRC-EXT-CPI	Fixed 2.1%	Jul 2021	($2,549)	$12,485	$9,936
	BNP Paribas	400,000	EUR	531,100	FRC-EXT-CPI	Fixed 1.95%	Jul 2021	(797)	(422)	(1,219)
	BNP Paribas	4,000,000	USD	4,000,000	Fixed 2.5%	USA-CPI-U	Jul 2022	34,226	(128,694)	(94,468)
	Citibank N.A.	11,100,000	USD	11,100,000	Fixed 2.25%	USA-CPI-U	Jul 2017	2,200	(226,907)	(224,707)
	Citibank N.A.	500,000	EUR	650,175	FRC-EXT-CPI	Fixed 2.15%	Apr 2021	7,802	5,927	13,729
	Credit Sussie International	400,000	EUR	522,400	FRC-EXT-CPI	Fixed 2.15%	Apr 2021	627	10,356	10,983
	Deutsche Bank AG	1,900,000	USD	1,900,000	Fixed 2.36%	USA-CPI-U	Jan 2017	—	(38,270)	(38,270)
	Deutsche Bank AG	600,000	EUR	783,690	FRC-EXT-CPI	Fixed 2.15%	Apr 2021	13,244	3,231	16,475
	Deutsche Bank AG	1,100,000	USD	1,100,000	Fixed 2.5%	USA-CPI-U	Jul 2022	8,828	(34,807)	(25,979)
	Goldman Sachs	7,600,000	USD	7,600,000	Fixed 2.415%	USA-CPI-U	Feb 2017	3,606	(163,776)	(160,170)
	Goldman Sachs	2,700,000	EUR	3,514,091	FRC-EXT-CPI	Fixed 2.15%	Apr 2021	30,758	43,380	74,138
	The Royal Bank of Scotland PLC	12,100,000	USD	12,105,063	Fixed 2.25%	USA-CPI-U	Jul 2017	12,545	(257,497)	(244,952)

				$73,262,750				$141,789	($764,562)	($622,773)

The following are abbreviations for the table above:

FRC-EXT-CPI	France Consumer Price ex-Tobacco Index
USA-CPI-U	Consumer Price All Urban Non-Seasonally Adjusted Index

Fair value of derivative instruments by risk category The table below summarizes the fair value of derivatives held by the funds at August 31, 2013 by risk category:

		Statements of
		Assets and	Financial	Asset	Liability
		Liabilities	Instruments	Derivatives	Derivatives
Fund	Risk	Location	Location	Fair Value	Fair Value

Active Bond Fund	Interest rate contracts	Receivable/payable for	Futures†	$171,821	($44,033)
		futures

				$171,821	($44,033)
All Cap Core Fund	Equity contracts	Receivable/payable for	Futures†	—	($25,338)
		futures

				—	($25,338)
Asia Total Return Bond Fund	Foreign currency contracts	Receivable/payable for	Forward foreign currency	$17,839	($249,985)
		forward foreign currency	contracts
		exchange contracts

				$17,839	($249,985)
Capital Appreciation Value	Equity contracts	Written options, at value	Written options	—	($5,172,788)
Fund

				—	($5,172,788)
Global Bond Fund	Interest rate contracts	Receivable/payable for	Futures†	$363,926	($1,344,432)
		futures
	Interest rate contracts	Written options, at value	Written options	—	(2,148,987)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps^	228,569	(871,268)
	Interest rate contracts	Investments in unaffiliated	Purchased options	1,258,335	—
		issuers, at value*
	Credit contracts	Swap contracts, at value	Credit default swaps^	420,311	(274,391)
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	9,691,258	(4,914,882)
		forward foreign currency	contracts
		exchange contracts

				$11,962,399	($9,553,960)
Health Sciences Fund	Equity contracts	Written options, at value	Written options	—	($1,145,641)

				—	($1,145,641)
High Income Fund	Foreign currency contracts	Receivable/payable for	Forward foreign currency	$34,379	($2,621)
		forward foreign currency	contracts
		exchange contracts

				$34,379	($2,621)
High Yield Fund	Foreign currency contracts	Receivable/payable for	Forward foreign currency	$164,206	($51,913)
		forward foreign currency	contracts
		exchange contracts
	Interest rate contracts	Receivable/payable for	Futures†	—	(25,257)
		futures

				$164,206	($77,170)
Investment Quality Bond Fund	Foreign currency contracts	Receivable/payable for	Forward foreign currency	$6,501	($24,648)
		forward foreign currency	contracts
		exchange contracts
	Interest rate contracts	Receivable/payable for	Futures†	41,376	(30,238)
		futures

				$47,877	($54,886)
Mid Cap Growth Index Fund	Equity contracts	Receivable/payable for	Futures†	$20,297	—
		futures

				$20,297	—

362

DERIVATIVE INSTRUMENTS, CONTINUED

		Statements of
		Assets and	Financial	Asset	Liability
		Liabilities	Instruments	Derivatives	Derivatives
Fund	Risk	Location	Location	Fair Value	Fair Value

Mid Cap Value Index Fund	Equity contracts	Receivable/payable for	Futures†	—	($18,030)
		futures

				—	($18,030)
Mutual Shares Fund	Foreign currency contracts	Receivable/payable for	Forward foreign currency	$127,938	($382,186)
		forward foreign currency	contracts
		exchange contracts

				$127,938	($382,186)
Real Return Bond Fund	Interest rate contracts	Receivable/payable for	Futures†	$41,161	($797,147)
		futures
	Interest rate contracts	Written options, at value	Written options		(1,630,467)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps^	2,668,540	(3,727,994)
	Interest rate contracts	Investments in unaffiliated	Purchased options	200,132	—
		issuers, at value*
	Credit contracts	Swap contracts, at value	Credit default swaps^	—	(74,621)
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	1,056,508	(1,209,955)
		forward foreign currency	contracts
		exchange contracts

				$3,966,341	($7,440,184)
Redwood Fund	Equity contracts	Written options, at value	Written options	—	($75,890,269)

				—	($75,890,269)
Short Term Government	Interest rate contracts	Receivable/payable for	Futures†	$23,213	—
Income Fund		futures

				$23,213	—
Spectrum Income Fund	Interest rate contracts	Receivable/payable for	Futures†	$74,183	($184,684)
		futures
	Credit contracts	Swap contracts, at value	Credit default swaps^	29,748	(14,279)
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	844,646	(658,568)
		forward foreign currency	contracts
		exchange contracts

				$948,577	($857,531)
Strategic Equity Allocation	Equity contracts	Receivable/payable for	Futures†	$1,282,761	($201,340)
Fund		futures
	Foreign Currency	Receivable/payable for	Futures†	—	($18,719)
	Contracts	futures

				$1,282,761	($220,059)
Total Return Fund	Interest rate contracts	Receivable/payable for	Futures†	—	($3,234,347)
		futures
	Interest rate contracts	Written options, at value	Written options	—	(5,910,667)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps^	$31,770,166	(3,705,000)
	Credit contracts	Swap contracts, at value	Credit default swaps^	415,673	(378,397)
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	4,687,087	(2,928,383)
		forward foreign currency	contracts
		exchange contracts

				$36,872,926	($16,156,794)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of Assets and Liabilities.

* Purchased options are included in the Portfolio’s Investments

^ Reflects cumulative appreciation/depreciation on swap contracts. Year end variation margin for centrally cleared swaps and appreciation/depreciation for OTC swaps are shown separately in the Statements of Assets and Liabilities.

For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of Assets and Liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflects certain funds’ exposure to counterparties subject to an ISDA for OTC derivative transactions:

OTC Financial Instruments:	Asset	Liability

Global Bond Fund
Purchased Options	$1,258,335	—
Foreign forward currency contract	9,691,258	($4,914,882)
Interest rate swaptions	—	(2,041,803)
Inflation floors	—	(5,136)
Interest rate swaps	11,725	(323,005)
Credit default swaps (as buyer)	26,171	(274,391)
Credit default swaps (as seller)	394,140	—

	$11,381,629	($7,559,217)

363

DERIVATIVE INSTRUMENTS, CONTINUED

	TOTAL MARKET	COLLATERAL	COLLATERAL
	VALUE OF OTC	RECEIVED	PLEDGED	NET
COUNTER PARTY – OTC	DERIVATIVES	BY FUND	BY FUND	EXPOSURE

Global Bond Fund
Bank of America N.A.	$1,098,077	$300,000	—	$798,077
BNP Paribas SA	(555,728)	—	$682,896	127,168
Barclays Bank PLC	89,819	310,000	—	(220,181)
Citibank N.A.	(543,447)	—	584,428	40,981
Deutsche Bank AG London	210,312	—	—	210,312
Credit Suisse International	(14,696)	—	—	(14,696)
Goldman Sachs Capital Markets, LP	(32,625)	—	—	(32,625)
Goldman Sachs Bank USA	23,306	—	—	23,306
Goldman Sachs International	107,841	270,000	—	(162,159)
HSBC Bank USA, NA	646,096	390,000	—	256,096
JPMorgan Chase Bank NA	(662,330)	—	505,652	(156,678)
Morgan Stanley & Company LLC	1,605,560	2,065,000	—	(459,440)
Morgan Stanley Capital Services LLC	(56,888)	45,000	—	(101,888)
The Royal Bank of Scotland PLC	(1,022,618)	—	—	(1,022,618)
UBS AG Stamford	2,976,266	2,890,000	—	86,266
Westpac Banking Corporation	(14)	—	—	(14)
Royal Bank of Canada	(46,519)	—	—	(46,519)

TOTALS	$3,822,412	$6,270,000	$1,772,976	($674,612)

Effect of derivative instruments on the Statements of Operations The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2013:

	Statements of Operations Location—Net Realized Gain (Loss) on:

		Investments				Foreign
		(Purchased	Written	Futures	Swap	Currency
Fund	Risk	Options)	Options	Contracts	Contracts	Transactions*	Total

Active Bond Fund	Interest rate contracts	—	—	($2,082,265)	—	—	($2,082,265)

	Total	—	—	($2,082,265)	—	—	($2,082,265)

All Cap Core Fund	Equity contracts	—	—	$1,222,227	—	—	$1,222,227

	Total	—	—	$1,222,227	—	—	$1,222,227

Asia Total Return Bond Fund	Foreign currency contracts	—	—	—	—	$3,618,894	$3,618,894
		—	—	$106,714	—	—	$106,714

	Total	—	—	$106,714	—	$3,618,894	$3,725,608

Capital Appreciation Value Fund	Equity contracts	—	$72,903	—	—	—	$72,903

	Total	—	$72,903	—	—	—	$72,903

Global Bond Fund	Interest rate contracts	($11,719)	$2,176,741	$1,963,852	$930,621	—	$5,059,495
	Credit contracts	—	—	—	2,823,449	—	2,823,449
	Foreign currency contracts	(58,600)	(51,231)	—	7,108,850	($47,226,451)	(40,227,432)

	Total	($70,319)	$2,125,510	$1,963,852	$10,862,920	($47,226,451)	($32,344,488)

Health Sciences Fund	Equity contracts	($6,478)	$3,198,109	—	—	—	$3,191,631

	Total	($6,478)	$3,198,109	—	—	—	3,191,631

High Income Fund	Foreign currency contracts	—	—	—	—	$85,852	$85,852

	Total	—	—	—	—	$85,852	$85,852

High Yield Fund	Interest rate contracts	($3,136,740)	$2,027,488	($1,156)	—	—	($1,110,408)
	Credit contracts	—	—	—	($10,926,366)	—	(10,926,366)
	Foreign currency contracts	—	—	—	—	($1,624,426)	(1,624,426)

	Total	($3,136,740)	$2,027,488	($1,156)	($10,926,366)	($1,624,426)	($13,661,200)

Investment Quality Bond Fund	Interest rate contracts	—	—	($60,450)	($244,614)	—	($305,064)
	Credit contracts	—	—	—	(1,617,864)	—	(1,617,864)
	Foreign currency contracts	—	—	—	—	($177,158)	(177,158)

	Total	—	—	($60,450)	($1,862,478)	($177,158)	($2,100,086)

Mid Cap Growth Index Fund	Equity contracts	—	—	$129,927	—	—	$129,927

	Total	—	—	$129,927	—	—	$129,927

Mid Cap Value Index Fund	Equity contracts	—	—	$123,345	—	—	$123,345

	Total	—	—	$123,345	—	—	$123,345

Mutual Shares Fund	Equity contracts	—	$71,171	—	—	—	$71,171
	Foreign currency contracts		—	—	—	(1,126,127)	(1,126,127)

	Total	—	$71,171	—	—	($1,126,127)	($1,054,956)

Real Return Bond Fund	Interest rate contracts	($69,980)	$807,830	($100,844)	$63,397	—	$700,403
	Foreign currency contracts	46,260	106,587	—	—	(844,969)	(692,122)
	Credit contracts	—	—	—	(6,987)	—	(6,987)

	Total	($23,720)	$914,417	($100,844)	$56,410	($844,969)	$1,294

Redwood Fund	Interest rate contracts	($507,712)	($21,998,615)	—	—	—	($22,506,327)

	Total	($507,712)	($21,998,615)	—	—	—	($22,506,327)

Short Term Government Income
Fund	Interest rate contracts	—	—	$410,527	—	—	$410,527

	Total	—	—	$410,527	—	—	$410,527

364

DERIVATIVE INSTRUMENTS, CONTINUED
	Statements of Operations Location—Net Realized Gain (Loss) on:

		Investments				Foreign
		(Purchased	Written	Futures	Swap	Currency
Fund	Risk	Options)	Options	Contracts	Contracts	Transactions*	Total

Spectrum Income Fund	Interest rate contracts	—	—	$852,316	($11,140)	—	$841,176
	Credit contracts	—	—	—	4,749	—	4,749
	Foreign currency contracts	—	—	—	—	($2,527,552)	(2,527,552)

	Total	—	—	$852,316	($6,391)	($2,527,552)	($1,681,627)

Strategic Equity Allocation Fund	Equity contracts	—	—	$31,173,890	—	—	$31,173,890
	Foreign currency contracts	—	—	$24,845	—	—	24,845

	Total	—	—	$31,198,735	—	—	31,198,735

Total Return Fund	Interest rate contracts	—	$4,277,973	($3,057,288)	$1,494,709	—	$2,715,394
	Credit contracts	—	—	—	(3,890,633)	—	(3,890,633)
	Foreign currency contracts	—	118,468	—	—	($5,504,680)	(5,386,212)

	Total	—	$4,396,441	($3,057,288)	($2,395,924)	($5,504,680)	($6,561,451)

Value Fund	Equity contracts	—	—	$17,470	—	—	$17,470

	Total	—	—	$17,470	—	—	$17,470

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2013:

	Statements of Operations Location—Change in Unrealized Appreciation (Depreciation) of:

		Investments				Translation of Assets
		(Purchased	Written	Futures	Swap	and Liabilities in
Fund	Risk	Options)	Options	Contracts	Contracts	Foreign Currencies*	Total

Active Bond Fund	Interest rate contracts	—	—	$127,788	—	—	$127,788

	Total	—	—	$127,788	—	—	$127,788

All Cap Core Fund	Equity contracts	—	—	($75,326)	—	—	($75,326)

	Total	—	—	($75,326)	—	—	($75,326)

Asia Total Return Bond Fund	Foreign currency contracts	—	—	—	—	($232,146)	($232,146)

	Total	—	—	—	—	($232,146)	($232,146)

Capital Appreciation Value Fund	Equity contracts	—	$3,059,185	—	—	—	$3,059,185

	Total	—	$3,059,185	—	—	—	$3,059,185

Global Bond Fund	Interest rate contracts	$604,382	($384,639)	($1,631,198)	($3,925,046)	—	($5,336,501)
	Credit contracts	—	—	—	(2,066,077)	—	(2,066,077)
	Foreign currency contracts	21,060	—	—	455,216	$3,069,650	3,545,926

	Total	$625,442	($384,639)	($1,631,198)	($5,535,907)	3,069,650	($3,856,652)

Health Sciences Fund	Interest rate contracts	—	($591,205)	—	—	—	($591,205)
	Equity contracts	($17,548)	—	—	—	—	(17,548)

	Total	($17,548)	($591,205)	—	—	—	($608,753)

High Income Fund	Foreign currency contracts	—	—	—	—	$449,132	$449,132

	Total	—	—	—	—	$449,132	$449,132

High Yield Fund	Interest rate contracts	—	—	($25,257)	—	—	($25,257)
	Credit contracts	$1,239,806	($678,718)	—	$1,041,857	—	1,602,945
	Foreign currency contracts	—	—	—	—	$590,526	590,526

	Total	$1,239,806	($678,718)	($25,257)	$1,041,857	$590,526	$2,168,214

Investment Quality Bond Fund	Interest rate contracts	—	—	($116,365)	$711,105	—	$594,740
	Credit contracts	—	—	—	(171,938)	—	(171,938)
	Foreign currency contracts	—	—	—		($43,291)	(43,291)

	Total	—	—	($116,365)	$539,167	($43,291)	$379,511

Mid Cap Growth Index Fund	Equity contracts	—	—	$12,197	—	—	$12,197

	Total	—	—	$12,197	—	—	$12,197

Mid Cap Value Index Fund	Equity contract	—	—	($30,640)	—	—	($30,640)

	Total	—	—	($30,640)	—	—	($30,640)

Mutual Shares Fund	Foreign currency contracts	—	—	—	—	$704,191	$704,191

	Total	—	—	—	—	$704,191	$704,191

Real Return Bond Fund	Interest rate contracts	$144,740	($448,290)	($1,199,617)	($2,229,074)	—	($3,732,241)
	Credit contracts	—	—	—	(75,681)	—	(75,681)
	Foreign currency contracts	—	—	—	—	$728,240	728,240

	Total	$144,740	($448,290)	($1,199,617)	($2,304,755)	$728,240	($3,079,682)

Redwood Fund	Interest rate contracts	—	($7,376,211)	—	—	—	($7,376,211)

	Total	—	($7,376,211)	—	—	—	($7,376,211)

Short Term Government Income
Fund	Interest rate contracts	—	—	$89,178	—	—	$89,178

	Total	—	—	$89,178	—	—	$89,178

Spectrum Income Fund	Interest rate contracts	—	—	($89,191)	$2,262	—	($86,929)
	Credit contracts	—	—	—	876	—	876
	Foreign currency contracts	—	—	—	—	$260,260	260,260

	Total	—	—	($89,191)	$3,138	$260,260	$174,207

365

DERIVATIVE INSTRUMENTS, CONTINUED

	Statements of Operations Location—Change in Unrealized Appreciation (Depreciation) of:

		Investments				Translation of Assets
		(Purchased	Written	Futures	Swap	and Liabilities in
Fund	Risk	Options)	Options	Contracts	Contracts	Foreign Currencies*	Total

Strategic Equity Allocation Fund	Equity contracts	—	—	($1,804,868)	—	—	($1,804,868)
	Foreign currency contracts	—	—	(75,598)	—	—	(75,598)

	Total	—	—	($1,880,466)	—	—	($1,880,466)

Total Return Fund	Interest rate contracts	—	($6,080,443)	($4,599,994)	$20,856,828	—	$10,176,391
	Credit contracts	—	—	—	1,297,867	—	1,297,867
	Foreign currency contracts	—	—	—	—	$9,388,385	9,388,385

	Total	—	($6,080,443)	($4,599,994)	$22,154,695	$9,388,385	$20,862,643

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statements of Operations.

4. GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5. FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the funds. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by the Advisor and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.

• Active Bond Fund — a) 0.600% of the first $2.5 billion of aggregate net assets; b) 0.575% of the next $2.5 billion and c) 0.550% of the excess over $5 billion of aggregate net assets. Prior to October 1, 2012, the advisory fees paid were: 0.600% of the aggregate net assets.

• All Cap Core Fund — a) 0.800% of the first $500 million of aggregate net assets and b) 0.750% of the excess over $500 million of aggregate net assets.

• All Cap Value Fund — a) 0.800% of the first $500 million of aggregate net assets and b) 0.750% of the excess over $500 million of aggregate net assets.

• Alpha Opportunities Fund — a) 1.025% of the first $250 million of aggregate net assets; b) 1.000% of the next $250 million; c) 0.975% of the next $500 million; and d) 0.950% of the excess over $1 billion of aggregate net assets.

• Asia Total Return Bond Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of average net assets between $250 million and $500 million and c) 0.600% of the excess over $500 million of average net assets.

• Blue Chip Growth Fund and Equity-Income Fund — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. However, when aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets of the fund.

• Capital Appreciation Fund — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of the next $200 million; c) 0.700% of the next $500 million; and d) 0.670% of the excess over $1 billion of aggregate net assets.

• Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the advisory fee to be paid is 0.800% of aggregate net assets.

• Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million; and c) 0.570% of the excess over $400 million of aggregate net assets.

• Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio — Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of JHVIT for all the funds listed. The monthly management fee paid on these assets is a) 0.050% onthefirst $500 million of aggregate net assets and b) 0.040% of the excess over $500 million of aggregate net assets.

• Fundamental Global Franchise Fund — a) 0.800% of the first $1 billion of aggregate net assets and b) 0.780% of the excess over $1 billion of aggregate net assets.

• Fundamental Value Fund — a) 0.800% of the first $50 million of aggregate net assets; b) 0.775% of the next $450 million; and c) 0.750% of the excess over $500 million of aggregate net assets.

• Global Bond Fund — 0.700% of aggregate net assets.

• Global Equity Fund — a) 0.825% first $500 million of aggregate net assets; and b) 0.800% excess over $500 million of aggregate net assets. However when net assets aggregate exceeds $500 million, the advisory fee is 0.800% on all asset levels.

• Global Real Estate Fund — a) 0.900% of the first $500 million of average net assets; b) 0.875% of the next $250 million; and c) 0.850% of the excess over $750 million of average net assets.

• Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

366

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

• High Income Fund — a) 0.725% of the first $150 million of average net assets; b) 0.675% of average net assets between $150 million and $500 million; c) 0.650% of the average net assets between $500 million and $2.5 billion; and d) 0.600% of the excess over $2.5 billion of average net assets.

• High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.

• International Growth Opportunities Fund — a) 0.975% of the first $100 million of average net assets; b) 0.850% of the next $300 million; and c) 0.750% of the excess over $400 million of average net assets.

• International Growth Stock Fund — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of the next $500 million; and c) 0.750% of the excess over $750 million of aggregate net assets.

• International Small Cap Fund — a) 1.050% of the first $200 million of average net assets; b) 0.950% of the next $300 million; and c) 0.850% of the excess over $500 million of average net assets.

• International Value Fund — Aggregate net assets are the aggregate net assets of the fund, Income Fund, International Small Cap Fund, Mutual Shares Fund andthe following funds of JHVIT: International Value Trust, Global Trust, Income Trust and Mutual Shares Trust. The advisory fee paid is as follows: a) 0.950% ofthefirst $150 million of aggregate net assets; b) 0.850% of the next $150 million; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the advisory fee rate is 0.800% of aggregate net assets of the fund.

• Investment Quality Bond Fund — a) 0.600% of the first $500 million of aggregate net assets and b) 0.550% of the excess over $500 million of aggregate net assets.

• Mid Cap Growth Index Fund and Mid Cap Value Index Fund — a) 0.530% of the first $50 million of average net assets; b) 0.510% of average net assets between $50 million and $100 million; and c) 0.490% of the excess over $100 million of average net assets.

• Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of the next $300 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

• Mid Value Fund — a) 1.050% of the first $50 million of aggregate net assets and b) 1.000% of the excess over $50 million of aggregate net assets.

• Mutual Shares Fund — a) 0.960% of the first $750 million of aggregate net assets and b) 0.920% of the excess over $750 million of aggregate net assets. However, when aggregate net assets of the fund and the JHVIT Mutual Shares Trust exceed $750 million, then the advisory fee rate is 0.920% of aggregate net assets of the fund. Prior to October 1, 2012, the Advisor fees paid were as follows: a) 0.960% of the first $1 billion of aggregate net assets and b) 0.940% of the excess over $1 billion of aggregate net assets.

• Real Estate Equity Fund — a) 0.875% of the first $250 million of average net assets; b) 0.850% of the next $250 million; and c) 0.825% of the excess over $500 million of average net assets.

• Real Estate Securities Fund — 0.700% of aggregate net assets.

• Real Return Bond Fund — a) 0.700% of the first $1 billion of aggregate net assets and b) 0.650% of the excess over $1 billion of aggregate net assets.

• Redwood Fund — If average net assets are less than $200 million, then the following fee schedule applies: a) 1.200% of the first $100 million of average net assets and b) 1.150% of the next $100 million. If net assets equal or exceed $200 million, then the following fee schedule shall apply: a) 1.100% of the first $500 million of average net assets and b) 1.050% of the excess over $500 million of average net assets.

• Science & Technology Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets

• Short Term Government Income Fund — a) 0.570% of the first $250 million of aggregate net assets and b) 0.550% of the excess over $250 million of aggregate net assets.

• Small Cap Growth Fund — a) 1.100% of the first $100 million of aggregate net assets and b) 1.050% of the excess over $100 million of aggregate net assets.

• Small Cap Opportunities Fund — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of the next $500 million; c) 0.900% of the next $1 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets.

• Small Cap Value Fund — a) 1.100% of the first $100 million of aggregate net assets; b) 1.050% of the next $500 million; and c) 1.000% of the excess over $600 million of aggregate net assets.

• Small Company Growth Fund — Aggregate net assets are the aggregate net assets of the fund, Small Cap Opportunities Fund, International Growth Stock Fund, Value Fund and the following funds of JHVIT: Small Company Growth Trust, Small Cap Opportunities Trust, International Growth Stock Trust and Value Trust. The advisory fee paid is as follows: a) 1.050% of the first $250 million of aggregate net assets and b) 1.000% of the excess over $250 million of aggregate net assets. However, when the aggregate net assets of exceed $1 billion, then the advisory fee rate is 1.000% of aggregate net assets of the fund.

• Small Company Value Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

• Spectrum Income Fund — a) 0.800% of the first $250 million of aggregate net assets and b) 0.725% of the excess over $250 million of aggregate net assets.

• Strategic Equity Allocation Fund — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion; c) 0.625% of the next $2.5 billion; and d) 0.600% of the excess over $10 billion of aggregate net assets.

• Total Return Fund — If Relationship Net Assets are equal to or exceed $3 billion, then the following fee schedule applies: a) 0.700% of the first $1 billion ofTotal Return Net Assets and b) 0.675% of the excess over $1 billion of Total Return Net Assets. If Relationship Net Assets are less than $3 billion, then the advisory fee to be paid is 0.700% of aggregate net assets. Relationship Net Assets are aggregate net assets of all funds of the Trust and JHVIT that are subadvised by Pacific Investment Management Company, LLC. The term Total Return Net Assets includes the net assets of the Total Return Fund, a series of the Trust, and Total Return Trust, a series of JHVIT.

• U.S. High Yield Bond Fund — a) 0.750% of the first $200 million of average net assets and b) 0.720% of the excess over $200 million of average net assets.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

• Value Fund — a) 0.750% of the first $200 million of aggregate net assets; b) 0.725% of the next $300 million; and c) 0.650% of the excess over $500 million of aggregate net assets.

The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:

Fund	Subadvisor

Redwood Fund	Allianz Global Investors U.S. LLC[1]

Science & Technology Fund	Allianz Global Investors U.S. LLC[1]; T. Rowe Price Associates, Inc.

Active Bond Fund	Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management
(US) LLC[2,4]

All Cap Core Fund	QS Investors, LLC.

All Cap Value Fund	Lord, Abbett & Company LLC

Alpha Opportunities Fund	Wellington Management Company, LLP
Investment Quality Bond Fund
Mid Cap Stock Fund
Small Cap Growth Fund
Small Cap Value Fund

Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Value Fund
Equity-Income Fund
Health Sciences, Fund
Mid Value Fund
Real Estate Equity Fund
Small Company Value Fund
Spectrum Income Fund

Capital Appreciation Fund	Jennison Associates, LLC

Core Bond Fund	Wells Capital Management, Inc.
U.S. High Yield Bond Fund

Core Diversified Growth & Income Portfolio	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset
Core Fundamental Holdings Portfolio	Management a division of Manulife Asset Management (US) LLC [2,3,4]
Core Global Diversification Portfolio

Asia Total Return Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC [2,4]
Fundamental Global Franchise Fund
Global Equity Fund
High Income Fund
Short Term Government Income Fund
Strategic Equity Allocation Fund

Fundamental Value Fund	Davis Selected Advisers, L.P.

Global Bond Fund	Pacific Investment Management Company LLC
Real Return Bond Fund
Total Return Fund

Global Real Estate Fund	Deutsche Investment Management Americas Inc. and RREEF America L.L.C.
Real Estate Securities Fund

High Yield Fund	Western Asset Management Company

International Growth Opportunities Fund	Baillie Gifford Overseas Ltd

International Growth Stock Fund	Invesco Advisers, Inc.
Small Company Growth Fund
Value Fund

International Small Cap Fund	Franklin Templeton Investments Corporation

International Value Fund	Templeton Investment Counsel, LLC

Mid Cap Growth Index Fund	SSgA Fund Management, Inc.
Mid Cap Value Index Fund

Mutual Shares Fund	Franklin Mutual Advisers

Small Cap Opportunities Fund	Dimensional Fund Advisors LP and Invesco Advisers, Inc.

1 Effective March 31, 2013, RCM Capital Management, LLC merged into Allianz Global Investors, U.S. LLC.

2 An affiliate of the Advisor.

3 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

4 Manulife Asset Management (US), LLC is doing business as John Hancock Asset Management.

The funds are not responsible for payment of the subadvisory fees.

368

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Expense reimbursements The Advisor voluntarily agrees to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the funds’ business, advisory fees, class specific expenses, and fees under any agreements orplansofthe funds dealing with services for shareholders and others with beneficial interests in shares of the funds. This expense reduction will continue in effect until terminated by the Advisor.

	Expense		Expense
	limitation as a		limitation as a
	percentage of		percentage of
	average net		average net
Fund	assets	Fund	assets

Active Bond Fund	0.150%	Investment Quality Bond Fund	0.150%
All Cap Core Fund	0.200%	Mid Cap Growth Index Fund	0.075%
All Cap Value Fund	0.200%	Mid Cap Stock Fund	0.200%
Alpha Opportunities Fund	0.200%	Mid Cap Value Index Fund	0.075%
Blue Chip Growth Fund	0.200%	Mid Value Fund	0.200%
Capital Appreciation Fund	0.200%	Mutual Shares Fund	0.200%
Capital Appreciation Value Fund	0.200%	Real Estate Equity Fund	0.200%
Core Bond Fund	0.150%	Real Estate Securities Fund	0.200%
Equity-Income Fund	0.200%	Real Return Bond Fund	0.150%
Fundamental Global Franchise Fund	0.250%	Redwood Fund	0.200%
Fundamental Value Fund	0.200%	Science & Technology Fund	0.200%
Global Bond Fund	0.150%	Small Cap Growth Fund	0.200%
Global Equity Fund	0.250%	Small Cap Opportunities Fund	0.200%
Global Real Estate Fund	0.250%	Small Cap Value Fund	0.200%
Health Sciences Fund	0.200%	Small Company Growth Fund	0.200%
High Income Fund	0.150%	Small Company Value Fund	0.200%
High Yield Fund	0.150%	Spectrum Income Fund	0.150%
International Growth Opportunities Fund	0.250%	Strategic Equity Allocation Fund	0.200%
International Growth Stock Fund	0.250%	Total Return Fund	0.150%
International Small Cap Fund	0.250%	U.S. High Yield Bond Fund	0.150%
International Value Fund	0.250%	Value Fund	0.200%

Effective June 1, 2013, the Advisor contractually agreed to waive a portion of its management fee for certain funds (the Participating Portfolios) of the Trust, John Hancock Funds, John Hancock Funds III and John Hancock Variable Insurance Trust. All funds covered in this report are Participating Portfolios with the exception of Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Mid Cap Growth Index Fund and Mid Cap Value Index Fund. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion up to $125 billion; 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion up to $150 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds.

Prior to June 1, 2013, the Advisor had contractually agreed to waive a portion of its management fee for certain funds (the Participating Portfolios) of the Trust and JHVIT. All funds covered in this report are Participating Portfolios with the exception of Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Mid Cap Growth Index Fund and Mid Cap Value Index Fund. The prior waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeded $75 billion but was less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equaled or exceeded $100 billion. The amount of the reimbursement was calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each fund.

The Advisor has contractually agreed to reimburse the Asia Total Return Bond Fund for certain fund expenses excluding certain expenses such as advisory fees, transfer agent fees, Rule 12b-1 fees, brokerage commissions, interest, blue sky fees, printing and postage, litigation and indemnification expenses and other extraordinary expenses, short term dividend expense and acquired fund fees and expenses that exceed 0.15% of the fund’s average net assets. The expense limitation shall continue in effect until December 31, 2014, unless renewed by mutual agreement of the fund and the Advisor.

The Advisor contractually agreed to reimburse Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio for “other” fund expenses exceeding 0.06% of the funds’ average net assets. This expense reimbursement shall continue in effect until December 31, 2013, and may terminate any time thereafter.

In addition, the Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio receive a fee equal to 0.05% of the average net asset value of their investment in the underlying American Funds for providing various account maintenance services.

The Advisor contractually agreed to reimburse Short Term Government Income Fund for “other” fund expenses exceeding 0.08% of the fund’s average net assets. This expense reimbursement shall continue in effect until December 31, 2013, and may terminate any time thereafter

The Advisor contractually agreed to waive its advisory fee on International Value Fund and Small Cap Opportunities Fund so that the amount retained by the Advisor after payment of the subadvisory fees for each fund does not exceed 0.45% of the fund’s average net assets. The expense reimbursement shall continue in effect until December 31, 2013 and may terminate any time thereafter.

369

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

The Advisor voluntarily agreed to waive its advisory fee on Strategic Equity Allocation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The Advisor has voluntarily agreed to waive and/or reimburse operating expenses for Class A shares on Global Equity Fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The fee waivers and/or reimbursements are such that the expenses will not exceed 1.24% for Class A shares. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The Advisor voluntarily agreed to waive its advisory fee for Mutual Shares Fund to the following rates: 0.960% of the first $750 million of aggregate net assets and 0.920% in excess over $750 million of aggregate net assets, provided that when aggregate net assets exceed $750 million, the advisory fee is 0.920% on all aggregate net assets. This voluntary waiver was terminated on October 1, 2012.

The Advisor voluntarily agreed to waive a portion of its advisory fees for the Funds sub-advised by T. Rowe Price Associates, Inc. which include Blue Chip Growth Fund, Capital Appreciation Value Fund, Equity-Income Fund, Health Sciences Fund, Mid Value Fund, Real Estate Equity Fund, Science & Technology Fund, Small Company Value Fund and Spectrum Income Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

The Advisor voluntarily agreed to waive a portion of its advisory fees for the funds sub-advised by Deutsche Investment Management Americas, Inc. which include Global Real Estate Fund and Real Estate Securities Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by Deutsche Investment Management Americas, Inc. This voluntary expense reimbursement may terminate at any time.

The Advisor voluntarily agreed to waive 0.05% of its advisory fees otherwise payable on that portion of the aggregate net assets of the Science & Technology Fund between and including $250,000,001 and $500,000,000 that are managed by the subadvisor Allianz Global Investors U.S. LLC (formerly RCM Capital Management LLC). This voluntary waiver was terminated on March 20, 2013.

Effective June 1, 2013, the Advisor voluntarily agreed to reduce its advisory fees that would be payable by the Total Return Fund, Mid Cap Value Index Fund and Alpha Opportunities Fund (after giving effect to asset-based break-points) by 0.02%, 0.15% and 0.03%, respectively, of the funds’ average daily net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the funds.

For the year ended August 31, 2013, the waivers under these agreements amounted to:

Fund	Class A	Class I	Class 1	Class NAV	Total

Active Bond Fund	—	—	$3,030	$66,832	$69,862
All Cap Core Fund	—	—	—	47,403	47,403
All Cap Value Fund	—	—	4,344	28,629	32,973
Alpha Opportunities Fund	—	—	—	159,519	159,519
Asia Total Return Bond Fund	—	—	—	79,354	79,354
Blue Chip Growth Fund	—	—	222,914	555,655	778,569
Capital Appreciation Fund	—	—	19,091	59,827	78,918
Capital Appreciation Value Fund	—	—	—	735,773	735,773
Core Bond Fund	—	—	3,471	23,051	26,522
Core Diversified Growth & Income Portfolio	—	—	39,744	—	39,744
Core Fundamental Holdings Portfolio	—	—	42,115	—	42,115
Core Global Diversification Portfolio	—	—	39,845	—	39,845
Equity-Income Fund	—	—	108,783	448,490	557,273
Fundamental Global Franchise Fund	$5	$11	—	16,556	16,572
Fundamental Value Fund	—	—	—	43,966	43,966
Global Bond Fund	—	—	3,492	25,974	29,466
Global Equity Fund	70	6	—	4,434	4,510
Global Real Estate Fund	—	—	—	19,385	19,385
Health Sciences Fund	—	—	—	296,015	296,015
High Income Fund	—	—	—	19,006	19,006
High Yield Fund	—	—	17,599	24,890	42,489
International Growth Opportunities Fund	—	—	—	23,219	23,219
International Growth Stock Fund	—	—	—	22,519	22,519
International Small Cap Fund	—	—	4,435	13,591	18,026
International Value Fund	—	—	9,949	53,227	63,176
Investment Quality Bond Fund	—	—	3,197	16,140	19,337
Mid Cap Growth Index Fund	—	—	33,126	—	33,126
Mid Cap Stock Fund	—	—	13,089	31,834	44,923
Mid Cap Value Index Fund	—	—	51,452	—	51,452
Mid Value Fund	—	—	—	353,226	353,226
Mutual Shares Fund	—	—	—	28,594	28,594
Real Estate Equity Fund	—	—	—	93,986	93,986
Real Estate Securities Fund	—	—	22,976	—	22,976
Real Return Bond Fund	—	—	6,381	21,021	27,402
Redwood Fund	—	—	—	19,371	19,371
Science & Technology Fund	—	—	—	98,293	98,293
Short Term Government Income Fund	—	—	—	9,071	9,071
Small Cap Growth Fund	—	—	—	6,140	6,140

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Fund	Class A	Class I	Class 1	Class NAV	Total

Small Cap Opportunities Fund	—	—	$53,745	$97,319	$151,064
Small Cap Value Fund	—	—	—	5,674	5,674
Small Company Growth Fund	—	—	—	4,675	4,675
Small Company Value Fund	—	—	67,333	132,396	199,729
Spectrum Income Fund	—	—	—	317,447	317,447
Strategic Equity Allocation Fund	—	—	—	6,311,965	6,311,965
Total Return Fund	—	—	35,442	194,756	230,198
U.S. High Yield Bond Fund	—	—	4,035	24,652	28,687
Value Fund	—	—	—	7,153	7,153

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that a fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

The following funds recaptured operating expenses during the period and/or have contracts eligible for recovery going forward.

	Amounts Eligible	Amounts Eligible	Amounts Eligible	Amount recovered
	for recovery	for recovery	for recovery	during the period
Fund	through 8-1-14	through 8-1-15	through 8-1-16	ended 8-31-13

Asia Total Return Bond Fund	—	—	$67,842	—
Core Diversified Growth & Income Portfolio	$28,625	$32,871	28,869	—
Core Fundamental Holdings Portfolio	34,642	40,397	37,359	—
Core Global Diversifications Portfolio	27,346	32,528	29,109	—
Global Equity Fund	—	—	353	—
Mid Cap Growth Index Fund	13,028	25,421	33,126	$469
Mid Cap Value Index Fund	12,715	25,942	34,062	203
Short Term Government Income Fund	—	5,309	—	34,152

Amounts recovered by class
Fund	Class 1	Class NAV

Mid Cap Growth Index Fund	$469	—
Mid Cap Value Index Fund	203	—
Short Term Government Income Fund		$34,152

The net investment management fees incurred for the year ended August 31, 2013, including the impact of waivers, reimbursements and amounts recaptured, were equivalent to an annual effective rate of the funds’ average daily net assets as follows:

Fund	Annual Effective Rate	Fund	Annual Effective Rate

Active Bond	0.59%	International Value Fund	0.80%
All Cap Core Fund	0.77%	Investment Quality Bond Fund	0.58%
All Cap Value Fund	0.76%	Mid Cap Growth Index Fund	0.45%
Alpha Opportunities Fund	0.96%	Mid Cap Stock Fund	0.83%
Asia Total Return Bond Fund	0.68%	Mid Cap Value Index	0.40%
Blue Chip Growth Fund	0.75%	Mid Value Fund	0.95%
Capital Appreciation Fund	0.70%	Mutual Shares Fund	0.92%
Cap Appreciation Value Fund	0.77%	Real Estate Equity Fund	0.83%
Core Bond Fund	0.58%	Real Estate Securities Fund	0.70%
Core Diversified Growth & Income Portfolio	0.00%	Real Return Bond Fund	0.70%
Core Fundamental Holding Portfolio	0.00%	Redwood Fund	1.10%
Core Global Diversification Portfolio	0.00%	Science & Technology Fund	0.99%
Equity-Income Fund	0.75%	Short Term Government Income Fund	0.57%
Fundamental Global Franchise Fund	0.80%	Small Cap Growth Fund	1.05%
Fundamental Value Fund	0.75%	Small Cap Opportunities Fund	0.91%
Global Bond Fund	0.70%	Small Cap Value Fund	1.04%
Global Equity Fund	0.82%	Small Company Value Fund	0.98%
Global Real Estate	0.90%	Small Company Growth Fund	1.00%
Health Sciences Fund	0.98%	Spectrum Income Fund	0.70%
High Income Fund	0.69%	Strategic Equity Allocation Fund	0.48%
High Yield Fund	0.66%	Total Return Fund	0.67%
International Growth Opportunities Fund	0.84%	U.S. High Yield Bond Fund	0.72%
International Growth Stock Fund	0.79%	Value Fund	0.71%
International Small Cap Fund	0.99%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, finan-cial, legal, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2013 amounted to an annual rate of 0.01% of the fund’s average daily net assets for all funds except Global Equity Fund, which amounted to an annual rate of 0.00% of the fund’s average daily net assets.

371

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans with respect to Class A and Class 1 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds pay the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds’ shares.

Class	Rule 12b-1 Fee

Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares of Fundamental Global Franchise Fund and Global Equity Fund are assessed up-front sales charges, which resulted in payments to the Distributor. For the year ended August 31, 2013 no sales charges were assessed.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. During the year ended August 31, 2013, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. Fundamental Global Franchise Fund and Global Equity Fund have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2013 were:

		Distribution and	Transfer
Fund	Class	service fees	agent fees

Fundamental Global Franchise Fund
	A	$346	$198
	I	—	243

	Total	$346	$441
Global Equity Fund
	A	$88	$46
	I	—	106

	Total	$88	$152

For Fundamental Global Franchise Fund and Global Equity Fund, there were no state registration fees and printing and postage for the year ended August 31, 2013.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the funds, along with other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption payable for interfund lending in the respective fund’s Statement of Assets and Liabilities. The funds’ activity in this program during the period for which loans were outstanding was as follows:

		Weighted Average	Days	Weighted Average	Interest Income/
Fund	Borrower or Lender	Loan Balance	Outstanding	Interest Rate	(Expense)

All Cap Value Fund	Lender	$15,345,621	1	0.44%	$185
High Income Fund	Lender	13,939,942	3	0.46%	528
Strategic Equity Allocation Fund	Lender	14,714,032	7	0.45%	1,286
Capital Appreciation Fund	Borrower	14,088,308	10	0.45%	(1,742)

6. FUND SHARE TRANSACTIONS Transactions in fund shares for the years ended August 31, 2013 and 2012 ended were as follows:

Active Bond Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	2,111,859	$22,160,598	2,128,527	$21,787,759
Distributions reinvested	284,212	2,946,190	280,316	2,817,536
Repurchased	(1,481,122)	(15,335,262)	(490,852)	(5,000,747)
Net increase	914,949	$9,771,526	1,917,991	$19,604,548

Class NAV shares
Sold	25,593,562	$263,665,693	37,051,903	$377,202,994
Distributions reinvested	6,415,119	66,464,950	7,048,538	70,817,022
Repurchased	(11,644,909)	(121,287,032)	(9,907,311)	(101,382,073)
Net increase	20,363,772	$208,843,611	34,193,130	$346,637,943

Total Net increase	21,278,721	$218,615,137	36,111,121	$366,242,491

372

FUND SHARE TRANSACTIONS, CONTINUED

All Cap Core Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	386,873	$4,561,268	37,444	$301,796
Distributions reinvested	757,798	7,502,202	738,789	6,346,196
Repurchased	(7,039,305)	(74,966,405)	(16,566,637)	(147,393,453)

Net decrease	(5,894,634)	($62,902,935)	(15,790,404)	($140,745,461)

All Cap Value Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	782,943	$9,995,547	606,119	$6,539,155
Distributions reinvested	71,882	814,420	708,525	7,297,811
Repurchased	(1,722,609)	(21,081,036)	(1,523,542)	(16,427,890)
Net decrease	(867,784)	($10,271,069)	(208,898)	($2,590,924)

Class NAV shares
Sold	238,601	$2,771,428	19,219,522	$212,195,646
Distributions reinvested	544,045	6,131,383	3,372,552	34,534,935
Repurchased	(18,225,436)	(235,522,415)	(14,495,574)	(155,556,147)
Net increase (decrease)	(17,442,790)	($226,619,604)	8,096,500	$91,174,434

Total Net increase (decrease)	(18,310,574)	($236,890,673)	7,887,602	$88,583,510

Alpha Opportunities Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	5,118,433	$62,643,666	7,528,269	$79,042,339
Distributions reinvested	6,501,975	69,246,032	17,745,960	165,037,429
Repurchased	(13,019,396)	(145,835,802)	(52,667,843)	(548,717,207)

Net decrease	(1,398,988)	($13,946,104)	(27,393,614)	($304,637,439)

Asia Total Return Bond Fund	Period ended 8-31-13[1]
	Shares	Amount

Class NAV shares
Sold	43,971,659	$437,954,226
Repurchased	(273,145)	(2,548,462)

Net increase	43,698,514	$435,405,764

1 Period from 1-16-13 (inception date) to 8-31-13.

Blue Chip Growth Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,468,068	$37,946,623	3,070,319	$69,852,642
Distributions reinvested	65,607	1,604,735	20,848	430,922
Repurchased	(2,494,614)	(64,512,209)	(1,623,857)	(35,347,970)
Net increase (decrease)	(960,939)	($24,960,851)	1,467,310	$34,935,594

Class NAV shares
Sold	1,752,877	$43,406,430	7,382,230	$176,914,725
Distributions reinvested	198,367	4,846,096	95,250	1,966,903
Repurchased	(12,702,618)	(347,403,881)	(33,965,322)	(723,009,294)
Net decrease	(10,751,374)	($299,151,355)	(26,487,842)	($544,127,666)

Total Net decrease	(11,712,313)	($324,112,206)	(25,020,532)	($509,192,072)

Capital Appreciation Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	4,345,394	$60,007,104	3,941,411	$48,962,980
Distributions reinvested	96,684	1,259,790	25,939	291,271
Repurchased	(4,888,807)	(67,065,222)	(2,280,942)	(27,862,377)
Net increase (decrease)	(446,729)	($5,798,328)	1,686,408	$21,391,874

Class NAV shares
Sold	4,197,523	$56,500,980	14,794,453	$189,586,650
Distributions reinvested	370,157	4,826,845	138,081	1,551,329
Repurchased	(20,782,991)	(299,389,917)	(41,701,413)	(487,897,254)
Net decrease	(16,215,311)	($238,062,092)	(26,768,879)	($296,759,275)

Total Net decrease	(16,662,040)	($243,860,420)	(25,082,471)	($275,367,401)

Capital Appreciation Value Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	2,117,213	$24,465,517	129,111,325	$1,297,015,790
Distributions reinvested	8,835,758	97,458,405	926,970	9,334,590
Repurchased	(42,350,373)	(511,551,052)	(443,491)	(4,922,790)

Net increase (decrease)	(31,397,402)	($389,627,130)	129,594,804	$1,301,427,590

373

FUND SHARE TRANSACTIONS, CONTINUED

Core Bond Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	2,012,905	$26,761,424	4,805,005	$64,100,783
Distributions reinvested	356,748	4,683,929	111,270	1,469,693
Repurchased	(1,329,236)	(17,345,557)	(428,227)	(5,727,138)
Net increase	1,040,417	$14,099,796	4,488,048	$59,843,338

Class NAV shares
Sold	3,769,793	$50,264,009	4,692,219	$62,333,542
Distributions reinvested	2,476,855	32,484,843	2,221,954	29,232,405
Repurchased	(10,985,329)	(140,284,616)	(7,853,272)	(105,386,491)
Net decrease	(4,738,681)	($57,535,764)	(939,099)	($13,820,544)

Total Net increase (decrease)	(3,698,264)	($43,435,968)	3,548,949	$46,022,794

Core Diversified Growth & Income Portfolio	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	623,926	$6,459,379	588,457	$5,706,670
Distributions reinvested	238,867	2,319,396	81,494	760,344
Repurchased	(378,250)	(3,893,786)	(476,563)	(4,719,689)

Net increase	484,543	$4,884,989	193,388	$1,747,325

Core Fundamental Holdings Portfolio	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	279,740	$2,851,896	278,755	$2,662,361
Distributions reinvested	94,552	906,750	49,792	460,082
Repurchased	(318,706)	(3,188,983)	(99,446)	(941,412)

Net increase	55,586	$569,663	229,101	$2,181,031

Core Global Diversification Portfolio	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	594,636	$5,835,828	621,520	$5,706,031
Distributions reinvested	133,050	1,261,318	106,308	934,452
Repurchased	(728,501)	(7,127,910)	(363,923)	(3,324,624)

Net increase (decrease)	(815)	($30,764)	363,905	$3,315,859

Equity-Income Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,166,665	$20,550,026	1,226,942	$17,668,892
Distributions reinvested	354,126	5,676,642	255,203	3,537,110
Repurchased	(1,541,084)	(26,150,395)	(1,869,310)	(27,173,012)
Net decrease	(20,293)	$76,273	(387,165)	($5,967,010)

Class NAV shares
Sold	701,244	$11,433,332	10,003,542	$148,320,422
Distributions reinvested	1,555,814	24,924,135	1,066,236	14,767,373
Repurchased	(16,548,657)	(292,236,563)	(24,230,407)	(329,843,185)
Net decrease	(14,291,599)	($255,879,096)	(13,160,629)	($166,755,390)

Total Net decrease	(14,311,892)	($255,802,823)	(13,547,794)	($172,722,400)

Fundamental Global Franchise Fund	Year ended 8-31-13		Period ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000

Class I shares
Sold	20,633	$244,094	10,000	$100,000
Net increase	20,633	$244,094	10,000	$100,000

Class NAV shares
Sold	652,327	$7,565,238	35,159,824	$353,771,983
Distributions reinvested	213,433	2,337,088	—	—
Repurchased	(2,424,830)	(28,899,015)	—	—
Net increase (decrease)	(1,559,070)	($18,996,689)	35,159,824	$353,771,983

Total Net increase (decrease)	(1,538,437)	($18,752,595)	35,179,824	$353,971,983

1 Period 6-29-12 (inception date) to 8-31-12.

Fundamental Value Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	933,335	$15,625,375	4,120,096	$63,323,333
Distributions reinvested	1,012,548	16,281,768	749,176	10,765,657
Repurchased	(16,897,005)	(303,901,334)	(45,059,096)	(657,540,108)

Net decrease	(14,951,122)	($271,994,191)	(40,189,824)	($583,451,118)

374

FUND SHARE TRANSACTIONS, CONTINUED

Global Bond Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	516,678	$6,581,742	1,374,887	$17,459,457
Distributions reinvested	215,444	2,729,673	638,367	7,647,632
Repurchased	(1,662,197)	(20,500,647)	(1,367,752)	(17,150,456)
Net increase (decrease)	(930,075)	($11,189,232)	645,502	$7,956,633

Class NAV shares
Sold	7,702,540	$95,971,221	7,780,415	$96,377,184
Distributions reinvested	1,590,524	20,104,227	5,496,049	65,677,790
Repurchased	(17,175,639)	(207,592,730)	(19,058,007)	(237,076,849)
Net decrease	(7,882,575)	($91,517,282)	(5,781,543)	($75,021,875)

Total Net decrease	(8,812,650)	($102,706,514)	(5,136,041)	($67,065,242)

Global Equity Fund	Period ended 8-31-13[1]
	Shares	Amount

Class A shares
Sold	10,000	$100,000
Net increase	10,000	$100,000

Class I shares
Sold	113,710	$1,172,365
Net increase	113,710	$1,172,365

Class NAV shares
Sold	33,023,119	$324,226,745
Net increase	33,023,119	$324,226,745

Total Net increase	33,146,829	$325,499,110

1 Period from 5-16-13 (inception date) to 8-31-13.

Global Real Estate Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	3,788,067	$32,468,371	3,651,232	$25,602,371
Distributions reinvested	2,174,293	17,850,946	2,644,797	17,587,899
Repurchased	(32,539,487)	(278,592,308)	(10,963,221)	(82,705,255)

Net decrease	(26,577,127)	($228,272,991)	(4,667,192)	($39,514,985)

Health Sciences Fund	Year ended 8-31-13		Period ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,156,115	$16,070,753	34,835,063	$370,516,479
Distributions reinvested	1,202,343	16,375,908	—	—
Repurchased	(6,383,432)	(100,515,078)	(127,298)	(1,739,825)

Net increase (decrease)	(4,024,974)	($68,068,417)	34,707,765	$368,776,654

1 Period from 9-30-11 (inception date) to 8-31-12.

High Income Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	16,266,928	$133,482,642	3,398,880	$24,933,069
Distributions reinvested	3,766,190	29,823,222	3,604,114	25,545,951
Repurchased	(3,936,734)	(31,463,326)	(781,044)	(5,691,053)

Net increase	16,096,384	$131,842,538	6,221,950	$44,787,967

High Yield Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	11,932,843	$113,151,055	4,896,818	$43,424,037
Distributions reinvested	3,141,518	29,008,649	3,159,371	27,154,130
Repurchased	(6,657,957)	(62,543,551)	(4,799,084)	(41,528,194)
Net increase	8,416,404	$79,616,153	3,257,105	$29,049,973

Class NAV shares
Sold	6,343,984	$58,862,637	9,775,613	$85,071,263
Distributions reinvested	4,633,549	42,424,819	6,043,442	51,604,785
Repurchased	(3,411,188)	(31,529,010)	(18,024,413)	(158,105,246)
Net increase (decrease)	7,566,345	$69,758,446	(2,205,358)	($21,429,198)

Total Net increase	15,982,749	$149,374,599	1,051,747	$7,620,775

International Growth Opportunities Fund	Year ended 8-31-13		Period ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	2,486,929	$29,274,476	47,785,883	$477,772,958
Distributions reinvested	162,868	1,832,260	—	—
Repurchased	(13,423)	(161,690)	—	—

Net increase	2,636,374	$30,945,046	47,785,883	$477,772,958

1 Period from 7-19-12 (Inception date) to 8-31-12.

375

FUND SHARE TRANSACTIONS, CONTINUED

International Growth Stock Fund	Year ended 8-31-13		Year ended 8-31-12

Class NAV shares
Sold	12,446,037	$143,310,061	14,989,248	$153,186,147
Distributions reinvested	426,627	4,872,079	358,292	3,572,168
Repurchased	(176,580)	(2,039,129)	(2,279,439)	(22,992,649)

Net increase	12,696,084	$146,143,011	13,068,101	$133,765,666

International Small Cap Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	597,691	$9,606,714	299,703	$4,293,383
Distributions reinvested	109,736	1,696,515	144,046	1,866,834
Repurchased	(1,147,807)	(18,366,341)	(1,678,991)	(23,251,500)
Net decrease	(440,380)	($7,063,112)	(1,235,242)	($17,091,283)

Class NAV shares
Sold	13,174,897	$219,471,737	5,781,987	$79,353,533
Distributions reinvested	284,607	4,397,182	255,409	3,307,547
Repurchased	(658,206)	(9,906,066)	(866,874)	(12,358,986)
Net increase	12,801,298	$213,962,853	5,170,522	$70,302,094

Total Net increase	12,360,918	$206,899,741	3,935,280	$53,210,811

International Value Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,112,447	$16,387,869	482,782	$6,163,488
Distributions reinvested	371,780	5,305,304	651,205	7,970,743
Repurchased	(2,735,593)	(39,489,334)	(2,629,588)	(33,490,891)
Net decrease	(1,251,366)	($17,796,161)	(1,495,601)	($19,356,660)

Class NAV shares
Sold	9,468,487	$139,955,499	26,521,336	$330,719,959
Distributions reinvested	1,953,277	27,795,127	2,503,837	30,571,849
Repurchased	(4,993,623)	(71,612,776)	(8,467,242)	(106,711,500)
Net increase	6,428,141	$96,137,850	20,557,931	$254,580,308

Total Net increase	5,176,775	$78,341,689	19,062,330	$235,223,648

Investment Quality Bond Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	866,320	$11,277,498	1,770,240	$22,612,872
Distributions reinvested	326,459	4,183,633	172,139	2,184,021
Repurchased	(2,531,215)	(32,322,247)	(1,139,041)	(14,538,734)
Net increase (decrease)	(1,338,436)	($16,861,116)	803,338	$10,258,159

Class NAV shares
Sold	2,983,016	$38,505,176	3,207,674	$40,942,012
Distributions reinvested	1,525,051	19,493,397	884,788	11,211,041
Repurchased	(1,282,570)	(16,086,192)	(6,169,936)	(79,513,259)
Net increase (decrease)	3,225,497	$41,912,381	(2,077,474)	($27,360,206)

Total Net increase (decrease)	1,887,061	$25,051,265	(1,274,136)	($17,102,047)

Mid Cap Growth Index Fund	Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	654,602	$9,089,000	521,728	$6,027,804
Distributions reinvested	6,304	77,919	51,039	547,648
Repurchased	(465,157)	(6,022,751)	(673,376)	(7,647,138)
Net increase (decrease)	195,749	$3,144,168	(100,609)	($1,071,686)

Class NAV shares
Sold	—	—	191,399	$2,111,941
Distributions reinvested	—	—	82,212	882,131
Repurchased	—	—	(212,342)	(2,439,969)
Redemption-in-kind (Note 11)	—	—	(4,905,032)	(59,302,803)
Net increase (decrease)	—	—	(4,843,763)	($58,748,700)

Total Net increase (decrease)	195,749	$3,144,168	(4,944,372)	($59,820,386)

1 Class NAV shares were terminated on 4-16-12.

Mid Cap Stock Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	788,808	$15,407,977	716,209	$12,460,465
Distributions reinvested	644,229	11,396,409	967,160	14,613,784
Repurchased	(3,239,881)	(60,803,078)	(4,175,513)	(69,828,603)
Net decrease	(1,806,844)	($33,998,692)	(2,492,144)	($42,754,354)

Class NAV shares
Sold	15,449,613	$333,110,441	9,329,945	$161,714,348
Distributions reinvested	1,493,838	26,530,570	1,566,496	23,748,071
Repurchased	(2,421,198)	(44,626,460)	(2,921,764)	(51,399,934)
Net increase	14,522,253	$315,014,551	7,974,677	$134,062,485

Total Net increase	12,715,409	$281,015,859	5,482,533	$91,308,131

376

FUND SHARE TRANSACTIONS, CONTINUED

Mid Cap Value Index Fund	Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	885,878	$11,296,613	346,212	$3,687,508
Distributions reinvested	101,600	1,149,091	46,943	475,060
Repurchased	(454,827)	(5,720,456)	(455,803)	(4,790,708)
Net increase (decrease)	532,651	$6,725,248	(62,648)	($628,140)

Class NAV shares
Sold	—	—	251,831	$2,708,123
Distributions reinvested	—	—	89,000	899,785
Repurchased	—	—	(302,223)	(3,093,593)
Redemption-in-kind (Note 11)	—	—	(5,442,066)	(59,301,396)
Net increase (decrease)	—	—	(5,403,458)	($58,787,081)

Total Net increase (decrease)	532,651	$6,725,248	(5,466,106)	($59,415,221)

1 Class NAV shares were terminated on 4-16-12.

Mid Value Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	8,218,569	$124,638,186	14,373,049	$177,120,927
Distributions reinvested	2,594,590	33,729,663	5,843,015	66,902,523
Repurchased	(3,918,677)	(53,772,484)	(2,338,449)	(29,346,110)

Net increase	6,894,482	$104,595,365	17,877,615	$214,677,340

Mutual Shares Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	232,180	$2,848,477	5,458,223	$59,974,877
Distributions reinvested	745,185	8,636,693	961,041	9,917,938
Repurchased	(5,045,341)	(64,539,607)	(17,079,700)	(180,017,020)

Net decrease	(4,067,976)	($53,054,437)	(10,660,436)	($110,124,205)

Real Estate Equity Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	3,019,159	$28,997,465	2,177,700	$19,048,205
Distributions reinvested	278,953	2,633,312	338,483	2,778,944
Repurchased	(2,042,503)	(20,450,158)	(3,171,134)	(28,011,079)

Net increase (decrease)	1,255,609	$11,180,619	(654,951)	($6,183,930)

Real Estate Securities Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	2,867,990	$42,570,059	4,860,453	$69,531,260
Distributions reinvested	4,175,922	57,084,851	2,170,390	28,410,411
Repurchased	(5,753,045)	(83,387,403)	(3,123,458)	(42,411,564)

Net increase	1,290,867	$16,267,507	3,907,385	$55,530,107

Real Return Bond Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	841,864	$11,029,910	4,180,227	$54,282,826
Distributions reinvested	702,195	8,890,672	954,820	12,048,352
Repurchased	(3,972,870)	(49,061,682)	(1,281,732)	(16,504,240)
Net increase (decrease)	(2,428,811)	($29,141,100)	3,853,315	$49,826,938

Class NAV shares
Sold	7,248,317	$90,500,627	6,018,997	$76,315,876
Distributions reinvested	2,227,831	27,820,712	3,696,725	46,112,450
Repurchased	(10,389,870)	(123,533,950)	(10,670,165)	(138,730,901)
Net decrease	(913,722)	($5,212,611)	(954,443)	($16,302,575)

Total Net increase (decrease)	(3,342,533)	($34,353,711)	2,898,872	$33,524,363

Redwood Fund	Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	8,939,128	$97,901,246	40,054,904	$407,294,842
Distributions reinvested	900,119	9,703,283	99,970	1,042,681
Repurchased	(8,491,646)	(93,927,195)	(450,952)	(4,778,312)

Net increase	1,347,601	$13,677,334	39,703,922	$403,559,211

[1] Period from 9-29-11 (inception date) to 8-31-12.

Science & Technology Fund	Year ended 8-31-13[1]
	Shares	Amount

Class NAV shares
Sold	77,750,621	$819,508,213

Net increase	77,750,621	$819,508,213

[1] Period from 2-14-13 (inception date) to 8-31-13.

377

FUND SHARE TRANSACTIONS, CONTINUED

Short Term Government Income Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	5,046,441	$50,505,454	7,092,249	$71,329,191
Distributions reinvested	341,659	3,395,114	300,659	3,018,767
Repurchased	(893,627)	(8,798,130)	(2,413,514)	(24,270,139)

Net increase	4,494,473	$45,102,438	4,979,394	$50,077,819

Small Cap Growth Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	6,244,376	$63,014,499	1,127,123	$9,617,395
Distributions reinvested	1,092,579	8,882,671	4,479,279	33,773,765
Repurchased	(2,750,775)	(25,604,370)	(4,463,944)	(38,067,082)

Net increase	4,586,180	$46,292,800	1,142,458	$5,324,078

Small Cap Opportunities Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	409,927	$11,008,186	106,327	$2,247,959
Distributions reinvested	47,369	1,122,649	6,543	136,492
Repurchased	(443,397)	(11,100,874)	(609,808)	(12,981,639)
Net increase (decrease)	13,899	$1,029,961	(496,938)	($10,597,188)

Class NAV shares
Sold	57,003	$1,467,291	258,798	$5,343,887
Distributions reinvested	94,118	2,220,244	13,180	273,751
Repurchased	(635,778)	(16,191,583)	(513,335)	(10,921,144)
Net decrease	(484,657)	($12,504,048)	(241,357)	($5,303,506)

Total Net decrease	(470,758)	($11,474,087)	(738,295)	($15,900,694)

Small Cap Value Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	229,949	$4,077,510	404,301	$6,268,191
Distributions reinvested	851,042	13,582,626	708,673	10,984,426
Repurchased	(924,561)	(16,171,460)	(2,923,714)	(47,518,329)

Net increase (decrease)	156,430	$1,488,676	(1,810,740)	($30,265,712)

Small Company Growth Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	3,207,478	$58,714,360	290,137	$3,978,228
Distributions reinvested	229,253	3,447,959	—	—
Repurchased	(948,203)	(15,473,840)	(1,537,754)	(21,947,946)

Net increase (decrease)	2,488,528	$46,688,479	(1,247,617)	($17,969,718)

Small Company Value Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	182,692	$5,677,519	224,024	$5,856,858
Distributions reinvested	75,427	2,160,242	37,288	948,971
Repurchased	(695,226)	(21,150,027)	(856,698)	(22,323,612)
Net decrease	(437,107)	($13,312,266)	(595,386)	($15,517,783)

Class NAV shares
Sold	289,000	$8,793,595	549,975	$13,888,617
Distributions reinvested	152,576	4,365,207	75,147	1,910,239
Repurchased	(1,108,467)	(33,597,410)	(1,724,283)	(45,251,851)
Net decrease	(666,891)	($20,438,608)	(1,099,161)	($29,452,995)

Net decrease	(1,103,998)	($33,750,874)	(1,694,547)	($44,970,778)

Spectrum Income Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	5,938,579	$66,443,850	7,785,652	$83,831,808
Distributions reinvested	3,456,283	38,161,254	4,738,870	49,987,872
Repurchased	(10,239,916)	(114,342,349)	(9,713,078)	(104,621,464)

Net increase (decrease)	(845,054)	($9,737,245)	2,811,444	$29,198,216

Strategic Equity Allocation Fund	Year ended 8-31-13		Period ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	79,323,802	$861,422,264	45,761,702	$450,565,131
Issued in reorganization (Note 11)	—	—	261,346,371	2,613,463,712
Distributions reinvested	4,274,053	44,963,037	—	—
Repurchased	(16,921,507)	(184,373,047)	(120,244)	(1,208,341)

Net increase	66,676,348	$722,012,254	306,987,829	$3,062,820,502

1 Period from 4-13-12 (inception date) to 8-31-12.

378

FUND SHARE TRANSACTIONS, CONTINUED

Total Return Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	2,398,110	$34,703,732	3,564,198	$50,710,207
Distributions reinvested	1,507,860	21,582,878	792,934	10,949,134
Repurchased	(5,942,584)	(84,005,345)	(2,194,804)	(30,890,128)
Net increase (decrease)	(2,036,614)	($27,718,735)	2,162,328	$30,769,213

Class NAV shares
Sold	28,222,967	$398,418,124	19,193,731	$269,208,868
Distributions reinvested	7,701,442	109,823,633	4,282,677	58,928,321
Repurchased	(11,922,005)	(168,457,440)	(21,193,786)	(302,018,622)
Net increase	24,002,404	$339,784,317	2,282,622	$26,118,567

Total Net increase	21,965,790	$312,065,582	4,444,950	$56,887,780

U.S. High Yield Bond Fund	Year ended 8-31-13		Year ended 8/31/12
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,240,005	$15,912,324	2,404,812	$30,093,929
Distributions reinvested	574,275	7,249,958	539,264	6,608,215
Repurchased	(1,850,923)	(23,573,213)	(918,578)	(11,432,089)
Net increase (decrease)	(36,643)	($410,931)	2,025,498	$25,270,055

Class NAV shares
Sold	2,774,328	$35,478,944	7,241,411	$90,433,861
Distributions reinvested	3,453,586	43,547,538	3,568,047	43,684,679
Repurchased	(1,775,331)	(22,399,983)	(3,530,184)	(44,077,251)
Net increase	4,452,583	$56,626,499	7,279,274	$90,041,289

Total Net increase	4,415,940	$56,215,568	9,304,772	$115,311,344

Value Fund	Year ended 8-31-13		Year ended 8-31-12
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	12,716,361	$143,867,984	331,012	$3,177,315
Distributions reinvested	2,051,297	18,995,013	1,756,453	15,737,822
Repurchased	(1,414,321)	(14,427,073)	(4,681,337)	(45,334,019)

Net increase (decrease)	13,353,337	$148,435,924	(2,593,872)	($26,418,882)

Affiliates of the Trust owned of shares of beneficial interest of the following funds on August 31, 2013:

Fund	Class	% by Class

Fundamental Global Franchise Fund	A	100%
Fundamental Global Franchise Fund	I	33%
Global Equity Fund	A	100%
Global Equity Fund	I	9%

For funds with Class NAV, affiliates of the Trust owned 100% of the shares of beneficial interest for this Class.

7. PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the year ended August 31, 2013. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the year ended August 31, 2013:

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

Active Bond Fund	$346,733,626	$1,441,762,531	$309,565,895	$1,261,940,697
All Cap Core Fund	—	942,216,916	—	999,915,459
All Cap Value Fund	—	602,123,781	—	847,131,919
Alpha Opportunities Fund	—	1,605,026,245	—	1,689,173,505
Asia Total Return Bond Fund	—	449,590,584	—	27,240,296
Blue Chip Growth Fund	—	725,350,935	—	1,046,457,747
Capital Appreciation Fund	—	841,653,550	—	1,077,354,272
Capital Appreciation Value Fund	17,292,023	1,424,837,031	—	1,634,673,016
Core Bond Fund	1,691,066,104	641,775,882	1,729,813,972	644,813,493
Core Diversified Growth & Income Portfolio	—	7,231,872	—	3,899,668
Core Fundamental Holding Portfolio	—	3,217,220	—	3,195,632
Core Global Diversification Portfolio	—	10,687,641	—	11,206,858
Equity-Income Fund	—	205,662,185	—	504,411,332
Fundamental Global Franchise Fund	—	103,394,908	—	128,094,325
Fundamental Value Fund	—	94,349,112	—	325,853,760
Global Bond Fund	131,444,561	471,611,911	133,514,460	733,894,249
Global Equity Fund	—	338,048,293	—	21,425,803
Global Real Estate	—	511,883,394	—	741,797,727
Health Sciences Fund	—	208,065,860	—	294,333,141
High Income Fund	1,998,336	529,157,656	1,905,258	392,412,940
High Yield Fund	—	835,654,953	—	669,913,210
International Small Cap Fund	—	302,503,116	—	117,237,998
International Growth Opportunities Fund	—	126,237,514	—	90,836,232
International Growth Stock Fund	—	259,913,985	—	121,585,319

379

PURCHASE AND SALE OF SECURITIES, CONTINUED

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

International Value Fund	—	$529,823,975	—	$513,840,445
Investment Quality Bond Fund	$240,206,065	162,695,631	$171,175,605	153,500,727
Mid Cap Growth Index Fund	—	18,955,240	—	16,632,701
Mid Cap Stock Fund	—	1,497,796,570	—	1,288,722,572
Mid Cap Value Index	—	16,860,840	—	11,175,917
Mid Value Fund	—	281,611,682	—	213,533,667
Mutual Shares Fund	—	110,035,427	—	325,134,559
Real Estate Equity Fund	—	41,495,352	—	22,559,785
Real Estate Securities Fund	—	608,921,747	—	632,365,555
Real Return Bond Fund	250,773,071	71,848,336	337,703,320	131,803,338
Redwood Fund	—	295,625,471	—	290,991,742
Science & Technology Fund	—	969,913,997	—	210,775,721
Short Term Government Income Fund	48,592,539	105,692,162	29,277,061	85,064,752
Small Cap Growth Fund	—	211,240,026	—	181,724,202
Small Cap Opportunities Fund	—	35,912,087	—	50,802,027
Small Cap Value Fund	—	24,869,718	—	34,090,393
Small Company Growth Fund	—	75,972,211	—	34,513,560
Small Company Value Fund	—	32,417,556	—	67,507,588
Spectrum Income Fund	197,447,945	515,472,260	155,024,730	560,245,927
Strategic Equity Allocation Fund	—	1,116,108,337	—	384,544,234
Total Return Fund	1,866,923,889	4,849,675,631	1,610,555,210	4,914,617,282
U.S. High Yield Bond Fund	—	469,454,309	—	412,792,112
Value Fund	—	195,101,033	—	69,163,283

8. INVESTMENT BY AFFILIATED FUNDS Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, affiliated fund investments may represent a significant portion of the funds’ net assets. At August 31, 2013, the following funds had an affiliate ownership of 5% or more of the their assets:

FUND		FUND

Active Bond Fund	96.0%	International Value Fund	73.5%
All Cap Core Fund	100.0%	Investment Quality Bond Fund	85.8%
All Cap Value Fund	84.7%	Mid Cap Stock Fund	77.2%
Alpha Opportunities Fund	100.0%	Mid Value Fund	100.0%
Asia Total Return Bond Fund	100.0%	Mutual Shares Fund	100.0%
Blue Chip Growth Fund	69.0%	Real Estate Equity Fund	100.0%
Capital Appreciation Fund	63.3%	Real Return Bond Fund	75.4%
Capital Appreciation Value Fund	99.9%	Redwood Fund	80.6%
Core Bond Fund	84.5%	Science & Technology Fund	100.0%
Equity-Income Fund	78.3%	Short Term Government Fund	100.0%
Fundamental Global Franchise Fund	99.9%	Small Cap Growth Fund	100.0%
Fundamental Value Fund	92.4%	Small Cap Opportunities Fund	62.3%
Global Bond Fund	87.4%	Small Cap Value Fund	100.0%
Global Equity Fund	99.6%	Small Company Growth Fund	100.0%
Global Real Estate Fund	94.8%	Small Company Value Fund	66.7%
Health Sciences Fund	100.0%	Spectrum Income Fund	100.0%
High Income Fund	99.0%	Strategic Equity Allocation Fund	100.0%
High Yield Fund	58.8%	Total Return Fund	66.2%
International Growth Opportunities Fund	59.3%	U.S. High Yield Bond Fund	86.8%
International Growth Stock Fund	99.1%	Value Fund	100.0%
International Small Cap Fund	82.4%

9. INVESTMENT IN AFFILIATED UNDERLYING FUNDS Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the funds’ investment may represent a significant portion of each underlying fund’s net assets. For the year ended August 31, 2013, the funds did not hold 5% or more of any underlying funds’ net assets.

380

10. DIRECT PLACEMENT SECURITIES The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at August 31, 2013.

						Value as a
		Original		Beginning	Ending	Percentage
		Acquisition	Acquisition	Share	Share	of Fund’s	Value as
Fund	Issuer Description	Date	Cost	Amount	Amount	net assets	of 8/31/2013

Health Sciences Fund	Castlight Health, Inc. Series D	4/26/2012	$357,884	59,286	59,286	0.07%	$357,884
	Ultragenyx Pharmaceutical, Inc.	12/19/2012	$311,272	—	112,397	0.06%	$311,272
	Bought: 112,397 shares
Science & Technology Fund	GrubHub, Inc.	8/14/2013	$385,013	—	45,094	0.04%	$385,012
	Bought: 45,097 shares
Small Cap Growth Fund	Mobileye, Inc.	8/15/2013	$860,529	—	24,657	0.41%	$860,529
	Bought: 24,657 shares

11. REDEMPTIONS-IN-KIND On April 16, 2012, the following funds recorded in-kind redemptions of portfolio securities. The redeeming shareholders were fund of funds that are series of the Trust. Each redeeming shareholder received a pro rata share of the securities held by each respective portfolio in the Trust. The redemptions in-kind were effected in connection with the simultaneous subscriptions in-kind of these securities by the Strategic Equity Allocation Fund, a series of the Trust. The funds affected by this transaction were Mid Cap Growth Index Fund and Mid Cap Value Index Fund. This transaction is a non-taxable event. Below is a summary of the market value of securities and cash redeemed and realized gains generated by the funds relating to the transaction.

Fund	Market Value of Securities Redeemed	Realized Gain

Mid Cap Growth Index Fund	$59,302,803	$4,757,122
Mid Cap Value Index Fund	59,301,396	320,464

12. OTHER MATTERS The Trust has been named as a defendant in an adversary proceeding originally brought by the Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007. The plaintiff seeks to recover payments of the proceeds from the leveraged buy-out made to the beneficial owners of shares of Tribune Company, and alleges these payments were intentionally fraudulent conveyances under the U.S. Bankruptcy Code. The adversary proceeding, which is now captioned Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.), has been transferred to the U.S. District Court for the Southern District of New York and consolidated into the multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.).

In a related matter, the Trust has been named as a defendant in Deutsche Bank Trust Co. Americas v. Paniagua, No. 11-9409 (S.D.N.Y.). This case also relates to the Tribune Company leveraged buy-out transaction and asserts claims on behalf of Tribune noteholders for constructive fraudulent conveyance under state law, and it also has been consolidated into the multidistrict litigation proceeding. On September 23, 2013, the Court granted the defendants’ motion to dismiss this action on the basis that the plaintiffs did not have standing to pursue their claims. On September 30, 2013, the plaintiffs filed a notice of appeal to the United States Court of Appeals for the Second Circuit.

The potential amount sought to be recovered by the plaintiffs in these two actions from the Equity-Income Fund and Spectrum Income Fund is unknown, but it includes approximately $11,971,400 and $2,091,000, respectively, representing the proceeds that the funds received in the leveraged buy-out, plus an unknown amount of interest and the plaintiffs’ attorneys’ fees and expenses. The funds cannot predict the outcome of this proceeding. The funds are currently assessing the case and have not yet determined the effect, if any, on the funds’ net assets and results of operations. If the proceeding were to be decided in a manner adverse to the funds, or if the funds were to enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on the funds’ net asset value.

381

John Hancock Funds II

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, of changes in net assets and of cash flows (as applicable) and the financial highlights present fairly, in all material respects, the financial position of each of the funds (as listed in the Table of Contents on page 2) which are part of John Hancock Funds II (the “Trust”) at August 31, 2013, and the results of each of their operations and their cash flows (as applicable), the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, transfer agents, agent banks and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 25, 2013

382

John Hancock Funds II

Federal tax information (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable year ended August 31, 2013.

Dividend Received Deduction The funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends-received deduction.

Qualified Dividend Income The funds report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Foreign Tax Credit The following table details the income derived from foreign sources and the amounts the funds intend to pass through as foreign tax credits for the year ended August 31, 2013:

Fund	Foreign Sourced Income	Foreign Tax Credit

Asia Total Return Bond Fund	$10,298,168	$305,290
Core Global Diversification Portfolio	271,734	37,066
Global Real Estate Fund	6,678,560	431,273
International Growth Opportunities Fund	12,253,448	878,106
International Growth Stock Fund	13,373,106	1,041,852
International Small Cap Fund	9,880,785	901,769
International Value Fund	33,728,359	2,314,671

Long Term Capital Gains The funds below paid the following amounts in capital gain dividends.

Fund	Capital Gains

Alpha Opportunities Fund	$38,260,185
Blue Chip Growth Fund	71,462
Capital Appreciation Value Fund	26,099,054
Core Bond Fund	4,839,253
Core Diversified Growth & Income Portfolio	1,577,009
Core Fundamental Holdings Portfolio	594,606
Core Global Diversification Portfolio	611,869
Health Sciences Fund	3,905,483
Investment Quality Bond Fund	5,075,210
Mid Cap Growth Index Fund	24,812
Mid Cap Stock Fund	29,271,496
Mid Cap Value Index Fund	437,800
Mid Value Fund	22,663,035
Real Estate Securities Fund	37,057,361
Real Return Bond Fund	9,299,526
Small Cap Growth Fund	8,483,933
Small Cap Opportunities Fund	2,108,874
Small Cap Value Fund	11,899,231
Small Company Growth Fund	2,933,453
Small Company Value Fund	44,357
Spectrum Income Fund	695,859
Strategic Equity Allocation Fund	1,936,223
Total Return Fund	6,829,276
U.S. High Yield Bond Fund	7,051,166
Value Fund	16,783,253

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

383

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees

UNDERLYING FUNDS

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and each of the Subadvisory Agreements (collectively, the Subadvisory Agreements) for each of the portfolios (the funds) of the Trust discussed in this report. The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements.

The advisory agreement and subadvisory agreement for Global Equity Fund were not considered for renewal at such time because this fund recently commenced operations.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16-17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the subadvisors (each, a Subadvisor and collectively, the Subadvisors) with respect to each fund identified below.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each fund, the Advisor, and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent, and quality of services provided by the Advisor and the Subadvi-sors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the funds and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisors with respect to the funds they manage. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities market, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the Advisory and Subadvisory Agreements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the funds, including, but not limited to, general supervision and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the funds;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the funds; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the funds.

Investment performance. In considering the funds’ performance, the Board noted that it reviews at its regularly scheduled meetings information about the funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the funds’ performance;

(b) considered the comparative performance of each fund’s respective benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data.

384

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees

Such report included each fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of each fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular funds.

The Board concluded that the performance of each of the funds has generally been in line with or generally outperformed the historical performance of comparable funds, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, each fund’s contractual and net management fees (and subadvisory fees, to the extent available) fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered each fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as each fund’s ranking within broader groups of funds. In comparing each fund’s net and contractual management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to all of the funds and agreed at the May meeting to additional fee waivers for certain funds. The Board also noted that the Advisor pays the subadvisory fees of the funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, which is discussed further below. The Board also noted management’s discussion of the funds’ expenses, as well as certain actions taken over the past several years to reduce the funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisors’ services to the funds and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to each fund;

(c) received and reviewed profitability information with respect to the John Han-cock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the funds on a cost basis pursuant to an administrative services agreement;

(g) noted that certain funds’ Subadvisors are affiliates of the Advisor;

(h) noted that affiliates of the Advisor provide transfer agency services and distribution services to the funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the funds;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the funds;

(j) noted that the subadvisory fees for the funds are paid by the Advisor and are negotiated at arm’s length with respect to the unaffiliated Subadvisors; and

(k) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the funds and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect these economies of scale for the benefit of the funds’ shareholders, the Board:

(a) with respect to each fund in the John Hancock fund complex, including the funds discussed in this report, (except those listed below), considered that the Advisor has agreed, effective June 1, 2013, to waive its management fees for the funds and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The John Hancock funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the funds’ fee structures contain breakpoints at the subadvisory fee level and that certain breakpoints are reflected as breakpoints in the advisory fees for the funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the funds with advisory fee breakpoints to benefit from economies of scale if those funds grow. The Board also took into account management’s discussion of the funds’ advisory fee structures, including with respect to those funds that did not currently have breakpoints, and also noted that the Advisor had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the funds; and

(c) the Board also considered the effect of the funds’ growth in size on their performance and fees. The Board also noted that if the funds’ assets increase over time, the funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to each Subadvisor’s business, including current subadvisory services to the Trust and other funds in the John Hancock family of funds, if applicable;

385

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees

(2) the historical and current performance of each fund and comparative performance information relating to the fund’s benchmark and comparable funds;

(3) the subadvisory fee for each fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the funds. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisors’ regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable fund that is consistent with the fund’s investment objective(s), the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Sub-advisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with a fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors who are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of those Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which includes arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts, and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Sub-advisors and their affiliates may receive from the Subadvisor’s relationship with a fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that each fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Sub-advisor. As noted above, the Board also considered each fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to that fund as included in the report prepared by the independent third-party provider of mutual fund data. The Board also took into account the subadvisory fees paid by the Advisor to each Subadvisor with respect to the funds to fees charged by each fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered each fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark and each fund’s overall performance is satisfactory with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) With respect to those funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the funds in order to permit shareholders to benefit from economies of scale if those funds grow.

Additional information relating to each fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular fund is set forth in Appendix A.

***

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements would be in the best interest of each of the funds and their respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.

386

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		2013
(SUBADVISER)	as of December 31, 2012	Fees and Expenses	Comments

Active Bond Fund	Benchmark Index – The Fund	Net management fees for this	The Board noted the Fund’s
	outperformed for the one-, three-	Fund are higher than the peer	favorable performance relative to
(Declaration Management &	and five-year periods.	group median.	the benchmark index and peer
Research LLC)			group for the one-, three- and
five-year periods.

(John Hancock Asset Management a	Lipper Category – The Fund	Total expenses for this Fund are	The Board also took into account
division of Manulife Asset	outperformed the average for the	higher than the peer group	the peer group in which the
Management (US) LLC)	one-, three- and five-year	median.	Fund was placed and the unique
	periods		composition of the Fund’s
investment portfolio relative to
the peer group.
.
The Board took into account
management’s discussion of the
Fund’s expenses.

The Board also noted the
addition of breakpoints to the
advisory and subadvisory fee
rates that became effective in
October 2012.

All Cap Core Fund	Benchmark Index – The Fund	The subadvisor fees for this	The Board noted that the Fund’s
	outperformed for the one-year	Fund are lower than the peer	performance is being closely
	period and underperformed for	group median.	monitored.
the three- and five-year periods.
		Net management fees for this	The Board also took into account
	Lipper Category – The Fund	Fund are higher than the peer	the Fund’s more recent improved
	outperformed the average for the	group median.	performance.
one- and three-year periods and
	underperformed the average for	Total expenses for this Fund are	The Board took into account
	the five-year period.	lower than the peer group	management’s discussion of the
		median.	Fund’s expenses.

All Cap Value Fund	Benchmark Index – The Fund	The subadvisor fees for this	The Board noted that the Fund’s
(Lord, Abbett & Co. LLC)	underperformed for the one-	Fund are lower than the peer	performance is being closely
	and three-year periods and	group median.	monitored.
outperformed for the five-year
	period.	Net management fees for this	The Board noted that relative
		Fund are higher than the peer	performance has improved since
	Lipper Category – The Fund	group median.	the change to the lead portfolio
	underperformed the average for		manager in January 2013.
	the one- and three-year periods	Total expenses for this Fund are
	and outperformed the average for	lower than the peer group	The Board took into account
	the five-year period.	median.	management’s discussion of the
Fund’s expenses.

Alpha Opportunities Fund	Benchmark Index – The Fund	Net management fees for this	The Board noted the Fund’s
(Wellington Management	outperformed for the one-year	Fund are higher than the peer	favorable performance relative to
Company, LLP)	period and underperformed for	group median.	the benchmark index for the
	the three-year period.		one-year period and peer group
		Total expenses for this Fund are	for the one- and three-year
	Lipper Category – The Fund	higher than the peer group	periods
	outperformed the average for the	median.
	one- and three-year periods.		The Board took into account
management’s discussion of the
Fund’s expenses. The Board also
noted that the Adviser had
agreed to implement a 3 basis
point voluntary advisory fee
waiver effective June 1, 2013.

387

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		2013
(SUBADVISER)	as of December 31, 2012	Fees and Expenses	Comments

Blue Chip Growth Fund	Benchmark Index – the Fund	Net management fees for this	The Board noted the Fund’s
(T. Rowe Price Associates, Inc.)	outperformed for the one-,	Fund are higher than the peer	favorable performance relative to
	three- and five-year periods.	group median.	the benchmark index and peer
group for the one-, three- and
	Lipper Category – The Fund	Total expenses for this Fund are	five-year periods.
	outperformed the average for the	equal to the peer group median.
	one-, three- and five-year		The Board took into account
	periods		management’s discussion of the
Fund’s expenses, noting that the
	.		Fund is subject to a voluntary
fee waiver which reduces certain
expenses of the Fund.

Capital Appreciation Fund	Benchmark Index – The Fund	Net management fees for this	The Board noted the Fund’s
(Jennison Associates LLC)	outperformed for the one-year	Fund are higher than the peer	favorable performance relative to
	period and underperformed for	group median.	the benchmark index for the
	the three- and five-year periods.		one-year period and relative to
		Total expenses for this Fund are	the peer group for the one-,
	Lipper Category – The Fund	lower than the peer group	three- and five-year periods.
	outperformed the average for	median.
	the one-, three- and five-year		The Board took into account
	periods.		management’s discussion of the
Fund’s expenses.

Capital Appreciation Value Fund	Benchmark Index – the Fund	Net management fees for this	The Board noted the Fund’s
(T. Rowe Price Associates, Inc.)	outperformed for the one-year	Fund are higher than the peer	favorable performance relative to
	period.	group median.	the benchmark index and peer
group for the one-year period.
	Lipper Category – The Fund	Total expenses for this Fund are
	outperformed the average for	higher than the peer group	The Board took into account
	the one-year period.	median.	management’s discussion of the
Fund’s expenses, noting that the
Fund is subject to a voluntary
fee waiver which reduces certain
expenses of the Fund.

Core Bond Fund	Benchmark Index – The Fund	The subadvisor fees for this	The Board took into account
(Wells Capital Management,	outperformed for the one-,	Fund are lower than the peer	management’s discussion of the
Incorporated)	three- and five-year periods.	group median.	Fund’s performance, including
the factors that contributed to
	Lipper Category – The Fund	Net management fees for this	the Fund’s more recent
	underperformed the average	Fund are higher than the peer	performance relative to the peer
	for the one-year period and	group median.	group.
outperformed the average for
	the three- and five-year periods.	Total expenses for this Fund are	The Board noted the Fund’s
		higher than the peer group	favorable performance relative to
		median.	the benchmark index for the
one-, three- and five-year periods
and relative to the peer group for
the three- and five-year periods.

The Board took into account
management’s discussion of the
Fund’s expenses.

388

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		2013
(SUBADVISER)	as of December 31, 2012	Fees and Expenses	Comments

Core Diversified Growth and	Benchmark Index – The Fund	Net management fees for this	The Board took into account
Income Fund	underperformed for the one-	Fund are lower than the peer	management’s discussion of the
	and three-year periods.	group median.	Fund’s performance, including
(John Hancock Asset Management			relative to its benchmark and its
a division of Manulife Asset	Lipper Category – The Fund	Total expenses for this Fund are	peer group, and the favorable
Management (US) LLC)	underperformed the average	lower than the peer group	performance relative to the peer
	for the one-year period and	median.	group for the three-year period.
(John Hancock Asset Management	outperformed the average for
a division of Manulife Asset	the three-year period.		The Board noted that the Fund is
Management (North America)			subject to an expense waiver that
Limited)			reduces certain expenses of the
Fund.

Core Fundamental Holdings Fund	Benchmark Index – The Fund	Net management fees for this	The Board took into account
	underperformed for the one-	Fund are equal to the peer group	management’s discussion of the
(John Hancock Asset Management	and three-year periods.	median.	Fund’s performance, and noted
a division of Manulife Asset			the difference between the
Management (US) LLC)	Lipper Category – The Fund	Total expenses for this Fund are	investment strategies of the Fund
	underperformed the average for	lower than the peer group	and those of its peer group and
(John Hancock Asset Management	the one- and three-year periods.	median.	the impact of market conditions
a division of Manulife Asset			to the Fund’s investment
Management (North America)			strategies relative to the peer
Limited)			group. The Board also noted that
the Fund’s performance for the
three-year period was slightly
below the median.

The Board noted that the Fund is
subject to an expense waiver that
reduces certain expenses of the
Fund.

Core Global Diversification Fund	Benchmark Index – The Fund	Net management fees for this	The Board took into account
	underperformed for the one-	Fund are lower than the peer	management’s discussion of the
(John Hancock Asset Management	and three-year periods.	group median.	Fund’s performance, including
a division of Manulife Asset			the differences between the
Management(US) LLC)	Lipper Category – The Fund	Total expenses for this Fund are	investment allocations of the
	underperformed the average for	lower than the peer group	Fund and those of its peer
(John Hancock Asset Management	the one- and three-year periods.	median	group and the impact of
a division of Manulife Asset			market conditions to the Fund’s
Management (North America)			investment process relative to the
Limited)		.	peer group.

The Board also noted
management’s discussion of
potential actions to be taken
with respect to the Fund.

The Board noted that the Fund
is subject to an expense waiver
that reduces certain expenses
of the Fund.

389

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		2013
(SUBADVISER)	as of December 31, 2012	Fees and Expenses	Comments

Equity Income Fund	Benchmark Index – The Fund	Net management fees for this	The Board noted the Fund’s
	underperformed for the one-	Fund are higher than the peer	favorable performance relative to
(T. Rowe Price Associates, Inc.)	and three-year periods and	group median.	the benchmark index and peer
	outperformed for the five-year		group for the one- and three-year
	period.	Total expenses for this Fund are	periods.
equal to the peer group median.
	Lipper Category – The Fund		The Board took into account
	outperformed the average for the		management’s discussion of the
	one- and three-year periods and		Fund’s expenses, noting that the
	underperformed the average for		Fund is subject to a voluntary
	the five-year period.		fee waiver which reduces certain
expenses of the Fund.

Fundamental Value Fund	Benchmark Index – the Fund	Net management fees for this	The Board noted that the Fund’s
	underperformed for the one-,	Fund are higher than the peer	performance is being closely
(Davis Selected Advisers, L.P.)	three- and five-year periods.	group median.	monitored.

	Lipper Category – The Fund	Total expenses for this Fund are	The Board took into account
	underperformed the average for	equal to the peer group median.	management’s discussion of the
	the one-, three- and five-year		Fund’s performance and potential
	periods.		options with respect to the future
of the Fund.

The Board took into account
management’s discussion of the
Fund’s expenses.

Global Bond Fund	Benchmark Index – The Fund	Net management fees for this	The Board took into account
	outperformed for the one-,	Fund are higher than the peer	management’s discussion of the
(Pacific Investment Management	three- and five-year periods.	group median.	factors that contributed the
Company LLC)			Fund’s relative performance,
	Lipper Category – The Fund	Total expenses for this Fund are	noting the Fund’s favorable
	underperformed the average	higher than the peer group	performance relative to the
	for the one-year period and	median.	benchmark index for the one-,
	outperformed the average for		three-and five-year periods and
	the three- and five-year periods.		relative to the peer group for the
three-and five-year periods.
The Board took into account
management’s discussion of the
Fund’s expenses.

Global Real Estate Fund	Benchmark Index – The Fund	Net management fees for this	The Board took into account
	outperformed for the one-	Fund are higher than the peer	management’s discussion of the
(Deutsche Investment Management	and five-year periods and	group median.	Fund’s performance, including its
Americas, Inc./RREEF America,	underperformed for the three-		improved performance over the
L.L.C.)	year period.	Total expenses for this Fund are	more recent period.
equal to the peer group median.
	Lipper Category – The Fund		The Board took into account
	outperformed the average for		management’s discussion of the
	the one-year period and		Fund’s expenses.
underperformed the average for
	the three- and five-year periods.		The Board also noted that
management had agreed to
implement a voluntary advisory
fee waiver and a contractual
subadvisory fee waiver effective
June 1, 2013.

390

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		2013
(SUBADVISER)	as of December 31, 2012	Fees and Expenses	Comments

Health Sciences Fund	Benchmark Index – the Fund	Net management fees for this	The Board noted that the Fund
	outperformed for the one-year	Fund are higher than the peer	has a relatively limited
(T. Rowe Price Associates, Inc.)	period.	group median.	performance history.

	Lipper Category – The Fund	Total expenses for this Fund are	The Board noted the Fund’s
	outperformed the average for	lower than the peer group	favorable performance relative to
	the one-year period.	median.	the benchmark index and peer
group for the one-year period.

The Board noted the recent
departure of the Fund’s portfolio
manager and management’s
discussion of potential changes
for the Fund. The Board noted
that the Fund’s performance is
being closely monitored because
of the change in portfolio
managers.

The Board took into account
management’s discussion of the
Fund’s expenses, noting that the
Fund is subject to a voluntary
fee waiver which reduces certain
expenses of the Fund.

High Income Fund	Benchmark Index – The Fund	Net management fees for this	The Board noted that the Fund’s
	outperformed for the one-year	Fund are higher than the peer	performance is being closely
(John Hancock Asset Management	period and underperformed for	group median.	monitored.
a division of Manulife Asset	the three- and five-year periods.
Management (US) LLC)		Total expenses for this Fund are	The Board took into account
	Lipper Category – The Fund	higher than the peer group	management’s discussion of the
	outperformed the average for the	median.	Fund’s performance and potential
	one- and three-year periods and		action to be taken with respect
	underperformed the average for		to the Fund. The Board also
	the five-year period.		noted the changes to the Fund’s
portfolio management team in
August 2011 and July 2012 and
that performance has improved
since that time. The Board took
into account the Fund’s favorable
performance relative to the
benchmark index for the one-
year period and peer group for
the one- and three-year periods.

The Board took into account
management’s discussion of the
Fund’s expenses, including the
factors that contributed to the
Fund’s expense ranking relative
to the peer group, including the
type of fund.

391

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		2013
(SUBADVISER)	as of December 31, 2012	Fees and Expenses	Comments

High Yield Fund	Benchmark Index – The Fund	Net management fees for this	The Board noted the Fund’s
	outperformed the average for the	Fund are higher than the peer	favorable performance relative to
(Western Asset Management	one- and three-year periods and	group median.	the benchmark index for the
Company)	underperformed for the five-year		one- and three-year periods and
	period.	Total expenses for this Fund are	relative to the peer group for the
		higher than the peer group	one-, three- and five-year
	Lipper Category – The Fund	median.	periods.
outperformed the average for
	the one-, three- and five-year		The Board took into account
	periods.		management’s discussion of the
Fund’s expenses.

International Growth Stock Fund	Benchmark Index – The Fund	The subadvisor fees for this	The Board noted that the Fund
(Invesco Advisers, Inc.)	underperformed for the one-year	Fund are lower than the peer	had a limited performance
	period.	group median.	history (inception September 16,
2010).
	Lipper Category – The Fund	Net management fees for this
	underperformed the average for	Fund are equal to the peer group	The Board took into account
	the one-year period.	median.	management’s discussion of the
factors that contributed to the
		Total expenses for this Fund are	Fund’s performance including the
		lower than the peer group	impact of market conditions on
		median.	the Fund’s investment strategy.
The Board also noted that
another fund managed by the
subadvisor in a similar manner
outperformed the benchmark
index and peer group average for
the three-, five- and ten- year
periods ended March 31, 2013.

International Small Cap Fund	Benchmark Index – The Fund	Net management fees for this	The Board noted the Fund’s
	outperformed for the one-,	Fund are higher than the peer	favorable performance relative to
(Franklin Templeton Investments	three- and five-year periods.	group median.	the benchmark index and peer
Corp.)			group for the one-, three- and
	Lipper Category – The Fund	Total expenses for this Fund are	five-year periods.
	outperformed the average for	equal to the peer group median.
	the one-, three- and five-year		The Board took into account
	periods.		management’s discussion of the
Fund’s expenses.

International Value Fund	Benchmark Index – The Fund	Net management fees for this	The Board noted the Fund’s
	outperformed for the one-,	Fund are higher than the peer	favorable performance relative to
(Franklin Templeton Investment	three- and five-year periods.	group median.	the benchmark index and peer
Counsel, LLC)			group for the one-, three- and
	Lipper Category – The Fund	Total expenses for this Fund are	five-year periods.
	outperformed the average for	lower than the peer group
	the one-, three- and five-year	median.	The Board took into account
	periods.		management’s discussion of the
Fund’s expenses.

Investment Quality Bond Fund	Benchmark Index – the Fund	Net management fees for this	The Board noted the Fund’s
	outperformed for the one-,	Fund are higher than the peer	favorable performance relative to
(Wellington Management Company,	three- and five-year periods.	group median.	the benchmark index and peer
LLP)			group for the one-, three- and
	Lipper Category – The Fund	Total expenses for this Fund are	five-year periods.
	outperformed the average for	higher than the peer group
	the one-, three- and five-year	median.	The Board took into account
	periods.		management’s discussion of the
Fund’s expenses.

392

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		2013
(SUBADVISER)	as of December 31, 2012	Fees and Expenses	Comments

Mid Cap Growth Index Fund	Benchmark Index – The Fund	Net management fees for this	The Board noted that it had
	underperformed for the one-	Fund are higher than the peer	previously approved the
(SSgA Funds Management, Inc.)	year period.
		group median.	liquidation of the Fund.
	Lipper Category – The Fund	Total expenses for this Fund are	The Board took into account
	outperformed the average for	higher than the peer group	management’s discussion of the
	the one-year period.	median.	Fund’s expenses.

Mid Cap Stock Fund	Benchmark Index – the Fund	Net management fees for this	The Board took into account
	outperformed for the one-year	Fund are higher than the peer	management’s discussion of the
(Wellington Management Company,	period and underperformed for	group median.	Fund’s performance. The Board
LLP)	the three- and five-year periods.		noted the Fund’s recent relative
		Total expenses for this Fund are	performance improvement for
	Lipper Category – The Fund	lower than the peer group	the one-year period.
	outperformed the average for	median.
	the one-year period and		The Board took into account
	underperformed the average for		management’s discussion of the
	the three- and five-year periods.		Fund’s expenses.

Mid Cap Value Index Fund	Benchmark Index – The Fund	Net management fees for this	The Board noted that it had
	underperformed for the one-	Fund are higher than the peer	previously approved the
(SSgA Funds Management, Inc.)	year period.	group median.	liquidation of the Fund.

	Lipper Category – The Fund	Total expenses for this Fund are	The Board took into account
	underperformed the average	higher than the peer group	management’s discussion of the
	for the one-year period.	median.	Fund’s expenses.

The Board also noted that
management had agreed to
implement a voluntary advisory
fee waiver effective June 1, 2013.

Mid Value Fund	Benchmark Index – the Fund	The subadvisor fees for this	The Board took into account
	outperformed for the one-year	Fund are higher than the peer	management’s discussion of the
(T. Rowe Price Associates, Inc.)	period and underperformed for	group median.	Fund’s performance. The Board
	the three-year period.		noted the Fund’s favorable
		Net management fees for this	performance for the one-year
	Lipper Category – The Fund	Fund are higher than the peer	period.
	outperformed the average for the	group median.
	one-and five-year periods and		The Board took into account
	underperformed the average for	Total expenses for this Fund are	management’s discussion of the
	the three-year period.	higher than the peer group	Fund’s expenses, noting that the
		median.	Fund is subject to a voluntary
fee waiver which reduces certain
expenses of the Fund.

393

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		2013
(SUBADVISER)	as of December 31, 2012	Fees and Expenses	Comments

Mutual Shares Fund	Benchmark Index – The Fund	Net management fees for this	The Board noted that the Fund
	underperformed for the one-	Fund are higher than the peer	had a limited performance
(Franklin Mutual Advisers, LLC)	year period.	group median.	history (inception September 15,
2010).
	Lipper Category – The Fund	Total expenses for this Fund are
	underperformed the average	lower than the peer group	The Board took into account
	for the one-year period.	median.	management’s discussion of the
factors that contributed to the
Fund’s relative performance.

The Board also noted the long-
term performance of the JHVIT
Mutual Shares Trust, which is
managed by the subadvisor in a
similar manner has been
favorable.

The Board took into account
management’s discussion of the
Fund’s expenses.

Real Estate Equity Fund	Benchmark Index – the Fund	Net management fees for this	The Board took into account
	underperformed for the one-,	Fund are higher than the peer	management’s discussion of the
(T. Rowe Price Associates, Inc.)	three- and five-year periods.	group median.	factors that contributed to the
Fund’s performance relative to its
	Lipper Category – The Fund	Total expenses for this Fund are	index and peer group.
	underperformed the average for	lower than the peer group
	the one- and five-year periods	median.	The Board took into account
	and outperformed the average for		management’s discussion of the
	the three-year period.		Fund’s expenses, noting that the
Fund is subject to a voluntary
fee waiver which reduces certain
expenses of the Fund.

Real Estate Securities Fund	Benchmark Index – The Fund	Net management fees for this	The Board took into account
	underperformed for the one-year	Fund are lower than the peer	management’s discussion of the
(Deutsche Investment Management	period and outperformed for the	group median.	Fund’s performance, including
Americas, Inc./RREEF America,	three- and five-year periods.		the factors that contributed to
L.L.C.)		Total expenses for this Fund are	the Fund’s performance relative
	Lipper Category – The Fund	lower than the peer group	to the peer group.
	underperformed the average	median.
	for the one-year period and		The Board noted the Fund’s
	outperformed the average for		favorable performance relative to
	the three- and five-year periods.		the benchmark index for the
three and five-year periods and
relative to the peer group for the
three- and five-year periods.

The Board noted that
management had agreed to
implement a voluntary advisory
fee waiver and a contractual
subadvisory fee waiver effective
June 1, 2013

394

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		2013
(SUBADVISER)	as of December 31, 2012	Fees and Expenses	Comments

Real Return Bond Fund	Benchmark Index – The Fund	Net management fees for this	The Board noted the Fund’s
	outperformed for the one-, three-	Fund are higher than the peer	favorable performance relative to
(Pacific Investment Management	and five-year periods.	group median.	the benchmark index and peer
Company LLC)			group for the one-, three- and
	Lipper Category – The Fund	Total expenses for this Fund are	five-year periods.
	outperformed the average for	higher than the peer group
	the one-, three- and five-year	median.	The Board took into account
	periods.		management’s discussion of the
Fund’s expenses.

Redwood Fund	Benchmark Index – The Fund	Net management fees for this	The Board noted that the Fund
	outperformed for the one-year	Fund are higher than the peer	had a limited performance
(Allianz Global Investors U.S. LLC)	period.	group median.	history (inception September 29,
2011.)
	Lipper Category – The Fund	Total expenses for this Fund are
	outperformed the average for	lower than the peer group	The Board noted the Fund’s
	the one-year period.	median.	favorable performance relative to
the benchmark index and peer
group for the one-year period.

The Board took into account
management’s discussion of the
Fund’s expenses.

Short Term Government	Benchmark Index – The Fund	Net management fees for this	The Board noted the Fund’s
Income Fund	outperformed for the one-year	Fund are higher than the peer	favorable performance relative to
	period and underperformed for	group median.	the benchmark index for the
(John Hancock Asset Management	the three-year period.		one-year period and relative to
a division of Manulife Asset		Total expenses for this Fund are	the peer group for the one- and
Management (US) LLC)	Lipper Category – The Fund	higher than the peer group	three-year periods.
	outperformed the average for the	median.
	one- and three-year periods.		The Board took into account
management’s discussion of the
Fund’s expenses.

Small Cap Growth Fund	Benchmark Index – the Fund	The subadvisor fees for this	The Board took into account
	outperformed for the one-year	Fund are higher than the peer	management’s discussion of the
(Wellington Management Company,	period and underperformed for	group median.	Fund’s performance. The Board
LLP)	the three-year period.		noted the Fund’s favorable
		Net management fees for this	performance relative to the
	Lipper Category – The Fund	Fund are higher than the peer	benchmark index and peer group
	outperformed the average for	group median.	for the one-year period.
the one-year period and
	underperformed the average	Total expenses for this Fund are	The Board took into account
	for the three-year period.	higher than the peer group	management’s discussion of the
		median.	Fund’s expenses.

395

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		2013
(SUBADVISER)	as of December 31, 2012	Fees and Expenses	Comments

Small Cap Opportunities Fund	Benchmark Index – the Fund	Net management fees for this	The Board took into account
	outperformed for the one-	Fund are higher than the peer	management’s discussion of the
(Dimensional Fund Advisors LP)	and three-year periods and	group median.	factors that contributed to the
Invesco Advisers, Inc.	underperformed for the five-		Trust’s relative performance.
	year period.	Total expenses for this Fund are
		lower than the peer group	The Board noted the Fund’s
	Lipper Category – The Fund	median.	favorable performance relative to
	outperformed the average for the		the benchmark index and peer
	one- and three-year periods and		group for the one- and three-year
	underperformed the average for		periods.
the five-year period.
The Board noted the previous
co-subadvisor change in
December 2008 and that the
Fund’s five-year performance
reflects the performance of the
prior co-subadvisor.

The Board took into account
management’s discussion of the
Fund’s expenses.

Small Cap Value Fund	Benchmark Index – the Fund	Net management fees for this	The Board noted the Fund’s
	underperformed for the one-year	Fund are higher than the peer	favorable performance relative to
(Wellington Management Company,	period and outperformed for the	group median.	the benchmark index for the
LLP)	three-year period.		three-year period and relative to
		Total expenses for this Fund are	the peer group for the one- and
	Lipper Category – The Fund	higher than the peer group	three-year periods.
	outperformed the average for the	median.
	one- and three-year periods.		The Board took into account
management’s discussion of the
Fund’s expenses, including
underlying fund expenses.

Small Company Growth Fund	Benchmark Index – The Fund	Net management fees for this	The Board noted the Fund’s
	outperformed for the one-,	Fund are higher than the peer	favorable performance relative to
(Invesco Advisers, Inc.)	three- and five-year periods.	group median.	the benchmark index and peer
group for the one-, three- and
	Lipper Category – The Fund	Total expenses for this Fund are	five-year periods.
	outperformed the average for	lower than the peer group
	the one-, three- and five-year	median.	The Board took into account
	periods.		management’s discussion of the
Fund’s expenses.

Small Company Value Fund	Benchmark Index – the Fund	Net management fees for this	The Board noted the Fund’s
	underperformed for the one-year	Fund are higher than the peer	favorable performance relative to
(T. Rowe Price Associates, Inc.)	period and outperformed for the	group median.	the benchmark index for the
	three- and five-year periods.		three- and five-year periods and
		Total expenses for this Fund are	relative to the peer group for the
	Lipper Category – The Fund	higher than the peer group	one-, three and five-year periods.
	outperformed the average for	median.
	the one-, three- and five-year		The Board took into account
	periods.		management’s discussion of the
Fund’s expenses, noting that the
Fund is subject to a voluntary
fee waiver which reduces certain
expenses of the Fund.

The Board also took into account
management’s discussion of the
underlying fund expenses

396

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		2013
(SUBADVISER)	as of December 31, 2012	Fees and Expenses	Comments

Spectrum Income Fund	Benchmark Index – the Fund	Net management fees for this	The Board noted the Fund’s
	outperformed for the one-,	Fund are higher than the peer	favorable performance relative to
(T. Rowe Price Associates, Inc.)	three- and five-year periods.	group median.	the benchmark index and peer
group for the one-, three- and
	Lipper Category – The Fund	Total expenses for this Fund are	five-year periods.
	outperformed the average for	higher than the peer group
	the one-, three- and five-year	median.	The Board took into account
	periods.		management’s discussion of the
Fund’s expenses, noting that the
Trust is subject to a voluntary fee
waiver which reduces certain
expenses of the Trust.

Strategic Equity Allocation Fund	Benchmark Index – The Fund	Net management fees for this	The Board took into account
	outperformed for the one-year.	Fund are lower than the peer	management’s discussion of the
(John Hancock Asset Management		group median.	Fund’s performance.
a division of Manulife Asset	Lipper Category – The Fund
Management (US) LLC)	underperformed the average	Total expenses for this Fund are	The Board noted the Fund’s
	for the one-year.	lower than the peer group	inception date of April 13, 2012,
		median.	and that the Fund has a
relatively limited performance
history.

The Board noted that the Fund is
subject to a voluntary expense
waiver that reduces certain
expenses of the Fund.

Total Return Fund	Benchmark Index – The Fund	Net management fees for this	The Board took into account
	outperformed for the one-,	Fund are higher than the peer	management’s discussion of the
(Pacific Investment Management	three- and five-year periods.	group median.	Fund’s performance.
Company LLC)
	Lipper Category – The Fund	Total expenses for this Fund are	The Board noted the Fund’s
	outperformed the average for the	higher than the peer group	favorable performance relative to
	one- and five-year periods and	median.	the benchmark index for the
	underperformed the average for		one-, three- and five-year periods
	the three-year period.		and relative to the peer group for
the one- and five-year periods.

The Board took into account
management’s discussion of the
Trust’s expenses.

The Board also took into account
that the Adviser had agreed to
implement a 2 basis point
voluntary advisory fee waiver
effective June 1, 2013.

U.S. High Yield Bond Fund	Benchmark Index – The Fund	Net management fees for this	The Board took into account
	underperformed for the one-,	Fund are higher than the peer	management’s discussion of the
(Wells Capital Management,	three- and five-year periods.	group median.	Fund’s performance, including
Incorporated)			the differences between the
	Lipper Category – The Fund	Total expenses for this Fund are	investment strategies of the Fund
	underperformed the average for	lower than the peer group	and those of its benchmark
	the one- and three-year periods	median.	index and peer group.
and outperformed the average for
	the five-year period.		The Board took into account
management’s discussion of the
Fund’s expenses.

397

John Hancock Funds II

Appendix A

PORTFOLIO	Performance of Trust,		2013
(SUBADVISER)	as of December 31, 2012	Fees and Expenses	Comments

Value Fund	Benchmark Index – The Fund	The subadvisor fees for this Trust	The Board took into account
(Invesco Advisers, Inc.)	underperformed for the one-	are lower than the peer group	management’s discussion of the
	and three-year periods and	median.	factors that contributed to the
	outperformed for the five-		Fund’s performance, noting the
	year period.	Net management fees for this	Fund’s favorable performance
		Fund are lower than the peer	relative to the peer group for the
	Lipper Category – The Fund	group median.	one-, three- and five-year periods
	outperformed the average for		and relative to the benchmark
	the one-, three- and five-year	Total expenses for this Fund are	index for the five-year period.
	periods.	lower than the peer group
median.

398

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees

GLOBAL EQUITY FUND

At an in-person meeting held on March 18-20, 2013, the Board of Trustees (the Board) of John Hancock Funds II, (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the following new series of the Trust:

Global Equity Fund (the New Portfolio)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment to the advisory agreement between the Trust and John Hancock Investment Management Services, LLC (the Advisor) to add the New Portfolio (the Advisory Agreement); and

(b) an amendment to the subadvisory agreement between the Advisor and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) to add the New Portfolio (the Subadvisory Agreement).

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Advisor, approving the Advisor’s selection of subadvisers for each of the portfolios of the Trust (the funds) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1) the nature, extent, and quality of the services to be provided by the Advisor to the Trust and by the subadvisors to the funds;

(2) the investment performance of the funds and their subadvisors;

(3) the extent to which economies of scale would be realized as a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders;

(4) the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including any subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust; and

(5) comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Advisor and its affiliates and the subadvisers and their affiliates from their relationships with the funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisors not affiliated with the Advisor, the Board believes that, in view of the Trust’s manager-of-managers advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisors that are not affiliated with the Advisor from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Advisor and not by the funds and the Board relies on the ability of the Advisor to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisors and their affiliates have with the Advisor or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Advisor and other affiliates of the Advisor.

Approval of Advisory and Subadvisory Agreements

At an in-person meeting held on March 18-20, 2013, the Board, including all the Independent Trustees, approved the Advisory Agreement and the Subadvisory Agreement with respect to the New Portfolio.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the New Portfolio, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the New Portfolio’s benchmark index; and with respect to the Subadvisor, comparative performance information for comparably managed accounts, if applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the New Portfolio and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board at its prior meetings with respect to the services provided by the Advisor and the Subadvisor to the funds, including quarterly performance reports prepared by management containing reviews of investment results, and presentations from the Subadvisor with respect to the New Portfolio. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the other funds in the complex by the Advisor’s affiliates, including distribution services.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed Agreements and discussed the proposed Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the funds, the Board reviewed information provided by Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Advisor’s risk management processes. The Board considered that the Advisor will be responsible for the management of the day-to-day operations of the New Portfolio, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and also will be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and

399

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees monitoring the investment performance and compliance programs of the funds’ subadvisors, such as the Subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications, and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the funds;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Portfolio; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Portfolio.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board:

(a) considered the performance of other comparable funds or accounts, if any, managed by the Advisor and Subadvisor and the performance of their respective benchmarks and/or peer groups; and

(b) considered the performance of other funds in the fund complex managed by the Advisor and the Subadvisor.

Fees and expenses. The Board reviewed comparative information including, among other data, the New Portfolio’s contractual and net management fees and anticipated total expenses as compared to similarly situated investment companies deemed to be comparable to the New Portfolio. In comparing the New Portfolio’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board determined that the New Portfolio’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Portfolio, which is discussed further below. The Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the New Portfolio. The Board also noted that the Advisor will pay the subadvisory fees of the New Portfolio. The Board also noted that the Fund’s management fee and anticipated total expenses were above the medians of their respective peer groups. The Board also noted management’s discussion of the New Portfolio’s anticipated expenses, as well as certain actions taken over the past several years to reduce the funds’ operating expenses. The Board also took into account the level and quality of services provided by Advisor with respect to the funds, as well as the other factors considered.

The Board concluded that the advisory fees to be paid by the Trust with respect to the New Portfolio are reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the New Portfolio, the Board:

(a) considered the financial condition of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the anticipated net profitability to the Advisor and its affiliates with respect to the New Portfolio;

(c) considered that the Advisor will also provide administrative services to the New Portfolio on a cost basis pursuant to an administrative services agreement;

(d) noted that the Subadvisor is an affiliate of the Advisor;

(e) noted that affiliates of the Advisor will provide transfer agency services and distribution services to the New Portfolio, and that the Trust’s distributor will receive 12b-1 payments to support distribution of the New Portfolio;

(f) noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Portfolio;

(g) noted that the subadvisory fees for the New Portfolio will be paid by Advisor; and

(h) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Portfolio and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the New Portfolio is reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized if the New Portfolio grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed to waive its management fee for the New Portfolio and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock funds (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios at this time are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s and the New Portfolio’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the New Portfolio’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolio to benefit from economies of scale if the New Portfolio grows; and

(c) the Board also considered the effect of the New Portfolio’s growth in size on its performance and fees. The Board also noted that if the New Portfolio’s assets increase over time, the New Portfolio may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current sub-advisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the comparative performance of the New Portfolio’s benchmark and a comparable fund managed by the New Portfolio’s portfolio managers; and

400

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees

(3) the proposed subadvisory fee, including any breakpoints, for the New Portfolio and comparative fee information where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, as well as took into account information presented throughout the year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Sub-advisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the New Portfolio. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities will include the development and maintenance of an investment program for the New Portfolio which is consistent with the New Portfolio’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisory fees. The Board considered that the New Portfolio will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor. As noted above, the Board also considered the New Portfolio’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the New Portfolio. The Board also took into account the subadvisory fees that will be paid by the Advisor to the Subadvisor with respect to the New Portfolio to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager, and currently sub-advises other funds of the Trust and the fund complex and the Board is generally satisfied with the Subadvisor’s management of these funds, and may reasonably be expected to provide a high quality of investment management services to the New Portfolio;

(2) The subadvisory fees generally are competitive and within the range of industry norms, will be paid by Advisor out of its advisory fees it will receive from the New Portfolio and would not be an expense of the New Portfolio; and the Board concluded that the New Portfolio’s subadvisory fees are reasonable; and

(3) The New Portfolio’s subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio in order to permit shareholders to benefit from economies of scale if the New Portfolio grows.

***

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Portfolio and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

401

John Hancock Funds II

Trustees and officers information

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Principal Occupation(s) and
Name, Year of Birth	Position with the Trust[1]	Other Directorships During Past Five Years

James M. Oates	Trustee and Chairperson of the	Managing Director, Wydown Group (financial consulting firm) (since
Born: 1946	Board	1994); Chairman and Director, Emerson Investment Management,
	(since 2005)	Inc. (since 2000); Independent Chairman, Hudson Castle Group,
Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996);
Director, Investor Financial Services Corporation (1995-2007);
Director, Connecticut River Bancorp (since 1998); Director, Virtus
Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds
(since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since
2004) and Chairperson of the Board (since 2005), John Hancock
Variable Insurance Trust; Trustee and Chairperson of the Board, John
Hancock Funds II (since 2005).

Charles L. Bardelis	Trustee	Director, Island Commuter Corp. (marine transport).
Born: 1941	(since 2005)
Trustee, John Hancock retail funds (since 2012); Trustee, John
Hancock Funds III (2005-2006 and since 2012); Trustee, John
Hancock Variable Insurance Trust (since 1988); Trustee, John
Hancock Funds II (since 2005).

Peter S. Burgess	Trustee	Consultant (financial, accounting, and auditing matters) (since
Born: 1942	(since 2005)	1999); Certified Public Accountant; Partner, Arthur Andersen
(independent public accounting firm) (prior to 1999); Director,
Lincoln Educational Services Corporation (since 2004); Director,
Symetra Financial Corporation (since 2010); Director, PMA Capital
Corporation (2004-2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John
Hancock Funds III (2005-2006 and since 2012); Trustee, John
Hancock Variable Insurance Trust and John Hancock Funds II
(since 2005).

William H. Cunningham	Trustee	Professor, University of Texas, Austin, Texas (since 1971); former
Born: 1944	(since 2012 and 2005-2006)	Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln
National Corporation (insurance); Director, Resolute Energy
Corporation (since 2009); Director, Southwest Airlines (since 2000);
former Director, Introgen (manufacturer of biopharmaceuticals)
(until 2008); former Director, Hicks Acquisition Company I, Inc.
(until 2007); former Director, Texas Exchange Bank, SSB (formerly
Bank of Crowley) (until 2009); former Advisory Director, JPMorgan
Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds (since 1986); Trustee, John
Hancock Variable Insurance Trust (since 2012); Trustee, John
Hancock Funds II (2005-2006 and since 2012).

402

John Hancock Funds II

Trustees and officers information

Principal Occupation(s) and
Name, Year of Birth	Position with the Trust[1]	Other Directorships During Past Five Years

Grace K. Fey	Trustee	Chief Executive Officer, Grace Fey Advisors (since 2007); Director
Born: 1946	(since 2008)	and Executive Vice President, Frontier Capital Management
Company (1988-2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John
Hancock Variable Insurance Trust and John Hancock Funds II
(since 2008).

Theron S. Hoffman	Trustee	Chief Executive Officer, T. Hoffman Associates, LLC (consulting
Born: 1947	(since 2008)	firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management
(investment management consulting firm) (2006-2008); Senior
Managing Director, Partner, and Operating Head, Putnam
Investments (2000-2003); Executive Vice President, The Thomson
Corp. (financial and legal information publishing) (1997-2000).

Trustee, John Hancock retail funds (since 2012); Trustee, John
Hancock Variable Insurance Trust and John Hancock Funds II
(since 2008).

Deborah C. Jackson	Trustee	President, Cambridge College, Cambridge, Massachusetts (since
Born: 1952	(since 2012)	2011); Chief Executive Officer, American Red Cross of Massachusetts
Bay (2002-2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable
Foundation (since 2001); Board of Directors of American Student
Assistance Corporation (1996-2009); Board of Directors of Boston
Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim
Healthcare (health benefits company) (2007-2011).

Trustee, John Hancock retail funds (since 2008); Trustee, John
Hancock Variable Insurance Trust and John Hancock Funds II
(since 2012).

Hassell H. McClellan	Trustee	Associate Professor, The Wallace E. Carroll School of Management,
Born: 1945	(since 2005)	Boston College (since 1984); Trustee, Virtus Variable Insurance Trust
(formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John
Hancock Funds III (2005-2006 and since 2012); Trustee, John
Hancock Variable Insurance Trust and John Hancock Funds II
(since 2005).

Steven R. Pruchansky	Trustee and Vice Chairperson	Chairman and Chief Executive Officer, Greenscapes of Southwest
Born: 1944	of the Board	Florida, Inc. (since 2000); Director and President, Greenscapes of
	(since 2012)	Southwest Florida, Inc. (until 2000); Member, Board of Advisors,
First American Bank (until 2010); Managing Director, Jon James,
LLC (real estate) (since 2000); Director, First Signature Bank & Trust
Company (until 1991); Director, Mast Realty Trust (until 1994);
President, Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011-2012),
John Hancock retail funds; Trustee and Vice Chairperson of the
Board, John Hancock retail funds, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

403

John Hancock Funds II

Trustees and officers information

Principal Occupation(s) and
Name, Year of Birth	Position with the Trust[1]	Other Directorships During Past Five Years

Gregory A Russo	Trustee	Director and Audit Committee Chairman (since 2012), and Member,
Born: 1949	(since 2012)	Audit Committee and Finance Committee (since 2011), NCH
Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings,
Inc. (nonprofit continuing care community) (since 2012); Vice
Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-
2006); Vice Chairman, Industrial Markets, KPMG (1998-2002);
Chairman and Treasurer, Westchester County, New York, Chamber of
Commerce (1986-1992); Director, Treasurer and Chairman of Audit
and Finance Committees, Putnam Hospital Center (1989-1995);
Director and Chairman of Fundraising Campaign, United Way of
Westchester and Putnam Counties, New York (1990-1995).

Trustee, John Hancock retail funds (since 2008); Trustee, John
Hancock Variable Insurance Trust and John Hancock Funds II
(since 2012).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

John Hancock retail funds is composed of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the fund and is available without charge, upon request, by calling 1-800-225-5291.

404

John Hancock Funds II

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available free of charge on the SEC website at sec.gov or on our website.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC’s website, sec.gov, and may be reviewed and copied (for a fee) at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

405

Management of the Trust

Trustees

* Member of the Audit Committee
† Non-Independent Trustee

Officers

Investment Advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

John Hancock

601 Congress Street
Boston MA 02210-2805

JHF2A 8/13
10/13

John Hancock

Retirement Living Portfolios

Annual Report

8.31.13

Retirement Living through 2050 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Living through 2050 Portfolio’s Class A shares returned 15.21%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, comprised of the Barclays U.S. Aggregate Bond Index and the S&P 500 Index, which rolls down its equity weighting to match the portfolio’s glide path, returned 17.57%. The Morningstar, Inc. target-date 2046–2050 fund category returned an average 13.67%.†

The portfolio’s performance was primarily boosted by allocations to small- and mid-cap equities in the United States and small- and large-cap equities in international developed markets. It also got a boost from its allocation to health sciences and credit-oriented positions in the fixed-income market.

The portfolio underperformed its blended benchmark. The allocations to emerging markets hurt the portfolio’s performance as emerging market assets came under pressure from slowing emerging-market growth and risk aversion. While emerging-market equities posted significant gains earlier in the period, results turned negative in the latter part of the year as the outlook for monetary policy shifted in the key developed and emerging markets. Also detracting were U.S. and global REITs (real estate investment trusts), global natural resources, TIPS (Treasury Inflation-Protected Securities) and global bonds.

Retirement Living through 2045 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Living through 2045 Portfolio’s Class A shares returned 15.25%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, comprised of the Barclays U.S. Aggregate Bond Index and the S&P 500 Index, which rolls down its equity weighting to match the portfolio’s glide path, returned 17.57%. The Morningstar, Inc. target-date 2041–2045 fund category returned an average 14.33%.†

The portfolio’s performance was primarily boosted by allocations to small- and mid-cap equities in the United States and small- and large-cap equities in international developed markets. It also got a boost from its allocation to health sciences and credit-oriented positions in the fixed-income market.

The portfolio underperformed its blended benchmark. The allocations to emerging markets hurt the portfolio’s performance as emerging-market assets came under pressure from slowing emerging-market growth and risk aversion. While emerging-market equities posted significant gains earlier in the period, results turned negative in the latter part of the year as the outlook for monetary policy shifted in the key developed and emerging markets. Also detracting were U.S. and global REITs (real estate investment trusts), global natural resources, TIPS (Treasury Inflation-Protected Securities) and global bonds.

Retirement Living through 2040 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Living through 2040 Portfolio’s Class A shares returned 15.13%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, comprised of the Barclays U.S. Aggregate Bond Index and the S&P 500 Index, which rolls down its equity weighting to match the portfolio’s glide path, returned 17.57%. The Morningstar, Inc. target-date 2036–2040 fund category returned an average 13.01%.†

The portfolio’s performance was primarily boosted by allocations to small- and mid-cap equities in the United States and small- and large-cap equities in international developed markets. It also got a boost from its allocation to health sciences and credit-oriented positions in the fixed-income market.

The portfolio underperformed its blended benchmark. The allocations to emerging markets hurt the portfolio’s performance as emerging market assets came under pressure from slowing emerging-market growth and risk aversion. While emerging-market equities posted significant gains earlier in the period, results turned negative in the latter part of the year as the outlook for monetary policy shifted in the key developed and emerging markets. Also detracting were U.S. and global REITs (real estate investment trusts), global natural resources, TIPS (Treasury Inflation-Protected Securities) and global bonds.

4	Retirement Living Portfolios | Annual report

Retirement Living through 2035 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Living through 2035 Portfolio’s Class A shares returned 15.04%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, comprised of the Barclays U.S. Aggregate Bond Index and the S&P 500 Index, which rolls down its equity weighting to match the portfolio’s glide path, returned 17.36%. The Morningstar, Inc. target-date 2031–2035 fund category average returned an average 13.03%.†

The portfolio’s performance was primarily boosted by allocations to small- and mid-cap equities in the United States and small- and large-cap equities in international developed markets. It also got a boost from its allocation to health sciences and credit-oriented positions in the fixed-income market.

The portfolio underperformed its blended benchmark. The allocations to emerging markets hurt the portfolio’s performance as the region’s assets came under pressure from slowing emerging-market growth and risk aversion. While emerging-market equities posted significant gains earlier in the period, results turned negative in the latter part of the year as the outlook for monetary policy shifted in the key developed and emerging markets. Also detracting were U.S. and global REITs (real estate investment trusts), global natural resources, TIPS (Treasury Inflation-Protected Securities) and global bonds.

Retirement Living through 2030 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Living through 2030 Portfolio’s Class A shares returned 14.11%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, comprised of the Barclays U.S. Aggregate Bond Index and the S&P 500 Index, which rolls down its equity weighting to match the portfolio’s glide path, returned 16.01%. The Morningstar, Inc. target-date 2026–2030 fund category returned an average 10.84%†

The portfolio’s performance was primarily boosted by allocations to small- and mid-cap equities in the United States and small- and large-cap equities in international developed markets. It also got a boost from its allocation to health sciences and credit-oriented positions in the fixed-income market.

The portfolio underperformed its blended benchmark. The allocations to emerging markets hurt the portfolio’s performance as the region’s assets came under pressure from slowing emerging-market growth and risk aversion. While emerging-market equities posted significant gains earlier in the period, results turned negative in the latter part of the year as the outlook for monetary policy shifted in the key developed and emerging markets. Also detracting were U.S. and global REITs (real estate investment trusts), global natural resources, TIPS (Treasury Inflation-Protected Securities) and global bonds.

Retirement Living through 2025 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Living through 2025 Portfolio’s Class A shares returned 12.71%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, comprised of the Barclays U.S. Aggregate Bond Index and the S&P 500 Index, which rolls down its equity weighting to match the portfolio’s glide path, returned 14.02%. The Morningstar, Inc. target-date 2021–2025 fund category returned an average 9.95%.†

The portfolio’s performance was primarily boosted by allocations to small- and mid-cap equities in the United States and small- and large-cap equities in international developed markets. It also got a boost from its allocation to health sciences and credit-oriented positions in the fixed-income market.

The portfolio underperformed its blended benchmark. The allocations to emerging markets hurt the portfolio’s performance as the region’s assets came under pressure from slowing emerging-market growth and risk aversion. While emerging-market equities posted significant gains earlier in the period, results turned negative in the latter part of the year as the outlook for monetary policy shifted in the key developed and emerging markets. Also detracting were U.S. and global REITs (real estate investment trusts), global natural resources, TIPS (Treasury Inflation-Protected Securities) and global bonds.

Annual report | Retirement Living Portfolios	5

Retirement Living through 2020 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Living through 2020 Portfolio’s Class A shares returned 10.71%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, comprised of the Barclays U.S. Aggregate Bond Index and the S&P 500 Index, which rolls down in its equity weighting to match the portfolio’s glide path, returned 11.41%. The Morningstar, Inc. target-date 2016–2020 fund category returned an average 7.41%.†

The portfolio’s performance was primarily boosted by allocations to small- and mid-cap equities in the United States and small- and large-cap equities in international developed markets. It also got a boost from its allocation to health sciences and credit-oriented positions in the fixed-income market.

The portfolio underperformed its blended benchmark. The allocations to emerging markets hurt the portfolio’s performance as emerging market assets came under pressure from slowing emerging-market growth and risk aversion. While emerging-market equities posted significant gains earlier in the period, results turned negative in the latter part of the year as the outlook for monetary policy shifted in the key developed and emerging markets. Also detracting were U.S. and global REITs (real estate investment trusts), global natural resources, TIPS (Treasury Inflation-Protected Securities) and global bonds.

Retirement Living through 2015 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Living through 2015 Portfolio’s Class A shares returned 8.78%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, comprised of the Barclays U.S. Aggregate Bond Index and the S&P 500 Index, which rolls down in its equity weighting to match the portfolio’s glide path, returned 9.03%. The Morningstar, Inc. target-date 2011–2015 fund category returned an average 6.33%.†

The portfolio’s performance was primarily boosted by allocations to small- and mid-cap equities in the United States and small- and large-cap equities in international developed markets. It also got a boost from its allocation to health sciences and credit-oriented positions in the fixed-income market.

The portfolio underperformed its blended benchmark. The allocations to emerging markets hurt the portfolio’s performance as the region’s assets came under pressure from slowing emerging-market growth and risk aversion. While emerging-market equities posted significant gains earlier in the period, results turned negative in the latter part of the year as the outlook for monetary policy shifted in the key developed and emerging markets. Also detracting were U.S. and global REITs (real estate investment trusts), global natural resources, TIPS (Treasury Inflation-Protected Securities) and global bonds.

Retirement Living through 2010 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Living through 2010 Portfolio’s Class A shares returned 7.40%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, comprised of the Barclays U.S. Aggregate Bond Index and the S&P 500 Index, which rolls down its equity weighting to match the portfolio’s glide path, returned 6.96%. The Morningstar, Inc. target-date 2000–2010 fund category returned an average 5.28%.†

The portfolio outperformed its blended benchmark and was a stronger performer within its peer group. The fixed-income allocations were top contributors and outpaced the Barclays U.S. Aggregate Bond Index by nearly 400 basis points. Holdings in bank loans and high-yield bonds boosted returns as did the fund’s allocation to small- and mid-cap equities in the United States and small- and large-cap equities in international developed markets. It also got a boost from its allocation to health sciences.

6	Retirement Living Portfolios | Annual report

A diverse range of managers and strategies gave a boost to relative performance. Our allocation to the Active Bond Fund (John Hancock Asset Management and Declaration Management & Research, LLC) and Strategic Income Opportunities Fund (John Hancock Asset Management) helped the portfolio as credit sectors outperformed interest-rate-sensitive segments of the bond markets. That outperformance of the credit sector also pressured Global Bond (PIMCO), which was a detractor.

The absolute return allocation provided a nice diversification benefit by generating a 2.3% return and outperforming the Barclays U.S. Aggregate Bond Index.

A defensive equity group is held in the portfolio to help mitigate volatility and provide downside protection. Over the trailing one-year horizon, the group generated stronger risk-adjusted returns than the S&P 500 Index with lower volatility.

Detracting from performance was our allocation to emerging markets, U.S. and global REITs (real estate investment trusts), global natural resources, TIPS (Treasury Inflation-Protected Securities), and global bonds.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way a guarantee of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The portfolios’ performance depends on the Advisor’s and Subadvisors’ skills in determining the strategic asset class allocations, the mix of underlying funds and the performance of those underlying funds. The underlying funds’ performance may be lower than the performance of the asset class that they were selected to represent. The portfolios are subject to the same risks as the underlying funds in which they invest, which include the following: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; and the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; high-yield bonds are subject to additional risks, such as increased risk of default. Absolute return funds are not designed to outperform stocks and bonds in strong markets and there is no guarantee of positive results. They employ certain techniques that are intended to reduce risk and volatility in the fund and provide protection against a decline in the fund’s assets. However, there is no guarantee that any investment strategy will be successful or that the fund’s objectives will be achieved. For additional information on these and other risk considerations, please see the portfolios’ prospectuses.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

Annual report | Retirement Living Portfolios	7

John Hancock Retirement Living through 2050 Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 8-31-13

	Class A1	Class R1[1,2]	Class R2[1,2]	Class R3[1,2]	Class R4[1,2]	Class R5[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2	Index 3

Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11

Average annual total returns

1 year	9.45%	14.95%	15.21%	15.17%	15.59%	15.79%	15.85%	15.79%	18.70%	–2.47%	17.57%

Since inception	2.05%	4.62%	4.77%	4.71%	4.97%	5.09%	5.11%	5.09%	10.54%	3.15%	10.21%

Cumulative returns

Since inception	4.88%	11.17%	11.54%	11.38%	12.02%	12.34%	12.39%	12.34%	26.45%	7.52%	25.57%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A*	Class R1*	Class R2*	Class R3*	Class R4*ˆ	Class R5*	Class R6*	Class 1
Net (%)	1.39	1.64	1.39	1.54	1.14	0.94	0.89	0.94
Gross (%)	2.39	3.73	3.42	3.63	3.33	3.01	2.84	1.20

* Expenses have been estimated for the Classes’ first full year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 3-1-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable.

2 For certain types of investors, as described in the portfolio’s prospectuses.

8	Retirement Living Portfolios | Annual report

John Hancock Retirement Living through 2045 Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 8-31-13

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1 year	9.49%	14.89%	15.22%	14.99%	15.50%	15.78%	15.72%	15.78%	18.70%	–2.47%	17.57%

5 years	3.96%	4.83%	3.80%	4.94%	5.24%	5.55%	4.55%	5.52%	7.32%	4.93%	7.29%

Since inception	2.85%	3.40%	2.26%	3.50%	3.80%	4.11%	2.98%	4.09%	4.77%	5.05%	4.87%

Cumulative returns

5 years	21.44%	26.59%	20.48%	27.24%	29.09%	31.02%	24.94%	30.81%	42.35%	27.19%	42.14%

Since inception	21.18%	25.75%	16.55%	26.55%	29.10%	31.75%	22.25%	31.55%	37.56%	40.08%	38.46%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for Class A, Class R1, Class R2, Class R3, Class R4 Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4**	Class R5	Class R6	Class 1
Net (%)	1.35	1.60	1.35	1.50	1.10	0.90	0.85	0.90
Gross (%)	1.51	2.81	3.18	2.96	3.51	2.23	17.59	0.90

* Expenses have been estimated for the Classes’ first full year of operations.

** The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

Annual report | Retirement Living Portfolios	9

John Hancock Retirement Living through 2040 Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 8-31-13

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1 year	9.38%	15.00%	15.21%	15.01%	15.51%	15.67%	15.73%	15.78%	18.70%	–2.47%	17.57%

5 years	4.00%	4.87%	4.05%	4.96%	5.26%	5.55%	4.60%	5.54%	7.32%	4.93%	7.29%

Since inception	2.86%	3.43%	2.52%	3.50%	3.82%	4.11%	3.00%	4.10%	4.77%	5.05%	4.87%

Cumulative returns

5 years	21.68%	26.82%	21.97%	27.38%	29.23%	31.02%	25.24%	30.94%	42.35%	27.19%	42.14%

Since inception	21.30%	25.99%	18.53%	26.57%	29.25%	31.76%	22.38%	31.69%	37.56%	40.08%	38.46%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4**	Class R5	Class R6	Class 1
Net (%)	1.36	1.61	1.36	1.51	1.11	0.91	0.86	0.91
Gross (%)	1.49	2.48	2.63	2.08	4.54	1.68	17.61	0.91

* Expenses have been estimated for the Classes’ first full year of operations.

** The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

10	Retirement Living Portfolios | Annual report

John Hancock Retirement Living through 2035 Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 8-31-13

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1 year	9.31%	14.68%	15.10%	14.88%	15.36%	15.57%	15.62%	15.57%	18.70%	–2.47%	17.36%

5 years	3.97%	4.83%	4.03%	4.92%	5.29%	5.53%	4.70%	5.50%	7.32%	4.93%	7.25%

Since inception	2.84%	3.39%	2.49%	3.48%	3.83%	4.09%	3.10%	4.08%	4.77%	5.05%	4.84%

Cumulative returns

5 years	21.50%	26.59%	21.84%	27.16%	29.43%	30.91%	25.80%	30.70%	42.35%	27.19%	41.88%

Since inception	21.12%	25.67%	18.31%	26.39%	29.35%	31.54%	23.27%	31.48%	37.56%	40.08%	38.17%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 the net expenses equal the gross expenses. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4ˆ	Class R5	Class R6	Class 1
Net (%)	1.35	1.60	1.35	1.50	1.20	0.90	0.85	0.90
Gross (%)	1.46	2.27	2.64	2.21	2.48	1.85	17.61	0.90

* Expenses have been estimated for the Classes’ first full year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

Annual report | Retirement Living Portfolios	11

John Hancock Retirement Living through 2030 Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 8-31-13

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1 year	8.39%	13.88%	14.04%	13.98%	14.42%	14.62%	14.57%	14.58%	18.70%	–2.47%	16.01%

5 years	3.82%	4.68%	4.02%	4.76%	5.08%	5.39%	4.62%	5.37%	7.32%	4.93%	6.91%

Since inception	2.69%	3.23%	2.51%	3.30%	3.61%	3.91%	3.06%	3.90%	4.77%	5.05%	4.61%

Cumulative returns

5 years	20.59%	25.70%	21.76%	26.16%	28.14%	30.00%	25.32%	29.92%	42.35%	27.19%	39.66%

Since inception	19.91%	24.27%	18.47%	24.87%	27.49%	30.00%	22.90%	29.93%	37.56%	40.08%	36.16%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for Class A, Class R1, Class R2, Class R3, Class R4 Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4ˆ	Class R5	Class R6	Class 1
Net (%)	1.35	1.60	1.35	1.50	1.10	0.90	0.85	0.90
Gross (%)	1.44	2.20	2.22	2.04	3.12	1.34	17.67	0.90

* Expenses have been estimated for the Classes’ first full year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

12	Retirement Living Portfolios | Annual report

John Hancock Retirement Living through 2025 Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 8-31-13

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1 year	7.09%	12.38%	12.64%	12.47%	12.89%	13.11%	13.16%	13.21%	18.70%	–2.47%	14.02%

5 years	3.97%	4.81%	4.14%	4.89%	5.23%	5.50%	4.79%	5.49%	7.32%	4.93%	6.66%

Since inception	2.78%	3.31%	2.58%	3.38%	3.71%	3.98%	3.19%	3.99%	4.77%	5.05%	4.57%

Cumulative returns

5 years	21.46%	26.49%	22.48%	26.95%	29.04%	30.67%	26.37%	30.61%	42.35%	27.19%	38.06%

Since inception	20.68%	24.95%	19.07%	25.55%	28.28%	30.57%	24.01%	30.67%	37.56%	40.08%	35.77%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for Class A, Class R1, R2, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4**	Class R5	Class R6	Class 1
Net (%)	1.35	1.60	1.35	1.50	1.10	0.90	0.85	0.90
Gross (%)	1.43	2.17	2.19	1.97	2.40	1.26	19.60	0.90

* Expenses have been estimated for the Classes’ first full year of operations.

** The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

Annual report | Retirement Living Portfolios	13

John Hancock Retirement Living through 2020 Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 8-31-13

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1 year	5.14%	10.48%	10.62%	10.57%	10.89%	11.19%	11.14%	11.18%	18.70%	–2.47%	11.41%

5 years	4.03%	4.90%	4.21%	4.98%	5.28%	5.62%	4.85%	5.57%	7.32%	4.93%	6.37%

Since inception	2.95%	3.50%	2.75%	3.58%	3.87%	4.20%	3.34%	4.18%	4.77%	5.05%	4.56%

Cumulative returns

5 years	21.83%	27.04%	22.90%	27.50%	29.36%	31.46%	26.71%	31.16%	42.35%	27.19%	36.19%

Since inception	22.04%	26.58%	20.38%	27.19%	29.71%	32.49%	25.24%	32.33%	37.56%	40.08%	35.66%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4**	Class R5	Class R6	Class 1
Net (%)	1.34	1.59	1.34	1.49	1.09	0.89	0.84	0.89
Gross (%)	1.42	2.14	2.22	1.89	3.09	1.19	17.70	0.89

* Expenses have been estimated for the Classes’ first full year of operations.

** The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

14	Retirement Living Portfolios | Annual report

John Hancock Retirement Living through 2015 Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 8-31-13

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1 year	3.38%	8.53%	8.79%	8.75%	9.16%	9.35%	9.40%	9.35%	18.70%	–2.47%	9.03%

5 years	4.04%	4.91%	4.25%	4.99%	5.33%	5.63%	4.78%	5.60%	7.32%	4.93%	6.21%

Since inception	3.03%	3.58%	2.84%	3.65%	3.98%	4.27%	3.30%	4.26%	4.77%	5.05%	4.69%

Cumulative returns

5 years	21.90%	27.10%	23.11%	27.58%	29.67%	31.53%	26.27%	31.34%	42.35%	27.19%	35.15%

Since inception	22.62%	27.19%	21.11%	27.81%	30.58%	33.12%	24.89%	33.08%	37.56%	40.08%	36.88%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4**	Class R5	Class R6	Class 1
Net (%)	1.34	1.59	1.34	1.49	1.09	0.89	0.84	0.89
Gross (%)	1.43	2.58	2.22	1.83	11.21	1.51	16.36	0.89

* Expenses have been estimated for the Classes’ first full year of operations.

** The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

Annual report | Retirement Living Portfolios	15

John Hancock Retirement Living through 2010 Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 8-31-13

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1 year	2.05%	7.05%	7.30%	7.16%	7.57%	7.78%	7.92%	7.88%	18.70%	–2.47%	6.96%

5 years	4.22%	5.06%	4.27%	5.14%	5.50%	5.79%	4.88%	5.77%	7.32%	4.93%	6.05%

Since inception	3.17%	3.72%	2.82%	3.79%	4.13%	4.41%	3.36%	4.41%	4.77%	5.05%	4.80%

Cumulative returns

5 years	22.98%	28.02%	23.24%	28.48%	30.72%	32.47%	26.87%	32.35%	42.35%	27.19%	34.13%

Since inception	23.82%	28.37%	20.93%	28.98%	31.90%	34.35%	25.37%	34.38%	37.56%	40.08%	37.85%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2*	Class R3	Class R4**	Class R5	Class R6	Class 1
Net (%)	1.34	1.59	1.34	1.49	1.09	0.89	0.84	0.89
Gross (%)	1.45	5.50	2.63	2.21	5.14	1.36	17.72	0.89

* Expenses have been estimated for the Classes’ first full year of operations.

** The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

16	Retirement Living Portfolios | Annual report

Your expenses

As a shareholder of a John Hancock Funds II Retirement Living Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2013 through August 31, 2013).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.

Annual report | Retirement Living Portfolios	17

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-13	8-31-13	3-1-13–8-31-13	Expense Ratio[2]

Retirement Living through 2050 Portfolio

Class A	Actual	$1,000.00	$1,053.00	$3.16	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.11	0.61%

Class R1	Actual	1,000.00	1,052.00	4.45	0.86%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.38	0.86%

Class R2	Actual	1,000.00	1,000.00	3.08	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.11	0.61%

Class R3	Actual	1,000.00	1,053.00	3.93	0.76%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.87	0.76%

Class R4	Actual	1,000.00	1,055.00	1.86	0.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.84	0.36%

Class R5	Actual	1,000.00	1,054.90	0.83	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.82	0.16%

Class R6	Actual	1,000.00	1,054.90	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Class 1	Actual	1,000.00	1,055.90	0.83	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.82	0.16%

Retirement Living through 2045 Portfolio

Class A	Actual	$1,000.00	$1,052.40	$3.05	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.01	0.59%

Class R1	Actual	1,000.00	1,050.40	4.34	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.28	0.84%

Class R2	Actual	1,000.00	1,000.00	2.92	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R3	Actual	1,000.00	1,051.40	3.83	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%

Class R4	Actual	1,000.00	1,053.30	1.76	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.73	0.34%

Class R5	Actual	1,000.00	1,054.10	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.71	0.14%

Class R6	Actual	1,000.00	1,054.20	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Class 1	Actual	1,000.00	1,054.10	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.71	0.14%

18	Retirement Living Portfolios | Annual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-13	8-31-13	3-1-13–8-31-13	Expense Ratio[2]

Retirement Living through 2040 Portfolio

Class A	Actual	$1,000.00	$1,052.10	$3.05	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.01	0.59%

Class R1	Actual	1,000.00	1,051.10	4.34	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.28	0.84%

Class R2	Actual	1,000.00	1,052.00	3.00	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R3	Actual	1,000.00	1,051.20	3.83	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%

Class R4	Actual	1,000.00	1,053.00	1.76	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.73	0.34%

Class R5	Actual	1,000.00	1,053.80	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.71	0.14%

Class R6	Actual	1,000.00	1,053.90	0.47	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.46	0.09%

Class 1	Actual	1,000.00	1,054.80	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.71	0.14%

Retirement Living through 2035 Portfolio

Class A	Actual	$1,000.00	$1,000.00	$2.92	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R1	Actual	1,000.00	1,048.80	4.29	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%

Class R2	Actual	1,000.00	1,000.00	2.97	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.01	0.59%

Class R3	Actual	1,000.00	1,050.70	3.82	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%

Class R4	Actual	1,000.00	1,052.50	1.71	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%

Class R5	Actual	1,000.00	1,053.40	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Class R6	Actual	1,000.00	1,053.40	0.41	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.41	0.08%

Class 1	Actual	1,000.00	1,053.40	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Annual report | Retirement Living Portfolios	19

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-13	8-31-13	3-1-13–8-31-13	Expense Ratio[2]

Retirement Living through 2030 Portfolio

Class A	Actual	$1,000.00	$1,046.20	$2.99	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R1	Actual	1,000.00	1,045.30	4.28	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%

Class R2	Actual	1,000.00	1,046.40	2.99	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R3	Actual	1,000.00	1,046.30	3.77	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

Class R4	Actual	1,000.00	1,048.30	1.70	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%

Class R5	Actual	1,000.00	1,049.30	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Class R6	Actual	1,000.00	1,049.30	0.41	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.41	0.08%

Class 1	Actual	1,000.00	1,049.30	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Retirement Living through 2025 Portfolio

Class A	Actual	$1,000.00	$1,040.00	$2.98	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R1	Actual	1,000.00	1,038.20	4.26	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%

Class R2	Actual	1,000.00	1,039.20	2.98	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R3	Actual	1,000.00	1,039.20	3.75	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

Class R4	Actual	1,000.00	1,041.10	1.70	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%

Class R5	Actual	1,000.00	1,041.10	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Class R6	Actual	1,000.00	1,042.20	0.41	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.41	0.08%

Class 1	Actual	1,000.00	1,042.10	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

20	Retirement Living Portfolios | Annual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-13	8-31-13	3-1-13–8-31-13	Expense Ratio[2]

Retirement Living through 2020 Portfolio

Class A	Actual	$1,000.00	$1,029.30	$2.97	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R1	Actual	1,000.00	1,028.40	4.24	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%

Class R2	Actual	1,000.00	1,029.40	2.97	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R3	Actual	1,000.00	1,029.40	3.73	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

Class R4	Actual	1,000.00	1,030.40	1.69	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%

Class R5	Actual	1,000.00	1,032.30	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Class R6	Actual	1,000.00	1,031.30	0.41	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.41	0.08%

Class 1	Actual	1,000.00	1,032.30	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Retirement Living through 2015 Portfolio

Class A	Actual	$1,000.00	$1,000.00	$2.92	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R1	Actual	1,000.00	1,018.60	4.27	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.28	0.84%

Class R2	Actual	1,000.00	1,000.00	2.92	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R3	Actual	1,000.00	1,019.60	3.77	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,016.00	3.76	0.74%

Class R4	Actual	1,000.00	1,022.50	1.73	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.73	0.34%

Class R5	Actual	1,000.00	1,022.50	0.66	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Class R6	Actual	1,000.00	1,023.50	0.41	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.41	0.08%

Class 1	Actual	1,000.00	1,023.50	0.66	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Annual report | Retirement Living Portfolios	21

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-13	8-31-13	3-1-13–8-31-13	Expense Ratio[2]

Retirement Living through 2010 Portfolio

Class A	Actual	$1,000.00	$1,013.20	$2.99	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.01	0.59%

Class R1	Actual	1,000.00	1,012.20	4.26	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.28	0.84%

Class R2	Actual	1,000.00	1,000.00	2.97	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.01	0.59%

Class R3	Actual	1,000.00	1,012.20	3.75	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%

Class R4	Actual	1,000.00	1,014.20	1.73	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.73	0.34%

Class R5	Actual	1,000.00	1,015.30	0.76	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.77	0.15%

Class R6	Actual	1,000.00	1,015.20	0.46	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.46	0.09%

Class 1	Actual	1,000.00	1,015.20	0.71	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.71	0.14%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) and divided by 365 (to reflect the one-half year period).

2 The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living	Living	Living	Living	Living
Period	through	through	through	through	through	through	through	through	through
ended	2050	2045	2040	2035	2030	2025	2020	2015	2010
8-31-13	0.50%–1.29%	0.50%–1.29%	0.50%–1.29%	0.50%–1.29%	0.50%–1.29%	0.50%–1.29%	0.50%–1.29%	0.50%–1.29%	0.50%–1.29%

22	Retirement Living Portfolios | Annual report

Portfolios’ investments

Investment companies

Underlying Funds’ Subadvisors

Allianz Life Insurance Company	(Allianz)

Atlantis Investment Management
(Hong Kong) Ltd.	(Atlantis)

Davis Selected Advisors, L.P.	(Davis)

Declaration Management &
Research, LLC	(Declaration)

Deutsche Investment Management
Americas, Inc.	(Deutsche)

Dimensional Fund Advisors LP	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, L.P.	(First Quadrant)

Franklin Mutual Advisers	(Franklin)
Franklin Templeton Investment Corp.	(Franklin Templeton)
Templeton Investment Counsel, LLC	(Templeton)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jennison Associates LLC	(Jennison)

John Hancock Asset Management	(John Hancock)

Lord, Abbett & Co. LLC	(Lord Abbett)

Pacific Investment Management Company LLC	(PIMCO)

Robeco Investment Management, Inc.	(Robeco)

RS Investment Management Co. LLC	(RS Investments)

Standard Life Investments
(Corporate Funds) Limited	(Standard Life)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

Retirement Living through 2050 Portfolio
As of 8-31-13

	Shares	Value

AFFILIATED INVESTMENT COMPANIES 100.0%

EQUITY 91.7%

John Hancock Funds II (G) 86.0%

All Cap Value, Class NAV (Lord Abbett)	91,247	$1,230,009

Alpha Opportunities, Class NAV (Wellington)	256,198	3,246,025

Blue Chip Growth, Class NAV (T. Rowe Price)	106,183	3,049,578

Capital Appreciation, Class NAV (Jennison)	171,722	2,589,571

Capital Appreciation Value, Class NAV (T. Rowe Price)	343,172	4,258,769

China Emerging Leaders, Class NAV (Atlantis)	149,617	1,300,173

Emerging Markets, Class NAV (DFA)	750,611	7,205,866

Equity-Income, Class NAV (T. Rowe Price)	116,321	2,154,272

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	92,051	1,118,415

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	149,241	1,911,783

Fundamental Value, Class NAV (Davis)	93,492	1,752,967

Global Equity, Class NAV (John Hancock1) (A)(I)	111,472	1,109,150

Global Real Estate, Class NAV (Deutsche)	84,393	687,803

Health Sciences, Class NAV (T. Rowe Price)	105,359	1,872,233

International Growth Stock, Class NAV (Invesco)	103,402	1,255,297

International Small Cap, Class NAV (Franklin Templeton)	135,643	2,286,937

International Small Company, Class NAV (DFA)	250,761	2,286,937

International Value, Class NAV (Templeton)	159,894	2,510,332

Mid Cap Stock, Class NAV (Wellington)	136,196	2,928,212

Mid Value, Class NAV (T. Rowe Price)	150,551	2,249,226

Mutual Shares, Class NAV (Franklin)	60,423	814,507

Natural Resources, Class NAV
(RS Investments/Wellington)	162,537	2,662,351

Real Estate Equity, Class NAV (T. Rowe Price)	69,483	652,441

Redwood, Class NAV (Allianz)	87,105	972,963

Science and Technology, Class NAV
(T. Rowe Price/Allianz) (I)	326,013	3,661,126

Small Cap Growth, Class NAV (Wellington)	64,912	664,055

Small Cap Value, Class NAV (Wellington)	27,051	499,639

Small Company Growth, Class NAV (Invesco)	32,729	598,289

Small Company Value, Class NAV (T. Rowe Price)	22,872	749,524

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	4,161,581	49,189,885

U.S. Equity, Class NAV (GMO)	145,795	1,899,714

Value, Class NAV (Invesco)	84,953	938,732

John Hancock Funds III (G) 5.7%

Disciplined Value, Class NAV (Robeco)	60,064	1,010,881

Global Shareholder Yield, Class NAV (Epoch)	139,291	1,529,417

International Core, Class NAV (GMO)	47,917	1,470,080

International Value Equity, Class NAV
(John Hancock1) (A)	86,908	759,572

Strategic Growth, Class NAV (John Hancock1) (A)	188,216	2,587,973

FIXED INCOME 4.3%

John Hancock Funds II (G) 4.3%

Active Bond, Class NAV (John Hancock[1](A)/Declaration)	45,769	460,892

Emerging Markets Debt, Class NAV (John Hancock1) (A)	13,171	123,021

Floating Rate Income, Class NAV (WAMCO)	116,017	1,087,083

Global Bond, Class NAV (PIMCO)	11,865	140,240

Global High Yield, Class NAV (Stone Harbor)	43,332	425,523

High Yield, Class NAV (WAMCO)	53,805	496,621

Real Return Bond, Class NAV (PIMCO)	15,520	176,153

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	43,929	448,074

Spectrum Income, Class NAV (T. Rowe Price)	38,709	421,543

	Annual report | Retirement Living Portfolios	23
See notes to financial statements

Retirement Living through 2050 Portfolio
(continued)

	Shares	Value

John Hancock Funds II (G) (continued)

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	72,203	$779,788

Total Return, Class NAV (PIMCO)	33,633	460,098

U.S. High Yield Bond, Class NAV (Wells Capital)	39,782	496,481

ALTERNATIVE 4.0%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant)	251,898	2,592,026

Global Absolute Return Strategies, Class NAV
(Standard Life)	115,705	1,246,141

John Hancock Funds 1.0%

Financial Industries, Class NAV (John Hancock1) (A)	83,479	1,211,277

Total investments
(Cost $117,981,302) 100.0%		$128,229,665
Other assets and liabilities, net 0.0%		39,680

TOTAL NET ASSETS 100.0%		$128,269,345

Percentages are based upon net assets.

Retirement Living through 2045 Portfolio
As of 8-31-13

	Shares	Value

AFFILIATED INVESTMENT COMPANIES 100.0%

EQUITY 91.6%

John Hancock Funds II (G) 85.9%

All Cap Value, Class NAV (Lord Abbett)	497,839	$6,710,868

Alpha Opportunities, Class NAV (Wellington)	1,373,437	17,401,450

Blue Chip Growth, Class NAV (T. Rowe Price)	579,534	16,644,217

Capital Appreciation, Class NAV (Jennison)	955,568	14,409,970

Capital Appreciation Value, Class NAV
(T. Rowe Price)	1,868,444	23,187,384

China Emerging Leaders, Class NAV (Atlantis)	811,939	7,055,748

Emerging Markets, Class NAV (DFA)	4,227,643	40,585,369

Equity-Income, Class NAV (T. Rowe Price)	635,131	11,762,623

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	463,720	5,634,196

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	753,189	9,648,352

Fundamental Value, Class NAV (Davis)	545,960	10,236,757

Global Equity, Class NAV (John Hancock1) (A)(I)	562,074	5,592,634

Global Real Estate, Class NAV (Deutsche)	425,676	3,469,263

Health Sciences, Class NAV (T. Rowe Price)	624,688	11,100,711

International Growth Stock, Class NAV (Invesco)	519,623	6,308,225

International Small Cap, Class NAV
(Franklin Templeton)	685,557	11,558,486

International Small Company, Class NAV (DFA)	1,277,215	11,648,204

International Value, Class NAV (Templeton)	840,907	13,202,234

Mid Cap Stock, Class NAV (Wellington)	712,790	15,324,987

Mid Value, Class NAV (T. Rowe Price)	703,059	10,503,709

Mutual Shares, Class NAV (Franklin)	305,586	4,119,293

Natural Resources, Class NAV
(RS Investments/Wellington)	826,024	13,530,269

Real Estate Equity, Class NAV (T. Rowe Price)	349,525	3,282,038

Redwood, Class NAV (Allianz)	514,948	5,751,964

Science and Technology, Class NAV
(T. Rowe Price/Allianz) (I)	1,690,415	18,983,356

Small Cap Growth, Class NAV (Wellington)	329,558	3,371,380

Small Cap Value, Class NAV (Wellington)	134,931	2,492,175

Small Company Growth, Class NAV (Invesco)	166,478	3,043,224

Small Company Value, Class NAV (T. Rowe Price)	114,195	3,742,166

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	20,944,139	247,559,719

U.S. Equity, Class NAV (GMO)	810,545	10,561,401

Value, Class NAV (Invesco)	436,285	4,820,944

Retirement Living through 2045 Portfolio
(continued)

	Shares	Value

John Hancock Funds III (G) 5.7%

Disciplined Value, Class NAV (Robeco)	321,708	$5,414,349

Global Shareholder Yield, Class NAV (Epoch)	785,666	8,626,610

International Core, Class NAV (GMO)	239,766	7,356,026

International Value Equity, Class NAV
(John Hancock1) (A)	435,982	3,810,486

Strategic Growth, Class NAV (John Hancock1) (A)	951,885	13,088,425

FIXED INCOME 4.3%

John Hancock Funds II (G) 4.3%

Active Bond, Class NAV
(John Hancock[1](A)/Declaration)	234,660	2,363,022

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	67,986	634,991

Floating Rate Income, Class NAV (WAMCO)	595,023	5,575,370

Global Bond, Class NAV (PIMCO)	60,839	719,123

Global High Yield, Class NAV (Stone Harbor)	222,887	2,188,750

High Yield, Class NAV (WAMCO)	283,071	2,612,745

Real Return Bond, Class NAV (PIMCO)	79,831	906,081

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	225,777	2,302,928

Spectrum Income, Class NAV (T. Rowe Price)	199,209	2,169,386

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	366,745	3,960,849

Total Return, Class NAV (PIMCO)	172,736	2,363,022

U.S. High Yield Bond, Class NAV (Wells Capital)	204,004	2,545,974

ALTERNATIVE 4.1%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant)	1,302,501	13,402,734

Global Absolute Return Strategies, Class NAV
(Standard Life)	629,393	6,778,567

John Hancock Funds (G) 1.1%

Financial Industries, Class NAV (John Hancock1) (A)	516,117	7,488,855

Total investments
(Cost $552,098,999) 100.0%		$667,551,609
Other assets and liabilities, net 0.0%		(7,770)

TOTAL NET ASSETS 100.0%		$667,543,839

Percentages are based upon net assets.

Retirement Living through 2040 Portfolio
As of 8-31-13
	Shares	Value

AFFILIATED INVESTMENT COMPANIES 100.0%

EQUITY 91.6%

John Hancock Funds II (G) 85.9%

All Cap Value, Class NAV (Lord Abbett)	510,939	$6,887,458

Alpha Opportunities, Class NAV (Wellington)	1,412,243	17,893,116

Blue Chip Growth, Class NAV (T. Rowe Price)	594,808	17,082,876

Capital Appreciation, Class NAV (Jennison)	979,116	14,765,063

Capital Appreciation Value, Class NAV (T. Rowe Price)	1,918,502	23,808,606

China Emerging Leaders, Class NAV (Atlantis)	810,785	7,045,723

Emerging Markets, Class NAV (DFA)	4,356,312	41,820,593

Equity-Income, Class NAV (T. Rowe Price)	650,713	12,051,205

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	476,450	5,788,871

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	773,292	9,905,869

Fundamental Value, Class NAV (Davis)	560,327	10,506,127

Global Equity, Class NAV (John Hancock1) (A)(I)	577,504	5,746,168

Global Real Estate, Class NAV (Deutsche)	437,281	3,563,841

Health Sciences, Class NAV (T. Rowe Price)	638,713	11,349,935

International Growth Stock, Class NAV (Invesco)	533,888	6,481,404

International Small Cap, Class NAV (Franklin Templeton)	708,986	11,953,500

International Small Company, Class NAV (DFA)	1,319,677	12,035,454

24	Retirement Living Portfolios | Annual report
See notes to financial statements

Retirement Living through 2040 Portfolio
(continued)

	Shares	Value

John Hancock Funds II (G) (continued)

International Value, Class NAV (Templeton)	864,677	$13,575,427

Mid Cap Stock, Class NAV (Wellington)	732,546	15,749,733

Mid Value, Class NAV (T. Rowe Price)	728,802	10,888,303

Mutual Shares, Class NAV (Franklin)	313,083	4,220,356

Natural Resources, Class NAV
(RS Investments/Wellington)	829,252	13,583,148

Real Estate Equity, Class NAV (T. Rowe Price)	360,023	3,380,612

Redwood, Class NAV (Allianz)	527,581	5,893,083

Science and Technology, Class NAV
(T. Rowe Price/Allianz) (I)	1,763,811	19,807,601

Small Cap Growth, Class NAV (Wellington)	338,692	3,464,819

Small Cap Value, Class NAV (Wellington)	138,662	2,561,090

Small Company Growth, Class NAV (Invesco)	170,880	3,123,692

Small Company Value, Class NAV (T. Rowe Price)	117,391	3,846,912

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	21,519,116	254,355,948

U.S. Equity, Class NAV (GMO)	830,622	10,823,011

Value, Class NAV (Invesco)	449,999	4,972,490

John Hancock Funds III (G) 5.7%

Disciplined Value, Class NAV (Robeco)	329,986	5,553,669

Global Shareholder Yield, Class NAV (Epoch)	804,872	8,837,497

International Core, Class NAV (GMO)	246,348	7,557,970

International Value Equity, Class NAV
(John Hancock1) (A)	447,951	3,915,094

Strategic Growth, Class NAV (John Hancock1) (A)	975,239	13,409,535

FIXED INCOME 4.2%

John Hancock Funds II (G) 4.2%

Active Bond, Class NAV
(John Hancock[1](A)/Declaration)	240,463	2,421,461

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	69,668	650,695

Floating Rate Income, Class NAV (WAMCO)	609,739	5,713,251

Global Bond, Class NAV (PIMCO)	62,344	736,907

Global High Yield, Class NAV (Stone Harbor)	228,399	2,242,879

High Yield, Class NAV (WAMCO)	290,071	2,677,359

Real Return Bond, Class NAV (PIMCO)	81,805	928,489

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	231,361	2,359,881

Spectrum Income, Class NAV (T. Rowe Price)	204,136	2,223,036

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	375,878	4,059,487

Total Return, Class NAV (PIMCO)	177,007	2,421,461

U.S. High Yield Bond, Class NAV (Wells Capital)	209,049	2,608,937

ALTERNATIVE 4.2%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant)	1,335,225	13,739,463

Global Absolute Return Strategies, Class NAV
(Standard Life)	647,587	6,974,515

John Hancock Funds (G) 1.2%

Financial Industries, Class NAV (John Hancock1) (A)	538,142	7,808,446

Total investments
(Cost $569,726,916) 100.0%		$685,772,066
Other assets and liabilities, net 0.0%		50

TOTAL NET ASSETS 100.0%		$685,772,116

Percentages are based upon net assets.

Retirement Living through 2035 Portfolio
As of 8-31-13

	Shares	Value

AFFILIATED INVESTMENT COMPANIES 100.0%

EQUITY 90.7%

John Hancock Funds II (G) 85.0%

All Cap Value, Class NAV (Lord Abbett)	657,373	$8,861,394

Alpha Opportunities, Class NAV (Wellington)	1,785,372	22,620,662

Blue Chip Growth, Class NAV (T. Rowe Price)	758,650	21,788,441

Capital Appreciation, Class NAV (Jennison)	1,242,486	18,736,692

Capital Appreciation Value, Class NAV
(T. Rowe Price)	2,465,433	30,596,027

China Emerging Leaders, Class NAV (Atlantis)	1,068,648	9,286,548

Emerging Markets, Class NAV (DFA)	5,555,486	53,332,662

Equity-Income, Class NAV (T. Rowe Price)	834,337	15,451,915

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	603,219	7,329,108

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	979,695	12,549,891

Fundamental Value, Class NAV (Davis)	720,938	13,517,584

Global Equity, Class NAV (John Hancock1) (A)(I)	742,509	7,387,960

Global Real Estate, Class NAV (Deutsche)	569,793	4,643,815

Health Sciences, Class NAV (T. Rowe Price)	747,454	13,282,257

International Growth Stock, Class NAV (Invesco)	670,305	8,137,497

International Small Cap, Class NAV
(Franklin Templeton)	903,129	15,226,762

International Small Company, Class NAV (DFA)	1,639,114	14,948,718

International Value, Class NAV (Templeton)	1,079,056	16,941,179

Mid Cap Stock, Class NAV (Wellington)	918,652	19,751,012

Mid Value, Class NAV (T. Rowe Price)	910,239	13,598,970

Mutual Shares, Class NAV (Franklin)	406,290	5,476,785

Natural Resources, Class NAV
(RS Investments/Wellington)	1,068,183	17,496,833

Real Estate Equity, Class NAV (T. Rowe Price)	466,755	4,382,831

Redwood, Class NAV (Allianz)	669,565	7,479,038

Science and Technology, Class NAV
(T. Rowe Price/Allianz) (I)	2,023,676	22,725,880

Small Cap Growth, Class NAV (Wellington)	420,139	4,298,021

Small Cap Value, Class NAV (Wellington)	170,989	3,158,172

Small Company Growth, Class NAV (Invesco)	211,800	3,871,702

Small Company Value, Class NAV (T. Rowe Price)	145,083	4,754,364

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	27,366,849	323,476,151

U.S. Equity, Class NAV (GMO)	1,065,403	13,882,196

Value, Class NAV (Invesco)	569,469	6,292,635

John Hancock Funds III (G) 5.7%

Disciplined Value, Class NAV (Robeco)	428,157	7,205,880

Global Shareholder Yield, Class NAV (Epoch)	1,042,159	11,442,902

International Core, Class NAV (GMO)	309,172	9,485,406

International Value Equity, Class NAV
(John Hancock1) (A)	561,593	4,908,325

Strategic Growth, Class NAV (John Hancock1) (A)	1,245,976	17,132,168

FIXED INCOME 5.3%

John Hancock Funds II (G) 5.3%

Active Bond, Class NAV
(John Hancock[1](A)/Declaration)	381,914	3,845,873

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	110,765	1,034,547

Floating Rate Income, Class NAV (WAMCO)	964,941	9,041,499

Global Bond, Class NAV (PIMCO)	99,592	1,177,182

Global High Yield, Class NAV (Stone Harbor)	360,256	3,537,710

High Yield, Class NAV (WAMCO)	453,588	4,186,613

Real Return Bond, Class NAV (PIMCO)	130,014	1,475,660

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	367,637	3,749,902

Spectrum Income, Class NAV (T. Rowe Price)	328,173	3,573,809

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	599,287	6,472,301

Total Return, Class NAV (PIMCO)	281,131	3,845,873

U.S. High Yield Bond, Class NAV (Wells Capital)	335,466	4,186,613

	Annual report | Retirement Living Portfolios	25
See notes to financial statements

Retirement Living through 2035 Portfolio
(continued)

	Shares	Value
ALTERNATIVE 4.0%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant)	1,718,254	$17,680,830

Global Absolute Return Strategies, Class NAV
(Standard Life)	831,213	8,952,167

John Hancock Funds (G) 1.0%

Financial Industries, Class NAV (John Hancock1) (A)	569,422	8,262,309

Total investments
(Cost $727,618,708) 100.0%		$876,481,271
Other assets and liabilities, net 0.0%		(9,283)

TOTAL NET ASSETS 100.0%		$876,471,988

Percentages are based upon net assets.

Retirement Living through 2030 Portfolio
As of 8-31-13
	Shares	Value

AFFILIATED INVESTMENT COMPANIES 100.0%

EQUITY 84.8%

John Hancock Funds II (G) 79.4%

All Cap Value, Class NAV (Lord Abbett)	769,652	$10,374,904

Alpha Opportunities, Class NAV (Wellington)	1,921,824	24,349,513

Blue Chip Growth, Class NAV (T. Rowe Price)	884,057	25,390,107

Capital Appreciation, Class NAV (Jennison)	1,434,684	21,635,041

Capital Appreciation Value, Class NAV
(T. Rowe Price)	3,351,305	41,589,698

China Emerging Leaders, Class NAV (Atlantis)	1,141,390	9,918,678

Emerging Markets, Class NAV (DFA)	6,106,871	58,625,960

Equity-Income, Class NAV (T. Rowe Price)	974,189	18,041,975

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	782,632	9,508,983

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	1,106,077	14,168,843

Fundamental Value, Class NAV (Davis)	792,490	14,859,189

Global Equity, Class NAV (John Hancock1) (A)(I)	890,960	8,865,057

Global Real Estate, Class NAV (Deutsche)	731,718	5,963,504

Health Sciences, Class NAV (T. Rowe Price)	941,979	16,738,964

International Growth Stock, Class NAV (Invesco)	714,045	8,668,504

International Small Cap, Class NAV
(Franklin Templeton)	981,241	16,543,730

International Small Company, Class NAV (DFA)	1,674,927	15,275,337

International Value, Class NAV (Templeton)	1,141,267	17,917,891

Mid Cap Stock, Class NAV (Wellington)	1,049,559	22,565,528

Mid Value, Class NAV (T. Rowe Price)	1,030,754	15,399,463

Mutual Shares, Class NAV (Franklin)	474,638	6,398,126

Natural Resources, Class NAV
(RS Investments/Wellington)	1,258,096	20,607,614

Real Estate Equity, Class NAV (T. Rowe Price)	554,375	5,205,582

Redwood, Class NAV (Allianz)	851,492	9,511,166

Science and Technology, Class NAV
(T. Rowe Price/Allianz) (I)	2,309,406	25,934,631

Small Cap Growth, Class NAV (Wellington)	380,393	3,891,425

Small Cap Value, Class NAV (Wellington)	163,830	3,025,933

Small Company Growth, Class NAV (Invesco)	196,369	3,589,632

Small Company Value, Class NAV (T. Rowe Price)	139,186	4,561,117

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	31,606,802	373,592,398

U.S. Equity, Class NAV (GMO)	1,500,829	19,555,806

Value, Class NAV (Invesco)	599,918	6,629,094

John Hancock Funds III (G) 5.4%

Disciplined Value, Class NAV (Robeco)	495,969	8,347,162

Global Shareholder Yield, Class NAV (Epoch)	1,481,718	16,269,268

International Core, Class NAV (GMO)	325,149	9,975,574

Retirement Living through 2030 Portfolio
(continued)

	Shares	Value
John Hancock Funds III (G) (continued)

International Value Equity, Class NAV
(John Hancock1) (A)	590,719	$5,162,884

Strategic Growth, Class NAV (John Hancock1) (A)	1,395,473	19,187,751

FIXED INCOME 11.3%

John Hancock Funds II (G) 11.3%

Active Bond, Class NAV
(John Hancock[1] (A)/Declaration)	1,018,867	10,259,995

Asia Total Return Bond, Class NAV
(John Hancock1) (A)(I)	617,294	5,709,967

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	283,915	2,651,762

Floating Rate Income, Class NAV (WAMCO)	2,523,131	23,641,739

Global Bond, Class NAV (PIMCO)	264,357	3,124,694

Global High Yield, Class NAV (Stone Harbor)	898,162	8,819,953

High Yield, Class NAV (WAMCO)	1,128,461	10,415,699

Real Return Bond, Class NAV (PIMCO)	346,313	3,930,655

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	979,974	9,995,737

Spectrum Income, Class NAV (T. Rowe Price)	827,262	9,008,883

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	1,333,573	14,402,590

Total Return, Class NAV (PIMCO)	750,000	10,259,995

U.S. High Yield Bond, Class NAV (Wells Capital)	838,984	10,470,524

ALTERNATIVE 3.9%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant)	2,129,256	21,910,040

Global Absolute Return Strategies, Class NAV
(Standard Life)	1,006,229	10,837,090

John Hancock Funds (G) 0.9%

Financial Industries, Class NAV (John Hancock1) (A)	620,597	9,004,866

Total investments
(Cost $904,847,578) 100.0%		$1,082,290,221
Other assets and liabilities, net 0.0%		(18,153)

TOTAL NET ASSETS 100.0%		$1,082,272,068

Percentages are based upon net assets.

Retirement Living through 2025 Portfolio
As of 8-31-13
	Shares	Value

AFFILIATED INVESTMENT COMPANIES 100.0%

EQUITY 76.0%

John Hancock Funds II (G) 71.1%

All Cap Value, Class NAV (Lord Abbett)	764,524	$10,305,788

Alpha Opportunities, Class NAV (Wellington)	1,808,854	22,918,184

Blue Chip Growth, Class NAV (T. Rowe Price)	866,213	24,877,646

Capital Appreciation, Class NAV (Jennison)	1,405,298	21,191,890

Capital Appreciation Value, Class NAV
(T. Rowe Price)	3,926,251	48,724,772

China Emerging Leaders, Class NAV (Atlantis)	1,120,420	9,736,449

Emerging Markets, Class NAV (DFA)	5,889,564	56,539,811

Equity-Income, Class NAV (T. Rowe Price)	961,818	17,812,877

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	879,918	10,691,003

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	1,078,497	13,815,547

Fundamental Value, Class NAV (Davis)	802,654	15,049,768

Global Equity, Class NAV (John Hancock1) (A)(I)	931,648	9,269,901

Global Real Estate, Class NAV (Deutsche)	909,764	7,414,577

Health Sciences, Class NAV (T. Rowe Price)	859,473	15,272,834

International Growth Stock, Class NAV (Invesco)	646,714	7,851,106

International Small Cap, Class NAV
(Franklin Templeton)	924,758	15,591,428

26	Retirement Living Portfolios | Annual report
See notes to financial statements

Retirement Living through 2025 Portfolio
(continued)

	Shares	Value

John Hancock Funds II (G) (continued)

International Small Company, Class NAV (DFA)	1,725,299	$15,734,723

International Value, Class NAV (Templeton)	1,079,122	16,942,222

Mid Cap Stock, Class NAV (Wellington)	1,028,576	22,114,391

Mid Value, Class NAV (T. Rowe Price)	951,630	14,217,346

Mutual Shares, Class NAV (Franklin)	470,877	6,347,423

Natural Resources, Class NAV
(RS Investments/Wellington)	1,361,540	22,302,023

Real Estate Equity, Class NAV (T. Rowe Price)	620,896	5,830,209

Redwood, Class NAV (Allianz)	931,309	10,402,720

Science and Technology, Class NAV
(T. Rowe Price/Allianz) (I)	2,389,547	26,834,607

Small Cap Growth, Class NAV (Wellington)	312,415	3,196,005

Small Company Growth, Class NAV (Invesco)	161,691	2,955,711

Small Company Value, Class NAV (T. Rowe Price)	192,228	6,299,311

Strategic Equity Allocation Fund, Class NAV
(John Hancock1) (A)	31,998,812	378,225,956

U.S. Equity, Class NAV (GMO)	1,806,451	23,538,052

Value, Class NAV (Invesco)	598,779	6,616,511

John Hancock Funds III (G) 4.9%

Disciplined Value, Class NAV (Robeco)	492,748	8,292,951

Global Shareholder Yield, Class NAV (Epoch)	1,744,819	19,158,114

International Core, Class NAV (GMO)	302,158	9,270,195

International Value Equity, Class NAV
(John Hancock1) (A)	545,118	4,764,331

Strategic Growth, Class NAV (John Hancock1) (A)	1,342,558	18,460,179

FIXED INCOME 20.2%

John Hancock Funds II (G) 20.2%

Active Bond, Class NAV
(John Hancock[1] (A)/Declaration)	2,527,734	25,454,280

Asia Total Return Bond, Class NAV
(John Hancock1) (A)(I)	963,690	8,914,136

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	492,330	4,598,367

Floating Rate Income, Class NAV (WAMCO)	4,809,405	45,064,124

Global Bond, Class NAV (PIMCO)	609,449	7,203,692

Global High Yield, Class NAV (Stone Harbor)	1,642,755	16,131,850

High Yield, Class NAV (WAMCO)	2,017,171	18,618,488

Real Return Bond, Class NAV (PIMCO)	664,055	7,537,025

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	1,996,003	20,359,226

Spectrum Income, Class NAV (T. Rowe Price)	1,744,830	19,001,204

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	2,702,785	29,190,076

Total Return, Class NAV (PIMCO)	1,857,871	25,415,682

U.S. High Yield Bond, Class NAV (Wells Capital)	1,491,866	18,618,488

ALTERNATIVE 3.8%

John Hancock Funds II (G) 3.1%

Currency Strategies, Class NAV (First Quadrant)	2,445,506	25,164,259

Global Absolute Return Strategies, Class NAV
(Standard Life)	1,191,746	12,835,107

John Hancock Funds (G) 0.7%

Financial Industries, Class NAV (John Hancock1) (A)	612,740	8,890,859

Total investments
(Cost $1,035,587,656) 100.0%		$1,221,563,424
Other assets and liabilities, net 0.0%		(32,504)

TOTAL NET ASSETS 100.0%		$1,221,530,920

Percentages are based upon net assets.

Retirement Living through 2020 Portfolio
As of 8-31-13

	Shares	Value

AFFILIATED INVESTMENT COMPANIES 100.0%

EQUITY 64.1%

John Hancock Funds II (G) 59.9%

All Cap Value, Class NAV (Lord Abbett)	553,945	$7,467,175

Alpha Opportunities, Class NAV (Wellington)	820,552	10,396,389

Blue Chip Growth, Class NAV (T. Rowe Price)	600,895	17,257,693

Capital Appreciation, Class NAV (Jennison)	973,398	14,678,836

Capital Appreciation Value, Class NAV (T. Rowe Price)	3,368,588	41,804,180

China Emerging Leaders, Class NAV (Atlantis)	792,742	6,888,928

Emerging Markets Class, NAV (DFA)	4,303,330	41,311,964

Equity-Income, Class NAV (T. Rowe Price)	701,325	12,988,546

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	743,248	9,030,464

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	766,820	9,822,958

Fundamental Value, Class NAV (Davis)	351,106	6,583,236

Global Equity, Class NAV (John Hancock1) (A)(I)	844,019	8,397,985

Global Real Estate, Class NAV (Deutsche)	925,611	7,543,730

Health Sciences, Class NAV (T. Rowe Price)	742,428	13,192,948

International Growth Stock, Class NAV (Invesco)	506,418	6,147,909

International Small Cap, Class NAV
(Franklin Templeton)	675,069	11,381,669

International Small Company, Class NAV (DFA)	1,261,753	11,507,189

International Value, Class NAV (Templeton)	829,337	13,020,584

Mid Cap Stock, Class NAV (Wellington)	683,375	14,692,567

Mid Value, Class NAV (T. Rowe Price)	759,356	11,344,773

Mutual Shares, Class NAV (Franklin)	336,580	4,537,095

Natural Resources, Class NAV
(RS Investments/Wellington)	1,011,098	16,561,788

Real Estate Equity, Class NAV (T. Rowe Price)	557,576	5,235,634

Redwood, Class NAV (Allianz)	793,409	8,862,374

Science and Technology, Class NAV
(T. Rowe Price/Allianz) (I)	1,893,568	21,264,763

Small Cap Growth, Class NAV (Wellington)	452,469	4,628,753

Small Company Value, Class NAV (T. Rowe Price)	142,008	4,653,594

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	23,809,567	281,429,082

U.S. Equity, Class NAV (GMO)	1,563,644	20,374,278

Value, Class NAV (Invesco)	356,425	3,938,495

John Hancock Funds III (G) 4.2%

Disciplined Value, Class NAV (Robeco)	354,159	5,960,497

Global Shareholder Yield, Class NAV (Epoch)	1,508,165	16,559,649

International Core, Class NAV (GMO)	231,429	7,100,232

International Value Equity, Class NAV
(John Hancock1) (A)	418,761	3,659,972

Strategic Growth, Class NAV (John Hancock1) (A)	916,431	12,600,923

FIXED INCOME 31.8%

John Hancock Funds II (G) 31.8%

Active Bond, Class NAV
(John Hancock[1] (A)/Declaration)	4,311,070	43,412,478

Asia Total Return Bond, Class NAV
(John Hancock1) (A)(I)	1,246,506	11,530,182

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	539,519	5,039,104

Floating Rate Income, Class NAV (WAMCO)	6,176,996	57,878,452

Global Bond, Class NAV (PIMCO)	977,627	11,555,550

Global High Yield, Class NAV (Stone Harbor)	1,838,379	18,052,879

High Yield, Class NAV (WAMCO)	2,398,330	22,136,589

Real Return Bond, Class NAV (PIMCO)	1,046,494	11,877,703

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	2,792,222	28,480,664

Spectrum Income, Class NAV (T. Rowe Price)	2,505,931	27,289,593

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	3,784,456	40,872,129

Total Return, Class NAV (PIMCO)	3,167,960	43,337,687

U.S. High Yield Bond, Class NAV (Wells Capital)	1,773,765	22,136,589

	Annual report | Retirement Living Portfolios	27
See notes to financial statements

Retirement Living through 2020 Portfolio
(continued)

	Shares	Value

ALTERNATIVE 4.1%

John Hancock Funds II (G) 3.4%

Currency Strategies, Class NAV (First Quadrant)	2,301,293	$23,680,309

Global Absolute Return Strategies, Class NAV
(Standard Life)	1,196,882	12,890,424

John Hancock Funds (G) 0.7%

Financial Industries, Class NAV (John Hancock1) (A)	491,762	7,135,466

Total investments
(Cost $934,189,316) 100.0%		$1,080,132,650
Other assets and liabilities, net 0.0%		(55,311)

TOTAL NET ASSETS 100.0%		$1,080,077,339

Percentages are based upon net assets.

Retirement Living through 2015 Portfolio
As of 8-31-13
	Shares	Value

AFFILIATED INVESTMENT COMPANIES 100.0%

EQUITY 53.9%

John Hancock Funds II (G) 50.0%

All Cap Value, Class NAV (Lord Abbett)	310,949	$4,191,582

Alpha Opportunities, Class NAV (Wellington)	268,655	3,403,859

Blue Chip Growth, Class NAV (T. Rowe Price)	316,413	9,087,368

Capital Appreciation, Class NAV (Jennison)	516,430	7,787,762

Capital Appreciation Value, Class NAV
(T. Rowe Price)	2,161,988	26,830,272

China Emerging Leaders, Class NAV (Atlantis)	360,451	3,132,316

Emerging Markets, Class NAV (DFA)	1,966,994	18,883,144

Equity-Income, Class NAV (T. Rowe Price)	391,419	7,249,072

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	452,622	5,499,352

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	352,114	4,510,576

Fundamental Value, Class NAV (Davis)	113,237	2,123,196

Global Equity, Class NAV (John Hancock1) (A)(I)	444,055	4,418,348

Global Real Estate, Class NAV (Deutsche)	514,976	4,197,052

Health Sciences, Class NAV (T. Rowe Price)	335,010	5,953,126

International Growth Stock, Class NAV (Invesco)	260,350	3,160,650

International Small Cap, Class NAV
(Franklin Templeton)	348,104	5,869,029

International Small Company, Class NAV (DFA)	657,390	5,995,399

International Value, Class NAV (Templeton)	438,259	6,880,665

Mid Cap Stock, Class NAV (Wellington)	320,968	6,900,819

Mid Value, Class NAV (T. Rowe Price)	326,012	4,870,622

Mutual Shares, Class NAV (Franklin)	190,975	2,574,346

Natural Resources, Class NAV
(RS Investments/Wellington)	527,026	8,632,692

Real Estate Equity, Class NAV (T. Rowe Price)	330,601	3,104,347

Redwood, Class NAV (Allianz)	490,481	5,478,675

Small Cap Growth, Class NAV (Wellington)	206,852	2,116,097

Small Company Value, Class NAV (T. Rowe Price)	63,755	2,089,249

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	12,060,722	142,557,733

U.S. Equity, Class NAV (GMO)	1,105,931	14,410,284

Value, Class NAV (Invesco)	182,253	2,013,900

John Hancock Funds III (G) 3.9%

Disciplined Value, Class NAV (Robeco)	196,542	3,307,800

Global Shareholder Yield, Class NAV (Epoch)	1,003,944	11,023,303

International Core, Class NAV (GMO)	122,198	3,749,034

International Value Equity, Class NAV
(John Hancock1) (A)	213,476	1,865,777

Strategic Growth, Class NAV (John Hancock1) (A)	405,472	5,575,247

Retirement Living through 2015 Portfolio
(continued)

	Shares	Value

FIXED INCOME 42.4%

John Hancock Funds II (G) 42.4%

Active Bond, Class NAV
(John Hancock[1] (A)/Declaration)	4,003,849	$40,318,757

Asia Total Return Bond, Class NAV
(John Hancock1) (A)(I)	861,942	7,972,965

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	393,559	3,675,846

Floating Rate Income, Class NAV (WAMCO)	4,864,696	45,582,201

Global Bond, Class NAV (PIMCO)	892,107	10,544,703

Global High Yield, Class NAV (Stone Harbor)	1,314,114	12,904,604

High Yield, Class NAV (WAMCO)	1,742,884	16,086,821

Real Return Bond, Class NAV (PIMCO)	789,267	8,958,186

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	2,276,744	23,222,785

Spectrum Income, Class NAV (T. Rowe Price)	2,098,230	22,849,723

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	2,448,691	26,445,867

Total Return, Class NAV (PIMCO)	2,953,500	40,403,875

U.S. High Yield Bond, Class NAV (Wells Capital)	1,297,185	16,188,867

ALTERNATIVE 3.7%

John Hancock Funds II (G) 3.7%

Currency Strategies, Class NAV (First Quadrant)	1,468,425	15,110,091

Global Absolute Return Strategies, Class NAV
(Standard Life)	837,015	9,014,649

Total investments
(Cost $569,555,706) 100.0%		$648,722,633
Other assets and liabilities, net 0.0%		(31,596)

TOTAL NET ASSETS 100.0%		$648,691,037

Percentages are based upon net assets.

Retirement Living through 2010 Portfolio
As of 8-31-13
	Shares	Value

AFFILIATED INVESTMENT COMPANIES 100.0%

EQUITY 44.0%

John Hancock Funds II (G) 40.7%

All Cap Value, Class NAV (Lord Abbett)	158,832	$2,141,053

Alpha Opportunities, Class NAV (Wellington)	115,760	1,466,676

Blue Chip Growth, Class NAV (T. Rowe Price)	144,761	4,157,531

Capital Appreciation, Class NAV (Jennison)	233,942	3,527,851

Capital Appreciation Value, Class NAV
(T. Rowe Price)	1,146,913	14,233,189

China Emerging Leaders, Class NAV (Atlantis)	144,005	1,251,407

Emerging Markets, Class NAV (DFA)	848,354	8,144,202

Equity-Income, Class NAV (T. Rowe Price)	197,276	3,653,552

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	242,666	2,948,392

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	172,563	2,210,536

Fundamental Value, Class NAV (Davis)	42,653	799,742

Global Equity, Class NAV (John Hancock1) (A)(I)	275,471	2,740,936

Global Real Estate, Class NAV (Deutsche)	266,969	2,175,799

Health Sciences, Class NAV (T. Rowe Price)	79,378	1,410,540

International Growth Stock, Class NAV (Invesco)	137,602	1,670,490

International Small Cap, Class NAV
(Franklin Templeton)	172,184	2,903,017

International Small Company, Class NAV (DFA)	319,831	2,916,858

International Value, Class NAV (Templeton)	231,984	3,642,152

Mid Cap Stock, Class NAV (Wellington)	157,428	3,384,702

Mid Value, Class NAV (T. Rowe Price)	218,595	3,265,813

Mutual Shares, Class NAV (Franklin)	96,591	1,302,043

Natural Resources, Class NAV
(RS Investments/Wellington)	273,882	4,486,195

28	Retirement Living Portfolios | Annual report
See notes to financial statements

Retirement Living through 2010 Portfolio
(continued)

	Shares	Value

John Hancock Funds II (G) (continued)

Real Estate Equity, Class NAV (T. Rowe Price)	205,052	$1,925,435

Redwood, Class NAV (Allianz)	300,372	3,355,159

Small Cap Growth, Class NAV (Wellington)	82,094	839,826

Small Company Value, Class NAV (T. Rowe Price)	25,303	829,171

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	6,080,526	71,871,816

U.S. Equity, Class NAV (GMO)	606,742	7,905,848

John Hancock Funds III (G) 3.3%

Disciplined Value, Class NAV (Robeco)	101,758	1,712,593

Global Shareholder Yield, Class NAV (Epoch)	544,448	5,978,041

International Core, Class NAV (GMO)	63,536	1,949,291

International Value Equity, Class NAV
(John Hancock1) (A)	122,048	1,066,697

Strategic Growth, Class NAV (John Hancock1) (A)	174,379	2,397,717

FIXED INCOME 52.0%

John Hancock Funds II (G) 52.0%

Active Bond, Class NAV
(John Hancock[1] (A)/Declaration)	3,554,796	35,796,800

Asia Total Return Bond, Class NAV
(John Hancock1) (A)(I)	604,555	5,592,130

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	224,617	2,097,925

Floating Rate Income, Class NAV (WAMCO)	3,529,483	33,071,253

Global Bond, Class NAV (PIMCO)	714,650	8,447,162

Global High Yield, Class NAV (Stone Harbor)	839,153	8,240,482

High Yield, Class NAV (WAMCO)	1,195,867	11,037,849

Real Return Bond, Class NAV (PIMCO)	487,023	5,527,713

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	1,539,664	15,704,576

Spectrum Income, Class NAV (T. Rowe Price)	1,415,712	15,417,108

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	1,662,476	17,954,738

Total Return, Class NAV (PIMCO)	2,616,725	35,796,800

U.S. High Yield Bond, Class NAV (Wells Capital)	890,837	11,117,648

ALTERNATIVE 4.0%

John Hancock Funds II (G) 4.0%

Currency Strategies, Class NAV (First Quadrant)	911,894	9,383,386

Global Absolute Return Strategies, Class NAV
(Standard Life)	585,574	6,306,635

Total investments
(Cost $355,904,252) 100.0%		$395,756,475
Other assets and liabilities, net 0.0%		(26,329)

TOTAL NET ASSETS 100.0%		$395,730,146

Percentages are based upon net assets.

Footnote Legend:
(A) The subadvisor is an affiliate of the advisor.
(G) The portfolio’s subadvisor is shown parenthetically.
(I) Non-income producing.
1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

	Annual report | Retirement Living Portfolios	29
See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statements of assets and liabilities 8-31-13

These Statements of assets and liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Retirement	Retirement	Retirement	Retirement
	Living through	Living through	Living through	Living through
	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio

Assets

Investments in affiliated funds, at value	128,229,665	667,551,609	685,772,066	876,481,271
Cash	41,077	220	222	227
Receivable for investments sold	—	1,216,374	1,236,884	851,756
Receivable for fund shares sold	464,753	21,567	47,363	84,258
Dividends and interest receivable	11,341	68,941	70,509	107,071
Receivable due from advisor	5	—	2,231	574
Other assets	42,016	36,905	37,479	38,648
Total assets	128,788,857	668,895,616	687,166,754	877,563,805

Liabilities

Payable for investments purchased	471,759	58,511	60,305	94,916
Payable for fund shares repurchased	94	1,229,541	1,267,229	924,970
Payable to affiliates
Accounting and legal services fees	1,423	7,584	7,821	10,003
Transfer agent fees	318	3,890	4,184	5,055
Trustees’ fees	29	282	285	367
Investment management fees	—	6	—	—
Distribution and service fees	101	1,031	2,286	2,073
Other liabilities and accrued expenses	45,788	50,932	52,528	54,433
Total liabilities	519,512	1,351,777	1,394,638	1,091,817

Net assets	$128,269,345	$667,543,839	$685,772,116	$876,471,988

Net assets consist of

Paid-in capital	$116,341,217	$549,391,583	$567,047,284	$724,040,387
Undistributed net investment income (loss)	17,963	170,155	156,877	434,077
Accumulated undistributed net realized gain (loss) on investments	1,661,802	2,529,491	2,522,805	3,134,961
Net unrealized appreciation (depreciation) on investments	10,248,363	115,452,610	116,045,150	148,862,563
Net assets	$128,269,345	$667,543,839	$685,772,116	$876,471,988
Investments in affiliated funds, at cost	$117,981,302	$552,098,999	$569,726,916	$727,618,708

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1: Net assets	$2,264,277	$28,714,239	$30,119,635	$37,108,472
Shares outstanding	210,958	2,696,985	2,811,508	3,442,736
Net asset value and redemption price per share	$10.73	$10.65	$10.71	$10.78
Class R1: Net assets	$183,485	$1,162,562	$1,985,375	$2,400,447
Shares outstanding	17,117	109,479	185,807	223,236
Net asset value, offering and redemption price per share	$10.72	$10.62	$10.69	$10.75
Class R2: Net assets	$155,478	$292,627	$312,396	$111,459
Shares outstanding	14,484	27,416	29,104	10,312
Net asset value, offering and redemption price per share	$10.73	$10.67	$10.73	$10.81
Class R3: Net assets	$112,671	$1,331,950	$3,235,222	$2,381,608
Shares outstanding	10,504	125,315	302,933	221,182
Net asset value, offering and redemption price per share	$10.73	$10.63	$10.68	$10.77
Class R4: Net assets	$112,885	$812,351	$763,453	$1,145,346
Shares outstanding	10,504	76,110	71,163	105,790
Net asset value, offering and redemption price per share	$10.75	$10.67	$10.73	$10.83
Class R5: Net assets	$984,610	$1,023,023	$4,125,607	$1,410,581
Shares outstanding	91,499	95,475	382,911	130,096
Net asset value, offering and redemption price per share	$10.76	$10.72	$10.77	$10.84
Class R6: Net assets	$253,106	$1,885,174	$2,168,065	$3,719,769
Shares outstanding	23,513	176,118	201,400	343,193
Net asset value, offering and redemption price per share	$10.76	$10.70	$10.76	$10.84
Class 1: Net assets	$124,202,833	$632,321,913	$643,062,363	$828,194,306
Shares outstanding	11,547,432	59,048,369	59,728,095	76,389,473
Net asset value, offering and redemption price per share	$10.76	$10.71	$10.77	$10.84

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.29	$11.21	$11.27	$11.35

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

30	Retirement Living Portfolios | Annual report
See notes to financial statements

FINANCIAL STATEMENTS

Statements of assets and liabilities 8-31-13

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Living through	Living through	Living through	Living through	Living through
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio

Assets

Investments in affiliated funds, at value	1,082,290,221	1,221,563,424	1,080,132,650	648,722,633	395,756,475
Cash	228	234	232	230	423
Receivable for investments sold	615,107	2,409,117	3,236,143	1,179,814	794,414
Receivable for fund shares sold	249,929	55,933	175,385	90,840	112,587
Dividends and interest receivable	243,901	454,748	573,352	423,480	294,164
Receivable due from advisor	1,309	230	1,088	398	1,187
Other assets	39,601	39,370	39,396	38,901	35,479
Total assets	1,083,440,296	1,224,523,056	1,084,158,246	650,456,296	396,994,729

Liabilities

Payable for investments purchased	237,610	461,864	594,333	442,666	308,434
Payable for fund shares repurchased	851,976	2,449,273	3,410,147	1,260,887	901,806
Payable to affiliates
Accounting and legal services fees	12,385	14,014	12,318	7,398	4,525
Transfer agent fees	6,912	7,556	7,348	5,888	4,744
Trustees’ fees	462	539	503	324	222
Distribution and service fees	3,177	3,004	3,675	2,417	1,170
Other liabilities and accrued expenses	55,706	55,886	52,583	45,679	43,682
Total liabilities	1,168,228	2,992,136	4,080,907	1,765,259	1,264,583

Net assets	$1,082,272,068	$1,221,530,920	$1,080,077,339	$648,691,037	$395,730,146

Net assets consist of

Paid-in capital	$900,032,434	$1,029,405,286	$921,851,591	$560,033,570	$347,843,949
Undistributed net investment income (loss)	1,971,127	4,647,366	6,608,018	5,312,287	4,012,041
Accumulated undistributed net realized gain (loss)
on investments	2,825,864	1,502,500	5,674,396	4,178,253	4,021,933
Net unrealized appreciation (depreciation)
on investments	177,442,643	185,975,768	145,943,334	79,166,927	39,852,223
Net assets	$1,082,272,068	$1,221,530,920	$1,080,077,339	$648,691,037	$395,730,146
Investments in affiliated funds, at cost	$904,847,578	$1,035,587,656	$934,189,316	$569,555,706	$355,904,252

Net asset value per share

The Funds have an unlimited number of shares authorized
with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of
outstanding shares in the class.
Class A1: Net assets	$49,496,523	$54,244,413	$52,732,917	$43,192,288	$35,013,453
Shares outstanding	4,646,020	5,095,111	5,007,162	4,140,185	3,513,356
Net asset value and redemption price per share	$10.65	$10.65	$10.53	$10.43	$9.97
Class R1: Net assets	$2,907,906	$2,927,962	$2,973,330	$1,276,091	$387,296
Shares outstanding	274,164	276,306	283,249	122,648	39,008
Net asset value, offering and redemption price per share	$10.61	$10.60	$10.50	$10.40	$9.93
Class R2: Net assets	$567,370	$437,682	$640,430	$193,557	$613,015
Shares outstanding	53,471	41,280	60,985	18,589	61,523
Net asset value, offering and redemption price per share	$10.61	$10.60	$10.50	$10.41	$9.96
Class R3: Net assets	$3,397,344	$3,710,297	$4,377,506	$5,628,230	$1,124,118
Shares outstanding	319,979	349,801	416,576	540,745	113,075
Net asset value, offering and redemption price per share	$10.62	$10.61	$10.51	$10.41	$9.94
Class R4: Net assets	$747,054	$1,408,127	$891,407	$159,831	$445,462
Shares outstanding	70,286	132,438	84,789	15,330	44,688
Net asset value, offering and redemption price per share	$10.63	$10.63	$10.51	$10.43	$9.97
Class R5: Net assets	$5,557,059	$2,098,716	$6,514,818	$1,662,260	$1,084,564
Shares outstanding	521,857	197,351	617,799	159,074	108,680
Net asset value, offering and redemption price per share	$10.65	$10.63	$10.55	$10.45	$9.98
Class R6: Net assets	$6,446,470	$9,211,477	$7,359,843	$4,405,939	$3,148,731
Shares outstanding	605,781	866,652	698,727	421,478	315,283
Net asset value, offering and redemption price per share	$10.64	$10.63	$10.53	$10.45	$9.99
Class 1: Net assets	$1,013,152,342	$1,147,492,246	$1,004,587,088	$592,172,841	$353,913,507
Shares outstanding	95,148,277	107,891,909	95,308,558	56,680,084	35,441,395
Net asset value, offering and redemption price per share	$10.65	$10.64	$10.54	$10.45	$9.99

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.21	$11.21	$11.08	$10.98	$10.49

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

	Annual report | Retirement Living Portfolios	31
See notes to financial statements

FINANCIAL STATEMENTS

Statements of operations For the year ended 8-31-13

These Statements of operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Retirement	Retirement	Retirement	Retirement
	Living through	Living through	Living through	Living through
	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio

Investment income

Income distributions received from affiliated
underlying funds	$977,538	$7,952,221	$8,043,018	$10,525,188

Expenses

Investment management fees	53,881	372,944	379,515	486,496
Distribution and service fees	49,604	388,872	412,555	517,302
Transfer agent fees	2,493	41,030	45,168	54,346
Accounting and legal services fees	11,672	81,608	82,627	105,691
State registration fees	114,286	98,931	99,188	100,546
Professional fees	36,998	50,573	50,639	53,939
Printing and postage	2,693	5,820	6,109	6,304
Custodian fees	12,000	12,000	12,000	12,000
Trustees’ fees	911	7,223	7,302	9,386
Registration and filing fees	41,500	29,636	29,981	31,077
Other	6,409	8,210	8,194	8,713

Total expenses before reductions and
amounts recaptured	332,447	1,096,847	1,133,278	1,385,800

Net expense reductions and amounts recaptured	(180,986)	(100,925)	(102,343)	(103,362)
Total expenses	151,461	995,922	1,030,935	1,282,438

Net investment income	826,077	6,956,299	7,012,083	9,242,750

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	1,617,368	9,358,655	8,833,455	10,974,665
Capital gain distributions received from affiliated
underlying funds	611,102	5,085,179	5,143,595	6,575,461
	2,228,470	14,443,834	13,977,050	17,550,126
Change in net unrealized appreciation
(depreciation) of
Investments in affiliated underlying funds	8,563,672	66,483,751	68,171,908	86,243,892

Net realized and unrealized gain (loss)	10,792,142	80,927,585	82,148,958	103,794,018

Increase in net assets from operations	$11,618,219	$87,883,884	$89,161,041	$113,036,768

32	Retirement Living Portfolios | Annual report
See notes to financial statements

FINANCIAL STATEMENTS

Statements of operations For the year ended 8-31-13

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Living through	Living through	Living through	Living through	Living through
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio

Investment income

Income distributions received from affiliated
underlying funds	$15,116,044	$20,603,270	$22,207,123	$15,900,256	$11,523,489

Expenses

Investment management fees	605,419	693,127	626,101	388,400	251,880
Distribution and service fees	649,460	745,764	687,380	464,353	299,804
Transfer agent fees	74,180	86,462	83,507	67,340	53,714
Accounting and legal services fees	131,692	150,524	136,194	84,710	55,074
State registration fees	99,998	103,291	100,733	100,160	99,327
Professional fees	57,229	59,236	56,518	49,506	45,708
Printing and postage	7,078	8,041	7,541	6,640	4,909
Custodian fees	12,000	12,000	12,000	12,000	12,000
Trustees’ fees	11,728	13,488	12,321	7,767	5,155
Registration and filing fees	27,713	30,818	26,956	23,130	21,266
Other	9,352	9,772	9,491	8,183	6,647

Total expenses before reductions and
amounts recaptured	1,685,849	1,912,523	1,758,742	1,212,189	855,484

Net expense reductions and amounts recaptured	(101,249)	(105,265)	(102,684)	(99,567)	(97,450)
Total expenses	1,584,600	1,807,258	1,656,058	1,112,622	758,034

Net investment income	13,531,444	18,796,012	20,551,065	14,787,634	10,765,455

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	13,117,813	13,670,313	15,206,375	9,229,456	9,329,262
Capital gain distributions received from affiliated
underlying funds	8,064,399	8,668,381	7,723,345	4,786,610	3,272,265
	21,182,212	22,338,694	22,929,720	14,016,066	12,601,527
Change in net unrealized appreciation
(depreciation) of
Investments in affiliated underlying funds	98,308,261	96,971,202	64,014,331	27,963,199	8,664,491

Net realized and unrealized gain (loss)	119,490,473	119,309,896	86,944,051	41,979,265	21,266,018

Increase in net assets from operations	$133,021,917	$138,105,908	$107,495,116	$56,766,899	$32,031,473

	Annual report | Retirement Living Portfolios	33
See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Portfolios’ net assets have changed during the last two periods. They reflect income less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Retirement Living		Retirement Living		Retirement Living
	through 2050 Portfolio		through 2045 Portfolio		through 2040 Portfolio

	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	8-31-13	8-31-12	8-31-13	8-31-12	8-31-13	8-31-12

Increase (decrease) in net assets

From operations
Net investment income	$826,077	$227,432	$6,956,299	$6,261,971	$7,012,083	$6,119,687
Net realized gain (loss)	2,228,470	464,746	14,443,834	38,042,570	13,977,050	36,126,087
Change in net unrealized appreciation	8,563,672	2,039,022	66,483,751	656,104	68,171,908	2,259,752
(depreciation)
Increase in net assets resulting
from operations	11,618,219	2,731,200	87,883,884	44,960,645	89,161,041	44,505,526

Distributions to shareholders

From net investment income
Class A	(6,895)	—	(169,103)	(99,170)	(181,590)	(107,281)
Class R1	(537)	—	(9,525)	(8,754)	(11,980)	(10,712)
Class R2	(1,044)	—	(858)	—	(1,066)	—
Class R3	(635)	—	(8,075)	(7,054)	(19,388)	(18,911)
Class R4	(1,035)	—	(7,126)	(5,554)	(5,686)	(4,065)
Class R5	(1,336)	—	(22,907)	(13,429)	(44,776)	(20,698)
Class R6	(2,382)	—	(8,917)	(1,321)	(7,720)	(1,317)
Class 1	(817,263)	(204,747)	(6,892,075)	(5,881,017)	(6,894,093)	(5,723,133)
From net realized gain
Class A	(11,997)	—	(1,153,753)	(75,427)	(1,125,828)	(81,811)
Class R1	(1,372)	—	(91,498)	(8,254)	(104,623)	(10,138)
Class R2	(1,815)	—	(5,853)	—	(6,607)	—
Class R3	(1,366)	—	(66,679)	(5,734)	(145,530)	(15,419)
Class R4	(1,365)	—	(37,699)	(3,359)	(27,326)	(2,463)
Class R5	(1,478)	—	(102,720)	(6,211)	(182,351)	(9,581)
Class R6	(2,533)	—	(39,087)	(611)	(30,510)	(610)
Class 1	(904,290)	(102,817)	(31,143,700)	(2,830,805)	(28,293,893)	(2,757,661)

Total distributions	(1,757,343)	(307,564)	(39,759,575)	(8,946,700)	(37,082,967)	(8,763,800)
From Fund share transactions	65,886,628	43,706,986	69,145,047	57,346,274	83,853,430	68,046,331

Total increase	75,747,504	46,130,622	117,269,356	93,360,219	135,931,504	103,788,057

Net assets

Beginning of year	52,521,841	6,391,219	550,274,483	456,914,264	549,840,612	446,052,555

End of year	$128,269,345	$52,521,841	$667,543,839	$550,274,483	$685,772,116	$549,840,612

Undistributed net investment
income (loss)	$17,963	$22,812	$170,155	$329,403	$156,877	$308,161

34	Retirement Living Portfolios | Annual report
See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

Continued

	Retirement Living		Retirement Living		Retirement Living
	through 2035 Portfolio		through 2030 Portfolio		through 2025 Portfolio

	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	8-31-13	8-31-12	8-31-13	8-31-12	8-31-13	8-31-12

Increase (decrease) in net assets

From operations
Net investment income	$9,242,750	$7,991,095	$13,531,444	$12,170,585	$18,796,012	$17,263,682
Net realized gain	17,550,126	46,464,677	21,182,212	57,922,074	22,338,694	64,733,656
Change in net unrealized appreciation	86,243,892	3,219,816	98,308,261	3,747,688	96,971,202	4,428,869
(depreciation)
Increase in net assets resulting
from operations	113,036,768	57,675,588	133,021,917	73,840,347	138,105,908	86,426,207

Distributions to shareholders

From net investment income
Class A	(218,307)	(141,216)	(382,701)	(244,919)	(574,203)	(371,076)
Class R1	(15,825)	(14,630)	(25,952)	(19,980)	(34,839)	(31,480)
Class R2	(850)	—	(1,320)	—	(2,547)	—
Class R3	(17,508)	(13,392)	(28,845)	(22,866)	(40,579)	(38,813)
Class R4	(10,471)	(9,921)	(7,040)	(8,754)	(23,327)	(15,188)
Class R5	(47,256)	(14,386)	(106,859)	(35,742)	(154,881)	(67,970)
Class R6	(11,207)	(1,325)	(13,618)	(1,509)	(17,508)	(1,846)
Class 1	(8,919,369)	(7,483,861)	(12,904,919)	(10,872,087)	(17,514,879)	(15,396,402)
From net realized gain
Class A	(1,256,026)	(107,119)	(1,533,447)	(141,273)	(1,496,030)	(144,739)
Class R1	(128,693)	(13,743)	(134,635)	(13,660)	(111,376)	(13,893)
Class R2	(4,885)	—	(5,290)	—	(6,686)	—
Class R3	(122,187)	(11,653)	(133,855)	(14,724)	(118,928)	(16,411)
Class R4	(46,613)	(5,989)	(22,980)	(4,178)	(51,290)	(5,129)
Class R5	(178,131)	(6,647)	(303,772)	(13,553)	(302,753)	(19,112)
Class R6	(40,988)	(612)	(37,500)	(572)	(33,479)	(519)
Class 1	(33,621,396)	(3,598,593)	(37,407,201)	(4,269,034)	(34,428,342)	(4,453,367)

Total distributions	(44,639,712)	(11,423,087)	(53,049,934)	(15,662,851)	(54,911,647)	(20,575,945)
From Fund share transactions	98,393,016	79,494,745	100,969,071	92,606,571	91,261,467	116,492,830

Total increase	166,790,072	125,747,246	180,941,054	150,784,067	174,455,728	182,343,092

Net assets

Beginning of year	709,681,916	583,934,670	901,331,014	750,546,947	1,047,075,192	864,732,100

End of year	$876,471,988	$709,681,916	$1,082,272,068	$901,331,014	$1,221,530,920	$1,047,075,192

Undistributed net investment
income (loss)	$434,077	$428,279	$1,971,127	$1,905,811	$4,647,366	$4,209,631

	Annual report | Retirement Living Portfolios	35
See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

Continued

	Retirement Living		Retirement Living		Retirement Living
	through 2020 Portfolio		through 2015 Portfolio		through 2010 Portfolio

	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	8-31-13	8-31-12	8-31-13	8-31-12	8-31-13	8-31-12

Increase (decrease) in net assets

From operations
Net investment income	$20,551,065	$20,053,716	$14,787,634	$15,879,472	$10,765,455	$13,082,726
Net realized gain	22,929,720	66,022,399	14,016,066	44,254,291	12,601,527	32,561,954
Change in net unrealized appreciation	64,014,331	(4,413,558)	27,963,199	(6,030,483)	8,664,491	(6,267,299)
(depreciation)
Increase (decrease) in net assets
resulting from operations	107,495,116	81,662,557	56,766,899	54,103,280	32,031,473	39,377,381

Distributions to shareholders

From net investment income
Class A	(687,680)	(543,673)	(688,224)	(551,553)	(648,860)	(485,487)
Class R1	(44,541)	(41,672)	(26,566)	(36,362)	(8,074)	(9,447)
Class R2	(1,718)	—	(2,147)	—	(2,422)	—
Class R3	(65,305)	(60,472)	(106,288)	(99,814)	(34,262)	(57,755)
Class R4	(13,356)	(14,621)	(1,500)	(3,501)	(11,189)	(9,377)
Class R5	(221,192)	(102,087)	(129,795)	(44,974)	(116,233)	(94,635)
Class R6	(9,464)	(2,316)	(15,368)	(2,809)	(2,999)	(3,361)
Class 1	(19,022,412)	(18,226,043)	(13,878,950)	(14,802,494)	(10,487,113)	(13,203,532)
From net realized gain
Class A	(1,395,024)	(154,011)	(619,062)	(116,469)	(1,666,045)	(69,662)
Class R1	(106,048)	(12,907)	(27,210)	(8,226)	(23,145)	(1,432)
Class R2	(3,504)	—	(1,931)	—	(6,221)	—
Class R3	(145,382)	(18,164)	(103,141)	(22,056)	(93,849)	(8,594)
Class R4	(23,723)	(3,718)	(1,203)	(679)	(26,015)	(1,256)
Class R5	(354,340)	(22,511)	(95,759)	(7,771)	(251,259)	(11,524)
Class R6	(14,882)	(511)	(11,117)	(485)	(6,393)	(409)
Class 1	(30,613,869)	(4,110,255)	(10,239,504)	(2,605,084)	(22,669,689)	(1,632,625)

Total distributions	(52,722,440)	(23,312,961)	(25,947,765)	(18,302,277)	(36,053,768)	(15,589,096)
From Portfolio share transactions	59,266,237	81,438,089	(8,627,058)	27,311,658	(26,356,269)	(42,190,690)

Total increase (decrease)	114,038,913	139,787,685	22,192,076	63,112,661	(30,378,564)	(18,402,405)

Net assets

Beginning of period	966,038,426	826,250,741	626,498,961	563,386,300	426,108,710	444,511,115

End of period	$1,080,077,339	$966,038,426	$648,691,037	$626,498,961	$395,730,146	$426,108,710

Undistributed net investment
income	$6,608,018	$6,119,460	$5,312,287	$5,371,558	$4,012,041	$4,556,692

36	Retirement Living Portfolios | Annual report
See notes to financial statements

Financial Statements

Financial highlights

These Financial highlights show how each Portfolio’s net asset value for a share has changed since the end of the previous period.

Retirement Living through 2050 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2013	9.51	0.04	1.39	1.43	(0.08)	(0.13)	—	(0.21)	10.73	15.21	2.15	0.61	0.42	2,264	16
08-31-2012[6]	9.52	(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11)[7]	7.08[8]	0.61[8]	(0.16)[7]	503	67[9]

CLASS R1

08-31-2013	9.50	0.02	1.38	1.40	(0.05)	(0.13)	—	(0.18)	10.72	14.95	12.87	0.86	0.23	183	16
08-31-2012[6]	9.52	(0.03)	0.01	(0.02)	—	—	—	—	9.50	(0.21)[7]	17.28[8]	0.86[8]	(0.28)[7]	100	67[9]

CLASS R2

08-31-2013	9.51	0.07	1.36	1.43	(0.08)	(0.13)	—	(0.21)	10.73	15.21	11.95	0.61	0.71	155	16
08-31-2012[6]	9.52	(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11)[7]	16.97[8]	0.61[8]	(0.15)[7]	100	67[9]

CLASS R3

08-31-2013	9.50	0.06	1.36	1.42	(0.06)	(0.13)	—	(0.19)	10.73	15.17	15.81	0.76	0.55	113	16
08-31-2012[6]	9.52	(0.02)	—	(0.02)	—	—	—	—	9.50	(0.21)[7]	17.31[8]	0.76[8]	(0.23)[7]	100	67[9]

CLASS R4

08-31-2013	9.52	0.10	1.36	1.46	(0.10)	(0.13)	—	(0.23)	10.75	15.59	15.54	0.36	0.95	113	16
08-31-2012[6]	9.52	—[10]	—	—[10]	—	—	—	—	9.52	—[7]	17.05[8]	0.41[8]	(0.05)[7]	100	67[9]

CLASS R5

08-31-2013	9.53	0.02	1.46	1.48	(0.12)	(0.13)	—	(0.25)	10.76	15.79	2.67	0.16	0.23	985	16
08-31-2012[6]	9.52	0.01	—	0.01	—	—	—	—	9.53	0.11[7]	16.34[8]	0.16[8]	0.07[7]	108	67[9]

CLASS R6

08-31-2013	9.53	0.12	1.37	1.49	(0.13)	(0.13)	—	(0.26)	10.76	15.85	8.30	0.11	1.17	253	16
08-31-2012[6]	9.52	0.01	—	0.01	—	—	—	—	9.53	0.11[7]	16.75[8]	0.11[8]	0.10[7]	100	67[9]

CLASS 1

08-31-2013	9.53	0.10	1.38	1.48	(0.12)	(0.13)	—	(0.25)	10.76	15.79	0.23	0.16	0.94	124,203	16
08-31-2012	8.88	0.08	0.73	0.81	(0.11)	(0.05)	—	(0.16)	9.53	9.25	0.42	0.16	0.86	51,411	67
08-31-2011[11]	10.00	—[10]	(1.12)	(1.12)	—	—	—	—	8.88	(11.20)[7]	4.97[8]	0.16[8]	(0.01)[8]	6,391	4

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.50%–1.29%, 0.51%–1.47% and 0.48%–1.14% for the periods ended 8-31-13, 8-31-12 and 8-31-11, respectively.
6 The inception date for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares is 3-1-12.
7 Not annualized.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
10 Less than $0.005 per share.
11 The inception date for Class 1 shares is 4-29-11.

See notes to financial statements	Annual report | Retirement Living Portfolios	37

Financial highlights

Continued

Retirement Living through 2045 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2013	9.88	0.06	1.38	1.44	(0.09)	(0.58)	—	(0.67)	10.65	15.25	0.65	0.59	0.62	28,714	15
08-31-2012	9.22	0.07	0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.88	8.72	0.75	0.59	0.74	17,140	70
08-31-2011	8.11	0.05	1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.22	15.37	0.78	0.59	0.53	10,641	16
08-31-2010	7.76	0.07	0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.11	6.00	0.85	0.60[6]	0.87	6,026	19
08-31-2009	9.56	0.06	(1.69)	(1.63)	(0.08)	(0.09)	—	(0.17)	7.76	(16.60)	1.90	0.63	0.86	3,488	22

CLASS R1

08-31-2013	9.86	0.06	1.34	1.40	(0.06)	(0.58)	—	(0.64)	10.62	14.89	1.80	0.84	0.54	1,163	15
08-31-2012	9.21	0.07	0.70	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.45	2.05	0.81	0.75	1,254	70
08-31-2011	8.10	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23	2.27	0.74	0.40	1,063	16
08-31-2010	7.75	0.07	0.39	0.46	(0.08)	(0.03)	—	(0.11)	8.10	5.88	1.65	0.75[7]	0.78	721	19
08-31-2009	9.52	0.06	(1.69)	(1.63)	(0.05)	(0.09)	—	(0.14)	7.75	(16.72)	5.27	0.86	0.87	616	22

CLASS R2

08-31-2013	9.90	0.05	1.39	1.44	(0.09)	(0.58)	—	(0.67)	10.67	15.22	11.95	0.59	0.50	293	15
08-31-2012[8]	9.92	(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20)[9]	16.78[10]	0.59[10]	(0.15)[9]	100	70[11]

CLASS R3

08-31-2013	9.87	0.05	1.36	1.41	(0.07)	(0.58)	—	(0.65)	10.63	14.99	1.90	0.74	0.53	1,332	15
08-31-2012	9.22	0.06	0.72	0.78	(0.07)	(0.06)	—	(0.13)	9.87	8.55	2.20	0.71	0.68	1,102	70
08-31-2011	8.10	0.05	1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.22	15.46	2.59	0.64	0.49	943	16
08-31-2010	7.76	0.07	0.39	0.46	(0.09)	(0.03)	—	(0.12)	8.10	5.83	2.47	0.65[7]	0.84	570	19
08-31-2009	9.53	0.06	(1.68)	(1.62)	(0.06)	(0.09)	—	(0.15)	7.76	(16.58)	6.51	0.76	0.95	259	22

CLASS R4

08-31-2013	9.90	0.10	1.36	1.46	(0.11)	(0.58)	—	(0.69)	10.67	15.50	2.41	0.34	0.92	812	15
08-31-2012	9.25	0.09	0.71	0.80	(0.09)	(0.06)	—	(0.15)	9.90	8.81	2.75	0.40	0.95	677	70
08-31-2011	8.13	0.06	1.22	1.28	(0.09)	(0.07)	—	(0.16)	9.25	15.66	3.75	0.39	0.67	498	16
08-31-2010	7.78	0.07	0.42	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.17	3.79	0.40[7]	0.82	283	19
08-31-2009	9.57	0.08	(1.70)	(1.62)	(0.08)	(0.09)	—	(0.17)	7.78	(16.35)	6.09	0.48	1.10	324	22

CLASS R5

08-31-2013	9.94	0.15	1.34	1.49	(0.13)	(0.58)	—	(0.71)	10.72	15.78	1.11	0.14	1.43	1,023	15
08-31-2012	9.28	0.12	0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.24	1.47	0.13	1.27	1,633	70
08-31-2011	8.16	0.11	1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92	2.72	0.09	1.10	534	16
08-31-2010	7.80	0.13	0.39	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.55	3.49	0.10[7]	1.50	218	19
08-31-2009	9.61	0.11	(1.72)	(1.61)	(0.11)	(0.09)	—	(0.20)	7.80	(16.12)	7.40	0.19	1.60	216	22

CLASS R6

08-31-2013	9.93	0.09	1.39	1.48	(0.13)	(0.58)	—	(0.71)	10.70	15.72	1.22	0.09	0.87	1,885	15
08-31-2012[12]	9.27	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.25	16.83	0.09	1.35	107	70

CLASS 1

08-31-2013	9.93	0.12	1.37	1.49	(0.13)	(0.58)	—	(0.71)	10.71	15.78	0.14	0.14	1.14	632,322	15
08-31-2012	9.27	0.12	0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19	0.15	0.14	1.25	528,261	70
08-31-2011	8.15	0.10	1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89	0.15	0.14	1.05	443,236	16
08-31-2010	7.80	0.11	0.39	0.50	(0.12)	(0.03)	—	(0.15)	8.15	6.38	0.16	0.15	1.32	309,787	19
08-31-2009	9.61	0.10	(1.70)	(1.60)	(0.12)	(0.09)	—	(0.21)	7.80	(16.06)	0.19	0.19	1.40	190,278	22

38	Retirement Living Portfolios | Annual report	See notes to financial statements

Financial highlights

Continued

Retirement Living through 2045 Portfolio continued

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17% and 0.49%–1.31% for the periods ended 8-31-13, 8-31-12, 8-31-11, 8-31-10 and 8-31-09, respectively.
6 Includes small account fee credits of 0.02% of average net assets.
7 Includes the impact of expense recapture which amounted to 0.08%, 0.07%, 0.17% and 0.17% of average net assets for Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
8 The inception date for Class R2 shares is 3-1-12.
9 Not annualized.
10 Annualized.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 The inception date for Class R6 Shares is 9-1-11.

Retirement Living through 2040 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2013	9.89	0.07	1.36	1.43	(0.08)	(0.53)	—	(0.61)	10.71	15.13	0.64	0.59	0.63	30,120	14
08-31-2012	9.23	0.07	0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.89	8.71	0.73	0.60	0.75	18,146	69
08-31-2011	8.12	0.05	1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.23	15.35	0.76	0.59	0.51	12,218	16
08-31-2010	7.77	0.08	0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.12	6.00	0.74	0.60[6,7]	0.91	6,843	20
08-31-2009	9.56	0.06	(1.67)	(1.61)	(0.08)	(0.10)	—	(0.18)	7.77	(16.33)	1.61	0.63	0.90	4,434	20

CLASS R1

08-31-2013	9.86	0.05	1.37	1.42	(0.06)	(0.53)	—	(0.59)	10.69	15.00	1.58	0.84	0.51	1,985	14
08-31-2012	9.21	0.06	0.71	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.44	1.72	0.82	0.67	1,846	69
08-31-2011	8.10	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23	2.02	0.74	0.41	1,142	16
08-31-2010	7.76	0.06	0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.10	5.75	1.34	0.75[7]	0.70	1,190	20
08-31-2009	9.53	0.07	(1.69)	(1.62)	(0.05)	(0.10)	—	(0.15)	7.76	(16.54)	4.57	0.85	0.98	728	20

CLASS R2

08-31-2013	9.90	0.05	1.39	1.44	(0.08)	(0.53)	—	(0.61)	10.73	15.21	9.52	0.59	0.51	312	14
08-31-2012[8]	9.92	(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20)[9]	16.77[10]	0.60[10]	(0.15)[9]	100	69[11]

CLASS R3

08-31-2013	9.86	0.05	1.37	1.42	(0.07)	(0.53)	—	(0.60)	10.68	15.01	1.23	0.74	0.51	3,235	14
08-31-2012	9.21	0.07	0.71	0.78	(0.07)	(0.06)	—	(0.13)	9.86	8.56	1.32	0.71	0.71	2,766	69
08-31-2011	8.10	0.05	1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.21	15.34	1.43	0.64	0.47	2,763	16
08-31-2010	7.75	0.08	0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.10	5.97	1.25	0.65[7]	0.90	1,547	20
08-31-2009	9.53	0.08	(1.70)	(1.62)	(0.06)	(0.10)	—	(0.16)	7.75	(16.52)	1.96	0.76	1.14	1,271	20

CLASS R4

08-31-2013	9.90	0.09	1.38	1.47	(0.11)	(0.53)	—	(0.64)	10.73	15.51	2.71	0.34	0.84	763	14
08-31-2012	9.24	0.09	0.72	0.81	(0.09)	(0.06)	—	(0.15)	9.90	8.93	3.78	0.40	1.00	505	69
08-31-2011	8.13	0.09	1.18	1.27	(0.09)	(0.07)	—	(0.16)	9.24	15.54	8.19	0.39	0.95	162	16
08-31-2010	7.78	0.04	0.45	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.18	6.62	0.40[7]	0.53	156	20
08-31-2009	9.58	0.08	(1.69)	(1.61)	(0.09)	(0.10)	—	(0.19)	7.78	(16.28)	6.79	0.48	1.21	253	20

See notes to financial statements	Annual report | Retirement Living Portfolios	39

Financial highlights

Continued

Retirement Living through 2040 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R5

08-31-2013	9.94	0.11	1.38	1.49	(0.13)	(0.53)	—	(0.66)	10.77	15.67	0.51	0.14	1.03	4,126	14
08-31-2012	9.28	0.10	0.74	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.23	0.92	0.14	1.10	3,371	69
08-31-2011	8.16	0.11	1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92	1.89	0.09	1.11	900	16
08-31-2010	7.80	0.14	0.38	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.56	1.52	0.10[7]	1.64	456	20
08-31-2009	9.62	0.12	(1.73)	(1.61)	(0.11)	(0.10)	—	(0.21)	7.80	(16.05)	2.54	0.19	1.80	561	20

CLASS R6

08-31-2013	9.93	0.07	1.42	1.49	(0.13)	(0.53)	—	(0.66)	10.76	15.73	1.12	0.09	0.69	2,168	14
08-31-2012[12]	9.27	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.24	16.85	0.10	1.35	107	69

CLASS 1

08-31-2013	9.93	0.12	1.37	1.49	(0.12)	(0.53)	—	(0.65)	10.77	15.78	0.14	0.14	1.14	643,062	14
08-31-2012	9.27	0.12	0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19	0.15	0.15	1.25	523,000	69
08-31-2011	8.15	0.10	1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89	0.15	0.14	1.06	428,868	16
08-31-2010	7.79	0.11	0.40	0.51	(0.12)	(0.03)	—	(0.15)	8.15	6.52	0.16	0.15	1.34	311,176	20
08-31-2009	9.62	0.10	(1.71)	(1.61)	(0.12)	(0.10)	—	(0.22)	7.79	(16.09)	0.18	0.18	1.46	197,012	20

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17% and 0.49%–1.31% for the periods ended 8-31-13, 8-31-12, 8-31-11, 8-31-10 and 8-31-09, respectively.
6 Includes small account fee credits of 0.01% of average net assets.
7 Includes the impact of expense recapture which amounted to: 0.01%, 0.03%, less than 0.005%, 0.31% and 0.05% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively. See Note 4.
8 The inception date for Class R2 shares is 3-1-12.
9 Not annualized.
10 Annualized.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2035 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2013	9.92	0.07	1.36	1.43	(0.09)	(0.48)	—	(0.57)	10.78	15.04	0.63	0.59	0.66	37,108	15
08-31-2012	9.26	0.07	0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.92	8.69	0.70	0.59	0.74	23,816	70
08-31-2011	8.14	0.05	1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.26	15.45	0.71	0.59	0.56	15,711	17
08-31-2010	7.79	0.07	0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.14	6.00	0.70	0.60[6,7]	0.88	8,883	20
08-31-2009	9.61	0.07	(1.70)	(1.63)	(0.08)	(0.11)	—	(0.19)	7.79	(16.39)	1.29	0.62	1.06	5,950	20

40	Retirement Living Portfolios | Annual report	See notes to financial statements

Financial highlights

Continued

Retirement Living through 2035 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R1

08-31-2013	9.90	0.06	1.33	1.39	(0.06)	(0.48)	—	(0.54)	10.75	14.68	1.46	0.84	0.61	2,400	15
08-31-2012	9.24	0.06	0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.90	8.54	1.51	0.81	0.66	2,475	70
08-31-2011	8.13	0.05	1.19	1.24	(0.06)	(0.07)	—	(0.13)	9.24	15.19	1.61	0.74	0.47	1,827	17
08-31-2010	7.79	0.06	0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.13	5.74	1.32	0.75[6]	0.75	1,453	20
08-31-2009	9.58	0.08	(1.71)	(1.63)	(0.05)	(0.11)	—	(0.16)	7.79	(16.50)	4.49	0.84	1.13	647	20

CLASS R2

08-31-2013	9.94	0.08	1.36	1.44	(0.09)	(0.48)	—	(0.57)	10.81	15.10	14.91	0.59	0.77	111	15
08-31-2012[8]	9.96	(0.01)	(0.01)	(0.02)	—	—	—	—	9.94	(0.20)[9]	16.77[10]	0.59[10]	(0.14)[9]	100	70[11]

CLASS R3

08-31-2013	9.91	0.06	1.35	1.41	(0.07)	(0.48)	—	(0.55)	10.77	14.88	1.29	0.74	0.57	2,382	15
08-31-2012	9.25	0.06	0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.91	8.59	1.45	0.73	0.63	2,376	70
08-31-2011	8.14	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.25	15.22	1.58	0.69	0.41	1,967	17
08-31-2010	7.79	0.05	0.42	0.47	(0.09)	(0.03)	—	(0.12)	8.14	5.91	1.53	0.70[6]	0.59	1,167	20
08-31-2009	9.59	0.06	(1.69)	(1.63)	(0.06)	(0.11)	—	(0.17)	7.79	(16.47)	4.47	0.77	0.84	451	20

CLASS R4

08-31-2013	9.96	0.10	1.36	1.46	(0.11)	(0.48)	—	(0.59)	10.83	15.36	1.78	0.34	0.93	1,145	15
08-31-2012	9.30	0.10	0.71	0.81	(0.09)	(0.06)	—	(0.15)	9.96	8.89	1.82	0.40	1.02	1,146	70
08-31-2011	8.18	0.08	1.20	1.28	(0.09)	(0.07)	—	(0.16)	9.30	15.58	1.95	0.39	0.77	957	17
08-31-2010	7.81	0.04	0.47	0.51	(0.11)	(0.03)	—	(0.14)	8.18	6.43	2.65	0.40[6]	0.47	574	20
08-31-2009	9.63	0.07	(1.69)	(1.62)	(0.09)	(0.11)	—	(0.20)	7.81	(16.24)	9.27	0.47	1.06	182	20

CLASS R5

08-31-2013	9.97	0.17	1.31	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.57	0.68	0.14	1.61	1,411	15
08-31-2012	9.31	0.09	0.75	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22	1.09	0.13	0.97	3,543	70
08-31-2011	8.19	0.12	1.19	1.31	(0.12)	(0.07)	—	(0.19)	9.31	15.88	1.60	0.09	1.23	742	17
08-31-2010	7.83	0.16	0.36	0.52	(0.13)	(0.03)	—	(0.16)	8.19	6.55	2.52	0.10[6]	1.93	281	20
08-31-2009	9.67	0.11	(1.72)	(1.61)	(0.12)	(0.11)	—	(0.23)	7.83	(16.01)	7.18	0.17	1.61	199	20

CLASS R6

08-31-2013	9.97	0.07	1.41	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.62	0.70	0.09	0.70	3,720	15
08-31-2012[12]	9.31	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22	16.85	0.09	1.36	107	70

CLASS 1

08-31-2013	9.97	0.12	1.36	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.57	0.14	0.14	1.17	828,194	15
08-31-2012	9.31	0.12	0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.17	0.14	0.14	1.26	676,119	70
08-31-2011	8.18	0.10	1.21	1.31	(0.11)	(0.07)	—	(0.18)	9.31	15.97	0.14	0.14	1.07	562,731	17
08-31-2010	7.83	0.12	0.39	0.51	(0.13)	(0.03)	—	(0.16)	8.18	6.38	0.15	0.15	1.36	413,289	20
08-31-2009	9.68	0.10	(1.72)	(1.62)	(0.12)	(0.11)	—	(0.23)	7.83	(16.02)	0.17	0.17	1.49	272,778	20

See notes to financial statements	Annual report | Retirement Living Portfolios	41

Financial highlights

Continued

Retirement Living through 2035 Portfolio continued

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17% and 0.49%–1.31% for the years ended 8-31-13, 8-31-12, 8-31-11, 8-31-10 and 8-31-09, respectively.
6 Includes the impact of expense recapture which amounted to 0.01%, 0.03%, 0.03%, 0.12% and 0.12% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10.
7 Includes small account fee credits of 0.01% of average net assets.
8 The inception date for Class R2 shares is 3-1-12.
9 Not annualized.
10 Annualized.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2030 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2013	9.85	0.09	1.25	1.34	(0.11)	(0.43)	—	(0.54)	10.65	14.11	0.61	0.58	0.86	49,497	15
08-31-2012	9.21	0.10	0.68	0.78	(0.09)	(0.05)	—	(0.14)	9.85	8.66	0.68	0.59	1.02	32,160	69
08-31-2011	8.13	0.07	1.16	1.23	(0.08)	(0.07)	—	(0.15)	9.21	15.09	0.66	0.59	0.72	23,069	19
08-31-2010	7.76	0.09	0.40	0.49	(0.09)	(0.03)	—	(0.12)	8.13	6.31	0.66	0.59[6]	1.04	14,723	21
08-31-2009	9.57	0.08	(1.70)	(1.62)	(0.08)	(0.11)	—	(0.19)	7.76	(16.36)	1.06	0.61	1.13	9,351	23

CLASS R1

08-31-2013	9.81	0.08	1.23	1.31	(0.08)	(0.43)	—	(0.51)	10.61	13.88	1.32	0.83	0.74	2,908	15
08-31-2012	9.17	0.08	0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.81	8.53	1.44	0.81	0.83	2,742	69
08-31-2011	8.10	0.06	1.15	1.21	(0.07)	(0.07)	—	(0.14)	9.17	14.86	1.47	0.74	0.59	2,240	19
08-31-2010	7.74	0.07	0.40	0.47	(0.08)	(0.03)	—	(0.11)	8.10	6.06	1.16	0.74[6]	0.81	1,812	21
08-31-2009	9.52	0.07	(1.69)	(1.62)	(0.05)	(0.11)	—	(0.16)	7.74	(16.52)	3.04	0.83	1.04	1,245	23

CLASS R2

08-31-2013	9.82	0.04	1.29	1.33	(0.11)	(0.43)	—	(0.54)	10.61	14.04	5.79	0.58	0.37	567	15
08-31-2012[7]	9.80	—[8]	0.02	0.02	—	—	—	—	9.82	0.20[9]	16.01[10]	0.59[10]	(0.01)[9]	100	69[11]

CLASS R3

08-31-2013	9.82	0.08	1.24	1.32	(0.09)	(0.43)	—	(0.52)	10.62	13.98	1.20	0.73	0.79	3,397	15
08-31-2012	9.18	0.08	0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.82	8.58	1.28	0.72	0.88	3,146	69
08-31-2011	8.11	0.05	1.16	1.21	(0.07)	(0.07)	—	(0.14)	9.18	14.90	1.38	0.69	0.57	2,651	19
08-31-2010	7.75	0.06	0.42	0.48	(0.09)	(0.03)	—	(0.12)	8.11	6.10	1.39	0.69[6]	0.67	1,615	21
08-31-2009	9.53	0.08	(1.69)	(1.61)	(0.06)	(0.11)	—	(0.17)	7.75	(16.38)	3.09	0.76	1.12	609	23

CLASS R4

08-31-2013	9.83	0.11	1.25	1.36	(0.13)	(0.43)	—	(0.56)	10.63	14.42	2.72	0.33	1.09	747	15
08-31-2012	9.19	0.12	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.83	8.91	2.36	0.40	1.31	498	69
08-31-2011	8.12	0.04	1.20	1.24	(0.10)	(0.07)	—	(0.17)	9.19	15.19	3.87	0.39	0.42	560	19
08-31-2010	7.76	0.06	0.44	0.50	(0.11)	(0.03)	—	(0.14)	8.12	6.37	5.08	0.39[6]	0.76	106	21
08-31-2009	9.55	0.10	(1.69)	(1.59)	(0.09)	(0.11)	—	(0.20)	7.76	(16.08)	5.43	0.45	1.52	360	23

42	Retirement Living Portfolios | Annual report	See notes to financial statements

Financial highlights

Continued

Retirement Living through 2030 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R5

08-31-2013	9.85	0.15	1.23	1.38	(0.15)	(0.43)	—	(0.58)	10.65	14.62	0.36	0.13	1.43	5,557	15
08-31-2012	9.21	0.11	0.72	0.83	(0.14)	(0.05)	—	(0.19)	9.85	9.24	0.58	0.13	1.18	6,777	69
08-31-2011	8.13	0.12	1.16	1.28	(0.13)	(0.07)	—	(0.20)	9.21	15.61	0.88	0.09	1.29	2,031	19
08-31-2010	7.76	0.15	0.38	0.53	(0.13)	(0.03)	—	(0.16)	8.13	6.76	0.96	0.09[6]	1.82	724	21
08-31-2009	9.57	0.12	(1.71)	(1.59)	(0.11)	(0.11)	—	(0.22)	7.76	(15.88)	1.61	0.17	1.77	979	23

CLASS R6

08-31-2013	9.85	0.07	1.31	1.38	(0.16)	(0.43)	—	(0.59)	10.64	14.57	0.48	0.08	0.66	6,446	15
08-31-2012[12]	9.20	0.15	0.69	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.36	16.91	0.09	1.60	107	69

CLASS 1

08-31-2013	9.85	0.14	1.24	1.38	(0.15)	(0.43)	—	(0.58)	10.65	14.58	0.13	0.13	1.37	1,013,152	15
08-31-2012	9.20	0.14	0.70	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.30	0.14	0.14	1.50	855,802	69
08-31-2011	8.12	0.12	1.15	1.27	(0.12)	(0.07)	—	(0.19)	9.20	15.58	0.14	0.14	1.24	719,995	19
08-31-2010	7.75	0.12	0.41	0.53	(0.13)	(0.03)	—	(0.16)	8.12	6.72	0.15	0.14	1.48	537,945	21
08-31-2009	9.57	0.11	(1.70)	(1.59)	(0.12)	(0.11)	—	(0.23)	7.75	(15.90)	0.16	0.16	1.58	350,658	23

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and 0.49%–1.13% for the periods ended 8-31-13, 8-31-12, 8-31-11, 8-31-10 and 8-31-09, respectively.
6 Includes the impact of expense recapture which amounted to 0.01%, 0.01%, 0.02%, 0.22% and 0.02% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
7 The inception date for Class R2 shares is 3-1-12.
8 Less than $0.005 per share.
9 Not annualized.
10 Annualized.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2025 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2013	9.91	0.12	1.10	1.22	(0.13)	(0.35)	—	(0.48)	10.65	12.71	0.60	0.58	1.18	54,244	17
08-31-2012	9.27	0.13	0.68	0.81	(0.12)	(0.05)	—	(0.17)	9.91	8.93	0.67	0.59	1.36	38,080	66
08-31-2011	8.28	0.10	1.07	1.17	(0.11)	(0.07)	—	(0.18)	9.27	14.09	0.66	0.58	1.06	25,760	22
08-31-2010	7.87	0.12	0.44	0.56	(0.12)	(0.03)	—	(0.15)	8.28	7.02	0.64	0.59[6]	1.37	14,515	22
08-31-2009	9.57	0.11	(1.58)	(1.47)	(0.12)	(0.11)	—	(0.23)	7.87	(14.74)	0.98	0.61	1.59	9,419	25

See notes to financial statements	Annual report | Retirement Living Portfolios	43

Financial highlights

Continued

Retirement Living through 2025 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R1

08-31-2013	9.87	0.10	1.08	1.18	(0.10)	(0.35)	—	(0.45)	10.60	12.38	1.30	0.83	0.99	2,928	17
08-31-2012	9.23	0.12	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.87	8.80	1.41	0.81	1.26	2,646	66
08-31-2011	8.25	0.09	1.06	1.15	(0.10)	(0.07)	—	(0.17)	9.23	13.86	1.53	0.73	0.98	2,214	22
08-31-2010	7.84	0.11	0.44	0.55	(0.11)	(0.03)	—	(0.14)	8.25	6.91	1.21	0.74[6]	1.33	1,771	22
08-31-2009	9.52	0.09	(1.57)	(1.48)	(0.09)	(0.11)	—	(0.20)	7.84	(15.01)	3.27	0.82	1.40	1,197	25

CLASS R2

08-31-2013	9.87	0.10	1.11	1.21	(0.13)	(0.35)	—	(0.48)	10.60	12.64	7.20	0.58	1.00	438	17
08-31-2012[7]	9.81	0.02	0.04	0.06	—	—	—	—	9.87	0.61[8]	17.38[9]	0.59[9]	0.29[8]	101	66[10]

CLASS R3

08-31-2013	9.88	0.11	1.08	1.19	(0.11)	(0.35)	—	(0.46)	10.61	12.47	1.14	0.73	1.04	3,710	17
08-31-2012	9.24	0.12	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.88	8.84	1.21	0.72	1.27	3,650	66
08-31-2011	8.25	0.09	1.07	1.16	(0.10)	(0.07)	—	(0.17)	9.24	14.04	1.27	0.68	0.92	3,068	22
08-31-2010	7.85	0.08	0.46	0.54	(0.11)	(0.03)	—	(0.14)	8.25	6.82	1.26	0.69[6]	0.97	1,937	22
08-31-2009	9.53	0.06	(1.53)	(1.47)	(0.10)	(0.11)	—	(0.21)	7.85	(14.87)	2.11	0.75	0.87	1,381	25

CLASS R4

08-31-2013	9.90	0.16	1.07	1.23	(0.15)	(0.35)	—	(0.50)	10.63	12.89	1.40	0.33	1.52	1,408	17
08-31-2012	9.26	0.14	0.69	0.83	(0.14)	(0.05)	—	(0.19)	9.90	9.17	1.64	0.39	1.46	1,416	66
08-31-2011	8.27	0.12	1.07	1.19	(0.13)	(0.07)	—	(0.20)	9.26	14.32	1.87	0.38	1.23	1,050	22
08-31-2010	7.85	0.11	0.47	0.58	(0.13)	(0.03)	—	(0.16)	8.27	7.35	2.10	0.39[6]	1.32	660	22
08-31-2009	9.55	0.11	(1.58)	(1.47)	(0.12)	(0.11)	—	(0.23)	7.85	(14.68)	7.64	0.45	1.56	260	25

CLASS R5

08-31-2013	9.90	0.23	1.02	1.25	(0.17)	(0.35)	—	(0.52)	10.63	13.11	0.40	0.13	2.21	2,099	17
08-31-2012	9.26	0.16	0.70	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51	0.50	0.12	1.66	8,683	66
08-31-2011	8.27	0.16	1.06	1.22	(0.16)	(0.07)	—	(0.23)	9.26	14.63	0.64	0.08	1.67	3,342	22
08-31-2010	7.86	0.17	0.42	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.48	1.20	0.09[6]	1.97	831	22
08-31-2009	9.57	0.14	(1.59)	(1.45)	(0.15)	(0.11)	—	(0.26)	7.86	(14.38)	4.27	0.16	2.08	339	25

CLASS R6

08-31-2013	9.90	0.09	1.17	1.26	(0.18)	(0.35)	—	(0.53)	10.63	13.16	0.43	0.08	0.88	9,211	17
08-31-2012[11]	9.26	0.18	0.68	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51	18.84	0.09	1.95	107	66

CLASS 1

08-31-2013	9.90	0.17	1.09	1.26	(0.17)	(0.35)	—	(0.52)	10.64	13.21	0.13	0.13	1.65	1,147,492	17
08-31-2012	9.26	0.17	0.68	0.85	(0.16)	(0.05)	—	(0.21)	9.90	9.46	0.14	0.14	1.84	992,393	66
08-31-2011	8.27	0.15	1.06	1.21	(0.15)	(0.07)	—	(0.22)	9.26	14.58	0.14	0.13	1.59	829,297	22
08-31-2010	7.86	0.16	0.43	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.44	0.14	0.14	1.83	631,319	22
08-31-2009	9.58	0.14	(1.59)	(1.45)	(0.16)	(0.11)	—	(0.27)	7.86	(14.37)	0.16	0.16	2.08	428,618	25

44	Retirement Living Portfolios | Annual report	See notes to financial statements

Financial highlights

Continued

Retirement Living through 2025 Portfolio continued

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17% and 0.49%–1.31% for the periods ended 8-31-13, 8-31-12, 8-31-11, 8-31-10 and 8-31-09, respectively.
6 Includes the impact of expense recapture which amounted to 0.01%, 0.01%, 0.01%, 0.08% and 0.04% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10.
7 The inception date for Class R2 shares is 3-1-12.
8 Not annualized.
9 Annualized.
10 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
11 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2020 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2013	10.00	0.16	0.88	1.04	(0.17)	(0.34)	—	(0.51)	10.53	10.71	0.60	0.58	1.50	52,733	18
08-31-2012	9.39	0.17	0.66	0.83	(0.17)	(0.05)	—	(0.22)	10.00	9.03	0.67	0.59	1.78	37,860	63
08-31-2011	8.52	0.16	0.94	1.10	(0.15)	(0.08)	—	(0.23)	9.39	12.87	0.65	0.58	1.61	29,087	24
08-31-2010	8.06	0.17	0.47	0.64	(0.15)	(0.03)	—	(0.18)	8.52	7.91	0.63	0.59[6]	1.92	18,528	23
08-31-2009	9.65	0.14	(1.45)	(1.31)	(0.16)	(0.12)	—	(0.28)	8.06	(12.75)	0.86	0.61	2.06	13,067	26

CLASS R1

08-31-2013	9.97	0.14	0.87	1.01	(0.14)	(0.34)	—	(0.48)	10.50	10.48	1.33	0.83	1.34	2,973	18
08-31-2012	9.37	0.15	0.65	0.80	(0.15)	(0.05)	—	(0.20)	9.97	8.77	1.39	0.81	1.59	2,704	63
08-31-2011	8.51	0.15	0.93	1.08	(0.14)	(0.08)	—	(0.22)	9.37	12.61	1.47	0.73	1.51	2,308	24
08-31-2010	8.04	0.15	0.49	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.92	1.12	0.74[6]	1.77	1,859	23
08-31-2009	9.61	0.15	(1.47)	(1.32)	(0.13)	(0.12)	—	(0.25)	8.04	(13.00)	2.11	0.83	2.14	1,675	26

CLASS R2

08-31-2013	9.98	0.10	0.93	1.03	(0.17)	(0.34)	—	(0.51)	10.50	10.62	5.81	0.58	0.93	640	18
08-31-2012[7]	9.86	0.04	0.08	0.12	—	—	—	—	9.98	1.22[8]	16.59[9]	0.59[9]	0.37[8]	101	63[10]

CLASS R3

08-31-2013	9.98	0.15	0.87	1.02	(0.15)	(0.34)	—	(0.49)	10.51	10.57	1.07	0.73	1.40	4,378	18
08-31-2012	9.38	0.15	0.66	0.81	(0.16)	(0.05)	—	(0.21)	9.98	8.82	1.14	0.72	1.62	4,493	63
08-31-2011	8.51	0.14	0.95	1.09	(0.14)	(0.08)	—	(0.22)	9.38	12.78	1.15	0.68	1.49	3,839	24
08-31-2010	8.04	0.12	0.52	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.96	1.17	0.69[6]	1.38	2,817	23
08-31-2009	9.62	0.16	(1.48)	(1.32)	(0.14)	(0.12)	—	(0.26)	8.04	(12.97)	2.29	0.76	2.37	895	26

CLASS R4

08-31-2013	9.99	0.18	0.87	1.05	(0.19)	(0.34)	—	(0.53)	10.51	10.89	2.25	0.33	1.74	891	18
08-31-2012	9.38	0.19	0.66	0.85	(0.19)	(0.05)	—	(0.24)	9.99	9.27	2.34	0.40	2.01	797	63
08-31-2011	8.51	0.15	0.97	1.12	(0.17)	(0.08)	—	(0.25)	9.38	13.09	5.58	0.39	1.56	466	24
08-31-2010	8.05	0.16	0.50	0.66	(0.17)	(0.03)	—	(0.20)	8.51	8.11	5.26	0.39[6]	1.90	151	23
08-31-2009	9.64	0.16	(1.46)	(1.30)	(0.17)	(0.12)	—	(0.29)	8.05	(12.68)	7.25	0.45	2.24	255	26

See notes to financial statements	Annual report | Retirement Living Portfolios	45

Financial highlights

Continued

Retirement Living through 2020 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R5

08-31-2013	10.02	0.22	0.86	1.08	(0.21)	(0.34)	—	(0.55)	10.55	11.19	0.31	0.13	2.12	6,515	18
08-31-2012	9.41	0.19	0.69	0.88	(0.22)	(0.05)	—	(0.27)	10.02	9.58	0.44	0.13	1.97	10,120	63
08-31-2011	8.53	0.21	0.95	1.16	(0.20)	(0.08)	—	(0.28)	9.41	13.50	0.70	0.08	2.17	3,114	24
08-31-2010	8.06	0.21	0.48	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.50	0.93	0.09[6]	2.44	668	23
08-31-2009	9.66	0.20	(1.48)	(1.28)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)	1.96	0.16	2.92	759	26

CLASS R6

08-31-2013	10.01	0.11	0.96	1.07	(0.21)	(0.34)	—	(0.55)	10.53	11.14	0.46	0.08	1.11	7,360	18
08-31-2012[11]	9.40	0.23	0.65	0.88	(0.22)	(0.05)	—	(0.27)	10.01	9.59	16.95	0.09	2.38	106	63

CLASS 1

08-31-2013	10.01	0.21	0.87	1.08	(0.21)	(0.34)	—	(0.55)	10.54	11.18	0.13	0.13	2.00	1,004,587	18
08-31-2012	9.40	0.22	0.65	0.87	(0.21)	(0.05)	—	(0.26)	10.01	9.53	0.14	0.14	2.27	909,856	63
08-31-2011	8.53	0.20	0.94	1.14	(0.19)	(0.08)	—	(0.27)	9.40	13.33	0.14	0.13	2.11	787,437	24
08-31-2010	8.06	0.20	0.49	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.45	0.14	0.14	2.30	631,670	23
08-31-2009	9.67	0.19	(1.48)	(1.29)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)	0.16	0.16	2.67	420,276	26

1 Recognition of net investment income by the portfolio is affected by the timing46 and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolios was as follows: 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17% and 0.49%–1.31% or the years ended 8-31-13, 8-31-12, 8-31-11, 8-31-10 and 8-31-09, respectively.
6 Includes the impact of expense recapture which amounted to 0.02%, less than 0.005%, 0.01%, 0.28% and 0.02% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
7 The inception date for Class R2 shares is 3-1-12.
8 Not annualized.
9 Annualized.
10 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
11 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2015 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2013	9.96	0.19	0.66	0.85	(0.20)	(0.18)	—	(0.38)	10.43	8.78	0.61	0.59	1.80	43,192	20
08-31-2012	9.39	0.21	0.62	0.83	(0.21)	(0.05)	—	(0.26)	9.96	9.11	0.68	0.59	2.16	31,143	59
08-31-2011	8.66	0.19	0.81	1.00	(0.20)	(0.07)	—	(0.27)	9.39	11.54	0.67	0.59	2.00	22,954	30
08-31-2010	8.17	0.22	0.50	0.72	(0.19)	(0.04)	—	(0.23)	8.66	8.82	0.64	0.59[6]	2.49	13,255	26
08-31-2009	9.66	0.21	(1.36)	(1.15)	(0.21)	(0.13)	—	(0.34)	8.17	(10.91)	1.03	0.61	2.96	8,596	28

46	Retirement Living Portfolios | Annual report	See notes to financial statements

Financial highlights

Continued

Retirement Living through 2015 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R1

08-31-2013	9.93	0.17	0.66	0.83	(0.18)	(0.18)	—	(0.36)	10.40	8.53	1.86	0.84	1.69	1,276	20
08-31-2012	9.37	0.22	0.59	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.85	1.83	0.81	2.32	1,330	59
08-31-2011	8.64	0.20	0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.41	1.78	0.74	2.03	1,618	30
08-31-2010	8.15	0.20	0.51	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.69	1.36	0.74[6]	2.32	1,267	26
08-31-2009	9.62	0.20	(1.35)	(1.15)	(0.19)	(0.13)	—	(0.32)	8.15	(11.15)	5.13	0.83	2.79	762	28

CLASS R2

08-31-2013	9.94	0.16	0.69	0.85	(0.20)	(0.18)	—	(0.38)	10.41	8.79	10.80	0.59	1.53	194	20
08-31-2012[7]	9.76	0.05	0.13	0.18	—	—	—	—	9.94	1.84[8]	16.51[9]	0.59[9]	0.56[9]	102	59[10]

CLASS R3

08-31-2013	9.93	0.18	0.67	0.85	(0.19)	(0.18)	—	(0.37)	10.41	8.75	1.03	0.74	1.73	5,628	20
08-31-2012	9.37	0.20	0.61	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.91	1.08	0.73	2.14	5,485	59
08-31-2011	8.64	0.20	0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.46	1.34	0.69	2.03	2,946	30
08-31-2010	8.15	0.21	0.50	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.74	1.29	0.69[6]	2.40	1,780	26
08-31-2009	9.63	0.20	(1.36)	(1.16)	(0.19)	(0.13)	—	(0.32)	8.15	(11.12)	2.59	0.77	2.81	763	28

CLASS R4

08-31-2013	9.95	0.18	0.71	0.89	(0.23)	(0.18)	—	(0.41)	10.43	9.16	13.15	0.34	1.78	160	20
08-31-2012	9.38	0.24	0.61	0.85	(0.23)	(0.05)	—	(0.28)	9.95	9.34	10.46	0.41	2.51	68	59
08-31-2011	8.65	0.20	0.82	1.02	(0.22)	(0.07)	—	(0.29)	9.38	11.76	11.17	0.39	2.04	158	30
08-31-2010	8.16	0.24	0.50	0.74	(0.21)	(0.04)	—	(0.25)	8.65	9.01	7.11	0.39[6]	2.74	64	26
08-31-2009	9.65	0.21	(1.35)	(1.14)	(0.22)	(0.13)	—	(0.35)	8.16	(10.83)	5.34	0.46	3.00	355	28

CLASS R5

08-31-2013	9.97	0.29	0.62	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.35	0.54	0.14	2.76	1,662	20
08-31-2012	9.41	0.21	0.66	0.87	(0.26)	(0.05)	—	(0.31)	9.97	9.55	0.76	0.13	2.22	5,380	59
08-31-2011	8.67	0.23	0.83	1.06	(0.25)	(0.07)	—	(0.32)	9.41	12.17	1.24	0.09	2.38	1,465	30
08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.41	3.42	0.09[6]	2.81	273	26
08-31-2009	9.67	0.36	(1.48)	(1.12)	(0.25)	(0.13)	—	(0.38)	8.17	(10.53)	5.04	0.20	4.98	103	28

CLASS R6

08-31-2013	9.97	0.16	0.75	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.40	0.65	0.09	1.53	4,406	20
08-31-2012[11]	9.40	0.27	0.61	0.88	(0.26)	(0.05)	—	(0.31)	9.97	9.67	15.61	0.09	2.80	106	59

CLASS 1

08-31-2013	9.97	0.24	0.67	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.35	0.14	0.14	2.32	592,173	20
08-31-2012	9.40	0.26	0.61	0.87	(0.25)	(0.05)	—	(0.30)	9.97	9.61	0.14	0.14	2.70	582,885	59
08-31-2011	8.67	0.25	0.79	1.04	(0.24)	(0.07)	—	(0.31)	9.40	12.00	0.14	0.14	2.59	534,245	30
08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.36	0.14	0.14	2.88	439,994	26
08-31-2009	9.68	0.25	(1.37)	(1.12)	(0.26)	(0.13)	—	(0.39)	8.17	(10.54)	0.16	0.16	3.51	305,171	28

See notes to financial statements	Annual report | Retirement Living Portfolios	47

Financial highlights

Continued

Retirement Living through 2015 Portfolio continued

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, 0.48%–1.17% and 0.49%–1.18% for the periods ended 8-31-13, 8-31-12, 8-31-11, 8-31-10 and 8-31-09, respectively.
6 Includes the impact of expense recapture which amounted to 0.02%, 0.03%, 0.02%, 0.34% and 0.17% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
7 The inception date for Class R2 shares is 3-1-12.
8 Not annualized.
9 Annualized.
10 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
11 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2010 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2013	10.11	0.20	0.51	0.71	(0.24)	(0.61)	—	(0.85)	9.97	7.40	0.63	0.59	2.03	35,013	18
08-31-2012	9.58	0.25	0.59	0.84	(0.27)	(0.04)	—	(0.31)	10.11	9.09	0.71	0.60	2.56	21,845	55
08-31-2011	8.98	0.23	0.69	0.92	(0.26)	(0.06)	—	(0.32)	9.58	10.21	0.70	0.59	2.30	17,032	43
08-31-2010	8.38	0.26	0.54	0.80	(0.17)	(0.03)	—	(0.20)	8.98	9.60	0.63	0.60[6]	2.89	9,538	48
08-31-2009	9.69	0.28	(1.20)	(0.92)	(0.26)	(0.13)	—	(0.39)	8.38	(8.53)	1.22	0.64	3.75	5,637	31

CLASS R1

08-31-2013	10.08	0.18	0.49	0.67	(0.21)	(0.61)	—	(0.82)	9.93	7.05	4.34	0.84	1.82	387	18
08-31-2012	9.55	0.22	0.61	0.83	(0.26)	(0.04)	—	(0.30)	10.08	8.94	4.76	0.82	2.31	379	55
08-31-2011	8.95	0.26	0.64	0.90	(0.24)	(0.06)	—	(0.30)	9.55	10.09	4.44	0.74	2.65	337	43
08-31-2010	8.36	0.26	0.52	0.78	(0.16)	(0.03)	—	(0.19)	8.95	9.36	1.80	0.75[6]	2.95	411	48
08-31-2009	9.66	0.25	(1.19)	(0.94)	(0.23)	(0.13)	—	(0.36)	8.36	(8.82)	9.94	0.87	3.39	286	31

CLASS R2

08-31-2013	10.11	0.15	0.55	0.70	(0.24)	(0.61)	—	(0.85)	9.96	7.30	6.04	0.59	1.50	613	18
08-31-2012[7]	9.87	0.07	0.17	0.24	—	—	—	—	10.11	2.43[8]	16.44[9]	0.60[9]	0.72[8]	102	55[10]

CLASS R3

08-31-2013	10.09	0.22	0.46	0.68	(0.22)	(0.61)	—	(0.83)	9.94	7.16	1.74	0.74	2.13	1,124	18
08-31-2012	9.56	0.24	0.59	0.83	(0.26)	(0.04)	—	(0.30)	10.09	8.99	1.47	0.73	2.51	1,765	55
08-31-2011	8.96	0.23	0.68	0.91	(0.25)	(0.06)	—	(0.31)	9.56	10.13	1.53	0.69	2.33	2,196	43
08-31-2010	8.37	0.25	0.54	0.79	(0.17)	(0.03)	—	(0.20)	8.96	9.39	1.32	0.70[6]	2.79	1,441	48
08-31-2009	9.67	0.26	(1.19)	(0.93)	(0.24)	(0.13)	—	(0.37)	8.37	(8.69)	2.34	0.79	3.48	1,260	31

CLASS R4

08-31-2013	10.12	0.24	0.48	0.72	(0.26)	(0.61)	—	(0.87)	9.97	7.57	3.75	0.34	2.41	445	18
08-31-2012	9.58	0.26	0.61	0.87	(0.29)	(0.04)	—	(0.33)	10.12	9.42	4.40	0.40	2.64	407	55
08-31-2011	8.98	0.21	0.73	0.94	(0.28)	(0.06)	—	(0.34)	9.58	10.42	8.04	0.39	2.14	347	43
08-31-2010	8.38	0.30	0.52	0.82	(0.19)	(0.03)	—	(0.22)	8.98	9.79	8.52	0.40[6]	3.31	71	48
08-31-2009	9.69	0.29	(1.20)	(0.91)	(0.27)	(0.13)	—	(0.40)	8.38	(8.40)	11.93	0.49	3.82	116	31

48	Retirement Living Portfolios | Annual report	See notes to financial statements

Financial highlights

Continued

Retirement Living through 2010 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R5

08-31-2013	10.13	0.29	0.45	0.74	(0.28)	(0.61)	—	(0.89)	9.98	7.78	0.58	0.14	2.87	1,085	18
08-31-2012	9.60	0.27	0.62	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.64	0.62	0.13	2.82	4,614	55
08-31-2011	8.99	0.26	0.71	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.83	0.79	0.09	2.65	2,679	43
08-31-2010	8.39	0.32	0.52	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.08	3.13	0.10[6]	3.54	261	48
08-31-2009	9.71	0.31	(1.20)	(0.89)	(0.30)	(0.13)	—	(0.43)	8.39	(8.11)	5.86	0.20	4.12	207	31

CLASS R6

08-31-2013	10.13	0.15	0.61	0.76	(0.29)	(0.61)	—	(0.90)	9.99	7.92	0.96	0.09	1.58	3,149	18
08-31-2012[11]	9.60	0.30	0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.63	16.98	0.10	3.12	106	55

CLASS 1

08-31-2013	10.13	0.26	0.49	0.75	(0.28)	(0.61)	—	(0.89)	9.99	7.88	0.14	0.14	2.60	353,914	18
08-31-2012	9.60	0.30	0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.58	0.15	0.15	3.07	396,890	55
08-31-2011	8.99	0.30	0.67	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.78	0.14	0.14	3.05	421,921	43
08-31-2010	8.39	0.31	0.53	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.04	0.15	0.15	3.45	447,295	48
08-31-2009	9.72	0.30	(1.20)	(0.90)	(0.30)	(0.13)	—	(0.43)	8.39	(8.15)	0.19	0.19	4.10	151,035	31

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.12%, 0.48%–1.13% and 0.49%–1.09% for the periods ended 8-31-13, 8-31-12, 8-31-11, 8-31-10 and 8-31-09, respectively.
6 Includes the impact of expense recapture which amounted to 0.02%, 0.14%, 0.02%, 0.46% and 0.16% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10.
7 The inception date for Class R2 shares is 3-1-12.
8 Not annualized.
9 Annualized.
10 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
11 The inception date for Class R6 shares is 9-1-11.

See notes to financial statements	Annual report | Retirement Living Portfolios	49

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, nine of which (collectively, Retirement Living Portfolios or the portfolios, and each individually the portfolio) are presented in this report. The Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and other funds of the John Hancock funds complex.

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class R1 shares, Class R2 shares, Class R3 shares, Class R4 shares and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, transfer agent fees, and state registration fees, printing and postage expenses for each class may differ.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029, or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. Prior to March 27, 2013, the portfolios participated in a $200 million

50	Retirement Living Portfolios | Annual report

unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. For the year ended August 31, 2013, the portfolios had no borrowings under either line of credit.

The commitment fees for the year ended August 31, 2013 were as follows:

Portfolio	Commitment fees

Retirement Living through 2050	$426
Retirement Living through 2045	575
Retirement Living through 2040	578
Retirement Living through 2035	626
Retirement Living through 2030	685
Retirement Living through 2025	725
Retirement Living through 2020	695
Retirement Living through 2015	593
Retirement Living through 2010	583

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2013, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on August 31, 2013, including short-term investments, for federal income tax purposes, were as follows:

		Unrealized	Unrealized	Net Unrealized
Portfolio	Aggregate Cost	Appreciation	Depreciation	Appreciation

Retirement Living through 2050	$118,351,638	$10,669,149	($791,122)	$9,878,027
Retirement Living through 2045	562,256,526	106,625,379	(1,330,296)	105,295,083
Retirement Living through 2040	579,407,918	107,762,185	(1,398,037)	106,364,148
Retirement Living through 2035	739,986,050	138,354,329	(1,859,108)	136,495,221
Retirement Living through 2030	920,484,702	164,762,373	(2,956,854)	161,805,519
Retirement Living through 2025	1,053,246,021	172,448,131	(4,130,728)	168,317,403
Retirement Living through 2020	948,276,859	135,995,623	(4,139,832)	131,855,791
Retirement Living through 2015	576,703,190	74,237,531	(2,218,088)	72,019,443
Retirement Living through 2010	361,910,725	35,269,646	(1,423,896)	33,845,750

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

During the year ended August 31, 2013, the tax character of distributions paid was as follows:

	Ordinary	Long Term
Portfolio	Income	Capital Gains	Total

Retirement Living through 2050	$1,629,302	$128,041	$1,757,343
Retirement Living through 2045	9,016,700	30,742,875	39,759,575
Retirement Living through 2040	9,087,690	27,995,277	37,082,967
Retirement Living through 2035	11,701,610	32,938,102	44,639,712
Retirement Living through 2030	16,629,637	36,420,297	53,049,934
Retirement Living through 2025	22,152,224	32,759,423	54,911,647
Retirement Living through 2020	23,666,069	29,056,371	52,722,440
Retirement Living through 2015	17,584,305	8,363,460	25,947,765
Retirement Living through 2010	13,511,186	22,542,582	36,053,768

Annual report | Retirement Living Portfolios	51

During the year ended August 31, 2012, the tax character of distributions paid was as follows:

	Ordinary	Long Term
Portfolio	Income	Capital Gains	Total

Retirement Living through 2050	$307,564	—	$307,564
Retirement Living through 2045	8,946,700	—	8,946,700
Retirement Living through 2040	8,763,800	—	8,763,800
Retirement Living through 2035	11,423,087	—	11,423,087
Retirement Living through 2030	15,662,851	—	15,662,851
Retirement Living through 2025	20,575,945	—	20,575,945
Retirement Living through 2020	23,312,961	—	23,312,961
Retirement Living through 2015	18,302,277	—	18,302,277
Retirement Living through 2010	15,589,096	—	15,589,096

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed Long
Portfolio	Ordinary Income	Term Capital Gains

Retirement Living through 2050	$299,609	$1,750,492
Retirement Living through 2045	1,900,084	10,957,089
Retirement Living through 2040	2,000,892	10,359,792
Retirement Living through 2035	2,389,277	13,547,103
Retirement Living through 2030	4,664,542	15,769,573
Retirement Living through 2025	8,280,986	15,527,245
Retirement Living through 2020	10,323,937	16,046,020
Retirement Living through 2015	6,767,799	9,870,225
Retirement Living through 2010	5,386,690	8,653,757

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the portfolio’s financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The portfolios pay the Advisor a management fee for its services to the portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust or JHF III. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the portfolios and is equivalent to the sum of: (a) 0.06% of the first $7.5 billion of aggregate net assets and (b) 0.05% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the portfolios and is equivalent to the sum of: (a) 0.51% of the first $7.5 billion of aggregate net assets and (b) 0.50% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the portfolios.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. QS Investors, LLC acts as subadvisor consultant. The portfolios are not responsible for payment of the subadvisory fees.

52	Retirement Living Portfolios | Annual report

Expense reimbursements. The Advisor has voluntarily agreed to reduce its management fee if certain expenses of each portfolio exceed 0.10% of average net assets. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses, advisory fees, Rule 12b-1 fees, printing and postage, state registration fees, transfer agent and service fees, acquired fund fees, short dividend expense and other extraordinary expenses not incurred in the ordinary course of a portfolio’s business. This expense reimbursement may be terminated by the Advisor on notice to the Trust.

The Advisor has voluntarily agreed to waive its advisory fee or reimburse the portfolios so that the aggregate advisory fee retained by the Advisor with respect to each portfolio and the underlying investments in a portfolio does not exceed 0.51% of the portfolio’s first $7.5 billion of average daily net assets and 0.50% of the portfolio’s average daily net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor on notice to the Trust.

The Advisor has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding portfolio level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses of a portfolio’s business, short dividend expenses and acquired fund fees and expenses for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, to the extent that fees/expenses for each class exceed 0.50%, 0.75%, 0.50%, 0.65%, 0.25%, 0.05% and 0.00%, respectively, of the average daily net assets attributable to that class. This expense fee waiver and/or reimbursement will continue in effect until at least December 31, 2013.

Additionally, the Advisor has contractually agreed to waive fees and/or reimburse certain portfolio level expenses for Retirement Living through 2050 that exceed 0.05% of the portfolio’s average net assets excluding advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, short dividend expense and acquired fund fees and expenses for all classes. This expense fee waiver and/or reimbursement will continue in effect until at least December 31, 2013.

For the year ended August 31, 2013, the expense reductions to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

Expense Reimbursement by Class

Portfolio	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Total

Retirement Living through 2050	$19,755	$16,122	$16,021	$16,217	$16,271	$16,875	$16,621	$62,996	$180,878
Retirement Living through 2045	12,899	14,908	15,118	14,670	14,423	14,842	12,227	1,108	100,195
Retirement Living through 2040	12,670	14,996	15,131	15,204	14,311	15,802	12,240	1,359	101,713
Retirement Living through 2035	11,979	15,954	15,194	15,158	14,676	15,440	12,500	1,809	102,710
Retirement Living through 2030	11,629	15,323	14,561	15,441	14,268	16,889	12,763	1,762	102,636
Retirement Living through 2025	11,057	15,701	16,212	15,494	14,768	16,602	15,007	1,812	106,653
Retirement Living through 2020	11,641	15,583	15,363	15,658	14,400	17,835	12,793	1,383	104,656
Retirement Living through 2015	11,034	14,723	15,435	17,999	14,213	15,825	12,012	—	101,241
Retirement Living through 2010	11,633	14,237	18,061	14,539	14,211	15,227	12,167	—	100,075

The investment management fees incurred for the year ended August 31, 2013, including the impact of waivers, reimbursements and amounts recaptured, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

	Annual		Annual
Portfolio	Effective Rate	Portfolio	Effective Rate

Retirement Living through 2050	0.00%	Retirement Living through 2025	0.05%
Retirement Living through 2045	0.04%	Retirement Living through 2020	0.05%
Retirement Living through 2040	0.04%	Retirement Living through 2015	0.04%
Retirement Living through 2035	0.05%	Retirement Living through 2010	0.04%
Retirement Living through 2030	0.05%

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which such reimbursements or waivers occurred to the extent that the portfolio is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

Annual report | Retirement Living Portfolios	53

	Amounts eligible	Amounts eligible	Amounts eligible	Amount
	for recovery	for recovery	for recovery	recovered during
	through	through	through	the period ended
Portfolio	August 1, 2014	August 1, 2015	August 1, 2016	August 31, 2013

Retirement Living Through 2050	$39,939	$126,925	$180,669	—
Retirement Living Through 2045	14,944	83,742	99,026	—
Retirement Living Through 2040	14,404	83,000	100,265	—
Retirement Living Through 2035	14,091	84,209	100,797	$443
Retirement Living Through 2030	13,267	87,764	100,755	2,012
Retirement Living Through 2025	13,329	91,621	104,725	2,911
Retirement Living Through 2020	13,465	90,407	103,168	2,765
Retirement Living Through 2015	14,004	86,631	101,241	1,786
Retirement Living Through 2010	13,557	81,740	100,076	3,055

Amounts recovered by class

Portfolio	Class A	Class R2	Class R3

Retirement Living Through 2035	$443	—	—
Retirement Living Through 2030	2,012	—	—
Retirement Living Through 2025	2,911	—	—
Retirement Living Through 2020	2,765	—	—
Retirement Living Through 2015	1,481	—	$305
Retirement Living Through 2010	426	$2,629	—

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2013 amounted to an annual rate of 0.01% of the portfolio’s average daily net assets.

Distribution and service plans. The Trust has a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares.

Class	Rule 12b-1 Fee	Service Fee

A	0.30%	—
R1	0.50%	0.25%
R2	0.25%	0.25%
R3	0.50%	0.15%
R4	0.25%	0.10%
R5	—	0.05%
1	0.05%	—

The Distributor has contractually agreed to limit the distribution and service fees for Class R4 shares of each portfolio to 0.15% of the average daily net assets of Class R4 shares until at least December 31, 2013.

Accordingly, these fee waivers and/or reimbursements amounted to the following for Class R4 shares, for the year ended August 31, 2013:

Class R4

Portfolio	Rule 12b-1 Reimbursement

Retirement Living through 2050	$108
Retirement Living through 2045	730
Retirement Living through 2040	630
Retirement Living through 2035	1,095
Retirement Living through 2030	625
Retirement Living through 2025	1,523
Retirement Living through 2020	793
Retirement Living through 2015	112
Retirement Living through 2010	430

54	Retirement Living Portfolios | Annual report

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the year ended August 31, 2013:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living	Living	Living	Living	Living
	through	through	through	through	through	through	through	through	through
	2050	2045	2040	2035	2030	2025	2020	2015	2010

Net sales charges	$3,175	$41,625	$24,933	$28,063	$48,126	$53,756	$43,869	$34,360	$27,409

Retained for printing prospectuses,
advertising and sales literature	393	4,198	2,762	2,520	6,061	5,393	5,684	4,577	2,237

Sales commissions to unrelated
broker-dealers	2,367	36,144	21,081	24,339	41,572	44,438	37,672	29,727	25,172

Sales commissions to affiliated
sales personnel	415	1,283	1,090	1,204	493	3,925	513	56	—

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2013, CDSCs received by the Distributor for Class A shares were as follows:

Portfolio	Class A

Retirement Living through 2045	$3,081
Retirement Living through 2040	2,821
Retirement Living through 2035	2,018
Retirement Living through 2030	2,435
Retirement Living through 2025	2,179
Retirement Living through 2020	1,003

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2013 were:

		Distribution and	Transfer	State registration	Printing and
Portfolio	Class	service fees	agent fees	fees	postage

Retirement Living through 2050	Class A	$3,847	$2,144	$18,296	$1,008
	Class R1	722	34	16,075	198
	Class R2	436	36	15,790	355
	Class R3	539	27	16,074	190
	Class R4	270	27	16,075	191
	Class R5	273	172	16,075	231
	Class R6	—	53	15,901	520
	Class 1	43,517	—	—	—
	Total	$49,604	$2,493	$114,286	$2,693

Retirement Living through 2045	Class A	$69,610	$39,414	$16,378	$3,465
	Class R1	11,737	402	14,007	475
	Class R2	340	33	15,154	256
	Class R3	8,193	322	13,974	383
	Class R4	2,555	186	13,974	262
	Class R5	737	404	13,974	493
	Class R6	—	269	11,470	486
	Class 1	295,700	—	—	—
	Total	$388,872	$41,030	$98,931	$5,820

Annual report | Retirement Living Portfolios	55

		Distribution and	Transfer	State registration	Printing and
Portfolio	Class	service fees	agent fees	fees	postage

Retirement Living through 2040	Class A	$74,650	$42,254	$16,616	$3,505
	Class R1	15,357	521	13,960	455
	Class R2	540	42	15,141	254
	Class R3	20,175	796	14,058	458
	Class R4	2,191	160	13,961	203
	Class R5	2,079	1,105	13,993	747
	Class R6	—	290	11,459	487
	Class 1	297,563	—	—	—
	Total	$412,555	$45,168	$99,188	$6,109

Retirement Living through 2035	Class A	$90,947	$51,425	$16,980	$3,683
	Class R1	19,101	653	14,800	500
	Class R2	267	27	15,184	247
	Class R3	17,859	704	14,013	442
	Class R4	4,006	279	14,004	219
	Class R5	1,329	763	14,063	719
	Class R6	—	495	11,502	494
	Class 1	383,793	—	—	—
	Total	$517,302	$54,346	$100,546	$6,304

Retirement Living through 2030	Class A	$122,997	$69,599	$17,819	$4,111
	Class R1	23,459	810	14,270	482
	Class R2	1,396	68	14,278	217
	Class R3	21,470	845	14,153	443
	Class R4	2,129	159	13,993	172
	Class R5	3,465	1,936	13,993	1,156
	Class R6	—	763	11,492	497
	Class 1	474,544	—	—	—
	Total	$649,460	$74,180	$99,998	$7,078

Retirement Living through 2025	Class A	$143,324	$81,483	$17,256	$4,871
	Class R1	25,016	856	14,377	458
	Class R2	1,014	62	16,073	288
	Class R3	24,551	967	14,072	469
	Class R4	5,406	391	14,027	270
	Class R5	2,853	1,678	14,027	1,176
	Class R6	—	1,025	13,459	509
	Class 1	543,600	—	—	—
	Total	$745,764	$86,462	$103,291	$8,041

Retirement Living through 2020	Class A	$136,861	$77,779	$17,857	$4,410
	Class R1	23,875	812	14,163	406
	Class R2	1,344	70	15,169	248
	Class R3	30,051	1,182	14,036	442
	Class R4	2,768	202	14,003	202
	Class R5	4,881	2,667	14,003	1,347
	Class R6	—	795	11,502	486
	Class 1	487,600	—	—	—
	Total	$687,380	$83,507	$100,733	$7,541

Retirement Living through 2015	Class A	$112,282	$63,808	$16,804	$3,796
	Class R1	10,847	372	14,062	306
	Class R2	711	38	15,193	249
	Class R3	39,503	1,537	14,948	786
	Class R4	369	28	14,062	145
	Class R5	1,811	1,052	14,062	880
	Class R6	—	505	11,029	478
	Class 1	298,830	—	—	—
	Total	$464,353	$67,340	$100,160	$6,640

Retirement Living through 2010	Class A	$91,244	$51,809	$17,078	$3,150
	Class R1	3,037	104	13,926	227
	Class R2	1,417	68	15,105	259
	Class R3	9,490	374	13,949	218
	Class R4	1,503	110	13,926	176
	Class R5	1,660	923	13,926	455
	Class R6	—	326	11,417	424
	Class 1	191,453	—	—	—
	Total	$299,804	$53,714	$99,327	$4,909

56	Retirement Living Portfolios | Annual report

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolios based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in portfolio shares for the years ended August 31, 2013 and 2012 were as follows:

Retirement Living through 2050 Portfolio
		Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	274,604	$2,870,449	69,708	$649,686
Distributions reinvested	1,728	16,742	—	—
Repurchased	(118,294)	(1,245,904)	(16,788)	(158,068)

Net increase	158,038	$1,641,287	52,920	$491,618

Class R1 shares

Sold	7,774	$82,122	10,533	$100,273
Distributions reinvested	1	8	—	—
Repurchased	(1,191)	(12,949)	—	—

Net increase	6,584	$69,181	10,533	$100,273

Class R2 shares

Sold	3,936	$38,759	10,504	$100,000
Distributions reinvested	73	709	—	—
Repurchased	(29)	(324)	—	—

Net increase	3,980	$39,144	10,504	$100,000

Class R3 shares

Sold	—	$3	10,504	$100,000
Repurchased	—	(3)	—	—

Net increase	—	—	10,504	$100,000

Class R4 shares

Sold	—	—	10,504	$100,000

Net increase	—	—	10,504	$100,000

Class R5 shares

Sold	93,546	$923,785	11,537	$109,289
Distributions reinvested	22	215	—	—
Repurchased	(13,365)	(141,567)	(241)	(2,181)

Net increase	80,203	$782,433	11,296	$107,108

Class R6 shares

Sold	20,434	$205,568	10,504	$100,000
Distributions reinvested	234	2,266	—	—
Repurchased	(7,659)	(79,713)	—	—

Net increase	13,009	$128,121	10,504	$100,000

Class 1 shares

Sold	6,229,552	$64,122,981	4,674,940	$42,601,282
Distributions reinvested	177,846	1,721,553	35,557	307,564
Repurchased	(257,378)	(2,618,072)	(32,854)	(300,859)

Net increase	6,150,020	$63,226,462	4,677,643	$42,607,987

Total net increase	6,411,834	$65,886,628	4,794,408	$43,706,986

Retirement Living through 2045 Portfolio
		Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	1,656,943	$17,189,870	1,159,487	$10,947,481
Distributions reinvested	135,595	1,304,424	19,200	172,803
Repurchased	(830,177)	(8,615,395)	(597,713)	(5,632,361)

Net increase	962,361	$9,878,899	580,974	$5,487,923

Annual report | Retirement Living Portfolios	57

Retirement Living through 2045 Portfolio continued
		Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class R1 shares

Sold	84,023	$859,698	80,677	$755,347
Distributions reinvested	9,073	87,191	1,525	13,708
Repurchased	(110,848)	(1,162,103)	(70,369)	(679,828)

Net increase (decrease)	(17,752)	($215,214)	11,833	$89,227

Class R2 shares

Sold	17,821	$189,734	10,081	$100,000
Distributions reinvested	1	5	—	—
Repurchased	(487)	(5,320)	—	—

Net increase	17,335	$184,419	10,081	$100,000

Class R3 shares

Sold	51,606	$534,158	48,864	$458,227
Distributions reinvested	7,779	74,754	1,422	12,788
Repurchased	(45,747)	(476,206)	(40,889)	(381,320)

Net increase	13,638	$132,706	9,397	$89,695

Class R4 shares

Sold	22,848	$238,536	28,327	$265,506
Distributions reinvested	4,655	44,825	989	8,913
Repurchased	(19,798)	(204,721)	(14,814)	(140,963)

Net increase	7,705	$78,640	14,502	$133,456

Class R5 shares

Sold	66,100	$684,258	127,052	$1,200,730
Distributions reinvested	13,018	125,627	2,177	19,640
Repurchased	(147,974)	(1,543,644)	(22,384)	(213,938)

Net increase (decrease)	(68,856)	($733,759)	106,845	$1,006,432

Class R6 shares

Sold	211,283	$2,190,688	10,787	$100,000
Distributions reinvested	4,183	40,318	—	—
Repurchased	(50,135)	(522,936)	—	—

Net increase	165,331	$1,708,070	10,787	$100,000

Class 1 shares

Sold	5,306,542	$54,795,110	7,501,609	$70,958,330
Distributions reinvested	3,945,620	38,035,775	965,834	8,711,822
Repurchased	(3,381,463)	(34,719,599)	(3,078,760)	(29,330,611)

Net increase	5,870,699	$58,111,286	5,388,683	$50,339,541

Total net increase	6,950,461	$69,145,047	6,133,102	$57,346,274

Retirement Living through 2040 Portfolio
		Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	1,659,472	$17,227,913	1,048,365	$9,893,951
Distributions reinvested	134,293	1,299,954	20,917	188,254
Repurchased	(817,811)	(8,529,606)	(557,647)	(5,267,940)

Net increase	975,954	$9,998,261	511,635	$4,814,265

Class R1 shares

Sold	100,866	$1,046,180	142,203	$1,336,206
Distributions reinvested	10,477	101,309	1,728	15,539
Repurchased	(112,674)	(1,170,622)	(80,756)	(780,015)

Net increase (decrease)	(1,331)	($23,133)	63,175	$571,730

Class R2 shares

Sold	20,699	$218,068	10,081	$100,000
Distributions reinvested	156	1,510	—	—
Repurchased	(1,832)	(19,264)	—	—

Net increase	19,023	$200,314	10,081	$100,000

58	Retirement Living Portfolios | Annual report

Retirement Living through 2040 Portfolio continued

		Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class R3 shares

Sold	102,288	$1,054,735	86,967	$822,101
Distributions reinvested	17,072	164,918	3,823	34,329
Repurchased	(97,078)	(1,018,039)	(110,144)	(1,011,347)

Net increase (decrease)	22,282	$201,614	(19,354)	($154,917)

Class R4 shares

Sold	29,139	$303,317	45,695	$410,522
Distributions reinvested	3,414	33,012	725	6,528
Repurchased	(12,353)	(130,033)	(13,030)	(125,828)

Net increase	20,200	$206,296	33,390	$291,222

Class R5 shares

Sold	236,879	$2,369,916	283,788	$2,698,970
Distributions reinvested	23,415	227,127	3,357	30,279
Repurchased	(216,588)	(2,274,254)	(44,830)	(432,156)

Net increase	43,706	$322,789	242,315	$2,297,093

Class R6 shares

Sold	217,512	$2,261,464	10,787	$100,000
Distributions reinvested	3,211	31,114	—	—
Repurchased	(30,110)	(316,083)	—	—

Net increase	190,613	$1,976,495	10,787	$100,000

Class 1 shares

Sold	6,781,273	$70,205,408	7,865,794	$74,353,724
Distributions reinvested	3,627,627	35,187,986	941,265	8,480,794
Repurchased	(3,345,061)	(34,422,600)	(2,393,565)	(22,807,580)

Net increase	7,063,839	$70,970,794	6,413,494	$60,026,938

Total net increase	8,334,286	$83,853,430	7,265,523	$68,046,331

Retirement Living through 2035 Portfolio

		Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	1,877,113	$19,699,207	1,294,936	$12,322,288
Distributions reinvested	149,304	1,455,712	27,231	245,898
Repurchased	(984,977)	(10,321,536)	(617,835)	(5,869,003)

Net increase	1,041,440	$10,833,383	704,332	$6,699,183

Class R1 shares

Sold	78,295	$812,895	130,698	$1,231,234
Distributions reinvested	10,687	104,096	2,253	20,318
Repurchased	(115,844)	(1,204,857)	(80,449)	(772,605)

Net increase (decrease)	(26,862)	($287,866)	52,502	$478,947

Class R2 shares

Sold	279	$2,954	10,040	$100,000
Repurchased	(7)	(75)	—	—

Net increase	272	$2,879	10,040	$100,000

Class R3 shares

Sold	60,929	$636,409	68,888	$655,822
Distributions reinvested	14,328	139,695	2,774	25,045
Repurchased	(93,905)	(1,025,446)	(44,457)	(414,163)

Net increase (decrease)	(18,648)	($249,342)	27,205	$266,704

Class R4 shares

Sold	18,727	$195,798	32,650	$314,339
Distributions reinvested	5,837	57,084	1,756	15,910
Repurchased	(33,856)	(349,342)	(22,263)	(215,379)

Net increase (decrease)	(9,292)	($96,460)	12,143	$114,870

Annual report | Retirement Living Portfolios	59

Retirement Living through 2035 Portfolio continued

		Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class R5 shares

Sold	74,335	$778,513	303,115	$2,918,230
Distributions reinvested	23,046	225,387	2,324	21,033
Repurchased	(322,554)	(3,391,301)	(29,804)	(281,776)

Net increase (decrease)	(225,173)	($2,387,401)	275,635	$2,657,487

Class R6 shares

Sold	398,730	$4,171,516	10,741	$100,000
Distributions reinvested	4,661	45,539	—	—
Repurchased	(70,939)	(749,647)	—	—

Net increase	332,452	$3,467,408	10,741	$100,000

Class 1 shares

Sold	8,857,303	$92,439,215	9,960,815	$94,630,020
Distributions reinvested	4,349,771	42,540,765	1,224,581	11,082,454
Repurchased	(4,614,325)	(47,869,565)	(3,827,067)	(36,634,920)

Net increase	8,592,749	$87,110,415	7,358,329	$69,077,554

Total net increase	9,686,938	$98,393,016	8,450,927	$79,494,745

Retirement Living through 2030 Portfolio

		Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	2,457,260	$25,552,759	1,437,840	$13,635,203
Distributions reinvested	194,778	1,889,345	42,172	378,703
Repurchased	(1,269,386)	(13,217,625)	(722,635)	(6,832,622)

Net increase	1,382,652	$14,224,479	757,377	$7,181,284

Class R1 shares

Sold	120,346	$1,236,460	126,726	$1,166,255
Distributions reinvested	14,927	144,492	3,152	28,241
Repurchased	(140,492)	(1,465,519)	(94,741)	(893,904)

Net increase (decrease)	(5,219)	($84,567)	35,137	$300,592

Class R2 shares

Sold	43,336	$450,054	10,204	$100,000
Distributions reinvested	117	1,131	—	—
Repurchased	(186)	(2,001)	—	—

Net increase	43,267	$449,184	10,204	$100,000

Class R3 shares

Sold	88,325	$903,808	109,920	$1,027,521
Distributions reinvested	16,808	162,700	4,195	37,590
Repurchased	(105,418)	(1,084,778)	(82,650)	(749,409)

Net increase (decrease)	(285)	($18,270)	31,465	$315,702

Class R4 shares

Sold	23,649	$244,159	49,874	$447,563
Distributions reinvested	3,108	30,021	1,445	12,932
Repurchased	(7,099)	(73,944)	(61,619)	(587,142)

Net increase (decrease)	19,658	$200,236	(10,300)	($126,647)

Class R5 shares

Sold	417,630	$4,136,785	501,508	$4,746,602
Distributions reinvested	42,464	410,631	5,508	49,295
Repurchased	(626,156)	(6,498,961)	(39,722)	(376,035)

Net increase (decrease)	(166,062)	($1,951,545)	467,294	$4,419,862

Class R6 shares

Sold	669,926	$6,926,923	10,870	$100,000
Distributions reinvested	4,633	44,751	—	—
Repurchased	(79,648)	(835,003)	—	—

Net increase	594,911	$6,136,671	10,870	$100,000

60	Retirement Living Portfolios | Annual report

Retirement Living through 2030 Portfolio continued

		Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	8,861,769	$91,040,947	11,563,588	$108,474,778
Distributions reinvested	5,202,908	50,312,121	1,693,638	15,141,121
Repurchased	(5,828,945)	(59,340,185)	(4,599,245)	(43,300,121)

Net increase	8,235,732	$82,012,883	8,657,981	$80,315,778

Total net increase	10,104,654	$100,969,071	9,960,028	$92,606,571

Retirement Living through 2025 Portfolio

		Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	2,388,556	$24,776,973	1,659,304	$15,796,148
Distributions reinvested	209,375	2,051,879	56,235	508,364
Repurchased	(1,344,844)	(13,953,480)	(652,249)	(6,183,969)

Net increase	1,253,087	$12,875,372	1,063,290	$10,120,543

Class R1 shares

Sold	132,281	$1,356,545	120,649	$1,134,038
Distributions reinvested	12,538	122,497	4,117	37,140
Repurchased	(136,658)	(1,429,225)	(96,407)	(925,306)

Net increase	8,161	$49,817	28,359	$245,872

Class R2 shares

Sold	30,659	$322,021	10,194	$100,000
Distributions reinvested	448	4,374	—	—
Repurchased	(21)	(223)	—	—

Net increase	31,086	$326,172	10,194	$100,000

Class R3 shares

Sold	120,002	$1,240,791	110,988	$1,021,547
Distributions reinvested	16,310	159,507	6,122	55,224
Repurchased	(156,116)	(1,636,219)	(79,571)	(725,727)

Net increase (decrease)	(19,804)	($235,921)	37,539	$351,044

Class R4 shares

Sold	25,338	$261,760	71,610	$690,573
Distributions reinvested	7,638	74,617	2,252	20,317
Repurchased	(43,571)	(459,608)	(44,272)	(421,414)

Net increase (decrease)	(10,595)	($123,231)	29,590	$289,476

Class R5 shares

Sold	132,452	$1,374,457	562,858	$5,370,430
Distributions reinvested	46,878	457,527	9,671	87,037
Repurchased	(858,980)	(8,926,956)	(56,235)	(530,368)

Net increase (decrease)	(679,650)	($7,094,972)	516,294	$4,927,099

Class R6 shares

Sold	913,436	$9,484,605	10,799	$100,000
Distributions reinvested	4,642	45,310	—	—
Repurchased	(62,225)	(659,528)	—	—

Net increase	855,853	$8,870,387	10,799	$100,000

Class 1 shares

Sold	10,363,552	$107,050,946	13,734,031	$129,829,980
Distributions reinvested	5,322,051	51,943,221	2,205,530	19,849,769
Repurchased	(8,035,814)	(82,400,324)	(5,236,986)	(49,320,953)

Net increase	7,649,789	$76,593,843	10,702,575	$100,358,796

Total net increase	9,087,927	$91,261,467	12,398,640	$116,492,830

Annual report | Retirement Living Portfolios	61

Retirement Living through 2020 Portfolio

		Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	2,092,572	$21,779,580	1,816,717	$17,301,968
Distributions reinvested	205,987	2,028,972	73,980	676,912
Repurchased	(1,075,524)	(11,177,012)	(1,202,901)	(11,439,894)

Net increase	1,223,035	$12,631,540	687,796	$6,538,986

Class R1 shares

Sold	156,970	$1,597,986	122,914	$1,164,012
Distributions reinvested	13,294	130,680	4,460	40,767
Repurchased	(158,073)	(1,628,401)	(102,548)	(980,889)

Net increase	12,191	$100,265	24,826	$223,890

Class R2 shares

Sold	50,889	$533,988	10,142	$100,000
Distributions reinvested	10	97	—	—
Repurchased	(56)	(590)	—	—

Net increase	50,843	$533,495	10,142	$100,000

Class R3 shares

Sold	131,232	$1,359,926	151,817	$1,455,961
Distributions reinvested	21,411	210,687	8,603	78,636
Repurchased	(186,141)	(1,939,437)	(119,750)	(1,110,360)

Net increase (decrease)	(33,498)	($368,824)	40,670	$424,237

Class R4 shares

Sold	14,696	$152,575	39,868	$360,241
Distributions reinvested	3,780	37,079	2,011	18,339
Repurchased	(13,513)	(135,942)	(11,740)	(113,103)

Net increase	4,963	$53,712	30,139	$265,477

Class R5 shares

Sold	481,181	$4,847,617	992,821	$9,554,786
Distributions reinvested	58,549	575,532	13,632	124,598
Repurchased	(932,015)	(9,691,622)	(327,187)	(3,180,807)

Net increase (decrease)	(392,285)	($4,268,473)	679,266	$6,498,577

Class R6 shares

Sold	756,974	$7,857,635	10,638	$100,000
Distributions reinvested	1,878	18,444	—	—
Repurchased	(70,763)	(748,980)	—	—

Net increase	688,089	$7,127,099	10,638	$100,000

Class 1 shares

Sold	8,237,506	$85,298,330	10,782,290	$103,207,930
Distributions reinvested	5,049,469	49,636,281	2,446,473	22,336,298
Repurchased	(8,860,173)	(91,477,188)	(6,092,785)	(58,257,306)

Net increase	4,426,802	$43,457,423	7,135,978	$67,286,922

Total net increase	5,980,140	$59,266,237	8,619,455	$81,438,089

Retirement Living through 2015 Portfolio

		Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	2,015,136	$20,764,289	1,530,889	$14,614,195
Distributions reinvested	129,698	1,284,014	71,758	655,155
Repurchased	(1,132,609)	(11,629,357)	(919,740)	(8,759,611)

Net increase	1,012,225	$10,418,946	682,907	$6,509,739

Class R1 shares

Sold	71,028	$731,950	73,771	$696,426
Distributions reinvested	5,161	51,042	4,435	40,490
Repurchased	(87,446)	(900,635)	(116,953)	(1,116,817)

Net decrease	(11,257)	($117,643)	(38,747)	($379,901)

62	Retirement Living Portfolios | Annual report

Retirement Living through 2015 Portfolio continued

		Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class R2 shares

Sold	28,450	$296,632	10,246	$100,000
Distributions reinvested	15	148	—	—
Repurchased	(20,122)	(214,694)	—	—

Net increase	8,343	$82,086	10,246	$100,000

Class R3 shares

Sold	207,672	$2,137,088	309,839	$2,900,606
Distributions reinvested	21,197	209,429	13,363	121,870
Repurchased	(240,309)	(2,483,415)	(85,429)	(814,964)

Net increase (decrease)	(11,440)	($136,898)	237,773	$2,207,512

Class R4 shares

Sold	10,167	$105,170	5,222	$49,167
Distributions reinvested	274	2,703	458	4,180
Repurchased	(1,987)	(20,399)	(15,661)	(149,808)

Net increase (decrease)	8,454	$87,474	(9,981)	($96,461)

Class R5 shares

Sold	76,436	$780,799	538,998	$5,201,940
Distributions reinvested	22,829	225,553	5,783	52,745
Repurchased	(479,664)	(4,963,548)	(161,022)	(1,557,590)

Net increase (decrease)	(380,399)	($3,957,196)	383,759	$3,697,095

Class R6 shares

Sold	497,457	$5,151,684	10,638	$100,000
Distributions reinvested	2,215	21,882	—	—
Repurchased	(88,832)	(921,676)	—	—

Net increase	410,840	$4,251,890	10,638	$100,000

Class 1 shares

Sold	5,103,920	$52,634,239	6,647,262	$63,603,050
Distributions reinvested	2,441,139	24,118,454	1,908,726	17,407,578
Repurchased	(9,334,851)	(96,008,410)	(6,913,558)	(65,836,954)

Net increase (decrease)	(1,789,792)	($19,255,717)	1,642,430	$15,173,674

Total net increase (decrease)	(753,026)	($8,627,058)	2,919,025	$27,311,658

Retirement Living through 2010 Portfolio

		Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	1,934,153	$19,591,902	1,062,521	$10,335,415
Distributions reinvested	241,006	2,306,430	59,176	550,333
Repurchased	(821,938)	(8,292,394)	(739,593)	(7,173,550)

Net increase	1,353,221	$13,605,938	382,104	$3,712,198

Class R1 shares

Sold	14,069	$140,473	14,909	$144,106
Distributions reinvested	3,144	30,022	1,117	10,364
Repurchased	(15,839)	(158,841)	(13,626)	(132,055)

Net increase	1,374	$11,654	2,400	$22,415

Class R2 shares

Sold	51,450	$516,569	10,132	$100,000
Repurchased	(59)	(594)	—	—

Net increase	51,391	$515,975	10,132	$100,000

Class R3 shares

Sold	51,309	$515,968	32,181	$310,396
Distributions reinvested	13,062	124,748	7,142	66,349
Repurchased	(126,237)	(1,264,756)	(94,020)	(913,905)

Net decrease	(61,866)	($624,040)	(54,697)	($537,160)

Annual report | Retirement Living Portfolios	63

Retirement Living through 2010 Portfolio continued

		Year ended 8-31-13		Year ended 8-31-12[1]
	Shares	Amount	Shares	Amount

Class R4 shares

Sold	9,961	$100,285	15,506	$149,776
Distributions reinvested	3,895	37,204	1,145	10,633
Repurchased	(9,380)	(92,973)	(12,660)	(122,015)

Net increase	4,476	$44,516	3,991	$38,394

Class R5 shares

Sold	141,321	$1,365,017	311,144	$3,040,398
Distributions reinvested	38,480	367,492	11,440	106,159
Repurchased	(526,850)	(5,257,508)	(146,048)	(1,439,158)

Net increase (decrease)	(347,049)	($3,524,999)	176,536	$1,707,399

Class R6 shares

Sold	322,583	$3,215,419	10,417	$100,000
Repurchased	(17,717)	(177,559)	—	—

Net increase	304,866	$3,037,860	10,417	$100,000

Class 1 shares

Sold	2,537,009	$25,455,983	3,684,439	$35,792,377
Distributions reinvested	3,468,285	33,156,802	1,597,003	14,836,157
Repurchased	(9,737,039)	(98,035,958)	(10,063,974)	(97,962,470)

Net decrease	(3,731,745)	($39,423,173)	(4,782,532)	($47,333,936)

Total net decrease	(2,425,332)	($26,356,269)	(4,251,649)	($42,190,690)

1Period from 3-1-12 (inception date) to 8-31-12 for Class R2 shares.

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on August 31, 2013:

Portfolio	Class	% by Class

Retirement Living through 2050	R1	61%
Retirement Living through 2050	R2	72%
Retirement Living through 2050	R3	100%
Retirement Living through 2050	R4	100%
Retirement Living through 2050	R5	11%
Retirement Living through 2050	R6	45%
Retirement Living through 2045	R2	37%
Retirement Living through 2045	R6	6%
Retirement Living through 2040	R6	5%
Retirement Living through 2040	R2	35%
Retirement Living through 2035	R2	97%
Retirement Living through 2035	R6	3%
Retirement Living through 2030	R2	19%
Retirement Living through 2030	R6	2%
Retirement Living through 2025	R2	25%
Retirement Living through 2025	R6	1%
Retirement Living through 2020	R2	17%
Retirement Living through 2020	R6	2%
Retirement Living through 2015	R2	55%
Retirement Living through 2015	R6	3%
Retirement Living through 2010	R2	16%
Retirement Living through 2010	R6	3%

64	Retirement Living Portfolios | Annual report

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the year ended August 31, 2013:

Portfolio	Purchases	Sales

Retirement Living through 2050	$80,170,614	$14,580,835
Retirement Living through 2045	131,928,196	90,479,985
Retirement Living through 2040	148,996,537	90,057,006
Retirement Living through 2035	192,312,364	122,719,894
Retirement Living through 2030	217,413,204	147,859,817
Retirement Living through 2025	254,129,978	190,281,019
Retirement Living through 2020	226,730,253	191,884,963
Retirement Living through 2015	126,744,098	141,726,111
Retirement Living through 2010	75,947,838	124,301,372

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the year ended August 31, 2013, the following portfolios held 5% or more of an underlying funds’ net assets:

Portfolio	Affiliated Series NAV	Portfolio’s Net Assets

Retirement Living through 2045	John Hancock Funds II Strategic Equity Allocation Fund	5.6%
Retirement Living through 2040	John Hancock Funds II Strategic Equity Allocation Fund	5.8%
Retirement Living through 2035	John Hancock Funds II Strategic Equity Allocation Fund	7.3%
Retirement Living through 2030	John Hancock Funds II Strategic Equity Allocation Fund	8.5%
Retirement Living through 2025	John Hancock Funds II Strategic Equity Allocation Fund	8.6%
Retirement Living through 2020	John Hancock Funds II Strategic Equity Allocation Fund	6.4%

Annual report | Retirement Living Portfolios	65

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Retirement Living through 2010 Portfolio, John Hancock Retirement Living through 2015 Portfolio, John Hancock Retirement Living through 2020 Portfolio, John Hancock Retirement Living through 2025 Portfolio, John Hancock Retirement Living through 2030 Portfolio, John Hancock Retirement Living through 2035 Portfolio, John Hancock Retirement Living through 2040 Portfolio, John Hancock Retirement Living through 2045 Portfolio and John Hancock Retirement Living through 2050 Portfolio, which are each a part of John Hancock Funds II (the “Trust”) at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the transfer agents, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 25, 2013

66	Retirement Living Portfolios | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2013.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources.

Portfolio	Foreign Sourced Income	Foreign Tax Credit

Retirement Living through 2045	$1,285,036	$170,934
Retirement Living through 2040	1,294,483	172,258
Retirement Living through 2035	1,663,638	221,393
Retirement Living through 2030	1,850,377	246,856
Retirement Living through 2025	1,841,150	245,787
Retirement Living through 2020	1,429,447	189,209

The portfolios below paid the following amounts in capital gain dividends.

Portfolio	Capital Gain

Retirement Living through 2050	$128,041
Retirement Living through 2045	30,742,875
Retirement Living through 2040	27,995,277
Retirement Living through 2035	32,938,102
Retirement Living through 2030	36,420,297
Retirement Living through 2025	32,759,423
Retirement Living through 2020	29,056,371
Retirement Living through 2015	8,363,460
Retirement Living through 2010	22,542,582

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Retirement Living Portfolios	67

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and each of the Subadvisory Agreements and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) for each of the portfolios of the Trust discussed in this report (the funds). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reap-proved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the subadvisors (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the funds identified in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each fund, the Advisor, and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the funds and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisors with respect to the funds they manage. The Board noted the affiliation of two of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities market, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the funds, including, but not limited to, general supervision and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the

68	Retirement Living Portfolios | Annual report

Subadvisors’ compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the funds;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the funds; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the funds.

Investment performance. In considering the funds’ performance, the Board noted that it reviews at its regularly scheduled meetings information about the funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the funds’ performance;

(b) considered the comparative performance of each fund’s respective benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included each fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of each fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular funds.

The Board concluded that the performance of each of the funds has generally been in line with or generally outperformed the historical performance of comparable funds, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, each fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered each fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as each fund’s ranking within broader groups of funds. In comparing each fund’s net and contractual management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fees retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to all of the funds. The Board also noted that the Advisor pays the subadvisory fees of the funds, and that such fees are negotiated at arm’s length with respect to the unaffiliated Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, which is discussed further below. The Board also noted management’s discussion of the funds’ expenses, as well as certain actions taken over the past several years to reduce the funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisors’ services to the funds and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each fund is reasonable.

In addition, the Trustees concluded that the advisory fees are based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the funds and that the additional services are necessary because of the differences between the investment policies, strategies, and techniques of a fund of funds and those of its underlying portfolios.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to each fund;

Annual report | Retirement Living Portfolios	69

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the funds on a cost basis pursuant to an administrative services agreement;

(g) noted that certain Subadvisors of the funds are affiliates of the Advisor;

(h) noted that affiliates of the Advisor provide transfer agency services and distribution services to the funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the funds;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the funds;

(j) noted that the subadvisory fees for the funds are paid by the Advisor and are negotiated at arm’s length with respect to the unaffiliated Subadvisor;

(k) noted that the advisory fees are in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the funds invests; and

(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the funds and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor), from their relationship with each fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for certain of the underlying portfolios it advises in which each fund may invest and for each of the other John Hancock open-end funds (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.0150% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, and index funds of the Trust, John Hancock Variable Insurance Trust and the John Hancock closed-end funds.);

(b) reviewed the Trust’s advisory fee structure and concluded that (i) the funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders to benefit from economies of scale if those funds grow. The Board also took into account management’s discussion of the funds’ advisory fee structure; and

(c) considered the effect of the funds’ growth in size on their performance and fees. The Board also noted that if the funds’ assets increase over time, the funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to each Subadvisor’s business, including current subadvisory services to the Trust and other funds in the John Hancock family of funds, if applicable;

(2) the historical and current performance of each fund and comparative performance information relating to the fund’s benchmark and comparable funds;

(3) the subadvisory fee for each fund and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and the unaffiliated Subadvisor.

70	Retirement Living Portfolios | Annual report

Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the funds. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisors’ regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable fund that is consistent with the fund’s investment objective(s), the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with a fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the funds. The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the unaffiliated Subadvisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the unaffiliated Subadvisor from its relationship with the Trust were not material factors in the Board’s consideration of that Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the unaffiliated Subadvisor) of any material relationships with respect to the unaffiliated Subadvisor, which includes arrangements in which the unaffiliated Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts, and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with a fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that each fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if applicable, each fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to that fund as included in the report prepared by the independent third-party provider of mutual fund data. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the funds to fees charged by each fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered each fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark and each fund’s overall performance is satisfactory with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Noted that the subadvisory fees are paid by the Advisor, and that the fee structure for each of the funds contains breakpoints at the advisory fee level.

Annual report | Retirement Living Portfolios	71

In addition, the Trustees concluded that the subadvisory fees are based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios in which the funds invest and that the additional services are necessary because of the differences between the investment policies, strategies, and techniques of a fund of funds and those of its underlying portfolios.

Additional information relating to each fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreements for a particular fund is set forth in Appendix A.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements would be in the best interest of each of the funds and their respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.

72	Retirement Living Portfolios | Annual report

Appendix A

Performance of Portfolio
Portfolio (Subadviser)	as of December 31, 2012	Fees and Expenses	Other Comments

Retirement Living	Benchmark Index — The	Net management fees for this	The Board took into account
Through 2010	fund outperformed for the	fund are higher than the peer	management’s discussion
	one-year period and under-	group median.	of the fund’s performance,
(John Hancock Asset	performed for the three- and		including the favorable
Management a division of	five-year periods.	Total expenses for this	performance relative to its
Manulife Asset Management		fund are equal to the peer	benchmark index for the
(US) LLC)	Lipper Category — The	group median.	one-year period and its peer
	fund outperformed the aver-		group for the one-, three- and
(John Hancock Asset	age for the one-, three- and		five-year periods.
Management a division of	five-year periods.
Manulife Asset Management			The Board took into account
(North America) Limited)			management’s discussion of
the fund’s expenses, including
(QS Investors, LLC)			the impact of the differences in
the fund’s investment strategy
relative to the peer group.

Retirement Living	Benchmark Index — The	Net management fees for this	The Board took into account
Through 2015	fund outperformed for the	fund are higher than the peer	management’s discussion
	one-year period and under-	group median.	of the fund’s performance,
(John Hancock Asset	performed for the three- and		including the favorable
Management a division of	five-year periods.	Total expenses for this fund	performance relative to its
Manulife Asset Management		are higher than the peer	benchmark index for the
(US) LLC)	Lipper Category — The	group median.	one-year period and its peer
	fund outperformed the aver-		group for the one-, three- and
(John Hancock Asset	age for the one-, three- and		five-year periods.
Management a division of	five-year periods.
Manulife Asset Management			The Board took into account
(North America) Limited)			management’s discussion of
the fund’s expenses, including
(QS Investors, LLC)			the impact of the differences in
the fund’s investment strategy
relative to the peer group.

The Board noted that the
fund is subject to an expense
waiver that reduces certain
expenses of the fund.

Retirement Living	Benchmark Index — The	Net management fees for this	The Board took into account
Through 2020	fund outperformed for the	fund are higher than the peer	management’s discussion
	one-year period and under-	group median.	of the fund’s performance
(John Hancock Asset	performed for the three- and		including the favorable
Management a division of	five-year periods.	Total expenses for this fund	performance relative to its
Manulife Asset Management		are lower than the peer	benchmark index for the
(US) LLC)	Lipper Category — The	group median.	one-year period and its peer
	fund outperformed the aver-		group for the one-, three- and
(John Hancock Asset	age for the one-, three- and		five-year periods.
Management a division of	five-year periods.
Manulife Asset Management			The Board took into account
(North America) Limited)			management’s discussion of
the fund’s expenses.
(QS Investors, LLC)
The Board noted that the
Trust is subject to an expense
waiver that reduces certain
expenses of the fund.

Annual report | Retirement Living Portfolios	73

Performance of Portfolio
Portfolio (Subadviser)	as of December 31, 2012	Fees and Expenses	Other Comments

Retirement Living	Benchmark Index — The	Net management fees for this	The Board took into account
Through 2025	fund outperformed for the	fund are higher than the peer	management’s discussion
	one-year period and under-	group median.	of the fund’s performance,
(John Hancock Asset	performed for the three- and		including the favorable
Management a division of	five-year periods.	Total expenses for this fund	performance relative to its
Manulife Asset Management		are higher than the peer	benchmark index for the
(US) LLC)	Lipper Category — The fund	group median.	one-year period and its
	outperformed the average		peer group for the one- and
(John Hancock Asset	for the one- and three-year		three-year periods.
Management a division of	periods and underper-
Manulife Asset Management	formed the average for the		The Board took into account
(North America) Limited)	five-year period.		management’s discussion of
the fund’s expenses, including
(QS Investors, LLC)			the impact of the differences in
the fund’s investment strategy
relative to the peer group.

The Board noted that the
fund is subject to an expense
waiver that reduces certain
expenses of the fund.

Retirement Living	Benchmark Index — The	Net management fees for this	The Board took into account
Through 2030	fund outperformed for the	fund are higher than the peer	management’s discussion
	one-year period and under-	group median.	of the fund’s performance,
(John Hancock Asset	performed for the three- and		including the favorable
Management a division of	five-year periods.	Total expenses for this fund	performance relative to its
Manulife Asset Management		are lower than the peer	benchmark index for the
(US) LLC)	Lipper Category — The fund	group median.	one-year period and its
	outperformed the average		peer group for the one- and
(John Hancock Asset	for the one- and three-year		three-year periods.
Management a division of	periods and underper-
Manulife Asset Management	formed the average for the		The Board took into account
(North America) Limited)	five-year period.		management’s discussion of
the fund’s expenses.
(QS Investors, LLC)
The Board noted that the
fund is subject to an expense
waiver that reduces certain
expenses of the fund.

Retirement Living	Benchmark Index — The	Net management fees for this	The Board took into account
Through 2035	fund outperformed for the	fund are higher than the peer	management’s discussion of
	one-year period and under-	group median.	the fund’s performance includ-
(John Hancock Asset	performed for the three- and		ing the favorable performance
Management a division of	five-year periods.	Total expenses for this	relative to the benchmark
Manulife Asset Management		fund are equal to the peer	index for the one-year period
(US) LLC)	Lipper Category — The	group median.	and relative to the peer group
	fund outperformed the aver-		for the one-, three- and
(John Hancock Asset	age for the one-, three- and		five-year periods.
Management a division of	five-year periods.
Manulife Asset Management			The Board took into account
(North America) Limited)			management’s discussion of
the fund’s expenses, including
(QS Investors, LLC)			the impact of the differences in
the fund’s investment strategy
relative to the peer group.

The Board noted that the
fund is subject to an expense
waiver that reduces certain
expenses of the fund.

74	Retirement Living Portfolios | Annual report

Performance of Portfolio
Portfolio (Subadviser)	as of December 31, 2012	Fees and Expenses	Other Comments

Retirement Living	Benchmark Index — The	Net management fees for this	The Board took into account
Through 2040	fund outperformed for the	fund are higher than the peer	management’s discussion
	one-year period and under-	group median.	of the fund’s performance,
(John Hancock Asset	performed for the three- and		including the fund’s favor-
Management a division of	five-year periods.	Total expenses for this fund	able performance relative to
Manulife Asset Management		are lower than the peer	the benchmark index for the
(US) LLC)	Lipper Category — The	group median.	one-year period and relative
	fund outperformed the aver-		to the peer group for the one-,
(John Hancock Asset	age for the one-, three- and		three- and five-year periods.
Management a division of	five-year periods.
Manulife Asset Management			The Board took into account
(North America) Limited)			management’s discussion of
the fund’s expenses.
(QS Investors, LLC)
The Board noted that the
fund is subject to an expense
waiver that reduces certain
expenses of the fund.

Retirement Living	Benchmark Index — The	Net management fees for this	The Board took into account
Through 2045	fund outperformed for the	fund are higher than the peer	management’s discussion
	one-year period and under-	group median.	of the fund’s performance,
(John Hancock Asset	performed for the three- and		including the fund’s favor-
Management a division of	five-year periods.	Total expenses for this fund	able performance relative to
Manulife Asset Management		are lower than the peer	the benchmark index for the
(US) LLC)	Lipper Category — The	group median.	one-year period and relative
	fund outperformed the aver-		to the peer group for the one-,
(John Hancock Asset	age for the one-, three- and		three- and five-year periods.
Management a division of	five-year periods.
Manulife Asset Management			The Board took into account
(North America) Limited)			management’s discussion of
the fund’s expenses.
(QS Investors, LLC)
The Board noted that the
fund is subject to an expense
waiver that reduces certain
expenses of the fund.

Retirement Living	Benchmark Index — The	Net management fees for this	The Board noted the fund’s
Through 2050	fund outperformed for the	fund are equal to the peer	performance relative to
	one-year.	group median.	the benchmark index
(John Hancock Asset			and peer group for the
Management a division of	Lipper Category — The fund	Total expenses for this fund	one-year period.
Manulife Asset Management	outperformed the average	are lower than the peer
(US) LLC)	for the one-year.	group median.	The Board noted the fund’s
inception date of April 29,
(John Hancock Asset			2011, and that the fund
Management a division of			has a relatively limited
Manulife Asset Management			performance history.
(North America) Limited)
The Board noted that the
(QS Investors, LLC)			fund is subject to an expense
waiver that reduces certain
expenses of the fund.

Annual report | Retirement Living Portfolios	75

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of each portfolio and execute policies formulated by the Trustees.

Independent Trustees

		Number of
Name, year of birth	Trustee of	John Hancock
Position(s) held with fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1]	by Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and
Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman,
Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company)
(1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services
Corporation (1995–2007); Director, Connecticut River Bancorp (since 1998); Director, Virtus
Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee,
(2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds
III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable
Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee,
John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public
Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to
1999); Director, Lincoln Educational Services Corporation (since 2004); Director,
Symetra Financial Corporation (since 2010); Director, PMA Capital
Corporation (2004–2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III
(2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

William H. Cunningham,[3] Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director,
LIN Television (since 2009); Chairman (since 2009) and Director (since 2006), Lincoln
National Corporation (insurance); Director, Resolute Energy Corporation (since 2009);
Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc.
(until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin) (until 2009).

Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

76	Retirement Living Portfolios | Annual report

Independent Trustees (continued)
		Number of
Name, year of birth	Trustee of	John Hancock
Position(s) held with fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since	by Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice
President, Frontier Capital Management Company (1988–2007); Director, Fiduciary
Trust (since 2009).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director,
The Todd Organization (consulting firm) (2003–2010); President, Westport Resources
Management (investment management consulting firm) (2006–2008); Senior Managing
Director, Partner, and Operating Head, Putnam Investments (2000–2003); Executive Vice
President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson,[3] Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive
Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable
Foundation (since 2001); Board of Directors of American Student Assistance Corporation
(1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of
Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Associate Professor, The Wallace E. Carroll School of Management, Boston College
(since 1984); Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds)
(since 2008); Director, The Barnes Group (since 2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III
(2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky,[3] Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000);
Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate)
(since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds;
Trustee and Vice Chairperson of the Board, John Hancock retail funds, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo,[3] Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and
Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-
entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc.
(nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters,
KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002);
Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992);
Director, Treasurer and Chairman of Audit and Finance Committees, Putnam Hospital Center
(1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and
Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Annual report | Retirement Living Portfolios	77

Non-Independent Trustees[4]
		Number of
Name, year of birth	Trustee of	John Hancock
Position(s) held with fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since	by Trustee

James R. Boyle, Born: 1959	2005	230

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds,
LLC, and John Hancock Investment Management Services, LLC (2005–2010).

Trustee, John Hancock retail funds (2005–2010 and since 2012), Trustee, John Hancock
Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[3] Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and
General Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012),
including prior positions).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

Warren A. Thomson,[3] Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial
Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife Asset Management (since 2001, including prior positions); Director (since 2006), and President and Chief Executive Officer (since 2013),
Manulife Asset Management Limited; Director and Chairman, Hancock Natural Resources
Group, Inc. (since 2013).

Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Principal officers who are not Trustees
		Officer
Name, year of birth		of the
Position(s) held with fund		Trust
Principal occupation(s) and other directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC, and
John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012); President,
John Hancock Investment Management Services, LLC (since 2010).

President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971		2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President,
John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President,
John Hancock Investment Management Services, LLC (since 2006, including prior positions); President,
John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

78	Retirement Living Portfolios | Annual report

Principal officers who are not Trustees (continued)
Officer
Name, year of birth	of the
Position(s) held with fund	Trust
Principal occupation(s) and other directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer,
John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior position).

John Hancock retail funds is composed of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210–2805.

The Statement of Additional Information of the portfolios includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800–225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.
2 Member of Audit Committee.
3 Became a Trustee of the Trust, effective December 1, 2012.
4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive or director with the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

Annual report | Retirement Living Portfolios	79

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management Services, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisors
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	John Hancock Asset Management a division of
Grace K. Fey	Manulife Asset Management (North America) Limited
Theron S. Hoffman*
Deborah C. Jackson	QS Investors, Inc. (subadvisor consultant)
Hassell H. McClellan
Gregory A. Russo	Principal distributor
Warren A. Thomson†	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Andrew G. Arnott	John Hancock Signature Services, Inc.
Executive Vice President
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Portfolios’ proxy voting policies and procedures, as well as the Portfolios’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The Portfolios’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Portfolios’ Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

80	Retirement Living Portfolios | Annual report	Semiannual report | Retirement Living Portfolios

John Hancock INVESTMENTS

800-225-5291
800-554-6713 TDD
800-338-8080 EASI-Line
www.jhinvestments.com

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LCA 8/13
10/13

John Hancock

Retirement Choices Portfolios

Annual Report

8.31.13

Retirement Choices at 2050 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Choices at 2050 Portfolio’s Class 1 shares returned 11.49%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, which rolls down in its equity weighting to match the portfolio’s glide path, returned 14.67%. The Morningstar, Inc. target-date 2046–2050 fund category returned an average 13.67%.†

In evaluating this portfolio, we need to remind shareholders that our objective in managing this portfolio is to narrow the range of potential wealth outcomes near retirement. We place significant emphasis on capital preservation.

The portfolio underperformed its blended benchmark and the S&P 500 Index. The allocations to emerging markets hurt the portfolio’s performance as the region’s assets came under pressure from slowing emerging market growth and risk aversion. Also detracting were U.S. and global REITs (real estate investment trusts), long-term bonds, and other credit products.

The portfolio’s performance was primarily boosted by allocations to intermediate-term credit and high-yield bonds.

Retirement Choices at 2045 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Choices at 2045 Portfolio’s Class 1 shares returned 11.59%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, which rolls down in its equity weighting to match the portfolio’s glide path, returned 14.67%. The Morningstar, Inc. target-date 2041–2045 fund category returned an average 14.33%.†

In evaluating this portfolio, we need to remind shareholders that our objective in managing this portfolio is to narrow the range of potential wealth outcomes near retirement. We place significant emphasis on capital preservation.

The portfolio underperformed its blended benchmark and the S&P 500 Index. The allocations to emerging markets hurt the portfolio’s performance as the region’s assets came under pressure from slowing emerging-market growth and risk aversion. Also detracting were U.S. REITs (real estate investment trusts), long-term bonds and other credit products.

The portfolio’s performance was primarily boosted by allocations to high-yield bonds.

Retirement Choices at 2040 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Choices at 2040 Portfolio’s Class 1 shares returned 11.60%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, which rolls down its equity weighting to match the portfolio’s glide path, returned 14.45%. The Morningstar, Inc. target-date 2036–2040 fund category returned an average 13.01%.†

In evaluating this portfolio, we need to remind shareholders that our objective in managing this portfolio is to narrow the range of potential wealth outcomes near retirement. We place significant emphasis on capital preservation.

The portfolio underperformed its blended benchmark and the S&P 500 Index. The allocations to emerging markets hurt the portfolio’s performance as emerging-market assets came under pressure from slowing emerging market growth and risk aversion. Also detracting were U.S. and global REITs (real estate investment trusts), global natural resources, long-term bonds and other credit products.

The portfolio’s performance was primarily boosted by allocations to intermediate-term credit and high-yield bonds.

Retirement Choices at 2035 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Choices at 2035 Portfolio’s Class 1 shares returned 10.94%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, which rolls down in its equity weighting to match the portfolio’s glide path, returned 13.57%. The Morningstar, Inc. target-date 2031–2035 fund category returned an average 13.03%.†

4	Retirement Choices Portfolios | Annual report

In evaluating this portfolio, we need to remind shareholders that our objective in managing this portfolio is to narrow the range of potential wealth outcomes near retirement. We place significant emphasis on capital preservation.

The portfolio underperformed its blended benchmark and the S&P 500 Index but outperformed the Barclays U.S. Aggregate Bond Index. The allocations to emerging markets hurt the portfolio’s performance as the region’s assets came under pressure from slowing emerging-market growth and risk aversion. Also detracting were U.S. and global REITs (real estate investment trusts), global natural resources, and long-term credit.

The portfolio’s performance was primarily boosted by allocations to intermediate-term credit and high-yield bonds.

Retirement Choices at 2030 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Choices at 2030 Portfolio’s Class 1 shares returned 9.50%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, which rolls down in its equity weighting to match the portfolio’s glide path, returned 11.83%. The Morningstar, Inc. target-date 2026–2030 fund category returned an average 10.84%†

In evaluating this portfolio, we need to remind shareholders that our objective is to narrow the range of potential wealth outcomes near retirement. We place significant emphasis on capital preservation.

The portfolio underperformed its blended benchmark and the S&P 500 Index but outperformed the Barclays U.S. Aggregate Bond Index. The allocations to emerging markets hurt the portfolio’s performance as emerging-market assets came under pressure from slowing emerging-market growth and risk aversion. Also detracting were U.S. REITs (real estate investment trusts), and global natural resources.

The portfolio’s performance was primarily boosted by allocations to intermediate-term credit and high-yield bonds.

Retirement Choices at 2025 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Choices at 2025 Portfolio’s Class 1 shares returned 7.14%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, which rolls down in its equity weighting to match the portfolio’s glide path, returned 8.83%. The Morningstar, Inc. target-date 2021–2025 fund category returned an average 9.95%.†

In evaluating this portfolio, we need to remind shareholders that our objective is to narrow the range of potential wealth outcomes near retirement. We place significant emphasis on capital preservation.

The portfolio underperformed its blended benchmark and the S&P 500 Index but outperformed the Barclays U.S. Aggregate Bond Index. The allocations to emerging markets hurt the portfolio’s performance as emerging-market assets came under pressure from slowing emerging-market growth and risk aversion. Also detracting were U.S. REITs (real estate investment trusts), and global natural resources.

The fund’s fixed-income allocations were top contributors and outpaced the Barclays U.S. Aggregate Bond Index. Holdings in short- and intermediate-term bonds boosted returns, as did high-yield bonds.

Retirement Choices at 2020 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Choices at 2020 Portfolio’s Class 1 shares returned 3.81%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, which rolls down in its equity weighting to match the portfolio’s glide path, returned 4.84%. The Morningstar, Inc. target-date 2016–2020 fund category returned an average 7.41%.

In evaluating this portfolio, we need to remind shareholders that our objective in managing this portfolio is to narrow the range of potential wealth outcomes near retirement. We place significant emphasis on capital preservation.

Annual report | Retirement Choices Portfolios	5

The portfolio underperformed its blended benchmark and the S&P 500 Index but outperformed the Barclays U.S. Aggregate Bond Index. The allocations to emerging markets hurt the portfolio’s performance as emerging-market assets came under pressure from slowing emerging-market growth and risk aversion. Also detracting were U.S. REITs (real estate investment trusts), global natural resources, and TIPS (Treasury Inflation-Protected Securities).

The fixed-income allocations were top contributors and outpaced the Barclays U.S. Aggregate Bond Index. Holdings in short- and intermediate-term bonds boosted returns as did high-yield bonds.

Retirement Choices at 2015 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Choices at 2015 Portfolio’s Class 1 shares returned 0.40%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, which rolls down its equity weighting to match the portfolio’s glide path, returned 0.35%. The Morningstar, Inc. target-date 2011–2015 fund category returned an average 6.33%.†

In evaluating this portfolio, we need to remind shareholders that our objective in managing this portfolio is to narrow the range of potential wealth outcomes near retirement. We place significant emphasis on capital preservation.

The portfolio outperformed its blended benchmark and exhibited less volatility relative to the broad market (S&P 500 Index). The fixed-income allocations were top contributors and outpaced the Barclays U.S. Aggregate Bond Index.

Holdings in short- and intermediate-term bonds boosted returns as did high-yield bonds, small- and mid-cap equities, and international developed large-cap equities.

Detracting from performance was our allocation to emerging-market equities, which came under pressure from slowing emerging market growth and risk aversion. U.S. REITs (real estate investment trusts) also hurt the portfolio’s performance.

Retirement Choices at 2010 Portfolio

For the 12 months ended August 31, 2013, John Hancock Retirement Choices at 2010 Portfolio’s Class 1 shares lost 0.33%, excluding sales charges. In comparison, the S&P 500 Index returned 18.70% over the same period and the Barclays U.S. Aggregate Bond Index lost 2.47%. A blended index, which rolls down its equity weighting to match the portfolio’s glide path, lost 0.89%.1 The Morningstar, Inc. target-date 2000–2010 fund category returned an average 5.28%.†

In evaluating this portfolio, we need to remind shareholders that our objective in managing this portfolio is to narrow the range of potential wealth outcomes near retirement. We place significant emphasis on capital preservation.

The portfolio outperformed its blended benchmark and exhibited less volatility relative to the broad market (S&P 500 Index). The fixed-income allocations were top contributors and outpaced the Barclays U.S. Aggregate Bond Index. Holdings in short- and intermediate-term bonds boosted returns as did high-yield bonds.

Detracting from performance was our allocation to emerging-market equities, which hurt the portfolio’s performance as the region’s assets came under pressure from slowing emerging market growth and risk aversion. REITs (real-estate investment trusts) and TIPS (Treasury inflation-protected securities) also detracted from performance.

6	Retirement Choices Portfolios | Annual report

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way a guarantee of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The portfolios’ performance depends on the Advisor’s and Subadvisors’ skills in determining the strategic asset class allocations, the mix of underlying funds and the performance of those underlying funds. The underlying funds’ performance may be lower than the performance of the asset class which they were selected to represent. The portfolios are subject to the same risks as the underlying funds in which they invest, which include the following: stocks and bonds can decline due to adverse issuer, market, regulatory or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; and the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; high-yield bonds are subject to additional risks, such as increased risk of default. Absolute return funds are not designed to outperform stocks and bonds in strong markets and there is no guarantee of positive results. They employ certain techniques which are intended to reduce risk and volatility in the fund and provide protection against a decline in the fund’s assets. However, there is no guarantee that any investment strategy will be successful or that the fund’s objectives will be achieved. For additional information on these and other risk considerations, please see the portfolios’ prospectuses.

† Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

1 The S&P 500 Index is composed of 500 widely held common stocks. The Barclays U.S. Aggregate Bond Index includes U.S. government, corporate and mortgage-backed securities with maturities up to 30 years. These indexes are the portfolio’s primary benchmarks. A custom benchmark is also shown to reflect the portfolio’s asset allocation under normal conditions. This blended benchmark adjusts over time to match each portfolio’s glide path.

Annual report | Retirement Choices Portfolios	7

John Hancock Retirement Choices at 2050 Portfolio

Performance chart

Total returns for period ending 8-31-13

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11

Average annual total returns

1 year	10.73%	11.00%	11.24%	11.55%	11.49%	18.70%	–2.47%	14.67%

Since inception	4.57%	2.90%	5.37%	4.77%	5.52%	10.54%	3.15%	9.33%

Cumulative returns

Since inception	11.03%	6.93%	13.04%	11.53%	13.42%	26.45%	7.52%	23.23%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for all classes. Had the fee waivers and expense limitations not been in place gross expenses would apply. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests.

The expense ratios are as follows:

	Class R1*	Class R2*	Class R4*ˆ	Class R6*	Class 1
Net (%)	1.40	1.15	0.90	0.65	0.70
Gross (%)	4.41	4.16	5.50	3.66	0.85

* Expenses have been estimated for the Classes’ first full year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6 and Class R4 shares, as applicable.

8	Retirement Choices Portfolios | Annual report

John Hancock Retirement Choices at 2045 Portfolio

Performance chart

Total returns for period ending 8-31-13

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1 year	10.82%	11.09%	11.43%	11.64%	11.59%	18.70%	–2.47%	14.67%

Since inception	6.63%	4.77%	7.96%	5.45%	8.04%	11.87%	3.85%	10.58%

Cumulative returns

Since inception	23.89%	16.84%	29.16%	19.39%	29.46%	45.42%	13.43%	39.91%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for all classes. Had the fee waivers and expense limitations not been in place gross expenses would apply. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests.

The expense ratios are as follows:

	Class R1*	Class R2*	Class R4*ˆ	Class R6*	Class 1
Net (%)	1.40	1.15	0.90	0.65	0.70
Gross (%)	4.29	4.04	5.38	3.54	0.73

* Expenses have been estimated for the Classes’ first full year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6 and Class R4 shares, as applicable.

Annual report | Retirement Choices Portfolios	9

John Hancock Retirement Choices at 2040 Portfolio

Performance chart

Total returns for period ending 8-31-13

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1 year	10.75%	11.02%	11.34%	11.56%	11.60%	18.70%	–2.47%	14.45%

Since inception	6.61%	5.42%	7.96%	5.55%	8.04%	11.87%	3.85%	10.50%

Cumulative returns

Since inception	23.85%	19.28%	29.15%	19.78%	29.46%	45.42%	13.43%	39.59%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for all classes. Had the fee waivers and expense limitations not been in place gross expenses would apply. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests.

The expense ratios are as follows:

	Class R1*	Class R2*	Class R4*ˆ	Class R6*	Class 1
Net (%)	1.40	1.15	0.90	0.65	0.70
Gross (%)	3.35	3.10	4.24	2.60	0.72

* Expenses have been estimated for the Classes’ first full year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6 and Class R4 shares, as applicable.

10	Retirement Choices Portfolios | Annual report

John Hancock Retirement Choices at 2035 Portfolio

Performance chart

Total returns for period ending 8-31-13

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1 year	10.18%	10.45%	10.78%	10.99%	10.94%	18.70%	–2.47%	13.57%

Since inception	6.56%	5.40%	7.77%	6.33%	7.85%	11.87%	3.85%	10.18%

Cumulative returns

Since inception	23.63%	19.19%	28.41%	22.75%	28.70%	45.42%	13.43%	38.24%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for all classes. Had the fee waivers and expense limitations not been in place gross expenses would apply. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests.

The expense ratios are as follows:

	Class R1*	Class R2*	Class R4*ˆ	Class R6*	Class 1
Net (%)	1.40	1.15	0.90	0.65	0.70
Gross (%)	3.33	3.08	4.23	2.58	0.71

* Expenses have been estimated for the Classes’ first full year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6 and Class R4 shares, as applicable.

Annual report | Retirement Choices Portfolios	11

John Hancock Retirement Choices at 2030 Portfolio

Performance chart

Total returns for period ending 8-31-13

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1 year	8.75%	9.02%	9.35%	9.55%	9.50%	18.70%	–2.47%	11.83%

Since inception	6.20%	5.40%	7.38%	6.16%	7.45%	11.87%	3.85%	9.58%

Cumulative returns

Since inception	22.24%	19.21%	26.85%	22.08%	27.14%	45.42%	13.43%	35.73%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for all classes. Had the fee waivers and expense limitations not been in place gross expenses would apply. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests.

The expense ratios are as follows:

	Class R1*	Class R2*	Class R4*ˆ	Class R6*	Class 1
Net (%)	1.40	1.15	0.90	0.65	0.70
Gross (%)	2.86	2.61	3.56	2.11	0.70

* Expenses have been estimated for the Classes’ first full year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6 and Class R4 shares, as applicable.

12	Retirement Choices Portfolios | Annual report

John Hancock Retirement Choices at 2025 Portfolio

Performance chart

Total returns for period ending 8-31-13

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1 year	6.40%	6.67%	7.01%	7.19%	7.14%	18.70%	–2.47%	8.83%

Since inception	5.62%	4.83%	6.76%	5.85%	6.82%	11.87%	3.85%	8.49%

Cumulative returns

Since inception	20.03%	17.05%	24.40%	20.92%	24.67%	45.42%	13.43%	31.26%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for all classes. Had the fee waivers and expense limitations not been in place gross expenses would apply. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests.

The expense ratios are as follows:

	Class R1*	Class R2*	Class R4*ˆ	Class R6*	Class 1
Net (%)	1.41	1.16	0.91	0.66	0.71
Gross (%)	2.87	2.62	3.57	2.12	0.71

* Expenses have been estimated for the class’s first full year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6 and Class R4 shares, as applicable.

Annual report | Retirement Choices Portfolios	13

John Hancock Retirement Choices at 2020 Portfolio

Performance chart

Total returns for period ending 8-31-13

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1 year	3.18%	3.44%	3.69%	3.95%	3.81%	18.70%	–2.47%	4.84%

Since inception	4.58%	3.80%	5.70%	4.63%	5.77%	11.87%	3.85%	6.95%

Cumulative returns

Since inception	16.12%	13.27%	20.35%	16.33%	20.59%	45.42%	13.43%	25.17%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for all classes. Had the fee waivers and expense limitations not been in place gross expenses would apply. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests.

The expense ratios are as follows:

	Class R1*	Class R2*	Class R4*ˆ	Class R6*	Class 1
Net (%)	1.42	1.17	0.92	0.67	0.72
Gross (%)	2.88	2.63	3.58	2.13	0.71

* Expenses have been estimated for the Classes’ first full year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6 and Class R4 shares, as applicable.

14	Retirement Choices Portfolios | Annual report

John Hancock Retirement Choices at 2015 Portfolio

Performance chart

Total returns for period ending 8-31-13

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1 year	–0.30%	–0.05%	0.20%	0.45%	0.40%	18.70%	–2.47%	0.35%

Since inception	3.30%	2.71%	4.49%	3.07%	4.58%	11.87%	3.85%	5.09%

Cumulative returns

Since inception	11.44%	9.34%	15.78%	10.61%	16.12%	45.42%	13.43%	18.02%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for all classes. Had the fee waivers and expense limitations not been in place gross expenses would apply. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests.

The expense ratios are as follows:

	Class R1*	Class R2*	Class R4*ˆ	Class R6*	Class 1
Net (%)	1.42	1.17	0.92	0.67	0.72
Gross (%)	2.89	2.64	3.60	2.14	0.73

* Expenses have been estimated for the Classes’ first full year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6 and Class R4 shares, as applicable.

Annual report | Retirement Choices Portfolios	15

John Hancock Retirement Choices at 2010 Portfolio

Performance chart

Total returns for period ending 8-31-13

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1 year	–1.03%	–0.78%	–0.53%	–0.28%	–0.33%	18.70%	–2.47%	–0.89%

Since inception	3.02%	1.93%	4.24%	2.54%	4.33%	11.87%	3.85%	4.56%

Cumulative returns

Since inception	10.46%	6.59%	14.87%	8.74%	15.20%	45.42%	13.43%	16.06%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-13 for all classes. Had the fee waivers and expense limitations not been in place gross expenses would apply. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests.

The expense ratios are as follows:

	Class R1*	Class R2*	Class R4*ˆ	Class R6*	Class 1
Net (%)	1.42	1.17	0.92	0.67	0.72
Gross (%)	3.38	3.13	4.27	2.63	0.74

* Expenses have been estimated for the Classes’ first full year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 12-31-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R6 and Class R4 shares, as applicable.

16	Retirement Choices Portfolios | Annual report

Your expenses

As a shareholder of a John Hancock Funds II Retirement Choices Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses which each Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and each Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2013 through August 31, 2013).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the Portfolios’ prospectuses for details regarding transaction costs.

Annual report | Retirement Choices Portfolios	17

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-13	8-31-13	3-1-13–8-31-13	Expense Ratio[2]
Retirement Choices at 2050 Portfolio

Class R1	Actual	$1,000.00	$1,026.50	$5.11	1.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.09	1.00%

Class R2	Actual	1,000.00	1,027.50	3.83	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%

Class R4	Actual	1,000.00	1,029.30	2.56	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.55	0.50%

Class R6	Actual	1,000.00	1,030.40	1.28	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.28	0.25%

Class 1	Actual	1,000.00	1,030.40	1.54	0.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.53	0.30%

Retirement Choices at 2045 Portfolio

Class R1	Actual	$1,000.00	$1,027.00	$5.11	1.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.09	1.00%

Class R2	Actual	1,000.00	1,027.90	3.83	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%

Class R4	Actual	1,000.00	1,029.50	2.56	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.55	0.50%

Class R6	Actual	1,000.00	1,030.50	1.28	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.28	0.25%

Class 1	Actual	1,000.00	1,030.50	1.54	0.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.53	0.30%

Retirement Choices at 2040 Portfolio

Class R1	Actual	$1,000.00	$1,027.10	$5.11	1.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.09	1.00%

Class R2	Actual	1,000.00	1,028.00	3.83	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%

Class R4	Actual	1,000.00	1,029.60	2.56	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.55	0.50%

Class R6	Actual	1,000.00	1,030.60	1.28	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.28	0.25%

Class 1	Actual	1,000.00	1,030,60	1.54	0.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.53	0.30%

Retirement Choices at 2035 Portfolio

Class R1	Actual	$1,000.00	$1,024.60	$5.15	1.01%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.14	1.01%

Class R2	Actual	1,000.00	1,025.40	3.88	0.76%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.87	0.76%

Class R4	Actual	1,000.00	1,027.10	2.61	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.60	0.51%

Class R6	Actual	1,000.00	1,028.10	1.33	0.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.33	0.26%

Class 1	Actual	1,000.00	1,028.10	1.58	0.31%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.58	0.31%

18	Retirement Choices Portfolios | Annual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-13	8-31-13	3-1-13–8-31-13	Expense Ratio[2]
Retirement Choices at 2030 Portfolio

Class R1	Actual	$1,000.00	$1,017.90	$5.29	1.04%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	5.30	1.04%

Class R2	Actual	1,000.00	1,019.60	4.02	0.79%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.02	0.79%

Class R4	Actual	1,000.00	1,021.30	2.75	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.75	0.54%

Class R6	Actual	1,000.00	1,022.30	1.48	0.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.48	0.29%

Class 1	Actual	1,000.00	1,021.40	1.73	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.73	0.34%

Retirement Choices at 2025 Portfolio

Class R1	Actual	$1,000.00	$1,008.60	$5.42	1.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.45	1.07%

Class R2	Actual	1,000.00	1,010.40	4.16	0.82%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.18	0.82%

Class R4	Actual	1,000.00	1,011.20	2.89	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.91	0.57%

Class R6	Actual	1,000.00	1,012.10	1.62	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.63	0.32%

Class 1	Actual	1,000.00	1,012.10	1.88	0.37%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.89	0.37%

Retirement Choices at 2020 Portfolio

Class R1	Actual	$1,000.00	$995.60	$5.83	1.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.90	1.16%

Class R2	Actual	1,000.00	996.50	4.58	0.91%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.63	0.91%

Class R4	Actual	1,000.00	998.30	3.32	0.66%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.36	0.66%

Class R6	Actual	1,000.00	999.10	2.07	0.41%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	2.09	0.41%

Class 1	Actual	1,000.00	998.20	2.32	0.46%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	2.35	0.46%

Retirement Choices at 2015 Portfolio

Class R1	Actual	$1,000.00	$997.00	$6.24	1.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	6.31	1.24%

Class R2	Actual	1,000.00	999.50	4.99	0.99%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.04	0.99%

Class R4	Actual	1,000.00	984.80	3.70	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%

Class R6	Actual	1,000.00	1,002.00	2.47	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.50	0.49%

Class 1	Actual	1,000.00	985.60	2.70	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1, 022.50	2.75	0.54%

Annual report | Retirement Choices Portfolios	19

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-13	8-31-13	3-1-13–8-31-13	Expense Ratio[2]
Retirement Choices at 2010 Portfolio

Class R1	Actual	$1,000.00	$982.80	$6.35	1.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.46	1.27%

Class R2	Actual	1,000.00	984.60	5.10	1.02%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.19	1.02%

Class R4	Actual	1,000.00	985.50	3.85	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.92	0.77%

Class R6	Actual	1,000.00	986.40	2.60	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.65	0.52%

Class 1	Actual	1,000.00	986.40	2.85	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.91	0.57%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period
(184) and divided by 365 (to reflect the one-half year period).
2 The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
Period	Choices at	Choices at	Choices at	Choices at	Choices at	Choices at	Choices at	Choices at	Choices at
ended	2050	2045	2040	2035	2030	2025	2020	2015	2010
8-31-13	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%	0.10%–0.65%

20	Retirement Choices Portfolios | Annual report

Portfolios’ investments

Retirement Choices at 2050 Portfolio
As of 8-31-13

	Shares	Value
AFFILIATED INVESTMENT COMPANIES — 68.7%

EQUITY 68.1%

John Hancock Funds II (G) 68.1%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	12,504,423	$147,802,283

FIXED INCOME 0.6%

John Hancock Funds II (G) 0.6%

Short Term Government Income, Class NAV
(John Hancock1) (A)	138,925	1,360,080

UNAFFILIATED INVESTMENT COMPANIES — 31.5%

EXCHANGE TRADED FUNDS 31.5%

iShares iBoxx Investment Grade
Corporate Bond Fund	25,994	2,938,622

PowerShares Senior Loan Portfolio	44,399	1,098,431

SPDR Barclays Capital High Yield Bond ETF	275,603	10,933,171

Vanguard Dividend Appreciation ETF	138,295	9,305,871

Vanguard Energy ETF	23,804	2,774,118

Vanguard Intermediate-Term Corporate Bond ETF	14,321	1,180,910

Vanguard Long-Term Bond ETF	70,493	5,839,640

Vanguard Long-Term Corporate Bond ETF	81,253	6,641,620

Vanguard Materials ETF	30,045	2,734,095

Vanguard MSCI Emerging Markets ETF	283,142	10,680,116

Vanguard REIT ETF	68,584	4,425,726

Vanguard Total Bond Market ETF	123,072	9,865,452

Total investments
(Cost $203,238,129) 100.2%		$217,580,135

Other assets and liabilities, net (0.2%)		(366,060)

TOTAL NET ASSETS 100.0%		$217,214,075

Percentages are based upon net assets.

Retirement Choices at 2045 Portfolio
As of 8-31-13

	Shares	Value
AFFILIATED INVESTMENT COMPANIES — 68.7%

EQUITY 68.1%

John Hancock Funds II (G) 68.1%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	19,161,378	$226,487,483

FIXED INCOME 0.6%

John Hancock Funds II (G) 0.6%

Short Term Government Income, Class NAV
(John Hancock1) (A)	190,791	1,867,842

UNAFFILIATED INVESTMENT COMPANIES — 31.7%

EXCHANGE TRADED FUNDS 31.7%

iShares iBoxx Investment Grade
Corporate Bond Fund	62,443	7,059,181

PowerShares Senior Loan Portfolio	68,283	1,689,321

Retirement Choices at 2045 Portfolio
(continued)

	Shares	Value
EXCHANGE TRADED FUNDS (continued)

SPDR Barclays Capital High Yield Bond ETF	415,066	$16,465,668

SPDR Barclays Capital Short-Term
Corporate Bond ETF	13,809	421,865

Vanguard Dividend Appreciation ETF	211,919	14,260,030

Vanguard Energy ETF	36,489	4,252,428

Vanguard Intermediate-Term Bond ETF	22,694	1,872,709

Vanguard Intermediate-Term Corporate
Bond ETF	21,000	1,731,660

Vanguard Long-Term Bond ETF	78,218	6,479,579

Vanguard Long-Term Corporate Bond ETF	95,264	7,786,879

Vanguard Materials ETF	46,324	4,215,484

Vanguard MSCI Emerging Markets ETF	446,515	16,842,546

Vanguard REIT ETF	104,902	6,769,326

Vanguard Total Bond Market ETF	195,068	15,636,651

Total investments
(Cost $308,119,440) 100.4%		$333,838,652

Other assets and liabilities, net (0.4%)		(1,310,782)

TOTAL NET ASSETS 100.0%		$332,527,870

Percentages are based upon net assets.

Retirement Choices at 2040 Portfolio
As of 8-31-13

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 67.7%

EQUITY 67.2%

John Hancock Funds II (G) 67.2%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	25,817,992	$305,168,665

FIXED INCOME 0.5%

John Hancock Funds II (G 0.5%

Short Term Government Income, Class NAV
(John Hancock1) (A)	249,614	2,443,725

UNAFFILIATED INVESTMENT COMPANIES — 32.5%

EXCHANGE TRADED FUNDS 32.5%

iShares iBoxx Investment Grade
Corporate Bond Fund	128,792	14,559,936

PowerShares Senior Loan Portfolio	93,054	2,302,156

SPDR Barclays Capital High Yield Bond ETF	512,284	20,322,306

SPDR Barclays Capital Short-Term
Corporate Bond ETF	47,801	1,460,321

Vanguard Dividend Appreciation ETF	286,595	19,284,978

Vanguard Energy ETF	49,599	5,780,267

Vanguard FTSE Emerging Markets ETF	581,191	21,922,525

Vanguard Intermediate-Term Bond ETF	69,676	5,749,664

Vanguard Intermediate-Term Corporate Bond ETF	48,984	4,039,221

Vanguard Long-Term Bond ETF	88,487	7,330,263

Vanguard Long-Term Corporate Bond ETF	78,312	6,401,223

	Annual report | Retirement Choices Portfolios	21
See notes to financial statements

Retirement Choices at 2040 Portfolio
(continued)

	Shares	Value
EXCHANGE TRADED FUNDS (continued)

Vanguard Materials ETF	62,292	$5,668,572

Vanguard REIT ETF	142,898	9,221,208

Vanguard Total Bond Market ETF	291,418	23,360,067

Total investments
(Cost $419,787,713) 100.2%		$455,015,097

Other assets and liabilities, net (0.2%)		(881,984)

TOTAL NET ASSETS 100.0%		$454,133,113

Percentages are based upon net assets.

Retirement Choices at 2035 Portfolio
As of 8-31-13

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 65.0%

EQUITY 64.0%

John Hancock Funds II (G) 64.0%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	35,176,133	$415,781,890

FIXED INCOME 1.0%

John Hancock Funds II (G) 1.0%

Short Term Government Income, Class NAV
(John Hancock1) (A)	697,879	6,832,234

UNAFFILIATED INVESTMENT COMPANIES — 35.2%

EXCHANGE TRADED FUNDS 35.2%

iShares iBoxx Investment Grade
Corporate Bond Fund	245,931	27,802,500

PowerShares Senior Loan Portfolio	132,836	3,286,363

SPDR Barclays Capital High Yield Bond ETF	651,803	25,857,025

SPDR Barclays Capital Short-Term
Corporate Bond ETF	142,384	4,349,831

Vanguard Dividend Appreciation ETF	383,117	25,779,943

Vanguard Energy ETF	70,261	8,188,217

Vanguard FTSE Emerging Markets ETF	790,869	29,831,579

Vanguard Intermediate-Term Bond ETF	205,039	16,919,818

Vanguard Intermediate-Term Corporate Bond ETF	196,769	16,225,572

Vanguard Long-Term Bond ETF	31,974	2,648,726

Vanguard Long-Term Corporate Bond ETF	97,832	7,996,788

Vanguard Materials ETF	88,437	8,047,767

Vanguard REIT ETF	176,084	11,362,701

Vanguard Total Bond Market ETF	501,654	40,212,585

Total investments
(Cost $602,885,479) 100.2%		$651,123,539

Other assets and liabilities, net (0.2%)		(1,315,817)

TOTAL NET ASSETS 100.0%		$649,807,722

Percentages are based upon net assets.

Retirement Choices at 2030 Portfolio
As of 8-31-13

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 58.2%

EQUITY 57.1%

John Hancock Funds II (G) 57.1%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	39,661,053	$468,793,641

FIXED INCOME 1.1%

John Hancock Funds II (G) 1.1%

Short Term Government Income, Class NAV
(John Hancock1) (A)	893,719	8,749,514

UNAFFILIATED INVESTMENT COMPANIES — 42.1%

EXCHANGE TRADED FUNDS 42.1%

iShares iBoxx Investment Grade
Corporate Bond Fund	448,519	50,705,073

PowerShares Senior Loan Portfolio	168,104	4,158,893

SPDR Barclays Capital High Yield Bond ETF	731,706	29,026,776

SPDR Barclays Capital Short-Term
Corporate Bond ETF	137,523	4,201,328

Vanguard Dividend Appreciation ETF	476,078	32,035,289

Vanguard Energy ETF	87,545	10,202,494

Vanguard Intermediate-Term Bond ETF	479,479	39,566,607

Vanguard Intermediate-Term Corporate Bond ETF	438,904	36,192,024

Vanguard Materials ETF	88,542	8,057,322

Vanguard MSCI Emerging Markets ETF	880,344	33,206,576

Vanguard REIT ETF	188,149	12,141,255

Vanguard Short-Term Bond ETF	68,796	5,506,432

Vanguard Short-Term Corporate Bond ETF	138,444	10,964,765

Vanguard Total Bond Market ETF	874,334	70,086,613

Total investments
(Cost $771,281,802) 100.3%		$823,594,602

Other assets and liabilities, net (0.3%)		(2,754,847)

TOTAL NET ASSETS 100.0%		$820,839,755

Percentages are based upon net assets.

Retirement Choices at 2025 Portfolio
As of 8-31-13

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 46.5%

EQUITY 44.8%

John Hancock Funds II (G) 44.8%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	35,536,898	$420,046,129

FIXED INCOME 1.7%

John Hancock Funds II (G) 1.7%

Short Term Government Income, Class NAV
(John Hancock1) (A)	1,576,001	15,429,053

UNAFFILIATED INVESTMENT COMPANIES — 53.8%

EXCHANGE TRADED FUNDS 53.8%

iShares iBoxx Investment Grade
Corporate Bond Fund	569,287	64,357,895

PowerShares Senior Loan Portfolio	191,836	4,746,023

22	Retirement Choices Portfolios | Annual report
See notes to financial statements

Retirement Choices at 2025 Portfolio
(continued)

	Shares	Value
EXCHANGE TRADED FUNDS (continued)

SPDR Barclays Capital High Yield Bond ETF	721,248	$28,611,909

SPDR Barclays Capital Short-Term
Corporate Bond ETF	751,277	22,951,512

Vanguard Dividend Appreciation ETF	519,405	34,950,762

Vanguard Energy ETF	76,379	8,901,209

Vanguard FTSE Emerging Markets ETF	757,628	28,577,728

Vanguard Intermediate-Term Bond ETF	661,659	54,600,101

Vanguard Intermediate-Term Corporate Bond ETF	699,065	57,644,900

Vanguard Materials ETF	71,942	6,546,722

Vanguard REIT ETF	203,661	13,142,244

Vanguard Short-Term Bond ETF	414,664	33,189,707

Vanguard Short-Term Corporate Bond ETF	289,976	22,966,099

Vanguard Total Bond Market ETF	1,541,256	123,547,081

Total investments
(Cost $895,904,492) 100.3%		$940,209,074

Other assets and liabilities, net (0.3%)		(2,830,389)

TOTAL NET ASSETS 100.0%		$937,378,685

Percentages are based upon net assets.

Retirement Choices at 2020 Portfolio
As of 8-31-13

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 31.0%

EQUITY 29.4%

John Hancock Funds II (G) 29.4%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	18,809,310	$222,326,041

FIXED INCOME 1.6%

John Hancock Funds II (G) 1.6%

Short Term Government Income, Class NAV
(John Hancock1) (A)	1,232,782	12,068,940

UNAFFILIATED INVESTMENT COMPANIES — 69.5%

EXCHANGE TRADED FUNDS 69.5%

iShares Barclays TIPS Bond Fund	73,134	8,098,859

iShares iBoxx Investment Grade
Corporate Bond Fund	505,289	57,122,921

PowerShares Senior Loan Portfolio	154,190	3,814,661

SPDR Barclays Capital High Yield Bond ETF	459,280	18,219,635

SPDR Barclays Capital Short-Term
Corporate Bond ETF	1,449,303	44,276,207

Vanguard Dividend Appreciation ETF	331,621	22,314,777

Vanguard Energy ETF	29,485	3,436,182

Vanguard Intermediate-Term Bond ETF	576,492	47,572,120

Vanguard Intermediate-Term Corporate Bond ETF	606,378	50,001,930

Vanguard Materials ETF	37,685	3,429,335

Vanguard MSCI Emerging Markets ETF	384,401	14,499,606

Vanguard REIT ETF	105,784	6,826,242

Vanguard Short-Term Bond ETF	701,879	56,178,395

Retirement Choices at 2020 Portfolio
(continued)

	Shares	Value
EXCHANGE TRADED FUNDS (continued)

Vanguard Short-Term Corporate Bond ETF	582,208	$46,110,874

Vanguard Total Bond Market ETF	1,805,716	144,746,195

Total investments
(Cost $744,172,244) 100.5%		$761,042,920

Other assets and liabilities, net (0.5%)		(3,485,470)

TOTAL NET ASSETS 100.0%		$757,557,450

Percentages are based upon net assets.

Retirement Choices at 2015 Portfolio
As of 8-31-13

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 14.6%

EQUITY 12.5%

John Hancock Funds II (G) 12.5%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	4,262,592	$50,383,842

FIXED INCOME 2.1%

John Hancock Funds II (G) 2.1%

Short Term Government Income, Class NAV
(John Hancock1) (A)	872,505	8,541,825

UNAFFILIATED INVESTMENT COMPANIES — 85.8%

EXCHANGE TRADED FUNDS 85.8%

iShares Barclays TIPS Bond Fund	67,195	7,441,174

iShares iBoxx Investment Grade
Corporate Bond Fund	274,040	30,980,222

PowerShares Senior Loan Portfolio	206,273	5,103,194

SPDR Barclays Capital High Yield Bond ETF	367,629	14,583,842

SPDR Barclays Capital Short-Term
Corporate Bond ETF	1,530,774	46,765,146

Vanguard Dividend Appreciation ETF	116,900	7,866,201

Vanguard Energy ETF	6,755	787,228

Vanguard FTSA Emerging Markets ETF	82,890	3,126,611

Vanguard Intermediate-Term Bond ETF	205,410	16,950,433

Vanguard Intermediate-Term Corporate Bond ETF	323,234	26,653,876

Vanguard Materials ETF	8,633	785,603

Vanguard REIT ETF	24,240	1,564,207

Vanguard Short-Term Bond ETF	747,488	59,828,940

Vanguard Short-Term Corporate Bond ETF	589,470	46,686,024

Vanguard Total Bond Market ETF	976,120	78,245,779

Total investments
(Cost $408,335,614) 100.4%		$406,294,147

Other assets and liabilities, net (0.4%)		(1,436,460)

TOTAL NET ASSETS 100.0%		$404,857,687

Percentages are based upon net assets.

	Annual report | Retirement Choices Portfolios	23
See notes to financial statements

Retirement Choices at 2010 Portfolio
As of 8-31-13

	Shares	Value
AFFILIATED INVESTMENT COMPANIES — 9.5%

EQUITY 7.5%
John Hancock Funds II (G) 7.5%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	1,493,345	$17,651,335

FIXED INCOME 2.0%

John Hancock Funds II (G) 2.0%

Short Term Government Income, Class NAV
(John Hancock1) (A)	483,646	4,734,899

UNAFFILIATED INVESTMENT COMPANIES — 90.6%

EXCHANGE TRADED FUNDS 90.6%

iShares Barclays TIPS Bond Fund	53,282	5,900,449

iShares iBoxx Investment Grade
Corporate Bond Fund	67,785	7,663,095

PowerShares Senior Loan Portfolio	120,014	2,969,146

SPDR Barclays Capital High Yield Bond ETF	179,117	7,105,571

SPDR Barclays Capital Short-Term
Corporate Bond ETF	1,355,011	41,395,586

Vanguard Dividend Appreciation ETF	61,432	4,133,759

Vanguard Energy ETF	5,072	591,091

Vanguard FTSE Emerging Markets ETF	15,749	594,052

Vanguard Intermediate-Term Corporate Bond ETF	85,802	7,075,233

Vanguard REIT ETF	9,098	587,094

Vanguard Short-Term Bond ETF	561,918	44,975,917

Vanguard Short-Term Corporate Bond ETF	521,991	41,341,687

Vanguard Total Bond Market ETF	619,364	49,648,218

Total investments
(Cost $237,980,273) 100.1%		$236,367,132

Other assets and liabilities, net (0.1%)		(297,548)

TOTAL NET ASSETS 100.0%		$236,069,584

Percentages are based upon net assets.

Footnote Legend:
ETF	Exchange Traded Funds
SPDR	Standard & Poor’s Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
[1]	Manulife Asset Management (US) LLC is doing business as John Hancock
Asset Management.

24	Retirement Choices Portfolios | Annual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statements of assets and liabilities 8-31-13

These Statements of assets and liabilities are the portfolios’ balance sheets. They show the value of what each portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share for each portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at
	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio
Assets

Investments in unaffiliated issuers, at value	$68,417,772	$105,483,327	$147,402,707	$228,509,415
Investments in affiliated underlying funds, at value	149,162,363	228,355,325	307,612,390	422,614,124
Total investments, at value	217,580,135	333,838,652	455,015,097	651,123,539

Cash	—	—	—	307,101
Receivable for investments sold	3,363,394	5,022,720	7,436,644	11,370,035
Dividends and interest receivable	35,161	45,596	48,203	91,887
Receivable due from advisor	3,438	1,847	564	—
Other assets	37,782	36,249	36,760	39,606
Total assets	221,019,910	338,945,064	462,537,268	662,932,168

Liabilities

Due to custodian	148,986	318,658	31,383	—
Payable for investments purchased	3,209,355	4,700,215	7,400,012	11,675,319
Payable for fund shares repurchased	385,711	1,333,011	900,779	1,366,882
Payable to affiliates
Accounting and legal services fees	2,468	3,812	5,198	7,412
Transfer agent fees	9	9	10	10
Trustees’ fees	62	112	149	226
Investment management fees	—	—	—	1,550
Other liabilities and accrued expenses	59,244	61,377	66,624	73,047
Total liabilities	3,805,835	6,417,194	8,404,155	13,124,446

Net assets	$217,214,075	$332,527,870	$454,133,113	$649,807,722

Net assets consist of

Paid-in capital	$202,332,069	$306,078,348	$417,863,709	$599,767,241
Undistributed net investment income (loss)	771,618	1,182,253	1,571,442	2,445,560
Accumulated undistributed net realized gain (loss) on investments	(231,618)	(451,943)	(529,422)	(643,139)
Net unrealized appreciation (depreciation) on investments	14,342,006	25,719,212	35,227,384	48,238,060
Net assets	$217,214,075	$332,527,870	$454,133,113	$649,807,722
Investments in unaffiliated issuers, including repurchase agreements, at cost	$70,260,724	$107,655,241	$150,165,790	$233,122,435
Investments in affiliated underlying funds, at cost	$132,977,405	$200,464,199	$269,621,923	$369,763,044

Net asset value per share

The portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1: Net assets	$108,167	$108,114	$107,854	$107,365
Shares outstanding	9,970	8,889	8,889	8,881
Net asset value, offering and redemption price per share	$10.85	$12.16	$12.13	$12.09
Class R2: Net assets	$108,170	$108,117	$107,857	$107,368
Shares outstanding	9,970	8,889	8,889	8,881
Net asset value, offering and redemption price per share	$10.85	$12.16	$12.13	$12.09
Class R4: Net assets	$108,806	$108,613	$108,435	$107,983
Shares outstanding	10,000	8,905	8,905	8,905
Net asset value, offering and redemption price per share	$10.88	$12.20	$12.18	$12.13
Class R6: Net assets	$108,175	$108,122	$201,350	$198,279
Shares outstanding	9,970	8,889	16,596	16,398
Net asset value, offering and redemption price per share	$10.85	$12.16	$12.13	$12.09
Class 1: Net assets	$216,780,757	$332,094,904	$453,607,617	$649,286,727
Shares outstanding	19,982,571	27,308,851	37,368,296	53,724,253
Net asset value, offering and redemption price per share	$10.85	$12.16	$12.14	$12.09

	Annual report | Retirement Choices Portfolios	25
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of assets and liabilities 8-31-13

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at	Choices at
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
Assets

Investments in unaffiliated issuers, at value	$346,051,447	$504,733,892	$526,647,939	$347,368,480	$213,980,898
Investments in affiliated underlying funds, at value	477,543,155	435,475,182	234,394,981	58,925,667	22,386,234
Total investments, at value	823,594,602	940,209,074	761,042,920	406,294,147	236,367,132

Cash	226,627	547,129	—	—	—
Receivable for investments sold	17,724,845	22,689,815	16,101,663	2,310,257	1,024,450
Dividends and interest receivable	129,283	205,019	211,427	143,037	80,100
Receivable due from advisor	343	344	344	—	1,198
Other assets	39,576	39,207	38,815	38,880	35,936
Total assets	841,715,276	963,690,588	777,395,169	408,786,321	237,508,816

Liabilities

Due to custodian	—	—	357,904	1,240,630	116,956
Payable for investments purchased	17,952,729	23,254,932	15,761,934	1,070,001	907,225
Payable for fund shares repurchased	2,831,881	2,960,897	3,632,582	1,552,545	359,791
Payable to affiliates
Accounting and legal services fees	9,382	10,735	8,626	4,612	2,720
Transfer agent fees	14	16	14	10	9
Trustees’ fees	293	352	314	196	131
Investment management fees	—	—	—	597	—
Other liabilities and accrued expenses	81,222	84,971	76,345	60,043	52,400
Total liabilities	20,875,521	26,311,903	19,837,719	3,928,634	1,439,232

Net assets	$820,839,755	$937,378,685	$757,557,450	$404,857,687	$236,069,584

Net assets consist of

Paid-in capital	$765,429,119	$888,068,247	$734,732,315	$403,721,134	$236,594,920
Undistributed net investment income (loss)	3,686,190	5,270,638	5,123,199	3,247,510	1,729,724
Accumulated undistributed net realized gain (loss)
on investments	(588,354)	(264,782)	831,260	(69,490)	(641,919)
Net unrealized appreciation (depreciation)
on investments	52,312,800	44,304,582	16,870,676	(2,041,467)	(1,613,141)
Net assets	$820,839,755	$937,378,685	$757,557,450	$404,857,687	$236,069,584
Investments in unaffiliated issuers, including repurchase
agreements, at cost	$353,993,664	$517,416,318	$541,106,941	$355,916,808	$217,637,044
Investments in affiliated underlying funds, at cost	$417,288,138	$378,488,174	$203,065,303	$52,418,806	$20,343,229

Net asset value per share

The portfolios have an unlimited number of shares
authorized with no par value. Net asset value is calculated
by dividing the net assets of each class of shares by the
number of outstanding shares in the class.

Class R1: Net assets	$106,066	$103,727	$100,886	$97,482	$96,796
Shares outstanding	8,881	8,857	8,850	8,881	8,921
Net asset value, offering and redemption price per share	$11.94	$11.71	$11.40	$10.98	$10.85
Class R2: Net assets	$106,068	$103,728	$100,886	$97,481	$96,791
Shares outstanding	8,881	8,857	8,850	8,881	8,921
Net asset value, offering and redemption price per share	$11.94	$11.71	$11.40	$10.98	$10.85
Class R4: Net assets	$106,873	$104,975	$102,540	$99,530	$98,926
Shares outstanding	8,921	8,945	8,985	9,066	9,124
Net asset value, offering and redemption price per share	$11.98	$11.74	$11.41	$10.98	$10.84
Class R6: Net assets	$287,208	$532,703	$403,590	$239,984	$153,514
Shares outstanding	24,052	45,486	35,399	21,854	14,150
Net asset value, offering and redemption price per share	$11.94	$11.71	$11.40	$10.98	$10.85
Class 1: Net assets	$820,233,540	$936,533,552	$756,849,548	$404,323,210	$235,623,557
Shares outstanding	68,671,382	79,980,737	66,420,955	36,826,966	21,722,079
Net asset value, offering and redemption price per share	$11.94	$11.71	$11.39	$10.98	$10.85

26	Retirement Choices Portfolios | Annual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the period ended 8-31-13

These Statements of operations summarize the portfolios’ investment income earned and expenses directly incurred in operating each portfolio. They also show net gains (losses) for the period stated.

	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at
	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio
Investment income

Dividends	$1,779,424	$2,925,229	$3,935,036	$5,987,695
Income distributions received from affiliated underlying funds	1,061,358	1,863,847	2,536,108	3,611,437
Total investment income	2,840,782	4,789,076	6,471,144	9,599,132

Expenses

Investment management fees	321,650	533,727	737,253	1,134,638
Distribution and service fees	80,583	133,042	181,163	263,534
Transfer agent fees	110	110	111	111
Accounting and legal services fees	20,623	34,306	46,780	68,203
State registration fees	63,619	63,619	63,619	63,619
Professional fees	47,316	49,924	51,742	54,712
Printing and postage	1,020	1,019	814	1,019
Custodian fees	12,000	12,000	12,000	12,000
Trustees’ fees	1,626	2,812	3,841	5,644
Registration and filing fees	32,851	41,924	48,135	51,294
Other	5,193	5,300	5,937	5,997

Total expenses before reductions and amounts recaptured	586,591	877,783	1,151,395	1,660,771

Net expense reductions and amounts recaptured	(103,957)	(78,278)	(51,703)	730
Total expenses	482,634	799,505	1,099,692	1,661,501

Net investment income	2,358,148	3,989,571	5,371,452	7,937,631

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(388,800)	(684,328)	(861,012)	(1,162,727)
Investments in affiliated underlying funds	19,311	(1,230)	(15,003)	(65,327)
Capital gain distributions received from unaffiliated issuers	125,478	207,423	309,593	566,062
Capital gain distributions received from affiliated underlying funds	52,532	92,291	125,536	176,651
	(191,479)	(385,844)	(440,886)	(485,341)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(2,329,784)	(2,978,942)	(3,927,763)	(6,244,513)
Investments in affiliated underlying funds	14,814,560	25,196,296	34,166,569	47,610,932
	12,484,776	22,217,354	30,238,806	41,366,419
Net realized and unrealized gain (loss)	12,293,297	21,831,510	29,797,920	40,881,078

Increase (decrease) in net assets from operations	$14,651,445	$25,821,081	$35,169,372	$48,818,709

	Annual report | Retirement Choices Portfolios	27
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the period ended 8-31-13

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at	Choices at
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
Investment income

Dividends	$8,505,233	$11,488,170	$11,253,205	$7,416,584	$4,425,856
Income distributions received from affiliated
underlying funds	4,080,110	3,838,771	2,211,862	559,200	226,027
Interest	32	45	86	18	8
Total investment income	12,585,375	15,326,986	13,465,153	7,975,802	4,651,891

Expenses

Investment management fees	1,637,238	2,287,242	2,385,086	1,685,517	1,139,925
Distribution and service fees	333,833	387,057	325,937	189,115	121,186
Transfer agent fees	114	115	111	110	104
Accounting and legal services fees	86,426	100,344	84,444	49,013	31,309
State registration fees	63,619	63,619	63,619	63,619	63,619
Professional fees	56,844	58,147	54,829	51,207	47,746
Printing and postage	813	1,019	1,019	1,225	1,023
Custodian fees	12,000	12,000	12,000	12,000	12,000
Trustees’ fees	7,172	8,395	7,209	4,312	2,831
Registration and filing fees	58,780	62,562	54,678	38,457	31,473
Other	6,432	6,533	6,515	7,338	9,620
Total expenses before reductions and
amounts recaptured	2,263,271	2,987,033	2,995,447	2,101,913	1,460,836

Net expense reductions and amounts recaptured	11,297	(8,930)	4,886	(36,714)	(74,479)
Total expenses	2,274,568	2,978,103	3,000,333	2,065,199	1,386,357

Net investment income	10,310,807	12,348,883	10,464,820	5,910,603	3,265,534

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(1,557,039)	(2,009,584)	(1,367,214)	(1,575,309)	(1,218,073)
Investments in affiliated underlying funds	(119,206)	113,471	581,734	577,809	138,755
Capital gain distributions received from
unaffiliated issuers	1,148,977	1,867,368	1,977,093	1,353,914	715,541
Capital gain distributions received from affiliated
underlying funds	198,986	182,867	103,115	22,200	7,740
	(328,282)	154,122	1,294,728	378,614	(356,037)
Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	(10,556,389)	(16,501,036)	(18,536,835)	(11,603,526)	(5,667,926)

Investments in affiliated underlying funds	54,359,493	50,397,199	27,755,573	5,459,002	1,749,339
	43,803,104	33,896,163	9,218,738	(6,144,524)	(3,918,587)
Net realized and unrealized gain (loss)	43,474,822	34,050,285	10,513,466	(5,765,910)	(4,274,624)

Increase (decrease) in net assets from
operations	$53,785,629	$46,399,168	$20,978,286	$144,693	($1,009,090)

28	Retirement Choices Portfolios | Annual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the portfolios’ net assets have changed during the last two periods. They reflect income less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of portfolio share transactions.

	Retirement Choices at		Retirement Choices at		Retirement Choices at
		2050 Portfolio		2045 Portfolio		2040 Portfolio
	Period ended	Period ended	Period ended	Period ended	Period ended	Period ended
	8-31-13	8-31-12	8-31-13	8-31-12	8-31-13	8-31-12
Increase (decrease) in net assets

From operations
Net investment income	$2,358,148	$481,994	$3,989,571	$1,260,596	$5,371,452	$1,638,045
Net realized gain (loss)	(191,479)	2,091,432	(385,844)	4,036,378	(440,886)	6,190,838
Change in net unrealized appreciation	12,484,776	2,226,219	22,217,354	5,528,199	30,238,806	7,013,044
Increase in net assets resulting
from operations	14,651,445	4,799,645	25,821,081	10,825,173	35,169,372	14,841,927

Distributions to shareholders

From net investment income
Class R1	(700)	—	(718)	—	(690)	—
Class R2	(949)	—	(966)	—	(938)	—
Class R4	(1,201)	—	(1,216)	—	(1,189)	—
Class R6	(1,446)	—	(1,462)	—	(1,435)	—
Class 1	(1,734,187)	(364,911)	(3,084,330)	(1,082,884)	(4,171,623)	(1,382,561)
From net realized gain
Class R1	(1,683)	—	(1,831)	—	(2,039)	—
Class R2	(1,683)	—	(1,831)	—	(2,039)	—
Class R4	(1,688)	—	(1,835)	—	(2,043)	—
Class R6	(1,683)	—	(1,831)	—	(2,039)	—
Class 1	(2,089,964)	—	(3,998,954)	(6,555)	(6,140,596)	(7,079)

Total distributions	(3,835,184)	(364,911)	(7,094,974)	(1,089,439)	(10,324,631)	(1,389,640)
From portfolio share transactions	119,763,765	71,608,225	144,934,882	115,237,157	202,277,268	163,992,873

Total increase	130,580,026	76,042,959	163,660,989	124,972,891	227,122,009	177,445,160

Net assets

Beginning of year	86,634,049	10,591,090	168,866,881	43,893,990	227,011,104	49,565,944

End of year	$217,214,075	$86,634,049	$332,527,870	$168,866,881	$454,133,113	$227,011,104

Undistributed net investment
income	$771,618	$117,083	$1,182,253	$226,091	$1,571,442	$301,505

	Annual report | Retirement Choices Portfolios	29
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Choices at		Retirement Choices at		Retirement Choices at
		2035 Portfolio		2030 Portfolio		2025 Portfolio
	Period ended	Period ended	Period ended	Period ended	Period ended	Period ended
	8-31-13	8-31-12	8-31-13	8-31-12	8-31-13	8-31-12
Increase (decrease) in net assets

From operations
Net investment income	$7,937,631	$2,399,575	$10,310,807	$3,200,605	$12,348,883	$4,387,613
Net realized gain (loss)	(485,341)	8,748,883	(328,282)	10,810,912	154,122	13,108,992
Change in net unrealized appreciation	41,366,419	9,783,407	43,803,104	11,754,461	33,896,163	13,510,202
Increase in net assets resulting
from operations	48,818,709	20,931,865	53,785,629	25,765,978	46,399,168	31,006,807

Distributions to shareholders
From net investment income
Class R1	(680)	—	(669)	—	(638)	—
Class R2	(928)	—	(917)	—	(886)	—
Class R4	(1,180)	—	(1,171)	—	(1,145)	—
Class R6	(1,425)	—	(1,414)	—	(1,381)	—
Class 1	(6,144,114)	(1,968,873)	(7,735,788)	(2,508,938)	(8,925,728)	(3,251,166)
From net realized gain
Class R1	(1,949)	—	(1,896)	—	(1,947)	—
Class R2	(1,949)	—	(1,896)	—	(1,947)	—
Class R4	(1,954)	—	(1,904)	—	(1,966)	—
Class R6	(1,949)	—	(1,895)	—	(1,947)	—
Class 1	(8,702,838)	(17,433)	(10,743,002)	(18,163)	(13,043,468)	(51,414)

Total distributions	(14,858,966)	(1,986,306)	(18,490,552)	(2,527,101)	(21,981,053)	(3,302,580)
From portfolio share transactions	271,097,877	251,013,044	352,865,149	318,160,960	393,415,728	369,149,343

Total increase	305,057,620	269,958,603	388,160,226	341,399,837	417,833,843	396,853,570

Net assets

Beginning of year	344,750,102	74,791,499	432,679,529	91,279,692	519,544,842	122,691,272

End of year	$649,807,722	$344,750,102	$820,839,755	$432,679,529	$937,378,685	$519,544,842

Undistributed net investment
income	$2,445,560	$520,474	$3,686,190	$853,130	$5,270,638	$1,455,459

30	Retirement Choices Portfolios | Annual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Choices at		Retirement Choices at		Retirement Choices at
		2020 Portfolio		2015 Portfolio		2010 Portfolio
	Period ended	Period ended	Period ended	Period ended	Period ended	Period ended
	8-31-13	8-31-12	8-31-13	8-31-12	8-31-13	8-31-12
Increase (decrease) in net assets

From operations
Net investment income	$10,464,820	$4,080,416	$5,910,603	$3,053,538	$3,265,534	$2,150,705
Net realized gain (loss)	1,294,728	9,874,008	378,614	5,842,254	(356,037)	4,152,255
Change in net unrealized appreciation	9,218,738	8,859,758	(6,144,524)	3,663,821	(3,918,587)	1,119,791
(depreciation)
Increase (decrease) in net assets
resulting from operations	20,978,286	22,814,182	144,693	12,559,613	(1,009,090)	7,422,751

Distributions to shareholders
From net investment income
Class R1	(605)	—	(608)	—	(552)	—
Class R2	(853)	—	(855)	—	(799)	—
Class R4	(1,118)	—	(1,126)	—	(1,070)	—
Class R6	(1,348)	—	(1,351)	—	(1,294)	—
Class 1	(7,608,926)	(2,692,692)	(4,688,032)	(1,778,233)	(2,972,181)	(1,393,433)
From net realized gain
Class R1	(1,660)	—	(1,605)	—	(1,664)	—
Class R2	(1,659)	—	(1,605)	—	(1,664)	—
Class R4	(1,684)	—	(1,639)	—	(1,702)	—
Class R6	(1,659)	—	(1,604)	—	(1,664)	—
Class 1	(9,718,772)	(17,110)	(5,783,474)	(46,780)	(3,976,905)	(43,438)

Total distributions	(17,338,284)	(2,709,802)	(10,481,899)	(1,825,013)	(6,959,495)	(1,436,871)
From portfolio share transactions	305,652,456	323,657,635	122,227,472	212,185,234	46,580,412	139,675,656

Total increase	309,292,458	343,762,015	111,890,266	222,919,834	38,611,827	145,661,536

Net assets

Beginning of year	448,264,992	104,502,977	292,967,421	70,047,587	197,457,757	51,796,221

End of year	$757,557,450	$448,264,992	$404,857,687	$292,967,421	$236,069,584	$197,457,757

Undistributed net investment
income	$5,123,199	$1,834,242	$3,247,510	$1,680,334	$1,729,724	$1,235,863

	Annual report | Retirement Choices Portfolios	31
See notes to financial statements

Financial highlights

These Financial highlights show how each portfolio’s net asset value for a share has changed since the end of the previous period.

Retirement Choices at 2050 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)	(%)[4]	(loss) (%)[2]	($)	(%)

CLASS R1

08-31-2013[5]	10.03	0.11	0.95	1.06	(0.07)	(0.17)	—	(0.24)	10.85	10.73[6]	14.75[7]	1.00[7]	1.01[7]	—[8]	3[9]

CLASS R2

08-31-2013[5]	10.03	0.13	0.96	1.09	(0.10)	(0.17)	—	(0.27)	10.85	11.00[6]	14.50[7]	0.75[7]	1.26[7]	—[8]	3[9]

CLASS R4

08-31-2013	10.06	0.16	0.95	1.11	(0.12)	(0.17)	—	(0.29)	10.88	11.24	19.82	0.50	1.49	—[8]	3
08-31-2012[10]	10.00	0.01	0.05	0.06	—	—	—	—	10.06	0.60[6]	21.46[7]	0.48[7]	0.23[7]	—[8]	132[11]

CLASS R6

08-31-2013[5]	10.03	0.19	0.94	1.13	(0.14)	(0.17)	—	(0.31)	10.85	11.55[6]	14.37[7]	0.25[7]	1.76[7]	—[8]	3[9]

CLASS 1

08-31-2013	10.03	0.16	0.97	1.13	(0.14)	(0.17)	—	(0.31)	10.85	11.49	0.33	0.30	1.48	217	3
08-31-2012	9.14	0.11	0.91	1.02	(0.13)	—	—	(0.13)	10.03	11.30	0.38	0.23	1.14	87	132
08-31-2011[12]	10.00	—[13]	(0.86)	(0.86)	—	—	—	—	9.14	(8.60)[6]	4.34[7]	0.16[7]	(0.08)[7]	11	—[14]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%–0.65%, 0.10%–0.63% and 0.48%–0.56% for the periods ended
8-31-13, 8-31-12 and 8-31-11, respectively.
5 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 The inception date for Class R4 shares is 5-1-12.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 The inception date for Class 1 shares is 4-30-10.
13 Less than $0.005 per share.
14 Less than 1%.

32	Retirement Choices Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2045 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)	(%)[4]	(loss) (%)[2]	($)	(%)

CLASS R1

08-31-2013[5]	11.25	0.12	1.08	1.20	(0.08)	(0.21)	—	(0.29)	12.16	10.82[6]	14.74[7]	1.00[7]	1.00[7]	—[8]	3[9]

CLASS R2

08-31-2013[5]	11.25	0.15	1.08	1.23	(0.11)	(0.21)	—	(0.32)	12.16	11.09[6]	14.51[7]	0.75[7]	1.25[7]	—[8]	3[9]

CLASS R4

08-31-2013	11.28	0.18	1.09	1.27	(0.14)	(0.21)	—	(0.35)	12.20	11.43	19.83	0.50	1.48	—[8]	3
08-31-2012[10]	11.23	0.01	0.04	0.05	—	—	—	—	11.28	0.45[6]	21.41[7]	0.49[7]	0.21[7]	—[8]	124[11]

CLASS R6

08-31-2013[5]	11.25	0.21	1.07	1.28	(0.16)	(0.21)	—	(0.37)	12.16	11.64[6]	14.35[7]	0.25[7]	1.74[7]	—[8]	3[9]

CLASS 1

08-31-2013	11.25	0.18	1.10	1.28	(0.16)	(0.21)	—	(0.37)	12.16	11.59	0.31	0.30	1.51	332	3
08-31-2012	10.28	0.14	0.99	1.13	(0.16)	—[12]	—	(0.16)	11.25	11.16	0.26	0.23	1.30	169	124
08-31-2011	9.12	0.06	1.26	1.32	(0.15)	(0.01)	—	(0.16)	10.28	14.45	0.55	0.16	0.54	44	5
08-31-2010[13]	10.00	0.01	(0.89)	(0.88)	—	—	—	—	9.12	(8.80)[6]	336.54[7]	0.16[7]	0.39[7]	—[8]	—[14]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio.
The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56% and 0.48%–0.56% for the
periods ended 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 The inception date for Class R4 shares is 5-1-12.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 Less than $0.005 per share.
13 The inception date for Class 1 shares is 4-30-10.
14 Less than 1%.

	Annual report | Retirement Choices Portfolios	33
See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2040 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)	(%)[4]	(loss) (%)[2]	($)	(%)

CLASS R1

08-31-2013[5]	11.25	0.11	1.08	1.19	(0.08)	(0.23)	—	(0.31)	12.13	10.75[6]	14.76[7]	1.00[7]	0.97[7]	—[8]	3[9]

CLASS R2

08-31-2013[5]	11.25	0.14	1.07	1.21	(0.10)	(0.23)	—	(0.33)	12.13	11.02[6]	14.51[7]	0.75[7]	1.22[7]	—[8]	3[9]

CLASS R4

08-31-2013	11.29	0.17	1.08	1.25	(0.13)	(0.23)	—	(0.36)	12.18	11.34	19.65	0.50	1.45	—[8]	3
08-31-2012[10]	11.23	0.01	0.05	0.06	—	—	—	—	11.29	0.53[6]	21.37[7]	0.49[7]	0.20[7]	—[8]	124[11]

CLASS R6

08-31-2013[5]	11.25	0.19	1.08	1.27	(0.16)	(0.23)	—	(0.39)	12.13	11.56[6]	13.36[7]	0.25[7]	1.64[7]	—[8]	3[9]

CLASS 1

08-31-2013	11.25	0.18	1.10	1.28	(0.16)	(0.23)	—	(0.39)	12.14	11.60	0.30	0.30	1.49	454	3
08-31-2012	10.28	0.14	0.98	1.12	(0.15)	—[12]	—	(0.15)	11.25	11.09	0.25	0.23	1.28	227	124
08-31-2011	9.12	0.06	1.26	1.32	(0.15)	(0.01)	—	(0.16)	10.28	14.49	0.54	0.16	0.55	50	12
08-31-2010[13]	10.00	0.01	(0.89)	(0.88)	—	—	—	—	9.12	(8.80)[6]	336.54[7]	0.16[7]	0.39[7]	—[8]	—[14]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56% and 0.48%–0.56% for the
periods ended 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 The inception date for Class R4 shares is 5-1-12.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 Less than $0.005 per share.
13 The inception date for Class 1 shares is 4-30-10.
14 Less than 1%.

34	Retirement Choices Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2035 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)	(%)[4]	(loss) (%)[2]	($)	(%)

CLASS R1

08-31-2013[5]	11.26	0.11	1.02	1.13	(0.08)	(0.22)	—	(0.30)	12.09	10.18[6]	14.79[7]	1.02[7]	0.97[7]	—[8]	5[9]

CLASS R2

08-31-2013[5]	11.26	0.14	1.02	1.16	(0.11)	(0.22)	—	(0.33)	12.09	10.45[6]	14.55[7]	0.77[7]	1.22[7]	—[8]	5[9]

CLASS R4

08-31-2013	11.29	0.17	1.02	1.19	(0.13)	(0.22)	—	(0.35)	12.13	10.78	19.89	0.52	1.45	—[8]	5
08-31-2012[10]	11.23	0.01	0.05	0.06	—	—	—	—	11.29	0.53[6]	21.34[7]	0.49[7]	0.25[7]	—[8]	128[11]

Class R6

08-31-2013[5]	11.26	0.19	1.02	1.21	(0.16)	(0.22)	—	(0.38)	12.09	10.99[6]	13.42[7]	0.27[7]	1.65[7]	—[8]	5[9]

CLASS 1

08-31-2013	11.26	0.18	1.03	1.21	(0.16)	(0.22)	—	(0.38)	12.09	10.94	0.30	0.32	1.51	649	5
08-31-2012	10.30	0.14	0.98	1.12	(0.16)	—[12]	—	(0.16)	11.26	10.98	0.24	0.23	1.28	345	128
08-31-2011	9.15	0.07	1.24	1.31	(0.14)	(0.02)	—	(0.16)	10.30	14.25	0.40	0.16	0.72	75	13
08-31-2010[13]	10.00	0.01	(0.86)	(0.85)	—	—	—	—	9.15	(8.50)[6]	335.74[7]	0.16[7]	0.46[7]	—[8]	—[14]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56% and 0.48%–0.56% for the
periods ended 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 The inception date for Class R4 shares is 5-1-12.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 Less than $0.005 per share.
13 The inception date for Class 1 shares is 4-30-10.
14 Less than 1%.

	Annual report | Retirement Choices Portfolios	35
See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2030 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)	(%)[4]	(loss) (%)[2]	($)	(%)

CLASS R1

08-31-2013[5]	11.26	0.12	0.85	0.97	(0.08)	(0.21)	—	(0.29)	11.94	8.75[6]	14.92[7]	1.04[7]	1.01[7]	—[8]	6[9]

CLASS R2

08-31-2013[5]	11.26	0.15	0.85	1.00	(0.11)	(0.21)	—	(0.32)	11.94	9.02[6]	14.67[7]	0.79[7]	1.26[7]	—[8]	6[9]

CLASS R4

08-31-2013	11.29	0.18	0.85	1.03	(0.13)	(0.21)	—	(0.34)	11.98	9.35	19.82	0.54	1.49	—[8]	6
08-31-2012[10]	11.21	0.01	0.07	0.08	—	—	—	—	11.29	0.71[6]	21.28[7]	0.52[7]	0.33[7]	—[8]	122[11]

CLASS R6

08-31-2013[5]	11.26	0.18	0.86	1.05	(0.16)	(0.21)	—	(0.37)	11.94	9.55[6]	11.95[7]	0.29[7]	1.59[7]	—	6[9]

CLASS 1

08-31-2013	11.26	0.18	0.87	1.05	(0.16)	(0.21)	—	(0.37)	11.94	9.50	0.33	0.34	1.55	820	6
08-31-2012	10.34	0.14	0.94	1.08	(0.16)	—[12]	—	(0.16)	11.26	10.54	0.24	0.24	1.34	433	122
08-31-2011	9.25	0.09	1.17	1.26	(0.15)	(0.02)	—	(0.17)	10.34	13.56	0.35	0.16	0.88	91	10
08-31-2010[13]	10.00	0.02	(0.77)	(0.75)	—	—	—	—	9.25	(7.50)[6]	333.40[7]	0.16[7]	0.63[7]	—[8]	—[14]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56% and 0.48%–0.56% for the
periods ended 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 The inception date for Class R4 shares is 5-1-12.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 Less than $0.005 per share.
13 The inception date for Class 1 shares is 4-30-10.
14 Less than 1%.

36	Retirement Choices Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2025 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)	(%)[4]	(loss) (%)[2]	($)	(%)

CLASS R1

08-31-2013[5]	11.29	0.12	0.59	0.71	(0.07)	(0.22)	—	(0.29)	11.71	6.40[6]	15.15[7]	1.09[7]	1.04[7]	—[8]	9[9]

CLASS R2

08-31-2013[5]	11.29	0.15	0.59	0.74	(0.10)	(0.22)	—	(0.32)	11.71	6.67[6]	14.91[7]	0.84[7]	1.30[7]	—[8]	9[9]

CLASS R4

08-31-2013	11.31	0.18	0.60	0.78	(0.13)	(0.22)	—	(0.35)	11.74	7.01	20.24	0.59	1.53	—[8]	9
08-31-2012[10]	11.18	0.02	0.11	0.13	—	—	—	—	11.31	1.16[6]	21.16[7]	0.55[7]	0.49[7]	—[8]	123[11]

CLASS R6

08-31-2013[5]	11.29	0.19	0.61	0.80	(0.16)	(0.22)	—	(0.38)	11.71	7.19[6]	10.94[7]	0.34[7]	1.62[7]	1	9[9]

CLASS 1

08-31-2013	11.29	0.19	0.60	0.79	(0.15)	(0.22)	—	(0.37)	11.71	7.14	0.38	0.39	1.60	937	9
08-31-2012	10.42	0.16	0.86	1.02	(0.15)	—[12]	—	(0.15)	11.29	9.96	0.25	0.26	1.47	519	123
08-31-2011	9.40	0.12	1.06	1.18	(0.14)	(0.02)	—	(0.16)	10.42	12.57	0.30	0.16	1.20	123	14
08-31-2010[13]	10.00	0.03	(0.63)	(0.60)	—	—	—	—	9.40	(6.00)[6]	329.87[7]	0.16[7]	0.89[7]	—[8]	—[14]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56% and 0.48%–0.56% for the peri-
ods ended 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 The inception date for Class R4 shares is 5-1-12.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 Less than $0.005 per share.
13 The inception date for Class 1 shares is 4-30-10.
14 Less than 1%.

	Annual report | Retirement Choices Portfolios	37
See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2020 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)	(%)[4] (loss)	(%)[2]	($)	(%)

CLASS R1

08-31-2013[5]	11.30	0.12	0.24	0.36	(0.07)	(0.19)	—	(0.26)	11.40	3.18[6]	15.47[7]	1.16[7]	1.02[7]	—[8]	11[9]

CLASS R2

08-31-2013[5]	11.30	0.15	0.24	0.39	(0.10)	(0.19)	—	(0.29)	11.40	3.44[6]	15.22[7]	0.91[7]	1.27[7]	—[8]	11[9]

CLASS R4

08-31-2013	11.31	0.17	0.24	0.41	(0.12)	(0.19)	—	(0.31)	11.41	3.69	20.55	0.66	1.50	—[8]	11
08-31-2012[10]	11.13	0.03	0.15	0.18	—	—	—	—	11.31	1.62[6]	21.05[7]	0.60[7]	0.76[7]	—[8]	127[11]

CLASS R6

08-31-2013[5]	11.30	0.19	0.25	0.44	(0.15)	(0.19)	—	(0.34)	11.40	3.95[6]	12.08[7]	0.41[7]	1.71[7]	—[8]	11[9]

CLASS 1

08-31-2013	11.30	0.18	0.25	0.43	(0.15)	(0.19)	—	(0.34)	11.39	3.81	0.45	0.46	1.61	757	11
08-31-2012	10.54	0.17	0.74	0.91	(0.15)	—[12]	—	(0.15)	11.30	8.75	0.28	0.29	1.62	448	127
08-31-2011	9.70	0.17	0.81	0.98	(0.11)	(0.03)	—	(0.14)	10.54	10.13	0.32	0.16	1.60	105	12
08-31-2010[13]	10.00	0.05	(0.35)	(0.30)	—	—	—	—	9.70	(3.00)[6]	323.16[7]	0.16[7]	1.41[7]	—[8]	—[14]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio.
The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56% and 0.48%–0.56% for the
periods ended 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 The inception date for Class R4 is 5-1-12.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 Less than $0.005 per share.
13 The inception date for Class 1 shares is 4-30-10.
14 Less than 1%.

38	Retirement Choices Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2015 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)	(%)[4] (loss)	(%)[2]	($)	(%)

CLASS R1

08-31-2013[5]	11.26	0.11	(0.14)	(0.03)	(0.07)	(0.18)	—	(0.25)	10.98	(0.30)[6]	15.88[7]	1.25[7]	0.93[7]	—[8]	27[9]

CLASS R2

08-31-2013[5]	11.26	0.13	(0.13)	—	(0.10)	(0.18)	—	(0.28)	10.98	(0.05)[6]	15.64[7]	1.00[7]	1.18[7]	—[8]	27[9]

CLASS R4

08-31-2013	11.26	0.16	(0.14)	0.02	(0.12)	(0.18)	—	(0.30)	10.98	0.20	21.18	0.75	1.42	—[8]	27
08-31-2012[10]	11.03	0.04	0.19	0.23	—	—	—	—	11.26	2.09[6]	20.89[7]	0.66[7]	1.04[7]	—[8]	133[11]

CLASS R6

08-31-2013[5]	11.26	0.18	(0.13)	0.05	(0.15)	(0.18)	—	(0.33)	10.98	0.45[6]	12.19[7]	0.50[7]	1.64[7]	—[8]	27[9]

CLASS 1

08-31-2013	11.26	0.18	(0.13)	0.05	(0.15)	(0.18)	—	(0.33)	10.98	0.40	0.54	0.55	1.57	404	27
08-31-2012	10.68	0.19	0.54	0.73	(0.15)	—[12]	—	(0.15)	11.26	6.92	0.32	0.31	1.79	293	133
08-31-2011	10.03	0.23	0.55	0.78	(0.09)	(0.04)	—	(0.13)	10.68	7.85	0.41	0.16	2.21	70	26
08-31-2010[13]	10.00	0.07	(0.04)	0.03	—	—	—	—	10.03	0.30[6]	315.94[7]	0.16[7]	1.96[7]	—[8]	— [14]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56% and 0.48%–0.56% for the periods ended 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 The inception date for Class R4 shares is 5-1-12.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 Less than $0.005 per share.
13 The inception date for Class 1 shares is 4-30-10.
14 Less than 1%.

	Annual report | Retirement Choices Portfolios	39
See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2010 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)	(%)[4] (loss)	(%)[2]	($)	(%)

CLASS R1

08-31-2013[5]	11.21	0.08	(0.19)	(0.11)	(0.06)	(0.19)	—	(0.25)	10.85	(1.03)[6]	16.02[7]	1.28[7]	0.73[7]	—[8]	46[9]

CLASS R2

08-31-2013[5]	11.21	0.11	(0.19)	(0.08)	(0.09)	(0.19)	—	(0.28)	10.85	(0.78)[6]	15.78[7]	1.03[7]	0.98[7]	—[8]	46[9]

CLASS R4

08-31-2013	11.20	0.13	(0.18)	(0.05)	(0.12)	(0.19)	—	(0.31)	10.84	(0.53)	21.14	0.78	1.21	—[8]	46
08-31-2012[10]	10.96	0.04	0.20	0.24	—	—	—	—	11.20	2.19[6]	20.84[7]	0.69[7]	1.06[7]	—[8]	148[11]

CLASS R6

08-31-2013[5]	11.21	0.16	(0.18)	(0.02)	(0.15)	(0.19)	—	(0.34)	10.85	(0.28)[6]	14.94[7]	0.53[7]	1.48[7]	—[8]	46[9]

CLASS 1

08-31-2013	11.21	0.15	(0.18)	(0.03)	(0.14)	(0.19)	—	(0.33)	10.85	(0.33)	0.58	0.58	1.36	236	46
08-31-2012	10.75	0.20	0.43	0.63	(0.17)	—[12]	—	(0.17)	11.21	5.96	0.35	0.33	1.83	197	148
08-31-2011	10.37	0.29	0.24	0.53	(0.10)	(0.05)	—	(0.15)	10.75	5.19	0.44	0.16	2.82	52	109
08-31-2010[13]	10.00	0.09	0.28	0.37	—	—	—	—	10.37	3.70[6]	308.90[7]	0.16[7]	2.55[7]	—[8]	—[14]

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56% and 0.48%–0.56% for the
periods ended 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 The inception date for Class R4 shares is 5-1-12.
11 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 Less than $0.005 per share.
13 The inception date for Class 1 shares is 4-30-10.
14 Less than 1%.

40	Retirement Choices Portfolios | Annual report
See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, nine of which (collectively, Retirement Choices Portfolios or the portfolios, and each individually, the portfolio) are presented in this report. The Retirement Choices Portfolios are series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III), other affiliated funds of the John Hancock Funds complex and other permitted investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class R1, Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, transfer agent fees, printing and postage expenses and state registration fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-225-5291, or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov, or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day. Exchange-traded funds held by the portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of August 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Annual report | Retirement Choices Portfolios	41

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. Prior to March 27, 2013, the portfolios participated in a $200 million unsecured line of credit, also with Citibank, N.A., with terms otherwise similar to the existing agreement. For the year ended August 31, 2013, the portfolios had no borrowings under either line of credit.

Commitment fees for the year ended August 31, 2013 were as follows:

Portfolio	Commitment Fees

Retirement Choices at 2050	$441
Retirement Choices at 2045	462
Retirement Choices at 2040	482
Retirement Choices at 2035	516
Retirement Choices at 2030	543
Retirement Choices at 2025	565
Retirement Choices at 2020	535
Retirement Choices at 2015	476
Retirement Choices at 2010	445

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each of the portfolios intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, certain portfolios have capital loss carryforwards available to offset future net realized capital gains as of August 31, 2013. Availability of a certain amount of the loss carryforwards may be limited in a given year. The following table details the capital loss carryforward available as of August 31, 2013:

	No expiration date

Portfolio	Short Term	Long Term

Retirement Choices at 2050 Portfolio	—	$199,878
Retirement Choices at 2040 Portfolio	$328,580	—
Retirement Choices at 2035 Portfolio	191,356	—

As of August 31, 2013, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on August 31, 2013, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Retirement Choices at 2050 Portfolio	$203,269,869	$17,686,804	($3,376,538)	$14,310,266
Retirement Choices at 2045 Portfolio	308,227,890	30,442,273	(4,831,511)	25,610,762
Retirement Choices at 2040 Portfolio	419,988,554	41,413,153	(6,386,610)	35,026,543
Retirement Choices at 2035 Portfolio	603,337,262	57,568,314	(9,782,037)	47,786,277
Retirement Choices at 2030 Portfolio	771,884,891	65,959,442	(14,249,731)	51,709,711
Retirement Choices at 2025 Portfolio	896,433,862	63,217,616	(19,442,404)	43,775,212
Retirement Choices at 2020 Portfolio	744,774,701	34,966,301	(18,698,082)	16,268,219
Retirement Choices at 2015 Portfolio	409,271,347	8,126,524	(11,103,724)	(2,977,200)
Retirement Choices at 2010 Portfolio	238,643,876	2,870,105	(5,146,849)	(2,276,744)

42	Retirement Choices Portfolios | Annual report

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

The tax character of distributions paid during the year August 31, 2013 was as follows:

		Long Term
Portfolio	Ordinary Income	Capital Gains	Total

Retirement Choices at 2050	$3,755,334	$79,850	$3,835,184
Retirement Choices at 2045	6,698,687	396,287	7,094,974
Retirement Choices at 2040	9,902,760	421,871	10,324,631
Retirement Choices at 2035	14,046,783	812,183	14,858,966
Retirement Choices at 2030	17,352,414	1,138,138	18,490,552
Retirement Choices at 2025	19,993,993	1,987,060	21,981,053
Retirement Choices at 2020	15,197,942	2,140,342	17,338,284
Retirement Choices at 2015	8,698,338	1,783,561	10,481,899
Retirement Choices at 2010	5,386,678	1,572,817	6,959,495

The tax character of distributions paid during the year August 31, 2012 was as follows:

		Long Term
Portfolio	Ordinary Income	Capital Gains	Total

Retirement Choices at 2050	$364,911	—	$364,911
Retirement Choices at 2045	1,085,452	$3,987	1,089,439
Retirement Choices at 2040	1,389,550	90	1,389,640
Retirement Choices at 2035	1,974,599	11,707	1,986,306
Retirement Choices at 2030	2,512,506	14,595	2,527,101
Retirement Choices at 2025	3,280,910	21,670	3,302,580
Retirement Choices at 2020	2,693,227	16,575	2,709,802
Retirement Choices at 2015	1,814,738	10,275	1,825,013
Retirement Choices at 2010	1,416,190	20,681	1,436,871

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary	Undistributed Long	Capital Loss	Post-October
Portfolio	Income	Term Capital Gains	Carryforward	Deferral

Retirement Choices at 2050	$771,618	—	$199,878	—
Retirement Choices at 2045	1,182,253	—	—	$343,493
Retirement Choices at 2040	1,571,442	—	328,580	—
Retirement Choices at 2035	2,445,560	—	191,356	—
Retirement Choices at 2030	3,686,190	$14,735	—	—
Retirement Choices at 2025	5,270,638	264,588	—	—
Retirement Choices at 2020	5,123,199	1,433,717	—	—
Retirement Choices at 2015	3,933,734	180,019	—	—
Retirement Choices at 2010	1,751,408	—	—	—

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the portfolio’s financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Annual report | Retirement Choices Portfolios	43

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The portfolios pay the Advisor a management fee for its services to the portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust or JHF III. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.06% of the first $7.5 billion of aggregate net assets and (b) 0.05% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the portfolios and is equivalent to the sum of: (a) 0.51% of the first $7.5 billion of aggregate net assets and (b) 0.50% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the portfolios.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended August 31, 2013, including the impact of waivers, reimbursements and amounts recaptured, were equivalent to the net annual effective rate of the portfolios’ average daily net assets as follows:

	Annual		Annual
Portfolio	Effective Rate	Portfolio	Effective Rate

Retirement Choices at 2050	0.14%	Retirement Choices at 2025	0.29%
Retirement Choices at 2045	0.17%	Retirement Choices at 2020	0.37%
Retirement Choices at 2040	0.19%	Retirement Choices at 2015	0.44%
Retirement Choices at 2035	0.22%	Retirement Choices at 2010	0.44%
Retirement Choices at 2030	0.25%

Expense reimbursements. The Advisor has voluntarily agreed to waive its advisory fee or reimburse the portfolios so that the aggregate advisory fee retained by the Advisor with respect to each portfolio and the underlying investments in a portfolio does not exceed 0.51% of the portfolio’s first $7.5 billion of average daily net assets and 0.50% of the portfolio’s average daily net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor on notice to the portfolios.

The Advisor has contractually agreed to waive fees and/or reimburse certain portfolio level expenses for the Retirement Choices Portfolios excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, printing fees, taxes, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses, short dividend expense and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The waivers are such that these expenses will not exceed 0.05% of average annual net assets of a portfolio. This expense limitation shall continue in effect until at least December 31.

The Advisor has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding all portfolio level expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, short dividend expense and acquired fund fees for Class R1, Class R2, Class R4 and Class R6 shares, to the extent that fees/expenses for each class exceed 0.75%, 0.50%, 0.25% and 0.00%, respectively, of the average annual net assets attributable to that class. This expense fee waiver and/or reimbursement will continue in effect until at least December 31, 2013.

For the year ended August 31, 2013, the expense reductions to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

			Expense Reimbursement by Class

Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total

Retirement Choices at 2050	$14,463	$14,463	$20,980	$14,832	$39,623	$104,361
Retirement Choices at 2045	14,442	14,442	20,959	14,811	15,456	80,110
Retirement Choices at 2040	14,438	14,438	20,776	14,809	6,212	70,673
Retirement Choices at 2035	14,437	14,437	20,953	14,808	1,627	66,262
Retirement Choices at 2030	14,438	14,438	20,774	14,812	1	64,463
Retirement Choices at 2025	14,441	14,441	20,954	14,812	1	64,649
Retirement Choices at 2020	14,445	14,445	20,955	14,810	—	64,655
Retirement Choices at 2015	14,450	14,451	21,143	14,812	3,685	68,541
Retirement Choices at 2010	14,456	14,456	20,963	14,814	12,974	77,663

44	Retirement Choices Portfolios | Annual report

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the portfolio is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

	Amounts eligible for	Amounts eligible for	Amounts eligible for	Amount recovered
	recovery through	recovery through	recovery through	during the period ended
Fund Name	August 1, 2014	August 1, 2015	August 1, 2016	August 31, 2013

Retirement Choices at 2050	$42,419	$66,177	$104,361	$511
Retirement Choices at 2045	49,160	42,509	80,110	1,938
Retirement Choices at 2040	46,953	32,715	70,672	19,076
Retirement Choices at 2035	6,347	24,461	66,262	67,098
Retirement Choices at 2030	—	6,255	64,462	75,865
Retirement Choices at 2025	—	6,282	64,649	55,823
Retirement Choices at 2020	—	6,282	64,655	69,644
Retirement Choices at 2015	42,976	24,322	68,540	31,929
Retirement Choices at 2010	47,855	36,629	77,665	3,285
	$235,710	$245,632	$661,376	$325,167

Amounts recovered by class

Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total

Retirement Choices at 2050	—	—	$511	—	—	$511
Retirement Choices at 2045	—	—	511	—	$1,427	1,938
Retirement Choices at 2040	$5	$5	544	$6	18,516	19,076
Retirement Choices at 2035	13	13	525	16	66,531	67,098
Retirement Choices at 2030	12	12	551	12	75,278	75,865
Retirement Choices at 2025	9	9	520	8	55,277	55,823
Retirement Choices at 2020	11	11	522	11	69,089	69,644
Retirement Choices at 2015	8	8	499	12	31,402	31,929
Retirement Choices at 2010	1	1	511	2	2,770	3,285

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2013 amounted to an annual rate of 0.01% of the portfolio’s average daily net assets.

Distribution and service plans. The Trust has a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class R1, Class R2, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2 and Class R4 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares.

Class	Rule 12b-1 Fee	Service Fee

R1	0.50%	0.25%
R2	0.25%	0.25%
R4	0.25%	0.10%
1	0.05%	—

The Distributor has contractually agreed to limit the distribution and service fees for Class R4 shares of each portfolio to 0.15% of the average daily net assets of Class R4 shares until at least December 31, 2013.

Annual report | Retirement Choices Portfolios	45

Accordingly, these fee waivers and/or reimbursements amounted to the following for Class R4 shares, for the year ended August 31, 2013:

Class R4 12b-1
Portfolio	Reimbursement

Retirement Choices at 2050	$107
Retirement Choices at 2045	106
Retirement Choices at 2040	106
Retirement Choices at 2035	106
Retirement Choices at 2030	105
Retirement Choices at 2025	104
Retirement Choices at 2020	103
Retirement Choices at 2015	102
Retirement Choices at 2010	101

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2013 were:

	Share	Distribution and	Transfer	State registration	Printing and
Portfolio	class	service fees	agent fees	fees	postage

Retirement Choices at 2050	Class R1	525	28	14,463	207
	Class R2	262	28	14,463	207
	Class R4	266	27	20,230	292
	Class R6	—	27	14,463	314
	Class 1	79,530	—	—	—
	Total	$80,583	$110	$63,619	$1,020

Retirement Choices at 2045	Class R1	524	28	14,463	207
	Class R2	262	28	14,463	207
	Class R4	266	27	20,230	292
	Class R6	—	27	14,463	313
	Class 1	131,990	—	—	—
	Total	$133,042	$110	$63,619	$1,019

Retirement Choices at 2040	Class R1	523	27	14,463	207
	Class R2	261	27	14,463	207
	Class R4	265	28	20,230	86
	Class R6	—	29	14,463	314
	Class 1	180,114	—	—	—
	Total	$181,163	$111	$63,619	$814

Retirement Choices at 2035	Class R1	522	27	14,463	207
	Class R2	261	27	14,463	207
	Class R4	265	28	20,230	292
	Class R6	—	29	14,463	313
	Class 1	262,486	—	—	—
	Total	$263,534	$111	$63,619	$1,019

Retirement Choices at 2030	Class R1	518	27	14,463	207
	Class R2	259	27	14,463	207
	Class R4	264	27	20,230	86
	Class R6	—	33	14,463	313
	Class 1	332,792	—	—	—
	Total	$333,833	$114	$63,619	$813

Retirement Choices at 2025	Class R1	511	27	14,463	207
	Class R2	255	27	14,463	207
	Class R4	261	27	20,230	292
	Class R6	—	34	14,463	313
	Class 1	386,030	—	—	—
	Total	$387,057	$115	$63,619	$1,019

46	Retirement Choices Portfolios | Annual report

	Share	Distribution and	Transfer	State registration	Printing and
Portfolio	class	service fees	agent fees	fees	postage

Retirement Choices at 2020	Class R1	503	26	14,463	206
	Class R2	251	26	14,463	206
	Class R4	258	26	20,230	293
	Class R6	—	33	14,463	314
	Class 1	324,925	—	—	—
	Total	$325,937	$111	$63,619	$1,019

Retirement Choices at 2015	Class R1	492	26	14,463	206
	Class R2	246	26	14,463	206
	Class R4	254	26	20,230	499
	Class R6	—	32	14,463	314
	Class 1	188,123	—	—	—
	Total	$189,115	$110	$63,619	$1,225

Retirement Choices at 2010	Class R1	489	26	14,463	206
	Class R2	244	26	14,463	206
	Class R4	252	26	20,230	293
	Class R6	—	26	14,463	318
	Class 1	120,201	—	—	—
	Total	$121,186	$104	$63,619	$1,023

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in portfolio shares for the periods ended August 31, 2013 and 2012 were as follows:

Retirement Choices at 2050 Portfolio

		Period ended 8-31-13		Period ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	9,970	$100,000	—	—

Net increase	9,970	$100,000	—	—

Class R2 shares[1]

Sold	9,970	$100,000	—	—

Net increase	9,970	$100,000	—	—

Class R4 shares[2]

Sold	—	—	10,000	$100,000

Net increase	—	—	10,000	$100,000

Class R6 shares[1]

Sold	9,970	$100,000	—	—

Net increase	9,970	$100,000	—	—

Class 1 shares

Sold	11,094,899	$116,922,060	7,525,771	$72,055,092
Distributions reinvested	379,757	3,824,151	39,968	364,911
Repurchased	(119,968)	(1,282,446)	(96,230)	(911,778)

Net increase	11,354,688	$119,463,765	7,469,509	$71,508,225

Total net increase	11,384,598	$119,763,765	7,479,509	$71,608,225

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

Annual report | Retirement Choices Portfolios	47

Retirement Choices at 2045 Portfolio

		Period ended 8-31-13		Period ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	8,889	$100,000	—	—

Net increase	8,889	$100,000	—	—

Class R2 shares[1]

Sold	8,889	$100,000	—	—

Net increase	8,889	$100,000	—	—

Class R4 shares[2]

Sold	—	—	8,905	$100,000

Net increase	—	—	8,905	$100,000

Class R6 shares[1]

Sold	8,889	$100,000	—	—

Net increase	8,889	$100,000	—	—

Class 1 shares

Sold	11,998,432	$141,461,765	10,667,466	$114,437,638
Distributions reinvested	627,951	7,083,284	106,183	1,089,438
Repurchased	(321,679)	(3,910,167)	(37,471)	(389,919)

Net increase	12,304,704	$144,634,882	10,736,178	$115,137,157

Total net increase	12,331,371	$144,934,882	10,745,083	$115,237,157

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

Retirement Choices at 2040 Portfolio

		Period ended 8-31-13		Period ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	8,889	$100,000	—	—

Net increase	8,889	$100,000	—	—

Class R2 shares[1]

Sold	8,889	$100,000	—	—

Net increase	8,889	$100,000	—	—

Class R4 shares[2]

Sold	—	—	8,905	$100,000

Net increase	—	—	8,905	$100,000

Class R6 shares[1]

Sold	16,596	$195,943	—	—

Net increase	16,596	$195,943	—	—

Class 1 shares

Sold	16,643,376	$195,807,922	15,287,873	$163,397,428
Distributions reinvested	915,828	10,312,219	135,442	1,389,640
Repurchased	(352,498)	(4,238,816)	(84,369)	(894,195)

Net increase	17,206,706	$201,881,325	15,338,946	$163,892,873

Total net increase	17,241,080	$202,277,268	15,347,851	$163,992,873

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

48	Retirement Choices Portfolios | Annual report

Retirement Choices at 2035 Portfolio

		Period ended 8-31-13		Period ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	8,881	$100,000	—	—

Net increase	8,881	$100,000	—	—

Class R2 shares[1]

Sold	8,881	$100,000	—	—

Net increase	8,881	$100,000	—	—

Class R4 shares[2]

Sold	—	—	8,905	$100,000

Net increase	—	—	8,905	$100,000

Class R6 shares[1]

Sold	16,398	$193,200	—	—

Net increase	16,398	$193,200	—	—

Class 1 shares

Sold	22,573,714	$265,341,294	23,521,707	$252,721,967
Distributions reinvested	1,317,387	14,846,952	193,033	1,986,306
Repurchased	(785,347)	(9,483,569)	(354,987)	(3,795,229)

Net increase	23,105,754	$270,704,677	23,359,753	$250,913,044

Total net increase	23,139,914	$271,097,877	23,368,658	$251,013,044

1The ince50ption date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

Retirement Choices at 2030 Portfolio

		Period ended 8-31-13		Period ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	8,881	$100,000	—	—

Net increase	8,881	$100,000	—	—

Class R2 shares[1]

Sold	8,881	$100,000	—	—

Net increase	8,881	$100,000	—	—

Class R4 shares[2]

Sold	—	—	8,921	$100,000

Net increase	—	—	8,921	$100,000

Class R6 shares[1]

Sold	31,179	$372,472	—	—
Repurchased	(7,127)	(85,385)	—	—

Net increase	24,052	$287,087	—	—

Class 1 shares

Sold	30,125,968	$351,785,926	29,692,009	$319,282,670
Distributions reinvested	1,642,559	18,478,790	244,401	2,527,101
Repurchased	(1,509,628)	(17,886,654)	(350,935)	(3,748,811)

Net increase	30,258,899	$352,378,062	29,585,475	$318,060,960

Total net increase	30,300,713	$352,865,149	29,594,396	$318,160,960

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

Annual report | Retirement Choices Portfolios	49

Retirement Choices at 2025 Portfolio

		Period ended 8-31-13		Period ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	8,857	$100,000	—	—

Net increase	8,857	$100,000	—	—

Class R2 shares[1]

Sold	8,857	$100,000	—	—

Net increase	8,857	$100,000	—	—

Class R4 shares[2]

Sold	—	—	8,945	$100,000

Net increase	—	—	8,945	$100,000

Class R6 shares[1]

Sold	45,486	$537,660	—	—

Net increase	45,486	$537,660	—	—

Class 1 shares

Sold	33,889,749	$392,883,409	34,947,874	$376,745,988
Distributions reinvested	1,958,039	21,969,196	316,642	3,302,579
Repurchased	(1,879,245)	(22,174,537)	(1,030,687)	(10,999,224)

Net increase	33,968,543	$392,678,068	34,233,829	$369,049,343

Total net increase	34,031,743	$393,415,728	34,242,774	$369,149,343

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

Retirement Choices at 2020 Portfolio

		Period ended 8-31-13		Period ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	8,850	$100,000	—	—

Net increase	8,850	$100,000	—	—

Class R2 shares[1]

Sold	8,850	$100,000	—	—

Net increase	8,850	$100,000	—	—

Class R4 shares[2]

Sold	—	—	8,985	$100,000

Net increase	—	—	8,985	$100,000

Class R6 shares[1]

Sold	35,399	$407,422	—	—

Net increase	35,399	$407,422	—	—

Class 1 shares

Sold	28,133,519	$321,654,148	31,014,746	$337,274,325
Distributions reinvested	1,548,498	17,327,698	256,367	2,709,802
Repurchased	(2,938,050)	(33,936,812)	(1,507,059)	(16,426,492)

Net increase	26,743,967	$305,045,034	29,764,054	$323,557,635

Total net increase	26,797,066	$305,652,456	29,773,039	$323,657,635

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

50	Retirement Choices Portfolios | Annual report

Retirement Choices at 2015 Portfolio

		Period ended 8-31-13		Period ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	8,881	$100,000	—	—

Net increase	8,881	$100,000	—	—

Class R2 shares[1]

Sold	8,881	$100,000	—	—

Net increase	8,881	$100,000	—	—

Class R4 shares[2]

Sold	—	—	9,066	$100,000

Net increase	—	—	9,066	$100,000

Class R6 shares[1]

Sold	21,854	$244,056	—	—

Net increase	21,854	$244,056	—	—

Class 1 shares

Sold	15,087,434	$169,317,685	20,885,149	$227,835,408
Distributions reinvested	946,791	10,471,506	170,403	1,825,013
Repurchased	(5,208,677)	(58,005,775)	(1,614,123)	(17,575,187)

Net increase	10,825,548	$121,783,416	19,441,429	$212,085,234

Total net increase	10,865,164	$122,227,472	19,450,495	$212,185,234

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

Retirement Choices at 2010 Portfolio

		Period ended 8-31-13		Period ended 8-31-12
	Shares	Amount	Shares	Amount
Class R1 shares[1]

Sold	8,921	$100,002	—	—

Net increase	8,921	$100,002	—	—

Class R2 shares[1]

Sold	8,921	$100,000	—	—

Net increase	8,921	$100,000	—	—

Class R4 shares[2]

Sold	—	—	9,124	$100,000

Net increase	—	—	9,124	$100,000

Class R6 shares[1]

Sold	14,150	$157,160	—	—

Net increase	14,150	$157,160	—	—

Class 1 shares

Sold	10,813,383	$120,034,822	15,297,304	$167,047,942
Distributions reinvested	634,620	6,949,086	133,662	1,436,871
Repurchased	(7,332,957)	(80,760,658)	(2,643,951)	(28,909,157)

Net increase	4,115,046	$46,223,250	12,787,015	$139,575,656

Total net increase	4,147,038	$46,580,412	12,796,139	$139,675,656

1The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
2The inception date for Class R4 shares is 5-1-12.

Annual report | Retirement Choices Portfolios	51

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on August 31, 2013:

Portfolio	Class	% By Class

Retirement Choices at 2050	R1	100%
Retirement Choices at 2050	R2	100%
Retirement Choices at 2050	R4	100%
Retirement Choices at 2050	R6	100%
Retirement Choices at 2045	R1	100%
Retirement Choices at 2045	R2	100%
Retirement Choices at 2045	R4	100%
Retirement Choices at 2045	R6	100%
Retirement Choices at 2040	R1	100%
Retirement Choices at 2040	R2	100%
Retirement Choices at 2040	R4	100%
Retirement Choices at 2040	R6	54%
Retirement Choices at 2035	R1	100%
Retirement Choices at 2035	R2	100%
Retirement Choices at 2035	R4	100%
Retirement Choices at 2035	R6	54%
Retirement Choices at 2030	R1	100%
Retirement Choices at 2030	R2	100%
Retirement Choices at 2030	R4	100%
Retirement Choices at 2030	R6	37%
Retirement Choices at 2025	R1	100%
Retirement Choices at 2025	R2	100%
Retirement Choices at 2025	R4	100%
Retirement Choices at 2025	R6	19%
Retirement Choices at 2020	R1	100%
Retirement Choices at 2020	R2	100%
Retirement Choices at 2020	R4	100%
Retirement Choices at 2020	R6	25%
Retirement Choices at 2015	R1	100%
Retirement Choices at 2015	R2	100%
Retirement Choices at 2015	R4	100%
Retirement Choices at 2015	R6	41%
Retirement Choices at 2010	R1	100%
Retirement Choices at 2010	R2	100%
Retirement Choices at 2010	R4	100%
Retirement Choices at 2010	R6	63%

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the year ended August 31, 2013:

Portfolio	Purchases	Sales

Retirement Choices at 2050	123,023,685	4,270,715
Retirement Choices at 2045	151,054,908	7,559,716
Retirement Choices at 2040	210,929,589	12,128,335
Retirement Choices at 2035	292,094,731	23,991,596
Retirement Choices at 2030	390,817,055	40,795,053
Retirement Choices at 2025	460,629,930	70,151,905
Retirement Choices at 2020	376,582,757	70,498,245
Retirement Choices at 2015	222,644,134	101,313,169
Retirement Choices at 2010	154,926,442	108,623,562

52	Retirement Choices Portfolios | Annual report

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the year ended August 31, 2013, the following portfolios held 5% or more of an underlying funds’ net assets:

Portfolio	Affiliated Series NAV	Portfolio’s Net Assets

Retirement Choices at 2045	John Hancock Strategic Equity Allocation Fund	5.1%
Retirement Choices at 2040	John Hancock Strategic Equity Allocation Fund	6.9%
Retirement Choices at 2035	John Hancock Strategic Equity Allocation Fund	9.4%
Retirement Choices at 2030	John Hancock Strategic Equity Allocation Fund	10.6%
Retirement Choices at 2025	John Hancock Short Term Government Income Fund	6.8%
Retirement Choices at 2025	John Hancock Strategic Equity Allocation Fund	9.5%
Retirement Choices at 2020	John Hancock Short Term Government Income Fund	5.3%
Retirement Choices at 2020	John Hancock Strategic Equity Allocation Fund	5.0%

Annual report | Retirement Choices Portfolios	53

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios identified in Note 2 which are part of John Hancock Funds II (the “Trust”) at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the transfer agents, brokers and custodian, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 25, 2013

54	Retirement Choices Portfolios | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during the taxable year ended August 31, 2013.

The portfolios report the maximum amount allowable of their net taxable income as eligible for the corporate dividends-received deduction.

The portfolios report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The portfolios below paid the following amounts in capital gain dividends:

Portfolio	Capital Gain

Retirement Choices at 2050	$79,850
Retirement Choices at 2045	396,287
Retirement Choices at 2040	421,871
Retirement Choices at 2035	812,183
Retirement Choices at 2030	1,138,138
Retirement Choices at 2025	1,987,060
Retirement Choices at 2020	2,140,342
Retirement Choices at 2015	1,783,561
Retirement Choices at 2010	1,572,817

The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on income derived from foreign sources.

Portfolio	Foreign Sourced Income	Foreign Tax Credit

Retirement Choices at 2035	$688,263	$128,685
Retirement Choices at 2030	772,212	144,701
Retirement Choices at 2025	687,158	128,054

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the portfolios.

Annual report | Retirement Choices Portfolios	55

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and each of the Subadvisory Agreements (collectively, the Subadvisory Agreements) for each of the portfolios of the Trust discussed in this report (the funds). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the subadvisors (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the funds identified in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each fund, the Advisor, and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the funds and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisors with respect to the funds they manage. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities market, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the funds, including, but not limited to, general supervision and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

56	Retirement Choices Portfolios | Annual report

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the funds;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the funds; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the funds.

Investment performance. In considering the funds’ performance, the Board noted that it reviews at its regularly scheduled meetings information about the funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the funds’ performance;

(b) considered the comparative performance of each fund’s respective benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included each fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of each fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular funds.

The Board concluded that the performance of each of the funds has generally been in line with or generally outperformed the historical performance of comparable funds, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, each fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered each fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as each fund’s ranking within broader groups of funds. In comparing each fund’s net and contractual management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to all of the funds. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, which is discussed further below. The Board also noted management’s discussion of the funds’ expenses, as well as certain actions taken over the past several years to reduce the funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisors’ services to the funds and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each fund is reasonable.

In addition, the Trustees concluded that the advisory fee to be paid to the Advisor with respect to each of the funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the funds and that the additional services are necessary because of the differences between the investment policies, strategies, and techniques of a fund of funds and those of its underlying portfolios.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to each fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

Annual report | Retirement Choices Portfolios	57

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the funds on a cost basis pursuant to an administrative services agreement;

(g) noted that the funds’ Subadvisors are affiliates of the Advisor;

(h) noted that affiliates of the Advisor provide transfer agency services and distribution services to the funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the funds;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the funds;

(j) noted that the subadvisory fees for the funds are paid by the Advisor;

(k) noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the funds invest; and

(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the funds and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors), from their relationship with each fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for certain of the underlying portfolios it advises in which each fund may invest and for each of the other John Hancock open-end funds (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.0150% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, and index funds of the Trust, John Hancock Variable Insurance Trust and the John Hancock closed-end funds.);

(b) reviewed the Trust’s advisory fee structure and concluded that (i) the funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders to benefit from economies of scale if those funds grow. The Board also took into account management’s discussion of the funds’ advisory fee structure; and

(c) considered the effect of the funds’ growth in size on their performance and fees. The Board also noted that if the funds’ assets increase over time, the funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to each Subadvisor’s business, including current subadvisory services to the Trust and other funds in the John Hancock family of funds, if applicable;

(2) the historical and current performance of each fund and comparative performance information relating to the fund’s benchmark and comparable funds;

(3) the subadvisory fee for each fund and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the funds. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisors’ regulatory history, including whether

58	Retirement Choices Portfolios | Annual report

it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable fund that is consistent with the fund’s investment objective(s), the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with a fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the funds.

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements. In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with a fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that each fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to that fund as included in the report prepared by the independent third-party provider of mutual fund data. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the funds to fees charged by each fund’s Subadvisors to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered each fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark and each fund’s overall performance is satisfactory with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Noted that the subadvisory fees are paid by the Advisor, and that the fee structure for each of the funds contains breakpoints at the advisory fee level.

In addition, the Trustees concluded that the subadvisory fees are based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios in which the funds invest and that the additional services are necessary because of the differences between the investment policies, strategies, and techniques of a fund of funds and those of its underlying portfolios.

Additional information relating to each fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreements for a particular fund is set forth in Appendix A.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements would be in the best interest of each of the funds and their respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.

Annual report | Retirement Choices Portfolios	59

Appendix A

Performance as of
Portfolio (Subadvisor)	December 31, 2012	Fees and Expenses	Comments

Retirement Choices at 2010	Benchmark Index — The	Net management fees for this	The Board took into account
	fund underperformed for the	fund are higher than the peer	management’s discussion
(John Hancock Asset	one-year period.	group median.	of the fund’s performance,
Management a division of			including the differences in
Manulife Asset Management	Lipper Category — The fund	Total expenses for this fund	investment allocation rela-
(US) LLC)	underperformed the average	are lower than the peer	tive to its peer group and the
	for the one-year period.	group median.	impact of market conditions
(John Hancock Asset			on its investment strategy.
Management a division of
Manulife Asset Management			The Board also noted the
(North America) Limited)			fund’s relative performance
since inception.

The Board noted the fund’s
inception date of April 30,
2010, and that the fund
has a relatively limited
performance history.

The Board took into account
management’s discussion of
the fund’s expenses.

The Board noted that the fund
is subject to an expense waiver
that reduces certain expenses
of the fund.

Retirement Choices at 2015	Benchmark Index — The	Net management fees for this	Board took into account man-
	fund outperformed for the	fund are higher than the peer	agement’s discussion of the
(John Hancock Asset	one-year period.	group median.	fund’s performance, including
Management a division of			the differences in invest-
Manulife Asset Management	Lipper Category — The fund	Total expenses for this fund	ment allocation relative to its
(US) LLC)	underperformed the average	are lower than the peer	peer group and the impact
	for the one-year period.	group median.	of market conditions on its
(John Hancock Asset			investment strategy.
Management a division of
Manulife Asset Management			The Board also noted the
(North America) Limited)			fund’s relative performance
since inception and to its
benchmark index for the
one-year period.

The Board noted the fund’s
inception date of April 30,
2010, and that the fund
has a relatively limited
performance history.

The Board took into account
management’s discussion of
the fund’s expenses.

The Board noted that the
fund is subject to an expense
waiver that reduces certain
expenses of the fund.

60	Retirement Choices Portfolios | Annual report

Performance as of
Portfolio (Subadvisor)	December 31, 2012	Fees and Expenses	Comments

Retirement Choices at 2020	Benchmark Index — The	Net management fees for this	The Board took into account
	fund outperformed for the	fund are higher than the peer	management’s discussion
(John Hancock Asset	one-year period.	group median.	of the fund’s performance,
Management a division of			including the differences in
Manulife Asset Management	Lipper Category — The fund	Total expenses for this fund	investment allocation rela-
(US) LLC)	underperformed the average	are lower than the peer	tive to its peer group and the
	for the one-year period.	group median.	impact of market conditions
(John Hancock Asset			on its investment strategy.
Management a division of
Manulife Asset Management			The Board also noted the
(North America) Limited)			fund’s relative performance
since inception and its favor-
able performance relative to
its benchmark index for the
one-year period.

The Board noted the fund’s
inception date of April 30,
2010, and that the fund
has a relatively limited
performance history.

The Board took into account
management’s discussion of
the fund’s expenses.

The Board noted that the
fund is subject to an expense
waiver that reduces certain
expenses of the fund.

Retirement Choices at 2025	Benchmark Index — The	Net management fees for this	The Board took into account
	fund outperformed for the	fund are higher than the peer	management’s discussion
(John Hancock Asset	one-year period.	group median.	of the fund’s performance,
Management a division of			including the differences in
Manulife Asset Management	Lipper Category — The fund	Total expenses for this fund	investment allocation rela-
(US) LLC)	underperformed the average	are lower than the peer	tive to its peer group and the
	for the one-year period.	group median.	impact of market conditions
(John Hancock Asset			on its investment strategy.
Management a division of
Manulife Asset Management			The Board also noted the
(North America) Limited)			fund’s favorable performance
relative to its benchmark
index for the one-year period
and to the peer group for the
period since inception.

The Board noted the fund’s
inception date of April 30,
2010, and that the fund
has a relatively limited
performance history.

The Board took into account
management’s discussion of
the fund’s expenses.

The Board noted that the
fund is subject to an expense
waiver that reduces certain
expenses of the fund.

Annual report | Retirement Choices Portfolios	61

Performance as of
Portfolio (Subadvisor)	December 31, 2012	Fees and Expenses	Comments

Retirement Choices at 2030	Benchmark Index — The	Net management fees for this	The Board took into account
	fund outperformed for the	fund are higher than the peer	management’s discussion
(John Hancock Asset	one-year period.	group median.	of the fund’s performance,
Management a division of			including the differences in
Manulife Asset Management	Lipper Category — The fund	Total expenses for this fund	investment allocation rela-
(US) LLC)	underperformed the average	are lower than the peer	tive to its peer group and the
	for the one-year period.	group median.	impact of market conditions
(John Hancock Asset			on its investment strategy.
Management a division of
Manulife Asset Management			The Board also noted the
(North America) Limited)			fund’s favorable performance
relative to its benchmark
index for the one-year period
and to the peer group for the
period since inception.

The Board noted the fund’s
inception date of April 30,
2010, and that the fund
has a relatively limited
performance history.

The Board took into account
management’s discussion of
the fund’s expenses.

The Board noted that the
fund is subject to an expense
waiver that reduces certain
expenses of the fund.

Retirement Choices at 2035	Benchmark Index — The	Net management fees for this	The Board took into account
	fund outperformed for the	fund are higher than the peer	management’s discussion
(John Hancock Asset	one-year period.	group median.	of the fund’s performance,
Management a division of			including the differences in
Manulife Asset Management	Lipper Category — The fund	Total expenses for this fund	investment allocation rela-
(US) LLC)	underperformed the average	are lower than the peer	tive to its peer group and the
	for the one-year period.	group median.
(John Hancock Asset			impact of market conditions
Management a division of			on its investment strategy.
Manulife Asset Management			The Board also noted the
(North America) Limited)			fund’s favorable performance
relative to its benchmark index
for the one-year period and to
the peer group for the period
since inception.

The Board took into account
management’s discussion of
the fund’s expenses.

The Board noted the fund’s
inception date of April 30,
2010, and that the fund
has a relatively limited
performance history.

The Board noted that the fund
is subject to an expense waiver
that reduces certain expenses
of the fund.

62	Retirement Choices Portfolios | Annual report

Performance as of
Portfolio (Subadvisor)	December 31, 2012	Fees and Expenses	Comments

Retirement Choices at 2040	Benchmark Index — The	Net management fees for this	The Board took into account
	fund outperformed for the	fund are higher than the peer	management’s discussion
(John Hancock Asset	one-year period.	group median.	of the fund’s performance,
Management a division of			including the differences in
Manulife Asset Management	Lipper Category — The fund	Total expenses for this fund	investment allocation rela-
(US) LLC)	underperformed the average	are lower than the peer	tive to its peer group and the
	for the one-year period.	group median.	impact of market conditions
(John Hancock Asset			on its investment strategy.
Management a division of
Manulife Asset Management			The Board also noted the
(North America) Limited)			fund’s favorable performance
relative to its benchmark
index for the one-year period
and to the peer group for the
period since inception.

The Board noted the fund’s
inception date of April 30,
2010, and that the fund
has a relatively limited
performance history.

The Board took into account
management’s discussion of
the fund’s expenses.

The Board noted that the
fund is subject to an expense
waiver that reduces certain
expenses of the fund.

Retirement Choices at 2045	Benchmark Index — The	Net management fees for this	The Board took into account
	fund outperformed for the	fund are higher than the peer	management’s discussion
(John Hancock Asset	one-year period.	group median.	of the fund’s performance,
Management a division of			including the differences in
Manulife Asset Management	Lipper Category — The fund	Total expenses for this fund	investment allocation rela-
(US) LLC)	underperformed the average	are lower than the peer	tive to its peer group and the
	for the one-year period.	group median.	impact of market conditions
(John Hancock Asset			on its investment strategy.
Management a division of
Manulife Asset Management			The Board also noted the
(North America) Limited)			fund’s favorable performance
to its peers since inception
and to its benchmark index
for the one-year period.

The Board noted the fund’s
inception date of April 30,
2010, and that the fund
has a relatively limited
performance history.

The Board took into account
management’s discussion of
the fund’s expenses.

The Board noted that the
fund is subject to an expense
waiver that reduces certain
expenses of the fund.

Annual report | Retirement Choices Portfolios	63

Performance as of
Portfolio (Subadvisor)	December 31, 2012	Fees and Expenses	Comments

Retirement Choices at 2050	Benchmark Index — The	Net management fees for this	The Board took into account
	fund outperformed for the	fund are equal to the peer	management’s discussion
(John Hancock Asset	one-year period.	group median.	of the fund’s performance,
Management a division of			including the differences in
Manulife Asset Management	Lipper Category — The fund	Total expenses for this fund	investment allocation rela-
(US) LLC)	underperformed the average	are lower than the peer	tive to its peer group and the
	for the one-year period.	group median.	impact of market conditions
(John Hancock Asset			on its investment strategy.
Management a division of
Manulife Asset Management			The Board also noted the
(North America) Limited)			fund’s favorable performance
to its peers since inception
and to its benchmark index
for the one-year period.

The Board noted the fund’s
inception date of April 30,
2010, and that the fund
has a relatively limited
performance history.

The Board took into account
management’s discussion of
the fund’s expenses.

The Board noted that the
fund is subject to an expense
waiver that reduces certain
expenses of the fund.

64	Retirement Choices Portfolios | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of each portfolio and execute policies formulated by the Trustees.

Independent Trustees

		Number of
Name, year of birth	Trustee of	John Hancock
Position(s) held with fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1]	by Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and
Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman,
Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company)
(1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services
Corporation (1995–2007); Director, Connecticut River Bancorp (since 1998); Director, Virtus
Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee,
(2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds
III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable
Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee,
John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public
Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to
1999); Director, Lincoln Educational Services Corporation (since 2004); Director,
Symetra Financial Corporation (since 2010); Director, PMA Capital
Corporation (2004–2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III
(2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

William H. Cunningham,[3] Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director,
LIN Television (since 2009); Chairman (since 2009) and Director (since 2006), Lincoln
National Corporation (insurance); Director, Resolute Energy Corporation (since 2009);
Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc.
(until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin) (until 2009).

Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

Annual report | Retirement Choices Portfolios	65

Independent Trustees (continued)

		Number of
Name, year of birth	Trustee of	John Hancock
Position(s) held with fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since	by Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice
President, Frontier Capital Management Company (1988–2007); Director, Fiduciary
Trust (since 2009).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director,
The Todd Organization (consulting firm) (2003–2010); President, Westport Resources
Management (investment management consulting firm) (2006–2008); Senior Managing
Director, Partner, and Operating Head, Putnam Investments (2000–2003); Executive Vice
President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson,[3] Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive
Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable
Foundation (since 2001); Board of Directors of American Student Assistance Corporation
(1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of
Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Associate Professor, The Wallace E. Carroll School of Management, Boston College
(since 1984); Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds)
(since 2008); Director, The Barnes Group (since 2010).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III
(2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky,[3] Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000);
Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate)
(since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds;
Trustee and Vice Chairperson of the Board, John Hancock retail funds, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo,[3] Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and
Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-
entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc.
(nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters,
KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002);
Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992);
Director, Treasurer and Chairman of Audit and Finance Committees, Putnam Hospital Center
(1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and
Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

66	Retirement Choices Portfolios | Annual report

Non-Independent Trustees4

		Number of
Name, year of birth	Trustee of	John Hancock
Position(s) held with fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since	by Trustee

James R. Boyle, Born: 1959	2005	230

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds,
LLC, and John Hancock Investment Management Services, LLC (2005–2010).

Trustee, John Hancock retail funds (2005–2010 and since 2012), Trustee, John Hancock
Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[3] Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and
General Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012),
including prior positions).

Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

Warren A. Thomson,[3] Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial
Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife Asset Management (since 2001, including prior positions); Director (since 2006), and President and Chief Executive Officer (since 2013),
Manulife Asset Management Limited; Director and Chairman, Hancock Natural Resources
Group, Inc. (since 2013).

Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Principal officers who are not Trustees
		Officer
Name, year of birth		of the
Position(s) held with fund		Trust
Principal occupation(s) and other directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC, and
John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012); President,
John Hancock Investment Management Services, LLC (since 2010).

President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971		2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President,
John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President,
John Hancock Investment Management Services, LLC (since 2006, including prior positions); President,
John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Annual report | Retirement Choices Portfolios	67

Principal officers who are not Trustees (continued)

Officer
Name, year of birth	of the
Position(s) held with fund	Trust
Principal occupation(s) and other directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer,
John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior position).

John Hancock retail funds is composed of John Hancock Funds III and 34 other John Hancock funds consisting of 24 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210–2805.

The Statement of Additional Information of the portfolios includes additional information about members of the Board of Trustees of the portfolios and is available without charge, upon request, by calling 800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Became a Trustee of the portfolios, effective December 1, 2012.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive or director with the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, as amended of the portfolios.

68	Retirement Choices Portfolios | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management Services, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisors
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*	John Hancock Asset Management a division of
William H. Cunningham	Manulife Asset Management (North America) Limited
Grace K. Fey
Theron S. Hoffman*	Principal distributor
Deborah C. Jackson	John Hancock Funds, LLC
Hassell H. McClellan
Gregory A. Russo	Custodian
Warren A. Thomson†	State Street Bank and Trust Company

Officers	Transfer agent
Hugh McHaffie	John Hancock Signature Services, Inc.
President
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Executive Vice President
Independent registered public accounting firm
Thomas M. Kinzler	PricewaterhouseCoopers LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Portfolios’ proxy voting policies and procedures, as well as the Portfolios’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The Portfolios’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Portfolios’ Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Retirement Choices Portfolios	69

ITEM 2. CODE OF ETHICS.

(a) As of the end of the fiscal year August 31, 2013 the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b)Not applicable

(c)Not applicable

(d)Not applicable

(e)Not applicable

(f)(1) A copy of the Code of Ethics is attached hereto.

JOHN HANCOCK VARIABLE INSURANCE TRUST
JOHN HANCOCK FUNDS
JOHN HANCOCK FUNDS II
JOHN HANCOCK FUNDS III

SARBANES-OXLEY CODE OF ETHICS
FOR
PRINCIPAL EXECUTIVE, PRINCIPAL FINANCIAL OFFICERS & TREASURER

I. Covered Officers/Purpose of the Code

This code of ethics (this “Code”) for John Hancock Variable Insurance Trust, John Hancock Funds1, John Hancock Funds II and John Hancock Funds III, each a registered management investment company under the Investment Company Act of 1940, as amended (“1940 Act”), which may issue shares in separate and distinct series (each investment company and series thereunder to be hereinafter referred to as a “Fund”), applies to each Fund’s Principal Executive Officer (“President”), Principal Financial Officer (“Chief Financial Officer”) and Treasurer (“Treasurer”) (the “Covered Officers” as set forth in Exhibit A) for the purpose of promoting:

► honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

► full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Fund;

► compliance with applicable laws and governmental rules and regulations;

► the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

► accountability for adherence to the Code.

____________________________________
1 John Hancock Funds includes the following trusts: John Hancock Financial Opportunities Fund; John Hancock Bond Trust; John Hancock California Tax-Free Income Fund; John Hancock Capital Series; John Hancock Current Interest; John Hancock Income Securities Trust; John Hancock Investment Trust; John Hancock Investment Trust II; John Hancock Investment Trust III; John Hancock Investors Trust; John Hancock Municipal Securities Trust; John Hancock Premium Dividend Fund ; John Hancock Preferred Income Fund; John Hancock Preferred Income Fund II; John Hancock Preferred Income Fund III; John Hancock Series Trust; John Hancock Sovereign Bond Fund; John Hancock Strategic Series; John Hancock Tax-Exempt Series Fund; John Hancock Tax-Advantaged Dividend Income Fund; John Hancock Tax-Advantaged Global Shareholder Yield Fund and John Hancock Hedged Equity and Income Fund.

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Each of the Covered Officers should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview

A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund. Certain conflicts of interest arise out of the relationships between the Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended (the “Investment Company Act”) and the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” of the Fund. Each of the Covered Officers is an officer or employee of the investment adviser or a service provider (“Service Provider”) to the Fund. The Fund’s, the investment adviser’s and the Service Provider’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Fund and the investment adviser and the Service Provider of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund, for the investment adviser or for the Service Provider), be involved in establishing policies and implementing decisions which will have different effects on the investment adviser, the Service Provider and the Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and the Service Provider and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if such participation is performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, it will be deemed to have been handled ethically. In addition, it is recognized by the Fund’s Board of Trustees/Directors (the “Board”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by other Codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but the Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

* * *

2 of 6

Each Covered Officer must:

► not use his/her personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally to the detriment of the Fund;

► not cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than for the benefit of the Fund; and

► not use material non-public knowledge of portfolio transactions made or contemplated for the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

Additionally, conflicts of interest may arise in other situations, the propriety of which may be discussed, if material, with the Fund’s Chief Compliance Officer (“CCO”). Examples of these include:

► service as a director/trustee on the board of any public or private company;

► the receipt of any non-nominal gifts;

► the receipt of any entertainment from any company with which the Fund has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety (or other formulation as the Fund already uses in another code of conduct);

► any ownership interest in, or any consulting or employment relationship with, any of the Fund’s service providers, other than its investment adviser, any sub-adviser, principal underwriter, administrator or any affiliated person thereof; and

► a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III. Disclosure & Compliance

► Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Fund;

► Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund’s directors and auditors, and to governmental regulators and self-regulatory organizations;

3 of 6

► Each Covered Officer should, to the extent appropriate within his/her area of responsibility, consult with other officers and employees of the Fund and the Fund’s adviser or any sub-adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Fund files with, or submits to, the SEC and in other public communications made by the Fund; and

► It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV. Reporting & Accountability

Each Covered Officer must:

► upon adoption of the Code (or thereafter as applicable, upon becoming an Covered Officer), affirm in writing to the Fund’s CCO that he/she has received, read, and understands the Code;

► annually thereafter affirm to the Fund’s CCO that he/she has complied with the requirements of the Code;

► not retaliate against any employee or Covered Officer or their affiliated persons for reports of potential violations that are made in good faith;

► notify the Fund’s CCO promptly if he/she knows of any violation of this Code (Note: failure to do so is itself a violation of this Code); and

► report at least annually any change in his/her affiliations from the prior year.

The Fund’s CCO is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Fund’s Board or the Compliance Committee thereof (the “Committee”).

The Fund will follow these procedures in investigating and enforcing this Code:

► the Fund’s CCO will take all appropriate action to investigate any potential violations reported to him/her;

► if, after such investigation, the CCO believes that no violation has occurred, the CCO is not required to take any further action;

► any matter that the CCO believes is a violation will be reported to the Board or, if applicable, Compliance Committee;

4 of 6

► if the Board or, if applicable, Compliance Committee concurs that a violation has occurred, the Board, either upon its determination of a violation or upon recommendation of the Compliance Committee, if applicable, will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Service Provider or the investment adviser or its board; or a recommendation to dismiss the Registrant’s Executive Officer;

► the Board, or if applicable the Compliance Committee, will be responsible for granting waivers, as appropriate; and

► any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. Other Policies & Procedures

This Code shall be the sole code of ethics adopted by the Fund for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Fund, the Fund’s adviser, any sub-adviser, principal underwriter or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Fund’s and its investment adviser’s codes of ethics under Rule 204A-1 under the Investment Advisers Act and Rule 17j-1 under the Investment Company Act, respectively, are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI. Amendments

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Fund’s Board, including a majority of independent directors.

VII. Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Fund’s Board and its counsel, the investment adviser and the relevant Service Providers.

VIII. Internal Use

The Code is intended solely for the internal use by the Fund and does not constitute an admission, by or on behalf of the Fund, as to any fact, circumstance, or legal conclusion.

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Exhibit A
Persons Covered by this Code of Ethics
(As of June 2013)

John Hancock Variable Insurance Trust
► Principal Executive Officer and President – Hugh McHaffie
► Principal Financial Officer and Chief Financial Officer – Charles Rizzo
► Treasurer – Salvatore Schiavone

John Hancock Funds
► Principal Executive Officer and President – Hugh McHaffie
► Principal Financial Officer and Chief Financial Officer – Charles Rizzo
► Treasurer – Salvatore Schiavone

John Hancock Funds II
► Principal Executive Officer and President – Hugh McHaffie
► Principal Financial Officer and Chief Financial Officer – Charles Rizzo
► Treasurer – Salvatore Schiavone

John Hancock Funds III
► Principal Executive Officer and President – Hugh McHaffie
► Principal Financial Officer and Chief Financial Officer – Charles Rizzo
► Treasurer – Salvatore Schiavone

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(f)(2) Not applicable.

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that at least one member of its audit committee is an “audit committee financial expert”. Peter S. Burgess is an audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES:
2013: $2,159,912
2012: $2,186,547

These fees represent aggregate fees billed for the last two fiscal years (the “Reporting Periods”) for professional services rendered by the principal accountant for the audits of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

(b)	AUDIT RELATED FEES:
2013: $131,708
2012: $147,809

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by the principal accountant for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and service provider internal controls reviews.

(c)	TAX FEES:
2013: $0
2012: $0

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. The tax fees for the years ended August 31, 2013 and 2012 were $0 as the tax services were provided by a service provider other than the principal accountant.

(d)	ALL OTHER FEES:
2013: $24,042
2012: $23,454

These fees represent all other fees billed to the Registrant for products and services provided by the principal accountant. These fees were billed to the Registrant and were approved by the Registrant’s audit committee.

(e) (1) Audit Committee Pre-Approval Policies and Procedures:

The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant and rendered to the registrant’s control affiliates for each of the last two fiscal years of the registrant were $3,799,212 for the fiscal year ended August 31, 2013, and $3,591,630 for the fiscal year ended August 31, 2012.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were non pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Peter S. Burgess – Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) This schedule is included as part of the Report to shareholders filed under Item 1 of this form except for Emerging Markets Fund and International Small Company Fund, which follows:

John Hancock
MUTUAL FUNDS

John Hancock Emerging Markets Fund

PORTFOLIO OF INVESTMENTS

8.31.2013

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Common Stocks 98.1%		$2,219,204,484

(Cost $2,174,826,188)

Australia 0.0%		278,183

MMG, Ltd. (I)	1,240,000	278,183

Brazil 8.9%		201,820,466

AES Tiete SA	35,693	277,801
Aliansce Shopping Centers SA	48,492	377,620
All America Latina Logistica SA	233,491	903,255
Anhanguera Educacional Participacoes SA	358,590	2,081,553
Arezzo Industria e Comercio SA	28,591	397,838
Arteris SA	104,626	943,671
Autometal SA	10,862	89,638
B2W Cia Global do Varejo (I)	22,600	128,821
Banco ABC Brasil SA (I)	2,794	14,556
Banco Alfa de Investimento SA	10,300	27,110
Banco Bradesco SA	307,018	4,066,208
Banco Bradesco SA, ADR (L)	605,607	7,037,153
Banco do Brasil SA	352,619	3,406,554
Banco Santander Brasil SA, ADR (L)	660,224	3,809,492
Bematech SA	66,175	192,483
BHG SA - Brazil Hospitality Group (I)	16,880	97,066
BM&F Bovespa SA	1,969,328	9,648,754
BR Malls Participacoes SA	448,519	3,402,500
Brasil Brokers Participacoes SA	155,943	343,134
Brasil Insurance Participacoes e Administracao SA	19,395	155,261
Brasil Pharma SA (I)	5,572	19,850
Braskem SA, ADR (I)(L)	50,629	747,284
BRF - Brasil Foods SA, ADR (L)	424,492	9,852,459
Brookfield Incorporacoes SA (I)	495,494	353,042
CCR SA	384,456	2,795,663
Centrais Eletricas Brasileiras SA	48,400	100,413
Centrais Eletricas Brasileiras SA, ADR (U.S. Exchange) (L)	47,167	99,994
Centrais Eletricas Brasileiras SA, ADR, B Shares (L)	35,300	138,023
CETIP SA - Mercados Organizados	105,534	1,035,016
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (L)	66,560	2,734,285
Cia de Saneamento Basico do Estado de Sao Paulo	16,200	133,011
Cia de Saneamento de Minas Gerais	47,900	577,181
Cia Energetica de Minas Gerais	31,204	243,255
Cia Energetica de Minas Gerais, ADR (L)	181,611	1,443,807
Cia Hering	75,600	1,011,084
Cia Paranaense de Energia	2,000	17,184
Cia Paranaense de Energia, ADR (L)	55,947	662,412
Cia Providencia Industria e Comercio SA	39,800	118,101
Cia Siderurgica Nacional SA	136,900	483,119
Cielo SA	152,258	3,727,400
Companhia de Bebidas das Americas, ADR (L)	114,926	3,997,126
Companhia de Saneamento Basico de Estado de Sao Paulo, ADR (L)	116,220	991,357
Companhia Siderurgica Nacional SA, ADR (L)	259,126	925,080
Contax Participacoes SA	7,000	11,735
Cosan SA Industria e Comercio	130,800	2,279,454
CPFL Energia SA	27,500	224,753
CPFL Energia SA, ADR (L)	28,796	470,239
CR2 Empreendimentos Imobiliarios SA (I)	28,800	50,697
Cremer SA	2,450	14,930
CSU Cardsystem SA	4,000	5,516

1

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Brazil (continued)

Cyrela Brazil Realty SA Empreendimentos e Participacoes	221,028	$1,456,259
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	18,307
Diagnosticos da America SA	269,326	1,251,839
Direcional Engenharia SA	47,225	238,901
Duratex SA	266,733	1,350,462
EcoRodovias Infraestrutura e Logistica SA	96,233	617,098
EDP - Energias do Brasil SA	134,172	601,706
Embraer SA	32,692	268,283
Embraer SA, ADR (L)	175,929	5,796,861
Equatorial Energia SA	105,522	886,740
Estacio Participacoes SA	145,122	1,068,062
Eternit SA	62,999	224,435
Even Construtora e Incorporadora SA	241,500	810,753
EZ Tec Empreendimentos e Participacoes SA	99,800	1,116,813
Fertilizantes Heringer SA (I)	38,800	134,973
Fibria Celulose SA, ADR (I)(L)	248,951	2,838,041
Fleury SA	33,900	262,141
Forjas Taurus SA	7,413	9,352
Gafisa SA (I)	521,522	612,025
Gafisa SA, ADR (I)(L)	74,154	171,296
General Shopping Brasil SA (I)	60,020	190,931
Gerdau SA	103,043	617,580
Gerdau SA, ADR	894,088	6,419,552
Grendene SA	181,400	1,455,944
Guararapes Confeccoes SA	2,700	95,622
Helbor Empreendimentos SA	188,760	664,550
Hypermarcas SA	250,217	1,703,105
IdeiasNet SA (I)	28,300	17,199
Iguatemi Empresa de Shopping Centers SA	101,500	935,896
Industrias Romi SA (I)	88,000	201,748
International Meal Company Holdings SA (I)	15,900	108,623
Iochpe-Maxion SA	124,676	1,463,119
Itau Unibanco Holding SA	105,624	1,243,521
Itau Unibanco Holding SA, ADR	711,322	8,656,789
JBS SA	613,979	1,893,956
JHSF Participacoes SA	167,200	459,004
Joao Fortes Engenharia SA	675	1,791
JSL SA	23,700	140,057
Kroton Educacional SA	234,412	3,143,898
Light SA	37,603	283,683
Localiza Rent a Car SA	110,820	1,446,826
Log-in Logistica Intermodal SA (I)	65,400	304,256
Lojas Americanas SA	72,620	413,632
Lojas Renner SA (I)	72,550	1,745,068
LPS Brasil Consultoria de Imoveis SA	46,600	297,067
M Dias Branco SA	24,729	944,717
Magnesita Refratarios SA	282,565	756,760
Mahle-Metal Leve SA Industria e Comercio	42,500	490,737
Marcopolo SA	16,000	41,912
Marfrig Alimentos SA (I)	240,283	616,330
Marisa Lojas SA	48,673	389,637
Metalfrio Solutions SA (I)	6,000	8,952
Mills Estruturas e Servicos de Engenharia SA	90,017	1,116,747
Minerva SA (I)	73,400	332,245
MMX Mineracao e Metalicos SA (I)	446,454	406,046
MPX Energia SA (I)	183,300	376,441

2

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Brazil (continued)

MPX Energia SA (I)	39,301	$84,830
MRV Engenharia e Participacoes SA	333,700	1,165,037
Multiplan Empreendimentos Imobiliarios SA	47,700	958,418
Multiplus SA	32,097	350,572
Natura Cosmeticos SA	92,600	1,737,548
Odontoprev SA	270,770	999,805
Oi SA	57,436	91,476
Oi SA, ADR (L)	175,443	256,147
Oi SA, ADR, Series C	12,205	19,894
OSX Brasil SA (I)	25,250	7,725
Paranapanema SA (I)	275,500	491,892
PDG Realty SA Empreendimentos e Participacoes (I)	243,884	235,098
Petroleo Brasileiro SA	97,783	654,496
Petroleo Brasileiro SA, ADR (L)	671,572	9,079,653
Petroleo Brasileiro SA, ADR, Class A (L)	837,292	11,939,784
Plascar Participacoes Industriais SA (I)	13,400	2,752
Porto Seguro SA	166,625	1,795,481
Positivo Informatica SA	26,000	39,230
Profarma Distribuidora de Produtos Farmaceuticos SA	42,000	360,863
QGEP Participacoes SA	79,200	387,046
Raia Drogasil SA	124,576	881,344
Refinaria de Petroleos de Manguinhos SA (I)	40,000	5,029
Restoque Comercio e Confeccoes de Roupas SA	94,596	240,261
Rodobens Negocios Imobiliarios SA	59,200	359,773
Rossi Residencial SA (I)	193,531	223,060
Santos Brasil Participacoes SA	52,908	510,021
Sao Carlos Empreendimentos e Participacoes SA	67,800	1,086,926
Sao Martinho SA	66,300	753,046
SLC Agricola SA	49,500	404,556
Sonae Sierra Brasil SA	11,036	92,184
Souza Cruz SA	161,600	1,693,246
Springs Global Participacoes SA (I)	330,987	312,128
Sul America SA	326,688	1,916,902
T4F Entretenimento SA (I)	10,600	33,898
Technos SA	8,300	56,738
Tecnisa SA (I)	81,200	309,016
Tegma Gestao Logistica	25,578	225,125
Telefonica Brasil SA	4,502	77,362
Telefonica Brasil SA, ADR (L)	88,100	1,738,213
Tempo Participacoes SA	16,496	19,704
Tereos Internacional SA	9,500	10,989
Tim Participacoes SA	85,100	334,558
Tim Participacoes SA, ADR (L)	43,961	866,911
Totvs SA	99,999	1,567,494
TPI - Triunfo Participacoes e Investimentos SA	75,690	331,508
Tractebel Energia SA	57,438	823,311
Transmissora Alianca de Energia Eletrica SA	98,000	903,623
Trisul SA	30,607	52,595
Ultrapar Participacoes SA, ADR (L)	182,880	4,006,901
Usinas Siderurgicas de Minas Gerais SA (I)	135,144	577,178
Vale SA	14,800	213,507
Vale SA, ADR, Ordinary A Shares (L)	622,881	8,975,715
Vale SA, ADR, Preference A Shares	530,973	6,892,030
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	66,985	823,714
Vanguarda Agro SA (I)	196,311	312,656
Viver Incorporadora e Construtora SA (I)	289,836	20,651

3

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Brazil (continued)

WEG SA	147,300	$1,728,620

Cayman Islands 0.0%		27,367

China Great Star International, Ltd. (I)	19,729	27,367

Chile 1.8%		39,586,413

AES Gener SA (I)	1,025,383	653,311
Aguas Andinas SA	1,256,540	859,717
Banco de Chile	3,540,671	505,166
Banco de Chile, ADR (L)	5,584	461,797
Banco de Credito e Inversiones	18,185	885,283
Banco Santander Chile	3,572,986	197,818
Banco Santander Chile, ADR (L)	51,996	1,157,431
Banmedica SA	300	570
Besalco SA	274,576	269,598
CAP SA	44,286	938,230
Cementos BIO BIO SA	2,795	3,122
Cencosud SA	600,508	2,412,624
Cia Cervecerias Unidas SA	15,538	205,945
Cia Cervecerias Unidas SA, ADR (L)	21,542	568,924
Cia General de Electricidad	330,742	2,022,371
Cia Sud Americana de Vapores SA (I)	8,532,311	392,963
Cintac SA	78,352	22,266
Colbun SA	3,327,879	847,867
Corpbanca SA	73,881,094	702,250
Corpbanca SA, ADR (L)	13,087	186,882
Cristalerias de Chile SA	62,943	536,604
Cruz Blanca Salud SA	8,361	4,490
E.CL SA	389,794	505,796
Embotelladora Andina SA, ADR, Series A	300	6,993
Embotelladora Andina SA, ADR, Series B (L)	1,594	48,219
Empresa Nacional de Electricidad SA	1,112,975	1,509,414
Empresa Nacional de Electricidad SA, ADR (L)	18,202	730,446
Empresas CMPC SA	715,731	2,104,060
Empresas COPEC SA	299,947	4,009,091
Empresas Hites SA	44,774	37,644
Empresas Iansa SA	4,708,478	157,057
Empresas La Polar SA (I)	55,116	10,046
Enersis SA, ADR (L)	254,750	4,025,050
ENTEL Chile SA	69,137	1,112,425
Forus SA	7,128	41,769
Gasco SA	217,326	2,402,192
Grupo Security SA	593,749	201,310
Inversiones Aguas Metropolitanas SA	889,211	1,648,434
Invexans SA	9,108,883	223,148
Latam Airlines Group SA	16,104	203,411
Latam Airlines Group SA, ADR (L)	55,466	697,762
Madeco SA (I)	9,108,883	105,326
Masisa SA	4,377,608	326,015
Molibdenos y Metales SA	7,542	118,248
Multiexport Foods SA (I)	72,522	13,502
Parque Arauco SA	210,828	437,936
PAZ Corp., SA	115,321	52,886
Ripley Corp. SA	641,294	546,718
SACI Falabella	141,239	1,397,581
Salfacorp SA	66,565	63,284

4

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Chile (continued)

Sigdo Koppers SA	190,206	$309,362
Sociedad Matriz SAAM SA	8,772,077	756,436
Sociedad Quimica y Minera de Chile SA, ADR (L)	26,039	674,670
Socovesa SA	678,810	170,285
Sonda SA	306,446	780,754
Vina Concha y Toro SA	123,514	226,406
Vina San Pedro Tarapaca SA	16,312,632	97,508

China 10.5%		238,135,714

Agile Property Holdings, Ltd.	954,000	1,011,479
Agricultural Bank of China, Ltd., H Shares	7,529,000	3,218,053
Air China, Ltd., H Shares	918,000	582,887
Aluminum Corp. of China, Ltd., ADR (I)(L)	37,554	308,318
Aluminum Corp. of China, Ltd., H Shares (I)(L)	1,052,000	353,321
Angang Steel Company, Ltd., H Shares (I)(L)	1,210,000	760,569
Anhui Conch Cement Company, Ltd., H Shares	466,500	1,498,542
Anhui Expressway Company, Ltd., H Shares	414,000	213,610
Anhui Tianda Oil Pipe Company, Ltd., H Shares	462,000	72,196
Anta Sports Products, Ltd. (L)	635,000	820,500
Anton Oilfield Services Group	766,000	484,800
Asia Cement China Holdings Corp.	610,000	285,295
AVIC International Holdings, Ltd. (I)	140,000	52,042
AviChina Industry & Technology Company, Ltd., H Shares	1,148,000	583,370
Bank of China, Ltd., H Shares	32,504,075	13,656,913
Bank of Communications Company, Ltd., H Shares	3,532,858	2,314,404
Baoye Group Company, Ltd., H Shares	478,000	317,504
BaWang International Group Holding, Ltd. (I)	1,190,000	71,825
BBMG Corp., H Shares	494,500	338,618
Beijing Capital International Airport Company, Ltd., H Shares	2,532,415	1,653,098
Beijing Capital Land, Ltd., H Shares	1,240,000	436,327
Beijing Jingkelong Company, Ltd., H Shares	34,000	10,970
Beijing North Star Company, H Shares	1,030,000	235,372
Billion Industrial Holdings, Ltd.	10,500	5,993
Biostime International Holdings, Ltd. (L)	43,000	257,306
Boer Power Holdings, Ltd.	17,000	12,823
Byd Company, Ltd., H Shares (I)	204,000	727,537
BYD Electronic International Company, Ltd. (I)	1,060,983	465,872
Central China Real Estate, Ltd.	887,538	270,043
Changshouhua Food Company, Ltd.	143,000	118,821
Chaowei Power Holdings, Ltd.	109,000	47,934
China Aoyuan Property Group, Ltd.	1,766,000	366,212
China Automation Group, Ltd.	117,000	21,787
China BlueChemical, Ltd., H Shares	1,596,000	837,141
China Citic Bank Corp., Ltd., H Shares	4,756,962	2,262,449
China Coal Energy Company, Ltd., H Shares	4,250,000	2,499,160
China Communications Construction Company, Ltd., H Shares	3,946,202	3,003,125
China Communications Services Corp., Ltd., H Shares	2,529,200	1,697,377
China Construction Bank Corp., H Shares	26,957,000	19,689,802
China COSCO Holdings Company, Ltd., H Shares (I)	1,172,500	534,904
China Datang Corp. Renewable Power Company, Ltd.	840,000	179,990
China Dongxiang Group Company	2,060,000	333,227
China Eastern Airlines Corp., Ltd., ADR (I)	1,037	15,669
China Eastern Airlines Corp., Ltd., H Shares (I)	704,000	214,164
China Gas Holdings, Ltd.	992,000	1,033,264
China Hongqiao Group, Ltd.	20,000	11,300
China Huiyuan Juice Group, Ltd. (I)	832,500	447,054

5

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

China (continued)

China International Marine Containers Group Company, Ltd.	5,200	$8,474
China Lesso Group Holdings, Ltd.	499,000	295,076
China Life Insurance Company, Ltd., ADR (L)	99,654	3,652,319
China Life Insurance Company, Ltd., H Shares	698,000	1,706,785
China Lilang, Ltd.	450,000	251,253
China Longyuan Power Group Corp., H Shares	1,091,000	1,151,777
China Medical System Holdings, Ltd. (L)	623,800	518,153
China Merchants Bank Company, Ltd., H Shares	1,551,500	2,663,150
China Minsheng Banking Corp., Ltd., H Shares (L)	2,971,500	3,161,509
China Modern Dairy Holdings, Ltd. (I)	330,000	110,001
China Molybdenum Company, Ltd., H Shares	1,253,000	489,847
China National Building Material Company, Ltd., H Shares	1,246,000	1,139,330
China National Materials Company, Ltd., H Shares	754,000	155,868
China Nickel Resources Holding Company, Ltd.	878,000	40,753
China Oilfield Services, Ltd., H Shares	544,000	1,395,131
China Pacific Insurance Group Company, Ltd., H Shares	652,400	2,183,955
China Petroleum & Chemical Corp., ADR	153,771	11,068,437
China Qinfa Group, Ltd.	944,000	75,234
China Railway Construction Corp., H Shares	1,822,335	1,727,778
China Railway Group, Ltd., H Shares	1,269,000	647,618
China Rare Earth Holdings, Ltd. (I)(L)	1,272,000	193,024
China Rongsheng Heavy Industry Group Company, Ltd. (I)(L)	1,075,000	125,469
China Sandi Holdings, Ltd. (I)	291,090	22,061
China Sanjiang Fine Chemicals Company, Ltd.	188,000	88,198
China Shanshui Cement Group, Ltd.	1,080,000	426,895
China Shenhua Energy Company, Ltd., H Shares	1,013,500	3,150,026
China Shineway Pharmaceutical Group, Ltd.	203,000	314,925
China Shipping Container Lines Company, Ltd., H Shares (I)(L)	3,759,850	957,850
China Shipping Development Company, Ltd., H Shares (I)(L)	1,410,000	703,125
China Southern Airlines Company, Ltd., ADR (L)	1,402	23,960
China Southern Airlines Company, Ltd., H Shares	642,000	218,805
China Suntien Green Energy Corp., Ltd.	907,000	269,049
China Taifeng Beddings Holdings Ltd.	46,000	8,859
China Telecom Corp., Ltd., ADR (L)	5,800	293,190
China Telecom Corp., Ltd., H Shares	3,428,000	1,733,850
China Tontine Wines Group, Ltd. (I)	56,000	2,418
China Wireless Technologies, Ltd.	1,144,000	461,106
China Yurun Food Group, Ltd. (I)(L)	1,115,000	703,301
China ZhengTong Auto Services Holdings, Ltd. (I)(L)	710,500	439,182
China Zhongwang Holdings, Ltd. (I)(L)	2,253,400	678,489
Chinasoft International, Ltd. (I)	600,000	188,039
Chongqing Iron & Steel Company, Ltd., H Shares (I)	834,000	114,947
Chongqing Machinery & Electric Company, Ltd., H Shares	1,100,000	132,882
CITIC Securities Company, Ltd., H Shares	194,500	378,037
CNOOC, Ltd.	3,800,000	7,603,468
CNOOC, Ltd., ADR (L)	15,118	3,031,159
Comtec Solar Systems Group, Ltd. (I)	22,000	5,217
Country Garden Holdings Company, Ltd.	5,003,463	3,139,438
CPMC Holdings, Ltd.	144,000	107,891
CSR Corp., Ltd., H Shares	744,000	539,347
Dalian Port PDA Company, Ltd., H Shares	1,186,621	272,924
Daphne International Holdings, Ltd. (L)	660,000	418,318
Datang International Power Generation Company, Ltd., H Shares	966,000	415,076
Dongfang Electric Corp., Ltd., H Shares (L)	193,200	268,867
Dongfeng Motor Group Company, Ltd., H Shares	1,284,000	1,773,714
Dongjiang Environmental Company, Ltd., H Shares	28,800	94,596

6

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

China (continued)

Dongyue Group (L)	860,000	$344,796
ENN Energy Holdings, Ltd.	398,000	1,980,369
Evergrande Real Estate Group, Ltd. (I)(L)	4,424,000	1,866,727
Fantasia Holdings Group Company, Ltd.	306,000	47,862
First Tractor Company, Ltd., H Shares (L)	708,750	433,112
Fosun International, Ltd.	1,805,059	1,307,492
Golden Eagle Retail Group, Ltd. (L)	229,000	316,641
Goodbaby International Holdings, Ltd.	21,000	9,699
Great Wall Motor Company, Ltd., H Shares	426,000	2,155,061
Great Wall Technology Company, Ltd., H Shares (I)	648,000	148,220
Greatview Aseptic Packaging Company, Ltd.	61,000	32,550
Greentown China Holdings, Ltd.	796,000	1,489,588
Guangshen Railway Company, Ltd., ADR (L)	39,922	958,128
Guangzhou Automobile Group Company, Ltd., H Shares	1,648,857	1,677,580
Guangzhou Pharmaceutical Company, Ltd., H Shares (I)	226,000	841,759
Guangzhou R&F Properties Company, Ltd., H Shares	961,399	1,558,584
Guangzhou Shipyard International Company, Ltd., H Shares	128,000	117,095
Hainan Meilan International Airport Company, Ltd., H Shares	163,000	151,583
Haitian International Holdings, Ltd.	236,000	429,080
Harbin Electric Company, Ltd., H Shares	952,000	585,630
Hengan International Group Company, Ltd.	288,500	3,157,211
Hidili Industry International Development, Ltd. (I)	852,000	143,224
Hisense Kelon Electrical Holdings Company, Ltd., H Shares (I)	181,000	129,282
Honghua Group, Ltd. (L)	1,510,000	441,325
Huadian Power International Corp., H Shares	668,000	269,459
Huaneng Power International, Inc., ADR	4,400	173,932
Huaneng Power International, Inc., H Shares	852,000	847,137
Huaneng Renewables Corp., Ltd.	680,000	218,043
Huili Resources Group, Ltd. (I)	182,000	45,009
Hunan Nonferrous Metal Corp., Ltd., H Shares (I)	2,178,000	670,230
Industrial & Commercial Bank of China, Ltd., H Shares	29,947,000	19,554,283
Intime Retail Group Company, Ltd.	733,500	850,467
Jiangsu Expressway, Ltd., H Shares	592,000	669,778
Jiangxi Copper Company, Ltd., H Shares	556,000	1,064,549
Jingwei Textile Machinery Company, Ltd., H Shares	222,000	161,704
Kaisa Group Holdings, Ltd. (I)(L)	375,000	108,171
Kasen International Holdings, Ltd. (I)	240,000	42,711
Kingdee International Software Group Company, Ltd. (I)(L)	2,058,000	625,970
Kingsoft Corp., Ltd. (L)	482,000	1,014,100
Lenovo Group, Ltd.	2,488,000	2,396,583
Li Ning Company, Ltd. (I)	1,123,000	840,713
Lianhua Supermarket Holdings Company, Ltd., H Shares	255,200	134,192
Lingbao Gold Company, Ltd., H Shares	446,000	104,346
Longfor Properties Company, Ltd.	499,000	830,855
Lonking Holdings, Ltd. (I)(L)	1,240,000	257,180
Maanshan Iron & Steel Company, Ltd., H Shares (I)(L)	2,014,000	550,558
Maoye International Holdings, Ltd.	866,000	162,553
Metallurgical Corp. of China, Ltd., H Shares (I)	302,000	53,579
Microport Scientific Corp.	131,000	86,878
Minth Group, Ltd.	162,000	287,097
New China Life Insurance Company, Ltd., H Shares (I)	40,600	109,542
NVC Lighting Holdings, Ltd.	1,230,000	318,177
O-Net Communications Group, Ltd.	352,000	75,852
Pacific Online, Ltd.	209,000	93,171
Parkson Retail Group, Ltd.	986,500	388,713
Peak Sport Products Company, Ltd. (L)	401,000	94,779

7

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

China (continued)

PetroChina Company, Ltd., ADR (L)	29,667	$3,227,770
PetroChina Company, Ltd., H Shares	5,734,000	6,240,084
PICC Property & Casualty Company, Ltd., H Shares	927,960	1,279,816
Ping An Insurance Group Company, H Shares	516,000	3,614,516
Powerlong Real Estate Holdings, Ltd.	361,000	69,715
Qunxing Paper Holdings Company, Ltd.	969,268	257,990
Renhe Commercial Holdings Company, Ltd. (I)(L)	8,596,000	509,578
Sany Heavy Equipment International Holdings Company, Ltd. (L)	682,000	197,281
Semiconductor Manufacturing International Corp., ADR (I)(L)	263,599	935,776
Semiconductor Manufacturing International Corp. (I)	16,250,000	1,123,779
Shandong Chenming Paper Holdings, Ltd., H Shares	225,584	86,135
Shandong Molong Petroleum Machinery Company, Ltd., H Shares	214,400	62,395
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	716,000	675,085
Shanghai Electric Group Company, Ltd., H Shares	1,068,000	394,940
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	9,000	14,620
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	1,562,000	273,901
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	108,200	204,690
Shanghai Prime Machinery Company, Ltd., H Shares	1,148,000	134,579
Shengli Oil & Gas Pipe Holdings, Ltd. (I)	145,500	7,693
Shenguan Holdings Group, Ltd. (L)	744,000	297,324
Shenzhen Expressway Company, Ltd., H Shares	440,000	161,904
Shenzhou International Group Holdings, Ltd.	126,000	408,109
Shui On Land, Ltd.	4,874,067	1,511,596
Sichuan Expressway Company, Ltd., H Shares	718,000	193,638
Sihuan Pharmaceutical Holdings Group, Ltd.	1,277,000	958,442
Sino-Ocean Land Holdings, Ltd.	3,730,076	2,202,025
SinoMedia Holding, Ltd.	228,000	187,963
Sinopec Shanghai Petrochemical Company, Ltd., ADR (I)	1,587	55,894
Sinopec Shanghai Petrochemical Company, Ltd., H Shares (I)	1,020,000	354,533
Sinopec Yizheng Chemical Fibre Company, Ltd., H Shares (I)	608,000	152,792
Sinopharm Group Company, Ltd., H Shares	339,600	845,876
Sinotrans, Ltd., H Shares	2,156,574	532,868
Sinotruk Hong Kong, Ltd.	1,000,055	489,472
SOHO China, Ltd. (L)	2,288,000	1,939,897
SPG Land Holdings, Ltd. (I)	397,925	366,158
Springland International Holdings, Ltd.	145,000	77,133
Sunac China Holdings, Ltd.	241,000	168,093
Sunny Optical Technology Group Company, Ltd. (L)	322,000	344,795
Tencent Holdings, Ltd.	278,800	13,019,799
Tian Shan Development Holdings, Ltd.	58,000	17,568
Tiangong International Company, Ltd.	1,007,564	243,590
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	184,000	67,155
Tianjin Jinran Public Utilities Company, Ltd.	160,000	34,938
Tingyi Cayman Islands Holding Corp.	756,000	1,870,973
Tong Ren Tang Technologies Company, Ltd., H Shares	113,000	373,218
Tonly Electronics Holdings, Ltd. (I)	76,520	41,445
Travelsky Technology, Ltd., H Shares	1,415,500	1,135,893
Tsingtao Brewery Company, Ltd., H Shares	130,000	961,620
Uni-President China Holdings, Ltd. (L)	437,000	372,586
Want Want China Holdings, Ltd.	1,758,000	2,592,094
Weichai Power Company, Ltd., H Shares	240,400	868,739
Weiqiao Textile Company, H Shares (L)	583,500	329,854
West China Cement, Ltd.	2,098,000	301,477
Winsway Coking Coal Holdings, Ltd. (I)	203,000	14,808
Wumart Stores, Inc., H Shares	142,000	268,081
Xiamen International Port Company, Ltd., H Shares	1,056,662	140,310

8

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

China (continued)

Xingda International Holdings, Ltd.	1,029,000	$491,132
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	583,650	292,817
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (L)	136,200	83,374
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	1,037,000	157,764
Xiwang Sugar Holdings Company, Ltd.	593,020	70,639
Yanzhou Coal Mining Company, Ltd., ADR (L)	52,903	463,430
Yanzhou Coal Mining Company, Ltd., H Shares (L)	320,000	283,738
Zall Development Group, Ltd.	75,000	26,868
Zhaojin Mining Industry Company, Ltd., H Shares	420,500	394,930
Zhejiang Expressway Company, Ltd., H Shares	876,000	732,813
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0
Zhong An Real Estate, Ltd. (I)	793,200	172,842
Zhongsheng Group Holdings, Ltd.	300,500	394,792
Zhuzhou CSR Times Electric Company, Ltd., H Shares	169,000	529,821
Zijin Mining Group Company, Ltd., H Shares (L)	1,823,000	450,966
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (L)	539,200	418,192
ZTE Corp., H Shares (I)	240,200	462,567

Colombia 0.8%		18,929,950

Bancolombia SA, ADR (L)	111,261	6,127,143
Ecopetrol SA	1,746,168	3,916,167
Ecopetrol SA, ADR (L)	123,231	5,503,496
Empresa de Energia de Bogota SA	690,124	556,978
Interconexion Electrica SA ESP	191,560	915,720
Isagen SA ESP (I)	1,204,809	1,910,446

Cyprus 0.1%		2,387,882

Eurasia Drilling Company, Ltd., GDR	2,109	81,302
Eurasia Drilling Company, Ltd., GDR (London Exchange)	46,854	1,803,912
Globaltrans Investment PLC	21,788	290,027
Globaltrans Investment PLC, GDR	15,976	212,641

Czech Republic 0.3%		6,843,477

CEZ AS	66,250	1,531,827
Fortuna Entertainment Group NV	1,880	9,743
Komercni Banka AS	4,862	1,048,059
Pegas Nonwovens SA	29,627	871,283
Philip Morris CR AS	293	162,826
Telefonica Czech Republic AS	100,542	1,503,935
Unipetrol AS (I)	194,834	1,715,804

Egypt 0.0%		846,564

Commercial International Bank Egypt SAE, GDR	79,853	378,949
Orascom Telecom Holding SAE, GDR (I)	156,477	467,615

Guernsey Channel Islands 0.0%		310,227

Etalon Group, Ltd., GDR (I)	68,324	310,227

Hong Kong 5.4%		122,409,023

361 Degrees International, Ltd. (L)	372,000	88,752
Ajisen China Holdings, Ltd. (L)	546,000	585,178
AMVIG Holdings, Ltd.	675,333	298,400
Anxin-China Holdings, Ltd.	1,440,000	551,664
Asia Energy Logistics Group, Ltd. (I)	2,960,000	30,856
Asian Citrus Holdings, Ltd. (I)	144,000	53,623
AVIC International Holding Hong Kong, Ltd. (I)	4,532,000	177,332
Beijing Development Hong Kong, Ltd. (I)	379,000	99,658

9

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Hong Kong (continued)

Beijing Enterprises Holdings, Ltd.	552,930	$3,910,581
Beijing Enterprises Water Group, Ltd.	1,194,000	508,553
Belle International Holdings, Ltd.	1,451,000	1,993,486
Bosideng International Holdings, Ltd.	1,652,000	337,199
Brilliance China Automotive Holdings, Ltd. (I)	1,908,000	2,803,770
C C Land Holdings, Ltd.	450,693	118,479
Carrianna Group Holdings Company, Ltd.	734,000	150,235
CGN Mining Company, Ltd. (I)	835,000	68,719
Chaoda Modern Agriculture Holdings, Ltd. (I)	5,797,312	533,376
Chiho-Tiande Group, Ltd.	100,000	39,295
China Aerospace International Holdings, Ltd.	2,914,755	314,304
China Agri-Industries Holdings, Ltd.	2,316,600	1,085,838
China All Access Holdings, Ltd.	170,000	60,401
China Chengtong Development Group, Ltd. (I)	2,031,216	65,241
China Energine International Holdings, Ltd. (I)	2,025,589	100,042
China Everbright International, Ltd.	1,360,000	1,280,065
China Everbright, Ltd.	937,000	1,258,788
China Foods, Ltd.	418,000	157,078
China Green Holdings, Ltd. (I)	588,000	64,337
China Haidian Holdings, Ltd.	2,601,800	271,028
China High Precision Automation Group, Ltd.	74,000	11,833
China High Speed Transmission Equipment Group Company, Ltd. (I)(L)	662,000	276,846
China Household Holdings, Ltd. (I)	370,000	51,019
China Lumena New Materials Corp. (L)	1,272,000	251,831
China Mengniu Dairy Company, Ltd.	628,000	2,650,735
China Merchants Holdings International Company, Ltd.	1,142,104	3,843,853
China Metal Recycling Holdings, Ltd. (I)(L)	358,200	0
China Mining Resources Group, Ltd. (I)	6,466,000	103,582
China Mobile, Ltd.	180,000	1,939,934
China Mobile, Ltd., ADR (L)	297,443	16,052,999
China New Town Development Company, Ltd. (I)	2,185,332	151,390
China Ocean Resources Company, Ltd. (I)	32,860	90,136
China Oil and Gas Group, Ltd.	3,168,219	414,701
China Overseas Grand Oceans Group, Ltd.	372,000	485,798
China Overseas Land & Investment, Ltd.	1,168,000	3,436,812
China Power International Development, Ltd. (L)	1,397,000	510,197
China Power New Energy Development Company, Ltd. (I)	2,960,000	148,344
China Precious Metal Resources Holdings Company, Ltd. (I)(L)	1,488,000	222,320
China Properties Group, Ltd. (I)	920,000	233,003
China Resources Cement Holdings, Ltd.	778,000	491,366
China Resources Enterprises, Ltd.	784,000	2,225,046
China Resources Gas Group, Ltd.	390,000	917,459
China Resources Land, Ltd.	1,064,000	2,896,323
China Resources Power Holdings, Ltd.	606,000	1,388,951
China Singyes Solar Technologies Holdings, Ltd. (L)	200,800	204,098
China South City Holdings, Ltd.	1,038,000	263,605
China Starch Holdings, Ltd.	2,630,000	66,687
China State Construction International Holdings, Ltd.	625,200	1,006,334
China Taiping Insurance Holdings Company, Ltd. (I)	449,000	607,050
China Tianyi Holdings, Ltd.	40,000	6,684
China Travel International Investment Hong Kong, Ltd.	4,084,000	769,345
China Unicom Hong Kong, Ltd., ADR	440,723	6,632,881
China Vanadium Titano - Magnetite Mining Company, Ltd. (I)	57,000	9,164
China Water Affairs Group, Ltd.	754,000	281,291
ChinaVision Media Group, Ltd. (I)	460,000	28,612
CIMC Enric Holdings, Ltd.	216,000	225,001

10

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Hong Kong (continued)

Citic 21CN Company, Ltd. (I)	1,034,000	$54,894
Citic Pacific, Ltd. (L)	1,368,923	1,587,861
Citic Resources Holdings, Ltd. (I)	3,570,000	486,598
Clear Media, Ltd.	57,000	37,014
Coastal Greenland, Ltd. (I)	990,000	53,455
Comba Telecom Systems Holdings, Ltd. (I)	857,500	269,670
Cosco International Holdings, Ltd.	975,040	364,031
COSCO Pacific, Ltd.	1,831,982	2,689,882
CP Pokphand Company (L)	2,984,000	261,213
CSPC Pharmaceutical Group, Ltd.	984,000	509,915
DaChan Food Asia, Ltd. (I)	655,000	81,039
Dah Chong Hong Holdings, Ltd.	476,000	361,787
Dawnrays Pharmaceutical Holdings, Ltd.	80,000	30,789
DBA Telecommunication Asia Holdings, Ltd. (I)	32,000	8,377
Digital China Holdings, Ltd.	522,000	573,557
Dynasty Fine Wines Group, Ltd. (I)	242,000	44,939
Embry Holdings, Ltd.	80,000	48,572
Extrawell Pharmaceutical Holdings, Ltd. (I)	1,310,000	91,199
Franshion Properties China, Ltd.	4,998,000	1,733,247
FU JI Food and Catering Services Holdings, Ltd. (I)	41,000	9,094
GCL-Poly Energy Holdings, Ltd. (I)	5,272,000	1,386,612
Geely Automobile Holdings Company, Ltd. (L)	2,265,000	1,179,489
Global Bio-Chem Technology Group Company, Ltd. (I)	2,837,200	229,276
Global Sweeteners Holdings, Ltd. (I)	444,000	27,670
Glorious Property Holdings, Ltd. (I)	545,000	81,285
Goldbond Group Holdings, Ltd.	100,000	3,607
Golden Meditech Holdings, Ltd.	2,140,631	247,820
Goldlion Holdings, Ltd.	345,000	169,923
GOME Electrical Appliances Holdings, Ltd. (I)	7,712,000	791,985
Good Friend International Holdings, Inc.	42,000	13,919
Guangdong Investment, Ltd.	1,254,000	1,039,393
Haier Electronics Group Company, Ltd.	341,000	596,123
Hanergy Solar Group, Ltd. (I)	8,000	761
Heng Tai Consumables Group, Ltd. (I)	6,885,525	120,899
Hengdeli Holdings, Ltd. (L)	1,720,400	392,514
Hi Sun Technology China, Ltd. (I)	126,000	21,995
HKC Holdings, Ltd.	3,725,423	122,270
Hopewell Highway Infrastructure, Ltd.	573,000	273,021
Hopson Development Holdings, Ltd. (I)	878,000	1,066,406
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	1,438,848	344,288
Huabao International Holdings, Ltd. (L)	1,225,000	543,216
Huscoke Resources Holdings, Ltd. (I)	1,804,200	20,947
Inspur International, Ltd.	4,415,000	181,569
Interchina Holdings Company (I)	1,870,000	156,981
Jinchuan Group International Resources Company, Ltd. (I)	162,000	29,096
Ju Teng International Holdings, Ltd.	1,151,722	638,939
Kai Yuan Holdings, Ltd. (I)	10,020,000	251,872
Kingboard Chemical Holdings, Ltd.	797,148	1,728,852
Kingboard Laminates Holdings, Ltd.	204,000	79,082
Kingway Brewery Holdings, Ltd. (I)	812,000	311,327
Kunlun Energy Company, Ltd.	1,012,000	1,467,364
KWG Property Holding, Ltd.	1,533,012	1,032,134
Lai Fung Holdings, Ltd.	7,725,000	172,165
Le Saunda Holdings	108,000	38,581
Lee & Man Paper Manufacturing, Ltd.	305,000	179,767
Lijun International Pharmaceutical Holding, Ltd.	750,000	256,603

11

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Hong Kong (continued)

LK Technology Holdings, Ltd. (I)	40,000	$5,984
Loudong General Nice Resources China Holdings, Ltd. (I)	2,643,000	168,435
Magic Holdings International, Ltd.	232,000	181,889
Media Chinese International, Ltd.	127,200	40,610
MIE Holdings Corp.	510,000	111,978
MIN XIN Holdings, Ltd.	188,000	98,852
Mingfa Group International Company, Ltd. (I)(L)	840,000	220,522
Minmetals Land, Ltd.	1,810,000	269,349
Nan Hai Corp., Ltd. (I)	28,150,000	126,766
NetDragon Websoft, Inc.	172,000	407,389
New World China Land, Ltd.	3,585,230	1,630,767
New World Department Store China, Ltd.	211,000	109,958
Newton Resources, Ltd. (I)	148,000	13,919
Nine Dragons Paper Holdings, Ltd.	615,000	417,302
North Mining Shares Company, Ltd. (I)	1,340,000	58,708
PetroAsian Energy Holdings, Ltd. (I)	1,864,000	35,804
Phoenix Satellite Television Holdings, Ltd. (L)	726,000	246,123
Poly Property Group Company, Ltd.	2,759,944	1,660,564
Ports Design, Ltd. (L)	242,500	156,867
Pou Sheng International Holdings, Ltd. (I)	2,224,000	107,491
Prosperity International Holdings HK, Ltd. (I)	1,460,000	52,728
Qingling Motors Company, Ltd., H Shares	948,000	235,322
Real Nutriceutical Group, Ltd. (L)	467,000	124,187
Regent Manner International Holdings, Ltd.	503,000	89,097
REXLot Holdings, Ltd. (L)	9,200,000	639,353
Road King Infrastructure, Ltd.	166,000	158,306
Rotam Global Agrosciences, Ltd.	16,000	26,324
Samson Holding, Ltd.	1,383,915	185,328
Shanghai Industrial Holdings, Ltd.	601,041	1,961,775
Shanghai Industrial Urban Development Group, Ltd. (I)(L)	1,049,500	222,438
Shanghai Zendai Property, Ltd. (I)	4,865,000	86,216
Shenzhen International Holdings, Ltd.	12,606,891	1,569,626
Shenzhen Investment, Ltd.	3,154,260	1,300,042
Shimao Property Holdings, Ltd.	1,481,000	3,746,843
Shougang Concord Century Holdings, Ltd. (I)	784,000	29,241
Shougang Concord International Enterprises Company, Ltd. (I)	6,444,000	318,797
Shougang Fushan Resources Group, Ltd. (L)	4,078,000	1,362,886
Silver Grant International, Ltd.	1,818,334	241,334
SIM Technology Group, Ltd. (I)	1,671,000	71,794
Sino Biopharmaceutical	1,860,000	1,317,735
Sino Oil And Gas Holdings, Ltd. (I)(L)	2,745,000	69,673
Sinofert Holdings, Ltd.	2,892,000	450,873
Sinolink Worldwide Holdings, Ltd. (I)	2,918,000	243,304
Sinopec Kantons Holdings, Ltd. (L)	920,000	875,619
Sinopoly Battery, Ltd. (I)	2,040,000	77,222
Sinotrans Shipping, Ltd.	2,137,000	567,429
Skyworth Digital Holdings, Ltd.	1,397,675	756,117
SMI Corp., Ltd. (I)	48,000	1,070
Solargiga Energy Holdings, Ltd. (I)	997,000	47,377
Sparkle Roll Group, Ltd.	1,144,000	82,545
SRE Group, Ltd. (I)	4,656,000	152,672
TCC International Holdings, Ltd.	1,253,417	406,699
TCL Communication Technology Holdings, Ltd.	237,000	130,898
TCL Multimedia Technology Holdings, Ltd.	765,200	342,156
Tech Pro Technology Development, Ltd. (I)	804,000	361,837
Texhong Textile Group, Ltd.	12,000	21,589

12

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Hong Kong (continued)

Tian An China Investment, Ltd.	976,000	$718,675
Tianjin Development Holdings, Ltd. (I)	348,000	207,089
Tianjin Port Development Holdings, Ltd.	14,000	2,087
Tianneng Power International, Ltd.	948,700	395,024
Tomson Group, Ltd.	851,443	230,039
Towngas China Company, Ltd.	567,000	532,827
TPV Technology, Ltd.	1,276,588	250,848
Truly International Holdings, Ltd.	1,255,000	771,546
United Energy Group, Ltd. (I)(L)	1,846,000	276,100
Vinda International Holdings, Ltd. (L)	312,000	318,049
VODone, Ltd. (I)	1,941,600	146,909
Wasion Group Holdings, Ltd.	710,000	437,503
Welling Holding, Ltd.	608,000	126,688
XTEP International Holdings	305,000	147,493
Yanchang Petroleum International, Ltd. (I)	5,462,273	272,822
Yingde Gases	506,000	454,557
Yip's Chemical Holdings, Ltd.	218,000	172,902
Yuexiu Property Company, Ltd.	6,895,200	1,945,990
Yuexiu Transport Infrastructure, Ltd.	394,000	209,754

Hungary 0.3%		7,522,610

Danubius Hotel and Spa PLC (I)	951	17,127
EGIS Pharmaceuticals PLC	9,904	924,219
Fotex Holding SE (I)	4,586	4,546
Magyar Telekom Telecommunications PLC	162,750	224,854
MOL Hungarian Oil and Gas PLC	14,280	1,013,922
OTP Bank PLC	229,203	4,259,975
PannErgy (I)	2,974	3,888
Richter Gedeon Nyrt	66,910	1,074,079

India 6.0%		135,960,805

3M India, Ltd. (I)	27	1,205
Aban Offshore, Ltd.	21,138	67,584
ABB, Ltd.	32,944	222,912
ABG Shipyard, Ltd. (I)	16,236	70,845
ACC, Ltd.	28,245	407,449
Adani Enterprises, Ltd.	84,130	177,745
Adani Ports and Special Economic Zone	161,968	309,393
Adani Power, Ltd. (I)	448,722	226,660
Aditya Birla Nuvo, Ltd.	50,286	858,045
Advanta, Ltd. (I)	325	641
Agro Tech Foods, Ltd.	1,994	14,290
AIA Engineering, Ltd.	27	130
Ajanta Pharma, Ltd.	1,099	12,668
Akzo Nobel India, Ltd.	3,239	36,465
Alembic Pharmaceuticals, Ltd.	38,000	76,418
Allahabad Bank	97,853	97,413
Alok Industries, Ltd.	487,315	46,365
Alstom India, Ltd.	14,071	65,821
Amara Raja Batteries, Ltd.	23,775	91,672
Ambuja Cements, Ltd.	343,056	879,588
Amtek Auto, Ltd.	149,007	144,902
Anant Raj Industries, Ltd.	151,998	100,370
Andhra Bank	157,627	118,846
Ansal Properties & Infrastructure, Ltd. (I)	38,317	8,194
Apollo Hospitals Enterprise, Ltd.	44,250	573,815

13

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

India (continued)

Apollo Tyres, Ltd.	77,864	$73,474
Arvind, Ltd.	144,398	170,819
Ashok Leyland, Ltd.	1,368,930	250,027
Asian Paints, Ltd.	118,840	754,556
Aurobindo Pharma, Ltd.	77,853	213,702
Axis Bank, Ltd.	136,878	1,731,007
Axis Bank, Ltd., GDR	95	1,170
Bajaj Auto, Ltd.	28,118	776,859
Bajaj Corp., Ltd.	6,094	22,747
Bajaj Electricals, Ltd.	17,856	42,114
Bajaj Finance, Ltd.	17,501	273,117
Bajaj Finserv, Ltd.	35,935	319,974
Bajaj Hindusthan, Ltd.	266,322	49,274
Bajaj Holdings and Investment, Ltd.	41,862	514,874
Balkrishna Industries, Ltd.	19,674	66,218
Ballarpur Industries, Ltd.	487,134	74,492
Balmer Lawrie & Company, Ltd.	13,965	69,384
Balrampur Chini Mills, Ltd.	160,224	86,933
Bank of Baroda	60,660	422,226
Bank of India	128,328	276,726
Bank of Maharashtra	203,175	114,984
BASF India, Ltd.	3,768	29,040
Bata India, Ltd.	11,358	140,924
BEML, Ltd.	19,471	41,093
Berger Paints India, Ltd.	58,110	179,669
BF Utilities, Ltd. (I)	6,868	13,642
BGR Energy Systems, Ltd.	18,048	27,152
Bharat Electronics, Ltd.	8,497	150,976
Bharat Forge, Ltd.	59,419	214,606
Bharat Heavy Electricals, Ltd.	301,334	541,783
Bharat Petroleum Corp., Ltd.	68,551	282,841
Bharti Airtel, Ltd. (I)	276,897	1,245,354
Bhushan Steel, Ltd.	33,252	229,972
Biocon, Ltd.	37,649	199,772
Birla Corp., Ltd.	41,760	126,893
Blue Dart Express, Ltd.	1,817	61,738
Blue Star, Ltd.	4,203	8,616
Bombay Dyeing & Manufacturing Company, Ltd.	19,782	13,440
Bombay Rayon Fashions, Ltd. (I)	15,869	52,339
Bosch, Ltd.	2,921	363,945
Brigade Enterprises, Ltd.	22,407	16,920
Britannia Industries, Ltd.	23,120	244,246
Cadila Healthcare, Ltd.	23,683	234,213
Cairn India, Ltd.	200,962	981,116
Canara Bank	91,968	283,658
Capital First, Ltd.	9,269	21,668
Carborundum Universal, Ltd.	2,776	4,219
Central Bank of India	314,027	240,748
Century Textiles & Industries, Ltd.	32,699	107,524
CESC, Ltd.	51,783	239,770
Chambal Fertilizers & Chemicals, Ltd.	224,870	110,905
Chennai Petroleum Corp., Ltd.	5,582	4,933
Cholamandalam Investment and Finance Company, Ltd.	8,951	28,854
Cipla, Ltd.	163,687	1,034,775
City Union Bank, Ltd.	160,171	96,731
Clariant Chemicals India, Ltd.	2,333	16,398

14

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

India (continued)

CMC, Ltd.	3,811	$71,787
Colgate-Palmolive India, Ltd.	16,631	302,659
Container Corp of India	12,557	198,079
Core Education & Technologies, Ltd.	20,514	4,245
Coromandel International, Ltd.	33,351	97,717
Corporation Bank	30,114	113,251
Crompton Greaves, Ltd.	183,070	222,067
Cummins India, Ltd.	33,341	198,033
Dabur India, Ltd.	236,777	590,139
Dalmia Bharat Enterprises, Ltd.	18,693	31,245
DB Corp., Ltd.	6,096	22,330
DCM Shriram Consolidated	26,804	21,403
Deepak Fertilizers & Petrochemicals Corp., Ltd.	44,612	57,770
DEN Networks, Ltd. (I)	13,328	32,490
Development Credit Bank, Ltd. (I)	184,559	115,471
Dish TV India, Ltd. (I)	261,785	164,939
Divi's Laboratories, Ltd.	20,648	308,603
DLF, Ltd.	407,900	796,763
Dr. Reddy's Laboratories, Ltd.	20,579	707,760
Dr. Reddy's Laboratories, Ltd., ADR (L)	18,324	609,639
Dredging Corp. of India, Ltd. (I)	15,333	57,235
eClerx Services, Ltd.	4,262	53,894
Edelweiss Financial Services, Ltd.	221,050	94,598
Eicher Motors, Ltd.	8,358	403,375
EID Parry India, Ltd.	81,890	140,745
EIH, Ltd.	23,350	17,651
Elder Pharmaceuticals, Ltd.	8,295	37,359
Electrosteel Castings, Ltd.	93,708	15,386
Emami, Ltd.	32,116	198,808
Engineers India, Ltd.	29,019	56,865
Entertainment Network India, Ltd.	2,857	10,369
Era Infra Engineering, Ltd.	27,625	64,112
Eros International Media, Ltd.	9,993	17,214
Escorts, Ltd.	43,887	54,710
Ess Dee Aluminium, Ltd.	1,551	11,529
Essar Oil, Ltd. (I)	198,149	173,492
Essar Ports, Ltd.	118,939	116,798
Essar Shipping, Ltd. (I)	59,469	12,103
Essel Propack, Ltd.	89,057	48,592
Exide Industries, Ltd.	127,637	243,848
FAG Bearings India, Ltd.	68	1,235
FDC, Ltd.	15,540	19,714
Federal Bank, Ltd.	161,367	626,985
Federal-Mogul Goetze India, Ltd. (I)	8,130	24,235
Financial Technologies India, Ltd.	13,029	22,463
Finolex Cables, Ltd.	89,396	69,801
Finolex Industries, Ltd.	64,689	102,157
Fortis Healthcare, Ltd. (I)	99,267	142,555
Fresenius Kabi Oncology, Ltd. (I)	18,718	35,017
GAIL India, Ltd.	185,255	826,613
GAIL India, Ltd., GDR	1,143	30,842
Gammon India, Ltd.	77,691	11,132
Gateway Distriparks, Ltd.	73,703	122,659
Gillette India, Ltd.	165	5,120
Gitanjali Gems, Ltd.	50,394	55,542
GlaxoSmithKline Pharmaceuticals, Ltd.	9,366	338,399

15

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

India (continued)

Glenmark Pharmaceuticals, Ltd.	38,363	$299,078
GMR Infrastructure, Ltd. (I)	660,088	132,967
Godfrey Philips India, Ltd.	379	15,544
Godrej Consumer Products, Ltd.	48,992	597,702
Godrej Industries, Ltd.	31,758	114,282
Godrej Properties, Ltd.	2,593	15,371
Graphite India, Ltd.	80,822	85,852
Grasim Industries, Ltd.	31,208	1,046,775
Greaves Cotton, Ltd.	9,011	8,002
Grindwell Norton, Ltd.	43	148
GTL Infrastructure, Ltd. (I)	14,936	385
Gujarat Alkalies & Chemicals, Ltd.	51,800	118,286
Gujarat Fluorochemicals, Ltd.	32,948	126,374
Gujarat Gas Company, Ltd.	4,533	13,305
Gujarat Mineral Development Corp., Ltd.	39,642	49,844
Gujarat Narmada Valley Fertilizers Company, Ltd.	65,805	60,232
Gujarat NRE Coke, Ltd.	85,965	19,361
Gujarat State Fertilisers & Chemicals, Ltd.	209,160	155,881
Gujarat State Petronet, Ltd.	46,716	35,153
Gulf Oil Corp, Ltd.	44,106	43,099
GVK Power & Infrastructure, Ltd. (I)	648,891	67,036
Hathway Cable & Datacom, Ltd. (I)	24,593	98,203
Havells India, Ltd.	21,359	193,896
HBL Power Systems, Ltd.	104,569	12,305
HCL Infosystems, Ltd. (I)	185,657	60,654
HCL Technologies, Ltd.	99,718	1,576,486
HDFC Bank, Ltd.	538,287	4,823,527
HEG, Ltd.	17,873	42,315
HeidelbergCement India, Ltd. (I)	87,352	38,529
Hero Motorcorp, Ltd.	25,087	760,333
Hexa Tradex, Ltd. (I)	42,642	7,812
Hexaware Technologies, Ltd.	327,232	635,930
Himachal Futuristic Communications (I)	116,428	12,861
Hindalco Industries, Ltd.	1,014,546	1,597,937
Hinduja Ventures, Ltd.	5,652	22,543
Hindustan Oil Exploration Company, Ltd. (I)	20,262	9,158
Hindustan Petroleum Corp., Ltd.	42,367	108,096
Honeywell Automation India, Ltd.	130	4,751
Hotel Leela Venture, Ltd. (I)	161,732	37,759
Housing Development & Infrastructure, Ltd. (I)	335,502	166,232
HSIL, Ltd.	27,538	33,774
ICICI Bank, Ltd., ADR	418,769	10,896,369
IDBI Bank, Ltd.	211,610	175,584
Idea Cellular, Ltd.	811,929	1,957,815
IDFC, Ltd.	666,009	822,779
IFCI, Ltd. (I)	799,536	228,388
India Cements, Ltd.	309,375	215,886
India Infoline, Ltd.	254,359	205,015
Indiabulls Housing Finance, Ltd.	341,835	1,029,592
Indiabulls Infrastructure and Power, Ltd. (I)	1,398,736	48,541
Indiabulls Real Estate, Ltd.	372,837	318,744
Indian Bank	92,080	88,309
Indian Hotels Company, Ltd.	502,469	344,100
Indian Oil Corp., Ltd.	164,255	519,466
Indian Overseas Bank	198,424	118,299
Indraprastha Gas, Ltd.	23,389	91,237

16

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

India (continued)

IndusInd Bank, Ltd.	59,290	$315,712
Info Edge India, Ltd.	1,267	5,690
Infosys, Ltd.	30,901	1,430,176
Infosys, Ltd., ADR (L)	100,446	4,657,681
Infotech Enterprises, Ltd.	17,414	48,724
ING Vysya Bank, Ltd.	77,939	519,150
Ingersoll-Rand India, Ltd.	9,856	46,364
Ipca Laboratories, Ltd.	21,683	203,754
IRB Infrastructure Developers, Ltd.	60,446	56,474
ITC, Ltd.	807,606	3,791,639
IVRCL, Ltd. (I)	301,343	47,340
Jagran Prakashan, Ltd.	14,178	17,810
Jain Irrigation Systems, Ltd.	59,847	45,540
Jaiprakash Associates, Ltd.	676,585	339,313
Jaiprakash Power Ventures, Ltd. (I)	321,330	62,669
Jammu & Kashmir Bank, Ltd.	33,817	567,653
JB Chemicals & Pharmaceuticals, Ltd.	44,422	56,393
JBF Industries, Ltd.	30,363	41,241
Jet Airways India, Ltd. (I)	7,109	31,383
Jindal Poly Films, Ltd.	15,538	31,456
Jindal Poly Investments and Finance Company, Ltd. (I)	3,884	306
Jindal Saw, Ltd.	176,270	130,739
Jindal Stainless, Ltd. (I)	78,009	45,564
Jindal Steel & Power, Ltd.	202,531	675,749
JK Cement, Ltd.	22,552	60,757
JK Lakshmi Cement, Ltd.	70,257	59,986
JM Financial, Ltd.	368,362	106,712
JSW Energy, Ltd.	345,624	200,266
JSW Steel, Ltd.	123,306	1,001,578
Jubilant Foodworks, Ltd. (I)	2,454	37,556
Jubilant Life Sciences, Ltd.	64,699	70,866
Jyothy Laboratories, Ltd.	24,297	56,812
Kajaria Ceramics, Ltd.	7,804	26,955
Kalpataru Power Transmission, Ltd.	22,050	19,340
Kansai Nerolac Paints, Ltd.	587	9,619
Karnataka Bank, Ltd.	140,550	159,907
Karur Vysya Bank, Ltd.	49,942	232,248
Kaveri Seed Company, Ltd.	1,699	37,413
Kesoram Industries, Ltd.	80,244	64,564
Kirloskar Brothers, Ltd.	4,757	10,803
Kotak Mahindra Bank, Ltd.	139,780	1,369,127
KPIT Cummins Infosystems, Ltd.	50,508	101,185
KSB Pumps, Ltd.	7,884	23,451
KSK Energy Ventures, Ltd. (I)	7,103	5,787
Lakshmi Machine Works, Ltd.	825	22,416
Lakshmi Vilas Bank, Ltd.	25,195	23,242
Lanco Infratech, Ltd. (I)	511,323	39,661
Larsen & Toubro, Ltd.	110,390	1,199,643
Larsen & Toubro, Ltd., GDR	41,610	445,227
Lupin, Ltd.	57,843	701,261
Madras Cements, Ltd. (I)	106,301	249,103
Mahanagar Telephone Nigam, Ltd., ADR (I)	76,577	19,144
Maharashtra Seamless, Ltd.	54,295	156,501
Mahindra & Mahindra, Ltd.	149,526	1,761,662
Mahindra & Mahindra, Ltd., GDR	19,216	219,255
Mahindra Lifespace Developers, Ltd.	22,771	138,286

17

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

India (continued)

Manaksia, Ltd.	35,648	$26,397
Mangalore Refinery and Petrochemicals, Ltd. (I)	252,641	117,246
Marico, Ltd.	91,382	295,941
Maruti Suzuki India, Ltd.	34,530	650,178
MAX India, Ltd.	37,120	89,859
McLeod Russel India, Ltd.	51,666	197,154
Mercator, Ltd. (I)	212,137	33,460
Merck, Ltd.	2,868	23,360
MindTree, Ltd.	3,689	57,999
Monnet Ispat & Energy, Ltd.	32,137	51,910
Monsanto India, Ltd.	1,026	9,123
Motherson Sumi Systems, Ltd.	71,568	209,568
Mphasis, Ltd.	15,210	97,281
MRF, Ltd.	1,922	373,591
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	252,025	40,399
Nagarjuna Oil Refinery, Ltd. (I)	229,114	10,397
Natco Pharma, Ltd.	8,097	71,379
National Aluminium Company, Ltd.	546,706	278,795
National Hydroelectric Power Corp., Ltd.	1,205,379	290,294
Nava Bharat Ventures, Ltd.	43,984	110,147
Navneet Publications India, Ltd.	50,728	39,876
NCC, Ltd.	246,877	64,890
NESCO, Ltd.	1,049	10,162
Nestle India, Ltd.	8,256	615,064
NIIT Technologies, Ltd.	45,471	193,215
NIIT, Ltd.	136,918	38,848
Nitin Fire Protection Industries, Ltd.	42,198	34,643
Noida Toll Bridge Company, Ltd.	171,479	53,137
NTPC, Ltd.	312,239	615,148
Oberoi Realty, Ltd.	8,032	20,042
Oil & Natural Gas Corp., Ltd.	237,561	905,705
Oil India, Ltd.	61,573	399,583
OMAXE, Ltd.	105,584	223,397
Opto Circuits India, Ltd.	43,971	16,092
Oracle Financial Services Software, Ltd. (I)	9,555	425,156
Orchid Chemicals & Pharmaceuticals, Ltd.	56,302	34,187
Orient Cement, Ltd.	82,674	40,980
Orient Paper & Industries, Ltd.	82,674	7,526
Oriental Bank of Commerce	67,526	129,557
Orissa Minerals Development Company, Ltd.	400	10,983
Page Industries, Ltd.	1,305	78,986
Panacea Biotec, Ltd. (I)	18,056	24,228
Parsvnath Developers, Ltd. (I)	129,259	53,676
Peninsula Land, Ltd.	89,370	41,805
Persistent Systems, Ltd.	1,432	12,695
Petronet LNG, Ltd.	122,710	226,244
Pfizer, Ltd.	1,678	26,419
Phoenix Mills, Ltd.	1,084	3,121
Pidilite Industries, Ltd.	62,233	211,337
Pipavav Defence & Offshore Engineering Company, Ltd. (I)	85,649	67,762
Piramal Enterprises, Ltd.	87,007	845,739
Plethico Pharmaceuticals, Ltd. (I)	5,976	5,373
Polaris Financial Technology, Ltd.	39,735	71,391
Polyplex Corp., Ltd.	18,044	30,493
Power Grid Corp. of India, Ltd.	410,335	604,759
Praj Industries, Ltd.	57,344	29,067

18

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

India (continued)

Prism Cement, Ltd. (I)	71,827	$25,368
PTC India, Ltd.	222,817	141,370
Punj Lloyd, Ltd. (I)	224,909	70,924
Punjab National Bank, Ltd. (I)	5,000	33,669
Radico Khaitan, Ltd.	20,886	38,157
Rain Commodities Ltd.	114,375	62,707
Rajesh Exports, Ltd.	43,299	66,073
Rallis India, Ltd.	32,506	70,600
Ranbaxy Laboratories, Ltd. (I)	49,073	301,655
Ranbaxy Laboratories, Ltd., GDR (I)	2,335	14,465
Raymond, Ltd.	43,363	124,117
Redington India, Ltd.	66,332	60,063
REI Agro, Ltd. (I)	164,589	20,427
REI Six Ten Retail, Ltd. (I)	7,790	35
Reliance Capital, Ltd.	108,604	514,196
Reliance Communications, Ltd.	617,273	1,153,078
Reliance Industries, Ltd.	1,071,055	13,783,840
Reliance Industries, Ltd., GDR (S)	17,722	445,057
Reliance Infrastructure, Ltd.	72,487	377,953
Reliance Power, Ltd. (I)	555,888	567,818
Rolta India, Ltd.	153,518	144,084
Ruchi Soya Industries, Ltd.	127,227	72,805
Rural Electrification Corp., Ltd.	370,755	945,187
S Kumars Nationwide, Ltd. (I)	142,150	5,039
Sadbhav Engineering, Ltd.	2,751	2,220
Sanwaria Agro Oils, Ltd. (I)	559	184
Schneider Electric Infrastructure, Ltd. (I)	29,017	25,459
Sesa Goa, Ltd.	194,063	553,267
Shipping Corp. of India, Ltd. (I)	29,724	13,594
Shoppers Stop, Ltd.	10,088	53,845
Shree Cement, Ltd.	2,993	163,077
Shree Renuka Sugars, Ltd.	423,210	97,583
Shriram Transport Finance Company, Ltd.	43,154	337,881
Siemens India, Ltd.	19,959	130,429
Sintex Industries, Ltd.	88,110	23,219
SJVN, Ltd.	43,447	12,686
SKF India, Ltd.	4,330	31,328
Sobha Developers, Ltd.	50,252	188,893
Solar Industries India, Ltd.	1,324	16,567
South Indian Bank, Ltd.	847,658	251,435
SREI Infrastructure Finance, Ltd.	294,220	83,890
SRF, Ltd.	19,638	40,310
State Bank of Bikaner & Jaipur	18,445	88,903
State Bank of India	59,375	1,364,416
State Bank of India, GDR	4,501	205,803
Steel Authority of India, Ltd.	333,223	232,697
Sterling Biotech, Ltd. (I)	96,778	6,560
Sterlite Industries India, Ltd., ADR (L)	349,435	2,096,610
Sterlite Technologies, Ltd.	53,825	14,787
Strides Arcolab, Ltd.	10,655	140,135
Styrolution ABS India, Ltd.	189	970
Sun Pharma Advanced Research Company, Ltd. (I)	56,021	104,193
Sun Pharmaceutical Industries, Ltd.	222,476	1,754,500
Sun TV Network, Ltd.	35,083	206,487
Sundaram Finance, Ltd.	17,300	125,758
Supreme Industries, Ltd.	11,409	55,328

19

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

India (continued)

Suzlon Energy, Ltd. (I)	534,875	$48,041
Syndicate Bank	165,888	160,210
Tamil Nadu Newsprint & Papers, Ltd.	37,939	50,881
Tata Chemicals, Ltd.	74,739	279,816
Tata Communications, Ltd.	33,200	83,060
Tata Communications, Ltd., ADR	56,505	282,731
Tata Consultancy Services, Ltd.	140,278	4,303,032
Tata Elxsi, Ltd.	5,653	14,583
Tata Global Beverages, Ltd.	459,764	966,240
Tata Investment Corp., Ltd.	15,423	83,209
Tata Motors, Ltd.	366,104	1,631,349
Tata Motors, Ltd., ADR (L)	53,090	1,184,969
Tata Power Company, Ltd.	480,354	547,816
Tata Steel, Ltd.	302,239	1,234,293
Tata Teleservices Maharashtra, Ltd. (I)	203,654	18,031
Tech Mahindra, Ltd.	31,784	660,187
Texmaco Rail & Engineering, Ltd.	5,288	2,370
The Great Eastern Shipping Company, Ltd.	84,792	325,719
Thermax, Ltd.	11,847	96,814
Time Technoplast, Ltd.	105,115	46,595
Titagarh Wagons, Ltd.	8,719	15,191
Titan Industries, Ltd.	96,547	329,923
Torrent Pharmaceuticals, Ltd.	31,826	197,788
Torrent Power, Ltd.	9,093	10,288
Trent, Ltd.	871	12,454
Triveni Turbine, Ltd.	25,986	18,341
TTK Prestige, Ltd.	1,939	97,671
Tube Investments of India, Ltd.	14,367	28,480
TV18 Broadcast, Ltd. (I)	129,279	33,801
TVS Motor Company, Ltd.	47,690	21,769
UCO Bank	198,438	155,527
Uflex, Ltd.	34,032	31,094
Ultratech Cement, Ltd.	27,084	610,739
Union Bank of India, Ltd.	122,021	188,123
Unitech, Ltd. (I)	747,580	187,520
United Breweries, Ltd.	29,446	321,997
United Phosphorus, Ltd.	153,082	305,536
United Spirits, Ltd. (I)	52,796	1,753,828
Usha Martin, Ltd.	176,167	56,108
Uttam Value Steels, Ltd. (I)	25,353	2,357
V-Guard Industries, Ltd.	4,399	33,978
Vardhman Special Steels, Ltd. (I)	1,653	334
Vardhman Textiles, Ltd.	8,267	38,557
Videocon Industries, Ltd. (I)	86,553	226,360
Vijaya Bank	167,219	88,303
VIP Industries, Ltd.	21,685	15,084
Voltas, Ltd.	67,658	68,416
VST Industries, Ltd.	2,273	50,764
Welspun Corp, Ltd.	14,506	7,549
Wipro, Ltd.	203,314	1,487,789
Wockhardt, Ltd.	20,900	147,689
Wyeth, Ltd.	346	3,024
Yes Bank, Ltd.	90,602	333,414
Zee Entertainment Enterprises, Ltd.	220,526	774,297
Zuari Agro Chemicals, Ltd.	9,847	11,489
Zuari Global, Ltd.	9,847	7,888

20

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

India (continued)

Zydus Wellness, Ltd.	2,372	$19,041

Indonesia 3.0%		67,801,434

Ace Hardware Indonesia Tbk PT	410,000	26,673
Adaro Energy Tbk PT	4,837,000	410,543
Adhi Karya Persero Tbk PT	823,000	148,688
Agung Podomoro Land Tbk PT	1,816,500	43,971
AKR Corporindo Tbk PT	2,318,500	841,076
Alam Sutera Realty Tbk PT	10,848,000	541,704
Aneka Tambang Persero Tbk PT	5,330,000	647,087
Asahimas Flat Glass Tbk PT (I)	113,500	76,907
Astra Agro Lestari Tbk PT	303,000	545,970
Astra Graphia Tbk PT	606,500	69,111
Astra International Tbk PT	8,228,000	4,550,744
Bakrie & Brothers Tbk PT (I)	129,839,261	594,502
Bakrie Sumatera Plantations Tbk PT	17,913,000	81,992
Bakrie Telecom Tbk PT (I)	34,369,000	157,367
Bakrieland Development Tbk PT (I)	43,066,000	196,975
Bank Bukopin Tbk PT	4,762,666	243,888
Bank Central Asia Tbk PT	4,506,500	3,716,277
Bank Danamon Indonesia Tbk PT	4,266,371	1,580,514
Bank Mandiri Persero Tbk PT	5,420,646	3,515,771
Bank Negara Indonesia Persero Tbk PT	6,351,603	2,226,126
Bank Pan Indonesia Tbk PT (I)	9,167,000	509,557
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,929,000	137,709
Bank Permata Tbk PT (I)	25,500	3,012
Bank Rakyat Indonesia Persero Tbk PT	5,305,500	3,188,975
Bank Tabungan Negara Persero Tbk PT	3,290,798	285,137
Bank Tabungan Pensiunan Nasional Tbk PT (I)	227,500	81,224
Barito Pacific Tbk PT (I)	3,360,000	130,504
Bayan Resources Tbk PT (I)	98,000	66,385
Benakat Petroleum Energy Tbk PT (I)	539,500	5,907
Berau Coal Energy Tbk PT (I)	150,000	1,941
Berlian Laju Tanker Tbk PT (I)	11,916,666	0
Bhakti Investama Tbk PT	24,011,300	755,547
Bisi International PT	903,000	49,365
Budi Acid Jaya Tbk PT (I)	2,039,000	17,498
Bumi Resources Tbk PT (I)	30,622,430	1,141,884
Bumi Serpong Damai PT	8,460,000	1,009,919
BW Plantation Tbk PT	1,403,000	116,555
Central Proteinaprima Tbk PT (I)	30,464,500	139,489
Chandra Asri Petrochemical Tbk PT (I)	8,000	1,575
Charoen Pokphand Indonesia Tbk PT	3,630,920	1,117,968
Ciputra Development Tbk PT	16,645,500	1,233,602
Ciputra Property Tbk PT	1,119,500	72,530
Ciputra Surya Tbk PT	1,437,500	313,950
Citra Marga Nusaphala Persada Tbk PT (I)	1,580,000	475,899
Darma Henwa Tbk PT (I)	20,860,500	26,744
Davomas Abadi Tbk PT (I)	8,435,500	38,624
Delta Dunia Makmur Tbk PT (I)	4,163,000	34,952
Elnusa Tbk PT	2,863,500	71,983
Energi Mega Persada Tbk PT (I)	40,739,638	286,319
Exploitasi Energi Indonesia Tbk PT (I)	3,373,000	72,259
Fajar Surya Wisesa Tbk PT (I)	146,500	30,799
Gajah Tunggal Tbk PT	2,601,000	443,664
Global Mediacom Tbk PT (I)	6,626,000	1,051,479

21

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Indonesia (continued)

Gozco Plantations Tbk PT (I)	5,611,200	$57,956
Gudang Garam Tbk PT	416,243	1,444,211
Hanson International Tbk PT (I)	4,028,000	213,489
Harum Energy Tbk PT	841,000	247,303
Hexindo Adiperkasa Tbk PT	117,000	37,755
Holcim Indonesia Tbk PT	1,136,000	218,228
Indah Kiat Pulp & Paper Corp. Tbk PT (I)	4,870,000	483,508
Indika Energy Tbk PT	1,908,000	90,619
Indo Tambangraya Megah Tbk PT	183,500	537,278
Indocement Tunggal Prakarsa Tbk PT	682,500	1,231,825
Indofood CBP Sukses Makmur Tbk PT	406,500	371,974
Indofood Sukses Makmur Tbk PT	4,542,000	2,689,775
Indosat Tbk PT	721,000	271,605
Indosat Tbk PT, ADR	500	12,575
Inovisi Infracom Tbk PT (I)	171,112	14,453
Intiland Development Tbk PT	3,553,500	100,304
Japfa Comfeed Indonesia Tbk PT	3,722,500	401,408
Jasa Marga Tbk PT	1,262,500	627,666
Kalbe Farma Tbk PT	13,072,500	1,602,860
Kawasan Industri Jababeka Tbk PT	15,866,595	361,371
Lippo Cikarang Tbk PT (I)	387,500	169,512
Lippo Karawaci Tbk PT	25,605,625	2,688,678
Malindo Feedmill Tbk PT	705,000	165,147
Matahari Putra Prima Tbk PT	3,619,500	711,819
Mayora Indah Tbk PT	221,750	607,546
Medco Energi Internasional Tbk PT	2,289,000	489,888
Media Nusantara Citra Tbk PT	3,515,000	944,188
Mitra Adiperkasa Tbk PT	1,032,000	449,131
Mitra International Resources Tbk PT (I)	5,235,500	24,405
Modern Internasional Tbk PT	304,100	21,937
Nippon Indosari Corpindo Tbk PT	130,500	78,770
Nusantara Infrastructure Tbk PT (I)	3,354,000	60,510
Pabrik Kertas Tjiwi Kimia Tbk PT	321,000	49,726
Pakuwon Jati Tbk PT	7,365,500	195,284
Panin Financial Tbk PT (I)	18,582,500	296,507
Panin Insurance Tbk PT	1,443,000	82,920
Panin Sekuritas Tbk Pt	22,500	8,766
Pembangunan Perumahan Persero Tbk PT	1,302,000	125,352
Perusahaan Gas Negara Persero Tbk PT	3,522,500	1,733,906
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,882,500	528,451
Petrosea Tbk PT	243,000	24,026
Polychem Indonesia Tbk PT (I)	1,930,000	38,696
Ramayana Lestari Sentosa Tbk PT	4,070,000	375,333
Resource Alam Indonesia Tbk PT	392,500	53,486
Samindo Resources Tbk PT (I)	31,500	1,218
Sampoerna Agro Tbk PT	1,086,500	179,171
Samudera Indonesia Tbk PT	74,500	20,126
Selamat Sempurna Tbk PT	1,188,000	279,849
Semen Gresik Persero Tbk PT	1,264,500	1,449,619
Sentul City Tbk PT (I)	18,496,500	329,156
Sinar Mas Multiartha Tbk PT	37,000	9,657
Sugih Energy Tbk PT (I)	5,427,500	220,800
Summarecon Agung Tbk PT	19,225,000	1,368,523
Surya Citra Media Tbk PT	274,500	62,544
Surya Semesta Internusa Tbk PT	3,281,500	209,140
Suryainti Permata Tbk PT (I)	1,802,000	0

22

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Indonesia (continued)

Tambang Batubara Bukit Asam Persero Tbk PT	620,500	$686,237
Telekomunikasi Indonesia Persero Tbk PT	1,992,500	399,139
Telekomunikasi Indonesia Tbk PT, ADR (L)	70,915	2,628,110
Tiga Pilar Sejahtera Food Tbk	1,816,500	202,423
Timah Persero Tbk PT	1,576,000	185,466
Total Bangun Persada Tbk PT	380,500	25,282
Tower Bersama Infrastructure Tbk PT (I)	552,500	262,791
Trada Maritime Tbk PT (I)	4,824,000	616,981
Trias Sentosa Tbk PT	1,000,000	22,425
Trimegah Securities Tbk PT (I)	1,540,500	9,001
Truba Alam Manunggal Engineering Tbk PT (I)	19,436,000	21,358
Tunas Baru Lampung Tbk PT	1,536,000	66,670
Tunas Ridean Tbk PT	872,500	40,729
Unilever Indonesia Tbk PT	553,000	1,567,211
United Tractors Tbk PT	792,000	1,140,460
Vale Indonesia Tbk PT	3,245,000	677,647
Wijaya Karya Persero Tbk PT	2,967,500	470,569
Xl Axiata Tbk PT	1,416,000	580,144

Israel 0.0%		174,712

Mivtach Shamir Holdings, Ltd.	5,896	174,712

Luxembourg 0.0%		76,681

O'Key Group SA, GDR	5,946	76,681

Malaysia 4.6%		104,306,917

Adventa BHD (I)	25,200	5,556
Aeon Company BHD	72,600	318,541
Affin Holdings BHD	430,900	530,506
AirAsia BHD	1,519,200	1,193,417
Alam Maritim Resources BHD	267,200	113,608
Alliance Financial Group BHD	1,182,400	1,815,777
AMMB Holdings BHD	1,982,950	4,483,266
Amway Malaysia Holdings BHD	400	1,469
Ann Joo Resources BHD (I)	256,700	93,742
APM Automotive Holdings BHD	192,600	340,050
Asas Dunia BHD	94,000	48,628
Axiata Group BHD	889,400	1,820,401
Batu Kawan BHD	19,400	105,598
Benalec Holdings BHD	376,200	136,445
Berjaya Assets BHD	458,500	119,984
Berjaya Corp. BHD	3,698,200	629,258
Berjaya Land BHD	846,900	236,934
Berjaya Sports Toto BHD	398,768	484,073
BIMB Holdings BHD	290,600	381,391
Bintulu Port Holdings BHD	300	707
Boustead Heavy Industries Corp. BHD (I)	16,400	11,770
Boustead Holdings BHD	486,706	749,332
British American Tobacco Malaysia BHD	72,700	1,376,431
Bumi Armada BHD	678,400	803,816
Bursa Malaysia BHD	397,000	867,581
Cahya Mata Sarawak BHD	265,700	371,077
Carlsberg Brewery-Malay BHD	123,400	485,270
CB Industrial Product Holding BHD	251,170	205,325
CIMB Group Holdings BHD	2,395,200	5,288,655
Coastal Contracts BHD	244,266	202,243

23

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Malaysia (continued)

CSC Steel Holdings BHD	234,900	$88,495
Cypark Resources BHD	75,900	43,060
Daibochi Plastic & Packaging Industry BHD	9,100	9,155
Daya Materials BHD	263,000	23,515
Dayang Enterprise Holdings BHD	116,400	158,020
Dialog Group BHD	828,100	649,292
DiGi.Com BHD	1,248,680	1,786,996
Dijaya Corp. BHD	164,900	82,156
DRB-Hicom BHD	933,100	735,600
Dutch Lady Milk Industries BHD	9,900	138,330
Eastern & Oriental BHD	830,700	496,626
ECM Libra Financial Group BHD (I)	100,844	28,515
Evergreen Fibreboard BHD	570,300	85,948
Faber Group BHD	287,400	207,912
Fraser & Neave Holdings BHD	46,900	261,553
Gamuda BHD	1,248,000	1,695,970
Genting BHD	945,000	2,686,523
Genting Malaysia BHD	3,311,600	4,234,006
Genting Plantations BHD	193,400	557,970
Globetronics Technology BHD	172,980	138,145
Glomac BHD	411,400	136,603
Goldis BHD (I)	345,693	204,724
Green Packet BHD (I)	127,800	12,411
Guinness Anchor BHD	94,900	502,298
GuocoLand Malaysia BHD	37,100	12,518
Hai-O Enterprise BHD	58,500	45,337
Hap Seng Consolidated BHD	939,800	603,178
Hap Seng Plantations Holdings BHD	241,000	183,549
Hartalega Holdings BHD	195,200	414,848
HO WAH Genting BHD (I)	671,700	43,670
Hock Seng LEE BHD	157,592	88,542
Hong Leong Bank BHD	284,740	1,220,529
Hong Leong Financial Group BHD	265,900	1,173,446
Hong Leong Industries BHD	62,900	97,392
Hua Yang BHD	54,200	47,359
Hwang-DBS Malaysia BHD (I)	69,400	76,099
IGB Corp. BHD	1,390,740	1,058,367
IJM Corp. BHD	1,524,980	2,562,267
IJM Land BHD	437,700	321,510
IJM Plantations BHD	174,500	152,794
Insas BHD	488,074	75,754
Integrated Logistics BHD	175,560	92,224
Integrax BHD	74,400	42,271
IOI Corp. BHD	1,098,100	1,801,406
Iris Corp. BHD	143,500	8,736
JAKS Resources BHD (I)	413,200	57,295
Jaya Tiasa Holdings BHD	178,605	111,139
JCY International BHD	623,800	103,152
JT International BHD	13,900	27,082
K&N Kenanga Holdings BHD (I)	199,317	33,601
Karambunai Corp. BHD (I)	1,224,300	39,115
Keck Seng Malaysia BHD	319,250	522,335
Kesoram Industries, Ltd.	6,360	30,750
Kian JOO CAN Factory BHD	332,000	296,318
Kim Loong Resources BHD	37,800	26,477
Kimlun Corp. BHD	93,700	53,115

24

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Malaysia (continued)

Kinsteel BHD (I)	706,200	$62,367
KLCC Property Holdings BHD	595,000	1,188,119
KNM Group BHD (I)	1,300,625	159,922
Kossan Rubber Industries	85,600	169,562
KPJ Healthcare BHD	401,900	786,671
KSK Group BHD	572,800	109,783
KSL Holdings BHD (I)	210,966	131,864
Kuala Lumpur Kepong BHD	191,558	1,254,741
KUB Malaysia BHD (I)	592,900	79,530
Kulim Malaysia BHD	511,700	523,260
Kumpulan Europlus BHD (I)	320,300	114,528
Kumpulan Fima BHD	93,300	55,279
Kumpulan Perangsang Selangor BHD	164,000	95,407
Lafarge Malayan Cement BHD	208,800	601,532
Land & General BHD (I)	339,000	32,999
Landmarks BHD (I)	325,700	111,616
LBS Bina Group BHD (I)	210,000	107,016
Lion Corp. BHD (I)	324,258	18,189
Lion Diversified Holdings BHD	670,700	47,927
Lion Industries Corp. BHD	544,000	148,965
LPI Capital BHD	12,600	56,775
Mah Sing Group BHD	730,739	499,414
Malayan Banking BHD	2,293,844	6,966,575
Malayan Flour Mills BHD	129,300	48,722
Malaysia Airports Holdings BHD	300,983	641,059
Malaysia Building Society BHD	151,526	131,876
Malaysia Marine And Heavy Engineering Holdings BHD	161,300	174,932
Malaysian Airline System BHD (I)	3,968,000	379,033
Malaysian Bulk Carriers BHD	166,200	83,327
Malaysian Pacific Industries BHD	20,738	15,571
Malaysian Resources Corp. BHD	1,152,500	504,939
Masterskill Education Group BHD (I)	10,700	1,380
Maxis BHD	765,785	1,592,955
MBM Resources BHD	98,150	107,023
Media Prima BHD	787,280	642,001
Mega First Corp. BHD	193,700	105,406
MISC BHD (I)	609,650	874,029
MK Land Holdings BHD	623,400	65,438
MKH BHD	113,861	88,501
MMC Corp. BHD	988,700	751,171
MNRB Holdings BHD	45,300	48,995
Mudajaya Group BHD	103,100	78,608
Muhibbah Engineering Malaysia BHD	350,900	231,714
Mulpha International BHD (I)	2,169,700	267,440
Multi-Purpose Holdings BHD	179,600	177,318
My EG Services BHD	155,300	86,188
Naim Holdings BHD	148,000	151,780
NCB Holdings BHD	29,600	36,458
Nestle Malaysia BHD	2,400	49,325
NTPM Holdings BHD	3,100	532
Oriental Holdings BHD	377,920	948,040
OSK Holdings BHD	812,645	385,398
Padini Holdings BHD	322,700	175,600
Panasonic Manufacturing Malaysia BHD	10,900	82,834
Paramount Corp. BHD	68,320	32,173
Parkson Holdings BHD	440,800	449,572

25

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Malaysia (continued)

Pelikan International Corp. BHD	365,670	$38,869
Perdana Petroleum BHD (I)	326,000	176,140
Perisai Petroleum Teknologi BHD (I)	559,800	230,816
Petronas Chemicals Group BHD	970,100	1,947,978
Petronas Dagangan BHD	96,800	817,986
Petronas Gas BHD	206,700	1,263,063
Pharmaniaga BHD	9,300	11,937
PJ Development Holdings BHD	297,900	84,189
POS Malaysia BHD	238,400	359,494
PPB Group BHD	563,100	2,285,901
Press Metal BHD	170,300	109,234
Protasco BHD	141,500	54,714
Public Bank BHD (Foreign Shares)	265,400	1,387,673
Puncak Niaga Holding BHD	134,800	108,983
QL Resources BHD	239,400	247,474
RCE Capital BHD	491,550	39,547
RHB Capital BHD	746,143	1,697,004
Rimbunan Sawit BHD	215,800	52,541
Sapurakencana Petroleum BHD (I)	1,484,257	1,614,904
Sarawak Oil Palms BHD	110,400	184,790
Scientex BHD	69,500	103,090
Scomi Group BHD (I)	1,525,800	166,465
Scomi Marine BHD (I)	284,000	58,863
SEG International BHD	19,800	9,343
Selangor Dredging BHD	328,000	88,370
Selangor Properties BHD	18,300	22,265
Shangri-La Hotels BHD	36,700	70,152
Shell Refining Company Federation of Malaya BHD (L)	145,700	357,552
SHL Consolidated BHD	185,100	106,523
Sime Darby BHD	948,596	2,705,687
SP Setia BHD	391,800	383,199
Star Publications Malaysia BHD	210,500	155,075
Sunway BHD	874,228	750,667
Supermax Corp. BHD	389,500	279,372
Suria Capital Holdings BHD	286,100	146,073
Syarikat Takaful Malaysia BHD	35,900	98,142
Symphony Life BHD (I)	165,875	53,068
TA Ann Holdings BHD	369,340	431,607
TA Enterprise BHD	1,731,500	311,028
TA Global BHD	1,466,040	116,021
TAN Chong Motor Holdings BHD	177,400	376,575
Tasek Corp. BHD	1,700	7,382
TDM BHD	952,695	231,350
Tebrau Teguh BHD (I)	339,000	130,208
Telekom Malaysia BHD	453,300	746,508
Tenaga Nasional BHD	994,100	2,642,257
TH Heavy Engineering BHD (I)	597,300	144,739
TH Plantations BHD (I)	185,160	92,994
Three-A Resources BHD	5,500	1,649
Time.com BHD (I)	459,740	510,883
Top Glove Corp. BHD	332,600	621,408
Tradewinds Corp. BHD (I)	576,400	191,271
Trinity Corp. BHD (I)	1,080,000	18,084
TSH Resources BHD	265,400	186,017
Uchi Technologies BHD	68,200	28,014
UEM Sunrise BHD	1,013,566	773,452

26

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Malaysia (continued)

UMW Holdings BHD	308,700	$1,181,810
Unico-Desa Plantations BHD	149,600	46,390
Unisem Malaysia BHD	640,620	171,149
United Malacca BHD	112,550	246,885
United Plantations BHD	26,800	216,976
UOA Development BHD	133,400	91,336
VS Industry BHD	158,097	58,666
Wah Seong Corp. BHD	215,138	109,994
WCT Holdings BHD	452,055	335,241
Wing Tai Malaysia BHD	302,600	225,644
WTK Holdings BHD	255,000	94,472
Yinson Holdings BHD	13,600	20,375
YNH Property BHD	629,296	360,564
YTL Corp. BHD	4,532,258	2,134,098
YTL E-Solutions BHD	86,200	16,739
YTL Power International BHD	1,451,500	707,299
Zelan BHD (I)	185,600	12,912
Zhulian Corp. BHD	117,200	109,549

Malta 0.1%		1,575,131

Brait SE (I)	402,349	1,575,131

Mexico 5.7%		128,362,214

Alfa SAB de CV, Class A	3,600,021	8,932,018
Alsea SAB de CV	496,745	1,264,077
America Movil SAB de CV, Series L	4,731,500	4,578,871
America Movil SAB de CV, Series L, ADR (L)	258,368	4,986,502
Arca Continental SAB de CV	1,109,817	7,125,223
Axtel SAB de CV (I)(L)	1,028,937	328,835
Banregio Grupo Financiero SAB de CV	43,220	257,166
Bolsa Mexicana de Valores SAB de CV	371,594	889,423
Cemex SAB de CV, ADR (I)(L)	1,296,379	14,571,300
Cia Minera Autlan SAB de CV, Series B (I)	15,400	8,184
Coca-Cola Femsa SAB de CV, ADR (L)	26,359	3,163,607
Compartamos SAB de CV	73,796	129,796
Consorcio ARA SAB de CV (I)	1,131,662	453,139
Controladora Comercial Mexicana SAB de CV	778,038	2,941,882
Corporacion GEO SAB de CV, Series B (I)	777,652	38,874
Desarrolladora Homex SAB de CV (I)(L)	173,000	64,611
Desarrolladora Homex SAB de CV, ADR (I)(L)	29,608	65,138
Dine SAB de CV (I)	103,700	28,717
El Puerto de Liverpool SAB de CV	42,126	447,082
Empresas ICA SAB de CV, ADR (I)(L)	231,841	1,901,096
Fomento Economico Mexicano SAB de CV, ADR	114,228	10,780,839
Genomma Lab Internacional SAB de CV (I)(L)	483,613	1,047,870
GMD Resorts SAB de CV (I)	60,800	15,699
Gruma SAB de CV, Class B (I)	347,020	1,781,461
Grupo Aeroportuario del Centro Norte SAB de CV (I)	205,789	704,959
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (I)	14,736	402,145
Grupo Aeroportuario del Pacifico SAB de CV, ADR	69,381	3,471,825
Grupo Aeroportuario del Sureste SAB de CV, ADR	34,325	3,844,400
Grupo Aeroportuario del Sureste SAB de CV, Class B	27,200	304,023
Grupo Bimbo SAB de CV	818,556	2,382,579
Grupo Carso SAB de CV, Series A1	725,356	3,584,706
Grupo Cementos de Chihuahua SAB de CV (I)	57,000	176,832
Grupo Famsa SAB de CV, Class A (I)	289,538	580,766

27

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Mexico (continued)

Grupo Financiero Banorte SAB de CV, Series O	1,707,270	$10,512,469
Grupo Financiero Inbursa SAB de CV, Series O	147,000	319,063
Grupo Gigante SAB de CV	168,900	322,352
Grupo Herdez SAB de CV	37,610	119,211
Grupo Industrial Maseca SAB de CV, Series B	2,600	4,151
Grupo Industrial Saltillo SAB de CV	100,600	176,940
Grupo KUO SAB de CV, Series B (I)	164,700	330,362
Grupo Mexicano de Desarrollo SAB de CV (I)	59,138	32,975
Grupo Mexico SAB de CV, Series B	1,556,124	4,449,063
Grupo Simec SAB de CV, Series B (I)	197,942	728,894
Grupo Televisa SA	394,690	1,979,801
Grupo Televisa SAB, ADR (L)	216,808	5,452,721
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (I)	13,500	28,392
Industrias Bachoco SAB de CV, ADR (L)	2,203	84,066
Industrias Bachoco SAB de CV, Series B (L)	24,800	78,701
Industrias CH SAB de CV, Series B (I)	292,935	1,675,261
Industrias Penoles SAB de CV	26,695	809,182
Inmuebles Carso SAB de CV, Class B1 (I)	1,093,966	1,003,819
Kimberly-Clark de Mexico SAB de CV	535,663	1,525,483
Mexichem SAB de CV	536,832	2,201,409
Minera Frisco SAB de CV, Class A1 (I)	1,345,142	3,653,559
Organizacion Soriana SAB de CV, Series B	1,793,812	5,625,382
Promotora y Operadora de Infraestructura SAB de CV (I)	30,421	300,544
Qualitas Controladora SAB de CV	364,900	893,064
TV Azteca SA de CV	119,754	61,217
Urbi Desarrollos Urbanos SAB de CV (I)(L)	883,860	92,613
Wal-Mart de Mexico SAB de CV	1,940,633	4,647,875

Netherlands 0.2%		3,231,051

Cinema City International NV (I)	2,841	27,524
VimpelCom, Ltd., ADR	298,558	3,203,527

Peru 0.1%		1,828,545

Compania de Minas Buenaventura SA, ADR (L)	21,714	274,248
Credicorp, Ltd.	12,820	1,554,297

Philippines 1.4%		32,009,911

Aboitiz Equity Ventures, Inc.	595,200	607,722
Aboitiz Power Corp.	709,900	516,644
Alliance Global Group, Inc.	2,170,500	1,253,462
Alsons Consolidated Resources, Inc.	629,000	18,030
Atlas Consolidated Mining & Development	664,800	207,593
Ayala Corp.	71,470	868,249
Ayala Land, Inc.	2,713,100	1,601,772
Bank of the Philippine Islands	343,610	705,497
BDO Unibank, Inc.	974,201	1,609,034
Belle Corp. (I)	4,310,000	442,031
Cebu Air, Inc.	271,510	329,004
China Banking Corp.	259,787	311,492
COL Financial Group, Inc.	10,000	4,061
DMCI Holdings, Inc.	584,200	627,089
EEI Corp.	64,600	14,691
Empire East Land Holdings, Inc. (I)	5,540,000	115,249
Energy Development Corp. (I)	7,441,300	956,114
Filinvest Land, Inc.	16,089,750	527,827
First Gen Corp.	843,400	310,611

28

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Philippines (continued)

First Philippine Holdings Corp.	356,370	$638,997
Global-Estate Resorts, Inc. (I)	257,000	8,318
Globe Telecom, Inc.	21,135	719,352
International Container Terminal Services, Inc.	648,840	1,374,648
JG Summit Holdings, Inc.	69,400	56,772
Jollibee Foods Corp.	310,630	1,115,660
Lepanto Consolidated Mining, Class B (I)	6,536,000	84,042
Lopez Holdings Corp.	3,321,500	374,790
Manila Electric Company	70,950	412,354
Manila Water Company, Inc.	559,200	411,115
Megawide Construction Corp. (I)	21,840	7,040
Megaworld Corp.	17,533,000	1,209,267
Metro Pacific Investments Corp.	5,560,600	648,769
Metropolitan Bank & Trust Company	462,993	841,799
Pepsi-Cola Products Philippines, Inc.	1,098,000	142,678
Philippine Long Distance Telephone Company	17,475	1,125,004
Philippine National Bank (I)	347,670	580,729
Philippine Stock Exchange, Inc.	14,120	115,816
Philodrill Corp.	101,530,000	93,159
Philweb Corp.	628,140	160,350
RFM Corp.	101,000	10,494
Rizal Commercial Banking Corp.	420,900	420,559
Robinsons Land Corp.	2,689,950	1,247,379
San Miguel Corp.	254,324	426,741
Security Bank Corp.	174,272	458,800
Semirara Mining Corp.	109,080	590,982
SM Investments Corp.	139,000	2,077,486
SM Prime Holdings, Ltd.	2,622,404	944,851
Union Bank of Philippines	313,910	862,951
Universal Robina Corp.	1,105,310	2,956,655
Vista Land & Lifescapes, Inc.	7,214,000	866,182

Poland 1.9%		42,836,916

Agora SA (I)	59,188	151,011
Alchemia SA (I)	52,659	81,455
AmRest Holdings SE (I)	3,761	107,027
Asseco Poland SA	121,418	1,718,959
ATM SA	2,780	10,743
ATM Systems SA	1,309	680
Bank Handlowy w Warszawie SA	29,060	919,297
Bank Millennium SA (I)	773,673	1,591,617
Bank Pekao SA	47,516	2,558,100
Bioton SA (I)	6,393,772	39,565
Boryszew SA (I)(L)	1,528,073	226,859
BRE Bank SA (L)	9,398	1,285,264
Budimex SA	13,629	380,755
CCC SA	4,994	151,557
CD Projekt Red SA (I)	132,426	506,647
Ciech SA (I)(L)	59,120	459,130
City Interactive SA (I)	4,730	25,602
ComArch SA	2,909	73,943
Cyfrowy Polsat SA (I)	59,924	372,977
Emperia Holding SA	9,026	198,283
Enea SA	83,195	370,668
Eurocash SA (L)	43,467	698,205
Fabryki Mebli Forte SA	21,944	186,500

29

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Poland (continued)

Famur SA (I)	12,847	$21,016
Firma Oponiarska Debica SA	7,943	196,564
Getin Holding SA (L)	240,402	266,287
Getin Noble Bank SA (I)	279,659	179,030
Grupa Kety SA	19,894	1,039,763
Grupa Lotos SA (I)	95,939	1,130,676
Hawe SA (I)	95,254	111,369
Impexmetal SA (I)	86,653	78,172
ING Bank Slaski SA (I)	22,258	731,217
Inter Cars SA (I)	500	24,441
Jastrzebska Spolka Weglowa SA	22,070	463,866
KGHM Polska Miedz SA (L)	69,520	2,634,001
Kopex SA	55,318	167,976
Kruk SA (I)	928	18,945
LC Corp. SA (I)	368,248	159,451
LPP SA	368	891,483
Lubelski Wegiel Bogdanka SA (I)(L)	35,336	1,240,824
MCI Management SA (I)	26,839	75,069
Netia SA (I)(L)	393,934	636,124
Neuca SA	32	1,985
Orbis SA	58,726	605,002
Pelion SA	9,437	254,028
Pfleiderer Grajewo SA (I)	6,153	36,046
PGE SA (L)	579,032	3,043,441
Polimex-Mostostal SA (I)	505,319	23,452
Polnord SA (I)	21,527	40,749
Polski Koncern Naftowy Orlen SA (L)	349,403	4,862,002
Polskie Gornictwo Naftowe i Gazownictwo SA	691,934	1,323,061
Powszechna Kasa Oszczednosci Bank Polski SA (I)	336,535	3,986,166
Powszechny Zaklad Ubezpieczen SA (L)	20,858	2,825,548
PZ Cormay SA (I)	23,416	79,887
Rafako SA (I)	15,011	21,453
Sygnity SA (I)	20,419	125,477
Synthos SA (L)	560,859	768,238
Tauron Polska Energia SA	354,039	468,693
Telekomunikacja Polska SA	293,823	695,259
TVN SA	212,006	787,729
Warsaw Stock Exchange	25,983	294,494
Zaklady Azotowe w Tarnowie-Moscicach SA	18,305	413,088

Russia 3.1%		69,659,473

Federal Hydrogenerating Company JSC, ADR	237,599	373,030
Gazprom OAO, ADR	3,348,554	26,276,994
Lukoil OAO, ADR	259,750	15,031,409
Magnitogorsk Iron & Steel Works, GDR	16,385	51,990
Magnitogorsk Iron & Steel Works, GDR (London Exchange)	70,549	223,406
Mail.ru Group, Ltd., GDR	18,211	594,527
Mechel, ADR (I)(L)	150,712	435,558
MMC Norilsk Nickel OJSC, ADR	88,867	1,155,823
Novolipetsk Steel OJSC, GDR	54,672	877,486
Novorossiysk Commercial Sea Port PJSC, GDR	6,457	51,139
Novorossiysk Commercial Sea Port PJSC, GDR (London Exchange)	1,954	15,480
Phosagro OAO	11,690	107,782
PIK Group, GDR (I)	98,311	195,246
PIK Group, GDR (London Exchange) (I)	3,039	6,035
Rosneft OAO, GDR	530,210	3,897,044

30

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Russia (continued)

Rostelecom OJSC, ADR	22,884	$423,299
Sberbank of Russia, ADR	902,724	9,492,465
Severstal OAO, GDR Reg S	106,887	880,733
Tatneft OAO, ADR	115,124	4,363,200
TMK OAO, GDR	35,964	463,008
Uralkali OJSC, GDR	106,029	2,491,490
VTB Bank OJSC, GDR	425,834	1,128,460
VTB Bank OJSC, GDR (London Exchange)	145,075	383,934
X5 Retail Group NV, GDR (I)	45,675	739,935

South Africa 7.6%		171,266,361

Adcock Ingram Holdings, Ltd.	172,266	1,107,538
Adcorp Holdings, Ltd.	83,592	267,992
Advtech, Ltd.	61,218	38,788
Aeci, Ltd.	182,131	2,068,738
Afgri, Ltd.	647,491	291,936
African Bank Investments, Ltd. (L)	878,658	1,394,974
African Oxygen, Ltd.	26,369	51,808
African Rainbow Minerals, Ltd.	79,703	1,459,917
Allied Electronics Corp., Ltd.	87,102	183,170
Anglo American Platinum, Ltd. (I)	27,400	1,092,013
AngloGold Ashanti, Ltd.	20,800	277,682
AngloGold Ashanti, Ltd., ADR (L)	114,805	1,534,943
ArcelorMittal South Africa, Ltd. (I)	240,520	767,319
Argent Industrial, Ltd.	106,615	59,106
Aspen Pharmacare Holdings, Ltd. (I)	150,225	3,448,158
Assore, Ltd.	17,794	677,333
Astral Foods, Ltd. (L)	48,731	444,924
Aveng, Ltd.	614,766	1,626,507
AVI, Ltd.	255,951	1,368,831
Barclays Africa Group, Ltd. (L)	244,072	3,252,327
Barloworld, Ltd.	348,438	2,970,517
Basil Read Holdings, Ltd.	162,259	124,665
Bell Equipment, Ltd.	77,623	196,249
Bidvest Group, Ltd.	157,814	3,880,086
Blue Label Telecoms, Ltd.	174,483	148,465
Business Connexion Group, Ltd.	125,086	62,769
Capitec Bank Holdings, Ltd. (L)	17,197	309,437
Cashbuild, Ltd.	18,751	251,212
Caxton & CTP Publishers & Printers, Ltd.	249,440	448,739
City Lodge Hotels, Ltd.	28,557	336,192
Clicks Group, Ltd. (L)	257,017	1,370,663
Consolidated Infrastructure Group, Ltd. (I)	7,683	14,491
Coronation Fund Managers, Ltd.	283,084	1,844,014
DataTec, Ltd. (I)	306,784	1,700,712
Discovery Holdings, Ltd.	203,456	1,674,742
Distell Group, Ltd.	3,776	45,570
Distribution and Warehousing Network, Ltd. (I)	10,512	8,179
DRDGOLD, Ltd.	375,211	222,441
EOH Holdings, Ltd.	86,147	553,094
Eqstra Holdings, Ltd.	292,995	199,439
Esorfranki, Ltd. (I)	180,540	27,217
Exxaro Resources, Ltd.	85,849	1,355,960
Famous Brands, Ltd.	34,647	320,187
FirstRand, Ltd.	1,661,802	4,860,350
Gijima Group, Ltd. (I)	14,878	1,302

31

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

South Africa (continued)

Gold Fields, Ltd., ADR (L)	750,118	$3,863,108
Grindrod, Ltd.	669,704	1,516,663
Group Five, Ltd.	169,328	687,557
Growthpoint Properties, Ltd.	224,411	518,400
Harmony Gold Mining Company, Ltd., ADR (L)	365,804	1,324,210
Hudaco Industries, Ltd.	18,983	169,788
Hulamin, Ltd. (I)	227,519	97,369
Iliad Africa, Ltd.	267,897	115,743
Illovo Sugar, Ltd. (I)	149,926	481,193
Impala Platinum Holdings, Ltd.	131,252	1,447,873
Imperial Holdings, Ltd.	219,928	4,454,274
Investec, Ltd.	243,736	1,575,071
JD Group, Ltd.	269,102	720,247
JSE, Ltd.	97,796	746,722
KAP Industrial Holdings, Ltd. (I)	90,584	29,954
Kumba Iron Ore, Ltd. (L)	26,457	1,158,006
Lewis Group, Ltd.	136,085	764,124
Liberty Holdings, Ltd. (L)	146,662	1,639,657
Life Healthcare Group Holdings, Ltd.	450,683	1,547,731
Massmart Holdings, Ltd.	52,970	811,496
Mediclinic International, Ltd.	177,629	1,273,471
Merafe Resources, Ltd. (I)	2,194,710	134,523
Metair Investments, Ltd.	196,610	669,175
MMI Holdings, Ltd.	1,323,332	2,647,628
Mondi, Ltd.	154,538	2,356,289
Mpact, Ltd.	328,339	794,548
Mr. Price Group, Ltd.	115,584	1,408,680
MTN Group, Ltd. (L)	598,222	10,930,163
Murray & Roberts Holdings, Ltd. (I)	468,406	1,179,638
Mustek, Ltd.	29,272	14,235
Mvelaserve, Ltd. (I)	210,971	179,973
Nampak, Ltd.	584,854	1,702,603
Naspers, Ltd.	135,541	11,184,340
Nedbank Group, Ltd. (L)	212,659	3,899,361
Netcare, Ltd.	606,620	1,370,022
Northam Platinum, Ltd. (I)	225,205	913,427
Nu-World Holdings, Ltd.	9,429	14,673
Oceana Group, Ltd.	2,199	18,812
Octodec Investments, Ltd.	344	657
Omnia Holdings, Ltd.	82,665	1,559,805
Palabora Mining Company, Ltd. (I)	7,747	86,204
Peregrine Holdings, Ltd.	219,538	246,343
Petmin, Ltd.	283,328	53,683
Pick'n Pay Stores, Ltd.	107,899	401,840
Pinnacle Technology Holdings, Ltd.	135,354	311,180
Pioneer Foods, Ltd.	55,068	420,785
PPC, Ltd.	520,564	1,500,214
PSG Group, Ltd.	147,835	996,595
Raubex Group, Ltd.	172,178	381,756
Resilient Property Income Fund, Ltd.	36,346	172,875
Reunert, Ltd.	186,446	1,237,810
Sanlam, Ltd.	1,777,252	7,956,932
Santam, Ltd.	18,401	325,915
Sappi, Ltd. (I)	717,635	1,708,001
Sappi, Ltd., ADR (I)(L)	426,062	1,022,549
Sasol, Ltd.	228,205	10,694,849

32

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

South Africa (continued)

Sasol, Ltd., ADR (L)	65,178	$3,050,982
Sentula Mining, Ltd. (I)	708,459	41,309
Shoprite Holdings, Ltd.	152,915	2,396,946
Sibanye Gold, Ltd., ADR (I)	187,529	774,495
Spur Corp., Ltd.	26,826	85,176
Standard Bank Group, Ltd.	700,342	7,799,559
Stefanutti Stocks Holdings, Ltd. (I)	55,487	46,735
Steinhoff International Holdings, Ltd. (I)	1,150,158	3,282,858
Sun International, Ltd.	79,392	728,205
Super Group, Ltd. (I)	567,592	1,216,234
Telkom SA, Ltd. (I)	433,076	962,520
The Foschini Group, Ltd. (L)	100,861	944,032
The Spar Group, Ltd.	85,736	961,594
Tiger Brands, Ltd.	79,062	2,172,845
Tiger Wheels, Ltd. (I)	14,267	0
Times Media Group, Ltd. (I)	95,372	176,223
Tongaat Hulett, Ltd.	76,510	877,130
Trencor, Ltd.	208,864	1,310,016
Truworths International, Ltd. (L)	199,603	1,592,353
Tsogo Sun Holdings, Ltd.	83,419	201,230
Value Group, Ltd.	263,348	154,155
Village Main Reef, Ltd. (I)	369,855	13,301
Vodacom Group, Ltd. (L)	122,411	1,381,361
Wilson Bayly Holmes-Ovcon, Ltd.	58,620	806,082
Woolworths Holdings, Ltd. (L)	351,568	2,332,433
Zeder Investments, Ltd.	451,653	179,151

South Korea 16.2%		365,609,472

3S Korea Company, Ltd. (I)(L)	28,788	143,608
Actoz Soft Company, Ltd. (I)	4,148	182,793
Advanced Nano Products Company, Ltd. (I)	3,246	56,048
Aekyung Petrochemical Company, Ltd.	1,668	86,513
AfreecaTV Company, Ltd. (I)	3,981	36,653
Agabang&Company (I)(L)	20,301	109,965
Ahnlab, Inc. (I)(L)	2,750	143,502
AK Holdings, Inc.	2,965	110,087
Aminologics Company, Ltd. (I)(L)	29,991	49,955
Amorepacific Corp.	1,533	1,241,992
AMOREPACIFIC Group	3,272	1,078,433
Anapass, Inc. (L)	7,670	84,693
Asia Cement Company, Ltd.	3,390	264,655
Asia Pacific Systems, Inc. (I)(L)	14,541	141,853
Asia Paper Manufacturing Company, Ltd.	2,000	32,659
Asiana Airlines, Inc. (I)	84,180	362,023
AtlasBX Company, Ltd.	4,784	159,042
AUK Corp. (I)	34,850	80,625
Autech Corp. (L)	9,157	57,760
Avaco Company, Ltd. (I)(L)	3,479	15,790
Baiksan Company, Ltd.	10,760	56,062
BH Company, Ltd. (I)(L)	6,521	66,944
BHI Company, Ltd. (I)(L)	1,880	27,838
BI EMT Company, Ltd. (I)	5,021	22,528
Binggrae Company, Ltd.	3,758	304,432
Bioland, Ltd. (I)(L)	4,037	45,622
Biospace Company, Ltd. (I)	6,971	41,538
Boryung Medience Company, Ltd. (I)(L)	5,039	37,837

33

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

South Korea (continued)

Boryung Pharmaceutical Company, Ltd.	3,257	$105,957
Bosung Power Technology Company, Ltd. (I)	11,061	22,297
BS Financial Group, Inc.	241,830	3,084,364
Bukwang Pharmaceutical Company, Ltd.	14,239	168,386
Busan City Gas Company, Ltd.	8,930	226,872
CammSys Corp. (I)	17,736	36,345
Capro Corp. (L)	19,020	126,399
Celltrion Pharm, Inc. (I)(L)	11,319	119,985
Celltrion, Inc. (I)(L)	16,327	662,775
Chabio & Diostech Company, Ltd. (I)	21,279	187,298
Charm Engineering Company, Ltd. (I)(L)	19,130	39,339
Cheil Industries, Inc.	30,700	2,431,240
Cheil Worldwide, Inc. (I)	48,550	1,035,582
Chemtronics Company, Ltd. (L)	3,733	78,218
Chin Hung International, Inc. (I)(L)	22,036	37,099
Choa Pharmaceutical Company (I)	9,502	29,587
Chong Kun Dang Pharm Corp.	9,236	470,275
Chosun Refractories Company, Ltd.	1,489	101,366
CJ CGV Company, Ltd.	7,190	312,543
CJ CheilJedang Corp.	8,763	1,990,743
CJ Corp.	17,699	1,690,937
CJ E&M Corp. (I)	11,897	406,949
CJ Korea Express Company, Ltd. (I)	6,118	553,768
CJ O Shopping Company, Ltd. (I)	222	66,633
CJ Seafood Corp. (I)(L)	15,980	37,217
CNK International Company, Ltd. (I)(L)	12,950	58,276
Com2uSCorp (I)(L)	3,497	83,708
Cosmax, Inc. (L)	7,100	298,580
CosmoAM&T Company, Ltd. (I)	6,266	31,950
Cosmochemical Company, Ltd. (I)	3,900	34,274
Coway Company, Ltd.	28,680	1,516,222
Credu Corp.	751	34,775
Crown Confectionery Company, Ltd.	442	97,906
CrucialTec Company, Ltd. (I)(L)	9,676	100,277
CTC BIO, Inc. (I)(L)	4,436	85,539
D.I. Corp (I)(L)	11,120	94,432
D.ID Corp. (L)	9,191	39,882
Dae Dong Industrial Company, Ltd.	25,600	148,398
Dae Han Flour Mills Company, Ltd.	1,767	236,989
Dae Won Kang Up Company, Ltd.	35,279	211,402
Dae-Il Corp. (L)	20,210	93,551
Daea TI Company, Ltd. (I)(L)	63,278	94,869
Daechang Company, Ltd. (L)	105,580	105,949
Daeduck Electronics Company	58,880	479,093
Daeduck GDS Company, Ltd.	25,510	435,494
Daegu Department Store	12,550	169,478
Daehan Steel Company, Ltd. (L)	20,010	124,308
Daehwa Pharmaceutical Company, Ltd. (L)	5,629	33,113
Daekyo Company, Ltd.	44,920	279,493
Daekyung Machinery & Engineering Company, Ltd. (I)	29,000	49,217
Daelim Industrial Company, Ltd.	32,759	2,572,017
Daesang Corp.	21,690	598,652
Daesang Holdings Company, Ltd.	20,610	136,200
Daesung Holdings Company, Ltd.	6,326	46,787
Daesung Industrial Company, Ltd. (I)	1,455	6,657
Daewon Pharmaceutical Company, Ltd.	9,014	93,321

34

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

South Korea (continued)

Daewon San Up Company, Ltd.	230	$1,613
Daewoo Engineering & Construction Company, Ltd. (I)	146,170	967,669
Daewoo International Corp.	24,710	772,850
Daewoo Securities Company, Ltd.	146,352	1,224,952
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (L)	75,405	2,001,939
Daewoong Pharmaceutical Company, Ltd.	2,863	180,634
Daishin Securities Company, Ltd.	55,150	419,294
Danal Company, Ltd. (I)(L)	9,315	88,495
Daou Data Corp. (I)	5,479	28,739
Daou Technology, Inc.	45,290	570,261
Dasan Networks, Inc. (I)	10,023	55,428
Daum Communications Corp. (I)	6,695	512,164
Dayou Automotive Seat Technology Company, Ltd. (L)	31,947	34,399
DCM Corp. (L)	5,310	52,932
Deutsch Motors, Inc. (I)	4,973	20,058
DGB Financial Group, Inc.	199,190	2,778,808
Digital Chosun Company, Ltd. (I)	10,179	17,046
Digital Power Communications Company, Ltd.	14,000	40,267
Digitech Systems Company, Ltd. (I)(L)	13,981	86,703
DIO Corp. (I)(L)	8,354	61,754
Dong Ah Tire & Rubber Company, Ltd.	14,930	268,743
Dong Yang Gang Chul Company, Ltd. (I)	11,100	21,618
Dong-Ah Geological Engineering Company, Ltd.	2,970	24,008
Dong-Il Corp.	2,233	104,122
Dongaone Company, Ltd.	9,970	30,327
Dongbang Transport Logistics Company, Ltd.	9,310	21,140
Dongbu CNI Company, Ltd.	770	3,722
Dongbu Corp. (I)	16,730	52,753
Dongbu HiTek Company, Ltd. (I)(L)	31,340	177,535
Dongbu Insurance Company, Ltd.	29,694	1,259,525
Dongbu Securities Company, Ltd.	37,619	124,394
Dongbu Steel Company, Ltd. (I)	41,073	108,194
Dongil Industries Company, Ltd.	2,532	117,979
Dongjin Semichem Company, Ltd. (I)(L)	20,619	71,667
Dongkook Industrial Company, Ltd. (I)	5,390	15,203
Dongkook Pharmaceutical Company, Ltd.	1,089	32,158
Dongkuk Steel Mill Company, Ltd. (L)	55,860	654,376
Dongkuk Structures & Construction Company, Ltd.	17,849	61,458
Dongsung Chemical Company, Ltd.	1,620	35,834
Dongsung Holdings Company, Ltd.	13,020	59,167
Dongsung Pharmaceutical Company, Ltd.	8,820	31,607
Dongwha Pharmaceutical Company, Ltd.	30,690	171,035
Dongwon F&B Company, Ltd.	2,185	207,559
Dongwon Industries Company, Ltd.	816	211,238
Dongyang Mechatronics Corp.	18,470	168,038
Doosan Corp.	6,710	834,201
Doosan Engineering & Construction Company, Ltd. (I)	37,412	79,183
Doosan Heavy Industries and Construction Company, Ltd. (L)	34,055	1,301,899
Doosan Infracore Company, Ltd. (I)	81,890	989,584
Dragonfly GF Company, Ltd. (I)	4,732	42,135
DRB Holding Company, Ltd.	6,172	42,790
DRB Industrial Company, Ltd.	5,385	41,537
Duksan Hi-Metal Company, Ltd. (I)(L)	7,115	153,836
DuzonBlzon Company, Ltd.	11,570	107,542
e-LITECOM, Company, Ltd. (I)	3,832	51,026
E-Mart Company, Ltd.	13,549	2,497,708

35

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

South Korea (continued)

E1 Corp.	2,450	$165,183
Easy Bio, Inc. (I)	23,788	83,262
Ecopro Company, Ltd. (I)	6,273	48,843
EG Corp. (I)(L)	4,619	86,799
ELK Corp. (I)(L)	7,328	66,218
EMKOREA Company, Ltd. (L)	7,827	47,867
ENF Technology Company, Ltd.	2,939	26,048
Eo Technics Company, Ltd. (I)	957	36,099
Estechpharma Company, Ltd. (L)	3,845	39,802
ESTsoft Corp. (I)	1,692	33,684
Eugene Investment & Securities Company, Ltd. (I)	76,132	145,999
Eugene Technology Company, Ltd.	8,406	125,555
Fila Korea, Ltd.	5,725	337,222
Finetex EnE, Inc. (I)(L)	14,450	39,465
Firstec Company, Ltd. (L)	25,320	43,524
Flexcom, Inc. (I)(L)	4,895	55,441
Foosung Company, Ltd. (I)	32,640	124,042
Fursys, Inc.	2,060	55,097
GameHi Company, Ltd. (I)(L)	10,825	65,455
Gamevil, Inc. (I)(L)	2,102	104,810
Gaon Cable Company, Ltd.	2,496	44,305
GemVax & Kael Company, Ltd. (I)(L)	12,131	225,151
Genexine Company, Ltd. (I)	925	13,160
Genic Company, Ltd. (I)(L)	2,125	45,913
GIIR, Inc.	3,590	24,463
Global & Yuasa Battery Company, Ltd.	9,972	445,281
GNCO Company, Ltd. (I)(L)	22,159	38,073
Golden Bridge Investment & Securities Company, Ltd. (I)	68,465	52,364
Golfzon Company, Ltd.	8,283	152,802
Grand Korea Leisure Company, Ltd. (L)	14,220	409,915
Green Cross Cell Corp. (I)	656	19,925
Green Cross Corp. (L)	2,817	317,547
Green Cross Holdings Corp.	16,810	209,427
GS Engineering & Construction Corp.	33,296	1,049,723
GS Global Corp.	12,780	100,733
GS Holdings Corp.	60,940	3,096,595
GS Home Shopping, Inc. (I)	133	25,321
Gwangju Shinsegae Company, Ltd.	981	216,792
Haesung Industrial Company, Ltd.	1,141	41,408
Halla Climate Control Corp. (L)	19,860	679,121
Halla Engineering & Construction Corp.	18,491	86,119
Han Kuk Carbon Company, Ltd.	28,000	185,557
Hana Financial Group, Inc.	276,534	8,685,413
Hanall Biopharma Company, Ltd. (I)(L)	14,770	84,871
Handok Pharmaceuticals Company, Ltd.	1,870	26,027
Handsome Company, Ltd.	24,738	587,715
Hanil Cement Company, Ltd.	5,149	275,000
Hanil E-Wha Company, Ltd.	17,760	269,386
Hanjin Heavy Industries & Construction Company, Ltd. (I)(L)	67,647	738,094
Hanjin Heavy Industries & Construction Holdings Company, Ltd.	23,700	158,183
Hanjin P&C Company, Ltd. (I)(L)	14,656	10,890
Hanjin Shipping Company, Ltd. (I)(L)	80,894	621,909
Hanjin Transportation Company, Ltd.	12,430	230,741
Hankook Shell Oil Company, Ltd.	475	157,257
Hankook Tire Company, Ltd.	36,090	1,865,151
Hankook Tire Worldwide Company, Ltd. (L)	8,249	178,393

36

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

South Korea (continued)

Hankuk Glass Industries, Inc. (I)	1,820	$27,482
Hankuk Paper Manufacturing Company, Ltd.	5,180	117,141
Hanmi Pharm Company, Ltd. (I)	3,314	395,586
Hanmi Science Company, Ltd. (I)	21,698	285,316
Hanmi Semiconductor Company, Ltd.	4,310	43,654
Hansae Yes24 Holdings Company, Ltd.	10,079	42,670
Hanshin Construction Company, Ltd.	1,870	21,264
Hansol Chemical Company, Ltd.	7,900	176,399
Hansol CSN (L)	62,840	179,139
Hansol HomeDeco Company, Ltd. (I)(L)	52,659	68,109
Hansol Paper Company, Ltd.	51,360	517,789
Hansol Technics Company, Inc. (I)	10,415	178,240
Hanssem Company, Ltd. (L)	5,740	191,759
Hanwha Chemical Corp.	104,490	1,654,044
Hanwha Corp.	12,280	359,444
Hanwha General Insurance Company, Ltd. (I)	4,380	16,985
Hanwha Investment & Securities Company, Ltd. (I)	82,971	239,951
Hanwha Life Insurance Company, Ltd.	113,900	665,232
Hanwha Timeworld Company, Ltd.	3,410	106,596
Hanyang Securities Company, Ltd.	13,790	77,848
Heung-A Shipping Company, Ltd. (L)	59,339	95,842
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	13,960
High Tech Pharm Company, Ltd.	3,915	52,917
Hite Jinro Company, Ltd.	23,390	525,659
Hitejinro Holdings Company, Ltd.	12,240	127,837
HMC Investment Securities Company, Ltd.	21,160	202,860
Hotel Shilla Company, Ltd.	17,510	1,056,956
HS R&A Company, Ltd. (L)	5,860	74,635
Huchems Fine Chemical Corp.	13,690	263,544
Huons Company, Ltd. (I)	2,375	55,086
Husteel Company, Ltd.	7,290	134,526
Huvitz Company, Ltd. (I)	3,134	51,820
Hwa Shin Company, Ltd.	12,020	149,397
Hwacheon Machine Tool Company, Ltd.	730	33,760
Hy-Lok Corp. (I)	6,115	128,062
Hyosung Corp.	26,891	1,710,003
Hyundai BNG Steel Company, Ltd. (I)(L)	15,790	216,203
Hyundai Corp.	9,340	209,776
Hyundai Department Store Company, Ltd.	11,251	1,498,658
Hyundai Development Company	86,045	1,657,980
Hyundai Elevator Company, Ltd. (I)(L)	5,631	335,209
Hyundai Engineering & Construction Company, Ltd.	37,895	1,944,315
Hyundai Engineering Plastics Company, Ltd. (L)	14,370	94,155
Hyundai Glovis Company, Ltd.	6,363	1,070,846
Hyundai Greenfood Company, Ltd. (L)	28,150	440,977
Hyundai Heavy Industries Company, Ltd.	19,825	4,035,782
Hyundai Home Shopping Network Corp.	3,804	560,419
Hyundai Hy Communications & Networks Company, Ltd.	10,680	48,622
Hyundai Hysco Company, Ltd.	24,430	950,110
Hyundai Marine & Fire Insurance Company, Ltd.	43,880	1,166,953
Hyundai Merchant Marine Company, Ltd. (I)(L)	25,822	428,189
Hyundai Mipo Dockyard	14,146	1,709,642
Hyundai Mobis	25,781	6,446,776
Hyundai Motor Company	99,966	22,301,474
Hyundai Securities Company, Ltd.	177,537	906,939
Hyundai Steel Company	48,430	3,182,509

37

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

South Korea (continued)

Hyundai Wia Corp.	6,316	$972,301
Hyunjin Materials Company, Ltd. (I)	1,859	8,023
ICD Company, Ltd. (I)(L)	5,517	60,698
IHQ, Inc. (I)(L)	14,690	30,917
Il Dong Pharmaceutical Company, Ltd.	19,530	173,672
Iljin Display Company, Ltd.	9,910	152,511
Iljin Electric Company, Ltd.	33,420	139,237
Iljin Materials Company, Ltd. (I)	280	3,678
Ilshin Spinning Company, Ltd.	1,370	152,291
Ilsung Pharmaceutical Company, Ltd.	1,682	120,439
Ilyang Pharmaceutical Company, Ltd. (L)	6,860	170,181
IM Company, Ltd. (L)	6,464	33,178
iMarketKorea, Inc.	8,940	198,045
iMBC Company, Ltd.	8,362	31,491
Industrial Bank of Korea	194,600	1,972,858
Infinitt Healthcare Company, Ltd. (I)(L)	6,887	51,214
Infopia Company, Ltd. (I)	5,359	70,870
Infraware, Inc. (I)(L)	11,671	155,502
InkTec Company, Ltd. (I)(L)	3,756	84,309
Innochips Technology, Inc. (I)	4,000	54,452
InnoWireless, Inc. (I)	2,748	28,375
Innox Corp. (I)	6,032	134,221
Interflex Company, Ltd. (I)(L)	3,824	137,566
Interojo Company, Ltd.	2,789	40,027
Interpark Corp. (I)(L)	23,554	175,660
INTOPS Company, Ltd. (I)(L)	2,824	56,233
INZI Controls Company, Ltd. (L)	9,850	45,948
INZI Display Company, Ltd. (I)	22,890	41,060
IS Dongseo Company, Ltd. (I)(L)	9,585	128,141
ISU Chemical Company, Ltd. (L)	13,580	186,016
Isu Petasys Company, Ltd.	32,560	219,122
Jahwa Electronics Company, Ltd.	12,670	231,358
JB Financial Group Company, Ltd. (I)	82,652	458,661
JCEntertainment Corp. (L)	5,629	84,530
Jeil Pharmaceutical Company	10,190	126,087
Jeil Savings Bank (I)	1,850	50
Jinsung T.E.C. (I)(L)	7,934	41,812
JNK Heaters Company, Ltd.	2,531	19,566
Joymax Company, Ltd. (I)(L)	2,441	86,483
JVM Company, Ltd. (I)	1,952	90,570
JW Holdings Company, Ltd.	16,810	38,330
JW Pharmaceutical Corp.	13,351	192,937
JYP Entertainment Corp. (I)(L)	10,041	47,054
Kangwon Land, Inc.	46,730	1,158,065
KB Financial Group, Inc., ADR	207,207	6,549,813
KC Cottrell Company, Ltd.	4,309	46,096
KC Green Holdings Company, Ltd. (L)	2,730	21,699
KC Tech Company, Ltd.	20,266	89,227
KCC Corp.	4,990	1,873,431
KCP Company, Ltd.	4,646	47,587
Keangnam Enterprises, Ltd. (I)(L)	16,288	78,682
KEC Corp. (I)	1,547	2,600
KEPCO Engineering & Construction Company, Inc.	3,794	223,288
KEPCO Plant Service & Engineering Company, Ltd. (L)	6,310	299,575
Keyang Electric Machinery Company, Ltd.	34,010	97,891
Keystone Global (I)(L)	8,160	5,190

38

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

South Korea (continued)

KG Chemical Corp.	8,530	$144,869
Kginicis Company, Ltd. (L)	5,610	108,315
KGMobilians Company, Ltd. (I)(L)	6,784	91,310
KH Vatec Company, Ltd. (I)(L)	7,203	184,984
Kia Motors Corp.	121,279	7,299,955
KISCO Corp.	7,076	167,706
KISCO Holdings Company, Ltd.	1,771	60,291
Kishin Corp.	12,176	88,647
KISWIRE, Ltd.	7,312	226,757
KIWOOM Securities Company, Ltd.	8,385	389,066
KMH Company, Ltd. (I)	6,513	59,835
KMW Company, Ltd. (I)	478	9,672
Koentec Company, Ltd. (I)	42,375	82,968
Koh Young Technology, Inc. (L)	4,958	140,465
Kolao Holdings	4,914	132,476
Kolon Corp.	7,040	123,375
Kolon Global Corp. (I)	33,760	134,019
Kolon Industries, Inc.	13,157	633,480
Kolon Life Science, Inc. (L)	1,327	91,247
Komipharm International Company, Ltd. (I)(L)	15,952	107,232
KONA@I Company, Ltd. (I)(L)	4,877	154,386
Kook Je Electric Korea Company, Ltd. (I)	2,137	26,273
Korea Aerospace Industries, Ltd.	4,870	118,012
Korea Airport Service Company, Ltd.	2,230	42,457
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	25,416
Korea Circuit Company, Ltd. (I)(L)	13,150	163,487
Korea District Heating Corp.	2,085	163,656
Korea Electric Power Corp. (I)	56,480	1,560,797
Korea Electric Power Corp., ADR (I)(L)	49,816	683,476
Korea Electric Terminal Company, Ltd.	8,690	298,331
Korea Flange Company, Ltd. (I)	5,690	64,748
Korea Gas Corp.	14,338	712,515
Korea Info & Comm (I)(L)	7,378	28,344
Korea Investment Holdings Company, Ltd.	57,117	2,001,074
Korea Kolmar Company, Ltd. (L)	8,815	161,353
Korea Kolmar Holdings Company, Ltd. (L)	5,094	46,319
Korea United Pharm, Inc.	4,070	42,489
Korea Zinc Company, Ltd.	4,165	1,183,435
Korean Air Lines Company, Ltd. (I)	24,786	629,670
Korean Petrochemical Industrial Company, Ltd. (I)	4,131	192,937
Korean Reinsurance Company, Ltd.	64,782	681,604
Kortek Corp. (I)(L)	7,186	102,977
KPF (I)(L)	5,296	35,812
KPX Chemical Company, Ltd.	2,618	142,232
KSCB Company, Ltd. (I)	1,889	9,233
KT Corp.	15,990	518,688
KT Hitel Company, Ltd. (I)	1,181	9,556
KT Skylife Company, Ltd.	7,360	217,851
KT&G Corp.	40,474	2,638,427
KTB Investment & Securities Company, Ltd. (I)	86,060	184,007
Kukdo Chemical Company, Ltd.	3,388	153,366
Kumho Electric Company, Ltd.	6,620	166,966
Kumho Industrial Company, Ltd. (I)(L)	3,568	51,532
Kumho Petrochemical Company, Ltd.	7,468	615,996
Kumho Tire Company, Inc. (I)	40,650	390,083
Kunsul Chemical Industrial Company, Ltd.	3,660	89,802

39

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

South Korea (continued)

Kwang Dong Pharmaceutical Company, Ltd.	41,850	$281,498
Kwang Myung Electric Engineering Company, Ltd. (I)(L)	35,220	79,644
Kyeryong Construction Industrial Company, Ltd. (I)	4,430	32,408
Kyobo Securities Company	35,708	140,738
Kyung Dong Navien Company, Ltd.	4,350	73,009
Kyung-In Synthetic Corp. (L)	37,370	134,902
Kyungbang, Ltd. (I)	1,137	132,657
Kyungchang Industrial Company, Ltd. (I)	2,641	21,389
KyungDong City Gas Comopany, Ltd.	1,574	127,524
Kyungnam Energy Company, Ltd.	9,550	49,484
L&F Company, Ltd. (I)(L)	4,599	35,977
LB Semicon, Inc. (I)(L)	25,490	51,714
LEENO Industrial, Inc. (I)	5,777	107,607
LG Chem, Ltd.	14,844	3,818,487
LG Corp.	30,378	1,825,569
LG Display Company, Ltd., ADR (I)(L)	430,228	5,584,359
LG Electronics, Inc.	80,880	5,247,320
LG Fashion Corp.	15,580	361,640
LG Hausys, Ltd.	4,138	456,831
LG Household & Health Care, Ltd.	3,454	1,521,351
LG Innotek Company, Ltd. (I)	8,542	644,230
LG International Corp.	27,429	772,298
LG Life Sciences, Ltd. (I)	7,060	326,771
LG Uplus Corp. (I)	220,240	2,583,860
LIG Insurance Company, Ltd.	32,910	728,240
Livart Furniture Company, Ltd.	4,180	31,480
Lock & Lock Company, Ltd. (L)	10,520	217,434
Logistics Energy Korea Company, Ltd. (I)(L)	30,770	60,598
Lotte Chemical Corp.	12,079	1,851,149
Lotte Chilsung Beverage Company, Ltd.	932	1,169,139
Lotte Confectionery Company, Ltd.	1,081	1,472,513
LOTTE Himart Company, Ltd.	5,289	378,126
Lotte Non-Life Insurance Company, Ltd. (I)	16,170	43,871
Lotte Samkang Company, Ltd.	861	471,776
Lotte Shopping Company, Ltd.	11,342	3,473,254
Lotte Tour Development Company, Ltd. (I)	2,160	15,761
LS Cable, Ltd.	16,514	1,046,306
LS Industrial Systems Company, Ltd.	8,404	467,103
Lumens Company, Ltd. (I)	20,550	157,441
Macquarie Korea Infrastructure Fund	223,060	1,373,362
Macrogen, Inc. (I)(L)	2,975	82,656
Maeil Dairy Industry Company, Ltd. (I)(L)	3,530	104,139
Mando Corp.	10,625	1,185,199
Medifron DBT Company, Ltd. (I)(L)	11,859	43,712
Medipost Company, Ltd. (I)(L)	3,538	170,588
Medy-Tox, Inc.	2,559	247,725
MegaStudy Company, Ltd. (I)	2,670	174,499
Melfas, Inc. (L)	9,992	107,391
Meritz Fire & Marine Insurance Company, Ltd.	40,800	469,073
Meritz Securities Company, Ltd.	255,563	313,807
Mi Chang Oil Industrial Company, Ltd.	724	49,005
Mirae Asset Securities Company, Ltd.	11,630	331,769
Miwon Specialty Chemical Company, Ltd. (I)	136	43,653
MK Electron Company, Ltd. (I)(L)	17,922	68,047
MNTech Company, Ltd.	14,020	101,625
Modetour Network, Inc. (I)(L)	5,693	122,265

40

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

South Korea (continued)

Moorim P&P Company, Ltd.	28,480	$136,791
Moorim Paper Company, Ltd. (I)(L)	42,600	89,988
Motonic Corp.	17,805	164,701
Namhae Chemical Corp. (L)	22,270	148,869
Namyang Dairy Products Company, Ltd.	801	577,588
NCSoft Corp.	7,423	1,077,145
Neowiz Corp. (I)(L)	3,728	34,680
Neowiz Games Corp. (I)	12,997	178,656
Neowiz Internet Corp. (I)	2,644	18,283
NEPES Corp. (I)	10,150	98,434
Nexen Corp.	6,309	480,953
Nexen Tire Corp.	21,640	305,209
Nexolon Company, Ltd. (I)(L)	62,400	63,682
NH Investment & Securities Company, Ltd.	37,537	163,288
NHN Corp.	10,377	4,149,541
NHN Entertainment Corp. (I)	4,774	466,634
NICE Holdings Company, Ltd.	2,970	27,856
NICE Information Service Company, Ltd. (I)	3,770	9,463
NK Company, Ltd. (L)	16,960	55,744
Nong Shim Holdings Company, Ltd.	2,723	178,698
NongShim Company, Ltd.	4,575	981,125
OCI Company, Ltd. (L)	10,584	1,495,365
OCI Materials Company, Ltd. (I)(L)	5,799	184,821
Optron-Tec, Inc. (I)(L)	8,001	85,434
Orion Corp.	1,706	1,511,569
OSANGJAIEL Company, Ltd. (I)	4,672	51,665
Osstem Implant Compnay, Ltd. (I)	9,092	220,812
Osung LST Company, Ltd. (I)(L)	12,535	21,185
Ottogi Corp.	1,973	577,866
PaperCorea, Inc. (I)	99,660	78,963
Partron Company, Ltd. (I)	21,886	355,251
Pharmicell Company, Ltd. (I)(L)	33,697	117,356
Poonglim Industrial Company, Ltd. (I)	276	547
Poongsan Corp.	27,049	620,587
Poongsan Holdings Corp.	4,780	116,124
POSCO	17,533	5,072,714
POSCO Chemtech Company, Ltd. (I)(L)	1,403	172,868
POSCO Coated & Color Steel Company, Ltd. (I)	4,270	56,076
Posco ICT Company, Ltd. (I)(L)	25,297	207,869
Posco M-Tech Company, Ltd. (L)	5,220	35,905
POSCO, ADR	54,889	3,953,106
Power Logics Company, Ltd. (I)(L)	12,446	58,390
PSK, Inc. (I)	2,173	13,276
Pulmuone Holdings Company, Ltd.	1,122	54,932
Pyeong Hwa Automotive Company, Ltd. (I)(L)	10,765	203,028
Redrover Company, Ltd. (I)(L)	14,953	101,632
RFsemi Technologies, Inc.	2,994	29,755
S&T Corp.	1,630	27,807
S&T Dynamics Company, Ltd. (L)	29,369	329,167
S&T Holdings Company, Ltd.	10,110	167,762
S&T Motiv Company, Ltd.	8,720	234,073
S-Energy Company, Ltd.	5,134	50,913
S-MAC Company, Ltd. (L)	10,697	117,641
S-Oil Corp.	19,647	1,351,631
S1 Corp.	9,097	519,498
Saeron Automotive Corp.	5,190	37,354

41

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

South Korea (continued)

Sajo Industries Company, Ltd. (I)	1,299	$39,987
Sajodaerim Corp. (I)	1,330	13,783
Sam Young Electronics Company, Ltd.	17,300	137,849
Sam Yung Trading Company, Ltd.	11,085	163,395
Sambu Construction Company, Ltd. (I)	1,809	10,129
Samchully Company, Ltd.	1,909	220,880
Samick Musical Instruments Company, Ltd. (I)(L)	59,990	108,866
Samick THK Company, Ltd.	8,300	55,528
Samjin Pharmaceutical Company, Ltd.	14,550	171,519
SamkwangGlass Company, Ltd.	2,292	104,328
Samlip General Foods Company, Ltd. (L)	3,850	144,974
Samsung C&T Corp.	132,369	6,792,925
Samsung Electro-Mechanics Company, Ltd.	28,815	2,108,713
Samsung Electronics Company, Ltd.	33,516	41,137,682
Samsung Electronics Company, Ltd., GDR	2,125	1,292,664
Samsung Engineering Company, Ltd.	12,814	965,631
Samsung Fine Chemicals Company, Ltd.	15,753	636,805
Samsung Fire & Marine Insurance Company, Ltd.	20,662	4,648,387
Samsung Heavy Industries Company, Ltd.	76,550	2,707,656
Samsung Life Insurance Company, Ltd.	28,363	2,703,672
Samsung SDI Company, Ltd.	36,218	5,475,563
Samsung Securities Company, Ltd.	45,200	1,819,442
Samsung Techwin Company, Ltd.	16,646	991,244
Samyang Foods Company, Ltd. (I)	2,320	42,456
Samyang Genex Company, Ltd.	1,365	116,378
Samyang Holdings Corp.	7,927	606,491
Samyang Tongsang Company, Ltd.	690	16,791
Samyoung Chemical Company, Ltd.	21,460	49,322
Sangbo Corp. (L)	6,869	79,868
Sapphire Technology Company, Ltd. (I)	1,065	38,280
SAVEZONE I&C Corp.	16,880	59,843
SBS Media Holdings Company, Ltd. (L)	47,640	205,830
SBW (I)(L)	30,360	23,592
Seah Besteel Corp. (L)	18,210	484,356
SeAH Holdings Corp.	1,354	119,443
SeAH Steel Corp.	2,658	234,083
Sebang Company, Ltd.	14,980	241,832
Seegene, Inc. (I)	4,041	192,426
Sejong Industrial Company, Ltd.	8,680	128,907
Seobu T&D (I)(L)	4,021	66,526
Seohan Company, Ltd. (L)	47,047	45,902
Seohee Construction Company, Ltd. (I)(L)	78,403	49,200
Seoul Semiconductor Company, Ltd. (I)	5,161	172,766
Seowon Company, Ltd.	17,410	30,653
Sewon Cellontech Company, Ltd. (I)(L)	18,530	52,714
Sewoonmedical Company, Ltd.	13,302	36,600
SFA Engineering Corp. (I)	422	18,941
SG Corp. (I)(L)	48,000	31,163
SH Energy Chemical Company, Ltd. (I)(L)	84,833	68,926
Shin Poong Pharmaceutical Company, Ltd.	20,939	110,493
Shine Company, Ltd. (I)(L)	5,783	49,294
Shinhan Financial Group Company, Ltd., ADR (L)	280,960	10,058,368
Shinhan Financial Group Company, Ltd.	80,650	2,960,216
Shinil Industrial Company, Ltd. (I)	8,380	7,578
Shinsegae Company, Ltd.	4,746	850,613
Shinsegae Information & Communication Company, Ltd.	668	45,343

42

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

South Korea (continued)

Shinsegae International Company, Ltd.	1,183	$88,500
Shinsung Solar Energy Company, Ltd. (I)	62,690	61,478
Shinwon Corp. (I)	43,430	46,437
Shinyoung Securities Company, Ltd.	7,920	263,022
Signetics Corp. (I)(L)	18,318	43,978
Sigong Tech Company, Ltd. (L)	10,503	34,242
Silicon Works Company, Ltd. (L)	7,788	168,636
Silla Company, Ltd.	11,237	255,088
Simm Tech Company, Ltd. (I)(L)	26,297	198,406
SIMPAC, Inc. (L)	11,000	61,770
Sindoh Company, Ltd.	5,692	317,004
SJM Company, Ltd.	6,871	74,925
SK Broadband Company, Ltd. (I)	42,604	192,029
SK C&C Company, Ltd.	9,803	963,833
SK Chemicals Company, Ltd.	12,447	519,579
SK Communications Company, Ltd. (I)(L)	15,923	84,628
SK Gas Company, Ltd.	4,539	294,268
SK Holdings Company, Ltd.	27,610	4,628,879
SK Hynix, Inc. (I)	164,430	4,156,856
SK Innovation Company, Ltd.	40,065	5,011,707
SK Networks Company, Ltd.	171,660	1,016,459
SK Securities Company, Ltd. (I)	230,570	163,793
SK Telecom Company, Ltd.	4,078	810,355
SKC Company, Ltd. (L)	17,430	466,091
SL Corp. (L)	10,350	148,056
SM Culture & Contents Company, Ltd. (I)(L)	14,629	38,727
SM Entertainment Company (I)(L)	6,552	196,083
Solco Biomedical Company, Ltd. (I)(L)	27,413	19,565
Songwon Industrial Company, Ltd.	11,060	107,999
Sonokong Company, Ltd. (I)	2,673	6,108
Ssangyong Cement Industrial Company, Ltd. (I)	34,830	171,316
STX Corp. Company, Ltd. (L)	34,306	124,801
STX Engine Company, Ltd. (I)(L)	13,540	73,713
STX Offshore & Shipbuilding Company, Ltd. (I)(L)	81,850	312,029
STX Pan Ocean Company, Ltd. (I)(L)	154,020	306,069
Suheung Capsule Company, Ltd.	6,030	195,472
Sung Jin Geotec Company, Ltd. (I)	11,160	91,771
Sungchang Enterprise Holdings, Ltd. (I)	2,240	38,202
Sungshin Cement Company, Ltd. (I)	5,760	25,743
Sungwoo Hitech Company, Ltd. (I)	13,836	187,756
Sunjin Company, Ltd. (L)	8,545	132,824
Suprema, Inc. (I)(L)	6,488	129,288
Synopex, Inc. (I)(L)	44,976	88,780
Tae Kyung Industrial Company, Ltd.	14,930	63,721
Taekwang Industrial Company, Ltd.	529	549,492
Taesan LCD Company, Ltd. (I)	1,004	3,009
Taewoong Company, Ltd. (I)	636	13,817
Taeyoung Engineering & Construction Company, Ltd.	46,820	255,205
Taihan Electric Wire Company, Ltd. (I)(L)	85,615	182,962
Tailim Packaging Industrial Company, Ltd. (L)	59,700	126,008
Telcoware Company, Ltd.	863	7,249
Tera Resource Company, Ltd. (I)(L)	164,244	70,429
Tera Semicon Company, Ltd. (I)(L)	2,499	35,413
The Basic House Company, Ltd. (I)	5,150	73,286
The Willbes & Company (I)	41,740	45,230
Theragen Etex Company, Ltd. (I)	1,426	9,777

43

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

South Korea (continued)

TK Chemical Corp. (I)(L)	18,057	$26,700
Tong Yang Moolsan Company, Ltd.	3,470	33,097
Tongyang Life Insurance	30,990	299,519
TONGYANG Securities, Inc.	128,580	345,299
Tongyang, Inc. (I)(L)	118,287	107,619
Top Engineering Company, Ltd. (I)	300	1,284
Toptec Company, Ltd. (I)	3,318	50,548
Tovis Company, Ltd. (I)	4,620	36,851
Trais Company, Ltd. (I)	9,451	21,120
TS Corp.	7,222	201,686
Uangel Corp.	7,990	39,581
UBCare Company, Ltd. (I)(L)	18,631	46,646
Ubivelox, Inc. (I)	1,773	30,264
UI Display Company, Ltd. (L)	5,128	47,464
Uju Electronics Company, Ltd. (I)	5,317	102,123
Unid Company, Ltd.	3,957	197,517
Union Steel	4,420	52,080
Unison Company, Ltd. (I)(L)	13,882	54,630
Value Added Technologies Company, Ltd.	1,141	10,963
Vieworks Company, Ltd. (L)	4,427	78,209
Visang Education, Inc.	3,857	47,770
Webzen, Inc. (I)(L)	3,503	22,516
WeMade Entertainment Company, Ltd. (I)(L)	2,191	100,037
Wiscom Company, Ltd.	3,680	17,038
Wisol Company, Ltd. (I)(L)	4,908	56,352
Wonik IPS Company, Ltd. (I)	319	1,883
Woongjin Chemical Company, Ltd. (I)(L)	15,596	141,439
Woongjin Energy Company, Ltd. (I)(L)	41,980	76,913
Woongjin Thinkbig Company, Ltd. (I)(L)	16,780	94,745
Wooree ETI Company, Ltd. (I)	6,680	18,792
Woori Finance Holdings Company, Ltd.	355,510	3,532,498
Woori Finance Holdings Company, Ltd., ADR (L)	7,867	233,335
Woori Financial Company, Ltd.	12,823	247,709
Woori Investment & Securities Company, Ltd.	183,419	1,787,992
Wooridul Life Sciences, Ltd. (I)	46,570	20,630
WooSung Feed Company, Ltd.	5,600	15,254
Y G-1 Company, Ltd. (I)(L)	10,640	113,710
Yedangcompany Company, Ltd. (I)	70,558	5,721
YESCO Company, Ltd.	1,480	49,933
YG Entertainment, Inc.	2,783	126,138
Yoosung Enterprise Company, Ltd. (L)	10,176	48,598
Youlchon Chemical Company, Ltd.	19,180	206,563
Young Poong Corp.	528	627,356
Youngone Corp.	18,824	515,133
Youngone Holdings Company, Ltd. (L)	6,286	347,722
Yuhan Corp.	5,221	920,948
YuHwa Securities Company, Ltd.	3,240	33,944
Yungjin Pharmaceutical Company, Ltd. (I)(L)	46,320	78,422

Taiwan 15.2%		343,066,249

A-DATA Technology Company, Ltd.	170,000	376,796
Ability Enterprise Company, Ltd.	129,000	94,734
AcBel Polytech, Inc.	356,000	391,285
Accton Technology Corp.	662,796	362,536
Ace Pillar Company, Ltd. (I)	44,147	41,885
Acer, Inc. (I)	2,285,000	1,515,087

44

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Taiwan (continued)

Aces Electronic Company, Ltd.	3,000	$2,321
ACHEM Technology Corp.	234,011	124,236
Acme Electronics Corp. (I)	105,071	156,604
Acter Company, Ltd.	30,000	117,865
Action Electronics Company, Ltd. (I)	439,640	84,555
Actron Technology Corp.	34,300	129,944
Adlink Technology, Inc.	73,830	127,763
Advanced Ceramic X Corp.	37,000	140,795
Advanced International Multitech Company, Ltd.	108,000	108,012
Advanced Semiconductor Engineering, Inc.	2,587,532	2,275,069
Advanced Semiconductor Engineering, Inc., ADR	246,003	1,050,433
Advancetek Enterprise Company, Ltd.	111,440	134,298
Advantech Company, Ltd.	142,300	720,759
AGV Products Corp. (I)	545,829	181,632
Aimcore Technology Company, Ltd.	27,558	42,123
Alcor Micro Corp.	85,000	72,662
ALI Corp.	234,000	250,600
Allis Electric Company, Ltd.	154,000	47,114
Alpha Networks, Inc.	440,000	258,311
Altek Corp.	360,702	199,401
AMPOC Far-East Company, Ltd.	132,000	110,432
AmTRAN Technology Company, Ltd.	1,105,775	709,557
Anpec Electronics Corp.	145,000	105,148
Apacer Technology, Inc.	67,188	63,786
APCB, Inc.	143,000	86,346
Apex Biotechnology Corp.	84,060	206,525
Apex International Company, Ltd.	46,000	51,009
Apex Medical Corp.	49,000	59,540
Apex Science & Engineering	216,578	121,393
Arima Communication Corp.	421,676	167,812
Asia Cement Corp.	2,280,636	2,842,459
Asia Optical Company, Inc. (I)	274,710	262,952
Asia Plastic Recycling Holding, Ltd.	38,851	106,154
Asia Polymer Corp.	606,600	459,138
Asia Vital Components Company, Ltd.	140,667	80,271
ASROCK, Inc.	34,000	111,804
Asustek Computer, Inc.	397,528	3,151,893
Aten International Company, Ltd.	60,000	125,879
AU Optronics Corp., ADR (I)(L)	812,167	3,118,721
Audix Corp.	173,200	155,761
Auras Technology Company, Ltd.	15,000	9,298
Aurora Corp.	72,000	135,067
AV Tech Corp.	28,000	82,032
Avermedia Technologies, Inc.	89,000	36,506
Avision, Inc. (I)	277,916	73,811
AVY Precision Technology, Inc.	7,000	11,460
Awea Mechantronic Company, Ltd.	6,300	6,130
Bank of Kaohsiung	640,951	204,308
Basso Industry Corp.	103,000	119,927
BenQ Materials Corp. (I)	191,000	117,405
BES Engineering Corp.	2,097,200	562,507
Bin Chuan Enterprise Company, Ltd.	66,296	54,668
Bionet Corp.	24,000	36,339
Biostar Microtech International Corp.	227,000	86,660
Boardtek Electronics Corp.	131,000	165,058
Bright Led Electronics Corp. (I)	100,000	43,472

45

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Taiwan (continued)

C Sun Manufacturing, Ltd.	175,729	$114,344
Cameo Communications, Inc.	350,955	102,271
Capella Microsystems Taiwan, Inc.	20,349	94,310
Capital Securities Corp.	2,487,371	815,797
Career Technology MFG. Company, Ltd.	235,000	249,760
Carnival Industrial Corp.	512,000	144,195
Catcher Technology Company, Ltd.	328,000	1,550,210
Cathay Chemical Works	106,000	51,763
Cathay Financial Holdings Company, Ltd.	3,450,573	4,863,260
Cathay Real Estate Development Company, Ltd.	954,000	687,746
Center Laboratories, Inc. (I)	52,000	84,344
Central Reinsurance Company, Ltd.	218,825	95,362
ChainQui Construction Development Company, Ltd.	141,000	96,365
Chaintech Technology Corp.	31,278	43,674
Champion Building Materials Company, Ltd. (I)	512,852	205,567
Chang Hwa Commercial Bank	4,719,712	2,551,155
Chang Wah Electromaterials, Inc.	37,021	104,534
Charoen Pokphand Enterprise	300,000	148,028
Chaun-Choung Technology Corp.	49,000	98,776
CHC Resources Corp.	48,000	84,094
Chen Full International Company, Ltd.	49,000	32,454
Chenbro Micom Company, Ltd.	62,000	64,334
Cheng Loong Corp.	1,367,480	588,458
Cheng Shin Rubber Industry Company, Ltd.	805,031	2,062,138
Cheng Uei Precision Industry Company, Ltd.	507,335	1,008,167
Chenming Mold Industrial Corp. (I)	80,000	58,131
Chia Hsin Cement Corp. (I)	700,089	319,495
Chicony Electronics Company, Ltd.	316,354	729,276
Chien Kuo Construction Company, Ltd.	425,872	199,457
Chien Shing Stainless Steel Company (I)	254,000	33,133
Chilisin Electronics Corp. (I)	70,000	41,740
Chime Ball Technology Company, Ltd.	22,000	54,274
Chimei Materials Technology Corp.	101,000	115,049
Chin-Poon Industrial Company, Ltd.	539,642	945,652
China Airlines, Ltd. (I)	2,184,820	764,444
China Chemical & Pharmaceutical Company, Ltd.	215,000	154,709
China Development Financial Holdings Corp.	9,439,331	2,574,970
China Ecotek Corp.	33,000	84,031
China Electric Manufacturing Corp.	229,000	110,246
China General Plastics Corp.	355,100	204,171
China Life Insurance Company, Ltd.	1,357,278	1,333,309
China Manmade Fibers Corp. (I)	1,563,000	627,710
China Metal Products Company, Ltd.	381,830	556,121
China Motor Corp.	711,905	612,107
China Petrochemical Development Corp.	2,791,045	1,285,735
China Steel Chemical Corp.	101,000	571,843
China Steel Corp.	5,714,802	4,819,723
China Steel Structure Company, Ltd.	204,000	237,197
China Synthetic Rubber Corp.	672,937	649,391
China Wire & Cable Company, Ltd. (I)	338,000	144,260
Chinese Gamer International Corp.	22,000	37,491
Chipbond Technology Corp. (I)	306,000	679,296
Chong Hong Construction Company	103,424	347,025
Chroma ATE, Inc.	211,440	487,012
Chun Yu Works & Company, Ltd. (I)	360,000	139,158
Chun Yuan Steel	647,381	237,685

46

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Taiwan (continued)

Chung Hsin Electric & Machinery Manufacturing Corp.	623,000	$338,490
Chung Hung Steel Corp. (I)	1,284,226	366,508
Chung Hwa Pulp Corp. (I)	580,290	178,381
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	52,000	85,668
Chunghwa Picture Tubes, Ltd. (I)	5,416,320	314,183
Chunghwa Telecom Company, Ltd.	568,000	1,790,802
Chunghwa Telecom Company, Ltd., ADR (L)	67,506	2,123,064
Chyang Sheng Dyeing & Finishing Company, Ltd. (I)	70,000	32,954
Cleanaway Company, Ltd.	22,000	120,923
Clevo Company	310,120	601,679
CMC Magnetics Corp. (I)	4,049,000	656,393
CoAsia Microelectronics Corp.	67,200	37,645
Collins Company, Ltd.	223,797	80,649
Compal Communications, Inc.	315,000	394,977
Compal Electronics, Inc.	3,929,895	2,635,032
Compeq Manufacturing Company	1,408,000	641,638
Continental Holdings Corp.	539,000	191,291
Coretronic Corp.	182,000	157,641
Cosmo Electronics Corp. (I)	58,000	59,854
Cosmos Bank Taiwan (I)	131,000	63,079
Coxon Precise Industrial Company, Ltd.	152,231	291,531
Crystalwise Technology, Inc. (I)	121,000	95,829
CSBC Corp. Taiwan	93,312	56,792
CTBC Financial Holding Company, Ltd.	8,483,211	5,321,519
CTCI Corp.	345,000	574,812
CviLux Corp.	47,000	54,749
Cyberlink Corp.	69,326	192,188
CyberPower Systems, Inc.	36,000	61,077
CyberTAN Technology, Inc.	277,000	317,754
D-Link Corp.	947,627	514,148
DA CIN Construction Company, Ltd.	228,000	197,481
Da-Li Construction Company, Ltd.	58,006	63,708
Dah Fung CATV Company, Ltd.	29,700	61,326
Darfon Electronics Corp.	351,950	220,068
Daxin Materials Corp. (I)	16,000	31,341
De Licacy Industrial Company	150,000	47,408
Delpha Construction Company, Ltd.	330,383	129,015
Delta Electronics, Inc.	545,000	2,447,839
Depo Auto Parts Industrial Company, Ltd.	84,000	271,070
DFI, Inc.	62,000	70,278
Dimerco Express Taiwan Corp.	46,000	26,617
DYNACOLOR, Inc.	43,000	90,085
Dynamic Electronics Company, Ltd.	378,927	125,974
Dynapack International Technology Corp.	84,000	223,333
E Ink Holdings, Inc. (I)	705,000	399,078
E-Lead Electronic Company, Ltd.	38,000	45,893
E-LIFE MALL Corp.	66,000	145,774
E-Ton Solar Tech Company, Ltd. (I)	212,541	76,815
E.Sun Financial Holding Company, Ltd.	5,560,981	3,510,385
Eastern Media International Corp. (I)	1,374,053	236,555
Eclat Textile Company, Ltd.	130,137	1,156,561
Edimax Technology Company, Ltd.	101,359	42,373
Edison Opto Corp. (I)	43,000	51,124
Edom Technology Company, Ltd.	205,000	77,345
eGalax_eMPIA Technology, Inc.	25,000	87,505
Elan Microelectronics Corp.	227,000	381,695

47

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Taiwan (continued)

Elite Advanced Laser Corp.	50,000	$108,557
Elite Material Company	284,000	232,637
Elite Semiconductor Memory Technology, Inc. (I)	209,000	250,570
Elitegroup Computer Systems Company, Ltd. (I)	975,576	382,376
eMemory Technology, Inc. (I)	54,000	134,887
ENG Electric Company, Ltd.	132,223	117,664
Enlight Corp. (I)	19,312	1,990
Entie Commercial Bank	379,000	179,637
Episil Technologies, Inc.	186,000	59,728
Epistar Corp. (I)	703,628	1,143,946
Eternal Chemical Company, Ltd.	372,644	302,987
Etron Technology, Inc. (I)	104,000	39,778
Eva Airways Corp. (I)	1,032,160	545,779
Everest Textile Company, Ltd. (I)	272,000	72,649
Evergreen International Storage & Transport Corp.	765,320	473,953
Evergreen Marine Corp., Ltd. (I)	1,770,886	997,446
Everlight Chemical Industrial Corp.	120,330	80,961
Everlight Electronics Company, Ltd.	291,000	463,543
Everspring Industry Company, Ltd. (I)	277,000	170,327
Excelsior Medical Company, Ltd.	83,600	151,075
Far Eastern Department Stores Company, Ltd.	727,735	744,620
Far Eastern International Bank	1,990,830	805,572
Far Eastern New Century Corp.	1,927,104	2,064,370
Far EasTone Telecommunications Company, Ltd.	710,000	1,784,723
Faraday Technology Corp.	278,586	329,900
Farglory Land Development Company, Ltd.	249,000	448,805
Federal Corp.	562,189	413,810
Feedback Technology Corp.	19,000	30,901
Feng Hsin Iron & Steel Company	231,000	406,201
Feng Tay Enterprise Company, Ltd.	194,958	406,942
Firich Enterprises Company, Ltd.	108,190	278,513
First Copper Technology Company, Ltd. (I)	408,000	122,631
First Financial Holding Company, Ltd.	6,814,481	3,927,709
First Hotel	103,698	65,070
First Insurance Company, Ltd.	313,165	196,448
First Steamship Company, Ltd.	273,986	166,392
FLEXium Interconnect, Inc.	138,375	542,474
Flytech Technology Company, Ltd.	69,066	208,931
Forhouse Corp.	575,894	225,008
Formosa Advanced Technologies Company, Ltd.	90,000	51,319
Formosa Chemicals & Fibre Corp.	1,491,440	3,849,588
Formosa Epitaxy, Inc. (I)	170,000	106,616
Formosa International Hotels Corp.	27,467	302,099
Formosa Laboratories, Inc. (I)	38,000	71,335
Formosa Oilseed Processing	199,689	87,340
Formosa Optical Technology Company, Ltd.	28,000	95,209
Formosa Petrochemical Corp.	368,000	931,856
Formosa Plastics Corp.	1,348,880	3,348,810
Formosa Taffeta Company, Ltd.	939,000	857,619
Formosan Rubber Group, Inc.	612,000	491,208
Formosan Union Chemical	532,573	248,605
Founding Construction & Development Company, Ltd.	248,797	163,979
Foxconn Technology Company, Ltd.	496,130	1,257,549
Foxlink Image Technology Company, Ltd.	123,000	70,705
Froch Enterprise Company, Ltd. (I)	292,000	89,998
FSP Technology, Inc.	314,224	305,136

48

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Taiwan (continued)

FU I Industrial Company, Ltd. (I)	5,372	$9,558
Fubon Financial Holding Company, Ltd. (I)	2,741,422	3,738,699
Fullerton Technology Company, Ltd. (I)	156,819	126,591
Fulltech Fiber Glass Corp. (I)	215,027	84,744
Fwusow Industry Company, Ltd.	359,467	179,573
G Shank Enterprise Company, Ltd.	226,000	122,758
G Tech Optoelectronics Corp.	104,000	195,729
Gamania Digital Entertainment Company, Ltd. (I)	122,000	98,717
GEM Terminal Industrial Company, Ltd.	47,500	17,224
Gemtek Technology Corp.	181,496	182,716
Genesis Photonics, Inc. (I)	220,246	124,492
Genius Electronic Optical Company, Ltd.	36,589	211,040
Genmont Biotech, Inc.	34,000	51,947
GeoVision, Inc.	34,778	181,937
Getac Technology Corp.	623,000	304,659
Giant Manufacturing Company, Ltd.	146,000	977,271
Giantplus Technology Company, Ltd. (I)	62,000	23,033
Giga Solar Materials Corp.	9,200	73,836
Giga Solution Tech Company, Ltd.	68,237	36,794
Gigabyte Technology Company, Ltd.	789,719	710,520
Gigastorage Corp.	232,100	141,946
Gintech Energy Corp. (I)	96,000	79,380
Global Brands Manufacture, Ltd. (I)	317,611	103,730
Global Lighting Technologies, Inc.	53,000	53,941
Global Mixed Mode Technology, Inc.	67,000	189,871
Global Unichip Corp. (I)	57,000	169,921
Globe Union Industrial Corp. (I)	206,000	145,677
Gloria Material Technology Corp.	120,750	74,823
Gold Circuit Electronics, Ltd. (I)	616,071	125,696
Goldsun Development & Construction Company, Ltd.	1,820,005	682,669
Gourmet Master Company, Ltd.	27,000	174,898
Grand Pacific Petrochemical Corp.	1,174,000	802,342
Grape King Industrial Company	103,000	441,185
Great China Metal Industry Company, Ltd.	303,000	332,680
Great Taipei Gas Company, Ltd.	229,000	168,320
Great Wall Enterprise Company, Ltd.	522,802	444,770
Green Energy Technology, Inc. (I)	156,000	98,847
GTM Corp. (I)	222,000	107,163
Gudeng Precision Industrial Company, Ltd.	23,000	33,483
Hannstar Board Corp.	264,467	105,898
HannStar Display Corp. (I)	4,052,000	1,637,440
HannsTouch Solution, Inc. (I)	749,000	256,399
Harvatek Corp. (I)	92,920	33,683
Hey Song Corp. (I)	743,000	754,697
Hi-Clearance, Inc.	19,000	52,749
Highwealth Construction Corp.	204,800	452,644
HiTi Digital, Inc. (I)	79,526	36,890
Hitron Technology, Inc.	167,000	89,247
Hiwin Technologies Corp.	80,950	526,777
Ho Tung Chemical Corp. (I)	1,119,176	497,805
Hocheng Corp. (I)	313,000	97,904
Hold-Key Electric Wire & Cable Company, Ltd.	169,119	55,711
Holiday Entertainment Company, Ltd.	50,000	60,387
Holtek Semiconductor, Inc.	144,000	169,604
Holy Stone Enterprise Company, Ltd. (I)	332,478	314,269
Hon Hai Precision Industry Company, Ltd.	5,010,860	13,526,569

49

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Taiwan (continued)

Hong TAI Electric Industrial Company, Ltd.	309,000	$96,874
Hong YI Fiber Industry Company	92,680	29,174
Hota Industrial Manufacturing Company, Ltd. (I)	176,000	256,247
Hotai Motor Company, Ltd.	128,000	1,258,251
Howarm Construction Company, Ltd.	187,958	106,778
Hsin Kuang Steel Company, Ltd.	326,153	206,572
Hsin Yung Chien Company, Ltd.	22,000	56,850
Hsing TA Cement Company, Ltd.	227,000	78,813
HTC Corp.	284,700	1,483,894
Hu Lane Associate, Inc.	60,699	169,891
HUA ENG Wire & Cable Company, Ltd.	732,000	257,054
Hua Nan Financial Holdings Company, Ltd.	4,856,871	2,639,545
Huaku Development Company, Ltd. (I)	168,353	491,979
Huang Hsiang Construction Company	85,000	189,723
Hung Ching Development & Construction Company, Ltd.	203,000	90,665
Hung Poo Real Estate Development Corp.	80,000	77,946
Hung Sheng Construction Company, Ltd.	695,808	550,860
Huxen Corp.	93,000	127,902
Hwa Fong Rubber Company, Ltd. (I)	451,770	182,930
I-Chiun Precision Industry Company, Ltd.	93,000	51,917
I-Sheng Electric Wire & Cable Company, Ltd.	95,000	133,251
Ibase Technology, Inc.	79,629	97,277
Ichia Technologies, Inc.	512,300	270,128
ICP Electronics, Inc.	142,900	178,636
ILI Technology Corp.	48,000	111,038
Infortrend Technology, Inc.	245,000	121,087
Innolux Corp. (I)	5,685,980	2,822,311
Inotera Memories, Inc. (I)	2,860,165	1,151,869
Insyde Software Corp.	21,000	38,491
International Games System Company, Ltd.	50,000	102,978
Inventec Corp.	3,048,705	2,468,627
ITE Technology, Inc. (I)	148,000	105,310
ITEQ Corp.	172,700	170,188
J Touch Corp. (I)	101,000	88,105
Janfusun Fancyworld Corp. (I)	91,000	11,004
Jenn Feng New Energy Company, Ltd. (I)	128,000	49,083
Jentech Precision Industrial Company, Ltd.	67,808	112,884
Jess-Link Products Company, Ltd. (I)	135,000	116,594
Johnson Health Tech Company, Ltd.	42,067	134,494
Kang Na Hsiung Enterprise Company, Ltd.	168,000	82,423
Kaori Heat Treatment Company, Ltd.	45,202	110,370
Kaulin Manufacturing Company, Ltd.	124,490	96,229
KD Holding Corp.	1,000	5,726
KEE TAI Properties Company, Ltd.	624,973	433,922
Kenda Rubber Industrial Company, Ltd.	358,148	691,202
Kenmec Mechanical Engineering Company, Ltd. (I)	12,000	4,312
Kerry TJ Logistics Company, Ltd.	236,000	290,902
Kindom Construction Company, Ltd.	393,000	519,812
King Slide Works Company, Ltd.	27,000	228,217
King Yuan Electronics Company, Ltd.	1,749,762	1,288,685
King's Town Bank	1,035,000	876,304
King's Town Construction Company, Ltd. (I)	140,700	132,254
Kinik Company	88,000	143,530
Kinko Optical Company, Ltd.	158,648	155,919
Kinpo Electronics, Inc.	1,763,724	629,044
Kinsus Interconnect Technology Corp.	161,000	583,956

50

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Taiwan (continued)

KMC Kuei Meng International, Inc.	20,500	$76,251
KS Terminals, Inc.	57,000	49,333
Kung Long Batteries Industrial Company, Ltd.	46,000	122,498
Kuo Toong International Company, Ltd.	24,000	22,639
Kuoyang Construction Company, Ltd.	148,000	96,069
Kwong Fong Industries Corp. (I)	394,100	208,445
KYE System Corp.	225,000	78,490
L&K Engineering Company, Ltd.	205,952	172,449
LAN FA Textile (I)	348,183	96,199
Largan Precision Company, Ltd.	46,000	1,595,154
Laser Tek Taiwan Company, Ltd.	9,964	5,701
LCY Chemical Corp.	356,806	422,330
Leader Electronics, Inc.	181,867	93,299
Leadtrend Technology Corp.	23,599	31,761
Lealea Enterprise Company, Ltd.	1,024,789	349,479
Ledtech Electronics Corp.	6,236	3,677
LEE CHI Enterprises Company, Ltd.	287,000	125,217
Lelon Electronics Corp.	170,100	121,961
Leofoo Development Company, Ltd. (I)	411,012	165,085
LES Enphants Company, Ltd.	164,486	112,216
Lextar Electronics Corp.	166,500	150,355
Li Peng Enterprise Company, Ltd. (I)	704,511	271,913
Lian HWA Food Corp.	125,650	173,316
Lien Hwa Industrial Corp.	715,784	436,972
Lingsen Precision Industries, Ltd.	438,101	219,269
Lite-On Semiconductor Corp.	463,080	252,239
Lite-On Technology Corp.	2,166,628	3,660,708
Long Bon International Company, Ltd.	530,000	344,086
Long Chen Paper Company, Ltd.	589,476	214,757
Longwell Company	79,000	61,689
Lotes Company, Ltd.	47,000	112,653
Lucky Cement Corp. (I)	272,000	70,820
Lumax International Corp., Ltd.	76,395	168,958
Lung Yen Life Service Corp.	26,000	77,429
Macroblock, Inc.	19,000	45,734
Macronix International (I)	4,400,718	1,023,415
MacroWell OMG Digital Entertainment Company, Ltd.	24,000	82,604
Mag Layers Scientific-Technics Company, Ltd.	12,100	14,783
Makalot Industrial Company, Ltd.	90,000	484,455
Marketech International Corp.	207,000	112,861
Masterlink Securities Corp.	1,615,780	497,926
Maxtek Technology Company, Ltd.	55,000	31,006
Mayer Steel Pipe Corp. (I)	250,407	109,432
Maywufa Company, Ltd.	18,000	8,740
MediaTek, Inc.	227,000	2,764,466
Medigen Biotechnology Corp. (I)	34,000	210,387
Mega Financial Holding Company, Ltd.	4,927,743	3,750,606
Meiloon Industrial Company, Ltd.	258,412	137,644
Mercuries & Associates, Ltd.	591,068	396,196
Mercuries Data Systems, Ltd. (I)	83,000	23,133
Merida Industry Company, Ltd.	132,250	862,555
Merry Electronics Company, Ltd.	160,272	386,570
Micro-Star International Company, Ltd.	1,191,488	694,800
Microbio Company, Ltd.	231,230	241,836
Microelectronics Technology, Inc. (I)	422,824	294,487
Microlife Corp.	30,000	79,982

51

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Taiwan (continued)

MIN AIK Technology Company, Ltd.	113,000	$533,876
Mirle Automation Corp.	44,290	34,787
Mitac International Corp.	1,695,466	542,530
Mobiletron Electronics Company, Ltd.	67,000	49,833
Mosel Vitelic, Inc. (I)	583,484	106,096
Motech Industries, Inc. (I)	273,000	343,839
MPI Corp.	44,000	78,214
Mustek Systems, Inc. (I)	33,151	2,022
Nak Sealing Technologies Corp.	47,000	120,172
Namchow Chemical Industrial Company, Ltd.	149,000	190,568
Nan Kang Rubber Tire Company, Ltd.	408,711	477,150
Nan Ya Plastics Corp.	2,005,860	3,898,625
Nan Ya Printed Circuit Board Corp. (I)	211,930	230,372
Nantex Industry Company, Ltd.	341,852	217,633
National Petroleum Company, Ltd.	153,000	132,322
Neo Solar Power Corp. (I)	270,000	200,201
Netronix, Inc.	45,000	112,337
New Asia Construction & Development Corp. (I)	279,417	73,319
New Era Electronics Company, Ltd.	44,000	54,354
Newmax Technology Company, Ltd. (I)	61,000	219,596
Nichidenbo Corp.	93,520	75,062
Nien Hsing Textile Company, Ltd. (I)	357,572	305,623
Novatek Microelectronics Corp., Ltd.	297,000	1,226,723
Nuvoton Technology Corp.	30,000	26,040
Ocean Plastics Company, Ltd. (I)	29,000	31,130
Oneness Biotech Company, Ltd.	25,000	35,734
Optimax Technology Corp. (I)	170,816	33,296
OptoTech Corp.	268,000	101,191
Orient Semiconductor Electronics, Ltd. (I)	720,000	126,403
Oriental Union Chemical Corp.	399,300	397,303
Orise Technology Company, Ltd.	77,000	149,850
P-Two Industries, Inc.	17,000	7,818
Pacific Construction Company, Ltd.	149,002	45,784
Pan Jit International, Inc. (I)	156,000	56,091
Pan-International Industrial	331,785	269,265
Paragon Technologies Company, Ltd. (I)	101,808	131,363
PChome Online, Inc.	33,810	191,418
Pegatron Corp. (I)	1,289,321	1,983,366
PharmaEngine, Inc. (I)	10,000	77,852
Phihong Technology Company, Ltd.	266,416	152,978
Phison Electronics Corp.	57,000	398,106
Phoenix Tours International, Inc.	43,000	82,742
Phytohealth Corp. (I)	113,342	150,945
Pihsiang Machinery Manufacturing Company, Ltd. (I)	115,000	125,288
Pixart Imaging, Inc.	119,830	234,690
Plotech Company, Ltd.	146,000	50,866
Polytronics Technology Corp. (I)	36,000	63,637
Portwell, Inc.	83,000	73,305
Posiflex Technologies, Inc.	13,455	39,796
Pou Chen Corp.	2,698,448	2,940,019
Power Quotient International Company, Ltd. (I)	130,000	91,128
Powercom Company, Ltd. (I)	172,760	26,855
Powertech Industrial Company, Ltd.	67,000	42,106
Powertech Technology, Inc. (I)	630,000	1,144,773
Poya Company, Ltd.	32,320	148,127
President Chain Store Corp.	236,000	1,641,224

52

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Taiwan (continued)

President Securities Corp.	1,139,259	$641,241
Prime Electronics Satellitics, Inc.	82,759	68,096
Prince Housing & Development Corp.	679,833	435,266
Prodisc Technology, Inc. (I)	540,000	0
Promate Electronic Company, Ltd.	222,000	217,856
Promise Technology, Inc.	89,000	77,150
Qisda Corp. (I)	1,246,440	290,222
Qualipoly Chemical Corp.	50,000	49,200
Quanta Computer, Inc.	966,000	2,021,861
Quanta Storage, Inc.	77,000	72,824
Quintain Steel Company, Ltd.	475,194	106,941
Radiant Opto-Electronics Corp.	431,343	1,363,591
Radium Life Tech Company, Ltd.	395,884	320,959
Ralec Electronic Corp.	63,259	92,866
Realtek Semiconductor Corp.	329,706	727,447
Rechi Precision Company, Ltd.	386,824	318,507
Rexon Industrial Corp., Ltd. (I)	83,286	29,593
Richtek Technology Corp.	99,000	444,170
Ritek Corp. (I)	3,965,428	696,023
Ruentex Development Company, Ltd.	375,586	738,561
Ruentex Industries, Ltd.	241,811	597,030
Run Long Construction Company, Ltd.	42,000	44,701
Sampo Corp.	928,997	293,513
San Fang Chemical Industry Company, Ltd.	71,585	61,900
San Shing Fastech Corp.	28,620	67,924
Sanyang Industrial Company, Ltd.	1,102,389	1,526,657
Sanyo Electric Taiwan Company, Ltd. (I)	94,000	102,907
SCI Pharmtech, Inc.	34,295	78,487
ScinoPharm Taiwan, Ltd.	102,960	286,802
SDI Corp.	80,000	97,184
Senao International Company, Ltd.	62,000	195,206
Sercomm Corp.	145,000	195,865
Sesoda Corp.	108,150	112,446
Shan-Loong Transportation Company, Ltd.	4,000	3,064
Sheng Yu Steel Company, Ltd.	188,000	136,149
ShenMao Technology, Inc.	57,000	59,850
Shih Her Technologies, Inc.	21,000	34,532
Shih Wei Navigation Company, Ltd.	117,363	77,583
Shihlin Electric & Engineering Corp.	531,213	639,062
Shihlin Paper Corp. (I)	72,000	104,935
Shin Hai Gas Corp.	2,100	2,872
Shin Kong Financial Holding Company, Ltd. (I)	7,792,722	2,624,146
Shin Shin Natural Gas Company	1,000	1,093
Shin Zu Shing Company, Ltd.	159,933	336,307
Shining Building Business Company, Ltd. (I)	191,796	147,531
Shinkong Insurance Company, Ltd.	310,000	224,810
Shinkong Synthetic Fibers Corp.	2,075,287	677,249
Shinkong Textile Company, Ltd.	154,000	195,864
Shiny Chemical Industrial Company, Ltd.	32,000	49,921
Shuttle, Inc.	229,985	95,400
Sigurd Microelectronics Corp. (I)	541,887	514,081
Silicon Integrated Systems Corp. (I)	794,000	246,197
Silicon Power Computer & Communications, Inc.	35,000	45,046
Siliconware Precision Industries Company	572,000	639,466
Siliconware Precision Industries Company, ADR (L)	200,628	1,101,448
Silitech Technology Corp.	92,053	124,974

53

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Taiwan (continued)

Simplo Technology Company, Ltd. (I)	172,200	$818,108
Sinbon Electronics Company, Ltd.	203,000	223,428
Sincere Navigation Corp.	306,000	257,676
Singatron Enterprise Company, Ltd.	99,000	52,072
Sinkang Industries, Ltd. (I)	113,503	40,482
Sinmag Equipment Corp.	16,537	64,190
Sino-American Silicon Products, Inc. (I)	131,000	150,008
Sinon Corp.	534,150	263,626
SinoPac Financial Holdings Company, Ltd.	8,133,729	3,617,052
Sinphar Pharmaceutical Company, Ltd.	111,982	173,378
Sinyi Realty Company	119,975	197,549
Sirtec International Company, Ltd.	104,000	194,180
Sitronix Technology Corp.	87,000	109,032
Siward Crystal Technology Company, Ltd. (I)	181,301	92,931
Soft-World International Corp.	104,000	216,228
Solar Applied Materials Technology Company	211,899	180,004
Solomon Technology Corp. (I)	201,036	86,149
Solytech Enterprise Corp. (I)	136,758	55,748
Sonix Technology Company, Ltd.	130,000	165,468
Southeast Cement Company, Ltd.	390,000	194,419
Spirox Corp.	166,369	65,761
Sporton International, Inc.	43,692	127,405
St Shine Optical Company, Ltd.	22,000	595,198
Standard Chemical & Pharma	38,000	50,475
Standard Foods Corp.	135,470	397,032
Stark Technology, Inc.	164,000	137,208
Sunonwealth Electric Machine Industry Company, Ltd. (I)	141,000	82,538
Sunplus Technology Company, Ltd. (I)	651,000	224,402
Sunrex Technology Corp.	102,000	42,312
Sunspring Metal Corp.	17,000	41,494
Super Dragon Technology Company, Ltd. (I)	15,766	11,162
Supreme Electronics Company, Ltd.	197,000	92,862
Swancor Ind. Company, Ltd.	29,000	43,926
Sweeten Construction Company, Ltd.	115,551	75,637
Syncmold Enterprise Corp.	97,000	156,189
Synmosa Biopharma Corp.	71,069	95,309
Synnex Technology International Corp.	914,132	1,434,698
Sysage Technology Company, Ltd. (I)	61,950	62,279
TA Chen Stainless Pipe (I)	899,521	406,330
Ta Chong Bank, Ltd. (I)	2,473,622	780,391
Ta Chong Securities Company, Ltd. (I)	16,000	4,328
Ta Ya Electric Wire & Cable Company, Ltd.	637,406	140,930
TA-I Technology Company, Ltd.	115,705	56,640
Tah Hsin Industrial Company, Ltd.	125,000	117,451
TAI Roun Products Company, Ltd.	111,000	36,672
Taichung Commercial Bank	2,208,815	801,873
TaiDoc Technology Corp.	36,000	89,034
Taiflex Scientific Company, Ltd.	161,000	265,530
Taimide Tech, Inc.	72,000	72,720
Tainan Enterprises Company, Ltd.	201,467	241,322
Tainan Spinning Company, Ltd.	1,511,730	736,388
Taishin Financial Holdings Company, Ltd.	7,446,385	3,198,901
Taisun Enterprise Company, Ltd. (I)	422,026	196,861
Taita Chemical Company, Ltd. (I)	184,188	66,775
Taiwan Acceptance Corp.	45,000	106,651
Taiwan Business Bank (I)	3,650,671	1,051,563

54

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Taiwan (continued)

Taiwan Cement Corp.	3,994,726	$5,251,674
Taiwan Chinsan Electronic Industrial Company, Ltd.	45,000	71,094
Taiwan Cogeneration Corp.	603,137	380,521
Taiwan Cooperative Financial Holding	5,518,779	2,941,923
Taiwan FamilyMart Company, Ltd.	11,000	55,617
Taiwan Fertilizer Company, Ltd.	554,000	1,266,178
Taiwan Fire & Marine Insurance Company	155,000	112,765
Taiwan FU Hsing Industrial Company, Ltd.	233,000	255,695
Taiwan Glass Industrial Corp.	1,034,933	945,385
Taiwan Hon Chuan Enterprise Company, Ltd.	148,400	325,208
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp. (I)	951,149	355,045
Taiwan Life Insurance Company, Ltd. (I)	295,836	201,614
Taiwan Line Tek Electronic	64,050	50,587
Taiwan Mask Corp.	325,850	104,700
Taiwan Mobile Company, Ltd.	498,700	1,794,398
Taiwan Navigation Company, Ltd.	36,000	27,647
Taiwan Paiho, Ltd.	381,342	388,555
Taiwan PCB Techvest Company, Ltd.	177,227	208,790
Taiwan Prosperity Chemical Corp.	100,000	111,110
Taiwan Pulp & Paper Corp.	576,640	232,386
Taiwan Sakura Corp.	200,156	108,823
Taiwan Secom Company, Ltd.	162,000	383,371
Taiwan Semiconductor Company, Ltd.	132,000	106,806
Taiwan Semiconductor Manufacturing Company, Ltd.	7,683,000	25,497,067
Taiwan Sogo Shin Kong	372,000	446,752
Taiwan Styrene Monomer Corp. (I)	866,687	523,780
Taiwan Surface Mounting Technology Company, Ltd.	185,199	269,883
Taiwan TEA Corp. (I)	791,723	493,024
Taiwan Union Technology Corp.	67,000	51,749
Taiyen Biotech Company, Ltd.	301,000	249,717
Tatung Company, Ltd. (I)	3,345,526	805,577
Te Chang Construction Company, Ltd.	79,300	70,543
Teco Electric & Machinery Company, Ltd.	2,110,109	2,194,658
Tecom Company, Ltd. (I)	41,000	4,597
Tekcore Company, Ltd. (I)	33,000	10,791
Ten Ren Tea Company, Ltd.	35,000	53,019
Test Research, Inc.	173,596	220,574
Test-Rite International Company, Ltd.	286,549	217,061
Tex-Ray Industrial Company, Ltd.	91,800	42,027
The Ambassador Hotel	236,000	226,807
Thinking Electronic Industrial Company, Ltd.	44,000	49,835
Thye Ming Industrial Company, Ltd.	133,250	150,926
TNC Industrial Corp., Ltd.	35,000	19,038
Ton Yi Industrial Corp.	790,000	719,508
Tong Hsing Electronic Industries, Ltd.	92,951	480,068
Tong Yang Industry Company, Ltd.	359,043	464,284
Tong-Tai Machine & Tool Company, Ltd.	111,114	87,701
Topco Scientific Company, Ltd.	217,129	351,081
Topco Technologies Corp.	26,000	58,055
Topoint Technology Company, Ltd.	179,248	107,270
Toung Loong Textile Manufacturing	53,000	149,746
Trade-Van Information Services Company	14,000	12,210
Transasia Airways Corp.	26,000	9,830
Transcend Information, Inc. (I)	117,000	343,764
Tripod Technology Corp.	312,770	615,067

55

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Taiwan (continued)

Tsann Kuen Enterprise Company, Ltd.	98,220	$136,123
TSC Auto ID Technology Company, Ltd.	14,000	78,324
TSRC Corp.	323,530	547,201
TTET Union Corp.	47,000	91,905
TTY Biopharm Company, Ltd.	89,123	295,221
Tung Ho Steel Enterprise Corp.	1,218,138	933,352
Tung Ho Textile Company, Ltd.	247,000	74,918
Tung Thih Electronic Company, Ltd.	33,573	79,869
TURVO International Company, Ltd.	16,500	69,238
TXC Corp.	208,659	279,842
TYC Brother Industrial Company, Ltd. (I)	268,531	153,359
Tycoons Group Enterprise Company, Ltd. (I)	594,536	109,521
Tyntek Corp. (I)	194,661	34,579
TZE Shin International Company, Ltd.	174,521	78,532
U-Ming Marine Transport Corp.	261,000	401,593
U-Tech Media Corp. (I)	218,000	45,025
Ubright Optronics Corp.	22,000	83,221
Uni-President Enterprises Corp.	1,327,372	2,409,535
Unimicron Technology Corp.	1,210,855	978,022
Union Bank of Taiwan (I)	1,214,960	426,879
Union Insurance Company, Ltd. (I)	65,384	39,103
Unitech Computer Company, Ltd.	181,039	83,333
Unitech Printed Circuit Board Corp. (I)	727,869	286,792
United Integrated Services Company, Ltd.	165,000	168,769
United Microelectronics Corp.	9,935,468	4,049,613
Unity Opto Technology Company, Ltd. (I)	230,389	183,692
Universal Cement Corp.	691,808	454,266
Unizyx Holding Corp. (I)	526,000	229,196
UPC Technology Corp.	1,005,938	457,849
Userjoy Technology Company, Ltd.	18,000	28,004
USI Corp.	1,272,801	850,973
Vanguard International Semiconductor Corp.	208,000	223,256
Ve Wong Corp.	208,450	156,586
Via Technologies, Inc. (I)	300,000	179,641
Viking Tech Corp.	21,000	17,331
Visual Photonics Epitaxy Company, Ltd. (I)	293,700	305,907
Vivotek, Inc. (I)	32,085	154,360
Wafer Works Corp. (I)	105,872	41,618
Wah Hong Industrial Corp.	14,835	15,223
Wah Lee Industrial Corp.	28,000	38,714
Walsin Lihwa Corp. (I)	4,134,000	1,214,403
Walsin Technology Corp. (I)	897,721	224,293
Walton Advanced Engineering, Inc. (I)	383,661	133,671
Wan Hai Lines, Ltd.	650,216	350,820
WAN HWA Enterprise Company	3,229	1,545
Waterland Financial Holding Company, Ltd.	3,163,478	1,013,975
Ways Technical Corp., Ltd.	44,000	76,219
WEI Chih Steel Industrial Company, Ltd. (I)	221,000	37,248
Wei Chuan Food Corp.	275,000	523,162
Wei Mon Industry Company, Ltd. (I)	266,912	84,558
Weikeng Industrial Company, Ltd.	270,900	186,307
Well Shin Technology Company, Ltd.	72,420	133,222
Weltrend Semiconductor, Inc. (I)	189,000	138,468
Win Semiconductors Corp.	420,000	380,094
Winbond Electronics Corp. (I)	4,599,000	1,047,814
Wintek Corp. (I)	1,783,661	725,020

56

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Taiwan (continued)

Wisdom Marine Lines Company, Ltd.	37,800	$45,305
Wistron Corp.	1,959,981	1,751,569
Wistron NeWeb Corp.	207,925	390,312
WPG Holdings Company, Ltd.	1,078,760	1,233,426
WT Microelectronics Company, Ltd.	242,428	271,357
WUS Printed Circuit Company, Ltd.	375,000	143,114
X-Legend Entertainment Company, Ltd.	3,000	14,684
XAC Automation Corp.	69,000	90,768
Xxentria Technology Materials Corp.	66,000	119,204
Yageo Corp.	3,176,000	1,051,742
Yang Ming Marine Transport Corp. (I)	1,853,916	809,076
YC INOX Company, Ltd.	496,000	296,695
YeaShin International Development Company, Ltd.	185,726	144,284
Yem Chio Company, Ltd.	235,649	180,680
YFY, Inc.	1,606,614	781,555
Yi Jinn Industrial Company, Ltd. (I)	236,768	59,182
Yieh Phui Enterprise Company, Ltd.	1,444,811	452,045
Young Fast Optoelectronics Company, Ltd.	89,648	123,062
Young Optics, Inc.	41,000	92,931
Youngtek Electronics Corp.	81,361	160,606
Yuanta Financial Holdings Company, Ltd.	8,862,322	4,416,051
Yufo Electronics Company, Ltd.	22,000	14,686
Yulon Motor Company, Ltd.	1,156,900	1,898,278
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	92,850	224,800
Yungshin Construction & Development Company	19,000	44,698
Yungshin Global Holding Corp.	117,000	193,011
Yungtay Engineering Company, Ltd.	490,000	1,129,871
Zeng Hsing Industrial Company, Ltd.	38,850	191,944
Zenitron Corp.	256,000	159,647
Zhen Ding Technology Holding, Ltd.	9,450	24,918
Zig Sheng Industrial Company, Ltd.	499,665	158,560
Zinwell Corp.	236,000	236,657
Zippy Technology Corp.	89,000	91,168
ZongTai Real Estate Development Company, Ltd.	53,550	56,577

Thailand 3.0%		67,873,500

A.J. Plast PCL	93,200	26,637
AAPICO Hitech PCL	34,300	16,090
Advanced Info Service PCL	436,891	3,257,342
Airports of Thailand PCL	262,500	1,333,295
Amata Corp. PCL	541,300	285,868
AP Thailand PCL	971,980	145,540
Asia Green Energy PCL (I)	55,800	3,467
Asia Plus Securities PCL	1,679,600	186,796
Bangchak Petroleum PCL	847,300	835,718
Bangkok Aviation Fuel Services PCL	46,500	33,225
Bangkok Bank PCL	554,205	3,092,066
Bangkok Chain Hospital PCL	1,369,125	263,702
Bangkok Dusit Medical Services PCL	273,000	1,094,035
Bangkok Expressway PCL	426,700	450,693
Bangkok Insurance PCL	8,050	91,028
Bangkok Life Assurance PCL, NVDR	347,400	601,495
Bangkok Metro PCL (I)	3,904,600	139,493
Bangkokland PCL (I)	11,604,400	468,646
Bank of Ayudhya PCL	3,695,800	4,341,524
Banpu PCL (L)	82,150	704,362

57

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Thailand (continued)

BEC World PCL	396,700	$671,642
Big C Supercenter PCL	35,900	208,552
Big C Supercenter PCL, NVDR	83,800	485,520
Bumrungrad Hospital PCL	226,600	549,077
CalComp Electronics Thailand PCL (L)	3,027,200	236,985
Central Pattana PCL	586,200	673,793
Central Plaza Hotel PCL	769,400	657,300
CH Karnchang PCL (L)	524,900	306,559
Charoen Pokphand Foods PCL (L)	1,640,233	1,182,150
CP ALL PCL	1,135,100	1,154,847
CS Loxinfo PCL	63,900	19,851
Delta Electronics Thailand PCL	365,400	496,622
Dhipaya Insurance PCL	28,000	27,182
Diamond Building Products PCL	240,000	62,255
DSG International Thailand PCL	198,000	58,127
Dynasty Ceramic PCL (L)	153,500	255,118
Eastern Water Resources Development & Management PCL	341,100	136,694
Electricity Generating PCL	109,300	438,015
Esso Thailand PCL	2,078,900	400,409
G J Steel PCL (I)	60,820,500	132,260
G Steel PCL (I)	12,662,700	59,006
GFPT PCL (I)	461,400	123,986
Glow Energy PCL	301,200	587,148
GMM Grammy PCL (I)	86,200	43,917
Grand Canal Land PCL (I)	103,100	7,687
Hana Microelectronics PCL	568,100	374,145
Hemaraj Land & Development PCL	3,732,300	322,330
Home Product Center PCL	1,569,700	546,152
Indorama Ventures PCL (L)	1,026,800	551,837
IRPC PCL (L)	9,392,900	869,551
Italian-Thai Development PCL (I)	2,875,676	373,418
Jasmine International PCL	1,924,700	433,491
Jaymart PCL	102,300	50,848
Kang Yong Electric PCL	2,800	19,832
Kasikornbank PCL	316,400	1,549,168
Kasikornbank PCL, NVDR	239,000	1,171,314
KCE Electronics PCL	76,900	36,551
KGI Securities Thailand PCL	1,053,600	84,445
Khon Kaen Sugar Industry PCL	509,800	199,549
Kiatnakin Bank PCL	337,300	413,897
Krung Thai Bank PCL	5,178,250	2,654,275
Krungthai Card PCL	126,000	133,085
Land and Houses PCL	1,507,100	445,506
Land and Houses PCL, NVDR	782,400	230,011
Lanna Resources PCL	277,500	95,690
Loxley PCL	1,037,610	134,738
LPN Development PCL	562,300	333,642
Major Cineplex Group PCL	340,500	168,187
MBK PCL	86,100	413,248
MCOT PCL	179,100	171,088
MCS Steel PCL	59,800	7,914
Minor International PCL	1,171,550	778,850
Modernform Group PCL	64,500	18,935
Nation Multimedia Group PCL (I)	71,000	2,691
Padaeng Industry PCL (I)	127,600	38,450
Polyplex PCL	275,000	75,606

58

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Thailand (continued)

Pranda Jewelry PCL	214,300	$46,934
Precious Shipping PCL	725,700	333,655
President Rice Products PCL	30,000	36,813
Property Perfect PCL	196,300	5,610
Pruksa Real Estate PCL	661,900	322,828
PTT Exploration & Production PCL	672,028	3,476,007
PTT Global Chemical PCL	1,057,892	2,267,616
PTT PCL	446,300	4,533,709
Quality House PCL	6,161,133	505,293
Raimon Land PCL (I)	1,761,500	56,364
Ratchaburi Electricity Generating Holding PCL	238,500	368,604
Ratchaburi Electricity Generating Holding PCL, NVDR	84,200	129,674
Regional Container Lines PCL (I)	558,000	98,807
Robinson Department Store PCL	338,600	483,865
Rojana Industrial Park PCL	218,000	52,824
RS PCL	98,600	20,523
Saha-Union PCL	261,500	322,915
Sahaviriya Steel Industries PCL (I)	9,365,780	104,743
Samart Corp. PCL	467,200	214,805
Samart Telcoms PCL	273,500	118,950
Sansiri PCL	3,549,232	227,133
SC Asset Corp. PCL	1,892,250	206,919
Siam Cement PCL, NVDR (L)	110,800	1,350,427
Siam City Cement PCL	55,100	624,775
Siam Commercial Bank PCL	539,131	2,252,660
Siam Future Development PCL	656,550	120,337
Siam Global House PCL	362,300	167,700
Siamgas & Petrochemicals PCL	473,000	132,981
Sino Thai Engineering & Construction PCL	774,128	442,496
SNC Former PCL	130,300	75,695
Somboon Advance Technology PCL	149,807	70,738
SPCG PCL (I)	116,800	74,021
Sri Trang Agro-Industry PCL (L)	430,100	177,705
Srithai Superware PCL	29,200	15,784
STP & I PCL	596,800	337,427
Supalai PCL	439,800	173,515
Susco PCL	437,400	39,677
SVI PCL (I)	433,028	40,357
Symphony Communication PCL	36,100	13,345
Tata Steel Thailand PCL (I)	7,079,000	158,337
Thai Airways International PCL	1,239,111	623,597
Thai Carbon Black PCL	174,100	121,151
Thai Central Chemical PCL	1,900	1,520
Thai Factory Development PCL	134,000	34,343
Thai Oil PCL	747,900	1,266,249
Thai Reinsurance PCL (I)	405,900	52,960
Thai Rung Union Car PCL	36,800	6,974
Thai Stanley Electric PCL	18,200	118,167
Thai Tap Water Supply PCL	1,114,100	339,179
Thai Union Frozen Products PCL	348,400	476,222
Thai Vegetable Oil PCL	360,100	191,293
Thai-German Ceramic PCL	93,000	8,032
Thaicom PCL	532,500	496,272
Thanachart Capital PCL	786,000	787,465
The Erawan Group PCL	381,300	42,169
Thoresen Thai Agencies PCL (I)	623,098	282,610

59

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Thailand (continued)

Ticon Industrial Connection PCL	256,637	$122,778
Tipco Asphalt PCL	55,500	84,483
TIPCO Foods PCL (I)	125,700	30,068
Tisco Financial Group PCL	172,200	171,184
TMB Bank PCL	11,389,000	863,285
Total Access Communication PCL (L)	377,800	1,167,788
TPI Polene PCL	1,098,240	371,880
True Corp. PCL (I)	3,558,700	718,594
Unique Engineering & Construction PCL	103,200	21,640
Univentures PCL	110,100	21,719
Vanachai Group PCL	1,042,400	82,252
Vibhavadi Medical Center PCL	27,360	7,820
Vinythai PCL	100,000	31,066
Workpoint Entertainment PCL	118,600	84,004

Turkey 1.9%		43,769,111

Adana Cimento Sanayii TAS, Class A	99,918	178,108
Akbank TAS	817,715	2,704,129
Akcansa Cimento AS	111,133	536,427
Akenerji Elektrik Uretim AS (I)	207,371	116,671
Akfen Holding AS (I)	36,342	65,063
Aksa Akrilik Kimya Sanayi AS	134,810	416,373
Aksigorta AS	280,182	298,278
Alarko Holding AS	97,048	226,402
Albaraka Turk Katilim Bankasi AS (I)	73,288	54,063
Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS (I)	27,632	655,553
Anadolu Anonim Tuerk Sigorta Sirketi (I)	422,736	246,128
Anadolu Cam Sanayii AS	183,066	196,541
Anadolu Efes Biracilik Ve Malt Sanayii AS	84,541	974,499
Anadolu Hayat Emeklilik AS	65,302	117,403
Arcelik AS	213,320	1,073,267
Aselsan Elektronik Sanayi Ve Ticaret AS (L)	43,639	155,138
Asya Katilim Bankasi AS (I)	363,444	315,936
Aygaz AS	162,751	626,946
Bagfas Bandirma Gubre Fabrik	11,413	192,636
Banvit Bandirma Vitaminli Yem Sanayii ASA (I)	28,994	37,908
Baticim Bati Anadolu Cimento Sanayii AS (I)	24,319	69,772
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (I)	13,072	9,491
BIM Birlesik Magazalar AS	58,120	1,067,090
Bizim Toptan Satis Magazalari AS	18,648	226,688
Bolu Cimento Sanayii AS	137,486	138,554
Borusan Mannesmann Boru Sanayi ve Ticaret AS	15,924	203,539
Boyner Buyuk Magazacilik (I)	12,970	42,507
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	19,393	45,731
Bursa Cimento Fabrikasi AS	9,487	19,893
Celebi Hava Servisi AS	4,930	25,006
Cemtas Celik Makina Sanayi Ticaret AS (I)	81,516	42,739
Cimsa Cimento Sanayi VE Tica	75,350	370,488
Coca-Cola Icecek AS	9,165	214,350
Deva Holding AS (I)	64,490	57,705
Dogan Gazetecilik AS	62,235	43,676
Dogan Sirketler Grubu Holdings AS (I)	1,265,834	531,987
Dogan Yayin Holding AS (I)	507,580	156,324
Dogus Otomotiv Servis ve Ticaret AS	107,445	402,464
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret AS (I)	739	1,537
Eczacibasi Yatirim Holding Ortakligi AS	7,623	21,523

60

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Turkey (continued)

EGE Seramik Sanayi ve Ticaret AS	103,309	$98,796
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	273,434	299,362
Enka Insaat ve Sanayi AS	216,286	516,851
Eregli Demir ve Celik Fabrikalari TAS	1,025,297	1,106,712
Fenerbahce Futbol ASA	6,193	73,971
Ford Otomotiv Sanayi AS	16,940	211,294
Gentas Genel Metal Sanayi ve Ticaret AS	146,068	83,814
Global Yatirim Holding AS	344,289	210,170
Goldas Kuyumculuk Sanayi Ithalat ve Ihracat AS (I)	54,847	5,649
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,137	130,039
Goodyear Lastikleri Turk AS	8,642	185,046
Gozde Girisim Sermayesi Yatirim Ortakligi AS (I)	42,275	79,223
GSD Holding AS (I)	245,645	125,903
Gubre Fabrikalari TAS (I)	27,498	165,725
Gunes Sigorta (I)	31,526	28,542
Hurriyet Gazetecilik AS (I)	206,839	65,705
Ihlas EV Aletleri (I)	221,809	52,053
Ihlas Holding AS (I)	1,118,670	426,893
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	115,194	226,587
Is Finansal Kiralama AS (I)	1,413	553
Is Yatirim Menkul Degerler AS	56,114	37,114
Isiklar Yatirim Holding AS (I)	170,167	37,501
Izmir Demir Celik Sanayi AS (I)	135,199	116,437
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (I)	309,969	215,133
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (I)	192,750	322,623
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (I)	1,041,533	508,212
Kartonsan Karton Sanayi ve Ticaret AS	1,523	158,716
Kerevitas Gida Sanayi ve Ticaret AS (I)	541	7,670
KOC Holdings AS	401,650	1,616,326
Konya Cimento Sanayi AS	738	81,205
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	194,051	270,897
Koza Altin Isletmeleri AS	10,976	171,813
Koza Anadolu Metal Madencilik Isletmeleri AS (I)	296,290	465,001
Mardin Cimento Sanayii ve Ticaret AS	27,126	51,873
Marshall Boya ve Vernik AS (I)	5,383	83,183
Menderes Tekstil Sanayi ve Ticaret AS (I)	220,796	46,222
Migros Ticaret AS (I)(L)	24,300	195,221
Mutlu Aku ve Malzemeleri Sanayi AS	28,331	60,880
Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS (I)	3,558	27,399
NET Holding AS	252,929	301,850
Net Turizm Ticaret ve Sanayi AS (I)	231,636	95,098
Netas Telekomunikasyon AS	48,217	141,857
Nuh Cimento Sanayi AS	25,295	123,568
Otokar Otomotiv Ve Savunma Sanayi AS	10,453	280,943
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS (I)	92,882	205,146
Parsan Makina Parcalari (I)	28,857	34,458
Petkim Petrokimya Holding AS (I)	600,726	792,715
Pinar Entegre Et ve Un Sanayi AS	28,775	90,835
Pinar SUT Mamulleri Sanayii AS	40,210	296,255
Polyester Sanayi AS (I)	140,873	53,754
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	183,126	251,415
Sekerbank TAS (I)	578,736	518,681
Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	217,064
Soda Sanayii AS	94,772	105,744
TAT Konserve Sanayii AS (I)	48,085	55,268
TAV Havalimanlari Holding AS	78,086	421,612

61

Emerging Markets Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Turkey (continued)

Tekfen Holding AS	207,445	$433,227
Tekstil Bankasi AS (I)	140,973	98,387
Tofas Turk Otomobil Fabrikasi AS	85,375	439,977
Trakya Cam Sanayi AS	338,341	355,472
Tupras Turkiye Petrol Rafinerileri AS	59,207	1,134,192
Turcas Petrol AS	94,177	123,771
Turk Hava Yollari	578,840	1,786,218
Turk Telekomunikasyon AS	171,343	522,480
Turk Traktor ve Ziraat Makineleri AS	7,187	189,762
Turkcell Iletisim Hizmetleri AS (I)	178,635	934,028
Turkcell Iletisim Hizmetleri AS, ADR (I)	45,008	592,305
Turkiye Garanti Bankasi AS	1,160,825	3,985,540
Turkiye Halk Bankasi AS	136,849	867,333
Turkiye Is Bankasi, Class C	768,497	1,791,268
Turkiye Sinai Kalkinma Bankasi AS	956,575	798,558
Turkiye Sise ve Cam Fabrikalari AS	594,294	764,226
Turkiye Vakiflar Bankasi Tao, Class D	797,411	1,553,736
Ulker Biskuvi Sanayi AS	134,348	696,502
Vestel Beyaz Esya Sanayi ve Ticaret AS (I)	121,350	168,008
Vestel Elektronik Sanayi ve Tracaret AS (I)(L)	159,179	125,043
Yapi Kredi Sigorta AS (I)	7,168	64,320
Yapi ve Kredi Bankasi AS	420,181	831,945
Zorlu Enerji Elektrik Uretim AS (I)	139,311	81,703

Ukraine 0.0%		594,024

Kernel Holding SA (I)	40,520	594,024

United States 0.0%		104,101

Integrated Memory Logic, Ltd.	38,883	104,101

	Shares	Value

Preferred Securities 1.9%		$42,827,250

(Cost $54,077,585)

Brazil 1.9%		41,597,819

AES Tiete SA	58,019	488,770
Alpargatas SA	116,622	607,562
Banco ABC Brasil SA	108,261	542,224
Banco Bradesco SA	450,116	5,227,567
Banco Daycoval SA	90,600	301,120
Banco do Estado do Rio Grande do Sul SA	294,300	1,761,397
Banco Industrial e Comercial SA	117,473	197,926
Banco Panamericano SA (I)	166,400	366,841
Banco Pine SA	55,262	217,717
Banco Sofisa SA	73,400	91,060
Bardella SA Industrias Mecanicas	916	18,428
Braskem SA, A Shares (I)	6,300	46,340
Centrais Eletricas Brasileiras SA	84,148	323,409
Centrais Eletricas de Santa Catarina SA (I)	3,700	26,998
Cia de Gas de Sao Paulo, A Shares	3,900	87,629
Cia Energetica do Ceara	13,687	229,460
Cia Ferro Ligas da Bahia - Ferbasa	74,676	420,022
Cia Paranaense de Energia	4,000	47,864

62

Emerging Markets Fund
Fund’s investments
As of 8-31-13

Brazil (continued)

Companhia de Bebidas das Americas	145,700	$5,080,676
Companhia de Transmissao de Energia Eletrica Paulista (I)	20,118	285,840
Companhia Energetica de Minas Gerais	22,458	175,074
Companhia Energetica de Sao Paulo	88,995	792,617
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	38,748	118,390
Eucatex SA Industria e Comercio	24,300	61,617
Forjas Taurus SA	58,514	56,161
Gol Linhas Aereas Inteligentes SA (I)	5,200	18,438
Inepar SA Industria e Construcoes (I)	122,505	53,912
Itau Unibanco Holding SA	414,188	5,034,243
Klabin SA	638,645	3,295,006
Lojas Americanas SA	221,417	1,403,141
Marcopolo SA	466,200	1,297,415
Oi SA	111,900	166,024
Parana Banco SA	21,100	113,638
Petroleo Brasileiro SA	357,356	2,516,222
Randon Participacoes SA	195,400	949,995
Saraiva SA Livreiros Editores	16,800	182,720
Suzano Papel e Celulose SA	266,053	1,048,177
Telefonica Brasil SA	25,000	487,018
Unipar Participacoes SA	854,010	168,228
Usinas Siderurgicas de Minas Gerais SA (I)	560,800	2,423,290
Vale SA	373,439	4,867,643

Chile 0.0%		632,011

Coca-Cola Embonor SA	720	1,799
Embotelladora Andina SA, Class B	86,063	438,352
Sociedad Quimica y Minera de Chile SA	7,394	191,860

Colombia 0.0%		597,420

Bancolombia SA	42,960	597,420
	Shares	Value

Warrants 0.0%		$37,091
(Cost $0)

Bangkokland PCL (Expiration Date: 6-22-18; Strike Price: THB 1.50) (I)	2,183,545	19,672
G J Steel PCL (Expiration Date: 2-7-20; Strike Price: THB 0.15) (I)	3,649,230	14,737
Loxley PCL (Expiration Date: 4-21-16; Strike Price THB 7.00) (I)	12,352	192
Thoresen Thai Agencies PCL (Expiration Date: 9-12-15; Strike Price: THB 17.00) (I)	19,547	2,490

Rights 0.0%		$75,447
(Cost $0)

China Merchants Bank Company, Ltd. (Expiration Date: 9-19-13; Strike Price: HKD
11.68) (I)	269,961	61,272
Cia Sud Americana de Vapores SA (Expiration Date: 9-16-13) (I)(N)	6,606,264	4,014
GMM Grammy PCL (Expiration Date: 9-6-13; Strike Price: THB 10.00) (I)	17,240	3,428
Godrej Properties, Ltd. (Expiration Date: 9-11-13; Strike Price: INR 325.00) (I)	715	741
Land & General BHD (Expiration Date: 9-13-13; Strike Price: MYR 0.13) (I)	339,000	5,160
Polimex-Mostostal SA (Strike Price: PLN 0.52) (I)(N)	505,319	0
Refinaria de Petroleos de Manguinhos SA (Expiration Date: 1-1-14; Strike Price: BRL
0.26) (I)	9,047	379
Viver Incorporadora e Construtora SA (Expiration Date: 9-4-13; Strike Price: BRL 1.00)
(I)	108,048	453

63

Emerging Markets Fund
Fund’s investments
As of 8-31-13

			Shares	Value
Units 0.0%				$277,663

(Cost $413,256)

Brazil 0.0%				277,663

Abril Educacao SA			6,600	91,284
Contax Participacoes SA (I)			24,300	186,379

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 0.0%				$3

(Cost $5)

Malaysia 0.0%				3

K&N Kenanga Holdings BHD	5.000	12/13/13	17,954	3
		Yield (%)	Shares	Value

Securities Lending Collateral 9.1%				$206,083,336

(Cost $206,021,566)

John Hancock Collateral Investment Trust (W)		0.1754(Y)	20,592,477	206,083,336

Short-Term Investments 0.1%				$3,572,597

(Cost $3,572,597)

Money Market Funds 0.1%				3,572,597

State Street Institutional Liquid Reserves Fund		0.0756(Y)	3,572,597	3,572,597

Total investments (Cost $2,438,911,197)† 109.2%				$2,472,077,871

Other assets and liabilities, net (9.2%)				($209,200,280)

Total net assets 100.0%			$2,262,877,591

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

BRL Brazilian Real

HKD Hong Kong Dollars

INR Indian Rupee

MYR Malaysian Ringgit

PLN Polish Zloty

THB Thai Baht

ADR American Depositary Receipts

GDR Global Depositary Receipt

NVDR Non-Voting Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-13.

(N) Strike price and/or expiration date not available.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-13.

64

Emerging Markets Fund
Fund’s investments
As of 8-31-13

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $2,451,318,790. Net unrealized appreciation aggregated $20,759,081, of which $443,546,962 related to appreciated investment securities and $422,787,881 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 8-31-13:

Financials	25.3%
Information Technology	12.8%
Materials	11.9%
Consumer Discretionary	11.1%
Industrials	11.0%
Energy	9.6%
Consumer Staples	8.3%
Telecommunication Services	4.5%
Utilities	3.2%
Health Care	2.3%

100.0%

65

368APOI	8/13
10/13

John Hancock
International Small Company Fund

PORTFOLIO OF INVESTMENTS

8.31.2013

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Common Stocks 99.3%		$514,195,380

(Cost $480,815,912)

Australia 5.8%		29,884,585

Adelaide Brighton, Ltd.	151,493	451,080
Aditya Birla Minerals, Ltd. (I)	40,783	13,578
AED Oil, Ltd. (I)	18,722	0
Ainsworth Game Technology, Ltd.	5,216	18,825
AJ Lucas Group, Ltd. (I)	14,936	18,627
Alkane Resources, Ltd. (I)	43,417	13,401
Alliance Resources, Ltd. (I)	40,937	5,290
Alumina, Ltd. (I)	51,078	45,652
Amalgamated Holdings, Ltd.	26,025	185,699
Amcom Telecommunications, Ltd.	76,299	129,600
Ansell, Ltd.	11,519	198,883
Antares Energy, Ltd. (I)	57,837	25,958
AP Eagers, Ltd.	29,021	119,833
APN News & Media, Ltd. (I)	156,338	48,758
Aquarius Platinum, Ltd. (I)	207,318	143,595
Aquila Resources, Ltd. (I)	79,025	144,214
Arafura Resources, Ltd. (I)	26,667	2,244
ARB Corp., Ltd.	8,257	90,142
Aristocrat Leisure, Ltd.	61,621	246,611
Arrium, Ltd.	451,302	447,465
ASG Group, Ltd. (I)	11,121	3,650
Atlas Iron, Ltd.	124,328	88,045
Aurora Oil and Gas, Ltd. (I)	134,530	392,506
Ausdrill, Ltd.	74,956	97,137
Ausenco, Ltd.	28,203	40,488
Austal, Ltd. (I)	88,141	65,782
Austbrokers Holdings, Ltd. (I)	19,497	187,132
Austin Engineering, Ltd. (L)	22,723	70,131
Australian Agricultural Company, Ltd. (I)	67,338	66,475
Australian Infrastructure Fund	105,229	1,683
Australian Pharmaceutical Industries, Ltd. (I)	118,330	51,117
Automotive Holdings Group	62,432	217,845
AVJennings, Ltd. (I)	46,118	24,058
AWE, Ltd. (I)	173,667	200,542
Bank of Queensland, Ltd.	9,043	76,834
BC Iron, Ltd.	34,191	132,139
Beach Energy, Ltd.	421,976	521,025
Bega Cheese, Ltd.	16,305	45,984
Berkeley Resources, Ltd. (I)	4,742	1,260
Billabong International, Ltd. (I)	23,340	8,772
Blackmores, Ltd.	1,957	47,199
Blackthorn Resources, Ltd. (I)	4,781	1,948
BlueScope Steel, Ltd. (I)	28,201	124,796
Boom Logistics, Ltd. (I)	42,444	5,283
Bradken, Ltd. (L)	62,294	313,265
Breville Group, Ltd.	19,121	149,117
Brickworks, Ltd.	16,854	183,849
BT Investment Management, Ltd.	27,361	89,875
Buru Energy, Ltd. (I)(L)	78,100	118,042
Cabcharge Australia, Ltd.	50,691	185,958
Cape Lambert Iron Ore, Ltd. (I)	117,043	13,491
Cardno, Ltd. (L)	46,393	263,323
Carnarvon Petroleum, Ltd. (I)	75,535	3,771

1

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Australia (continued)

Carsales.com, Ltd.	32,984	325,601
Cash Converters International, Ltd.	104,510	109,100
Cedar Woods Properties, Ltd.	24,477	137,387
Ceramic Fuel Cells, Ltd. (I)(L)	126,217	4,837
Challenger, Ltd.	15,400	70,948
Chandler Macleod, Ltd.	6,197	2,700
Clough, Ltd.	112,454	144,389
Coal of Africa, Ltd. (I)	45,649	4,876
Coalspur Mines, Ltd. (I)	27,065	7,100
Cockatoo Coal, Ltd. (I)	87,990	5,697
Codan, Ltd. (L)	15,311	25,685
Coffey International, Ltd. (I)	31,524	6,128
Collins Foods, Ltd.	21,391	34,172
Compass Resources, Ltd. (I)	15,577	0
Credit Corp. Group, Ltd.	4,455	39,465
Crowe Horwath Australasia, Ltd.	95,840	50,124
CSG, Ltd. (I)	67,390	57,545
CSR, Ltd.	149,470	298,231
CuDECO, Ltd. (I)(L)	21,846	28,403
Cue Energy Resources, Ltd. (I)	32,865	4,235
Data#3, Ltd.	16,909	17,695
David Jones, Ltd. (L)	180,047	451,180
Decmil Group, Ltd.	56,553	118,368
Deep Yellow, Ltd. (I)	56,297	1,498
Discovery Metals, Ltd. (I)	78,992	10,770
Domino's Pizza Enterprises, Ltd.	2,217	27,220
Downer EDI, Ltd.	154,520	567,611
Dragon Mining, Ltd. (I)	2,230	527
Drillsearch Energy, Ltd. (I)(L)	159,949	203,513
DuluxGroup, Ltd.	110,346	442,789
DWS Advanced Business Solutions, Ltd.	13,969	19,225
Echo Entertainment Group, Ltd.	293,206	702,518
Elders, Ltd. (I)	40,650	3,568
Elemental Minerals, Ltd. (I)	11,100	5,087
Emeco Holdings, Ltd.	145,230	23,011
Energy Resources of Australia, Ltd. (I)	93,000	113,338
Energy World Corp., Ltd. (I)	274,968	107,691
Envestra, Ltd.	343,384	345,150
ERM Power Ltd.	20,884	44,611
Ethane Pipeline Income Fund	15,720	24,941
Euroz, Ltd.	8,183	7,526
Evolution Mining, Ltd. (I)	72,052	59,341
Fairfax Media, Ltd. (L)	656,737	311,824
FAR, Ltd. (I)	83,631	3,198
Finbar Group, Ltd.	55,425	63,446
FKP Property Group	36,440	40,355
Fleetwood Corp., Ltd.	11,371	31,229
FlexiGroup, Ltd.	70,555	275,816
Flight Centre, Ltd.	4,986	207,212
Flinders Mines, Ltd. (I)	121,835	4,654
Focus Minerals, Ltd. (I)	509,833	6,788
Forge Group, Ltd.	32,433	151,828
G8 Education, Ltd.	31,034	76,205
Galaxy Resources, Ltd. (I)	16,452	1,376
Geodynamics, Ltd. (I)	31,447	2,796
Gindalbie Metals, Ltd. (I)(L)	66,233	8,780

2

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Australia (continued)

Global Construction Services, Ltd.	1,732	707
Goodman Fielder, Ltd. (I)	601,503	395,940
GrainCorp, Ltd.	33,917	374,978
Grange Resources Corp., Ltd.	51,070	9,461
Greenland Minerals & Energy, Ltd. (I)	39,312	8,449
Gryphon Minerals, Ltd. (I)	26,258	4,875
GUD Holdings, Ltd. (L)	31,285	166,010
Gujarat NRE Coking Coal, Ltd. (I)	21,875	3,310
Gunns, Ltd. (I)	100,882	0
GWA International, Ltd.	78,672	197,938
Hills Industries, Ltd.	66,646	102,078
Horizon Oil, Ltd. (I)	443,056	127,818
Icon Energy, Ltd. (I)	23,206	3,190
iiNET, Ltd.	41,772	218,135
Imdex, Ltd.	37,597	22,927
IMF Australia, Ltd.	16,845	28,945
Independence Group NL	86,185	284,345
Indophil Resources NL (I)	104,144	21,344
Infigen Energy (I)	229,890	56,209
Infomedia, Ltd.	45,314	23,553
International Ferro Metals, Ltd. (I)	9,556	1,428
Intrepid Mines, Ltd. (I)	48,378	12,054
Invocare, Ltd.	13,905	135,682
IOOF Holdings, Ltd.	66,987	504,272
Iress, Ltd.	47,036	368,714
Iron Ore Holdings, Ltd. (I)	4,139	3,376
Ivanhoe Australia, Ltd. (I)	33,868	6,184
JB Hi-Fi, Ltd. (L)	31,127	519,648
Kagara, Ltd. (I)	47,616	5,086
Karoon Gas Australia, Ltd. (I)	22,778	108,060
Kingsgate Consolidated, Ltd.	22,541	44,474
Kingsrose Mining, Ltd. (I)	24,331	9,138
Linc Energy, Ltd. (I)	105,799	138,879
Liquefied Natural Gas, Ltd. (I)	16,074	2,682
Lycopodium, Ltd.	1,265	5,056
M2 Telecommunications Group, Ltd.	37,897	207,978
MACA, Ltd.	40,098	82,732
Macmahon Holdings, Ltd. (I)	196,782	22,486
Macquarie Atlas Roads Group	34,417	71,213
Matrix Composites & Engineering, Ltd. (I)	1,943	1,510
Maverick Drilling & Exploration, Ltd. (I)	70,105	23,223
MaxiTRANS Industries, Ltd.	51,752	59,684
Mayne Pharma Group, Ltd. (I)	182,209	90,549
McMillan Shakespeare, Ltd.	1,176	12,333
McPherson's, Ltd.	20,700	25,792
Medusa Mining, Ltd. (I)	26,583	62,485
Melbourne IT, Ltd.	34,562	51,953
MEO Australia, Ltd. (I)	24,107	1,555
Mermaid Marine Australia, Ltd.	74,012	253,877
Metals X, Ltd. (I)	128,000	11,923
Metminco, Ltd. (I)	88,614	4,502
Mincor Resources NL	36,432	19,707
Mineral Deposits, Ltd. (I)	27,918	74,329
Mineral Resources, Ltd.	44,132	431,559
Mirabela Nickel, Ltd. (I)	82,113	6,015
Molopo Energy, Ltd. (I)	28,437	5,555

3

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Australia (continued)

Monadelphous Group, Ltd. (L)	27,011	444,319
Mortgage Choice, Ltd.	23,179	49,553
Mount Gibson Iron, Ltd.	215,287	137,416
Myer Holdings, Ltd. (L)	206,736	502,565
Mystate, Ltd.	28,572	118,092
Navitas, Ltd.	34,850	192,064
Neon Energy, Ltd. (I)	217,572	57,826
Newsat, Ltd. (I)	230,084	71,697
Nexus Energy, Ltd. (I)	299,265	19,350
NIB Holdings, Ltd.	134,940	255,422
Noble Mineral Resources, Ltd. (I)	41,564	333
Northern Star Resources, Ltd.	108,555	93,580
NRW Holdings, Ltd.	67,326	81,841
Nufarm, Ltd.	54,937	229,396
Oakton, Ltd.	9,591	12,027
OceanaGold Corp. (I)	32,452	57,614
Orocobre, Ltd. (I)	3,375	5,742
OrotonGroup, Ltd.	8,865	51,385
OZ Minerals, Ltd.	99,498	373,067
Pacific Brands, Ltd.	302,056	204,003
Paladin Resources, Ltd. (I)	249,396	124,062
Pan Pacific Petroleum NL (I)	67,247	6,551
PanAust, Ltd.	137,928	265,726
Panoramic Resources, Ltd.	27,777	6,028
PaperlinX, Ltd. (I)	65,071	3,363
Patties Foods, Ltd.	13,226	16,169
Peet, Ltd. (I)	117,084	133,105
Perilya, Ltd. (I)	45,690	8,909
Perpetual, Ltd.	7,643	259,769
Perseus Mining, Ltd. (I)	62,541	43,009
Pharmaxis, Ltd. (I)	39,176	4,665
Phosphagenics, Ltd. (I)	73,179	5,533
Platinum Australia, Ltd. (I)	36,499	2,177
PMP, Ltd. (I)	35,022	10,551
Premier Investments, Ltd.	27,353	197,046
Prima Biomed, Ltd. (I)	37,664	2,884
Primary Health Care, Ltd.	74,820	342,183
Prime Media Group, Ltd.	57,499	54,762
PrimeAG Australia, Ltd. (I)	15,533	5,530
Programmed Maintenance Services, Ltd.	39,697	89,853
QRxPharma, Ltd. (I)	3,546	2,571
Ramelius Resources, Ltd. (I)	58,054	10,831
RCR Tomlinson, Ltd.	41,458	121,074
REA Group, Ltd.	8,788	282,194
Reckon, Ltd.	35,555	71,624
Red Fork Energy, Ltd. (I)	87,713	34,748
Redflex Holdings, Ltd.	5,472	6,043
Reed Resources, Ltd. (I)	14,900	331
Regis Resources, Ltd. (I)	115,412	440,615
Resolute Mining, Ltd.	109,518	92,723
Resource Generation, Ltd. (I)	9,069	1,684
Retail Food Group, Ltd.	38,105	143,322
Rex Minerals, Ltd. (I)	25,561	16,283
Ridley Corp., Ltd. (I)	92,109	65,692
Roc Oil Company, Ltd. (I)	294,813	141,136
Ruralco Holdings, Ltd.	4,468	13,208

4

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Australia (continued)

SAI Global, Ltd.	65,755	248,864
Salmat, Ltd.	15,825	29,447
Samson Oil & Gas, Ltd. (I)	96,490	2,232
Sandfire Resources NL (I)	8,979	49,508
Saracen Mineral Holdings, Ltd. (I)	98,456	23,900
Sedgman, Ltd.	15,038	9,035
Select Harvests, Ltd.	16,217	61,038
Senex Energy, Ltd. (I)	283,286	186,312
Servcorp, Ltd.	10,693	33,725
Service Stream, Ltd.	18,617	2,081
Seven Group Holdings, Ltd. (I)	40,032	266,275
Seven West Media, Ltd.	239,573	498,048
Sigma Pharmaceuticals, Ltd.	366,039	208,158
Silex Systems, Ltd. (I)	30,817	65,580
Silver Chef, Ltd.	815	5,657
Silver Lake Resources, Ltd. (I)	42,292	36,600
Sirtex Medical, Ltd.	5,106	58,883
Skilled Group, Ltd.	70,249	194,611
Slater & Gordon, Ltd.	48,644	145,604
SMS Management & Technology, Ltd.	29,758	120,912
Southern Cross Electrical Engineering, Ltd.	1,200	1,049
Southern Cross Media Group, Ltd.	168,139	251,328
Spark Infrastructure Group	146,495	210,723
Specialty Fashion Group, Ltd.	51,331	42,960
St. Barbara, Ltd. (I)	94,501	67,120
Straits Metals, Ltd. (I)	26,787	330
Strike Energy, Ltd. (I)	35,002	3,084
STW Communications Group, Ltd.	102,616	141,825
Sundance Energy Australia, Ltd. (I)	41,853	41,503
Sundance Resources, Ltd. (I)	390,505	26,951
Sunland Group, Ltd.	38,548	54,371
Super Cheap Auto Group, Ltd.	19,769	215,037
Swick Mining Services, Ltd.	30,800	8,212
Tanami Gold NL (I)	35,275	1,750
Tap Oil, Ltd. (I)	77,522	35,848
Tassal Group, Ltd.	38,102	99,648
Technology One, Ltd.	71,665	124,987
Ten Network Holdings, Ltd. (I)	662,148	179,383
TFS Corp., Ltd. (I)	25,702	14,183
The Reject Shop, Ltd. (L)	10,731	161,327
The Trust Company, Ltd.	3,112	16,062
Thorn Group, Ltd.	15,982	31,631
Tiger Resources, Ltd. (I)	161,281	36,959
Tox Free Solutions, Ltd.	51,646	152,752
TPG Telecom, Ltd.	56,387	180,137
Transfield Services, Ltd.	79,262	80,405
Transpacific Industries Group, Ltd. (I)	410,130	351,537
Treasury Group, Ltd.	6,211	44,570
Troy Resources NL (I)	16,658	26,096
UGL, Ltd. (L)	59,365	389,887
Unity Mining, Ltd. (I)	20,172	1,406
UXC, Ltd.	90,235	88,270
Village Roadshow, Ltd.	26,040	143,193
Virgin Australia Holdings, Ltd. (I)	359,004	124,761
Virgin Australia Holdings, Ltd. (U.S. Exchange) (I)	252,517	1,124
Vision Eye Institute, Ltd. (I)	55,907	35,747

5

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Australia (continued)

Vocus Communications, Ltd.	15,798	31,406
Warrnambool Cheese & Butter Factory Company Holding, Ltd.	2,490	9,978
Watpac, Ltd. (I)	13,238	7,731
WDS, Ltd.	18,432	11,959
Webjet, Ltd.	5,758	21,246
Western Areas NL	62,002	160,834
Western Desert Resources, Ltd. (I)	102,010	61,022
White Energy Company, Ltd. (I)	29,677	5,012
Whitehaven Coal, Ltd. (I)	208,282	366,958
Wide Bay Australia, Ltd.	4,752	21,134
Windimurra Vanadium, Ltd. (I)	3,366	0
Wotif.com Holdings, Ltd. (L)	37,845	154,243

Austria 0.9%		4,637,583

A-TEC Industries AG (I)	1,566	0
Agrana Beteiligungs AG	898	116,262
AMS AG	1,846	144,831
Austria Technologie & Systemtechnik AG	1,610	16,485
CA Immobilien Anlagen AG (I)	1,728	22,197
CAT Oil AG	4,813	82,692
DO & CO AG	1,984	83,778
EVN AG	8,462	106,899
Flughafen Wien AG	3,419	218,634
Kapsch Trafficcom AG	1,178	47,870
Lenzing AG	3,487	248,981
Mayr-Melnhof Karton AG	2,871	308,265
Oesterreichische Post AG	11,569	481,466
Palfinger AG	4,540	147,834
POLYTEC Holding AG	3,684	30,762
RHI AG	9,842	310,310
Rosenbauer International AG	1,341	101,037
S IMMO AG (I)	19,434	119,129
Schoeller-Bleckmann Oilfield Equipment AG	3,744	395,861
Semperit AG Holding	2,788	119,349
Strabag SE	1,920	41,223
Telekom Austria AG	75,477	542,546
UNIQA Versicherungen AG	6,906	97,822
Wienerberger AG	48,890	707,386
Zumtobel AG	11,734	145,964

Bahamas 0.0%		88,460

United International Enterprises	510	88,460

Belgium 1.1%		5,822,355

Ablynx NV (I)	10,297	94,708
Ackermans & Van Haaren NV	9,050	811,440
AGFA Gevaert NV (I)	89,593	177,343
AGFA Gevaert NV, ADR - Strip VVPR (I)	5,388	7
Arseus NV	8,934	253,864
Atenor Group	171	7,214
Banque Nationale de Belgique	65	231,152
Barco NV	4,894	350,057
Bekaert SA	15,640	556,013
Compagnie d'Entreprises CFE	3,589	194,945
Compagnie Immobiliere de Belgique SA (I)	592	27,361
Compagnie Maritime Belge SA	5,192	122,802

6

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Belgium (continued)

D'ieteren SA	7,873	364,291
Deceuninck Plastics NV (I)	14,114	24,436
Econocom Group	18,664	143,053
Elia System Operator SA	10,160	424,172
Elia System Operator SA - Strip VVPR (I)	576	1
Euronav NV (I)	3,699	20,384
EVS Broadcast Equipment SA	5,232	354,892
Exmar NV	11,216	133,602
Galapagos NV (I)	6,319	123,443
Gimv NV	640	30,608
Ion Beam Applications SA (I)	6,698	52,404
Kinepolis Group NV	1,437	183,849
Lotus Bakeries SA	50	42,952
MDxHealth (I)	4,665	16,524
Melexis NV	6,229	151,863
Mobistar SA	1,644	24,490
Nyrstar (I)	24,075	112,197
Nyrstar - Strip VVPR (I)	7,875	10
Picanol (I)	592	18,503
Recticel SA	6,564	42,075
Resilux	18	1,527
RHJ International (I)	23,382	115,262
Roularta Media Group NV (I)	668	10,160
Sapec SA	305	17,651
Sioen Industries NV	234	2,177
Sipef SA	1,363	95,566
Tessenderlo Chemie NV	6,449	155,456
ThromboGenics NV (I)(L)	6,765	204,972
Van de Velde NV	2,675	128,929

Bermuda 0.4%		2,050,527

Archer, Ltd. (I)	19,203	15,999
Catlin Group, Ltd.	99,663	721,817
Frontline, Ltd. (I)(L)	11,160	27,503
Golden Ocean Group, Ltd. (I)	54,737	69,561
Hiscox, Ltd.	111,665	1,115,886
Hoegh LNG Holdings, Ltd. (I)	9,702	73,749
Northern Offshore, Ltd.	18,330	26,012

Canada 9.6%		49,523,519

5N Plus, Inc. (I)	17,289	36,932
Aastra Technologies, Ltd	2,534	46,744
Absolute Software Corp.	7,265	48,833
Acadian Timber Corp.	4,303	50,657
Advantage Oil & Gas, Ltd. (I)	74,864	272,220
Aecon Group, Inc.	25,228	309,691
AG Growth International, Inc.	5,100	170,775
AGF Management, Ltd., Class B	28,799	349,974
Aimia, Inc.	11,394	173,295
Ainsworth Lumber Company, Ltd. (I)	44,103	121,427
Akita Drilling, Ltd.	300	3,842
Alamos Gold, Inc. (L)	43,258	705,976
Alaris Royalty Corp.	7,200	235,830
Alexco Resource Corp. (I)	6,700	14,439
Algoma Central Corp.	1,600	21,494
Algonquin Power & Utilities Corp.	56,353	360,599

7

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Canada (continued)

Alliance Grain Traders, Inc.	6,414	99,258
Alterra Power Corp. (I)	16,806	4,787
Altius Minerals Corp. (I)	2,400	25,087
Altus Group, Ltd.	7,634	80,739
Amica Mature Lifestyles, Inc.	10,700	90,208
Anderson Energy, Ltd. (I)	20,300	2,795
Andrew Peller, Ltd.	1,275	16,826
Angle Energy, Inc. (I)	37,403	97,298
Antrim Energy, Inc. (I)	500	40
Arsenal Energy, Inc.	3,793	17,825
Asanko Gold, Inc. (I)	3,731	10,556
Atrium Innovations, Inc. (I)	8,300	130,178
ATS Automation Tooling Systems, Inc. (I)	31,991	385,423
Augusta Resource Corp. (I)	13,400	28,115
Aura Minerals, Inc. (I)	11,783	1,119
AuRico Gold, Inc.	31,499	134,872
AutoCanada, Inc.	1,900	61,133
Avalon Rare Metals, Inc. (I)	8,025	6,324
Axia NetMedia Corp. (I)	9,200	17,382
B2Gold Corp. (I)	199,353	529,942
Badger Daylighting, Ltd.	5,320	294,966
Ballard Power Systems, Inc. (I)(L)	9,800	14,328
Bankers Petroleum, Ltd. (I)	105,586	355,863
Bellatrix Exploration, Ltd. (I)	37,205	238,072
Birch Mountain Resources, Ltd. (I)	11,200	1
Birchcliff Energy, Ltd. (I)	34,888	235,170
Bird Construction, Inc.	16,379	175,250
Black Diamond Group, Ltd.	12,917	288,189
BlackPearl Resources, Inc. (I)	55,740	109,014
BMTC Group, Inc., Class A (I)	3,096	37,535
Bonterra Energy Corp.	8,178	400,165
Boralex, Inc. (I)	9,400	94,598
Brigus Gold Corp. (I)	11,925	7,019
Brookfield Residential Properties, Inc. (I)	2,187	43,281
Burcon Nutrascience Corp. (I)	1,800	5,554
Calfrac Well Services, Ltd.	12,197	380,281
Calian Technologies, Ltd.	4,058	70,696
Calvalley Petroleums, Inc. (I)	6,543	9,007
Canaccord Financial, Inc. (L)	39,837	237,139
Canacol Energy, Ltd. (I)	44,693	166,331
Canada Bread Company, Ltd.	2,640	147,878
Canada Lithium Corp. (I)	152,728	56,550
Canadian Energy Services & Technology Corp.	18,884	309,444
Canadian Western Bank	21,399	606,640
Canam Group, Inc. (I)	15,936	145,849
CanElson Drilling, Inc.	31,500	181,230
Canexus Corp.	50,737	364,644
Canfor Corp. (I)	19,501	384,910
Canfor Pulp Products, Inc.	13,360	115,551
Cangene Corp. (I)	3,800	7,757
CanWel Building Materials Group, Ltd.	23,300	57,072
Canyon Services Group, Inc.	24,600	274,190
Capital Power Corp.	25,662	503,348
Capstone Infrastructure Corp.	26,962	100,087
Capstone Mining Corp. (I)	119,800	250,223
Cardero Resource Corp. (I)	7,700	1,316

8

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Canada (continued)

Carpathian Gold, Inc. (I)	20,000	3,228
Cascades, Inc.	31,418	169,722
Cathedral Energy Services, Ltd.	11,360	52,632
CCL Industries, Inc.	8,078	552,798
Celestica, Inc. (I)	63,402	674,169
Centerra Gold, Inc.	24,076	152,004
Cequence Energy, Ltd. (I)	64,292	92,779
Cervus Equipment Corp.	1,600	30,077
China Gold International Resources Corp., Ltd. (I)	71,100	264,608
Chinook Energy, Inc. (I)	4,791	4,276
Churchill Corp.	7,100	58,105
Cineplex, Inc.	10,770	400,002
Claude Resources, Inc. (I)	21,200	6,340
Cline Mining Corp. (I)	9,200	120
CML Healthcare, Inc.	27,361	278,208
Cogeco Cable, Inc.	3,652	167,674
Cogeco, Inc.	1,100	48,039
Colabor Group, Inc.	3,600	15,038
COM DEV International, Ltd. (I)	35,729	141,790
Computer Modelling Group, Ltd.	4,800	113,563
Connacher Oil and Gas, Ltd. (I)	57,057	11,647
Constellation Software, Inc.	1,700	278,814
Contrans Group, Inc., Class A	7,532	75,084
Copper Mountain Mining Corp. (I)(L)	16,975	28,525
Corby Distilleries, Ltd.	3,522	70,855
Corridor Resources, Inc. (I)	11,000	8,877
Corus Entertainment, Inc.	29,790	714,134
Cott Corp.	8,000	63,920
Cott Corp. (U.S. Exchange)	32,331	259,065
Crew Energy, Inc. (I)	46,873	267,452
Crocotta Energy, Inc. (I)	24,000	61,293
Davis & Henderson Corp.	20,667	509,955
DeeThree Exploration, Ltd. (I)	29,200	249,502
Delphi Energy Corp. (I)(L)	72,367	99,622
Denison Mines Corp. (I)	184,719	210,446
DHX Media, Ltd.	24,090	65,640
DirectCash Payments, Inc.	3,724	71,949
Dominion Diamond Corp. (I)	28,019	350,603
Dominion Diamond Corp. (New York Stock Exchange) (I)	2,500	31,450
Dorel Industries, Inc., Class B	10,074	344,312
DragonWave, Inc. (I)	2,598	7,054
DragonWave, Inc. (New York Stock Exchange) (I)(L)	4,900	13,230
Duluth Metals, Ltd. (I)	17,000	20,659
Dundee Precious Metals, Inc. (I)	19,524	122,523
E-L Financial Corp., Ltd.	74	45,440
Eastern Platinum, Ltd. (I)	112,023	7,445
easyhome, Ltd.	700	9,098
Eco Oro Minerals Corp. (I)	4,600	2,620
EcoSynthetix, Inc. (I)	3,185	12,095
Enbridge Income Fund Holdings, Inc.	16,746	369,802
Endeavour Silver Corp. (I)	6,200	30,726
Endeavour Silver Corp. (U.S. Exchange) (I)	1,400	6,972
Enerflex, Ltd.	12,443	166,923
Energy Fuels, Inc. (I)	68,461	13,649
Enghouse Systems, Ltd.	3,500	81,942
Ensign Energy Services, Inc.	19,322	322,492

9

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Canada (continued)

Entree Gold, Inc. (I)	7,500	2,243
Epsilon Energy, Ltd. (I)	12,800	40,224
Equal Energy, Ltd.	729	3,454
Equal Energy, Ltd. (U.S. Exchange)	2,743	13,029
Equitable Group, Inc.	1,700	70,611
Essential Energy Services, Ltd.	57,270	145,717
Evertz Technologies, Ltd.	7,228	99,159
Excellon Resources, Inc. (I)	4,320	7,916
Exchange Income Corp.	1,066	24,522
Exco Technologies, Ltd.	9,290	58,300
Exeter Resource Corp. (I)	7,379	6,305
EXFO, Inc. (I)	1,300	5,928
EXFO, Inc. (U.S. Exchange) (I)	7,212	32,866
Extendicare, Inc. (L)	36,200	225,455
Firm Capital Mortgage Investment Corp.	1,400	16,269
First Majestic Silver Corp (I)	18,800	266,302
First National Financial Corp.	600	10,476
FirstService Corp.	5,680	198,393
Forsys Metals Corp. (I)	15,300	7,553
Fortress Paper, Ltd. (I)	2,404	16,867
Fortuna Silver Mines, Inc. (I)	55,059	228,432
Fortune Minerals, Ltd. (I)	3,334	1,108
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	3,700	47,387
Gasfrac Energy Services, Inc. (I)(L)	18,100	30,416
Genesis Land Development Corp. (I)	100	344
Genivar, Inc.	12,378	286,270
Genworth MI Canada, Inc.	6,180	165,164
Glacier Media, Inc.	8,800	11,697
Glentel, Inc.	5,800	73,897
Gluskin Sheff & Associates, Inc.	6,852	135,505
GLV, Inc., Class A (I)	1,851	5,975
GMP Capital, Inc.	19,948	108,518
Gran Tierra Energy, Inc. (I)	95,342	651,725
Great Canadian Gaming Corp. (I)	20,929	212,410
Great Panther Silver, Ltd. (I)	18,350	21,080
Great Panther Silver, Ltd. (New York Stock Exchange) (I)	1,300	1,482
Guardian Capital Group, Ltd.	200	2,601
Guyana Goldfields, Inc. (I)	15,200	32,758
Hanfeng Evergreen, Inc. (I)	3,700	4,707
Heroux-Devtek, Inc.	13,976	111,060
High Liner Foods, Inc.	900	29,667
HND Group, Inc.	700	14,820
Home Capital Group, Inc.	5,312	322,916
Horizon North Logistics, Inc.	39,033	253,105
HudBay Minerals, Inc.	57,990	380,984
IMAX Corp. (I)	5,565	152,109
IMAX Corp. (U.S. Exchange) (I)(L)	1,800	49,392
Imperial Metals Corp. (I)	14,800	172,126
Imris, Inc. (I)	3,000	6,010
Innergex Renewable Energy, Inc.	33,777	276,424
International Forest Products, Ltd. (I)	23,555	241,521
International Tower Hill Mines, Ltd. (I)	4,097	2,373
Intertape Polymer Group, Inc.	9,400	129,403
Ithaca Energy, Inc. (I)	140,966	263,650
Ivanhoe Energy, Inc. (I)	10,800	7,075

10

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Canada (continued)

Just Energy Group, Inc. (L)	66,999	406,459
K-Bro Linen, Inc.	1,839	57,791
KAB Distribution, Inc. (I)	18,405	2
Katanga Mining, Ltd. (I)	66,538	34,744
Kelt Exploration, Ltd. (I)	5,196	39,169
Killam Properties, Inc.	20,699	198,874
Kingsway Financial Services, Inc. (I)	2,175	6,133
Kirkland Lake Gold, Inc. (I)(L)	33,309	142,622
Labrador Iron Mines Holdings, Ltd. (I)	2,897	1,430
Lake Shore Gold Corp. (I)	49,733	24,553
Laramide Resources, Ltd. (I)	11,400	6,169
Laurentian Bank of Canada	10,778	453,611
Le Chateau, Inc. (I)	2,400	11,438
Legacy Oil & Gas, Inc. (I)	58,052	337,851
Leisureworld Senior Care Corp.	12,633	128,093
Leon's Furniture, Ltd.	7,809	94,304
Lightstream Resources, Ltd. (L)	75,972	521,483
Linamar Corp.	17,537	546,106
Liquor Stores N.A., Ltd.	9,895	152,563
Long Run Exploration, Ltd. (I)	44,529	188,127
Lucara Diamond Corp. (I)	122,592	115,225
MacDonald Dettwiler & Associates, Ltd.	5,148	397,598
Mainstreet Equity Corp. (I)	1,600	44,508
Major Drilling Group International, Inc. (L)	17,132	109,952
Manitoba Telecom Services, Inc.	7,500	239,960
Maple Leaf Foods, Inc.	35,629	465,108
Martinrea International, Inc.	31,118	349,793
Maxim Power Corp. (I)	6,300	19,439
MBAC Fertilizer Corp. (I)(L)	2,900	5,809
McCoy Corp.	1,100	6,684
Mediagrif Interactive Technologies, Inc.	600	11,165
Medical Facilities Corp.	11,141	166,063
Mega Brands, Inc. (I)	7,351	107,477
Mega Uranium, Ltd. (I)	26,600	2,399
Melcor Developments, Ltd.	4,900	90,064
Mercator Minerals, Ltd. (I)	13,175	1,438
Migao Corp. (L)	3,400	3,744
Minera Andes Acquisition Corp. (I)	10,147	27,263
Mood Media Corp. (I)	12,087	13,082
Morneau Shepell, Inc.	15,055	185,954
Mullen Group, Ltd.	30,066	720,751
Nautilus Minerals, Inc. (I)	20,040	8,562
Nevada Copper Corp. (I)	6,158	13,154
Nevsun Resources, Ltd.	99,555	315,688
New Flyer Industries, Inc.	15,187	158,315
New Millennium Iron Corp. (I)	2,000	1,348
Newalta, Inc.	18,522	268,871
NGEx Resources, Inc. (I)	12,011	22,236
Niko Resources, Ltd. (I)	29,700	138,166
Norbord, Inc.	9,523	239,318
Nordion, Inc. (I)	24,267	190,763
North American Energy Partners, Inc. (I)	1,632	7,856
North American Palladium, Ltd. (I)(L)	25,300	25,553
North American Palladium, Ltd. (Toronto Exchange) (I)(L)	55,400	57,856
Northern Dynasty Minerals, Ltd. (I)	6,576	13,048
Novagold Resources, Inc. (I)	19,400	52,861

11

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Canada (continued)

NuVista Energy, Ltd. (I)	43,102	303,633
Orvana Minerals Corp. (I)	9,998	4,841
Osisko Mining Corp. (I)	3,116	15,472
Paladin Labs, Inc. (I)	4,223	240,759
Pan American Silver Corp.	58,699	716,113
Paramount Resources, Ltd. (I)	4,155	131,991
Parex Resources, Inc. (I)	42,755	234,619
Parkland Fuel Corp.	23,300	384,905
Pason Systems, Inc.	22,154	450,736
Perpetual Energy, Inc. (I)	12,832	12,914
Petaquilla Minerals, Ltd. (I)	10,038	3,431
Petrobank Energy & Resources, Ltd. (I)	20,469	8,259
Petrominerales, Ltd.	37,966	232,489
PHX Energy Services Corp.	6,831	68,291
Pilot Gold, Inc. (I)	4,070	4,405
Platino Energy Corp. (I)	2,800	2,924
Platinum Group Metals, Ltd. (I)	11,200	12,441
Points International, Ltd. (I)(L)	3,410	74,785
Polymet Mining Corp. (I)(L)	20,250	15,765
Precision Drilling Corp.	33,948	334,226
Premium Brands Holdings Corp.	7,221	129,159
Primero Mining Corp. (I)	26,357	149,889
Pulse Seismic, Inc.	28,891	115,476
Pure Technologies, Ltd. (I)	6,300	28,770
QLT, Inc. (I)	8,200	33,787
Quebecor, Inc.	14,636	313,619
Questerre Energy Corp. (I)	26,400	25,565
Reitmans Canada, Ltd.	1,503	13,128
Reitmans Canada, Ltd., Class A (L)	22,570	210,850
Richelieu Hardware, Ltd.	2,800	110,479
Richmont Mines, Inc. (I)	3,200	5,134
Ritchie Brothers Auctioneers, Inc. (L)	17,929	332,224
RMP Energy, Inc. (I)	46,017	218,442
Rock Energy, Inc. (I)	373	637
Rocky Mountain Dealerships, Inc.	6,328	67,588
Rogers Sugar, Inc.	33,151	184,120
RONA, Inc.	50,950	519,997
RS Technologies, Inc. (I)	184	2
Rubicon Minerals Corp. (I)	21,100	32,653
Russel Metals, Inc. (L)	22,157	553,662
Sabina Gold & Silver Corp. (I)	8,968	10,387
San Gold Corp. (I)	20,836	3,956
Sandstorm Gold, Ltd. (I)	6,400	41,014
Sandvine Corp. (I)	72,744	131,220
Santonia Energy, Inc. (I)	33,400	48,833
Savanna Energy Services Corp.	34,333	251,964
Scorpio Mining Corp. (I)	24,416	8,809
Sears Canada, Inc.	10,168	112,946
Secure Energy Services, Inc.	9,534	121,291
SEMAFO, Inc.	47,507	99,678
Shawcor, Ltd.	5,310	210,878
Sherritt International Corp.	118,842	415,208
Shore Gold, Inc. (I)	400	72
Sierra Wireless, Inc. (I)	11,249	139,051
Sierra Wireless, Inc. (U.S. Exchange) (I)	2,900	35,728
Silver Standard Resources, Inc. (I)	12,191	102,778

12

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Canada (continued)

Southern Pacific Resource Corp. (I)	72,856	32,510
SouthGobi Energy Resources, Ltd. (I)	4,080	4,764
Sprott Resource Corp. (L)	45,670	121,405
Sprott, Inc.	28,851	75,873
Spyglass Resources Corp. (L)	22,338	36,689
St Andrew Goldfields, Ltd. (I)	15,500	5,445
Stantec, Inc.	375	17,228
Stantec, Inc. (Toronto Exchange)	8,568	393,056
Stella-Jones, Inc.	900	84,805
Stornoway Diamond Corp. (I)	2,566	1,267
Strad Energy Services, Ltd.	8,902	29,580
Student Transportation of America, Ltd.	13,910	87,160
SunOpta, Inc. (I)	22,862	205,765
SunOpta, Inc. (U.S. Exchange) (I)	2,100	18,795
Superior Plus Corp.	42,100	439,266
Surge Energy, Inc.	34,169	192,369
Tag Oil, Ltd. (I)(L)	20,222	86,010
Taseko Mines, Ltd. (I)	5,290	10,897
Taseko Mines, Ltd. (Toronto Exchange) (I)	22,500	45,927
Tembec, Inc. (I)	40,748	92,846
Teranga Gold Corp. (I)	17,598	12,029
Teranga Gold Corp., ADR (I)	3,505	2,379
The Cash Store Financial Services, Inc.	1,710	3,490
The Descartes Systems Group, Inc. (I)	10,532	112,189
The North West Company, Inc.	16,137	354,668
Theratechnologies, Inc. (I)	6,398	1,822
Timmins Gold Corp. (I)	66,972	130,345
TORC Oil & Gas, Ltd. (I)(L)	5,900	9,018
Toromont Industries, Ltd.	13,743	294,092
Torstar Corp., Class B	32,264	184,094
Total Energy Services, Inc.	10,539	160,191
Transcontinental, Inc., Class A	24,316	316,041
TransForce, Inc.	25,266	498,699
TransGlobe Energy Corp. (I)	30,627	213,136
Transition Therapeutics, Inc. (I)	3,200	13,671
Trican Well Service, Ltd.	54,044	759,890
Trinidad Drilling, Ltd.	45,242	390,010
Tuscany International Drilling, Inc. (I)	500	55
Twin Butte Energy, Ltd. (L)	106,031	183,211
UEX Corp. (I)	14,600	6,515
Uni-Select, Inc.	6,540	139,269
Valener, Inc.	12,908	192,646
Vecima Networks, Inc. (I)	2,921	13,284
Veresen, Inc.	5,812	66,270
Vicwest, Inc.	5,763	67,571
Virginia Mines, Inc. (I)	3,063	31,523
Vitran Corp., Inc. (I)	300	1,296
Wajax Corp.	6,347	212,772
Wesdome Gold Mines, Ltd. (I)	11,600	7,048
West Fraser Timber Company, Ltd.	6,481	513,164
Western Energy Services Corp.	22,926	183,922
Western Forest Products, Inc.	33,100	44,624
Westport Innovations, Inc. (I)(L)	2,300	63,273
Whistler Blackcomb Holdings, Inc.	11,451	146,766
Whitecap Resources, Inc.	49,430	520,909
Wi-Lan, Inc.	55,498	181,252

13

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Canada (continued)

Winpak, Ltd.	9,100	185,836
Xtreme Drilling and Coil Services Corp. (I)	6,548	19,582
Zargon Oil & Gas, Ltd.	10,661	74,090
Zenith Epigenetics Corp. (I)	5,300	2,164

Cayman Islands 0.0%		16,271

Endeavour Mining Corp. (I)	20,900	16,271

China 0.0%		136,035

Aupu Group Holding Company, Ltd.	108,000	11,008
Bund Center Investment, Ltd.	222,000	36,402
Delong Holdings, Ltd. (I)	45,500	12,128
HanKore Environment Tech Group, Ltd. (I)	84,000	3,411
Sino Grandness Food Industry Group, Ltd. (I)	36,000	33,758
Sound Global, Ltd. (I)	79,000	39,328

Colombia 0.0%		18,676

Pacific Rubiales Energy Corp.	987	18,676

Cyprus 0.1%		297,690

Bank of Cyprus PLC (I)	157,222	0
Deep Sea Supply PLC (I)	19,635	31,914
ProSafe SE	26,162	232,569
Songa Offshore SE (I)	31,458	33,207

Denmark 1.5%		7,988,957

ALK-Abello A/S	1,799	150,888
Alm Brand A/S (I)	33,471	109,073
Ambu A/S	1,495	51,522
Auriga Industries (I)	5,953	210,231
Bang & Olufsen A/S (I)	7,164	66,005
Bavarian Nordic A/S (I)	11,114	126,004
BoConcept Holding A/S	75	1,143
Brodrene Hartmann A/S	800	18,851
D/S Norden A/S	6,864	242,616
DFDS A/S	1,456	96,080
East Asiatic Company, Ltd. AS (I)	2,528	40,944
Fluegger A/S	225	14,869
Genmab A/S (I)	10,447	308,836
GN Store Nord A/S	43,544	895,049
Gronlandsbanken AB	20	2,195
Harboes Bryggeri A/S	441	6,135
IC Companys A/S	3,014	87,034
Jeudan A/S	492	50,907
Jyske Bank AS (I)	19,610	903,472
NKT Holding A/S	8,097	364,898
Nordjyske Bank A/S	1,190	21,495
Pandora A/S	10,314	370,606
Parken Sport & Entertainment A/S (I)	864	12,247
PER Aarsleff A/S	827	95,385
Ringkjoebing Landbobank AS	1,164	219,677
Rockwool International A/S, B Shares	2,189	344,813
Royal Unibrew AS	3,238	365,404
Schouw & Company A/S	4,906	172,440
Simcorp A/S (I)	11,721	367,559
Solar Holdings A/S	2,890	146,408
Spar Nord Bank A/S (I)	31,135	223,396

14

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Denmark (continued)

Sydbank A/S (I)	22,090	533,053
TK Development A/S (I)	8,834	8,528
Topdanmark A/S (I)	11,480	290,140
Vestas Wind Systems A/S (I)	55,798	1,039,979
Vestjysk Bank A/S (I)	3,265	6,647
Zealand Pharma A/S (I)	2,138	24,428

Faroe Islands 0.0%		59,886

Bakkafrost P/F	4,779	59,886

Finland 2.6%		13,252,676

Ahlstrom OYJ	2,379	32,036
Aktia Bank OYJ	7,313	69,976
Alma Media OYJ	10,711	43,173
Amer Sports OYJ	42,751	845,637
Apetitt OYJ	930	21,205
Aspo OYJ	3,465	24,456
Atria PLC	2,503	25,340
BasWare OYJ	1,318	32,835
Biotie Therapies OYJ (I)	35,851	16,110
Cargotec Corp. OYJ	13,137	443,805
Caverion Corp. (I)	39,502	256,862
Citycon OYJ	99,549	310,398
Cramo OYJ	3,712	58,366
Digia PLC	2,622	11,815
Elektrobit Corp.	9,773	12,396
Elisa OYJ, Class A	54,577	1,147,437
F-Secure OYJ	38,302	86,488
Finnair OYJ	35,466	140,598
Finnlines OYJ (I)	2,378	19,384
Fiskars Corp.	11,949	287,678
HKScan OYJ	5,218	25,923
Huhtamaki OYJ	29,001	566,405
Ilkka-Yhtyma OYJ	2,083	8,479
Kemira OYJ	42,097	662,643
Kesko OYJ, A Shares	1,917	60,263
Kesko OYJ, B Shares	22,023	664,215
Konecranes OYJ	18,010	559,616
Lassila & Tikanoja OYJ (I)	10,137	194,865
Lemminkainen OYJ	993	19,751
Metsa Board OYJ, Series B	88,841	277,931
Neste Oil OYJ	52,692	966,313
Okmetic OYJ	2,212	13,960
Olvi OYJ, Series A	5,156	173,554
Oriola-KD OYJ	29,378	89,275
Orion OYJ, Series B	21,154	490,107
Orion OYJ, Series A	6,771	158,402
Outokumpu OYJ (I)(L)	144,436	86,850
Outotec OYJ (L)	57,733	747,463
PKC Group OYJ	7,087	205,583
Ponsse OYJ	1,465	13,065
Poyry OYJ (I)	12,889	63,119
Raisio OYJ	42,168	195,060
Ramirent OYJ	26,482	284,832
Rapala VMC OYJ	617	3,971
Rautaruukki OYJ	20,526	144,865

15

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Finland (continued)

Ruukki Group OYJ (I)	20,289	10,190
Sanoma OYJ	14,882	107,960
Scanfil PLC	3,007	3,616
Sievi Capital PLC (I)	3,082	4,353
Stockmann OYJ ABP, Series A	1,949	33,928
Stockmann OYJ ABP, Series B	7,056	122,693
Talvivaara Mining Company PLC (I)	90,559	12,585
Technopolis PLC	30,810	183,194
Teleste OYJ	1,377	7,242
Tieto OYJ	24,201	481,849
Tikkurila OYJ	13,250	298,577
Uponor OYJ	24,921	442,266
Vacon PLC	3,999	276,218
Vaisala OYJ (I)	3,370	85,799
YIT OYJ	45,085	619,701

France 4.2%		21,672,321

ABC Arbitrage	1,775	12,073
Air France KLM (I)	53,194	400,380
Akka Technologies SA	641	19,566
ALBIOMA	6,438	126,542
Alcatel-Lucent (I)	388,816	1,002,018
Altamir Amboise	3,756	45,712
Alten SA	9,193	370,087
Altran Technologies SA (I)	51,932	378,706
April Group SA	6,582	137,446
Archos SA (I)(L)	3,176	16,757
Assystem SA	4,749	107,747
Atari SA (I)	3,415	3,882
AtoS	120	8,907
Audika Groupe (I)	166	1,882
Axway Software SA	728	17,136
Beneteau SA (I)	17,083	214,263
Bigben Interactive (I)	107	1,060
BioMerieux SA	4,170	417,234
Boiron SA	2,707	160,653
Bonduelle SCA	5,499	127,131
Bongrain SA	1,532	105,246
Bourbon SA	17,662	462,074
Boursorama (I)	8,786	78,961
Bull SA (I)	19,925	67,386
Burelle SA	123	67,781
Catering International Services	256	7,785
Cegedim SA (I)	1,622	40,929
Cegid SA	1,783	41,291
Cie des Alpes	1,909	39,736
Ciments Francais SA	2,237	137,146
Club Mediterranee SA (I)	4,985	114,624
Compagnie Plastic Omnium SA	7,666	505,742
Derichebourg SA (I)	30,974	94,788
Devoteam SA	1,307	16,566
Eiffage SA	6,420	340,453
Electricite de Strasbourg SA	142	18,388
Esso SAF	513	33,227
Etablissements Maurel et Prom SA	18,722	308,468
Euler Hermes SA	1,076	121,589

16

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

France (continued)

Euro Disney SCA (I)	3,416	20,513
Exel Industries SA	185	8,315
Faiveley Transport	1,756	122,254
Faurecia (I)	17,647	447,831
Fimalac	2,383	122,338
Fleury Michon SA	344	17,981
GameLoft SA (I)	10,627	90,517
Gaumont SA	489	24,242
GEA	126	13,222
GL Events SA	3,290	74,250
Groupe Eurotunnel SA	31,669	234,525
Groupe Steria SA	6,749	101,476
Guerbet SA	180	21,707
Haulotte Group SA (I)	4,229	39,610
Havas SA	92,745	673,190
Hi-Media SA (I)	4,726	11,179
Ingenico SA	3,864	269,572
Interparfums SA	3,068	105,758
Ipsen SA	5,166	191,157
IPSOS	12,659	486,196
Jacquet Metal Service	4,671	69,634
Korian	3,378	88,219
Lagardere SCA	39,934	1,214,273
Laurent-Perrier	543	47,651
Lectra	5,258	39,333
LISI	1,564	203,855
Maisons France Confort	1,083	36,071
Manitou BF SA	1,754	25,331
Manutan International	908	47,294
Marseill Tunnel Prado-Carena	219	8,061
Medica SA	10,883	236,321
Mersen	3,157	82,726
Metropole Television SA	18,150	347,293
Montupet	2,372	54,847
Naturex	1,868	144,677
Neopost SA (L)	11,337	793,123
Nexans SA	9,495	537,539
Nexity SA	9,689	356,691
NextRadioTV	546	11,091
NicOx SA (I)(L)	3,195	10,115
Norbert Dentressangle SA	1,271	120,965
NRJ Group (I)	2,509	21,716
Orpea	10,001	459,680
Osiatis SA	2,211	28,024
Parrot SA (I)	1,686	47,374
Peugeot SA (I)(L)	89,492	1,267,418
Pierre & Vacances SA (I)	1,815	38,381
Rallye SA	9,462	332,833
Recylex SA (I)	2,379	9,118
Remy Cointreau SA	919	96,682
Robertet SA	258	52,349
Rubis SCA	11,508	696,204
Saft Groupe SA	11,110	269,866
Samse SA	285	24,243
Sartorius Stedim Biotech	544	85,875
SEB SA	6,799	526,841

17

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

France (continued)

Seche Environnement SA	1,623	58,764
Sequana SA (I)	920	7,428
Societe d'Edition de Canal Plus	21,988	154,020
Societe Industrielle d'Aviations Latecoere SA (I)	1,647	21,012
Societe Internationale de Plantations d'Heveas SA	288	21,466
Societe Television Francaise 1	42,715	569,127
SOITEC (I)	51,366	119,439
Solocal Group (I)	30,172	67,360
Somfy SA	383	90,070
Sopra Group SA	1,754	147,390
St. Dupont SA (I)	16,508	6,972
Stallergenes SA	507	37,838
Stef SA	1,579	88,795
Store Electronic (I)	124	1,765
Sword Group	1,316	22,437
Synergie SA	2,038	28,641
Technicolor SA (I)	31,720	150,709
Teleperformance	19,264	868,812
Tessi SA	410	46,536
Theolia SA (I)	10,701	23,760
Thermador Groupe	1,084	85,960
Touax SA	271	6,508
Trigano SA (I)	2,853	45,191
UBISOFT Entertainment (I)	36,509	551,522
Union Financiere de France Banque SA	577	12,583
Valneva SE (I)	3,912	16,049
Vetoquinol SA	456	16,416
Vicat SA	5,347	348,396
Viel & Compagnie SA	6,515	22,226
Vilmorin & Compagnie SA	1,633	194,422
Virbac SA	755	138,308
VM Materiaux SA (I)	539	12,823
Vranken-Pommery Monopole Group SA	407	10,667

Gabon 0.0%		133,020

Total Gabon SA	211	133,020

Germany 5.1%		26,525,182

Aareal Bank AG (I)	21,708	588,164
ADVA Optical Networking SE (I)	13,454	69,631
Air Berlin PLC (I)	5,366	12,783
Aixtron AG, ADR (I)	3,360	52,349
Aixtron SE NA (I)	13,587	212,515
Allgeier SE	1,897	36,051
Amadeus Fire AG	1,170	70,823
Aurubis AG	8,222	474,327
Balda AG	3,880	21,379
Bauer AG	3,572	83,344
BayWa AG	5,268	252,935
Bechtle AG	6,895	334,054
Bertrandt AG	1,134	124,934
Bijou Brigitte AG	1,741	154,890
Bilfinger SE	68	6,288
Biotest AG	323	27,613
Borussia Dortmund GmbH & Company KGaA	27,856	130,107
Cancom AG	4,955	138,690

18

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Germany (continued)

Carl Zeiss Meditec AG	10,155	309,430
Celesio AG	34,202	712,923
CENIT AG	2,997	36,410
CENTROTEC Sustainable AG	4,066	74,314
Cewe Color Holding AG	2,266	110,698
Comdirect Bank AG	14,328	135,564
CompuGroup Medical AG	9,736	208,406
Constantin Medien AG (I)	7,438	16,028
CropEnergies AG	7,965	63,657
CTS Eventim AG	7,188	303,071
DAB Bank AG	3,886	17,463
Data Modul AG	635	11,205
Delticom AG	2,284	116,656
Deufol SE (I)	3,614	5,491
Deutsche Beteiligungs AG	222	5,626
Deutsche Wohnen AG	61,464	1,078,861
Deutz AG (I)	37,738	340,079
Dialog Semiconductor PLC (I)	23,925	435,547
Dr Hoenle AG	593	8,928
Draegerwerk AG & Company KGaA	986	99,450
Drillisch AG	19,160	400,795
Duerr AG	4,056	272,050
Eckert & Ziegler AG	2,133	76,241
Elmos Semiconductor AG	4,483	53,752
ElringKlinger AG	11,052	401,796
Euromicron AG	1,373	30,304
Evotec AG (I)(L)	34,788	120,586
First Sensor AG (I)	680	6,822
Freenet AG (I)	38,674	912,117
Fuchs Petrolub AG	2,533	173,194
Gerresheimer AG	10,669	644,332
Gerry Weber International AG	4,364	196,231
Gesco AG	1,167	101,808
GFK AG	5,703	313,755
GFT Technologies AG	3,465	23,212
Gigaset AG (I)	4,683	4,642
Gildemeister AG	22,589	503,226
Grammer AG	5,254	187,952
Grenkeleasing AG	1,123	98,704
GSW Immobilien AG	17,410	758,941
H&R AG (I)	1,666	19,962
Hamburger Hafen und Logistik AG	9,989	223,410
Hawesko Holding AG	1,017	52,426
Heidelberger Druckmaschinen AG (I)(L)	115,600	311,430
Homag Group AG	1,517	29,646
Indus Holding AG	10,323	332,968
Init Innovation In Traffic Systems AG	1,078	31,107
Intershop Communications AG (I)	2,654	5,880
Isra Vision AG	1,225	52,855
Jenoptik AG	21,084	288,337
Joyou AG (I)	308	4,926
Kloeckner & Company SE (I)	44,926	578,824
Koenig & Bauer AG	4,281	82,450
Kontron AG	18,337	99,307
Krones AG	4,922	416,955
KSB AG	73	44,006

19

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Germany (continued)

KUKA AG	9,672	406,682
KWS Saat AG	861	276,673
Leoni AG	12,569	689,631
LPKF Laser & Electronics AG	8,835	140,916
Manz AG (I)	872	54,857
MasterFlex AG (I)	414	3,030
Mediclin AG (I)	8,179	44,320
Medigene AG (I)	3,374	3,879
MLP AG	14,178	92,973
Mobotix AG	402	9,088
Mologen AG (I)	1,266	19,832
Morphosys AG (I)	4,205	304,048
Muehlbauer Holding AG & Company KGaA	397	9,265
MVV Energie AG	2,452	71,851
Nemetschek AG	1,967	116,578
Nordex AG (I)	26,497	308,732
Norma Group	12,656	509,033
OHB AG	2,619	61,519
Patrizia Immobilien AG (I)	12,862	114,166
Pfeiffer Vacuum Technology AG	3,724	433,661
Plambeck Neue Energien AG	16,577	65,886
PSI AG	2,339	42,314
PVA TePla AG	1,400	3,741
QSC AG	42,179	197,360
R Stahl AG	823	38,264
Rational AG	466	138,577
Rheinmetall AG	15,900	779,569
Rhoen-Klinikum AG	39,678	921,659
RIB Software AG	7,057	57,532
SAF-Holland SA (I)	16,905	184,132
Salzgitter AG	3,009	114,181
Schaltbau Holding AG	680	31,245
SGL Carbon SE (L)	2,341	74,084
SHW AG	490	20,668
Singulus Technologies AG (I)	9,647	17,977
Sixt AG	6,249	149,319
SKW Stahl-Metallurgie Holding AG	2,060	29,126
Sky Deutschland AG (I)	71,430	598,630
SMA Solar Technology AG	4,351	139,621
SMT Scharf AG	1,261	37,296
Softing AG	838	11,015
Software AG	8,708	266,719
Solarworld AG (I)	13,581	8,098
Stada Arzneimittel AG	21,836	1,056,493
Stroer Out-of-Home Media AG (I)	6,487	94,248
Suss Microtec AG (I)	4,892	43,222
TAG Immobilien AG	28,673	335,188
Takkt AG	9,177	169,434
Technotrans AG	2,268	25,043
Telegate AG	848	7,129
Tipp24 SE (I)	2,167	143,019
Tom Tailor Holding AG (I)(L)	5,865	122,500
Tomorrow Focus AG	802	4,099
TUI AG (I)	55,781	646,580
Vossloh AG	2,354	194,056
VTG AG	4,122	75,007

20

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Germany (continued)

Wacker Chemie AG (L)	4,167	408,973
Wacker Neuson SE (L)	9,310	124,843
Washtec AG	1,640	21,374
Wincor Nixdorf AG	10,001	627,164
Wire Card AG	559	17,496
XING AG	764	75,934

Gibraltar 0.1%		520,732

888 Holdings PLC	43,550	96,982
Bwin.Party Digital Entertainment PLC (I)	248,582	423,750

Greece 0.4%		2,075,265

Alapis Holding Industrial and Commercial SA of Pharmaceutical (I)	1,810	98
Athens Water Supply and Sewage Company SA	3,582	28,494
Bank of Greece SA	2,764	46,340
Diagnostic & Therapeutic Center of Athens Hygeia SA (I)	12,760	6,346
Ellaktor SA (I)	24,344	64,840
Euromedica SA (I)	681	243
Folli Follie Group (I)	4,652	104,472
Fourlis Holdings SA (I)	4,529	13,622
Frigoglass SA (I)	4,334	26,816
GEK Terna Holding Real Estate Construction SA (I)	7,981	21,359
Halcor SA (I)	11,405	14,731
Hellenic Exchanges SA Holding Clearing Settlement and Registry (I)	12,107	88,850
Hellenic Petroleum SA	13,225	120,544
Hellenic Telecommunications Organization SA (I)	30,102	271,598
Iaso SA (I)	5,049	6,666
Intracom Holdings SA (I)	28,550	15,342
Intralot SA-Integrated Lottery Systems & Services	15,750	31,403
J&P-Avax SA (I)	7,584	14,829
JUMBO SA (I)	12,865	135,743
Marfin Investment Group SA (I)	74,177	27,477
Metka SA	3,626	47,696
Motor Oil Hellas Corinth Refineries SA (I)	10,921	101,742
Mytilineos Holdings SA (I)	15,661	82,735
National Bank of Greece SA (I)	9,038	36,229
OPAP SA	25,523	252,872
Piraeus Bank SA (I)	16,600	24,148
Piraeus Port Authority SA	881	19,465
Public Power Corp. SA	13,908	131,131
Sidenor Steel Products Manufacturing Company SA (I)	4,142	8,456
Terna Energy SA (I)	4,035	14,963
Thessaloniki Port Authority SA	488	15,218
Titan Cement Company SA (I)	10,568	204,888
TT Hellenic Postbank SA (I)	20,725	0
Viohalco Hellenic Copper and Aluminum Industry SA (I)	18,237	95,909

Guernsey, Channel Islands 0.0%		6,779

Tethys Petroleum, Ltd. (I)	10,200	6,779

Hong Kong 3.5%		17,937,992

Alco Holdings, Ltd.	54,000	10,498
Allied Group, Ltd.	18,000	56,871
Allied Properties HK, Ltd.	726,000	100,833
Apac Resources, Ltd. (I)	720,000	13,870
APT Satellite Holdings, Ltd.	85,500	79,698

21

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Hong Kong (continued)

Asia Financial Holdings, Ltd.	66,000	27,549
Asia Satellite Telecom Holdings Company, Ltd.	35,220	131,732
Asia Standard International Group	354,000	78,921
Associated International Hotels, Ltd.	26,000	80,470
Bonjour Holdings, Ltd.	450,000	90,976
Brightoil Petroleum Holdings Ltd (I)	934,000	157,301
Brockman Mining, Ltd. (I)(L)	855,430	46,279
Burwill Holdings Ltd. (I)	464,000	7,233
Cafe de Coral Holdings, Ltd.	118,000	369,572
Century City International Holdings, Ltd.	164,000	11,818
Champion Technology Holdings, Ltd.	489,743	8,767
Chen Hsong Holdings, Ltd.	40,000	12,623
Chevalier International Holdings, Ltd.	40,000	72,177
China Daye Non-Ferrous Metals Mining, Ltd. (I)	944,000	23,604
China Electronics Corp. Holdings Co Ltd. (I)	152,000	28,207
China Energy Development Holdings, Ltd. (I)	658,000	10,489
China Metal International Holdings, Inc.	58,000	15,412
China Nuclear Industry 23 International Corp., Ltd. (I)	6,000	820
China Resources and Transportation Group, Ltd. (I)	1,100,000	53,197
China Solar Energy Holdings Ltd. (I)	127,000	2,948
China Strategic Holdings, Ltd. (I)	610,000	11,249
China Ting Group Holdings, Ltd.	124,000	7,753
China Tycoon Beverage Holdings, Ltd. (I)	104,000	1,140
China WindPower Group, Ltd. (I)	560,000	20,172
Chong Hing Bank, Ltd.	45,000	167,388
Chow Sang Sang Holdings International, Ltd.	116,000	317,529
Chu Kong Shipping Enterprise Group Company, Ltd.	104,000	41,539
Chuang's Consortium International, Ltd. (I)	164,021	19,234
Citic Telecom International Holdings, Ltd.	368,000	96,983
City Telecom HK, Ltd.	31,000	9,869
CK Life Sciences International Holdings, Inc.	1,270,000	106,041
Convenience Retail Asia, Ltd.	68,000	49,631
CP Lotus Corp. (I)	280,000	8,068
Cross-Harbour Holdings, Ltd.	22,000	17,970
CSI Properties, Ltd	2,266,333	84,507
CST Mining Group, Ltd. (I)	2,383,040	23,906
Culture Landmark Investment, Ltd. (I)	41,400	3,951
Culturecom Holdings, Ltd. (I)(L)	100,000	17,771
Dah Sing Banking Group, Ltd.	110,400	155,912
Dah Sing Financial Holdings, Ltd.	48,800	227,444
Dan Form Holdings Company, Ltd.	66,000	7,214
Dickson Concepts International, Ltd.	94,000	52,793
Dingyi Group Investment, Ltd. (I)	125,000	9,188
DMX Technologies Group, Ltd.	34,000	5,451
Dorsett Hospitality International, Ltd.	299,000	67,937
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Entertainment Hotel, Ltd.	215,000	78,500
Emperor International Holdings, Ltd.	320,250	81,548
Emperor Watch & Jewellery, Ltd.	1,310,000	98,018
ENM Holdings, Ltd. (I)	60,000	3,315
EPI Holdings, Ltd. (I)	930,000	28,106
Esprit Holdings, Ltd.	630,150	1,073,332
eSun Holdings, Ltd. (I)	113,000	15,435
Fairwood, Ltd.	29,500	61,770
Far East Consortium International, Ltd.	467,439	151,274
Fortune Oil PLC	245,548	33,753

22

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Hong Kong (continued)

Fountain SET Holdings, Ltd. (I)	170,000	23,047
G-Resources Group, Ltd. (I)	6,207,000	222,793
Get Nice Holdings, Ltd.	1,244,000	50,383
Giordano International, Ltd.	377,708	362,227
Glorious Sun Enterprises, Ltd.	88,000	18,185
Goldin Properties Holdings, Ltd. (I)	89,000	47,604
Guangnan Holdings, Ltd.	108,000	13,354
Guotai Junan International Holdings, Ltd.	151,000	58,835
Haitong International Securities Group, Ltd.	194,520	95,145
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Hao Tian Resources Group, Ltd. (I)	704,000	35,746
Harbour Centre Development, Ltd.	37,500	69,367
HKR International, Ltd.	393,600	183,499
Hong Kong Aircraft Engineering Company, Ltd.	12,400	167,903
Hong Kong Television Network, Ltd.	1,717	10,731
Hongkong Chinese, Ltd.	216,000	41,955
Hop Hing Group Holdings Ltd.	412,000	18,338
Hopewell Holdings, Ltd.	221,000	701,175
Hsin Chong Construction Group, Ltd. (I)	78,000	10,655
Hung Hing Printing Group, Ltd.	76,216	11,068
Hutchison Telecommunications Hong Kong Holdings, Ltd.	434,000	188,277
Hybrid Kinetic Group, Ltd. (I)	650,000	7,028
HyComm Wireless, Ltd. (I)	26,000	3,018
Imagi International Holdings, Ltd. (I)	591,500	6,163
IRC, Ltd. (I)	400,000	42,154
IT, Ltd.	234,808	66,019
Johnson Electric Holdings, Ltd.	530,000	347,174
K Wah International Holdings, Ltd.	471,611	220,927
Keck Seng Investments, Ltd.	1,000	534
King Stone Energy Group, Ltd. (I)	120,000	5,029
Kingston Financial Group, Ltd.	1,860,000	153,100
Kowloon Development Company, Ltd.	135,000	162,126
Lai Sun Development (I)	3,946,333	113,098
Lee's Pharmaceutical Holdings, Ltd.	70,000	57,681
Lifestyle International Holdings, Ltd.	161,000	346,575
Lippo China Resources, Ltd.	666,000	19,441
Lippo, Ltd.	31,250	15,121
Liu Chong Hing Investment, Ltd.	60,000	112,108
Luen Thai Holdings, Ltd.	103,000	40,752
Luk Fook Holdings International, Ltd.	104,000	353,893
Lung Kee Holdings, Ltd.	48,000	18,229
Magnificent Estates	438,000	21,409
Man Wah Holdings, Ltd.	94,000	113,157
Melco International Development, Ltd.	277,000	630,896
Midland Holdings, Ltd.	322,000	121,937
Ming Fai International Holdings, Ltd.	41,000	4,711
Ming Fung Jewellery Group, Ltd. (I)	870,000	30,276
Miramar Hotel & Investment Company, Ltd.	8,000	10,236
Mongolia Energy Company, Ltd. (I)	130,000	4,430
National Electronic Holdings, Ltd.	40,000	5,051
Natural Beauty Bio-Technology, Ltd.	230,000	14,620
Neo-Neon Holdings, Ltd. (I)	228,000	47,684
New Times Energy Corp., Ltd. (I)	24,400	1,944
NewOcean Energy Holdings, Ltd.	342,000	220,297
Next Media, Ltd. (I)	144,000	14,277
Norstar Founders Group, Ltd. (I)	168,000	0

23

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Hong Kong (continued)

Orange Sky Golden Harvest Entertainment Holdings, Ltd. (I)	295,000	15,367
Oriental Watch Holdings, Ltd.	190,000	58,152
Pacific Andes International Holdings, Ltd.	342,870	14,785
Pacific Basin Shipping, Ltd.	632,000	394,011
Pacific Textile Holdings, Ltd.	153,000	178,862
Paliburg Holdings, Ltd.	71,380	22,938
Paradise Entertainment, Ltd. (I)	92,000	20,994
PCCW, Ltd.	687,000	310,844
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	322,000	16,293
Pico Far East Holdings, Ltd.	204,000	66,608
Playmates Holdings, Ltd.	52,000	53,873
PNG Resources Holdings, Ltd.	792,000	19,513
Polytec Asset Holdings, Ltd. (I)	500,000	61,079
Public Financial Holdings, Ltd.	48,000	21,114
PYI Corp., Ltd.	1,100,801	26,893
Regal Hotels International Holdings, Ltd.	195,200	100,059
Richfield Group Holdings, Ltd.	176,000	4,452
Rising Development Holdings (I)	104,000	10,854
SA SA International Holdings, Ltd.	302,000	320,661
SEA Holdings, Ltd.	52,000	30,258
Shenyin Wanguo HK, Ltd.	75,000	24,563
Shougang Concord Technology Holdings (I)	556,000	30,695
Shun Tak Holdings, Ltd.	549,250	283,862
Silver Base Group Holdings, Ltd. (I)	258,000	43,516
Sing Tao News Corp., Ltd.	58,000	7,683
Singamas Container Holdings, Ltd.	670,000	150,600
Sinocop Resources Holdings, Ltd. (I)	160,000	9,505
Sitoy Group Holdings, Ltd.	76,000	33,103
SmarTone Telecommunications Holdings, Ltd.	124,500	179,755
SOCAM Development, Ltd.	116,927	135,213
Solomon Systech International, Ltd. (I)	504,000	21,950
Soundwill Holdings, Ltd.	42,000	79,472
Stella International Holdings, Ltd.	159,500	390,949
Stelux Holdings International, Ltd.	200,000	72,254
Sun Hung Kai & Company, Ltd.	262,318	143,420
Sun Innovation Holdings, Ltd. (I)	400,000	6,821
Superb Summit International Group, Ltd. (I)	1,183,000	57,809
TAI Cheung Holdings, Ltd.	82,000	63,972
Tan Chong International, Ltd.	63,000	21,123
Tao Heung Holdings, Ltd.	95,000	72,147
Techtronic Industries Company	192,500	468,378
Television Broadcasts, Ltd.	106,600	696,404
Texwinca Holdings, Ltd.	236,000	222,411
The Hongkong & Shanghai Hotels, Ltd.	99,500	143,235
Titan Petrochemicals Group, Ltd. (I)	600,000	19,034
Tom Group, Ltd. (I)	154,000	21,597
Tongda Group Holdings, Ltd.	1,210,000	71,414
Tradelink Electronic Commerce, Ltd.	138,000	28,587
Transport International Holdings, Ltd.	88,000	193,442
Trinity, Ltd. (L)	352,000	122,468
TSC Offshore Group, Ltd. (I)	135,000	50,341
Tse Sui Luen Jewellery International, Ltd.	34,000	16,354
Tysan Holdings, Ltd.	106,000	38,180
United Laboratories International Holdings, Ltd. (I)	224,500	80,381
Value Partners Group, Ltd.	264,000	149,838

24

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Hong Kong (continued)

Varitronix International, Ltd.	142,000	126,574
Victory City International Holdings, Ltd.	363,653	50,147
Vitasoy International Holdings, Ltd.	162,000	204,907
VST Holdings Company, Ltd.	204,400	38,351
Wai Kee Holdings, Ltd.	72,000	17,655
Wang On Group, Ltd.	940,000	15,595
Wing Hang Bank, Ltd.	63,500	611,921
Wing On Company International, Ltd.	17,000	48,102
Wing Tai Properties, Ltd.	68,000	41,318
Xinyi Glass Holdings Company, Ltd.	566,000	527,460
YGM Trading, Ltd.	22,000	48,938

Ireland 1.5%		7,745,195

Aer Lingus Group PLC (I)	25,626	57,303
Beazley PLC	181,281	559,053
C&C Group PLC	62,603	347,025
DCC PLC (Irish Stock Exchange)	26,347	1,044,839
FBD Holdings PLC (I)	9,931	202,024
Glanbia PLC	43,057	574,478
Greencore Group PLC	141,641	325,410
Henderson Group PLC	332,360	849,846
IFG Group PLC (I)	16,014	28,153
Irish Continental Group PLC	3,305	106,136
Kenmare Resources PLC (I)	214,459	87,118
Kingspan Group PLC	38,438	594,430
Paddy Power PLC	6,497	522,460
Smurfit Kappa Group PLC	94,704	1,923,240
UBM PLC	20,115	215,400
United Drug PLC	58,681	308,280

Isle of Man 0.0%		27,770

Exillon Energy PLC (I)	2,774	6,007
Hansard Global PLC	11,952	21,763

Israel 1.2%		6,006,526

Africa Israel Investments, Ltd. (I)	37,952	66,681
Africa Israel Properties, Ltd. (I)	3,376	44,929
Airport City, Ltd. (I)	7,701	58,527
AL-ROV Israel, Ltd. (I)	722	19,841
Alrov Properties And Lodgings, Ltd. (I)	484	11,906
Amot Investments, Ltd.	15,275	42,706
AudioCodes, Ltd. (I)	2,505	16,013
Avgol Industries 1953, Ltd.	11,336	9,633
Azorim-Investment Development & Construction Company, Ltd. (I)	28,861	26,306
Babylon, Ltd.	5,123	38,509
Bayside Land Corp.	184	45,820
Blue Square Real Estate, Ltd.	208	7,238
Cellcom Israel, Ltd. (I)	10,559	115,363
Ceragon Networks, Ltd. (I)	4,174	15,639
Clal Biotechnology Industries, Ltd. (I)	6,202	11,793
Clal Industries & Investments, Ltd.	23,556	99,657
Clal Insurance Enterprise Holdings, Ltd.	7,277	125,888
Compugen, Ltd. (I)	6,402	63,888
Delek Automotive Systems, Ltd.	7,899	78,961
Delta Galil Industries, Ltd.	3,158	59,773
Elbit Systems, Ltd.	6,242	279,506

25

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Israel (continued)

Electra Israel, Ltd.	513	63,520
Evogene, Ltd. (I)	9,016	59,398
EZchip Semiconductor, Ltd. (I)	2,348	68,995
EZchip Semiconductor, Ltd. (U.S. Exchange) (I)	2,588	73,758
First International Bank of Israel, Ltd.	7,634	111,623
Formula Systems, Ltd.	1,691	39,771
Frutarom Industries, Ltd.	12,348	201,881
Gilat Satellite Networks, Ltd. (I)	5,111	24,547
Gilat Satellite Networks, Ltd. (Frankfurt Exchange) (I)	621	2,944
Given Imaging, Ltd. (I)	2,096	38,365
Hadera Paper, Ltd. (I)	503	30,389
Harel Insurance Investments & Financial Services, Ltd.	4,077	215,839
Industrial Buildings Corp.	11,196	17,565
Israel Discount Bank, Ltd. (I)	253,531	396,944
Ituran Location & Control, Ltd.	3,407	62,870
Jerusalem Oil Exploration (I)	3,071	100,090
Kamada, Ltd. (I)	3,846	50,026
Kardan Yazamut, Ltd. (I)	1,745	168
Magic Software Enterprises, Ltd.	2,657	17,439
Matrix IT, Ltd.	9,853	51,191
Mazor Robotics, Ltd. (I)	6,469	47,152
Melisron, Ltd.	3,687	92,649
Mellanox Technologies, Ltd. (I)	4,348	171,398
Menorah Mivtachim Holdings, Ltd. (I)	10,287	113,058
Migdal Insurance Holdings, Ltd.	76,702	113,036
Mizrahi Tefahot Bank, Ltd.	7,295	77,962
Naphtha Israel Petroleum Corp., Ltd. (I)	12,717	73,761
NICE Systems, Ltd.	4,166	157,802
NICE Systems, Ltd., ADR	7,622	289,636
Nitsba Holdings 1995, Ltd. (I)	12,427	153,211
Nova Measuring Instruments, Ltd. (I)	8,212	74,142
Oil Refineries, Ltd. (I)	204,443	79,769
Ormat Industries, Ltd. (I)	16,555	99,473
Osem Investments, Ltd.	5,160	105,881
Partner Communications Company, Ltd.	21,885	160,791
Paz Oil Company, Ltd. (I)	1,232	189,554
Perion Network, Ltd. (I)	699	7,462
Phoenix Group Holdings	47,031	545,536
Plasson Industries, Ltd.	449	13,763
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,722	86,723
Shikun & Binui, Ltd.	53,364	122,673
Shufersal, Ltd.	25,929	102,752
Strauss Group, Ltd.	9,797	155,100
The Phoenix Holdings, Ltd.	23,033	78,296
Tower Semiconductor, Ltd. (I)	3,859	16,964
Union Bank of Israel, Ltd. (I)	2,889	12,082

Italy 3.2%		16,555,257

A2A SpA	441,083	383,437
ACEA SpA	18,335	169,359
Aeroporto di Venezia Marco Polo SpA	5,677	99,115
Alerion Cleanpower SpA	3,853	16,610
Amplifon SpA	35,403	187,124
Ansaldo STS SpA	33,546	289,857
Arnoldo Mondadori Editore SpA (I)	17,499	22,230
Astaldi SpA	17,730	135,893

26

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Italy (continued)

Autogrill SpA (I)	35,555	559,934
Azimut Holding SpA	35,238	756,800
Banca Finnat Euramerica SpA	10,675	4,212
Banca Generali SpA	18,125	408,595
Banca IFIS SpA	5,519	68,953
Banca Monte dei Paschi di Siena SpA (I)(L)	643,346	185,612
Banca Piccolo Credito Valtellinese Scarl (I)	57,910	73,321
Banca Popolare dell'Emilia Romagna SCRL (I)	89,818	638,033
Banca Popolare dell'Etruria e del Lazio (I)	1,871	1,523
Banca Popolare di Milano SpA (I)(L)	787,891	395,689
Banca Popolare di Sondrio SCRL	48,721	268,111
Banca Profilo SpA	23,984	7,593
Banco di Desio e della Brianza SpA	4,149	11,478
Banco Popolare SC (I)	191,172	271,540
BasicNet SpA (I)	1,902	3,894
Brembo SpA	11,013	251,029
Brunello Cucinelli Spa	7,111	210,521
Buzzi Unicem SpA	27,302	366,170
Cairo Communication SpA	9,146	47,215
Caltagirone Editore SpA (I)	5,211	5,510
Cementir SpA	16,168	50,386
CIR-Compagnie Industriali Riunite SpA (I)	187,652	264,155
Credito Bergamasco SpA	711	10,927
Credito Emiliano SpA	30,822	173,046
Danieli & C Officine Meccaniche SpA	4,650	120,860
Datalogic SpA	2,667	23,841
De' Longhi Clima SpA (I)	18,320	18,472
De' Longhi SpA	16,959	251,591
DeA Capital SpA (I)	4,303	7,325
DiaSorin SpA	6,837	276,505
Ei Towers SpA	2,951	110,070
Engineering Ingegneria Informatica SpA	2,056	88,183
ERG SpA	23,689	230,399
Esprinet SpA	5,551	27,526
Eurotech SpA (I)	3,019	4,979
Falck Renewables SpA (I)	12,963	16,259
Fiera Milano SpA (I)	2,228	13,031
Finmeccanica SpA (I)	103,091	527,288
Fondiaria-SAI SpA (I)	162,070	305,809
Gas Plus	265	1,526
Gemina SpA (I)	93,528	185,102
Geox SpA	15,381	38,952
Gruppo Beghelli SpA (I)	11,564	5,158
Gruppo Editoriale L'Espresso SpA (I)	46,761	59,694
Gruppo Mutuionline SpA	889	4,341
Gtech SpA	7,609	214,074
Hera SpA	174,231	343,566
IMMSI SpA (I)	28,561	15,652
Indesit Company SpA	19,346	152,900
Industria Macchine Automatiche SpA	4,695	122,841
Interpump SpA	32,223	331,202
Iren SpA	195,043	225,489
Italcementi SpA	27,907	179,968
Italmobiliare SpA (I)	2,729	65,359
Juventus Football Club SpA (I)	144,708	38,844
KME Group SpA (I)	26,355	10,160

27

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Italy (continued)

Landi Renzo SpA (I)	9,280	11,289
MARR SpA	10,396	134,579
Mediaset SpA (I)	159,722	654,906
Mediolanum SpA	34,404	239,878
Milano Assicurazioni SpA (I)	25,516	16,157
Nice SpA	3,458	12,182
Piaggio & C SpA	50,033	128,946
Poltrona Frau SpA (I)	20,920	52,252
Prelios SpA (I)	11,532	9,232
Premafin Finanziaria SpA (I)	26,879	6,104
Prysmian SpA	26,574	590,042
Recordati SpA	29,781	335,699
Reply SpA	1,989	113,090
Sabaf SpA	962	15,194
Safilo Group SpA (I)	13,971	245,210
Saras SpA (I)	52,964	63,935
Snai SpA (I)	2,766	2,986
Societa Iniziative Autostradali e Servizi SpA	23,492	214,543
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	437	20,652
Societa' Cattolica di Assicurazioni SCRL	17,799	399,581
Socotherm SpA (I)	2,703	244
Sogefi SpA	21,868	82,370
SOL SpA	8,923	66,345
Sorin SpA (I)	107,753	288,917
Tod's SpA	2,196	392,687
Trevi Finanziaria SpA	17,515	142,536
Unione di Banche Italiane SCPA	227,157	1,094,776
Unipol Gruppo Finanziario SpA	80,180	289,100
Vianini Lavori SpA	4,074	18,768
Vittoria Assicurazioni SpA	10,447	103,466
Yoox SpA (I)	12,662	391,893
Zignago Vetro SpA	10,467	62,860

Japan 22.4%		115,846,953

A&D Company, Ltd.	5,600	33,434
Accordia Golf Company, Ltd.	320	346,017
Achilles Corp.	58,000	73,510
ADEKA Corp.	30,391	330,079
Aderans Company, Ltd.	7,000	99,735
Advan Company, Ltd.	2,100	23,895
Advanex, Inc.	2,000	2,045
Aeon Delight Company, Ltd.	500	8,803
Aeon Fantasy Company, Ltd.	3,900	52,537
AGORA Hospitality Group Company, Ltd. (I)	74,000	26,920
Ahresty Corp.	6,200	46,889
AI Holdings Corp.	12,100	122,941
Aica Kogyo Company, Ltd.	14,700	265,547
Aichi Bank, Ltd.	3,800	164,485
Aichi Corp.	17,100	78,433
Aichi Steel Corp.	37,000	183,201
Aichi Tokei Denki Company, Ltd.	6,000	16,818
Aida Engineering, Ltd.	18,200	144,648
Ain Pharmaciez, Inc.	3,300	137,162
Aiphone Company, Ltd.	6,600	107,372
Airport Facilities Company, Ltd.	8,100	57,596
Aisan Industry Company, Ltd.	8,900	85,260

28

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Aizawa Securities Company, Ltd.	12,700	66,256
Akebono Brake Industry Company, Ltd.	27,400	116,990
Akita Bank, Ltd.	81,000	215,817
Alconix Corp.	500	9,287
Alinco, Inc.	3,800	32,486
Allied Telesis Holdings KK	6,100	5,513
Alpen Company, Ltd.	5,100	97,358
Alpha Corp.	1,000	10,445
Alpha Systems, Inc.	1,120	12,271
Alpine Electronics, Inc.	16,415	159,588
Alps Electric Company, Ltd.	52,800	376,629
Alps Logistics Company, Ltd.	2,000	20,282
Altech Corp.	4,500	46,226
Amano Corp.	19,000	189,431
Amiyaki Tei Company., Ltd.	10	29,040
Amuse, Inc.	3,200	68,309
Anest Iwata Corp.	12,000	51,968
Anritsu Corp.	10,297	125,032
AOC Holdings, Inc.	12,000	38,042
AOI Electronics Company, Ltd.	700	9,372
AOKI Holdings, Inc.	5,900	169,496
Aomori Bank, Ltd.	85,000	216,478
Aoyama Trading Company, Ltd.	11,200	276,003
Arakawa Chemical Industries, Ltd.	5,100	42,636
Arata Corp.	14,000	49,386
Araya Industrial Company, Ltd.	21,000	31,124
Arc Land Sakamoto Company, Ltd. (I)	7,000	99,762
Arcs Company, Ltd.	10,184	185,285
Argo Graphics, Inc.	2,600	41,472
Ariake Japan Company, Ltd.	6,300	141,064
Arisawa Manufacturing Company, Ltd.	11,700	63,212
Arnest One Corp.	11,500	238,463
Artnature, Inc.	1,600	34,107
As One Corp. (L)	5,400	102,800
Asahi Broadcasting Corp.	900	6,462
Asahi Company, Ltd. (I)	5,000	78,522
Asahi Diamond Industrial Company, Ltd.	20,400	190,816
Asahi Holdings, Inc.	7,800	130,384
Asahi Kogyosha Company, Ltd.	2,000	7,015
Asahi Net, Inc.	3,000	12,436
Asahi Organic Chemicals Industry Company, Ltd.	31,000	64,456
ASATSU-DK, Inc.	10,800	255,130
Ashimori Industry Company, Ltd. (I)	14,000	17,056
ASKA Pharmaceutical Company, Ltd.	7,000	49,342
ASKUL Corp.	3,000	58,621
Asunaro Aoki Construction Company, Ltd.	4,000	22,463
Atsugi Company, Ltd.	40,000	41,812
Autobacs Seven Company, Ltd.	19,500	277,060
Avex Group Holdings, Inc.	8,200	230,260
Awa Bank, Ltd.	71,000	354,734
Axell Corp.	3,300	63,301
Bando Chemical Industries, Ltd.	29,000	109,521
Bank of Iwate, Ltd.	6,400	272,731
Bank of Kochi, Ltd.	37,000	41,700
Bank of Nagoya, Ltd.	54,000	184,218
Bank of Okinawa, Ltd.	6,188	240,936

29

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Bank of Saga, Ltd.	57,000	113,919
Bank of the Ryukyus, Ltd.	15,900	198,175
Belc Company, Ltd.	3,900	65,478
Belluna Company, Ltd.	8,150	76,420
Benefit One, Inc.	15	25,603
Best Bridal, Inc.	3,200	21,439
Best Denki Company, Ltd. (I)	25,700	35,045
BIC Camera, Inc. (L)	222	96,251
Biofermin Pharmaceutical Company, Ltd.	1,500	40,566
Bit-isle, Inc.	4,000	37,106
BML, Inc.	5,200	152,150
Bookoff Corp.	2,100	14,203
Bunka Shutter Company, Ltd.	24,000	109,688
C Uyemura & Company, Ltd.	2,600	105,332
CAC Corp.	4,000	32,254
Calsonic Kansei Corp.	49,000	237,275
Can Do Company, Ltd.	3,300	47,491
Canon Electronics, Inc.	7,100	124,519
Cawachi, Ltd.	6,700	123,493
Central Glass Company, Ltd.	75,432	230,065
Central Sports Company, Ltd.	1,300	20,774
Chino Corp.	6,000	12,655
Chiyoda Company, Ltd.	7,900	172,736
Chiyoda Integre Company, Ltd. (I)	6,600	81,357
Chofu Seisakusho Company, Ltd.	2,800	59,682
Chori Company, Ltd.	4,000	42,981
Chubu Shiryo Company, Ltd.	6,800	37,526
Chudenko Corp.	6,700	80,684
Chuetsu Pulp & Paper Company, Ltd.	39,000	56,595
Chugai Mining Company, Ltd. (I)	34,900	9,182
Chugai Ro Company, Ltd.	26,000	59,696
Chugoku Marine Paints, Ltd.	26,000	129,802
Chukyo Bank, Ltd.	42,000	71,634
Chuo Denki Kogyo Company, Ltd.	2,000	6,587
Chuo Gyorui Company, Ltd.	3,000	6,409
Chuo Spring Company, Ltd.	1,000	3,185
CKD Corp.	25,100	188,540
Clarion Company, Ltd. (I)(L)	20,000	22,630
Cleanup Corp.	9,900	78,083
CMIC Company, Ltd.	3,300	42,929
CMK Corp.	13,000	35,890
Coca-Cola Central Japan Company, Ltd.	11,687	166,438
Cocokara Fine Holdings, Inc.	5,030	147,417
Computer Engineering & Consulting, Ltd.	1,500	8,723
COMSYS Holdings Corp.	15,100	187,104
Corona Corp.	6,300	68,954
Cosel Company, Ltd.	9,800	111,914
Cosmo Oil Company, Ltd. (I)	206,000	424,578
Cosmos Pharmaceutical Corp. (I)	800	99,231
CREATE SD HOLDINGS Company, Ltd.	3,500	116,729
CTI Engineering Company, Ltd.	1,500	10,841
Cybozu, Inc.	45	12,354
Dai Nippon Toryo Company, Ltd.	48,000	64,582
Dai-Dan Company, Ltd.	7,000	35,493
Dai-Ichi Kogyo Seiyaku Company, Ltd.	6,000	13,869
Dai-ichi Seiko Company, Ltd.	1,800	19,883

30

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Daibiru Corp.	13,500	141,922
Daido Kogyo Company, Ltd.	18,000	43,728
Daido Metal Company, Ltd.	11,000	89,075
Daidoh, Ltd.	9,700	67,685
Daifuku Company, Ltd.	28,000	260,980
Daihatsu Diesel Manufacturing Company, Ltd.	9,000	37,792
Daihen Corp.	40,000	143,178
Daiho Corp.	10,000	14,770
Daiichi Jitsugyo Company, Ltd.	17,000	67,911
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	900	25,063
Daiichikosho Company, Ltd.	11,300	303,627
Daiken Corp.	38,000	99,895
Daiki Aluminium Industry Company, Ltd.	5,000	13,291
Daiki Ataka Engineering Company, Ltd.	3,000	14,022
Daikoku Denki Company, Ltd.	2,700	53,876
Daikokutenbussan Company, Ltd. (I)	1,500	44,378
Daikyo, Inc.	100,144	289,374
Dainichi Company, Ltd.	2,100	16,979
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	25,000	101,878
Daio Paper Corp.	31,000	168,767
Daisan Bank, Ltd.	64,000	101,930
Daiseki Company, Ltd.	6,200	106,887
Daishi Bank, Ltd.	113,000	363,963
Daishinku Corp.	14,000	54,129
Daiso Company, Ltd.	27,000	77,840
Daisyo Corp.	2,100	26,873
Daito Bank, Ltd.	35,000	29,414
Daito Pharmaceutical Company, Ltd.	3,500	49,721
Daiwa Industries, Ltd.	5,000	29,026
Daiwabo Holdings Company, Ltd.	91,000	150,490
DC Company, Ltd.	3,500	12,665
DCM Holdings Company, Ltd.	26,120	178,200
Denki Kagaku Kogyo KK	136,000	494,250
Denki Kogyo Company, Ltd.	12,000	69,584
Denyo Company, Ltd.	7,400	82,398
Descente, Ltd.	20,000	139,447
Doshisha Company, Ltd.	9,400	128,265
Doutor Nichires Holdings Company, Ltd.	8,893	137,831
Dr. Ci:Labo Company, Ltd. (I)	26	67,271
Dream Incubator, Inc. (I)	12	18,072
DTS Corp.	8,800	122,724
Dunlop Sports Company, Ltd.	4,800	55,647
Duskin Company, Ltd.	15,100	284,486
Dydo Drinco, Inc.	1,500	56,215
Dynic Corp.	1,000	1,580
Eagle Industry Company, Ltd.	9,000	128,618
Ebara Corp.	29,000	153,669
Ebara Jitsugyo Company, Ltd.	3,300	42,425
EDION Corp.	29,100	157,247
Ehime Bank, Ltd.	71,253	163,987
Eidai Company, Ltd.	8,000	35,823
Eighteenth Bank, Ltd.	70,000	157,525
Eiken Chemical Company, Ltd.	4,100	67,775
Eizo Corp.	7,200	153,482
Elecom Company, Ltd.	1,400	17,032
Elematec Corp.	3,300	43,146

31

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Emori & Company, Ltd.	2,000	23,451
En-Japan, Inc. (I)	1	1,613
Endo Lighting Corp.	1,100	23,569
Enplas Corp.	300	21,973
Enshu, Ltd. (I)	34,000	50,447
EPS Company, Ltd.	48	43,376
Espec Corp.	9,700	66,863
Excel Company, Ltd.	1,600	17,177
Exedy Corp.	9,500	220,810
Ezaki Glico Company, Ltd.	21,000	186,244
F&A Aqua Holdings, Inc.	7,200	91,503
F-Tech, Inc.	3,500	52,497
Faith, Inc.	51	5,182
Falco Biosystems, Ltd.	1,800	21,705
Fancl Corp.	14,700	184,297
FCC Company, Ltd.	10,400	227,939
Ferrotec Corp.	13,300	59,799
Fidea Holdings Company, Ltd.	47,006	88,875
Fields Corp.	4,500	68,249
First Juken Company, Ltd.	200	2,673
Foster Electric Company, Ltd.	7,400	141,806
FP Corp.	4,000	280,180
France Bed Holdings Company, Ltd.	43,000	80,493
Fudo Tetra Corp. (I)	69,500	103,371
Fuji Company, Ltd.	6,200	105,389
Fuji Corp., Ltd.	13,000	79,801
Fuji Electronics Company, Ltd.	2,300	28,608
Fuji Kiko Company, Ltd.	4,000	10,853
Fuji Kosan Company, Ltd.	1,100	6,094
Fuji Oil Company, Ltd.	20,000	350,192
Fuji Pharma Company, Ltd.	4,000	64,960
Fuji Seal International, Inc.	6,500	184,518
Fuji Soft, Inc.	6,200	104,704
Fujibo Holdings, Inc.	40,000	77,461
Fujicco Company, Ltd.	8,000	94,565
Fujikura Kasei Company, Ltd.	8,500	37,921
Fujikura, Ltd.	121,000	408,433
Fujimi, Inc. (I)	7,500	95,258
Fujimori Kogyo Company, Ltd.	4,100	124,219
Fujisash Company, Ltd. (I)	22,400	89,838
Fujita Kanko, Inc.	8,000	31,056
Fujitec Company, Ltd.	23,000	240,337
Fujitsu Frontech, Ltd.	2,000	13,990
Fujitsu General, Ltd.	18,000	192,942
Fujiya Company, Ltd.	47,000	88,841
Fukoku Company, Ltd.	800	6,387
Fukuda Corp.	4,000	11,900
Fukui Bank, Ltd.	96,188	200,814
Fukushima Bank, Ltd.	88,000	66,729
Fukushima Industries Corp.	4,600	78,331
Fukuyama Transporting Company, Ltd. (L)	46,000	275,726
Funai Consulting Company, Ltd.	9,600	69,274
Funai Electric Company, Ltd.	3,500	34,998
Furukawa Battery Company, Ltd.	3,000	15,393
Furukawa Company, Ltd.	90,000	182,947
Furukawa Electric Company, Ltd.	199,000	397,956

32

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Furukawa-Sky Aluminum Corp. (I)	31,000	93,496
Furuno Electric Company, Ltd.	7,400	49,706
Furusato Industries, Ltd.	400	3,576
Furuya Metal Company, Ltd.	1,400	40,865
Fuso Pharmaceutical Industries, Ltd.	26,000	78,950
Futaba Corp.	5,657	65,140
Futaba Industrial Company, Ltd. (I)	19,900	79,290
Future System Consulting Corp.	1,900	10,204
Fuyo General Lease Company, Ltd.	3,700	118,775
G-Tekt Corp.	3,400	85,260
Gakken Company, Ltd.	18,000	53,970
Gecoss Corp.	4,000	24,218
Geo Holdings Corp.	154	136,518
GLOBERIDE, Inc.	29,000	32,903
Glory, Ltd.	17,100	356,716
GMO Payment Gateway, Inc.	1,300	31,751
Godo Steel, Ltd.	46,000	75,305
Goldcrest Company, Ltd.	6,470	143,074
Goldwin, Inc.	9,000	43,043
Gourmet Kineya Company, Ltd.	3,000	21,385
GSI Creos Corp.	11,000	14,117
Gulliver International Company, Ltd.	13,000	69,472
Gun-Ei Chemical Industry Company, Ltd. (L)	18,000	94,534
Gunze, Ltd.	69,000	171,557
Gurunavi, Inc.	3,400	44,018
H-One Company, Ltd.	3,400	32,454
Hagihara Industries, Inc.	600	8,987
Hajime Construction Company, Ltd. (L)	1,300	74,086
Hakuto Company, Ltd.	5,400	48,610
Hakuyosha Company, Ltd.	2,000	4,415
Hamakyorex Company, Ltd.	3,700	107,882
Hanwa Company, Ltd.	61,000	262,490
Happinet Corp.	6,200	44,715
Harashin Narus Holdings Company, Ltd.	4,400	74,029
Hard Off Corporation Company, Ltd.	1,300	9,385
Harima Chemicals, Inc.	900	4,002
Haruyama Trading Company, Ltd.	2,700	16,694
Haseko Corp. (I)	90,500	105,076
Hazama Corp.	54,400	113,335
Heiwa Corp.	1,800	30,246
Heiwa Real Estate Company, Ltd.	11,300	177,502
Heiwado Company, Ltd.	11,100	166,385
Hi-lex Corp.	6,900	140,069
Hibiya Engineering, Ltd.	8,300	83,485
Hiday Hidaka Corp.	3,200	64,987
Higashi Nihon House Company Ltd.	16,000	86,327
Higashi-Nippon Bank, Ltd.	41,000	86,948
Higo Bank, Ltd.	59,000	314,610
Himaraya Company, Ltd.	600	7,989
Hioki Ee Corp.	2,600	36,227
Hiramatsu, Inc.	3,300	21,248
HIS Company, Ltd.	3,300	166,466
Hisaka Works, Ltd. (I)	4,000	35,173
Hitachi Koki Company, Ltd.	19,500	145,456
Hitachi Kokusai Electric, Inc.	1,000	10,191
Hitachi Medical Corp.	7,000	81,585

33

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Hitachi Metals, Ltd.	8,960	106,903
Hitachi Zosen Corp.	221,000	321,866
Hodogaya Chemical Company, Ltd.	25,000	44,855
Hogy Medical Company, Ltd.	3,600	195,510
Hokkaido Gas Company, Ltd.	19,000	49,531
Hokkan Holdings, Ltd.	17,000	49,319
Hokuetsu Bank, Ltd.	86,000	170,558
Hokuetsu Paper Mills, Ltd.	44,000	183,539
Hokuriku Electric Industry Company, Ltd.	25,000	31,320
Hokuto Corp. (L)	8,800	153,758
Honeys Company, Ltd.	6,460	66,913
Hoosiers Holdings Company, Ltd. (I)	4,100	29,588
Horiba, Ltd.	11,292	364,380
Hoshizaki Electric Company, Ltd.	1,900	62,893
Hosiden Corp.	27,700	146,639
Hosokawa Micron Corp.	12,000	74,591
House Food Corp.	11,100	172,330
Howa Machinery, Ltd.	3,100	25,971
Hyakujushi Bank, Ltd.	82,000	307,340
I Metal Technology Company, Ltd.	4,000	6,545
I-Net Corp.	600	3,916
IBJ Leasing Company, Ltd.	2,900	65,365
Ichibanya Company, Ltd.	1,200	43,490
Ichikoh Industries, Ltd. (I)	7,000	10,841
Ichinen Holdings Company, Ltd.	7,500	48,621
ICOM, Inc.	1,000	21,008
IDEC Corp.	11,800	99,696
Ihara Chemical Industry Company, Ltd.	18,000	110,246
Iino Kaiun Kaisha, Ltd.	27,700	143,001
Ikyu Corp.	17	22,313
Imasen Electric Industrial	4,700	63,103
Imperial Hotel, Ltd.	1,400	47,086
Inaba Denki Sangyo Company, Ltd.	7,600	210,322
Inaba Seisakusho Company, Ltd.	1,900	24,998
Inabata & Company, Ltd.	19,000	162,632
Inageya Company, Ltd.	8,600	86,008
Ines Corp.	12,700	73,172
Infocom Corp.	22	38,064
Information Services International-Dentsu, Ltd.	5,900	64,415
Innotech Corp.	7,900	32,643
Intage, Inc.	2,900	69,684
Internet Initiative Japan, Inc. (I)	3,400	97,840
Inui Steamship Company, Ltd. (I)	11,400	35,163
Inui Warehouse Company, Ltd.	3,900	32,864
Iriso Electronics Company, Ltd.	4,200	138,540
Ise Chemical Corp.	3,000	26,902
Iseki & Company, Ltd.	54,000	172,749
Ishihara Sangyo Kaisha, Ltd. (I)	161,000	122,164
Ishii Iron Works Company, Ltd.	16,000	47,972
IT Holdings Corp.	26,400	314,309
ITC Networks Corp.	4,500	42,726
Itfor, Inc.	11,000	40,829
Itochu Enex Company, Ltd.	24,800	123,259
Itochu-Shokuhin Company, Ltd.	1,700	55,008
Itoham Foods, Inc.	57,000	231,717
Itoki Corpitoki Corp.	13,500	61,934

34

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Iwai Securities Company, Ltd.	8,900	102,256
Iwasaki Electric Company, Ltd. (I)	34,000	62,304
Iwatani International Corp.	62,000	221,475
Iwatsu Electric Company, Ltd.	55,000	46,188
Izumiya Company, Ltd.	21,773	95,929
Izutsuya Company, Ltd. (I)	17,000	13,614
J-Oil Mills, Inc.	35,000	108,028
Jalux, Inc.	1,500	16,070
Jamco Corp.	3,000	32,671
Janome Sewing Machine Company, Ltd. (I)	97,000	69,601
Japan Airport Terminal Company, Ltd.	11,300	206,510
Japan Aviation Electronics Industry, Ltd.	19,000	186,987
Japan Carlit Company, Ltd.	2,600	13,145
Japan Communications, Inc. (I)	73	3,728
Japan Digital Laboratory Company, Ltd.	10,400	99,792
Japan Exchange Group, Inc.	200	15,696
Japan Pulp & Paper Company, Ltd.	38,000	116,356
Japan Radio Company, Ltd. (I)	29,000	94,596
Japan Transcity Corp., Ltd.	12,000	40,097
Japan Vilene Company, Ltd.	13,000	64,257
Japan Wool Textile Company, Ltd.	23,000	166,468
Jastec Company, Ltd.	2,100	14,774
JBCC Holdings, Inc.	8,400	79,439
Jcu Corp.	500	20,069
Jidosha Buhin Kogyo Company, Ltd.	1,000	4,738
JK Holdings Company, Ltd.	3,600	19,822
JMS Company, Ltd.	7,000	21,826
Joban Kosan Company, Ltd. (I)	20,000	34,022
Joshin Denki Company, Ltd.	13,000	100,655
Jowa Holdings Company, Ltd.	3,000	74,019
JSP Corp.	8,000	129,248
Juroku Bank, Ltd.	109,000	394,054
Justsystems Corp. (I)	16,400	91,425
JVC Kenwood Corp.	46,428	94,483
Kabuki-Za Company, Ltd.	1,000	49,568
Kadokawa Holdings, Inc. (L)	5,700	191,687
Kaga Electronics Company, Ltd.	8,000	63,884
Kagoshima Bank, Ltd.	53,000	327,750
Kaken Pharmaceutical Company, Ltd.	22,000	335,322
Kakiyasu Honten Company, Ltd.	2,100	28,533
Kameda Seika Company, Ltd.	4,600	142,503
Kamei Corp.	9,500	68,863
Kanaden Corp.	4,000	25,206
Kanagawa Chuo Kotsu Company, Ltd.	14,000	71,280
Kanamoto Company, Ltd.	8,000	183,707
Kandenko Company, Ltd.	37,000	191,516
Kanematsu Corp. (I)	142,000	152,281
Kanematsu Electronics, Ltd.	4,200	53,016
Kansai Super Market, Ltd.	2,400	21,064
Kansai Urban Banking Corp.	88,000	90,993
Kanto Denka Kogyo Company, Ltd. (I)	16,000	29,561
Kanto Natural Gas Development, Ltd.	12,000	84,551
Kasai Kogyo Company, Ltd.	10,000	56,456
Kasumi Company, Ltd.	13,200	81,914
Katakura Industries Company, Ltd.	7,800	90,075
Kato Sangyo Company, Ltd.	6,300	124,958

35

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Kato Works Company, Ltd.	20,000	109,417
KAWADA TECHNOLOGIES, Inc.	1,000	26,425
Kawai Musical Instruments Manufacturing Company, Ltd.	34,000	66,956
Kawasaki Kisen Kaisha, Ltd.	155,000	347,259
Kawasumi Laboratories, Inc.	2,000	11,874
Kayaba Industry Company, Ltd.	43,000	256,794
Keihanshin Real Estate Company, Ltd.	11,900	61,347
Keihin Company, Ltd.	10,000	15,874
Keihin Corp.	15,800	227,378
Keiyo Bank, Ltd.	84,000	429,223
Keiyo Company, Ltd.	9,600	45,906
Kenko Mayonnaise Company, Ltd.	200	1,758
Kentucky Fried Chicken Japan, Ltd.	1,000	21,651
KEY Coffee, Inc.	6,300	99,064
Kimoto Company, Ltd. (I)	6,700	59,849
Kimura Chemical Plants Company, Ltd.	1,900	8,678
King Jim Company, Ltd.	3,700	25,224
Kinki Sharyo Company, Ltd.	12,000	39,477
Kintetsu World Express, Inc.	2,800	100,129
Kinugawa Rubber Industrial Company, Ltd.	16,000	88,816
Kisoji Company, Ltd.	3,600	66,265
Kissei Pharmaceutical Company, Ltd.	5,100	103,192
Kita-Nippon Bank, Ltd.	2,100	47,346
Kitagawa Iron Works Company, Ltd.	39,000	56,396
Kitano Construction Corp.	8,000	16,076
Kito Corp.	3,800	52,689
Kitz Corp.	33,700	143,359
Kiyo Holdings, Inc.	101,395	132,444
KLab, Inc. (I)	5,800	52,228
Koa Corp.	12,700	109,936
Koatsu Gas Kogyo Company, Ltd.	9,000	47,401
Kohnan Shoji Company, Ltd.	10,400	111,343
Kohsoku Corp.	3,200	29,004
Koike Sanso Kogyo Company, Ltd.	5,000	11,143
Kojima Company, Ltd.	4,900	13,630
Kokusai Company, Ltd.	500	4,548
Kokuyo Company, Ltd.	26,973	195,092
Komaihaltec, Inc.	6,000	13,079
Komatsu Seiren Company, Ltd.	4,000	20,412
Komatsu Wall Industry Company, Ltd.	1,200	20,777
Komeri Company, Ltd.	8,900	220,302
Komori Corp.	9,724	111,598
Konaka Company, Ltd.	6,300	55,291
Kondotec, Inc.	6,100	36,700
Konishi Company, Ltd.	5,200	97,757
Kosaido Company, Ltd. (I)	2,300	11,083
Kose Corp.	8,900	248,277
Kosei Securities Company, Ltd.	12,000	29,573
Koshidaka Holdings Company, Ltd.	1,200	36,387
Kotobuki Spirits Company, Ltd.	1,300	16,567
Krosaki Harima Corp.	9,000	18,883
Kumagai Gumi Company, Ltd. (I)	52,000	51,605
Kumiai Chemical Industry Company, Ltd.	17,000	99,533
Kura Corp.	3,300	53,553
Kurabo Industries, Ltd.	77,000	120,998
Kureha Corp.	48,000	161,494

36

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Kurimoto, Ltd.	40,000	109,397
Kuroda Electric Company, Ltd.	13,400	178,423
Kusuri No Aoki Company, Ltd.	500	35,697
Kyoden Company, Ltd.	7,000	9,289
Kyodo Printing Company, Ltd.	30,000	76,664
Kyodo Shiryo Company, Ltd.	18,000	18,611
Kyoei Steel, Ltd.	6,000	97,740
Kyoei Tanker Company, Ltd. (I)	5,000	11,265
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,600	109,641
Kyokuto Securities Company, Ltd. (I)	6,500	100,964
Kyokuyo Company, Ltd.	28,000	74,339
Kyorin Company, Ltd.	12,700	271,151
Kyoritsu Maintenance Company, Ltd.	3,200	123,804
Kyosan Electric Manufacturing Company, Ltd.	15,000	50,255
Kyoto Kimono Yuzen Company, Ltd.	1,700	18,080
Kyowa Exeo Corp.	25,700	275,991
Kyowa Leather Cloth Company, Ltd.	200	597
Kyudenko Corp.	14,000	63,909
LAC Company, Ltd.	4,100	24,341
Land Business Company, Ltd.	7,800	38,688
Lasertec Corp.	7,000	59,257
LEC, Inc.	1,000	12,198
Life Corp.	6,200	75,958
Lintec Corp.	15,200	284,390
Look, Inc.	7,000	20,298
Macnica, Inc.	4,000	97,622
Macromill, Inc.	6,800	42,359
Maeda Corp.	42,000	222,929
Maeda Road Construction Company, Ltd.	20,000	309,916
Maezawa Kasei Industries Company, Ltd.	2,000	20,448
Maezawa Kyuso Industries Company, Ltd.	2,500	30,597
Makino Milling Machine Company, Ltd.	34,575	195,602
Mamiya-Op Company, Ltd.	9,000	15,213
Mandom Corp.	4,870	156,592
Mani, Inc.	400	13,335
Mars Engineering Corp.	3,500	63,066
Marubun Corp.	2,200	8,968
Marudai Food Company, Ltd.	33,000	102,701
Maruei Department Store Company, Ltd. (I)(L)	7,000	14,019
Maruetsu, Inc.	7,000	21,695
Maruha Nichiro Holdings, Inc.	113,815	212,254
Maruka Machinery Company, Ltd.	1,000	11,896
Marusan Securities Company, Ltd.	22,961	137,418
Maruwa Company, Ltd.	2,800	89,543
Maruyama Manufacturing Company, Inc.	17,000	42,266
Maruzen Showa Unyu Company, Ltd.	15,000	46,540
Marvelous AQL, Inc.	111	65,019
Matsuda Sangyo Company, Ltd.	5,520	71,623
Matsui Securities Company, Ltd. (I)	5,400	45,499
Matsumotokiyoshi Holdings Company, Ltd.	9,800	330,124
Matsuya Foods Company, Ltd.	2,100	32,337
Max Company, Ltd.	11,000	124,163
Maxvalu Tokai Company, Ltd.	2,000	26,123
MEC Company, Ltd.	9,500	42,731
Medical System Network Company, Ltd.	1,400	5,712
Megachips Corp.	7,400	106,552

37

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Megmilk Snow Brand Company, Ltd.	13,400	192,765
Meidensha Corp.	54,086	176,302
Meiji Shipping Company, Ltd.	3,900	14,598
Meiko Electronics Company, Ltd. (I)	1,400	9,106
Meiko Network Japan Company, Ltd.	2,100	24,412
Meisei Industrial Company, Ltd.	15,000	58,750
Meitec Corp.	4,900	121,153
Meito Sangyo Company, Ltd.	1,500	15,682
Meiwa Corp.	4,000	12,280
Meiwa Estate Company, Ltd. (I)	3,300	12,767
Melco Holdings, Inc.	4,900	62,904
Message Company, Ltd.	53	141,493
Michinoku Bank, Ltd.	53,000	102,648
Micronics Japan Company, Ltd. (I)	2,500	11,210
Mikuni Corp.	1,000	2,949
Milbon Company, Ltd.	1,800	69,543
Mimasu Semiconductor Industry Company, Ltd.	5,700	47,288
Minato Bank, Ltd.	59,000	95,902
Minebea Company, Ltd.	108,000	462,566
Ministop Company, Ltd.	5,600	84,490
Miraial Company, Ltd.	1,500	21,952
Mirait Holdings Corp.	18,580	145,911
Misawa Homes Company, Ltd.	7,300	103,519
Mitani Corp.	5,500	94,914
Mitani Sekisan Company, Ltd.	3,800	68,479
Mito Securities Company, Ltd.	18,000	77,254
Mitsuba Corp.	11,000	174,987
Mitsubishi Kakoki Kaisha, Ltd. (I)	11,000	17,781
Mitsubishi Paper Mills, Ltd. (I)	105,387	88,709
Mitsubishi Pencil Company, Ltd.	5,400	120,819
Mitsubishi Research Institute, Inc.	2,600	54,157
Mitsubishi Steel Manufacturing Company, Ltd.	53,000	142,775
Mitsuboshi Belting Company, Ltd.	20,000	91,360
Mitsui Engineering & Shipbuilding Company, Ltd.	229,000	412,054
Mitsui High-Tec, Inc.	7,900	42,962
Mitsui Home Company, Ltd.	9,000	42,293
Mitsui Knowledge Industry Company, Ltd.	104	15,434
Mitsui Matsushima Company, Ltd.	57,000	84,783
Mitsui Mining & Smelting Company, Ltd.	194,000	451,578
Mitsui Sugar Company, Ltd.	30,000	95,348
Mitsui-Soko Company, Ltd.	27,000	124,790
Mitsumi Electric Company, Ltd. (I)	32,500	235,594
Mitsumura Printing Company, Ltd.	4,000	10,374
Mitsuuroko Holdings Company, Ltd.	16,100	75,727
Miura Company, Ltd.	9,300	238,404
Miyaji Engineering Group, Inc. (I)	11,000	17,920
Miyazaki Bank, Ltd.	67,000	193,614
Miyoshi Oil & Fat Company, Ltd.	15,000	20,979
Mizuno Corp.	27,000	164,579
Mochida Pharmaceutical Company, Ltd.	18,000	224,059
Modec, Inc.	4,400	124,377
Mori Seiki Company, Ltd.	27,400	373,948
Morinaga & Company, Ltd.	70,000	142,928
Morinaga Milk Industry Company, Ltd.	61,000	180,939
Morita Corp.	18,000	128,620
Morozoff, Ltd.	1,000	3,125

38

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Mory Industries, Inc.	7,000	24,434
MOS Food Services, Inc.	7,400	144,053
Moshi Moshi Hotline, Inc.	14,500	158,186
Mr. Max Corp.	3,200	10,431
Murakami Corp.	3,000	39,151
Musashi Seimitsu Industry Company, Ltd.	6,100	148,196
Musashino Bank, Ltd.	10,900	358,813
Mutoh Holdings Company, Ltd. (L)	5,000	24,557
NAC Company, Ltd.	3,400	55,838
Nachi-Fujikoshi Corp.	29,000	142,693
Nafco Company, Ltd.	3,900	60,394
Nagaileben Company, Ltd.	2,300	34,584
Nagano Bank, Ltd.	25,000	42,640
Nagano Keiki Company, Ltd.	700	4,819
Nagatanien Company, Ltd.	9,000	80,461
Nagawa Company, Ltd.	400	7,115
Nakabayashi Company, Ltd.	8,000	16,239
Nakamuraya Company, Ltd.	13,000	51,554
Nakanishi, Inc.	400	55,812
Nakayama Steel Works, Ltd. (I)	11,000	7,008
Nakayamafuku Company, Ltd.	2,500	17,862
Namura Shipbuilding Company, Ltd.	12,400	117,761
Natori Company, Ltd.	600	5,623
NEC Fielding, Ltd.	5,900	70,746
NEC Leasing, Ltd.	2,000	44,396
NEC Networks & System Integration Corp.	7,700	169,369
NET One Systems Company, Ltd.	29,600	220,804
Neturen Company, Ltd.	11,400	95,991
New Japan Chemical Company, Ltd. (I)	3,500	12,053
Nice Holdings, Inc.	34,000	80,263
Nichi-iko Pharmaceutical Company, Ltd.	9,000	187,757
Nichia Steel Works, Ltd.	4,000	13,837
Nichias Corp.	28,000	177,505
Nichiban Company, Ltd.	4,000	15,612
Nichicon Corp.	15,673	159,233
Nichiden Corp.	2,300	52,926
Nichiha Corp.	8,800	112,884
Nichii Gakkan Company, Ltd.	13,000	127,583
Nichimo Company, Ltd.	7,000	12,425
NICHIREI Corp.	77,000	368,998
Nichireki Company, Ltd.	8,000	54,400
Nidec Copal Corp.	1,800	16,343
Nidec Copal Electronics Corp.	3,000	14,361
Nidec Tosok Corp.	2,800	25,734
Nifco, Inc.	13,704	324,275
NIFTY Corp.	9	10,096
Nihon Chouzai Company, Ltd.	90	2,379
Nihon Dempa Kogyo Company, Ltd.	6,100	50,928
Nihon Eslead Corp.	2,000	20,218
Nihon Kohden Corp.	8,900	327,415
Nihon M&A Center, Inc. (I)	2,200	136,751
Nihon Nohyaku Company, Ltd.	15,000	165,518
Nihon Parkerizing Company, Ltd.	14,000	269,130
Nihon Unisys, Ltd.	17,100	138,422
Nihon Yamamura Glass Company, Ltd.	40,000	68,664
Nikkiso Company, Ltd.	17,000	184,779

39

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Nikko Company, Ltd.	5,000	17,873
Nippo Corp.	12,000	192,087
Nippon Beet Sugar Manufacturing Company, Ltd.	34,000	59,406
Nippon Carbon Company, Ltd.	45,000	73,776
Nippon Ceramic Company, Ltd.	2,900	35,488
Nippon Chemi-Con Corp. (I)	47,271	184,316
Nippon Chemical Industrial Company, Ltd. (I)	17,000	25,128
Nippon Chemiphar Company, Ltd.	7,000	33,181
Nippon Coke & Engineering Company, Ltd.	83,500	94,727
Nippon Columbia Company, Ltd. (I)	29,000	10,549
Nippon Concrete Industries Company, Ltd.	4,000	10,431
Nippon Denko Company, Ltd.	36,000	97,103
Nippon Densetsu Kogyo Company, Ltd.	11,000	106,809
Nippon Denwa Shisetsu Company, Ltd.	11,000	30,750
Nippon Felt Company, Ltd.	2,700	11,613
Nippon Filcon Company, Ltd.	3,100	12,098
Nippon Fine Chemical Company, Ltd.	3,000	18,086
Nippon Flour Mills Company, Ltd.	35,000	170,260
Nippon Formula Feed Manufacturing Company, Ltd.	6,000	7,054
Nippon Gas Company, Ltd.	8,200	84,104
Nippon Hume Corp.	5,000	31,985
Nippon Jogesuido Sekkei Company, Ltd.	300	3,630
Nippon Kanzai Company, Ltd.	800	13,421
Nippon Kasei Chemical Company, Ltd.	5,000	6,327
Nippon Kinzoku Company, Ltd. (I)	4,000	4,944
Nippon Kodoshi Corp.	300	4,158
Nippon Koei Company, Ltd.	26,000	87,814
Nippon Konpo Unyu Soko Company, Ltd.	17,300	267,278
Nippon Koshuha Steel Company, Ltd. (I)	9,000	7,597
Nippon Light Metal Holdings Company, Ltd.	174,200	220,190
Nippon Parking Development Company, Ltd.	293	20,762
Nippon Pillar Packing Company, Ltd.	5,000	31,838
Nippon Piston Ring Company, Ltd.	24,000	38,132
Nippon Rietec Company, Ltd.	3,000	19,982
Nippon Road Company, Ltd.	21,000	106,443
Nippon Seiki Company, Ltd.	14,000	194,078
Nippon Seisen Company, Ltd.	6,000	26,713
Nippon Sharyo, Ltd.	23,000	115,255
Nippon Sheet Glass Company, Ltd. (I)	298,000	322,165
Nippon Shinyaku Company, Ltd.	14,000	230,724
Nippon Signal Company, Ltd.	17,100	114,102
Nippon Soda Company, Ltd.	46,000	265,307
Nippon Steel & Sumitomo Metal Corp.	15,375	43,490
Nippon Steel Trading Company., Ltd. (L)	14,000	43,112
Nippon Suisan Kaisha, Ltd. (I)	108,965	221,886
Nippon Synthetic Chemical Industry Company, Ltd.	17,000	149,663
Nippon Thompson Company, Ltd.	27,000	124,216
Nippon Valqua Industries, Ltd.	34,000	88,003
Nippon Yakin Kogyo Company, Ltd. (I)	52,500	85,859
Nippon Yusoki Company, Ltd.	5,000	22,007
Nipro Corp. (L)	24,700	211,796
Nishi-Nippon Railroad Company, Ltd.	129,000	495,060
Nishikawa Rubber Company, Ltd.	4,000	71,802
Nishimatsu Construction Company, Ltd.	66,000	150,801
Nishimatsuya Chain Company, Ltd.	17,300	136,582
Nishio Rent All Company, Ltd.	4,500	97,713

40

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Nissan Shatai Company, Ltd.	14,277	202,265
Nissan Tokyo Sales Holdings Company, Ltd.	5,000	15,391
Nissei ASB Machine Company, Ltd.	2,300	36,783
Nissei Corp.	1,100	9,881
Nissei Plastic Industrial Company, Ltd.	2,300	13,321
Nissen Holdings Company, Ltd.	5,400	17,676
Nisshin Fudosan Company, Ltd.	7,800	49,660
Nisshin Oillio Group, Ltd.	34,000	117,034
Nisshin Steel Holdings Comapny, Ltd.	26,896	299,999
Nisshinbo Holdings, Inc.	48,000	352,223
Nissin Corp.	21,000	56,438
Nissin Electric Company, Ltd.	15,000	86,631
Nissin Kogyo Company, Ltd.	12,000	211,200
Nissin Sugar Holdings Company, Ltd.	500	10,717
Nissui Pharmaceutical Company, Ltd.	2,700	28,794
Nitta Corp.	6,900	130,891
Nittan Valve Company, Ltd.	4,000	11,817
Nittetsu Mining Company, Ltd.	22,000	98,737
Nitto Boseki Company, Ltd.	58,229	213,102
Nitto FC Company, Ltd.	1,000	6,284
Nitto Kogyo Corp.	7,200	111,986
Nitto Kohki Company, Ltd.	3,500	63,012
Nitto Seiko Company, Ltd.	4,000	12,205
Nittoc Construction Company, Ltd.	20,400	67,931
Nittoku Engineering Company, Ltd.	3,800	31,958
Noevir Holdings Company, Ltd.	6,500	110,422
NOF Corp.	44,000	261,354
Nohmi Bosai, Ltd.	10,000	78,733
Nomura Company, Ltd.	8,000	73,929
Noritake Company, Ltd.	41,000	100,175
Noritsu Koki Company, Ltd.	2,000	12,619
Noritz Corp.	8,700	174,213
North Pacific Bank, Ltd.	114,500	444,776
NS Solutions Corp.	5,300	101,473
NS United Shinwa Kaiun Kaisha, Ltd. (I)	24,000	41,415
NSD Company, Ltd.	12,215	134,041
NTN Corp. (I)	131,000	479,668
Nuflare Technology, Inc.	10	116,842
Obara Group, Inc.	2,400	64,083
Obayashi Road Corp.	18,000	75,021
OBIC Business Consultants, Ltd.	1,150	68,553
Odelic Company, Ltd.	1,000	32,403
Oenon Holdings, Inc.	28,000	62,705
Ogaki Kyoritsu Bank, Ltd.	109,000	296,150
Ohara, Inc.	2,000	12,557
Ohashi Technica, Inc.	900	7,102
Ohsho Food Service Corp.	3,600	116,339
Oiles Corp.	7,227	155,468
Oita Bank, Ltd.	59,000	179,462
Okabe Company, Ltd.	12,400	128,595
Okamoto Industries, Inc.	22,000	67,324
Okamura Corp.	18,000	117,213
Okasan Holdings, Inc.	20,000	148,681
Okinawa Cellular Telephone Company	4,700	118,583
Okinawa Electric Power Company, Inc.	4,700	160,939
OKK Corp.	48,000	64,060

41

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

OKUMA Corp.	46,382	348,087
Okumura Corp.	54,000	199,497
Okura Industrial Company, Ltd.	19,000	76,968
Okuwa Company, Ltd.	7,000	62,555
Olympic Corp.	1,000	7,278
ONO Sokki Company, Ltd.	4,000	16,888
Onoken Company, Ltd.	4,600	43,877
Onward Holdings Company, Ltd.	42,000	364,369
Opt Inc	3,900	41,894
Optex Company, Ltd.	3,700	48,665
Organo Corp.	20,000	98,041
Origin Electric Company, Ltd.	7,000	22,978
Osaka Organic Chemical Industry, Ltd.	3,200	13,382
Osaka Steel Company, Ltd.	4,300	72,639
OSAKA Titanium Technologies Company (L)	6,400	129,842
Osaki Electric Company, Ltd.	9,000	49,231
OSG Corp.	20,000	317,996
Otsuka Kagu, Ltd.	2,100	21,127
Oyo Corp.	5,900	85,505
Pacific Industrial Company, Ltd.	14,100	90,365
Pacific Metals Company, Ltd.	48,000	166,135
Pal Company, Ltd.	1,900	43,554
Paltac Corp.	11,400	146,920
PanaHome Corp.	27,000	163,126
Panasonic Electric Works SUNX Company, Ltd.	6,100	23,754
Panasonic Information Systems	800	18,710
Paramount Bed Holdings Company, Ltd.	5,600	156,000
Parco Company, Ltd.	5,800	55,480
Paris Miki, Inc.	6,300	30,380
Pasco Corp.	4,000	14,851
Pasona Group, Inc.	78	53,960
Penta-Ocean Construction Company, Ltd.	98,000	230,363
Pigeon Corp.	5,862	268,864
Pilot Corp.	3,700	123,576
Piolax, Inc.	3,400	96,895
Pioneer Corp. (I)(L)	88,400	138,386
Plenus Company, Ltd.	5,900	106,168
Point, Inc.	5,120	240,164
Press Kogyo Company, Ltd.	42,000	163,771
Pressance Corp.	1,000	27,529
Prestige International, Inc.	2,200	31,222
Prima Meat Packers, Ltd.	44,000	89,206
Pronexus, Inc.	5,900	34,126
Proto Corp.	4,300	54,837
PS Mitsubishi Construction Company, Ltd.	8,700	33,931
Qol Company, Ltd.	1,800	9,627
Raito Kogyo Company, Ltd.	18,800	128,480
Rasa Industries, Ltd. (I)	10,000	11,634
Relo Holdings, Inc.	3,000	144,910
Rengo Company, Ltd.	65,000	319,335
Renown, Inc. (I)	10,500	13,182
Resorttrust, Inc.	10,500	335,119
Rhythm Watch Company, Ltd.	29,000	38,199
Ricoh Leasing Company, Ltd.	4,900	120,210
Right On Company, Ltd.	3,900	36,628
Riken Corp.	31,000	118,105

42

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Riken Keiki Company, Ltd.	3,000	21,675
Riken Technos Corp.	8,000	24,540
Riken Vitamin Company, Ltd.	2,000	49,582
Riso Kagaku Corp.	5,100	123,205
Riso Kyoiku Company, Ltd. (I)	3,380	26,301
Rock Field Company, Ltd.	3,300	58,680
Rohto Pharmaceutical Company, Ltd.	27,000	377,641
Rokko Butter Company, Ltd.	2,600	19,626
Roland Corp.	2,500	22,510
Round One Corp.	28,000	156,907
Royal Holdings Company, Ltd.	8,100	119,844
Ryobi, Ltd.	51,000	195,609
Ryoden Trading Company, Ltd.	12,000	76,735
Ryohin Keikaku Company, Ltd.	2,000	175,345
Ryosan Company, Ltd.	12,929	217,614
Ryoshoku, Ltd.	3,800	100,473
Ryoyo Electro Corp.	3,200	25,944
S Foods, Inc.	3,000	26,536
S&B Foods, Inc.	500	3,820
Sagami Chain Company, Ltd.	3,000	26,860
Saibu Gas Company, Ltd.	105,000	255,810
Saizeriya Company, Ltd. (L)	10,600	138,556
Sakai Chemical Industry Company, Ltd.	34,000	100,020
Sakai Heavy Industries, Ltd.	6,000	18,691
Sakai Moving Service Company, Ltd.	1,100	26,796
Sakai Ovex Company, Ltd.	5,000	6,070
Sakata INX Corp.	14,000	124,669
Sakata Seed Corp.	8,800	116,168
Sala Corp.	4,500	22,603
San Holdings, Inc.	200	2,665
San-A Company, Ltd.	6,200	151,952
San-Ai Oil Company, Ltd.	20,000	80,189
Sanden Corp.	40,000	155,478
Sangetsu Company, Ltd.	9,300	236,248
Sanken Electric Company, Ltd.	39,437	207,172
Sanki Engineering Company, Ltd.	18,000	99,469
Sanko Marketing Foods Company, Ltd.	5	4,622
Sanko Metal Industrial Company, Ltd.	6,000	13,947
Sankyo Seiko Company, Ltd.	7,700	26,985
Sankyo Tateyama, Inc.	3,200	64,743
Sankyu, Inc.	86,000	272,805
Sanoh Industrial Company, Ltd.	8,300	57,637
Sanshin Electronics Company, Ltd.	8,900	52,742
Sanwa Shutter Corp.	58,124	322,817
Sanyo Chemical Industries, Ltd.	17,000	105,783
Sanyo Denki Company, Ltd.	12,000	92,772
Sanyo Electric Railway Company, Ltd.	6,000	25,467
Sanyo Housing Nagoya Company, Ltd.	5,200	53,294
Sanyo Shokai, Ltd.	40,000	100,297
Sanyo Special Steel Company, Ltd.	32,648	143,329
Sapporo Holdings, Ltd.	103,000	368,163
Sasebo Heavy Industries Company, Ltd. (I)	24,000	20,624
Sato Corp.	7,200	117,084
Satori Electric Company, Ltd.	2,400	12,105
Sawada Holdings Company, Ltd.	9,500	86,636
Sawai Pharmaceutical Company, Ltd.	1,600	208,029

43

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Saxa Holdings, Inc.	9,000	13,675
Scroll Corp.	4,000	11,060
SCSK Corp.	3,308	76,699
Seibu Electric Industry Company, Ltd.	3,000	12,349
Seika Corp.	20,000	48,458
Seikagaku Corp.	5,700	76,240
Seikitokyu Kogyo Company, Ltd. (I)	46,000	34,908
Seiko Epson Corp.	4,800	67,126
Seiko Holdings Corp.	45,000	177,753
Seino Holdings Company, Ltd.	43,000	381,389
Seiren Company, Ltd.	17,000	105,174
Sekisui Jushi Corp.	8,000	104,186
Sekisui Plastics Company, Ltd.	15,000	38,765
Senko Company, Ltd.	25,000	119,034
Senshu Electric Company, Ltd.	1,500	16,294
Senshu Ikeda Holdings, Inc.	66,600	321,620
Senshukai Company, Ltd.	11,200	95,947
Septeni Holdings Company, Ltd.	2	3,076
Seria Company, Ltd.	2,900	89,593
Shibaura Electronics Company, Ltd.	600	6,588
Shibaura Mechatronics Corp. (I)	5,000	10,817
Shibusawa Warehouse Company, Ltd.	16,000	58,303
Shibuya Kogyo Company, Ltd.	3,600	80,623
Shidax Corp.	4,200	20,497
Shiga Bank, Ltd.	49,000	259,190
Shikibo, Ltd.	39,000	44,307
Shikoku Bank, Ltd.	75,000	169,739
Shikoku Chemicals Corp.	16,000	125,629
Shima Seiki Manufacturing, Ltd.	8,200	157,359
Shimachu Company, Ltd.	14,300	347,399
Shimizu Bank, Ltd.	2,600	69,088
Shimojima Company, Ltd.	1,800	17,436
Shin Nippon Air Technologies Company, Ltd.	3,100	18,140
Shin-Etsu Polymer Company, Ltd.	11,300	38,027
Shin-Keisei Electric Railway Company, Ltd.	4,000	15,325
Shinagawa Refractories Company, Ltd.	30,000	56,031
Shindengen Electric Manufacturing Company, Ltd.	22,000	123,022
Shinkawa, Ltd.	1,700	10,209
Shinko Electric Company, Ltd.	32,000	48,655
Shinko Electric Industries Company, Ltd.	22,600	212,555
Shinko Plantech Company, Ltd.	14,200	113,665
Shinko Shoji Company, Ltd.	5,500	46,743
Shinmaywa Industries, Ltd.	27,000	197,915
Shinnihon Corp.	8,000	21,958
Shinsho Corp.	10,000	19,958
Shinwa Company, Ltd.	2,000	21,630
Ship Healthcare Holdings, Inc.	9,500	342,907
Shiroki Corp.	17,000	34,604
Shizuki Electric Company, Inc.	3,000	11,105
Shizuoka Gas Company, Ltd.	20,900	137,853
Shobunsha Publications, Inc.	2,400	14,279
Shoei Foods Corp.	900	6,794
Shofu, Inc.	2,200	18,921
Shoko Company, Ltd.	33,000	44,894
Showa Aircraft Industry Company, Ltd.	2,000	18,187
Showa Corp.	14,600	181,507

44

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Showa Sangyo Company, Ltd.	37,000	108,931
Siix Corp.	7,800	93,848
Sinanen Company, Ltd.	15,000	54,635
Sinko Industries Ltd.	5,100	40,305
Sintokogio, Ltd.	16,000	113,268
SKY Perfect JSAT Holdings, Inc.	442	221,636
SMK Corp.	22,000	95,962
SNT Corp.	3,200	10,849
Sodick Company Ltd.	17,900	78,148
Softbank Technology Corp.	800	11,763
Software Service, Inc.	900	25,190
Sogo Medical Company, Ltd.	1,500	58,019
Sohgo Security Services Company, Ltd.	13,900	250,050
Space Company, Ltd.	2,700	25,282
SPK Corp.	300	5,380
Square Enix Company, Ltd.	20,500	298,117
SRA Holdings, Inc.	3,400	35,519
ST Corp.	3,700	37,542
St. Marc Holdings Company, Ltd.	2,800	133,498
Star Micronics Company, Ltd.	17,300	165,244
Starbucks Coffee Japan, Ltd.	111	108,190
Start Today Company, Ltd.	1,100	24,540
Starts Corp., Inc.	8,000	66,517
Starzen Company, Ltd.	27,000	69,217
Stella Chemifa Corp.	3,800	55,085
Step Company, Ltd.	2,000	17,825
Studio Alice Company, Ltd.	2,700	33,385
Sugimoto & Company, Ltd.	300	2,609
Sumida Corp.	2,600	11,783
Sumikin Bussan Corp.	21,000	67,901
Suminoe Textile Company, Ltd.	12,000	27,769
Sumitomo Bakelite Company, Ltd.	61,000	211,669
Sumitomo Densetsu Company, Ltd.	5,900	73,812
Sumitomo Forestry Company, Ltd.	1,700	16,119
Sumitomo Light Metal Industries, Ltd.	83,000	81,536
Sumitomo Mitsui Company, Ltd. (I)	34,000	26,148
Sumitomo Osaka Cement Company, Ltd.	125,000	460,042
Sumitomo Precision Products Company, Ltd.	9,000	35,741
Sumitomo Real Estate Sales Company, Ltd.	1,750	101,096
Sumitomo Seika Chemicals Company, Ltd.	19,000	90,732
Sumitomo Warehouse Company, Ltd.	43,952	230,640
Sun-wa Technos Corp.	400	3,644
Suncall Corp.	5,000	28,315
SWCC Showa Holdings Company, Ltd. (I)	87,000	66,147
Systena Corp.	6,400	48,028
T Rad Company, Ltd.	27,000	85,908
T&K Toka Company, Ltd.	4,800	96,023
T. Hasegawa Company, Ltd.	5,800	79,867
Tachi-S Company, Ltd.	9,800	134,268
Tachibana Eletech Company, Ltd.	2,700	26,593
Tact Home Company, Ltd.	17	32,668
Tadano, Ltd.	20,000	277,944
Taihei Dengyo Kaisha, Ltd.	7,000	49,697
Taihei Kogyo Company, Ltd.	11,000	36,898
Taiheiyo Kouhatsu, Inc.	8,000	7,775
Taiho Kogyo Company, Ltd.	6,200	78,246

45

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Taikisha, Ltd.	8,700	192,519
Taiko Bank, Ltd.	28,000	59,265
Taiko Pharmaceutical Company, Ltd.	1,000	15,894
Taisei Lamick Company, Ltd.	1,100	26,675
Taiyo Holdings Company, Ltd.	2,800	80,813
Taiyo Yuden Company, Ltd.	6,300	78,766
Takagi Securities Company, Ltd.	16,000	55,507
Takamatsu Corp.	3,400	53,653
Takano Company, Ltd.	2,000	9,276
Takaoka Toko Holdings Company, Ltd.	1,970	33,138
Takara Holdings, Inc.	14,000	106,000
Takara Leben Company, Ltd.	19,200	65,615
Takara Standard Company, Ltd.	29,000	208,256
Takasago International Corp.	33,000	162,043
Takasago Thermal Engineering Company, Ltd.	20,600	163,030
Takashima & Company, Ltd.	16,000	42,408
Takata Corp.	2,600	61,431
Take and Give Needs Company, Ltd.	248	48,320
Takeei Corp.	5,000	71,290
Takeuchi Manufacturing Company, Ltd.	5,200	102,163
Takihyo Company, Ltd.	4,000	16,798
Takiron Company, Ltd.	19,000	78,585
Takisawa Machine Tool Company, Ltd.	12,000	16,581
Takuma Company, Ltd.	18,000	155,689
Tamron Company, Ltd.	5,800	112,018
Tamura Corp.	24,000	58,023
Tanseisha Company, Ltd.	4,000	26,419
Tatsuta Electric Wire & Cable Company, Ltd.	12,300	101,488
Tayca Corp.	3,000	8,129
TBK Company, Ltd.	6,000	28,519
Techno Medica Company, Ltd.	5	29,066
Tecmo Koei Holdings Company, Ltd.	5,200	50,834
Teikoku Electric Manufacturing Company, Ltd.	3,100	55,340
Teikoku Piston Ring Company, Ltd.	6,300	106,852
Teikoku Sen-I Company, Ltd.	6,000	46,081
Teikoku Tsushin Kogyo Company, Ltd.	6,000	9,669
Tekken Corp. (I)	68,000	77,845
Temp Holdings Company, Ltd. (L)	2,600	56,225
Tenma Corp.	2,100	26,759
The 77th Bank, Ltd.	47,000	211,348
The Chiba Kogyo Bank, Ltd. (I)	17,100	114,631
The Daiei, Inc. (I)	24,700	84,318
The Hokkoku Bank, Ltd.	98,000	328,669
The Hyakugo Bank, Ltd.	82,000	313,934
The Mie Bank, Ltd.	36,000	70,858
The Monogatari Corp.	1,100	42,539
The Nanto Bank, Ltd.	67,000	248,851
The Pack Corp.	5,700	87,640
The San-in Godo Bank, Ltd.	53,000	401,119
The Shimane Bank, Ltd.	200	2,577
The Yachiyo Bank, Ltd.	5,600	163,405
Tigers Polymer Corp.	2,000	7,753
Titan Kogyo KK	1,000	2,028
TKC Corp.	7,100	112,323
TOA Construction Corp. (I)	61,000	83,982
TOA Electronics Corp.	8,000	54,150

46

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

TOA Oil Company, Ltd.	14,000	14,372
TOA Road Corp.	15,000	63,709
Toabo Corp.	9,000	5,839
Toagosei Company, Ltd.	70,000	281,503
Tobishima Corp. (I)	17,300	16,808
Tobu Store Company, Ltd.	8,000	20,753
TOC Company, Ltd.	19,000	149,922
Tocalo Company, Ltd.	4,500	65,201
Tochigi Bank, Ltd.	44,000	154,159
Toda Corp.	59,000	176,168
Toda Kogyo Corp.	19,000	50,049
Toei Animation Company, Ltd.	500	12,566
Toei Company, Ltd.	23,000	140,399
Toenec Corp.	13,000	69,690
Toho Bank, Ltd.	77,000	223,962
Toho Company, Ltd.	16,000	56,982
Toho Holdings Company, Ltd.	15,000	246,364
Toho Titanium Company, Ltd. (L)	10,300	75,580
Toho Zinc Company, Ltd.	47,000	136,360
Tohoku Bank, Ltd.	34,000	48,639
Tohokushinsha Film Corp.	3,700	35,040
Tohto Suisan Company, Ltd.	5,000	7,754
Tokai Carbon Company, Ltd.	68,000	200,440
Tokai Corp.	2,800	76,464
Tokai Holdings Corp.	20,200	70,435
Tokai Lease Company, Ltd.	3,000	5,277
Tokai Rika Company, Ltd.	6,800	134,087
Tokai Rubber Industries, Ltd.	12,000	101,399
Tokai Tokyo Securities Company, Ltd.	40,966	279,482
Token Corp. (I)	2,050	104,323
Tokimec, Inc.	28,000	63,509
Tokushu Tokai Paper Company, Ltd.	36,000	71,617
Tokuyama Corp.	113,000	396,685
Tokyo Derica Company, Ltd.	900	11,872
Tokyo Dome Corp.	33,000	219,137
Tokyo Electron Device, Ltd.	8	11,954
Tokyo Energy & Systems, Inc.	4,000	19,090
Tokyo Ohka Kogyo Company, Ltd.	7,200	150,357
Tokyo Rakutenchi Company, Ltd.	6,000	28,421
Tokyo Rope Manufacturing Company, Ltd. (I)(L)	27,000	39,873
Tokyo Sangyo Company, Ltd.	3,500	10,955
Tokyo Seimitsu Company, Ltd.	11,500	214,566
Tokyo Steel Manufacturing Company, Ltd.	35,200	170,996
Tokyo Tatemono Company, Ltd.	36,000	304,567
Tokyo Tekko Company, Ltd.	20,000	77,436
Tokyo Theatres Company, Inc.	31,000	48,010
Tokyo Tomin Bank, Ltd.	13,400	146,512
Tokyu Community Corp.	1,300	57,258
Tokyu Construction Company, Ltd. (I)	31,150	73,135
Tokyu Livable, Inc.	3,000	58,314
Tokyu Recreation Company, Ltd. (L)	4,000	22,119
Toli Corp.	7,000	13,143
Tomato Bank, Ltd.	38,000	67,454
Tomen Electronics Corp.	3,200	34,366
Tomoe Corp.	4,400	14,960
Tomoe Engineering Company, Ltd.	1,500	21,420

47

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Tomoku Company, Ltd.	15,000	42,242
TOMONY Holdings, Inc.	60,600	212,168
Tomy Company, Ltd.	21,500	99,957
Tonami Holdings Company, Ltd.	13,000	24,918
Toppan Forms Company, Ltd.	17,500	157,980
Topre Corp.	13,500	144,764
Topy Industries, Ltd.	70,000	136,043
Toridoll Corp.	4,000	35,443
Torigoe Company, Ltd.	2,300	14,369
Torii Pharmaceutical Company, Ltd.	1,700	43,479
Torishima Pump Manufacturing Company, Ltd.	8,100	75,412
Tosei Corp.	9,200	61,194
Toshiba Machine Company, Ltd.	32,000	132,736
Toshiba Plant Systems & Services Corp.	13,000	208,380
Toshiba TEC Corp.	43,000	222,886
Tosho Company, Ltd.	1,000	12,357
Tosho Printing Company, Ltd.	15,000	33,638
Totetsu Kogyo Company, Ltd.	6,800	130,303
Tottori Bank, Ltd.	25,000	45,591
Touei Housing Corp.	5,400	110,983
Towa Bank, Ltd.	85,000	74,017
Towa Corp.	4,400	25,306
Towa Pharmaceutical Company, Ltd.	3,500	160,367
Toyo Construction Company, Ltd.	23,300	54,282
Toyo Corp.	10,400	108,029
Toyo Electric Manufacturing Company, Ltd.	6,000	17,155
Toyo Engineering Corp.	34,000	133,142
Toyo Ink Manufacturing Company, Ltd.	61,000	280,927
Toyo Kanetsu KK	33,000	87,531
Toyo Kohan Company, Ltd.	16,000	55,087
Toyo Securities Company, Ltd.	22,000	64,968
Toyo Tanso Company, Ltd.	3,700	61,941
Toyo Tire & Rubber Company, Ltd.	54,000	290,274
Toyo Wharf & Warehouse Company, Ltd.	27,000	49,793
Toyobo Company, Ltd.	277,064	453,804
Trancom Company, Ltd.	2,100	57,871
Transcosmos, Inc.	6,900	103,953
Trusco Nakayama Corp.	5,900	107,465
TS Tech Company, Ltd.	8,700	290,652
TSI Holdings Company, Ltd.	30,505	198,268
Tsubakimoto Chain Company, Ltd.	44,000	293,331
Tsudakoma Corp. (I)	9,000	14,116
Tsugami Corp. (L)	21,000	92,733
Tsukishima Kikai Company, Ltd.	6,000	60,117
Tsukuba Bank, Ltd.	31,500	103,656
Tsukui Corp.	9,400	105,732
Tsuruha Holdings, Inc.	1,200	108,306
Tsurumi Manufacturing Company, Ltd.	5,000	46,403
Tsutsumi Jewelry Company, Ltd.	900	21,187
TV Asahi Corp.	400	8,443
TV Tokyo Holdings Corp.	800	13,764
U-Shin, Ltd.	6,300	39,548
Ube Industries, Ltd.	12,600	22,191
Uchida Yoko Company, Ltd.	11,000	29,789
UKC Holdings Corp.	4,100	67,997
ULVAC, Inc. (I)	13,800	120,303

48

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Uniden Corp. (I)	7,000	14,673
Union Tool Company, Ltd.	3,700	71,472
Unipres Corp.	11,700	253,269
United Arrows, Ltd.	3,000	120,067
Universal Entertainment Corp.	8,000	151,568
UNY Company, Ltd.	75,500	480,514
Uoriki Company, Ltd.	2,300	37,221
Usen Corp. (I)	39,190	71,755
Ushio, Inc.	6,400	70,954
UT Holdings Company, Ltd.	8,400	33,376
Utoc Corp.	4,300	12,792
Valor Company, Ltd.	11,100	159,943
Village Vanguard Company, Ltd.	5	6,582
Vital KSK Holdings, Inc.	10,900	72,525
VT Holdings Company, Ltd.	5,000	65,152
Wacoal Holdings Corp.	34,000	340,572
Wacom Company, Ltd.	3,200	27,261
Wakachiku Construction Company, Ltd. (I)	23,000	19,789
Wakita & Company, Ltd.	12,000	130,550
Warabeya Nichiyo Company, Ltd.	4,200	66,927
Watabe Wedding Corp.	800	5,741
WATAMI Company, Ltd.	5,800	97,908
Weathernews, Inc.	4,200	97,483
Welcia Holdings Company, Ltd.	2,500	123,589
Wellnet Corp.	100	1,234
West Holdings Corp.	6,400	87,943
Wood One Company, Ltd.	8,000	21,621
Wowow, Inc.	22	75,113
Xebio Company, Ltd.	6,700	150,634
Y A C Company, Ltd.	900	4,740
Yahagi Construction Company, Ltd.	4,700	19,805
Yaizu Suisankagaku Industry Company, Ltd.	1,700	14,037
Yamabiko Corp.	2,100	55,089
Yamagata Bank, Ltd.	49,000	195,574
Yamanashi Chuo Bank, Ltd.	54,255	213,750
Yamatake Corp.	20,900	447,132
Yamatane Corp.	35,000	57,775
Yamaya Corp.	1,000	14,424
Yamazawa Company, Ltd.	100	1,543
Yamazen Corp.	18,000	111,150
Yaoko Company, Ltd.	2,700	96,451
Yasuda Warehouse Company, Ltd.	6,200	58,218
Yellow Hat, Ltd.	4,400	76,911
Yodogawa Steel Works, Ltd.	34,825	140,556
Yokogawa Bridge Corp.	10,000	122,850
Yokohama Reito Company, Ltd.	13,400	107,951
Yokowo Company, Ltd.	2,800	13,073
Yomeishu Seizo Company, Ltd.	3,000	24,626
Yondenko Corp.	1,000	3,426
Yorozu Corp.	4,900	94,259
Yuasa Funashoku Company, Ltd.	4,000	9,103
Yuasa Trading Company, Ltd.	52,000	88,506
Yuken Kogyo Company, Ltd.	20,000	41,395
Yurtec Corp.	8,000	24,956
Yusen Logistics Company, Ltd.	5,900	57,692
Yushin Precision Equipment Company, Ltd.	1,900	33,577

49

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Japan (continued)

Yushiro Chemical Industry Company, Ltd.	3,000	27,427
Yutaka Giken Company, Ltd.	1,000	22,447
Zappallas, Inc.	8	5,454
Zenrin Company, Ltd.	10,100	97,954
Zensho Holdings Company, Ltd.	7,500	84,524
Zeria Pharmaceutical Company, Ltd.	4,000	94,608
Zojirushi Corp.	7,000	27,129
Zuken, Inc.	2,300	19,037

Jersey, Channel Islands 0.1%		348,544

Atrium European Real Estate, Ltd.	30,289	175,093
Centamin PLC (I)	123,822	83,586
Heritage Oil, Ltd. (I)	33,279	89,865

Liechtenstein 0.1%		314,711

Liechtensteinische Landesbank AG	4,351	172,319
Verwaltungs & Privat Bank AG	1,639	142,392

Luxembourg 0.2%		1,140,387

APERAM	13,770	185,942
AZ Electronic Materials SA	13,605	64,319
Elcoteq SE (I)	353	0
Eurofins Scientific	1,150	266,419
GAGFAH SA (I)	7,615	93,148
Orco Property Group SA (I)	3,084	9,538
Regus PLC	190,277	521,021

Malaysia 0.0%		78,491

Nam Cheong, Ltd.	379,000	78,491

Malta 0.1%		334,731

Unibet Group PLC	8,751	334,731

Mauritius 0.0%		218,466

Essar Energy PLC (I)	110,587	218,466

Monaco 0.0%		46,415

Societe des Bains de Mer & du Cercle des Etrangers a Monaco SA	930	46,415

Mongolia 0.0%		104,630

Mongolian Mining Corp. (I)	515,500	104,630

Netherlands 2.1%		10,913,290

Aalberts Industries NV	34,977	871,386
Accell Group	6,438	120,743
AMG Advanced Metallurgical Group NV (I)	8,219	72,099
Amsterdam Commodities NV	5,227	107,631
Arcadis NV (L)	22,632	560,842
ASM International NV (I)	19,360	604,512
BE Semiconductor Industries NV	13,618	145,768
Beter Bed Holding NV	3,801	75,512
BinckBank NV	28,602	249,317
Brunel International NV	3,443	174,957
CSM NV (L)	27,660	653,803
Delta Lloyd NV	65,503	1,250,966
DOCdata NV	350	7,517
Exact Holdings NV	3,627	88,538

50

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Netherlands (continued)

Grontmij (I)	22,678	96,551
Heijmans NV	7,985	79,382
Hunter Douglas NV	368	15,271
KAS Bank NV	2,828	35,491
Kendrion NV	2,361	66,766
Koninklijke BAM Groep NV	120,060	490,154
Koninklijke Ten Cate NV	9,700	235,522
Koninklijke Wessanen NV	32,316	118,906
Macintosh Retail Group NV	3,311	35,708
Nederlandsche Apparatenfabriek (NEDAP) NV	765	29,672
Nutreco NV (L)	25,711	1,209,722
Ordina NV (I)	29,382	47,043
PostNL NV (I)	171,562	604,575
Royal Imtech NV (I)	14,706	35,674
SBM Offshore NV (I)	64,683	1,268,867
Sligro Food Group NV	6,172	235,587
SNS REAAL NV (I)	28,136	0
Telegraaf Media Groep NV	4,347	71,525
TKH Group NV	11,249	318,382
TomTom NV (I)(L)	63,002	385,017
Unit4 NV	10,814	378,267
USG People NV	21,764	157,946
Van Lanschot NV (I)	651	13,671

New Zealand 1.0%		5,393,642

A2 Corp., Ltd. (I)	90,208	51,452
Air New Zealand, Ltd.	124,217	136,233
Bathurst Resources New Zealand, Ltd. (I)	44,863	6,575
Chorus, Ltd.	135,559	303,829
Ebos Group, Ltd.	25,620	191,330
Fisher & Paykel Healthcare Corp.	168,342	462,465
Freightways, Ltd.	51,124	164,427
Hallenstein Glasson Holdings, Ltd.	19,805	70,892
Hellaby Holdings, Ltd.	14,985	33,011
Infratil, Ltd.	169,396	310,619
Kathmandu Holdings, Ltd.	64,785	146,354
Mainfreight, Ltd.	24,727	202,306
Metlifecare, Ltd.	31,669	79,114
Michael Hill International, Ltd.	43,259	47,055
New Zealand Exchange, Ltd.	80,835	79,879
New Zealand Oil & Gas, Ltd.	50,250	33,192
New Zealand Refining Company, Ltd. (L)	20,150	35,665
Nuplex Industries, Ltd.	75,775	186,556
Pacific Edge, Ltd. (I)	93,029	35,916
PGG Wrightson, Ltd.	18,780	5,074
Pike River Coal Company, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	15,938	179,960
Pumpkin Patch, Ltd. (I)	30,500	22,118
Rakon, Ltd. (I)	10,503	1,699
Restaurant Brands New Zealand, Ltd.	35,586	74,574
Ryman Healthcare, Ltd.	105,446	549,422
Sanford, Ltd.	6,681	23,724
Sky Network Television, Ltd.	122,891	534,980
SKYCITY Entertainment Group, Ltd.	176,425	529,650
Steel & Tube Holdings, Ltd.	23,995	51,768
Tower, Ltd.	40,818	54,599

51

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

New Zealand (continued)

Trade Me Group, Ltd.	118,272	397,090
TrustPower, Ltd.	8,544	46,874
Vector, Ltd.	64,856	136,533
Warehouse Group, Ltd.	34,757	101,056
Xero, Ltd. (I)	8,310	107,651

Norway 1.0%		5,243,907

ABG Sundal Collier Holding ASA (I)	54,697	36,815
AF Gruppen ASA	3,241	36,096
Agasti Holding ASA (I)	30,000	6,921
Algeta ASA (I)	7,227	304,224
Atea ASA	19,573	194,157
Austevoll Seafood ASA	25,846	140,524
Bonheur ASA	2,190	50,438
BW Offshore, Ltd.	121,482	144,020
BWG Homes ASA (I)	17,486	36,504
Cermaq ASA	10,587	174,726
Det Norske Oljeselskap ASA (I)	17,895	236,147
DNO International ASA (I)	156,165	338,858
DOF ASA (I)	9,380	37,143
Ekornes ASA	6,571	104,136
Electromagnetic GeoServices ASA (I)	25,871	29,851
Eltek ASA	32,294	29,560
Evry ASA	10,907	17,563
Farstad Shipping ASA	4,400	86,277
Ganger Rolf ASA	2,018	44,170
Grieg Seafood ASA (I)	14,124	34,497
Hexagon Composites ASA	9,707	21,379
Hurtigruten ASA (I)	11,189	4,421
Kongsberg Automotive Holding ASA (I)	126,594	57,861
Kvaerner ASA	35,560	56,123
Leroy Seafood Group ASA	6,448	158,221
Nordic Semiconductor ASA (I)	28,917	105,314
Norske Skogindustrier ASA (I)	24,491	13,852
Norwegian Air Shuttle ASA (I)	6,162	220,026
Norwegian Energy Company AS (I)	101,274	37,246
Odfjell ASA (I)	6,307	36,893
Olav Thon Eiendomsselskap ASA	383	61,204
Opera Software ASA	17,346	161,444
Panoro Energy ASA (I)	86,556	43,667
PhotoCure ASA (I)	1,408	8,444
Q-Free ASA (I)	7,500	21,556
Renewable Energy Corp. ASA (I)	545,314	249,065
Salmar ASA (I)	8,598	84,298
Scana Industrier ASA (I)	5,134	1,975
Sevan Drilling AS (I)	61,510	50,325
Sevan Marine ASA (I)	4,751	17,387
Siem Offshore, Inc. (I)	37,522	47,495
Solstad Offshore ASA	3,000	50,768
SpareBank 1 SR Bank ASA	41,945	337,096
Sparebanken 1 SMN	17,803	141,856
Storebrand ASA (I)	58,509	326,441
Tomra Systems ASA	35,818	320,039
TTS Group ASA	6,770	8,461
Vard Holdings, Ltd. (I)	155,000	104,003
Veidekke ASA	18,443	138,611

52

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Norway (continued)

Wilh Wilhelmsen Holding ASA	17,587	152,294
Wilh Wilhelmsen Holding ASA, Class A	4,200	123,515

Portugal 0.6%		3,166,819

Altri SGPS SA	42,411	104,871
Banco BPI SA (I)(L)	131,340	160,740
Banco Comercial Portugues SA (I)(L)	7,246,802	917,183
Banco Espirito Santo SA (I)	287,235	300,665
Mota Engil SGPS SA	22,829	82,699
Novabase SGPS SA	2,054	7,709
Portucel - Empresa Produtora de Pasta e Papel SA	61,429	213,118
Redes Energeticas Nacionais SA	97,339	285,448
Semapa-Sociedade de Investimento & Gestao	29,810	263,166
Sonae	371,043	407,023
Sonae Industria SGPS SA (I)	4,886	3,157
Sonaecom - SGPS SA	52,549	124,318
Teixeira Duarte SA	37,298	33,021
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	47,928	263,701

Russia 0.0%		78,328

Alliance Oil Company, Ltd., ADR (I)	4,486	32,186
Raven Russia, Ltd.	40,373	46,142

Singapore 1.7%		8,641,406

Amara Holdings Ltd.	80,000	32,211
Amtek Engineering, Ltd.	52,000	19,138
ASL Marine Holdings, Ltd.	3,000	1,551
Ausgroup, Ltd. (L)	176,000	41,987
Baker Technology, Ltd.	101,000	20,183
Banyan Tree Holdings, Ltd. (L)	78,000	41,596
Biosensors International Group, Ltd.	291,000	192,221
Bonvests Holdings, Ltd.	36,400	31,027
Boustead Singapore, Ltd.	94,000	95,964
Breadtalk Group Ltd.	38,000	25,857
Broadway Industrial Group, Ltd.	18,000	3,028
Bukit Sembawang Estates, Ltd.	51,000	240,888
Cape PLC	38,567	151,493
CH Offshore, Ltd.	50,000	16,033
China Aviation Oil Singapore Corp., Ltd.	60,000	42,462
China Merchants Holdings Pacific, Ltd.	41,000	26,676
Chip Eng Seng Corp., Ltd.	216,000	111,588
Chuan Hup Holdings, Ltd.	78,000	17,137
Cosco Corp. Singapore, Ltd. (L)	337,000	176,827
Creative Technology, Ltd.	7,050	11,999
CSE Global, Ltd.	168,000	114,893
CWT, Ltd.	93,000	94,200
Dyna-Mac Holdings, Ltd.	79,000	24,106
Elec & Eltek International Company, Ltd.	5,000	9,868
Eu Yan Sang International Ltd.	93,000	53,260
Ezion Holdings, Ltd.	205,000	362,998
Ezra Holdings, Ltd. (I)	284,800	184,697
Falcon Energy Group, Ltd.	32,000	8,380
First Resources, Ltd.	35,000	50,095
FJ Benjamin Holdings, Ltd.	5,000	980
Food Empire Holdings, Ltd.	43,800	21,939
Fragrance Group, Ltd.	200,000	36,045

53

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Singapore (continued)

Freight Links Express Holdings, Ltd.	342,236	31,937
Gallant Venture, Ltd. (I)	264,000	58,822
GMG Global, Ltd.	1,234,000	99,404
Goodpack, Ltd.	148,000	189,905
Guocoland, Ltd.	37,000	57,364
GuocoLeisure, Ltd.	197,000	115,778
Healthway Medical Corp, Ltd. (I)	336,375	18,451
Hi-P International, Ltd.	51,000	29,084
Hiap Hoe, Ltd.	38,000	20,256
Ho Bee Investment, Ltd.	88,000	140,506
Hong Fok Corp., Ltd.	137,760	72,266
Hong Leong Asia, Ltd.	46,000	51,370
Hotel Grand Central, Ltd.	11,000	8,885
Hotel Properties, Ltd.	74,100	172,441
HTL International Holdings, Ltd.	24,000	5,013
Hwa Hong Corp., Ltd.	55,000	12,924
Hyflux, Ltd.	187,000	172,783
Indofood Agri Resources, Ltd.	207,000	125,675
Innotek, Ltd.	16,000	4,056
International Healthway Corp., Ltd. (I)	27,680	8,680
Jaya Holdings, Ltd.	181,000	88,691
Jiutian Chemical Group Ltdjiutian Chemical Group Ltd. (I)	479,000	31,450
K-Green Trust	123,000	97,249
K1 Ventures, Ltd.	273,000	40,423
Keppel Telecommunications & Transportation, Ltd.	30,000	31,548
LC Development, Ltd.	68,000	8,051
Lian Beng Group, Ltd.	132,000	57,837
Low Keng Huat Singapore, Ltd. (I)	64,000	32,032
Manhattan Resources, Ltd. (I)	34,000	9,219
Mercator Lines Singapore, Ltd. (I)	70,000	5,377
Metro Holdings, Ltd.	53,600	35,051
Mewah International, Inc.	57,000	20,776
Miclyn Express Offshore Ltd.	25,062	42,767
Midas Holdings, Ltd.	382,000	137,367
MobileOne, Ltd.	113,000	284,569
NatSteel, Ltd.	29,000	32,858
Neptune Orient Lines, Ltd. (I)(L)	210,000	170,501
Oceanus Group, Ltd. (I)	142,000	3,006
OM Holdings, Ltd. (I)	23,407	6,883
Orchard Parade Holdings, Ltd.	64,594	94,886
OSIM International, Ltd.	68,000	106,016
Otto Marine, Ltd. (I)	223,500	8,214
Overseas Union Enterprise, Ltd.	121,000	260,078
Pan-united Corp. Ltd.	78,000	51,319
Petra Foods, Ltd.	46,000	129,753
Popular Holdings Ltd.	41,000	8,817
QAF, Ltd.	65,391	47,060
Raffles Education Corp., Ltd. (I)	295,233	67,092
Raffles Medical Group, Ltd.	13,326	31,100
Rotary Engineering, Ltd.	100,000	43,988
S I2I, Ltd. (I)	316,000	4,703
SBS Transit, Ltd.	20,500	21,904
Sheng Siong Group, Ltd.	103,000	53,203
Sim Lian Group, Ltd.	69,447	48,525
Sinarmas Land, Ltd.	417,000	162,603
Sing Holdings Ltd.	79,000	27,642

54

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Singapore (continued)

Singapore Post, Ltd.	446,784	435,501
Singapore Reinsurance Corp., Ltd.	47,000	9,396
SMRT Corp., Ltd.	270,000	275,091
Stamford Land Corp., Ltd.	196,000	81,936
SunVic Chemical Holdings, Ltd. (I)	41,000	12,978
Super Coffeemix Manufacturing, Ltd.	38,000	129,060
Swiber Holdings, Ltd.	171,000	83,337
Tat Hong Holdings, Ltd. (L)	139,000	91,808
The Hour Glass, Ltd.	5,000	6,385
Tiong Woon Corp. Holding, Ltd.	51,000	13,349
Triyards Holdings, Ltd. (I)	14,680	7,176
Tuan Sing Holdings, Ltd.	307,635	76,933
UMS Holdings, Ltd.	26,000	10,400
United Engineers, Ltd.	89,000	117,896
United Envirotech, Ltd.	126,000	83,452
UOB-Kay Hian Holdings, Ltd.	128,000	169,050
UPP Holdings, Ltd.	136,000	35,040
Venture Corp., Ltd.	93,000	553,377
Vicom Ltd.	4,000	14,776
Wee Hur Holdings Ltd.	102,000	27,184
Wing Tai Holdings, Ltd.	176,817	291,512
XP Power, Ltd.	3,050	64,987
Yeo Hiap Seng, Ltd.	8,834	17,430
Yongnam Holdings, Ltd.	393,000	73,867

Spain 1.2%		6,279,030

Abengoa SA (I)	8,068	23,907
Abengoa SA, B Shares (L)	32,272	84,186
Acciona SA (L)	6,338	323,791
Acerinox SA (L)	15,318	158,938
Almirall SA	9,059	110,652
Atresmedia Corp de Medios de Comunicaion SA	13,341	130,125
Azkoyen SA (I)	2,428	4,813
Banco Popular Espanol SA (I)	4,752	22,288
Banco Santander SA	4,286	30,220
Bankinter SA	96,106	429,782
Baron de Ley SA (I)	517	37,561
Bolsas y Mercados Espanoles SA	13,007	377,582
Caja de Ahorros del Mediterraneo (I)	1,684	0
Campofrio Food Group SA (I)	5,099	36,593
Cementos Portland Valderrivas SA (I)	1,810	12,731
Cie Automotive SA	5,887	52,459
Codere SA (I)	2,376	3,733
Construcciones & Auxiliar de Ferrocarriles SA	318	141,057
Deoleo SA (I)	90,018	40,438
Duro Felguera SA (I)	11,996	80,023
Ebro Foods SA	16,205	351,397
EDP Renovaveis SA (I)	28,214	141,400
Elecnor SA	5,499	77,438
Ence Energia y Celulosa SA	35,518	111,575
Ercros SA (I)	14,570	8,222
Faes Farma SA	45,118	129,696
Fluidra SA	1,792	5,039
Fomento de Construcciones y Contratas SA (I)	10,967	194,916
Gamesa Corporacion Tecnologica SA (I)	38,400	268,323
Grupo Catalana Occidente SA (I)	8,464	219,100

55

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Spain (continued)

Grupo Ezentis SA (I)	34,897	7,791
Iberpapel Gestion SA (I)	1,271	24,462
Indra Sistemas SA	22,106	320,149
Laboratorios Farmaceuticos Rovi SA	1,848	18,706
Let's GOWEX SA	2,150	15,720
Mediaset Espana Comunicacion SA (I)	34,574	337,678
Melia Hotels International SA	10,504	94,552
Miquel y Costas SA	1,538	52,334
Natra SA (I)	5,612	11,741
NH Hoteles SA (I)	24,006	91,217
Obrascon Huarte Lain SA	9,204	316,170
Papeles y Cartones de Europa SA	5,802	25,259
Pescanova SA (I)	2,188	0
Prim SA	1,511	10,424
Promotora de Informaciones SA (I)	41,731	11,140
Prosegur Cia de Seguridad SA	29,600	154,766
Realia Business SA (I)	2,646	2,133
Sacyr Vallehermoso SA (I)	31,089	110,694
Tecnicas Reunidas SA	5,837	254,730
Telecomunicaciones y Energia (I)	4,417	6,710
Tubacex SA (I)	18,532	64,771
Tubos Reunidos SA (I)	24,778	56,637
Unipapel SA	3,164	52,176
Vidrala SA (I)	2,768	101,356
Viscofan SA	8,086	421,810
Vocento SA (I)	6,333	10,085
Zeltia SA (I)	33,571	97,834

Sweden 3.6%		18,464,509

AarhusKarlshamn AB	7,379	405,718
Acando AB	15,025	29,346
Active Biotech AB (I)	6,621	57,682
AddTech AB (L)	5,103	203,968
AF AB	13,419	399,663
Atrium Ljungberg AB, B Shares	8,549	112,817
Avanza Bank Holding AB	3,081	71,571
Axfood AB	6,562	292,388
Axis Communications AB (L)	7,958	216,950
B&B Tools AB	7,855	101,629
BE Group AB (I)	8,608	18,831
Beijer AB G&L	4,000	66,551
Beijer Alma AB	4,789	116,305
Beijer Electronics AB	1,967	18,253
Betsson AB (I)	6,241	166,788
Bilia AB	7,550	141,238
BillerudKorsnas AB	53,475	485,744
BioGaia AB	2,610	93,139
Bjoern Borg AB (I)	3,904	16,955
Bure Equity AB (I)	24,662	88,194
Byggmax Group AB	13,266	85,075
Castellum AB	46,931	642,552
Cision AB	1,363	7,607
Clas Ohlson AB, Series B	14,703	213,466
Cloetta AB (I)	61,978	175,815
Concordia Maritime AB	748	1,157
Connecta AB	1,023	7,097

56

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Sweden (continued)

Dios Fastigheter Ab	20,611	124,400
Doro AB	8,530	55,216
Duni AB	11,291	112,010
East Capital Explorer AB (I)	1,176	8,317
Enea Ab (I)	2,038	14,599
Eniro AB (I)	37,097	102,067
Fabege AB	44,517	463,484
Fagerhult AB	600	16,793
Fastighets AB Balder - B Shares (I)	14,300	110,498
Gunnebo AB	14,001	70,982
Haldex AB	14,193	115,110
Hexpol AB	7,107	491,044
HIQ International AB (I)	11,691	67,740
Holmen AB, Series B, Series B	18,699	537,212
Hufvudstaden AB, Class A	3,446	41,955
Husqvarna AB, A Shares	2,807	17,636
Husqvarna AB, B Shares	39,638	249,437
ICA Gruppen AB (I)	11,207	336,175
Industrial & Financial Systems AB	6,980	135,508
Indutrade AB	5,058	182,359
Intrum Justitia AB	23,419	570,297
JM AB	21,352	549,317
KappAhl Holding AB (I)	22,127	127,835
Karolinska Development Ab (I)	11,601	45,500
Klovern AB	7,293	29,140
KNOW IT AB	3,226	25,419
Kungsleden AB	48,476	321,033
Lagercrantz AB	4,000	64,014
Lindab International AB (I)	23,667	213,514
Loomis AB	18,745	403,557
Meda AB, Series A	61,591	677,773
Medivir AB (I)	11,625	141,189
Mekonomen AB	5,842	192,939
Micronic Laser Systems AB (I)	30,882	56,605
Modern Times Group AB, B Shares	12,259	554,743
Munksjo Oyj (I)	594	3,651
NCC AB, A Shares	1,425	37,617
NCC AB, B Shares	27,323	714,475
Net Entertainment NE AB (I)	5,356	81,004
Net Insight AB (I)	50,000	9,734
New Wave Group AB	16,778	91,645
Nibe Industrier AB	27,668	498,891
Nobia AB	39,901	313,074
Nolato AB	8,544	145,262
Nordnet AB	29,572	94,581
Northland Resources SA (I)(L)	99	77
OEM International AB	8,427	86,543
PA Resources AB (I)	1,101	1,736
Peab AB	63,290	351,354
Pricer AB	42,894	46,594
Proact IT Group AB	930	11,402
Proffice AB	22,512	82,181
Ratos AB	36,350	316,902
Raysearch Laboratories AB (I)	1,254	5,071
Readsoft AB	578	1,779
Rezidor Hotel Group AB (I)	23,503	115,222

57

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Sweden (continued)

rnb Retail and Brands AB (I)	3,483	5,516
Saab AB	22,782	417,321
SAS AB (I)	58,109	110,140
Sectra AB, B Shares (I)	421	3,432
Securitas AB, Series B	96,335	1,015,338
Semcon AB	4,321	47,109
SkiStar AB, Series B	4,288	52,399
SSAB AB, Series A (L)	38,887	271,320
SSAB AB, Series B	12,222	71,941
Sweco AB	6,993	79,113
Swedish Orphan Biovitrum AB (I)	42,739	295,950
Swedol AB	662	1,807
Systemair AB	1,039	16,165
TradeDoubler AB (I)	7,620	24,948
Transmode Holding Ab	2,020	30,018
Trelleborg AB, Series B	46,461	783,773
Vitrolife AB	1,819	21,193
Wallenstam AB	26,871	347,476
Wihlborgs Fastigheter AB	25,678	398,839

Switzerland 4.9%		25,136,856

Acino Holding AG (I)	792	62,307
Advanced Digital Broadcast Holdings SA (I)	310	4,725
AFG Arbonia-Forster Holding AG (I)	7,238	235,316
Allreal Holding AG (I)	5,054	692,503
Alpiq Holding AG (I)	165	21,103
ALSO Holding AG (I)	779	39,529
APG SGA SA	695	171,205
Aryzta AG (I)	1,436	91,583
Ascom Holding AG (I)	11,296	154,113
Autoneum Holding AG (I)	1,210	122,307
Bachem Holding AG (I)	525	26,429
Bank Coop AG	2,190	112,365
Banque Cantonale de Geneve	333	85,389
Banque Privee Edmond de Rothschild SA	1	18,271
Basilea Pharmaceutica (I)	680	48,627
Belimo Holding AG	173	434,712
Bell Holding AG	43	99,822
Bellevue Group AG	887	10,628
Berner Kantonalbank AG	992	253,710
BKW SA	2,448	80,508
Bobst Group AG (I)	3,755	128,688
Bossard Holding AG	1,107	197,292
Bucher Industries AG	1,985	487,050
Burckhardt Compression Holding AG	571	231,162
Burkhalter Holding AG (I)	575	40,870
Carlo Gavazzi Holding AG	76	16,145
Centralschweizerische Kraftwerke AG	68	21,197
Charles Voegele Holding AG (I)	1,112	14,018
Cie Financiere Tradition SA (I)	106	6,010
Clariant AG (I)	41,950	680,343
Coltene Holding AG (I)	816	39,826
Conzzeta Holding AG	69	128,288
Daetwyler Holding AG	1,515	175,974
Dufry AG (I)	8,302	1,102,829
EFG International AG (I)	18,524	254,457

58

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Switzerland (continued)

Emmi AG (I)	687	191,845
EMS-Chemie Holding AG	387	123,843
Energiedienst Holding AG (I)	1,013	36,741
Ferrexpo PLC	33,409	86,048
Flughafen Zuerich AG	1,382	701,464
Forbo Holding AG (I)	456	321,607
Galenica Holding AG	1,510	1,154,316
GAM Holding AG (I)	62,411	1,097,724
Gategroup Holding AG (I)	5,095	123,383
Georg Fischer AG (I)	1,373	743,192
Gurit Holding AG (I)	165	70,973
Helvetia Patria Holding AG	2,098	899,209
Highlight Communications AG (I)	4,309	20,564
Huber & Suhner AG	2,090	101,549
Implenia AG (I)	4,985	278,312
Inficon Holding AG (I)	702	218,655
Informa PLC	188,246	1,483,421
Interroll Holding AG (I)	107	48,184
Intershop Holdings	427	150,294
Jungfraubahn Holding AG	486	33,714
Kaba Holding AG (I)	502	203,805
Kardex AG (I)	2,606	110,354
Komax Holding AG (I)	1,491	202,354
Kudelski SA	16,563	219,843
Kuoni Reisen Holding AG (I)	1,281	467,064
LEM Holding SA	295	189,596
LifeWatch AG (I)	1,457	11,072
Logitech International SA (I)	40,549	296,791
Lonza Group AG (I)	18,240	1,291,865
Luzerner Kantonalbank AG (I)	1,099	429,814
MCH Group AG	15	951
Metall Zug AG	70	164,007
Meyer Burger Technology AG (I)	28,251	286,928
Micronas Semiconductor Holding AG (I)	5,432	40,862
Mobilezone Holding AG	8,979	97,467
Mobimo Holding AG (I)	1,074	222,734
Nobel Biocare Holding AG (I)	22,850	328,964
OC Oerlikon Corp. AG (I)	61,781	765,849
Orascom Development Holding AG (I)	2,115	17,182
Orell Fuessli Holding AG (I)	223	22,166
Orior AG (I)	1,924	102,745
Panalpina Welttransport Holding AG	1,502	223,577
Phoenix Mecano AG	246	135,073
PSP Swiss Property AG (I)	67	5,752
PubliGroupe SA	479	44,659
Rieter Holding AG (I)	1,028	187,713
Romande Energie Holding SA	82	100,098
Schaffner Holding AG (I)	90	19,761
Schmolz & Bickenbach AG (I)	27,541	100,121
Schweiter Technologies AG (I)	355	224,068
Schweizerische National-Versicherungs-Gesellschaft AG	5,763	266,332
Siegfried Holding AG (I)	1,050	159,760
St. Galler Kantonalbank	426	167,342
Straumann Holding AG	56	10,217
Swiss Life Holding (I)	5,862	1,098,121
Swisslog Holding AG (I)	60,097	67,173

59

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

Switzerland (continued)

Swissquote Group Holding SA	2,362	72,966
Tamedia AG	641	71,118
Tecan Group AG (I)	1,830	188,615
Temenos Group AG (I)	9,240	223,780
Tornos SA (I)	2,185	9,739
U-Blox AG (I)	1,765	121,538
Valiant Holding AG	5,125	482,202
Valora Holding AG	1,349	273,792
Vaudoise Assurances Holding SA	338	130,049
Vetropack Holding AG	96	191,585
Von Roll Holding AG (I)	2,046	3,713
Vontobel Holding AG	8,772	324,313
Walliser Kantonalbank	31	27,168
Walter Meier AG	600	34,787
Ypsomed Holding AG (I)	776	48,781
Zehnder Group AG	3,259	125,017
Zueblin Immobilien Holding AG (I)	7,460	16,341
Zug Estates Holding AG (I)	69	88,890
Zuger Kantonalbank AG	48	245,943

Thailand 0.0%		13,360

Mermaid Maritime PCL	62,000	13,360

United Arab Emirates 0.0%		147,857

Lamprell PLC (I)	64,483	147,857

United Kingdom 18.9%		98,011,708

4imprint Group PLC	3,295	27,574
A.G.Barr PLC	16,658	139,447
Aberdeen Asset Management PLC	111,289	606,949
Afren PLC (I)	207,832	448,332
African Barrick Gold, Ltd.	4,879	14,366
Aga Rangemaster Group PLC (I)	16,809	30,272
Alent PLC	99,919	548,137
AMEC PLC	84,779	1,365,060
Amlin PLC	165,498	1,005,884
Anglo Pacific Group PLC	13,955	42,387
Anglo-Eastern Plantations PLC	3,323	33,215
Anite PLC	54,617	98,028
Ashmore Group PLC	82,839	428,389
Ashtead Group PLC	148,873	1,487,267
Assura Group, Ltd.	9,301	4,973
Avon Rubber PLC	2,655	19,996
Babcock International Group PLC	44,656	787,535
Balfour Beatty PLC	130,727	499,176
Bank of Georgia Holdings PLC	12,888	350,448
Barratt Developments PLC (I)	338,761	1,591,425
BBA Aviation PLC	142,938	681,032
Bellway PLC	42,123	875,378
Berendsen PLC	49,436	659,621
Berkeley Group Holdings PLC	37,459	1,230,084
Betfair Group PLC	8,907	136,582
Bloomsbury Publishing PLC	11,759	25,330
Bodycote PLC	66,699	649,010
Booker Group PLC	487,010	941,555
Bovis Homes Group PLC	52,349	603,166

60

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

United Kingdom (continued)

Braemar Seascope Group PLC	1,929	13,093
Brammer PLC (I)	18,991	136,851
Brewin Dolphin Holdings PLC (I)	83,189	339,312
British Polythene Industries PLC (I)	7,364	65,411
Britvic PLC	42,756	379,917
BTG PLC (I)	111,260	663,693
Cable & Wireless Communications PLC	282,097	168,790
Cairn Energy PLC (I)	47,153	199,124
Capital & Counties Properties PLC	5,753	28,324
Capital & Regional PLC (I)	10,673	6,575
Carclo PLC	7,141	40,392
Carillion PLC	74,847	332,313
Carr's Milling Industries PLC	520	11,697
Castings PLC (I)	6,764	44,287
Centaur Media PLC	19,732	12,614
Charles Stanley Group PLC (I)	5,789	42,524
Charles Taylor Consulting PLC	5,241	15,258
Chemring Group PLC	67,378	320,104
Chesnara PLC	36,756	149,338
Chime Communications PLC	14,726	70,381
Cineworld Group PLC	32,548	217,269
Clarkson PLC	2,633	80,587
Close Brothers Group PLC	48,826	784,653
Cobham PLC	339,361	1,497,260
Colt Telecom Group SA (I)	97,106	157,257
Communisis PLC	57,786	50,749
Computacenter PLC	19,382	151,405
Concentric AB	14,549	159,559
Consort Medical PLC	8,268	105,658
Costain Group PLC	7,708	31,157
Cranswick PLC	14,704	254,756
Creston PLC	10,587	16,899
Croda International PLC	12,602	507,567
CSR PLC	61,169	473,020
D.S. Smith PLC (I)	307,884	1,226,923
Daily Mail & General Trust PLC	83,972	1,028,038
Dairy Crest Group PLC	48,688	380,277
De La Rue PLC	16,318	251,428
Debenhams PLC	273,558	454,032
Dechra Pharmaceuticals PLC	22,458	237,706
Development Securities PLC	39,022	115,502
Devro PLC	41,287	205,448
Dignity PLC	17,265	387,956
Diploma PLC	35,157	326,897
Dixons Retail PLC (I)	770,492	492,538
Domino Printing Sciences PLC (I)	35,721	370,008
Domino's Pizza UK & IRL PLC	21,403	187,732
Drax Group PLC	127,985	1,384,139
Dunelm Group PLC (I)	9,815	143,585
E2V Technologies PLC	9,409	19,211
easyJet PLC	33,346	637,169
Electrocomponents PLC	158,734	636,815
Elementis PLC	163,797	627,765
EnQuest PLC (I)	245,145	472,597
Enterprise Inns PLC (I)	170,881	377,787
Essentra PLC	35,529	423,340

61

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

United Kingdom (continued)

Euromoney Institutional Investor PLC	13,047	243,032
F&C Asset Management PLC	118,107	177,540
Fenner PLC	33,480	177,962
Fiberweb PLC	12,109	17,874
Fidessa Group PLC	12,505	413,160
Findel PLC (I)	14,129	52,057
FirstGroup PLC	189,522	336,436
Fuller Smith & Turner PLC	9,805	139,944
Future PLC (I)	44,714	9,355
Galliford Try PLC	28,088	414,822
Gem Diamonds, Ltd. (I)	17,271	41,960
Genus PLC	10,500	237,569
Go-Ahead Group PLC	13,166	302,582
Greene King PLC	69,987	904,547
Greggs PLC	20,213	130,472
Halfords Group PLC	64,908	364,128
Halma PLC	112,125	949,599
Hardy Oil & Gas PLC (I)	7,986	10,783
Hargreaves Lansdown PLC	29,861	462,062
Hays PLC	441,001	700,505
Headlam Group PLC (I)	15,937	97,432
Helical Bar PLC	37,218	154,574
Henry Boot PLC	14,125	42,437
Hikma Pharmaceuticals PLC	41,044	644,964
Hill & Smith Holdings PLC (I)	18,740	125,168
Hilton Food Group, Ltd.	1,897	12,737
Hochschild Mining PLC	32,648	132,254
Hogg Robinson Group PLC	48,756	55,912
Home Retail Group PLC	311,743	688,194
Homeserve PLC	97,976	367,285
Howden Joinery Group PLC	128,869	561,979
Hunting PLC	41,962	532,584
Huntsworth PLC	40,056	38,176
Hyder Consulting PLC	1,017	7,857
ICAP PLC	181,432	1,033,001
IG Group Holdings PLC	99,605	876,178
Imagination Technologies Group PLC (I)	12,900	49,378
Inchcape PLC	146,217	1,334,630
Inmarsat PLC	133,307	1,435,772
Innovation Group PLC (I)	301,238	136,547
Intermediate Capital Group PLC	51,098	346,314
International Personal Finance PLC	25,827	238,344
Interserve PLC	44,326	383,983
Invensys PLC	192,957	1,461,936
IP Group PLC (I)	72,634	148,918
ITE Group PLC (I)	70,611	304,642
J.D. Wetherspoon PLC	33,036	363,491
James Fisher & Sons PLC (I)	11,413	194,725
Jardine Lloyd Thompson Group PLC	40,678	569,343
Jazztel PLC (I)	44,312	402,025
JD Sports Fashion PLC	3,980	57,930
JKX Oil & Gas PLC (I)	17,585	18,326
John Menzies PLC	13,844	161,871
John Wood Group PLC	105,549	1,317,551
Johnston Press PLC (I)	131,792	30,118
Jupiter Fund Management PLC	93,351	481,563

62

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

United Kingdom (continued)

Kcom Group PLC	183,634	240,903
Keller Group PLC	24,567	422,596
Kier Group PLC (I)	11,144	255,178
Kofax PLC (I)	19,280	104,574
Ladbrokes PLC	271,129	775,632
Laird PLC	63,181	210,706
Lancashire Holdings, Ltd.	55,390	617,066
Laura Ashley Holdings PLC	68,094	28,496
Lavendon Group PLC (I)	26,487	70,395
Liontrust Asset Management PLC	5,127	17,719
London Stock Exchange Group PLC	15,257	368,843
Lonmin PLC (I)(L)	134,717	710,656
Lookers PLC	66,548	125,795
Low & Bonar PLC	27,793	31,334
LSL Property Services PLC	10,635	76,269
Man Group PLC	602,130	758,771
Management Consulting Group PLC	85,894	35,441
Marshalls PLC	42,702	97,939
Marston's PLC	223,058	539,596
McBride PLC (I)	32,860	65,953
Mears Group PLC (I)	39,299	245,129
Mecom Group PLC	10,230	5,945
Meggitt PLC	57,215	466,827
Melrose Industries PLC	398,931	1,820,050
Michael Page International PLC	49,381	353,769
Micro Focus International PLC (I)	48,861	599,323
Millennium & Copthorne Hotels PLC	53,995	461,055
Mitchells & Butlers PLC (I)	67,354	444,653
Mitie Group PLC	68,912	295,710
Mondi PLC	16,807	259,026
Moneysupermarket.com Group PLC	47,068	124,000
Morgan Crucible Company PLC	98,684	450,381
Morgan Sindall PLC (I)	7,746	81,308
Mothercare PLC (I)	11,702	78,912
MWB Group Holdings PLC (I)	15,166	1,146
N. Brown Group PLC	48,689	408,203
National Express Group PLC	166,223	680,053
NCC Group, Ltd.	6,726	14,277
Northgate PLC	45,478	278,385
Novae Group PLC	17,166	136,727
Ocado Group PLC (I)	67,657	346,400
Optos PLC (I)	8,945	21,452
Oxford Biomedica PLC (I)	110,000	2,727
Oxford Instruments PLC	6,505	144,055
Pace PLC	97,208	430,689
PayPoint PLC	13,531	227,723
Pendragon PLC	248,415	123,190
Pennon Group PLC	120,792	1,311,276
Persimmon PLC (I)	69,046	1,175,937
Petra Diamonds, Ltd. (I)	119,446	222,079
Petropavlovsk PLC	25,670	42,168
Phoenix IT Group, Ltd.	10,564	24,884
Photo-Me International PLC (I)	24,027	36,490
Premier Farnell PLC	127,373	437,537
Premier Foods PLC (I)	60,487	123,264
Premier Oil PLC	175,219	976,990

63

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

United Kingdom (continued)

Puma Brandenburg, Ltd., A Shares (I)	82,607	7,681
Puma Brandenburg, Ltd., B Shares (I)	82,607	3,200
Punch Taverns PLC (I)	147,074	29,630
PZ Cussons PLC	79,799	495,749
QinetiQ Group PLC	124,076	361,488
Quintain Estates & Development PLC (I)	172,088	235,349
R.E.A. Holdings PLC (I)	2,867	17,459
Rank Group PLC	7,361	18,285
Rathbone Brothers PLC	4,711	113,598
Redrow PLC (I)	102,557	357,598
Renishaw PLC	6,127	161,415
Renold PLC (I)	26,634	12,532
Rentokil Initial PLC	267,842	417,150
Restaurant Group PLC	62,568	524,078
Ricardo PLC	11,193	82,069
Rightmove PLC	14,440	520,505
RM PLC (I)	13,737	17,935
Robert Walters PLC	8,872	38,979
Rotork PLC	14,933	626,611
RPC Group PLC	54,776	381,395
RPS Group PLC	42,753	165,636
Salamander Energy PLC (I)	49,302	97,796
Savills PLC	43,906	411,471
SDL PLC	15,813	85,769
Senior PLC	148,012	619,367
Sepura PLC	12,332	29,335
Serco Group PLC	157,045	1,332,466
Severfield Rowen PLC	65,454	56,930
Shanks Group PLC	139,267	202,302
Shore Capital Group PLC (I)	29,764	10,148
SIG PLC (I)	214,506	581,403
Smiths News PLC	61,486	178,897
Soco International PLC (I)	68,528	422,774
Spectris PLC	35,126	1,208,996
Speedy Hire PLC	226,833	199,434
Spirax-Sarco Engineering PLC	22,123	1,018,921
Spirent Communications PLC	110,810	215,855
Spirit Pub Company PLC	154,384	177,030
Sportech PLC (I)	2,345	3,116
Sports Direct International PLC (I)	29,388	307,283
St James's Place PLC	32,947	303,029
St. Ives Group PLC	26,864	68,090
St. Modwen Properties PLC (I)	67,348	313,525
Stagecoach Group PLC	129,101	639,217
Sthree PLC	25,114	132,612
Stolt-Nielsen, Ltd.	8,163	187,782
SuperGroup PLC (I)	11,805	202,118
Synergy Health PLC	17,077	292,959
TalkTalk Telecom Group PLC	76,638	283,257
Taylor Wimpey PLC	1,064,103	1,639,147
Ted Baker PLC (I)	5,384	155,992
Telecity Group PLC	9,897	125,690
Telecom Plus PLC (I)	8,593	179,374
Thomas Cook Group PLC (I)	512,467	1,119,780
Thorntons PLC (I)	10,207	12,808
Topps Tiles PLC	34,605	43,840

64

International Small Company Fund
Fund’s investments
As of 8-31-13

	Shares	Value

United Kingdom (continued)

Torotrak PLC (I)	880	390
Travis Perkins PLC	44,505	1,086,268
Tribal Group PLC	3,692	11,198
Trinity Mirror PLC (I)	103,423	190,900
TT electronics PLC	55,567	160,172
TUI Travel PLC	68,961	368,056
Tullett Prebon PLC	72,881	385,929
UK Mail Group PLC (I)	6,109	59,644
Ultra Electronics Holdings PLC	22,687	652,182
Unite Group PLC	65,531	363,523
UTV Media PLC	12,462	34,517
Vectura Group PLC (I)	70,341	108,474
Vedanta Resources PLC	37,139	668,781
Vesuvius PLC	105,601	753,935
Victrex PLC	15,426	374,841
Vislink PLC (I)	10,699	7,710
Vitec Group PLC	3,750	36,902
Volex Group PLC	6,093	10,906
VP PLC (I)	664	4,470
W.S. Atkins PLC	21,947	400,894
WH Smith PLC	41,262	541,923
William Hill PLC	155,848	1,002,782
Wilmington Group PLC (I)	8,311	24,922
Wincanton PLC (I)	11,768	15,866
Wolfson Microelectronics PLC (I)	19,545	50,431
Xaar PLC	18,927	238,463
Xchanging PLC	74,399	144,697
Yule Catto & Company PLC (I)	91,958	320,642

United States 0.2%		1,288,081

AgJunction, Inc. (I)	10,400	10,071
Alacer Gold Corp.	24,834	76,391
Argonaut Gold, Inc. (I)	33,554	231,912
Atna Resources, Ltd. (I)(L)	16,098	2,827
Bauer Performance Sports, Ltd. (I)	7,233	80,687
BNK Petroleum, Inc. (I)	14,500	18,034
Boart Longyear, Ltd.	78,496	31,907
Diligent Board Member Services, Inc. (I)	7,635	27,551
Golden Star Resources, Ltd. (I)(L)	13,800	7,593
Golden Star Resources, Ltd. (Toronto Exchange) (I)	38,298	21,089
International Minerals Corp.	3,700	7,904
Jaguar Mining, Inc. (I)	2,112	571
pSivida Corp. (I)	2,379	8,616
Ram Power Corp. (I)	11,984	1,820
Sims Metal Management, Ltd.	53,045	442,462
Thompson Creek Metals Company, Inc. (I)(L)	12,600	46,620
Thompson Creek Metals Company, Inc. (Toronto Exchange) (I)(L)	61,272	225,124
UR-Energy, Inc. (I)	10,200	10,555
WaterFurance Renewable Energy, Inc.	1,794	36,347

Preferred Securities 0.0%		$773

(Cost $2,309)

France 0.0%		773

Valneva SE (I)	2,827	773

65

International Small Company Fund
Fund’s investments
As of 8-31-13

		Shares	Value

Warrants 0.0%			$311

(Cost $0)

Clal Biotechnology Industries, Ltd. (I)(N)		653	0
Seat Pagine Gialle SpA (Expiration Date: 8-31-14) (I)(N)		130,315	80
Tower Semiconductor, Ltd. (Expiration Date: 6-27-17; Strike Price: $7.33) (I)		402	231

Rights 0.0%			$30,064

(Cost $29,905)

Gildemeister AG (I)(N)		22,589	17,017
Intercell AG (I)(N)		8,699	0
Mermaid Maritime PCL (I)(N)		49,600	0
United Engineers, Ltd. (I)(N)		89,000	13,047

Units 0.1%			$756,680

(Cost $637,737)

Australia 0.0%			274,744

DUET Group		148,602	274,744

Ireland 0.1%			337,043

Grafton Group PLC		39,874	337,043

Singapore 0.0%			144,893

Cityspring Infrastructure Trust (I)		277,000	98,696
Rickmers Maritime (I)		215,000	46,197

Securities Lending Collateral 3.4%			$17,401,919

(Cost $17,401,218)

John Hancock Collateral Investment Trust (W)	0.1754(Y)	1,738,853	17,401,919

Short-Term Investments 0.3%			$1,375,492

(Cost $1,375,492)
	Yield (%)	Shares	Value
Money Market Funds 0.3%			1,375,492

State Street Institutional Liquid Reserves Fund	0.0756(Y)	1,375,492	1,375,492

Total investments (Cost $500,262,573)† 103.1%			$533,760,619

Other assets and liabilities, net (3.1%)			($15,988,931)

Total net assets 100.0%			$517,771,688

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-13.

(N) Strike price and/or expiration date not available.

(W) The subadvisor is an affiliate of the advisor and/or the fund and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-13.

66

International Small Company Fund
Fund’s investments
As of 8-31-13

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $ 502,711,472. Net unrealized appreciation aggregated $31,049,147, of which $79,775,573 related to appreciated investment securities and $48,726,426 related to depreciated investment securities.

The fund had the following sector allocation as a percentage of net assets on 8-31-13.

Industrials	24.7%
Consumer Discretionary	20.2%
Financials	14.5%
Materials	10.3%
Information Technology	8.0%
Energy	6.5%
Consumer Staples	5.6%
Health Care	5.6%
Utilities	2.2%
Telecommunication Services	1.8%
Short-Term Investments & Other	0.6%

Total	100.0%

67

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and (ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Principal Executive Officer and Principal Financial Officer.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: October 25, 2013

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: October 25, 2013